UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK TRUST

(Exact name of registrant as specified in charter)
601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited)
(showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.51%
Advertising - 0.22%
Monster Worldwide, Inc. *	14,923	$706,903
Omnicom Group, Inc.	19,408	1,986,991
The Interpublic Group of Companies, Inc. * (a)	54,440	670,156

		3,364,050
Aerospace - 2.07%
Boeing Company	91,672	8,150,558
General Dynamics Corp.	47,125	3,600,350
Goodrich Corp.	14,562	749,652
Lockheed Martin Corp.	41,219	3,999,067
Northrop Grumman Corp.	40,682	3,019,418
Raytheon Company	51,825	2,718,739
Rockwell Collins, Inc.	19,540	1,307,812
United Technologies Corp.	115,659	7,517,835

		31,063,431
Agriculture - 0.42%
Archer-Daniels-Midland Company	75,814	2,782,374
Monsanto Company	63,128	3,469,515

		6,251,889
Air Travel - 0.09%
Southwest Airlines Company	91,575	1,346,152
Aluminum - 0.23%
Alcoa, Inc.	100,996	3,423,764
Apparel & Textiles - 0.50%
Cintas Corp.	15,767	569,189
Coach, Inc. *	42,995	2,151,900
Jones Apparel Group, Inc.	12,601	387,229
Liz Claiborne, Inc.	12,016	514,886
NIKE, Inc., Class B	21,952	2,332,619
Polo Ralph Lauren Corp., Class A	7,117	627,363
VF Corp.	10,459	864,122

		7,447,308
Auto Parts - 0.26%
AutoZone, Inc. *	5,770	739,368
Genuine Parts Company	19,802	970,298
Johnson Controls, Inc.	22,823	2,159,512

		3,869,178
Auto Services - 0.03%
AutoNation, Inc. *	17,484	371,360
Automobiles - 0.39%
Ford Motor Company (a)	219,816	1,734,348
General Motors Corp. (a)	65,695	2,012,895
PACCAR, Inc.	28,835	2,116,489

		5,863,732
Banking - 5.07%
Bank of America Corp.	519,454	26,502,543
Bank of New York Company, Inc.	87,804	3,560,452
BB&T Corp.	62,951	2,582,250
Comerica, Inc.	18,311	1,082,546
Commerce Bancorp, Inc. (a)	21,782	727,083

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Compass Bancshares, Inc.	15,138	$1,041,494
Fifth Third Bancorp	64,608	2,499,684
First Horizon National Corp. (a)	14,557	604,552
Hudson City Bancorp, Inc.	57,484	786,381
Huntington BancShares, Inc. (a)	27,354	597,685
KeyCorp	45,983	1,722,983
M&T Bank Corp.	8,923	1,033,551
Marshall & Ilsley Corp.	29,702	1,375,500
National City Corp.	68,816	2,563,396
Northern Trust Corp.	21,904	1,317,307
Regions Financial Corp.	84,991	3,006,132
Sovereign Bancorp, Inc. (a)	41,942	1,067,004
SunTrust Banks, Inc.	41,264	3,426,563
US Bancorp	205,724	7,194,168
Wachovia Corp.	221,350	12,185,317
Zions Bancorp.	12,776	1,079,828

		75,956,419
Biotechnology - 0.89%
Amgen, Inc. *	135,599	7,577,272
Applera Corp.	21,319	630,403
Biogen Idec, Inc. *	39,774	1,765,170
Genzyme Corp. *	30,600	1,836,612
MedImmune, Inc. * (a)	27,614	1,004,874
Millipore Corp. * (a)	6,264	453,952

		13,268,283
Broadcasting - 0.73%
CBS Corp., Class B (a)	85,723	2,622,267
Clear Channel Communications, Inc.	57,632	2,019,425
News Corp., Class A	272,511	6,300,454

		10,942,146
Building Materials & Construction - 0.16%
American Standard Companies, Inc.	20,292	1,075,882
Masco Corp.	45,484	1,246,261

		2,322,143
Business Services - 1.32%
Affiliated Computer Services, Inc., Class A *	11,489	676,472
Automatic Data Processing, Inc.	63,915	3,093,486
Computer Sciences Corp. *	20,119	1,048,804
Convergys Corp. *	15,873	403,333
Electronic Data Systems Corp.	59,751	1,653,908
Equifax, Inc.	14,502	528,598
First Data Corp.	87,459	2,352,647
Fiserv, Inc. *	19,814	1,051,331
Fluor Corp.	10,214	916,400
H & R Block, Inc.	37,435	787,632
Moody's Corp.	27,172	1,686,294
NCR Corp. *	20,791	993,186
Paychex, Inc.	39,396	1,491,927
Pitney Bowes, Inc.	25,587	1,161,394
R.R. Donnelley & Sons Company	25,367	928,179
Robert Half International, Inc.	19,510	722,065

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Unisys Corp. *	40,101	$338,051

		19,833,707
Cable and Television - 1.60%
Comcast Corp., Class A *	361,232	9,373,971
DIRECTV Group, Inc. *	89,974	2,075,700
E.W. Scripps Company, Class A (a)	9,695	433,173
Time Warner, Inc.	443,174	8,739,391
Viacom, Inc. *	80,393	3,304,956

		23,927,191
Cellular Communications - 0.50%
ALLTEL Corp.	41,841	2,594,142
Motorola, Inc.	277,643	4,905,952

		7,500,094
Chemicals - 1.25%
Air Products & Chemicals, Inc.	25,140	1,859,354
Ashland, Inc.	6,475	424,760
Dow Chemical Company	111,406	5,109,079
E.I. Du Pont De Nemours & Company	107,336	5,305,619
Eastman Chemical Company	9,714	615,188
Hercules, Inc. *	13,522	264,220
PPG Industries, Inc.	19,046	1,339,124
Praxair, Inc.	37,211	2,342,805
Rohm & Haas Company	16,532	855,035
Sigma-Aldrich Corp.	15,339	636,875

		18,752,059
Coal - 0.14%
CONSOL Energy, Inc.	21,200	829,556
Peabody Energy Corp.	30,743	1,237,098

		2,066,654
Colleges & Universities - 0.05%
Apollo Group, Inc., Class A *	16,254	713,551
Commercial Services - 0.05%
CB Richard Ellis Group, Inc. *	21,696	741,569
Computers & Business Equipment - 5.09%
Apple Computer, Inc. *	100,106	9,300,849
Cisco Systems, Inc. *	701,542	17,910,367
Cognizant Technology Solutions Corp.,
Class A *	16,573	1,462,899
Dell, Inc. *	263,845	6,123,842
EMC Corp. *	244,856	3,391,256
Hewlett-Packard Company	310,866	12,478,161
International Business Machines Corp.	174,865	16,482,775
Juniper Networks, Inc. *	66,116	1,301,163
Lexmark International, Inc. * (a)	11,151	651,887
Network Appliance, Inc. *	43,098	1,573,939
SanDisk Corp. *	26,408	1,156,670
Sun Microsystems, Inc. *	418,223	2,513,520
Xerox Corp. *	110,222	1,861,650

		76,208,978

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Mining Equipment - 0.13%
National Oilwell, Inc. *	20,419	$1,588,394
Rowan Companies, Inc.	12,834	416,720

		2,005,114
Construction Materials - 0.14%
Sherwin-Williams Company	12,962	856,010
Vulcan Materials Company	11,035	1,285,357

		2,141,367
Containers & Glass - 0.14%
Ball Corp.	11,974	549,008
Bemis Company, Inc.	12,148	405,622
Pactiv Corp. *	15,434	520,743
Sealed Air Corp.	18,740	592,184

		2,067,557
Cosmetics & Toiletries - 2.25%
Avon Products, Inc.	51,231	1,908,867
Colgate-Palmolive Company	59,632	3,982,821
Estee Lauder Companies, Inc., Class A (a)	13,505	659,719
International Flavors & Fragrances, Inc. (a)	9,071	428,333
Kimberly-Clark Corp.	53,016	3,631,066
Procter & Gamble Company	366,494	23,147,761

		33,758,567
Crude Petroleum & Natural Gas - 1.46%
Apache Corp.	38,440	2,717,708
Chesapeake Energy Corp. (a)	47,558	1,468,591
Devon Energy Corp.	51,624	3,573,413
EOG Resources, Inc.	28,340	2,021,775
Marathon Oil Corp.	40,172	3,970,199
Occidental Petroleum Corp.	97,344	4,800,033
Sunoco, Inc.	14,093	992,711
XTO Energy, Inc.	42,738	2,342,470

		21,886,900
Drugs & Health Care - 0.52%
Wyeth	156,356	7,822,491
Electrical Equipment - 0.38%
Cooper Industries, Ltd., Class A	21,196	953,608
Emerson Electric Company	92,674	3,993,323
Molex, Inc.	16,467	464,369
Tektronix, Inc.	9,491	267,267

		5,678,567
Electrical Utilities - 2.84%
Allegheny Energy, Inc. *	19,100	938,574
Ameren Corp. (a)	23,996	1,206,999
American Electric Power Company, Inc.	46,073	2,246,059
CenterPoint Energy, Inc. (a)	37,177	666,955
CMS Energy Corp.	25,931	461,572
Consolidated Edison, Inc. (a)	29,925	1,527,971
Constellation Energy Group, Inc.	20,986	1,824,733
Dominion Resources, Inc.	40,533	3,598,114
DTE Energy Company	20,573	985,447
Dynegy, Inc., Class A *	43,969	407,153

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Edison International	37,843	$1,859,227
Entergy Corp.	23,033	2,416,622
Exelon Corp.	77,838	5,348,249
FirstEnergy Corp.	37,075	2,455,848
FPL Group, Inc.	47,109	2,881,658
Integrys Energy Group, Inc. * (a)	8,730	484,602
PG&E Corp. (a)	40,747	1,966,858
Pinnacle West Capital Corp.	11,616	560,472
PPL Corp.	44,728	1,829,375
Public Service Enterprise Group, Inc.	29,359	2,437,971
TECO Energy, Inc.	24,344	418,960
The AES Corp. *	77,145	1,660,160
The Southern Company (a)	86,948	3,186,644
Xcel Energy, Inc. (a)	47,360	1,169,318

		42,539,541
Electronics - 0.46%
Agilent Technologies, Inc. *	46,884	1,579,522
Harman International Industries, Inc.	7,608	730,977
Jabil Circuit, Inc.	21,452	459,287
L-3 Communications Holdings, Inc.	14,463	1,265,079
Sanmina-SCI Corp. *	61,566	222,869
Solectron Corp. *	105,003	330,759
Thermo Electron Corp. *	48,786	2,280,745

		6,869,238
Energy - 0.65%
Duke Energy Corp.	146,012	2,962,584
Progress Energy, Inc.	29,863	1,506,290
Sempra Energy Corp.	30,538	1,863,123
TXU Corp.	53,340	3,419,094

		9,751,091
Financial Services - 9.70%
Ameriprise Financial, Inc.	27,783	1,587,521
Bear Stearns Companies, Inc.	13,911	2,091,519
Capital One Financial Corp.	47,690	3,598,687
Charles Schwab Corp.	119,293	2,181,869
Chicago Merchantile Exchange Holdings, Inc. (a)	4,048	2,155,398
CIT Group, Inc.	22,475	1,189,377
Citigroup, Inc.	569,421	29,234,048
Countrywide Financial Corp.	68,507	2,304,575
E*TRADE Financial Corp. *	49,615	1,052,830
Federal Home Loan Mortgage Corp.	80,491	4,788,410
Federal National Mortgage Association	112,421	6,135,938
Federated Investors, Inc., Class B	10,344	379,832
Fidelity National Information Services, Inc.	18,907	859,512
Franklin Resources, Inc.	19,445	2,349,539
Goldman Sachs Group, Inc.	47,779	9,872,575
Janus Capital Group, Inc. (a)	22,037	460,794
JP Morgan Chase & Company	403,425	19,517,702
Legg Mason, Inc.	15,275	1,439,058
Lehman Brothers Holdings, Inc.	61,104	4,281,557
Mellon Financial Corp.	48,315	2,084,309

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Merrill Lynch & Company, Inc.	102,715	$8,388,734
Morgan Stanley	123,648	9,738,516
PNC Financial Services Group, Inc.	40,207	2,893,698
SLM Corp.	47,677	1,949,989
State Street Corp. (c)	38,776	2,510,746
Synovus Financial Corp.	37,935	1,226,818
T. Rowe Price Group, Inc. (c)	30,815	1,454,160
Washington Mutual, Inc. (a)	103,260	4,169,639
Wells Fargo & Company (c)	392,422	13,511,089
Western Union Company	89,663	1,968,103

		145,376,542
Food & Beverages - 2.75%
Campbell Soup Company	25,367	988,045
Coca-Cola Enterprises, Inc.	32,326	654,602
ConAgra Foods, Inc.	58,674	1,461,569
Constellation Brands, Inc., Class A *	24,501	518,931
Dean Foods Company *	14,977	700,025
General Mills, Inc.	40,089	2,333,982
H.J. Heinz Company	37,731	1,777,885
Hershey Company (a)	20,102	1,098,775
Kellogg Company	29,121	1,497,693
McCormick & Company, Inc.	15,121	582,461
Pepsi Bottling Group, Inc.	15,270	486,960
PepsiCo, Inc.	190,224	12,090,637
Sara Lee Corp.	85,192	1,441,449
Sysco Corp.	71,662	2,424,325
The Coca-Cola Company	233,959	11,230,032
Tyson Foods, Inc., Class A	29,300	568,713
William Wrigley Jr. Company	25,338	1,290,464

		41,146,548
Forest Products - 0.12%
Weyerhaeuser Company	24,532	1,833,522
Furniture & Fixtures - 0.03%
Leggett & Platt, Inc.	20,604	467,093
Gas & Pipeline Utilities - 0.61%
El Paso Corp.	81,111	1,173,676
KeySpan Corp.	20,394	839,213
Kinder Morgan, Inc.	12,469	1,327,325
Nicor, Inc. (a)	5,216	252,559
NiSource, Inc.	31,808	777,388
Questar Corp.	9,983	890,583
Spectra Energy Corp.	72,926	1,915,766
Williams Companies, Inc.	69,441	1,976,291

		9,152,801
Healthcare Products - 3.00%
Bausch & Lomb, Inc.	6,311	322,871
Baxter International, Inc.	75,475	3,975,268
Becton, Dickinson & Company	28,409	2,184,368
Biomet, Inc.	28,447	1,208,713
Boston Scientific Corp. *	137,552	2,000,006

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
C.R. Bard, Inc.	11,995	$953,723
Johnson & Johnson	336,144	20,256,037
Medtronic, Inc.	133,753	6,561,922
Patterson Companies, Inc. * (a)	16,160	573,518
St. Jude Medical, Inc. *	39,983	1,503,761
Stryker Corp.	34,632	2,296,794
Varian Medical Systems, Inc. *	14,919	711,487
Zimmer Holdings, Inc. *	27,546	2,352,704

		44,901,172
Healthcare Services - 1.87%
Cardinal Health, Inc.	46,494	3,391,737
Coventry Health Care, Inc. *	18,523	1,038,214
Express Scripts, Inc. *	15,754	1,271,663
Humana, Inc. *	19,364	1,123,499
IMS Health, Inc.	22,666	672,274
Laboratory Corp. of America Holdings * (a)	14,217	1,032,581
McKesson Corp.	34,310	2,008,507
Medco Health Solutions, Inc. *	33,457	2,426,636
Quest Diagnostics, Inc.	18,441	919,653
UnitedHealth Group, Inc.	157,303	8,332,340
Wellpoint, Inc. *	71,133	5,768,886

		27,985,990
Holdings Companies/Conglomerates - 3.07%
General Electric Company	1,194,373	42,233,029
Loews Corp.	52,392	2,380,169
Textron, Inc.	14,551	1,306,680

		45,919,878
Homebuilders - 0.20%
Centex Corp. (a)	13,873	579,614
D.R. Horton, Inc.	31,712	697,664
KB Home (a)	8,927	380,915
Lennar Corp., Class A	16,020	676,204
Pulte Homes, Inc. (a)	24,681	653,059

		2,987,456
Hotels & Restaurants - 1.18%
Darden Restaurants, Inc.	16,863	694,587
Hilton Hotels Corp.	45,177	1,624,565
Marriott International, Inc., Class A	38,301	1,875,217
McDonald's Corp.	139,783	6,297,224
Starbucks Corp. *	87,223	2,735,313
Starwood Hotels & Resorts Worldwide, Inc.	24,955	1,618,332
Wendy's International, Inc. (a)	11,118	347,994
Wyndham Worldwide Corp. *	21,940	749,251
Yum! Brands, Inc.	30,620	1,768,611

		17,711,094
Household Appliances - 0.09%
Black & Decker Corp.	7,619	621,863
Whirlpool Corp. (a)	9,141	776,162

		1,398,025

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.24%
Fortune Brands, Inc.	17,708	$1,395,744
Newell Rubbermaid, Inc.	32,243	1,002,435
The Clorox Company	17,568	1,118,906

		3,517,085
Industrial Machinery - 1.07%
Caterpillar, Inc.	75,010	5,027,920
Cummins, Inc.	6,051	875,701
Deere & Company	26,349	2,862,555
Dover Corp.	23,776	1,160,506
Ingersoll-Rand Company, Class A	35,751	1,550,521
ITT Corp.	21,115	1,273,657
Pall Corp.	14,287	542,906
Parker-Hannifin Corp.	13,447	1,160,611
Terex Corp. *	11,917	855,164
W.W. Grainger, Inc.	8,318	642,482

		15,952,023
Insurance - 4.84%
ACE, Ltd.	37,949	2,165,370
Aetna, Inc.	59,979	2,626,480
AFLAC, Inc.	57,131	2,688,585
Allstate Corp.	71,866	4,316,272
Ambac Financial Group, Inc.	11,889	1,027,091
American International Group, Inc.	302,171	20,311,935
Aon Corp.	34,656	1,315,542
Chubb Corp.	47,457	2,452,103
CIGNA Corp.	11,321	1,615,054
Cincinnati Financial Corp.	20,075	851,180
Genworth Financial, Inc.	51,197	1,788,823
Hartford Financial Services Group, Inc.	37,193	3,554,907
Lincoln National Corp.	32,151	2,179,516
Marsh & McLennan Companies, Inc.	64,204	1,880,535
MBIA, Inc.	15,650	1,024,919
MetLife, Inc.	87,422	5,520,699
MGIC Investment Corp. (a)	9,645	568,283
Principal Financial Group, Inc.	31,114	1,862,795
Progressive Corp.	86,470	1,886,775
Prudential Financial, Inc.	54,474	4,916,823
SAFECO Corp.	12,262	814,565
The Travelers Companies, Inc.	78,470	4,062,392
Torchmark Corp.	11,381	746,480
UnumProvident Corp. (a)	39,799	916,571
XL Capital, Ltd., Class A	21,029	1,471,189

		72,564,884
International Oil - 6.05%
Anadarko Petroleum Corp.	53,788	2,311,808
Chevron Corp.	250,624	18,536,151
ConocoPhillips	190,960	13,052,116
Exxon Mobil Corp.	661,281	49,893,651
Hess Corp.	31,381	1,740,704
Murphy Oil Corp.	21,794	1,163,800
Nabors Industries, Ltd. *	32,346	959,706

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Noble Corp.	15,622	$1,229,139
Weatherford International, Ltd. *	39,277	1,771,393

		90,658,468
Internet Content - 1.07%
Google, Inc., Class A *	25,282	11,583,201
Yahoo!, Inc. *	141,804	4,437,047

		16,020,248
Internet Retail - 0.45%
Amazon.com, Inc. * (a)	36,123	1,437,334
eBay, Inc. *	131,974	4,374,938
IAC/InterActiveCorp. *	25,222	951,122

		6,763,394
Internet Software - 0.17%
Symantec Corp. *	107,388	1,857,812
VeriSign, Inc. *	28,473	715,242

		2,573,054
Leisure Time - 1.08%
Brunswick Corp. (a)	10,538	335,635
Carnival Corp.	51,385	2,407,901
Electronic Arts, Inc. *	36,011	1,813,514
Harrah's Entertainment, Inc.	21,650	1,828,343
International Game Technology	39,290	1,586,530
Walt Disney Company	237,922	8,191,655

		16,163,578
Life Sciences - 0.07%
PerkinElmer, Inc.	14,150	342,713
Waters Corp. *	11,793	683,994

		1,026,707
Liquor - 0.37%
Anheuser-Busch Companies, Inc.	88,608	4,471,160
Brown Forman Corp., Class B	9,153	600,071
Molson Coors Brewing Company, Class B	5,452	515,868

		5,587,099
Manufacturing - 1.85%
3M Company	85,240	6,514,893
Danaher Corp.	27,644	1,975,164
Eaton Corp.	16,981	1,418,932
Harley-Davidson, Inc.	29,914	1,757,447
Honeywell International, Inc.	92,911	4,279,481
Illinois Tool Works, Inc.	48,031	2,478,400
Rockwell Automation, Inc.	19,242	1,152,019
Snap-on, Inc.	6,841	329,052
Stanley Works (a)	9,619	532,508
Tyco International, Ltd.	229,653	7,245,552

		27,683,448
Medical-Hospitals - 0.05%
Manor Care, Inc.	8,464	460,103
Tenet Healthcare Corp. * (a)	54,776	352,210

		812,313

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining - 0.32%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	38,774	$2,566,472
Newmont Mining Corp.	52,378	2,199,352

		4,765,824
Newspapers - 0.04%
Dow Jones & Company, Inc. (a)	7,589	261,593
The New York Times Company, Class A (a)	16,717	393,017

		654,610
Office Furnishings & Supplies - 0.15%
Avery Dennison Corp.	10,643	683,919
Office Depot, Inc. *	32,114	1,128,486
OfficeMax, Inc.	8,709	459,313

		2,271,718
Paper - 0.27%
International Paper Company	52,568	1,913,475
MeadWestvaco Corp.	21,193	653,592
Plum Creek Timber Company, Inc.	20,594	811,815
Temple-Inland, Inc.	12,213	729,605

		4,108,487
Petroleum Services - 1.73%
Baker Hughes, Inc.	37,196	2,459,771
BJ Services Company	34,059	950,246
ENSCO International, Inc.	17,525	953,360
Halliburton Company	116,053	3,683,522
Schlumberger, Ltd.	136,886	9,458,823
Smith International, Inc. (a)	23,158	1,112,742
Transocean, Inc. *	34,028	2,780,088
Valero Energy Corp.	70,167	4,525,070

		25,923,622
Pharmaceuticals - 4.89%
Abbott Laboratories	179,226	10,000,811
Allergan, Inc.	17,859	1,979,134
AmerisourceBergen Corp.	22,006	1,160,817
Barr Pharmaceuticals, Inc. *	12,387	574,137
Bristol-Myers Squibb Company	234,560	6,511,386
Celgene Corp. *	43,852	2,300,476
Eli Lilly & Company	114,593	6,154,790
Forest Laboratories, Inc. *	36,919	1,899,113
Gilead Sciences, Inc. *	53,970	4,128,705
Hospira, Inc. *	18,114	740,863
King Pharmaceuticals, Inc. *	28,247	555,618
Merck & Company, Inc.	251,634	11,114,674
Mylan Laboratories, Inc.	28,429	600,989
Pfizer, Inc.	823,136	20,792,415
Schering-Plough Corp.	172,800	4,408,128
Watson Pharmaceuticals, Inc. *	11,905	314,649

		73,236,705
Photography - 0.05%
Eastman Kodak Company (a)	33,394	753,369

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing - 0.34%
Gannett Company, Inc.	27,275	$1,535,310
McGraw-Hill Companies, Inc.	41,225	2,592,228
Meredith Corp.	4,521	259,460
Tribune Company (a)	20,645	662,911

		5,049,909
Railroads & Equipment - 0.73%
Burlington Northern Santa Fe Corp.	41,693	3,353,368
CSX Corp.	50,733	2,031,857
Norfolk Southern Corp.	46,109	2,333,115
Union Pacific Corp.	31,448	3,193,544

		10,911,884
Real Estate - 1.28%
Apartment Investment & Management
Company, Class A, REIT	11,333	653,801
Archstone-Smith Trust, REIT	25,597	1,389,405
Avalon Bay Communities, Inc., REIT	9,216	1,198,080
Boston Properties, Inc., REIT	13,815	1,621,881
Developers Diversified Realty Corp., REIT	14,700	924,630
Equity Residential, REIT	34,150	1,647,054
Host Hotels & Resorts, Inc., REIT	66,000	1,736,460
Kimco Realty Corp., REIT	26,255	1,279,669
ProLogis, REIT	29,762	1,932,447
Public Storage, Inc., REIT	14,249	1,348,953
Realogy Corp., REIT (a)	25,277	748,452
Simon Property Group, Inc., REIT	25,737	2,863,241
Vornado Realty Trust, REIT	15,143	1,807,165

		19,151,238
Retail Grocery - 0.39%
Safeway, Inc.	51,164	1,874,649
SUPERVALU, Inc.	24,137	943,033
The Kroger Company	82,229	2,322,969
Whole Foods Market, Inc. (a)	16,328	732,311

		5,872,962
Retail Trade - 4.82%
Abercrombie & Fitch Company, Class A	10,240	774,963
Bed Bath & Beyond, Inc. *	32,914	1,322,155
Best Buy Company, Inc.	47,019	2,290,766
Big Lots, Inc. *	12,717	397,788
Circuit City Stores, Inc.	16,532	306,338
Costco Wholesale Corp.	52,536	2,828,538
CVS/Caremark Corp.	178,899	6,107,606
Dillard's, Inc., Class A (a)	7,071	231,434
Dollar General Corp.	36,242	766,518
Family Dollar Stores, Inc.	17,612	521,667
Federated Department Stores, Inc.	60,997	2,747,915
Gap, Inc.	61,199	1,053,235
Home Depot, Inc.	237,045	8,709,033
J.C. Penney Company, Inc.	26,131	2,146,923
Kohl's Corp. *	37,983	2,909,878
Limited Brands, Inc.	39,726	1,035,260
Lowe's Companies, Inc.	176,870	5,569,636

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Nordstrom, Inc.	26,571	$1,406,669
RadioShack Corp. (a)	15,819	427,588
Sears Holdings Corp. *	9,653	1,739,084
Staples, Inc.	83,278	2,151,903
Target Corp.	99,759	5,911,718
The TJX Companies, Inc.	52,859	1,425,079
Tiffany & Company	15,720	714,946
Walgreen Company	116,245	5,334,483
Wal-Mart Stores, Inc.	285,625	13,410,094

		72,241,217
Sanitary Services - 0.23%
Allied Waste Industries, Inc. *	29,617	372,878
Ecolab, Inc.	20,669	888,767
Waste Management, Inc.	61,916	2,130,530

		3,392,175
Semiconductors - 2.33%
Advanced Micro Devices, Inc. * (a)	64,454	841,769
Altera Corp. *	41,411	827,806
Analog Devices, Inc.	38,761	1,336,867
Applied Materials, Inc.	162,245	2,972,328
Broadcom Corp., Class A *	54,769	1,756,442
Intel Corp.	669,830	12,813,848
KLA-Tencor Corp. (a)	23,198	1,236,917
Linear Technology Corp.	34,763	1,098,163
LSI Logic Corp. * (a)	46,972	490,388
Maxim Integrated Products, Inc.	37,248	1,095,091
Micron Technology, Inc. *	87,669	1,059,042
National Semiconductor Corp.	32,942	795,220
Novellus Systems, Inc. * (a)	14,606	467,684
NVIDIA Corp. *	41,296	1,188,499
PMC-Sierra, Inc. * (a)	24,669	172,930
QLogic Corp. *	18,474	314,058
Teradyne, Inc. *	22,041	364,558
Texas Instruments, Inc.	167,652	5,046,325
Xilinx, Inc.	38,545	991,763

		34,869,698
Software - 2.97%
Adobe Systems, Inc. *	68,348	2,850,112
Autodesk, Inc. *	26,912	1,011,891
BMC Software, Inc. *	23,690	729,415
CA, Inc.	47,777	1,237,902
Citrix Systems, Inc. *	20,975	671,829
Compuware Corp. *	37,660	357,393
Intuit, Inc. *	39,789	1,088,627
Microsoft Corp.	1,000,881	27,894,554
Novell, Inc. *	39,376	284,295
Oracle Corp. *	463,467	8,402,657

		44,528,675
Steel - 0.33%
Allegheny Technologies, Inc.	11,845	1,263,743
Nucor Corp.	34,976	2,277,987

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Steel (continued)
United States Steel Corp.	13,762	$1,364,777

		4,906,507
Telecommunications Equipment &
Services - 1.92%
ADC Telecommunications, Inc. *	13,621	228,015
Avaya, Inc. *	52,655	621,856
Ciena Corp. * (a)	9,886	276,314
Citizens Communications Company (a)	39,345	588,208
Corning, Inc. *	182,318	4,145,911
Embarq Corp.	17,484	985,223
JDS Uniphase Corp. * (a)	24,529	373,577
QUALCOMM, Inc.	192,402	8,207,869
Tellabs, Inc. *	50,794	502,861
Verizon Communications, Inc.	337,981	12,816,239

		28,746,073
Telephone - 2.54%
AT&T, Inc.	725,249	28,596,568
CenturyTel, Inc.	12,936	584,578
Qwest Communications International, Inc. * (a)	182,184	1,637,834
Sprint Nextel Corp.	337,124	6,391,871
Windstream Corp.	55,372	813,415

		38,024,266
Tires & Rubber - 0.04%
Goodyear Tire & Rubber Company (a)	20,936	652,994
Tobacco - 1.58%
Altria Group, Inc.	243,749	21,403,600
Reynolds American, Inc. (a)	19,915	1,242,895
UST, Inc. (a)	18,656	1,081,675

		23,728,170
Toys, Amusements & Sporting Goods - 0.12%
Hasbro, Inc.	18,683	534,707
Mattel, Inc.	45,666	1,259,012

		1,793,719
Transportation - 0.06%
C.H. Robinson Worldwide, Inc.	20,105	960,014
Travel Services - 0.56%
American Express Company	138,489	7,810,779
Sabre Holdings Corp.	15,541	508,968

		8,319,747
Trucking & Freight - 0.86%
FedEx Corp.	35,671	3,832,135
Ryder Systems, Inc.	7,052	347,946
United Parcel Service, Inc., Class B	123,868	8,683,147

		12,863,228

TOTAL COMMON STOCKS (Cost $1,215,089,189)		$1,475,683,324

SHORT TERM INVESTMENTS - 4.85%
BP Capital Markets PLC
5.40% due 04/02/2007	$2,800,000	$2,799,580

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Federal Home Loan Mortgage Corp. Discount Note
zero coupon due 05/21/2007	$5,550,000	$5,510,341
Federal National Mortgage Association
Discount Note
zero coupon due 04/25/2007	13,820,000	13,772,643
State Street Navigator Securities Lending
Prime Portfolio (c)	48,616,250	48,616,250
U.S. Treasury Bills
zero coupon due 05/10/2007	2,000,000	1,989,232

TOTAL SHORT TERM INVESTMENTS
(Cost $72,688,046)		$72,688,046

Total Investments (500 Index Trust)
(Cost $1,287,777,235) - 103.36%		$1,548,371,370
Liabilities in Excess of Other Assets - (3.36)%		(50,360,334)

TOTAL NET ASSETS - 100.00%		$1,498,011,036

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.42%
Advertising - 0.22%
Monster Worldwide, Inc. *	11,440	$541,913
Omnicom Group, Inc.	14,878	1,523,210
The Interpublic Group of Companies, Inc. * (a)	41,733	513,733

		2,578,856
Aerospace - 2.07%
Boeing Company	70,274	6,248,061
General Dynamics Corp.	36,125	2,759,950
Goodrich Corp.	11,163	574,671
Lockheed Martin Corp.	31,598	3,065,638
Northrop Grumman Corp.	31,186	2,314,625
Raytheon Company	39,728	2,084,131
Rockwell Collins, Inc.	14,979	1,002,545
United Technologies Corp.	88,662	5,763,030

		23,812,651
Agriculture - 0.42%
Archer-Daniels-Midland Company	58,117	2,132,894
Monsanto Company	48,393	2,659,679

		4,792,573
Air Travel - 0.09%
Southwest Airlines Company	70,200	1,031,940
Aluminum - 0.23%
Alcoa, Inc.	77,421	2,624,572
Apparel & Textiles - 0.50%
Cintas Corp.	12,087	436,341
Coach, Inc. *	32,959	1,649,598
Jones Apparel Group, Inc.	9,660	296,852
Liz Claiborne, Inc.	9,211	394,691
NIKE, Inc., Class B	16,828	1,788,143

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Polo Ralph Lauren Corp., Class A	5,456	$480,947
VF Corp.	8,018	662,447

		5,709,019
Auto Parts - 0.26%
AutoZone, Inc. *	4,423	566,763
Genuine Parts Company	15,180	743,820
Johnson Controls, Inc.	17,495	1,655,377

		2,965,960
Auto Services - 0.02%
AutoNation, Inc. *	13,403	284,680
Automobiles - 0.39%
Ford Motor Company	168,507	1,329,520
General Motors Corp. (a)	50,361	1,543,061
PACCAR, Inc.	22,105	1,622,507

		4,495,088
Banking - 5.07%
Bank of America Corp.	398,204	20,316,368
Bank of New York Company, Inc.	67,309	2,729,380
BB&T Corp.	48,257	1,979,502
Comerica, Inc.	14,037	829,868
Commerce Bancorp, Inc.	16,698	557,379
Compass Bancshares, Inc.	11,605	798,424
Fifth Third Bancorp	49,527	1,916,200
First Horizon National Corp. (a)	11,159	463,433
Hudson City Bancorp, Inc.	44,066	602,823
Huntington BancShares, Inc. (a)	20,969	458,173
KeyCorp	35,250	1,320,818
M&T Bank Corp.	6,840	792,277
Marshall & Ilsley Corp.	22,769	1,054,432
National City Corp.	52,753	1,965,049
Northern Trust Corp.	16,791	1,009,811
Regions Financial Corp.	65,152	2,304,426
Sovereign Bancorp, Inc.	32,152	817,947
SunTrust Banks, Inc.	31,632	2,626,721
US Bancorp	157,704	5,514,909
Wachovia Corp.	169,683	9,341,049
Zions Bancorp.	9,794	827,789

		58,226,778
Biotechnology - 0.89%
Amgen, Inc. *	103,948	5,808,614
Applera Corp.	16,343	483,262
Biogen Idec, Inc. *	30,490	1,353,146
Genzyme Corp. *	23,457	1,407,889
MedImmune, Inc. * (a)	21,168	770,304
Millipore Corp. *	4,802	348,001

		10,171,216
Broadcasting - 0.73%
CBS Corp., Class B	65,714	2,010,192
Clear Channel Communications, Inc.	44,180	1,548,067

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting (continued)
News Corp., Class A	208,902	$4,829,814

		8,388,073
Building Materials & Construction - 0.16%
American Standard Companies, Inc.	15,555	824,726
Masco Corp.	34,867	955,356

		1,780,082
Business Services - 1.32%
Affiliated Computer Services, Inc., Class A *	8,807	518,556
Automatic Data Processing, Inc.	48,996	2,371,406
Computer Sciences Corp. *	15,423	804,001
Convergys Corp. *	12,168	309,189
Electronic Data Systems Corp.	45,804	1,267,855
Equifax, Inc.	11,117	405,215
First Data Corp.	67,045	1,803,510
Fiserv, Inc. *	15,189	805,928
Fluor Corp. (a)	7,830	702,508
H & R Block, Inc.	28,697	603,785
Moody's Corp.	20,829	1,292,648
NCR Corp. *	15,938	761,358
Paychex, Inc.	30,200	1,143,674
Pitney Bowes, Inc.	19,615	890,325
R.R. Donnelley & Sons Company	19,446	711,529
Robert Half International, Inc.	14,956	553,521
Unisys Corp. *	30,741	259,147

		15,204,155
Cable and Television - 1.60%
Comcast Corp., Class A * (a)	276,914	7,185,918
DIRECTV Group, Inc. *	68,972	1,591,184
E.W. Scripps Company, Class A (a)	7,432	332,062
Time Warner, Inc.	339,729	6,699,456
Viacom, Inc. *	61,628	2,533,527

		18,342,147
Cellular Communications - 0.50%
ALLTEL Corp.	32,075	1,988,650
Motorola, Inc.	212,836	3,760,812

		5,749,462
Chemicals - 1.25%
Air Products & Chemicals, Inc.	19,272	1,425,357
Ashland, Inc.	4,964	325,638
Dow Chemical Company	85,402	3,916,536
E.I. Du Pont De Nemours & Company	82,282	4,067,199
Eastman Chemical Company	7,447	471,618
Hercules, Inc. *	10,366	202,552
PPG Industries, Inc.	14,600	1,026,526
Praxair, Inc.	28,525	1,795,934
Rohm & Haas Company	12,673	655,448
Sigma-Aldrich Corp.	11,759	488,234

		14,375,042
Coal - 0.14%
CONSOL Energy, Inc.	16,251	635,902

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Coal (continued)
Peabody Energy Corp.	23,567	$948,336

		1,584,238
Colleges & Universities - 0.05%
Apollo Group, Inc., Class A *	12,460	546,994
Commercial Services - 0.05%
CB Richard Ellis Group, Inc. *	16,631	568,447
Computers & Business Equipment - 5.08%
Apple Computer, Inc. *	76,739	7,129,820
Cisco Systems, Inc. *	537,790	13,729,779
Cognizant Technology Solutions Corp.,
Class A *	12,704	1,121,382
Dell, Inc. *	202,259	4,694,431
EMC Corp. *	187,702	2,599,673
Hewlett-Packard Company	238,304	9,565,523
International Business Machines Corp.	134,049	12,635,459
Juniper Networks, Inc. *	50,683	997,441
Lexmark International, Inc. * (a)	8,548	499,716
Network Appliance, Inc. *	33,038	1,206,548
SanDisk Corp. *	20,244	886,687
Sun Microsystems, Inc. *	320,602	1,926,818
Xerox Corp. *	84,494	1,427,104

		58,420,381
Construction & Mining Equipment - 0.13%
National Oilwell, Inc. *	15,653	1,217,647
Rowan Companies, Inc.	9,839	319,472

		1,537,119
Construction Materials - 0.14%
Sherwin-Williams Company	9,936	656,173
Vulcan Materials Company	8,460	985,421

		1,641,594
Containers & Glass - 0.14%
Ball Corp.	9,179	420,857
Bemis Company, Inc.	9,313	310,961
Pactiv Corp. *	11,831	399,178
Sealed Air Corp.	14,366	453,966

		1,584,962
Cosmetics & Toiletries - 2.25%
Avon Products, Inc.	39,273	1,463,312
Colgate-Palmolive Company	45,713	3,053,171
Estee Lauder Companies, Inc., Class A	10,353	505,744
International Flavors & Fragrances, Inc.	6,954	328,368
Kimberly-Clark Corp.	40,641	2,783,502
Procter & Gamble Company	280,948	17,744,676

		25,878,773
Crude Petroleum & Natural Gas - 1.46%
Apache Corp.	29,468	2,083,388
Chesapeake Energy Corp. (a)	36,457	1,125,792
Devon Energy Corp.	39,574	2,739,312
EOG Resources, Inc.	21,725	1,549,861
Marathon Oil Corp.	30,795	3,043,470

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Occidental Petroleum Corp.	74,622	$3,679,611
Sunoco, Inc.	10,804	761,034
XTO Energy, Inc.	32,762	1,795,685

		16,778,153
Drugs & Health Care - 0.52%
Wyeth	119,860	5,996,596
Electrical Equipment - 0.38%
Cooper Industries, Ltd., Class A	16,248	730,997
Emerson Electric Company	71,042	3,061,200
Molex, Inc.	12,623	355,969
Tektronix, Inc.	7,276	204,892

		4,353,058
Electrical Utilities - 2.84%
Allegheny Energy, Inc. *	14,642	719,508
Ameren Corp. (a)	18,395	925,269
American Electric Power Company, Inc.	35,319	1,721,801
CenterPoint Energy, Inc. (a)	28,499	511,272
CMS Energy Corp.	19,878	353,828
Consolidated Edison, Inc. (a)	22,940	1,171,316
Constellation Energy Group, Inc.	16,087	1,398,765
Dominion Resources, Inc.	31,072	2,758,261
DTE Energy Company	15,771	755,431
Dynegy, Inc., Class A *	33,706	312,118
Edison International	29,009	1,425,212
Entergy Corp.	17,657	1,852,572
Exelon Corp.	59,669	4,099,857
FirstEnergy Corp.	28,421	1,882,607
FPL Group, Inc.	36,113	2,209,032
Integrys Energy Group, Inc. * (a)	6,692	371,473
PG&E Corp.	31,236	1,507,762
Pinnacle West Capital Corp.	8,905	429,666
PPL Corp.	34,288	1,402,379
Public Service Enterprise Group, Inc.	22,506	1,868,898
TECO Energy, Inc.	18,661	321,156
The AES Corp. *	59,138	1,272,650
The Southern Company (a)	66,653	2,442,833
Xcel Energy, Inc.	36,305	896,371

		32,610,037
Electronics - 0.46%
Agilent Technologies, Inc. *	35,940	1,210,819
Harman International Industries, Inc.	5,832	560,338
Jabil Circuit, Inc.	16,444	352,066
L-3 Communications Holdings, Inc.	11,087	969,780
Sanmina-SCI Corp. *	47,197	170,853
Solectron Corp. *	80,494	253,556
Thermo Electron Corp. *	37,399	1,748,403

		5,265,815
Energy - 0.65%
Duke Energy Corp.	111,930	2,271,060

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Progress Energy, Inc.	22,892	$1,154,672
Sempra Energy Corp.	23,410	1,428,244
TXU Corp.	40,890	2,621,049

		7,475,025
Financial Services - 9.70%
Ameriprise Financial, Inc.	21,298	1,216,968
Bear Stearns Companies, Inc.	10,664	1,603,332
Capital One Financial Corp.	36,558	2,758,667
Charles Schwab Corp.	91,448	1,672,584
Chicago Merchantile Exchange Holdings, Inc.	3,103	1,652,223
CIT Group, Inc.	17,229	911,759
Citigroup, Inc.	436,507	22,410,269
Countrywide Financial Corp.	52,516	1,766,638
E*TRADE Financial Corp. *	38,034	807,082
Federal Home Loan Mortgage Corp.	61,703	3,670,712
Federal National Mortgage Association	86,180	4,703,705
Federated Investors, Inc., Class B	7,930	291,190
Fidelity National Information Services, Inc.	14,494	658,897
Franklin Resources, Inc.	14,906	1,801,092
Goldman Sachs Group, Inc.	36,626	7,568,030
Janus Capital Group, Inc.	16,893	353,233
JP Morgan Chase & Company	309,258	14,961,902
Legg Mason, Inc.	11,709	1,103,105
Lehman Brothers Holdings, Inc.	46,842	3,282,219
Mellon Financial Corp.	37,037	1,597,776
Merrill Lynch & Company, Inc.	78,739	6,430,614
Morgan Stanley	94,786	7,465,345
PNC Financial Services Group, Inc.	30,822	2,218,259
SLM Corp.	36,548	1,494,813
State Street Corp. (c)	29,725	1,924,694
Synovus Financial Corp.	29,080	940,447
T. Rowe Price Group, Inc. (c)	23,622	1,114,722
Washington Mutual, Inc. (a)	79,157	3,196,360
Wells Fargo & Company (c)	300,824	10,357,370
Western Union Company	68,734	1,508,711

		111,442,718
Food & Beverages - 2.74%
Campbell Soup Company	19,446	757,422
Coca-Cola Enterprises, Inc.	24,781	501,815
ConAgra Foods, Inc.	44,979	1,120,427
Constellation Brands, Inc., Class A *	18,782	397,803
Dean Foods Company *	11,481	536,622
General Mills, Inc.	30,731	1,789,159
H.J. Heinz Company	28,924	1,362,899
Hershey Company	15,410	842,311
Kellogg Company	22,324	1,148,123
McCormick & Company, Inc.	11,592	446,524
Pepsi Bottling Group, Inc.	11,705	373,272
PepsiCo, Inc.	145,823	9,268,510
Sara Lee Corp.	65,307	1,104,994
Sysco Corp.	54,935	1,858,451

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
The Coca-Cola Company	179,348	$8,608,704
Tyson Foods, Inc., Class A	22,461	435,968
William Wrigley Jr. Company	19,423	989,213

		31,542,217
Forest Products - 0.12%
Weyerhaeuser Company	18,806	1,405,560
Furniture & Fixtures - 0.03%
Leggett & Platt, Inc.	15,794	358,050
Gas & Pipeline Utilities - 0.61%
El Paso Corp.	62,178	899,716
KeySpan Corp.	15,634	643,339
Kinder Morgan, Inc.	9,558	1,017,449
Nicor, Inc. (a)	3,999	193,631
NiSource, Inc.	24,383	595,920
Questar Corp.	7,652	682,635
Spectra Energy Corp.	55,903	1,468,572
Williams Companies, Inc.	53,232	1,514,983

		7,016,245
Healthcare Products - 2.99%
Bausch & Lomb, Inc.	4,838	247,512
Baxter International, Inc.	57,858	3,047,381
Becton, Dickinson & Company	21,778	1,674,510
Biomet, Inc.	21,807	926,579
Boston Scientific Corp. *	105,445	1,533,170
C.R. Bard, Inc.	9,195	731,095
Johnson & Johnson	257,682	15,527,917
Medtronic, Inc.	102,532	5,030,220
Patterson Companies, Inc. * (a)	12,388	439,650
St. Jude Medical, Inc. *	30,650	1,152,747
Stryker Corp.	26,548	1,760,663
Varian Medical Systems, Inc. *	11,437	545,431
Zimmer Holdings, Inc. *	21,116	1,803,518

		34,420,393
Healthcare Services - 1.87%
Cardinal Health, Inc.	35,641	2,600,011
Coventry Health Care, Inc. *	14,199	795,854
Express Scripts, Inc. *	12,077	974,855
Humana, Inc. *	14,844	861,249
IMS Health, Inc.	17,375	515,343
Laboratory Corp. of America Holdings *	10,898	791,522
McKesson Corp.	26,301	1,539,661
Medco Health Solutions, Inc. *	25,648	1,860,249
Quest Diagnostics, Inc.	14,136	704,962
UnitedHealth Group, Inc.	120,585	6,387,387
Wellpoint, Inc. *	54,529	4,422,302

		21,453,395
Holdings Companies/Conglomerates - 3.06%
General Electric Company	915,584	32,375,050
Loews Corp.	40,162	1,824,560

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates
(continued)
Textron, Inc.	11,155	$1,001,719

		35,201,329
Homebuilders - 0.20%
Centex Corp.	10,635	444,330
D.R. Horton, Inc.	24,310	534,820
KB Home (a)	6,844	292,034
Lennar Corp., Class A	12,281	518,381
Pulte Homes, Inc.	18,920	500,623

		2,290,188
Hotels & Restaurants - 1.18%
Darden Restaurants, Inc.	12,927	532,463
Hilton Hotels Corp.	34,631	1,245,331
Marriott International, Inc., Class A	29,361	1,437,515
McDonald's Corp.	107,155	4,827,333
Starbucks Corp. *	66,863	2,096,824
Starwood Hotels & Resorts Worldwide, Inc.	19,130	1,240,580
Wendy's International, Inc. (a)	8,523	266,770
Wyndham Worldwide Corp. *	16,819	574,369
Yum! Brands, Inc.	23,473	1,355,800

		13,576,985
Household Appliances - 0.09%
Black & Decker Corp.	5,841	476,743
Whirlpool Corp. (a)	7,007	594,964

		1,071,707
Household Products - 0.23%
Fortune Brands, Inc.	13,575	1,069,981
Newell Rubbermaid, Inc.	24,717	768,452
The Clorox Company	13,467	857,713

		2,696,146
Industrial Machinery - 1.06%
Caterpillar, Inc.	57,501	3,854,292
Cummins, Inc.	4,639	671,356
Deere & Company	20,199	2,194,419
Dover Corp.	18,226	889,611
Ingersoll-Rand Company, Class A	27,406	1,188,598
ITT Corp.	16,186	976,340
Pall Corp.	10,952	416,176
Parker-Hannifin Corp.	10,308	889,684
Terex Corp. *	9,135	655,528
W.W. Grainger, Inc.	6,376	492,482

		12,228,486
Insurance - 4.84%
ACE, Ltd.	29,091	1,659,932
Aetna, Inc.	45,979	2,013,420
AFLAC, Inc.	43,795	2,060,993
Allstate Corp.	55,091	3,308,766
Ambac Financial Group, Inc.	9,114	787,359
American International Group, Inc.	231,639	15,570,774
Aon Corp.	26,567	1,008,483

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Chubb Corp.	36,380	$1,879,755
CIGNA Corp.	8,679	1,238,146
Cincinnati Financial Corp.	15,389	652,494
Genworth Financial, Inc.	39,247	1,371,290
Hartford Financial Services Group, Inc.	28,511	2,725,081
Lincoln National Corp.	24,646	1,670,752
Marsh & McLennan Companies, Inc.	49,218	1,441,595
MBIA, Inc. (a)	11,997	785,684
MetLife, Inc.	67,016	4,232,060
MGIC Investment Corp.	7,394	435,655
Principal Financial Group, Inc.	23,851	1,427,959
Progressive Corp.	66,286	1,446,361
Prudential Financial, Inc.	41,759	3,769,167
SAFECO Corp.	9,400	624,442
The Travelers Companies, Inc.	60,153	3,114,121
Torchmark Corp.	8,724	572,207
UnumProvident Corp.	30,509	702,622
XL Capital, Ltd., Class A	16,120	1,127,755

		55,626,873
International Oil - 6.05%
Anadarko Petroleum Corp.	41,233	1,772,194
Chevron Corp.	192,123	14,209,417
ConocoPhillips	146,387	10,005,552
Exxon Mobil Corp.	506,926	38,247,567
Hess Corp.	24,056	1,334,386
Murphy Oil Corp.	16,707	892,154
Nabors Industries, Ltd. *	24,796	735,697
Noble Corp.	11,976	942,272
Weatherford International, Ltd. *	30,109	1,357,916

		69,497,155
Internet Content - 1.07%
Google, Inc., Class A *	19,381	8,879,599
Yahoo!, Inc. *	108,705	3,401,379

		12,280,978
Internet Retail - 0.45%
Amazon.com, Inc. * (a)	27,691	1,101,825
eBay, Inc. *	101,169	3,353,752
IAC/InterActiveCorp. *	19,335	729,123

		5,184,700
Internet Software - 0.17%
Symantec Corp. *	82,322	1,424,171
VeriSign, Inc. *	21,827	548,294

		1,972,465
Leisure Time - 1.08%
Brunswick Corp. (a)	8,078	257,284
Carnival Corp.	39,391	1,845,862
Electronic Arts, Inc. *	27,605	1,390,188
Harrah's Entertainment, Inc.	16,597	1,401,617
International Game Technology	30,119	1,216,205

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
Walt Disney Company	182,387	$6,279,585

		12,390,741
Life Sciences - 0.07%
PerkinElmer, Inc.	10,847	262,714
Waters Corp. *	9,040	524,320

		787,034
Liquor - 0.37%
Anheuser-Busch Companies, Inc.	67,925	3,427,495
Brown Forman Corp., Class B	7,017	460,035
Molson Coors Brewing Company, Class B	4,179	395,417

		4,282,947
Manufacturing - 1.85%
3M Company	65,343	4,994,166
Danaher Corp.	21,192	1,514,168
Eaton Corp.	13,017	1,087,701
Harley-Davidson, Inc. (a)	22,932	1,347,255
Honeywell International, Inc.	71,224	3,280,577
Illinois Tool Works, Inc.	36,820	1,899,912
Rockwell Automation, Inc.	14,751	883,142
Snap-on, Inc.	5,244	252,236
Stanley Works	7,374	408,225
Tyco International, Ltd.	176,047	5,554,283

		21,221,665
Medical-Hospitals - 0.05%
Manor Care, Inc.	6,489	352,742
Tenet Healthcare Corp. *	41,991	270,002

		622,744
Mining - 0.32%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	29,723	1,967,379
Newmont Mining Corp.	40,152	1,685,983

		3,653,362
Newspapers - 0.04%
Dow Jones & Company, Inc. (a)	5,817	200,512
The New York Times Company, Class A (a)	12,815	301,281

		501,793
Office Furnishings & Supplies - 0.15%
Avery Dennison Corp.	8,159	524,297
Office Depot, Inc. *	24,617	865,042
OfficeMax, Inc.	6,676	352,092

		1,741,431
Paper - 0.27%
International Paper Company	40,297	1,466,811
MeadWestvaco Corp.	16,246	501,027
Plum Creek Timber Company, Inc.	15,787	622,323
Temple-Inland, Inc.	9,362	559,286

		3,149,447
Petroleum Services - 1.73%
Baker Hughes, Inc.	28,513	1,885,565

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
BJ Services Company	26,109	$728,441
ENSCO International, Inc.	13,434	730,810
Halliburton Company	88,964	2,823,717
Schlumberger, Ltd.	104,935	7,251,008
Smith International, Inc.	17,753	853,032
Transocean, Inc. *	26,085	2,131,144
Valero Energy Corp.	53,789	3,468,853

		19,872,570
Pharmaceuticals - 4.88%
Abbott Laboratories	137,391	7,666,418
Allergan, Inc.	13,690	1,517,126
AmerisourceBergen Corp.	16,869	889,840
Barr Pharmaceuticals, Inc. *	9,496	440,140
Bristol-Myers Squibb Company	179,810	4,991,526
Celgene Corp. *	33,616	1,763,495
Eli Lilly & Company	87,845	4,718,155
Forest Laboratories, Inc. *	28,301	1,455,803
Gilead Sciences, Inc. *	41,373	3,165,035
Hospira, Inc. *	13,886	567,937
King Pharmaceuticals, Inc. *	21,654	425,934
Merck & Company, Inc.	192,898	8,520,305
Mylan Laboratories, Inc.	21,793	460,704
Pfizer, Inc.	631,001	15,939,085
Schering-Plough Corp.	132,465	3,379,182
Watson Pharmaceuticals, Inc. *	9,126	241,200

		56,141,885
Photography - 0.05%
Eastman Kodak Company (a)	25,600	577,536
Publishing - 0.34%
Gannett Company, Inc.	20,908	1,176,911
McGraw-Hill Companies, Inc.	31,603	1,987,196
Meredith Corp.	3,466	198,914
Tribune Company	15,826	508,173

		3,871,194
Railroads & Equipment - 0.73%
Burlington Northern Santa Fe Corp.	31,961	2,570,623
CSX Corp.	38,891	1,557,585
Norfolk Southern Corp.	35,347	1,788,558
Union Pacific Corp.	24,107	2,448,066

		8,364,832
Real Estate - 1.27%
Apartment Investment & Management
Company, Class A, REIT	8,688	501,211
Archstone-Smith Trust, REIT	19,622	1,065,082
Avalon Bay Communities, Inc., REIT	7,065	918,450
Boston Properties, Inc., REIT	10,590	1,243,266
Developers Diversified Realty Corp., REIT	11,300	710,770
Equity Residential, REIT	26,178	1,262,565
Host Hotels & Resorts, Inc., REIT	46,500	1,223,415
Kimco Realty Corp., REIT	20,127	980,990

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
ProLogis, REIT	22,815	$1,481,378
Public Storage, Inc., REIT	10,923	1,034,080
Realogy Corp., REIT *	19,377	573,753
Simon Property Group, Inc., REIT	19,730	2,194,962
Vornado Realty Trust, REIT	11,608	1,385,299

		14,575,221
Retail Grocery - 0.39%
Safeway, Inc.	39,221	1,437,057
SUPERVALU, Inc.	18,503	722,912
The Kroger Company	63,035	1,780,739
Whole Foods Market, Inc. (a)	12,517	561,388

		4,502,096
Retail Trade - 4.82%
Abercrombie & Fitch Company, Class A	7,850	594,088
Bed Bath & Beyond, Inc. *	25,231	1,013,529
Best Buy Company, Inc.	36,044	1,756,064
Big Lots, Inc. * (a)	9,749	304,949
Circuit City Stores, Inc.	12,673	234,831
Costco Wholesale Corp.	40,273	2,168,298
CVS/Caremark Corp.	137,141	4,681,980
Dillard's, Inc., Class A	5,420	177,397
Dollar General Corp.	27,783	587,610
Family Dollar Stores, Inc.	13,501	399,900
Federated Department Stores, Inc.	46,760	2,106,538
Gap, Inc.	46,914	807,390
Home Depot, Inc.	181,714	6,676,172
J.C. Penney Company, Inc.	20,032	1,645,829
Kohl's Corp. *	29,117	2,230,653
Limited Brands, Inc.	30,453	793,605
Lowe's Companies, Inc.	135,585	4,269,572
Nordstrom, Inc.	20,369	1,078,335
RadioShack Corp.	12,127	327,793
Sears Holdings Corp. *	7,400	1,333,184
Staples, Inc.	63,840	1,649,626
Target Corp.	76,473	4,531,790
The TJX Companies, Inc.	40,521	1,092,446
Tiffany & Company	12,051	548,079
Walgreen Company	89,111	4,089,304
Wal-Mart Stores, Inc.	218,955	10,279,937

		55,378,899
Sanitary Services - 0.23%
Allied Waste Industries, Inc. *	22,704	285,844
Ecolab, Inc.	15,844	681,292
Waste Management, Inc.	47,464	1,633,236

		2,600,372
Semiconductors - 2.33%
Advanced Micro Devices, Inc. *	49,410	645,295
Altera Corp. *	31,745	634,583
Analog Devices, Inc.	29,714	1,024,836
Applied Materials, Inc.	124,374	2,278,532
Broadcom Corp., Class A *	41,985	1,346,459

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Intel Corp.	513,479	$9,822,853
KLA-Tencor Corp. (a)	17,783	948,190
Linear Technology Corp.	26,649	841,842
LSI Logic Corp. * (a)	36,008	375,923
Maxim Integrated Products, Inc.	28,553	839,458
Micron Technology, Inc. *	67,205	811,836
National Semiconductor Corp.	25,253	609,607
Novellus Systems, Inc. *	11,197	358,528
NVIDIA Corp. *	31,657	911,088
PMC-Sierra, Inc. * (a)	18,911	132,566
QLogic Corp. *	14,162	240,754
Teradyne, Inc. *	16,896	279,460
Texas Instruments, Inc.	128,519	3,868,422
Xilinx, Inc.	29,548	760,270

		26,730,502
Software - 2.97%
Adobe Systems, Inc. *	52,395	2,184,872
Autodesk, Inc. *	20,630	775,688
BMC Software, Inc. *	18,161	559,177
CA, Inc.	36,625	948,954
Citrix Systems, Inc. *	16,079	515,010
Compuware Corp. *	28,870	273,976
Intuit, Inc. *	30,501	834,507
Microsoft Corp.	767,257	21,383,453
Novell, Inc. *	30,185	217,936
Oracle Corp. *	355,285	6,441,317

		34,134,890
Steel - 0.33%
Allegheny Technologies, Inc.	9,080	968,745
Nucor Corp.	26,812	1,746,266
United States Steel Corp.	10,550	1,046,243

		3,761,254
Telecommunications Equipment &
Services - 1.92%
ADC Telecommunications, Inc. *	10,441	174,782
Avaya, Inc. *	40,364	476,699
Ciena Corp. * (a)	7,579	211,833
Citizens Communications Company	30,161	450,907
Corning, Inc. *	139,762	3,178,188
Embarq Corp.	13,403	755,259
JDS Uniphase Corp. *	18,804	286,385
QUALCOMM, Inc.	147,492	6,292,009
Tellabs, Inc. *	38,938	385,486
Verizon Communications, Inc.	259,090	9,824,693

		22,036,241
Telephone - 2.54%
AT&T, Inc.	555,963	21,921,621
CenturyTel, Inc.	9,916	448,104
Qwest Communications International, Inc. * (a)	139,659	1,255,534
Sprint Nextel Corp.	258,433	4,899,890

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Windstream Corp.	42,447	$623,547

		29,148,696
Tires & Rubber - 0.04%
Goodyear Tire & Rubber Company *	16,049	500,568
Tobacco - 1.58%
Altria Group, Inc.	186,853	16,407,562
Reynolds American, Inc.	15,267	952,813
UST, Inc. (a)	14,301	829,172

		18,189,547
Toys, Amusements & Sporting Goods - 0.12%
Hasbro, Inc.	14,322	409,896
Mattel, Inc.	35,007	965,143

		1,375,039
Transportation - 0.06%
C.H. Robinson Worldwide, Inc.	15,412	735,923
Travel Services - 0.56%
American Express Company	106,163	5,987,593
Sabre Holdings Corp.	11,913	390,151

		6,377,744
Trucking & Freight - 0.86%
FedEx Corp.	27,345	2,937,673
Ryder Systems, Inc.	5,406	266,732
United Parcel Service, Inc., Class B	94,955	6,656,346

		9,860,751

TOTAL COMMON STOCKS (Cost $924,473,289)		$1,131,126,000

SHORT TERM INVESTMENTS - 3.50%
BP Capital Markets PLC
5.40% due 04/02/2007	$3,860,000	$3,859,421
Federal Home Loan Mortgage Corp. Discount Note
zero coupon due 05/21/2007	6,020,000	5,976,982
Federal National Mortgage Association Discount
Note
zero coupon due 04/18/2007	3,890,000	3,880,577
State Street Navigator Securities Lending
Prime Portfolio (c)	24,459,077	24,459,077
U.S. Treasury Bills
zero coupon due 05/10/2007	2,100,000	2,088,693

TOTAL SHORT TERM INVESTMENTS
(Cost $40,264,750)		$40,264,750

Total Investments (500 Index Trust B)
(Cost $964,738,039) - 101.92%		$1,171,390,750
Liabilities in Excess of Other Assets - (1.92)%		(22,032,296)

TOTAL NET ASSETS - 100.00%		$1,149,358,454

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 7.94%
Treasury Inflation Protected
Securities (d) - 0.77%
1.875% due 07/15/2013 (a)	$10,259,527	$10,125,671
2.375% due 04/15/2011 (a)	9,253,778	9,374,150

		19,499,821
U.S. Treasury Bonds - 0.82%
4.50% due 02/15/2036	19,373,000	18,265,097
6.875% due 08/15/2025 ***	1,940,000	2,392,565

		20,657,662
U.S. Treasury Notes - 6.35%
4.25% due 11/15/2013 (a)	14,195,000	13,928,290
4.625% due 02/15/2017	62,020,000	61,200,449
4.625% due 02/29/2012 to 11/15/2016 (a)	61,142,000	61,329,484
4.625% due 02/15/2017 ***	18,120,000	18,083,198
4.75% due 02/15/2010 (a)	6,055,000	6,089,532

		160,630,953

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $201,345,786)		$200,788,436

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.79%
Federal Home Loan Mortgage Corp. - 2.76%
3.952% due 06/01/2034 ***	6,107,419	6,006,273
5.00% due 07/01/2035	3,344,735	3,235,781
5.00% due 04/01/2018 ***	4,974,198	4,918,117
5.168% due 11/01/2035 ***	6,043,447	5,942,447
5.287% due 12/01/2035 ***	5,627,317	5,559,769
5.50% due 03/22/2022 to 03/01/2036	29,413,824	29,039,690
5.845% due 11/01/2036	4,362,983	4,394,331
5.875% due 03/21/2011	4,049,000	4,198,845
6.00% due 01/01/2036	6,295,490	6,350,180

		69,645,433
Federal National Mortgage
Association - 24.32%
3.718% due 07/01/2033 (b)	338,218	338,327
4.375% due 03/15/2013	1,030,000	1,002,927
4.50% TBA **	38,160,000	36,931,706
4.875% due 12/15/2016	3,915,000	3,871,959
4.919% due 08/01/2034	5,035,570	5,038,275
5.00% due 05/01/2018 to 04/01/2036	40,745,566	39,935,743
5.00% TBA **	139,900,000	136,012,726
5.50% due 03/15/2011 to 03/01/2037	120,538,329	119,787,846
5.50% TBA **	84,420,000	83,739,577
6.00% due 05/01/2035 to 09/01/2036	84,822,614	85,483,732
6.00% TBA **	78,485,000	79,151,531
6.50% due 02/01/2036 to 12/01/2099	14,193,028	14,455,340
6.625% due 09/15/2009	2,314,000	2,407,680
7.00% due 09/01/2010 to 10/25/2041	6,129,328	6,335,561
7.50% due 09/01/2029 to 08/01/2031	328,182	343,581

		614,836,511
Government National Mortgage
Association - 0.61%
5.00% due 04/15/2035	6,058,563	5,898,465
5.50% due 03/15/2035	5,982,408	5,953,187

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
6.00% due 03/15/2033 to 06/15/2033		$2,632,880	$2,673,154
6.50% due 09/15/2028 to 08/15/2031		556,380	572,771
7.00% due 04/15/2029		147,185	153,982
8.00% due 10/15/2026 to 05/15/2029		209,788	222,719

			15,474,278
The Financing Corp. - 0.10%
9.40% due 02/08/2018		420,000	570,465
10.35% due 08/03/2018		1,400,000	2,028,608

			2,599,073

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $700,893,536)			$702,555,295

FOREIGN GOVERNMENT OBLIGATIONS - 0.93%
Argentina - 0.16%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	8,797,621	1,594,117
0.6491% due 12/15/2035 (b)		19,532,033	746,748
5.83% due 12/31/2033 (b)		3,617,497	1,695,689

			4,036,554
Brazil - 0.11%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	5,080,000	2,832,365
Canada - 0.01%
Government of Canada
5.50% due 06/01/2010	CAD	270,000	244,504
Chile - 0.05%
Republic of Chile
5.76% due 01/28/2008 (b)		$1,177,000	1,178,177
Colombia - 0.06%
Republic of Colombia
10.00% due 01/23/2012		1,005,000	1,183,388
11.75% due 03/01/2010	COP	804,000,000	387,789

			1,571,177
Denmark - 0.01%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	1,200,000	225,570
Germany - 0.16%
Federal Republic of Germany
5.25% due 01/04/2011	EUR	1,275,000	1,776,258
5.25% due 01/04/2008		875,000	1,180,360
6.25% due 01/04/2030		725,000	1,244,996

			4,201,614
Indonesia - 0.05%
Republic of Indonesia
7.50% due 01/15/2016		$1,200,000	1,321,500
Japan - 0.08%
Government of Japan
0.90% due 12/22/2008	JPY	29,450,000	251,053
1.50% due 09/20/2014		68,650,000	586,026

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Japan (continued)
Government of Japan (continued)
1.80% due 03/22/2010	JPY	132,350,000	$1,152,881

			1,989,960
Mexico - 0.09%
Government of Mexico
8.00% due 12/07/2023	MXN	11,861,100	1,110,944
8.00% due 12/19/2013		8,332,200	773,629
9.875% due 02/01/2010		$290,000	325,380

			2,209,953
Panama - 0.02%
Republic of Panama
8.875% due 09/30/2027		344,000	438,256
9.375% due 07/23/2012		148,000	172,420

			610,676
Peru - 0.01%
Republic of Peru
9.875% due 02/06/2015		148,000	188,182
Philippines - 0.01%
Republic of Philippines
9.125% due 02/22/2010	EUR	148,000	220,401
Sweden - 0.02%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	1,570,000	229,467
5.25% due 03/15/2011		1,720,000	258,014

			487,481
Turkey - 0.04%
Turkey Government Bond
20.00% due 10/17/2007	TRY	1,180,200	931,603
Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		$500,000	541,750
United Kingdom - 0.03%
Government of United Kingdom
6.00% due 12/07/2028	GBP	85,000	198,463
7.25% due 12/07/2007		95,000	189,097
8.00% due 12/07/2015		125,000	296,951

			684,511

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $20,821,339)			$23,475,978

CORPORATE BONDS - 31.73%
Aerospace - 0.16%
BAE Systems PLC, 2001 Asset Trust
6.664% due 09/15/2013		$2,151,392	2,267,632
7.156% due 12/15/2011		1,006,847	1,044,081
TransDigm, Inc.
7.75% due 07/15/2014		815,000	841,487

			4,153,200
Agriculture - 0.14%
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010		1,555,000	1,574,437

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Agriculture (continued)
Mosaic Company
7.375% due 12/01/2014		$985,000	$1,026,863
7.625% due 12/01/2016		985,000	1,039,175

			3,640,475

Air Travel - 0.16%
Continental Airlines, Inc., Series 00-2
8.307% due 04/02/2018		837,061	872,637
Continental Airlines, Inc., Series 01-1
7.033% due 06/15/2011		260,369	262,322
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019		572,788	595,700
Qantas Airways, Ltd.
5.125% due 06/20/2013		2,645,000	2,356,187

			4,086,846

Amusement & Theme Parks - 0.03%
HRP Myrtle Beach Operations LLC
10.12% due 04/01/2012 (b)		705,000	708,525
Apparel & Textiles - 0.03%
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)		740,000	753,875
Auto Parts - 0.01%
Delphi Corp.
6.197% due 11/15/2033		118,000	138,650
Auto Services - 0.02%
ERAC USA Finance Company
7.95% due 12/15/2009		510,000	544,700
Automobiles - 0.14%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		1,716,000	1,690,246
5.875% due 03/15/2011		1,885,000	1,921,124

			3,611,370

Banking - 3.43%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	99,000	145,982
BAC Capital Trust XI
6.625% due 05/23/2036		$3,000,000	3,174,414
BAC Capital Trust XIV
5.63% due 12/31/2049 (b)		3,350,000	3,351,451
Banco Macro SA
8.50% due 02/01/2017		1,700,000	1,683,000
Banco Mercantil del Norte SA
6.862% due 10/13/2021		2,395,000	2,442,179
Banco Santander Chile
5.375% due 12/09/2014		295,000	294,150
5.69% due 12/09/2009 (b)		912,000	920,634
Bank of Ireland
6.45% due 02/10/2010	EUR	99,000	139,739
BankAmerica Institutional Capital B
7.70% due 12/31/2026		$645,000	669,682
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)		3,085,000	2,979,360
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		5,220,000	5,055,205
Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
DBS Bank, Ltd.
7.125% due 05/15/2011	$450,000	$482,211
HBOS PLC
5.375% due 11/29/2049 (b)	1,128,000	1,114,158
6.413% due 09/29/2049 (b)	2,555,000	2,496,669
ICICI Bank, Ltd.
5.75% due 01/12/2012	1,845,000	1,847,173
5.895% due 01/12/2010 (b)	2,085,000	2,087,421
6.375% due 04/30/2022 (b)	2,000,000	1,981,606
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	265,000	257,045
Kazkommerts International BV
8.50% due 04/16/2013	350,000	369,208
Landsbanki Islands HF
6.06% due 08/25/2009 (b)	2,730,000	2,765,110
6.10% due 08/25/2011	1,635,000	1,677,889
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)	7,480,000	7,351,082
MBNA America Bank
5.375% due 01/15/2008	875,000	874,956
NB Capital Trust IV
8.25% due 04/15/2027	2,039,000	2,120,801
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)	4,225,000	4,110,714
RBS Capital Trust IV
6.15% due 09/29/2049 (b)	897,000	907,216
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)	3,160,000	3,656,711
Shinhan Bank
6.819% due 09/20/2036 (b)	2,670,000	2,800,721
Societe Generale
5.922% due 12/31/2049	1,600,000	1,599,040
Sovereign Capital Trust VI
9.00% due 04/01/2027	1,925,000	1,991,613
Standard Chartered PLC
6.409% due 01/30/2017 (b)	5,000,000	4,931,315
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	6,875,000	6,440,067
TuranAlem Finance BV
7.875% due 06/02/2010	638,000	651,685
8.50% due 02/10/2015 (a)	600,000	608,250
Wachovia Capital Trust II
5.86% due 01/15/2027 (b)	2,105,000	2,044,755
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	3,300,000	3,339,356
Washington Mutual Bank
5.65% due 08/15/2014	500,000	497,320
Washington Mutual Bank FA
6.01% due 01/15/2015 (b)	1,070,000	1,083,459
Washington Mutual Bank, Series BKNT
6.75% due 05/20/2036	2,140,000	2,291,512
Washington Mutual Preferred Funding Delaware
6.534% due 03/29/2049 (b)	1,000,000	983,780
Washington Mutual, Inc.
4.20% due 01/15/2010	1,118,000	1,090,730
5.65% due 03/22/2012 (b)	353,000	350,732

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Wells Fargo & Company
3.50% due 04/04/2008	$981,000	$964,329

		86,624,430
Broadcasting - 0.35%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	736,000	777,159
News America Holdings, Inc.
6.75% due 01/09/2038	108,000	114,119
7.75% due 12/01/2045	491,000	555,043
8.25% due 08/10/2018	2,075,000	2,465,202
Viacom, Inc.
6.625% due 05/15/2011	3,115,000	3,256,187
XM Satellite Radio, Inc.
9.75% due 05/01/2014	1,595,000	1,608,956

		8,776,666
Building Materials & Construction - 0.17%
C8 Capital SPV, Ltd.
6.64% due 12/31/2049 (b)	2,345,000	2,317,402
Masco Corp.
6.125% due 10/03/2016	2,000,000	2,019,336

		4,336,738
Business Services - 0.27%
Electronic Data Systems Corp.
7.125% due 10/15/2009	148,000	154,331
Minerva Overseas, Ltd.
9.50% due 02/01/2017	2,320,000	2,349,000
Xerox Corp.
6.75% due 02/01/2017	4,020,000	4,206,600

		6,709,931
Cable and Television - 1.07%
Comcast Corp.
5.90% due 03/15/2016	2,465,000	2,507,721
6.50% due 11/15/2035	1,500,000	1,511,364
Comcast Corp., Class A
7.05% due 03/15/2033	549,000	589,407
Cox Communications, Inc.
4.625% due 01/15/2010	1,103,000	1,088,084
5.45% due 12/15/2014	922,000	910,781
6.75% due 03/15/2011	491,000	516,411
7.75% due 11/01/2010	368,000	397,713
Rogers Cable, Inc.
6.75% due 03/15/2015	1,595,000	1,650,825
Shaw Communications, Inc.
8.25% due 04/11/2010	1,605,000	1,717,350
TCI Communications, Inc.
9.80% due 02/01/2012	1,575,000	1,864,652
Time Warner Companies, Inc.
7.57% due 02/01/2024 (a)	1,716,000	1,896,168
Time Warner Entertainment Company LP
8.375% due 07/15/2033	1,520,000	1,847,528
8.375% due 03/15/2023	1,670,000	1,974,054
Time Warner, Inc.
6.15% due 05/01/2007	687,000	687,182
6.50% due 11/15/2036	2,575,000	2,567,710

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Time Warner, Inc. (continued)
6.75% due 04/15/2011	$3,115,000	$3,282,805
7.625% due 04/15/2031	451,000	506,844
Viacom, Inc.
6.25% due 04/30/2016	1,570,000	1,591,588

		27,108,187
Cellular Communications - 0.41%
America Movil S.A. de CV
5.75% due 01/15/2015	1,540,000	1,545,592
American Tower Corp.
7.50% due 05/01/2012	638,000	661,925
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	573,000	626,986
8.75% due 03/01/2031	471,000	607,563
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	1,280,000	1,440,864
Nextel Communications, Inc.
6.875% due 10/31/2013	2,350,000	2,407,484
7.375% due 08/01/2015	148,000	153,076
Nextel Partners, Inc.
8.125% due 07/01/2011	2,315,000	2,418,080
Rogers Wireless, Inc.
9.625% due 05/01/2011	422,000	481,080

		10,342,650
Chemicals - 0.24%
American Pacific Corp.
9.00% due 02/01/2015	1,255,000	1,262,844
Cytec Industries, Inc.
6.75% due 03/15/2008	677,000	681,705
ICI Wilmington, Inc.
4.375% due 12/01/2008	912,000	898,522
Lyondell Chemical Company
10.875% due 05/01/2009	1,150,000	1,155,750
Nova Chemicals, Ltd.
7.875% due 09/15/2025	1,470,000	1,352,400
Sterling Chemicals, Inc.
10.25% due 04/01/2015	820,000	827,175

		6,178,396
Commercial Services - 0.04%
RR Donnelley & Sons Company
6.125% due 01/15/2017	1,000,000	1,003,880
Computers & Business Equipment - 0.10%
Cisco Systems, Inc.
5.50% due 02/22/2016	2,490,000	2,507,226
Containers & Glass - 0.21%
BWAY Corp.
10.00% due 10/15/2010	1,870,000	1,968,175
Greif, Inc.
6.75% due 02/01/2017	665,000	669,987
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	800,000	782,000
9.75% due 02/01/2011	1,820,000	1,870,050

		5,290,212

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas - 0.13%
Hess Corp.
7.30% due 08/15/2031		$601,000	$662,476
Premcor Refining Group, Inc.
7.50% due 06/15/2015		206,000	212,695
Sabine Pass LNG LP
7.50% due 11/30/2016		2,500,000	2,518,750

			3,393,921

Diversified Financial Services - 0.13%
Ford Motor Credit Company
9.75% due 09/15/2010		2,683,000	2,826,116
Tate & Lyle International Finance PLC
5.00% due 11/15/2014		417,000	391,783

			3,217,899

Domestic Oil - 0.16%
Devon Financing Corp., ULC
6.875% due 09/30/2011		295,000	313,828
Enterprise Products Operating LP
6.375% due 02/01/2013		3,605,000	3,754,593

			4,068,421

Drugs & Health Care - 0.03%
Allegiance Corp.
7.00% due 10/15/2026		255,000	271,323
Wyeth
4.375% due 03/01/2008		540,000	534,906

			806,229

Educational Services - 0.02%
Riverdeep Interactive Learning
8.095% due 11/28/2013 (f)	EUR	500,000	503,125
Electrical Equipment - 0.07%
Ametek, Inc.
7.20% due 07/15/2008		$1,655,000	1,690,817
Electrical Utilities - 2.64%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017		3,158,274	3,509,632
AES Gener SA
7.50% due 03/25/2014		906,000	963,437
American Electric Power Company, Inc.
5.25% due 06/01/2015		540,000	531,179
Appalachian Power Company
5.80% due 10/01/2035		1,961,000	1,858,936
Arizona Public Service Company
5.50% due 09/01/2035		1,118,000	997,504
Beaver Valley Funding Corp.
9.00% due 06/01/2017		3,730,000	4,242,875
BVPS II Funding Corp.
8.89% due 06/01/2017		969,000	1,122,658
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033		535,000	584,876
CenterPoint Energy Resources Corp.
6.15% due 05/01/2016		2,870,000	2,939,945
7.875% due 04/01/2013		1,765,000	1,966,999
Constellation Energy Group, Inc.
7.60% due 04/01/2032		1,850,000	2,094,518

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Dominion Resources, Inc.
5.70% due 09/17/2012	$368,000	$375,946
6.30% due 09/30/2066 (b)	3,200,000	3,260,013
7.50% due 06/30/2066 (b)	1,680,000	1,807,159
Electricidad De Caracas Finance BV
10.25% due 10/15/2014	200,000	218,500
Empresa Nacional De Electricidad
8.50% due 04/01/2009	412,000	436,225
Enersis SA
7.375% due 01/15/2014	633,000	687,052
Entergy (Waterford 3 Funding)
8.09% due 01/02/2017	2,641,282	2,729,158
FirstEnergy Corp.
6.45% due 11/15/2011	481,000	504,165
7.375% due 11/15/2031	1,299,000	1,475,750
HQI Transelec Chile SA
7.875% due 04/15/2011	1,705,000	1,824,249
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,655,000	1,785,331
Jersey Central Power & Light Company, Series WI
6.40% due 05/15/2036	2,000,000	2,055,904
Monterrey Power SA De CV
9.625% due 11/15/2009	676,740	741,030
National Grid PLC
6.30% due 08/01/2016	2,515,000	2,626,435
Nevada Power Company
6.65% due 04/01/2036	2,330,000	2,428,112
Pacific Gas & Electric Company
4.20% due 03/01/2011	2,329,000	2,254,756
4.80% due 03/01/2014	598,000	579,854
6.05% due 03/01/2034	2,636,000	2,642,450
PNPP II Funding Corp.
9.12% due 05/30/2016	899,000	1,021,406
PSEG Power LLC
5.00% due 04/01/2014	736,000	709,911
8.625% due 04/15/2031	736,000	934,354
Scottish Power PLC
4.91% due 03/15/2010	1,265,000	1,255,261
System Energy Resources, Inc.
5.129% due 01/15/2014	2,227,058	2,178,241
Tampa Electric Company
6.55% due 05/15/2036	2,000,000	2,115,770
TXU Corp., Series R
6.55% due 11/15/2034	8,315,000	6,962,964
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	344,000	337,934
Virginia Electric and Power Company
6.00% due 01/15/2036	2,000,000	1,994,070

		66,754,559
Electronics - 0.03%
Jabil Circuit, Inc.
5.875% due 07/15/2010	853,000	848,542
Energy - 0.75%
Abu Dhabi National Energy Company
6.50% due 10/27/2036	3,195,000	3,228,059

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
DTE Energy Company
6.35% due 06/01/2016	$2,000,000	$2,091,568
Duke Capital LLC
6.75% due 02/15/2032	589,000	597,661
Enterprise Products Operating LP
4.95% due 06/01/2010	535,000	530,388
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015	574,000	547,760
6.875% due 03/01/2033	471,000	496,005
GS Caltex Corp.
5.50% due 08/25/2014	471,000	468,995
Nexen, Inc.
5.875% due 03/10/2035	598,000	560,965
Northern Border Pipeline Company
6.25% due 05/01/2007	598,000	598,330
Progress Energy, Inc.
5.625% due 01/15/2016	2,000,000	2,017,040
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	1,053,611	1,125,562
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	1,718,284	1,864,321
Sempra Energy
4.75% due 05/15/2009	437,000	433,363
TXU Energy Company, LLC
7.00% due 03/15/2013	4,170,000	4,333,631

		18,893,648
Financial Services - 6.06%
American Express Company
6.80% due 09/01/2066	1,740,000	1,853,001
Aries Vermogensverwaltung GmbH, Series REGS
9.60% due 10/25/2014	750,000	957,675
Astoria Depositor Corp.
8.144% due 05/01/2021	3,380,000	3,708,266
AXA Financial, Inc.
7.75% due 08/01/2010	533,000	575,202
Bank of New York Institutional Capital Trust A
7.78% due 12/01/2026	2,865,000	2,979,147
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	981,000	989,680
Bosphorus Financial Services, Ltd.
7.16% due 02/15/2012 (b)	2,135,000	2,156,459
Capital One Capital III
7.686% due 08/15/2036	1,485,000	1,593,289
Capital One Capital IV
6.745% due 02/17/2037 (b)	1,215,000	1,164,054
Capital One Financial Corp.
6.15% due 09/01/2016	3,645,000	3,697,087
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	520,000	513,900
CIT Group, Inc.
5.58% due 05/18/2007 (b)	437,000	437,145
Citigroup, Inc.
5.00% due 09/15/2014	912,000	890,349
5.625% due 08/27/2012	981,000	998,770
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033	545,000	510,524

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Cosan Finance, Ltd.
7.00% due 02/01/2017	$1,035,000	$1,019,475
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	443,000	440,710
6.50% due 01/15/2012	491,000	516,150
Dresdner Bank-New York
7.25% due 09/15/2015	589,000	658,164
E*Trade Financial Corp.
7.375% due 09/15/2013	1,440,000	1,504,800
ERP Operating LP
4.75% due 06/15/2009	687,000	678,746
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	2,229,000	2,284,725
Ford Motor Credit Company
9.875% due 08/10/2011	995,000	1,053,709
Fund American Companies, Inc.
5.875% due 05/15/2013	709,000	709,205
General Electric Capital Corp.
5.45% due 01/15/2013	3,064,000	3,103,403
General Motors Acceptance Corp.
6.75% due 12/01/2014	1,830,000	1,799,058
6.875% due 09/15/2011	1,598,000	1,599,548
7.75% due 01/19/2010	2,128,000	2,184,224
GMAC LLC
6.00% due 12/15/2011	1,575,000	1,527,608
Goldman Sachs Group, Inc.
5.25% due 04/01/2013	1,226,000	1,217,884
5.625% due 01/15/2017	2,130,000	2,109,761
6.45% due 05/01/2036	2,485,000	2,524,256
Household Finance Corp.
6.375% due 10/15/2011	1,085,000	1,131,013
6.40% due 06/17/2008	1,838,000	1,861,741
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	1,900,000	1,886,008
HSBC Finance Corp.
4.625% due 01/15/2008	687,000	683,552
HSBC USA, Inc.
4.625% due 04/01/2014	2,350,000	2,246,555
HVB Funding Trust III
9.00% due 10/22/2031	500,000	641,782
International Lease Finance Corp.
3.50% due 04/01/2009	677,000	656,578
4.55% due 10/15/2009	393,000	386,695
4.75% due 07/01/2009	1,530,000	1,521,334
5.00% due 04/15/2010	549,000	547,744
5.875% due 05/01/2013	785,000	810,786
International Lease Finance Corp., Series P
5.76% due 01/15/2010 (b)	652,000	656,275
Jefferies Group, Inc.
6.25% due 01/15/2036	1,700,000	1,640,498
John Deere Capital Corp., Series D
4.125% due 01/15/2010	1,961,000	1,915,356
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	6,560,000	6,516,494
JPMorgan Chase & Company
6.75% due 02/01/2011	922,000	969,581

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
JSG Funding PLC
9.625% due 10/01/2012	$610,000	$648,125
Kaupthing Bank HF
6.06% due 01/15/2010 (b)	2,000,000	2,021,266
Lehman Brothers Holdings, Inc.
4.25% due 01/27/2010	4,245,000	4,158,236
MBNA Capital, Series B
6.16% due 02/01/2027 (b)	1,157,000	1,153,029
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016	1,880,000	1,919,142
6.11% due 01/29/2037	1,945,000	1,885,609
Metallurg Holdings, Inc.
10.50% due 10/01/2010	1,955,000	2,013,650
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	2,515,000	2,658,104
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)	1,740,000	1,831,340
Morgan Stanley
4.25% due 05/15/2010	1,633,000	1,595,335
Nelnet, Inc.
7.40% due 09/29/2036 (b)	2,290,000	2,352,157
Nexstar Finance, Inc.
7.00% due 01/15/2014	1,160,000	1,113,600
NiSource Finance Corp.
5.25% due 09/15/2017	3,440,000	3,248,942
6.15% due 03/01/2013	977,000	1,006,018
7.875% due 11/15/2010	814,000	882,241
Nissan Motor Acceptance Corp.
5.625% due 03/14/2011	2,395,000	2,409,830
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	1,451,000	1,426,941
Osiris Capital PLC, Series C
8.21% due 01/15/2010 (b)	4,805,000	4,821,145
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)	1,875,000	1,884,263
Popular North America, Inc.
4.70% due 06/30/2009	598,000	590,349
Preferred Term Securities VIII
5.35% due 01/03/2033 (b)	5,690,000	5,678,620
Reliastar Financial Corp.
6.50% due 11/15/2008	716,000	728,146
Residential Capital Corp.
6.00% due 02/22/2011	2,100,000	2,071,480
6.66% due 11/21/2008 (b)	3,500,000	3,505,642
SB Treasury Company LLC
9.40 due 12/29/2049 (b)	340,000	355,795
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)	2,100,000	2,043,296
SLM Corp., Series A
5.00% due 04/15/2015	1,348,000	1,303,694
SMFG Preferred Capital
6.078% due 01/29/2049 (b)	2,000,000	2,003,880
Sovereign Capital Trust VI
7.908% due 06/13/2036	1,650,000	1,836,303

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
St. George Funding Company LLC
zero coupon, Step up to 8.985% on
06/30/2017 due 12/31/2049	$3,230,000	$3,379,013
State Street Institutional Capital A
7.94% due 12/30/2026	845,000	881,887
Textron Financial Corp.
6.00% due 02/15/2067 (a)(b)	3,000,000	3,010,812
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	2,383,000	2,320,375
The Western Union Company
5.93% due 10/01/2016	3,000,000	3,006,450
Trinity Industries Leasing Companies
7.755% due 02/15/2009	1,081,202	1,098,771
Ucar Finance, Inc.
10.25% due 02/15/2012	1,672,000	1,755,600
Vita Capital III, Ltd., Series B-I
6.465% due 01/01/2011 (b)	4,280,000	4,284,280
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	1,600,000	1,603,493
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010	721,000	702,080

		153,216,905
Food & Beverages - 0.47%
Aramark Corp.
8.50% due 02/01/2015	660,000	686,400
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	2,150,000	1,945,750
Brown-Forman Corp.
5.20% due 04/01/2012	2,380,000	2,370,706
General Mills, Inc.
5.70% due 02/15/2017	1,215,000	1,218,458
Kellogg Company, Series B
6.60% due 04/01/2011	481,000	505,520
Kraft Foods, Inc.
5.625% due 11/01/2011	966,000	977,780
Nabisco, Inc.
7.05% due 07/15/2007	412,000	413,755
7.55% due 06/15/2015	1,471,000	1,654,237
Panamerican Beverages, Inc.
7.25% due 07/01/2009	1,060,000	1,101,340
Smithfield Foods, Inc.
7.00% due 08/01/2011	897,000	909,334

		11,783,280
Gas & Pipeline Utilities - 0.95%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	2,010,000	2,130,600
Energy Transfer Partners LP
5.95% due 02/01/2015	1,525,000	1,546,524
6.625% due 10/15/2036	2,300,000	2,352,767
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	402,000	370,776
7.30% due 08/15/2033	603,000	651,363
KN Capital Trust I, Series B
8.56% due 04/15/2027	1,545,000	1,588,260

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	$1,870,000	$1,949,475
Michigan Consolidated Gas Company
5.70% due 03/15/2033	736,000	712,651
ONEOK Partners LP
6.65% due 10/01/2036	4,705,000	4,834,091
Plains All American Pipeline LP
6.70% due 05/15/2036	3,000,000	3,069,747
Southern Union Company
7.20% due 11/01/2066 (b)	4,880,000	4,919,347

		24,125,601
Healthcare Services - 0.18%
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,270,000	1,290,245
UnitedHealth Group, Inc.
5.375% due 03/15/2016	1,130,000	1,121,658
5.80% due 03/15/2036	540,000	520,212
WellPoint, Inc.
3.50% due 09/01/2007	706,000	700,143
3.75% due 12/14/2007	540,000	533,975
5.00% due 12/15/2014	417,000	404,644

		4,570,877
Holdings Companies/Conglomerates - 0.29%
General Electric Company
5.00% due 02/01/2013	6,525,000	6,475,580
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013	798,000	824,146

		7,299,726
Homebuilders - 0.02%
Pulte Homes, Inc.
6.25% due 02/15/2013	515,000	513,380
Hotels & Restaurants - 0.26%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	1,860,000	1,897,200
Hilton Hotels Corp.
8.25% due 02/15/2011	451,000	485,389
Hyatt Equities LLC
6.875% due 06/15/2007	925,000	926,583
Marriott International, Inc.
4.625% due 06/15/2012	1,324,000	1,277,790
Turning Stone Resort Casino
9.125% due 09/15/2014	1,875,000	1,926,562

		6,513,524
Industrial Machinery - 0.12%
Caterpillar, Inc.
7.25% due 09/15/2009	687,000	720,667
Weatherford International, Ltd.
6.50% due 08/01/2036	2,400,000	2,399,717

		3,120,384
Insurance - 4.87%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	6,630,000	7,036,459

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	$8,360,000	$9,013,108
AON Capital Trust A
8.205% due 01/01/2027	2,630,000	2,953,406
Arch Capital Group, Ltd.
7.35% due 05/01/2034	3,000,000	3,253,455
Assurant, Inc.
5.625% due 02/15/2014	461,000	460,650
6.75% due 02/15/2034	3,955,000	4,248,267
Avalon Re, Ltd.
7.732% due 06/06/2008 (b)	1,750,000	1,588,755
9.607% due 06/06/2008	1,000,000	717,790
AXA SA
6.379% due 12/14/2049 (b)	3,765,000	3,634,327
6.462% due 12/31/2049 (b)	2,850,000	2,788,745
Catlin Insurance Company, Ltd.
7.249% due 12/01/2049 (b)	5,000,000	4,989,875
Chubb Corp
6.375% due 03/29/2067 (b)	1,730,000	1,725,585
CNA Financial Corp.
6.00% due 08/15/2011	1,580,000	1,613,264
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	3,600,000	3,637,714
First American Corp.
7.55% due 04/01/2028 (a)	1,485,000	1,606,783
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)	900,000	914,940
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	1,460,000	1,438,075
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	417,000	401,513
5.50% due 10/15/2016	2,000,000	2,001,788
Horace Mann Educators Corp.
6.85% due 04/15/2016	1,250,000	1,292,419
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	5,037,000	4,879,367
7.50% due 08/15/2036	11,395,000	12,174,030
7.80% due 03/15/2037	1,415,000	1,379,581
Liberty Mutual Insurance Company
7.697% due 10/15/2097	2,180,000	2,276,500
Lincoln National Corp.
6.05% due 04/20/2067 (b)	855,000	835,513
7.00% due 05/17/2066 (b)	4,000,000	4,191,612
Markel Corp.
6.80% due 02/15/2013	1,605,000	1,669,137
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014	319,000	312,219
5.75% due 09/15/2015	1,962,000	1,948,992
MetLife, Inc.
5.70% due 06/15/2035	2,780,000	2,672,330
6.40% due 12/15/2036 (b)	2,000,000	1,952,786
Mystic Re, Ltd.
11.66% due 12/05/2008 (b)	1,220,000	1,244,400
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)	1,130,000	1,116,803

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Ohio Casualty Corp.
7.30% due 06/15/2014	$2,115,000	$2,256,715
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034	5,150,000	5,143,367
PartnerRe Finance
6.44% due 12/01/2066 (b)	2,050,000	2,026,613
Provident Financing Trust I
7.405% due 03/15/2038	1,685,000	1,691,839
Prudential Financial, Inc.
4.75% due 04/01/2014	1,343,000	1,291,926
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,950,000	1,989,870
Sul America Participacoes SA
8.625% due 02/15/2012	1,495,000	1,551,062
Symetra Financial Corp.
6.125% due 04/01/2016	1,650,000	1,672,164
The Phoenix Companies, Inc.
6.675% due 02/16/2008	1,340,000	1,348,697
The Travelers Companies, Inc.
6.25% due 03/15/2037 (b)	2,055,000	2,029,512
6.375% due 03/15/2033	1,069,000	1,114,204
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	3,055,000	3,054,704
W.R. Berkley Corp.
6.15% due 08/15/2019	699,000	706,538
XL Capital, Ltd.
5.25% due 09/15/2014	741,000	726,132
Zurich Capital Trust I
8.376% due 06/01/2037	4,375,000	4,568,419

		123,141,950
International Oil - 0.69%
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013	1,380,492	1,351,433
Pemex Project Funding Master Trust
6.125% due 08/15/2008	687,000	691,809
6.6549% due 06/15/2010 (b)	897,000	919,873
9.125% due 10/13/2010	1,780,000	1,992,710
Pioneer Natural Resources Company
5.875% due 07/15/2016	3,948,000	3,673,527
6.875% due 05/01/2018	2,300,000	2,261,931
Ras Laffan Liquefied Natural Gas
3.437% due 09/15/2009	663,840	651,639
Ras Laffan LNG III
5.838% due 09/30/2027	1,435,000	1,371,329
Talisman Energy, Inc.
6.25% due 02/01/2038	2,775,000	2,633,103
Vintage Petroleum, Inc.
8.25% due 05/01/2012	1,930,000	2,012,087

		17,559,441
Investment Companies - 0.44%
Allied Capital Corp.
6.00% due 04/01/2012	5,850,000	5,800,286
6.625% due 07/15/2011	1,450,000	1,476,274

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Investment Companies (continued)
Citadel Finance, Ltd.
6.25% due 12/15/2011	$3,850,000	$3,826,034

		11,102,594
Leisure Time - 0.64%
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	820,000	750,300
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,705,000	1,743,362
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	1,740,000	1,792,200
Mashantucket Western Pequot Tribe
5.912% due 09/01/2021	805,000	774,982
MGM Mirage, Inc.
6.00% due 10/01/2009	816,000	817,020
6.75% due 04/01/2013	1,205,000	1,195,962
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	437,000	434,815
8.00% due 04/01/2012	842,000	874,627
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	760,000	790,400
9.75% due 04/01/2010	1,165,000	1,214,512
Pokagon Gaming Authority
10.375% due 06/15/2014	755,000	832,388
Seminole Indian Tribe of Florida
6.535% due 10/01/2020	2,240,000	2,200,890
Seneca Gaming Corp.
7.25% due 05/01/2012	2,235,000	2,248,969
Waterford Gaming LLC
8.625% due 09/15/2012	510,000	540,600

		16,211,027
Liquor - 0.06%
Anheuser-Busch Companies, Inc.
5.75% due 04/01/2036	1,000,000	961,854
6.50% due 02/01/2043	540,000	563,938

		1,525,792
Manufacturing - 0.12%
Tyco International Group SA
6.875% due 01/15/2029	2,560,000	3,021,560
Medical-Hospitals - 0.27%
Alliance Imaging, Inc.
7.25% due 12/15/2012	1,525,000	1,494,500
HCA, Inc.
7.875% due 02/01/2011	422,000	429,913
Manor Care, Inc.
6.25% due 05/01/2013	1,935,000	1,964,580
Owens & Minor, Inc.
6.35% due 04/15/2016	3,000,000	3,024,495

		6,913,488
Metal & Metal Products - 0.13%
Alcan, Inc.
5.00% due 06/01/2015	339,000	325,156
Inco, Ltd.
7.75% due 05/15/2012	1,726,000	1,897,730

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Metal & Metal Products (continued)
Vedanta Resources PLC
6.625% due 02/22/2010	$935,000	$936,169

		3,159,055
Mining - 0.16%
Blue Pearl Mining, Ltd.
9.376% due 11/01/2012	1,498,836	1,510,077
Corporacion Nacional del Cobre
5.50% due 10/15/2013	481,000	485,213
Drummond Company, Inc.
7.375% due 02/15/2016	1,220,000	1,171,200
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	450,000	486,562
10.125% due 02/01/2010	460,000	484,150

		4,137,202
Paper - 0.17%
International Paper Company
5.85% due 10/30/2012	524,000	531,922
Plum Creek Timberlands LP
5.875% due 11/15/2015	1,785,000	1,773,572
Verso Paper Holdings LLC and Verso Paper, Inc.
9.125% due 08/01/2014	1,815,000	1,887,600

		4,193,094
Petroleum Services - 0.55%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	1,150,000	1,132,750
Anadarko Petroleum Corp.
3.25% due 05/01/2008	3,250,000	3,177,278
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	3,700,000	4,048,866
Premcor Refining Group, Inc.
6.75% due 05/01/2014	2,100,000	2,187,736
9.50% due 02/01/2013	765,000	826,242
Valero Logistics Operations LP
6.05% due 03/15/2013	2,392,000	2,440,878

		13,813,750
Pharmaceuticals - 0.39%
Abbott Laboratories
5.875% due 05/15/2016	2,330,000	2,410,378
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,961,000	1,948,701
Hospira, Inc.
5.90% due 06/15/2014	412,000	409,326
6.05% due 03/30/2017	780,000	779,388
Schering Plough Corp.
5.30% due 12/01/2013 (b)	937,000	954,659
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	1,680,000	1,648,886
6.15% due 02/01/2036	1,680,000	1,620,378

		9,771,716
Publishing - 0.02%
Idearc, Inc.
8.00% due 11/15/2016	585,000	601,088

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate - 1.90%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	$785,000	$824,029
Camden Property Trust, REIT
5.00% due 06/15/2015	804,000	777,260
Colonial Properties Trust, REIT
6.25% due 06/15/2014	554,000	572,424
Colonial Realty LP
5.50% due 10/01/2015	1,569,000	1,540,797
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	1,103,000	1,081,484
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	4,040,000	4,141,311
Health Care Property Investors, Inc.,
Series MTN, REIT
4.875% due 09/15/2010	1,471,000	1,441,218
5.625% due 02/28/2013	2,480,000	2,466,134
Health Care, Inc., REIT
6.00% due 11/15/2013	755,000	764,733
6.20% due 06/01/2016	3,375,000	3,436,273
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	1,995,000	2,173,074
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	3,028,000	3,187,760
iStar Financial, Inc., REIT
5.90% due 03/16/2009 (b)	1,800,000	1,811,075
6.05% due 04/15/2015	1,030,000	1,029,973
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011	1,575,000	1,620,110
Realogy Corp.
6.50% due 10/15/2016	2,000,000	2,045,000
Realty Income Corp.
5.95% due 09/15/2016	3,030,000	3,109,104
Rouse Company LP, REIT
6.75% due 05/01/2013	1,685,000	1,717,237
Rouse Company, REIT
3.625% due 03/15/2009	2,800,000	2,669,372
5.375% due 11/26/2013	456,000	429,102
Shimao Property Holdings, Ltd.
8.00% due 12/01/2016	1,490,000	1,512,350
Simon Property Group LP, REIT
5.75% due 12/01/2015	1,500,000	1,520,277
6.10% due 05/01/2016	1,000,000	1,041,640
Socgen Real Estate Company LLC
7.64% due 12/29/2049 (b)	2,501,000	2,529,139
USB Realty Corp.
6.091% due 12/22/2049 (b)	2,600,000	2,614,838
Vornado Realty, LP
5.60% due 02/15/2011	2,000,000	2,005,836

		48,061,550
Retail - 0.08%
JC Penney Corp., Inc.
8.125% due 04/01/2027	1,840,000	1,892,182
Sanitary Services - 0.03%
Waste Management, Inc.
7.75% due 05/15/2032	625,000	723,594

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Steel - 0.14%
Reliance Steel & Aluminum Company
6.85% due 11/15/2036		$1,490,000	$1,486,108
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016		2,145,000	2,134,275

			3,620,383
Telecommunications Equipment &
Services - 0.54%
Axtel SAB de CV
7.625% due 02/01/2017		1,770,000	1,743,450
Citizens Communications Company
6.25% due 01/15/2013		1,515,000	1,503,637
Deutsche Telekom International Finance BV
6.625% due 07/11/2011	EUR	99,000	143,350
8.00% due 06/15/2010		$1,098,000	1,190,250
8.25% due 06/15/2030 (b)		1,358,000	1,682,097
France Telecom SA
7.75% due 03/01/2011		996,000	1,085,120
8.50% due 03/01/2031 (b)		1,009,000	1,311,358
SBC Communications, Inc.
4.125% due 09/15/2009		368,000	359,718
5.10% due 09/15/2014		799,000	780,611
5.625% due 06/15/2016		613,000	614,907
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011		466,000	489,160
Verizon Communications, Inc.
5.55% due 02/15/2016		2,700,000	2,701,669

			13,605,327
Telephone - 0.85%
AT&T, Inc.
6.80% due 05/15/2036		2,055,000	2,190,817
BellSouth Corp.
4.20% due 09/15/2009		613,000	600,249
6.00% due 11/15/2034		2,000,000	1,926,580
Sprint Capital Corp.
6.125% due 11/15/2008		838,000	848,656
6.375% due 05/01/2009		613,000	626,142
6.875% due 11/15/2028		4,383,000	4,364,973
8.375% due 03/15/2012		398,000	444,060
8.75% due 03/15/2032		2,069,000	2,440,425
Telecom Italia Capital SA
4.00% due 01/15/2010		3,195,000	3,086,792
4.00% due 11/15/2008		981,000	961,652
7.20% due 07/18/2036		2,990,000	3,112,931
Verizon, New York, Inc., Series A
6.875% due 04/01/2012		765,000	807,336

			21,410,613
Tobacco - 0.10%
Alliance One International, Inc.
8.50% due 05/15/2012		810,000	830,250
Altria Group, Inc.
7.00% due 11/04/2013		337,000	365,975
Reynolds American, Inc.
7.25% due 06/01/2013		1,360,000	1,425,158

			2,621,383

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation - 0.19%
CMA CGM SA
7.25% due 02/01/2013	$2,610,000	$2,629,575
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,385,000	1,442,131
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	148,000	155,030
8.75% due 12/01/2013	425,000	469,625

		4,696,361

Travel Services - 0.07%
TDS Investor Corp.
9.875% due 09/01/2014	1,635,000	1,729,013
Utility Service - 0.03%
Public Service Company of New Mexico
4.40% due 09/15/2008	667,000	658,715

TOTAL CORPORATE BONDS (Cost $802,064,245)		$802,007,673

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.59%
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	5,156,610	5,064,563
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	4,405,000	4,420,009
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	1,602,716	1,568,578
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043	2,524,154	2,452,610
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.3534% due 09/10/2047 (b)	3,075,000	3,061,121
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.7127% due 05/10/2045 (b)	5,245,000	5,390,636
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	4,420,000	4,582,221
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	4,215,000	4,289,690
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8818% due 03/20/2036 (b)	2,928,415	2,957,264
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.9593% due 05/20/2036 (b)	1,715,146	1,722,926
Banc of America Large Loan, Series 2006-BIX1,
Class C
5.50% due 10/15/2019 (b)	5,214,117	5,214,087
Banc of America Large Loan, Series 2005-ESHA,
Class E
5.90% due 07/14/2020 (b)	2,000,000	2,002,003

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.58% due 03/15/2022 (b)	$4,495,000	$4,497,815
Banc of America Large Loan, Series 2006-LAQ,
Class H
6.00% due 02/09/2021 (b)	2,475,000	2,471,025
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	340,392	338,653
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.3084% due 04/25/2035 (b)	1,105,729	1,103,608
Bear Stearns Alt-A Trust, Series 2006-1, Class 23A1
5.6283% due 02/25/2036 (b)	2,684,033	2,692,541
Bear Stearns Alt-A Trust, Series 2006-3, Class 34A1
6.1799% due 05/25/2036 (b)	2,801,525	2,846,581
Bear Stearns Asset Backed Securities, Inc., Series
2003-AC4, Class A
5.00% due 09/25/2033	598,490	585,850
Bear Stearns Asset Backed Securities, Inc., Series
2004-AC5, Class A1
5.25% due 10/25/2034	528,573	519,710
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038	2,245,000	2,209,758
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T10, Class A2
4.74% due 03/13/2040	4,554,000	4,445,194
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.076% IO due 07/11/2042 (b)	34,186,432	717,077
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.1529% IO due 02/13/2046 (b)	32,268,629	629,374
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	2,347,708	2,242,884
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
5.76% due 03/15/2019 (b)	2,300,000	2,297,751
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW13, Class X1
.0462% IO due 09/11/2041 (b)	275,145,626	3,868,768
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.451% IO due 10/12/2041	182,750,000	4,089,854
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	3,955,000	3,889,949
Bear Stearns Mortgage Funding Trust, Series
2006-AR4, Class A1
5.53% due 12/25/2036 (b)	2,469,263	2,469,251
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,470,381	1,590,007
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 05/25/2020	2,772,876	2,714,820

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.724% due 03/15/2049 (b)	$3,544,000	$3,650,566
Citigroup Mortgage Loan Trust, Inc., Series 2005-1,
Class 2B1
4.7339% due 04/25/2035 (b)	1,689,503	1,663,503
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8652% due 12/25/2035 (b)	2,401,119	2,421,468
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	1,685,505	1,654,430
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.2257% due 07/15/2044 (b)	1,055,000	1,041,323
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3997% due 07/15/2044 (b)	2,080,000	2,078,305
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class X
0.0867% IO due 01/15/2046 (b)	527,654,809	2,937,824
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	2,475,141	2,331,373
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.399% due 06/10/2044 (b)	2,450,635	2,419,857
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.52% due 11/15/2017 (b)	3,000,000	3,000,482
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.707% due 06/10/2046 (b)	3,220,000	3,308,684
Countrywide Alternative Loan Trust,
Series 2004-24CB, Class 1A1
6.00% due 11/25/2034	1,265,073	1,266,457
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034	323,621	320,092
Countrywide Alternative Loan Trust,
Series 2005-2, Class 1A1
5.1055% due 03/25/2035 (b)	8,377,018	8,406,620
Countrywide Alternative Loan Trust,
Series 2005-J1, Class 3A1
6.50% due 08/25/2032	1,173,273	1,188,672
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	3,711,476	3,755,550
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.5324% due 07/20/2034 (b)	6,237,909	6,216,052
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-HYB5, Class 1A1
6.0055% due 09/20/2036 (b)	5,479,527	5,548,292
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	731,657	727,181

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans, Series 2005-6, Class 2A1
5.50% due 04/25/2035	$1,606,918	$1,568,503
Countrywide Home Loans,
Series 2005-HYB6, Class 1A1
5.0668% due 10/20/2035 (b)	5,059,010	5,036,984
Credit Suisse Mortgage Capital Certificates, Series
2006-C4, Class AX
.06606% IO due 09/15/2039 (b)	354,506,686	6,156,753
Credit Suisse Mortgage Capital Certificates, Series
2006-C5, Class A2
5.246% due 12/15/2039	6,500,000	6,517,473
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.55% due 04/15/2021 (b)	4,095,000	4,095,821
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036	2,730,000	2,709,349
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036	6,825,000	6,847,822
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036	2,775,000	2,783,163
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035	3,195,000	3,182,548
CS First Boston Mortgage Securities Corp, Series
2003-CPN1, Class A2
4.597% due 03/15/2035	7,095,000	6,887,560
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	732,911	734,571
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	1,715,445	1,732,180
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	1,592,913	1,650,094
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	980,254	1,019,665
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	539,140	521,304
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
.1419% IO due 02/15/2038 (b)	58,979,614	699,657
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	2,881,947	2,796,412
CS First Boston Mortgage Securities Corp.,
Series 2005-TF2A, Class K
6.52% due 09/15/2020 (b)	1,000,000	991,701
CW Capital Cobalt, Series 2006-C1, Class A2
5.174% due 08/15/2048	11,000,000	10,996,499
Deutsche Mortgage and Asset Receiving Corp.,
Series 1998-C1, Class C
6.861% due 06/15/2031	1,160,000	1,170,888
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	2,215,000	2,251,771

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2003-2640, Class WA
3.50% due 03/15/2033	$568,275	$547,635
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	6,658,413	6,589,795
Federal Home Loan Mortgage Corp.,
Series 2006-3153, Class NE
5.50% due 05/15/2034	4,448,000	4,406,608
Federal Home Loan Mortgage Corp.,
Series 2006-3154, Class PM
5.50% due 05/15/2034	3,821,810	3,780,756
Federal Home Loan Mortgage Corp.,
Series 2006-3184, Class PD
5.50% due 07/15/2034 ***	13,147,000	13,037,357
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	232,914	241,778
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	450,244	467,610
Federal National Mortgage Association,
Series 2003-33, Class AC
4.25% due 03/25/2033	403,199	391,112
Federal National Mortgage Association,
Series 2003-49, Class JE
3.00% due 04/25/2033	2,023,175	1,849,933
Federal National Mortgage Association,
Series 2003-58, Class AD
3.25% due 07/25/2033	1,154,725	1,077,353
Federal National Mortgage Association,
Series 2003-63, Class PE
3.50% due 07/25/2033	936,134	867,777
Federal National Mortgage Association,
Series 2006-57, Class PD
5.50% due 01/25/2035	5,100,000	5,045,139
Federal National Mortgage Association,
Series 2006-64, Class PC
5.50% due 10/25/2034	3,891,000	3,849,062
Federal National Mortgage Association,
Series 2006-65, Class HE
5.50% due 02/25/2035	5,571,000	5,497,905
Federal National Mortgage Association,
Series 2006-67, Class PD
5.50% due 12/25/2034	4,162,000	4,116,759
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2222% due 12/25/2034 (b)	843,753	836,937
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.2002% due 05/25/2036 (b)	1,293,349	1,312,066
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	1,227,667	1,234,346
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	547,143	550,525

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	$59,859	$60,559
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	1,102,786	1,144,076
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	735,191	741,395
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.096% IO due 06/10/2048 (b)	92,113,424	1,206,990
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043	2,171,263	2,123,232
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039	2,425,000	2,337,691
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014	1,700,000	1,672,767
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036	2,205,000	2,204,695
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.3006% due 05/10/2040 (b)	5,783,000	5,870,152
GMAC Commercial Mortgage Securities, Inc.,
Series 1997-C1, Class A3
6.869% due 07/15/2029	71,242	71,198
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A1
5.988% due 04/15/2034	833,329	832,809
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C1, Class A1
5.785% due 11/15/2039	2,022,427	2,040,235
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.648% due 04/19/2036 (b)	1,613,164	1,620,864
Government National Mortgage Association,
Series 2003-42, Class XA
3.75% due 05/16/2033	403,607	383,238
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 03/10/2039	1,695,000	1,701,693
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 03/10/2039	935,000	938,713
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9137% due 07/10/2038 (b)	4,025,000	4,201,230
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	2,098,647	2,057,141
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	4,305,000	4,306,358
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class A2
5.479% due 11/10/2039 (b)	5,375,000	5,443,848

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class X
0.858% IO due 11/10/2039	$108,935,712	$4,843,707
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class E
5.078% due 07/10/2039	2,627,081	2,542,706
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
.1620% IO due 07/10/2039 (b)	103,538,806	2,061,489
GSR Mortgage Loan Trust, Series 2005-AR5,
Class 1A1
4.5686% due 10/25/2035 (b)	6,152,584	6,107,365
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.6388% due 08/25/2034 (b)	2,400,669	2,381,110
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.3973% due 01/25/2036 (b)	4,433,668	4,420,170
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
4.4094% due 11/19/2034 (b)	2,445,021	2,459,945
Harborview NIM Corp., Series 2006-BU1, Class N1
5.926% due 02/20/2046	429,806	425,993
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
5.82% due 10/03/2015 (b)	335,000	338,137
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.296% due 01/25/2035	1,375,366	1,382,761
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.3837% due 05/25/2035 (b)	1,994,674	2,032,243
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.4249% due 08/25/2036 (b)	1,658,624	1,697,933
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-LDP8, Class X
0.5782% IO due 05/15/2045 (b)	89,920,947	3,784,746
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB16, Class D
5.771% due 05/12/2045 (b)	4,200,000	4,249,515
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	4,530,000	4,569,429
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8756% due 04/15/2045 (b)	2,675,000	2,786,483
JP Morgan Commercial Mortgage Finance Corp.,
Series 1997-C5, Class D
7.351% due 09/15/2029	4,053,000	4,193,391
JP Morgan Mortgage Trust, Series 2006-A7, Class
2A5
5.8644% due 01/25/2037 (b)	5,268,800	5,319,285
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	2,568,266	2,593,539
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	694,031	680,598

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	$2,675,000	$2,607,354
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	1,335,000	1,303,036
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	1,992,885	2,041,034
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	2,958,787	2,946,303
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,470,381	1,550,838
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.1911% IO due 02/15/2040 (b)	47,704,093	1,021,044
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040	1,264,528	1,226,273
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,881,947	2,866,730
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.10% due 06/15/2038 (b)	3,165,000	3,300,764
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.8173% due 04/21/2034 (b)	3,580,100	3,520,737
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.6354% due 08/25/2034 (b)	4,735,352	4,693,925
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.1141% due 03/25/2035 (b)	10,691,793	10,714,239
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9905% due 02/25/2036 (b)	11,795,037	11,716,524
Merrill Lynch Mortgage Investors Trust, Series
2006-A1, Class 2A1
6.182% due 03/25/2036 (b)	5,698,609	5,793,659
Merrill Lynch Mortgage Trust, Series 2004-BPB1,
Class XC
0.058% IO due 09/12/2041	27,756,953	552,416
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	1,588,012	1,547,879
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0549% IO due 07/12/2038	279,317,949	1,818,527
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XP
0.1401% IO due 07/12/2038 (b)	251,799,160	2,090,789
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.2444% due 11/12/2037 (b)	2,855,000	2,849,914

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
.5739% IO due 08/12/2043	$87,704,512	$2,654,982
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
5.91% due 06/12/2046 (b)	4,565,000	4,758,574
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	3,420,000	3,424,520
MLCC Mortgage Investors, Inc., Series 2005-A,
Class A1
5.55% due 03/25/2030 (b)	292,328	292,224
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	2,170,000	2,159,160
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.983% due 08/12/2041	2,570,000	2,670,445
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	1,133,196	1,104,474
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.2036% due 11/14/2042 (b)	2,185,000	2,192,982
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.2036% due 11/14/2042 (b)	2,795,000	2,780,969
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	4,160,000	4,128,062
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.1518% IO due 07/15/2056 (b)	37,520,788	1,111,358
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1111% IO due 12/13/2041 (b)	76,093,093	1,160,739
Morgan Stanley Capital I, Series 2006-HQ8, Class X
0.0798% IO due 03/12/2044 (b)	519,994,065	2,425,772
Morgan Stanley Capital I, Series 2006-HQ9, Class X
0.2059% IO due 07/12/2044 (b)	278,528,006	4,976,711
Morgan Stanley Capital I, Series 2006-T21, Class X
.2739% IO due 10/12/2052 (b)	187,908,427	2,548,677
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
5.62% due 12/20/2049 (b)	3,000,000	3,000,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
5.72% due 12/20/2049 (b)	3,000,000	3,000,000
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A2
4.30% due 03/25/2033 (b)	8,792,396	8,751,712
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035	580,000	567,420
Nomura Asset Acceptance Corp.,
Series 2006-AF1, Class CB1
6.5219% due 06/25/2036 (b)	1,708,843	1,755,300
Nomura Asset Acceptance Corp.,
Series 2006-AF2, Class 4A
6.7497% due 08/25/2036 (b)	3,009,708	3,071,806

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.3546% due 05/25/2035 (b)	$1,774,377	$1,739,873
Rali NIM Corp., Series 2006-QO4, Class N1
6.048% due 05/25/2046	1,454,596	1,448,232
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9924% due 12/25/2035 (b)	2,966,957	2,988,096
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	4,066,791	4,126,226
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	597,955	621,411
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	201,729	201,931
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	1,225,318	1,273,025
SBA CMBS Trust, Series 2006-1A, Class F
6.709% due 11/15/2036	2,890,000	2,906,491
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	4,670,000	4,699,772
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	3,645,000	3,667,970
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035	1,570,000	1,585,087
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	3,998,000	4,045,496
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035	615,000	621,228
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035	2,545,000	2,574,622
Sequoia Mortgage Trust, Series 2005-3, Class A1
5.52% due 05/20/2035 (b)	434,866	435,240
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 6A1
5.2698% due 09/25/2035 (b)	2,899,831	2,907,909
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5076% due 07/15/2027 (b)	432,235	432,956
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036	4,800,000	4,866,995
Trapeza CDO LLC
5.9116% due 04/06/2042 (b)	3,000,000	3,000,000
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class XC
.0605% IO due 07/15/2045 (b)	286,829,195	2,824,608
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
.1003% IO due 03/15/2042 (b)	49,291,878	450,119
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	1,862,483	1,784,158

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-7, Class
A3
6.081% due 09/25/2036	$3,810,000	$3,837,979
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.2053% due 02/25/2037 (b)	1,996,595	2,008,450
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	1,626,467	1,645,781
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	894,455	907,515
Washington Mutual, Inc.,
Series 2005-AR12, Class 1A8
4.837% due 10/25/2035	6,389,596	6,346,420
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6803% due 10/25/2036 (b)	5,514,159	5,535,182
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	2,148,239	2,109,975
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.945% due 10/25/2035 (b)	7,849,028	7,865,351

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $569,400,457)		$570,919,479

ASSET BACKED SECURITIES - 6.44%
Airplanes Pass Through Trust, Series 2001-1A,
Class A9
5.87% due 03/15/2019 (b)	7,000,000	4,843,125
Alesco Preferred Funding, Ltd., Series 14A, Class B
6.015% due 09/23/2037 (b)	3,500,000	3,491,250
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	96,633	96,771
Ansonia CDO, Ltd.
5.812% due 07/28/2046	6,050,000	6,087,576
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.96% due 01/26/2042 (b)	1,895,000	1,894,621
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	3,145,000	3,134,936
Argent Securities, Inc., Series 2004-W1, Class M3
6.77% due 03/25/2034 (b)	1,568,407	1,583,445
Asset Backed Securities Corp. Home Equity,
Series 2006-HE2, Class A3
5.51% due 03/25/2036 (b)	5,000,000	5,002,451
Capital Trust Re CDO Ltd, Series 2005-1A, Class C
6.07% due 03/20/2050 (b)	1,250,000	1,250,125
Capital Trust Re CDO Ltd, Series 2005-1A, Class E
7.42% due 03/20/2050 (b)	834,000	834,880
Capital Trust Re CDO Ltd, Series 2005-3A, Class A1
5.094% due 06/25/2035	3,203,934	3,180,906

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.79% due 03/20/2050 (b)	$1,600,000	$1,601,562
Cedarwoods Credit CDO Ltd.,
Series 2007-2A, Class B
5.70% due 02/25/2052 (b)	5,000,000	5,000,000
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	780,000	762,477
Centex Home Equity, Series 2005-A, Class M4
6.12% due 01/25/2035 (b)	875,000	877,222
Citigroup Mortgage Loan Trust Inc., Series
2007-OPX1, Class A3A
5.972% due 01/25/2037	1,965,000	1,981,580
Contimortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.10% due 08/15/2025	36,627	37,731
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF3
3.842% due 10/25/2030	91,467	91,125
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036	2,560,000	2,085,600
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	4,000,000	3,985,658
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	5,000,000	4,988,350
CW Capital Cobalt I, Series 2005-1A, Class A1
5.64% due 05/25/2045 (b)	864,931	864,498
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031	9,405,000	9,567,876
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	970,000	992,145
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
6.08% due 12/05/2046	4,755,000	4,752,670
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	750,000	734,286
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	750,000	732,947
Equity One ABS, Inc., Series 2004-2, Class AV2
5.57% due 07/25/2034 (b)	45,075	45,118
Fremont Home Loan Trust, Series 2004-4, Class M7
7.04% due 03/25/2035 (b)	2,150,000	2,041,255
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	7,000,000	7,054,640
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.77% due 11/25/2051 (b)	7,570,000	7,544,640
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.56% due 11/25/2035 (b)	759,019	759,201
JER CDO, Series 2006-2A, Class AFL
5.65% due 03/25/2045 (b)	3,700,000	3,678,540
JER CDO, Series 2006-2A, Class FFL
6.82% due 03/25/2045 (b)	2,000,000	1,681,400

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
LNR CDO, Ltd., Series 2006-1A, Class BFL
5.87% due 05/28/2043 (b)	$3,300,000	$3,300,000
Long Beach Mortgage Loan Trust, Series 2002-2,
Class M2
7.119% due 07/25/2032 (b)	1,883,195	1,730,694
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
6.02% due 02/25/2034 (b)	1,200,000	1,203,085
Mesa West Capital CDO Ltd.,
Series 2007-1A, Class A1
5.6293% due 06/25/2047 (b)	4,755,000	4,755,000
Morgan Stanley Mortgage Loan Trust, Series
2007-3XS, Class 2A4S
5.9631% due 01/25/2047	2,215,000	2,232,997
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	990,000	984,849
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
4.72% due 12/25/2050	2,690,000	2,690,000
North Street Referenced Linked Notes, Series
2000-1A, Class C
7.1263% due 04/28/2011 (b)	2,500,000	2,006,250
N-Star Real Estate CDO, Ltd., Series 2006-7A,
Class C
5.681% due 06/22/2051	3,000,000	2,994,000
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.07% due 02/01/2041 (b)	2,360,000	2,345,604
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.27% due 02/01/2041 (b)	2,360,000	2,345,368
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
5.92% due 01/25/2034 (b)	761,275	762,952
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	5,160,000	5,170,365
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	4,000,000	3,998,323
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.9816% due 09/25/2035	3,234,838	3,207,805
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036	3,700,000	3,687,454
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/28/2048	7,734,156	7,788,836
Rait Cre CDO, Ltd., Series 2006-1A, Class H
7.57% due 11/20/2046 (b)	3,750,000	3,750,038
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 08/25/2035	1,835,000	1,815,074
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 08/25/2035	1,870,000	1,844,959
Renaissance Home Equity Loan Trust,
Series 2005-4, Class A2
5.399% due 02/25/2036	3,000,000	2,987,416

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	$1,145,650	$1,137,489
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	1,125,000	1,113,761
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033	650,000	638,366
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.63% due 10/25/2035 (b)	189,207	189,289
Structured Asset Securities Corp.,
Series 2004-16XS, Class A2
4.91% due 08/25/2034	169,623	168,867
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	803,410	795,648
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	1,100,000	1,078,093
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	349,001	349,833
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034	2,451,000	2,375,233

TOTAL ASSET BACKED SECURITIES
(Cost $163,154,325)		$162,708,255

SUPRANATIONAL OBLIGATIONS - 0.10%
Honduras - 0.03%
Central American Bank for Economic Integration
6.75% due 04/15/2013	638,000	673,131
Venezuela - 0.07%
Corporacion Andina de Fomento
5.20% due 05/21/2013	736,000	727,638
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	1,005,000	1,069,957

		1,797,595

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,500,851)		$2,470,726

COMMON STOCKS - 0.10%
Coal - 0.10%
Great Lakes Carbon Income Fund	216,900	2,613,185
Food & Beverages - 0.00%
R.A.B. Holdings, Inc. *	16	16

TOTAL COMMON STOCKS (Cost $2,244,971)		$2,613,201

PREFERRED STOCKS - 0.35%
Banking - 0.10%
USB Capital IX * (b)	2,480,000	2,542,858

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Financial Services - 0.10%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. * (b)	2,485,000	$2,538,333
Food & Beverages - 0.06%
Ocean Spray Cranberries, Inc. *	16,800	1,448,476
R.A.B. Holdings, Inc. *	7	1,050

		1,449,526

Mining - 0.09%
Freeport-McMoRan Copper & Gold, Inc. *	22,150	2,368,056

TOTAL PREFERRED STOCKS (Cost $8,543,437)		$8,898,773

WARRANTS - 0.00%
Leisure Time - 0.00%
Sunterra Corp.
(Expiration date 07/26/2007; strike
price $20.00)	152	8

TOTAL WARRANTS (Cost $0)		$8

SHORT TERM INVESTMENTS - 19.09%
Federal Home Loan Bank Discount Notes
zero coupon due 04/02/2007	$39,000,000	$38,994,616
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 04/12/2007 to
04/17/2007 ***	310,000,000	309,439,103
State Street Navigator Securities Lending
Prime Portfolio (c)	133,965,695	133,965,695

TOTAL SHORT TERM INVESTMENTS
(Cost $482,399,414)		$482,399,414

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$92,035 on 04/02/2007,
collateralized by $95,000 Federal
Farm Credit Bank, 5.375% due
07/18/2011 (valued at $97,731,
including interest) (c)***	$92,000	$92,000

TOTAL REPURCHASE AGREEMENTS
(Cost $92,000)		$92,000

Total Investments (Active Bond Trust)
(Cost $2,953,460,361) - 117.06%		$2,958,929,238
Liabilities in Excess of Other Assets - (17.06)%		(431,144,737)

TOTAL NET ASSETS - 100.00%		$2,527,784,501

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.44%
Advertising - 0.95%
Omnicom Group, Inc.	59,400	$6,081,372
Aerospace - 4.25%
Boeing Company	112,400	9,993,484
Lockheed Martin Corp.	80,300	7,790,706
Raytheon Company	178,400	9,358,864

		27,143,054
Air Travel - 1.02%
Alaska Air Group, Inc. *	51,300	1,954,530
AMR Corp. * (a)	44,600	1,358,070
US Airways Group, Inc. *	70,300	3,197,244

		6,509,844
Aluminum - 0.21%
Century Aluminum Company * (a)	29,100	1,364,208
Apparel & Textiles - 0.65%
Jones Apparel Group, Inc.	127,400	3,915,002
The Gymboree Corp. *	6,400	256,448

		4,171,450
Auto Parts - 0.04%
ArvinMeritor, Inc. (a)	15,100	275,575
Automobiles - 0.04%
Tenneco, Inc. *	11,200	285,152
Banking - 2.81%
Bank of America Corp.	342,800	17,489,656
US Bancorp	12,500	437,125

		17,926,781
Biotechnology - 2.64%
Amgen, Inc. *	145,400	8,124,952
Applera Corp.	75,600	2,235,492
Cephalon, Inc. * (a)	74,000	5,269,540
Digene Corp. *	29,600	1,255,336

		16,885,320
Business Services - 0.75%
Acxiom Corp.	123,000	2,630,970
Convergys Corp. *	29,700	754,677
R.R. Donnelley & Sons Company	12,000	439,080
Unisys Corp. *	116,900	985,467

		4,810,194
Cable and Television - 1.36%
DIRECTV Group, Inc. *	376,300	8,681,241
Cellular Communications - 0.31%
Telephone & Data Systems, Inc.	33,700	2,009,194
Chemicals - 1.91%
Celanese Corp., Series A	26,800	826,512
FMC Corp.	40,000	3,017,200
Huntsman Corp.	132,600	2,531,334
Lyondell Chemical Company (a)	172,700	5,175,819
Praxair, Inc.	10,000	629,600

		12,180,465
All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment - 6.18%
Cisco Systems, Inc. *	129,400	$3,303,582
Hewlett-Packard Company	245,200	9,842,328
International Business Machines Corp.	131,600	12,404,616
Lexmark International, Inc. * (a)	87,000	5,086,020
Network Appliance, Inc. *	126,300	4,612,476
Plexus Corp. *	5,300	90,895
Silicon Storage Technology, Inc. *	46,100	227,273
Western Digital Corp. *	230,300	3,871,343

		39,438,533
Construction Materials - 0.58%
Sherwin-Williams Company	55,800	3,685,032
Containers & Glass - 0.04%
Sonoco Products Company	7,400	278,092
Cosmetics & Toiletries - 1.72%
Colgate-Palmolive Company	141,000	9,417,390
Estee Lauder Companies, Inc., Class A (a)	32,500	1,587,625

		11,005,015
Crude Petroleum & Natural Gas - 3.54%
Devon Energy Corp.	96,900	6,707,418
Marathon Oil Corp.	66,000	6,522,780
Newfield Exploration Company *	56,000	2,335,760
Patterson-UTI Energy, Inc.	97,400	2,185,656
Plains Exploration & Production Company *	25,600	1,155,584
Swift Energy Company *	10,800	451,116
Unit Corp. *	63,700	3,222,583

		22,580,897
Drugs & Health Care - 0.04%
Pain Therapeutics, Inc. * (a)	34,100	267,344
Electrical Utilities - 1.82%
Exelon Corp.	40,400	2,775,884
FirstEnergy Corp.	133,300	8,829,792

		11,605,676
Energy - 1.09%
Duke Energy Corp.	173,400	3,518,286
Sempra Energy Corp.	56,000	3,416,560

		6,934,846
Financial Services - 10.46%
Bear Stearns Companies, Inc.	24,700	3,713,645
Citigroup, Inc.	38,000	1,950,920
Federal National Mortgage Association	37,700	2,057,666
Goldman Sachs Group, Inc.	50,200	10,372,826
IndyMac Bancorp, Inc. (a)	105,900	3,394,095
JP Morgan Chase & Company	204,800	9,908,224
Lehman Brothers Holdings, Inc.	116,500	8,163,155
Merrill Lynch & Company, Inc.	59,800	4,883,866
Morgan Stanley	139,600	10,994,896
Wells Fargo & Company (c)	330,200	11,368,786

		66,808,079

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages - 1.44%
ConAgra Foods, Inc.	111,000	$2,765,010
General Mills, Inc.	2,500	145,550
McCormick & Company, Inc.	3,700	142,524
Pepsi Bottling Group, Inc.	41,600	1,326,624
PepsiCo, Inc.	75,400	4,792,424

		9,172,132
Gas & Pipeline Utilities - 0.17%
KeySpan Corp.	26,500	1,090,475
Healthcare Products - 3.54%
Becton, Dickinson & Company	108,900	8,373,321
Dade Behring Holdings, Inc.	18,700	819,995
Johnson & Johnson	86,400	5,206,464
Kinetic Concepts, Inc. *	82,800	4,192,992
Zimmer Holdings, Inc. *	47,100	4,022,811

		22,615,583
Healthcare Services - 0.11%
Covance, Inc. *	11,900	706,179
Holdings Companies/Conglomerates - 1.82%
General Electric Company	171,800	6,074,848
Loews Corp.	122,800	5,578,804

		11,653,652
Homebuilders - 1.09%
KB Home (a)	107,900	4,604,093
Lennar Corp., Class A	56,200	2,372,202

		6,976,295
Hotels & Restaurants - 2.10%
Choice Hotels International, Inc.	27,400	970,782
McDonald's Corp.	64,400	2,901,220
Starbucks Corp. *	214,100	6,714,176
Wendy's International, Inc. (a)	8,000	250,400
Yum! Brands, Inc.	44,500	2,570,320

		13,406,898
Industrial Machinery - 0.42%
AGCO Corp. *	18,200	672,854
Intevac, Inc. *	60,900	1,605,933
The Manitowoc Company, Inc.	5,900	374,827

		2,653,614
Insurance - 2.02%
CNA Financial Corp. * (a)	99,100	4,270,219
Genworth Financial, Inc.	20,800	726,752
MetLife, Inc.	47,300	2,986,995
Philadelphia Consolidated Holding Corp. *	60,600	2,665,794
Principal Financial Group, Inc.	4,100	245,467
W.R. Berkley Corp.	61,487	2,036,449

		12,931,676
International Oil - 2.62%
Chevron Corp.	92,300	6,826,508
Exxon Mobil Corp.	130,900	9,876,405

		16,702,913

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content - 0.97%
Google, Inc., Class A *	9,900	$4,535,784
Yahoo!, Inc. *	53,600	1,677,144

		6,212,928
Internet Retail - 0.23%
eBay, Inc. *	44,000	1,458,600
Internet Software - 0.10%
Symantec Corp. *	35,800	619,340
Leisure Time - 0.34%
Walt Disney Company	62,200	2,141,546
Life Sciences - 0.04%
Pharmanet Development Group, Inc. * (a)	10,500	273,000
Liquor - 0.66%
Anheuser-Busch Companies, Inc.	84,100	4,243,686
Manufacturing - 0.44%
Snap-on, Inc.	58,500	2,813,850
Mining - 0.43%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	38,500	2,548,315
Stillwater Mining Company * (a)	16,300	206,847

		2,755,162
Office Furnishings & Supplies - 1.08%
Avery Dennison Corp.	4,100	263,466
Office Depot, Inc. *	175,200	6,156,528
OfficeMax, Inc. (a)	8,500	448,290

		6,868,284
Paper - 1.03%
Buckeye Technologies, Inc. *	11,900	154,462
International Paper Company	175,900	6,402,760

		6,557,222
Petroleum Services - 3.22%
Superior Energy Services, Inc. *	119,700	4,126,059
Tesoro Petroleum Corp.	52,000	5,222,360
Tidewater, Inc. (a)	88,600	5,190,188
Valero Energy Corp.	93,000	5,997,570

		20,536,177
Pharmaceuticals - 4.90%
Abbott Laboratories	70,300	3,922,740
Endo Pharmaceutical Holdings, Inc. *	69,300	2,037,420
Medicis Pharmaceutical Corp., Class A (a)	3,300	101,706
Merck & Company, Inc.	72,900	3,219,993
Mylan Laboratories, Inc. (a)	267,400	5,652,836
Pfizer, Inc.	272,500	6,883,350
Schering-Plough Corp.	334,200	8,525,442
Sciele Pharma, Inc. * (a)	41,500	982,720

		31,326,207
Publishing - 1.39%
McGraw-Hill Companies, Inc.	141,000	8,866,080

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate - 1.78%
Apartment Investment & Management
Company, Class A, REIT	5,000	$288,450
Equity Residential, REIT	31,800	1,533,714
Health Care REIT, Inc.	14,400	632,160
Hospitality Properties Trust, REIT	17,000	795,600
Liberty Property Trust, REIT	16,300	794,136
ProLogis, REIT	25,800	1,675,194
Public Storage, Inc., REIT	2,800	265,076
Regency Centers Corp., REIT	13,400	1,119,570
Simon Property Group, Inc., REIT	19,100	2,124,875
Thornburg Mortgage, Inc., REIT	19,500	507,000
Vornado Realty Trust, REIT	13,600	1,623,024

		11,358,799
Retail Grocery - 1.09%
Safeway, Inc.	190,200	6,968,928
Retail Trade - 4.09%
Children's Place Retail Stores, Inc. *	8,800	490,688
Dick's Sporting Goods, Inc. *	44,600	2,598,396
Dollar Tree Stores, Inc. *	121,200	4,634,688
Family Dollar Stores, Inc. (a)	97,000	2,873,140
Kohl's Corp. *	95,200	7,293,272
Nordstrom, Inc.	89,300	4,727,542
Payless ShoeSource, Inc. *	15,000	498,000
Ross Stores, Inc.	26,200	901,280
Saks, Inc. *	38,700	806,508
United Rentals, Inc. *	46,400	1,276,000

		26,099,514
Sanitary Services - 1.24%
Waste Management, Inc.	230,200	7,921,182
Semiconductors - 1.21%
Asyst Technologies, Inc. *	19,200	134,976
Fairchild Semiconductor International, Inc. *	100,100	1,673,672
National Semiconductor Corp.	203,400	4,910,076
Novellus Systems, Inc. * (a)	11,200	358,624
NVIDIA Corp. *	21,200	610,136
Tessera Technologies, Inc. *	1,100	43,714

		7,731,198
Software - 2.25%
Microsoft Corp.	458,500	12,778,395
MicroStrategy, Inc., Class A *	12,400	1,567,236

		14,345,631
Telecommunications Equipment &
Services - 2.39%
Alaska Communications Systems Group, Inc. (a)	3,700	54,575
Citizens Communications Company	207,600	3,103,620
InterDigital Communication Corp. *	9,700	307,199
SBA Communications Corp. *	10,900	322,095
Verizon Communications, Inc.	302,800	11,482,176

		15,269,665

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone - 0.60%
AT&T, Inc.	97,500	$3,844,425
Tobacco - 1.22%
Altria Group, Inc.	88,500	7,771,185
Trucking & Freight - 1.00%
Navistar International Corp. *	600	27,450
Ryder Systems, Inc.	128,600	6,345,124

		6,372,574

TOTAL COMMON STOCKS (Cost $544,918,092)		$571,191,964

SHORT TERM INVESTMENTS - 4.26%
State Street Navigator Securities
Lending Prime Portfolio (c)	$23,988,456	$23,988,456
U.S. Treasury Bills
zero coupon due 04/19/2007	3,235,000	3,226,945

TOTAL SHORT TERM INVESTMENTS
(Cost $27,215,401)		$27,215,401

REPURCHASE AGREEMENTS - 9.95%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$63,567,358 on 04/02/2007,
collateralized by $67,140,000 U.S.
Treasury Notes, 3.625% due
05/15/2013 (valued at
$64,816,553, including interest) (c)	$63,543,000	$63,543,000

TOTAL REPURCHASE AGREEMENTS
(Cost $63,543,000)		$63,543,000

Total Investments (All Cap Core Trust)
(Cost $635,676,493) - 103.65%		$661,950,365
Liabilities in Excess of Other Assets - (3.65)%		(23,282,910)

TOTAL NET ASSETS - 100.00%		$638,667,455

All Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.26%
Aerospace - 5.86%
Boeing Company	44,590	$3,964,497
General Dynamics Corp.	72,266	5,521,122
Spirit Aerosystems Holdings, Inc., Class A *	195,729	6,233,969
United Technologies Corp.	110,025	7,151,625

		22,871,213
Apparel & Textiles - 1.62%
Carter's, Inc. * (a)	133,114	3,373,109
Phillips-Van Heusen Corp.	49,811	2,928,887

		6,301,996

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology - 1.20%
Amgen, Inc. *	83,770	$4,681,068
Broadcasting - 2.46%
Grupo Televisa SA, SADR	186,440	5,555,912
News Corp., Class A	174,733	4,039,827

		9,595,739
Business Services - 3.15%
Accenture, Ltd., Class A	162,196	6,251,034
Fiserv, Inc. *	56,701	3,008,555
Global Payments, Inc.	88,322	3,008,247

		12,267,836
Cellular Communications - 1.63%
America Movil SA de CV, Series L	66,211	3,164,223
China Mobile, Ltd.	349,000	3,175,651

		6,339,874
Chemicals - 0.91%
Syngenta AG *	18,609	3,568,029
Computers & Business Equipment - 10.49%
Apple Computer, Inc. *	126,769	11,778,108
Cisco Systems, Inc. *	377,171	9,629,176
Dell, Inc. *	125,806	2,919,957
Hewlett-Packard Company	177,176	7,111,845
Micros Systems, Inc. *	46,287	2,499,035
Research In Motion, Ltd. *	32,500	4,435,925
Seagate Technology	109,195	2,544,243

		40,918,289
Construction & Mining Equipment - 1.37%
National Oilwell, Inc. *	68,838	5,354,908
Cosmetics & Toiletries - 1.34%
Colgate-Palmolive Company	78,043	5,212,492
Crude Petroleum & Natural Gas - 1.09%
Occidental Petroleum Corp.	86,254	4,253,185
Electrical Equipment - 2.32%
Cooper Industries, Ltd., Class A	86,169	3,876,743
Emerson Electric Company	120,140	5,176,833

		9,053,576
Electronics - 0.87%
Amphenol Corp., Class A	52,612	3,397,157
Energy - 1.06%
McDermott International, Inc. *	84,151	4,121,716
Financial Services - 6.65%
Goldman Sachs Group, Inc.	40,035	8,272,432
JP Morgan Chase & Company	159,449	7,714,143
Merrill Lynch & Company, Inc.	74,341	6,071,429
UBS AG *	65,296	3,887,821

		25,945,825
Food & Beverages - 0.75%
PepsiCo, Inc.	45,870	2,915,497

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products - 0.69%
Zimmer Holdings, Inc. * (a)	31,357	$2,678,201
Healthcare Services - 4.77%
Health Net, Inc. * (a)	141,135	7,594,474
McKesson Corp.	68,307	3,998,692
UnitedHealth Group, Inc.	132,637	7,025,782

		18,618,948
Hotels & Restaurants - 1.91%
Burger King Holdings, Inc. (a)	109,831	2,372,349
Darden Restaurants, Inc. (a)	123,398	5,082,764

		7,455,113
Household Products - 1.49%
The Clorox Company	91,053	5,799,166
Industrial Machinery - 2.41%
Cameron International Corp. *	78,251	4,913,380
Komatsu, Ltd.	98,470	2,077,197
Terex Corp. *	33,491	2,403,314

		9,393,891
Industrials - 0.83%
ABB, Ltd.	188,298	3,229,918
Insurance - 2.37%
American International Group, Inc.	71,690	4,819,002
Assurant, Inc. (a)	82,723	4,436,434

		9,255,436
Internet Content - 0.99%
Google, Inc., Class A *	8,391	3,844,421
Internet Retail - 1.59%
eBay, Inc. *	187,239	6,206,973
Leisure Time - 0.76%
Electronic Arts, Inc. *	58,839	2,963,132
Manufacturing - 0.60%
Acuity Brands, Inc.	42,841	2,332,264
Medical-Hospitals - 1.60%
Manor Care, Inc. (a)	54,791	2,978,439
VCA Antech, Inc. *	89,760	3,259,185

		6,237,624
Metal & Metal Products - 2.23%
Precision Castparts Corp.	83,582	8,696,707
Office Furnishings & Supplies - 1.05%
OfficeMax, Inc.	77,577	4,091,411
Petroleum Services - 1.28%
Valero Energy Corp.	77,243	4,981,401
Pharmaceuticals - 8.96%
Abbott Laboratories	81,482	4,546,696
Forest Laboratories, Inc. *	76,633	3,942,001
Gilead Sciences, Inc. *	60,124	4,599,486
Merck & Company, Inc.	163,910	7,239,905
Pfizer, Inc.	151,670	3,831,184
Roche Holdings AG	41,943	7,436,702

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shire PLC	163,027	$3,366,351

		34,962,325
Publishing - 0.99%
McGraw-Hill Companies, Inc.	61,162	3,845,867
Retail Grocery - 0.80%
Safeway, Inc.	85,334	3,126,638
Retail Trade - 9.79%
Aeropostale, Inc. *	89,237	3,590,004
Best Buy Company, Inc.	130,893	6,377,107
DSW, Inc., Class A * (a)	48,257	2,036,928
Family Dollar Stores, Inc.	240,093	7,111,555
J.C. Penney Company, Inc. (a)	89,944	7,389,799
Longs Drug Stores Corp.	53,664	2,771,209
Nordstrom, Inc.	82,713	4,378,826
PetSmart, Inc.	136,720	4,506,291

		38,161,719
Semiconductors - 2.65%
Microchip Technology, Inc.	110,669	3,932,070
Texas Instruments, Inc.	212,925	6,409,042

		10,341,112
Software - 3.35%
Adobe Systems, Inc. *	98,575	4,110,577
Microsoft Corp.	142,355	3,967,434
Sybase, Inc. *	94,158	2,380,314
VeriFone Holdings, Inc. * (a)	70,835	2,601,770

		13,060,095
Telecommunications Equipment &
Services - 3.38%
Amdocs, Ltd. *	255,871	9,334,174
KDDI Corp.	482	3,857,968

		13,192,142

TOTAL COMMON STOCKS (Cost $332,332,105)		$379,272,904

SHORT TERM INVESTMENTS - 4.74%
State Street Navigator Securities
Lending Prime Portfolio (c)	$18,496,981	$18,496,981

TOTAL SHORT TERM INVESTMENTS
(Cost $18,496,981)		$18,496,981

REPURCHASE AGREEMENTS - 2.43%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
5.00% to be repurchased at
$9,461,941 on 4/02/2007,
collateralized by $8,010,000
Federal Home Loan Mortgage
Corp., 6.75% due 03/15/2031
(valued at $9,652,050, including
interest) (c)	$9,458,000	$9,458,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,458,000)		$9,458,000

Total Investments (All Cap Growth Trust)
(Cost $360,287,086) - 104.43%		$407,227,885
Liabilities in Excess of Other Assets - (4.43)%		(17,257,221)

TOTAL NET ASSETS - 100.00%		$389,970,664

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.76%
Advertising - 0.63%
The Interpublic Group of Companies, Inc. * (a)	192,800	$2,373,368
Aerospace - 2.70%
Alliant Techsystems, Inc. *	34,100	2,998,072
Curtiss Wright Corp.	24,400	940,376
General Dynamics Corp.	71,600	5,470,240
Moog, Inc., Class A *	20,000	833,000

		10,241,688
Banking - 6.13%
Bank of America Corp.	57,401	2,928,599
Bank of New York Company, Inc.	74,691	3,028,720
Cullen Frost Bankers, Inc.	127,165	6,654,544
Marshall & Ilsley Corp.	103,836	4,808,645
SunTrust Banks, Inc.	15,700	1,303,728
TCF Financial Corp.	20,700	545,652
US Bancorp	55,500	1,940,835
Webster Financial Corp.	41,465	1,990,735

		23,201,458
Business Services - 4.00%
Automatic Data Processing, Inc.	47,071	2,278,237
Cadence Design Systems, Inc. *	237,870	5,009,542
R.H. Donnelley Corp. * (a)	43,600	3,090,804
R.R. Donnelley & Sons Company	112,385	4,112,167
URS Corp. *	15,700	668,663

		15,159,413
Cable and Television - 2.69%
Comcast Corp.,- Special Class A *	307,894	7,842,060
Time Warner, Inc.	118,900	2,344,708

		10,186,768
Chemicals - 4.10%
Cabot Corp.	60,300	2,878,119
Cytec Industries, Inc.	77,200	4,341,728
Eastman Chemical Company	12,130	768,193
Praxair, Inc.	82,082	5,167,883
Rohm & Haas Company	45,800	2,368,776

		15,524,699
Commercial Services - 0.98%
Shaw Group, Inc. * (a)	118,821	3,715,533
Computers & Business Equipment - 1.42%
Jack Henry & Associates, Inc. (a)	20,700	497,835
Sun Microsystems, Inc. * (a)	814,300	4,893,943

		5,391,778
Construction & Mining Equipment - 0.15%
Carbo Ceramics, Inc. (a)	12,196	567,724

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Glass - 0.58%
Ball Corp.	47,669	$2,185,624
Cosmetics & Toiletries - 2.58%
International Flavors & Fragrances, Inc. (a)	34,700	1,638,534
Procter & Gamble Company	128,506	8,116,439

		9,754,973
Crude Petroleum & Natural Gas - 0.75%
Chesapeake Energy Corp.	42,600	1,315,488
Forest Oil Corp. * (a)	45,800	1,528,346

		2,843,834
Domestic Oil - 0.33%
Range Resources Corp. (a)	37,500	1,252,500
Drugs & Health Care - 1.30%
Wyeth	98,409	4,923,402
Electrical Equipment - 3.43%
AMETEK, Inc.	29,700	1,025,838
Anixter International, Inc. *	73,411	4,840,722
Cooper Industries, Ltd., Class A	42,900	1,930,071
Emerson Electric Company	76,302	3,287,853
W.H. Brady Company, Class A	61,500	1,918,800

		13,003,284
Electrical Utilities - 2.99%
Ameren Corp. (a)	14,160	712,248
CMS Energy Corp.	77,440	1,378,432
Dominion Resources, Inc.	17,900	1,588,983
FPL Group, Inc.	13,700	838,029
PNM Resources, Inc.	45,000	1,453,500
The Southern Company (a)	145,600	5,336,240

		11,307,432
Electronics - 1.62%
Rogers Corp. *	18,400	816,040
Zebra Technologies Corp., Class A * (a)	137,700	5,316,597

		6,132,637
Financial Services - 3.24%
Citigroup, Inc.	168,322	8,641,651
GATX Corp. (a)	64,100	3,063,980
Mellon Financial Corp.	13,100	565,134

		12,270,765
Food & Beverages - 5.68%
Campbell Soup Company	97,600	3,801,520
Diageo PLC, SADR	68,000	5,504,600
Kraft Foods, Inc., Class A (a)	147,300	4,663,518
PepsiCo, Inc.	118,621	7,539,551

		21,509,189
Gas & Pipeline Utilities - 1.47%
AGL Resources, Inc.	24,300	1,038,096
El Paso Corp. (a)	117,200	1,695,884
Nicor, Inc. (a)	7,742	374,868
NiSource, Inc.	19,719	481,932

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
UGI Corp.	73,500	$1,963,185

		5,553,965
Gold - 1.55%
Barrick Gold Corp.	205,903	5,878,531
Healthcare Products - 1.32%
Boston Scientific Corp. *	39,700	577,238
Patterson Companies, Inc. *	62,700	2,225,223
Zimmer Holdings, Inc. *	25,700	2,195,037

		4,997,498
Healthcare Services - 0.57%
Sierra Health Services, Inc. *	52,100	2,144,957
Holdings Companies/Conglomerates - 4.91%
Berkshire Hathaway, Inc., Class B *	1,900	6,916,000
General Electric Company	330,521	11,687,223

		18,603,223
Hotels & Restaurants - 0.91%
Brinker International, Inc.	54,244	1,773,779
OSI Restaurant Partners, Inc.	26,100	1,030,950
Ruby Tuesday, Inc. (a)	13,100	374,660
The Cheesecake Factory, Inc. * (a)	10,300	274,495

		3,453,884
Industrial Machinery - 1.22%
IDEX Corp.	58,200	2,961,216
Kennametal, Inc.	24,700	1,669,967

		4,631,183
Insurance - 3.93%
American International Group, Inc.	123,900	8,328,558
Everest Re Group, Ltd.	36,700	3,529,439
Genworth Financial, Inc.	43,404	1,516,536
Hartford Financial Services Group, Inc.	16,000	1,529,280

		14,903,813
International Oil - 6.02%
Chevron Corp.	46,700	3,453,932
EnCana Corp.	70,400	3,564,352
Exxon Mobil Corp.	209,309	15,792,364

		22,810,648
Internet Content - 0.56%
Yahoo!, Inc. *	67,800	2,121,462
Internet Retail - 0.40%
IAC/InterActiveCorp. *	39,795	1,500,669
Internet Software - 0.62%
McAfee, Inc. *	80,801	2,349,693
Liquor - 0.46%
Anheuser-Busch Companies, Inc.	34,400	1,735,824
Manufacturing - 4.20%
AptarGroup, Inc.	28,600	1,914,198
Carlisle Companies, Inc.	152,246	6,535,921
Eaton Corp.	23,510	1,964,496

The accompanying notes are an integral part of the financial statements
37

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Hexcel Corp. * (a)	49,700	$986,545
Trinity Industries, Inc. (a)	107,084	4,488,961

		15,890,121
Metal & Metal Products - 1.07%
Crown Holdings, Inc. *	4,371	106,915
Quanex Corp. (a)	93,139	3,944,436

		4,051,351
Mining - 1.38%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	12,300	814,137
Newmont Mining Corp.	105,329	4,422,765

		5,236,902
Petroleum Services - 0.91%
Halliburton Company	45,042	1,429,633
Schlumberger, Ltd.	11,064	764,522
Superior Energy Services, Inc. *	36,700	1,265,049

		3,459,204
Pharmaceuticals - 7.87%
Abbott Laboratories	130,400	7,276,320
Bristol-Myers Squibb Company	21,800	605,168
Mylan Laboratories, Inc.	286,402	6,054,538
Novartis AG, SADR	116,630	6,371,497
Sanofi-Aventis, ADR	72,779	3,166,614
Schering-Plough Corp.	84,696	2,160,595
Teva Pharmaceutical Industries, Ltd., SADR	111,200	4,162,216

		29,796,948
Real Estate - 0.10%
Host Hotels & Resorts, Inc., REIT	14,398	378,811
Retail Grocery - 1.64%
The Kroger Company	219,266	6,194,264
Retail Trade - 3.04%
Costco Wholesale Corp.	58,700	3,160,408
Federated Department Stores, Inc.	107,520	4,843,776
Foot Locker, Inc.	65,900	1,551,945
MSC Industrial Direct Company, Inc., Class A	42,100	1,965,228

		11,521,357
Sanitary Services - 0.05%
Waste Connections, Inc. *	6,450	193,113
Steel - 1.37%
Carpenter Technology Corp.	42,900	5,180,604
Telecommunications Equipment &
Services - 1.74%
JDS Uniphase Corp. * (a)	77,800	1,184,894
Tellabs, Inc. *	218,303	2,161,200
Verizon Communications, Inc.	85,094	3,226,764

		6,572,858
Telephone - 3.36%
AT&T, Inc.	299,777	11,820,207

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Qwest Communications International, Inc. * (a)	100,900	$907,091

		12,727,298
Trucking & Freight - 1.79%
Heartland Express, Inc.	90,276	1,433,583
Oshkosh Truck Corp.	101,000	5,353,000

		6,786,583

TOTAL COMMON STOCKS (Cost $327,026,915)		$370,220,833

SHORT TERM INVESTMENTS - 8.45%
State Street Navigator Securities
Lending Prime Portfolio (c)	$31,981,134	$31,981,134

TOTAL SHORT TERM INVESTMENTS
(Cost $31,981,134)		$31,981,134

REPURCHASE AGREEMENTS - 1.92%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$7,274,788 on 04/02/2007,
collateralized by $7,540,000
Federal Home Loan Mortgage
Corp., 5.40% due 03/17/2021
(valued at $7,417,475, including
interest) (c)	$7,272,000	$7,272,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,272,000)		$7,272,000

Total Investments (All Cap Value Trust)
(Cost $366,280,049) - 108.13%		$409,473,967
Liabilities in Excess of Other Assets - (8.13)%		(30,778,701)

TOTAL NET ASSETS - 100.00%		$378,695,266

American Blue Chip Income & Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth Trust -
Class 2	17,183,245	$204,824,278

TOTAL INVESTMENT COMPANIES (Cost $169,549,128)		$204,824,278

Total Investments (American Blue Chip Income & Growth		$204,824,278
Trust) (Cost $169,549,128) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(16,502)

TOTAL NET ASSETS - 100.00%		$204,807,776

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

American Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Trust, Class 2	55,737,423	$653,242,593

TOTAL INVESTMENT COMPANIES (Cost $629,210,482)		$653,242,593

Total Investments (American Bond Trust)
(Cost $629,210,482) - 100.00%		$653,242,593
Liabilities in Excess of Other Assets - 0.00%		(20,424)

TOTAL NET ASSETS - 100.00%		$653,222,169

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Growth-Income Trust - Class 2	30,928,842	$1,316,022,214

TOTAL INVESTMENT COMPANIES (Cost $1,116,323,155)		$1,316,022,214

Total Investments (American Growth-Income Trust)
(Cost $1,116,323,155) - 100.00%		$1,316,022,214
Liabilities in Excess of Other Assets - 0.00%		(62,932)

TOTAL NET ASSETS - 100.00%		$1,315,959,282

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Growth Trust - Class 2	24,942,617	$1,624,512,647

TOTAL INVESTMENT COMPANIES (Cost $1,282,380,917)		$1,624,512,647

Total Investments (American Growth Trust)
(Cost $1,282,380,917) - 100.00%		$1,624,512,647
Liabilities in Excess of Other Assets - 0.00%		(79,615)

TOTAL NET ASSETS - 100.00%		$1,624,433,032

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American International Trust - Class 2	48,413,541	$1,091,725,353

TOTAL INVESTMENT COMPANIES (Cost $835,424,096)		$1,091,725,353

Total Investments (American International Trust)
(Cost $835,424,096) - 100.00%		$1,091,725,353
Liabilities in Excess of Other Assets - 0.00%		(50,055)

TOTAL NET ASSETS - 100.00%		$1,091,675,298

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.23%
Advertising - 0.56%
Monster Worldwide, Inc. *	327,000	$15,489,990
Aerospace - 1.19%
General Dynamics Corp.	254,074	19,411,254
Rockwell Collins, Inc.	140,299	9,390,212
United Technologies Corp.	62,200	4,043,000

		32,844,466
Agriculture - 0.80%
Monsanto Company	403,804	22,193,068
Apparel & Textiles - 0.57%
Coach, Inc. *	219,700	10,995,985
NIKE, Inc., Class B	45,100	4,792,326

		15,788,311
Banking - 0.83%
Northern Trust Corp.	380,289	22,870,580
Biotechnology - 2.16%
Amgen, Inc. *	382,245	21,359,850
Genentech, Inc. *	468,322	38,458,603

		59,818,453
Broadcasting - 0.50%
Grupo Televisa SA, SADR	466,500	13,901,700
Business Services - 1.36%
Accenture, Ltd., Class A	56,200	2,165,948
Automatic Data Processing, Inc.	732,381	35,447,240
Paychex, Inc.	1,443	54,647

		37,667,835
Cable and Television - 1.60%
Rogers Communications, Inc.	697,668	22,855,604
Time Warner, Inc.	359,914	7,097,504
Viacom, Inc. *	351,610	14,454,687

		44,407,795
Cellular Communications - 1.16%
America Movil SA de CV, Series L	670,051	32,021,737
Computers & Business Equipment - 4.85%
Apple Computer, Inc. *	397,200	36,903,852
Cisco Systems, Inc. *	1,956,618	49,952,458
Dell, Inc. *	380,373	8,828,457
EMC Corp. *	947,352	13,120,825
Hewlett-Packard Company	45,300	1,818,342
Juniper Networks, Inc. *	1,196,121	23,539,661

		134,163,595
Construction & Mining Equipment - 0.14%
Joy Global, Inc.	92,100	3,951,090

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries - 1.54%
Procter & Gamble Company	674,974	$42,631,358
Crude Petroleum & Natural Gas - 0.34%
EOG Resources, Inc.	120,200	8,575,068
Sunoco, Inc.	12,100	852,324

		9,427,392
Drugs & Health Care - 1.41%
Novartis AG	359,366	20,656,284
Wyeth	364,854	18,253,646

		38,909,930
Electronics - 1.12%
Garmin, Ltd. (a)	5,200	281,580
Harman International Industries, Inc.	251,760	24,189,101
Thermo Electron Corp. *	137,100	6,409,425

		30,880,106
Financial Services - 15.63%
Ameriprise Financial, Inc.	156,151	8,922,468
Charles Schwab Corp.	1,411,886	25,823,395
Chicago Merchantile Exchange Holdings, Inc.	31,300	16,665,998
Citigroup, Inc.	648,517	33,294,863
Countrywide Financial Corp.	440,300	14,811,692
Deutsche Boerse AG	39,300	9,014,015
E*TRADE Financial Corp. *	1,030,129	21,859,337
Franklin Resources, Inc.	368,765	44,557,875
Goldman Sachs Group, Inc.	189,876	39,234,078
IntercontinentalExchange, Inc. *	75,000	9,165,750
Legg Mason, Inc.	263,870	24,859,193
Mellon Financial Corp.	369,761	15,951,489
Merrill Lynch & Company, Inc.	236,390	19,305,971
Morgan Stanley	436,800	34,402,368
SLM Corp.	301,592	12,335,113
State Street Corp. (c)	733,335	47,483,441
UBS AG * (c)	601,998	35,843,852
Wells Fargo & Company (c)	546,192	18,805,391

		432,336,289
Food & Beverages - 1.12%
PepsiCo, Inc.	330,004	20,975,054
Sysco Corp.	294,495	9,962,766

		30,937,820
Healthcare Products - 3.12%
Alcon, Inc.	35,100	4,626,882
Baxter International, Inc.	87,900	4,629,693
Johnson & Johnson	3,099	186,746
Medtronic, Inc.	656,036	32,185,126
St. Jude Medical, Inc. *	539,636	20,295,710
Stryker Corp.	365,979	24,271,727

		86,195,884
Healthcare Services - 6.02%
Cardinal Health, Inc.	135,495	9,884,361
Express Scripts, Inc. *	239,700	19,348,584
Humana, Inc. *	195,000	11,313,900

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Laboratory Corp. of America Holdings *	83,600	$6,071,868
Medco Health Solutions, Inc. *	374,000	27,126,220
UnitedHealth Group, Inc.	1,096,859	58,100,621
Wellpoint, Inc. *	426,772	34,611,209

		166,456,763
Holdings Companies/Conglomerates - 3.57%
General Electric Company	2,797,001	98,901,955
Hotels & Restaurants - 1.64%
Marriott International, Inc., Class A	477,188	23,363,125
McDonald's Corp.	80,300	3,617,515
Wynn Resorts, Ltd. * (a)	193,127	18,320,027

		45,300,667
Household Products - 0.02%
Fortune Brands, Inc.	6,238	491,679
Insurance - 3.76%
Aetna, Inc.	468,948	20,535,233
American International Group, Inc.	649,974	43,691,252
Hartford Financial Services Group, Inc.	119,484	11,420,281
Prudential Financial, Inc.	314,800	28,413,848

		104,060,614
International Oil - 1.69%
Exxon Mobil Corp.	444,638	33,547,937
Murphy Oil Corp.	245,458	13,107,457

		46,655,394
Internet Content - 2.85%
Google, Inc., Class A *	136,466	62,523,263
Yahoo!, Inc. *	519,932	16,268,672

		78,791,935
Internet Retail - 1.85%
Amazon.com, Inc. * (a)	731,689	29,113,906
eBay, Inc. *	668,135	22,148,675

		51,262,581
Leisure Time - 1.53%
Electronic Arts, Inc. *	232,100	11,688,556
International Game Technology	638,302	25,774,635
MGM Mirage, Inc. * (a)	70,400	4,894,208

		42,357,399
Manufacturing - 3.75%
Danaher Corp.	918,563	65,631,326
Illinois Tool Works, Inc.	235,274	12,140,139
Tyco International, Ltd.	826,500	26,076,075

		103,847,540
Petroleum Services - 5.43%
Baker Hughes, Inc.	421,259	27,857,858
Schlumberger, Ltd.	875,892	60,524,137
Smith International, Inc. (a)	865,572	41,590,735
Total SA, ADR	290,608	20,278,626

		150,251,356

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 4.49%
Allergan, Inc.	87,300	$9,674,586
Celgene Corp. * (a)	381,800	20,029,228
Eli Lilly & Company	131,000	7,036,010
Gilead Sciences, Inc. *	574,681	43,963,096
Merck & Company, Inc.	109,200	4,823,364
Roche Holdings AG	149,295	26,470,745
Schering-Plough Corp.	113,600	2,897,936
Sepracor, Inc. *	201,112	9,377,853

		124,272,818
Retail Trade - 6.68%
Bed Bath & Beyond, Inc. *	320,800	12,886,536
Best Buy Company, Inc.	70,540	3,436,709
CVS/Caremark Corp.	1,418,967	48,443,534
Home Depot, Inc.	448,648	16,483,327
Kohl's Corp. *	637,930	48,871,817
Target Corp.	531,522	31,497,994
Wal-Mart Stores, Inc.	491,064	23,055,455

		184,675,372
Semiconductors - 5.00%
Analog Devices, Inc.	529,443	18,260,489
Applied Materials, Inc.	474,900	8,700,168
ASML Holding N.V. * (a)	362,700	8,976,825
Intel Corp.	884,392	16,918,419
Marvell Technology Group, Ltd. *	1,434,610	24,115,794
Maxim Integrated Products, Inc.	685,272	20,146,997
Texas Instruments, Inc.	598,118	18,003,352
Xilinx, Inc.	903,325	23,242,552

		138,364,596
Software - 5.10%
Adobe Systems, Inc. *	502,375	20,949,037
Autodesk, Inc. *	437,800	16,461,280
Intuit, Inc. *	285,722	7,817,354
Microsoft Corp.	2,590,640	72,201,137
Oracle Corp. *	1,297,862	23,530,238

		140,959,046
Telecommunications Equipment &
Services - 3.91%
American Tower Corp., Class A * (a)	983,738	38,316,595
Corning, Inc. *	482,215	10,965,569
Ericsson LM, Series B	4,101,600	15,091,177
Nokia Oyj, SADR *	943,428	21,623,370
QUALCOMM, Inc.	522,777	22,301,667

		108,298,378
Transportation - 0.53%
Expeditors International of Washington, Inc.	356,700	14,738,844
Travel Services - 1.41%
American Express Company	690,252	38,930,213

TOTAL COMMON STOCKS (Cost $2,292,936,887)		$2,745,054,549

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 2.80%
State Street Navigator Securities
Lending Prime Portfolio (c)	$67,413,971	$67,413,971
T. Rowe Price Reserve Investment Fund (c)	9,927,327	9,927,327

TOTAL SHORT TERM INVESTMENTS
(Cost $77,341,298)		$77,341,298

REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$2,000,767 on 04/02/2007,
collateralized by $2,075,000
Federal Home Loan Mortgage
Corp., 5.40% due 03/17/2021
(valued at $2,041,281, including
interest) (c)	$2,000,000	$2,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000,000)		$2,000,000

Total Investments (Blue Chip Growth Trust)
(Cost $2,372,278,185) - 102.10%		$2,824,395,847
Liabilities in Excess of Other Assets - (2.10)%		(58,113,596)

TOTAL NET ASSETS - 100.00%		$2,766,282,251

Bond Index Trust A
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 23.40%
U.S. Treasury Bonds - 6.04%
4.50% due 02/15/2036	$3,131,000	$2,951,944
7.875% due 02/15/2021	300,000	389,719
9.25% due 02/15/2016	2,150,000	2,861,347

		6,203,010
U.S. Treasury Notes - 17.36%
3.25% due 08/15/2007	1,730,000	1,718,444
3.375% due 09/15/2009	1,050,000	1,021,002
3.875% due 05/15/2010	1,568,000	1,538,172
4.625% due 02/29/2012 to 02/15/2017	7,344,000	7,348,222
4.75% due 11/15/2008 to 05/15/2014	3,828,000	3,853,747
5.50% due 02/15/2008	2,340,000	2,351,152

		17,830,739

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,053,561)		$24,033,749

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.77%
Federal Home Loan Bank - 5.78%
3.875% due 01/15/2010 to 06/14/2013	1,225,000	1,184,781
6.00% due 10/01/2036	4,710,439	4,748,389

		5,933,170
Federal Home Loan Mortgage Corp. - 4.21%
4.25% due 07/15/2009	1,800,000	1,776,310
5.75% due 04/15/2008	1,100,000	1,107,905

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
6.00% due 06/15/2011	$1,250,000	$1,304,339
6.25% due 07/15/2032	120,000	136,680

		4,325,234
Federal National Mortgage
Association - 38.78%
4.375% due 10/15/2015	1,350,000	1,300,437
4.50% due 04/01/2021	2,131,106	2,063,065
5.00% due 06/01/2018 to 07/01/2036	10,604,334	10,301,143
5.50% due 08/01/2017 to 06/01/2036	12,824,005	12,719,747
5.763% due 04/01/2037	4,200,000	4,244,625
6.00% due 05/01/2036 to 08/01/2036	3,095,597	3,118,607
6.125% due 03/15/2012	1,275,000	1,345,249
6.375% due 06/15/2009	1,200,000	1,237,106
6.50% due 07/01/2036	1,348,430	1,375,568
6.625% due 11/15/2030	100,000	117,876
7.125% due 06/15/2010	1,750,000	1,869,373
7.25% due 05/15/2030	100,000	126,119

		39,818,915

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $49,783,366)		$50,077,319

FOREIGN GOVERNMENT OBLIGATIONS - 0.74%
Canada - 0.35%
Government of Canada
5.25% due 11/05/2008	150,000	150,940
5.75% due 02/15/2009	200,000	203,268

		354,208
Italy - 0.23%
Italy Government International Bond
4.50% due 01/21/2015	250,000	241,211
Mexico - 0.16%
Government of Mexico
9.875% due 02/01/2010	150,000	168,300

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $760,535)		$763,719

CORPORATE BONDS - 20.87%
Aerospace - 0.54%
Northrop Grumman Corp.
7.75% due 03/01/2016	350,000	406,190
Raytheon Company
6.75% due 08/15/2007	150,000	150,642

		556,832
Agriculture - 0.33%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	300,000	338,152
Aluminum - 0.25%
Alcoa, Inc.
5.72% due 02/23/2019	262,000	258,872

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Automobiles - 0.20%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	$200,000	$208,767
Banking - 3.47%
BAC Capital Trust XI
6.625% due 05/23/2036	350,000	370,348
Bank of America Corp.
5.42% due 03/15/2017	499,000	493,819
7.80% due 02/15/2010	300,000	321,720
Bank One Corp.
7.875% due 08/01/2010	550,000	595,206
KFW International Finance, Inc.
3.25% due 03/30/2009	150,000	145,199
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	295,749
US Bank NA, Series BKNT
6.375% due 08/01/2011	200,000	209,422
Wachovia Corp.
5.625% due 12/15/2008	600,000	605,443
Wells Fargo Bank NA
6.45% due 02/01/2011	500,000	523,630

		3,560,536

Building Materials & Construction - 0.27%
CRH America, Inc.
6.00% due 09/30/2016	270,000	273,699
Cable and Television - 0.94%
Comcast Corp.
5.90% due 03/15/2016	200,000	203,466
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	197,295
Time Warner, Inc.
6.50% due 11/15/2036	340,000	339,038
7.25% due 10/15/2017	200,000	220,784

		960,583

Chemicals - 0.21%
E.I. Du Pont de Nemours & Company
6.50% due 01/15/2028	200,000	213,245
Computers & Business Equipment - 0.53%
Cisco Systems, Inc.
5.25% due 02/22/2011	350,000	351,710
International Business Machines Corp.
4.25% due 09/15/2009	200,000	196,612

		548,322

Domestic Oil - 0.35%
ChevronTexaco Capital Company
3.50% due 09/17/2007	150,000	148,886
Devon Financing Corp., ULC
6.875% due 09/30/2011	200,000	212,764

		361,650

Electrical Utilities - 1.26%
Constellation Energy Group, Inc.
7.60% due 04/01/2032	365,000	413,243
Duke Energy Corp.
5.625% due 11/30/2012	200,000	204,703

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
FirstEnergy Corp.
7.375% due 11/15/2031	$250,000	$284,017
Indiana Michigan Power Company
6.05% due 03/15/2037	250,000	246,217
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	150,000	150,981

		1,299,161

Financial Services - 5.24%
American Express Company
4.875% due 07/15/2013	250,000	246,037
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	250,000	252,212
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011	250,000	252,534
CIT Group, Inc.
4.00% due 05/08/2008	400,000	394,739
Citigroup, Inc.
5.00% due 09/15/2014	500,000	488,130
Countrywide Home Loans, Inc., Series MTNH
6.25% due 04/15/2009	400,000	407,348
General Electric Capital Corp.
6.125% due 02/22/2011	750,000	777,266
Household Finance Corp.
6.375% due 11/27/2012	350,000	367,322
HSBC Finance Corp.
8.00% due 07/15/2010	350,000	379,390
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011	200,000	202,521
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 04/25/2011	200,000	203,966
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	200,000	219,185
Morgan Stanley
6.75% due 04/15/2011	450,000	475,954
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	250,000	254,164
Residential Capital Corp.
6.00% due 02/22/2011	125,000	123,302
SLM Corp., Series A
5.00% due 04/15/2015	350,000	338,496

		5,382,566

Food & Beverages - 0.45%
Kraft Foods, Inc.
5.25% due 10/01/2013	250,000	246,351
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	212,476

		458,827

Gas & Pipeline Utilities - 0.19%
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	200,000	195,600
Holdings Companies/Conglomerates - 0.24%
General Electric Company
5.00% due 02/01/2013	250,000	248,106

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial Machinery - 0.45%
Caterpillar, Inc.
7.25% due 09/15/2009	$200,000	$209,801
John Deere Capital Corp.
5.10% due 01/15/2013	250,000	248,796

		458,597

Insurance - 1.01%
Allstate Corp.
7.20% due 12/01/2009	400,000	420,527
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	230,000	228,726
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	200,000	192,480
MetLife, Inc.
5.70% due 06/15/2035	200,000	192,254

		1,033,987

International Oil - 0.35%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	150,000	165,675
Talisman Energy, Inc.
6.25% due 02/01/2038	200,000	189,773

		355,448

Leisure Time - 0.25%
Walt Disney Company, Series MTN
5.625% due 09/15/2016	250,000	255,410
Liquor - 0.32%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	300,000	327,578
Manufacturing - 0.21%
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	213,222
Petroleum Services - 0.35%
Anadarko Petroleum Corp.
3.25% due 05/01/2008	150,000	146,644
Weatherford International, Ltd.
5.50% due 02/15/2016	215,000	210,853

		357,497

Railroads & Equipment - 0.25%
Canadian National Railway Company
6.375% due 10/15/2011	150,000	156,668
Norfolk Southern Corp.
7.35% due 05/15/2007	105,000	105,218

		261,886

Real Estate - 0.77%
Realty Income Corp.
5.95% due 09/15/2016	135,000	138,525
Simon Property Group, LP
6.375% due 11/15/2007	150,000	150,825
Vornado Realty, LP
5.60% due 02/15/2011	500,000	501,459

		790,809

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail - 0.96%
Federated Department Stores, Inc.
6.625% due 04/01/2011	$300,000	$312,819
Target Corp.
7.50% due 08/15/2010	350,000	376,105
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	300,923

		989,847

Telecommunications Equipment &
Services - 0.76%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	250,000	309,664
SBC Communications, Inc.
5.625% due 06/15/2016	200,000	200,622
Verizon Communications, Inc.
7.375% due 09/01/2012	250,000	274,728

		785,014

Telephone - 0.72%
BellSouth Corp.
4.20% due 09/15/2009	200,000	195,840
British Telecommunications PLC
8.625% due 12/15/2030 (b)	250,000	343,253
Sprint Capital Corp.
6.875% due 11/15/2028	200,000	199,177

		738,270

TOTAL CORPORATE BONDS (Cost $21,481,935)		$21,432,483

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.93%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	200,000	199,942
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	1,300,000	1,347,712
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW11, Class AM
5.4581% due 03/11/2039 (b)	200,000	201,398
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.915% due 03/15/2049 (b)	553,751	562,012
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.4093% due 01/15/2046 (b)	200,000	200,521
Countrywide Home Loans,
Series 2005-HYB6, Class 1A1
5.0668% due 10/20/2035 (b)	73,855	73,533
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038 (b)	200,000	203,077
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	205,000	206,785
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	359,462	363,592

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A2
5.506% due 03/15/2045	$250,000	$252,877
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A1
5.405% due 07/15/2045	418,466	420,558

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,019,105)		$4,032,007

ASSET BACKED SECURITIES - 0.44%
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	250,000	249,417
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036	100,000	99,627
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	100,000	99,983

TOTAL ASSET BACKED SECURITIES
(Cost $449,981)		$449,027

REPURCHASE AGREEMENTS - 5.98%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$6,138,352 on 04/02/2007,
collateralized by $6,205,000
Federal Home Loan Bank, 5.00%
due 03/14/2014 (valued at
$6,259,294, including interest) (c)	$6,136,000	$6,136,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,136,000)		$6,136,000

Total Investments (Bond Index Trust A)
(Cost $106,684,483) - 104.13%		$106,924,304
Liabilities in Excess of Other Assets - (4.13)%		(4,236,403)

TOTAL NET ASSETS - 100.00%		$102,687,901

Bond Index Trust B
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 24.04%
U.S. Treasury Bonds - 16.52%
6.625% due 02/15/2027 (a)	$295,000	$357,826
4.50% due 02/15/2036 (a)	523,000	493,091
5.50% due 08/15/2028 (a)	270,000	290,398
6.125% due 11/15/2027 to 08/15/2029 (a)	970,000	1,123,727
6.25% due 05/15/2030 (a)	1,300,000	1,540,196
6.75% due 08/15/2026 (a)	775,000	949,556
7.50% due 11/15/2016 (a)	2,200,000	2,673,601
7.875% due 02/15/2021 (a)	900,000	1,169,156

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Bonds (continued)
8.75% due 08/15/2020 (a)	$1,400,000	$1,930,797
8.875% due 08/15/2017 (a)	1,550,000	2,072,641
9.25% due 02/15/2016	3,550,000	4,724,549
10.375% due 11/15/2012 (a)	3,300,000	3,405,316
11.25% due 02/15/2015 (a)	2,010,000	2,877,755
11.75% due 11/15/2014	465,000	546,593
12.00% due 08/15/2013 (a)	1,000,000	1,095,273
13.25% due 05/15/2014 (a)	1,200,000	1,408,126

		26,658,601
U.S. Treasury Notes - 7.52%
3.375% due 09/15/2009 (a)	1,400,000	1,361,336
3.875% due 05/15/2010 (a)	2,050,000	2,011,003
4.625% due 02/29/2012 to 02/15/2017 (a)	4,998,000	4,993,591
4.75% due 05/15/2014 (a)	1,230,000	1,241,099
5.00% due 02/15/2011 to 08/15/2011 (a)	2,485,000	2,530,697

		12,137,726

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,856,310)		$38,796,327

U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.00%
Federal Home Loan Bank - 1.57%
3.875% due 01/15/2010 to 06/14/2013	2,650,000	2,533,427
Federal Home Loan Mortgage Corp. - 5.57%
4.00% due 05/01/2009	80,837	79,522
4.25% due 07/15/2009	650,000	641,445
4.50% due 05/01/2024 to 10/01/2033	605,061	572,086
5.00% due 11/01/2007 to 04/01/2024	561,872	551,033
5.50% due 02/01/2023	302,604	301,771
5.75% due 04/15/2008 to 01/15/2012	3,700,000	3,763,608
6.00% due 01/01/2009 to 06/01/2022	1,122,942	1,168,311
6.25% due 07/15/2032	450,000	512,551
6.50% due 11/01/2015 to 06/01/2021	252,348	259,475
6.625% due 09/15/2009	720,000	749,161
7.00% due 02/01/2016 to 04/01/2032	236,985	246,342
7.50% due 02/01/2016 to 03/01/2032	75,441	78,851
8.00% due 02/01/2030	12,241	12,896
8.50% due 10/01/2031	42,998	46,148

		8,983,200
Federal National Mortgage
Association - 36.62%
4.00% due 11/01/2010 to 08/01/2020	1,658,187	1,573,009
4.50% due 12/01/2020 to 06/01/2034	5,154,492	4,972,968
5.00% due 07/01/2020 to 12/01/2034	12,405,095	12,091,036
5.50% due 01/01/2009 to 09/01/2036	17,938,114	17,789,386
5.763% due 04/01/2037	6,500,000	6,569,063
6.00% due 10/01/2013 to 05/01/2035	4,618,419	4,670,333
6.125% due 03/15/2012	2,300,000	2,426,723
6.25% due 05/15/2029	415,000	467,647
6.375% due 06/15/2009	800,000	824,738
6.50% due 02/01/2015 to 02/01/2036	3,643,543	3,724,658
6.625% due 09/15/2009 to 11/15/2030	2,130,000	2,268,775
7.00% due 12/01/2012 to 10/01/2032	645,817	669,805

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
7.125% due 01/15/2030	$209,000	$259,477
7.25% due 05/15/2030	450,000	567,535
7.50% due 10/01/2015 to 08/01/2031	148,018	154,737
8.00% due 08/01/2030 to 09/01/2031	59,723	63,082
8.50% due 09/01/2030	9,725	10,466

		59,103,438
Government National Mortgage
Association - 2.93%
4.50% due 05/15/2019 to 08/15/2033	184,541	176,595
5.00% due 05/15/2018 to 06/15/2034	928,196	906,435
5.50% due 11/15/2032 to 11/15/2034	1,655,623	1,648,688
6.00% due 04/15/2017 to 07/15/2034	1,010,368	1,026,080
6.50% due 01/15/2016 to 01/15/2033	571,256	587,388
7.00% due 08/15/2029 to 05/15/2032	260,321	272,289
7.50% due 08/15/2029 to 06/15/2032	77,608	81,029
8.00% due 04/15/2031	10,313	10,946
8.50% due 09/15/2030	6,893	7,407
9.00% due 01/15/2031	4,069	4,416

		4,721,273
Tennessee Valley Authority - 0.19%
6.75% due 11/01/2025	260,000	308,657
The Financing Corp. - 0.12%
8.60% due 09/26/2019	150,000	197,471

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $75,254,234)		$75,847,466

FOREIGN GOVERNMENT OBLIGATIONS - 2.20%
Canada - 0.52%
Government of Canada
5.25% due 11/05/2008	125,000	125,783
Province of Manitoba Canada, Series BU
9.625% due 12/01/2018	300,000	414,609
Province of Quebec Canada, Series NN
7.125% due 02/09/2024	150,000	176,884
7.50% due 07/15/2023	100,000	121,672

		838,948
Greece - 0.26%
Republic of Greece
6.95% due 03/04/2008	405,000	412,316
Italy - 0.33%
Republic of Italy
6.875% due 09/27/2023	460,000	527,368
Malaysia - 0.03%
Government of Malaysia
8.75% due 06/01/2009	50,000	53,597
Mexico - 0.67%
Government of Mexico
9.875% due 02/01/2010	970,000	1,088,340

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
South Korea - 0.39%
Republic of Korea
8.875% due 04/15/2008	$600,000	$622,761

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,414,217)		$3,543,330

CORPORATE BONDS - 19.54%
Aerospace - 0.41%
Boeing Company
8.75% due 09/15/2031	90,000	125,660
Northrop Grumman Corp.
7.75% due 03/01/2016	75,000	87,041
Raytheon Company
6.75% due 08/15/2007	200,000	200,856
United Technologies Corp.
6.10% due 05/15/2012	180,000	188,466
8.875% due 11/15/2019	50,000	64,866

		666,889
Agriculture - 0.27%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	385,000	433,962
Aluminum - 0.21%
Alcan Aluminum, Ltd.
6.125% due 12/15/2033	200,000	194,476
Alcoa, Inc.
5.72% due 02/23/2019	149,000	147,221

		341,697
Automobiles - 0.46%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	650,000	678,492
Toyota Motor Credit Corp.
5.50% due 12/15/2008	60,000	60,258

		738,750
Banking - 1.93%
Bank of America Corp.
5.42% due 03/15/2017	300,000	296,885
Bank One Corp.
7.875% due 08/01/2010	300,000	324,658
KFW International Finance, Inc.
3.25% due 03/30/2009	500,000	483,995
Nationsbank Corp.
7.75% due 08/15/2015	400,000	460,186
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	295,749
6.40% due 04/01/2009	150,000	154,159
SMBC International Finance NV
8.50% due 06/15/2009	100,000	106,469
US Bank NA, Series BKNT
6.375% due 08/01/2011	325,000	340,311
Wachovia Corp.
5.625% due 12/15/2008	75,000	75,680
Wells Fargo Bank NA
6.45% due 02/01/2011 (c)	550,000	575,993

		3,114,085

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting - 0.51%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	$400,000	$422,369
News America Holdings
7.70% due 10/30/2025	100,000	113,875
8.00% due 10/17/2016	250,000	289,652

		825,896
Cable and Television - 0.58%
Comcast Cable Communications
8.875% due 05/01/2017	75,000	91,696
Tele-Communications-TCI Group
7.125% due 02/15/2028	70,000	74,288
Time Warner Entertainment Company LP
8.375% due 07/15/2033	200,000	243,096
Time Warner, Inc.
7.25% due 10/15/2017	350,000	386,371
7.625% due 04/15/2031	75,000	84,287
Viacom, Inc.
7.875% due 07/30/2030	50,000	53,898

		933,636
Cellular Communications - 0.53%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	300,000	328,265
Vodafone Group PLC
7.75% due 02/15/2010	500,000	533,694

		861,959
Chemicals - 0.13%
E.I. Du Pont de Nemours & Company
6.50% due 01/15/2028	150,000	159,934
Eastman Chemical Company
7.60% due 02/01/2027	50,000	54,485

		214,419
Computers & Business Equipment - 0.44%
International Business Machines Corp.
4.25% due 09/15/2009	600,000	589,836
7.00% due 10/30/2025	100,000	113,899

		703,735
Cosmetics & Toiletries - 0.07%
Procter & Gamble Company
6.45% due 01/15/2026	100,000	108,230
Domestic Oil - 0.80%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	200,000	210,045
ChevronTexaco Capital Company
3.50% due 09/17/2007	600,000	595,544
ConocoPhillips
6.65% due 07/15/2018	50,000	54,692
Devon Financing Corp., ULC
6.875% due 09/30/2011	400,000	425,529

		1,285,810
Drugs & Health Care - 0.06%
Eli Lilly & Company
7.125% due 06/01/2025	80,000	91,749

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities - 1.58%
Alabama Power Company
5.70% due 02/15/2033	$80,000	$78,394
Alabama Power Company, Series Q
5.50% due 10/15/2017	100,000	100,793
Cincinnati Gas & Electric Company
5.70% due 09/15/2012	300,000	305,192
Constellation Energy Group, Inc.
7.00% due 04/01/2012	240,000	257,266
Dominion Resources, Inc.
8.125% due 06/15/2010	200,000	217,839
Duke Energy Corp.
5.625% due 11/30/2012	400,000	409,406
FirstEnergy Corp.
7.375% due 11/15/2031	246,000	279,472
Hydro Quebec, Series HY
8.40% due 01/15/2022	100,000	130,014
Oncor Electric Delivery Company
6.375% due 05/01/2012	400,000	416,748
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	100,000	100,654
Progress Energy, Inc.
7.10% due 03/01/2011	235,000	250,859

		2,546,637
Energy - 0.66%
MidAmerican Energy Holdings Company
8.48% due 09/15/2028	60,000	75,510
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008	200,000	207,031
Norsk Hydro ASA
7.25% due 09/23/2027	75,000	86,733
Occidental Petroleum Corp.
6.75% due 01/15/2012	265,000	284,034
Sempra Energy
6.00% due 02/01/2013	400,000	411,823

		1,065,131
Financial Services - 4.00%
American Express Company
4.875% due 07/15/2013	150,000	147,622
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	240,000	242,124
CIT Group, Inc.
6.00% due 04/01/2036	175,000	169,627
Citigroup, Inc.
5.00% due 09/15/2014	472,000	460,795
5.875% due 02/22/2033	190,000	186,151
6.625% due 01/15/2028	100,000	108,280
Countrywide Home Loans, Inc., Series MTNH
6.25% due 04/15/2009	250,000	254,593
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	400,000	420,489
FleetBoston Financial Corp.
6.70% due 07/15/2028	75,000	81,131
7.375% due 12/01/2009	100,000	105,737
General Electric Capital Corp.
6.125% due 02/22/2011	1,150,000	1,191,807

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Goldman Sachs Capital, Inc.
6.345% due 02/15/2034	$160,000	$158,054
Goldman Sachs Group, Inc.
7.35% due 10/01/2009	500,000	526,711
HSBC Finance Corp.
5.875% due 02/01/2009	280,000	283,185
8.00% due 07/15/2010	350,000	379,390
HSBC Holdings PLC
7.50% due 07/15/2009	150,000	157,283
MBNA Corp.
5.00% due 06/15/2015	250,000	241,845
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	170,000	170,193
6.875% due 11/15/2018	120,000	131,511
Morgan Stanley
6.75% due 04/15/2011	250,000	264,419
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	700,000	711,660
Washington Mutual Capital I
8.375% due 06/01/2027	60,000	62,644

		6,455,251
Food & Beverages - 0.86%
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	100,000	126,709
ConAgra Foods, Inc.
5.819% due 06/15/2017	62,000	62,416
7.875% due 09/15/2010	167,000	180,782
9.75% due 03/01/2021	13,000	16,899
General Mills, Inc.
6.00% due 02/15/2012	250,000	258,588
Kraft Foods, Inc.
5.25% due 10/01/2013	325,000	320,256
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	100,000	113,021
Sara Lee Corp.
6.25% due 09/15/2011	100,000	103,206
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	212,476

		1,394,353
Forest Products - 0.08%
Weyerhaeuser Company
7.125% due 07/15/2023	130,000	133,168
Industrial Machinery - 0.18%
Caterpillar, Inc.
5.30% due 09/15/2035 (a)	62,000	57,461
John Deere Capital Corp.
5.10% due 01/15/2013	170,000	169,181
6.00% due 02/15/2009	60,000	60,881

		287,523
Industrials - 0.03%
Hartford Financial Services Group, Inc.
6.10% due 10/01/2041	50,000	50,505

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance - 0.45%
Allstate Corp.
7.20% due 12/01/2009	$170,000	$178,724
AXA SA
8.60% due 12/15/2030	120,000	152,993
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	240,000	230,975
Torchmark Corp.
8.25% due 08/15/2009	100,000	106,281
Travelers Property Casualty Corp.
7.75% due 04/15/2026	50,000	59,087

		728,060

International Oil - 0.54%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	260,000	287,170
Talisman Energy, Inc.
6.25% due 02/01/2038	610,000	578,808

		865,978

Liquor - 0.32%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	470,000	513,206
Manufacturing - 0.28%
Honeywell International, Inc.
7.50% due 03/01/2010	75,000	79,958
Tyco International Group SA
6.00% due 11/15/2013	350,000	367,917

		447,875

Paper - 0.09%
MeadWestvaco Corp.
6.85% due 04/01/2012	100,000	104,979
Westvaco Corp.
7.10% due 11/15/2009	35,000	36,597

		141,576

Petroleum Services - 0.09%
Tosco Corp.
8.125% due 02/15/2030	110,000	139,511
Pharmaceuticals - 0.28%
Schering Plough Corp.
5.30% due 12/01/2013 (b)	250,000	254,711
Wyeth
5.50% due 03/15/2013 (b)	200,000	201,707

		456,418

Railroads & Equipment - 0.86%
Canadian National Railway Company
6.375% due 10/15/2011	300,000	313,335
CSX Corp.
7.45% due 05/01/2007	125,000	125,156
Norfolk Southern Corp.
7.35% due 05/15/2007	855,000	856,777
Union Pacific Corp.
6.625% due 02/01/2029	85,000	89,862

		1,385,130

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate - 0.44%
Simon Property Group, LP
6.375% due 11/15/2007	$700,000	$703,851
Retail - 0.34%
Federated Department Stores, Inc.
6.625% due 04/01/2011	200,000	208,546
Target Corp.
7.50% due 08/15/2010	100,000	107,459
Wal-Mart Stores, Inc.
6.75% due 10/15/2023	100,000	109,278
7.55% due 02/15/2030	110,000	132,406

		557,689
Retail Grocery - 0.10%
The Kroger Company
8.05% due 02/01/2010	150,000	160,710
Retail Trade - 0.18%
Kellogg Company, Series B
7.45% due 04/01/2031	100,000	117,318
Safeway, Inc.
5.80% due 08/15/2012	150,000	151,925
Target Corp.
6.75% due 01/01/2028	25,000	27,632

		296,875
Telecommunications Equipment &
Services - 0.87%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	546,000	676,307
France Telecom SA
8.50% due 03/01/2031 (b)	100,000	129,966
Verizon Global Funding Corp.
4.375% due 06/01/2013	370,000	351,260
7.25% due 12/01/2010	230,000	245,668

		1,403,201
Telephone - 0.85%
Ameritech Capital Funding
6.875% due 10/15/2027	60,000	61,363
BellSouth Corp.
6.875% due 10/15/2031	200,000	212,160
British Telecommunications PLC
8.125% due 12/15/2010 (b)	200,000	223,252
8.625% due 12/15/2030 (b)	130,000	178,492
GTE Corp.
6.94% due 04/15/2028	100,000	105,464
Sprint Capital Corp.
6.875% due 11/15/2028	150,000	149,383
7.625% due 01/30/2011	300,000	322,539
Telefonica Europe BV
8.25% due 09/15/2030	100,000	119,798

		1,372,451
Utility Service - 0.06%
United Utilities PLC
6.875% due 08/15/2028	100,000	105,829

TOTAL CORPORATE BONDS (Cost $31,015,936)		$31,531,745

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.93%
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR3, Class A4
4.715% due 02/11/2041	$500,000	$486,511
Chase Commercial Mortgage Securities Corp.,
Series 1997-2, Class A2
6.60% due 12/19/2029	143,486	143,716
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class A2
7.631% due 07/15/2032	300,000	321,017
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.915% due 03/15/2049 (b)	553,751	562,012
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A4
6.29% due 08/11/2033 (b)	550,000	572,388
GMAC Commercial Mortgage Securities, Inc.,
Series 1998-C1, Class A2
6.70% due 05/15/2030	544,748	549,311
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CB8, Class A4
4.404% due 01/12/2039 (b)	400,000	379,709
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class A2
7.325% due 10/15/2032	400,000	415,672
LB-UBS Commercial Mortgage Trust,
Series 2000-C5, Class A1
6.41% due 12/15/2019	340,862	342,559
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.843% due 05/12/2039 (b)	800,000	819,338
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	718,924	727,184
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	450,000	433,926
Salomon Brothers Mortgage Securities VII,
Series 2000-C1, Class A2
7.52% due 12/18/2009	300,000	314,927
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	500,000	519,613
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.215% due 01/15/2041 (b)	500,000	497,529
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.945% due 10/25/2035 (b)(c)	866,930	868,733

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,122,310)		$7,954,145

ASSET BACKED SECURITIES - 0.52%
Detroit Edison Securitization Funding, LLC,
Series 2001-1, Class A6
6.62% due 03/01/2016	250,000	272,780

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	$150,000	$155,693
MBNA Master Credit Card Trust USA,
Series 2000-L, Class A
6.50% due 04/15/2010	400,000	403,368

TOTAL ASSET BACKED SECURITIES
(Cost $861,256)		$831,841

SUPRANATIONAL OBLIGATIONS - 0.32%
Supranational - 0.32%
African Development Bank
6.875% due 10/15/2015	35,000	38,617
Asian Development Bank
5.593% due 07/16/2018	250,000	260,018
Inter-American Development Bank
8.50% due 03/15/2011 (a)	200,000	225,524

		524,159

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $521,348)		$524,159

SHORT TERM INVESTMENTS - 19.57%
State Street Navigator Securities
Lending Prime Portfolio (c)	$31,588,894	$31,588,894

TOTAL SHORT TERM INVESTMENTS
(Cost $31,588,894)		$31,588,894

REPURCHASE AGREEMENTS - 1.94%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$3,138,203 on 04/02/2007,
collateralized by $3,255,000
Federal Home Loan Mortgage
Corp., 5.40% due 03/17/2021
(valued at $3,202,106, including
interest) (c)	$3,137,000	$3,137,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,137,000)		$3,137,000

Total Investments (Bond Index Trust B)
(Cost $193,771,505) - 120.06%		$193,754,907
Liabilities in Excess of Other Assets - (20.06)%		(32,374,218)

TOTAL NET ASSETS - 100.00%		$161,380,689

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.51%
Aerospace - 3.69%
Boeing Company	229,400	$20,395,954

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
United Technologies Corp.	262,000	$17,030,000

		37,425,954
Agriculture - 1.31%
Monsanto Company	242,100	13,305,816
Apparel & Textiles - 3.88%
Coach, Inc. *	497,644	24,907,082
NIKE, Inc., Class B	136,154	14,467,724

		39,374,806
Biotechnology - 2.38%
Genentech, Inc. *	294,069	24,148,946
Broadcasting - 2.21%
News Corp., Class A	969,900	22,424,088
Cellular Communications - 1.48%
NII Holdings, Inc. * (a)	202,400	15,014,032
Computers & Business Equipment - 8.76%
Apple Computer, Inc. *	283,344	26,325,491
Cisco Systems, Inc. *	1,169,965	29,869,207
Hewlett-Packard Company	477,800	19,178,892
Research In Motion, Ltd. *	98,500	13,444,265

		88,817,855
Cosmetics & Toiletries - 3.36%
Colgate-Palmolive Company	210,700	14,072,653
Procter & Gamble Company	316,375	19,982,245

		34,054,898
Crude Petroleum & Natural Gas - 0.90%
Occidental Petroleum Corp.	184,900	9,117,419
Drugs & Health Care - 1.20%
Wyeth	243,700	12,192,311
Electronics - 0.86%
Sony Corp.	172,400	8,704,476
Energy - 0.81%
Suntech Power Holdings Company, Ltd., ADR *	237,300	8,212,953
Financial Services - 7.56%
Charles Schwab Corp.	657,569	12,026,937
Goldman Sachs Group, Inc.	96,290	19,896,403
IntercontinentalExchange, Inc. *	41,400	5,059,494
NYSE Group, Inc. * (a)	221,800	20,793,750
UBS AG	316,700	18,821,481

		76,598,065
Food & Beverages - 2.46%
PepsiCo, Inc.	391,565	24,887,872
Healthcare Products - 4.17%
Alcon, Inc.	135,481	17,859,105
Baxter International, Inc.	206,700	10,886,889
St. Jude Medical, Inc. *	360,826	13,570,666

		42,316,660
Healthcare Services - 0.98%
Wellpoint, Inc. *	122,792	9,958,431

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates - 1.99%
General Electric Company	570,512	$20,173,304
Hotels & Restaurants - 2.63%
Marriott International, Inc., Class A	318,600	15,598,656
Starbucks Corp. *	353,500	11,085,760

		26,684,416
Insurance - 2.75%
American International Group, Inc.	414,748	27,879,361
Internet Content - 5.52%
Google, Inc., Class A *	100,107	45,865,023
Yahoo!, Inc. *	322,900	10,103,541

		55,968,564
Internet Retail - 1.00%
eBay, Inc. *	305,800	10,137,270
Leisure Time - 5.37%
Electronic Arts, Inc. *	181,092	9,119,793
International Game Technology	353,000	14,254,140
Walt Disney Company	902,000	31,055,860

		54,429,793
Petroleum Services - 1.34%
Schlumberger, Ltd. (a)	138,906	9,598,405
Suncor Energy, Inc.	52,100	3,977,835

		13,576,240
Pharmaceuticals - 9.72%
Abbott Laboratories	367,800	20,523,240
Gilead Sciences, Inc. *	428,614	32,788,971
Novartis AG, SADR	298,924	16,330,218
Roche Holdings, Ltd., SADR	327,689	28,855,310

		98,497,739
Retail Grocery - 0.42%
Whole Foods Market, Inc.	94,700	4,247,295
Retail Trade - 7.43%
Best Buy Company, Inc.	207,400	10,104,528
Federated Department Stores, Inc.	352,410	15,876,070
J.C. Penney Company, Inc.	123,600	10,154,976
Kohl's Corp. *	141,600	10,847,976
Lowe's Companies, Inc.	450,600	14,189,394
Target Corp.	238,207	14,116,147

		75,289,091
Semiconductors - 2.78%
Broadcom Corp., Class A *	445,450	14,285,582
Marvell Technology Group, Ltd. *	828,650	13,929,606

		28,215,188
Software - 7.10%
Adobe Systems, Inc. *	766,385	31,958,254
Infosys Technologies, Ltd., ADR (a)	187,900	9,441,975
Microsoft Corp.	909,069	25,335,753
SAP AG, SADR	117,412	5,242,446

		71,978,428

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 3.17%
QUALCOMM, Inc.	754,200	$32,174,172
Travel Services - 1.28%
American Express Company	229,326	12,933,987

TOTAL COMMON STOCKS (Cost $910,462,309)		$998,739,430

SHORT TERM INVESTMENTS - 4.13%
State Street Navigator Securities
Lending Prime Portfolio (c)	$41,888,652	$41,888,652

TOTAL SHORT TERM INVESTMENTS
(Cost $41,888,652)		$41,888,652

REPURCHASE AGREEMENTS - 1.48%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$15,076,777 on 04/2/2007,
collateralized by $15,755,000 U.S.
Treasury Bill, zero coupon due
09/27/2007 (valued at
$15,376,880, including interest) (c)	$15,071,000	$15,071,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,071,000)		$15,071,000

Total Investments (Capital Appreciation Trust)
(Cost $967,421,961) - 104.12%		$1,055,699,082
Liabilities in Excess of Other Assets - (4.12)%		(41,822,276)

TOTAL NET ASSETS - 100.00%		$1,013,876,806

Classic Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.16%
Auto Parts - 6.82%
AutoZone, Inc. *	11,741	$1,504,492
Johnson Controls, Inc.	12,900	1,220,598
Magna International, Inc., Class A	31,350	2,354,698

		5,079,788
Banking - 4.99%
Bank of America Corp.	34,775	1,774,220
Comerica, Inc.	32,800	1,939,136

		3,713,356
Business Services - 4.40%
Affiliated Computer Services, Inc., Class A *	23,875	1,405,760
Computer Sciences Corp. * (a)	35,875	1,870,164

		3,275,924
Cosmetics & Toiletries - 1.00%
Kimberly-Clark Corp.	10,875	744,829

Classic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities - 1.61%
Wisconsin Energy Corp.	24,700	$1,198,444
Energy - 2.06%
Sempra Energy Corp.	25,200	1,537,452
Financial Services - 21.67%
Citigroup, Inc.	57,800	2,967,452
Federal Home Loan Mortgage Corp.	58,925	3,505,448
Federal National Mortgage Association	66,825	3,647,308
Fidelity National Financial, Inc., Class A	21,242	510,020
Fidelity National Information Services, Inc.	10,895	495,287
JP Morgan Chase & Company	40,675	1,967,857
Morgan Stanley	17,525	1,380,269
Washington Mutual, Inc.	41,150	1,661,637

		16,135,278
Food & Beverages - 0.97%
Sara Lee Corp.	42,775	723,753
Healthcare Products - 1.88%
Johnson & Johnson	23,275	1,402,552
Household Appliances - 3.10%
Whirlpool Corp. (a)	27,175	2,307,429
Insurance - 16.81%
Allstate Corp.	45,775	2,749,246
Aon Corp.	42,700	1,620,892
MetLife, Inc.	36,225	2,287,609
Torchmark Corp.	36,700	2,407,153
XL Capital, Ltd., Class A (a)	49,350	3,452,526

		12,517,426
International Oil - 2.31%
BP PLC, SADR	26,600	1,722,350
Manufacturing - 2.17%
Tyco International, Ltd.	51,125	1,612,994
Pharmaceuticals - 9.77%
AmerisourceBergen Corp.	40,175	2,119,231
Bristol-Myers Squibb Company	94,075	2,611,522
Pfizer, Inc.	100,850	2,547,471

		7,278,224
Railroads & Equipment - 2.33%
Union Pacific Corp.	17,075	1,733,966
Retail Trade - 7.10%
Home Depot, Inc.	40,600	1,491,644
The TJX Companies, Inc.	27,025	728,594
Wal-Mart Stores, Inc.	65,350	3,068,183

		5,288,421
Software - 6.51%
CA, Inc.	90,200	2,337,082
Microsoft Corp.	61,900	1,725,153
Oracle Corp. *	43,175	782,763

		4,844,998

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Classic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 3.66%
Alcatel SA, SADR	230,432	$2,723,706

TOTAL COMMON STOCKS (Cost $67,793,485)		$73,840,890

SHORT TERM INVESTMENTS - 4.27%
State Street Navigator Securities
Lending Prime Portfolio (c)	$3,178,166	$3,178,166

TOTAL SHORT TERM INVESTMENTS
(Cost $3,178,166)		$3,178,166

REPURCHASE AGREEMENTS - 0.67%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$497,191 on 4/02/2007,
collateralized by $520,000 U.S.
Treasury Bill, zero coupon due
09/27/2007 (valued at $507,520) (c)	$497,000	$497,000

TOTAL REPURCHASE AGREEMENTS
(Cost $497,000)		$497,000

Total Investments (Classic Value Trust)
(Cost $71,468,651) - 104.10%		$77,516,056
Liabilities in Excess of Other Assets - (4.10)%		(3,054,903)

TOTAL NET ASSETS - 100.00%		$74,461,153

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 12.42%
U.S. Treasury Bonds - 5.17%
6.625% due 02/15/2027	$753,000	$913,365
4.50% due 02/15/2036 (a)	3,023,000	2,850,121
5.375% due 02/15/2031 (a)	391,000	416,843
6.25% due 08/15/2023	4,294,000	4,929,714
6.25% due 05/15/2030 (a)	1,642,000	1,945,386
8.875% due 02/15/2019 (a)	965,000	1,318,582

		12,374,011
U.S. Treasury Notes - 7.25%
4.50% due 11/15/2015	822,000	813,620
4.50% due 11/30/2011 (a)	1,960,000	1,956,860
4.625% due 09/30/2008 to 02/15/2017 (a)	11,192,000	11,190,506
4.75% due 12/31/2008 to 02/28/2009	601,000	602,328
4.75% due 02/15/2010 (a)	281,000	282,603
4.875% due 05/31/2008 to 08/15/2009 (a)	2,098,000	2,104,720
5.125% due 05/15/2016	375,000	387,729

		17,338,366

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,840,602)		$29,712,377

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.83%
Federal Home Loan Mortgage Corp. - 11.09%
3.57% due 06/15/2029	$680,617	$663,386
3.90% due 01/15/2023	925,322	901,076
4.00% due 03/01/2019 to 10/01/2021	3,550,113	3,353,177
4.50% due 10/01/2020 to 11/15/2025	2,734,566	2,666,052
4.992% due 05/01/2035	119,469	118,246
5.095% due 02/01/2036	659,981	654,049
5.50% due 01/01/2017 to 03/01/2037	7,167,035	7,155,940
5.601% due 05/01/2036	1,951,746	1,965,990
5.91% due 01/01/2037	612,586	617,878
6.00% TBA **	6,393,000	6,496,886
6.009% due 04/01/2037	801,000	807,409
6.171% due 07/01/2036	1,116,912	1,125,917

		26,526,006
Federal National Mortgage
Association - 22.06%
4.00% due 09/01/2018 to 05/01/2021	6,293,243	5,946,470
4.50% due 03/01/2019 to 04/01/2019	1,048,079	1,016,038
4.868% due 09/01/2035	190,409	188,104
5.00% due 07/01/2033 to 11/01/2034	7,681,346	7,440,907
5.068% due 07/01/2035	368,738	367,116
5.082% due 10/01/2036	563,499	560,895
5.188% due 11/01/2036	205,505	203,602
5.298% due 04/01/2036	305,239	305,602
5.50% due 02/01/2017 to 03/01/2037	33,041,727	32,833,309
5.50% TBA **	38,000	37,596
5.662% due 06/01/2036	262,546	264,386
5.67% due 03/01/2009	398,571	401,414
5.74% due 04/01/2036	364,457	367,104
5.931% due 09/01/2036 to 11/01/2036	2,237,350	2,262,555
6.44% due 06/01/2036	555,705	565,285

		52,760,383
Government National Mortgage
Association - 7.68%
5.00% due 09/15/2033	1,516,308	1,477,874
5.50% due 10/20/2034	923,591	918,039
6.00% due 07/15/2034 to 07/20/2035	7,594,605	7,701,932
6.00% TBA **	5,409,000	5,475,728
6.50% TBA **	2,740,000	2,806,145

		18,379,718

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $97,598,675)		$97,666,107

FOREIGN GOVERNMENT OBLIGATIONS - 0.96%
Canada - 0.20%
Province of Quebec Canada
5.125% due 11/14/2016	485,000	484,062
Chile - 0.07%
Republic of Chile
7.125% due 01/11/2012	155,000	167,772
Israel - 0.17%
Government of Israel
5.50% due 11/09/2016	400,000	400,568

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Italy - 0.10%
Republic of Italy
5.375% due 06/15/2033	$235,000	$229,939
Mexico - 0.26%
Government of Mexico
5.625% due 01/15/2017	80,000	80,640
5.875% due 01/15/2014	201,000	207,030
6.75% due 09/27/2034	315,000	343,507

		631,177
Russia - 0.16%
Russian Federation
5.00% due 03/31/2030	345,000	391,575

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,290,125)		$2,305,093

CORPORATE BONDS - 18.68%
Automobiles - 0.80%
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013	695,000	731,952
DaimlerChrysler N.A. Holding Corp., Series MTN
5.69% due 03/13/2009 (b)	785,000	784,955
5.75% due 09/08/2011	380,000	386,054

		1,902,961
Banking - 1.52%
BAC Capital Trust XI
6.625% due 05/23/2036	210,000	222,209
Bank of America Corp.
4.25% due 10/01/2010	200,000	195,131
5.375% due 06/15/2014	245,000	245,037
PNC Funding Corp.
5.25% due 11/15/2015	381,000	376,308
5.625% due 02/01/2017	185,000	186,328
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)	355,000	353,265
Royal Bank of Scotland Group PLC
5.00% due 10/01/2014	330,000	322,240
Wachovia Corp.
4.875% due 02/15/2014	330,000	319,913
5.30% due 10/15/2011	645,000	648,713
Washington Mutual Bank
5.65% due 08/15/2014	515,000	512,240
Zions Bancorporation
5.50% due 11/16/2015	255,000	250,670

		3,632,054
Cable and Television - 0.69%
Comcast Corp.
5.65% due 06/15/2035	324,000	293,554
5.90% due 03/15/2016	150,000	152,600
Cox Communications, Inc.
5.875% due 12/01/2016	245,000	246,862
7.125% due 10/01/2012	210,000	226,397
News America, Inc.
6.40% due 12/15/2035	475,000	472,471

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Time Warner Entertainment Company LP
8.375% due 07/15/2033	$204,000	$247,958

		1,639,842
Cellular Communications - 0.50%
America Movil SA de CV
6.375% due 03/01/2035	160,000	157,610
AT&T Broadband Corp.
8.375% due 03/15/2013	743,000	849,671
Vodafone Group PLC
6.15% due 02/27/2037	190,000	183,422

		1,190,703
Crude Petroleum & Natural Gas - 0.72%
Canadian Natural Resources, Ltd.
6.50% due 02/15/2037	125,000	126,793
ConocoPhillips Canada Funding Company
5.625% due 10/15/2016	580,000	589,610
Husky Oil Company, Ltd.
7.55% due 11/15/2016	220,000	247,185
Petrobras International Finance Company
6.125% due 10/06/2016	235,000	239,700
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027	355,000	359,576
Southern Natural Gas Company
5.90% due 04/01/2017	160,000	159,999

		1,722,863
Domestic Oil - 0.15%
Devon Financing Corp., ULC
6.875% due 09/30/2011	330,000	351,061
Drugs & Health Care - 0.55%
Wyeth
5.95% due 04/01/2037	155,000	152,772
6.70% due 03/15/2011	1,100,000	1,169,499

		1,322,271
Electrical Utilities - 1.78%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012	210,000	229,950
DPL, Inc.
6.875% due 09/01/2011	695,000	737,795
FirstEnergy Corp.
6.45% due 11/15/2011	350,000	366,857
7.375% due 11/15/2031	240,000	272,656
Indiana Michigan Power Company
6.05% due 03/15/2037	220,000	216,671
Kansas Gas & Electric
5.647% due 03/29/2021	381,000	374,607
Midamerican Energy Holdings Company
6.125% due 04/01/2036	235,000	234,492
Nevada Power Company, Series A
8.25% due 06/01/2011	560,000	615,788
Nevada Power Company, Series M
5.95% due 03/15/2016	355,000	359,156
Progress Energy, Inc.
6.85% due 04/15/2012	415,000	444,979

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Public Service Company of Colorado
7.875% due 10/01/2012	$363,000	$408,705

		4,261,656
Financial Services - 5.88%
American Express Travel Related Services
Company, Inc.
5.25% due 11/21/2011	375,000	377,292
BHP Billiton Finance, Ltd.
5.125% due 03/29/2012	710,000	707,630
Capital One Bank
4.875% due 05/15/2008	330,000	328,767
Capital One Financial Corp.
6.15% due 09/01/2016	250,000	253,573
CIT Group, Inc.
5.85% due 09/15/2016	295,000	297,595
Citigroup, Inc.
3.625% due 02/09/2009	850,000	829,532
5.10% due 09/29/2011	320,000	319,867
5.50% due 02/15/2017	560,000	557,077
Credit Suisse USA, Inc.
5.50% due 08/16/2011	585,000	593,737
General Electric Capital Corp.
6.75% due 03/15/2032	165,000	186,950
General Electric Capital Corp., MTN
5.375% due 10/20/2016	225,000	225,539
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	514,000	498,235
6.00% due 06/15/2012	687,000	713,816
Goldman Sachs Group, Inc.
5.95% due 01/15/2027	160,000	155,252
International Lease Finance Corp., Series MTN
5.40% due 02/15/2012	415,000	420,271
5.45% due 03/24/2011	520,000	526,555
5.58% due 05/24/2010 (b)	245,000	246,020
JP Morgan Chase & Company
5.125% due 09/15/2014	195,000	191,947
5.60% due 06/01/2011	610,000	620,300
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036	480,000	500,278
Lazard Group, LLC
7.125% due 05/15/2015	780,000	822,342
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 05/17/2013	495,000	505,703
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016	255,000	260,309
6.11% due 01/29/2037	140,000	135,725
Morgan Stanley
5.30% due 03/01/2013	355,000	354,555
5.375% due 10/15/2015	185,000	182,036
Residential Capital Corp.
6.125% due 11/21/2008	785,000	784,599
6.50% due 04/17/2013	160,000	158,481
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)	320,000	338,005

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Shell International Finance BV
5.20% due 03/22/2017	$645,000	$640,042
SMFG Preferred Capital
6.078% due 01/29/2049 (b)	550,000	551,067
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	602,000	586,180
Washington Mutual, Inc.
4.00% due 01/15/2009	193,000	188,955

		14,058,232

Food & Beverages - 0.21%
Kraft Foods, Inc.
5.25% due 10/01/2013	260,000	256,205
5.625% due 11/01/2011	247,000	250,012

		506,217

Gas & Pipeline Utilities - 0.26%
El Paso Natural Gas
5.95% due 04/15/2017	145,000	145,539
Plains All American Pipeline LP
6.125% due 01/15/2017	320,000	326,384
6.65% due 01/15/2037	160,000	162,658

		634,581

Healthcare Services - 0.13%
Coventry Health Care, Inc.
5.95% due 03/15/2017	315,000	313,308
Holdings Companies/Conglomerates - 0.38%
Hutchison Whampoa International, Ltd.
6.25% due 01/24/2014	875,000	913,264
Insurance - 0.82%
Ace INA Holdings, Inc.
6.70% due 05/15/2036 (a)	155,000	164,502
American International Group, Inc.
4.70% due 10/01/2010	332,000	327,683
5.60% due 10/18/2016	155,000	157,631
Cigna Corp.
6.15% due 11/15/2036	310,000	307,205
Hartford Financial Services Group, Inc.
5.50% due 10/15/2016	400,000	400,358
Liberty Mutual Group, Inc.
7.50% due 08/15/2036	281,000	300,211
Prudential Financial Inc., Series MTN
5.70% due 12/14/2036	325,000	311,093

		1,968,683

International Oil - 0.08%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	190,000	189,960
Investment Companies - 0.37%
Allied Capital Corp.
6.625% due 07/15/2011	870,000	885,764
Manufacturing - 0.44%
Honeywell International, Inc.
5.70% due 03/15/2037	190,000	184,309
Tyco International Group SA
6.375% due 10/15/2011	461,000	487,170

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Manufacturing (continued)
Tyco International Group SA (continued)
6.875% due 01/15/2029	$320,000	$377,695

		1,049,174
Mining - 0.24%
Vale Overseas, Ltd.
6.25% due 01/23/2017	455,000	463,626
6.875% due 11/21/2036	110,000	113,595

		577,221
Pharmaceuticals - 0.36%
Abbott Laboratories
5.875% due 05/15/2016	395,000	408,626
Eli Lilly & Company
5.50% due 03/15/2027	320,000	308,315
Teva Pharmaceutical Finance LLC
6.15% due 02/01/2036	160,000	154,322

		871,263
Real Estate - 0.71%
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	159,000	158,917
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	460,000	456,883
ProLogis, REIT
5.25% due 11/15/2010	115,000	115,360
5.50% due 04/01/2012	330,000	333,412
Simon Property Group LP, REIT
5.60% due 09/01/2011	265,000	269,114
Westfield Group
5.40% due 10/01/2012	365,000	366,683

		1,700,369
Telecommunications Equipment &
Services - 1.17%
Corning, Inc.
7.25% due 08/15/2036	130,000	137,037
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	320,000	396,371
France Telecom SA
8.50% due 03/01/2031 (b)	255,000	331,414
SBC Communications, Inc.
5.10% due 09/15/2014	705,000	688,774
5.625% due 06/15/2016	320,000	320,995
6.15% due 09/15/2034	460,000	452,734
Verizon Communications, Inc.
5.50% due 04/01/2017	320,000	317,574
6.25% due 04/01/2037	160,000	158,480

		2,803,379
Telephone - 0.81%
AT&T, Inc.
6.80% due 05/15/2036	165,000	175,905
BellSouth Corp.
6.00% due 11/15/2034	140,000	134,861
Sprint Capital Corp.
6.125% due 11/15/2008	379,000	383,819
8.75% due 03/15/2032	140,000	165,133

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Sprint Nextel Corp.
6.00% due 12/01/2016	$155,000	$152,536
Telefonica Emisones SAU
5.984% due 06/20/2011	735,000	753,433
6.421% due 06/20/2016	155,000	161,777

		1,927,464

Transportation - 0.11%
Canadian National Railway Company
6.20% due 06/01/2036	260,000	265,971

TOTAL CORPORATE BONDS (Cost $44,606,719)		$44,688,261

COLLATERALIZED MORTGAGE
OBLIGATIONS - 27.61%
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	136,000	142,379
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	316,000	307,648
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	574,000	557,746
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	77,000	74,016
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933% due 07/10/2045	79,000	76,887
Banc of America Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.115% due 10/10/2045 (b)	84,000	82,737
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.3534% due 09/10/2047 (b)	589,000	586,342
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	169,000	175,203
Banc of America Commercial Mortgage, Inc.,
Series 2007-1, Class AAB
5.45% due 12/15/2015	494,000	496,578
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016	300,000	299,206
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	87,000	84,629
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T18, Class A4
4.933% due 02/13/2042 (b)	316,000	308,553
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW11, Class A4
5.6246% due 03/11/2039 (b)	145,000	146,935
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-PW15, Class A3
5.309% due 02/11/2044	361,000	361,553

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class C
5.3564% due 04/15/2040 (b)	$210,000	$210,939
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431% due 10/15/2049	374,000	374,932
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048	245,000	249,067
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class E
7.2243% due 05/15/2032 (b)	579,000	593,967
Commercial Mortgage Pass Through Certificates,
Series 2000-C1, Class C
7.706% due 08/15/2033	66,000	70,814
Commercial Mortgage Pass Through Certificates,
Series 2004-LB3A, Class B
5.4396% due 07/10/2037 (b)	315,000	314,981
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
5.39% due 07/25/2036 (b)	713,243	713,089
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	638,000	637,405
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	208,000	206,880
CS First Boston Mortgage Securities Corp.,
Series 2004-C5, Class A4
4.829% due 11/15/2037	445,000	431,749
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AAB
4.815% due 02/15/2038	158,000	155,224
Federal Home Loan Mortgage Corp.,
Series 1994-1663, Class ZB
6.75% due 01/15/2024	212,740	218,465
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	420,190	412,988
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	331,000	323,831
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class MT
3.50% due 01/15/2022	471,972	467,405
Federal Home Loan Mortgage Corp.,
Series 2003-2632, Class NE
4.00% due 06/15/2013	1,023,815	996,736
Federal Home Loan Mortgage Corp.,
Series 2004-2841, Class BD
4.00% due 04/15/2018	25,138	24,476
Federal Home Loan Mortgage Corp.,
Series 2005-2975, Class EA
5.00% due 05/15/2018	256,684	255,641
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	457,000	440,883

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2005-3020, Class MA
5.50% due 04/15/2027	$598,454	$599,978
Federal Home Loan Mortgage Corp.,
Series 2006-3135, Class JA
6.00% due 09/15/2027	740,910	748,844
Federal Home Loan Mortgage Corp.,
Series 2006-3149, Class PB
6.00% due 08/15/2029	1,523,000	1,547,081
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class LA
6.00% due 11/15/2027	761,371	769,034
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class PA
6.00% due 03/15/2026	851,463	859,976
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NA
6.00% due 02/15/2027	2,383,439	2,410,752
Federal Home Loan Mortgage Corp.,
Series 2006-3167, Class QA
6.00% due 10/15/2026	2,260,837	2,281,326
Federal Home Loan Mortgage Corp.,
Series 2006-3171, Class NE
6.00% due 05/15/2027	379,511	383,630
Federal Home Loan Mortgage Corp.,
Series 2006-3172, Class PA
6.00% due 04/15/2027	983,676	992,337
Federal Home Loan Mortgage Corp.,
Series 2006-3173, Class PH
6.00% due 09/15/2027	700,191	708,319
Federal Home Loan Mortgage Corp.,
Series 2006-3176, Class HA
6.00% due 02/15/2028	1,148,059	1,162,160
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MA
6.00% due 10/15/2026	441,366	446,222
Federal Home Loan Mortgage Corp.,
Series 2006-3179, Class PD
5.75% due 12/15/2018	1,289,000	1,297,071
Federal Home Loan Mortgage Corp.,
Series 2006-3192, Class GA
6.00% due 03/15/2027	605,680	612,404
Federal Home Loan Mortgage Corp.,
Series 2006-3211, Class PA
5.50% due 11/15/2029	1,081,667	1,086,506
Federal Home Loan Mortgage Corp.,
Series 2006-3215, Class QA
6.00% due 06/15/2027	683,104	690,478
Federal Home Loan Mortgage Corp.,
Series 2006-3216, Class NA
6.00% due 05/15/2028	513,662	519,951
Federal Home Loan Mortgage Corp.,
Series 2006-3217, Class PY
6.00% due 07/15/2029	1,397,053	1,410,237
Federal Home Loan Mortgage Corp.,
Series 2007-3262, Class PA
5.50% due 05/15/2029	591,152	594,699

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2007-3279, Class PA
5.50% due 02/15/2023	$1,409,000	$1,415,012
Federal Home Loan Mortgage Corp.,
Series 2007-3291, Class BY
4.50% due 03/15/2022	577,000	539,675
Federal National Mortgage Association,
Series 1993-20, Class ZQ
7.00% due 05/25/2023	202,093	210,285
Federal National Mortgage Association,
Series 1993-39, Class ZQ
6.50% due 12/25/2023	229,719	237,723
Federal National Mortgage Association,
Series 1993-41, Class Z
7.00% due 12/25/2023	296,063	308,734
Federal National Mortgage Association,
Series 2001-T11, Class B
5.503% due 09/25/2011	400,000	409,595
Federal National Mortgage Association,
Series 2002-T11, Class A
4.768% due 04/25/2012	44,143	43,898
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	230,176	225,250
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	287,000	283,046
Federal National Mortgage Association,
Series 2003-33, Class CH
4.00% due 07/25/2017	531,587	517,340
Federal National Mortgage Association,
Series 2003-34, Class QJ
4.50% due 01/25/2016	531,801	524,609
Federal National Mortgage Association,
Series 2003-56, Class AD
4.50% due 01/25/2027	483,903	475,917
Federal National Mortgage Association,
Series 2003-T1, Class A
3.807% due 11/25/2012	134,584	130,203
Federal National Mortgage Association,
Series 2004-19, Class AY
4.00% due 04/25/2019	604,000	545,956
Federal National Mortgage Association,
Series 2004-80, Class XE
5.00% due 10/25/2034	930,000	890,832
Federal National Mortgage Association,
Series 2005-38, Class CD
5.00% due 06/25/2019	347,137	345,390
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014	818,616	812,428
Federal National Mortgage Association,
Series 2005-69, Class JM
4.50% due 08/25/2025	611,000	568,490
Federal National Mortgage Association,
Series 2005-77, Class BX
4.50% due 07/25/2028	202,462	199,870

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2006-112, Class QA
5.50% due 03/25/2033	$1,329,638	$1,335,432
Federal National Mortgage Association,
Series 2006-18, Class PA
5.50% due 01/25/2026	451,317	451,706
Federal National Mortgage Association,
Series 2006-26, Class QA
5.50% due 06/25/2026	955,123	956,632
Federal National Mortgage Association,
Series 2006-29, Class PA
5.50% due 08/25/2026	1,364,523	1,365,043
Federal National Mortgage Association,
Series 2006-31, Class PA
5.50% due 11/25/2026	453,000	453,857
Federal National Mortgage Association,
Series 2006-41, Class MA
5.50% due 04/25/2024	530,000	529,881
Federal National Mortgage Association,
Series 2006-53, Class PA
5.50% due 12/25/2026	144,000	144,321
Federal National Mortgage Association,
Series 2006-55, Class PA
6.00% due 05/25/2026	360,963	363,907
Federal National Mortgage Association,
Series 2006-64, Class PA
5.50% due 02/25/2030	284,482	285,342
Federal National Mortgage Association,
Series 2006-80, Class PB
6.00% due 10/25/2027	939,845	947,096
Federal National Mortgage Association,
Series 2006-80, Class PD
6.00% due 07/25/2030	360,000	364,853
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	177,000	185,925
GE Capital Commercial Mortgage Corp.,
Series 2004-C3, Class A4
5.189% due 07/10/2039 (b)	669,000	664,716
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc., Series 2004-C1,
Class A1
3.118% due 03/10/2038	201,128	196,846
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	110,667	108,450
Government National Mortgage Association,
Series 2006-33, Class NA
5.00% due 01/20/2036	508,000	487,441
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	170,653	166,983
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 01/10/2017	1,080,000	1,090,163

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II,
Series 1998-C1, Class B
6.97% due 10/18/2030	$401,000	$409,150
GS Mortgage Securities Corp. II,
Series 1998-GLII, Class A2
6.562% due 04/13/2031	856,000	862,857
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6
5.396% due 08/10/2038 (b)	143,000	143,723
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class AJ
5.622% due 11/10/2039	390,000	395,303
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C2, Class A2
5.05% due 12/12/2034	710,000	704,582
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	150,000	149,728
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	759,228	744,534
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class ASB
5.201% due 08/12/2037 (b)	232,000	231,885
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB13, Class AM
5.513% due 01/12/2043 (b)	157,000	157,261
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2007-CB18, Class A3
5.447% due 06/12/2047	318,000	319,838
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2007-LDPX, Class A3
5.42% due 05/15/2049	1,346,000	1,352,672
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class A1
7.105% due 10/15/2032	8,008	8,008
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A4
5.124% due 11/15/2032 (b)	214,000	212,690
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455% due 02/15/2040	627,000	628,159
Merrill Lynch Mortgage Trust, Series 2004-BPC1,
Class A5
4.855% due 10/12/2041 (b)	483,000	469,860
Merrill Lynch Mortgage Trust, Series 2004-MKB1,
Class B
5.28% due 02/12/2042 (b)	125,000	124,045
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-4, Class ASB
5.133% due 12/12/2049 (b)	918,000	908,866
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	501,000	496,288
Morgan Stanley Capital I, Series 2004-HQ3, Class D
4.90% due 01/13/2041	100,000	97,336
Morgan Stanley Capital I, Series 2004-T13, Class B
4.76% due 09/13/2045 (b)	157,000	151,576

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	$481,000	$476,652
Morgan Stanley Capital I,
Series 2006-HQ9, Class A4
5.731% due 07/12/2044 (b)	711,000	728,299
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4
5.364% due 03/15/2044	449,000	448,005
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
5.43% due 02/25/2047 (b)	197,000	197,000
Vendee Mortgage Trust, Series 1994-1, Class 2ZB
6.50% due 02/15/2024	844,734	875,820
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	337,000	353,130
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	277,000	274,056
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	232,000	230,477
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	174,000	170,535
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A4
5.012% due 12/15/2035	806,000	794,127
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class B
5.109% due 12/15/2035	79,000	78,219
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	478,000	463,193
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class B
5.306% due 01/15/2041	413,000	411,957
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class B
4.892% due 10/15/2041	217,000	209,878
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	488,000	475,390
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699% due 05/15/2044	185,000	177,121
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.201% due 10/15/2044 (b)	236,000	235,249
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.226% due 12/15/2044 (b)	1,074,000	1,073,883
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	534,000	554,414

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A3
5.246% due 12/15/2043	$315,000	$315,288
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A5
5.342% due 12/15/2048	225,000	224,007

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $66,000,886)		$66,038,797

ASSET BACKED SECURITIES - 7.49%
American Express Credit Account Master Trust,
Series 2003-1, Class A
5.43% due 09/15/2010 (b)	2,092,000	2,094,360
AmeriCredit Automobile Receivables Trust,
Series 2003-DM, Class A4
2.84% due 08/06/2010	239,552	237,853
California Infrastructure PG&E-1, Series 1997-1,
Class A8
6.48% due 12/26/2009	68,304	68,717
California Infrastructure SCE-1, Series 1997-1,
Class A7
6.42% due 12/26/2009	283,652	284,985
Capital Auto Receivables Asset Trust,
Series 2006-1, Class A3
5.03% due 10/15/2009	249,000	248,450
Capital One Auto Finance Trust, Series 2006-A,
Class A4
5.33% due 12/15/2012 (b)	233,000	233,101
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	230,000	225,535
Capital One Prime Auto Receivables Trust,
Series 2006-1, Class A3
5.04% due 09/15/2010	522,000	521,212
Carmax Auto Owner Trust, Series 2006-2, Class A3
5.15% due 02/15/2011	574,000	574,758
Carmax Auto Owner Trust, Series 2007-1, Class A2
5.30% due 03/15/2010	243,000	243,247
Carrington Mortgage Loan Trust, Series 2006-NC5,
Class A2
5.43% due 01/25/2037 (b)	448,585	448,211
Chase Issuance Trust, Series 2004-A9, Class A9
3.22% due 06/15/2010	434,000	429,389
Citibank Credit Card Issuance Trust,
Series 2004-A4, Class A4
3.20% due 08/24/2009	509,000	504,799
Citibank Credit Card Issuance Trust,
Series 2006-A4, Class A4
5.45% due 05/10/2013	1,198,000	1,219,133
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	280,000	280,609
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	306,000	306,574

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
5.36% due 12/25/2036 (b)	$458,367	$458,237
CNH Equipment Trust, Series 2004-A, Class A4A
5.43% due 09/15/2011 (b)	475,000	475,360
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A4
5.66% due 12/30/2010 (b)	162,000	162,757
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A5
6.21% due 12/30/2011	189,000	195,167
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	516,000	514,695
Countrywide Asset-Backed Certificates,
Series 2007-3, Class 2A1
5.42% due 02/25/2037 (b)	225,000	225,000
Daimler Chrysler Auto Trust, Series
2006-D, Class A4
4.94% due 02/08/2012	302,000	301,488
DaimlerChrysler Master Owner Trust,
Series 2005-A, Class A
5.37% due 04/15/2010 (b)	468,000	468,142
Discover Card Master Trust I, Series 2001-1,
Class A
5.54% due 01/15/2008 (b)	253,000	253,478
Discover Card Master Trust I, Series 2003-1,
Class A3
5.46% due 04/16/2010 (b)	137,000	137,119
Ford Credit Auto Owner Trust,
Series 2005-A, Class A3
3.48% due 11/15/2008	205,524	204,495
Ford Credit Auto Owner Trust,
Series 2005-B, Class A3
4.17% due 01/15/2009	156,280	155,646
Ford Credit Auto Owner Trust,
Series 2005-B, Class A4
4.38% due 01/15/2010	221,000	219,033
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010	290,000	289,592
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class A2
5.29% due 01/15/2011	246,000	246,216
Honda Auto Receivables Owner Trust,
Series 2004-2, Class A3
3.30% due 06/16/2008	148,991	148,491
Hyundai Auto Receivables Trust,
Series 2005-A, Class A4
4.18% due 02/15/2012	350,000	343,922
M.A.S.Transactions Asset Backed Securities Trust,
Series 2004-OPT2, Class A2
5.67% due 09/25/2034 (b)	19,424	19,449
M.A.S.Transactions Asset Backed Securities Trust,
Series 2005-AB1, Class A1B
5.143% due 11/25/2035 (b)	95,140	94,679

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
M.A.S.Transactions Asset Backed Securities Trust,
Series 2007-WMC1, Class A2
5.37% due 03/25/2037 (b)	$307,508	$307,451
MBNA Credit Card Master Note Trust, Series
2003-A7, Class A7
2.65% due 11/15/2010	371,000	360,429
Merrill Lynch Mortgage Investors Inc.,
Series 2004-WMC5, Class A1A
5.61% due 07/25/2035 (b)	283,682	283,844
Morgan Stanley ABS Capital I,
Series 2006-WMC1, Class A2A
5.39% due 12/25/2035 (b)	84,993	85,006
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
5.36% due 01/25/2037 (b)	227,492	227,350
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
5.37% due 12/25/2036 (b)	227,922	227,904
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.16% due 02/15/2010	145,000	144,920
Northstar Education Finance, Inc.,
Series 2005-1, Class A5
3.98% due 10/28/2045	195,000	193,775
Ownit Mortgage Loan Asset-Backed Certificates,
Series 2006-1, Class AF1
5.424% due 12/25/2036	113,348	112,786
PSE&G Transition Funding LLC,
Series 2001-1, Class A4
5.654% due 06/15/2011 (b)	104,731	105,003
Residential Asset Mortgage Products, Inc.,
Series 2003-RS7, Class AI6
5.34% due 08/25/2033	189,158	187,533
Structured Asset Investment Loan Trust, Series
2005-3, Class A3
5.49% due 04/25/2035 (b)	125,384	125,418
Triad Auto Receivables Owner Trust,
Series 2003-B, Class A4
3.20% due 12/13/2010	85,192	83,871
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	247,000	247,666
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	150,000	151,728
USAA Auto Owner Trust, Series 2004-3, Class A3
3.16% due 02/17/2009	60,101	59,821
USAA Auto Owner Trust, Series 2005-1, Class A3
3.90% due 07/15/2009	46,127	45,853
USAA Auto Owner Trust, Series 2005-3, Class A2
4.52% due 06/16/2008	19,862	19,852
USAA Auto Owner Trust, Series 2006-3, Class A4
5.36% due 06/15/2012	236,000	237,954
Volkswagen Auto Lease Trust,
Series 2006-A, Class A2
5.55% due 11/20/2008	290,000	290,518

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Wachovia Auto Owner Trust,
Series 2004-A, Class A4
3.66% due 07/20/2010	$560,000	$556,408
Wachovia Auto Owner Trust,
Series 2005-B, Class A2
4.82% due 02/20/2009	90,032	89,953
WFS Financial Owner Trust,
Series 2003-3, Class A4
3.25% due 05/20/2011	417,771	414,476
WFS Financial Owner Trust,
Series 2003-4, Class A4
3.15% due 05/20/2011	45,370	44,909
WFS Financial Owner Trust,
Series 2004-1, Class A4
2.81% due 08/22/2011	405,976	400,618
WFS Financial Owner Trust,
Series 2005-3, Class A3A
4.25% due 06/17/2010	78,618	78,225

TOTAL ASSET BACKED SECURITIES
(Cost $17,899,105)		$17,917,170

SHORT TERM INVESTMENTS - 7.03%
Rabobank USA Finance Corp.
5.39% due 04/02/2007	$2,419,000	$2,418,638
State Street Navigator Securities Lending
Prime Portfolio (c)	14,394,197	14,394,197

TOTAL SHORT TERM INVESTMENTS
(Cost $16,812,835)		$16,812,835

REPURCHASE AGREEMENTS - 0.83%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$1,990,763 on 04/02/2007,
collateralized by $2,045,000
Federal Home Loan Mortgage
Corp., zero coupon due
04/09/2007 (valued at $2,032,198,
including interest) (c)	$1,990,000	$1,990,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,990,000)		$1,990,000

Total Investments (Core Bond Trust)
(Cost $277,038,947) - 115.85%		$277,130,640
Liabilities in Excess of Other Assets - (15.85)%		(37,905,695)

TOTAL NET ASSETS - 100.00%		$239,224,945

Core Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.64%
Apparel & Textiles - 1.09%
NIKE, Inc., Class B	58,500	$6,216,210

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.47%
General Motors Corp.	86,900	$2,662,616
Biotechnology - 0.06%
Amgen, Inc. *	5,600	312,928
Building Materials & Construction - 0.49%
Masco Corp.	102,786	2,816,336
Cable and Television - 4.73%
DIRECTV Group, Inc. *	593,100	13,682,817
Time Warner, Inc.	675,400	13,318,888

		27,001,705
Cellular Communications - 0.35%
Motorola, Inc.	111,800	1,975,506
Computers & Business Equipment - 6.71%
Cisco Systems, Inc. *	338,300	8,636,799
Dell, Inc. *	158,300	3,674,143
Hewlett-Packard Company	244,300	9,806,202
International Business Machines Corp.	85,000	8,012,100
Seagate Technology	350,800	8,173,640

		38,302,884
Electrical Utilities - 5.18%
The AES Corp. *	1,373,100	29,549,112
Financial Services - 11.68%
Capital One Financial Corp.	125,800	9,492,868
Citigroup, Inc.	297,100	15,253,114
Countrywide Financial Corp.	481,400	16,194,296
JP Morgan Chase & Company	532,200	25,747,836

		66,688,114
Healthcare Services - 7.12%
Health Net, Inc. *	257,200	13,839,932
UnitedHealth Group, Inc.	506,500	26,829,305

		40,669,237
Holdings Companies/Conglomerates - 1.76%
General Electric Company	283,700	10,031,632
Homebuilders - 3.48%
Beazer Homes USA, Inc.	57,300	1,663,419
Centex Corp.	174,190	7,277,658
Pulte Homes, Inc.	310,300	8,210,538
Ryland Group, Inc.	64,875	2,737,076

		19,888,691
Insurance - 5.86%
Aetna, Inc.	456,700	19,998,893
American International Group, Inc.	200,400	13,470,888

		33,469,781
Internet Content - 8.40%
Google, Inc., Class A *	56,600	25,931,856
Yahoo!, Inc. *	703,100	21,999,999

		47,931,855
Internet Retail - 12.86%
Amazon.com, Inc. *	665,500	26,480,245

Core Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail (continued)
eBay, Inc. *	507,500	$16,823,625
Expedia, Inc. *	534,716	12,394,717
IAC/InterActiveCorp. *	469,500	17,704,845

		73,403,432
Leisure Time - 1.64%
Electronic Arts, Inc. *	186,400	9,387,104
Manufacturing - 5.54%
Tyco International, Ltd.	1,002,700	31,635,185
Pharmaceuticals - 1.59%
Pfizer, Inc.	359,915	9,091,453
Photography - 2.40%
Eastman Kodak Company	607,900	13,714,224
Retail Trade - 6.55%
Home Depot, Inc.	338,100	12,421,794
Sears Holdings Corp. *	138,500	24,952,160

		37,373,954
Software - 1.33%
CA, Inc.	292,725	7,584,505
Telephone - 9.35%
Qwest Communications International, Inc. *	2,873,900	25,836,361
Sprint Nextel Corp.	1,452,400	27,537,504

		53,373,865

TOTAL COMMON STOCKS (Cost $509,268,632)		$563,080,329

REPURCHASE AGREEMENTS - 1.69%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$9,683,711 on 04/02/2007,
collateralized by $10,120,000 U.S.
Treasury Bills, zero coupon due
09/27/2007 (valued at $9,877,120,
including interest) (c)	$9,680,000	$9,680,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,680,000)		$9,680,000

Total Investments (Core Equity Trust)
(Cost $518,948,632) - 100.33%		$572,760,329
Liabilities in Excess of Other Assets - (0.33)%		(1,909,562)

TOTAL NET ASSETS - 100.00%		$570,850,767

Dynamic Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.83%
Aerospace - 1.45%
BE Aerospace, Inc. *	68,600	$2,174,620

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Dynamic Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles - 13.46%
Coach, Inc. *	153,600	$7,687,680
Guess?, Inc.	110,200	4,461,998
Polo Ralph Lauren Corp., Class A	91,000	8,021,650

		20,171,328
Biotechnology - 0.99%
Cephalon, Inc. * (a)	20,800	1,481,168
Cellular Communications - 2.14%
NII Holdings, Inc. *	43,200	3,204,576
Computers & Business Equipment - 4.16%
Cognizant Technology Solutions Corp.,
Class A *	31,000	2,736,370
Network Appliance, Inc. *	95,800	3,498,616

		6,234,986
Construction & Mining Equipment - 4.35%
Joy Global, Inc.	72,150	3,095,235
National Oilwell, Inc. *	19,600	1,524,684
Rowan Companies, Inc.	58,400	1,896,248

		6,516,167
Crude Petroleum & Natural Gas - 2.48%
Ultra Petroleum Corp. * (a)	69,900	3,713,787
Drugs & Health Care - 1.94%
Mentor Corp. (a)	63,300	2,911,800
Electrical Equipment - 1.43%
Wesco International, Inc. * (a)	34,100	2,140,798
Electronics - 2.98%
Thermo Electron Corp. *	95,500	4,464,625
Energy - 2.49%
Southwestern Energy Company *	91,000	3,729,180
Financial Services - 10.81%
Affiliated Managers Group, Inc. * (a)	55,100	5,970,085
Jefferies Group, Inc.	55,800	1,615,410
Nasdaq Stock Market, Inc. * (a)	97,800	2,876,298
Nuveen Investments, Inc., Class A (a)	58,400	2,762,320
T. Rowe Price Group, Inc. (c)	62,800	2,963,532

		16,187,645
Healthcare Products - 8.81%
Cytyc Corp. *	74,100	2,534,961
Hologic, Inc. *	55,000	3,170,200
Kyphon, Inc. *	54,400	2,455,616
NutriSystem, Inc. * (a)	96,100	5,036,601

		13,197,378
Healthcare Services - 4.38%
AMERIGROUP Corp. *	94,700	2,878,880
Pediatrix Medical Group, Inc. *	64,500	3,680,370

		6,559,250
Industrial Machinery - 4.18%
Terex Corp. *	87,300	6,264,648

Dynamic Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software - 8.81%
Akamai Technologies, Inc. * (a)	110,100	$5,496,192
Digital River, Inc. * (a)	68,100	3,762,525
F5 Networks, Inc. *	59,000	3,934,120

		13,192,837
Manufacturing - 3.12%
Roper Industries, Inc.	85,200	4,675,776
Retail Trade - 7.46%
Abercrombie & Fitch Company, Class A	26,600	2,013,088
Coldwater Creek, Inc. * (a)	147,800	2,997,384
Urban Outfitters, Inc. * (a)	232,800	6,171,528

		11,182,000
Semiconductors - 4.95%
MEMC Electronic Materials, Inc. *	122,500	7,421,050
Software - 0.02%
Glu Mobile, Inc. *	2,300	23,000
Steel - 1.16%
Allegheny Technologies, Inc.	16,300	1,739,047
Telecommunications Equipment &
Services - 3.11%
Comverse Technology, Inc. *	218,300	4,660,705
Trucking & Freight - 3.15%
Oshkosh Truck Corp.	89,000	4,717,000

TOTAL COMMON STOCKS (Cost $105,630,764)		$146,563,371

SHORT TERM INVESTMENTS - 20.87%
State Street Navigator Securities
Lending Prime Portfolio (c)	$31,267,803	$31,267,803

TOTAL SHORT TERM INVESTMENTS
(Cost $31,267,803)		$31,267,803

REPURCHASE AGREEMENTS - 0.81%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$1,206,462 on 04/02/2007,
collateralized by $1,245,000
Federal National Mortgage
Association, zero coupon due
06/01/2007 (valued at $1,234,106) (c)	$1,206,000	$1,206,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,206,000)		$1,206,000

Total Investments (Dynamic Growth Trust)
(Cost $138,104,567) - 119.51%		$179,037,174
Liabilities in Excess of Other Assets - (19.51)%		(29,225,595)

TOTAL NET ASSETS - 100.00%		$149,811,579

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.62%
Advertising - 1.97%
Aquantive, Inc. *	20,450	$570,760
Aerospace - 1.87%
Argon ST, Inc. *	20,430	540,578
Automobiles - 3.58%
Force Protection, Inc. *	55,300	1,037,428
Banking - 4.73%
Boston Private Financial Holdings, Inc.	12,700	354,584
IBERIABANK Corp.	5,500	306,130
PrivateBancorp, Inc.	8,000	292,480
Umpqua Holdings Corp.	15,520	415,470

		1,368,664
Biotechnology - 2.99%
Advanced Magnetics, Inc. *	4,550	274,228
Exelixis, Inc. *	30,600	304,164
Martek Biosciences Corp. *	14,000	288,680

		867,072
Buildings - 0.19%
Modtech Holdings, Inc. *	17,900	56,206
Business Services - 6.80%
Access Integrated Technologies, Inc. *	25,650	139,279
Barrett Business Services, Inc.	16,950	390,697
Euronet Worldwide, Inc. *	27,150	729,249
FTI Consulting, Inc. *	13,250	445,068
Hill International, Inc. *	23,200	165,184
Seachange International, Inc. *	12,200	99,308

		1,968,785
Chemicals - 0.66%
American Vanguard Corp.	11,250	192,263
Commercial Services - 5.30%
Color Kinetics, Inc. *	25,200	489,636
Providence Service Corp. *	15,230	361,256
Stantec, Inc. *	14,150	386,436
Team, Inc. *	7,800	297,570

		1,534,898
Computers & Business Equipment - 4.14%
Lasercard Corp. *	30,900	364,311
Stratasys, Inc. *	4,750	202,920
Trident Microsystems, Inc. *	31,500	631,890

		1,199,121
Correctional Facilities - 1.20%
Corrections Corp. of America *	6,575	347,226
Drugs & Health Care - 2.45%
Healthextras, Inc. *	13,350	384,213
Matrixx Initiatives, Inc. *	20,050	325,813

		710,026
Electronics - 4.68%
Measurement Specialties, Inc. *	17,150	386,904
Medis Technologies, Ltd. *	37,000	625,670

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Supertex, Inc. *	10,300	$342,063

		1,354,637
Energy - 3.85%
Evergreen Energy, Inc. *	30,700	201,699
Headwaters, Inc. *	17,800	388,930
InterOil Corp. *	19,700	524,020

		1,114,649
Healthcare Products - 8.75%
Caliper Life Sciences, Inc. *	31,700	179,105
Kyphon, Inc. *	11,050	498,797
Nuvasive, Inc. *	20,550	488,062
ResMed, Inc. *	9,900	498,663
SenoRx, Inc. *	13,440	110,074
Somanetics Corp. *	18,950	377,863
SonoSite, Inc. *	13,500	381,510

		2,534,074
Hotels & Restaurants - 3.33%
Buffalo Wild Wings, Inc. *	2,950	187,915
McCormick & Schmick's Seafood
Restaurants, Inc. *	16,500	442,365
Texas Roadhouse, Inc., Class A *	23,350	332,737

		963,017
Household Products - 2.04%
iRobot Corp. *	24,600	321,522
Select Comfort Corp. *	15,050	267,890

		589,412
Industrial Machinery - 1.63%
Flow International Corp. *	28,700	308,238
Quixote Corp.	8,150	163,000

		471,238
Insurance - 3.47%
Infinity Property & Casualty Corp.	11,000	515,460
ProAssurance Corp. *	5,150	263,422
United Fire & Casualty Company	6,400	224,832

		1,003,714
Leisure Time - 4.54%
Bally Technologies, Inc. *	20,950	494,001
Imax Corp. *	73,150	368,676
Pinnacle Entertainment, Inc. *	9,450	274,712
Progressive Gaming International Corp. *	39,700	178,650

		1,316,039
Manufacturing - 1.00%
Raven Industries, Inc.	10,300	288,915
Medical-Hospitals - 3.38%
Electro-Optical Sciences, Inc. *	5,736	29,540
EV3, Inc. *	16,150	318,155
Neurometrix, Inc. *	13,300	129,143
Northstar Neuroscience, Inc. *	12,820	164,096

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals (continued)
Vital Images, Inc. *	10,150	$337,589

		978,523
Petroleum Services - 2.15%
Superior Energy Services, Inc. *	9,500	327,465
TETRA Technologies, Inc. *	11,950	295,284

		622,749
Pharmaceuticals - 1.78%
Atherogenics, Inc. *	14,450	40,605
Medicis Pharmaceutical Corp., Class A	15,393	474,412

		515,017
Retail Trade - 2.43%
A.C. Moore Arts & Crafts, Inc. *	18,550	395,857
Hibbett Sports, Inc. *	10,750	307,342

		703,199
Semiconductors - 5.18%
Actel Corp. *	25,600	422,912
FormFactor, Inc. *	15,600	698,100
Mattson Technology, Inc. *	41,500	377,650

		1,498,662
Software - 8.96%
Allscripts Healthcare Solution, Inc. *	16,750	449,067
Concur Technologies, Inc. *	31,750	554,355
Faro Technologies, Inc. *	18,350	529,765
Opsware, Inc. *	79,950	579,638
Progress Software Corp. *	15,445	481,884

		2,594,709
Telecommunications Equipment &
Services - 2.02%
Comtech Telecommunications Corp. *	15,100	584,823
Trucking & Freight - 2.55%
Celadon Group, Inc. *	22,875	382,013
ID Systems, Inc. *	29,600	356,088

		738,101

TOTAL COMMON STOCKS (Cost $28,649,887)		$28,264,505

SHORT TERM INVESTMENTS - 3.45%
Federal Home Loan Bank Discount Notes
zero coupon due 04/02/2007	$1,000,000	$999,862

TOTAL SHORT TERM INVESTMENTS
(Cost $999,862)		$999,862

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.16%
Repurchase Agreement with State
Street Corp. dated 03/31/2007 at
4.60% to be repurchased at
$47,018 on 04/02/2007,
collateralized by $50,000 U.S.
Treasury Bills, zero coupon due
09/27/2007 (valued at $48,800,
including interest) (c)	$47,000	$47,000

TOTAL REPURCHASE AGREEMENTS
(Cost $47,000)		$47,000

Total Investments (Emerging Growth Trust)
(Cost $29,696,749) - 101.23%		$29,311,367
Liabilities in Excess of Other Assets - (1.23)%		(355,715)

TOTAL NET ASSETS - 100.00%		$28,955,652

Emerging Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.77%
Advertising - 2.38%
inVentiv Health, Inc. *	103,500	$3,963,015
ValueClick, Inc. *	76,500	1,998,945

		5,961,960
Aerospace - 3.99%
Armor Holdings, Inc. *	48,500	3,265,505
BE Aerospace, Inc. *	142,900	4,529,930
HEICO Corp., Class A	69,950	2,192,933

		9,988,368
Air Travel - 0.78%
Copa Holdings SA, Class A	38,000	1,956,620
Apparel & Textiles - 3.50%
Crocs, Inc. *	79,300	3,746,925
Iconix Brand Group, Inc. *	116,500	2,376,600
Volcom, Inc. *	77,000	2,645,720

		8,769,245
Auto Parts - 1.07%
LKQ Corp. *	123,000	2,688,780
Auto Services - 0.91%
Monro Muffler Brake, Inc.	65,000	2,281,500
Banking - 4.77%
East West Bancorp, Inc.	59,044	2,171,048
PrivateBancorp, Inc.	53,700	1,963,272
Signature Bank *	65,000	2,115,100
United Community Banks, Inc.	96,000	3,147,840
Virginia Commerce Bancorp, Inc. * (a)	117,999	2,554,678

		11,951,938
Biotechnology - 1.77%
Digene Corp. *	40,000	1,696,400

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Integra LifeSciences Holdings Corp. *	60,000	$2,734,800

		4,431,200
Building Materials & Construction - 0.90%
Williams Scotsman International, Inc. * (a)	114,500	2,251,070
Business Services - 2.52%
Euronet Worldwide, Inc. *	45,000	1,208,700
Informatica Corp. *	85,000	1,141,550
Kenexa Corp. *	61,400	1,911,382
Syntel, Inc.	59,150	2,049,548

		6,311,180
Cable and Television - 0.88%
Central European Media Enterprises, Ltd.,
Class A *	25,000	2,212,500
Cellular Communications - 0.75%
Dobson Communications Corp., Class A *	218,000	1,872,620
Commercial Services - 1.85%
Live Nation, Inc. *	113,100	2,494,986
Pool Corp. (a)	60,000	2,148,000

		4,642,986
Computers & Business Equipment - 2.03%
Internap Network Services Corp. *	118,000	1,858,500
Micros Systems, Inc. *	60,000	3,239,400

		5,097,900
Construction Materials - 1.06%
Regal-Beloit Corp. (a)	57,500	2,666,850
Correctional Facilities - 0.77%
The Geo Group, Inc. *	42,500	1,926,100
Crude Petroleum & Natural Gas - 2.21%
Arena Resources, Inc. * (a)	67,000	3,358,040
GMX Resources, Inc. * (a)	71,000	2,181,830

		5,539,870
Drugs & Health Care - 2.88%
Adams Respiratory Therapeutics, Inc. * (a)	49,000	1,647,870
Healthextras, Inc. *	49,000	1,410,220
Illumina, Inc. *	35,500	1,040,150
Immucor, Inc. *	106,000	3,119,580

		7,217,820
Electrical Equipment - 1.87%
Anixter International, Inc. *	32,500	2,143,050
Genlyte Group, Inc. *	36,000	2,539,800

		4,682,850
Energy - 0.66%
Energy Conversion Devices, Inc. * (a)	47,500	1,659,650
Financial Services - 4.92%
Affiliated Managers Group, Inc. * (a)	47,500	5,146,625
GFI Group, Inc. * (a)	47,231	3,210,291
NexCen Brands, Inc. *	60,000	595,200
optionsXpress Holdings, Inc.	80,000	1,883,200
Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Stifel Financial Corp. *	34,000	$1,506,200

		12,341,516
Food & Beverages - 1.08%
Hansen Natural Corp. * (a)	71,500	2,708,420
Healthcare Products - 8.23%
American Medical Systems Holdings, Inc. * (a)	160,000	3,387,200
Arthrocare Corp. * (a)	35,300	1,272,212
Conceptus, Inc. * (a)	80,000	1,600,000
DJO, Inc. *	36,000	1,364,400
Inverness Medical Innovations, Inc. *	47,500	2,079,550
Kyphon, Inc. *	37,500	1,692,750
NutriSystem, Inc. * (a)	53,200	2,788,212
PSS World Medical, Inc. *	105,000	2,219,700
Viasys Healthcare, Inc. *	124,000	4,214,760

		20,618,784
Healthcare Services - 3.23%
AMN Healthcare Services, Inc. *	110,000	2,488,200
Radiation Therapy Services, Inc. * (a)	98,750	3,025,700
The Advisory Board Company *	51,000	2,581,620

		8,095,520
Hotels & Restaurants - 2.56%
Applebee's International, Inc.	87,100	2,158,338
Krispy Kreme Doughnuts, Inc. *	201,000	2,048,190
McCormick & Schmick's Seafood
Restaurants, Inc. *	82,000	2,198,420

		6,404,948
Industrial Machinery - 0.42%
Gardner Denver, Inc. *	30,500	1,062,925
Insurance - 1.71%
ProAssurance Corp. *	43,070	2,203,030
Tower Group, Inc.	65,000	2,094,300

		4,297,330
Internet Content - 0.76%
The Knot, Inc. * (a)	88,800	1,911,864
Internet Software - 1.08%
DealerTrack Holdings, Inc. *	87,960	2,702,131
Leisure Time - 2.44%
Life Time Fitness, Inc. * (a)	76,500	3,932,865
WMS Industries, Inc. *	55,675	2,184,687

		6,117,552
Liquor - 1.77%
Central European Distribution Corp. *	152,500	4,439,275
Manufacturing - 0.96%
Barnes Group, Inc.	104,500	2,404,545
Medical-Hospitals - 1.65%
Psychiatric Solutions, Inc. *	91,498	3,688,284
VCA Antech, Inc. *	12,060	437,899

		4,126,183

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Furnishings & Supplies - 3.39%
Acco Brands Corp. *	107,000	$2,577,630
Herman Miller, Inc.	43,800	1,466,862
Knoll, Inc.	187,000	4,456,210

		8,500,702
Petroleum Services - 5.41%
Basic Energy Services, Inc. *	100,000	2,330,000
Dril-Quip, Inc. *	58,400	2,527,552
Superior Energy Services, Inc. *	85,000	2,929,950
Superior Well Services, Inc. *	81,000	1,850,850
World Fuel Services Corp.	85,000	3,932,100

		13,570,452
Pharmaceuticals - 0.43%
Alkermes, Inc. *	69,000	1,065,360
Real Estate - 4.45%
BioMed Realty Trust, Inc., REIT	85,500	2,248,650
Innkeepers USA Trust, REIT	145,000	2,360,600
Jones Lang LaSalle, Inc., REIT	20,000	2,085,600
Redwood Trust, Inc., REIT	43,900	2,290,702
Sunstone Hotel Investors, Inc., REIT	80,000	2,180,800

		11,166,352
Retail Grocery - 0.95%
United Natural Foods, Inc. *	78,000	2,389,920
Retail Trade - 3.55%
Children's Place Retail Stores, Inc. *	45,000	2,509,200
First Cash Financial Services, Inc. *	86,690	1,931,453
Hibbett Sports, Inc. *	74,000	2,115,660
The Men's Wearhouse, Inc.	50,000	2,352,500

		8,908,813
Semiconductors - 4.78%
Emulex Corp. *	105,000	1,920,450
FormFactor, Inc. *	61,000	2,729,750
ON Semiconductor Corp. * (a)	181,000	1,614,520
PMC-Sierra, Inc. * (a)	357,000	2,502,570
Varian Semiconductor Equipment
Associates, Inc. * (a)	60,200	3,213,476

		11,980,766
Software - 4.26%
Allscripts Healthcare Solution, Inc. * (a)	78,000	2,091,180
Nuance Communications, Inc. * (a)	140,000	2,143,400
Patni Computer Systems, Ltd., SADR	68,000	1,568,080
Transaction Systems Architects, Inc., Class A *	101,000	3,271,390
Ultimate Software Group, Inc. *	61,000	1,597,590

		10,671,640
Telecommunications Equipment &
Services - 3.43%
Aeroflex, Inc. *	200,000	2,630,000
NTELOS Holdings Corp.	99,150	1,905,663
PAETEC Holding Corp. *	187,000	1,959,760
Viasat, Inc. *	63,605	2,097,057

		8,592,480

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight - 0.76%
Old Dominion Freight Lines, Inc. *	66,000	$1,901,460

TOTAL COMMON STOCKS (Cost $238,203,168)		$250,089,945

SHORT TERM INVESTMENTS - 16.26%
State Street Navigator Securities
Lending Prime Portfolio (c)	$40,748,250	$40,748,250

TOTAL SHORT TERM INVESTMENTS
(Cost $40,748,250)		$40,748,250

Total Investments (Emerging Small Company Trust)
(Cost $278,951,418) - 116.03%		$290,838,195
Liabilities in Excess of Other Assets - (16.03)%		(40,176,813)

TOTAL NET ASSETS - 100.00%		$250,661,382

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.10%
Aerospace - 0.73%
Raytheon Company	341,900	$17,936,074
Agriculture - 0.26%
Archer-Daniels-Midland Company	171,400	6,290,380
Aluminum - 0.63%
Alcoa, Inc.	454,900	15,421,110
Auto Parts - 0.59%
Genuine Parts Company	294,400	14,425,600
Automobiles - 0.23%
Ford Motor Company (a)	722,600	5,701,314
Banking - 2.91%
Fifth Third Bancorp	642,300	24,850,587
National City Corp.	316,100	11,774,725
SunTrust Banks, Inc.	225,000	18,684,000
US Bancorp	457,300	15,991,781

		71,301,093
Biotechnology - 1.13%
Amgen, Inc. *	285,800	15,970,504
MedImmune, Inc. *	321,100	11,684,829

		27,655,333
Broadcasting - 0.74%
CBS Corp., Class B	588,750	18,009,862
Building Materials & Construction - 0.64%
Masco Corp.	568,900	15,587,860
Business Services - 0.99%
Computer Sciences Corp. *	161,300	8,408,569
H & R Block, Inc.	756,300	15,912,552

		24,321,121

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cable and Television - 1.92%
Time Warner, Inc.	1,562,900	$30,820,388
Viacom, Inc. *	393,550	16,178,841

		46,999,229
Cellular Communications - 1.26%
ALLTEL Corp.	325,000	20,150,000
Motorola, Inc.	604,500	10,681,515

		30,831,515
Chemicals - 1.18%
Chemtura Corp.	454,000	4,962,220
E.I. Du Pont De Nemours & Company	484,600	23,953,778

		28,915,998
Computers & Business Equipment - 1.62%
Dell, Inc. *	805,100	18,686,371
International Business Machines Corp.	222,400	20,963,424

		39,649,795
Construction Materials - 0.88%
Vulcan Materials Company	183,900	21,420,672
Cosmetics & Toiletries - 3.47%
Avon Products, Inc.	512,500	19,095,750
Colgate-Palmolive Company	456,100	30,462,919
International Flavors & Fragrances, Inc.	412,000	19,454,640
Kimberly-Clark Corp.	231,200	15,834,888

		84,848,197
Crude Petroleum & Natural Gas - 0.33%
Statoil ASA	298,300	8,121,981
Drugs & Health Care - 1.02%
Wyeth	499,900	25,009,997
Electrical Equipment - 0.48%
Cooper Industries, Ltd., Class A	261,400	11,760,386
Electrical Utilities - 2.94%
Entergy Corp.	241,000	25,285,720
FirstEnergy Corp.	252,200	16,705,728
Pinnacle West Capital Corp.	172,000	8,299,000
TECO Energy, Inc.	278,400	4,791,264
Xcel Energy, Inc. (a)	682,900	16,860,801

		71,942,513
Electronics - 0.63%
Sony Corp.	303,700	15,473,678
Energy - 1.39%
Duke Energy Corp.	761,700	15,454,893
Progress Energy, Inc.	367,700	18,546,788

		34,001,681
Financial Services - 8.09%
Charles Schwab Corp.	1,220,800	22,328,432
Citigroup, Inc.	499,500	25,644,330
Countrywide Financial Corp.	194,900	6,556,436
Federal National Mortgage Association	210,100	11,467,258
JP Morgan Chase & Company	1,193,600	57,746,368
Mellon Financial Corp.	658,800	28,420,632

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Morgan Stanley	202,800	$15,972,528
State Street Corp. (c)	315,700	20,441,575
Wells Fargo & Company (c)	273,200	9,406,276

		197,983,835
Food & Beverages - 3.67%
Campbell Soup Company	280,400	10,921,580
General Mills, Inc.	356,500	20,755,430
Hershey Company	59,300	3,241,338
Kraft Foods, Inc., Class A (a)	244,300	7,734,538
McCormick & Company, Inc.	265,300	10,219,356
Sara Lee Corp.	232,200	3,928,824
Sysco Corp.	187,300	6,336,359
The Coca-Cola Company	557,500	26,760,000

		89,897,425
Gas & Pipeline Utilities - 1.38%
NiSource, Inc.	967,800	23,653,032
Spectra Energy Corp.	380,850	10,004,930

		33,657,962
Healthcare Products - 1.97%
Baxter International, Inc.	316,300	16,659,521
Boston Scientific Corp. *	613,800	8,924,652
Johnson & Johnson	375,000	22,597,500

		48,181,673
Holdings Companies/Conglomerates - 2.87%
General Electric Company	1,983,200	70,125,952
Homebuilders - 0.31%
D.R. Horton, Inc.	347,500	7,645,000
Household Products - 1.59%
Fortune Brands, Inc.	191,200	15,070,384
Newell Rubbermaid, Inc.	770,800	23,964,172

		39,034,556
Industrial Machinery - 1.12%
Ingersoll-Rand Company, Class A	280,400	12,160,948
Pall Corp.	398,300	15,135,400

		27,296,348
Insurance - 5.79%
American International Group, Inc.	425,100	28,575,222
Chubb Corp.	198,000	10,230,660
Lincoln National Corp.	331,000	22,438,490
Marsh & McLennan Companies, Inc.	1,228,700	35,988,623
Progressive Corp.	491,700	10,728,894
The Travelers Companies, Inc.	389,700	20,174,769
UnumProvident Corp.	593,600	13,670,608

		141,807,266
International Oil - 8.46%
Anadarko Petroleum Corp.	367,800	15,808,044
BP PLC, SADR	294,400	19,062,400
Chevron Corp.	636,700	47,090,332
Exxon Mobil Corp.	625,000	47,156,250

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Hess Corp.	504,200	$27,967,974
Murphy Oil Corp.	318,700	17,018,580
Royal Dutch Shell PLC, ADR	497,600	32,990,880

		207,094,460
Leisure Time - 0.93%
Walt Disney Company	660,300	22,734,129
Liquor - 1.05%
Anheuser-Busch Companies, Inc.	507,200	25,593,312
Manufacturing - 4.06%
3M Company	421,300	32,199,959
Eaton Corp.	103,500	8,648,460
Honeywell International, Inc.	506,400	23,324,784
Illinois Tool Works, Inc.	318,400	16,429,440
Tyco International, Ltd.	596,900	18,832,195

		99,434,838
Newspapers - 1.53%
Dow Jones & Company, Inc. (a)	479,100	16,514,577
The New York Times Company, Class A (a)	894,300	21,024,993

		37,539,570
Office Furnishings & Supplies - 0.79%
Avery Dennison Corp.	300,000	19,278,000
Paper - 2.01%
International Paper Company	1,031,600	37,550,240
MeadWestvaco Corp.	374,700	11,555,748

		49,105,988
Petroleum Services - 1.17%
BJ Services Company	376,300	10,498,770
Schlumberger, Ltd.	262,700	18,152,570

		28,651,340
Pharmaceuticals - 5.29%
Abbott Laboratories	305,900	17,069,220
Bristol-Myers Squibb Company	633,300	17,580,408
Eli Lilly & Company	577,300	31,006,783
Merck & Company, Inc.	817,900	36,126,643
Pfizer, Inc.	1,096,100	27,687,486

		129,470,540
Photography - 0.59%
Eastman Kodak Company (a)	642,300	14,490,288
Publishing - 1.64%
Gannett Company, Inc.	187,100	10,531,859
Tribune Company	925,100	29,704,961

		40,236,820
Railroads & Equipment - 1.44%
Norfolk Southern Corp.	178,900	9,052,340
Union Pacific Corp.	258,100	26,210,055

		35,262,395
Retail Trade - 2.58%
Bed Bath & Beyond, Inc. *	306,400	12,308,088
Home Depot, Inc.	597,700	21,959,498

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
RadioShack Corp.	225,600	$6,097,968
Wal-Mart Stores, Inc.	483,900	22,719,105

		63,084,659
Sanitary Services - 0.58%
Waste Management, Inc.	415,500	14,297,355
Semiconductors - 1.43%
Analog Devices, Inc.	524,300	18,083,107
Applied Materials, Inc.	368,900	6,758,248
Intel Corp.	535,200	10,238,376

		35,079,731
Software - 1.59%
Microsoft Corp.	1,392,800	38,817,336
Telecommunications Equipment &
Services - 1.65%
Nokia Oyj, SADR *	809,900	18,562,908
Verizon Communications, Inc.	575,000	21,804,000

		40,366,908
Telephone - 3.88%
AT&T, Inc.	1,222,449	48,201,164
Qwest Communications International, Inc. * (a)	2,641,000	23,742,590
Sprint Nextel Corp.	945,600	17,928,576
Windstream Corp.	353,085	5,186,819

		95,059,149
Tobacco - 0.49%
UST, Inc. (a)	208,400	12,083,032
Toys, Amusements & Sporting Goods - 0.94%
Mattel, Inc.	836,400	23,059,548
Trucking & Freight - 0.24%
United Parcel Service, Inc., Class B	83,300	5,839,330

TOTAL COMMON STOCKS (Cost $1,857,311,107)		$2,327,834,134

CORPORATE BONDS - 0.14%
Automobiles - 0.14%
Ford Motor Company
4.25% due 12/15/2036	$3,123,000	3,470,277

TOTAL CORPORATE BONDS (Cost $3,123,000)		$3,470,277

SHORT TERM INVESTMENTS - 7.67%
State Street Navigator Securities
Lending Prime Portfolio (c)	$76,155,490	$76,155,490
T. Rowe Price Reserve Investment Fund (c)	111,728,440	111,728,440

TOTAL SHORT TERM INVESTMENTS
(Cost $187,883,930)		$187,883,930

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$1,672,641 on 04/02/2007,
collateralized by $1,735,000
Federal Home Loan Mortgage
Corp., 5.40% due 03/17/2021
(valued at $1,706,806, including
interest) (c)	$1,672,000	$1,672,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,672,000)		$1,672,000

Total Investments (Equity-Income Trust)
(Cost $2,049,990,037) - 102.98%		$2,520,860,341
Liabilities in Excess of Other Assets - (2.98)%		(73,006,237)

TOTAL NET ASSETS - 100.00%		$2,447,854,104

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.81%
Banking - 9.70%
Commerce Bancorp, Inc. (a)	218,600	$7,296,868
ICICI Bank, Ltd., SADR (a)	12,900	474,075
State Bank of India GDR	67,718	4,130,798
Wachovia Corp.	95,350	5,249,018

		17,150,759
Business Services - 10.75%
Dun & Bradstreet Corp.	69,300	6,320,160
H & R Block, Inc. (a)	135,200	2,844,608
Moody's Corp.	158,700	9,848,922

		19,013,690
Containers & Glass - 2.45%
Sealed Air Corp.	137,000	4,329,200
Financial Services - 33.25%
Ameriprise Financial, Inc.	118,540	6,773,376
Goldman Sachs Group, Inc.	37,000	7,645,310
JP Morgan Chase & Company	170,048	8,226,922
Mellon Financial Corp.	115,700	4,991,298
Merrill Lynch & Company, Inc.	91,700	7,489,139
T. Rowe Price Group, Inc.	159,500	7,526,805
The First Marblehead Corp. (a)	210,050	9,429,144
Wells Fargo & Company (c)	194,800	6,706,964

		58,788,958
Holdings Companies/Conglomerates - 7.03%
Loews Corp.	273,600	12,429,648
Insurance - 20.61%
American International Group, Inc.	122,600	8,241,172
China Life Insurance Company, Ltd., SADR (a)	69,364	2,975,022
Everest Re Group, Ltd.	40,900	3,933,353

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
FPIC Insurance Group, Inc. * (a)	62,000	$2,769,540
Markel Corp. *	16,100	7,805,763
Progressive Corp.	216,000	4,713,120
Transatlantic Holdings, Inc. (a)	92,237	6,006,473

		36,444,443
Manufacturing - 4.49%
Tyco International, Ltd.	251,500	7,934,825
Travel Services - 11.53%
American Express Company	361,500	20,388,600

TOTAL COMMON STOCKS (Cost $121,335,185)		$176,480,123

SHORT TERM INVESTMENTS - 14.37%
Clipper Receivables Company, LLC
zero coupon due 04/02/2007	$495,000	$494,926
State Street Navigator Securities Lending
Prime Portfolio (c)	24,912,905	24,912,905

TOTAL SHORT TERM INVESTMENTS
(Cost $25,407,831)		$25,407,831

Total Investments (Financial Services Trust)
(Cost $146,743,016) - 114.18%		$201,887,954
Liabilities in Excess of Other Assets - (14.18)%		(25,074,182)

TOTAL NET ASSETS - 100.00%		$176,813,772

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.24%
Advertising - 0.28%
WPP Group PLC, SADR (a)	47,249	$3,590,452
Banking - 2.80%
Commerce Bancorp, Inc. (a)	204,600	6,829,548
Wachovia Corp.	520,150	28,634,257

		35,463,805
Broadcasting - 2.10%
Liberty Media Corp. - Capital, Series A *	33,505	3,705,318
News Corp., Class A	988,600	22,856,432

		26,561,750
Business Services - 3.82%
Dun & Bradstreet Corp.	82,305	7,506,216
H & R Block, Inc. (a)	542,977	11,424,236
Iron Mountain, Inc. * (a)	561,437	14,670,349
Moody's Corp.	237,199	14,720,570

		48,321,371
Cable and Television - 3.41%
Comcast Corp.,- Special Class A *	1,472,764	37,511,299
Virgin Media Inc.	225,807	5,701,627

		43,212,926

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Coal - 0.36%
China Coal Energy Company, H Shares *	4,221,100	$4,505,359
Colleges & Universities - 0.28%
Apollo Group, Inc., Class A *	80,000	3,512,000
Computers & Business Equipment - 1.62%
Dell, Inc. *	546,700	12,688,907
Hewlett-Packard Company	194,816	7,819,914

		20,508,821
Construction Materials - 1.90%
Martin Marietta Materials, Inc.	95,921	12,968,519
Vulcan Materials Company (a)	95,830	11,162,279

		24,130,798
Containers & Glass - 2.06%
Sealed Air Corp.	825,392	26,082,387
Cosmetics & Toiletries - 1.48%
Avon Products, Inc.	144,988	5,402,253
Procter & Gamble Company	210,500	13,295,180

		18,697,433
Crude Petroleum & Natural Gas - 6.08%
Devon Energy Corp.	391,791	27,119,773
EOG Resources, Inc.	332,512	23,721,406
Occidental Petroleum Corp.	530,618	26,164,774

		77,005,953
Electronics - 0.09%
Agilent Technologies, Inc. *	33,300	1,121,877
Financial Services - 13.98%
Ameriprise Financial, Inc.	262,227	14,983,651
Citigroup, Inc.	488,781	25,094,016
E*TRADE Financial Corp. *	74,400	1,578,768
HSBC Holdings PLC	1,840,475	32,225,539
JP Morgan Chase & Company	1,057,738	51,173,364
Mellon Financial Corp.	273,700	11,807,418
Morgan Stanley	105,925	8,342,653
State Street Corp. (c)	34,025	2,203,119
Wells Fargo & Company (c)	860,834	29,638,515

		177,047,043
Food & Beverages - 1.78%
Diageo PLC, SADR	186,619	15,106,808
Hershey Company (a)	136,017	7,434,689

		22,541,497
Healthcare Services - 2.34%
Cardinal Health, Inc.	168,448	12,288,282
Express Scripts, Inc. *	63,600	5,133,792
UnitedHealth Group, Inc.	231,600	12,267,852

		29,689,926
Holdings Companies/Conglomerates - 6.14%
Berkshire Hathaway, Inc., Class A *	388	42,288,120
China Merchants Holdings International
Company, Ltd.	1,997,376	8,435,513

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates
(continued)
Loews Corp.	596,389	$27,093,952

		77,817,585
Household Products - 0.21%
Hunter Douglas NV	29,636	2,615,924
Industrials - 0.28%
Cosco Pacific, Ltd.	1,439,185	3,565,822
Insurance - 8.86%
Ambac Financial Group, Inc.	56,000	4,837,840
American International Group, Inc.	788,957	53,033,690
Aon Corp.	221,192	8,396,448
Chubb Corp.	60,496	3,125,828
Markel Corp. *	2,253	1,092,322
Millea Holdings, Inc.	34,600	1,283,171
Principal Financial Group, Inc.	68,958	4,128,516
Progressive Corp.	1,056,604	23,055,099
Sun Life Financial, Inc.	37,229	1,690,197
Transatlantic Holdings, Inc.	178,100	11,597,872

		112,240,983
International Oil - 4.59%
Canadian Natural Resources Ltd.	89,200	4,922,948
ConocoPhillips	778,276	53,195,165

		58,118,113
Internet Retail - 1.32%
Amazon.com, Inc. * (a)	204,800	8,148,992
Expedia, Inc. * (a)	69,422	1,609,202
IAC/InterActiveCorp. * (a)	75,222	2,836,622
Liberty Media Holding Corp.-Interactive A *	172,525	4,109,545

		16,704,361
Liquor - 0.73%
Heineken Holding NV	207,750	9,207,784
Manufacturing - 5.88%
Harley-Davidson, Inc. (a)	348,868	20,495,995
Tyco International, Ltd.	1,710,168	53,955,800

		74,451,795
Mining - 0.46%
BHP Billiton PLC	136,500	3,044,296
Rio Tinto PLC	48,300	2,759,109

		5,803,405
Petroleum Services - 0.81%
Transocean, Inc. *	125,125	10,222,712
Publishing - 0.97%
Gannett Company, Inc.	49,882	2,807,858
Lagardere S.C.A.	123,313	9,505,926

		12,313,784
Retail Trade - 8.23%
Bed Bath & Beyond, Inc. *	167,250	6,718,432
CarMax, Inc. *	132,000	3,239,280
Costco Wholesale Corp.	869,594	46,818,941

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
CVS/Caremark Corp.	460,467	$15,720,358
Lowe's Companies, Inc.	191,700	6,036,633
Sears Holdings Corp. *	17,200	3,098,752
Wal-Mart Stores, Inc.	480,605	22,564,405

		104,196,801
Software - 2.02%
Microsoft Corp.	919,674	25,631,314
Telecommunications Equipment &
Services - 0.71%
Nokia Oyj, SADR	138,614	3,177,033
SK Telecom Company, Ltd., SADR	247,361	5,793,194

		8,970,227
Telephone - 1.06%
Sprint Nextel Corp.	710,800	13,476,768
Tobacco - 4.37%
Altria Group, Inc.	630,397	55,355,161
Travel Services - 4.47%
American Express Company	1,004,735	56,667,054
Trucking & Freight - 0.75%
Kuehne & Nagel International AG	50,500	4,162,522
United Parcel Service, Inc., Class B	76,958	5,394,756

		9,557,278

TOTAL COMMON STOCKS (Cost $929,412,756)		$1,218,910,269

CONVERTIBLE BONDS - 0.32%
Telecommunications Equipment &
Services - 0.32%
Level 3 Communications, Inc.
10.00% due 05/01/2011	$2,000,000	3,960,000

TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		$3,960,000

SHORT TERM INVESTMENTS - 6.60%
Clipper Receivables Company, LLC
zero coupon due 04/02/2007	$43,474,000	$43,467,479
Sanpaola Imi US Financial Co.
zero coupon due 04/02/2007	2,157,000	2,156,682
State Street Navigator Securities Lending
Prime Portfolio (c)	37,995,278	37,995,278

TOTAL SHORT TERM INVESTMENTS
(Cost $83,619,438)		$83,619,439

Total Investments (Fundamental Value Trust)
(Cost $1,015,032,194) - 103.16%		$1,306,489,708
Liabilities in Excess of Other Assets - (3.16)%		(39,969,373)

TOTAL NET ASSETS - 100.00%		$1,266,520,335

Global Allocation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 67.60%
Australia - 0.51%
National Australia Bank, Ltd.	11,570	$378,804
Qantas Airways, Ltd., ADR	147,577	627,881
QBE Insurance Group, Ltd.	23,286	595,190

		1,601,875
Austria - 0.07%
Telekom Austria AG	9,235	231,085
Belgium - 0.23%
KBC Bancassurance Holding NV	4,334	539,693
Solvay SA	1,281	197,088

		736,781
Bermuda - 0.20%
Esprit Holdings, Ltd.	23,500	274,585
Weatherford International, Ltd. *	5,300	239,030
Yue Yuen Industrial Holdings, Ltd.	37,000	125,246

		638,861
Canada - 0.49%
Alcan Aluminum, Ltd.	4,500	234,895
Canadian Pacific Railway, Ltd.	7,500	422,521
Cott Corp. *	9,100	120,923
Magna International, Inc.	2,000	150,265
Research In Motion, Ltd. *	800	109,192
Toronto Dominion Bank Ontario	8,700	523,856

		1,561,652
Denmark - 0.07%
Novo Nordisk AS (a)	2,550	232,956
Finland - 0.20%
Nokia AB Oyj *	12,225	281,706
Stora Enso Oyj, R Shares	19,982	347,411

		629,117
France - 1.09%
AXA Group SA	19,929	845,968
France Telecom SA	33,289	880,175
Sanofi-Aventis	3,800	330,846
STMicroelectronics NV	9,621	185,416
Total SA (a)	17,333	1,215,852

		3,458,257
Germany - 1.10%
Allianz AG (a)	4,913	1,009,975
Bayerische Motoren Werke (BMW) AG	3,754	221,760
Deutsche Postbank AG (a)	5,737	500,795
E.ON AG	2,281	310,491
Henkel KGaA	1,131	167,399
IKB Deutsche Industriebank AG	4,052	161,762
MAN AG (a)	2,107	245,439
Metro AG (a)	3,677	260,683
Muenchener Rueckversicherungs-
Gesellschaft AG	1,154	195,405
SAP AG	3,925	175,169
Siemens AG	2,265	242,398

		3,491,276

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece - 0.09%
Alpha Bank A.E.	3,457	$109,575
National Bank of Greece SA	3,175	168,576

		278,151
Hong Kong - 0.06%
Sun Hung Kai Properties, Ltd.	17,000	196,460
Ireland - 0.46%
Bank of Ireland - London	27,946	602,485
CRH PLC - London	7,993	341,861
Depfa Bank PLC	14,419	257,827
Experian Group, Ltd.	20,733	238,954

		1,441,127
Italy - 0.44%
Banca Intesa SpA	127,894	972,394
UniCredito Italiano SpA	44,564	424,649

		1,397,043
Japan - 2.83%
AEON Company, Ltd. (a)	12,600	251,861
Aiful Corp. (a)	4,750	147,472
Asahi Breweries, Ltd.	18,500	297,410
Bridgestone Corp. (a)	12,000	240,378
Canon, Inc.	8,700	468,430
East Japan Railway Company (a)	39	304,529
Funai Electric Company, Ltd. (a)	1,500	143,538
Honda Motor Company, Ltd. (a)	13,800	482,440
Hoya Corp. (a)	6,200	206,201
Japan Tobacco, Inc.	46	226,547
KDDI Corp.	29	232,118
Kubota Corp. (a)	29,000	254,812
Mitsubishi Corp. (a)	17,800	414,094
Mitsui Fudosan Company, Ltd. (a)	8,000	235,444
Mitsui Sumitomo Insurance Company, Ltd.	34,000	427,729
Nissan Motor Company, Ltd. (a)	24,000	257,832
Nitto Denko Corp. (a)	6,600	310,450
NOK Corp. (a)	6,400	109,148
Nomura Holdings, Inc. (a)	10,900	227,615
NTN Corp. (a)	18,000	156,169
NTT DoCoMo, Inc. (a)	164	304,104
Rohm Company, Ltd. (a)	3,600	327,342
Shin-Etsu Chemical Company, Ltd. (a)	4,700	287,441
SMC Corp.	1,500	201,718
Sompo Japan Insurance, Inc.	18,000	224,914
Sumitomo Mitsui Financial Group, Inc. (a)	56	509,676
Sumitomo Trust & Banking Company, Ltd. (a)	21,000	219,530
Takefuji Corp. (a)	3,880	156,104
Tanabe Seiyaku Company, Ltd. (a)	7,000	95,445
The Bank of Yokohama, Ltd.	30,000	224,301
Tokyo Gas Company, Ltd. (a)	36,000	201,182
Toyota Motor Corp. (a)	9,000	577,978
Yamada Denki Company, Ltd.	2,580	240,959

		8,964,911

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherland Antilles - 0.12%
Schlumberger, Ltd.	5,400	$373,140
Netherlands - 1.20%
ABN AMRO Holdings NV	27,322	1,177,334
Aegon NV	22,782	454,593
ASML Holding NV *	14,181	350,675
ING Groep NV	11,903	503,839
Koninklijke (Royal) KPN NV (a)	24,870	387,825
Koninklijke (Royal) Philips Electronics NV (a)	7,921	302,870
Reed Elsevier NV	17,059	302,067
TNT Post Group NV	7,153	328,415

		3,807,618
Norway - 0.20%
Statoil ASA (a)	15,500	422,027
Telenor ASA (a)	11,300	200,777

		622,804
Singapore - 0.02%
Singapore Telecommunications, Ltd.	24,000	51,877
Spain - 0.33%
Banco Santander Central Hispano SA	57,658	1,030,214
Sweden - 0.24%
Ericsson LM, Series B (a)	100,000	367,934
Sandvik AB (a)	22,100	392,329

		760,263
Switzerland - 1.36%
Alcon, Inc.	2,600	342,732
Clariant AG *	8,879	152,669
Credit Suisse Group AG	15,156	1,089,892
Holcim, Ltd.	4,254	426,944
Nestle SA (a)	1,172	457,405
Novartis AG	13,251	761,665
Roche Holdings AG	4,906	869,858
Straumann Holding AG * (a)	750	215,549

		4,316,714
United Kingdom - 3.25%
AstraZeneca Group PLC	2,801	150,743
Barclays PLC	65,458	929,014
BICC PLC	14,441	135,594
BP PLC	135,511	1,472,441
British Sky Broadcasting Group PLC	21,080	234,032
Cadbury Schweppes PLC	19,258	247,163
Carnival PLC	6,016	290,015
Diageo PLC	34,727	703,749
Gallaher Group PLC	22,258	496,410
GlaxoSmithKline PLC	9,357	257,311
Home Retail Group	10,542	92,136
Kesa Electricals PLC	31,145	207,832
Kingfisher PLC	67,536	369,909
Prudential PLC	46,680	659,296
Rentokil Initial PLC	32,666	104,811
Rio Tinto PLC	4,269	243,864

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Royal Bank of Scotland Group PLC	27,724	$1,082,734
Scottish & Southern Energy PLC	9,867	299,304
Tesco PLC	55,740	487,437
Vodafone Group PLC	430,571	1,148,440
Wolseley PLC	18,072	423,684
WPP Group PLC	17,911	271,478

		10,307,397
United States - 53.04%
Abercrombie & Fitch Company, Class A	4,400	332,992
Adobe Systems, Inc. *	8,700	362,790
Akamai Technologies, Inc. * (a)	1,800	89,856
Allergan, Inc.	32,800	3,634,896
Allstate Corp.	22,100	1,327,326
Amazon.com, Inc. * (a)	25,100	998,729
American Electric Power Company, Inc.	28,200	1,374,750
American International Group, Inc.	17,600	1,183,072
Analog Devices, Inc.	47,300	1,631,377
Anheuser-Busch Companies, Inc.	19,800	999,108
Apache Corp.	2,300	162,610
Apple Computer, Inc. *	7,000	650,370
AT&T, Inc.	56,100	2,212,023
Bank of New York Company, Inc.	14,500	587,975
Baxter International, Inc.	10,200	537,234
BEA Systems, Inc. *	49,100	569,069
Best Buy Company, Inc.	4,400	214,368
Boeing Company	1,900	168,929
BorgWarner, Inc.	20,900	1,576,278
Bristol-Myers Squibb Company	63,000	1,748,880
Broadcom Corp., Class A *	7,300	234,111
Burlington Northern Santa Fe Corp.	38,000	3,056,340
C.R. Bard, Inc.	5,300	421,403
Carnival Corp.	46,200	2,164,932
Cephalon, Inc. * (a)	7,900	562,559
Chevron Corp.	11,400	843,144
Chico's FAS, Inc. * (a)	35,500	867,265
Cisco Systems, Inc. *	25,900	661,227
Citigroup, Inc.	119,600	6,140,264
City National Corp.	8,900	655,040
Coach, Inc. *	18,800	940,940
Constellation Brands, Inc., Class A *	47,900	1,014,522
Costco Wholesale Corp.	35,000	1,884,400
Dell, Inc. *	38,700	898,227
Dominion Resources, Inc.	3,700	328,449
Dun & Bradstreet Corp.	2,000	182,400
eBay, Inc. *	20,400	676,260
Embarq Corp.	7,204	405,945
ENSCO International, Inc.	25,000	1,360,000
EOG Resources, Inc.	17,000	1,212,780
Exelon Corp.	57,200	3,930,212
Expeditors International of Washington, Inc.	5,400	223,128
Express Scripts, Inc. *	5,600	452,032

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Exxon Mobil Corp.	18,600	$1,403,370
Federal Home Loan Mortgage Corp.	23,800	1,415,862
FedEx Corp.	20,400	2,191,572
Fifth Third Bancorp (a)	56,300	2,178,247
Fortune Brands, Inc.	15,900	1,253,238
Genentech, Inc. *	4,700	385,964
General Dynamics Corp.	5,500	420,200
General Electric Company	111,100	3,928,496
Genzyme Corp. *	38,900	2,334,778
GlobalSantaFe Corp.	24,300	1,498,824
Goldman Sachs Group, Inc.	1,900	392,597
Google, Inc., Class A *	2,200	1,007,952
H & R Block, Inc.	9,400	197,776
Halliburton Company	38,600	1,225,164
Harley-Davidson, Inc. (a)	14,900	875,375
Harman International Industries, Inc.	1,500	144,120
Hartford Financial Services Group, Inc.	15,300	1,462,374
Hilton Hotels Corp.	6,500	233,740
Hologic, Inc. *	4,100	236,324
Home Depot, Inc.	51,500	1,892,110
Illinois Tool Works, Inc.	52,800	2,724,480
Intel Corp.	126,200	2,414,206
International Game Technology	3,400	137,292
iShares Russell 1000 Growth Index Fund	600	33,390
Johnson & Johnson	31,500	1,898,190
Johnson Controls, Inc.	32,100	3,037,302
JP Morgan Chase & Company	54,000	2,612,520
Las Vegas Sands Corp. *	3,200	277,152
Linear Technology Corp.	31,100	982,449
Masco Corp.	91,400	2,504,360
McAfee, Inc. *	27,000	785,160
McGraw-Hill Companies, Inc.	21,200	1,333,056
Medco Health Solutions, Inc. *	21,400	1,552,142
Medtronic, Inc.	33,700	1,653,322
Mellon Financial Corp.	56,700	2,446,038
Merck & Company, Inc.	41,500	1,833,055
Merrill Lynch & Company, Inc.	4,500	367,515
Microsoft Corp.	191,000	5,323,170
Millennium Pharmaceuticals, Inc. * (a)	57,500	653,200
Monster Worldwide, Inc. *	8,500	402,645
Moody's Corp.	1,700	105,502
Morgan Stanley	71,500	5,631,340
National Semiconductor Corp.	42,200	1,018,708
Network Appliance, Inc. *	3,300	120,516
News Corp., Class A	48,700	1,125,944
NiSource, Inc.	33,700	823,628
Northeast Utilities	14,700	481,719
Northrop Grumman Corp.	16,400	1,217,208
Omnicom Group, Inc.	19,900	2,037,362
PACCAR, Inc.	22,300	1,636,820
Peabody Energy Corp.	2,600	104,624
Pepco Holdings, Inc.	22,100	641,342

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
PepsiCo, Inc.	9,100	$578,396
PNC Financial Services Group, Inc.	24,600	1,770,462
Praxair, Inc.	9,400	591,824
Precision Castparts Corp.	800	83,240
Procter & Gamble Company	5,400	341,064
QUALCOMM, Inc.	13,900	592,974
Quest Diagnostics, Inc.	9,000	448,830
R.H. Donnelley Corp. * (a)	18,507	1,311,961
Red Hat, Inc. * (a)	32,700	749,811
Rockwell Automation, Inc.	5,700	341,259
Sempra Energy Corp.	26,800	1,635,068
Southwestern Energy Company *	2,700	110,646
Sprint Nextel Corp.	169,195	3,207,937
Starwood Hotels & Resorts Worldwide, Inc.	5,000	324,250
Symantec Corp. *	98,844	1,710,001
Sysco Corp.	52,500	1,776,075
Target Corp.	7,200	426,672
Texas Instruments, Inc.	5,600	168,560
UBS Emerging Markets Equities Fund *	414,999	12,078,257
UBS High Yield Fund	131,879	2,848,807
United Technologies Corp.	9,700	630,500
UnitedHealth Group, Inc.	39,500	2,092,315
Viacom, Inc. *	27,700	1,138,747
Waters Corp. *	8,700	504,600
Wells Fargo & Company (c)	128,200	4,413,926
Wyeth	58,700	2,936,761
Wynn Resorts, Ltd. * (a)	4,300	407,898
Xilinx, Inc.	54,200	1,394,566
XTO Energy, Inc.	7,100	389,151
Yahoo!, Inc. *	33,400	1,045,086

		168,121,296

TOTAL COMMON STOCKS (Cost $189,352,483)		$214,250,875

U.S. TREASURY OBLIGATIONS - 5.77%
U.S. Treasury Bonds - 1.42%
4.50% due 02/15/2036	$1,030,000	971,096
6.25% due 08/15/2023	890,000	1,021,762
8.125% due 08/15/2021	765,000	1,018,048
8.75% due 05/15/2017	1,130,000	1,493,807

		4,504,713
U.S. Treasury Notes - 4.35%
3.875% due 02/15/2013	35,000	33,806
4.75% due 12/31/2008 to 10/31/2011	7,805,000	7,823,724
5.125% due 05/15/2016	5,745,000	5,940,014

		13,797,544

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,338,240)		$18,302,257

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.24%
Federal Home Loan Bank - 0.20%
5.00% due 02/20/2009 to 10/02/2009	620,000	621,670

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. - 0.59%
4.50% due 06/01/2034		$264,815	$249,277
5.375% due 12/27/2011		375,000	374,514
5.50% due 04/01/2018 to 01/01/2019		371,713	373,373
5.60% due 10/17/2013		315,000	315,571
5.75% due 06/27/2016		165,000	171,209
6.00% due 12/01/2017 to 08/15/2030		70,905	71,830
6.50% due 11/01/2029		317,551	327,559

			1,883,333
Federal National Mortgage
Association - 4.34%
4.25% due 08/15/2010		495,000	486,521
4.375% due 03/15/2013		2,760,000	2,687,456
4.747% due 03/01/2035 (b)		722,549	717,095
4.88% due 05/01/2035		515,801	514,445
5.20% due 11/08/2010		305,000	304,139
5.50% due 10/01/2017 to 09/01/2034		3,044,436	3,025,392
5.85% due 02/01/2036		394,335	398,514
6.00% due 06/01/2014 to 12/01/2036		2,845,147	2,866,898
6.07% due 05/12/2016		355,000	357,225
6.19% due 04/01/2036		797,682	805,885
6.25% due 02/01/2011		275,000	288,479
6.50% due 06/01/2017 to 07/01/2031		828,418	853,970
6.625% due 11/15/2030		240,000	282,902
7.50% due 07/25/2041		160,699	166,895

			13,755,816
Government National Mortgage
Association - 0.11%
6.00% due 07/15/2029		100,304	102,005
6.125% due 12/20/2029 (b)		12,509	12,670
6.50% due 06/15/2029 to 04/15/2031		220,208	226,754

			341,429

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,690,290)			$16,602,248

FOREIGN GOVERNMENT OBLIGATIONS - 6.75%
Austria - 0.39%
Republic of Austria, Series 98, Class 1
5.00% due 01/15/2008	EUR	725,000	976,422
5.25% due 01/04/2011		185,000	257,583

			1,234,005
Belgium - 0.19%
Kingdom of Belgium
5.75% due 03/28/2008		440,000	597,705
Canada - 0.21%
Government of Canada
6.00% due 06/01/2011	CAD	710,000	662,451
Egypt - 0.05%
Arab Republic of Egypt
4.45% due 09/15/2015		$180,000	173,844

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
France - 1.08%
Government of France
3.50% due 07/12/2009	EUR	545,000	$720,720
3.75% due 04/25/2021		395,000	502,980
4.75% due 04/25/2035		205,000	294,162
5.50% due 04/25/2029		685,000	1,071,640
5.50% due 04/25/2010		595,000	828,801

			3,418,303
Germany - 2.20%
Bundesrepublik Deutschland, Series 06
3.75% due 01/04/2017		385,000	501,934
Bundesschatzanweisungen
2.25% due 09/14/2007		710,000	942,480
Federal Republic of Germany
3.50% due 10/10/2008		590,000	783,014
3.75% due 01/04/2015		80,000	104,909
3.75% due 01/04/2009		145,000	193,054
4.50% due 07/04/2009		945,000	1,276,495
4.75% due 07/04/2034		510,000	735,167
5.00% due 07/04/2012		395,000	552,120
5.25% due 07/04/2010		380,000	526,793
6.25% due 01/04/2024		265,000	439,704
6.50% due 07/04/2027		530,000	921,412

			6,977,082
Italy - 0.49%
Republic of Italy
4.50% due 05/01/2009		210,000	283,432
5.25% due 08/01/2011		900,000	1,259,860

			1,543,292
Japan - 1.32%
Japan Government Five Year Bond, Series 25
0.30% due 03/20/2008	JPY	66,000,000	559,556
0.50% due 06/20/2007		143,000,000	1,215,686
0.50% due 12/10/2014		88,822,000	725,369
1.00% due 06/10/2016		35,035,000	292,969
1.30% due 06/20/2011		115,000,000	986,732
1.90% due 06/20/2025		35,000,000	291,781
2.30% due 06/20/2035		12,000,000	101,444

			4,173,537
Netherlands - 0.19%
Kingdom of Netherlands
4.00% due 01/15/2037	EUR	175,000	223,284
5.00% due 07/15/2011		285,000	395,395

			618,679
Sweden - 0.06%
Kingdom of Sweden
6.75% due 05/05/2014	SEK	1,050,000	175,954
8.00% due 08/15/2007		100,000	14,541

			190,495
United Kingdom - 0.57%
Government of United Kingdom
4.75% due 03/07/2020	GBP	525,000	1,025,530

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
United Kingdom (continued)
Government of United Kingdom (continued)
4.75% due 09/07/2015	GBP	175,000	$338,055
5.00% due 03/07/2012		55,000	107,236
8.00% due 06/07/2021		130,000	337,466

			1,808,287

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $20,943,498)			$21,397,680

CORPORATE BONDS - 2.86%
Canada - 0.01%
Anadarko Finance Company, Series B
6.75% due 05/01/2011		$40,000	42,009
France - 0.01%
France Telecom SA
7.75% due 03/01/2011		30,000	32,684
Germany - 0.16%
KfW Bankengruppe, EMTN
4.75% due 12/07/2010	GBP	100,000	191,316
Landwirtschaftliche Rentenbank
6.00% due 09/15/2009	AUD	380,000	304,130

			495,446

Luxembourg - 0.09%
Telecom Italia Capital SA
5.25% due 11/15/2013		$295,000	286,015
United Kingdom - 0.16%
Abbey National PLC
7.95% due 10/26/2029		25,000	31,452
Lloyds TSB Bank PLC, Series EMTN
6.625% due 03/30/2015	GBP	90,000	187,444
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$65,000	71,835
Royal Bank of Scotland PLC
9.625% due 06/22/2015	GBP	60,000	147,929
SABMiller PLC
6.50% due 07/01/2016		$55,000	58,121

			496,781

United States - 2.43%
Abbott Laboratories
5.60% due 05/15/2011		110,000	112,175
Allergan, Inc.
5.75% due 04/01/2016		135,000	137,848
American General Finance Corp.
5.375% due 10/01/2012		30,000	30,134
AOL Time Warner, Inc.
6.875% due 05/01/2012		150,000	159,843
AT&T Corp.
8.00% due 11/15/2031 (b)		45,000	55,610
AT&T Wireless Services, Inc.
8.75% due 03/01/2031		30,000	38,698
Avalonbay Communities, Inc.
7.50% due 08/01/2009		15,000	15,781
Avon Products, Inc.
7.15% due 11/15/2009		25,000	26,223

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp.
5.42% due 03/15/2017		$100,000	$98,962
Bank One Corp.
7.875% due 08/01/2010		125,000	135,274
Bellsouth Corp.
6.55% due 06/15/2034		35,000	35,984
Boeing Capital Corp.
6.10% due 03/01/2011		50,000	51,894
Bristol-Myers Squibb Company
5.875% due 11/15/2036		115,000	112,700
Burlington Northern Santa Fe Corp.
7.082% due 05/13/2029		25,000	27,062
Capital One Financial Corp.
5.50% due 06/01/2015		105,000	103,555
Citigroup, Inc.
5.00% due 09/15/2014		166,000	162,059
5.625% due 08/27/2012		165,000	167,989
Citigroup, Inc., Series E, MTN
5.50% due 11/18/2015	GBP	95,000	184,229
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		$345,000	363,300
Computer Sciences Corp.
3.50% due 04/15/2008 (a)		35,000	34,172
ConAgra Foods, Inc.
6.75% due 09/15/2011		2,000	2,113
Coors Brewing Company
6.375% due 05/15/2012		30,000	31,235
Countrywide Funding Corp., MTN
3.25% due 05/21/2008		75,000	73,295
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012		95,000	99,866
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		375,000	369,372
Devon Financing Corp., ULC
6.875% due 09/30/2011		50,000	53,191
Dominion Resources, Inc.
5.95% due 06/15/2035		75,000	72,887
DTE Energy Company
6.35% due 06/01/2016		105,000	109,807
Duke Capital LLC
5.668% due 08/15/2014		55,000	54,424
Erac USA Finance Company
7.35% due 06/15/2008		55,000	55,995
Exelon Generation Company LLC
5.35% due 01/15/2014		85,000	82,410
First Union National Bank
7.80% due 08/18/2010		35,000	37,655
Ford Motor Credit Company
5.80% due 01/12/2009		730,000	716,091
Fortune Brands, Inc.
5.375% due 01/15/2016		170,000	163,373
General Electric Capital Corp.
6.75% due 03/15/2032		50,000	56,652
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		275,000	285,734

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
United States (continued)
General Motors Acceptance Corp.
6.875% due 09/15/2011	$110,000	$110,107
Goldman Sachs Group, Inc.
6.875% due 01/15/2011	185,000	195,584
Harley Davidson Funding Corp. MTN
3.625% due 12/15/2008	25,000	24,362
HSBC Finance Corp.
6.75% due 05/15/2011	130,000	136,949
ICI Wilmington, Inc.
4.375% due 12/01/2008	80,000	78,818
International Lease Finance Corp.
3.50% due 04/01/2009	135,000	130,928
John Deere Capital Corp.
7.00% due 03/15/2012	35,000	37,830
JPMorgan Chase & Company
6.75% due 02/01/2011	80,000	84,129
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	90,000	87,041
5.80% due 03/15/2035	135,000	124,514
Kraft Foods, Inc.
5.625% due 11/01/2011	65,000	65,793
Lehman Brothers Holdings Inc, Series MTN
5.25% due 02/06/2012	165,000	164,849
Morgan Stanley
6.75% due 04/15/2011	150,000	158,651
Norfolk Southern Corp.
5.257% due 09/17/2014	80,000	78,059
Pacific Gas & Electric Company
6.05% due 03/01/2034	50,000	50,122
Pemex Project Funding Master Trust
8.00% due 11/15/2011	30,000	33,150
PPL Capital Funding, Inc.
4.33% due 03/01/2009	30,000	29,356
ProLogis, REIT
5.625% due 11/15/2015	90,000	90,723
PSEG Power LLC
6.95% due 06/01/2012	145,000	154,860
Residential Capital Corp.
6.125% due 11/21/2008	135,000	134,931
6.375% due 06/30/2010	240,000	239,936
Sprint Capital Corp.
8.75% due 03/15/2032	85,000	100,259
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	65,000	63,796
Washington Mutual Bank
5.50% due 01/15/2013	325,000	324,334
Washington Mutual Bank, Series BKNT
5.95% due 05/20/2013	270,000	275,546
Waste Management, Inc.
7.375% due 08/01/2010	35,000	37,234
Wells Fargo Bank NA
6.45% due 02/01/2011	285,000	298,469
Wyeth
5.50% due 03/15/2013 (b)	35,000	35,299

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Xcel Energy, Inc.
7.00% due 12/01/2010	$35,000	$37,144

		7,700,365

TOTAL CORPORATE BONDS (Cost $9,088,654)		$9,053,300

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.62%
United Kingdom - 0.16%
Mound Financing PLC, Series 2005-4A, Class 2B
5.56% due 02/08/2042 (b)	500,000	500,471
United States - 5.46%
Adjustable Rate Mortgage Trust,
Series 2006-1, Class 5A1
6.0963% due 03/25/2036 (b)	404,877	408,209
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class C
6.349% due 06/11/2035	345,000	361,365
Banc of America Funding Corp.,
Series 2006-G, Class 3A2
5.75% due 07/20/2036	600,000	606,044
Bear Stearns Commercial Mortgage Securities,
Series 2004-ESA, Class H
5.426% due 05/14/2016	1,000,000	1,004,414
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class K
5.5699% due 02/05/2019 (b)	1,000,000	983,834
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-16, Class M1
6.25% due 11/25/2036 (b)	996,450	1,025,037
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2006-HYB1, Class 1A1
5.3725% due 03/20/2036 (b)	390,659	391,880
Credit Suisse Mortgage Capital Certificates,
Series 2006-2, Class 3A1
6.50% due 03/25/2036	415,183	419,703
CS First Boston Mortgage Securities Corp.,
Series 2003-27, Class 9A1
7.00% due 11/25/2033	16,326	16,714
CS First Boston Mortgage Securities Corp.,
Series 2005-12, Class 1A1
6.50% due 01/25/2036	386,385	392,135
CS First Boston Mortgage
Securities Corp., Series 2005-11, Class 4A1
7.00% due 12/25/2035	324,713	329,751
Federal Home Loan Mortgage Corp., REMICS,
Series 2006-3174, Class CD
5.50% due 05/15/2032	525,000	524,520
Federal Home Loan Mortgage Corp., REMICS,
Series 2006-3205, Class PC
6.00% due 09/15/2032	400,000	407,919
Federal Home Loan Mortgage Corp.,
Series 2005-3062, Class HD
5.00% due 06/15/2031	500,000	489,771
Federal Home Loan Mortgage Corp.,
Series 2006-3149, Class PC
6.00% due 10/15/2031	600,000	612,525

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NC
6.00% due 12/15/2032	$475,000	$485,004
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MC
6.00% due 04/15/2032	475,000	483,593
First Horizon Alternative Mortgage Securities,
Series 2004-AA3, Class A1
5.3042% due 09/25/2034 (b)	79,543	79,956
First Union Lehman Brothers Mortgage Trust,
Series 1997-C2, Class A3
6.65% due 11/18/2029	62,357	62,420
G-Force CDO, Ltd. Series 2006-1A, Class A3
5.60% due 09/27/2046	375,000	376,055
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A
5.3938% due 03/21/2046 (b)	1,050,000	1,041,905
GS Mortgage Securities Corp. II,
Series 2006-RR2, Class A1
5.6739% due 06/23/2046 (b)	1,250,000	1,270,740
GS Mortgage Securities Corp.,
Series 1998-GLII, Class A1
6.312% due 04/13/2031	34,852	34,879
GSR Mortgage Loan Trust,
Series 2005-4F, Class 3A1
6.50% due 04/25/2020	279,820	289,322
Indymac Index Mortgage Loan Trust,
Series 2005-AR27, Class 3A3
5.5779% due 12/25/2035 (b)	450,000	449,901
JP Morgan Alternative Loan Trust,
Series 2006-A4, Class A7
6.30% due 09/25/2036 (b)	525,000	539,181
JPMorgan Commercial Mortgage Finance Corp.,
Series 1999-C8, Class A2
7.40% due 07/15/2031	170,673	176,393
Mach One 2004 Trust, Series 2004-1A, Class A1
3.89% due 05/28/2040	133,740	129,560
Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
Series 2003-D, Class XA1
1.00% IO due 08/25/2028 (b)	388,233	891
MLCC Mortgage Investors, Inc.,
Series 2006-2, Class 4A
5.7961% due 05/25/2036 (b)	622,948	622,218
Morgan Stanley Dean Witter
Capital I, Series 2000-LIFE, Class A2
7.57% due 11/15/2036	136,239	143,096
Morgan Stanley Mortgage Loan
Trust, Series 2006-1AR, Class 2A
6.0401% due 02/25/2036 (b)	347,411	352,821
Nomura Asset Securities Corp.,
Series 1996-MD5, Class A4
7.36% due 04/13/2039 (b)	19,386	19,467
Structured Asset Securities Corp.,
Series 2002-23XS, Class A7
6.08% due 11/25/2032	150,000	148,929

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
TBW Mortgage Backed Pass Through Certificates,
Series 2006-2, Class 7A1
7.00% due 07/25/2036		$712,573	$735,495
Washington Mutual, Inc., Series 2007-HY1, Class
3A3
5.889% due 02/25/2037 (b)		500,000	497,968
Washington Mutual, Inc., Series 2007-HY1, Class
LB1
5.81% due 02/25/2037 (b)		999,959	1,001,594
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)		378,390	380,041

			17,295,250

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,763,730)			$17,795,721

ASSET BACKED SECURITIES - 0.81%
United States - 0.81%
Countrywide Asset-Backed Certificates,
Series 2004-SD1, Class A1
5.66% due 06/25/2033 (b)		11,602	11,636
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFA, Class M3
5.517% due 03/25/2025		500,000	492,501
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFA, Class B3
6.507% due 03/25/2025		600,000	585,428
Greenpoint Home Equity Loan Trust,
Series 2004-3, Class A
5.55% due 03/15/2035 (b)		32,818	32,968
GSAMP Trust, Series 2006-S3, Class A2
5.769% due 05/25/2036		450,000	450,070
GSAMP Trust, Series 2006-S5, Class A2
5.658% due 09/25/2036		500,000	502,449
Home Equity Mortgage
Trust, Series 2006-3, Class A2
5.594% due 09/25/2036 (b)		500,000	501,722

			2,576,774

TOTAL ASSET BACKED SECURITIES
(Cost $2,561,888)			$2,576,774

SUPRANATIONAL OBLIGATIONS - 0.08%
Luxembourg - 0.08%
European Investment Bank, Series MTN
5.75% due 09/15/2009	AUD	330,000	263,215

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $244,138)			$263,215

SHORT TERM INVESTMENTS - 5.59%
State Street Navigator Securities
Lending Prime Portfolio (c)		$15,102,462	$15,102,462

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bill
zero coupon due 05/31/2007	$2,645,000	$2,623,069

TOTAL SHORT TERM INVESTMENTS
(Cost $17,725,531)		$17,725,531

REPURCHASE AGREEMENTS - 3.69%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$11,712,488 on 04/02/2007,
collateralized by $12,240,000 U.S.
Treasury Bill, zero coupon due
09/27/2007 (valued at
$11,946,240) (c)	$11,708,000	$11,708,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,708,000)		$11,708,000

Total Investments (Global Allocation Trust)
(Cost $304,416,452) - 104.01%		$329,675,601
Liabilities in Excess of Other Assets - (4.01)%		(12,724,256)

TOTAL NET ASSETS - 100.00%		$316,951,345

The portfolio had the following five top industry concentrations as of
March 31, 2007 (as a percentage of total net assets):

Financial Services	8.41%
Mutual Funds	4.71%
Banking	4.11%
Pharmaceuticals	2.84%
Insurance	2.80%

Global Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 6.09%
Treasury Inflation Protected
Securities (d) - 0.04%
2.00% due 01/15/2026 (a)***	$407,896	$387,661
U.S. Treasury Bonds - 4.62%
8.125% due 08/15/2019 (a)***	14,100,000	18,413,726
8.875% due 08/15/2017 (a)***	25,000	33,430
8.875% due 02/15/2019 ***	24,500,000	33,476,947

		51,924,103
U.S. Treasury Notes - 0.67%
3.25% due 08/15/2007 (a)***	4,030,000	4,003,080
3.875% due 05/15/2010 to
09/15/2010 (a)***	1,730,000	1,697,041
4.625% due 02/29/2012 ***	100,000	100,371
4.875% due 05/31/2011 ***	1,700,000	1,726,031

		7,526,523

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Strips - 0.76%
zero coupon due 05/15/2017 to
02/15/2019 ***		$14,800,000	$8,587,931

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $70,112,742)			$68,426,218

U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.05%
Federal National Mortgage
Association - 78.59%
2.125% due 10/09/2007 ***	JPY	100,000,000	857,298
4.19% due 11/01/2034 (b)***		$5,204,672	5,171,996
5.00% due 11/25/2032 to 03/01/2036 ***		15,237,775	14,713,453
5.00% TBA ** ***		74,000,000	71,664,412
5.50% due 04/01/2024 to 02/01/2035 ***		37,070,789	36,769,196
5.50% TBA ** ***		27,600,000	27,209,000
5.67% due 03/25/2044 (b)***		252,048	252,231
5.72% due 09/25/2032 (b)***		63,865	64,079
6.00% due 05/15/2008 to 12/01/2036 ***		108,689,804	109,505,008
6.00% TBA ** ***		582,000,000	586,183,416
6.50% TBA ** ***		30,000,000	30,600,000

			882,990,089
Government National Mortgage
Association - 0.30%
5.25% due 01/20/2030 (b)***		72,437	73,068
5.375% due 02/20/2024 to
06/20/2030 (b)***		241,391	244,242
6.00% due 08/20/2034 ***		2,918,018	2,988,672
6.125% due 11/20/2023 to
10/20/2026 (b)***		137,816	139,511

			3,445,493
Small Business Administration - 0.16%
4.12% due 03/01/2014 ***		1,509,126	1,434,921
6.64% due 02/01/2011 ***		136,047	141,329
7.22% due 11/01/2020 ***		199,778	211,316

			1,787,566

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $890,835,931)			$888,223,148

FOREIGN GOVERNMENT OBLIGATIONS - 50.05%
Australia - 0.02%
Commonwealth of Australia
5.75% due 06/15/2011 ***	AUD	250,000	199,943
Austria - 0.51%
Republic of Austria
5.25% due 01/04/2011 ***	EUR	2,900,000	4,037,790
5.50% due 01/15/2010 ***		1,200,000	1,665,208

			5,702,998
Canada - 0.12%
Province of British Columbia, Canada
6.35% due 06/18/2031 ***	CAD	125,000	137,328
7.25% due 06/01/2007 ***		250,000	217,898

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Canada (continued)
Province of Quebec, Canada
5.75% due 12/01/2036 ***	CAD	1,000,000	$1,008,700

			1,363,926
Denmark - 0.79%
Nykredit Realkredit A/S, Series IOH
4.158% due 10/01/2038 ***	DKK	10,998,982	1,946,460
Realkredit Danmark A/S, Series 83D
4.51% due 10/01/2038 ***		28,981,537	5,126,184
4.51% due 10/01/2038 (b)***		10,000,000	1,776,853

			8,849,497
Finland - 0.25%
Republic of Finland
5.75% due 02/23/2011 ***	EUR	2,030,000	2,879,719
France - 4.28%
Government of France
3.00% due 07/12/2008 ***		3,000,000	3,960,886
3.40% due 07/25/2029 ***		337,584	557,995
4.00% due 04/25/2055 ***		200,000	253,368
4.00% due 04/25/2014 ***		400,000	532,879
4.00% due 10/25/2014 ***		4,500,000	5,988,995
4.00% due 04/25/2009 ***		40,000	53,466
4.75% due 04/25/2035 ***		500,000	717,469
5.00% due 10/25/2011 ***		4,550,000	6,325,477
5.25% due 04/25/2008 ***		5,830,000	7,890,299
5.50% due 04/25/2010 ***		5,190,000	7,229,375
5.75% due 10/25/2032 ***		8,900,000	14,543,518

			48,053,727
Germany - 21.98%
Federal Republic of Germany
3.50% due 10/09/2009 ***		1,800,000	2,378,434
3.75% due 07/04/2013 ***		4,200,000	5,530,693
4.25% due 01/04/2014 ***		10,300,000	13,941,495
4.25% due 07/04/2014 ***		23,200,000	31,422,061
4.50% due 07/04/2009 ***		10,190,000	13,764,532
4.50% due 01/04/2013 ***		1,040,000	1,423,652
4.75% due 07/04/2034 ***		1,600,000	2,306,406
5.00% due 01/04/2012 ***		6,600,000	9,196,514
5.00% due 07/04/2012 ***		2,600,000	3,634,205
5.25% due 01/04/2011 ***		70,775,000	98,599,744
5.25% due 01/04/2008 ***		125,000	168,623
5.25% due 07/04/2010 ***		4,000,000	5,545,185
5.375% due 01/04/2010 ***		1,500,000	2,075,432
5.50% due 01/04/2031 ***		1,200,000	1,893,503
5.625% due 01/04/2028 ***		13,600,000	21,548,641
6.00% due 07/04/2007 ***		720,000	967,570
6.25% due 01/04/2024 ***		5,900,000	9,789,632
6.25% due 01/04/2030 ***		5,175,000	8,886,696
6.50% due 07/04/2027 ***		8,000,000	13,908,112

			246,981,130
Greece - 0.03%
Hellenic Republic
8.80% due 06/19/2007 ***		293,470	396,240

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Italy - 0.09%
Republic of Italy
4.25% due 11/01/2009 ***	EUR	140,000	$188,324
5.50% due 11/01/2010 ***		560,000	784,662

			972,986
Japan - 16.62%
Government of Japan
0.50% due 06/20/2013 ***	JPY	130,000,000	1,051,802
0.70% due 09/20/2008 ***		1,130,000,000	9,610,195
0.80% due 12/10/2015 ***		471,880,000	3,910,264
0.90% due 12/22/2008 ***		365,000,000	3,111,524
1.00% due 06/10/2016 ***		1,471,470,000	12,304,701
1.10% due 03/21/2011 ***		360,000,000	3,066,074
1.10% due 12/10/2016 ***		4,960,060,000	41,878,154
1.50% due 09/20/2014 ***		660,000,000	5,634,047
1.50% due 03/20/2014 ***		480,000,000	4,110,729
1.50% due 03/20/2015 ***		1,700,000,000	14,470,107
1.50% due 03/20/2011 ***		1,380,000,000	11,934,919
1.60% due 06/20/2014 ***		70,000,000	602,819
1.60% due 09/20/2014 ***		1,680,000,000	14,441,898
1.60% due 09/20/2013 ***		400,000,000	3,458,400
1.80% due 03/22/2010 ***		180,000,000	1,567,953
2.30% due 06/20/2035 ***		3,410,000,000	28,826,907
2.30% due 05/20/2030 ***		165,000,000	1,426,339
2.40% due 03/20/2034 ***		450,000,000	3,889,785
2.50% due 09/20/2035 ***		1,060,000,000	9,334,735
2.50% due 06/20/2036 ***		1,370,000,000	12,068,947

			186,700,299
Netherlands - 0.32%
Kingdom of Netherlands
5.00% due 07/15/2011 ***	EUR	100,000	138,735
5.50% due 01/15/2028 ***		2,190,000	3,417,889

			3,556,624
Spain - 0.76%
Kingdom of Spain
4.20% due 07/30/2013 ***		100,000	134,710
4.75% due 07/30/2014 ***		600,000	838,614
5.15% due 07/30/2009 ***		2,910,000	3,986,564
6.15% due 01/31/2013 ***		2,420,000	3,580,195

			8,540,083
Sweden - 0.37%
Kingdom of Sweden
5.00% due 01/28/2009 ***	SEK	14,200,000	2,075,431
5.25% due 03/15/2011 ***		14,350,000	2,152,618

			4,228,049
United Kingdom - 3.91%
Government of United Kingdom
4.00% due 03/07/2009 ***	GBP	270,000	517,796
4.25% due 06/07/2032 ***		500,000	947,415
4.75% due 06/07/2010 ***		11,000,000	21,277,939
5.00% due 03/07/2012 ***		1,900,000	3,704,524
5.00% due 03/07/2008 ***		3,700,000	7,253,038

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
United Kingdom (continued)
Government of United Kingdom (continued)
5.75% due 12/07/2009 ***	GBP	25,000	$49,649
6.00% due 12/07/2028 ***		335,000	782,179
7.25% due 12/07/2007 ***		1,210,000	2,408,501
8.00% due 12/07/2015 ***		500,000	1,187,803
8.00% due 09/27/2013 ***		2,540,000	5,785,755

			43,914,599

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $555,168,021)			$562,339,820

CORPORATE BONDS - 22.75%
Australia - 0.25%
Seven Media Group, Term T1
6.00% due 02/07/2013 (f)	AUD	3,520,000	2,833,009
British Virgin Islands - 0.10%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***		$1,100,000	1,078,053
Canada - 1.08%
Alcan, Inc.
6.45% due 03/15/2011 ***		1,100,000	1,146,502
Canadian Natural Resources, Ltd.
6.70% due 07/15/2011 ***		1,100,000	1,156,928
DaimlerChrysler Canada Finance Inc., Series MTN
4.85% due 03/30/2009 ***	CAD	1,100,000	959,821
Honda Canada Finance, Inc., Series EMTN
4.524% due 03/26/2012 (b)***		10,200,000	8,847,255

			12,110,506
Cayman Islands - 1.43%
ASIF II Jersey, Ltd.
4.4443% due 06/15/2007 (b)***		3,200,000	2,775,751
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)***		$600,000	609,960
Mizuho Finance, Ltd.
1.525% due 12/31/2049 ***	JPY	200,000,000	1,734,438
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049 ***		$1,800,000	1,902,420
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)***	EUR	2,900,000	3,784,045
Mystic Re, Ltd.
14.37% due 12/05/2008 (b)***		$500,000	502,950
Pylon, Ltd., Class B Catastrophe Bond
6.016% due 12/29/2008 (b)***	EUR	600,000	818,008
SMFG Preferred Capital
6.078% due 01/29/2049 (b)***		$2,600,000	2,605,044
Transocean, Inc.
5.5906% due 09/05/2008 ***		1,300,000	1,301,378

			16,033,994
Denmark - 0.00%
Nykredit
6.00% due 10/01/2029 ***	DKK	281,911	53,001
Unikredit Realred
6.00% due 07/01/2029 ***		35,673	6,708

			59,709

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
France - 0.81%
Axa, SA
3.75% due 01/01/2017 ***	EUR	231,700	$740,216
BNP Paribas, Series EMTN
5.25% due 01/23/2014 (b)***		125,000	169,842
Dexia Credit Local SA, Series YCD
5.27% due 09/29/2008 ***		6,700,000	6,696,080
France Telecom SA, Series REGS
6.75 due 03/14/2008 ***		250,000	341,765
7.50 due 03/14/2011 ***	GBP	405,000	843,581
GIE PSA Tresorerie
5.875% due 09/27/2011 ***	EUR	250,000	353,090

			9,144,574
Germany - 0.09%
Kreditanstalt Fuer Wiederaufbau
5.00% due 07/04/2011 ***		250,000	346,214
Landesbank Baden Wurttemberg
5.50% due 04/02/2007 ***		200,000	267,480
Lbank Rheinland Pfalz Giro
4.75% due 04/04/2008 ***		330,000	444,140

			1,057,834
Iceland - 0.36%
Glitnir Banki HF
5.80% due 01/21/2011 (b)***		$900,000	906,700
5.83% due 01/18/2012 (b)***		1,100,000	1,107,137
Kaupthing Bank HF
5.75% due 10/04/2011 ***		1,000,000	1,008,303
Landsbanki Islands HF
6.06% due 08/25/2009 (b)***		1,000,000	1,012,861

			4,035,001
Ireland - 0.12%
Bank of Ireland
6.45% due 02/10/2010 ***	EUR	1,000,000	1,411,505
Italy - 0.10%
Edison SpA, EMTN
5.125% due 12/10/2010 ***		210,000	287,750
Telecom Italia SpA, Series EMTN
6.25% due 02/01/2012 ***		580,000	823,297

			1,111,047
Japan - 1.03%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series EMTN
3.50% due 12/16/2015 (b)***		900,000	1,166,351
Mizuho Finance
1.06% due 09/28/2049 ***	JPY	200,000,000	1,704,618
Mizuho Finance, Ltd.
1.668% due 04/27/2049 ***		100,000,000	861,165
Mizuho Trust & Banking Company
2.404% due 04/27/2009 ***		100,000,000	880,071
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)***		$2,700,000	2,686,802
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (b)***	EUR	250,000	333,597
5.625% due 07/29/2049 (b)***		$500,000	492,508
Sumitomo Mitsui Banking Corp., Series EMTN
1.266% due 12/31/2049 (b)***	JPY	100,000,000	856,342
Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Japan (continued)
Sumitomo Mitsui Banking Corp., Series EMTN
(continued)
1.445% due 12/01/2049 (b)***	JPY	300,000,000	$2,589,824

			11,571,278

Jersey Channel Islands - 0.05%
HSBC Capital Funding LP, Series REGS
8.03% due 12/29/2049 (b)***	EUR	350,000	539,802
Luxembourg - 0.35%
Telecom Italia Finance SA, EMTN
7.25 due 04/20/2011 ***		125,000	183,626
Unicredit Luxembourg Finance SA
5.4256% due 10/24/2008 (b)***		$400,000	400,064
VTB Capital SA for Vneshtorgbank
5.975% due 08/01/2008 ***		3,400,000	3,401,700

			3,985,390

Netherlands - 0.20%
Deutsche Telekom International Finance BV
7.50% due 05/29/2007 ***	EUR	125,000	167,977
8.125% due 05/29/2012 ***		180,000	279,337
E.ON International Finance BV, Series EMTN
5.75% due 05/29/2009 ***		590,000	812,168
RWE Finance BV, Series EMTN
6.125% due 10/26/2012 ***		125,000	181,601
Siemens Financieringsmaatschappij NV
5.41% due 08/14/2009 (b)***		$800,000	800,146

			2,241,229

Spain - 0.44%
Santander US Debt SA Unipersonal
5.42563% due 11/20/2009 ***		2,500,000	2,500,835
5.45% due 09/19/2008 (b)***		2,400,000	2,403,403

			4,904,238

Sweden - 0.07%
Spintab AB, Series 168
6.00% due 04/20/2009 ***	SEK	5,000,000	742,775
Tunisia - 0.17%
Banque Centrale de Tunisie
4.50% due 06/22/2020 ***	EUR	1,500,000	1,893,760
United Kingdom - 1.06%
Anglian Water Services Finance PLC, Series EMTN
4.625% due 10/07/2013 ***		250,000	336,991
AWG PLC
5.375% due 07/02/2009 ***		400,000	546,462
Cadbury Schweppes Investments PLC,
Series EMTN
4.25% due 06/30/2009 ***		675,000	898,874
HBOS PLC
5.92% due 09/29/2049 (b)***		$2,800,000	2,743,586
HSBC Holdings PLC
6.50% due 05/02/2036 ***		3,100,000	3,276,418
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (b)***	EUR	1,020,000	1,397,407
National Grid PLC, Series EMTN
4.98% due 06/22/2011 ***	CAD	2,000,000	1,762,668

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
NGG Finance PLC
6.125% due 08/23/2011 ***	EUR	250,000	$355,116
Royal Bank of Scotland PLC, Series EMTN
4.875% due 03/26/2009 ***		125,000	169,209
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 ***		$400,000	375,811

			11,862,542
United States - 15.04%
ACE INA Holdings, Inc.
5.875% due 06/15/2014 ***		500,000	510,579
American Express Centurion Bank, Series BKNT
5.35% due 05/07/2008 (b)***		2,400,000	2,398,446
American International Group, Inc.
5.365% due 06/23/2008 (b)***		3,400,000	3,399,102
6.25% due 03/15/2037 ***		500,000	486,660
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)***	EUR	1,700,000	2,229,413
Autozone, Inc.
5.875% due 10/15/2012 ***		$800,000	817,560
Bank of America Corp., MTN
3.625% due 03/03/2008 ***	EUR	250,000	332,768
Bank of America NA, Series BKNT
5.36% due 12/18/2008 (b)***		$4,250,000	4,246,171
Banque Nationale de Paris, Series YCD
5.262% due 05/28/2008 (b)***		5,100,000	5,100,026
Barclays Bank PLC, Series YCD
5.28% due 03/17/2008 (b)***		7,800,000	7,798,994
BellSouth Corp.
5.20% due 09/15/2014 ***		1,000,000	983,032
5.46% due 08/15/2008 (b)***		2,300,000	2,301,196
BNP Paribas
5.261% due 07/03/2008 ***		6,300,000	6,297,688
Boston Scientific Corp.
5.45% due 06/15/2014 ***		400,000	384,534
6.00% due 06/15/2011 ***		800,000	810,552
6.40% due 06/15/2016 ***		1,600,000	1,604,213
Charter One Bank N.A., Series BKNT
5.41% due 04/24/2009 (b)***		7,000,000	6,999,314
CIT Group, Inc., Series MTN
5.48% due 08/17/2009 (b)***		3,000,000	3,001,398
Citigroup, Inc.
5.3879% due 12/26/2008 (b)***		2,400,000	2,400,677
5.3925% due 12/28/2009 (b)***		2,600,000	2,598,354
CNA Financial Corp.
6.00% due 08/15/2011 ***		1,600,000	1,633,685
ConocoPhillips Australia Funding Company
5.46% due 04/09/2009 (b)***		4,200,000	4,201,394
CVS Corp.
5.75% due 08/15/2011 ***		300,000	305,527
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010 ***		300,000	296,956
DaimlerChrysler N.A. Holding Corp., Series MTN
5.75% due 09/08/2011 ***		400,000	406,373
Dominion Resources, Inc.
4.125% due 02/15/2008 ***		250,000	247,397

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Echostar DBS Corp.
5.75% due 10/01/2008 ***		$300,000	$300,375
Exelon Corp.
4.90% due 06/15/2015 ***		1,000,000	934,421
Ford Motor Company, Term B
8.36% due 11/29/2013 (f)		997,500	1,001,799
Ford Motor Credit Company, Series EMTN
4.875% due 05/17/2007 ***	EUR	230,000	307,557
Fortis Bank SA/NV - New York, NY, Series YCD
5.295% due 04/28/2008 (b)***		$2,400,000	2,402,297
General Electric Capital Corp.
4.625% due 09/15/2066 (b)***	EUR	100,000	132,455
6.625% due 02/04/2010 ***	NZD	250,000	173,396
General Electric Capital Corp., Series MTN
5.38% due 12/12/2008 (b)***		$1,300,000	1,300,595
5.46% due 10/21/2010 (b)***		500,000	500,688
Georgia Pacific Corp., Term B
7.345% due 12/20/2012 (b)(f)		1,980,000	1,991,147
GMAC LLC
6.00% due 12/15/2011 ***		1,500,000	1,454,865
Goldman Sachs Group, Inc.
5.836% due 03/22/2016 (b)***		1,100,000	1,100,860
HCA, Inc., Tranche B
8.086% due 11/01/2013 (b)(f)		2,000,000	2,017,360
Health Care Property Investors, Inc., Series MTN
5.95% due 09/15/2011 ***		300,000	305,269
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***		3,200,000	3,198,864
HSBC Finance Corp., Series MTN
5.44% due 06/19/2009 (b)***		3,800,000	3,805,635
International Lease Finance Corp.
5.35% due 03/01/2012 ***		1,100,000	1,107,064
iStar Financial, Inc., REITS
5.787% due 03/03/2008 ***		1,200,000	1,202,214
Johnson Controls, Inc.
5.25% due 01/15/2011 ***		900,000	901,270
JP Morgan & Company, Inc., MTN Series A
5.341% due 02/15/2012 (b)***		360,000	372,766
JP Morgan Chase & Company, Series MTN
5.058% due 02/22/2021 (b)***	CAD	1,000,000	876,008
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036 ***		$1,300,000	1,291,378
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037 ***		1,800,000	1,764,142
KFW International Finance, Inc.
1.75% due 03/23/2010 ***	JPY	185,000,000	1,610,596
5.75% due 01/15/2008 ***		$5,500,000	5,522,275
Kraft Foods, Inc.
6.25% due 06/01/2012 ***		1,200,000	1,246,925
Loews Corp.
5.25% due 03/15/2016 ***		400,000	392,165
Marsh & McLennan Companies, Inc.
5.15% due 09/15/2010 ***		900,000	892,145
Masco Corp.
5.875% due 07/15/2012 ***		300,000	303,912

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
May Department Stores Company
4.80% due 07/15/2009 ***		$300,000	$297,007
Merrill Lynch & Company, Inc., Series MTN
5.4138% due 10/23/2008 (b)***		2,000,000	1,999,436
5.45% due 08/14/2009 (b)***		400,000	399,940
MGM Mirage Resorts, Inc.
6.75% due 08/01/2007 ***		600,000	600,750
MGM Studios, Term B
8.61% due 04/08/2012 (b)(f)		1,000,000	998,750
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)***		560,000	589,397
Mizuho JGB Investment LLC, Series REGS
9.87% due 12/31/2049 (b)***		400,000	421,280
Mizuho Preferred Capital Company, LLC
8.79% due 12/29/2049 (b)***		1,900,000	1,977,826
Morgan Stanley
5.853% due 10/15/2015 (b)***		2,100,000	2,108,818
Morgan Stanley, Series MTN
5.39% due 11/21/2008 (b)***		300,000	299,834
News America Holdings, Inc.
6.75% due 01/09/2038 ***		125,000	132,081
Nisource Finance Corp.
5.40% due 07/15/2014 ***		400,000	390,788
Nordea Bank Finland, Series YCD
5.307% due 05/28/2008 ***		3,200,000	3,200,762
PLD International Finance LLC
4.375% due 04/13/2011 ***	EUR	350,000	462,905
Reynolds American, Inc., Term
7.3125% due 05/11/2012 (b)(f)		$1,990,000	2,002,437
Royal Bank of Scotland
5.26% due 07/03/2008 ***		8,400,000	8,396,917
Ryder System Inc., Series MTN
5.85% due 11/01/2016 ***		1,100,000	1,090,565
Sara Lee Corp.
6.25% due 09/15/2011 ***		800,000	825,652
SB Treasury Company LLC
9.40 due 12/29/2049 (b)***		2,370,000	2,480,101
SB Treasury Company LLC, Series REGS
9.40% due 12/29/2049 (b)***		1,100,000	1,149,395
Sealed Air Corp.
5.625% due 07/15/2013 ***		1,200,000	1,203,491
Shackleton B Event Linked Loan
13.467% due 08/01/2008 (b)		2,000,000	2,020,000
Shackleton C Event Linked Loan
12.967% due 08/01/2008 (b)		2,000,000	1,990,000
Shackleton Re Ltd.
13.36% due 02/07/2008 (b)(f)		2,000,000	2,030,800
SLM Corp., Series A
5.00% due 04/15/2015 ***		375,000	362,674
Sprint Capital Corp.
6.375% due 05/01/2009 ***		50,000	51,072
Time Warner, Inc.
5.606% due 11/13/2009 (b)***		2,400,000	2,402,852
Tokai Preferred Capital Company LLC, Series REGS
9.98% due 12/29/2049 (b)***		1,100,000	1,156,875

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Toyota Motor Credit Corp., Series MTNB
5.33% due 10/12/2007 (b)***		$2,500,000	$2,500,612
Unicreditio Italiano, Series YCD
5.3375% due 12/13/2007 (b)***		2,200,000	2,200,013
5.3475% due 12/03/2007 (b)***		2,200,000	2,200,656
5.35% due 05/06/2008 ***		5,100,000	5,099,082
Unicredito Italiano, Series YCD
5.37% due 05/29/2008 (b)***		1,500,000	1,502,385
US Bancorp
5.35% due 04/28/2009 (b)***		2,500,000	2,500,327
Viacom, Inc.
5.75% due 04/30/2011 ***		1,200,000	1,216,469
Wachovia Bank NA, Series BKNT
5.32% due 10/03/2008 ***		5,600,000	5,598,376
Wal-Mart Stores, Inc.
5.25% due 09/28/2035 ***	GBP	250,000	495,376
Wells Fargo & Company
3.50% due 04/04/2008 (c)***		$250,000	245,751
Westpac Banking Corp., Series DPNT
5.31% due 06/06/2008 ***		2,500,000	2,499,342
Xerox Credit Corp.
2.00% due 06/06/2007 ***	JPY	200,000,000	1,696,517

			168,999,763

TOTAL CORPORATE BONDS (Cost $251,935,812)			$255,616,009

MUNICIPAL BONDS - 0.43%
California - 0.11%
Golden State Tobacco Securitization Corp.,
California, Series 2003-A-1
6.25% due 06/01/2033 ***		$900,000	995,697
Los Angeles California Wastewater
Systems Revenue, Series A
5.00% due 06/01/2027 ***		200,000	210,382
Metropolitan Water District Southern California
Waterworks Revenue
5.00% due 10/01/2036 ***		45,000	47,157

			1,253,236

Illinois - 0.06%
City of Chicago, Illinois
4.75% due 01/01/2030 *** (g)		700,000	730,198
Iowa - 0.05%
Tobacco Settlement Authority of Iowa, Series A
6.50% due 06/01/2023 ***		595,000	594,274
Kentucky - 0.01%
Louisville & Jefferson Kentucky Sewer, Series A
5.00% due 05/15/2036 ***		100,000	105,060
New York - 0.15%
New York City Municipal Finance Authority
Water & Sewer System Revenue, Series D
4.75% due 06/15/2038 *** (g)		600,000	622,302
New York City Transitional Financial Authority
5.00% due 02/01/2028 ***		285,000	299,102

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
New York (continued)
Tobacco Settlement Financing Corp.
5.25% due 06/01/2013 ***		$700,000	$711,949

			1,633,353

Texas - 0.02%
Harris County Texas
5.00% due 08/01/2033 ***		200,000	202,436
Virginia - 0.03%
Tobacco Settlement Financing Corp.
5.625% due 06/01/2037 ***		300,000	320,724

TOTAL MUNICIPAL BONDS (Cost $4,617,249)			$4,839,281

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.03%
Cayman Islands - 0.00%
SHL Corp., Ltd., Series 1999-1A, Class A2
0.81% due 12/25/2024 (b)***	JPY	3,207,260	27,266
Ireland - 0.11%
Emerald Mortgages PLC, Series 2, Class A
4.116% due 04/15/2028 (b)***	EUR	335,807	449,781
Lusitano Motgages PLC, Series 1, Class A
4.169% due 12/15/2035 (b)***		558,540	746,991
Paris Residential Funding PLC, Series 1X, Class A
2.51% due 07/25/2011 (b)***		50,276	67,293

			1,264,065

Italy - 0.65%
Seashell Securities PLC, Series 2001-II, Class A
4.057% due 07/25/2028 (b)***		618,764	829,811
Siena Mortgages, Series 2003-4, Class A2
4.123% due 12/16/2038 (b)***		4,810,984	6,453,349

			7,283,160

Netherlands - 0.45%
Arena BV, Series 2000-I, Class A
6.10% due 11/15/2062 (b)***		500,000	712,567
Atomium Mortgage Finance BV,
Series 2003-I, Class A
2.314% due 07/01/2034 (b)***		184,490	247,172
Delphinus BV, Series 2001-II, Class A1
4.143% due 11/28/2031 (b)***		422,139	564,654
Delphinus BV, Series 2002-I, Class A1
4.007% due 04/25/2092 (b)***		248,675	333,942
Delphinus BV, Series 2003-I, Class A1
2.41% due 04/25/2093 (b)***		500,000	672,137
Dutch MBS BV, Series X, Class B
4.003% due 10/02/2079 (b)***		968,828	1,300,902
Dutch MBS BV, Series XI, Class A1
4.022% due 11/02/2035 (b)***		258,592	346,378
Dutch Mortgage Portfolio Loans, B.V.,
Series III, Class A
4.076% due 11/20/2035 (b)***		291,502	391,757
Holland Euro-Denominated Mortgage
Backed Series, Series 2, Class A
4.016% due 04/18/2012 (b)***		336,034	450,678

			5,020,187

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United Kingdom - 0.99%
Bauhaus Securities Ltd., Series 1, Class A2
4.092% due 10/30/2052 (b)***	EUR	647,976	$868,770
Dolerite Funding PLC, Series 1, Class A
5.64% due 08/20/2032 (b)***		$78,526	78,526
Haus, Ltd., Series 2000-1A, Class A2
2.403% due 12/10/2037 (b)***	EUR	728,348	978,574
Holmes Financing PLC, Series 1, Class 3A2
4.005% due 07/15/2010 (b)***	GBP	1,400,000	1,873,239
Holmes Financing PLC, Series 6, Class 3A
3.997% due 10/15/2009 (b)***	EUR	800,000	1,069,913
Permanent Financing PLC,
Series 2004-4, Class 5A2
5.6975% due 06/10/2042 (b)***	GBP	3,000,000	5,918,695
SRM Investment, Ltd., Series 3, Class A
4.063% due 08/26/2034 (b)***	EUR	246,415	330,048

			11,117,765

United States - 4.83%
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)***		$261,731	257,595
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034 ***		612,683	604,874
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049 ***		5,600,000	5,627,618
Countrywide Alternative Loan Trust,
Series 2007-OA7, Class A1A
5.50% due 05/25/2047 (b)***		4,100,000	4,094,395
Countrywide Home Loans,
Series 2004-25, Class 1A1
5.65% due 02/25/2035 (b)***		142,101	142,626
Countrywide Home Loans,
Series 2004-25, Class 2A1
5.66% due 02/25/2035 (b)***		209,772	210,453
Countrywide Mortgage Backed Securities, Inc.,
Series 2004-7, Class 5A2
5.59% due 05/25/2034 (b)***		245,534	245,566
Countrywide Mortgage Backed Securities, Inc.,
Series 2005-2, Class 2A1
5.64% due 03/25/2035 (b)***		326,121	326,767
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-AR13, Class 3A
5.6286% due 05/25/2032 (b)***		17,560	17,494
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-8, Class 5A1
6.50% due 04/25/2033 ***		103,171	103,387
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-CN2A, Class A1S
5.54% due 11/15/2019 (b)***		102,996	102,996
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
5.42% due 06/25/2036 (b)***		709,935	710,182
FBR Securitization Trust, Series 2005-4, Class AV21
5.44% due 10/25/2035 (b)***		17,589	17,588

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Federal Home Loan Mortgage Corp.,
Series 2003-2581, Class QG
5.00% due 12/15/2031 ***	$2,500,000	$2,414,771
Federal Home Loan Mortgage Corp.,
Series 2005-2922, Class EH
4.50% due 07/15/2023 ***	4,187,300	4,050,122
Federal Home Loan Mortgage Corp.,
Series 2005-3037, Class BC
4.50% due 02/15/2020 ***	6,676,800	6,536,847
Federal Home Loan Mortgage Corp.,
Series 2752, Class FM
5.67% due 12/15/2030 (b)***	463,214	464,704
Federal Home Loan Mortgage Corp.,
Structured Pass Through Securities,
Series T-62, Class 1A1
6.133% due 10/25/2044 (b)***	5,117,855	5,159,659
First Alliance Mortgage Loan,
Series 1997-4, Class A3
5.55% due 12/20/2027 (b)***	51,692	51,702
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
5.67% due 11/15/2031 (b)***	178,961	179,545
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034 ***	407,803	405,994
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40% due 10/25/2046 (b)***	4,755,147	4,755,817
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
6.02% due 01/25/2032 (b)***	192,084	193,795
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A5
4.771% due 07/25/2035 (b)***	5,886,747	5,833,402
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.76% due 12/15/2030 (b)***	170,535	171,156
Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
Series 1999-A, Class A
5.70% due 03/15/2025 (b)***	111,185	111,488
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)***	2,400,000	2,403,172
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
5.67% due 07/20/2033 (b)***	601,580	603,698
Sequoia Mortgage Trust, Series 5, Class A
5.67% due 10/19/2026 (b)***	127,054	127,053
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)***	4,700,000	4,763,443
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR2, Class A
5.642% due 02/27/2034 (b)***	186,497	188,333
Washington Mutual Mortgage Securities Corp.,
Series 2002-S5, Class 1A1
5.1113% due 10/25/2032 (b)***	52,545	52,356

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Washington Mutual Mortgage Securities Corp.,
Series 2003-R1, Class A1
5.59% due 12/25/2027 (b)***	$484,172	$484,127
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
5.63% due 01/25/2045 (b)***	189,278	189,552
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR6, Class 2A1A
5.55% due 04/25/2045 (b)***	375,714	376,519
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)***	1,718,401	1,725,902
Washington Mutual, Inc.,
Series 2005-AR15, Class A1A1
5.58% due 11/25/2045 (b)***	576,141	577,901

		54,282,599

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $75,856,149)		$78,995,042

ASSET BACKED SECURITIES - 1.06%
United States - 1.06%
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
5.61% due 07/25/2032 (b)***	6,344	6,354
Amresco Residential Securities,
Series 1999-1, Class A
6.26% due 06/25/2029 (b)***	30,886	31,745
Argent Securities, Inc., Series 2005-W4, Class A1A1
5.44% due 02/25/2036 (b)***	18,177	18,176
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-SD1, Class A1
5.49% due 12/25/2042 (b)***	14,630	14,655
FBR Securitization Trust, Series 2005-5, Class AV21
5.44% due 11/25/2035 (b)***	63,772	63,776
First NLC Trust, Series 2005-4, Class A1
5.44% due 02/25/2036 (b)***	190,471	190,482
Home Equity Asset Trust, Series 2002-1, Class A4
5.92% due 11/25/2032 (b)***	1,283	1,283
Indymac Residential Asset Backed Trust,
Series 2005-D, Class AII1
5.42% due 03/25/2036 (b)***	132,501	132,513
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3, Class AII1
5.88% due 06/25/2032 (b)***	24,690	24,694
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
5.82% due 07/25/2032 (b)***	107,601	107,616
Residential Asset Securities Corp.,
Series 2005-AHL3, Class A1
5.42% due 11/25/2035 (b)***	74,695	74,702
Residential Asset Securities Corp.,
Series 2005-KS12, Class A1
5.41% due 01/25/2036 (b)***	68,854	68,862

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
Securitized Asset Backed Receivables LLC Trust,
Series 2007-NC1, Class A2A
5.37% due 12/25/2036 (b)***		$4,683,538	$4,682,316
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A1
4.113% due 12/25/2035 ***		102,208	102,218
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR3, Class 1A2
5.61% due 07/19/2034 (b)***		282,022	282,140
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
5.55% due 10/25/2035 (b)(c)***		3,863,803	3,863,784
Wells Fargo Home Equity Trust,
Series 2005-4, Class AII1
5.44% due 12/25/2035 (b)(c)***		2,291,164	2,291,398

			11,956,714

TOTAL ASSET BACKED SECURITIES
(Cost $11,963,215)			$11,956,714

SUPRANATIONAL OBLIGATIONS - 0.22%
Japan - 0.08%
Inter-American Development Bank
1.90% due 07/08/2009 ***	JPY	100,000,000	870,384
United States - 0.14%
European Investment Bank
5.50% due 04/15/2008 (b)***		$1,550,825	1,551,793

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,382,570)			$2,422,177

PREFERRED STOCKS - 0.49%
Japan - 0.27%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. * (b)***		2,900,000	2,962,240
United States - 0.22%
DG Funding Trust * ***		236	2,484,637

TOTAL PREFERRED STOCKS (Cost $5,401,600)			$5,446,877

OPTIONS - 0.88%
United States - 0.88%
Chicago Board of Trade American Purchased Put
5 Yrs. Futures
Expiration 05/25/2007 at $101.50 *		1,246,000	19,469
Chicago Board of Trade American Purchased Put
U.S. Treasury Bond Futures
Expiration 05/25/2007 at $104.00		230,000	3,594
Chicago Mercantile Exchange American
Purchase Put on Eurodollar
Expiration 09/17/2007 at $90.50 *		532,500	1,331
Expiration 12/17/2007 at $91.25 *		937,500	2,344
Expiration 03/17/2008 at $92.75 *		1,327,500	3,319
Expiration 03/17/2008 at $92.75 *		1,302,500	3,256
Eurex American Put Euro Bobl
Expiration 05/24/2007 at $106.00		31,800,000	4,253

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
United States (continued)
Eurex American Put Euro Bund
Expiration 05/24/2007 at $109.50	91,700,000	$12,264
Expiration 05/24/2007 at $110.50	16,800,000	2,247
Over The Counter European Purchase Put
Expiration 03/17/2010 at $103.80 *	12,000,000	457,200
Expiration 01/18/2008 at $114.65 *	16,800,000	504,672
Over The Counter European Purchase Put
Treasury Inflationary Index
Expiration 02/13/2008 at $115.35 *	28,400,000	995,420
Over The Counter European Purchase Put
Treasury Inflationary Index, 6.00%
Expiration 06/05/2007 at $6.00 *	97,000,000	1
Expiration 06/05/2007 at $6.00 *	24,000,000	0
Expiration 06/05/2007 at $6.00 *	55,000,000	1
Expiration 06/05/2007 at $6.00 *	50,000,000	0
Expiration 06/05/2007 at $90.00 *	54,000,000	1
Expiration 05/07/2007 at $92.08 *	130,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 6.50%
Expiration 06/05/2007 at $6.50 *	30,000,000	0
Over The Counter European Purchase Put
Treasury Inflationary Index, 6.60%
Expiration 06/05/2007 at $92.00 *	257,000,000	3
Expiration 06/05/2007 at $92.50 *	50,000,000	0
Over The Counter European Style Call
Expiration 03/31/2008 at $4.75 *	394,400,000	2,165,134
Expiration 08/08/2007 at $4.80 *	37,000,000	100,208
Expiration 06/06/2007 at $4.85 *	7,000,000	50
Expiration 07/02/2007 at $4.90 *	77,000,000	214,447
Expiration 12/20/2007 at $5.00 *	81,700,000	555,809
Expiration 02/01/2008 at $5.00 *	190,700,000	1,391,687
Expiration 02/01/2008 at $5.00 *	20,700,000	151,064
Expiration 06/05/2007 at $5.00 *	51,000,000	0
Expiration 06/05/2007 at $5.00 *	20,400,000	0
Expiration 05/17/2007 at $5.00 *	16,300,000	0
Expiration 05/11/2007 at $5.00 *	22,000,000	0
Expiration 06/15/2007 at $5.00 *	13,500,000	192
Expiration 06/15/2007 at $5.00 *	21,100,000	300
Expiration 06/15/2007 at $5.00 *	52,500,000	746
Expiration 09/14/2007 at $5.15 *	38,500,000	22,079
Expiration 09/14/2007 at $5.15 *	17,500,000	10,036
Expiration 09/14/2007 at $5.188 *	45,500,000	31,096
Expiration 09/14/2007 at $5.20125 *	3,500,000	2,541
Expiration 06/30/2007 at $5.50 *	134,100,000	1,473,547
Expiration 05/07/2007 at $103.00 *	122,500,000	1
Expiration 03/17/2010 at $103.80 *	12,000,000	624,240
Expiration 01/18/2008 at $114.65 *	16,800,000	368,760
Expiration 02/13/2008 at $115.35 *	28,400,000	527,388
Expiration 12/05/2007 at $116.00 *	10,300,000	174,894
Expiration 01/18/2008 at $120.00 *	8,500,000	56,100

		9,879,695

TOTAL OPTIONS (Cost $10,822,551)		$9,879,695

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 11.03%
Countrywide Bank N.A.
5.36% due 08/16/2007 (b)	$4,700,000	$4,699,824
DaimlerChrysler N.A. Holding Corp.
5.82% due 09/10/2007 (b)	3,800,000	3,805,818
Fortis Bank
5.265% due 09/30/2008 (b)	6,500,000	6,496,100
Rabobank USA Finance Corp.
5.395% due 04/02/2007	8,800,000	8,798,680
Royal Bank of Scotland Group PLC
5.27% due 03/26/2008 ***	2,500,000	2,499,258
Societe Generale NY
5.27% due 03/26/2008 ***	11,100,000	11,096,707
State Street Navigator Securities Lending
Prime Portfolio (c)	27,375,488	27,375,488
U.S. Treasury Bill
zero coupon due 05/31/2007 *** ****	3,265,000	3,237,660
U.S. Treasury Bills
zero coupon due 06/14/2007 *** ****	3,375,000	3,340,731
UBS Finance (Delaware) LLC
5.185% due 07/06/2007	51,000,000	50,294,840
Vodafone Group, PLC
5.41% due 06/29/2007 (b)	2,300,000	2,300,145

TOTAL SHORT TERM INVESTMENTS
(Cost $123,938,848)		$123,945,251

REPURCHASE AGREEMENTS - 1.08%
Lehman Brothers Tri-Party
Repurchase Agreement dated
03/31/2007 at 5.15% to be
repurchased at $8,003,433 on
04/02/2007, collateralized by
$8,000,000 U.S. Treasury Note,
1.875% due 07/15/2015 (valued at
$8,184,106, including interest)	$8,000,000	$8,000,000
Repurchase Agreement with State Street
Corp. dated 03/31/2007 at 4.60% to be
repurchased at $4,181,602 on 04/02/2007,
collateralized by $4,285,000 Federal
National Mortgage Association, 3.00% due
08/15/2007 (valued at $4,264,916,
including interest) (c)	4,180,000	4,180,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,180,000)		$12,180,000

Total Investments (Global Bond Trust)
(Cost $2,015,214,688) - 180.16%		$2,024,270,232
Liabilities in Excess of Other Assets - (80.16)%		(900,685,077)

TOTAL NET ASSETS - 100.00%		$1,123,585,155

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 74.34%
Federal National Mortgage Association
5.00%, TBA **	$74,000,000	$71,664,412
5.50%, TBA **	50,000,000	$49,371,000
5.00%, TBA **	123,000,000	$118,810,374

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $240,523,187)		$239,845,786

U.S. TREASURY NOTES - 25.66%
U.S. Treasury Notes
4.875%, due 05/31/2011	1,700,000	$1,725,765
5.125%, due 05/15/2016	1,500,000	$1,550,917
4.875%, due 08/15/2016	45,400,000	$46,119,999
4.625%, due 11/15/2016	33,500,000	$33,401,845

TOTAL U.S. TREASURY
NOTES (Proceeds $83,574,113)		$82,798,526

Total Securities Sold Short
(Proceeds $324,097,301)		$322,644,312

Global Real Estate Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.12%
Australia - 8.37%
Abacus Property Group (a)	1,343,103	$2,166,016
Aspen Group, Ltd. (a)	1,426,298	2,762,533
Aspen Group, Ltd. *	2,942	5,698
Becton Property Group *	172,847	571,507
Centro Properties Group, Ltd.	756,221	5,337,847
Centro Retail Group	2,318,187	3,146,752
Charter Hall Group	923,103	2,079,669
FKP Property Group, Ltd. (a)	308,277	1,823,739
General Property Trust, Ltd.	767,471	3,072,474
Lend Lease Corp.	130,331	2,111,348
Macquarie DDR Trust (a)	349,775	337,315
Macquarie Goodman Group, Ltd. (a)	791,045	4,481,028
Macquarie Leisure Trust Group *	214,268	529,610
Stockland - New Shares * (a)	29,302	193,533
Stockland Company, Ltd. (a)	523,807	3,459,618
Valad Property Group	37,680	62,293
Westfield Group (a)	356,093	5,936,042

		38,077,022
Austria - 0.14%
Conwert Immobilien Invest AG *	30,000	661,211
Brazil - 0.05%
Iguatemi Empresa de Shopping Centers SA *	14,050	208,123
Canada - 2.87%
Brookfield Properties Corp.	141,300	5,694,390
Canadian Real Estate Investment Trust	61,150	1,644,245
Dundee Real Estate Investment Trust	30,350	1,045,099

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Dundee Real Estate Investment Trust *	43,650	$1,460,301
Morguard Real Estate Investment Trust	234,750	3,202,895

		13,046,930
China - 1.55%
China Overseas Land & Investment, Ltd.	1,870,000	2,352,518
Guangzhou R&F Properties Company, Ltd. -
H Shares	1,033,200	2,295,471
Shui On Land, Ltd. *	2,910,000	2,420,717

		7,068,706
Denmark - 0.15%
Sjaelso Gruppen A/S	2,000	671,255
Finland - 0.78%
Technopolis Oyj	350,000	3,557,486
France - 2.43%
Fonciere Des Regions	7,500	1,402,867
Gecina SA	7,000	1,303,257
Icade	40,000	2,942,282
Orco Property Group (a)	5,000	839,152
Unibail (a)	15,000	4,551,442

		11,039,000
Germany - 1.69%
Colonia Real Estate AG * (a)	53,000	2,892,704
Deutsche Wohnen AG	50,000	2,632,005
DIC Asset AG (a)	25,000	1,069,921
Patrizia Immobilien AG * (a)	50,000	1,118,067

		7,712,697
Greece - 0.25%
Eurobank Properties Real Estate Investment
Company	49,650	1,148,754
Hong Kong - 5.42%
China Resources Land, Ltd.	656,000	789,168
Hang Lung Properties, Ltd.	1,901,408	5,316,973
Hopson Development Holdings, Ltd., GDR	466,000	1,170,099
Kerry Properties, Ltd.	563,000	2,885,683
Link, REIT	920,000	2,211,165
New World Development Company, Ltd.	655,000	1,485,398
Sun Hung Kai Properties, Ltd.	935,000	10,805,306

		24,663,792
Italy - 0.92%
Risanamento SpA	400,000	4,194,089
Japan - 15.70%
Aeon Mall Company, Ltd. (a)	94,000	2,766,469
Diamond City Company, Ltd. (a)	75,000	1,706,503
Japan Prime Realty Investment Corp.	470	2,070,854
Japan Real Estate Investment Corp. (a)	140	1,857,696
Mitsubishi Estate Company, Ltd.	738,000	24,293,455
Mitsui Fudosan Company, Ltd. (a)	572,000	16,834,262
Nippon Building Fund, Inc. (a)	555	9,205,546
Sumitomo Realty &
Development Company, Ltd. (a)	270,000	10,265,810

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyu Land Corp.	216,000	$2,467,469

		71,468,064
Netherlands - 1.35%
Eurocastle Investment, Ltd.	41,620	2,170,842
Eurocommercial Properties NV	20,000	1,177,180
Rodamco Europe NV (a)	20,000	2,783,131

		6,131,153
Norway - 0.77%
NorGani Hotels ASA * (a)	150,000	1,715,089
Norwegian Property ASA * (a)	60,900	721,374
Scandinavian Property Development ASA *	128,960	1,082,022

		3,518,485
Philippines - 0.56%
Megaworld Corp. *	36,530,200	2,536,294
Russia - 0.22%
Sistema Hals *	81,050	991,241
Singapore - 4.56%
Allgreen Properties, Ltd.	570,000	657,353
CapitaLand, Ltd. *	710,000	3,743,122
CapitaMall Trust * (a)	1,720,000	4,261,887
CDL Hospitality Trusts, REIT *	1,000,000	1,311,410
Hong Kong Land Holdings, Ltd.	1,660,000	7,735,600
The Ascott Group, Ltd. (a)	2,700,000	3,042,604

		20,751,976
South Africa - 0.56%
Growthpoint Properties, Ltd. *	800,000	1,630,748
Madison Property Fund Managers Holdings,
Ltd. *	800,000	911,462

		2,542,210
Spain - 0.16%
Renta Corp Real Estate SA * (a)	15,000	724,804
Sweden - 0.52%
Castellum AB (a)	50,000	722,983
Lennart Wallenstam Byggnads AB, Series B (a)	76,540	1,632,719

		2,355,702
United Kingdom - 14.71%
Big Yellow Group PLC	96,511	1,269,997
British Land Company PLC	300,000	9,023,373
Brixton PLC	150,000	1,501,435
Camper & Nicholsons Marina Investments, Ltd. *	1,290,000	1,777,510
Derwent Valley Holdings PLC	100,000	4,273,504
Develica Deutschland, Ltd. *	2,700,000	3,899,861
Equest Balkan Properties PLC *	700,000	1,591,492
Great Portland Estates PLC (a)	230,000	3,513,289
Hammerson PLC	180,000	6,140,382
Hirco PLC * (a)	250,000	1,988,134
Land Securities Group PLC	270,000	11,373,702
Macau Property Opportunities Fund, Ltd. *	528,500	1,326,415
Minerva PLC *	250,000	1,878,639
North Real Estate Opportunities Fund, Ltd. *	600,000	834,538

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Northern European Properties, Ltd. *	939,750	$1,583,596
Safestore Holdings, Ltd. *	528,830	2,612,848
Slough Estates PLC	300,000	4,629,794
Songbird Estates PLC	200,000	1,270,634
South African Property Opportunities PLC *	963,800	2,029,995
Terrace Hill Group PLC	950,674	2,390,655
Unite Group PLC	200,000	2,043,251

		66,953,044
United States - 33.39%
AMB Property Corp., REIT	68,100	4,003,599
Apartment Investment & Management
Company, Class A, REIT	69,870	4,030,800
Archstone-Smith Trust, REIT (a)	189,360	10,278,461
Avalon Bay Communities, Inc., REIT	59,000	7,670,000
BioMed Realty Trust, Inc., REIT	40,460	1,064,098
Boston Properties, Inc., REIT	17,050	2,001,670
Cogdell Spencer, Inc. *	32,400	682,668
Cominar Real Estate Investment Trust	90,450	1,851,522
DiamondRock Hospitality Company, REIT	125,200	2,378,800
Digital Realty Trust, Inc., REIT	84,270	3,362,373
Equity Lifestyle Properties, Inc., REIT	41,840	2,259,778
Essex Property Trust, Inc., REIT	30,910	4,002,227
Federal Realty Investment Trust, REIT	52,500	4,757,550
FelCor Lodging Trust, Inc., REIT	119,680	3,108,090
General Growth Properties, Inc., REIT	103,950	6,712,052
Health Care REIT, Inc. (a)	72,000	3,160,800
Highwoods Properties, Inc., REIT	8,250	325,793
Host Hotels & Resorts, Inc., REIT	183,630	4,831,305
LaSalle Hotel Properties, REIT	50,900	2,359,724
LTC Properties, Inc., REIT	68,420	1,772,762
Mack-California Realty Corp., REIT	69,650	3,317,430
Nationwide Health Properties, Inc., REIT	81,550	2,549,253
Parkway Properties, Inc., REIT (a)	26,050	1,361,112
ProLogis, REIT	97,330	6,319,637
Public Storage, Inc., REIT	77,310	7,318,938
Regency Centers Corp., REIT	80,790	6,750,004
Senior Housing Properties Trust, REIT	73,200	1,749,480
Simon Property Group, Inc., REIT	134,380	14,949,775
SL Green Realty Corp., REIT	60,400	8,285,672
Sovran Self Storage, Inc., REIT	6,650	368,476
Starwood Hotels & Resorts Worldwide, Inc.	76,239	4,944,099
Tanger Factory Outlet Centers, Inc., REIT (a)	83,000	3,352,370
Taubman Centers, Inc., REIT	49,250	2,856,008
The Macerich Company, REIT	68,860	6,359,910
Vornado Realty Trust, REIT	91,221	10,886,314

		151,982,550

TOTAL COMMON STOCKS (Cost $373,239,796)		$442,004,588

Global Real Estate Trust (continued)
		Shares or
		Principal
		Amount	Value

RIGHTS - 0.00%
Austria - 0.00%
Conwert Immobilien Invest AG (Expiration
Date 04/02/2007, strike price EUR15.5)		30,000	$0

TOTAL RIGHTS (Cost $0)			$0

CONVERTIBLE BONDS - 0.06%
Germany - 0.06%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	185,500	280,520

TOTAL CONVERTIBLE BONDS (Cost $247,206)			$280,520

SHORT TERM INVESTMENTS - 13.36%
State Street Navigator Securities
Lending Prime Portfolio (c)		$60,812,387	$60,812,387

TOTAL SHORT TERM INVESTMENTS
(Cost $60,812,387)			$60,812,387

REPURCHASE AGREEMENTS - 1.31%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$5,949,280 on 04/02/2007,
collateralized by $6,120,000
Federal National Mortgage
Association, zero coupon due
06/06/2007 (valued at $6,066,450) (c)		$5,947,000	$5,947,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,947,000)			$5,947,000

Total Investments (Global Real Estate Trust)
(Cost $440,246,389) - 111.85%			$509,044,495
Liabilities in Excess of Other Assets - (11.85)%			(53,929,268)

TOTAL NET ASSETS - 100.00%			$455,115,227

The portfolio had the following five top industry concentrations as of
March 31, 2007 (as a percentage of total net assets):

Real Estate	92.43%
Investment Companies	2.21%
Hotels & Restaurants	1.46%
Leisure Time	0.54%
Building Materials & Construction	0.47%

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.37%
Bermuda - 1.51%
Accenture, Ltd., Class A	92,870	$3,579,210
Willis Group Holdings, Ltd.	52,180	2,065,285

The accompanying notes are an integral part of the financial statements.
89

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bermuda (continued)
Yue Yuen Industrial Holdings, Ltd. (a)	65,000	$220,027

		5,864,522
Brazil - 0.39%
Companhia Vale Do Rio Doce, ADR	41,460	1,533,605
Cayman Islands - 3.72%
ACE, Ltd.	122,665	6,999,265
Seagate Technology	140,655	3,277,262
XL Capital, Ltd., Class A	60,150	4,208,094

		14,484,621
China - 1.20%
BYD Company, Ltd., H Shares *	943,000	4,658,399
Finland - 1.53%
UPM-Kymmene Oyj	234,340	5,976,662
France - 5.11%
France Telecom SA	217,280	5,744,973
Sanofi-Aventis	74,066	6,448,541
Total SA (a)	109,796	7,701,824

		19,895,338
Germany - 4.38%
Deutsche Post AG	113,430	3,437,553
Infineon Technologies AG *	277,870	4,329,415
Siemens AG	52,110	5,576,750
TUI AG (a)	149,900	3,710,818

		17,054,536
Hong Kong - 4.89%
Cheung Kong Holdings, Ltd.	1,106,000	13,998,746
Hutchison Whampoa, Ltd. (a)	525,000	5,045,880

		19,044,626
India - 0.27%
Indian Oil Corp., Ltd.	111,840	1,037,477
Indonesia - 0.16%
Indosat Tbk PT	936,500	641,438
Israel - 1.30%
Check Point Software Technologies, Ltd. *	226,761	5,052,235
Italy - 1.04%
Eni SpA	124,200	4,046,322
Japan - 8.76%
Canon, Inc.	81,000	4,361,247
EBARA Corp. (a)	112,000	532,539
Hitachi, Ltd. (a)	418,000	3,249,709
Konica Minolta Holdings, Inc.	116,500	1,533,977
Mitsubishi UFJ Financial Group, Inc.	701	7,930,336
Nomura Holdings, Inc.	175,600	3,666,891
Sompo Japan Insurance, Inc.	149,000	1,861,787
Sumitomo Mitsui Financial Group, Inc. (a)	922	8,391,443
Takeda Pharmaceutical Company, Ltd. (a)	39,100	2,570,859

		34,098,788

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 2.55%
ING Groep NV	186,710	$7,903,199
Koninklijke (Royal) Philips Electronics NV (a)	53,190	2,033,788

		9,936,987
Norway - 0.96%
Norske Skogindustrier ASA (a)	88,140	1,508,055
Telenor ASA (a)	126,230	2,242,833

		3,750,888
Philippines - 1.06%
Ayala Land, Inc.	12,105,300	4,139,636
Portugal - 0.52%
Portugal Telecom, SGPS, SA	151,499	2,032,227
Singapore - 1.29%
Flextronics International, Ltd. *	26,000	284,440
Parkway Holdings, Ltd.	234,000	505,796
Singapore Telecommunications, Ltd.	1,105,100	2,388,697
United Overseas Bank, Ltd.	43,000	595,077
Venture Corp., Ltd.	128,000	1,231,540

		5,005,550
South Africa - 0.09%
Massmart Holdings, Ltd.	29,827	345,355
South Korea - 3.93%
Hana Financial Group, Inc.	41,419	2,143,918
Kookmin Bank, ADR	28,275	2,548,991
KT Corp.	41,420	1,857,814
Lotte Shopping Company, Ltd.	2,730	960,440
Samsung Electronics Company, Ltd.	9,240	5,529,170
Shinhan Financial Group Company, Ltd.	39,740	2,280,874

		15,321,207
Spain - 1.29%
Repsol SA (a)	65,380	2,206,967
Telefonica SA (a)	127,010	2,802,744

		5,009,711
Sweden - 0.46%
Securitas AB, B Shares (a)	96,400	1,469,817
Securitas Systems AB, B Shares *	96,400	335,367

		1,805,184
Switzerland - 1.09%
Ciba Specialty Chemicals AG	64,000	4,224,971
Taiwan - 3.35%
Chunghwa Telecom Company, Ltd., SADR	178,374	3,553,210
Compal Electronics, Inc.	3,119,014	2,639,239
Lite-On Technology Corp.	2,340,107	3,023,257
Taishin Financial Holdings Company, Ltd. *	3,096,000	1,590,571
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,088,067	2,232,691

		13,038,968
United Kingdom - 18.14%
Amvescap PLC	353,139	3,892,764
BAE Systems PLC	449,728	4,072,228

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Boots Group PLC	161,627	$3,265,857
BP PLC	589,250	6,402,701
British Energy Group PLC *	50,460	483,976
British Sky Broadcasting Group PLC	575,924	6,393,941
Centrica PLC	581,380	4,423,173
Compass Group PLC	674,830	4,516,454
GlaxoSmithKline PLC	292,856	8,053,318
Old Mutual PLC	1,382,278	4,465,070
Pearson PLC	374,354	6,425,742
Royal Bank of Scotland Group PLC	88,844	3,469,717
Royal Dutch Shell PLC, A Shares	96,057	3,198,821
Royal Dutch Shell PLC, B Shares	56,476	1,879,887
Vodafone Group PLC	1,421,593	3,791,743
Yell Group PLC	501,800	5,906,853

		70,642,245
United States - 28.38%
American International Group, Inc.	45,370	3,049,771
Avaya, Inc. *	204,400	2,413,964
Boston Scientific Corp. *	91,750	1,334,045
Cadence Design Systems, Inc. *	192,596	4,056,072
Chevron Corp.	67,610	5,000,436
Chico's FAS, Inc. * (a)	131,950	3,223,538
Comcast Corp.,- Special Class A *	231,450	5,895,031
Convergys Corp. *	9,640	244,952
DIRECTV Group, Inc. *	81,140	1,871,900
EchoStar Communications Corp., Class A *	86,400	3,752,352
El Paso Corp. (a)	58,640	848,521
Federal National Mortgage Association	33,874	1,848,843
Gap, Inc.	162,150	2,790,601
General Electric Company	180,120	6,369,043
H & R Block, Inc. (a)	104,414	2,196,871
Merck & Company, Inc.	92,610	4,090,584
Merrill Lynch & Company, Inc.	57,388	4,686,878
Microsoft Corp.	394,820	11,003,633
NAVTEQ Corp. * (a)	105,200	3,629,400
News Corp., Class A	405,040	9,364,525
Oracle Corp. *	220,440	3,996,577
Pfizer, Inc.	145,452	3,674,118
Pitney Bowes, Inc. (a)	42,830	1,944,054
R.R. Donnelley & Sons Company	154,180	5,641,446
Reliant Energy, Inc. *	181,340	3,684,829
TECO Energy, Inc.	165,600	2,849,976
Tellabs, Inc. *	235,980	2,336,202
Tenet Healthcare Corp. * (a)	648,944	4,172,710
Torchmark Corp.	68,900	4,519,151

		110,490,023

TOTAL COMMON STOCKS (Cost $300,951,156)		$379,131,521

SHORT TERM INVESTMENTS - 13.65%
Dresdner Bank AG Euro Dollar Time Deposit
5.40% due 04/02/2007	$9,805,000	$9,805,000

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
State Street Navigator Securities
Lending Prime Portfolio (c)	$43,349,236	$43,349,236

TOTAL SHORT TERM INVESTMENTS
(Cost $53,154,236)		$53,154,236

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$76,029 on 04/02/2007,
collateralized by $80,000 Federal
Home Loan Mortgage Corp., zero
coupon due 04/09/2007 (valued at
$79,499, including interest) (c)	$76,000	$76,000

TOTAL REPURCHASE AGREEMENTS
(Cost $76,000)		$76,000

Total Investments (Global Trust)
(Cost $354,181,392) - 111.04%		$432,361,757
Liabilities in Excess of Other Assets - (11.04)%		(42,988,293)

TOTAL NET ASSETS - 100.00%		$389,373,464

The portfolio had the following five top industry concentrations as of
March 31, 2007 (as a percentage of total net assets):

Insurance	9.01%
Telecommunications Equipment & Services	7.65%
Pharmaceuticals	6.38%
Banking	6.30%
International Oil	5.61%

Growth & Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.48%
Aerospace - 4.05%
Boeing Company	454,600	$40,418,486
Lockheed Martin Corp.	119,800	11,622,996
Raytheon Company	627,000	32,892,420

		84,933,902
Air Travel - 1.35%
AMR Corp. *	284,200	8,653,890
Continental Airlines, Inc., Class B *	542,500	19,741,575

		28,395,465
Aluminum - 1.41%
Alcan Aluminum, Ltd.	564,600	29,472,120
Apparel & Textiles - 1.21%
Polo Ralph Lauren Corp., Class A	286,900	25,290,235
Banking - 5.32%
Bank of America Corp.	1,234,800	62,999,496
SunTrust Banks, Inc.	38,400	3,188,736

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
UnionBanCal Corp.	50,200	$3,183,684
Wachovia Corp.	763,500	42,030,675

		111,402,591
Broadcasting - 3.23%
CBS Corp., Class B	960,000	29,366,400
News Corp., Class A	1,660,300	38,386,136

		67,752,536
Business Services - 1.56%
Accenture, Ltd., Class A	278,200	10,721,828
Robert Half International, Inc.	591,300	21,884,013

		32,605,841
Cable and Television - 0.54%
DIRECTV Group, Inc. *	492,400	11,359,668
Chemicals - 1.66%
Dow Chemical Company	388,100	17,798,266
Lyondell Chemical Company	570,000	17,082,900

		34,881,166
Computers & Business Equipment - 6.98%
Brocade Communications Systems, Inc. *	512,900	4,882,808
Cognizant Technology Solutions Corp.,
Class A *	87,400	7,714,798
Hewlett-Packard Company	1,145,000	45,960,300
International Business Machines Corp.	510,500	48,119,730
Lexmark International, Inc. *	440,600	25,757,476
Tech Data Corp. *	384,800	13,779,688

		146,214,800
Cosmetics & Toiletries - 1.39%
Estee Lauder Companies, Inc., Class A	462,600	22,598,010
Kimberly-Clark Corp.	94,000	6,438,060

		29,036,070
Crude Petroleum & Natural Gas - 2.61%
Marathon Oil Corp.	164,900	16,297,067
Occidental Petroleum Corp.	777,000	38,313,870

		54,610,937
Electrical Utilities - 2.90%
Allegheny Energy, Inc. *	352,000	17,297,280
Constellation Energy Group, Inc.	225,300	19,589,835
Edison International	255,200	12,537,976
Entergy Corp.	109,000	11,436,280

		60,861,371
Electronics - 0.83%
Agilent Technologies, Inc. *	253,100	8,526,939
Thomas & Betts Corp. *	180,000	8,787,600

		17,314,539
Energy - 0.60%
TXU Corp.	197,400	12,653,340
Financial Services - 10.33%
Bear Stearns Companies, Inc.	139,900	21,033,965
Citigroup, Inc.	1,281,800	65,807,612

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Federal Home Loan Mortgage Corp.	404,500	$24,063,705
Federal National Mortgage Association	124,800	6,811,584
Goldman Sachs Group, Inc.	202,100	41,759,923
JP Morgan Chase & Company	867,000	41,945,460
Morgan Stanley	64,400	5,072,144
The First Marblehead Corp. (a)	223,400	10,028,426

		216,522,819
Food & Beverages - 0.96%
Constellation Brands, Inc., Class A * (a)	656,600	13,906,788
Smithfield Foods, Inc. * (a)	205,000	6,139,750

		20,046,538
Healthcare Services - 4.28%
Coventry Health Care, Inc. *	185,400	10,391,670
Humana, Inc. *	483,100	28,029,462
McKesson Corp.	584,900	34,240,046
Sierra Health Services, Inc. *	412,700	16,990,859

		89,652,037
Holdings Companies/Conglomerates - 2.59%
General Electric Company	1,533,300	54,217,488
Homebuilders - 0.37%
NVR, Inc. * (a)	11,700	7,780,500
Hotels & Restaurants - 0.61%
Wynn Resorts, Ltd. * (a)	133,900	12,701,754
Industrial Machinery - 1.19%
AGCO Corp. *	556,400	20,570,108
W.W. Grainger, Inc.	57,500	4,441,300

		25,011,408
Insurance - 5.18%
ACE, Ltd.	114,200	6,516,252
Aetna, Inc.	81,700	3,577,643
American International Group, Inc.	88,000	5,915,360
CIGNA Corp.	201,800	28,788,788
Everest Re Group, Ltd.	145,500	13,992,735
Hartford Financial Services Group, Inc.	361,100	34,513,938
PMI Group, Inc.	147,300	6,660,906
Prudential Financial, Inc.	60,200	5,433,652
SAFECO Corp.	48,900	3,248,427

		108,647,701
International Oil - 6.12%
Chevron Corp.	455,800	33,710,968
Exxon Mobil Corp.	1,252,400	94,493,580

		128,204,548
Internet Retail - 0.91%
Liberty Media Holding Corp.-Interactive A *	802,100	19,106,022
Internet Software - 0.75%
Check Point Software Technologies, Ltd. *	704,200	15,689,576
Leisure Time - 0.97%
Royal Caribbean Cruises, Ltd. (a)	483,000	20,363,280

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals - 0.44%
Manor Care, Inc.	170,600	$9,273,816
Mutual Funds - 0.73%
iShares Russell 1000 Index Fund (a)	197,800	15,311,698
Petroleum Services - 1.29%
Pride International, Inc. *	202,900	6,107,290
Todco, Class A *	299,100	12,062,703
Valero Energy Corp.	136,600	8,809,334

		26,979,327
Pharmaceuticals - 6.02%
AmerisourceBergen Corp.	523,200	27,598,800
Forest Laboratories, Inc. *	632,800	32,551,232
Mylan Laboratories, Inc.	1,329,700	28,109,858
Schering-Plough Corp.	1,485,400	37,892,554

		126,152,444
Real Estate - 1.98%
Boston Properties, Inc., REIT	43,300	5,083,420
Equity Residential, REIT	273,500	13,190,905
Public Storage, Inc., REIT	77,800	7,365,326
Vornado Realty Trust, REIT	133,300	15,908,022

		41,547,673
Retail Trade - 5.82%
American Eagle Outfitters, Inc.	242,100	7,260,579
J.C. Penney Company, Inc.	404,400	33,225,504
Kohl's Corp. *	464,300	35,570,023
NBTY, Inc. *	481,900	25,559,976
Saks, Inc. *	977,000	20,360,680

		121,976,762
Semiconductors - 2.37%
Emulex Corp. *	352,300	6,443,567
Intersil Corp., Class A	138,000	3,655,620
Novellus Systems, Inc. *	282,300	9,039,246
Teradyne, Inc. *	1,849,200	30,585,768

		49,724,201
Software - 2.56%
Compuware Corp. *	1,751,100	16,617,939
Microsoft Corp.	699,100	19,483,917
Novell, Inc. *	2,424,200	17,502,724

		53,604,580
Telecommunications Equipment &
Services - 0.18%
Polycom, Inc. *	115,200	3,839,616
Telephone - 3.71%
AT&T, Inc.	1,727,300	68,107,439
CenturyTel, Inc.	212,300	9,593,837

		77,701,276
Tobacco - 4.48%
Altria Group, Inc.	573,100	50,323,911
Loews Corp. - Carolina Group	379,200	28,671,312

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc. (a)	238,400	$14,878,544

		93,873,767

TOTAL COMMON STOCKS (Cost $1,803,745,615)		$2,084,713,412

SHORT TERM INVESTMENTS - 2.56%
State Street Navigator Securities
Lending Prime Portfolio (c)	$53,569,464	$53,569,464

TOTAL SHORT TERM INVESTMENTS
(Cost $53,569,464)		$53,569,464

REPURCHASE AGREEMENTS - 0.27%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$5,759,207 on 04/02/2007,
collateralized by $5,825,000
Federal Home Loan Bank, 5.00%
due 03/14/2014 (valued at
$5,875,969, including interest) (c)	$5,757,000	$5,757,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,757,000)		$5,757,000

Total Investments (Growth & Income Trust)
(Cost $1,863,072,079) - 102.31%		$2,144,039,876
Liabilities in Excess of Other Assets - (2.31)%		(48,365,241)

TOTAL NET ASSETS - 100.00%		$2,095,674,635

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 101.07%
Agriculture - 0.81%
Monsanto Company	35,700	$1,962,072
Biotechnology - 15.67%
Advanced Life Sciences Holdings, Inc. *	37,800	107,352
Affymetrix, Inc. *	5,500	165,385
Amgen, Inc. *	90,000	5,029,200
Applera Corp. - Celera Genomics Group *	45,500	646,100
AtheroGenic, Inc. *	9,400	376
Basilea Pharmaceutica AG *	3,691	859,133
Biogen Idec, Inc. *	17,700	785,526
BioMimetic Therapeutics, Inc. *	10,100	167,054
Biosphere Medical, Inc. *	72,400	532,864
Cephalon, Inc. *	115,800	8,246,118
Combinatorx, Inc. *	36,900	257,931
Combinatorx, Inc. *	21,000	146,790
Cougar Biotechnology, Inc. *	38,858	699,444
deCODE genetics, Inc. *	138,800	506,620
Dyadic International, Inc. *	30,000	189,600
Exelixis, Inc. *	109,900	1,092,406

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Genentech, Inc. *	83,200	$6,832,384
Genmab A/S *	1,600	97,637
Genzyme Corp. *	5,400	324,108
GlaxoSmithkline Pharmaceuticals, Ltd.	26,700	694,281
Human Genome Sciences, Inc. *	50,600	537,372
Integra LifeSciences Holdings Corp. *	500	22,790
Intermune, Inc. *	24,400	601,704
Invitrogen Corp. *	10,800	687,420
Martek Biosciences Corp. *	37,500	773,250
Medarex, Inc. *	23,900	309,266
MedImmune, Inc. *	60,100	2,187,039
MGI Pharma, Inc. *	115,800	2,602,026
Momenta Pharmaceuticals, Inc. *	20,000	259,200
Myriad Genetics, Inc. *	12,300	423,858
Nektar Therapeutics *	36,700	479,302
Neurocrine Biosciences, Inc. *	36,600	457,500
Panacos Pharmaceuticals, Inc. *	33,900	156,957
Tercica, Inc. *	79,700	467,042
Trimeris, Inc. *	53,200	366,016

		37,711,051
Chemicals - 0.62%
UCB SA	25,560	1,489,395
Drugs & Health Care - 6.61%
Acadia Pharmaceuticals, Inc. *	47,200	708,944
BioMarin Pharmaceutical, Inc. *	33,200	573,032
Cell Genesys, Inc. *	48,700	204,540
Chugai Pharmaceutical Company, Ltd.	93,300	2,364,939
CV Therapeutics, Inc. *	39,100	307,717
Healthextras, Inc. *	64,700	1,862,066
Illumina, Inc. *	23,600	691,480
ImClone Systems, Inc. *	24,300	990,711
Immucor, Inc. *	37,475	1,102,889
Matria Healthcare, Inc. *	9,700	255,692
Maxygen, Inc. *	26,500	295,475
OraSure Technologies, Inc. *	15,400	113,190
Phonak Holding AG	7,100	544,532
Qiagen NV *	81,000	1,391,580
Wyeth	75,618	3,783,169
Xenoport, Inc. *	25,400	707,644

		15,897,600
Electronics - 0.05%
Thermo Electron Corp. *	2,500	116,875
Healthcare Products - 15.94%
Accuray, Inc. *	8,300	184,592
Alcon, Inc.	18,700	2,465,034
Animal Health International, Inc. *	9,000	108,810
Aspect Medical Systems, Inc. *	8,000	124,720
Baxter International, Inc.	53,600	2,823,112
Becton, Dickinson & Company	8,400	645,876
Boston Scientific Corp. *	80,200	1,166,108
C.R. Bard, Inc.	7,100	564,521

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Cerus Corp. *	62,500	$421,875
Conceptus, Inc. *	92,000	1,840,000
Cytyc Corp. *	16,600	567,886
Dade Behring Holdings, Inc.	37,464	1,642,796
Edwards Lifesciences Corp. *	23,200	1,176,240
Gen-Probe, Inc. *	38,100	1,793,748
Henry Schein, Inc. *	38,800	2,140,984
Home Diagnostics, Inc. *	14,200	153,360
Johnson & Johnson	20,700	1,247,382
LCA-Vision, Inc.	14,100	580,779
Medtronic, Inc.	31,500	1,545,390
Micrus Endovascular Corp. *	3,700	88,208
Nobel Biocare Holding AG, Series BR	8,705	3,180,204
ResMed, Inc. *	40,200	2,024,874
Respironics, Inc. *	14,400	604,656
St. Jude Medical, Inc. *	81,100	3,050,171
Stereotaxis, Inc. *	67,100	798,490
Stryker Corp.	24,600	1,631,472
The Medicines Company *	122,600	3,074,808
Transition Therapeutics, Inc. *	53,800	74,664
Zimmer Holdings, Inc. *	31,000	2,647,710

		38,368,470
Healthcare Services - 14.44%
Cardinal Health, Inc.	23,800	1,736,210
Cerner Corp. *	21,700	1,181,565
Coventry Health Care, Inc. *	27,250	1,527,362
DaVita, Inc. *	47,600	2,538,032
Express Scripts, Inc. *	28,600	2,308,592
Health Net, Inc. *	34,700	1,867,207
Humana, Inc. *	34,600	2,007,492
Laboratory Corp. of America Holdings *	31,800	2,309,634
McKesson Corp.	46,600	2,727,964
Medco Health Solutions, Inc. *	33,300	2,415,249
National Medical Health Card Systems, Inc. *	30,300	468,741
Nighthawk Radiology Holdings, Inc. *	13,400	243,746
Omnicare, Inc.	87,900	3,495,783
Symbion, Inc. *	31,300	613,793
UnitedHealth Group, Inc.	79,900	4,232,303
WebMD Health Corp. *	2,000	105,260
Wellpoint, Inc. *	61,300	4,971,430

		34,750,363
Insurance - 2.85%
Aetna, Inc.	82,500	3,612,675
Assurant, Inc.	16,300	874,169
CIGNA Corp.	16,700	2,382,422

		6,869,266
Life Sciences - 1.09%
Incyte Corp. *	232,700	1,533,493
Symyx Technologies, Inc. *	61,700	1,093,324

		2,626,817

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing - 0.35%
Tyco International, Ltd.	26,800	$845,540
Medical-Hospitals - 3.24%
Centene Corp. *	54,000	1,133,460
Community Health Systems, Inc. *	14,700	518,175
Grifols S.A. *	84,500	1,358,385
Lifepoint Hospitals, Inc. *	40,900	1,563,198
Manor Care, Inc.	30,900	1,679,724
Sawai Pharmaceutical Co., Ltd.	7,000	286,990
Sunrise Senior Living, Inc. *	31,700	1,252,784

		7,792,716
Pharmaceuticals - 35.99%
A&D Pharma Holding NV *	78,700	1,245,148
Abbott Laboratories	18,100	1,009,980
Alexion Pharmaceuticals, Inc. *	106,500	4,605,060
Alexza Pharmaceuticals, Inc. *	37,400	480,964
Alkermes, Inc. *	172,000	2,655,680
Allergan, Inc.	11,900	1,318,758
Altus Pharmaceuticals, Inc. *	22,900	348,538
Amylin Pharmaceuticals, Inc. *	42,200	1,576,592
Array BioPharma, Inc. *	29,100	369,570
Astellas Pharmaceuticals, Inc.	21,179	915,148
Barr Pharmaceuticals, Inc. *	33,600	1,557,360
Basilea Pharmaceuticals AG *	3,691	28,765
Biocryst Pharmaceuticals, Inc. *	95,100	795,987
Bristol-Myers Squibb Company	10,800	299,808
Cadence Pharmaceuticals Inc *	18,000	266,400
Celgene Corp. *	46,500	2,439,390
Cephalon, Inc. *	13,600	33,728
Cephalon, Inc. *	23,800	28,560
Cubist Pharmaceuticals, Inc. *	110,000	2,427,700
Elan Corp. PLC, ADR *	251,400	3,341,106
Eli Lilly & Company	66,827	3,589,278
Encysive Pharmaceuticals, Inc. *	10,800	29,268
EPIX Pharmaceuticals, Inc. *	41,800	280,060
Favrille, Inc., Private Placement * (e)	58,319	179,039
Favrille, Inc. *	37,100	113,897
Forest Laboratories, Inc. *	3,700	190,328
Fresenius AG	22,602	1,817,606
Gilead Sciences, Inc. *	169,998	13,004,847
GlaxoSmithKline PLC	39,500	1,086,220
Idenix Pharmaceuticals, Inc. *	59,700	435,810
Infinity Pharmaceuticals, Inc. *	45,775	551,131
Insite Vision, Inc. *	151,200	220,752
Ipsen SA	32,400	1,593,310
Medicis Pharmaceutical Corp., Class A	15,000	462,300
Merck & Company, Inc.	20,500	905,485
Mylan Laboratories, Inc.	27,500	581,350
New Riv Pharmaceuticals, Inc. *	1,400	5,600
Newron Pharmaceuticals SpA *	9,000	445,324
Novartis AG, SADR	33,900	1,851,957
Novo Nordisk AS	5,800	529,861

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Onyx Pharmaceuticals, Inc. *	47,338	$1,175,876
OSI Pharmaceuticals, Inc. *	106,568	3,516,744
PDL BioPharma, Inc. *	96,200	2,087,540
Pfizer, Inc.	6,680	168,737
Pharmaceutical HOLDRs Trust *	3,700	287,379
Pharmion Corp. *	10,600	278,674
Poniard Pharmaceuticals, Inc. *	85,545	487,606
Profarma Distribuidora de Produtos
Farmaceuticos SA *	61,000	995,435
Roche Holdings AG	29,301	5,195,213
Sanofi-Aventis	3,600	313,433
Schering-Plough Corp.	99,000	2,525,490
Sepracor, Inc. *	79,100	3,688,433
Shire Pharmaceuticals Group PLC, ADR	26,500	1,640,350
Shire PLC	39,600	817,702
Takeda Pharmaceutical Company, Ltd.	8,100	532,582
Teva Pharmaceutical Industries, Ltd., SADR	41,215	1,542,677
Theravance, Inc. *	66,200	1,952,900
Towa Pharmaceutical Company, Ltd.	21,200	674,418
Trubion Pharmaceuticals Inc *	10,200	200,838
United Therapeutics Corp. *	6,700	360,326
Valeant Pharmaceuticals International	106,500	1,841,385
Vertex Pharmaceuticals, Inc. *	73,604	2,063,856
Vertex Pharmaceuticals, Inc *	6,400	9,408
ViroPharma, Inc. *	29,800	427,630
Warner Chilcott, Ltd., Class A *	13,800	204,378

		86,606,675
Real Estate - 0.16%
Ventas, Inc., REIT	8,900	374,957
Retail Trade - 2.83%
CVS/Caremark Corp.	180,445	6,160,394
Walgreen Company	14,400	660,816

		6,821,210
Sanitary Services - 0.34%
Stericycle, Inc. *	10,100	823,150
Software - 0.08%
Allscripts Healthcare Solution, Inc. *	7,200	193,032

TOTAL COMMON STOCKS (Cost $215,612,436)		$243,249,189

WARRANTS - 0.07%
Biotechnology - 0.06%
Dyadic International, Inc.
(Expiration Date 05/30/2010; strike
price $6.33)	6,000	0
Poniard Pharmaceuticals, Inc.
(Expiration date 02/01/2011; strike
price $0.77) (e)	132,113	142,682
(Expiration date 12/03/2008; strike
price $6.00) (e)	2,400	0

		142,682

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
		Shares or
		Principal
		Amount	Value

WARRANTS (continued)
Healthcare Products - 0.01%
Mannkind Corp.
(Expiration date 08/05/2010; strike
price $12.228) (e)		21,000	$8,702
Pharmaceuticals - 0.00%
Favrille, Inc.
(Expiration date 03/06/2011; strike
price $5.26) (e)		20,411	0

TOTAL WARRANTS (Cost $3,076)			$151,384

SHORT TERM INVESTMENTS - 0.26%
T. Rowe Price Reserve Investment
Fund (c)		$631,795	$631,795

TOTAL SHORT TERM INVESTMENTS
(Cost $631,795)			$631,795

REPURCHASE AGREEMENTS - 0.43%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$1,030,395 on 04/02/2007,
collateralized by $1,045,000
Federal Home Loan Bank, 5.00%
due 03/14/2014 (valued at
$1,054,144, including interest) (c)		$1,030,000	$1,030,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,030,000)			$1,030,000

Total Investments (Health Sciences Trust)
(Cost $217,277,307) - 101.83%			$245,062,368
Liabilities in Excess of Other Assets - (1.83)%			(4,393,505)

TOTAL NET ASSETS - 100.00%			$240,668,863

High Income Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.61%
Brazil - 0.61%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	4,045,000	$2,255,299

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,276,393)			$2,255,299

CORPORATE BONDS - 72.71%
Advertising - 1.33%
Vertis, Inc.
9.75% due 04/01/2009		$3,365,000	3,423,888
10.875% due 06/15/2009 (a)		1,500,000	1,515,000

			4,938,888

Aerospace - 0.05%
TransDigm, Inc.
7.75% due 07/15/2014		190,000	196,175

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Air Travel - 11.76%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	$133,907	$123,744
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	519,680
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014	1,020,000	1,060,800
AMR Corp., Series MTNB
10.40% due 03/10/2011	4,500,000	4,646,250
Delta Airlines
12.7725% due 03/16/2008 (f)	1,500,000	1,513,665
Gol Finance
8.75% due 04/29/2049	2,915,000	2,900,425
Northwest Airlines Corp.
6.625% due 05/15/2023 ^	15,810,000	13,319,925
7.625% due 11/15/2023 ^ (a)	8,255,000	6,954,837
10.00% due 02/01/2009 ^ (a)	2,755,000	2,327,975
Northwest Airlines, Inc.
9.875% due 03/15/2007 (a)	2,955,000	2,556,075
United Airlines, Inc., Series 00-2
7.762% due 10/01/2049 ^	8,339,361	7,766,030

		43,689,406
Apparel & Textiles - 0.11%
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)	385,000	392,219
Auto Parts - 0.13%
Federal-Mogul Corp.
7.50% due 01/15/2009 ^	550,000	489,500
Broadcasting - 4.29%
Canadian Satellite Radio Holdings, Inc., ADR
12.75% due 02/15/2014	3,700,000	3,764,750
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009 (a)	4,105,000	3,540,563
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)	3,350,000	3,379,312
9.86% due 05/01/2013 (b)	5,325,000	5,271,750

		15,956,375
Building Materials & Construction - 0.30%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,050,000	1,107,225
Business Services - 1.60%
Allied Security Escrow Corp.
11.375% due 07/15/2011	1,356,000	1,383,120
Minerva Overseas, Ltd.
9.50% due 02/01/2017	2,755,000	2,789,438
MSX International UK
12.50% due 04/01/2012	1,235,000	1,225,737
MSX International, Inc.
11.375% due 01/15/2008	550,000	551,760

		5,950,055
Cable and Television - 5.15%
Adelphia Communications Corp.
7.75% due 01/15/2009 ^	3,000,000	997,500
9.875% due 03/01/2049 ^ (a)	2,050,000	681,625
10.25% due 11/01/2049 ^ (a)	1,025,000	335,688

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Century Communications
8.375% due 12/15/2049 (a)	$1,000,000	$35,000
Charter Communications Holdings I LLC
11.75% due 05/15/2014	4,431,000	4,242,683
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,345,000	1,418,975
Charter Communications Holdings LLC
12.125% due 01/15/2015	1,000,000	972,500
Charter Communications Operating LLC
8.00% due 04/30/2012	5,600,000	5,831,000
Charter Communications, Inc.
5.875% due 11/16/2009	459,000	622,519
DirecTV Holdings LLC
8.375% due 03/15/2013	954,000	1,005,277
Insight Communications, Inc.
12.25% due 02/15/2011	385,000	402,325
Shaw Communications, Inc.
8.25% due 04/11/2010	172,000	184,040
Young Broadcasting, Inc.
8.75% due 01/15/2014	183,000	170,647
10.00% due 03/01/2011	2,276,000	2,241,860

		19,141,639
Cellular Communications - 6.51%
American Cellular Corp.
10.00% due 08/01/2011	3,905,000	4,134,419
Centennial Communications Corp.
10.00% due 01/01/2013 (a)	2,105,000	2,270,769
10.75% due 12/15/2008	432,000	433,080
Dobson Communications Corp.
8.375% due 11/01/2011	2,581,000	2,739,086
8.875% due 10/01/2013 (a)	4,750,000	4,892,500
Rural Cellular Corp.
9.75% due 01/15/2010 (a)	8,133,000	8,376,990
9.875% due 02/01/2010	1,280,000	1,350,400

		24,197,244
Chemicals - 1.06%
American Pacific Corp.
9.00% due 02/01/2015	3,395,000	3,416,219
Huntsman International LLC
11.625% due 10/15/2010	59,000	63,941
Lubrizol Corp.
5.50% due 10/01/2014	59,000	57,743
Sterling Chemicals, Inc.
10.25% due 04/01/2015	350,000	353,062
Union Carbide Chemicals & Plastics
7.875% due 04/01/2023	40,000	43,860

		3,934,825
Containers & Glass - 4.52%
BWAY Corp.
10.00% due 10/15/2010	780,000	818,025
Graphic Packaging International Corp.
9.50% due 08/15/2013	2,750,000	2,925,312
Pliant Corp.
11.625% due 06/15/2009 ^	664,516	752,564
High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Pliant Corp. (continued)
13.00% due 07/15/2010 ^ (a)		$178,737	$98,305
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		3,285,000	3,211,088
9.75% due 02/01/2011		6,933,000	7,123,658
Stone Container Finance
7.375% due 07/15/2014		100,000	96,000
Tekni Plex, Inc., Series B
12.75% due 06/15/2010 (a)		1,881,000	1,758,735

			16,783,687

Cosmetics & Toiletries - 0.30%
Jafra Cosmetics International, Inc.
10.75% due 05/15/2011		1,060,000	1,122,275
Drugs & Health Care - 0.81%
Duane Reade, Inc.
9.75% due 08/01/2011 (a)		3,145,000	3,027,062
Educational Services - 0.48%
Riverdeep Interactive Learning
8.095% due 11/28/2013 (f)	EUR	1,775,000	1,783,560
Electrical Utilities - 1.48%
Calpine Corp.
8.50% due 07/15/2010		$1,870,000	1,982,200
Orion Power Holdings, Inc.
12.00% due 05/01/2010		3,055,000	3,528,525

			5,510,725

Electronics - 0.44%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009 (a)		1,884,000	1,639,080
Thomas & Betts Corp.
6.39% due 02/10/2009		11,000	11,185

			1,650,265

Energy - 0.44%
Exide Technologies, Series B
10.50% due 03/15/2013		1,600,000	1,648,000
Financial Services - 3.01%
JSG Funding PLC
9.625% due 10/01/2012		835,000	887,187
Metallurg Holdings, Inc.
10.50% due 10/01/2010		3,500,000	3,605,000
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		1,100,000	1,064,250
Nexstar Finance, Inc.
7.00% due 01/15/2014		1,026,000	984,960
Ucar Finance, Inc.
10.25% due 02/15/2012		4,417,000	4,637,850

			11,179,247

Food & Beverages - 1.42%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011		4,380,000	3,963,900
Constellation Brands, Inc., Series B
8.125% due 01/15/2012		260,000	269,100

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Dole Food Company, Inc.
7.25% due 06/15/2010	$1,111,000	$1,061,005

		5,294,005

Forest Products - 0.13%
Tembec Industries, Inc.
8.50% due 02/01/2011 (a)	755,000	477,538
Holdings Companies/Conglomerates - 4.17%
UAL Corp.
4.50% due 06/30/2021 (a)	4,740,000	6,273,959
5.00% due 02/01/2021	8,260,000	9,233,689

		15,507,648

Homebuilders - 0.08%
D.R. Horton, Inc.
9.75% due 09/15/2010	18,000	19,908
Meritage Homes Corp.
7.00% due 05/01/2014	114,000	107,588
Standard Pacific Corp.
6.50% due 10/01/2008	191,000	189,090

		316,586

Hotels & Restaurants - 1.54%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	1,670,000	1,703,400
CCM Merger, Inc.
8.00% due 08/01/2013	3,248,000	3,264,240
Turning Stone Resort Casino
9.125% due 09/15/2014	720,000	739,800

		5,707,440

Household Products - 0.45%
Vitro SA de CV
9.125% due 02/01/2017	1,625,000	1,665,625
Leisure Time - 5.16%
AMC Entertainment, Inc.
8.00% due 03/01/2014	66,000	67,155
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	103,000	109,180
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010	1,943,000	2,030,435
Chukchansi Economic Development Authority
8.00% due 11/15/2013	1,210,000	1,250,838
8.8769% due 11/15/2012 (b)	1,466,000	1,502,650
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	1,015,000	928,725
Great Canadian Gaming Corp.
7.25% due 02/15/2015	285,000	286,781
Isle of Capri Casinos
9.00% due 03/15/2012	280,000	291,900
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	1,840,500
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	2,440,000	2,513,200
Majestic Star Casino LLC
9.75% due 01/15/2011	2,750,000	2,619,375

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Marquee Holdings, Inc.
zero coupon, Step up to 12% on
08/15/2009 due 08/15/2014	$855,000	$750,262
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	750,000	780,000
Scientific Games Corp.
6.25% due 12/15/2012	73,000	71,540
Seminole Hard Rock Entertainment, Inc.
7.8475% due 03/15/2014 (b)	845,000	861,900
Seneca Gaming Corp.
7.25% due 05/01/2012	1,190,000	1,197,437
7.25% due 05/01/2012	1,135,000	1,142,094
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	925,000	934,250

		19,178,222
Manufacturing - 0.32%
Park-Ohio Industries, Inc.
8.375% due 11/15/2014	1,210,000	1,185,800
Medical-Hospitals - 1.99%
Alliance Imaging, Inc.
7.25% due 12/15/2012	2,000,000	1,960,000
HealthSouth Corp.
11.3544% due 06/15/2014 (b)	5,000,000	5,450,000

		7,410,000
Metal & Metal Products - 0.03%
FastenTech, Inc.
11.50% due 05/01/2011	99,000	104,321
Mining - 1.81%
Freeport-McMoRan Copper & Gold, Inc.
10.125% due 02/01/2010	6,405,000	6,741,262
Newspapers - 0.61%
Star Tribune Corp.
7.587% due 03/01/2015 (f)	190,000	190,317
7.587% due 03/01/2014 (f)	2,070,000	2,073,457

		2,263,774
Paper - 2.44%
Abitibi-Consolidated, Inc.
7.50% due 04/01/2028	509,000	422,470
7.75% due 06/15/2011	1,485,000	1,418,175
8.375% due 04/01/2015 (a)	710,000	667,400
Bowater Canada Finance Corp.
7.95% due 11/15/2011	257,000	249,933
Bowater, Inc.
9.50% due 10/15/2012	770,000	785,400
Newark Group, Inc.
9.75% due 03/15/2014	1,643,000	1,712,827
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	2,071,000	2,003,693
Pope & Talbot, Inc.
8.375% due 06/01/2013	2,200,000	1,804,000

		9,063,898

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services - 0.61%
Hanover Equipment Trust
8.75% due 09/01/2011	$1,961,000	$2,039,440
Premcor Refining Group, Inc.
9.50% due 02/01/2013	216,000	233,292

		2,272,732

Publishing - 2.07%
Block Communications, Inc.
8.25% due 12/15/2015	2,658,000	2,697,870
Quebecor World Capital Corp.
4.875% due 11/15/2008	1,935,000	1,889,044
6.125% due 11/15/2013	2,700,000	2,490,750
8.75% due 03/15/2016	590,000	597,375

		7,675,039

Retail - 1.12%
Eye Care Centers of America
10.75% due 02/15/2015	1,448,000	1,603,660
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	2,629,000	2,543,557

		4,147,217

Retail Grocery - 0.34%
Kroger Company
8.50% due 07/15/2017	1,185,386	1,278,320
Sanitary Services - 1.36%
Allied Waste North America, Inc.
4.25% due 04/15/2034	5,310,000	5,037,863
Steel - 0.27%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	995,000	990,025
Telecommunications Equipment &
Services - 0.49%
Mobile Satellite Ventures LP
zero coupon, Step up to 14% on
04/01/2010 due 04/01/2013	1,210,000	726,000
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014	1,120,000	1,080,800

		1,806,800

Tobacco - 1.27%
Alliance One International, Inc.
8.50% due 05/15/2012	940,000	963,500
11.00% due 05/15/2012	1,275,000	1,402,500
North Atlantic Trading Company
9.25% due 03/01/2012 (a)	2,765,000	2,336,425

		4,702,425

Travel Services - 1.26%
TDS Investor Corp.
9.875% due 09/01/2014	4,415,000	4,668,863

TOTAL CORPORATE BONDS (Cost $253,762,603)		$270,193,775

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 2.12%
Air Travel - 2.12%
AMR Corp.
4.25% due 09/23/2023 (a)	$4,295,000	$7,892,062

TOTAL CONVERTIBLE BONDS (Cost $6,830,907)		$7,892,062

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.36%
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	1,820,000	1,831,603
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	1,380,000	1,388,696
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR8,
Class CX2P
zero coupon IO due 10/25/2046	45,100,655	1,846,308

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,048,120)		$5,066,607

ASSET BACKED SECURITIES - 0.43%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	1,545,000	1,580,272

TOTAL ASSET BACKED SECURITIES
(Cost $1,560,362)		$1,580,272

COMMON STOCKS - 19.80%
Broadcasting - 2.60%
Canadian Satellite Radio Holdings, Inc. *	452,601	2,551,745
XM Satellite Radio Holdings, Inc., Class A * (a)	550,200	7,108,584

		9,660,329
Cable and Television - 4.02%
Adelphia Contingent Value Vehicle *	424,950	182,728
Adelphia Contingent Value Vehicle *	5,927,869	414,951
Charter Communications, Inc., Class A * (a)	414,100	1,155,339
Comcast Corp.,- Special Class A *	374,025	9,526,417
Time Warner Cable, Inc. *	97,723	3,661,681

		14,941,116
Coal - 3.30%
Great Lakes Carbon Income Fund	1,017,413	12,257,669
Commercial Services - 0.18%
Paragon Shipping, Inc. *	60,000	690,000
International Oil - 0.20%
Dominion Petroleum, Ltd., GDR *	1,324,020	729,755
Leisure Time - 1.58%
Isle of Capri Casinos, Inc. * (a)	229,750	5,886,195
Mining - 3.59%
Freeport-McMoRan Copper & Gold, Inc.,
Class B (a)	201,800	13,357,142
Sanitary Services - 1.06%
Allied Waste Industries, Inc. * (a)	312,950	3,940,040
Telecommunications Equipment &
Services - 1.60%
Chunghwa Telecom Company, Ltd., SADR	297,773	5,931,638

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Telephone - 1.67%
Sprint Nextel Corp.		326,900	$6,198,024

TOTAL COMMON STOCKS (Cost $67,279,567)			$73,591,908

PREFERRED STOCKS - 0.16%
Containers & Glass - 0.16%
Pliant Corp., Series AA * (a)		1,287	579,150

TOTAL PREFERRED STOCKS (Cost $636,404)			$579,150

SHORT TERM INVESTMENTS - 19.63%
Federal Home Loan Bank Discount Notes
zero coupon due 04/02/2007		$7,600,000	$7,598,951
State Street Navigator Securities Lending
Prime Portfolio (c)		65,330,380	65,330,380

TOTAL SHORT TERM INVESTMENTS
(Cost $72,929,331)			$72,929,331

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$53,020 on 04/02/2007,
collateralized by $55,000 Federal
National Mortgage Association,
5.50% due 11/17/2016 (valued at
$56,031, including interest)		$53,000	$53,000

TOTAL REPURCHASE AGREEMENTS
(Cost $53,000)			$53,000

Total Investments (High Income Trust)
(Cost $410,376,687) - 116.83%			$434,141,404
Liabilities in Excess of Other Assets - (16.83)%			(62,554,938)

TOTAL NET ASSETS - 100.00%			$371,586,466

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 5.60%
Argentina - 0.47%
Republic of Argentina
2.00% due 01/03/2010 (b)	ARS	2,426,000	$1,127,098
7.00% due 09/12/2013		$1,141,000	1,101,636
7.00% due 03/18/2049	EUR	2,185,000,000	500,752
7.625 due 08/11/2007		4,400,000,000	972,542
8.00% due 02/26/2008		450,000	205,525
8.00% due 10/30/2009		1,425,000,000	304,527
8.50% due 02/23/2049		2,003,000	469,107
9.00% due 05/26/2009		300,000	131,801
9.00% due 11/19/2008 ^		222,000	49,716
9.00% due 06/20/2049		925,000	413,190
9.25% due 10/21/2049		1,075,000	467,973
9.25% due 07/20/2049 ^		600,000	267,213

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Argentina (continued)
Republic of Argentina (continued)
9.75% due 11/26/2049	EUR	1,975,000	$853,161
10.00% due 02/22/2007 ^		825,000	381,863
10.00% due 09/07/2007 ^		1,000,000	433,318
10.00% due 01/03/2007 ^		1,075,000,000	243,317
10.50% due 11/14/2049 ^		3,500,000	777,825
11.75% due 05/20/2011 (a)		275,000	65,603

			8,766,167
Brazil - 1.47%
Federative Republic of Brazil
7.125% due 01/20/2037 (a)		$2,295,000	2,538,270
8.00% due 01/15/2018		458,000	517,311
8.25% due 01/20/2034 (a)		7,625,000	9,569,375
8.75% due 02/04/2025		2,295,000	2,949,075
8.875% due 10/14/2019		6,175,000	7,799,025
10.00% due 07/01/2010	BRL	5,657,000	2,697,405
10.50% due 07/14/2014		$1,150,000	1,477,750

			27,548,211
Colombia - 0.40%
Republic of Colombia
7.375% due 09/18/2037		5,452,000	5,934,502
10.375% due 01/28/2033		658,000	952,126
10.75% due 01/15/2013		415,000	514,600

			7,401,228
Ecuador - 0.14%
Republic of Ecuador
9.375% due 12/15/2015		50,000	47,800
10.00% due 08/15/2030		2,833,000	2,521,370

			2,569,170
Mexico - 1.02%
Government of Mexico
5.625% due 01/15/2017		5,320,000	5,362,560
6.375% due 01/16/2013		1,403,000	1,479,463
6.625% due 03/03/2015		1,142,000	1,233,360
6.75% due 09/27/2034		5,325,000	5,806,912
8.375% due 01/14/2011		273,000	302,211
10.375% due 02/17/2009		2,325,000	2,540,063
11.375% due 09/15/2016		1,675,000	2,401,113

			19,125,682
Panama - 0.23%
Republic of Panama
6.70% due 01/26/2036		1,000,000	1,038,000
9.375% due 04/01/2029		2,450,000	3,264,625

			4,302,625
Peru - 0.17%
Republic of Peru
6.55% due 03/14/2037		913,000	947,694
7.35% due 07/21/2025		194,000	220,772
8.75% due 11/21/2033		1,557,000	2,047,455

			3,215,921

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Russia - 0.47%
Russian Federation
11.00% due 07/24/2018		$5,480,000	$7,906,544
12.75% due 06/24/2028		490,000	889,154

			8,795,698
Turkey - 0.52%
Republic of Turkey
6.875% due 03/17/2036		1,331,000	1,272,769
7.00% due 06/05/2020		202,000	203,262
7.00% due 09/26/2016		475,000	483,313
7.25% due 03/15/2015		1,825,000	1,893,437
7.375% due 02/05/2025		2,906,000	2,985,915
9.50% due 01/15/2014		1,652,000	1,919,294
14.00% due 01/19/2011	TRY	1,622,000	1,069,867

			9,827,857
Venezuela - 0.71%
Republic of Venezuela
5.75% due 02/26/2016		$9,874,000	9,286,497
7.65% due 04/21/2025		925,000	980,963
9.375% due 01/13/2034 (a)		103,000	132,818
10.75% due 09/19/2013		2,420,000	2,954,820

			13,355,098

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $98,722,787)			$104,907,657

CORPORATE BONDS - 88.00%
Advertising - 0.95%
Lamar Media Corp.
6.625% due 08/15/2015		6,405,000	6,244,875
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013		605,000	588,362
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		640,000	622,400
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		9,750,000	10,359,375

			17,815,012
Aerospace - 1.43%
Alliant Techsystems, Inc.
6.75% due 04/01/2016		2,625,000	2,631,562
DRS Technologies, Inc.
6.625% due 02/01/2016		1,560,000	1,575,600
6.875% due 11/01/2013		4,625,000	4,671,250
7.625% due 02/01/2018		875,000	910,000
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		2,000,000	2,077,500
9.75% due 04/01/2017 (a)		3,890,000	4,065,050
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015		3,200,000	3,308,000
Sequa Corp.
9.00% due 08/01/2009		4,445,000	4,689,475
TransDigm, Inc.
7.75% due 07/15/2014		2,770,000	2,860,025

			26,788,462

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Air Travel - 0.35%
Continental Airlines, Inc.
6.541% due 09/15/2008	$121,749	$121,749
6.80% due 07/02/2007	101,187	101,187
8.75% due 12/01/2011 (a)	3,920,000	3,841,600
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	2,445,000	2,468,252

		6,532,788
Aluminum - 0.25%
Aleris International, Inc.
10.00% due 12/15/2016	415,000	435,750
Novelis, Inc.
7.25% due 02/15/2015	4,065,000	4,298,738

		4,734,488
Apparel & Textiles - 0.76%
Levi Strauss & Company
8.875% due 04/01/2016	1,105,000	1,182,350
9.75% due 01/15/2015	8,735,000	9,586,662
Simmons Holdco, Inc., Tranche PIK
10.61% due 02/15/2012 (b)(f)	3,500,000	3,441,655

		14,210,667
Auto Parts - 1.12%
Keystone Automotive Operations
9.75% due 11/01/2013	5,455,000	5,304,987
TRW Automotive, Inc.
7.25% due 03/15/2017	830,000	813,400
9.375% due 02/15/2013	1,380	1,488
Visteon Corp.
7.00% due 03/10/2014 (a)	825,000	721,875
8.25% due 08/01/2010	13,870,000	14,147,400

		20,989,150
Auto Services - 1.74%
Ashtead Holdings PLC
8.625% due 08/01/2015	1,635,000	1,708,575
Hertz Corp.
8.875% due 01/01/2014	6,940,000	7,477,850
10.50% due 01/01/2016 (a)	11,240,000	12,813,600
Penhall Holdings, Tranche PIK
12.00% due 08/01/2014 (b)(f)	3,000,000	3,009,990
Penhall International Corp.
12.00% due 08/01/2014	6,960,000	7,516,800

		32,526,815
Automobiles - 3.11%
AutoNation, Inc.
7.00% due 04/15/2014	800,000	808,000
7.36% due 04/15/2013 (b)	2,765,000	2,792,650
Ford Motor Company
4.25% due 12/15/2036	1,410,000	1,566,792
7.45% due 07/16/2031	29,490,000	22,817,888
8.875% due 01/15/2022	3,125,000	2,812,500
8.90% due 01/15/2032	5,575,000	4,878,125
General Motors Corp.
7.20% due 01/15/2011	3,500,000	3,325,000

The accompanying notes are an integral part of the financial statements.
101

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Automobiles (continued)
General Motors Corp. (continued)
8.375% due 07/15/2033 (a)	$21,600,000	$19,386,000

		58,386,955
Banking - 1.26%
ATF Capital BV
9.25% due 02/21/2014 (a)	9,950,000	9,713,687
Banco Mercantil del Norte SA
6.135% due 10/13/2016	650,000	654,977
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)	2,434,000	2,411,615
ICICI Bank, Ltd., Series REGS
6.375% due 04/30/2022 (b)	1,195,000	1,189,997
RSHB Capital SA for OJSC Russian Agricultural
Bank
7.175% due 05/16/2013	2,870,000	3,031,437
TuranAlem Finance BV
8.25% due 01/22/2037	5,570,000	5,597,850
TuranAlem Finance BV, Series REGS
8.25% due 01/22/2037	926,000	928,408

		23,527,971
Broadcasting - 1.09%
CMP Susquehanna Corp.
9.875% due 05/15/2014	5,165,000	5,294,125
CSC Holdings, Inc.
7.00% due 04/15/2012	5,285,000	5,245,362
7.625% due 07/15/2018	280,000	282,800
8.125% due 08/15/2009	270,000	279,450
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	2,935,000	3,008,375
8.125% due 07/15/2009	650,000	672,750
Gray Television, Inc.
9.25% due 12/15/2011	1,050,000	1,098,563
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)	3,240,000	3,268,350
9.86% due 05/01/2013 (b)	1,345,000	1,331,550

		20,481,325
Building Materials & Construction - 1.22%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014 (a)	5,150,000	3,617,875
9.75% due 04/15/2012 (a)	9,526,000	9,907,040
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014 (a)	12,810,000	9,287,250

		22,812,165
Business Services - 1.35%
Affinion Group, Inc.
10.125% due 10/15/2013	6,460,000	7,041,400
11.50% due 10/15/2015	3,300,000	3,630,000
Allied Security Escrow Corp.
11.375% due 07/15/2011	3,735,000	3,809,700
Sungard Data Systems, Inc.
9.125% due 08/15/2013	5,474,000	5,870,865

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services (continued)
Sungard Data Systems, Inc. (continued)
10.25% due 08/15/2015	$4,620,000	$5,041,575

		25,393,540
Cable and Television - 6.21%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	2,565,000	2,603,475
Charter Communications Holdings
10.25% due 01/15/2010	585,000	588,656
Charter Communications Holdings I LLC
11.75% due 05/15/2014 (a)	12,850,000	12,303,875
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	9,698,000	10,061,675
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	6,420,000	6,773,100
10.25% due 10/01/2013 (a)	4,400,000	4,807,000
Charter Communications Holdings LLC
9.92% due 04/01/2011 (a)	1,995,000	1,987,519
11.75 due 05/15/2011	2,115,000	2,128,219
12.125 due 01/15/2012	2,260,000	2,282,600
Charter Communications Operating LLC
8.375% due 04/30/2014	8,840,000	9,204,650
CSC Holdings, Inc.
7.25% due 07/15/2008	2,550,000	2,585,062
EchoStar DBS Corp.
6.625% due 10/01/2014	14,000,000	14,087,500
7.00% due 10/01/2013	800,000	824,000
7.125% due 02/01/2016	2,195,000	2,266,338
ION Media Networks, Inc.
zero coupon due 11/15/2049	423	3,320,550
11.61% due 01/15/2013 (b)	1,355,000	1,412,588
Kabel Deutschland GmbH
10.625% due 07/01/2014	2,475,000	2,759,625
LIN Television Corp.
6.50% due 05/15/2013	3,050,000	2,985,188
Lodgenet Entertainment Corp.
9.50% due 06/15/2013	5,740,000	6,272,586
Rainbow National Services LLC
8.75% due 09/01/2012	1,385,000	1,473,294
10.375% due 09/01/2014	2,970,000	3,322,687
Rogers Cable, Inc.
8.75% due 05/01/2032	4,200,000	5,187,000
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	5,865,000	6,070,275
Umbrella Acquisition, Inc.
9.75% due 03/15/2015	4,385,000	4,412,406
Videotron Ltee.
6.375% due 12/15/2015	6,775,000	6,656,437

		116,376,305
Cellular Communications - 2.21%
Nextel Communications, Inc.
7.375% due 08/01/2015	7,660,000	7,922,730
Rogers Wireless, Inc.
7.25% due 12/15/2012	550,000	587,812

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Rogers Wireless, Inc. (continued)
9.625% due 05/01/2011	$550,000	$627,000
Rural Cellular Corp.
8.25% due 03/15/2012	6,645,000	6,944,025
9.875% due 02/01/2010	2,611,000	2,754,605
True Move Company, Ltd.
10.75% due 12/16/2013	17,879,000	18,191,883
UBS Luxembourg SA for OJSC Vimpel
Communications, Series REGS
8.25% due 05/23/2016	4,220,000	4,491,684

		41,519,739
Chemicals - 1.44%
Chemtura Corp.
6.875% due 06/01/2016	1,055,000	1,020,712
Equistar Chemicals LP
10.625% due 05/01/2011	1,165,000	1,229,075
Georgia Gulf Corp.
9.50% due 10/15/2014 (a)	7,460,000	7,161,600
Huntsman International LLC
7.875% due 11/15/2014	3,360,000	3,473,400
IMC Global, Inc.
7.30% due 01/15/2028	145,000	135,575
Lyondell Chemical Company
8.00% due 09/15/2014	1,945,000	2,037,388
8.25% due 09/15/2016	1,590,000	1,701,300
Methanex Corp.
8.75% due 08/15/2012	2,085,000	2,314,350
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	1,450,000	1,493,500
Montell Finance Company BV
8.10% due 03/15/2027	4,495,000	4,495,000
Omnova Solutions, Inc.
11.25% due 06/01/2010	90,000	95,738
Westlake Chemical Corp.
6.625% due 01/15/2016	1,900,000	1,852,500

		27,010,138
Coal - 0.30%
International Coal Group, Inc.
10.25% due 07/15/2014	5,220,000	5,246,100
Peabody Energy Corp.
6.875% due 03/15/2013	310,000	315,425

		5,561,525
Commercial Services - 0.64%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	6,788,000	7,229,220
Rental Service Corp.
9.50% due 12/01/2014	4,475,000	4,765,875

		11,995,095
Computers & Business Equipment - 0.76%
Activant Solutions, Inc.
9.50% due 05/01/2016	5,590,000	5,506,150
Xerox Corp.
6.40% due 03/15/2016	7,865,000	8,089,349

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Computers & Business Equipment
(continued)
Xerox Corp. (continued)
9.75% due 01/15/2009	$545,000	$584,478

		14,179,977
Construction Materials - 0.19%
Nortek, Inc.
8.50% due 09/01/2014	3,660,000	3,559,350
Containers & Glass - 2.64%
Graham Packaging Company, Inc.
9.875% due 10/15/2014 (a)	7,145,000	7,287,900
Graphic Packaging International Corp.
9.50% due 08/15/2013	8,630,000	9,180,162
Mobile Mini, Inc.
9.50% due 07/01/2013	1,470,000	1,572,900
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014	1,847,000	1,828,530
7.75% due 05/15/2011	365,000	376,863
8.25% due 05/15/2013	6,735,000	7,021,238
8.75% due 11/15/2012	1,905,000	2,005,013
8.875% due 02/15/2009	3,200,000	3,264,000
Owens-Illinois, Inc.
7.35% due 05/15/2008	1,025,000	1,030,125
Owens-Illinois, Inc., Series 2010
7.50% due 05/15/2010	3,210,000	3,258,150
Plastipak Holdings, Inc.
8.50% due 12/15/2015	3,550,000	3,763,000
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,275,000	8,531
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	5,315,000	5,195,412
8.375% due 07/01/2012	3,595,000	3,603,987

		49,395,811
Correctional Facilities - 0.32%
Corrections Corp. of America
6.25% due 03/15/2013	3,650,000	3,650,000
6.75% due 01/31/2014	2,225,000	2,263,938

		5,913,938
Cosmetics & Toiletries - 0.10%
Playtex Products, Inc.
9.375% due 06/01/2011	1,840,000	1,902,100
Crude Petroleum & Natural Gas - 2.32%
Chaparral Energy, Inc.
8.50% due 12/01/2015	3,300,000	3,258,750
Chesapeake Energy Corp.
6.25% due 01/15/2018	9,735,000	9,613,313
6.50% due 08/15/2017	4,500,000	4,443,750
6.625% due 01/15/2016	270,000	272,025
7.00% due 08/15/2014	1,975,000	2,034,250
7.75% due 01/15/2015	35,000	36,487
Encore Acquisition Company
6.00% due 07/15/2015	25,000	22,250
Geokinetics, Inc.
11.855% due 12/15/2012 (b)	3,960,000	4,078,800

The accompanying notes are an integral part of the financial statements.
103

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Mariner Energy, Inc.
7.50% due 04/15/2013	$2,210,000	$2,171,325
OPTI Canada, Inc.
8.25% due 12/15/2014	3,115,000	3,231,813
PetroHawk Energy Corp.
9.125% due 07/15/2013	3,180,000	3,386,700
Petrozuata Finance, Inc.
8.22% due 04/01/2017	299,000	300,495
Petrozuata Finance, Inc., Series REGS
8.22% due 04/01/2017	1,778,000	1,802,127
8.22% due 04/01/2017	3,883,000	3,941,245
Pogo Producing Company
6.875% due 10/01/2017	2,825,000	2,754,375
7.875% due 05/01/2013	2,110,000	2,125,825

		43,473,530
Domestic Oil - 2.42%
Ashmore Energy
8.35% due 03/30/2014 (b)(f)	4,740,000	4,728,150
Exco Resources, Inc.
7.25% due 01/15/2011	9,346,000	9,369,365
Sandridge Energy, Tranche
8.625% due 04/01/2015 (b)(f)	13,000,000	13,000,000
Stone Energy Corp.
8.25% due 12/15/2011	5,695,000	5,673,644
Swift Energy Company
7.625% due 07/15/2011	1,725,000	1,768,125
9.375% due 05/01/2012	3,375,000	3,535,312
Whiting Petroleum Corp.
7.00% due 02/01/2014	6,500,000	6,337,500
7.25% due 05/01/2012	875,000	859,688

		45,271,784
Educational Services - 0.61%
American Achievement Corp.
8.25% due 04/01/2012	115,000	117,300
Education Management Corp.
8.75% due 06/01/2014	2,890,000	3,041,725
10.25% due 06/01/2016 (a)	7,650,000	8,300,250

		11,459,275
Electrical Utilities - 2.35%
AES China Generating Company
8.25% due 06/26/2010	115,000	114,810
AES Corp.
7.75% due 03/01/2014	2,955,000	3,102,750
8.75% due 05/15/2013	465,000	492,900
8.875% due 02/15/2011	4,215,000	4,531,125
9.00% due 05/15/2015	2,555,000	2,730,656
9.375% due 09/15/2010	5,100,000	5,546,250
9.50% due 06/01/2009	995,000	1,059,675
AES El Salvador Trust, Series REGS
6.75% due 02/01/2016	907,000	955,978
CMS Energy Corp.
8.50% due 04/15/2011	270,000	293,625

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Edison Mission Energy
7.50% due 06/15/2013	$665,000	$686,613
7.75% due 06/15/2016	4,100,000	4,274,250
Midwest Generation LLC
8.75% due 05/01/2034	2,050,000	2,224,250
Midwest Generation LLC, Series B
8.56% due 01/02/2016	3,126,327	3,419,420
Mirant Americas Generation LLC
8.30% due 05/01/2011	6,896,000	7,068,400
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	1,610,150	1,839,596
Orion Power Holdings, Inc.
12.00% due 05/01/2010	3,475,000	4,013,625
TECO Energy, Inc.
7.00% due 05/01/2012	25,000	26,375
TXU Corp., Series Q
6.50% due 11/15/2024	1,500,000	1,264,235
TXU Corp., Series R
6.55% due 11/15/2034	380,000	318,211

		43,962,744
Electronics - 0.55%
L-3 Communications Corp.
7.625% due 06/15/2012	3,500,000	3,605,000
L-3 Communications Corp., Series B
6.375% due 10/15/2015	6,752,000	6,692,920

		10,297,920
Energy - 1.71%
Inergy, LP
6.875% due 12/15/2014	6,575,000	6,476,375
NRG Energy, Inc.
7.25% due 02/01/2014	2,800,000	2,870,000
7.375% due 02/01/2016	13,770,000	14,148,675
7.375% due 01/15/2017	3,885,000	3,991,837
Sonat, Inc.
7.625% due 07/15/2011	4,300,000	4,617,125

		32,104,012
Financial Services - 6.99%
BCP Crystal Holdings Corp.
9.625% due 06/15/2014 (a)	1,465,380	1,664,554
E*Trade Financial Corp.
7.375% due 09/15/2013	4,336,000	4,531,120
7.875% due 12/01/2015	2,065,000	2,227,619
El Paso Performance-Linked Trust
7.75% due 07/15/2011	2,845,000	3,026,369
Ford Motor Credit Company
7.00% due 10/01/2013	7,290,000	6,776,689
7.875% due 06/15/2010	1,000,000	1,003,719
8.00% due 12/15/2016	3,780,000	3,637,279
8.11% due 01/13/2012 (b)	1,840,000	1,798,642
9.875% due 08/10/2011	350,000	370,651
10.605% due 06/15/2011 (b)	8,957,000	9,631,014
General Motors Acceptance Corp.
6.875% due 08/28/2012	4,745,000	4,725,882
8.00% due 11/01/2031	28,000,000	30,020,032

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Global Cash Access LLC
8.75% due 03/15/2012		$2,198,000	$2,302,405
iPCS, Inc.
11.50% due 05/01/2012		1,650,000	1,815,000
JSG Funding PLC
7.75% due 04/01/2015 (a)		3,405,000	3,473,100
9.625% due 10/01/2012		1,567,000	1,664,938
10.125% due 10/01/2012	EUR	781,000	1,121,543
Nell AF SARL
8.375% due 08/15/2015		$5,780,000	6,025,650
PNA Intermediate Holdings Corp.
12.36% due 02/15/2013 (b)		1,550,000	1,588,750
TNK-BP Finance SA
6.625% due 03/20/2017		550,000	544,960
7.50% due 07/18/2016		1,240,000	1,308,200
TRAINS HY-2006 -1
7.548% due 05/01/2016 (a)		39,474,201	40,138,157
Ucar Finance, Inc.
10.25% due 02/15/2012		1,519,000	1,594,950

			130,991,223
Food & Beverages - 1.49%
Aramark Corp.
8.50% due 02/01/2015		4,160,000	4,326,400
8.86% due 02/01/2015 (b)		1,000,000	1,027,500
Del Monte Corp.
6.75% due 02/15/2015		6,175,000	6,105,531
Dole Food Company, Inc.
7.25% due 06/15/2010		1,944,550	1,857,045
8.75% due 07/15/2013		1,950,000	1,876,875
8.875% due 03/15/2011 (a)		2,991,000	2,953,613
Nutro Products, Inc.
9.40% due 10/15/2013 (b)		1,600,000	1,648,000
10.75% due 04/15/2014		3,815,000	4,120,200
Sbarro, Inc.
10.375% due 02/01/2015		3,855,000	4,009,200

			27,924,364
Funeral Services - 0.30%
Service Corp. International
7.50% due 04/01/2027		2,820,000	2,820,000
7.625% due 10/01/2018		1,690,000	1,787,175
7.875% due 02/01/2013		900,000	931,500

			5,538,675
Furniture & Fixtures - 0.80%
Norcraft Companies LP
9.00% due 11/01/2011		5,705,000	5,876,150
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012		4,925,000	4,432,500
Sealy Mattress Company
8.25% due 06/15/2014 (a)		4,525,000	4,762,562

			15,071,212
Gas & Pipeline Utilities - 2.41%
Dynegy Holdings, Inc.
7.625% due 10/15/2026		500,000	485,000

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
El Paso Corp.
7.375% due 12/15/2012 (a)	$2,000,000	$2,140,000
7.75% due 01/15/2032	5,425,000	5,994,625
7.80% due 08/01/2031	5,600,000	6,188,000
7.875% due 06/15/2012 (a)	5,175,000	5,627,813
El Paso Natural Gas
7.50% due 11/15/2026	70,000	77,875
El Paso Natural Gas, Series A
7.625% due 08/01/2010	165,000	172,191
Northwest Pipeline Corp.
7.00% due 06/15/2016	3,000,000	3,213,750
8.125% due 03/01/2010	460,000	478,690
Southern Natural Gas Company
8.00% due 03/01/2032	870,000	1,033,409
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	4,400,000	5,005,000
Williams Companies, Inc.
7.125% due 09/01/2011	255,000	267,112
7.625% due 07/15/2019	575,000	625,312
7.875% due 09/01/2021	2,505,000	2,755,500
8.125% due 03/15/2012	615,000	668,812
8.75% due 03/15/2032	8,855,000	10,205,387
Williams Companies, Inc., Series A
7.50% due 01/15/2031	190,000	201,400

		45,139,876
Healthcare Products - 0.65%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	1,930,000	1,944,475
Ameripath Intermediate Holdings Inc.
10.61% due 02/15/2014 (b)	2,320,000	2,320,000
Leiner Health Products, Inc.
11.00% due 06/01/2012 (a)	7,980,000	7,940,100

		12,204,575
Healthcare Services - 1.20%
DaVita, Inc.
6.625% due 03/15/2013	535,000	535,000
6.625% due 03/15/2013	1,265,000	1,265,000
7.25% due 03/15/2015 (a)	7,570,000	7,655,163
US Oncology Holdings, Inc.
9.797% due 03/15/2012	1,680,000	1,684,200
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	365,000	296,563
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	10,955,000	11,091,937

		22,527,863
Holdings Companies/Conglomerates - 0.17%
Ashtead Capital, Inc.
9.00% due 08/15/2016	3,045,000	3,242,925
Homebuilders - 0.44%
Beazer Homes USA, Inc.
8.125% due 06/15/2016 (a)	1,175,000	1,104,500
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	280,000	240,100

The accompanying notes are an integral part of the financial statements.
105

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Homebuilders (continued)
K Hovnanian Enterprises, Inc. (continued)
8.625% due 01/15/2017 (a)	$7,175,000	$6,923,875
Toll Corp.
8.25% due 12/01/2011 (a)	65,000	65,650

		8,334,125

Hotels & Restaurants - 0.66%
Buffets, Inc.
12.50% due 11/01/2014	4,205,000	4,373,200
CCM Merger, Inc.
8.00% due 08/01/2013	4,205,000	4,226,025
Denny's Corp.
10.00% due 10/01/2012	550,000	586,438
El Pollo Loco, Inc.
11.75% due 11/15/2013	2,890,000	3,179,000

		12,364,663

Household Products - 0.30%
Jarden Corp.
7.50% due 05/01/2017	5,575,000	5,630,750
Industrial Machinery - 0.25%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	4,440,000	4,717,500
Insurance - 0.48%
Crum & Forster Holdings Corp.
10.375% due 06/15/2013 (a)	8,290,000	8,953,200
International Oil - 0.99%
Gaz Capital for Gazprom
6.212% due 11/22/2016	5,140,000	5,140,000
6.51% due 03/07/2022	3,710,000	3,765,650
Gazprom OAO, Series A6
6.95 due 08/06/2009	49,800,000	1,933,161
OAO Gazprom, Series A7
6.79% due 10/29/2009	123,670,000	4,772,108
OAO Gazprom, Series A8
7.00% due 10/27/2011	41,220,000	1,570,480
Pemex Project Funding Master Trust
9.125% due 10/13/2010	1,150,000	1,287,425

		18,468,824

Internet Content - 0.00%
PSINet, Inc.
11.00% due 08/01/2009 ^	923,503	9,235
Leisure Time - 5.32%
AMC Entertainment, Inc.
11.00% due 02/01/2016	10,620,000	12,093,525
Boyd Gaming Corp.
6.75% due 04/15/2014	6,875,000	6,857,813
7.75% due 12/15/2012	220,000	227,150
Caesars Entertainment, Inc.
7.00% due 04/15/2013 (a)	1,940,000	2,061,250
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	2,940,000	2,958,375
Herbst Gaming, Inc.
7.00% due 11/15/2014	175,000	168,875
8.125% due 06/01/2012	3,700,000	3,737,000

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	$6,308,000	$6,859,950
Isle of Capri Casinos
7.00% due 03/01/2014	8,015,000	7,854,700
Las Vegas Sands Corp.
6.375% due 02/15/2015	3,900,000	3,724,500
MGM Mirage, Inc.
5.875% due 02/27/2014	1,025,000	953,250
6.625% due 07/15/2015	245,000	235,200
6.75% due 09/01/2012	2,085,000	2,071,969
7.625% due 01/15/2017	4,790,000	4,849,875
8.375% due 02/01/2011	3,850,000	4,052,125
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015 (a)	2,525,000	2,518,688
7.125% due 08/15/2014	3,415,000	3,466,225
Park Place Entertainment Corp.
7.875% due 03/15/2010	2,510,000	2,622,950
8.125% due 05/15/2011	10,000	10,588
8.875% due 09/15/2008	350,000	364,875
Penn National Gaming, Inc.
6.875% due 12/01/2011	2,250,000	2,250,000
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	1,975,000	2,034,250
8.75% due 10/01/2013	4,750,000	5,046,875
River Rock Entertainment Authority
9.75% due 11/01/2011	580,000	617,700
Seneca Gaming Corp.
7.25% due 05/01/2012	3,005,000	3,023,781
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	1,295,000	1,335,469
9.15% due 02/01/2014 (b)	1,450,000	1,475,375
Station Casinos, Inc.
6.00% due 04/01/2012	400,000	387,500
6.50% due 02/01/2014	2,340,000	2,152,800
6.625% due 03/15/2018	2,517,000	2,240,130
6.875% due 03/01/2016	730,000	668,862
7.75% due 08/15/2016	4,958,000	5,088,147
Warner Music Group
7.375% due 04/15/2014	5,985,000	5,700,712

		99,710,484
Liquor - 0.21%
Constellation Brands, Inc.
7.25% due 09/01/2016	3,925,000	3,974,063
Manufacturing - 0.34%
Belden CDT, Inc.
7.00% due 03/15/2017	1,770,000	1,805,439
Koppers, Inc.
9.875% due 10/15/2013	4,220,000	4,578,700

		6,384,139
Medical-Hospitals - 3.55%
Community Health Systems, Inc.
6.50% due 12/15/2012	3,900,000	4,017,000
Genesis Healthcare Corp.
8.00% due 10/15/2013	5,325,000	5,657,812

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
HCA, Inc.
5.75% due 03/15/2014	$210,000	$179,550
6.25% due 02/15/2013	549,000	498,904
6.30% due 10/01/2012 (a)	780,000	729,300
6.375% due 01/15/2015	2,090,000	1,784,338
6.50% due 02/15/2016	4,665,000	3,971,081
7.50% due 12/15/2023	2,950,000	2,503,140
7.50% due 11/15/2095	2,510,000	2,001,999
7.69% due 06/15/2025	320,000	275,852
8.75% due 09/01/2010	2,840,000	2,978,450
9.25% due 11/15/2016	5,900,000	6,364,625
9.625% due 11/15/2016	5,515,000	5,956,200
Tenet Healthcare Corp.
6.875% due 11/15/2031	275,000	217,250
7.375% due 02/01/2013	4,599,000	4,271,321
9.25% due 02/01/2015 (b)	4,700,000	4,653,000
9.875% due 07/01/2014	12,205,000	12,327,050
Triad Hospitals, Inc.
7.00% due 11/15/2013	7,775,000	8,115,156

		66,502,028
Metal & Metal Products - 0.46%
Mueller Group, Inc.
10.00% due 05/01/2012	2,849,000	3,076,920
Mueller Holdings, Inc.
zero coupon, Step up to 14.75% on
04/15/2009 due 04/15/2014	6,047,000	5,502,770

		8,579,690
Mining - 1.93%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	25,680,000	27,766,500
Vale Overseas, Ltd.
6.875% due 11/21/2036	6,639,000	6,856,009
8.25% due 01/17/2034	1,347,000	1,614,486

		36,236,995
Office Furnishings & Supplies - 0.20%
Interface, Inc.
9.50% due 02/01/2014	1,275,000	1,386,563
10.375% due 02/01/2010	2,225,000	2,453,062

		3,839,625
Paper - 1.53%
Appleton Papers, Inc.
8.125% due 06/15/2011	2,750,000	2,825,625
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	5,190,000	5,358,675
NewPage Corp.
10.00% due 05/01/2012	757,000	827,969
11.61% due 05/01/2012 (b)	8,235,000	9,007,031
12.00% due 05/01/2013 (a)	2,715,000	2,945,775
Smurfit Capital Funding PLC
7.50% due 11/20/2025	795,000	810,900
Verso Paper Holdings LLC
11.375% due 08/01/2016	2,935,000	3,074,412

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Verso Paper Holdings, Inc., Tranche
11.61% due 02/01/2013 (b)(f)	$4,000,000	$3,860,000

		28,710,387

Petroleum Services - 2.06%
Belden & Blake Corp.
8.75% due 07/15/2012	7,490,000	7,658,525
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,480,000	1,524,400
Complete Production Services, Inc.
8.00% due 12/15/2016	5,380,000	5,514,500
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	5,410,000	5,518,200
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	3,670,000	4,016,037
PGS Solutions Inc.
9.625% due 02/15/2015	3,900,000	3,931,711
Pride International, Inc.
7.375% due 07/15/2014	1,680,000	1,722,000
SemGroup LP
8.75% due 11/15/2015	8,430,000	8,556,450
SESI LLC
6.875% due 06/01/2014	255,000	253,087

		38,694,910

Pharmaceuticals - 0.12%
Valeant Pharmaceuticals International
7.00% due 12/15/2011	2,350,000	2,273,625
Plastics - 0.20%
Milacron Escrow Corp.
11.50% due 05/15/2011 (a)	3,960,000	3,841,200
Publishing - 1.23%
Dex Media East LLC
12.125% due 11/15/2012	881,000	963,594
Dex Media West LLC
8.50% due 08/15/2010	300,000	313,875
9.875% due 08/15/2013	1,166,000	1,272,398
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,305,000	6,802,781
8.00% due 11/15/2013	180,000	188,550
Dex Media, Inc., Series *
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	5,260,000	4,898,375
Idearc, Inc.
8.00% due 11/15/2016	4,510,000	4,634,025
Primedia, Inc.
8.875% due 05/15/2011	3,942,000	4,050,405

		23,124,003

Railroads & Equipment - 0.68%
American Railcar Industries, Inc.
7.50% due 03/01/2014	2,090,000	2,152,700
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	6,870,000	7,385,250
12.50% due 06/15/2012 (a)	250,000	268,000

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment (continued)
Kansas City Southern de Mexico SA de CV
7.625% due 12/01/2013	$1,565,000	$1,582,606
Kansas City Southern Railway Company
7.50% due 06/15/2009	1,360,000	1,390,600

		12,779,156
Real Estate - 1.27%
Ashton Woods USA
9.50% due 10/01/2015	3,600,000	3,429,000
Forest City Enterprises
7.625% due 06/01/2015	197,000	200,447
Host Marriott LP, REIT
6.375% due 03/15/2015	4,280,000	4,247,900
7.125% due 11/01/2013	6,645,000	6,794,513
Kimball Hill, Inc.
10.50% due 12/15/2012	2,488,000	2,388,480
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	1,580,000	1,617,525
6.75% due 04/01/2017	4,040,000	4,181,400
7.125% due 06/01/2015	820,000	858,950

		23,718,215
Retail - 0.59%
Eye Care Centers of America
10.75% due 02/15/2015	2,302,000	2,549,465
Suburban Propane Partners LP
6.875% due 12/15/2013	8,650,000	8,520,250

		11,069,715
Retail Grocery - 0.30%
Delhaize America, Inc.
9.00% due 04/15/2031	4,645,000	5,581,065
Retail Trade - 1.23%
American Greetings Corp.
7.375% due 06/01/2016	490,000	505,312
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	4,555,000	4,600,550
FTD, Inc.
7.75% due 02/15/2014	3,417,000	3,442,628
Linens 'n Things, Inc.
10.985% due 01/15/2014 (a)(b)	3,200,000	2,976,000
Neiman Marcus Group, Inc.
9.00% due 10/15/2015	2,670,000	2,923,650
10.375% due 10/15/2015 (a)	6,809,000	7,592,035
Saks, Inc.
9.875% due 10/01/2011	875,000	973,437

		23,013,612
Sanitary Services - 0.61%
Allied Waste North America, Inc.
6.375% due 04/15/2011	950,000	947,625
6.875% due 06/01/2017	4,350,000	4,360,875
7.25% due 03/15/2015	4,205,000	4,289,100
Allied Waste North America, Inc., Series B
7.375% due 04/15/2014 (a)	700,000	710,500
9.25% due 09/01/2012	1,088,000	1,147,840

		11,455,940

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Semiconductors - 0.62%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	$5,520,000	$5,526,900
NXP BV/NXP Funding LLC
9.50% due 10/15/2015	2,560,000	2,643,200
NXP Funding LLC
7.875% due 10/15/2014	3,365,000	3,474,363

		11,644,463
Software - 0.41%
UGS Capital Corp. II, PIK
10.348% due 06/01/2011 (b)	4,637,781	4,718,942
UGS Corp.
10.00% due 06/01/2012	2,715,000	2,969,531

		7,688,473
Steel - 1.22%
Chaparral Steel Company
10.00% due 07/15/2013	2,320,000	2,586,800
Metals USA Holdings Corp.
11.365% due 01/15/2012 (b)	5,215,000	5,110,700
Metals USA, Inc.
11.125% due 12/01/2015	8,680,000	9,634,800
National Steel Corp., Series D
9.875% due 03/01/2009 ^	1,293,070	103,446
Tube City IMS Corp.
9.75% due 02/01/2015	5,225,000	5,434,000

		22,869,746
Telecommunications Equipment &
Services - 4.86%
Axtel SAB de CV
7.625% due 02/01/2017	7,240,000	7,131,400
Citizens Communications Company
7.125% due 03/15/2019	1,010,000	1,007,475
7.625% due 08/15/2008	80,000	82,400
7.875% due 01/15/2027	5,050,000	5,163,625
9.25% due 05/15/2011	550,000	613,250
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	8,090,000	8,858,550
Inmarsat Finance PLC
10.375 due 11/15/2012	4,345,000	4,106,025
Intelsat Bermuda, Ltd.
8.872% due 01/15/2015 (b)	4,585,000	4,676,700
9.25% due 06/15/2016	4,925,000	5,454,437
11.25% due 06/15/2016	10,175,000	11,548,625
Level 3 Communications, Inc.
9.25% due 11/01/2014	3,855,000	3,961,012
Level 3 Financing, Inc.
9.15% due 02/15/2015 (b)	920,000	926,900
Lucent Technologies, Inc.
6.45% due 03/15/2029	4,975,000	4,489,938
PanAmSat Corp.
9.00% due 08/15/2014	568,000	614,860
9.00% due 06/15/2016	1,150,000	1,266,438
United States West Communications, Inc.
6.875% due 09/15/2033	22,670,000	21,876,550
Wind Acquisition Finance SA
10.75% due 12/01/2015	910,000	1,048,775

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Wind Acquisition Finance SA, Tranche PIK
12.65% due 12/21/2011 (b)(f)	$ 8,039,089	$ 8,219,969

		91,046,929
Telephone - 1.79%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,435,000	2,228,025
Cincinnati Bell, Inc.
7.00% due 02/15/2015	5,490,000	5,448,825
Nordic Telephone Company Holdings
8.875% due 05/01/2016	4,180,000	4,472,600
Qwest Communications International, Inc.
7.50% due 02/15/2014	625,000	643,750
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,550,000	3,656,500
Telefonos de Mexico SA de CV
8.75% due 01/31/2016 MXN	11,000,000	1,089,046
Virgin Media, Inc.
8.75% due 04/15/2014	$ 365,000	379,600
9.125% due 08/15/2016	6,470,000	6,825,850

Windstream Corp.
8.625% due 08/01/2016	8,110,000	8,870,312

		33,614,508
Tobacco - 0.23%
Alliance One International, Inc.
8.50% due 05/15/2012	2,680,000	2,747,000
11.00% due 05/15/2012	1,500,000	1,650,000

		4,397,000
Transportation - 0.51%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	2,490,000	2,527,350
Horizon Lines LLC
9.00% due 11/01/2012	336,000	352,800
IAP Worlwide Services, Inc., Tranche 2nd Lien
15.11% due 06/30/2012 (b)(f)	4,750,000	4,773,750
OMI Corp.
7.625% due 12/01/2013	1,850,000	1,877,750

		9,531,650

TOTAL CORPORATE BONDS (Cost $1,607,544,116)		$ 1,649,583,212

COMMON STOCKS - 0.02%
Electrical Utilities - 0.00%
PNM Resources, Inc.	210	6,783
Household Products - 0.00%
Home Interiors *	8,156,736	81,567
Telecommunications Equipment &
Services - 0.02%
NEON Communications Group, Inc. * (a)	68,906	323,169
Viatel Holding, Ltd. *	11,667	64
XO Holdings, Inc. *	5,320	27,292

		350,525

TOTAL COMMON STOCKS (Cost $8,462,961)		$ 438,875

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS - 0.11%
Crude Petroleum & Natural Gas - 0.11%
Chesapeake Energy Corp. * (a)		7,754	$ 2,016,040

TOTAL PREFERRED STOCKS (Cost $1,948,767)			$ 2,016,040

WARRANTS - 0.01%
Broadcasting - 0.00%
XM Satellite Radio, Inc.
(Expiration date 03/15/2010; strike
price $45.24)		1,295	7,161
Republic of Venezuela - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00)		346,000	124,560
Telecommunications Equipment &
Services - 0.00%
XO Holdings, Inc., Series A
(Expiration date 01/16/2010; strike
price $6.25)		12,285	11,057
XO Holdings, Inc., Series B
(Expiration date 01/16/2010; strike
price $7.50)		9,212	4,790
XO Holdings, Inc., Series C
(Expiration date 01/15/2010; strike
price $10.00)		9,212	2,303

			18,150

TOTAL WARRANTS (Cost $107,260)			$ 149,871

SHORT TERM INVESTMENTS - 10.56%
Bank Negara Islami Notes BNMNI, Series 0207
zero coupon due 04/12/2007	MYR	7,140,000	$ 2,062,991
Egypt Treasury Bills	EGP
zero coupon due 11/06/2007		53,575,000	8,906,928
Egypt Treasury Bills, Series 182
zero coupon due 04/17/2007		11,700,000	2,045,489
Egypt Treasury Bills, Series 364
zero coupon due 10/30/2007		48,225,000	8,028,879
State Street Navigator Securities
Lending Prime Portfolio (c)		$177,007,325	177,007,325

TOTAL SHORT TERM INVESTMENTS
(Cost $197,893,854)			$198,051,612

REPURCHASE AGREEMENTS - 3.72%
Merrill Lynch Tri-Party Repurchase
Agreement dated 03/30/2007 at
5.25% to be repurchased at
$69,730,494 on 04/02/2007,
collateralized by $70,565,000
Federal Home Loan Bank, 5.33%
due 03/06/2012 (valued at
$71,355,426, including interest)		$69,700,000	$69,700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $69,700,000)			$ 69,700,000

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (High Yield Trust)
(Cost $1,984,379,745) - 108.02%		$ 2,024,847,267
Liabilities in Excess of Other Assets - (8.02)%		(150,302,617)

TOTAL NET ASSETS - 100.00%		$ 1,874,544,650

Income & Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 68.20%
Advertising - 0.76%
Aquantive, Inc. *	23,700	$661,467
Getty Images, Inc. * (a)	46,100	2,241,843
Omnicom Group, Inc.	13,300	1,361,654

		4,264,964
Aerospace - 0.95%
Alliant Techsystems, Inc. *	5,500	483,560
United Technologies Corp.	74,700	4,855,500

		5,339,060
Aluminum - 0.33%
Alcoa, Inc.	53,800	1,823,820
Apparel & Textiles - 0.41%
Hanesbrands, Inc. *	78,412	2,304,529
Auto Parts - 0.25%
Johnson Controls, Inc.	14,500	1,371,990
Automobiles - 0.59%
Ford Motor Company (a)	247,000	1,948,830
General Motors Corp. (a)	43,600	1,335,904

		3,284,734
Banking - 2.48%
Commerce Bancorp, Inc. (a)	600	20,028
Compass Bancshares, Inc.	23,200	1,596,160
Fifth Third Bancorp	48,800	1,888,072
Hudson City Bancorp, Inc.	188,400	2,577,312
Wachovia Corp.	141,730	7,802,236

		13,883,808
Biotechnology - 0.87%
Genentech, Inc. *	34,900	2,865,988
Millennium Pharmaceuticals, Inc. * (a)	175,700	1,995,952

		4,861,940
Broadcasting - 0.33%
CBS Corp., Class B	59,600	1,823,164
Building Materials & Construction - 0.46%
American Standard Companies, Inc.	48,600	2,576,772
Business Services - 1.66%
Affiliated Computer Services, Inc., Class A *	36,000	2,119,680
Fluor Corp.	71,200	6,388,064
Paychex, Inc.	20,600	780,122

		9,287,866
Cable and Television - 0.96%
Cablevision Systems Corp., Class A *	18,400	559,912
Comcast Corp., Class A * (a)	52,650	1,366,268
Time Warner Cable, Inc. *	17,200	644,484
Time Warner Telecom, Inc., Class A *	33,800	702,026

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cable and Television (continued)
Time Warner, Inc.	61,200	$1,206,864
Viacom, Inc. *	21,550	885,920

		5,365,474
Chemicals - 1.51%
Dow Chemical Company	36,300	1,664,718
E.I. Du Pont De Nemours & Company	10,300	509,129
Huntsman Corp.	108,000	2,061,720
Methanex Corp.	52,300	1,167,859
NOVA Chemicals Corp.	28,700	888,552
Potash Corp. of Saskatchewan, Inc.	10,800	1,727,244
Rohm & Haas Company	8,700	449,964

		8,469,186
Coal - 0.24%
Arch Coal, Inc. (a)	43,700	1,341,153
Computers & Business Equipment - 4.22%
Brocade Communications Systems, Inc. *	137,700	1,310,904
Cisco Systems, Inc. *	356,400	9,098,892
Dell, Inc. *	106,500	2,471,865
Hewlett-Packard Company	25,700	1,031,598
SanDisk Corp. *	103,000	4,511,400
Seagate Technology	116,300	2,709,790
Sun Microsystems, Inc. *	405,000	2,434,050

		23,568,499
Cosmetics & Toiletries - 0.43%
Avon Products, Inc.	64,100	2,388,366
Crude Petroleum & Natural Gas - 0.16%
EOG Resources, Inc.	12,400	884,616
Drugs & Health Care - 0.52%
ImClone Systems, Inc. * (a)	71,100	2,898,747
Electrical Equipment - 0.32%
Cooper Industries, Ltd., Class A	21,200	953,788
Emerson Electric Company	19,800	853,182

		1,806,970
Electrical Utilities - 0.74%
CMS Energy Corp.	68,600	1,221,080
Edison International	26,900	1,321,597
The AES Corp. *	74,500	1,603,240

		4,145,917
Electronics - 0.72%
Agilent Technologies, Inc. *	18,273	615,617
Flextronics International, Ltd. *	153,100	1,674,914
Jabil Circuit, Inc. (a)	80,100	1,714,941

		4,005,472
Financial Services - 6.86%
AmeriCredit Corp. * (a)	35,000	800,100
Capital One Financial Corp.	17,600	1,328,096
Federal Home Loan Mortgage Corp.	37,300	2,218,977
Federal National Mortgage Association	53,300	2,909,114
Goldman Sachs Group, Inc.	5,100	1,053,813

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
IndyMac Bancorp, Inc. (a)	28,500	$913,425
JP Morgan Chase & Company	126,416	6,116,006
Lehman Brothers Holdings, Inc.	10,500	735,735
Merrill Lynch & Company, Inc.	7,400	604,358
SLM Corp.	202,500	8,282,250
Washington Mutual, Inc.	204,900	8,273,862
Wells Fargo & Company (c)	147,900	5,092,197

		38,327,933
Food & Beverages - 3.11%
Campbell Soup Company	22,899	891,916
Kraft Foods, Inc., Class A (a)	67,800	2,146,548
PepsiCo, Inc.	78,000	4,957,680
Sara Lee Corp.	238,700	4,038,804
Sysco Corp.	51,900	1,755,777
The Coca-Cola Company	39,800	1,910,400
Unilever NV	57,500	1,680,150

		17,381,275
Furniture & Fixtures - 0.25%
Leggett & Platt, Inc. (a)	61,700	1,398,739
Gas & Pipeline Utilities - 0.22%
Kinder Morgan, Inc.	6,561	698,418
NiSource, Inc.	22,400	547,456

		1,245,874
Gold - 0.29%
Barrick Gold Corp.	56,300	1,607,365
Healthcare Products - 1.24%
Baxter International, Inc.	90,000	4,740,300
Medtronic, Inc.	45,200	2,217,512

		6,957,812
Healthcare Services - 1.20%
Cerner Corp. * (a)	16,600	903,870
DaVita, Inc. *	38,850	2,071,482
UnitedHealth Group, Inc.	48,700	2,579,639
Wellpoint, Inc. *	14,300	1,159,730

		6,714,721
Holdings Companies/Conglomerates - 2.13%
Berkshire Hathaway, Inc., Class A *	18	1,961,820
General Electric Company	281,800	9,964,448

		11,926,268
Homebuilders - 0.07%
Lennar Corp., Class A	9,100	384,111
Hotels & Restaurants - 0.45%
McDonald's Corp.	19,000	855,950
Starwood Hotels & Resorts Worldwide, Inc.	16,600	1,076,510
The Cheesecake Factory, Inc. * (a)	22,800	607,620

		2,540,080
Household Products - 0.03%
Jarden Corp. *	5,100	195,330

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 2.36%
AFLAC, Inc.	18,800	$ 884,728
Ambac Financial Group, Inc.	8,200	708,398
American International Group, Inc.	55,075	3,702,142
Marsh & McLennan Companies, Inc.	109,800	3,216,042
MBIA, Inc.	11,600	759,684
Progressive Corp.	34,800	759,336
RenaissanceRe Holdings, Ltd.	20,400	1,022,856
XL Capital, Ltd., Class A (a)	30,900	2,161,764

		13,214,950
International Oil - 2.77%
Anadarko Petroleum Corp.	17,000	730,660
Chevron Corp.	26,255	1,941,820
Exxon Mobil Corp.	35,100	2,648,295
Royal Dutch Shell PLC, ADR, Class B shares	10,695	712,394
Royal Dutch Shell PLC, ADR	92,900	6,159,270
Weatherford International, Ltd. *	72,600	3,274,260

		15,466,699
Internet Content - 1.90%
Google, Inc., Class A *	16,300	7,468,008
Yahoo!, Inc. *	100,100	3,132,129

		10,600,137
Internet Retail - 0.64%
eBay, Inc. *	108,400	3,593,460
Internet Software - 0.10%
Symantec Corp. *	33,200	574,360
Leisure Time - 1.27%
Carnival Corp.	13,300	623,238
Las Vegas Sands Corp. *	32,600	2,823,486
Walt Disney Company	106,000	3,649,580

		7,096,304
Liquor - 0.13%
Anheuser-Busch Companies, Inc.	14,600	736,716
Manufacturing - 1.34%
Danaher Corp.	39,000	2,786,550
Illinois Tool Works, Inc.	71,200	3,673,920
Siemens AG SADR	9,400	1,007,680

		7,468,150
Mining - 0.23%
Newmont Mining Corp.	31,100	1,305,889
Paper - 0.11%
International Paper Company	17,600	640,640
Petroleum Services - 2.48%
Baker Hughes, Inc.	50,600	3,346,178
BJ Services Company	69,300	1,933,470
Halliburton Company	48,600	1,542,564
Schlumberger, Ltd.	102,000	7,048,200

		13,870,412
Pharmaceuticals - 4.69%
Allergan, Inc.	40,800	4,521,456

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC, SADR	121,000	$6,491,650
Endo Pharmaceutical Holdings, Inc. *	26,300	773,220
Forest Laboratories, Inc. *	167,600	8,621,344
Pfizer, Inc.	33,200	838,632
Sanofi-Aventis, ADR	37,300	1,622,923
Sepracor, Inc. * (a)	25,300	1,179,739
Teva Pharmaceutical Industries, Ltd., SADR	57,300	2,144,739

		26,193,703
Real Estate - 0.32%
Douglas Emmett, Inc., REIT	22,000	561,660
General Growth Properties, Inc., REIT	13,340	861,364
Host Hotels & Resorts, Inc., REIT	12,866	338,504

		1,761,528
Retail Trade - 3.75%
Best Buy Company, Inc.	35,700	1,739,304
Home Depot, Inc.	49,800	1,829,652
Lowe's Companies, Inc.	285,300	8,984,097
Target Corp.	130,000	7,703,800
Urban Outfitters, Inc. *	25,700	681,307

		20,938,160
Semiconductors - 4.65%
Altera Corp. *	183,700	3,672,163
Applied Materials, Inc.	266,200	4,876,784
Fairchild Semiconductor International, Inc. *	72,000	1,203,840
Intel Corp.	223,200	4,269,816
KLA-Tencor Corp. (a)	99,400	5,300,008
Lam Research Corp. *	17,200	814,248
Linear Technology Corp.	46,300	1,462,617
Qimonda AG, SADR * (a)	43,300	621,788
Silicon Laboratories, Inc. *	21,000	628,320
Xilinx, Inc.	122,000	3,139,060

		25,988,644
Software - 2.73%
Compuware Corp. *	108,300	1,027,767
Microsoft Corp.	414,280	11,545,984
NAVTEQ Corp. * (a)	16,300	562,350
SAP AG, SADR (a)	47,600	2,125,340

		15,261,441
Telecommunications Equipment &
Services - 1.34%
American Tower Corp., Class A *	23,500	915,325
Corning, Inc. *	86,600	1,969,284
QUALCOMM, Inc.	78,100	3,331,746
Verizon Communications, Inc.	33,000	1,251,360

		7,467,715
Telephone - 0.53%
AT&T, Inc.	54,700	2,156,821
Qwest Communications International, Inc. * (a)	91,100	818,989

		2,975,810

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.98%
Altria Group, Inc.	62,700	$5,505,687
Trucking & Freight - 1.12%
FedEx Corp.	6,400	687,552
United Parcel Service, Inc., Class B	79,300	5,558,930

		6,246,482

TOTAL COMMON STOCKS (Cost $321,236,744)		$381,283,442

PREFERRED STOCKS - 0.05%
Financial Services - 0.05%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. * (b)	250,000	255,366

TOTAL PREFERRED STOCKS (Cost $241,834)		$ 255,366

U.S. TREASURY OBLIGATIONS - 3.12%
Treasury Inflation Protected
Securities (d) - 0.04%
3.875% due 04/15/2029	$ 178,520	226,608
U.S. Treasury Bonds - 1.73%
4.50% due 02/15/2036 (a)	5,700,000	5,374,028
4.75% due 02/15/2037 (a)	750,000	738,281
5.25% due 02/15/2029 (a)	600,000	626,390
6.50% due 11/15/2026	235,000	281,156
7.875% due 02/15/2021 (a)	1,910,000	2,481,209
8.875% due 08/15/2017 (a)	125,000	167,149

		9,668,213
U.S. Treasury Notes - 1.35%
4.875% due 04/30/2011 (a)	2,260,000	2,287,190
3.625% due 07/15/2009 (a)	2,320,000	2,272,421
3.875% due 02/15/2013 (a)	125,000	120,737
4.625% due 02/15/2017 (a)	360,000	359,269
3.625% due 06/15/2010	1,380,000	1,342,859
5.625% due 05/15/2008 (a)	1,150,000	1,159,389

		7,541,865

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,362,321)		$17,436,686

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.63%
Federal Agricultural Mortgage Corp. - 0.18%
5.50% due 07/15/2011	250,000	255,397
5.125% due 03/30/2011	750,000	757,406

		1,012,803
Federal Home Loan Bank - 0.68%
5.125% due 08/14/2013	1,450,000	1,467,541
5.21% due 03/12/2008 (b)	1,140,000	1,139,717
5.625% due 06/13/2016 (a)	1,125,000	1,166,813

		3,774,071
Federal Home Loan Mortgage Corp. - 1.30%
4.647% due 07/01/2035	22,651	22,389
4.875% due 09/12/2008	465,000	464,748
5.50% due 02/01/2018 to 01/01/2034	2,102,664	2,085,262
5.75% due 06/27/2016	500,000	518,814

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
6.00% due 04/01/2016 to 11/01/2036		$4,147,974	$4,188,406

			7,279,619
Federal National Mortgage
Association - 4.47%
3.718% due 07/01/2033 (b)		252	252
4.75% due 08/03/2007		1,125,000	1,123,028
5.00% due 12/01/2017 to 03/01/2036		6,038,683	5,860,349
5.25% due 08/01/2012		3,950,000	3,995,382
5.50% due 12/01/2033 to 03/01/2037		10,958,438	10,850,203
5.95% due 03/01/2036		990	1,000
6.00% due 06/01/2021 to 03/01/2037		1,489,495	1,501,695
6.25% due 05/15/2029		525,000	591,601
6.50% due 05/01/2036		554,371	565,873
7.50% due 09/01/2029 to 10/01/2031		150,845	158,016
5.50% due 04/25/2037		350,000	350,480

			24,997,879

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,200,429)		$ 37,064,372

FOREIGN GOVERNMENT OBLIGATIONS - 2.58%
Argentina - 0.26%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	1,331,327	241,234
0.6245% due 12/15/2035 (b)		$2,783,000	384,054
0.6491% due 12/15/2035 (b)	ARS	5,511,746	210,725
5.83% due 12/31/2033 (b)		1,330,824	623,819

			1,459,832
Brazil - 0.08%
Federative Republic of Brazil
8.25% due 01/20/2034 (a)	$ 90,000		112,950
11.00% due 08/17/2040		255,000	343,995

			456,945
Canada - 0.03%
Government of Canada
4.50% due 06/01/2015 (a)	CAD	205,000	182,880
Colombia - 0.22%
Republic of Colombia
7.375% due 01/27/2017 (a)		$100,000	108,850
7.375% due 09/18/2037 (a)		450,000	489,825
10.00% due 01/23/2012		140,000	164,850
Republic of Colombia
12.00% due 10/22/2015	COP	890,000,000	466,809

			1,230,334
Dominican Republic - 0.06%
Government of Dominican Republic
8.625% due 04/20/2027	$ 100,000		115,300
9.04% due 01/23/2018		185,806	214,606

			329,906

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Egypt - 0.17%
Arab Republic of Egypt
9.10% due 10/18/2010	EGP	15,000	$2,602
11.50% due 10/26/2011		115,000	21,313
11.625% due 11/16/2014		105,000	19,777
11.625% due 11/16/2014		60,000	11,301
Arab Republic of Egypt
4.45% due 09/15/2015	$ 900,000		869,220

			924,213

El Salvador - 0.06%
Republic of El Salvador
7.65% due 06/15/2035		290,000	331,325
France - 0.04%
Government of France
4.75% due 04/25/2035	EUR	150,000	215,241
Germany - 0.61%
Federal Republic of Germany
4.25% due 07/04/2014		1,675,000	2,268,619
4.50% due 07/04/2009		450,000	607,855
5.25% due 01/04/2011		125,000	174,143
5.25% due 01/04/2008		145,000	195,602
6.25% due 01/04/2030		110,000	188,896

			3,435,115

Indonesia - 0.04%
Republic of Indonesia
10.25% due 07/15/2027	IDR	1,918,000,000	206,135
Italy - 0.09%
Republic of Italy
5.375% due 06/15/2033		$500,000	489,231
Japan - 0.33%
Government of Japan
0.50% due 06/20/2013	JPY	230,000,000	1,860,880
Philippines - 0.03%
Republic of Philippines
7.75% due 01/14/2031 (a)		$127,000	143,192
Poland - 0.03%
Republic of Poland
5.00% due 10/24/2013	PLN	565,000	193,920
Russia - 0.03%
Russian Federation, Series REGS
5.00% due 03/31/2030	$ 130,000		147,537
South Korea - 0.01%
Korea Treasury Bond, Series 1409
4.25% due 09/10/2014	KRW	80,000,000	81,739
Sweden - 0.16%
Kingdom of Sweden
5.125% due 03/01/2017		$380,000	381,006
6.75% due 05/05/2014 (a)	SEK	2,955,000	495,183

			876,189

Turkey - 0.17%
Turkey Government Bond
zero coupon due 07/16/2008	TRY	585,000	331,991
The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Turkey (continued)
Turkey Government Bond (continued)
10.00% due 02/15/2012	TRY	375,000	$275,521
15.00% due 02/10/2010		125,000	84,921
20.00% due 10/17/2007		295,700	233,414

			925,847
United Kingdom - 0.16%
Government of United Kingdom
5.00% due 09/07/2014	GBP	360,000	704,886
6.00% due 12/07/2028		90,000	210,138

			915,024

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $13,512,217)		$ 14,405,485

CORPORATE BONDS - 10.05%
Advertising - 0.14%
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013		$300,000	291,750
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		450,000	478,125

			769,875
Aerospace - 0.25%
BAE Systems PLC, 2001 Asset Trust
6.664% due 09/15/2013		915,236	964,687
7.156% due 12/15/2011		436,086	452,213

			1,416,900
Air Travel - 0.05%
Delta Air Lines Inc, Series 02-1
6.417% due 07/02/2012		295,000	297,950
Automobiles - 0.56%
DaimlerChrysler N.A. Holding Corp.
8.00% due 06/15/2010		420,000	453,397
DaimlerChrysler N.A. Holding Corp., Series MTN
5.69% due 03/13/2009 (b)		710,000	709,959
Ford Motor Company
4.25% due 12/15/2036		973,000	1,081,198
General Motors Corp.
7.125% due 07/15/2013		925,000	864,875

			3,109,429
Banking - 1.16%
Banco Mercantil del Norte SA
6.862% due 10/13/2021		390,000	397,683
Banco Santander Chile
5.375% due 12/09/2014		130,000	129,626
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)		550,000	531,166
Fifth Third Capital Trust IV
6.50% due 04/01/2037 (b)		250,000	248,541
HSBK Europe BV
7.75% due 05/13/2013		190,000	199,263
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		145,000	140,647
4.90% due 09/23/2010		220,000	217,452

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Landwirtschaftliche Rentenbank
5.25% due 07/15/2011	$1,400,000	$1,421,900
PNC Preferred Funding Trust I
6.113% due 03/15/2049 (b)	500,000	496,707
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)	440,000	437,849
Santander Issuances S.A Unipersonal
5.805% due 06/20/2016 (b)	400,000	406,157
Washington Mutual Bank, Series BKNT
6.75% due 05/20/2036	250,000	267,700
Washington Mutual Preferred Funding II
6.665% due 12/31/2049 (b)	1,000,000	981,403
Wells Fargo & Company
3.50% due 04/04/2008 (c)	125,000	122,876
Zions Bancorporation
5.50% due 11/16/2015	500,000	491,510

		6,490,480
Building Materials & Construction - 0.04%
USG Corp.
6.30% due 11/15/2016	240,000	241,699
Buildings - 0.03%
MDC Holdings, Inc.
5.375% due 07/01/2015	180,000	163,892
Business Services - 0.07%
The Thomson Corp.
5.50% due 08/15/2035	425,000	383,853
Cable and Television - 0.49%
Charter Communications Operating LLC
8.00% due 04/30/2012	210,000	218,662
8.375% due 04/30/2014	750,000	780,938
Comcast Corp.
5.65% due 06/15/2035	500,000	453,016
5.875% due 02/15/2018	130,000	130,351
6.45% due 03/15/2037	130,000	130,148
6.50% due 11/15/2035	250,000	251,894
Cox Communications, Inc.
7.75% due 11/01/2010	125,000	135,093
News America, Inc.
6.40% due 12/15/2035	150,000	149,201
Time Warner, Inc.
7.625% due 04/15/2031	385,000	432,672
Viacom, Inc.
6.875% due 04/30/2036	80,000	80,639

		2,762,614
Cellular Communications - 0.22%
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	90,000	116,095
Dobson Communications Corp.
9.875% due 11/01/2012	350,000	381,500
Nextel Communications, Inc.
6.875% due 10/31/2013	125,000	128,058
US Unwired, Inc., Series B
10.00% due 06/15/2012	530,000	578,752

		1,204,405

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Computers & Business Equipment - 0.02%
Cisco Systems, Inc.
5.25% due 02/22/2011	$125,000	$125,611
Crude Petroleum & Natural Gas - 0.10%
Apache Corp.
6.00% due 01/15/2037	250,000	248,948
XTO Energy, Inc.
6.10% due 04/01/2036	340,000	329,234

		578,182
Electrical Utilities - 0.45%
AES Corp.
9.375% due 09/15/2010	1,495,000	1,625,813
Appalachian Power Company
5.55% due 04/01/2011	125,000	126,160
Pacific Gas & Electric Company
4.20% due 03/01/2011	150,000	145,218
PSEG Funding Trust I
5.381% due 11/16/2007	430,000	429,619
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	170,000	167,002

		2,493,812
Electronics - 0.03%
Koninklijke Philips Electronics NV
7.20% due 06/01/2026	125,000	138,873
Energy - 0.17%
Energy East Corp.
6.75% due 07/15/2036	375,000	396,287
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014	290,000	289,338
6.875% due 03/01/2033	250,000	263,272

		948,897
Financial Services - 2.48%
American Express Company
6.80% due 09/01/2066	350,000	372,730
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)	600,000	588,029
CIT Group, Inc.
5.64% due 07/28/2011 (b)	350,000	350,265
Countrywide Financial Corp.
6.25% due 05/15/2016	280,000	282,247
Downey Financial Corp.
6.50% due 07/01/2014	370,000	367,924
ERP Operating LP
4.75% due 06/15/2009	345,000	340,855
General Electric Capital Corp.
5.45% due 01/15/2013	250,000	253,215
General Motors Acceptance Corp.
7.00% due 02/01/2012	450,000	452,121
Goldman Sachs Group, Inc.
5.25% due 04/01/2013	250,000	248,345
HVB Funding Trust III
9.00% due 10/22/2031	160,000	205,370
International Lease Finance Corp.
4.75% due 01/13/2012	490,000	481,103
4.75% due 07/01/2009	250,000	248,584

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	$60,000	$59,602
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036	355,000	369,997
Lehman Brothers Holdings, Inc., Series MTN
5.42% due 12/23/2008 (b)	690,000	689,789
5.50% due 04/04/2016	250,000	248,589
5.75% due 04/25/2011	350,000	356,941
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)	255,000	250,318
Merrill Lynch & Company, Inc.
6.11% due 01/29/2037	775,000	751,335
Merrill Lynch & Company, Inc., Series MTN1
5.45% due 12/04/2009 (b)	1,800,000	1,798,720
Mizuho Capital Investment 1, Ltd.
6.686% due 03/29/2049 (b)	180,000	183,149
Morgan Stanley
5.61% due 01/09/2012 (b)	500,000	499,932
PCCW HKT Capital, Ltd.
8.00% due 11/15/2011	350,000	386,112
Private Export Funding Corp.
5.00% due 12/15/2016	770,000	768,838
Reliastar Financial Corp.
6.50% due 11/15/2008	280,000	284,750
Residential Capital Corp.
6.4603% due 04/17/2009 (b)	350,000	348,699
6.50% due 04/17/2013	260,000	257,532
SMFG Preferred Capital
6.078% due 01/29/2049 (b)	700,000	701,358
Twin Reefs Pass Through Trust
6.32% due 12/10/2049 (b)	700,000	701,886
Unicredit Luxembourg Finance SA
5.584% due 01/13/2017 (b)	200,000	202,578
Washington Mutual, Inc.
5.25% due 09/15/2017	500,000	475,277
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010	345,000	335,947

		13,862,137
Food & Beverages - 0.09%
Tyson Foods, Inc.
6.60% due 04/01/2016	470,000	487,537
Gas & Pipeline Utilities - 0.21%
Gulfstream Natural Gas System LLC
6.19% due 11/01/2025	240,000	241,808
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	160,000	154,740
6.00% due 02/01/2017	335,000	338,681
6.50% due 02/01/2037	130,000	129,644
Williams Companies, Inc.
8.125% due 03/15/2012	300,000	326,250

		1,191,123
Healthcare Products - 0.06%
Boston Scientific Corp.
6.25% due 11/15/2035	100,000	96,990

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products (continued)
Cardinal Health, Inc.
5.80% due 10/15/2016	$250,000	$249,090

		346,080
Homebuilders - 0.03%
Ryland Group, Inc.
5.375% due 01/15/2015	180,000	164,577
Hotels & Restaurants - 0.07%
Seminole Tribe of Florida
5.798% due 10/01/2013	205,000	204,155
Wyndham Worldwide Corp.
6.00% due 12/01/2016	170,000	169,985

		374,140
Insurance - 0.32%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	70,000	74,292
Ambac Financial Group, Inc.
6.15% due 02/15/2037 (b)	200,000	188,279
Assured Guaranty U.S. Holdings, Inc., Series A
6.40% due 12/15/2066 (b)	75,000	75,637
AXA SA
6.379% due 12/14/2049 (b)	400,000	392,897
CNA Financial Corp.
7.25% due 11/15/2023	125,000	132,442
Liberty Mutual Group, Inc.
7.50% due 08/15/2036	300,000	320,510
Lincoln National Corp.
6.20% due 12/15/2011	140,000	145,352
Monumental Global Funding III
5.56% due 01/15/2014 (b)	360,000	358,770
Nationwide Mutual Insurance Company
7.875% due 04/01/2033	60,000	71,397

		1,759,576
International Oil - 0.37%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	250,000	249,948
Newfield Exploration Company
6.625% due 04/15/2016	450,000	450,000
Pemex Project Funding Master Trust
5.75% due 12/15/2015	315,000	315,630
7.375% due 12/15/2014	300,000	331,350
Pemex Project Funding Master Trust, Series REGS
5.9475% due 12/03/2012 (b)	740,000	745,550

		2,092,478
Investment Companies - 0.21%
Temasek Financial I, Ltd., Series REGS
4.50% due 09/21/2015	1,225,000	1,169,438
Leisure Time - 0.28%
Boyd Gaming Corp.
6.75% due 04/15/2014	1,200,000	1,197,000
MGM Mirage, Inc.
8.50% due 09/15/2010	350,000	374,062

		1,571,062

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Manufacturing - 0.03%
Tyco International Group SA
6.875% due 01/15/2029	$105,000	$123,931
7.00% due 06/15/2028	55,000	65,322

		189,253

Medical-Hospitals - 0.02%
Tenet Healthcare Corp.
9.875% due 07/01/2014	125,000	126,250
Metal & Metal Products - 0.01%
Freeport-McMoRan Copper & Gold, Inc.
6.875% due 02/01/2014	55,000	56,444
Mining - 0.02%
Vale Overseas, Ltd.
6.875% due 11/21/2036	100,000	103,269
Municipal Bonds - 0.07%
Province of New Brunswick Canada
5.20% due 02/21/2017	380,000	383,486
Paper - 0.15%
Jefferson Smurfit Corp.
7.50% due 06/01/2013	650,000	630,500
Stora Enso Oyj
6.404% due 04/15/2016	200,000	206,550

		837,050

Petroleum Services - 0.14%
Anadarko Petroleum Corp.
6.45% due 09/15/2036	380,000	376,028
Petroleum Export, Ltd.
5.265% due 06/15/2011	395,513	386,919

		762,947

Pharmaceuticals - 0.05%
Hospira, Inc.
5.55% due 03/30/2012	305,000	305,120
Real Estate - 0.34%
Developers Diversified Realty Corp., REIT
5.00% due 05/03/2010	125,000	124,116
Hospitality Properties Trust, REIT
6.30% due 06/15/2016	225,000	233,315
Kimco Realty Corp., REIT
4.82% due 06/01/2014	250,000	239,915
ProLogis, REIT
5.25% due 11/15/2010	200,000	200,626
5.625% due 11/15/2015	250,000	252,010
5.75% due 04/01/2016	200,000	203,361
Realogy Corp.
6.15% due 10/15/2011	105,000	107,363
Simon Property Group LP
5.875% due 03/01/2017	250,000	256,497
Simon Property Group LP, REIT
6.10% due 05/01/2016	260,000	270,826

		1,888,029

Retail - 0.02%
Federated Retail Holdings, Inc.
6.375% due 03/15/2037	135,000	131,219

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Grocery - 0.24%
Albertson's LLC
7.25% due 05/01/2013	$1,275,000	$1,317,120
Retail Trade - 0.08%
CVS Corp.
5.298% due 01/11/2027	67,256	64,168
Home Depot, Inc.
5.49% due 12/16/2009 (b)	370,000	370,410

		434,578

Sanitary Services - 0.29%
Allied Waste North America, Inc.
6.125% due 02/15/2014	625,000	607,812
Allied Waste North America, Inc., Series B
9.25% due 09/01/2012	975,000	1,028,625

		1,636,437

Telecommunications Equipment &
Services - 0.21%
SBC Communications, Inc.
5.625% due 06/15/2016	125,000	125,389
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011	205,000	215,188
Telecom Italia Capital SA
4.95% due 09/30/2014	350,000	329,698
Verizon Communications, Inc.
5.50% due 04/01/2017	505,000	501,172

		1,171,447

Telephone - 0.48%
AT&T, Inc.
6.80% due 05/15/2036	370,000	394,454
Qwest Capital Funding, Inc.
7.25% due 02/15/2011	320,000	327,600
7.90% due 08/15/2010	85,000	88,612
Qwest Communications International, Inc.
7.25% due 02/15/2011	900,000	921,375
Sprint Capital Corp.
8.75% due 03/15/2032	140,000	165,133
Valor Telecommunications Enterprise
7.75% due 02/15/2015	360,000	387,900
Verizon, New York, Inc., Series A
6.875% due 04/01/2012	400,000	422,136

		2,707,210

TOTAL CORPORATE BONDS (Cost $56,019,139)	$ 56,194,479

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.49%
Banc of America Funding Corp.,
Series 2005-H, Class 9A1
5.9506% due 11/20/2035 (b)	375,331	376,917
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	153,894	153,108
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-10, Class A3
4.65% due 10/25/2035 (b)	875,000	873,293

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1
5.8181% due 11/25/2035 (b)	$381,802	$383,190
Bear Stearns Asset Backed Securities, Inc., Series
2005-AC3, Class 2A1
5.25% due 06/25/2020	244,193	243,151
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	250,000	270,339
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	750,000	706,437
Countrywide Alternative Loan Trust, Series
2007-2CB, Class 1A9
5.75% due 03/25/2037	547,281	546,193
Countrywide Alternative Loan Trust,
Series 2005-46CB, Class A8
5.50% due 10/25/2035	370,666	370,507
Countrywide Alternative Loan Trust,
Series 2005-54CB, Class 1A7
5.50% due 11/25/2035	436,685	437,886
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1
5.983% due 12/25/2035 (b)	323,901	323,901
Countrywide Alternative Loan Trust,
Series 2005-64CB, Class 1A7
5.50% due 12/25/2035	360,379	359,829
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-HYB5, Class 3A1B
5.9548% due 09/20/2036 (b)	107,472	108,455
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	265,226	263,603
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036	660,000	655,007
Crown Castle Towers LLC,
Series 2005-1A, Class AFL
5.70% due 06/15/2035 (b)	230,000	230,566
Crown Castle Towers LLC,
Series 2005-1A, Class AFX
4.643% due 06/15/2035	625,000	616,743
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035	825,000	816,743
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035	290,000	288,870
CS First Boston Mortgage Securities Corp, Series
2004-C5, Class A3
4.499% due 11/15/2037	120,000	116,892
CS First Boston Mortgage Securities Corp, Series
2005-7, Class 3A1
5.00% due 08/25/2020	71,959	71,605
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	277,618	278,246
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	500,000	504,878

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	$750,000	$776,923
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	500,000	520,102
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	323,479	326,910
CSAB Mortgage Backed Trust, Series 2006-2,
Class A6A
5.72% due 09/25/2036	825,000	826,179
Federal Home Loan Mortgage Corp., REMICS,
Series 2006-3233, Class PA
6.00% due 10/15/2036	363,803	373,123
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	142,563	147,989
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	249,549	259,174
First Horizon Alternative Mortgage Securities,
Series 2005-FA8, Class 1A14
5.50% due 11/25/2035	598,481	600,528
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	527,870	530,741
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	317,139	319,099
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	34,205	34,605
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	500,000	518,721
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	360,000	363,038
Global Signal Trust, Series 2006-1, Class A2
5.45% due 02/15/2036	375,000	377,810
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036	300,000	302,644
GMAC Commercial Mortgage Securities, Inc,
Series 2001-C2, Class A1
6.25% due 04/15/2034	279,470	283,986
GMAC Commercial Mortgage Securities, Inc.,
Series 1997-C1, Class A3
6.869% due 07/15/2029	71,242	71,198
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A1
5.988% due 04/15/2034	188,148	188,031
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	304,685	298,659

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust,
Series 2005-15, Class 2A12
6.12% due 10/20/2045 (b)	$321,098	$323,898
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
5.82% due 10/03/2015 (b)	170,000	171,592
JP Morgan Alternative Loan Trust,
Series 2006-S3, Class A6
6.12% due 08/25/2036	875,000	889,424
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	1,165,000	1,176,464
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class A2
4.79% due 10/15/2042	415,000	410,007
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	500,000	527,359
MASTR Alternative Loans Trust, Series 2004-5,
Class 5A1
4.75% due 06/25/2019	689,488	678,215
Residential Asset Securitization Trust, Series
2004-A6, Class A1
5.00% due 08/25/2019	1,556,636	1,527,461
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	290,000	301,376
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	60,527	60,588
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	750,000	779,201
SBA CMBS Trust, Series 2005-1A, Class A
5.369% due 11/15/2035	280,000	282,048
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035	250,000	252,402
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-2, Class 5A1
6.00% due 03/25/2036 (b)	835,742	839,006
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-4, Class 5A1
5.954% due 05/25/2036 (b)	550,100	552,595
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5076% due 07/15/2027 (b)	164,661	164,936
Washington Mutual Inc, Series 2003-S2, Class A1
5.00% due 05/25/2018	713,059	708,744
Washington Mutual Inc, Series 2003-S6, Class 2A3
4.75% due 07/25/2018	438,205	425,711
Washington Mutual Inc, Series 2003-S7, Class A1
4.50% due 08/25/2018	191,790	186,227
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	456,237	462,898
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-16, Class 2A1
4.50% due 12/25/2018 (c)	236,238	227,434

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-3, Class 2A1
5.25% due 04/25/2033 (c)	$222,588	$221,740
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-1, Class A3
5.00% due 03/25/2021 (c)	728,284	713,718
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A1
5.674% due 10/25/2036 (b)(c)	2,012,625	2,016,791
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A6
4.11% due 06/25/2035 (c)	675,000	692,484

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,998,531)		$30,708,138

ASSET BACKED SECURITIES - 2.48%
Advanta Business Card Master Trust,
Series 2005-A1, Class A1
5.39% due 04/20/2011 (b)	375,000	375,377
Advanta Business Card Master Trust,
Series 2005-A3, Class A3
4.70% due 10/20/2011	375,000	372,774
ARG Funding Corp., Series 2005-2A, Class A1
4.54% due 05/20/2009	570,000	566,782
Bear Stearns Asset Backed Securities, Inc.,
Series 2005-CL1, Class A1
5.82% due 09/25/2034 (b)	207,295	207,385
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035	250,000	240,430
Countrywide Asset-Backed Certificates, Series
2006-S2, Class A5
5.753% due 07/25/2027	825,000	832,347
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF3
3.842% due 10/25/2030	15,619	15,561
CPS Auto Trust, Series 2006-A, Class 1A4
5.33% due 11/15/2012	700,000	703,062
CPS Auto Trust, Series 2006-C, Class A4
5.14% due 06/17/2013	824,998	828,771
CPS Auto Trust, Series 2007-A, Class A4
5.05% due 11/15/2013	650,000	649,838
CPS Auto Trust, Series 2005-C, Class A2
4.79% due 03/15/2012	510,000	505,801
Discover Card Master Trust I,
Series 1996-4, Class A
5.695% due 10/16/2013 (b)	675,000	683,804
Drive Auto Receivables Trust,
Series 2006-2, Class A3
5.33% due 04/15/2014	450,000	453,235
First Investors Auto Owner Trust,
Series 2005-A, Class A2
4.23% due 07/16/2012	295,346	293,674
Greenpoint Manufactured Housing,
Series 2000-7, Class A1
5.61% due 06/17/2022 (b)	69,700	69,831

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Hertz Vehicle Financing LLC, Series
2005-2A, Class A6
5.08% due 11/25/2011	$330,000	$331,541
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	510,000	507,346
Peco Energy Transition Trust,
Series 1999-A, Class A7
6.13% due 03/01/2009	540,000	543,783
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A3
4.14% due 09/25/2012	420,000	412,446
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A2
5.03% due 03/25/2014	1,000,000	1,004,294
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A3
5.12% due 12/25/2014	500,000	502,315
Rental Car Finance Corp., Series 2005-1A, Class A2
4.59% due 06/25/2011	500,000	492,520
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	129,859	128,934
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	625,000	618,756
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.63% due 10/25/2035 (b)	68,935	68,965
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05% due 07/20/2023	370,787	360,312
Triad Auto Receivables Owner Trust,
Series 2005-A, Class A4
4.22% due 06/12/2012	300,000	295,914
UPFC Auto Receivables Trust, Series 2005-A,
Class A3
4.34% due 12/15/2010	361,735	359,402
UPFC Auto Receivables Trust, Series 2005-B,
Class A3
4.98% due 08/15/2011	475,000	473,262
USAA Auto Owner Trust, Series 2004-3, Class A3
3.16% due 02/17/2009	171,341	170,543
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	58,167	58,305
West Penn Funding LLC Transition Bonds,
Series 2005-A, Class A1
4.46% due 12/27/2010	760,859	751,586

TOTAL ASSET BACKED SECURITIES
(Cost $13,990,258)	$ 13,878,896

SUPRANATIONAL OBLIGATIONS - 0.25%
Supranational - 0.15%
African Development Bank
6.875% due 10/15/2015	770,000	849,570

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS
(continued)
Venezuela - 0.10%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	$ 510,000	$542,963

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,400,518)		$1,392,533

SHORT TERM INVESTMENTS - 7.85%
Federal Home Loan Mortgage Corp. Discount Notes
5.134% due 04/02/2007	$ 2,275,000	$2,275,000
State Street Navigator Securities Lending
Prime Portfolio (c)	41,619,253	41,619,253

TOTAL SHORT TERM INVESTMENTS
(Cost $43,893,929)		$43,894,253

REPURCHASE AGREEMENTS - 1.90%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$10,589,058 on 04/02/2007,
collateralized by $10,720,000
Federal Home Loan Bank, 5.125%
due 08/15/2019 (valued at
$10,800,400, including interest) (c)	$10,585,000	$10,585,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,585,000)		$ 10,585,000

Total Investments (Income & Value Trust)
(Cost $546,440,920) - 108.60%		$ 607,098,650
Liabilities in Excess of Other Assets - (8.60)%		(48,051,615)

TOTAL NET ASSETS - 100.00%		$ 559,047,035

Index Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
500 Index Trust Series NAV	4,429,186	$54,124,655
Bond Index Trust A Series NAV	3,638,582	46,391,927
International Equity Index Trust A Series NAV	1,055,751	23,215,963
Mid Cap Index (MFC Global U.S.A.)	776,155	15,461,013
Small Cap Index (MFC Global U.S.A.)	893,184	15,461,013

TOTAL INVESTMENT COMPANIES (Cost $146,859,774)		$ 154,654,571

Total Investments (Index Allocation Trust)
(Cost $146,859,774) - 100.00%		$ 154,654,571
Liabilities in Excess of Other Assets - 0.00%		(2,450)

TOTAL NET ASSETS - 100.00%		$ 154,652,121

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.39%
Australia - 1.78%
Amcor, Ltd.	202,929	$1,241,625
Australia and New Zealand
Banking Group, Ltd.	122,231	2,941,962
BHP Billiton, Ltd.	107,011	2,592,111
Commonwealth Bank of Australia, Ltd.	56,427	2,298,310
Foster's Group, Ltd.	231,357	1,284,318
Mirvac Group, Ltd.	536,671	2,278,970
Qantas Airways, Ltd., ADR	292,304	1,243,636
Rio Tinto, Ltd. (a)	38,220	2,441,020
Stockland Company, Ltd. (a)	179,718	1,186,994
Telstra Corp., Ltd.	894,988	3,379,889
Woolworths, Ltd.	146,852	3,235,850
Zinifex, Ltd.	134,839	1,724,335

		25,849,020
Austria - 0.50%
Bohler Uddeholm AG	11,756	1,132,019
OMV AG	38,751	2,443,578
Voestalpine AG	50,172	3,643,534

		7,219,131
Belgium - 1.44%
Belgacom SA	40,950	1,820,988
Colruyt SA	4,408	1,009,918
Delhaize Group (a)	25,953	2,388,365
Dexia	178,915	5,345,539
Fortis Group SA	188,498	8,619,209
UCB SA	30,134	1,755,925

		20,939,944
Bermuda - 0.24%
Esprit Holdings, Ltd.	146,000	1,705,931
Frontline, Ltd. (a)	10,087	358,448
Noble Group, Ltd. (a)	689,639	681,708
Ship Finance International, Ltd.	1,081	29,645
Yue Yuen Industrial Holdings, Ltd. (a)	190,782	645,804

		3,421,536
Canada - 2.25%
Alcan Aluminum, Ltd.	23,700	1,237,112
BCE, Inc. (a)	80,324	2,274,767
Canadian Imperial Bank of Commerce (a)	90,130	7,832,531
Canadian Natural Resources, Ltd.	110,663	6,119,148
EnCana Corp. (a)	100,803	5,106,163
Magna International, Inc. (a)	10,000	751,323
National Bank of Canada (a)	43,735	2,370,164
Petro-Canada	76,433	2,993,278
Research In Motion, Ltd. *	28,900	3,948,087

		32,632,573
Cayman Islands - 0.04%
Foxconn International Holdings, Ltd. * (a)	198,000	608,155
Denmark - 0.22%
A P Moller- Maersk AS, Series A	129	1,298,879
Danske Bank AS (a)	27,481	1,279,930

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
H. Lundbeck AS	26,845	$628,767

		3,207,576
Finland - 1.76%
Fortum Corp. Oyj (a)	38,891	1,135,441
Kesko Oyj (a)	51,733	2,762,667
Kone Corp. Oyj (a)	15,092	863,272
Nokia AB Oyj	319,315	7,358,108
OKO Bank - A (a)	25,000	426,631
Outokumpu Oyj (a)	96,196	3,310,232
Rautaruukki Oyj	91,091	4,250,480
Sampo Oyj, A Shares (a)	176,458	5,361,808

		25,468,639
France - 10.35%
Air France KLM	48,966	2,236,387
BNP Paribas SA (a)	190,569	19,928,061
Cap Gemini SA	17,415	1,327,345
Carrefour SA	49,709	3,639,827
Casino Guich-Perrachon SA	37,436	3,784,059
Compagnie de Saint-Gobain	53,208	5,206,808
Compagnie Generale des Etablissements
Michelin, Class B	37,664	4,164,242
Credit Agricole SA	167,480	6,538,206
France Telecom SA	51,990	1,374,637
Groupe Danone SA (a)	23,219	3,797,795
Lafarge SA	32,047	5,044,156
L'Oreal SA	22,898	2,502,884
Peugeot SA	93,191	6,575,675
Pinault-Printemps-Redoute SA	5,957	953,717
Publicis Groupe SA	31,774	1,536,604
Renault Regie Nationale SA	88,247	10,332,792
Sanofi-Aventis	175,505	15,280,307
Societe Generale	7,679	1,328,617
Suez SA	112,180	5,923,170
Total SA (a)	632,525	44,369,524
Unibail	3,754	1,139,074
Vinci SA	20,456	3,174,060

		150,157,947
Germany - 8.15%
Adidas-Salomon AG (a)	18,388	1,006,556
Allianz AG (a)	18,282	3,758,265
Altana AG (a)	75,737	4,924,755
BASF AG	24,662	2,779,805
Bayerische Motoren Werke (BMW) AG (a)	103,799	6,131,718
Bilfinger Berger AG	13,723	1,250,217
DaimlerChrysler AG (a)	65,563	5,383,798
Deutsche Bank AG	100,652	13,574,281
Deutsche Boerse AG (a)	8,582	1,968,404
Deutsche Lufthansa AG (a)	102,903	2,797,866
Deutsche Post AG	126,499	3,833,616
Deutsche Telekom AG	121,787	2,016,430
E.ON AG (a)	50,747	6,907,715

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Fresenius AG	24,357	$1,941,474
Henkel KGaA (a)	9,773	1,446,503
Infineon Technologies AG *	189,839	2,957,828
KarstadtQuelle AG *	47,733	1,761,933
MAN AG	47,741	5,561,235
Metro AG (a)	30,822	2,185,145
Muenchener Rueckversicherungs-
Gesellschaft AG (a)	87,603	14,833,669
Salzgitter AG	27,672	4,045,775
Suedzucker AG (a)	86,433	1,653,017
Thyssen Krupp AG	247,962	12,283,374
TUI AG (a)	129,125	3,196,527
Volkswagen AG (a)	66,893	10,064,560

		118,264,466
Hong Kong - 0.91%
Bank of East Asia, Ltd.	424,400	2,468,579
BOC Hong Kong Holdings, Ltd. (a)	906,500	2,197,280
CLP Holdings, Ltd.	480,596	3,518,146
Hong Kong Electric Holdings, Ltd. (a)	383,646	1,968,851
Hong Kong Exchange & Clearing, Ltd.	307,000	2,985,999

		13,138,855
Ireland - 1.13%
Allied Irish Banks PLC	29,764	883,702
Bank of Ireland	98,293	2,123,033
C&C Group PLC	91,903	1,397,500
CRH PLC	127,946	5,475,683
DCC PLC, Dublin	24,982	880,712
Depfa Bank PLC (a)	265,633	4,749,797
Kerry Group PLC	32,884	914,765

		16,425,192
Italy - 3.61%
Banco Popolare Di Verona e Novara SpA (a)	92,735	2,883,555
Benetton Group SpA	44,477	720,941
Enel SpA	841,796	9,017,807
Eni SpA (a)	911,498	29,695,770
Fiat SpA * (a)	180,536	4,556,143
Italcementi SpA	48,474	949,747
UniCredito Italiano SpA	480,153	4,575,369

		52,399,332
Japan - 22.72%
Aderans Company, Ltd. (a)	18,935	460,631
Alps Electric Company, Ltd. (a)	87,454	1,026,551
Astellas Pharmaceuticals, Inc.	58,626	2,533,238
Canon, Inc.	238,600	12,846,834
Central Japan Railway Company, Ltd.	153	1,743,886
Chubu Electric Power Company, Inc. (a)	152,201	5,243,177
Cosmo Oil Company, Ltd. (a)	123,000	516,838
Daiei, Inc. * (a)	86,742	1,254,297
Daiichi Sankyo Company, Ltd. (a)	199,469	6,124,978
Daikyo, Inc.	321,112	1,769,919
East Japan Railway Company	135	1,054,140

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Eisai Company, Ltd. (a)	49,420	$ 2,375,052
Elpida Memory, Inc. * (a)	55,000	2,137,966
Fuji Heavy Industries, Ltd. (a)	307,884	1,602,730
Fuji Photo Film Company, Ltd.	73,300	3,005,197
Haseko Corp. *	812,653	2,972,320
Hokkaido Electric Power Company, Inc.	69,701	1,855,689
Honda Motor Company, Ltd.	784,588	27,428,713
Isuzu Motors, Ltd. (a)	569,458	2,862,669
Itochu Corp. (a)	844,953	8,394,549
Japan Tobacco, Inc.	883	4,348,718
JFE Holdings, Inc. (a)	70,200	4,161,902
Kansai Electric Power Company, Ltd. (a)	156,800	4,521,346
Kao Corp. (a)	103,950	3,050,461
Kawasaki Kisen Kaisha, Ltd. (a)	586,000	5,572,645
Konami Corp. (a)	57,477	1,540,021
Konica Minolta Holdings, Inc.	117,500	1,547,144
Kyocera Corp.	27,400	2,589,325
Kyushu Electric Power Company, Inc.	86,120	2,453,979
Marubeni Corp.	921,176	5,610,190
Marui Company, Ltd. (a)	56,190	690,635
Mazda Motor Corp. (a)	391,512	2,171,274
Mediceo Holdings Company, Ltd.	30,000	572,875
Mitsubishi Corp.	560,005	13,027,803
Mitsubishi Estate Company, Ltd.	136,596	4,496,462
Mitsui & Company, Ltd. (a)	389,440	7,287,611
Mitsui O.S.K. Lines, Ltd. (a)	341,000	3,793,884
Mitsui Trust Holdings, Inc.	561,447	5,549,283
Mitsumi Electric Company, Ltd. (a)	66,200	2,196,062
Mizuho Financial Group, Inc.	338	2,182,129
Murata Manufacturing Company, Ltd.	29,800	2,179,901
Nikon Corp. (a)	96,773	2,045,514
Nintendo Company, Ltd.	31,000	9,031,174
Nippon Building Fund, Inc.	148	2,454,812
Nippon Oil Corp.	558,000	4,537,473
Nippon Steel Corp. (a)	1,100,000	7,747,204
Nippon Telegraph & Telephone Corp.	1,419	7,519,559
Nippon Yakin Kogyo Company, Ltd. (a)	178,000	1,651,835
Nippon Yusen Kabushiki Kaisha (a)	496,000	3,986,901
Nissan Motor Company, Ltd. (a)	1,181,600	12,693,921
Nomura Research Institute, Ltd.	25,500	752,647
NTT DoCoMo, Inc. (a)	5,389	9,992,787
Osaka Gas Company, Ltd.	1,000,880	3,890,632
Pacific Metals Company, Ltd. (a)	209,000	2,924,382
Pioneer Electronic Corp. (a)	75,800	992,915
Resona Holdings, Inc. (a)	2,407	6,490,188
Ricoh Company, Ltd.	306,000	6,910,475
Seven & I Holdings Company, Ltd.	25,000	763,408
Shin-Etsu Chemical Company, Ltd.	20,900	1,278,195
Shinko Securities Company, Ltd. (a)	159,000	807,409
Showa Shell Sekiyu K.K.	45,800	562,152
Sojitz Holdings Corp. * (a)	733,700	3,064,234
Sony Corp.	62,400	3,179,314

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumco Corp. (a)	59,000	$ 2,459,065
Sumitomo Chemical Company, Ltd.	241,000	1,824,438
Sumitomo Corp.	336,404	6,066,231
Sumitomo Metal Mining Company, Ltd. (a)	85,000	1,644,835
Sumitomo Realty &
Development Company, Ltd.	124,000	4,714,669
Taisho Pharmaceuticals Company, Ltd. (a)	37,210	683,652
Takeda Pharmaceutical Company, Ltd.	351,111	23,085,851
Takefuji Corp. (a)	37,610	1,513,166
The Tokyo Electric Power Company, Ltd. (a)	172,361	5,908,347
Tohoku Electric Power Company, Inc. (a)	80,600	2,049,879
Tokyo Electron, Ltd. (a)	37,600	2,635,342
Tokyo Gas Company, Ltd. (a)	569,603	3,183,168
Tokyo Steel Manufacturing Company, Ltd. (a)	77,800	1,148,818
TonenGeneral Sekiyu K.K.	128,867	1,442,512
Toshiba Corp. (a)	295,000	1,974,780
Toyo Tire & Rubber Company, Ltd. (a)	84,188	352,320
Toyota Motor Corp. (a)	138,700	8,907,285

		329,624,513
Netherlands - 7.65%
ABN AMRO Holdings NV (a)	613,871	26,452,349
Aegon NV	415,398	8,288,860
Akzo Nobel NV	37,329	2,838,170
Buhrmann NV	61,870	834,069
Corio NV (a)	9,531	866,908
CSM NV	29,490	1,053,047
DSM NV (a)	34,787	1,560,420
Euronext NV (a)	11,632	1,391,542
Heineken Holding NV	28,901	1,280,935
Heineken NV	143,072	7,493,055
ING Groep NV	634,292	26,848,778
Koninklijke (Royal) KPN NV	102,824	1,603,447
Koninklijke Ahold NV *	255,661	2,991,811
Mittal Steel Company NV (a)	312,147	16,602,609
Oce-Van Der Grinten NV (a)	40,496	743,067
Reed Elsevier NV (a)	272,152	4,819,046
Stork NV	8,499	436,476
TNT Post Group NV	71,805	3,296,781
Vedior NV	23,460	521,460
Wereldhave NV (a)	7,327	1,129,350

		111,052,180
Norway - 0.29%
Statoil ASA (a)	64,182	1,747,519
Telenor ASA (a)	88,500	1,572,453
Yara International ASA	32,325	892,097

		4,212,069
Singapore - 1.71%
CapitaLand, Ltd. *	467,797	2,466,227
Cosco Corp. Singapore, Ltd.	821,400	1,553,539
DBS Group Holdings, Ltd.	456,769	6,441,633
Keppel Corp., Ltd.	175,000	2,191,176

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Keppel Land, Ltd. (a)	328,462	$2,056,337
K-REIT Asia *	51,292	108,165
Neptune Orient Lines, Ltd. (a)	648,512	1,384,678
SembCorp Industries, Ltd.	469,198	1,576,928
SembCorp Marine, Ltd. (a)	381,733	885,499
Singapore Telecommunications, Ltd.	1,336,210	2,888,246
United Overseas Bank, Ltd.	235,000	3,252,166

		24,804,594
Spain - 2.20%
ACS Actividades SA (a)	43,028	2,615,451
Banco Popular Espanol SA (a)	130,468	2,694,095
Banco Santander Central Hispano SA	212,301	3,793,325
Fomento de Construcciones SA	13,185	1,356,908
Gas Natural SDG SA (a)	33,169	1,559,263
Iberdrola SA (a)	112,517	5,325,499
Repsol SA	205,895	6,950,191
Sacyr Vallehermoso SA (a)	27,998	1,570,424
Telefonica SA	272,648	6,016,554

		31,881,710
Sweden - 2.42%
Electrolux AB - Series B (a)	134,927	3,419,077
Hennes & Mauritz AB, Series B (a)	41,650	2,397,054
Nordea Bank AB (a)	223,000	3,559,725
Sandvik AB (a)	159,000	2,822,640
Scania AB, Series B (a)	43,500	3,412,766
Skandinaviska Enskilda Banken AB, Series A (a)	105,000	3,359,723
Svenska Cellulosa AB, Series B (a)	33,706	1,804,744
Svenska Handelsbanken AB, Series A	59,400	1,764,579
Swedbank AB, Series A	68,400	2,394,262
Tele2 AB, Series B (a)	116,180	1,904,467
Teliasonera AB (a)	315,000	2,717,092
Volvo AB, Series B	66,000	5,555,945

		35,112,074
Switzerland - 3.49%
ABB, Ltd.	228,202	3,914,400
Baloise Holding AG	13,444	1,402,495
Credit Suisse Group AG	41,715	2,999,792
Geberit AG	1,195	1,842,858
Nestle SA	10,000	3,902,771
Novartis AG	198,353	11,401,290
Swiss Life Holding *	5,560	1,398,483
Swiss Re (a)	52,101	4,769,265
Unaxis Holding AG * (a)	3,395	2,066,230
Zurich Financial Services AG	58,628	16,958,413

		50,655,997
United Kingdom - 22.53%
3i Group PLC	125,252	2,800,834
Alliance & Leicester PLC (a)	81,586	1,821,181
AMEC PLC	130,822	1,364,838
Anglo American PLC	37,166	1,958,477
Arriva PLC	92,674	1,357,235

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca Group PLC	328,217	$17,663,790
Aviva PLC	353,123	5,202,860
Barclays PLC	46,946	666,282
Barratt Developments PLC	194,835	4,237,928
BBA Aviation PLC	257,859	1,426,307
Berkeley Group Holdings PLC *	39,235	1,217,178
BG Group PLC	326,969	4,717,749
Boots Group PLC	202,034	4,082,326
British American Tobacco PLC	71,477	2,235,705
British Land Company PLC	35,126	1,056,517
BT Group PLC	2,445,459	14,621,805
Centrica PLC	960,455	7,307,197
Cobham PLC	175,162	724,075
Compass Group PLC	342,065	2,289,348
Dixons Group PLC	666,160	2,229,214
FirstGroup PLC	110,208	1,441,559
George Wimpey PLC	396,616	4,961,467
GlaxoSmithKline PLC	1,389,761	38,217,374
Hanson PLC	87,867	1,413,962
HBOS PLC	274,075	5,648,595
Home Retail Group	164,441	1,437,201
IMI PLC	74,896	855,088
Imperial Chemical Industries PLC	246,287	2,424,018
Imperial Tobacco Group PLC	206,314	9,239,201
J Sainsbury PLC	346,054	3,743,138
Kesa Electricals PLC	97,151	648,293
Kingfisher PLC	619,364	3,392,387
Ladbrokes PLC	130,127	1,030,998
Man Group PLC	336,786	3,679,352
Marks & Spencer Group PLC	366,647	4,882,478
Michael Page International PLC	139,606	1,471,594
National Grid PLC, ADR	407,977	6,404,581
Next Group PLC	114,875	5,085,566
Old Mutual PLC	1,202,864	3,885,523
Reckitt Benckiser PLC	81,473	4,243,536
Rio Tinto PLC	266,191	15,206,004
Royal & Sun Alliance PLC	955,879	3,048,192
Royal Bank of Scotland Group PLC	744,973	29,094,207
Royal Dutch Shell PLC, A Shares (a)	323,109	10,759,943
Royal Dutch Shell PLC, A Shares (a)	168,482	5,608,173
Royal Dutch Shell PLC, B Shares	242,381	8,068,011
Scottish & Newcastle PLC	139,942	1,656,945
Scottish & Southern Energy PLC	169,717	5,148,163
Scottish Power PLC (a)	131,585	2,072,148
Tate & Lyle PLC	167,862	1,899,960
Taylor Woodrow PLC	576,914	5,558,890
Tesco PLC	565,692	4,946,885
Tomkins PLC	410,944	2,159,823
Travis Perkins PLC	19,044	754,242
United Utilities PLC	150,748	2,241,870
Vodafone Group PLC	12,488,534	33,310,034
William Morrison Supermarket PLC	715,094	4,346,047

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Wolseley PLC	39,632	$929,142
Xstrata PLC	135,254	6,954,207

		326,849,643

TOTAL COMMON STOCKS (Cost $1,089,818,227)		$1,383,925,146

PREFERRED STOCKS - 0.51%
Germany - 0.37%
Porsche AG,	1,532	2,343,386
Volkswagen AG	30,297	3,121,196

		5,464,582
Italy - 0.14%
Unipol SpA	542,757	1,985,292

TOTAL PREFERRED STOCKS (Cost $4,564,568)		$7,449,874

SHORT TERM INVESTMENTS - 20.07%
State Street Navigator Securities
Lending Prime Portfolio (c)	$291,147,272	$291,147,272

TOTAL SHORT TERM INVESTMENTS
(Cost $291,147,272)		$291,147,272

REPURCHASE AGREEMENTS - 3.08%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$44,670,117 on 04/02/2007,
collateralized by $45,775,000
Federal National Mortgage
Association, zero coupon due
05/09/2007 (valued at
$45,546,125) (c)	$44,653,000	$44,653,000

TOTAL REPURCHASE AGREEMENTS
(Cost $44,653,000)		$44,653,000

Total Investments (International Core Trust)
(Cost $1,430,183,067) - 119.05%		$1,727,175,292
Liabilities in Excess of Other Assets - (19.05)%		(276,376,259)

TOTAL NET ASSETS - 100.00%		$1,450,799,033

The portfolio had the following five top industry concentrations as of March 31, 2007 (as a percentage of total net assets):

Banking	11.94%
International Oil	8.18%
Automobiles	7.56%
Insurance	6.64%
Telecommunications Equipment & Services	6.23%

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.16%
Argentina - 0.03%
Petrobras Energia Participaciones SA, ADR,
B Shares *	2,575	$26,780
Siderar SA, Class A Shares, ADR	295	16,133
Telecom Argentina SA, ADR, B Shares *	2,234	47,674
Transportadora de Gas del Sur SA, ADR * (a)	410	2,673

		93,260
Australia - 4.61%
ABC Learning Centres, Ltd.	6,886	40,623
AGL Energy, Ltd.	8,202	107,214
Alinta, Ltd.	8,972	105,579
Alumina, Ltd.	19,924	118,030
Amcor, Ltd.	15,682	95,952
AMP, Ltd.	34,541	290,837
Ansell, Ltd.	3,235	30,411
APN News & Media, Ltd.	5,170	24,636
Aristocrat Leisure, Ltd. (a)	6,675	88,714
Australia and New Zealand
Banking Group, Ltd.	33,136	797,546
Australian Stock Exchange, Ltd.	3,221	114,853
Axa Asia Pacific Holdings, Ltd.	15,943	93,284
Babcock & Brown, Ltd.	3,843	85,552
BHP Billiton, Ltd.	63,639	1,541,518
Billabong International, Ltd.	2,888	39,085
Bluescope Steel, Ltd.	12,807	108,977
Boral, Ltd.	11,103	74,142
Brambles, Ltd., GDR *	11,561	126,303
Brambles, Ltd. *	16,680	183,973
Caltex Australia, Ltd.	2,411	46,619
Centro Properties Group, Ltd.	14,783	104,347
CFS Gandel Retail Trust	25,521	45,914
CFS Retail Property Trust	46	83
Challenger Financial Services Group, Ltd.	7,517	29,058
Coca-Cola Amatil, Ltd.	8,850	63,112
Cochlear, Ltd.	1,057	55,439
Coles Myer, Ltd.	20,990	276,417
Commonwealth Bank of Australia, Ltd.	24,007	977,836
Commonwealth Property Office Fund, Ltd.	26,130	29,011
Computershare, Ltd.	8,815	77,509
CSL, Ltd.	3,378	225,490
CSR, Ltd.	16,465	45,500
DB RREEF Trust	44,439	62,122
Downer EDI, Ltd.	6,121	33,828
Foster's Group, Ltd.	38,181	211,953
Futuris Corp., Ltd.	9,486	16,606
General Property Trust, Ltd.	35,630	142,640
Goodman Fielder, Ltd.	17,846	35,288
Harvey Norman Holding, Ltd.	9,728	37,210
Iluka Resources, Ltd.	3,689	17,609
ING Industrial Fund (a)	16,727	31,992
Investa Property Group, Ltd.	26,362	51,914
James Hardie Industries, Ltd.	8,222	55,704
John Fairfax Holdings, Ltd.	19,238	77,641

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Leighton Holdings, Ltd.	2,445	$66,417
Lend Lease Corp.	6,710	108,701
Lion Nathan, Ltd.	6,140	43,987
Macquarie Airports, Ltd.	13,948	45,101
Macquarie Bank, Ltd.	4,622	309,954
Macquarie Communications
Infrastructure Group, Ltd.	5,360	28,408
Macquarie Goodman Group, Ltd.	25,343	143,560
Macquarie Infrastructure Group, Ltd.	46,701	145,330
Macquarie Office Trust	37,424	45,947
Mayne Nickless, Ltd.	13,639	40,121
Mirvac Group, Ltd.	17,987	76,382
Multiplex Group, Ltd.	12,809	46,400
National Australia Bank, Ltd.	29,694	972,186
Newcrest Mining, Ltd.	5,666	109,237
NRMA Insurance Group, Ltd.	29,910	142,041
OneSteel, Ltd.	10,038	41,975
Orica, Ltd.	5,742	117,962
Origin Energy, Ltd.	14,796	108,035
Pacific Brands, Ltd.	11,651	28,986
Paladin Resources, Ltd. *	6,897	54,384
PaperlinX, Ltd.	7,388	24,968
Perpetual Trust of Australia, Ltd. (a)	768	48,297
Publishing & Broadcasting, Ltd.	2,529	40,683
Qantas Airways, Ltd., ADR	17,353	73,830
QBE Insurance Group, Ltd.	15,543	397,278
Rinker Group, Ltd.	15,817	231,367
Rio Tinto, Ltd. (a)	5,199	332,048
Santos, Ltd.	10,234	84,180
Sonic Healthcare, Ltd.	4,623	55,261
Stockland - New Shares	114	753
Stockland Company, Ltd.	26,344	173,996
Suncorp-Metway, Ltd.	13,337	224,813
Sydney Roads Group	21,056	23,036
TABCORP Holdings, Ltd.	9,270	123,883
Tattersall's, Ltd.	18,142	75,717
Telstra Corp., Ltd. - Ins Recp (a)	28,076	73,036
Telstra Corp., Ltd.	49,679	187,611
Toll Holdings, Ltd.	9,966	165,567
Transurban Group, Ltd. * (a)	14,208	89,352
Wesfarmers, Ltd.	7,164	219,154
Westfield Group - New Shares *	643	10,583
Westfield Group	27,271	454,605
Westpac Banking Corp., Ltd.	33,236	709,723
Woodside Petroleum, Ltd.	8,791	281,336
Woolworths, Ltd.	21,474	473,175
WorleyParsons, Ltd.	3,268	73,599
Zinifex, Ltd.	8,796	112,484

		14,253,520
Austria - 0.52%
Andritz AG (a)	169	42,444

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
BetandWin.com Interactive
Entertainment AG * (a)	341	$16,053
Bohler Uddeholm AG	773	74,434
Erste Bank der Oesterreichischen
Sparkassen AG	3,487	271,883
Flughafen Wien AG	202	19,805
Immoeast Immobilien Anlagen AG *	5,251	78,654
Immofinanz Immobilien Anlage AG *	8,437	135,404
Mayr-Melnhof Karton AG	71	15,859
Meinl European Land, Ltd. *	4,991	138,973
Oesterreichische Elektrizitaets AG, Class A (a)	1,455	65,305
OMV AG	3,107	195,923
Raiffeisen International Bank Holding AG (a)	674	94,990
RHI AG * (a)	489	24,178
Telekom Austria AG	7,059	176,636
Voestalpine AG	1,644	119,389
Wiener Staedtische Allgemeine
Versicherung AG (a)	598	42,468
Wienerberger Baustoffindustrie AG	1,331	83,219

		1,595,617
Belgium - 1.01%
Agfa Gevaert NV	1,780	40,208
Barco NV	221	20,435
Bekaert SA	220	29,944
Belgacom SA (a)	3,065	136,296
Cofinimmo SA	120	25,020
Colruyt SA	294	67,358
Compagnie Maritime Belge SA (a)	288	19,143
Delhaize Group (a)	1,453	133,715
Dexia	10,773	321,871
Euronav NV (a)	243	8,186
Fortis Group SA	21,952	1,003,771
Groupe Bruxelles Lambert SA	1,384	162,126
Interbrew	3,442	248,810
KBC Bancassurance Holding NV	3,435	427,745
Mobistar SA	557	47,154
Omega Pharma SA	371	28,610
SA D'Ieteren Trading NV	48	19,901
Solvay SA	1,194	183,702
Suez SA (a)	108	5,702
UCB SA	2,125	123,825
Union Miniere SA	466	82,952

		3,136,474
Bermuda - 0.24%
Brilliance China Automotive Holdings, Ltd. *	46,000	11,185
Central European Media Enterprises, Ltd. *	544	48,782
Cheung Kong Infrastructure Holdings, Ltd.	8,228	28,642
Cosco Pacific, Ltd.	20,000	49,553
Credicorp, Ltd., ADR	76	3,704
Esprit Holdings, Ltd.	18,485	215,987
Frontline, Ltd. (a)	908	32,266
Giordano International, Ltd.	27,389	13,320

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bermuda (continued)
Johnson Electronic Holdings, Ltd.	27,475	$18,249
Li & Fung, Ltd.	38,829	121,996
Noble Group, Ltd. (a)	19,000	18,782
Orient Overseas International, Ltd.	3,938	36,589
SeaDrill, Ltd., GDR *	4,343	71,450
Ship Finance International, Ltd.	38	1,050
Sinochem Hong Kong Holding, Ltd., GDR	28,000	15,480
Texwinca Holdings, Ltd.	8,933	6,013
TPV Technology, Ltd.	24,000	15,358
Yue Yuen Industrial Holdings, Ltd.	11,933	40,394

		748,800
Brazil - 0.82%
All America Latina Logistica SA	6,100	74,006
Aracruz Celulose SA, ADR	316	16,580
Banco Bradesco SA, ADR	2,526	102,151
Banco Nossa Caixa SA *	559	7,960
Brasil Telecom Participacoes SA, ADR	340	15,331
Brasil Telecom Participacoes SA *	1,000,000	20,155
Braskem SA, ADR (a)	862	12,663
Centrais Eletricas Brasileiras SA, ADR,
B Shares (a)	778	8,518
Centrais Eletricas Brasileiras SA, ADR	1,295	14,526
Centrais Eletricas Brasileiras SA	1,500,000	33,438
Cia Brasileira De Distribuicao Grupo Pao de
Acucar, ADR	171	4,940
Cia de Concessoes Rodoviarias, ADR	2,700	36,022
Cia de Saneamento Basico do Estado
de Sao Paulo *	270,000	36,258
Cia Energetica De Minas Gerais, ADR (a)	703	34,201
Cia Vale do Rio Doce	9,100	337,217
Companhia Siderurgica Nacional SA, ADR (a)	864	37,014
Companhia Siderurgica Nacional SA	1,300	56,098
Companhia Vale Do Rio Doce, ADR,
Class A Shares	4,891	152,990
Companhia Vale Do Rio Doce, ADR (a)	3,326	123,029
Cosan SA Industria e Comercio *	1,017	18,423
Cyrela Brazil Realty SA	3,000	27,858
Diagnosticos da America SA *	700	15,469
EDP- Energias do Brasil SA *	900	13,201
Empresa Brasileira de Aeronautica SA *	6,700	76,437
Empresa Brasileira de Aeronautica SA, ADR	397	18,206
Gafisa SA	1,016	12,829
Gerdau SA, SADR	1,709	30,984
Gerdau SA	963	15,130
Lojas Renner SA	2,100	27,232
Natura Cosmeticos SA	2,000	22,535
Perdigao SA	1,628	21,823
Petroleo Brasileiro SA, SADR *	2,416	215,870
Petroleo Brasileiro SA	14,200	356,828
Petroleo Brasileiro SA	1,712	170,361
Souza Cruz SA	1,500	30,233
Submarino SA *	1,878	63,299

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Tele Norte Leste Participacoes SA, ADR (a)	1,336	$18,490
Tele Norte Leste Participacoes SA	1,200	34,794
Tractebel Energia SA	2,100	18,358
Unibanco - Uniao de Bancos Brasileiros SA *	15,200	134,283
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	473	41,369
Usinas Siderurgicas de Minas Gerais SA,
ADR * (a)	588	28,676
Votorantim Celulose e Papel SA, SADR *	467	8,546

		2,544,331
Canada - 5.57%
Aber Diamond Corp.	964	35,996
Abitibi-Consolidated, Inc.	6,481	18,101
ACE Aviation Holdings, Inc. *	1,600	42,273
Aeroplan Income Fund, ADR *	284	4,798
Agnico-Eagle Mines, Ltd.	2,187	77,453
Agrium, Inc.	2,339	89,977
Alcan Aluminum, Ltd.	6,581	343,520
Algoma Steel, Inc. *	700	31,730
Alimentation Couche Tard, Inc., ADR	2,400	50,252
Angiotech Pharmaceuticals, Inc. *	1,346	7,273
ARC Energy Trust, ADR	1,500	27,648
Astral Media, Inc.	800	27,895
Bank Nova Scotia Halifax	17,752	819,003
Bank of Montreal	8,991	543,718
Barrick Gold Corp.	15,510	443,143
BCE, Inc.	5,038	142,676
Biovail Corp.	2,450	53,658
Bombardier, Inc. *	26,962	108,980
Brookfield Asset Management, Inc.	6,099	319,207
Brookfield Properties Corp.	2,427	98,836
CAE, Inc.	5,184	58,499
Cameco Corp.	6,134	251,659
Canadian Imperial Bank of Commerce	5,970	518,808
Canadian National Railway Company	9,202	406,424
Canadian Natural Resources, Ltd.	9,608	531,278
Canadian Oil Sands Trust, ADR	4,300	105,402
Canadian Pacific Railway, Ltd.	2,726	153,572
Canadian Tire Corp., Ltd.	1,446	93,741
Canetic Resources Trust	3,700	47,947
Canfor Corp. *	1,100	10,066
Celestica, Inc. *	3,508	21,451
CGI Group, Inc. *	4,924	42,624
CI Financial Income Fund	967	23,150
Cognos, Inc. *	1,587	62,494
Cott Corp. *	1,369	18,192
Duvernay Oil Corp, ADR *	700	23,497
Eldorado Gold Corp. *	6,100	35,714
Enbridge, Inc.	6,224	203,310
EnCana Corp.	14,536	736,319
Enerplus Resources Fund	2,100	88,707
Ensign Energy Services, Inc., ADR	2,700	45,316

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Fairfax Financial Holdings, Ltd.	341	$76,902
Finning International, Inc.	1,481	68,417
First Calgary Petroleums, Ltd., ADR *	3,400	14,981
First Quantum Minerals, Ltd., ADR	1,200	80,042
Fording Canadian Coal Trust *	2,500	56,249
Fortis, Inc.	2,000	48,591
Four Seasons Hotels, Inc.	447	35,701
George Weston, Ltd.	864	53,156
Gildan Activewear, Inc. *	1,100	64,880
Goldcorp, Inc.	12,828	308,322
Great-West Lifeco, Inc.	4,924	148,630
Harvest Energy Trust	1,800	44,606
Husky Energy, Inc.	2,174	152,099
IGM Financial, Inc.	2,104	89,168
Imperial Oil, Ltd.	5,927	220,033
Ipsco, Inc.	900	118,306
Ivanhoe Mines, Ltd. *	4,600	53,864
Jazz Air Income Fund, ADR *	350	2,476
Jean Coutu Group, Inc.	2,200	27,517
Kinross Gold Corp. *	10,682	147,686
Loblaw Companies, Ltd.	2,063	82,312
Lundin Mining Corp. *	4,000	44,583
Magna International, Inc.	1,857	139,521
Manulife Financial Corp. (c)	27,976	963,351
MDS, Inc.	2,609	49,446
Meridian Gold, Inc. *	1,927	49,274
Methanex Corp.	2,133	47,604
MI Developments, Inc., Class A	729	27,291
National Bank of Canada	2,932	158,896
Nexen, Inc.	4,718	289,407
Niko Resources, Ltd.	700	50,965
Nortel Networks Corp. *	7,476	179,427
Nova Chemicals Corp.	1,651	51,110
Novelis, Inc.	1,312	58,209
Onex Corp.	2,268	63,069
Open Text Corp. *	1,058	23,575
OPTI Canada, Inc. *	3,300	56,903
Pan American Silver Corp. *	1,100	32,583
Penn West Energy Trust	4,080	120,216
Petro-Canada	9,008	352,772
Potash Corp. of Saskatchewan, Inc.	1,863	297,492
Power Corp. Of Canada	5,883	189,722
Power Financial Corp.	4,478	151,403
Precision Drilling Trust, ADR	900	20,585
PrimeWest Energy Trust	1,800	35,472
Provident Energy Trust	3,900	42,285
QLT, Inc. *	1,657	12,906
Quebecor World, Inc.	1,581	19,939
Research In Motion, Ltd. *	3,000	409,836
Ritchie Bros. Auctioneers, Inc.	500	29,265
Rogers Communications, Inc., Class B	8,158	267,405
RONA, Inc. *	2,200	45,092

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Royal Bank of Canada	23,124	$1,153,292
Saputo, Inc.	800	32,044
Shaw Communications, Inc.	2,949	108,915
Shoppers Drug Mart Corp.	3,344	148,361
SNC-Lavalin Group, Inc.	2,887	82,786
Sun Life Financial, Inc.	10,148	462,289
Suncor Energy, Inc.	8,198	624,681
Talisman Energy, Inc.	19,074	335,189
Teck Cominco, Ltd.	3,844	268,370
Telus Corp. - Non Voting Shares	2,956	147,736
Telus Corp.	1,005	51,344
Thomson Corp.	3,902	161,813
TransAlta Corp.	3,779	81,946
Trans-Canada Corp.	8,950	297,712
Trican Well Service, Ltd.	1,800	35,675
TSX Group, Inc.	1,176	50,237
UTS Energy Corp., ADR *	6,500	23,341
Western Oil Sands, Inc. *	2,600	76,902
Yamana Gold, Inc.	5,700	82,516
Yellow Pages Income Fund	4,500	53,162

		17,216,160
Cayman Islands - 0.10%
Agile Property Holdings, Ltd.	31,800	31,133
ASM Pacific Technology, Ltd.	2,586	15,257
Foxconn International Holdings, Ltd. *	38,000	116,717
Hutchison Telecommunications
International, Ltd. *	25,277	51,177
Kingboard Chemical Holdings, Ltd.	10,228	42,934
Shimao Property Holdings, Ltd., GDR *	15,000	29,755
Xinao Gas Holdings, Ltd., GDR	10,000	10,622

		297,595
Chile - 0.23%
Banco Santander Chile SA, ADR	1,794	89,467
Cia Cervecerias Unidas SA, ADR	1,131	35,536
Compania de Telecomunicaciones de Chile
SA, ADR (a)	4,451	41,483
Distribucion y Servicio D&S SA, ADR (a)	1,922	39,805
Embotelladora Andina SA, ADR, Series A	514	9,157
Embotelladora Andina SA, ADR, Series B	1,218	23,751
Empresa Nacional de Electricidad SA, ADR	4,340	174,208
Enersis SA, ADR	10,330	168,276
Lan Airlines SA, SADR (a)	884	60,907
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares (a)	409	59,714
Vina Concha Y Toro SA, ADR (a)	512	16,968

		719,272
China - 0.99%
Air China, Ltd., Class H	44,000	30,464
Aluminum Corp. of China, Ltd.	56,000	57,693
Angang New Steel Company, Ltd. Class H	18,000	31,237
Bank of China, Ltd., H Shares *	424,400	211,282

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Bank of Communications Company, Ltd.,
Class H	103,700	$106,702
Beijing Capital International Airport Company,
Ltd., Class H	26,000	25,821
Beijing Datang Power Generation
Company , Ltd., Class H	26,000	24,723
BYD Company, Ltd., H Shares *	3,000	14,820
Chaoda Modern Agriculture Holdings, Ltd.	32,000	22,442
China Construction Bank	458,800	261,876
China Life Insurance Company, Ltd.	131,000	377,217
China Mengniu Dairy Company, Ltd.	17,000	48,626
China Overseas Land & Investment, Ltd.	62,000	77,998
China Petroleum & Chemical Corp., Class H	312,000	263,933
China Shipping Container Lines Company, Ltd.	34,000	13,228
China Shipping Development Company, Ltd.,
Class H	24,000	36,612
China Telecom Corp., Ltd.	248,000	121,559
China Travel International Investment
Hong Kong, Ltd.	58,000	27,093
COSCO Holdings	42,900	42,001
Dongfeng Motor Group Company, Ltd. *	46,000	25,079
Guangdong Investment, Ltd.	46,000	24,549
Guangshen Railway Company, Ltd., Class H	24,000	15,235
Guangzhou R&F Properties Company, Ltd. -
H Shares	18,800	41,768
Huadian Power International Corp., Ltd.,
Class H	28,000	10,069
Huaneng Power International, Inc., Class H	58,000	50,326
Hunan Non-Ferrous Metal Corp., Ltd *	22,000	14,556
Industrial & Commercial Bank of China *	538,600	301,911
Jiangsu Expressway, Ltd.	20,000	15,613
Jiangxi Copper Company, Ltd., Class H	26,000	31,444
Lenovo Group, Ltd.	62,000	22,693
Maanshan Iron & Steel Company, Ltd.,Class H	36,000	23,543
PetroChina Company, Ltd., Class H	352,000	417,149
PICC Property & Casualty Company, Ltd.,
Class H *	48,000	27,521
Shanghai Electric Group Company, Ltd.	48,000	22,422
Shanghai Forte Land Company	22,000	9,207
Shenzhen Expressway Company, Ltd.	14,000	8,797
Shui On Land, Ltd. *	34,500	28,699
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	42,000	21,930
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	30,000	8,946
Sinotrans, Ltd., H Shares	25,000	10,014
Solomon Systech International, Ltd.	27,706	4,361
Tsingtao Brewery Company, Ltd., Series H	6,000	10,090
Weichai Power Company, Ltd.	2,000	10,392
Yanzhou Coal Mining Company, Ltd., Class H	36,000	34,462
Zhejiang Expressway Company, Ltd., Class H	24,000	19,228
Zijin Mining Group, Ltd.	77,902	45,363

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
ZTE Corp., Class H	2,600	$12,162

		3,062,856
Colombia - 0.04%
BanColombia SA, ADR	4,615	127,789
Czech Republic - 0.12%
CEZ AS	4,187	188,229
Komercni Banka AS	308	53,372
Philip Morris CR AS	14	6,347
Telefonica Czech Republic A.S.	2,281	59,436
Unipetrol AS *	1,475	16,613
Zentiva NV	464	32,064

		356,061
Denmark - 0.66%
A P Moller- Maersk A/S (a)	20	208,915
Bang & Olufsen A/S, B Series (a)	182	22,572
Carlsberg AS, B Shares (a)	552	60,137
Codan AS	250	23,646
Coloplast AS (a)	525	44,617
Dampskibsselskabet Torm AS (a)	250	17,342
Danisco AS (a)	881	69,495
Danske Bank AS (a)	8,698	405,110
Det Ostasiatiske Kompagni A/S (a)	361	17,364
DSV AS (a)	338	59,330
FLS Industries AS, B Shares	817	55,428
GN Store Nord AS * (a)	3,966	56,234
H. Lundbeck AS	1,010	23,656
Jyske Bank *	1,066	85,905
NKT Holding A/S	311	25,007
Novo Nordisk AS	4,295	392,371
Novozymes AS, B Shares	864	77,380
Sydbank AS	1,120	60,305
Topdanmark AS *	303	58,733
TrygVesta AS (a)	477	39,510
Vestas Wind Systems AS *	3,244	181,948
William Demant Holdings AS *	482	42,822

		2,027,827
Egypt - 0.13%
Alexandria Mineral Oils Company	325	4,370
Commercial International Bank	3,132	30,543
Credit Agricole Egypt	1,083	3,534
Eastern Tobacco	213	14,957
Egyptian Company for Mobile Services	661	18,271
Egyptian Financial & Industrial Company	98	1,306
Egyptian Financial Group-Hermes Holding *	3,297	21,821
Egyptian International Pharmaceutical
Industries Company	613	2,782
Egyptian Media Production City *	1,138	2,186
EL Ezz Aldekhela Steel Alexandria	52	9,403
El Ezz Steel Company *	569	4,996
El Watany Bank of Egypt *	1,134	8,517
Medinet Nasr Housing	121	3,228

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Egypt (continued)
Misr Beni Suef Cement Company	246	$4,578
Olympic Group Financial Investments	681	6,229
Orascom Construction Industries	1,527	76,668
Orascom Hotels & Development *	1,633	12,743
Orascom Telecom Holding SAE	1,871	129,742
Oriental Weavers	302	3,557
Sidi Kerir Petrochemicals Company	2,480	9,012
Telecom Egypt	6,452	18,202

		386,645
Finland - 1.21%
Amer Sport Oyj, Series A (a)	1,210	26,555
Cargotec Corp. Oyj, B Shares	717	43,353
Elisa Oyj, A Shares	2,657	77,075
Fortum Corp. Oyj (a)	8,276	241,622
KCI Konecranes Oyj	986	33,099
Kesko Oyj (a)	1,169	62,427
Kone Corp. Oyj	1,436	82,140
Metra Oyj, B Shares (a)	1,169	72,371
Metso Oyj	2,427	128,374
Neste Oil Oyj	2,414	83,295
Nokia AB Oyj	76,094	1,753,466
Nokian Renkaat Oyj (a)	1,940	53,188
OKO Bank - A (a)	1,700	29,011
Orion Oyj, Series B *	1,599	38,579
Outokumpu Oyj (a)	1,787	61,493
Rautaruukki Oyj	1,481	69,106
Sampo Oyj, A Shares	7,940	241,263
SanomaWSOY Oyj (a)	1,130	33,565
Stora Enso Oyj, R Shares	10,847	188,588
TietoEnator Oyj (a)	1,416	41,284
UPM-Kymmene Oyj	9,784	249,533
Uponor Oyj	1,034	36,591
YIT Oyj (a)	2,333	80,500

		3,726,478
France - 7.40%
Accor SA	3,616	345,970
Air France KLM	2,134	97,465
Alcatel-Lucent	40,928	482,234
Alstom RGPT *	1,871	243,096
Atos Origin SA *	1,306	87,559
AXA Group SA	29,496	1,252,079
BNP Paribas SA	14,760	1,543,473
Bouygues SA	3,467	268,237
Business Objects SA *	1,771	64,543
Cap Gemini SA	2,461	187,574
Carrefour SA	10,592	775,575
Casino Guich-Perrachon SA	727	73,486
CNP Assurances SA	699	81,500
Compagnie de Saint-Gobain	5,596	547,611
Compagnie Generale des Etablissements
Michelin, Class B	2,580	285,252

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Credit Agricole SA	11,777	$459,759
Dassault Systemes SA	1,015	54,638
Essilor International SA	1,763	202,774
European Aeronautic Defence &
Space Company	5,552	172,414
France Telecom SA	29,909	790,806
Gaz de France	3,342	155,274
Gecina SA	241	44,869
Groupe Danone SA	4,195	686,151
Hermes International SA	1,155	160,000
Imerys SA	512	47,590
Klepierre SA	323	62,568
Lafarge SA	2,681	421,986
Lagardere S.C.A.	2,172	167,435
L'Air Liquide SA	2,140	522,322
L'Oreal SA	5,101	557,569
LVMH Moet Hennessy SA	4,346	482,715
M6-Metropole Television	1,088	39,899
Neopost SA	557	79,708
PagesJaunes Groupe SA	2,194	47,946
Pernod-Ricard SA	1,544	313,500
Peugeot SA	2,737	193,126
Pinault-Printemps-Redoute SA	1,126	180,273
Publicis Groupe SA	2,526	122,158
Renault Regie Nationale SA	3,317	388,386
Safran SA	2,966	72,472
Sanofi-Aventis	17,945	1,562,378
Schneider Electric SA - New Shares *	229	28,176
Schneider Electric SA	4,254	540,654
SCOR	19,002	52,860
Societe BIC SA	499	34,936
Societe Des Autoroutes Paris-Rhin-Rhone	476	43,416
Societe Generale	6,509	1,126,184
Societe Television Francaise 1	2,057	68,941
Sodexho Alliance	1,613	118,238
STMicroelectronics NV	11,592	223,400
Suez SA Strip VVPR *	1,336	18
Suez SA	17,875	943,810
Technip SA	1,872	137,499
Thales SA	1,721	100,030
Thomson *	4,724	91,041
Total SA	38,682	2,713,414
Unibail	780	236,675
Valeo SA	1,391	81,687
Vallourec SA	720	184,478
Veolia Environnement SA	5,114	380,685
Vinci SA	3,532	548,044
Vivendi Universal SA	20,412	830,436
Zodiac SA	707	50,946

		22,859,938
Germany - 5.76%
Adidas-Salomon AG (a)	3,712	203,194

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Allianz AG	7,772	$1,597,705
Altana AG (a)	1,253	81,476
BASF AG	8,803	992,240
Bayer AG (a)	12,950	828,557
Beiersdorf AG (a)	1,571	107,259
Bilfinger Berger AG	677	61,677
Celesio AG	1,510	94,996
Commerzbank AG	11,168	494,683
Continental AG	2,384	308,506
DaimlerChrysler AG	16,486	1,353,771
Deutsche Bank AG	9,347	1,260,569
Deutsche Boerse AG	1,846	423,406
Deutsche Lufthansa AG (a)	4,164	113,217
Deutsche Post AG, GDR	918	27,702
Deutsche Post AG	12,968	393,002
Deutsche Postbank AG (a)	1,483	129,454
Deutsche Telekom AG (a)	50,532	836,659
Douglas Holding AG	597	35,091
E.ON AG	11,202	1,524,824
Fresenius Medical Care AG (a)	1,154	168,103
Heidelberger Druckmaschinen AG	1,038	47,616
Henkel KGaA (a)	1,023	151,414
Hochtief AG	746	75,726
Hypo Real Estate Holding AG (a)	2,308	147,360
Infineon Technologies AG *	13,054	203,391
IVG Immobilien AG	1,478	70,864
KarstadtQuelle AG * (a)	1,054	38,906
Linde AG (a)	2,005	216,262
MAN AG (a)	2,308	268,853
Merck & Company AG	1,174	151,547
Metro AG	2,959	209,780
MLP AG (a)	1,181	29,631
Muenchener Rueckversicherungs-
Gesellschaft AG (a)	3,691	624,991
Premiere AG * (a)	1,358	29,604
ProSieben Sat.1 Media AG	1,351	47,755
Puma AG	205	75,042
Qiagen AG * (a)	2,839	48,296
Rheinmetall AG	643	59,680
RWE AG	7,932	840,068
Salzgitter AG	753	110,092
SAP AG (a)	15,820	706,032
Siemens AG	15,223	1,629,147
Solarworld AG (a)	677	52,632
Suedzucker AG	1,120	21,420
Thyssen Krupp AG (a)	6,538	323,875
TUI AG (a)	3,642	90,159
Volkswagen AG (a)	3,052	459,197
Wincor Nixdorf AG	572	53,366

		17,818,797
Greece - 0.51%
Alpha Bank A.E.	6,957	220,512

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Athens Stock Exchange SA (ASE) *	820	$18,841
Bank of Piraeus SA	3,831	133,213
Coca Cola Hellenic Bottling Company SA	1,920	80,886
Cosmote Mobile Communications SA	1,770	53,073
EFG Eurobank Ergas SA	4,098	167,708
Folli-Follie SA	310	10,862
Greek Organization of Football Prognostics	3,980	152,872
Hellenic Petroleum SA	2,110	30,138
Hellenic Technodomiki Tev SA	2,090	30,747
Hellenic Telecommunications Organization SA *	5,680	155,575
Intracom SA *	1,590	8,506
Motor Oil Hellas Corinth Refineries SA	878	24,448
National Bank of Greece SA	6,823	362,266
Public Power Corp.	1,850	45,327
Techniki Olympiaki SA	1,270	2,667
Titan Cement Company SA	1,020	55,112
Viohalco SA	1,820	28,089

		1,580,842
Hong Kong - 1.72%
Anhui Conch Cement Company, Ltd., Series H	8,000	28,514
Bank of East Asia, Ltd.	26,346	153,245
Beijing Enterprises Holdings, Ltd.	6,000	15,281
BOC Hong Kong Holdings, Ltd.	66,172	160,395
Cathay Pacific Airways, Ltd.	18,218	45,931
Cheung Kong Holdings, Ltd.	27,151	343,653
China Agri-Industries Holdings, Ltd. *	12,000	10,581
China Communications
Construction Company , Ltd. *	76,000	91,623
China Eastern Airlines Corp., Ltd. *	32,000	9,624
China Everbright, Ltd. *	14,000	14,334
China Merchants Holdings International
Company, Ltd.	18,256	77,100
China Mobile, Ltd.	92,000	837,134
China Resource Power Holdings, Ltd.	22,000	33,674
China Resources Enterprises, Ltd.	22,000	73,345
China Resources Land, Ltd.	22,000	26,466
China Southern Airlines Company, Ltd. *	24,000	10,965
Citic Pacific, Ltd.	21,000	77,670
CLP Holdings, Ltd.	32,111	235,065
CNOOC, Ltd.	282,000	247,216
COFCO International, Ltd.	12,000	8,984
Denway Motors, Ltd.	86,000	37,531
FU JI Food & Catering Services Holdings, Ltd.	3,700	11,625
Global Bio-Chem Technology
Group Company, Ltd.	24,000	6,112
Gome Electrical Appliances Holdings, Ltd.	18,000	20,018
Guangzhou Investment Company, Ltd.	70,000	17,200
Hang Lung Properties, Ltd.	40,674	113,738
Hang Seng Bank, Ltd.	13,681	194,347
Henderson Land Development Company, Ltd.	15,399	89,866
Hong Kong & China Gas Company, Ltd.	64,817	144,834
Hong Kong Electric Holdings, Ltd.	24,918	127,878

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Exchange & Clearing, Ltd.	18,570	$180,619
Hopewell Holdings, Ltd.	11,638	44,980
Hopson Development Holdings, Ltd., GDR	12,000	30,131
Hutchison Whampoa, Ltd.	38,423	369,291
Hysan Development Company, Ltd.	11,696	31,733
Kerry Properties, Ltd.	8,292	42,501
Li Ning Company, Ltd.	12,000	23,773
Link, REIT	36,827	88,511
Melco International Development	14,000	25,191
MTR Corp, Ltd.	23,605	59,090
New World Development Company, Ltd.	44,342	100,558
Nine Dragons Paper Holdings, Ltd.	23,600	49,412
PCCW, Ltd.	63,652	38,205
Ping An Insurance Group Company of China,
Ltd.	26,500	129,892
Semiconductor Manufacturing
International Corp. *	212,000	29,031
Shanghai Industrial Holdings, Ltd.	9,000	20,779
Shangri-La Asia, Ltd.	21,953	54,224
Shenzhen Investment, Ltd.	22,000	11,206
Shun Tak Holdings, Ltd.	18,000	24,004
Sino Land Company, Ltd.	24,192	52,200
Sun Hung Kai Properties, Ltd.	24,389	281,851
Swire Pacific, Ltd., Class A	16,337	183,258
Techtronic Industries Company, Ltd.	18,985	23,009
Television Broadcasting Company, Ltd.	4,819	30,127
Travelsky Technology, Ltd., Class H	6,000	10,566
Weiqiao Textile Company, Ltd., Class H	7,000	10,123
Wharf Holdings, Ltd.	21,332	78,762
Wing Hang Bank, Ltd.	3,000	36,666

		5,323,642
Hungary - 0.14%
Gedeon Richter Rt.	240	43,319
Magyar Telekom Rt.	8,054	40,660
MOL Magyar Olaj - es Gazipari Rt.	1,216	140,207
OTP Bank Rt.	4,325	198,074

		422,260
India - 0.85%
Bajaj Auto, Ltd., ADR	877	49,200
Dr Reddy's Laboratories, Ltd., ADR (a)	2,886	47,503
Grasim Industries, Ltd., ADR	951	45,981
ICICI Bank, Ltd., SADR (a)	9,755	358,496
Infosys Technologies, Ltd., ADR	13,857	696,314
Larsen & Toubro, Ltd., ADR	2,366	88,190
Ranbaxy Laboratories, Ltd., ADR	3,994	32,351
Reliance Capital, Ltd. *	811	12,470
Reliance Communication, Ltd., ADR *	15,400	149,129
Reliance Energy, Ltd., ADR	405	13,815
Reliance Industries, Ltd., ADR	10,865	682,322
Reliance Natural Resources, Ltd., ADR *	8,110	8,266
Satyam Computer Services, Ltd., ADR	8,262	187,547

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
State Bank of India, Ltd., ADR	609	$37,149
Tata Motors, Ltd., SADR (a)	7,026	113,891
Videsh Sanchar Nigam, Ltd., ADR (a)	877	16,242
Wipro, Ltd., ADR	5,713	89,980

		2,628,846
Indonesia - 0.23%
Aneka Tambang Tbk PT	10,575	13,733
Astra Agro Lestari Tbk PT	6,342	8,757
Astra International Tbk PT	37,517	54,271
Bank Central Asia Tbk PT	113,613	63,499
Bank Danamon Indonesia Tbk PT	31,741	22,784
Bank Internasional Indonesia Tbk PT	362,500	7,667
Bank Mandiri Tbk PT	112,622	30,855
Bank Pan Indonesia Tbk PT *	113,801	6,859
Bank Rakyat Indonesia Tbk PT	100,999	55,895
Berlian Laju Tanker Tbk PT	43,000	8,859
Bumi Resources Tbk PT	308,220	44,924
Energi Mega Persada Tbk PT *	83,500	5,673
Gudang Garam Tbk PT	11,018	12,799
Indocement Tunggal Prakarsa Tbk PT	15,013	8,391
Indofood Sukses Makmur Tbk PT	80,095	13,342
Indosat Tbk PT (a)	523	17,688
Indosat Tbk PT	19,000	13,014
International Nickel Indonesia Tbk PT	4,000	23,825
Kalbe Farma Tbk PT *	85,929	11,394
Perusahaan Gas Negara Tbk PT	34,003	34,841
PT Telekomunikiasi Indonesia, ADR	2,899	125,063
Ramayana Lestari Sentosa Tbk PT	40,369	3,584
Semen Gresik Persero Tbk PT	2,586	11,279
Telekomunikasi Indonesia Tbk PT	71,000	76,641
Unilever Indonesia Tbk PT	28,500	17,803
United Tractors Tbk PT	22,532	18,273

		711,713
Ireland - 0.79%
Allied Irish Banks PLC	16,539	491,048
Bank of Ireland	18,663	403,103
C&C Group PLC	5,893	89,610
CRH PLC	10,208	436,870
DCC PLC, Dublin	1,314	46,324
DCC PLC, London	167	5,870
Depfa Bank PLC	6,054	108,252
Elan Corp PLC - London *	502	6,593
Elan Corp. *	7,649	98,206
Experian Group, Ltd.	18,825	216,963
Grafton Group PLC *	4,309	64,832
Greencore Group PLC, Dublin	3,115	19,164
Iaws Group PLC, ADR	1,734	40,351
IAWS Group PLC	223	5,195
Independent News & Media PLC	10,869	49,423
Irish Life & Permanent PLC - London	313	8,560
Irish Life & Permanent PLC	4,627	127,167
The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Kerry Group PLC	2,393	$66,568
Kingspan Group PLC	2,426	64,404
Paddy Power PLC	174	4,608
Paddy Power PLC	712	18,864
Ryanair Holdings PLC, SADR * (a)	1,112	49,806
Total Produce PLC *	6,208	6,891

		2,428,672
Israel - 0.36%
Africa-Israel Investments, Ltd.	206	21,561
Aladdin Knowledge Systems, ADR *	144	2,487
Alvarion, Ltd., ADR * (a)	1,474	11,866
Audio Codes, Ltd., ADR *	632	4,272
Bank Hapoalim, Ltd.	17,596	84,447
Bank Leumi Le-Israel	15,852	57,172
Bezek Israeli Telecommunications Corp., Ltd.	19,604	30,262
Check Point Software Technologies, Ltd. *	3,648	81,277
Clal Industries & Investments, Ltd.	1,227	7,317
Clal Insurance Enterprise Holdings, Ltd.	327	9,278
Discount Investment Corp.	305	8,771
ECI Telecom, Ltd., ADR *	1,010	8,282
Elbit Systems, Ltd.	392	13,997
Given Imaging Corp., ADR *	414	8,942
Harel Insurance Investments, Ltd.	145	8,116
ICL Israel Chemicals, Ltd.	9,467	64,714
IDB Development Corp., Ltd.	339	11,827
Israel Corp., Ltd.	40	21,130
Israel Discount Bank, Ltd. *	8,360	17,572
Koor Industries, Ltd. *	167	9,479
Makhteshim-Agam Industries, Ltd.	5,876	36,847
Migdal Insurance Holdings, Ltd.	5,069	7,882
Nice Systems, Ltd. *	908	31,416
Orbotech, Ltd. *	594	13,086
Partner Communications, Ltd.	1,310	19,248
RADWARE, Ltd. ADR *	269	3,632
Retalix, Ltd. *	247	4,841
Strauss-Elite, Ltd.	327	3,538
Super-Sol, Ltd., Class B *	1,187	4,832
Syneron Medical, Ltd., ADR *	238	6,438
Tadiran Communications Industries, Ltd.	97	4,366
Teva Pharmaceutical Industries, Ltd.	13,145	486,103
United Mizrahi Bank, Ltd.	2,283	16,880

		1,121,878
Italy - 2.77%
Alleanza Assicuraz SpA (a)	7,288	93,132
Assicurazioni Generali SpA (a)	16,499	702,574
Autogrill SpA	1,626	31,184
Autostrade SpA (a)	4,748	152,400
Banca Intesa SpA - Non convertible (a)	15,990	119,756
Banca Intesa SpA	122,427	930,828
Banca Monte dei Paschi Siena SpA (a)	19,453	122,017
Banca Popolare di Milano SpA (a)	6,860	106,333

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banche Popolari Unite SpA (a)	5,730	$169,742
Banco Popolare Di Verona e Novara SpA (a)	6,259	194,621
Benetton Group SpA (a)	1,013	16,420
Bulgari SpA (a)	2,308	33,367
Capitalia SpA (a)	29,179	263,997
Enel SpA (a)	74,404	797,059
Eni SpA	44,801	1,459,576
Fiat SpA * (a)	9,458	238,689
Finmeccanica SpA (a)	4,929	148,387
Fondiaria-Sai SpA (a)	1,385	63,664
Gruppo Editoriale L'Espresso SpA (a)	3,090	16,489
Italcementi SpA (a)	1,317	39,490
Lottomatica SpA (a)	1,080	43,072
Luxottica Group SpA (a)	2,513	80,224
Mediaset SpA (a)	12,757	138,964
Mediobanca SpA (a)	8,145	181,588
Mediolanum SpA (a)	4,491	36,458
Mondadori (Arnoldo) Editore SpA (a)	1,879	19,651
Pirelli & Company SpA (a)	54,326	60,086
Seat Pagine Gialle SpA (a)	71,507	44,135
Snam Rete Gas SpA (a)	17,367	110,385
T.E.R.N.A SpA (a)	20,857	77,546
Telecom Italia SpA (a)	184,534	526,909
Telecom Italia SpA-RNC (a)	104,237	258,042
Tiscali SpA * (a)	4,559	17,255
UniCredito Italiano SpA (a)	134,443	1,281,105

		8,575,145
Japan - 17.26%
Access Company, Ltd. * (a)	4	17,965
Acom Company, Ltd. (a)	1,333	56,805
Aderans Company, Ltd. (a)	717	17,442
Advantest Corp. (a)	2,720	121,002
AEON Company, Ltd. (a)	11,596	231,792
AEON Credit Service Company, Ltd. (a)	1,423	24,038
Aiful Corp. (a)	1,398	43,403
Aisin Seiki Company	3,421	120,178
Ajinomoto Company, Inc. (a)	10,695	123,357
Alfresa Holdings Corp. (a)	376	23,987
All Nippon Airways Company, Ltd.	10,285	40,505
Alps Electric Company, Ltd. (a)	3,662	42,985
Amada Company, Ltd. (a)	6,171	70,704
Amano Corp. (a)	705	8,629
Aoyama Trading Company, Ltd.	858	27,295
Arrk Corp.	1,000	12,104
Asahi Breweries, Ltd.	6,899	110,910
Asahi Glass Company, Ltd. (a)	16,809	237,198
Asahi Kasei Corp. (a)	21,037	153,530
ASATSU-DK, Inc. (a)	752	23,795
Asics Corp. (a)	3,000	33,658
Astellas Pharmaceuticals, Inc.	9,505	410,712
Autobacs Seven Company, Ltd. (a)	447	16,045

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Bank of Fukuoka, Ltd. (a)	10,638	$86,052
Bank of Kyoto, Ltd. (a)	5,000	57,543
Benesse Corp.	1,146	42,695
Bridgestone Corp. (a)	11,047	221,288
Canon Sales Company, Inc.	1,500	31,514
Canon, Inc.	19,126	1,029,793
Casio Computer Company, Ltd. (a)	4,267	93,641
Central Glass Company, Ltd. (a)	2,114	14,331
Central Japan Railway Company, Ltd.	28	319,143
Chiba Bank, Ltd.	13,104	115,920
Chiyoda Corp.	3,000	65,964
Chubu Electric Power Company, Inc. (a)	11,823	407,291
Chugai Pharmaceutical Company, Ltd. (a)	4,984	126,333
Circle K Sunkus Company, Ltd. (a)	1,088	20,360
Citizen Watch Company, Ltd. (a)	6,065	57,057
Coca-Cola West Japan Company, Ltd. (a)	1,323	28,752
COMSYS Holdings Corp.	2,057	22,133
Credit Saison Company, Ltd. (a)	2,709	89,405
CSK Corp.	1,310	55,045
Dai Nippon Printing Company, Ltd. (a)	11,047	174,211
Daicel Chemical Industries, Ltd. (a)	4,466	30,580
Daido Steel Company, Ltd. (a)	7,000	45,549
Daifuku Company, Ltd. (a)	1,500	21,792
Daiichi Sankyo Company, Ltd. (a)	12,428	381,619
Daikin Industries, Ltd. (a)	3,985	138,974
Daimaru, Inc. (a)	4,114	53,435
Dainippon Ink & Chemicals, Inc.	10,990	43,749
Dainippon Screen Manufacturing Company,
Ltd. (a)	3,762	28,511
Daito Trust Construction Company, Ltd.	1,581	74,636
Daiwa House Industry Company, Ltd. (a)	9,285	152,664
Daiwa Securities Group, Inc. (a)	23,649	286,246
Denki Kagaku Kogyo Kabushiki Kaisha	9,523	44,713
Denso Corp.	8,778	327,033
Dentsu, Inc. (a)	33	92,630
Dowa Mining Company, Ltd.	4,466	45,509
E-Access, Ltd. (a)	17	11,322
East Japan Railway Company	61	476,315
EBARA Corp. (a)	7,466	35,499
EDION Corp. (a)	1,300	18,190
Eisai Company, Ltd. (a)	4,548	218,570
Electric Power Development Company, Ltd. (a)	2,700	136,188
Elpida Memory, Inc. * (a)	1,800	69,970
Familymart Company, Ltd.	1,240	34,595
Fanuc, Ltd.	3,121	291,221
Fast Retailing Company, Ltd. (a)	934	72,693
Fuji Electric Holdings Company, Ltd. (a)	10,580	49,226
Fuji Photo Film Company, Ltd.	8,833	362,141
Fuji Software ABC, Inc.	782	23,347
Fuji Television Network, Inc.	10	23,221
Fujikura, Ltd. (a)	6,523	46,107
Fujitsu, Ltd.	33,379	222,877

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Furukawa Electric Company, Ltd. (a)	11,638	$71,274
Glory, Ltd.	800	15,617
Goodwill Group, Inc. (a)	21	16,576
Gunma Bank	6,523	46,329
Gunze, Ltd.	2,762	16,093
Hakuhodo DY Holdings, Inc. (a)	460	32,241
Hankyu Department Stores (a)	2,409	22,417
Hankyu Hanshin Holdings, Inc. (a)	20,600	124,933
Haseko Corp. * (a)	14,500	53,034
Hikari Tsushin, Inc.	300	13,703
Hino Motors, Ltd. (a)	5,114	27,318
Hirose Electric Company, Ltd. (a)	517	62,314
Hitachi Cable, Ltd. (a)	3,409	19,457
Hitachi Capital Corp. (a)	493	9,876
Hitachi Chemical, Ltd.	1,816	42,788
Hitachi Construction Machinery Company, Ltd.	1,957	53,101
(a)
Hitachi High-Technologies Corp.	1,100	30,128
Hitachi, Ltd. (a)	59,882	465,548
Hokkaido Electric Power Company, Inc. (a)	3,032	80,723
Hokuhoku Financial Group, Inc.	22,866	78,966
Honda Motor Company, Ltd. (a)	27,938	976,695
House Food Corp. (a)	1,199	20,499
Hoya Corp. (a)	7,508	249,703
Ibiden Company, Ltd.	2,500	129,928
Index Corp. (a)	13	6,789
Inpex Holdings, Inc.	14	121,465
Isetan Company, Ltd. (a)	3,238	56,599
Ishikawajima-Harima Heavy Industries
Company, Ltd. (a)	24,866	103,639
ITO EN, Ltd. (a)	1,094	35,733
Itochu Corp. (a)	27,798	276,171
Itochu Techno-Science Corp. (a)	552	26,528
JAFCO Company, Ltd. (a)	647	35,882
Japan Airlines System Corp. *	16,047	33,441
Japan Prime Realty Investment Corp. (a)	9	39,655
Japan Real Estate Investment Corp.	7	92,885
Japan Retail Fund Investment Corp., REIT	6	59,201
Japan Tobacco, Inc.	80	393,995
JFE Holdings, Inc. (a)	9,938	589,188
JGC Corp. (a)	3,114	51,227
Joyo Bank, Ltd. (a)	12,047	75,419
JS Group Corp. (a)	4,384	95,276
JSR Corp. (a)	3,067	70,959
Kajima Corp. (a)	14,809	75,831
Kaken Pharmaceutical Company, Ltd. (a)	1,057	8,622
Kamigumi Company, Ltd. (a)	4,466	38,519
Kaneka Corp.	5,171	49,438
Kansai Electric Power Company, Ltd. (a)	13,722	395,675
Kansai Paint Company, Ltd. (a)	3,762	32,223
Kao Corp. (a)	8,638	253,486
Katokichi Company, Ltd. (a)	2,463	15,524

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kawasaki Heavy Industries, Ltd. (a)	25,037	$106,269
Kawasaki Kisen Kaisha, Ltd. (a)	8,933	84,950
KDDI Corp.	44	352,180
Keihin Electric Express Railway
Company, Ltd. (a)	6,933	53,310
Keio Electric Railway Company, Ltd. (a)	10,285	71,649
Keisei Electric Railway Company, Ltd. (a)	5,000	32,365
Keyence Corp. (a)	652	147,465
Kikkoman Corp. (a)	2,762	35,475
Kinden Corp. (a)	1,409	12,668
Kintetsu Corp. (a)	28,208	89,016
Kirin Brewery Company, Ltd. (a)	14,104	204,185
KK DaVinci Advisors * (a)	20	21,435
Kobe Steel Company, Ltd. (a)	51,483	208,008
Kokuyo Company, Ltd. (a)	1,269	16,828
Komatsu, Ltd.	16,170	341,102
Komori Corp.	705	16,461
Konami Corp. (a)	1,857	49,756
Konica Minolta Holdings, Inc. (a)	8,609	113,356
Kose Corp.	400	11,840
Koyo Seiko Company, Ltd. (a)	3,357	58,965
Kubota Corp. (a)	19,218	168,861
Kuraray Company, Ltd. (a)	6,700	72,548
Kurita Water Industries, Ltd.	2,181	52,872
Kyocera Corp.	2,962	279,912
KYOWA HAKKO KOGYO COMPANY, LTD. (a)	6,523	60,478
Kyushu Electric Power Company, Inc. (a)	6,469	184,333
Lawson, Inc. (a)	1,269	48,897
LeoPalace21 Corp.	2,098	69,597
Mabuchi Motor Company, Ltd. (a)	482	29,888
Makita Corp.	1,857	69,026
Marubeni Corp.	27,798	169,297
Marui Company, Ltd. (a)	5,236	64,356
Matsui Securities Company, Ltd. (a)	2,900	25,481
Matsumotokiyoshi Company, Ltd. (a)	652	14,974
Matsushita Electric Industrial Company, Ltd.	34,607	699,116
Matsushita Electric Works, Ltd.	5,819	66,869
Mediceo Holdings Company, Ltd. (a)	2,910	55,569
Meiji Dairies Corp.	4,114	32,369
Meiji Seika Kaisha, Ltd. (a)	4,466	20,779
Meitec Corp. (a)	617	19,943
Millea Holdings, Inc.	12,900	478,408
Minebea Company, Ltd. (a)	5,523	34,294
Mitsubishi Chemical Holdings Corp, ADR (a)	20,000	170,629
Mitsubishi Corp. (a)	24,044	559,353
Mitsubishi Electric Corp.	34,027	351,370
Mitsubishi Estate Company, Ltd.	21,218	698,453
Mitsubishi Gas & Chemicals Company, Inc.	7,171	68,926
Mitsubishi Heavy Industries, Ltd. (a)	58,063	376,337
Mitsubishi Logistc Corp. (a)	2,057	35,081
Mitsubishi Materials Corp. (a)	17,980	85,492
Mitsubishi Rayon Company, Ltd. (a)	9,990	66,705

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Securities Company, Ltd.	5,000	$57,245
Mitsubishi UFJ Financial Group, Inc.	153	1,730,872
Mitsui & Company, Ltd. (a)	27,389	512,532
Mitsui Chemicals, Inc. (a)	10,990	96,285
Mitsui Engineering & Shipbuilding
Company, Ltd. (a)	10,638	45,153
Mitsui Fudosan Company, Ltd.	14,752	434,159
Mitsui Mining & Smelting Company, Ltd. (a)	9,990	54,978
Mitsui O.S.K. Lines, Ltd. (a)	19,513	217,097
Mitsui Sumitomo Insurance Company, Ltd.	21,741	273,508
Mitsui Trust Holdings, Inc.	11,990	118,508
Mitsukoshi, Ltd. (a)	7,171	32,999
Mitsumi Electric Company, Ltd. (a)	1,399	46,409
Mizuho Financial Group, Inc.	170	1,097,521
Murata Manufacturing Company, Ltd.	3,496	255,736
Namco Bandai Holdings, Inc. (a)	3,267	51,104
NEC Corp.	34,617	186,092
NEC Electronics Corp. * (a)	652	15,806
Net One Systems Company, Ltd. (a)	5	5,954
NGK Insulators, Ltd. (a)	5,171	106,882
NGK Spark Plug Company, Ltd. (a)	2,762	51,803
NHK Spring Company, Ltd. (a)	3,000	30,188
NICHIREI Corp. (a)	4,466	26,173
Nidec Corp. (a)	1,986	128,385
Nikko Cordial Corp. (a)	14,956	214,102
Nikon Corp. (a)	5,819	122,998
Nintendo Company, Ltd. (a)	1,792	522,060
Nippon Building Fund, Inc. (a)	8	132,693
Nippon Electric Glass Company, Ltd.	6,000	105,389
Nippon Express Company, Ltd. (a)	13,809	86,802
Nippon Kayaku Company, Ltd. (a)	2,409	19,938
Nippon Light Metal Company, Ltd. (a)	7,876	22,376
NIPPON MEAT PACKERS, Inc. (a)	2,762	33,854
Nippon Mining Holdings, Inc. (a)	16,132	139,550
Nippon Oil Corp. (a)	23,094	187,793
Nippon Paper Group, Inc. (a)	17	60,588
Nippon Sheet Glass Company, Ltd. (a)	8,171	42,952
Nippon Shokubai Company, Ltd. (a)	2,409	26,064
Nippon Steel Corp. (a)	108,536	764,410
Nippon Telegraph & Telephone Corp.	93	492,825
Nippon Yusen Kabushiki Kaisha (a)	18,923	152,105
Nippon Zeon Company	3,409	35,289
Nishimatsu Construction Company, Ltd. (a)	4,114	13,332
Nishi-Nippon City Bank, Ltd. (a)	12,000	53,383
Nissan Chemical Industries, Ltd. (a)	2,762	35,757
Nissan Motor Company, Ltd. (a)	40,190	431,761
Nisshin Seifun Group, Inc. (a)	3,114	31,758
Nisshin Steel Company (a)	16,047	69,339
Nisshinbo Industries, Inc. (a)	2,409	30,265
Nissin Food Products Company, Ltd. (a)	1,716	63,055
Nitori Company, Ltd. (a)	518	25,820
Nitto Denko Corp. (a)	2,932	137,915

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NOK Corp. (a)	1,892	$32,267
Nomura Holdings, Inc. (a)	31,407	655,843
Nomura Real Estate Office Fund, Inc.	4	51,376
Nomura Research Institute, Ltd. (a)	2,055	60,655
NSK, Ltd. (a)	8,285	79,210
NTN Corp. (a)	7,228	62,710
NTT Data Corp. (a)	22	112,091
NTT DoCoMo, Inc. (a)	332	615,625
NTT Urban Development Corp. (a)	20	46,953
Obayashi Corp. (a)	11,638	75,234
OBIC Company, Ltd. (a)	120	23,793
Odakyu Electric Railway Company (a)	11,695	85,650
Oji Paper Company, Ltd. (a)	13,809	73,412
Oki Electric Industry Company, Ltd. (a)	9,638	18,609
Okuma Holdings, Inc. (a)	3,000	35,164
Okumura Corp. (a)	4,114	22,606
Olympus Optical Company, Ltd.	4,466	153,090
Omron Corp.	4,161	112,196
Onward Kashiyama Company, Ltd.	2,409	33,584
Oracle Corp. - Japan (a)	552	26,622
Oriental Land Company, Ltd. (a)	893	53,247
Orix Corp. (a)	1,616	421,990
Osaka Gas Company, Ltd. (a)	33,845	131,563
OSG Corp. (a)	1,500	22,787
Otsuka Corp. (a)	300	28,784
Park24 Company, Ltd. (a)	1,600	21,571
Pioneer Electronic Corp. (a)	3,221	42,192
Promise Company, Ltd. (a)	1,269	47,925
Q.P. Corp.	2,287	20,795
Rakuten, Inc. (a)	124	59,171
Resona Holdings, Inc. (a)	83	223,800
Ricoh Company, Ltd.	12,399	280,010
Rinnai Corp.	752	20,085
Rohm Company, Ltd.	1,927	175,219
Round One Corp (a)	6	12,146
Ryohin Keikaku Company, Ltd. (a)	511	32,382
Sanken Electric Company (a)	2,057	21,626
SANKYO Company, Ltd. (a)	993	43,752
Santen Pharmaceutical Company, Ltd. (a)	1,300	33,505
Sanwa Shutter Corp. (a)	3,762	23,487
Sanyo Electric Company, Ltd. * (a)	29,151	49,839
Sapporo Hokuyo Holdings, Inc. (a)	5	50,185
Sapporo Holdings	5,466	38,543
SBI E*Trade Securities Compnay, Ltd. (a)	27	34,449
SBI Holdings, Inc. (a)	176	66,918
Secom Company, Ltd. (a)	3,590	167,034
Sega Sammy Holdings, Inc. (a)	3,392	79,343
Seiko Epson Corp. (a)	2,222	65,584
Seino Transportation Company, Ltd. (a)	2,409	22,806
Sekisui Chemical Company, Ltd. (a)	8,228	65,718
Sekisui House, Ltd.	9,638	150,352
Seven & I Holdings Company, Ltd.	14,681	448,303

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
SFCG Company, Ltd. (a)	70	$12,516
Sharp Corp. (a)	18,218	351,762
Shimachu Company, Ltd.	723	21,463
Shimamura Company, Ltd. (a)	376	41,449
Shimano, Inc.	1,369	42,386
Shimizu Corp. (a)	10,695	65,772
Shin-Etsu Chemical Company, Ltd.	7,011	428,776
Shinko Electric Industries Company, Ltd. (a)	1,200	27,151
Shinko Securities Company, Ltd. (a)	8,000	40,624
Shinsei Bank, Ltd.	25,094	120,598
Shionogi & Company, Ltd. (a)	5,523	99,594
Shiseido Company, Ltd. (a)	6,523	132,885
Shizuoka Bank, Ltd. (a)	10,342	110,400
Showa Denko K.K. (a)	19,161	72,201
Showa Shell Sekiyu K.K. (a)	3,555	43,634
SMC Corp.	964	129,638
SOFTBANK Corp. (a)	13,288	342,471
Sojitz Holdings Corp. * (a)	12,691	53,003
Sompo Japan Insurance, Inc.	15,104	188,728
Sony Corp.	17,742	903,964
Stanley Electric Corp.	2,908	59,241
Sumco Corp. (a)	1,800	75,022
Sumitomo Bakelite Company, Ltd. (a)	2,762	20,016
Sumitomo Chemical Company, Ltd.	25,446	192,633
Sumitomo Corp. (a)	19,166	345,612
Sumitomo Electric Industries, Ltd. (a)	12,899	196,615
Sumitomo Heavy Industries, Ltd.	9,990	99,760
Sumitomo Metal Industries, Ltd. (a)	73,577	381,137
Sumitomo Metal Mining Company, Ltd. (a)	9,285	179,674
Sumitomo Mitsui Financial Group, Inc. (a)	117	1,064,858
Sumitomo Osaka Cement Company, Ltd. (a)	6,523	19,641
Sumitomo Realty &
Development Company, Ltd. (a)	6,876	261,436
Sumitomo Rubber Industries, Inc. (a)	3,100	34,042
Sumitomo Titanium Corp. (a)	300	33,403
Sumitomo Trust & Banking Company, Ltd. (a)	22,446	234,646
Suruga Bank, Ltd. (a)	3,114	40,685
Suzuken Company, Ltd. (a)	1,123	39,928
T&D Holdings, Inc. (a)	4,241	293,279
TAIHEIYO CEMENT CORP. (a)	15,809	70,059
Taisei Corp. (a)	15,866	58,975
Taisho Pharmaceuticals Company, Ltd. (a)	2,762	50,746
Taiyo Nippon Sanso Corp. (a)	4,819	43,613
Taiyo Yuden Company, Ltd.	2,057	42,954
Takara Holdings (a)	3,409	24,125
Takashimaya Company, Ltd.	4,819	59,477
Takeda Pharmaceutical Company, Ltd. (a)	15,749	1,035,510
Takefuji Corp. (a)	2,056	82,719
Tanabe Seiyaku Company, Ltd. (a)	4,000	54,540
TDK Corp. (a)	2,268	197,159
Teijin, Ltd. (a)	15,104	85,435
Terumo Corp. (a)	3,103	121,148

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The 77th Bank, Ltd.	6,523	$42,667
The Bank of Yokohama, Ltd. (a)	21,684	162,125
The Japan Steel Works, Ltd. (a)	6,000	72,317
The Tokyo Electric Power Company, Ltd. (a)	21,567	739,293
THK Company, Ltd. (a)	2,181	51,480
TIS, Inc. (a)	817	19,458
Tobu Railway Company, Ltd. (a)	13,752	66,207
Toda Corp. (a)	3,762	18,048
Toho Company, Ltd. (a)	2,733	53,467
Toho Titanium Company, Ltd. (a)	500	24,540
Tohoku Electric Power Company, Inc. (a)	7,680	195,323
Tokai Rika Company, Ltd.	1,100	26,151
Tokuyama Corp. (a)	4,000	70,089
Tokyo Broadcasting Company, Ltd. (a)	852	31,597
Tokyo Electron, Ltd. (a)	2,932	205,501
Tokyo Gas Company, Ltd.	40,835	228,202
Tokyo Seimitsu Company, Ltd. (a)	600	20,414
Tokyo Steel Manufacturing Company, Ltd. (a)	1,800	26,579
Tokyo Style Company, Ltd.	705	7,736
Tokyo Tatemono Company, Ltd. (a)	5,000	75,618
Tokyu Corp. (a)	18,866	147,314
Tokyu Land Corp. (a)	7,171	81,918
TonenGeneral Sekiyu K.K. (a)	5,171	57,883
Toppan Printing Company, Ltd. (a)	9,990	104,518
Toray Industries, Inc. (a)	24,389	176,748
Toshiba Corp. (a)	52,711	352,856
Tosoh Corp.	9,228	47,645
Toto, Ltd. (a)	5,171	51,945
Toyo Seikan Kaisha, Ltd. (a)	3,209	64,827
Toyo Suisan Kaisha, Ltd.	1,705	33,646
Toyobo Company, Ltd. (a)	12,933	38,613
Toyoda Gosei Company, Ltd. (a)	1,134	26,863
Toyota Industries Corp.	3,590	170,393
Toyota Motor Corp. (a)	51,347	3,297,494
Toyota Tsusho Corp. (a)	3,900	99,851
Trend Micro, Inc. (a)	1,733	47,465
Ube Industries, Ltd. (a)	16,037	51,017
UNI Charm Corp. (a)	658	41,753
Uniden Corp.	705	5,481
UNY Company, Ltd. (a)	2,762	37,989
Ushio, Inc. (a)	1,957	37,870
USS Company, Ltd.	393	25,706
Wacoal Corp. (a)	2,057	26,123
West Japan Railway Company, Ltd.	30	138,817
Yahoo Japan Corp. (a)	266	91,974
Yakult Honsha Company, Ltd. (a)	1,957	50,105
Yamada Denki Company, Ltd. (a)	1,426	133,181
Yamaha Corp. (a)	2,826	63,219
Yamaha Motor Company, Ltd.	3,091	86,763
Yamato Transport Company, Ltd. (a)	6,580	106,341
Yamazaki Baking Company, Ltd. (a)	1,409	12,884
YASKAWA Electric Corp. (a)	3,000	35,521

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp.	3,814	$58,590

		53,364,350
Korea - 0.00%
LG Philips LCD Company, Ltd., ADR * (a)	57	996
Luxembourg - 0.09%
Tenaris SA, ADR	6,160	282,744
Malaysia - 0.45%
AirAsia BHD *	13,200	6,757
AmFirst REIT *	864	224
AMMB Holdings BHD	25,600	27,840
Berjaya Sports Toto BHD	13,000	17,521
British American Tobacco Malaysia Berhad	2,400	31,931
Bursa Malaysia BHD	6,000	19,262
Commerce Asset Holdings	41,800	120,292
DRB-Hicom Berhad	9,800	5,527
Gamuda BHD	10,900	25,221
Genting Berhad	6,700	77,028
Golden Hope Plantations BHD	8,300	16,324
Guinness Anchor Berhad	2,200	3,881
Highlands & Lowlands BHD	2,800	4,980
Hong Leong Bank BHD	9,200	15,965
Hong Leong Credit BHD	3,400	5,654
IGB Corp. Berhad	10,700	7,768
IJM Corp., Berhad	9,900	24,768
IOI Corporation Berhad	13,100	83,734
IOI Properties BHD	1,400	4,454
KLCC Property Holdings Berhad	6,800	6,766
Kuala Lumpur Kepong Berhad	7,200	24,989
Kurnia Asia Bhd	7,300	2,344
Lafarge Malayan Cement BHD	18,900	9,512
Magnum Corp BHD	13,600	12,823
Malakoff BHD	10,300	30,386
Malayan Bank Berhad	35,900	132,905
Malaysian Airline System BHD *	4,200	6,985
Malaysian Bulk Carriers Berhad	4,500	4,972
Malaysian Pacific Industries Berhad	1,400	4,171
Malaysian Resources Corp. Berhad *	14,400	9,329
Maxis Communications Berhad	16,700	57,478
Media Prima BHD	11,600	8,320
MISC BHD	21,200	56,411
MMC Corp BHD	4,900	8,503
Mulpha International Berhad *	12,300	6,653
Multi-Purpose Holdings BHD *	10,800	7,247
Petronas Dagangan BHD	4,000	7,115
Petronas Gas Berhad *	7,600	19,673
PLUS Expressways BHD	28,700	25,068
POS Malaysia & Services Holdings BHD	6,100	8,363
PPB Group BHD	9,200	17,030
Proton Holdings BHD	4,000	7,693
Public Bank Berhad	19,000	49,458
Resorts World BHD	9,400	46,762

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
RHB Capital BHD	12,400	$17,143
Scomi Group Berhad	11,400	3,858
Shell Refining Company Federation of Malaya
BHD	2,400	7,636
Sime Darby Berhard	28,200	66,065
SP Setia BHD	9,400	20,934
Star Publications Malaysia Berhad	7,100	6,653
TA Enterprise Berhad	12,800	6,516
Tan Chong Motor Holdings Berhad	6,500	2,275
Tanjong PLC	4,300	19,277
Telekom Malaysia BHD	16,100	46,565
Tenaga Nasional BHD	19,600	64,625
Transmile Group BHD	2,500	9,472
UMW Holdings Berhad	4,000	12,495
YTL Corp. BHD	12,000	23,774

		1,377,375
Mexico - 0.92%
Alfa SA de CV (a)	5,902	43,541
America Movil SA de CV (a)	339,819	815,246
Carso Infraestructura y Construccion SA de
CV * (a)	11,400	10,548
Cemex SA de CV * (a)	131,470	430,497
Coca-Cola Femsa SA de CV	4,453	16,024
Consorcio ARA SA de CV	16,060	27,683
Controladora Comercial Mexicana SA de CV	5,129	14,482
Corp GEO SA de CV, Series B * (a)	8,052	46,799
Desarrolladora Homex SA de CV *	2,800	27,123
Empresas ICA Sociedad
Controladora SA de CV *	6,900	26,623
Fomento Economico Mexicano SA de CV	13,185	145,625
Grupo Aeroportuario del Pacifico SA de CV (a)	7,900	34,329
Grupo Aeroportuario del Sureste SA de CV (a)	3,792	18,016
Grupo Bimbo SA de CV (a)	5,458	27,423
Grupo Carso SA de CV (a)	11,588	42,173
Grupo Financiero Banorte SA de CV	23,782	112,817
Grupo Mexico SA	18,856	87,913
Grupo Modelo SA (a)	9,517	48,679
Grupo Televisa SA (a)	43,483	260,166
Industrias Penoles SA de CV	1,898	21,994
Kimberly-Clark de Mexico SA de CV	9,100	41,191
Telefonos de Mexico SA de CV (a)	151,666	252,227
TV Azteca SA de CV *	18,347	17,091
Urbi Desarrollos Urbanos SA de CV *	6,300	26,492
Wal-Mart de Mexico SA de CV, Series V	57,404	245,030

		2,839,732
Netherlands - 3.01%
ABN AMRO Holdings NV	32,439	1,397,831
Aegon NV	26,194	522,676
Akzo Nobel NV	4,885	371,413
ASML Holding NV *	8,353	206,557
Buhrmann NV	1,716	23,133
Corio NV (a)	751	68,308

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
DSM NV (a)	2,795	$125,374
Euronext NV (a)	1,201	143,676
Euronext *	322	38,284
Fugro NV	1,126	57,225
Getronics NV	1,810	16,485
Hagemeyer NV * (a)	8,876	42,260
Heineken NV	4,219	220,960
ING Groep NV	33,511	1,418,478
Koninklijke (Royal) KPN NV (a)	34,685	540,881
Koninklijke (Royal) Philips Electronics NV (a)	20,908	799,444
Koninklijke Ahold NV *	27,987	327,511
Mittal Steel Company NV	14,008	745,064
Oce-Van Der Grinten NV (a)	1,272	23,340
Randstad Holdings NV	873	67,788
Reed Elsevier NV	12,193	215,904
Rodamco Europe NV	920	128,024
Royal Numico NV	3,107	160,436
SBM Offshore NV	2,674	96,522
TNT Post Group NV	7,848	360,325
Unilever NV	30,692	894,836
Vedior NV	3,044	67,661
Wereldhave NV (a)	366	56,414
Wolters Kluwer NV	5,028	151,031

		9,287,841
New Zealand - 0.13%
Auckland International Airport, Ltd. (a)	18,756	32,342
Contact Energy, Ltd. (a)	5,539	36,501
Fisher & Paykel Appliances Holdings, Ltd. (a)	5,069	13,311
Fisher & Paykel Healthcare Corp. (a)	9,802	25,458
Fletcher Building, Ltd. (a)	9,196	72,377
Kiwi Income Property Trust	14,084	16,627
Sky City Entertainment Group, Ltd. (a)	8,428	28,161
Sky Network Television, Ltd. (a)	3,742	14,565
Telecom Corp. of New Zealand, Ltd. (a)	37,792	127,901
Tower, Ltd. * (a)	2,903	4,674
Vector, Ltd. (a)	4,817	10,271
Warehouse Group, Ltd. (a)	1,987	9,596

		391,784
Norway - 0.72%
Acergy SA * (a)	3,666	78,255
Aker Kvaerner ASA	2,435	54,882
Den Norske Bank ASA (a)	12,599	177,842
Det Norske Oljeselskapb ASA * (a)	14,000	25,174
Norsk Hydro ASA (a)	13,292	440,632
Norske Skogindustrier ASA	3,071	52,544
Ocean RIG ASA * (a)	3,539	24,162
Orkla ASA (a)	3,532	248,990
Pan Fish ASA *	47,200	55,443
Petroleum Geo-Services ASA *	3,227	84,280
ProSafe ASA (a)	3,900	59,670
Schibsted ASA	929	40,960

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Statoil ASA (a)	12,229	$332,966
Stolt-Nielsen SA (a)	800	23,822
Storebrand ASA	4,078	65,346
Tandberg ASA	2,336	48,808
Telenor ASA (a)	14,209	252,463
TGS Nopec Geophysical Company ASA *	1,900	43,918
Tomra Systems ASA (a)	3,067	22,075
Yara International ASA	3,891	107,383

		2,239,615
Peru - 0.06%
Cia de Minas Buenaventura SA	1,306	38,768
Credicorp SA	704	34,566
Minsur SA	5,102	14,504
Southern Peru Copper Corp.	1,200	85,980
Volcan Compania Minera SA, CMN Series B	5,408	16,223

		190,041
Philippines - 0.10%
Ayala Corp.	2,340	27,159
Ayala Land, Inc.	98,000	33,513
Banco De Oro	8,500	10,570
Bank of the Philippine Islands	24,560	33,341
Filinvest Land, Inc. *	112,500	3,917
First Philippine Holdings Corp.	5,200	7,652
Globe Telecommunications, Inc.	600	15,295
Jollibee Foods Corp.	8,000	9,036
Manila Electric Company	4,400	6,292
Megaworld Corp. *	189,000	13,122
Metropolitan Bank & Trust Company	12,400	16,062
Petron Corp.	25,000	2,435
Philippine Long Distance Telephone Company	1,250	65,415
San Miguel Corp.	5,600	8,299
SM Investments Corp.	3,010	22,146
SM Prime Holdings, Ltd.	79,000	18,829

		293,083
Poland - 0.26%
Agora SA	767	12,545
Bank BPH SA	152	51,827
Bank Pekao SA	1,320	117,539
Bank Zachodni WBK SA	387	36,147
Boryszew SA *	430	4,186
BRE Bank SA *	156	25,840
Budimex SA, Series B *	210	7,371
Computerland SA	64	2,189
Debica SA	65	2,290
Globe Trade Centre SA *	1,924	34,264
Grupa Kety SA	137	9,049
KGHM Polska Miedz SA	1,937	65,576
Mondi Packaging Paper Swiecie SA	197	7,255
Orbis SA	395	11,952
Polish Oil & Gas Company	20,895	30,492
Polska Grupa Farmaceutyczna SA	156	4,359

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Polski Koncern Naftowy Orlen SA	5,644	$93,683
Powszechna Kasa Oszczednosci Bank Polski
SA	8,571	142,919
Prokom Software SA	199	10,391
Softbank SA	143	3,602
Telekomunikacja Polska SA	12,319	101,771
TVN SA *	2,275	20,706

		795,953
Portugal - 0.29%
Banco BPI, SA	5,964	51,846
Banco Comercial dos Acores, SA	42,352	153,499
Banco Espirito Santo SA	3,917	74,859
Brisa Auto Estrada, SA	5,875	77,158
Cimpor-Cimentos De Portugal, SA	4,621	38,811
Electricidade De Portugal, SA	39,293	211,253
Jeronimo Martins, SGPS SA	748	19,507
Portugal Telecom, SGPS, SA	15,439	207,101
PT Multimedia.com, SGPS, SA	1,370	20,338
Sonae Industria, SGPS SA *	1,232	15,208
Sonae, SGPS, SA	15,740	35,576

		905,156
Russia - 1.54%
AFK Sistema, Reg. S, Spons. GDR	1,919	54,500
Gazprom, ADR	45,306	1,898,321
JSC MMC Norilsk Nickel, ADR	1,443	274,170
Lukoil Oil Company, ADR	9,028	780,922
Mechel Steel Group, ADR	419	13,932
Mobile Telesystems	3,799	212,592
NovaTek OAO, ADR	1,415	82,070
Novolipetsk Steel, ADR	2,259	66,437
Polyus Gold Company ZAO, ADR *	1,457	70,373
RAO Unified Energy System, ADR	1,764	239,022
Rostelecom, ADR	1,148	59,570
Sberbank, ADR	1,216	433,504
Sberbank	164	70,735
Sibirtelecom, ADR	74	7,400
Surgutneftegaz, ADR (a)	2,731	172,599
Tatneft, ADR	1,297	123,215
UralsvyAzinform, ADR (a)	1,226	15,938
VolgaTelecom, ADR	636	7,759
Vympel Communicatii, ADR *	1,746	165,591
Wimm-Bill-Dann Foods OJSC, ADR	323	25,795

		4,774,445
Singapore - 0.81%
Allgreen Properties, Ltd.	11,369	13,111
Ascendas., REIT * (a)	19,469	30,664
Capitacommercial	17,000	31,144
CapitaLand, Ltd. * (a)	23,275	122,706
CapitaMall Trust *	17,658	43,754
Chartered Semiconductor Manufacturing, Ltd. *	17,570	16,789
(a)

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
City Developments, Ltd.	9,285	$89,335
ComfortDelGro Corp., Ltd.	33,731	44,235
Cosco Corp. Singapore, Ltd.	14,000	26,479
Creative Technology, Ltd. (a)	846	5,436
DBS Group Holdings, Ltd.	21,684	305,801
Fraser and Neave, Ltd. (a)	15,900	53,438
Haw Par Corp., Ltd.	1,877	8,906
Jardine Cycle and Carriage, Ltd.	2,495	19,566
Keppel Corp., Ltd.	9,990	125,085
Keppel Land, Ltd. (a)	6,876	43,047
Neptune Orient Lines, Ltd. (a)	7,638	16,308
Olam International, Ltd.	11,000	22,182
Oversea-Chinese Banking Corp., Ltd.	46,752	277,286
Parkway Holdings, Ltd.	11,229	24,272
SembCorp Industries, Ltd.	15,604	52,443
SembCorp Marine, Ltd. (a)	9,638	22,357
Singapore Airlines, Ltd.	10,990	120,224
Singapore Exchange, Ltd. (a)	14,399	62,153
Singapore Land, Ltd.	2,409	16,828
Singapore Petroleum Company, Ltd.	2,000	6,379
Singapore Post, Ltd.	25,151	18,398
Singapore Press Holdings, Ltd.	28,441	82,468
Singapore Technologies Engineering, Ltd.	24,798	54,255
Singapore Telecommunications, Ltd.	134,410	290,530
SMRT Corporation, Ltd.	11,990	11,773
ST Assembly Test Services, Ltd. *	22,845	27,400
Suntec Real Estate Investment Trust * (a)	18,809	24,542
United Overseas Bank, Ltd.	21,037	291,131
United Overseas Land, Ltd.	9,531	32,033
Venture Corp., Ltd.	4,466	42,969
Want Want Holdings Company, Ltd.	8,000	15,600
Wing Tai Holdings, Ltd. *	8,228	17,243

		2,508,270
South Africa - 1.28%
African Bank Investments, Ltd.	9,208	38,298
Alexander Forbes, Ltd. *	6,158	14,007
Allan Gray Property Trust	20,086	18,887
Anglo Platinum, Ltd.	1,232	193,552
AngloGold Ashanti, Ltd.	2,846	126,966
Aspen Pharmacare Holdings, Ltd. *	3,929	19,955
Aveng, Ltd.	7,715	48,715
AVI, Ltd.	5,243	14,473
Barloworld, Ltd.	3,734	92,773
Bidvest Group, Ltd. *	4,809	91,090
Consol, Ltd.	4,978	13,229
Edgars Consolidated Stores, Ltd.	9,688	60,362
Ellerine Holdings, Ltd.	1,837	20,677
FirstRand, Ltd.	52,656	177,809
Foschini, Ltd.	3,862	36,632
Gold Fields, Ltd.	11,363	209,790
Grindrod, Ltd.	5,436	12,685

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Harmony Gold Mining Company, Ltd. *	5,979	$83,099
Impala Platinum Holdings, Ltd.	10,026	313,799
Imperial Holdings, Ltd.	3,314	68,918
Investec, Ltd.	3,107	39,792
JD Group, Ltd.	3,458	42,270
Kumba Iron Ore, Ltd.	1,085	22,192
Lewis Group, Ltd.	1,660	15,609
Liberty Group, Ltd.	1,881	21,250
Massmart Holdings, Ltd.	3,762	43,559
Metropolitan Holdings, Ltd.	10,398	21,196
Mittal Steel South Africa, Ltd.	3,748	60,704
MTN Group, Ltd.	24,925	337,009
Murray & Roberts Holdings, Ltd.	5,412	41,573
Nampak, Ltd. *	10,238	31,213
Naspers, Ltd.	6,434	154,999
Nedbank Group, Ltd.	3,734	72,271
Network Healthcare Holdings, Ltd. *	23,875	45,390
Pick'n Pay Stores, Ltd.	4,044	19,085
Pretoria Portland Cement Company, Ltd.	214	13,865
Reunert, Ltd.	3,152	34,916
Sanlam, Ltd.	40,685	111,695
Sappi, Ltd.	3,791	57,242
Sasol, Ltd.	11,090	368,474
Shoprite Holdings, Ltd.	8,511	32,420
Spar Group, Ltd.	3,380	23,152
Standard Bank Group, Ltd.	22,906	335,808
Steinhoff International Holdings, Ltd. *	16,157	51,787
Super Group, Ltd.	5,037	9,196
Telkom SA, Ltd. *	5,633	128,357
Tiger Brands, Ltd.	3,009	73,108
Tongaat-Hulett Group, Ltd.	992	16,749
Truworths International, Ltd.	8,730	42,542
Woolworths Holdings, Ltd.	14,274	42,910

		3,966,049
South Korea - 2.15%
Amorepacific Corp.	60	33,034
Asiana Airlines	1,727	11,821
Cheil Communications, Inc.	70	17,484
Cheil Industries, Inc.	840	33,704
CJ Corp.	340	34,331
Daeduck Electronics Company, Ltd.	810	6,655
Daegu Bank	2,280	41,439
Daelim Industrial Company	490	46,925
Daewoo Engineering & Construction
Company, Ltd.	2,650	52,670
Daewoo International Corp.	800	33,332
Daewoo Securities Company, Ltd. *	2,130	38,147
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	1,660	60,959
Daishin Securities Company, Ltd.	690	16,098
Daum Communications Corp. *	201	13,459
Dongbu Insurance Company, Ltd.	590	16,743

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Dongkuk Steel Mill Company, Ltd.	760	$21,002
Doosan Infracore Company, Ltd.	970	24,744
GS Engineering & Construction Corp.	620	55,486
Hana Financial Group, Inc.	2,060	106,629
Hanjin Heavy Industries & Construction
Company, Ltd.	900	31,663
Hanjin Shipping Company, Ltd.	1,060	40,277
Hanmi Pharm Company, Ltd.	126	16,271
Hanwha Chem Corp.	1,100	17,128
Hite Brewery Company, Ltd.	230	27,502
Honam Petrochemical Corp.	270	23,388
Hyosung Corp.	460	15,499
Hyundai Autonet Company, Ltd.	1,530	11,335
Hyundai Department Store Company, Ltd.	240	20,152
Hyundai Development Company	1,210	66,747
Hyundai Engineering & Construction
Company, Ltd. *	770	41,493
Hyundai Heavy Industries	810	161,854
Hyundai Marine & Fire
Insurance Company, Ltd.	1,180	16,304
Hyundai Mipo Dockyard	230	42,414
Hyundai Mobis	1,050	90,174
Hyundai Motor Company	2,830	198,823
Hyundai Securities Company, Ltd. *	2,210	30,184
Kangwon Land, Inc.	2,000	37,519
KCC Corp.	80	24,191
Kia Motors Corp. *	3,770	50,889
Kookmin Bank, ADR	554	49,943
Kookmin Bank	5,640	505,942
Korea Electric Power Corp., ADR	744	14,880
Korea Electric Power Corp.	4,380	174,809
Korea Exchange Bank	1,580	25,526
Korea Investment Holdings Company, Ltd.	710	37,355
Korea Zinc Company, Ltd.	200	21,364
Korean Air Lines Company, Ltd.	717	28,006
Korean Reinsurance Company, Ltd.	1,230	16,146
KT & G Corp.	1,980	129,426
KT Corp., SADR	266	5,956
KT Corp.	2,290	102,714
KT Freetel Company, Ltd.	1,880	52,652
LG Chem, Ltd.	850	42,778
LG Electronics, Inc.	1,730	118,049
LG Fashion Corp., Ltd.	382	9,277
LG Household & Health Care, Ltd.	180	22,193
LG International Corp.	507	11,559
LG Petrochemical Company, Ltd.	540	15,927
LG Philips LCD Company, Ltd. *	1,520	53,152
Lotte Chilsung Beverage Company, Ltd.	10	12,765
Lotte Confectionery Company, Ltd.	20	25,615
Lotte Shopping Company, Ltd.	160	56,290
LS Cable, Ltd.	370	16,183
Mirae Asset Securities Company, Ltd. *	440	27,732

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
NCSoft Corp. *	240	$15,790
NHN Corp. *	689	101,060
Nong Shim Company, Ltd.	50	13,020
Orion Corp.	60	14,859
Pacific Corp.	40	5,867
Poongsan Corp.	460	10,267
POSCO, SADR	440	45,738
POSCO	1,260	528,990
Pusan Bank	2,410	35,861
S1 Corp.	320	12,856
Samsung Corp.	2,330	84,200
Samsung Electro-Mechanics Company	1,060	36,447
Samsung Electronics Company, Ltd., GDR	320	97,360
Samsung Electronics Company, Ltd.	1,980	1,184,822
Samsung Engineering Company, Ltd.	630	39,239
Samsung Fine Chemicals Company, Ltd.	360	10,446
Samsung Fire & Marine
Insurance Company, Ltd.	650	108,811
Samsung Heavy Industries Company, Ltd.	3,030	80,834
Samsung SDI Company, Ltd.	680	43,437
Samsung Securities Company, Ltd.	920	50,065
Samsung Techwin Company, Ltd.	880	33,531
Shinhan Financial Group Company, Ltd., ADR *	175	19,929
Shinhan Financial Group Company, Ltd.	3,540	203,178
Shinsegae Company, Ltd.	250	143,487
SK Corp.	2,020	198,382
SK Telecom Company, Ltd., SADR	657	15,387
SK Telecom Company, Ltd.	640	130,265
S-Oil Corp.	780	53,722
The Hancook Tire Company, Ltd.	2,050	33,991
Tong Yang Investment Bank Company, Ltd.	1,380	14,961
Woongjin Coway Company, Ltd.	690	19,361
Woori Investment & Securities Company, Ltd.	1,740	36,525
Yuhan Corp.	165	25,868

		6,653,264
Spain - 3.03%
Abertis Infraestructuras SA (a)	4,047	130,170
Acciona SA	511	110,815
Acerinox SA (a)	3,132	79,795
ACS Actividades SA (a)	4,352	264,536
Aguas de Barcelona SA * (a)	9	314
Aguas de Barcelona SA-Class A (a)	922	32,862
Altadis SA, Series A (a)	4,507	289,750
Antena 3 de Television SA (a)	1,184	26,507
Banco Bilbao Vizcaya Argentaria SA (a)	62,056	1,525,425
Banco Popular Espanol SA (a)	14,791	305,426
Banco Santander Central Hispano SA	103,774	1,854,200
Cintra Concesiones de Infraestructuras de
Transporte SA (a)	3,754	70,389
Corporacion Mapfre SA (a)	9,335	47,941
Ebro Puleva SA (a)	1,640	38,756
Endesa SA	12,493	676,346

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Fomento de Construcciones SA	777	$79,963
Gamesa Corporacion Tecno SA (a)	3,171	114,928
Gas Natural SDG SA (a)	3,100	145,730
Grupo Ferrovial SA (a)	1,143	115,795
Iberdrola SA (a)	13,262	627,699
Iberia Lineas Aereas de Espana SA	9,266	49,445
Indra Sistemas SA (a)	2,207	55,698
Industria de Diseno Textil SA	3,847	239,396
NH Hoteles SA * (a)	1,258	28,787
Promotora de Informaciones SA	1,108	24,747
Repsol SA (a)	13,727	463,369
Sacyr Vallehermoso SA (a)	1,643	92,157
Sogecable SA * (a)	718	29,825
Telefonica SA (a)	77,911	1,719,271
Union Fenosa SA (a)	1,755	94,754
Zeltia SA * (a)	2,496	22,699

		9,357,495
Sweden - 2.01%
Alfa Laval AB (a)	1,717	88,985
Assa Abloy AB, Series B (a)	5,501	126,402
Atlas Copco AB, Series A (a)	5,989	198,920
Atlas Copco AB, Series B (a)	3,720	118,498
Axfood AB (a)	512	20,231
Billerud Aktibolag AB (a)	793	11,892
Boliden AB (a)	5,000	110,237
Castellum AB (a)	2,752	39,793
D. Carnegie & Company AB (a)	1,027	21,356
Electrolux AB - Series B	4,871	123,432
Elekta AB, Series B (a)	1,514	27,256
Eniro AB (a)	2,866	36,210
Ericsson LM, Series B (a)	264,750	974,105
Fabege AB (a)	1,452	36,482
Getinge AB, Series B	3,331	75,824
Hennes & Mauritz AB, Series B (a)	8,468	487,353
Hoganas AG, B Shares (a)	447	11,327
Holmen AB, Series B (a)	929	38,238
Husqvarna AB, B Shares * (a)	4,740	78,209
Kungsleden AB	2,509	45,080
Lundin Petroleum AB, Series A * (a)	4,006	47,459
Modern Times Group AB, Series B * (a)	901	52,693
Nobel Biocare AG *	53	3,392
Nobia AB (a)	900	36,851
Nordea Bank AB (a)	37,198	593,788
OMX AB (a)	1,175	24,434
Oriflame Cosmetics AB	684	26,342
Sandvik AB (a)	18,056	320,538
SAS AB * (a)	1,346	24,714
Scania AB, Series B (a)	1,787	140,198
Securitas AB, B Shares (a)	5,501	83,874
Securitas Direct AB, B Shares *	5,101	14,167
Securitas Systems AB, B Shares *	5,101	17,746

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, Series A (a)	8,133	$260,235
Skanska AB, Series B * (a)	6,841	152,295
SKF AB, Series B (a)	7,348	152,799
Ssab Svenskt Stal AB, Series A (a)	2,702	83,362
Ssab Svenskt Stal AB, Series B	1,246	35,766
Svenska Cellulosa AB, Series B (a)	3,408	182,477
Svenska Handelsbanken AB, Series A (a)	8,961	266,202
Swedish Match AB (a)	5,347	95,496
Tele2 AB, Series B (a)	5,583	91,519
Telelogic AB * (a)	3,000	5,691
Teliasonera AB (a)	35,557	306,704
Trelleborg AB, Series B (a)	1,246	32,377
Volvo AB, Series A (a)	1,722	148,164
Volvo AB, Series B (a)	3,896	327,969
Wihlborgs Fastigheter AB	738	15,848

		6,212,930
Switzerland - 5.37%
ABB, Ltd.	37,870	649,593
Adecco SA	2,476	157,532
Ciba Specialty Chemicals AG (a)	1,228	81,067
Clariant AG *	4,092	70,360
Compagnie Financiere
Richemont AG, Series A (a)	9,546	534,925
Credit Suisse Group AG	21,233	1,526,899
Geberit AG	69	106,408
Givaudan AG (a)	107	99,182
Holcim, Ltd.	3,720	373,350
Kudelski SA (a)	577	20,366
Kuehne & Nagel International AG	1,026	84,569
Kuoni Reisen Holding AG, Series B *	46	27,655
Logitech International SA *	3,262	90,790
Lonza Group AG (a)	724	69,737
Micronas Semiconductor Holding AG * (a)	365	7,570
Nestle SA	7,370	2,876,342
Nobel Biocare Holding AG, Series BR	443	161,841
Novartis AG (a)	42,831	2,461,917
Phonak Holding AG	873	66,954
PSP Swiss Property AG *	809	49,370
Rieter Holdings AG	84	41,945
Roche Holdings AG	12,925	2,291,667
Schindler Holding AG	987	60,233
SIG Holding AG *	127	45,454
Societe Generale de Surveillance Holdings AG (a)	79	94,532
Straumann Holding AG	148	42,535
Sulzer AG	66	92,909
Swatch Group AG, BR shares	607	160,810
Swatch Group AG	1,005	53,830
Swiss Re	6,161	563,971
Swisscom AG	370	134,028
Syngenta AG * (a)	1,929	369,860
Synthes AG	834	103,167
UBS AG	36,795	2,190,829

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Unaxis Holding AG *	119	$72,425
Zurich Financial Services AG	2,641	763,921

		16,598,543
Taiwan - 1.72%
Accton Technology Corp. *	8,000	5,222
Acer Sertek, Inc.	39,000	74,841
Advanced Semiconductor Engineering, Inc. *	57,000	67,611
Advantech Company, Ltd.	4,000	12,814
Asia Cement Corp.	25,000	24,176
Asia Optical Company, Inc.	3,000	13,327
Asustek Computer, Inc.	45,000	106,074
AU Optronics, Corp.	106,000	151,520
BenQ Corp. *	39,000	15,558
Catcher Technology Company, Ltd.	5,000	39,287
Cathay Financial Holdings Company, Ltd.	97,000	201,387
Cathay Real Estate Development Company,
Ltd. *	14,000	8,229
Chang Hwa Commercial Bank *	69,000	41,600
Cheng Shin Rubber Industry Company, Ltd.	9,000	8,404
Cheng Uei Precision Industry Company, Ltd.	4,000	13,901
Chi Mei Optoelectronics Corp.	62,000	64,642
China Airlines *	18,000	8,024
China Development Financial Holdings Corp.	152,000	67,755
China Motor Company	8,000	7,035
China Steel Corp.	145,000	163,448
Chinatrust Finance Holding Company, Ltd.	106,000	82,807
Chunghwa Picture Tubes, Ltd. *	103,000	19,704
Chunghwa Telecom Company, Ltd.	84,000	162,720
CMC Magnetics Corp. *	52,000	15,793
Compal Communications, Inc.	3,000	9,882
Compal Electronics, Inc.	59,000	49,924
Compeq Manufactuing Company, Ltd. *	14,000	6,219
Delta Electronics, Inc.	25,000	80,840
D-Link Corp.	10,000	17,558
E.Sun Financial Holding Company, Ltd.	53,000	31,794
Eternal Chemical Company, Ltd.	9,000	15,177
EVA Airways Corp.	19,000	7,694
Evergreen Marine Corp.	15,000	9,565
Far Eastern Textile, Ltd.	45,000	38,758
First Financial Holding Company, Ltd.	75,000	52,584
Formosa Chemicals & Fibre Corp.	49,000	94,031
Formosa Petrochemical Corp.	33,000	72,303
Formosa Plastic Corp.	71,000	134,748
Formosa Taffeta Company, Ltd.	11,000	9,491
Foxconn Technology Company, Ltd.	6,000	68,087
Fu Sheng Industrial Company, Ltd.	9,000	8,758
Fubon Group Company, Ltd.	62,000	55,836
Fuhwa Financial Holdings Company, Ltd. *	90,060	43,547
Giant Manufacturing Company, Ltd.	3,000	4,651
Gigabyte Technology Company, Ltd.	9,000	6,269
HannStar Display Corp. *	96,000	14,999
High Tech Computer Corp.	5,000	77,063

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Hon Hai Precision Industry Company, Ltd.	71,347	$478,665
Hua Nan Financial Holdings Company, Ltd.	61,000	45,718
InnoLux Display Corp. *	28,000	66,171
Inventec Appliances Corp.	3,000	7,316
Inventec Company, Ltd.	26,000	20,743
Kinpo Electronics, Inc.	16,000	6,044
Largan Precision Company, Ltd.	2,000	29,102
Lite-On Technology Corp.	41,000	52,969
Macronix International Company, Ltd. *	52,000	21,529
MediaTek, Inc.	14,000	160,774
Mega Financial Holding Company, Ltd.	153,000	99,873
Micro-Star International Company, Ltd.	11,000	7,646
Mitac International	17,000	18,880
Nan Ya Plastics Corp.	87,000	163,010
Nan Ya Printed Circuit Board Corp.	3,000	19,855
Nien Made Enterprises Company, Ltd.	4,000	3,735
Novatek Microelectronics Corp., Ltd.	8,000	34,572
Optimax Technology Corp. *	6,000	2,856
Oriental Union Chemical Corp.	8,000	5,778
Phoenix Precision Technology Corp.	11,000	12,732
Phoenixtec Power Company, Ltd.	5,000	4,714
Polaris Securities Company, Ltd. *	32,475	14,378
Pou Chen Corp.	31,000	33,164
Powerchip Semiconductor Corp.	107,000	64,025
President Chain Store Corp.	9,000	22,031
Quanta Computer, Inc.	30,000	45,784
Realtek Semiconductor Corp.	13,000	28,562
Ritek Corp. *	33,000	7,819
Shin Kong Financial Holding Company, Ltd.	49,000	43,462
Siliconware Precision Industries Company	43,000	80,568
SinoPac Holdings Company, Ltd.	96,000	44,098
Synnex Technology International Corp.	14,000	17,347
Taishin Financial Holdings Company, Ltd. *	86,000	44,183
Taiwan Cellular Corp.	44,000	47,138
Taiwan Cement Corp.	48,000	40,471
Taiwan Fertilizer Company, Ltd.	12,000	19,946
Taiwan Glass Industrial Corp.	10,000	8,235
Taiwan Secom Company, Ltd.	4,000	6,395
Taiwan Semiconductor
Manufacturing Company, Ltd.	363,000	744,869
Tatung Company, Ltd. *	60,000	25,385
Teco Electric & Machinery Company, Ltd.	32,000	16,247
U-Ming Marine Transport Corp.	9,000	14,959
Uni-President Enterprises Corp.	47,000	45,026
United Microelectronics Corp.	301,000	173,741
Via Technologies Inc. *	19,000	20,154
Walsin Lihwa Corp. *	46,000	23,563
Wan Hai Lines, Ltd.	16,000	10,686
Waterland Financial Holdings	22,000	6,748
Winbond Electronics Corp. *	60,000	21,306
Wintek Corp.	17,000	14,462
Ya Hsin Industrial Company, Ltd.	14,000	9,689

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Yageo Corp. *	45,000	$18,359
Yang Ming Marine Transport Corp.	17,000	11,714
Yieh Phui Enterprise Company, Ltd.	14,000	5,627
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	18,000	7,235
Yulon Motor Company, Ltd.	14,000	15,739
Zyxel Communications Corp.	6,000	9,955

		5,311,409
Thailand - 0.21%
Advanced Info Service PLC	16,300	33,759
Airports of Thailand PCL	8,000	14,343
Aromatics Thailand PCL	3,100	4,121
Bangkok Bank PCL, NVDR	2,200	7,345
Bangkok Bank PCL	4,400	14,689
Bangkok Bank PCL	13,900	48,553
Bangkok Expressway PCL	4,000	2,856
Banpu PCL, Reg.	2,700	16,859
BEC World PCL	13,900	9,367
C.P. Seven Eleven PCL	41,305	7,661
Central Pattana PCL	12,400	9,084
Charoen Pokphand Foods PCL	45,700	6,583
Delta Electronics Thailand PCL	4,200	1,987
Electricity Generating PCL	3,500	10,927
Glow Energy PCL	9,700	9,595
Hana Microelectronics PCL	8,600	6,978
IRPC PCL	149,200	27,672
Italian-Thai Development PCL	21,200	3,211
Kasikornbank PCL - Foreign Shares	17,300	35,830
Kasikornbank PCL, NVDR	4,300	8,640
Kasikornbank PCL	4,600	9,243
Kiatnakin Finance PCL	2,400	2,152
Kim Eng Securities Thailand PCL	3,000	1,465
Krung Thai Bank PCL	52,000	19,450
Land & Houses PCL, Foreign Shares	27,800	6,359
Land & Houses PCL, NVDR	30,300	6,229
Land & Houses PCL	19,700	4,050
National Finance PCL	10,300	4,489
Precious Shipping PCL	2,800	1,939
PTT Chemical PCL	5,118	12,340
PTT Exploration & Production PCL	21,300	59,258
PTT PCL	15,600	104,161
Ratchaburi Electricity Generating Holding PCL	6,900	9,705
Rayong Refinery PCL	26,200	12,958
Sahaviriya Steel Industries PCL	60,400	2,035
Siam Cement PCL, Foreign Shares	4,500	33,385
Siam Cement PCL, NVDR	700	5,107
Siam Cement PCL	1,700	12,402
Siam City Cement PCL	900	7,456
Siam Commercial Bank PCL	15,900	33,176
Siam Makro PCL	1,000	2,550
Thai Airways International PCL	8,000	10,819

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Thai Union Frozen Products PCL - Foreign
Shares *	3,500	$2,434
Tisco Finance PLC	3,100	2,099
True Corp. PCL *	35,200	5,767

		651,088
Turkey - 0.25%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	667	4,172
Akbank AS	15,278	102,146
Akcansa Cimento AS *	869	5,435
Aksigorta AS	2,477	12,198
Alarko Holding AS	528	1,291
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,124	36,968
Arcelik AS	2,015	13,617
Aygaz AS *	716	1,987
Cimsa Cimento Sanayi ve Ticaret AS	485	3,487
Dogan Sirketler Grubu Holdings AS	10,506	17,523
Dogan Yayin Holding AS *	4,274	15,670
Dogus Otomotiv Servis ve Ticaret AS	600	2,739
Eregli Demir ve Celik Fabrikalari TAS	3,897	38,942
Ford Otomotiv Sanayi AS	1,415	12,411
HACI Omer Sabanci Holdings, AS	8,960	36,716
Hurriyet Gazetecilik AS	3,787	11,217
Ihlas Holding AS *	4,730	2,108
Is Gayrimenkul Yatirim Ortakligi AS	2,285	5,191
KOC Holdings AS *	5,062	22,926
Migros Turk TAS *	1,937	24,926
Petkim Petrokimya Holding AS *	1,258	6,421
Tofas Turk Otomobil Fabrik AS	2,534	9,655
Trakya Cam Sanayi AS	2,104	6,413
Tupras Turkiye Petrol Rafine AS	2,491	55,515
Turk Hava Yollari AS *	1,274	6,411
Turk Sise ve Cam Fabrikalari AS *	2,990	11,393
Turkcell Iletisim Hizmetleri AS	10,931	55,794
Turkiye Garanti Bankasi AS	18,769	84,332
Turkiye Is Bankasi AS	19,142	92,201
Turkiye Vakiflar Bankasi Tao - New Shares *	7,292	16,356
Turkiye Vakiflar Bankasi Tao	14,130	35,350
Ulker Gida Sanayi ve Ticaret AS	1,126	4,031
Vestel Elektronik Sanayi ve Tracaret AS *	1,652	4,204
Yapi ve Kredi Bankasi AS *	11,710	24,919

		784,665
United Kingdom - 17.69%
3i Group PLC	7,911	176,903
Aegis Group PLC	12,942	38,213
Aggreko PLC	4,224	42,239
AMEC PLC (a)	6,776	70,693
Amvescap PLC	13,667	150,656
Anglo American PLC	25,445	1,340,834
ARM Holdings PLC (a)	22,752	60,013
Arriva PLC	3,901	57,131

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca Group PLC	27,412	$1,475,243
Astro All Asia Networks PLC, GDR	9,300	12,642
Aviva PLC	45,612	672,040
BAE Systems PLC	58,126	526,323
Barclays PLC	116,853	1,658,439
Barratt Developments PLC	4,679	101,775
BBA Aviation PLC	8,537	47,221
Bellway PLC	2,160	67,604
Berkeley Group Holdings PLC *	1,418	43,990
BG Group PLC	60,612	874,555
BHP Billiton PLC	42,658	951,382
BICC PLC	8,024	75,341
Biffa PLC	5,898	39,938
Boots Group PLC	14,989	302,870
Bovis Homes Group PLC	2,181	49,457
BP PLC	347,295	3,773,653
Britannic Group PLC	12,196	148,965
British Airways PLC *	9,496	90,845
British American Tobacco PLC	27,511	860,507
British Land Company PLC	8,932	268,656
British Sky Broadcasting Group PLC	20,665	229,424
Brixton PLC	4,007	40,108
BT Group PLC	147,507	881,969
Bunzl PLC	5,987	84,735
Burberry Group PLC	8,185	105,210
Cadbury Schweppes PLC	37,758	484,597
Capita Group PLC	11,615	156,044
Carnival PLC	3,163	152,480
Carphone Warehouse (a)	7,329	39,926
Cattles PLC	6,103	49,195
Centrica PLC	66,012	502,223
Charter PLC *	3,022	52,794
Close Brothers Group PLC	2,609	52,024
Cobham PLC	19,629	81,141
Collins Stewart PLC *	3,792	18,997
Compass Group PLC	38,424	257,161
Cookson Group PLC	3,509	42,929
Corus Group PLC	15,268	182,430
CSR PLC * (a)	2,219	28,436
Daily Mail and General Trust PLC	5,636	90,085
Davis Service Group PLC	2,703	30,993
De La Rue PLC	2,698	37,973
Diageo PLC	48,778	988,495
Dixons Group PLC	30,553	102,241
Electrocomponents PLC	6,970	39,720
EMAP PLC	3,933	58,568
EMI Group PLC	13,151	58,893
Enterprise Inns PLC	11,130	146,461
First Choice Holidays PLC	9,249	52,343
FirstGroup PLC	7,094	92,792
FKI PLC	9,996	22,874

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Friends Provident Ethical Investment
Trust PLC	30,339	$114,962
Galiform PLC *	10,535	32,299
Gallaher Group PLC	11,833	263,906
George Wimpey PLC	6,969	87,179
GKN PLC	12,415	93,232
GlaxoSmithKline PLC	102,821	2,827,500
Great Portland Estates PLC	3,310	50,561
Group 4 Securicor PLC	20,368	80,588
Hammerson PLC	5,138	175,274
Hanson PLC	12,914	207,813
Hays PLC	26,991	83,282
HBOS PLC	67,567	1,392,533
HMV Group PLC (a)	8,017	17,438
Home Retail Group	15,749	137,645
HSBC Holdings PLC	206,596	3,617,364
ICAP PLC	8,463	88,376
IMI PLC	6,290	71,813
Imperial Chemical Industries PLC	21,643	213,016
Imperial Tobacco Group PLC	11,888	532,371
Inchcape PLC	7,516	84,405
Intercontinental Hotels Group PLC	6,633	163,992
International Power PLC	26,960	210,420
Intertek Group PLC	3,224	57,529
Invensys PLC *	14,966	85,581
Investec PLC	5,820	75,383
ITV PLC	70,196	150,613
J Sainsbury PLC	26,567	287,365
Johnson Matthey PLC	3,936	122,106
Kesa Electricals PLC	9,870	65,863
Kingfisher PLC	40,198	220,173
Ladbrokes PLC	10,356	82,051
Land Securities Group PLC	8,519	358,861
Legal & General Group PLC	118,612	371,236
Liberty International PLC	4,993	122,561
Lloyds TSB Group PLC	101,287	1,116,519
Logicacmg PLC	26,408	92,529
London Stock Exchange Group PLC	3,199	78,839
Man Group PLC	32,521	355,289
Marks & Spencer Group PLC	30,497	406,115
Meggitt PLC	12,623	74,170
Michael Page International PLC	6,154	64,870
Misys PLC	7,500	35,248
National Express Group PLC	2,707	67,247
National Grid PLC, ADR	48,834	766,615
Next Group PLC	3,852	170,530
Old Mutual PLC	89,789	290,039
Pearson PLC	14,526	249,337
Persimmon PLC	4,950	136,998
Premier Farnell PLC	8,062	32,414
Provident Financial PLC	4,869	77,058
Prudential PLC	43,953	620,776

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Punch Taverns PLC	4,545	$ 111,564
Rank Group PLC	6,571	26,421
Reckitt Benckiser PLC	10,949	570,281
Reed Elsevier PLC	21,626	258,611
Rentokil Initial PLC	34,040	109,220
Reuters Group PLC	22,249	204,090
Rexam PLC	10,512	113,808
Rio Tinto PLC	18,232	1,041,492
Rolls Royce Group *	1,806,133	3,644
Rolls-Royce Group PLC *	32,301	314,258
Royal Bank of Scotland Group PLC	56,482	2,205,850
Royal Dutch Shell PLC, A Shares (a)	66,198	2,203,499
Royal Dutch Shell PLC, B Shares	49,540	1,649,012
SAB Miller PLC	16,366	359,204
Schroders PLC	2,199	54,887
Scottish & Newcastle PLC	13,502	159,867
Scottish & Southern Energy PLC	15,519	470,750
Scottish Power PLC (a)	26,884	423,358
Serco Group PLC	9,059	82,028
Severn Trent PLC	3,890	109,805
Signet Group PLC	32,190	79,522
Slough Estates PLC	8,655	133,570
Smith & Nephew PLC	17,280	219,736
Smiths Group PLC	9,686	196,003
SSL International PLC	3,394	26,740
Stagecoach Group PLC	16,003	56,702
Standard Life PLC	35,985	223,838
Tate & Lyle PLC	8,822	99,853
Taylor Woodrow PLC	10,322	99,458
Tesco PLC	143,052	1,250,967
The Sage Group PLC	23,813	121,054
Tomkins PLC	16,963	89,153
Travis Perkins PLC	1,960	77,626
Trinity Mirror PLC	5,530	57,911
Tullett Prebon PLC *	3,792	36,053
Unilever PLC	22,170	668,136
United Business Media PLC	4,490	70,088
United Utilities PLC	15,782	234,704
Vodafone Group PLC	942,161	2,512,978
Whitbread PLC *	3,652	135,652
William Hill PLC	6,607	82,715
Wolseley PLC	11,311	265,178
WPP Group PLC	20,336	308,234
Xstrata PLC	11,038	567,529
Yell Group PLC	13,129	154,546
Yorkshire Water PLC	5,991	110,618

		54,671,486
United States - 0.00%
Southern Copper Corp.	130	9,316

TOTAL COMMON STOCKS (Cost $231,800,784)		$ 297,232,048

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 1.05%
Brazil - 0.77%
Aracruz Celulose SA	5,100	$ 26,478
Banco Bradesco SA	12,608	257,181
Banco Itau Holding Financeira SA	9,500	331,739
Brasil Telecom Participacoes SA *	2,500,000	22,462
Braskem SA, A Shares	1,000	7,387
Centrais Eletricas Brasileiras SA	1,200,000	26,110
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	300,000	8,742
Cia de Bebidas das Americas, ADR	1,444	79,362
Cia de Bebidas das Americas	220,000	121,271
Cia de Gas de Sao Paulo	30,000	5,930
Cia de Tecidos do Norte de Minas - Coteminas	80,000	11,967
Cia Energetica de Sao Paulo *	2,520,769	34,280
Cia Energetica Minas Gerais	1,000,000	49,053
Cia Paranaense de Energia *	1,700,000	19,815
Cia Vale do Rio Doce	12,934	404,541
Duratex SA *	1,200	23,691
Eletropaulo Metropolitana de Sao Paulo SA *	399,544	18,629
Gerdau SA	4,000	73,356
Gol Linhas Aereas Inteligentes SA	900	27,450
Klabin SA, ADR	11,000	30,452
Lojas Americanas SA	500,000	31,569
NET Servicos de Comunicacao SA *	2,271	30,751
Petroleo Brasileiro SA	19,300	432,492
Sadia SA, ADR *	7,000	26,688
Tam SA	1,211	32,166
Tele Norte Leste Participacoes SA	3,500	48,531
Telemig Celular Participacoes SA	4,700,000	8,880
Telesp Celular Participacoes SA	8,800	30,601
Tim Participacoes SA	11,129,758	36,216
Usinas Siderurgicas de Minas Gerais SA	1,500	72,691
Votorantim Celulose e Papel SA *	1,300	23,853
Weg SA	2,800	21,078

		2,375,412
Germany - 0.15%
Porsche AG,	144	220,266
RWE AG	678	67,417
Volkswagen AG	1,897	195,429

		483,112
Italy - 0.02%
Unipol SpA	15,577	56,977
Russia - 0.03%
Surgutneftegaz SADR	1,251	100,706
South Korea - 0.08%
Hyundai Motor Company	710	27,846
LG Electronics, Inc.	340	12,540
Samsung Electronics Company, Ltd.	420	197,534

		237,920

TOTAL PREFERRED STOCKS (Cost $2,501,802)		$3,254,127

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date 10/07/2009, strike
price IDR 400.00) *	16,560	$345

TOTAL WARRANTS (Cost $157)		$345

RIGHTS - 0.00%
Australia - 0.00%
Suncorp-Metway (Expiration Date
04/05/2007, strike price AUD 15.50) *	1,285	5,519
Hong Kong - 0.00%
Citic Holdings, Ltd. (Expiration Date
04/03/2007, strike price HKD 2.58) *	1,050	350
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, strike price JPY 1.00) *	4,466	2,274
Sweden - 0.00%
Fabege AB (Expiration Date 04/27/2007,
strike price SEK 5.38) *	1,452	1,119
Thailand - 0.00%
True Corp. PCL (Expiration Date 03/31/2008,
strike price THB 0.5004) *	12,595	0
United Kingdom - 0.00%
Meggitt PLC (Expiration Date 04/18/2007,
strike price GBP 200.00) *	4,312	8,424

TOTAL RIGHTS (Cost $350)	$ 17,686

SHORT TERM INVESTMENTS - 21.40%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class	$7,230,678	7,230,678
Federated Prime Obligations Fund	3,566	$3,566
5.21% due 01/01/2050	100	100
State Street Navigator Securities Lending
Prime Portfolio (c)	58,905,269	58,905,269

TOTAL SHORT TERM INVESTMENTS
(Cost $66,139,614)	$ 66,139,614

Total Investments (International Equity Index Trust A)
(Cost $300,442,707) - 118.61%		$366,643,820
Liabilities in Excess of Other Assets - (18.61)%		(57,531,443)

TOTAL NET ASSETS - 100.00%		$309,112,377

The portfolio had the following five top industry concentrations as of March 31, 2007 (as a percentage of total net assets):

Banking	13.67%
Telecommunications Equipment & Services	5.93%
Insurance	5.19%
International Oil	4.86%
Financial Services	4.78%

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.12%
Argentina - 0.02%
Petrobras Energia Participaciones SA, ADR,
B Shares *	2,864	$ 29,785
Telecom Argentina SA, ADR, B Shares *	2,458	52,454

		82,239
Australia - 4.66%
ABC Learning Centres, Ltd.	9,310	54,926
AGL Energy, Ltd.	12,153	158,861
Alinta, Ltd.	13,644	160,552
Alumina, Ltd.	31,588	187,128
Amcor, Ltd.	24,575	150,364
AMP, Ltd.	49,630	417,887
Ansell, Ltd.	3,363	31,614
APN News & Media, Ltd.	6,583	31,369
Aristocrat Leisure, Ltd.	9,671	128,533
Australia and New Zealand
Banking Group, Ltd.	49,215	1,184,549
Australian Stock Exchange, Ltd.	4,627	164,988
Axa Asia Pacific Holdings, Ltd.	22,967	134,382
Babcock & Brown, Ltd.	6,194	137,889
BHP Billiton, Ltd.	94,249	2,282,979
Billabong International, Ltd.	3,693	49,980
Bluescope Steel, Ltd.	18,672	158,884
Boral, Ltd.	15,881	106,048
Brambles, Ltd., GDR *	17,560	191,841
Brambles, Ltd. *	23,611	260,418
Caltex Australia, Ltd.	3,617	69,939
Centro Properties Group, Ltd.	23,579	166,434
CFS Gandel Retail Trust	39,075	70,299
CFS Retail Property Trust	49	88
Challenger Financial Services Group, Ltd.	11,153	43,113
Coca-Cola Amatil, Ltd.	14,084	100,437
Cochlear, Ltd.	1,647	86,384
Coles Myer, Ltd.	29,910	393,885
Commonwealth Bank of Australia, Ltd.	35,561	1,448,415
Commonwealth Property Office Fund, Ltd.	36,259	40,256
Computershare, Ltd.	12,348	108,574
CSL, Ltd.	4,885	326,087
CSR, Ltd.	22,728	62,808
DB RREEF Trust	74,418	104,032
Downer EDI, Ltd.	7,870	43,497
Foster's Group, Ltd.	54,687	303,582
Futuris Corp., Ltd. (a)	17,441	30,530
General Property Trust, Ltd.	52,304	209,392
Goodman Fielder, Ltd.	30,583	60,474
Harvey Norman Holding, Ltd.	15,294	58,501
Iluka Resources, Ltd.	6,381	30,458
ING Industrial Fund (a)	21,519	41,156
Investa Property Group, Ltd. (a)	39,882	78,538
James Hardie Industries, Ltd.	12,176	82,492
John Fairfax Holdings, Ltd.	26,204	105,754
Leighton Holdings, Ltd.	4,240	115,178
Lend Lease Corp.	9,816	159,018

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Lion Nathan, Ltd.	7,021	$50,298
Macquarie Airports, Ltd.	16,418	53,088
Macquarie Bank, Ltd.	6,625	444,276
Macquarie Communications
Infrastructure Group, Ltd. (a)	9,552	50,626
Macquarie Goodman Group, Ltd.	37,052	209,888
Macquarie Infrastructure Group, Ltd.	73,654	229,206
Macquarie Office Trust	51,518	63,252
Mayne Nickless, Ltd.	17,596	51,764
Mirvac Group, Ltd.	27,874	118,367
Multiplex Group, Ltd.	14,875	53,884
National Australia Bank, Ltd.	43,976	1,439,781
Newcrest Mining, Ltd.	9,060	174,671
NRMA Insurance Group, Ltd.	46,276	219,762
OneSteel, Ltd.	15,619	65,313
Orica, Ltd.	8,648	177,661
Origin Energy, Ltd.	23,668	172,819
Pacific Brands, Ltd.	10,942	27,224
Paladin Resources, Ltd. *	12,489	98,478
PaperlinX, Ltd.	10,690	36,126
Perpetual Trust of Australia, Ltd.	1,066	67,038
Publishing & Broadcasting, Ltd.	3,647	58,667
Qantas Airways, Ltd., ADR	27,623	117,525
QBE Insurance Group, Ltd.	23,018	588,341
Rinker Group, Ltd.	24,425	357,282
Rio Tinto, Ltd. (a)	7,577	483,925
Santos, Ltd.	15,601	128,324
Sonic Healthcare, Ltd.	6,922	82,741
Stockland - New Shares *	59	390
Stockland Company, Ltd. (a)	39,123	258,398
Suncorp-Metway, Ltd.	19,447	327,805
Sydney Roads Group	20,724	22,673
TABCORP Holdings, Ltd.	14,689	196,296
Tattersall's, Ltd.	30,170	125,916
Telstra Corp., Ltd. - Ins Recp	36,320	94,482
Telstra Corp., Ltd.	77,558	292,895
Toll Holdings, Ltd.	14,357	238,516
Transurban Group, Ltd. * (a)	21,430	134,767
Wesfarmers, Ltd.	10,308	315,352
Westfield Group - New Shares *	898	14,780
Westfield Group	40,501	675,149
Westpac Banking Corp., Ltd.	49,363	1,054,099
Woodside Petroleum, Ltd.	12,666	405,331
Woolworths, Ltd.	32,632	719,039
WorleyParsons, Ltd.	4,562	102,741
Zinifex, Ltd.	13,316	170,286

		21,101,755
Austria - 0.51%
Andritz AG	271	68,062
BetandWin.com Interactive
Entertainment AG * (a)	599	28,199
Bohler Uddeholm AG	1,208	116,322

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Erste Bank der Oesterreichischen
Sparkassen AG (a)	4,853	$ 378,391
Flughafen Wien AG	217	21,276
Immoeast Immobilien Anlagen AG *	7,632	114,319
Immofinanz Immobilien Anlage AG *	12,173	195,362
Mayr-Melnhof Karton AG	86	19,210
Meinl European Land, Ltd. *	7,307	203,461
Oesterreichische Elektrizitaets AG, Class A (a)	2,280	102,333
OMV AG	4,488	283,006
Raiffeisen International Bank Holding AG (a)	1,008	142,063
RHI AG *	619	30,606
Telekom Austria AG	10,340	258,735
Voestalpine AG	2,348	170,514
Wiener Staedtische Allgemeine
Versicherung AG (a)	889	63,133
Wienerberger Baustoffindustrie AG	1,867	116,731

		2,311,723
Belgium - 1.01%
Agfa Gevaert NV	2,604	58,821
Barco NV	324	29,960
Bekaert SA	319	43,418
Belgacom SA (a)	4,325	192,327
Cofinimmo SA	161	33,569
Colruyt SA	428	98,059
Compagnie Maritime Belge SA (a)	512	34,032
Delhaize Group (a)	2,036	187,366
Dexia	15,191	453,870
Euronav NV (a)	369	12,431
Fortis Group SA	30,938	1,414,663
Groupe Bruxelles Lambert SA	1,953	228,780
Interbrew	4,859	351,240
KBC Bancassurance Holding NV	4,848	603,699
Mobistar SA	764	64,678
Omega Pharma SA	565	43,570
SA D'Ieteren Trading NV	76	31,509
Solvay SA	1,685	259,245
Suez SA (a)	2,930	154,706
UCB SA	2,995	174,520
Union Miniere SA	651	115,883

		4,586,346
Bermuda - 0.23%
Brilliance China Automotive Holdings, Ltd. *	76,291	18,551
Central European Media Enterprises, Ltd. *	720	64,564
Cheung Kong Infrastructure Holdings, Ltd.	10,772	37,497
Cosco Pacific, Ltd.	29,145	72,212
Credicorp, Ltd., ADR	90	4,386
Esprit Holdings, Ltd.	26,515	309,813
Frontline, Ltd. (a)	1,492	53,019
Giordano International, Ltd.	34,611	16,832
Johnson Electronic Holdings, Ltd.	36,525	24,260
Li & Fung, Ltd.	57,971	182,138

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bermuda (continued)
Noble Group, Ltd. (a)	24,000	$ 23,724
Orient Overseas International, Ltd.	5,562	51,678
SeaDrill, Ltd., GDR * (a)	5,264	86,602
Ship Finance International, Ltd.	64	1,752
Sinochem Hong Kong Holding, Ltd., GDR	48,000	26,538
Texwinca Holdings, Ltd.	13,067	8,796
TPV Technology, Ltd.	30,789	19,702
Yue Yuen Industrial Holdings, Ltd.	17,067	57,772

		1,059,836
Brazil - 0.90%
All America Latina Logistica SA	9,000	109,189
Aracruz Celulose SA, ADR	581	30,485
Banco Bradesco SA, ADR	5,028	203,332
Banco Nossa Caixa SA *	658	9,370
Brasil Telecom Participacoes SA, ADR	404	18,216
Brasil Telecom Participacoes SA *	1,700,000	34,264
Braskem SA, ADR (a)	1,584	23,269
Centrais Eletricas Brasileiras SA, ADR,
B Shares (a)	1,429	15,645
Centrais Eletricas Brasileiras SA, ADR	2,381	26,708
Centrais Eletricas Brasileiras SA	1,900,000	42,356
Cia Brasileira De Distribuicao Grupo Pao de
Acucar, ADR	314	9,071
Cia de Concessoes Rodoviarias, ADR	3,900	52,032
Cia de Saneamento Basico do Estado
de Sao Paulo *	390,000	52,373
Cia Energetica De Minas Gerais, ADR	1,291	62,807
Cia Vale do Rio Doce	10,400	385,391
Companhia Siderurgica Nacional SA, ADR (a)	1,531	65,588
Companhia Siderurgica Nacional SA	1,800	77,674
Companhia Vale Do Rio Doce, ADR,
Class A Shares	10,634	332,632
Companhia Vale Do Rio Doce, ADR	7,617	281,753
Cosan SA Industria e Comercio *	1,300	23,550
Cyrela Brazil Realty SA	5,000	46,430
Diagnosticos da America SA *	1,100	24,308
EDP- Energias do Brasil SA *	1,100	16,134
Empresa Brasileira de Aeronautica SA *	8,000	91,268
Empresa Brasileira de Aeronautica SA, ADR	1,026	47,052
Gafisa SA	1,741	21,984
Gerdau SA, SADR	4,068	73,753
Gerdau SA	1,650	25,924
Lojas Renner SA	3,000	38,902
Natura Cosmeticos SA	3,000	33,803
Perdigao SA	1,960	26,273
Petroleo Brasileiro SA, SADR *	4,910	438,708
Petroleo Brasileiro SA	16,300	409,598
Petroleo Brasileiro SA	3,658	364,008
Souza Cruz SA	2,200	44,342
Submarino SA *	2,671	90,028
Tele Norte Leste Participacoes SA, ADR (a)	2,994	41,437
Tele Norte Leste Participacoes SA	1,800	52,190

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Tractebel Energia SA	3,600	$31,472
Unibanco - Uniao de Bancos Brasileiros SA *	17,200	151,951
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,124	98,305
Usinas Siderurgicas de Minas Gerais SA,
ADR * (a)	1,081	52,719
Vivo Participacoes SA, ADR * (a)	1,291	4,531
Votorantim Celulose e Papel SA, SADR *	858	15,701

		4,096,526
Canada - 5.66%
Aber Diamond Corp.	1,436	53,621
Abitibi-Consolidated, Inc.	8,019	22,397
ACE Aviation Holdings, Inc. *	2,200	58,125
Aeroplan Income Fund, ADR *	391	6,597
Agnico-Eagle Mines, Ltd.	3,213	113,789
Agrium, Inc.	3,661	140,832
Alcan Aluminum, Ltd.	9,919	517,760
Algoma Steel, Inc. *	900	40,796
Alimentation Couche Tard, Inc., ADR	3,800	79,566
Angiotech Pharmaceuticals, Inc. *	2,454	13,261
ARC Energy Trust, ADR	2,700	49,766
Astral Media, Inc.	1,200	41,842
Bank Nova Scotia Halifax	26,548	1,224,814
Bank of Montreal	13,509	816,938
Barrick Gold Corp.	23,330	666,571
BCE, Inc.	6,873	194,643
Biovail Corp.	3,750	82,130
Bombardier, Inc. *	38,538	155,770
Brookfield Asset Management, Inc.	9,201	481,558
Brookfield Properties Corp.	3,823	155,686
CAE, Inc.	7,016	79,173
Cameco Corp.	9,466	388,361
Canadian Imperial Bank of Commerce	9,030	784,730
Canadian National Railway Company	13,998	618,248
Canadian Natural Resources, Ltd.	14,022	775,351
Canadian Oil Sands Trust, ADR	6,000	147,073
Canadian Pacific Railway, Ltd.	4,074	229,514
Canadian Tire Corp., Ltd.	2,054	133,156
Canetic Resources Trust	5,400	69,977
Canfor Corp. *	1,800	16,472
Celestica, Inc. *	5,692	34,807
CGI Group, Inc. *	6,676	57,790
CI Financial Income Fund	1,533	36,699
Cognos, Inc. *	2,513	98,959
Cott Corp. *	2,231	29,646
Duvernay Oil Corp, ADR *	1,000	33,568
Eldorado Gold Corp. *	8,200	48,009
Enbridge, Inc.	9,376	306,271
EnCana Corp.	21,664	1,097,387
Enerplus Resources Fund	3,100	130,948
Ensign Energy Services, Inc., ADR	3,600	60,422
Fairfax Financial Holdings, Ltd.	459	103,513

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Finning International, Inc.	2,419	$ 111,749
First Calgary Petroleums, Ltd., ADR *	5,400	23,794
First Quantum Minerals, Ltd., ADR	1,800	120,062
Fording Canadian Coal Trust *	3,700	83,249
Fortis, Inc.	2,600	63,168
Four Seasons Hotels, Inc.	653	52,154
George Weston, Ltd.	1,536	94,499
Gildan Activewear, Inc. *	1,600	94,371
Goldcorp, Inc.	19,056	458,012
Great-West Lifeco, Inc.	7,076	213,587
Harvest Energy Trust	3,400	84,255
Husky Energy, Inc.	3,426	239,692
IGM Financial, Inc.	3,196	135,447
Imperial Oil, Ltd.	8,903	330,513
Ipsco, Inc.	1,200	157,741
Ivanhoe Mines, Ltd. *	6,200	72,600
Jazz Air Income Fund, ADR *	482	3,405
Jean Coutu Group, Inc.	4,000	50,030
Kinross Gold Corp. *	15,990	221,079
Loblaw Companies, Ltd.	2,937	117,184
Lundin Mining Corp. *	5,900	65,760
Magna International, Inc.	2,943	221,114
Manulife Financial Corp. (c)	41,524	1,429,875
MDS, Inc.	3,901	73,933
Meridian Gold, Inc. *	2,773	70,906
Methanex Corp.	2,867	63,985
MI Developments, Inc., Class A	1,371	51,325
National Bank of Canada	4,368	236,718
Nexen, Inc.	6,982	428,283
Niko Resources, Ltd.	1,000	72,808
Nortel Networks Corp. *	11,643	279,436
Nova Chemicals Corp.	2,249	69,622
Novelis, Inc.	1,808	80,214
Onex Corp.	2,832	78,753
Open Text Corp. *	1,542	34,360
OPTI Canada, Inc. *	4,700	81,044
Pan American Silver Corp. *	1,700	50,356
Penn West Energy Trust	6,520	192,111
Petro-Canada	13,492	528,375
Potash Corp. of Saskatchewan, Inc.	2,737	437,056
Power Corp. Of Canada	9,017	290,790
Power Financial Corp.	6,522	220,511
Precision Drilling Trust, ADR	1,500	34,309
PrimeWest Energy Trust	2,000	39,414
Provident Energy Trust	5,300	57,464
QLT, Inc. *	1,223	9,526
Quebecor World, Inc.	1,719	21,679
Research In Motion, Ltd. *	4,400	601,093
Ritchie Bros. Auctioneers, Inc.	700	40,971
Rogers Communications, Inc., Class B	11,642	381,604
RONA, Inc. *	3,200	65,588
Royal Bank of Canada	34,376	1,714,477
International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Saputo, Inc.	1,300	$52,072
Shaw Communications, Inc.	4,451	164,389
Shoppers Drug Mart Corp.	5,156	228,753
SNC-Lavalin Group, Inc.	4,113	117,942
Sun Life Financial, Inc.	15,152	690,245
Suncor Energy, Inc.	12,202	929,782
Talisman Energy, Inc.	29,026	510,076
Teck Cominco, Ltd.	5,656	394,875
Telus Corp. - Non Voting Shares	4,244	212,108
Telus Corp.	1,500	76,633
Thomson Corp.	5,998	248,733
TransAlta Corp.	5,221	113,214
Trans-Canada Corp.	13,050	434,094
Trican Well Service, Ltd.	3,200	63,423
TSX Group, Inc.	1,624	69,375
UTS Energy Corp., ADR *	11,800	42,373
Western Oil Sands, Inc. *	3,900	115,353
Yamana Gold, Inc.	8,500	123,051
Yellow Pages Income Fund	6,500	76,789

		25,609,867
Cayman Islands - 0.09%
Agile Property Holdings, Ltd.	44,789	43,850
ASM Pacific Technology, Ltd.	4,414	26,042
Foxconn International Holdings, Ltd. *	53,000	162,789
Hutchison Telecommunications
International, Ltd. *	35,668	72,214
Kingboard Chemical Holdings, Ltd.	13,772	57,811
Shimao Property Holdings, Ltd., GDR *	18,500	36,698
Xinao Gas Holdings, Ltd., GDR	16,000	16,995

		416,399
Chile - 0.21%
Banco Santander Chile SA, ADR	2,714	135,347
Cia Cervecerias Unidas SA, ADR	460	14,453
Compania de Telecomunicaciones de Chile
SA, ADR (a)	7,854	73,199
Distribucion y Servicio D&S SA, ADR (a)	984	20,379
Embotelladora Andina SA, ADR, Series A	918	16,355
Embotelladora Andina SA, ADR, Series B	1,032	20,124
Empresa Nacional de Electricidad SA, ADR	6,553	263,038
Enersis SA, ADR	15,663	255,150
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	722	105,412
Vina Concha Y Toro SA, ADR (a)	908	30,091

		933,548
China - 0.99%
Air China, Ltd., Class H	63,934	44,266
Aluminum Corp. of China, Ltd.	87,220	89,857
Angang New Steel Company, Ltd. Class H	23,859	41,405
Bank of China, Ltd., H Shares *	614,100	305,722
Bank of Communications Company, Ltd.,
Class H	156,121	160,641

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Beijing Capital International Airport Company,
Ltd., Class H	30,789	$30,577
Beijing Datang Power Generation
Company , Ltd., Class H	38,432	36,544
BYD Company, Ltd., H Shares *	4,554	22,497
Chaoda Modern Agriculture Holdings, Ltd.	44,075	30,911
China Construction Bank	664,382	379,219
China Life Insurance Company, Ltd.	189,624	546,026
China Mengniu Dairy Company, Ltd.	23,502	67,223
China Overseas Land & Investment, Ltd.	91,079	114,580
China Petroleum & Chemical Corp., Class H	451,970	382,339
China Shipping Container Lines Company, Ltd.	57,112	22,220
China Shipping Development Company, Ltd.,
Class H	34,432	52,526
China Telecom Corp., Ltd.	379,604	186,066
China Travel International Investment
Hong Kong, Ltd.	70,291	32,834
COSCO Holdings	63,040	61,718
Dongfeng Motor Group Company, Ltd. *	81,220	44,280
Guangdong Investment, Ltd.	65,220	34,806
Guangshen Railway Company, Ltd., Class H	40,789	25,892
Guangzhou R&F Properties Company, Ltd. -
H Shares	27,600	61,319
Huadian Power International Corp., Ltd.,
Class H	42,789	15,388
Huaneng Power International, Inc., Class H	79,436	68,926
Hunan Non-Ferrous Metal Corp., Ltd *	38,000	25,143
Industrial & Commercial Bank of China *	781,400	438,011
Jiangsu Expressway, Ltd.	33,145	25,875
Jiangxi Copper Company, Ltd., Class H	37,075	44,838
Lenovo Group, Ltd.	91,436	33,467
Maanshan Iron & Steel Company, Ltd.,Class H	48,075	31,440
PetroChina Company, Ltd., Class H	510,261	604,702
PICC Property & Casualty Company, Ltd.,
Class H *	65,220	37,394
Shanghai Electric Group Company, Ltd.	74,864	34,971
Shanghai Forte Land Company	32,789	13,722
Shenzhen Expressway Company, Ltd.	23,859	14,992
Shui On Land, Ltd. *	48,000	39,929
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	61,934	32,339
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	18,075	5,390
Sinotrans, Ltd., H Shares	42,610	17,068
Solomon Systech International, Ltd.	43,838	6,901
Tsingtao Brewery Company, Ltd., Series H	10,930	18,380
Weichai Power Company, Ltd.	3,643	18,929
Yanzhou Coal Mining Company, Ltd., Class H	51,990	49,769
Zhejiang Expressway Company, Ltd., Class H	39,718	31,820
Zijin Mining Group, Ltd.	104,411	60,799
ZTE Corp., Class H	4,443	20,783

		4,464,444

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Colombia - 0.03%
BanColombia SA, ADR	4,595	$127,236
Czech Republic - 0.10%
CEZ AS	5,551	249,549
Komercni Banka AS	407	70,527
Philip Morris CR AS	18	8,161
Telefonica Czech Republic A.S.	3,019	78,666
Unipetrol AS *	1,942	21,872
Zentiva NV	613	42,360

		471,135
Denmark - 0.66%
A P Moller- Maersk A/S (a)	29	302,926
Bang & Olufsen A/S, B Series (a)	293	36,338
Carlsberg AS, B Shares (a)	848	92,385
Codan AS	350	33,105
Coloplast AS (a)	712	60,508
Dampskibsselskabet Torm AS	400	27,748
Danisco AS (a)	1,319	104,045
Danske Bank AS (a)	12,702	591,597
Det Ostasiatiske Kompagni A/S (a)	514	24,724
DSV AS (a)	537	94,260
FLS Industries AS, B Shares	1,083	73,474
GN Store Nord AS * (a)	5,534	78,466
H. Lundbeck AS	1,490	34,899
Jyske Bank *	1,485	119,671
NKT Holding A/S (a)	589	47,360
Novo Nordisk AS	6,355	580,563
Novozymes AS, B Shares	1,236	110,697
Sydbank AS	1,680	90,458
Topdanmark AS *	522	101,184
TrygVesta AS (a)	721	59,720
Vestas Wind Systems AS *	4,789	268,603
William Demant Holdings AS *	618	54,905

		2,987,636
Egypt - 0.12%
Alexandria Mineral Oils Company	452	6,078
Commercial International Bank	4,353	42,451
Credit Agricole Egypt	1,505	4,912
Eastern Tobacco	295	20,715
Egyptian Company for Mobile Services	919	25,402
Egyptian Financial & Industrial Company	137	1,825
Egyptian Financial Group-Hermes Holding *	4,582	30,325
Egyptian International Pharmaceutical
Industries Company	852	3,866
Egyptian Media Production City *	1,581	3,036
EL Ezz Aldekhela Steel Alexandria	72	13,020
El Ezz Steel Company *	791	6,946
El Watany Bank of Egypt *	1,576	11,836
Medinet Nasr Housing	168	4,482
Misr Beni Suef Cement Company	341	6,346
Olympic Group Financial Investments	947	8,662
Orascom Construction Industries	2,122	106,542

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Egypt (continued)
Orascom Hotels & Development *	2,269	$17,706
Orascom Telecom Holding SAE	2,600	180,294
Oriental Weavers	420	4,947
Sidi Kerir Petrochemicals Company	3,445	12,519
Telecom Egypt	8,967	25,297

		537,207
Finland - 1.19%
Amer Sport Oyj, Series A (a)	1,940	42,577
Cargotec Corp. Oyj, B Shares	1,048	63,366
Elisa Oyj, A Shares	4,053	117,570
Fortum Corp. Oyj (a)	11,724	342,288
KCI Konecranes Oyj	1,414	47,466
Kesko Oyj (a)	1,731	92,440
Kone Corp. Oyj	2,070	118,405
Metra Oyj, B Shares (a)	1,731	107,163
Metso Oyj	3,373	178,412
Neste Oil Oyj	3,419	117,972
Nokia AB Oyj	109,756	2,529,153
Nokian Renkaat Oyj (a)	2,760	75,670
OKO Bank - A (a)	2,400	40,957
Orion Oyj, Series B *	2,350	56,698
Outokumpu Oyj (a)	2,613	89,917
Rautaruukki Oyj	2,219	103,543
Sampo Oyj, A Shares (a)	11,460	348,221
SanomaWSOY Oyj (a)	1,740	51,684
Stora Enso Oyj, R Shares	15,653	272,146
TietoEnator Oyj (a)	1,924	56,095
UPM-Kymmene Oyj	14,116	360,018
Uponor Oyj	1,466	51,878
YIT Oyj (a)	3,416	117,869

		5,381,508
France - 7.49%
Accor SA	5,341	511,014
Air France KLM	3,314	151,358
Alcatel-Lucent	61,184	720,901
Alstom RGPT *	2,876	373,674
Atos Origin SA *	1,765	118,332
AXA Group SA	44,206	1,876,505
BNP Paribas SA	22,122	2,313,328
Bouygues SA	5,417	419,106
Business Objects SA *	2,657	96,832
Cap Gemini SA	3,693	281,475
Carrefour SA	15,875	1,162,410
Casino Guich-Perrachon SA	1,224	123,723
CNP Assurances SA	1,220	142,245
Compagnie de Saint-Gobain	8,367	818,775
Compagnie Generale des Etablissements
Michelin, Class B	3,709	410,078
Credit Agricole SA	17,158	669,827
Dassault Systemes SA	1,521	81,876
Essilor International SA	2,535	291,567

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
European Aeronautic Defence &
Space Company	8,707	$270,391
France Telecom SA	44,824	1,185,165
Gaz de France	5,115	237,650
Gecina SA	277	51,572
Groupe Danone SA	6,230	1,019,004
Hermes International SA	1,632	226,078
Imerys SA	845	78,542
Klepierre SA	455	88,138
Lafarge SA	3,889	612,124
Lagardere S.C.A.	3,214	247,760
L'Air Liquide SA	3,197	780,310
L'Oreal SA	7,629	833,894
LVMH Moet Hennessy SA	6,457	717,186
M6-Metropole Television	1,932	70,849
Neopost SA	851	121,780
PagesJaunes Groupe SA	3,352	73,252
Pernod-Ricard SA	2,340	475,123
Peugeot SA	4,045	285,420
Pinault-Printemps-Redoute SA	1,718	275,052
Publicis Groupe SA	3,597	173,952
Renault Regie Nationale SA	4,810	563,200
Safran SA	4,027	98,397
Sanofi-Aventis	26,895	2,341,608
Schneider Electric SA - New Shares *	351	43,187
Schneider Electric SA	5,969	758,619
Scor SA	984	26,610
SCOR	23,370	65,010
Societe BIC SA	665	46,559
Societe Des Autoroutes Paris-Rhin-Rhone	536	48,889
Societe Generale	9,653	1,670,158
Societe Television Francaise 1	2,805	94,010
Sodexho Alliance	2,529	185,383
STMicroelectronics NV	17,833	343,677
Suez SA Strip VVPR *	3,544	47
Suez SA	23,730	1,252,958
Technip SA	2,744	201,547
Thales SA	2,442	141,937
Thomson *	6,803	131,107
Total SA	57,583	4,039,256
Unibail	1,183	358,957
Valeo SA	1,744	102,417
Vallourec SA	1,045	267,749
Veolia Environnement SA	7,420	552,343
Vinci SA	5,464	847,823
Vivendi Universal SA	30,592	1,244,597
Zodiac SA	1,048	75,518

		33,887,831
Germany - 5.83%
Adidas-Salomon AG (a)	5,406	295,923
Allianz AG (a)	11,501	2,364,282
Altana AG (a)	1,853	120,490

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
BASF AG (a)	12,925	$1,456,856
Bayer AG (a)	19,217	1,229,528
Beiersdorf AG (a)	2,322	158,533
Bilfinger Berger AG	1,040	94,748
Celesio AG	2,314	145,577
Commerzbank AG	16,428	727,674
Continental AG (a)	3,434	444,383
DaimlerChrysler AG (a)	24,399	2,003,558
Deutsche Bank AG (a)	13,719	1,850,192
Deutsche Boerse AG	2,733	626,852
Deutsche Lufthansa AG (a)	6,094	165,692
Deutsche Post AG, GDR	2,057	62,073
Deutsche Post AG	18,729	567,592
Deutsche Postbank AG (a)	2,104	183,663
Deutsche Telekom AG (a)	74,966	1,241,214
Douglas Holding AG	950	55,840
E.ON AG (a)	16,577	2,256,472
Fresenius Medical Care AG	1,642	239,190
Heidelberger Druckmaschinen AG	1,430	65,598
Henkel KGaA (a)	1,556	230,304
Hochtief AG	1,078	109,426
Hypo Real Estate Holding AG (a)	3,576	228,319
Infineon Technologies AG *	19,367	301,752
IVG Immobilien AG (a)	2,383	114,255
KarstadtQuelle AG * (a)	1,714	63,268
Linde AG (a)	2,968	320,133
MAN AG (a)	3,366	392,097
Merck & Company AG	1,757	226,804
Metro AG	4,380	310,523
MLP AG (a)	1,803	45,237
Muenchener Rueckversicherungs-
Gesellschaft AG (a)	5,519	934,523
Premiere AG * (a)	1,835	40,002
ProSieben Sat.1 Media AG	2,198	77,694
Puma AG	309	113,113
Qiagen AG * (a)	3,855	65,580
Rheinmetall AG	1,015	94,208
RWE AG	11,769	1,246,440
Salzgitter AG	1,113	162,726
SAP AG (a)	23,475	1,047,667
Siemens AG	22,529	2,411,027
Solarworld AG (a)	840	65,304
Suedzucker AG	1,846	35,304
Thyssen Krupp AG	9,364	463,867
TUI AG (a)	5,923	146,626
Volkswagen AG (a)	4,564	686,688
Wincor Nixdorf AG	890	83,034

		26,371,851
Greece - 0.53%
Alpha Bank A.E.	10,508	333,066
Athens Stock Exchange SA (ASE) *	1,250	28,721
Bank of Piraeus SA	5,850	203,419

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Coca Cola Hellenic Bottling Company SA	2,950	$124,278
Cosmote Mobile Communications SA	2,730	81,858
EFG Eurobank Ergas SA	6,246	255,614
Folli-Follie SA	450	15,768
Greek Organization of Football Prognostics	6,070	233,149
Hellenic Petroleum SA	2,920	41,708
Hellenic Technodomiki Tev SA	3,220	47,371
Hellenic Telecommunications Organization SA *	8,650	236,923
Intracom SA *	2,330	12,464
Motor Oil Hellas Corinth Refineries SA	1,199	33,386
National Bank of Greece SA	10,304	547,089
Public Power Corp.	2,650	64,928
Techniki Olympiaki SA	2,170	4,556
Titan Cement Company SA	1,570	84,829
Viohalco SA	2,500	38,584

		2,387,711
Hong Kong - 1.71%
Anhui Conch Cement Company, Ltd., Series H	10,930	38,957
Bank of East Asia, Ltd.	37,747	219,560
Beijing Enterprises Holdings, Ltd.	9,286	23,649
BOC Hong Kong Holdings, Ltd.	93,828	227,431
Cathay Pacific Airways, Ltd.	24,782	62,480
Cheung Kong Holdings, Ltd.	38,849	491,716
China Agri-Industries Holdings, Ltd. *	18,216	16,062
China Communications
Construction Company , Ltd. *	114,000	137,434
China Eastern Airlines Corp., Ltd. *	49,361	14,845
China Everbright, Ltd. *	20,216	20,698
China Merchants Holdings International
Company, Ltd.	27,582	116,487
China Mobile, Ltd.	134,530	1,224,127
China Resource Power Holdings, Ltd.	30,789	47,126
China Resources Enterprises, Ltd.	31,145	103,833
China Resources Land, Ltd.	30,789	37,039
China Southern Airlines Company, Ltd. *	35,145	16,057
Citic Pacific, Ltd.	29,967	110,836
CLP Holdings, Ltd.	46,289	338,853
CNOOC, Ltd.	408,280	357,920
COFCO International, Ltd.	18,216	13,638
Denway Motors, Ltd.	128,441	56,053
FU JI Food & Catering Services Holdings, Ltd.	6,300	19,794
Global Bio-Chem Technology
Group Company, Ltd.	39,145	9,969
Gome Electrical Appliances Holdings, Ltd.	30,573	34,001
Guangzhou Investment Company, Ltd.	90,507	22,239
Hang Lung Properties, Ltd.	59,326	165,895
Hang Seng Bank, Ltd.	19,419	275,859
Henderson Land Development Company, Ltd.	22,601	131,896
Hong Kong & China Gas Company, Ltd.	90,673	202,610
Hong Kong Electric Holdings, Ltd.	36,082	185,171
Hong Kong Exchange & Clearing, Ltd.	27,430	266,795
Hopewell Holdings, Ltd.	15,362	59,374

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hopson Development Holdings, Ltd., GDR	18,000	$45,197
Hutchison Whampoa, Ltd.	54,377	522,628
Hysan Development Company, Ltd.	15,261	41,405
Kerry Properties, Ltd.	12,355	63,326
Li Ning Company, Ltd.	17,751	35,167
Link, REIT	55,446	133,261
Melco International Development	20,000	35,988
MTR Corp, Ltd.	36,244	90,728
New World Development Company, Ltd.	67,011	151,966
Nine Dragons Paper Holdings, Ltd.	34,400	72,024
PCCW, Ltd.	90,208	54,145
Ping An Insurance Group Company of China,
Ltd.	38,145	186,971
Semiconductor Manufacturing
International Corp. *	313,088	42,873
Shanghai Industrial Holdings, Ltd.	11,930	27,543
Shangri-La Asia, Ltd.	32,296	79,771
Shenzhen Investment, Ltd.	42,432	21,613
Shun Tak Holdings, Ltd.	24,000	32,005
Sino Land Company, Ltd.	36,868	79,551
Sun Hung Kai Properties, Ltd.	35,611	411,538
Swire Pacific, Ltd., Class A	23,663	265,436
Techtronic Industries Company, Ltd.	26,015	31,529
Television Broadcasting Company, Ltd.	7,181	44,894
Travelsky Technology, Ltd., Class H	9,286	16,353
Weiqiao Textile Company, Ltd., Class H	12,751	18,440
Wharf Holdings, Ltd.	31,668	116,924
Wing Hang Bank, Ltd.	4,500	54,999

		7,724,679
Hungary - 0.15%
Gedeon Richter Rt.	395	71,296
Magyar Telekom Rt.	13,268	66,983
MOL Magyar Olaj - es Gazipari Rt.	1,996	230,142
OTP Bank Rt.	7,125	326,307

		694,728
India - 0.88%
Bajaj Auto, Ltd., ADR	1,056	59,242
Dr Reddy's Laboratories, Ltd., ADR (a)	5,070	83,452
Grasim Industries, Ltd., ADR	1,698	82,098
Hindalco Industries, Ltd., ADR	10,691	32,073
ICICI Bank, Ltd., SADR (a)	13,312	489,216
Infosys Technologies, Ltd., ADR	17,414	875,053
Larsen & Toubro, Ltd., ADR	1,292	48,158
Mahindra & Mahindra, Ltd., ADR	3,280	59,007
Ranbaxy Laboratories, Ltd., ADR	7,844	63,536
Reliance Capital, Ltd. *	2,081	31,997
Reliance Communication, Ltd., ADR *	35,960	348,226
Reliance Energy, Ltd., ADR	1,040	35,475
Reliance Industries, Ltd., ADR	16,990	1,066,972
Reliance Natural Resources, Ltd., ADR *	17,980	18,325
Satyam Computer Services, Ltd., ADR	12,690	288,063

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
State Bank of India, Ltd., ADR	1,093	$66,673
Tata Motors, Ltd., SADR (a)	8,579	139,066
Videsh Sanchar Nigam, Ltd., ADR (a)	1,174	21,742
Wipro, Ltd., ADR	10,134	159,611

		3,967,985
Indonesia - 0.24%
Aneka Tambang Tbk PT	11,425	14,837
Astra Agro Lestari Tbk PT	9,658	13,336
Astra International Tbk PT	56,483	81,707
Bank Central Asia Tbk PT	155,387	86,846
Bank Danamon Indonesia Tbk PT	48,759	35,000
Bank Internasional Indonesia Tbk PT	556,000	11,760
Bank Mandiri Tbk PT	170,878	46,816
Bank Pan Indonesia Tbk PT *	166,573	10,040
Bank Rakyat Indonesia Tbk PT	150,501	83,291
Berlian Laju Tanker Tbk PT	64,000	13,186
Bumi Resources Tbk PT	496,780	72,407
Energi Mega Persada Tbk PT *	83,500	5,673
Gudang Garam Tbk PT	16,482	19,146
Indocement Tunggal Prakarsa Tbk PT	26,487	14,804
Indofood Sukses Makmur Tbk PT	122,905	20,473
Indosat Tbk PT (a)	961	32,501
Indosat Tbk PT	28,500	19,521
International Nickel Indonesia Tbk PT	5,500	32,759
Kalbe Farma Tbk PT *	117,571	15,590
Perusahaan Gas Negara Tbk PT	50,997	52,254
PT Telekomunikiasi Indonesia, ADR	4,330	186,796
Ramayana Lestari Sentosa Tbk PT	51,631	4,583
Semen Gresik Persero Tbk PT	4,414	19,252
Telekomunikasi Indonesia Tbk PT	108,000	116,581
Unilever Indonesia Tbk PT	43,500	27,173
United Tractors Tbk PT	40,968	33,223

		1,069,555
Ireland - 0.77%
Allied Irish Banks PLC	23,809	706,896
Bank of Ireland	26,403	570,279
C&C Group PLC	8,445	128,417
CRH PLC	14,456	618,671
DCC PLC, Dublin	2,159	76,113
Depfa Bank PLC	9,239	165,203
Elan Corp. *	11,680	149,960
Experian Group, Ltd.	27,156	312,980
Grafton Group PLC *	5,854	88,078
Greencore Group PLC, Dublin	4,117	25,329
Iaws Group PLC, ADR	2,846	66,229
Independent News & Media PLC	15,515	70,549
Irish Life & Permanent PLC	7,175	197,195
Kerry Group PLC	3,494	97,196
Kingspan Group PLC	3,472	92,173
Paddy Power PLC	929	24,613
Ryanair Holdings PLC, SADR * (a)	1,736	77,755

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Total Produce PLC *	8,508	$9,444

		3,477,080
Israel - 0.37%
Africa-Israel Investments, Ltd.	342	35,795
Aladdin Knowledge Systems, ADR *	245	4,231
Alvarion, Ltd., ADR * (a)	2,419	19,473
Audio Codes, Ltd., ADR *	879	5,942
Bank Hapoalim, Ltd.	25,780	123,724
Bank Leumi Le-Israel	23,236	83,804
Bezek Israeli Telecommunications Corp., Ltd.	27,795	42,906
Check Point Software Technologies, Ltd. *	5,216	116,212
Clal Industries & Investments, Ltd.	1,318	7,859
Clal Insurance Enterprise Holdings, Ltd.	327	9,278
Discount Investment Corp.	523	15,040
ECI Telecom, Ltd., ADR *	1,738	14,252
Elbit Systems, Ltd.	570	20,352
Given Imaging Corp., ADR *	678	14,645
Harel Insurance Investments, Ltd.	158	8,844
ICL Israel Chemicals, Ltd.	14,097	96,364
IDB Development Corp., Ltd.	621	21,666
Israel Corp., Ltd.	63	33,280
Israel Discount Bank, Ltd. *	11,922	25,059
Koor Industries, Ltd. *	287	16,315
Makhteshim-Agam Industries, Ltd.	8,446	52,963
Migdal Insurance Holdings, Ltd.	4,367	6,790
Nice Systems, Ltd. *	1,354	46,848
Orbotech, Ltd. *	827	18,219
Partner Communications, Ltd.	1,845	27,109
RADWARE, Ltd. ADR *	437	5,900
Retalix, Ltd. *	309	6,056
Strauss-Elite, Ltd.	739	7,996
Super-Sol, Ltd., Class B *	2,043	8,316
Syneron Medical, Ltd., ADR *	382	10,333
Tadiran Communications Industries, Ltd.	166	7,472
Teva Pharmaceutical Industries, Ltd.	19,396	717,265
United Mizrahi Bank, Ltd.	3,253	24,051

		1,654,359
Italy - 2.92%
Alleanza Assicuraz SpA (a)	10,566	135,022
Assicurazioni Generali SpA (a)	25,177	1,072,108
Autogrill SpA	3,019	57,899
Autostrade SpA	7,280	233,671
Banca Intesa SpA - Non convertible (a)	23,176	173,575
Banca Intesa SpA	185,487	1,410,281
Banca Monte dei Paschi Siena SpA (a)	29,460	184,785
Banca Popolare di Milano SpA (a)	10,536	163,313
Banche Popolari Unite SpA (a)	15,719	465,651
Banco Popolare Di Verona e Novara SpA (a)	9,687	301,213
Benetton Group SpA (a)	1,777	28,804
Bulgari SpA (a)	3,823	55,270
Capitalia SpA (a)	43,955	397,684

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Enel SpA (a)	113,528	$1,216,178
Eni SpA	67,704	2,205,734
Fiat SpA * (a)	14,300	360,886
Finmeccanica SpA (a)	7,817	235,330
Fondiaria-Sai SpA (a)	1,783	81,958
Gruppo Editoriale L'Espresso SpA (a)	4,709	25,128
Italcementi SpA (a)	1,850	55,471
Lottomatica SpA (a)	1,501	59,862
Luxottica Group SpA (a)	3,441	109,850
Mediaset SpA (a)	19,989	217,743
Mediobanca SpA (a)	12,977	289,315
Mediolanum SpA (a)	6,689	54,301
Mondadori (Arnoldo) Editore SpA (a)	3,141	32,850
Pirelli & Company SpA (a)	72,036	79,674
Seat Pagine Gialle SpA (a)	103,657	63,978
Snam Rete Gas SpA (a)	26,249	166,839
T.E.R.N.A SpA (a)	30,270	112,543
Telecom Italia SpA (a)	281,689	804,321
Telecom Italia SpA-RNC (a)	157,032	388,737
Tiscali SpA * (a)	6,476	24,511
UniCredito Italiano SpA (a)	203,127	1,935,593

		13,200,078
Japan - 17.43%
Access Company, Ltd. * (a)	6	26,947
Acom Company, Ltd.	1,987	84,675
Aderans Company, Ltd. (a)	483	11,750
Advantest Corp. (a)	3,980	177,054
AEON Company, Ltd. (a)	16,504	329,897
AEON Credit Service Company, Ltd. (a)	1,877	31,708
Aiful Corp. (a)	1,727	53,618
Aisin Seiki Company	5,179	181,936
Ajinomoto Company, Inc. (a)	15,305	176,529
Alfresa Holdings Corp. (a)	724	46,187
All Nippon Airways Company, Ltd.	17,715	69,766
Alps Electric Company, Ltd. (a)	5,138	60,311
Amada Company, Ltd. (a)	9,829	112,616
Amano Corp. (a)	1,095	13,403
Aoyama Trading Company, Ltd.	1,142	36,330
Arrk Corp.	1,800	21,787
Asahi Breweries, Ltd.	11,301	181,677
Asahi Glass Company, Ltd. (a)	25,191	355,479
Asahi Kasei Corp. (a)	30,963	225,971
ASATSU-DK, Inc. (a)	548	17,340
Asics Corp. (a)	5,000	56,097
Astellas Pharmaceuticals, Inc.	14,069	607,923
Autobacs Seven Company, Ltd. (a)	853	30,618
Bank of Fukuoka, Ltd. (a)	15,362	124,265
Bank of Kyoto, Ltd. (a)	7,000	80,560
Benesse Corp. (a)	1,854	69,073
Bridgestone Corp. (a)	16,353	327,575
Canon Sales Company, Inc.	2,000	42,019

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Canon, Inc.	28,174	$1,516,960
Casio Computer Company, Ltd. (a)	6,233	136,785
Central Glass Company, Ltd. (a)	2,886	19,565
Central Japan Railway Company, Ltd.	42	478,714
Chiba Bank, Ltd.	20,896	184,850
Chiyoda Corp. (a)	4,000	87,951
Chubu Electric Power Company, Inc. (a)	17,177	591,731
Chugai Pharmaceutical Company, Ltd. (a)	7,516	190,513
Circle K Sunkus Company, Ltd. (a)	612	11,452
Citizen Watch Company, Ltd. (a)	10,135	95,346
Coca-Cola West Japan Company, Ltd. (a)	1,777	38,619
COMSYS Holdings Corp.	2,943	31,667
Credit Saison Company, Ltd. (a)	4,191	138,316
CSK Corp.	1,790	75,215
Dai Nippon Printing Company, Ltd. (a)	16,953	267,349
Daicel Chemical Industries, Ltd.	6,534	44,740
Daido Steel Company, Ltd. (a)	8,000	52,056
Daifuku Company, Ltd. (a)	2,500	36,320
Daiichi Sankyo Company, Ltd. (a)	18,672	573,350
Daikin Industries, Ltd. (a)	6,415	223,719
Daimaru, Inc.	4,886	63,462
Dainippon Ink & Chemicals, Inc.	14,010	55,771
Dainippon Screen Manufacturing Company,
Ltd. (a)	6,238	47,276
Daito Trust Construction Company, Ltd.	2,319	109,475
Daiwa House Industry Company, Ltd. (a)	13,715	225,502
Daiwa Securities Group, Inc. (a)	34,251	414,572
Denki Kagaku Kogyo Kabushiki Kaisha (a)	9,477	44,497
Denso Corp.	12,922	481,422
Dentsu, Inc. (a)	50	140,348
Dowa Mining Company, Ltd.	6,534	66,582
E-Access, Ltd. (a)	23	15,318
East Japan Railway Company	89	694,952
EBARA Corp. (a)	11,534	54,842
EDION Corp. (a)	2,400	33,581
Eisai Company, Ltd. (a)	6,652	319,685
Electric Power Development Company, Ltd. (a)	4,300	216,893
Elpida Memory, Inc. * (a)	2,600	101,067
Familymart Company, Ltd.	1,860	51,893
Fanuc, Ltd.	4,679	436,598
Fast Retailing Company, Ltd. (a)	1,366	106,315
Fuji Electric Holdings Company, Ltd. (a)	15,420	71,745
Fuji Photo Film Company, Ltd.	12,867	527,529
Fuji Software ABC, Inc.	418	12,480
Fuji Television Network, Inc.	11	25,543
Fujikura, Ltd. (a)	9,477	66,988
Fujitsu, Ltd.	49,621	331,327
Furukawa Electric Company, Ltd. (a)	17,362	106,330
Glory, Ltd.	1,400	27,330
Goodwill Group, Inc. (a)	40	31,574
Gunma Bank	11,477	81,515
Gunze, Ltd.	5,238	30,520

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hakuhodo DY Holdings, Inc. (a)	570	$39,951
Hankyu Department Stores (a)	2,591	24,111
Hankyu Hanshin Holdings, Inc. (a)	32,000	194,071
Haseko Corp. * (a)	26,000	95,096
Hikari Tsushin, Inc.	700	31,974
Hino Motors, Ltd. (a)	7,886	42,125
Hirose Electric Company, Ltd. (a)	683	82,321
Hitachi Cable, Ltd. (a)	2,591	14,788
Hitachi Capital Corp. (a)	707	14,162
Hitachi Chemical, Ltd.	2,484	58,527
Hitachi Construction Machinery Company, Ltd.	2,243	60,861
(a)
Hitachi High-Technologies Corp.	1,800	49,300
Hitachi, Ltd. (a)	88,118	685,067
Hokkaido Electric Power Company, Inc. (a)	4,768	126,941
Hokuhoku Financial Group, Inc. (a)	30,134	104,065
Honda Motor Company, Ltd. (a)	41,162	1,438,998
House Food Corp. (a)	2,301	39,340
Hoya Corp.	10,992	365,574
Ibiden Company, Ltd. (a)	3,300	171,505
Index Corp. (a)	27	14,101
Inpex Holdings, Inc. (a)	23	199,549
Isetan Company, Ltd.	5,462	95,474
Ishikawajima-Harima Heavy Industries
Company, Ltd. (a)	36,134	150,603
ITO EN, Ltd. (a)	1,706	55,723
Itochu Corp. (a)	39,202	389,469
Itochu Techno-Science Corp. (a)	548	26,336
JAFCO Company, Ltd. (a)	653	36,215
Japan Airlines System Corp. *	26,953	56,169
Japan Prime Realty Investment Corp. (a)	15	66,091
Japan Real Estate Investment Corp.	11	145,962
Japan Retail Fund Investment Corp., REIT	10	98,669
Japan Tobacco, Inc.	118	581,142
JFE Holdings, Inc. (a)	14,762	875,185
JGC Corp. (a)	5,886	96,827
Joyo Bank, Ltd. (a)	18,953	118,653
JS Group Corp. (a)	6,716	145,957
JSR Corp. (a)	4,833	111,817
Kajima Corp. (a)	24,191	123,872
Kaken Pharmaceutical Company, Ltd. (a)	1,943	15,849
Kamigumi Company, Ltd. (a)	7,534	64,981
Kaneka Corp.	7,829	74,850
Kansai Electric Power Company, Ltd. (a)	19,878	573,184
Kansai Paint Company, Ltd. (a)	5,238	44,866
Kao Corp. (a)	13,362	392,114
Katokichi Company, Ltd.	1,737	10,948
Kawasaki Heavy Industries, Ltd.	35,963	152,644
Kawasaki Kisen Kaisha, Ltd. (a)	14,067	133,772
KDDI Corp.	63	504,257
Keihin Electric Express Railway
Company, Ltd. (a)	11,067	85,098

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Keio Electric Railway Company, Ltd. (a)	15,715	$109,476
Keisei Electric Railway Company, Ltd. (a)	9,000	58,257
Keyence Corp.	947	214,186
Kikkoman Corp. (a)	4,238	54,433
Kinden Corp. (a)	2,591	23,295
Kintetsu Corp. (a)	41,792	131,883
Kirin Brewery Company, Ltd. (a)	20,896	302,513
KK DaVinci Advisors * (a)	33	35,368
Kobe Steel Company, Ltd. (a)	71,517	288,951
Kokuyo Company, Ltd. (a)	2,431	32,237
Komatsu, Ltd.	23,430	494,249
Komori Corp.	1,295	30,237
Konami Corp.	2,343	62,778
Konica Minolta Holdings, Inc. (a)	13,391	176,322
Kose Corp.	600	17,760
Koyo Seiko Company, Ltd. (a)	4,843	85,066
Kubota Corp. (a)	28,782	252,897
Kuraray Company, Ltd. (a)	8,800	95,287
Kurita Water Industries, Ltd.	3,319	80,459
Kyocera Corp.	4,238	400,495
KYOWA HAKKO KOGYO COMPANY, LTD. (a)	9,477	87,866
Kyushu Electric Power Company, Inc. (a)	10,031	285,832
Lawson, Inc. (a)	1,631	62,845
LeoPalace21 Corp.	3,402	112,855
Mabuchi Motor Company, Ltd. (a)	918	56,924
Makita Corp. (a)	3,143	116,828
Marubeni Corp.	41,202	250,930
Marui Company, Ltd. (a)	8,664	106,490
Matsui Securities Company, Ltd. (a)	2,000	17,573
Matsumotokiyoshi Company, Ltd. (a)	1,348	30,958
Matsushita Electric Industrial Company, Ltd.	51,393	1,038,220
Matsushita Electric Works, Ltd.	8,181	94,012
Mediceo Holdings Company, Ltd. (a)	4,590	87,650
Meiji Dairies Corp.	6,886	54,179
Meiji Seika Kaisha, Ltd. (a)	6,534	30,401
Meitec Corp. (a)	1,083	35,005
Millea Holdings, Inc.	18,800	697,214
Minebea Company, Ltd. (a)	8,477	52,636
Mitsubishi Chemical Holdings Corp, ADR (a)	31,500	268,741
Mitsubishi Corp.	35,156	817,860
Mitsubishi Electric Corp.	50,973	526,358
Mitsubishi Estate Company, Ltd.	30,782	1,013,281
Mitsubishi Gas & Chemicals Company, Inc.	10,829	104,085
Mitsubishi Heavy Industries, Ltd. (a)	84,937	550,521
Mitsubishi Logistc Corp. (a)	2,943	50,191
Mitsubishi Materials Corp. (a)	24,020	114,211
Mitsubishi Rayon Company, Ltd. (a)	13,010	86,870
Mitsubishi Securities Company, Ltd.	6,000	68,694
Mitsubishi UFJ Financial Group, Inc.	227	2,568,026
Mitsui & Company, Ltd. (a)	40,611	759,956
Mitsui Chemicals, Inc. (a)	18,010	157,788

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsui Engineering & Shipbuilding
Company, Ltd. (a)	15,362	$65,203
Mitsui Fudosan Company, Ltd.	22,248	654,770
Mitsui Mining & Smelting Company, Ltd. (a)	16,010	88,108
Mitsui O.S.K. Lines, Ltd. (a)	28,487	316,940
Mitsui Sumitomo Insurance Company, Ltd.	31,259	393,247
Mitsui Trust Holdings, Inc.	17,010	168,125
Mitsukoshi, Ltd. (a)	10,829	49,832
Mitsumi Electric Company, Ltd. (a)	2,101	69,697
Mizuho Financial Group, Inc.	251	1,620,457
Murata Manufacturing Company, Ltd.	5,304	387,993
Namco Bandai Holdings, Inc. (a)	6,032	94,355
NEC Corp.	54,383	292,349
NEC Electronics Corp. * (a)	1,148	27,830
Net One Systems Company, Ltd. (a)	14	16,672
NGK Insulators, Ltd. (a)	6,829	141,151
NGK Spark Plug Company, Ltd. (a)	4,238	79,486
NHK Spring Company, Ltd. (a)	3,000	30,188
NICHIREI Corp. (a)	7,534	44,154
Nidec Corp. (a)	2,914	188,376
Nikko Cordial Corp. (a)	21,543	308,398
Nikon Corp. (a)	8,181	172,924
Nintendo Company, Ltd. (a)	2,608	759,784
Nippon Building Fund, Inc. (a)	12	199,039
Nippon Electric Glass Company, Ltd. (a)	9,000	158,083
Nippon Express Company, Ltd. (a)	21,191	133,204
Nippon Kayaku Company, Ltd. (a)	3,591	29,720
Nippon Light Metal Company, Ltd. (a)	16,124	45,808
NIPPON MEAT PACKERS, Inc. (a)	5,238	64,202
Nippon Mining Holdings, Inc. (a)	23,868	206,471
Nippon Oil Corp. (a)	32,906	267,581
Nippon Paper Group, Inc. (a)	21	74,844
Nippon Sheet Glass Company, Ltd.	14,829	77,951
Nippon Shokubai Company, Ltd. (a)	3,591	38,853
Nippon Steel Corp. (a)	161,464	1,137,177
Nippon Telegraph & Telephone Corp.	136	720,691
Nippon Yusen Kabushiki Kaisha (a)	26,077	209,610
Nippon Zeon Company	3,591	37,173
Nishimatsu Construction Company, Ltd. (a)	7,886	25,557
Nishi-Nippon City Bank, Ltd. (a)	14,000	62,280
Nissan Chemical Industries, Ltd. (a)	3,238	41,919
Nissan Motor Company, Ltd. (a)	58,710	630,721
Nisshin Seifun Group, Inc. (a)	4,886	49,830
Nisshin Steel Company	24,953	107,822
Nisshinbo Industries, Inc. (a)	4,591	57,678
Nissin Food Products Company, Ltd. (a)	2,684	98,625
Nitori Company, Ltd. (a)	1,132	56,424
Nitto Denko Corp. (a)	4,368	205,461
NOK Corp. (a)	3,008	51,300
Nomura Holdings, Inc.	46,793	977,134
Nomura Real Estate Office Fund, Inc.	6	77,064
Nomura Research Institute, Ltd. (a)	3,445	101,681

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NSK, Ltd. (a)	11,715	$112,003
NTN Corp. (a)	11,772	102,134
NTT Data Corp. (a)	31	157,947
NTT DoCoMo, Inc. (a)	497	921,584
NTT Urban Development Corp. (a)	30	70,429
Obayashi Corp. (a)	17,362	112,237
OBIC Company, Ltd.	210	41,637
Odakyu Electric Railway Company (a)	15,305	112,088
Oji Paper Company, Ltd. (a)	21,191	112,656
Oki Electric Industry Company, Ltd. (a)	15,362	29,662
Okuma Holdings, Inc. (a)	4,000	46,885
Okumura Corp. (a)	2,886	15,858
Olympus Optical Company, Ltd.	6,534	223,978
Omron Corp.	5,839	157,442
Onward Kashiyama Company, Ltd.	4,591	64,004
Oracle Corp. - Japan (a)	1,048	50,544
Oriental Land Company, Ltd. (a)	1,407	83,895
Orix Corp.	2,404	627,762
Osaka Gas Company, Ltd. (a)	54,155	210,512
OSG Corp. (a)	2,500	37,979
Otsuka Corp. (a)	400	38,379
Park24 Company, Ltd.	1,900	25,616
Pioneer Electronic Corp. (a)	3,979	52,121
Promise Company, Ltd. (a)	2,381	89,922
Q.P. Corp.	1,513	13,757
Rakuten, Inc. (a)	170	81,121
Resona Holdings, Inc. (a)	119	320,869
Ricoh Company, Ltd.	17,601	397,488
Rinnai Corp.	548	14,636
Rohm Company, Ltd.	2,873	261,237
Round One Corp (a)	11	22,269
Ryohin Keikaku Company, Ltd. (a)	689	43,661
Sanken Electric Company (a)	2,943	30,941
SANKYO Company, Ltd.	1,407	61,993
Santen Pharmaceutical Company, Ltd. (a)	2,200	56,701
Sanwa Shutter Corp. (a)	6,238	38,946
Sanyo Electric Company, Ltd. * (a)	37,849	64,710
Sapporo Hokuyo Holdings, Inc. (a)	8	80,296
Sapporo Holdings (a)	8,534	60,177
SBI E*Trade Securities Compnay, Ltd. (a)	48	61,243
SBI Holdings, Inc. (a)	210	79,845
Secom Company, Ltd.	5,710	265,672
Sega Sammy Holdings, Inc.	5,008	117,144
Seiko Epson Corp. (a)	3,878	114,461
Seino Transportation Company, Ltd. (a)	3,591	33,996
Sekisui Chemical Company, Ltd. (a)	12,772	102,011
Sekisui House, Ltd.	13,362	208,446
Seven & I Holdings Company, Ltd.	21,319	651,003
SFCG Company, Ltd. (a)	110	19,667
Sharp Corp. (a)	25,782	497,811
Shimachu Company, Ltd.	1,177	34,940
Shimamura Company, Ltd. (a)	624	68,788

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shimano, Inc.	2,131	$65,979
Shimizu Corp. (a)	16,305	100,272
Shin-Etsu Chemical Company, Ltd. (a)	10,189	623,135
Shinko Electric Industries Company, Ltd. (a)	2,000	45,252
Shinko Securities Company, Ltd. (a)	14,000	71,093
Shinsei Bank, Ltd.	40,906	196,588
Shionogi & Company, Ltd. (a)	7,477	134,830
Shiseido Company, Ltd. (a)	9,477	193,063
Shizuoka Bank, Ltd. (a)	15,658	167,148
Showa Denko K.K. (a)	28,839	108,669
Showa Shell Sekiyu K.K. (a)	5,545	68,060
SMC Corp.	1,436	193,112
SOFTBANK Corp. (a)	19,112	492,573
Sojitz Holdings Corp. * (a)	18,509	77,301
Sompo Japan Insurance, Inc.	21,896	273,595
Sony Corp.	26,458	1,348,049
Stanley Electric Corp.	3,792	77,250
Sumco Corp. (a)	2,800	116,701
Sumitomo Bakelite Company, Ltd. (a)	4,238	30,713
Sumitomo Chemical Company, Ltd.	39,554	299,435
Sumitomo Corp. (a)	28,134	507,329
Sumitomo Electric Industries, Ltd. (a)	19,001	289,625
Sumitomo Heavy Industries, Ltd.	14,010	139,903
Sumitomo Metal Industries, Ltd. (a)	105,423	546,103
Sumitomo Metal Mining Company, Ltd. (a)	13,715	265,399
Sumitomo Mitsui Financial Group, Inc. (a)	173	1,574,533
Sumitomo Osaka Cement Company, Ltd.	11,477	34,558
Sumitomo Realty &
Development Company, Ltd.	10,124	384,930
Sumitomo Rubber Industries, Inc.	3,300	36,238
Sumitomo Titanium Corp. (a)	600	66,806
Sumitomo Trust & Banking Company, Ltd.	33,554	350,767
Suruga Bank, Ltd. (a)	4,886	63,836
Suzuken Company, Ltd. (a)	1,477	52,514
T&D Holdings, Inc. (a)	6,009	415,542
TAIHEIYO CEMENT CORP. (a)	24,191	107,205
Taisei Corp. (a)	24,134	89,708
Taisho Pharmaceuticals Company, Ltd. (a)	4,238	77,864
Taiyo Nippon Sanso Corp. (a)	7,181	64,990
Taiyo Yuden Company, Ltd.	2,943	61,456
Takara Holdings (a)	5,591	39,567
Takashimaya Company, Ltd. (a)	7,181	88,629
Takeda Pharmaceutical Company, Ltd. (a)	23,451	1,541,923
Takefuji Corp. (a)	2,944	118,446
Tanabe Seiyaku Company, Ltd. (a)	7,000	95,445
TDK Corp. (a)	3,232	280,960
Teijin, Ltd. (a)	22,896	129,510
Terumo Corp. (a)	4,097	159,956
The 77th Bank, Ltd. (a)	8,477	55,449
The Bank of Yokohama, Ltd.	31,316	234,141
The Japan Steel Works, Ltd. (a)	9,000	108,476
The Tokyo Electric Power Company, Ltd. (a)	32,033	1,098,056

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
THK Company, Ltd.	2,619	$61,819
TIS, Inc. (a)	983	23,412
Tobu Railway Company, Ltd. (a)	22,248	107,110
Toda Corp. (a)	7,238	34,723
Toho Company, Ltd. (a)	3,967	77,609
Toho Titanium Company, Ltd. (a)	900	44,171
Tohoku Electric Power Company, Inc. (a)	11,420	290,442
Tokai Rika Company, Ltd.	1,700	40,416
Tokuyama Corp. (a)	6,000	105,133
Tokyo Broadcasting Company, Ltd. (a)	1,148	42,575
Tokyo Electron, Ltd. (a)	4,268	299,139
Tokyo Gas Company, Ltd.	60,165	336,226
Tokyo Seimitsu Company, Ltd. (a)	900	30,621
Tokyo Steel Manufacturing Company, Ltd. (a)	3,200	47,252
Tokyo Style Company, Ltd.	1,295	14,210
Tokyo Tatemono Company, Ltd. (a)	7,000	105,865
Tokyu Corp. (a)	28,134	219,683
Tokyu Land Corp. (a)	10,829	123,705
TonenGeneral Sekiyu K.K.	7,829	87,636
Toppan Printing Company, Ltd. (a)	14,010	146,577
Toray Industries, Inc. (a)	33,611	243,581
Toshiba Corp. (a)	75,289	503,997
Tosoh Corp.	13,772	71,106
Toto, Ltd. (a)	6,829	68,601
Toyo Seikan Kaisha, Ltd. (a)	3,791	76,584
Toyo Suisan Kaisha, Ltd. (a)	2,295	45,289
Toyobo Company, Ltd. (a)	14,067	41,998
Toyoda Gosei Company, Ltd. (a)	1,966	46,573
Toyota Industries Corp.	5,310	252,029
Toyota Motor Corp.	75,953	4,877,686
Toyota Tsusho Corp. (a)	5,700	145,936
Trend Micro, Inc. (a)	2,767	75,786
Ube Industries, Ltd. (a)	20,963	66,688
UNI Charm Corp. (a)	1,042	66,119
Uniden Corp. (a)	1,295	10,068
UNY Company, Ltd.	4,238	58,290
Ushio, Inc. (a)	2,443	47,274
USS Company, Ltd. (a)	787	51,478
Wacoal Corp. (a)	2,943	37,374
West Japan Railway Company, Ltd.	46	212,852
Yahoo Japan Corp. (a)	383	132,428
Yakult Honsha Company, Ltd. (a)	2,443	62,548
Yamada Denki Company, Ltd. (a)	2,324	217,050
Yamaha Corp. (a)	4,774	106,797
Yamaha Motor Company, Ltd.	5,209	146,214
Yamato Transport Company, Ltd. (a)	9,420	152,239
Yamazaki Baking Company, Ltd. (a)	2,591	23,692
YASKAWA Electric Corp. (a)	4,000	47,361
Yokogawa Electric Corp.	5,686	87,347

		78,862,600

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Korea - 0.01%
LG Philips LCD Company, Ltd., ADR * (a)	2,360	$41,253
Luxembourg - 0.08%
Tenaris SA, ADR	8,220	377,298
Malaysia - 0.44%
AirAsia BHD *	21,700	11,109
AmFirst REIT *	1,424	369
AMMB Holdings BHD	35,600	38,715
Berjaya Sports Toto BHD	17,400	23,452
British American Tobacco Malaysia Berhad	3,500	46,565
Bursa Malaysia BHD	8,000	25,683
Commerce Asset Holdings	60,000	172,668
DRB-Hicom Berhad	16,200	9,137
Gamuda BHD	14,700	34,013
Genting Berhad	9,600	110,369
Golden Hope Plantations BHD	11,200	22,027
Guinness Anchor Berhad	3,700	6,528
Highlands & Lowlands BHD	4,200	7,471
Hong Leong Bank BHD	12,300	21,345
Hong Leong Credit BHD	5,600	9,313
IGB Corp. Berhad	17,700	12,849
IJM Corp., Berhad	13,950	34,900
IOI Corporation Berhad	18,900	120,807
IOI Properties BHD	2,300	7,317
KLCC Property Holdings Berhad	11,300	11,243
Kuala Lumpur Kepong Berhad	9,750	33,840
Kurnia Asia Bhd	11,800	3,788
Lafarge Malayan Cement BHD	31,200	15,702
Magnum Corp BHD	22,500	21,215
Malakoff BHD	14,800	43,662
Malayan Bank Berhad	51,600	191,028
Malaysian Airline System BHD *	6,900	11,475
Malaysian Bulk Carriers Berhad	7,200	7,955
Malaysian Pacific Industries Berhad	2,300	6,852
Malaysian Resources Corp. Berhad *	22,500	14,577
Maxis Communications Berhad	23,900	82,259
Media Prima BHD	13,100	9,396
MISC BHD	30,500	81,157
MMC Corp BHD	8,200	14,230
Mulpha International Berhad *	20,300	10,979
Multi-Purpose Holdings BHD *	16,900	11,340
Petronas Dagangan BHD	6,600	11,740
Petronas Gas Berhad *	10,200	26,403
PLUS Expressways BHD	38,500	33,628
POS Malaysia & Services Holdings BHD	8,100	11,105
PPB Group BHD	12,300	22,768
Proton Holdings BHD	6,500	12,502
Public Bank Berhad	28,000	72,885
Resorts World BHD	13,500	67,158
RHB Capital BHD	16,600	22,950
Scomi Group Berhad	16,400	5,550

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Shell Refining Company Federation of Malaya
BHD	3,900	$12,408
Sime Darby Berhard	40,400	94,646
SP Setia BHD	12,600	28,061
Star Publications Malaysia Berhad	11,600	10,870
TA Enterprise Berhad	20,300	10,333
Tan Chong Motor Holdings Berhad	10,500	3,675
Tanjong PLC	5,700	25,553
Telekom Malaysia BHD	23,200	67,101
Tenaga Nasional BHD	28,200	92,980
Transmile Group BHD	3,400	12,882
UMW Holdings Berhad	5,300	16,555
YTL Corp. BHD	16,200	32,095

		1,979,183
Mexico - 0.92%
Alfa SA de CV (a)	9,036	66,662
America Movil SA de CV (a)	496,960	1,192,236
Cemex SA de CV *	193,588	633,902
Coca-Cola Femsa SA de CV	7,859	28,281
Consorcio ARA SA de CV	23,140	39,886
Controladora Comercial Mexicana SA de CV	8,971	25,331
Corp GEO SA de CV, Series B *	11,648	67,699
Desarrolladora Homex SA de CV *	4,100	39,716
Empresas ICA Sociedad
Controladora SA de CV *	9,900	38,198
Fomento Economico Mexicano SA de CV	19,155	211,562
Grupo Aeroportuario del Pacifico SA de CV (a)	11,600	50,407
Grupo Aeroportuario del Sureste SA de CV (a)	7,030	33,400
Grupo Bimbo SA de CV (a)	7,988	40,135
Grupo Carso SA de CV (a)	15,170	55,209
Grupo Financiero Banorte SA de CV	36,931	175,193
Grupo Mexico SA	29,245	136,350
Grupo Modelo SA	13,908	71,139
Grupo Televisa SA	63,943	382,581
Industrias Penoles SA de CV	2,750	31,867
Kimberly-Clark de Mexico SA de CV	12,926	58,510
Telefonos de Mexico SA de CV (a)	222,920	370,726
TV Azteca SA de CV *	33,951	31,627
Urbi Desarrollos Urbanos SA de CV *	6,600	27,754
Wal-Mart de Mexico SA de CV, Series V	84,332	359,972

		4,168,343
Netherlands - 3.01%
ABN AMRO Holdings NV	47,491	2,046,437
Aegon NV	38,350	765,237
Akzo Nobel NV	7,151	543,699
ASML Holding NV *	12,549	310,318
Buhrmann NV	3,155	42,533
Corio NV (a)	1,061	96,505
DSM NV (a)	3,893	174,626
Euronext NV (a)	2,328	278,500
Fugro NV	1,546	78,570

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Getronics NV (a)	3,160	$28,780
Hagemeyer NV * (a)	13,486	64,209
Heineken NV	6,330	331,519
ING Groep NV	49,062	2,076,732
Koninklijke (Royal) KPN NV (a)	50,779	791,852
Koninklijke (Royal) Philips Electronics NV (a)	30,611	1,170,451
Koninklijke Ahold NV *	40,965	479,383
Mittal Steel Company NV	20,717	1,101,905
Oce-Van Der Grinten NV (a)	2,123	38,955
Randstad Holdings NV	1,198	93,024
Reed Elsevier NV	18,200	322,271
Rodamco Europe NV	1,395	194,123
Royal Numico NV	4,280	221,007
SBM Offshore NV	3,499	126,301
TNT Post Group NV	11,488	527,448
Unilever NV (a)	44,933	1,310,037
Vedior NV	4,384	97,446
Wereldhave NV (a)	536	82,617
Wolters Kluwer NV	7,608	228,529

		13,623,014
New Zealand - 0.13%
Auckland International Airport, Ltd. (a)	27,201	46,904
Contact Energy, Ltd. (a)	8,018	52,837
Fisher & Paykel Appliances Holdings, Ltd. (a)	6,971	18,305
Fisher & Paykel Healthcare Corp. (a)	13,404	34,814
Fletcher Building, Ltd. (a)	13,626	107,243
Kiwi Income Property Trust	21,593	25,492
Sky City Entertainment Group, Ltd. (a)	12,472	41,674
Sky Network Television, Ltd. (a)	5,411	21,061
Telecom Corp. of New Zealand, Ltd. (a)	54,684	185,068
Tower, Ltd. * (a)	4,180	6,729
Vector, Ltd. (a)	6,952	14,823
Warehouse Group, Ltd. (a)	3,823	18,464

		573,414
Norway - 0.71%
Acergy SA *	5,083	108,502
Aker Kvaerner ASA	3,645	82,154
Den Norske Bank ASA (a)	17,801	251,271
Det Norske Oljeselskapb ASA (a)	22,000	39,560
Norsk Hydro ASA (a)	19,030	630,848
Norske Skogindustrier ASA	4,513	77,216
Ocean RIG ASA * (a)	4,825	32,943
Orkla ASA (a)	5,118	360,796
Pan Fish ASA * (a)	69,200	81,286
Petroleum Geo-Services ASA *	4,530	118,310
ProSafe ASA (a)	4,500	68,850
Schibsted ASA	1,271	56,039
Statoil ASA (a)	17,571	478,415
Stolt-Nielsen SA (a)	1,200	35,733
Storebrand ASA	6,122	98,099
Tandberg ASA	3,539	73,943

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Telenor ASA (a)	20,591	$365,857
TGS Nopec Geophysical Company ASA *	2,800	64,721
Tomra Systems ASA (a)	4,633	33,347
Yara International ASA	5,412	149,359

		3,207,249
Peru - 0.07%
Cia de Minas Buenaventura SA	2,208	65,543
Credicorp SA	1,190	58,429
Minsur SA	8,627	24,525
Southern Peru Copper Corp.	2,028	145,306
Volcan Compania Minera SA, CMN Series B	9,144	27,430

		321,233
Philippines - 0.09%
Ayala Corp.	3,234	37,534
Ayala Land, Inc.	136,000	46,508
Banco De Oro	8,886	11,050
Bank of the Philippine Islands	33,600	45,612
Filinvest Land, Inc. *	98,991	3,447
First Philippine Holdings Corp.	7,076	10,412
Globe Telecommunications, Inc.	830	21,159
Jollibee Foods Corp.	10,900	12,312
Manila Electric Company	6,089	8,708
Megaworld Corp. *	89,847	6,238
Metropolitan Bank & Trust Company	15,500	20,078
Petron Corp.	37,848	3,687
Philippine Long Distance Telephone Company	1,660	86,870
San Miguel Corp.	11,600	17,190
SM Investments Corp.	4,163	30,629
SM Prime Holdings, Ltd.	109,000	25,979

		387,413
Poland - 0.28%
Agora SA	1,161	18,990
Bank BPH SA	238	81,149
Bank Pekao SA	2,167	192,960
Bank Zachodni WBK SA	570	53,239
Boryszew SA *	661	6,434
BRE Bank SA *	226	37,435
Budimex SA, Series B *	278	9,758
Computerland SA	207	7,079
Debica SA	150	5,286
Globe Trade Centre SA *	3,002	53,463
Grupa Kety SA	228	15,059
KGHM Polska Miedz SA	3,037	102,816
Mondi Packaging Paper Swiecie SA	417	15,357
Orbis SA	660	19,970
Polish Oil & Gas Company	30,232	44,118
Polska Grupa Farmaceutyczna SA	331	9,248
Polski Koncern Naftowy Orlen SA	8,847	146,848
Powszechna Kasa Oszczednosci Bank Polski
SA	13,776	229,711
Prokom Software SA	271	14,151

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Softbank SA	592	$14,914
Telekomunikacja Polska SA	19,299	159,435
TVN SA *	3,820	34,768

		1,272,188
Portugal - 0.26%
Banco BPI, SA	8,077	70,214
Banco Comercial dos Acores, SA	51,931	188,216
Banco Espirito Santo SA	5,061	96,723
Brisa Auto Estrada, SA	8,769	115,166
Cimpor-Cimentos De Portugal, SA	5,356	44,984
Electricidade De Portugal, SA	48,579	261,178
Jeronimo Martins, SGPS SA	1,003	26,158
Portugal Telecom, SGPS, SA	20,146	270,241
PT Multimedia.com, SGPS, SA	2,084	30,937
Sonae Industria, SGPS SA *	1,620	19,998
Sonae, SGPS, SA	23,914	54,051

		1,177,866
Russia - 1.54%
AFK Sistema, Reg. S, Spons. GDR	2,587	73,471
Gazprom, ADR	66,374	2,781,071
JSC MMC Norilsk Nickel, ADR	2,112	401,280
Lukoil Oil Company, ADR	13,223	1,143,789
Mechel Steel Group, ADR	713	23,707
Mobile Telesystems	5,421	303,359
NovaTek OAO, ADR	2,018	117,044
Novolipetsk Steel, ADR	3,137	92,259
Polyus Gold Company ZAO, ADR *	2,095	101,188
RAO Unified Energy System, ADR	2,646	358,533
Rostelecom, ADR	1,748	90,704
Sberbank, ADR	2,067	736,886
Sibirtelecom, ADR	158	15,800
Surgutneftegaz, ADR (a)	4,005	253,116
Tatneft, ADR	1,737	165,015
UralsvyAzinform, ADR (a)	1,479	19,227
VolgaTelecom, ADR	1,355	16,531
Vympel Communicatii, ADR *	2,562	242,980
Wimm-Bill-Dann Foods OJSC, ADR	460	36,736

		6,972,696
Singapore - 0.79%
Allgreen Properties, Ltd.	20,129	23,214
Ascendas., REIT * (a)	24,395	38,422
Capitacommercial	25,000	45,801
CapitaLand, Ltd. * (a)	29,725	156,710
CapitaMall Trust *	23,291	57,711
Chartered Semiconductor Manufacturing, Ltd. *	27,430	26,211
(a)
City Developments, Ltd.	13,715	131,958
ComfortDelGro Corp., Ltd.	47,269	61,989
Cosco Corp. Singapore, Ltd.	21,000	39,718
Creative Technology, Ltd. (a)	1,504	9,664
DBS Group Holdings, Ltd.	30,316	427,535

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Fraser and Neave, Ltd.	23,200	$77,973
Haw Par Corp., Ltd.	2,613	12,398
Jardine Cycle and Carriage, Ltd.	2,707	21,229
Keppel Corp., Ltd.	15,010	187,940
Keppel Land, Ltd. (a)	10,124	63,381
Neptune Orient Lines, Ltd. (a)	13,362	28,530
Olam International, Ltd.	17,000	34,281
Oversea-Chinese Banking Corp., Ltd.	66,448	394,103
Parkway Holdings, Ltd.	17,120	37,005
SembCorp Industries, Ltd.	23,415	78,695
SembCorp Marine, Ltd. (a)	13,362	30,996
Singapore Airlines, Ltd.	15,010	164,200
Singapore Exchange, Ltd.	19,601	84,607
Singapore Land, Ltd.	2,591	18,099
Singapore Petroleum Company, Ltd.	3,000	9,569
Singapore Post, Ltd.	35,849	26,223
Singapore Press Holdings, Ltd.	44,059	127,754
Singapore Technologies Engineering, Ltd.	36,202	79,206
Singapore Telecommunications, Ltd.	190,430	411,618
SMRT Corporation, Ltd.	17,010	16,702
ST Assembly Test Services, Ltd. *	34,134	40,940
Suntec Real Estate Investment Trust * (a)	23,191	30,260
United Overseas Bank, Ltd.	29,963	414,658
United Overseas Land, Ltd.	13,568	45,601
Venture Corp., Ltd.	6,534	62,866
Want Want Holdings Company, Ltd.	11,000	21,450
Wing Tai Holdings, Ltd. *	12,772	26,765

		3,565,982
South Africa - 1.26%
African Bank Investments, Ltd.	12,138	50,485
Alexander Forbes, Ltd. *	9,170	20,857
Allan Gray Property Trust	28,755	27,038
Anglo Platinum, Ltd.	1,771	278,230
AngloGold Ashanti, Ltd.	4,090	182,464
Aspen Pharmacare Holdings, Ltd. *	5,681	28,853
Aveng, Ltd.	10,833	68,403
AVI, Ltd.	8,775	24,223
Barloworld, Ltd.	5,422	134,713
Bidvest Group, Ltd. *	6,796	128,727
Consol, Ltd.	9,335	24,808
Edgars Consolidated Stores, Ltd.	12,961	80,755
Ellerine Holdings, Ltd.	2,582	29,063
FirstRand, Ltd.	75,672	255,529
Foschini, Ltd.	5,536	52,510
Gold Fields, Ltd.	16,332	301,531
Grindrod, Ltd.	6,753	15,759
Harmony Gold Mining Company, Ltd. *	8,875	123,348
Impala Platinum Holdings, Ltd.	14,143	442,655
Imperial Holdings, Ltd.	4,898	101,860
Investec, Ltd.	4,490	57,504
JD Group, Ltd.	4,479	54,750

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Kumba Iron Ore, Ltd.	1,734	$35,465
Lewis Group, Ltd.	2,534	23,827
Liberty Group, Ltd.	2,778	31,384
Massmart Holdings, Ltd.	5,107	59,132
Metropolitan Holdings, Ltd.	13,720	27,967
Mittal Steel South Africa, Ltd.	5,403	87,509
MTN Group, Ltd.	35,833	484,496
Murray & Roberts Holdings, Ltd.	8,187	62,889
Nampak, Ltd. *	14,574	44,432
Naspers, Ltd.	8,231	198,290
Nedbank Group, Ltd.	5,509	106,626
Network Healthcare Holdings, Ltd. *	35,128	66,784
Pick'n Pay Stores, Ltd.	6,260	29,543
Pretoria Portland Cement Company, Ltd.	283	18,336
Reunert, Ltd.	4,718	52,264
Sanlam, Ltd.	61,878	169,878
Sappi, Ltd.	5,461	82,458
Sasol, Ltd.	15,940	529,619
Shoprite Holdings, Ltd.	11,585	44,130
Spar Group, Ltd.	4,885	33,461
Standard Bank Group, Ltd.	32,925	482,689
Steinhoff International Holdings, Ltd. *	24,992	80,105
Super Group, Ltd.	5,938	10,841
Telkom SA, Ltd. *	8,097	184,503
Tiger Brands, Ltd.	4,273	103,819
Tongaat-Hulett Group, Ltd.	1,449	24,465
Truworths International, Ltd.	12,498	60,903
Woolworths Holdings, Ltd.	21,321	64,095

		5,683,975
South Korea - 2.16%
Amorepacific Corp.	90	49,551
Asiana Airlines	2,689	18,406
Cheil Communications, Inc.	100	24,977
Cheil Industries, Inc.	1,200	48,148
CJ Corp.	480	48,467
Daegu Bank	3,300	59,978
Daelim Industrial Company	700	67,035
Daewoo Engineering & Construction
Company, Ltd.	4,010	79,701
Daewoo International Corp.	1,140	47,497
Daewoo Securities Company, Ltd. *	3,030	54,265
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,490	91,438
Daishin Securities Company, Ltd.	1,160	27,063
Daum Communications Corp. *	308	20,624
Dongbu Insurance Company, Ltd.	990	28,095
Dongkuk Steel Mill Company, Ltd.	1,070	29,569
Doosan Infracore Company, Ltd.	1,630	41,579
GS Engineering & Construction Corp.	940	84,124
Hana Financial Group, Inc.	3,160	163,567
Hanjin Heavy Industries & Construction
Company, Ltd.	1,240	43,624

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hanjin Shipping Company, Ltd.	1,450	$55,096
Hanmi Pharm Company, Ltd.	168	21,695
Hanwha Chem Corp.	1,680	26,159
Hite Brewery Company, Ltd.	270	32,285
Honam Petrochemical Corp.	390	33,783
Hyosung Corp.	700	23,585
Hyundai Autonet Company, Ltd.	2,560	18,965
Hyundai Department Store Company, Ltd.	400	33,587
Hyundai Development Company	1,670	92,122
Hyundai Engineering & Construction
Company, Ltd. *	1,230	66,282
Hyundai Heavy Industries	1,240	247,776
Hyundai Marine & Fire
Insurance Company, Ltd.	1,990	27,496
Hyundai Mipo Dockyard	330	60,855
Hyundai Mobis	1,430	122,808
Hyundai Motor Company	4,060	285,238
Hyundai Securities Company, Ltd. *	3,020	41,247
Kangwon Land, Inc.	2,840	53,277
KCC Corp.	130	39,310
Kia Motors Corp. *	4,940	66,682
Kookmin Bank, ADR	8,710	785,206
Kookmin Bank	800	71,765
Korea Electric Power Corp., ADR	13,226	264,520
Korea Electric Power Corp.	550	21,951
Korea Exchange Bank	2,640	42,651
Korea Investment Holdings Company, Ltd.	1,010	53,138
Korea Zinc Company, Ltd.	340	36,318
Korean Air Lines Company, Ltd.	969	37,850
Korean Reinsurance Company, Ltd.	2,070	27,172
KT & G Corp.	2,900	189,563
KT Corp., SADR	7,002	156,775
KT Corp.	290	13,007
KT Freetel Company, Ltd.	2,550	71,417
LG Chem, Ltd.	1,210	60,895
LG Electronics, Inc.	2,400	163,767
LG Fashion Corp., Ltd.	636	15,446
LG Household & Health Care, Ltd.	310	38,221
LG International Corp.	843	19,219
LG Petrochemical Company, Ltd.	740	21,826
LG Philips LCD Company, Ltd. *	1,180	41,263
Lotte Chilsung Beverage Company, Ltd.	20	25,530
Lotte Confectionery Company, Ltd.	20	25,615
Lotte Shopping Company, Ltd.	220	77,398
LS Cable, Ltd.	520	22,743
Mirae Asset Securities Company, Ltd. *	554	34,918
NCSoft Corp. *	400	26,317
NHN Corp. *	957	140,369
Nong Shim Company, Ltd.	90	23,436
Orion Corp.	100	24,765
Pacific Corp.	140	20,535
Poongsan Corp.	730	16,294

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
POSCO	1,980	$831,270
Pusan Bank	3,320	49,402
S1 Corp.	530	21,293
Samsung Corp.	3,430	123,952
Samsung Electro-Mechanics Company	1,570	53,983
Samsung Electronics Company, Ltd.	3,140	1,878,960
Samsung Engineering Company, Ltd.	860	53,564
Samsung Fine Chemicals Company, Ltd.	560	16,249
Samsung Fire & Marine
Insurance Company, Ltd.	1,000	167,402
Samsung Heavy Industries Company, Ltd.	4,450	118,717
Samsung SDI Company, Ltd.	900	57,491
Samsung Securities Company, Ltd.	1,390	75,642
Samsung Techwin Company, Ltd.	1,250	47,630
Shinhan Financial Group Company, Ltd., ADR *	625	71,175
Shinhan Financial Group Company, Ltd.	4,420	253,685
Shinsegae Company, Ltd.	380	218,101
SK Corp.	2,960	290,699
SK Telecom Company, Ltd., SADR	9,437	221,014
SK Telecom Company, Ltd.	60	12,212
S-Oil Corp.	1,170	80,582
The Hancook Tire Company, Ltd.	2,860	47,421
Tong Yang Investment Bank Company, Ltd.	2,307	25,011
Woongjin Coway Company, Ltd.	1,150	32,269
Woori Investment & Securities Company, Ltd.	2,450	51,430
Yuhan Corp.	209	32,766

		9,777,766
Spain - 3.17%
Abertis Infraestructuras SA (a)	6,309	202,926
Acciona SA	781	169,367
Acerinox SA (a)	4,702	119,795
ACS Actividades SA (a)	6,522	396,439
Aguas de Barcelona SA * (a)	16	557
Aguas de Barcelona SA-Class A (a)	1,628	58,025
Altadis SA, Series A (a)	6,890	442,950
Antena 3 de Television SA	2,088	46,746
Banco Bilbao Vizcaya Argentaria SA	94,880	2,332,286
Banco Popular Espanol SA (a)	22,433	463,229
Banco Santander Central Hispano SA	158,663	2,834,939
Cintra Concesiones de Infraestructuras de
Transporte SA (a)	5,273	98,871
Corporacion Mapfre SA (a)	13,850	71,128
Ebro Puleva SA (a)	2,233	52,770
Endesa SA	19,474	1,054,283
Fomento de Construcciones SA	1,166	119,997
Gamesa Corporacion Tecno SA (a)	4,323	156,681
Gas Natural SDG SA	4,863	228,608
Grupo Ferrovial SA (a)	1,671	169,286
Iberdrola SA (a)	20,518	971,130
Iberia Lineas Aereas de Espana SA	12,537	66,900
Indra Sistemas SA	3,134	79,092
Industria de Diseno Textil SA	5,882	366,032

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
NH Hoteles SA * (a)	2,366	$54,147
Promotora de Informaciones SA (a)	2,061	46,032
Repsol SA	21,280	718,328
Sacyr Vallehermoso SA (a)	2,728	153,015
Sogecable SA * (a)	947	39,338
Telefonica SA	119,121	2,628,657
Union Fenosa SA (a)	2,758	148,907
Zeltia SA * (a)	4,277	38,896

		14,329,357
Sweden - 2.00%
Alfa Laval AB (a)	2,401	124,434
Assa Abloy AB, Series B (a)	8,299	190,694
Atlas Copco AB, Series A (a)	8,611	286,008
Atlas Copco AB, Series B (a)	5,280	168,190
Axfood AB (a)	774	30,583
Billerud Aktibolag AB (a)	1,407	21,100
Boliden AB (a)	7,500	165,356
Castellum AB (a)	4,220	61,020
D. Carnegie & Company AB	1,169	24,309
Electrolux AB - Series B (a)	7,276	184,375
Elekta AB, Series B (a)	2,390	43,027
Eniro AB (a)	4,678	59,103
Ericsson LM, Series B (a)	384,450	1,414,522
Fabege AB (a)	2,067	51,934
Getinge AB, Series B	4,381	99,726
Hennes & Mauritz AB, Series B (a)	12,382	712,613
Hoganas AG, B Shares (a)	753	19,081
Holmen AB, Series B (a)	1,371	56,430
Husqvarna AB, B Shares * (a)	7,276	120,052
Kungsleden AB	3,492	62,741
Lundin Petroleum AB, Series A * (a)	5,608	66,437
Modern Times Group AB, Series B * (a)	1,304	76,262
Nobel Biocare AG *	97	6,208
Nobia AB	1,200	49,134
Nordea Bank AB (a)	53,802	858,836
OMX AB	2,025	42,109
Oriflame Cosmetics AB	1,084	41,746
Sandvik AB (a)	25,900	459,789
SAS AB * (a)	2,054	37,713
Scania AB, Series B (a)	2,513	197,156
Securitas AB, B Shares (a)	7,699	117,387
Securitas Direct AB, B Shares *	7,699	21,383
Securitas Systems AB, B Shares *	7,699	26,784
Skandinaviska Enskilda Banken AB, Series A (a)	12,067	386,112
Skanska AB, Series B * (a)	10,059	223,935
SKF AB, Series B (a)	10,652	221,505
Ssab Svenskt Stal AB, Series A (a)	4,098	126,432
Ssab Svenskt Stal AB, Series B	1,554	44,607
Svenska Cellulosa AB, Series B (a)	4,892	261,936
Svenska Handelsbanken AB, Series A	13,139	390,317
Swedish Match AB (a)	8,153	145,611

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Tele2 AB, Series B (a)	8,596	$140,909
Telelogic AB * (a)	7,000	13,279
Teliasonera AB (a)	52,543	453,220
Trelleborg AB, Series B	2,154	55,971
Volvo AB, Series A (a)	2,478	213,212
Volvo AB, Series B (a)	5,604	471,750
Wihlborgs Fastigheter AB	640	13,744

		9,058,782
Switzerland - 5.38%
ABB, Ltd.	55,685	955,177
Adecco SA (a)	3,423	217,784
Ciba Specialty Chemicals AG (a)	1,841	121,534
Clariant AG *	6,357	109,305
Compagnie Financiere
Richemont AG, Series A (a)	14,038	786,642
Credit Suisse Group AG	31,144	2,239,615
Geberit AG	109	168,093
Givaudan AG (a)	159	147,382
Holcim, Ltd.	5,335	535,436
Kudelski SA (a)	1,029	36,320
Kuehne & Nagel International AG	1,500	123,639
Kuoni Reisen Holding AG, Series B *	81	48,696
Logitech International SA *	4,819	134,126
Lonza Group AG *	972	93,625
Micronas Semiconductor Holding AG * (a)	806	16,717
Nestle SA	10,810	4,218,895
Nobel Biocare Holding AG, Series BR	629	229,793
Novartis AG (a)	62,822	3,610,996
Phonak Holding AG	1,314	100,777
PSP Swiss Property AG *	1,343	81,958
Rieter Holdings AG	142	70,906
Roche Holdings AG	18,958	3,361,347
Schindler Holding AG	1,315	80,249
SIG Holding AG *	179	64,066
Societe Generale de Surveillance Holdings AG (a)	118	141,199
Straumann Holding AG	197	56,618
Sulzer AG	104	146,403
Swatch Group AG, BR shares	837	221,744
Swatch Group AG	1,296	69,417
Swiss Re	9,065	829,800
Swisscom AG	506	183,292
Syngenta AG * (a)	2,784	533,795
Synthes AG	1,249	154,503
UBS AG	53,969	3,213,394
Unaxis Holding AG * (a)	178	108,332
Zurich Financial Services AG	3,893	1,126,068

		24,337,643
Taiwan - 1.72%
Accton Technology Corp. *	13,000	8,486
Acer Sertek, Inc.	58,000	111,303
Advanced Semiconductor Engineering, Inc. *	82,000	97,265

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Advantech Company, Ltd.	6,000	$19,220
Asia Cement Corp.	34,000	32,880
Asia Optical Company, Inc.	4,000	17,770
Asustek Computer, Inc.	67,000	157,933
AU Optronics, Corp.	158,000	225,851
BenQ Corp. *	51,000	20,345
Catcher Technology Company, Ltd.	8,000	62,859
Cathay Financial Holdings Company, Ltd.	142,000	294,814
Cathay Real Estate Development Company,
Ltd. *	22,000	12,931
Chang Hwa Commercial Bank *	99,000	59,687
Cheng Shin Rubber Industry Company, Ltd.	15,000	14,007
Cheng Uei Precision Industry Company, Ltd.	6,000	20,852
Chi Mei Optoelectronics Corp.	94,000	98,005
China Airlines *	30,000	13,373
China Development Financial Holdings Corp.	218,000	97,174
China Motor Company	13,000	11,432
China Steel Corp.	215,000	242,354
Chinatrust Finance Holding Company, Ltd.	177,000	138,273
Chunghwa Picture Tubes, Ltd. *	140,000	26,781
Chunghwa Telecom Company, Ltd.	126,000	244,080
CMC Magnetics Corp. *	65,000	19,742
Compal Communications, Inc.	5,000	16,470
Compal Electronics, Inc.	81,000	68,540
Compeq Manufactuing Company, Ltd. *	23,000	10,218
Delta Electronics, Inc.	35,000	113,176
D-Link Corp.	16,000	28,093
E.Sun Financial Holding Company, Ltd.	68,000	40,792
Eternal Chemical Company, Ltd.	11,000	18,549
EVA Airways Corp.	30,000	12,149
Evergreen Marine Corp.	25,000	15,941
Far Eastern Textile, Ltd.	58,000	49,955
First Financial Holding Company, Ltd.	107,000	75,020
Formosa Chemicals & Fibre Corp.	71,000	136,250
Formosa Petrochemical Corp.	47,000	102,977
Formosa Plastic Corp.	104,000	197,377
Formosa Taffeta Company, Ltd.	18,000	15,530
Foxconn Technology Company, Ltd.	9,000	102,131
Fu Sheng Industrial Company, Ltd.	15,000	14,597
Fubon Group Company, Ltd.	89,000	80,151
Fuhwa Financial Holdings Company, Ltd. *	131,130	63,405
Giant Manufacturing Company, Ltd.	5,000	7,752
Gigabyte Technology Company, Ltd.	14,000	9,752
HannStar Display Corp. *	118,000	18,436
High Tech Computer Corp.	8,000	123,300
Hon Hai Precision Industry Company, Ltd.	105,520	707,931
Hua Nan Financial Holdings Company, Ltd.	88,000	65,953
InnoLux Display Corp. *	42,000	99,257
Inventec Appliances Corp.	5,000	12,194
Inventec Company, Ltd.	34,000	27,126
Kinpo Electronics, Inc.	25,000	9,444
Largan Precision Company, Ltd.	3,000	43,654
International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Lite-On Technology Corp.	65,000	$83,976
Macronix International Company, Ltd. *	67,000	27,739
MediaTek, Inc.	20,000	229,677
Mega Financial Holding Company, Ltd.	213,000	139,039
Micro-Star International Company, Ltd.	17,000	11,816
Mitac International	23,000	25,544
Nan Ya Plastics Corp.	129,000	241,704
Nan Ya Printed Circuit Board Corp.	5,000	33,092
Nien Made Enterprises Company, Ltd.	7,000	6,537
Novatek Microelectronics Corp., Ltd.	11,000	47,537
Optimax Technology Corp. *	10,000	4,760
Oriental Union Chemical Corp.	12,000	8,667
Phoenix Precision Technology Corp.	14,000	16,204
Phoenixtec Power Company, Ltd.	9,000	8,486
Polaris Securities Company, Ltd. *	50,560	22,385
Pou Chen Corp.	44,000	47,072
Powerchip Semiconductor Corp.	162,000	96,936
President Chain Store Corp.	11,000	26,927
Quanta Computer, Inc.	42,000	64,098
Realtek Semiconductor Corp.	17,000	37,350
Ritek Corp. *	53,000	12,557
Shin Kong Financial Holding Company, Ltd.	75,000	66,523
Siliconware Precision Industries Company	62,000	116,168
SinoPac Holdings Company, Ltd.	138,000	63,391
Synnex Technology International Corp.	17,000	21,064
Taishin Financial Holdings Company, Ltd. *	119,000	61,136
Taiwan Cellular Corp.	63,000	67,493
Taiwan Cement Corp.	74,000	62,393
Taiwan Fertilizer Company, Ltd.	17,000	28,256
Taiwan Glass Industrial Corp.	16,000	13,176
Taiwan Secom Company, Ltd.	6,000	9,592
Taiwan Semiconductor
Manufacturing Company, Ltd.	533,000	1,093,705
Tatung Company, Ltd. *	82,000	34,693
Teco Electric & Machinery Company, Ltd.	40,000	20,308
U-Ming Marine Transport Corp.	10,000	16,621
Uni-President Enterprises Corp.	65,000	62,270
United Microelectronics Corp.	446,000	257,437
Via Technologies Inc. *	23,000	24,397
Walsin Lihwa Corp. *	63,000	32,271
Wan Hai Lines, Ltd.	25,000	16,697
Waterland Financial Holdings	36,000	11,043
Winbond Electronics Corp. *	81,000	28,762
Wintek Corp.	21,000	17,865
Ya Hsin Industrial Company, Ltd.	22,000	15,225
Yageo Corp. *	56,000	22,847
Yang Ming Marine Transport Corp.	28,000	19,293
Yieh Phui Enterprise Company, Ltd.	23,000	9,244
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	28,000	11,254
Yulon Motor Company, Ltd.	17,000	19,112

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Zyxel Communications Corp.	9,000	$14,932

		7,762,808
Thailand - 0.21%
Advanced Info Service PLC	24,700	51,156
Airports of Thailand PCL	12,200	21,873
Aromatics Thailand PCL	6,800	9,039
Bangkok Bank PCL	9,700	32,383
Bangkok Bank PCL	23,100	80,689
Bangkok Expressway PCL	7,000	4,998
Banpu PCL, Reg.	4,100	25,601
BEC World PCL	25,900	17,453
C.P. Seven Eleven PCL	45,095	8,364
Charoen Pokphand Foods PCL	66,100	9,522
Delta Electronics Thailand PCL	7,200	3,405
Electricity Generating PCL	3,900	12,176
Hana Microelectronics PCL	16,000	12,983
IRPC PCL *	214,900	39,858
Italian-Thai Development PCL *	38,800	5,877
Kasikornbank PCL - Foreign Shares	32,500	67,311
Kasikornbank PCL	10,100	20,294
Kiatnakin Finance PCL	4,200	3,765
Kim Eng Securities Thailand PCL	2,200	1,075
Krung Thai Bank PCL	79,500	29,736
Land & Houses PCL, Foreign Shares	58,600	13,405
Land & Houses PCL	42,600	8,757
National Finance PCL	13,200	5,753
Precious Shipping PCL	6,100	4,224
PTT Chemical PCL	7,797	18,800
PTT Exploration & Production PCL	28,300	78,733
PTT PCL	20,600	137,546
Ratchaburi Electricity Generating Holding PCL	8,400	11,815
Sahaviriya Steel Industries PCL	106,100	3,575
Siam Cement PCL, Foreign Shares	8,400	62,318
Siam Cement PCL	3,700	26,992
Siam City Cement PCL	1,800	14,912
Siam Commercial Bank PCL	22,500	46,947
Siam Makro PCL	1,700	4,335
Thai Airways International PCL	14,500	19,610
Thai Union Frozen Products PCL - Foreign
Shares *	7,500	5,216
Thai Union Frozen Products PCL	1,400	969
Tisco Finance PLC	5,300	3,588
True Corp. PCL *	48,000	7,864

		932,917
Turkey - 0.24%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	1,139	7,124
Akbank AS	22,386	149,669
Akcansa Cimento AS	1,278	7,993
Aksigorta AS	3,270	16,103
Alarko Holding AS	1,826	4,463

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,508	$49,598
Arcelik AS	2,672	18,057
Aygaz AS *	2,436	6,760
Cimsa Cimento Sanayi ve Ticaret AS	892	6,413
Dogan Sirketler Grubu Holdings AS	14,027	23,395
Dogan Yayin Holding AS *	5,690	20,862
Dogus Otomotiv Servis ve Ticaret AS	1,031	4,707
Eregli Demir ve Celik Fabrikalari TAS	5,214	52,103
Ford Otomotiv Sanayi AS	1,875	16,445
HACI Omer Sabanci Holdings, AS	12,023	49,268
Hurriyet Gazetecilik AS	5,011	14,842
Ihlas Holding AS *	7,750	3,454
Is Gayrimenkul Yatirim Ortakligi AS	3,967	9,012
KOC Holdings AS *	6,759	30,612
Migros Turk TAS *	2,603	33,497
Petkim Petrokimya Holding AS *	2,188	11,168
Tofas Turk Otomobil Fabrik AS	3,340	12,726
Trakya Cam Sanayi AS	2,662	8,114
Tupras Turkiye Petrol Rafine AS	3,287	73,255
Turk Hava Yollari AS *	937	4,715
Turk Sise ve Cam Fabrikalari AS *	3,960	15,088
Turkcell Iletisim Hizmetleri AS	14,688	74,971
Turkiye Garanti Bankasi AS	25,249	113,448
Turkiye Is Bankasi AS	25,776	124,155
Turkiye Vakiflar Bankasi Tao - New Shares *	9,787	21,952
Turkiye Vakiflar Bankasi Tao	20,071	50,214
Ulker Gida Sanayi ve Ticaret AS	1,884	6,745
Vestel Elektronik Sanayi ve Tracaret AS *	2,061	5,245
Yapi ve Kredi Bankasi AS *	17,430	37,090

		1,083,263
United Kingdom - 17.94%
3i Group PLC	11,925	266,662
Aegis Group PLC	19,444	57,412
Aggreko PLC	7,664	76,638
AMEC PLC	9,708	101,281
Amvescap PLC	19,657	216,685
Anglo American PLC	37,789	1,991,306
ARM Holdings PLC (a)	40,599	107,089
Arriva PLC	5,685	83,258
AstraZeneca Group PLC	40,707	2,190,746
Astro All Asia Networks PLC, GDR	12,500	16,992
Aviva PLC	68,603	1,010,786
BAE Systems PLC	86,212	780,638
Barclays PLC	172,915	2,454,100
Barratt Developments PLC	5,781	125,745
BBA Aviation PLC	11,824	65,403
Bellway PLC	3,236	101,282
Berkeley Group Holdings PLC *	2,430	75,385
BG Group PLC	90,046	1,299,250
BHP Billiton PLC	63,358	1,413,044
BICC PLC	10,164	95,435

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Biffa PLC	9,468	$64,112
Boots Group PLC	22,175	448,071
Bovis Homes Group PLC	2,679	60,750
BP PLC	515,811	5,604,721
Britannic Group PLC	17,057	208,338
British Airways PLC *	16,044	153,488
British American Tobacco PLC	41,239	1,289,901
British Land Company PLC	14,063	422,986
British Sky Broadcasting Group PLC	29,346	325,801
Brixton PLC	7,322	73,290
BT Group PLC	218,729	1,307,817
Bunzl PLC	9,858	139,522
Burberry Group PLC	10,801	138,836
Cadbury Schweppes PLC	56,250	721,929
Capita Group PLC	15,501	208,251
Carnival PLC	4,560	219,825
Carphone Warehouse (a)	11,366	61,918
Cattles PLC	9,564	77,094
Centrica PLC	95,966	730,115
Charter PLC *	4,751	83,000
Close Brothers Group PLC	2,918	58,186
Cobham PLC	32,858	135,827
Collins Stewart PLC *	3,856	19,317
Compass Group PLC	53,090	355,317
Cookson Group PLC	5,796	70,908
Corus Group PLC	24,169	288,783
CSR PLC * (a)	2,427	31,101
Daily Mail and General Trust PLC	7,325	117,081
Davis Service Group PLC	5,279	60,530
De La Rue PLC	5,070	71,357
Diageo PLC	72,442	1,468,051
Dixons Group PLC	50,342	168,463
Electrocomponents PLC	12,926	73,661
EMAP PLC	6,007	89,452
EMI Group PLC	22,404	100,330
Enterprise Inns PLC	15,784	207,703
First Choice Holidays PLC	14,401	81,500
FirstGroup PLC	11,264	147,337
FKI PLC	7,917	18,117
Friends Provident Ethical Investment
Trust PLC	46,214	175,117
Galiform PLC *	18,547	56,863
Gallaher Group PLC	17,751	395,892
George Wimpey PLC	9,916	124,044
GKN PLC	20,652	155,089
GlaxoSmithKline PLC	152,695	4,198,997
Great Portland Estates PLC	5,069	77,430
Group 4 Securicor PLC	33,367	132,019
Hammerson PLC	7,475	254,996
Hanson PLC	17,843	287,131
Hays PLC	35,374	109,148
HBOS PLC	99,979	2,060,534

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
HMV Group PLC (a)	6,149	$13,375
Home Retail Group	22,691	198,317
HSBC Holdings PLC	306,829	5,372,379
ICAP PLC	11,417	119,223
IMI PLC	9,748	111,293
Imperial Chemical Industries PLC	32,560	320,464
Imperial Tobacco Group PLC	18,096	810,379
Inchcape PLC	13,212	148,371
Intercontinental Hotels Group PLC	9,759	241,279
International Power PLC	40,348	314,912
Intertek Group PLC	4,545	81,101
Invensys PLC *	23,699	135,519
Investec PLC	9,309	120,574
ITV PLC	98,447	211,229
J Sainsbury PLC	37,785	408,706
Johnson Matthey PLC	5,326	165,227
Kesa Electricals PLC	15,212	101,510
Kingfisher PLC	62,769	343,799
Ladbrokes PLC	15,190	120,351
Land Securities Group PLC	12,545	528,456
Legal & General Group PLC	171,065	535,405
Liberty International PLC	7,346	180,319
Lloyds TSB Group PLC	149,268	1,645,429
Logicacmg PLC	41,317	144,768
London Stock Exchange Group PLC	3,835	94,514
Man Group PLC	48,303	527,705
Marks & Spencer Group PLC	45,426	604,918
Meggitt PLC	18,736	110,089
Michael Page International PLC	9,614	101,342
Misys PLC	14,520	68,239
National Express Group PLC	3,921	97,405
National Grid PLC, ADR	72,310	1,135,150
Next Group PLC	6,307	279,214
Old Mutual PLC	140,479	453,779
Pearson PLC	21,407	367,449
Persimmon PLC	6,944	192,185
Premier Farnell PLC	7,074	28,441
Provident Financial PLC	7,595	120,201
Prudential PLC	64,015	904,124
Punch Taverns PLC	7,273	178,527
Rank Group PLC	13,037	52,416
Reckitt Benckiser PLC	16,315	849,770
Reed Elsevier PLC	33,611	401,932
Rentokil Initial PLC	50,179	161,003
Reuters Group PLC	35,459	325,265
Rexam PLC	14,843	160,697
Rio Tinto PLC	27,326	1,560,982
Rolls Royce Group *	2,771,447	5,592
Rolls-Royce Group PLC *	46,815	455,466
Royal Bank of Scotland Group PLC	83,884	3,276,009
Royal Dutch Shell PLC, A Shares	98,316	3,272,594
Royal Dutch Shell PLC, B Shares	73,316	2,440,432

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
SAB Miller PLC	23,301	$511,415
Schroders PLC	3,583	89,432
Scottish & Newcastle PLC	20,710	245,211
Scottish & Southern Energy PLC	22,440	680,691
Scottish Power PLC (a)	39,519	622,329
Serco Group PLC	13,175	119,298
Severn Trent PLC	6,312	178,172
Signet Group PLC	42,164	104,162
Slough Estates PLC	12,726	196,396
Smith & Nephew PLC	25,213	320,613
Smiths Group PLC	14,999	303,515
SSL International PLC	6,081	47,911
Stagecoach Group PLC	17,616	62,417
Standard Life PLC	54,344	338,036
Tate & Lyle PLC	11,745	132,937
Taylor Woodrow PLC	13,885	133,790
Tesco PLC	211,115	1,846,166
The Sage Group PLC	34,456	175,158
Tomkins PLC	21,110	110,949
Travis Perkins PLC	3,215	127,331
Trinity Mirror PLC	8,518	89,202
Tullett Prebon PLC *	3,856	36,661
Unilever PLC	33,331	1,004,495
United Business Media PLC	6,258	97,684
United Utilities PLC	23,065	343,014
Vodafone Group PLC	1,399,175	3,731,949
Whitbread PLC *	5,275	195,938
William Hill PLC	8,633	108,080
Wolseley PLC	17,363	407,062
WPP Group PLC	31,401	475,947
Xstrata PLC	16,444	845,483
Yell Group PLC	20,798	244,820
Yorkshire Water PLC	10,116	186,782

		81,170,054
United States - 0.01%
Canadian Natural Resources Ltd.	500	27,595
Southern Copper Corp.	154	11,036

		38,631

TOTAL COMMON STOCKS (Cost $324,661,554)		$439,308,190

PREFERRED STOCKS - 0.96%
Brazil - 0.68%
Aracruz Celulose SA	6,500	33,747
Banco Bradesco SA	16,100	328,412
Banco Itau Holding Financeira SA	13,722	479,171
Brasil Telecom Participacoes SA *	3,000,000	26,955
Braskem SA, A Shares	1,300	9,603
Centrais Eletricas Brasileiras SA	1,700,000	36,989
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	800,000	23,312
Cia de Bebidas das Americas, ADR	2,891	158,889

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Cia de Bebidas das Americas	240,000	$132,296
Cia de Gas de Sao Paulo	60,000	11,860
Cia de Tecidos do Norte de Minas - Coteminas	80,000	11,967
Cia Energetica de Sao Paulo *	3,649,049	49,623
Cia Energetica Minas Gerais	1,100,000	53,958
Cia Paranaense de Energia *	2,900,000	33,803
Cia Vale do Rio Doce	15,550	486,362
Duratex SA *	1,900	37,511
Eletropaulo Metropolitana de Sao Paulo SA *	505,856	23,585
Gerdau SA	4,050	74,273
Gol Linhas Aereas Inteligentes SA	1,400	42,700
Klabin SA, ADR	16,000	44,293
Lojas Americanas SA	800,000	50,510
NET Servicos de Comunicacao SA *	3,319	44,941
Petroleo Brasileiro SA	22,700	508,683
Sadia SA, ADR *	9,000	34,313
Tam SA	1,816	48,236
Tele Norte Leste Participacoes SA	4,000	55,464
Telemig Celular Participacoes SA	5,100,000	9,635
Telesp Celular Participacoes SA	12,700	44,163
Tim Participacoes SA	16,751,233	54,509
Usinas Siderurgicas de Minas Gerais SA	1,900	92,075
Votorantim Celulose e Papel SA *	1,500	27,523
Weg SA	3,700	27,853

		3,097,214
Germany - 0.16%
Porsche AG,	206	315,103
RWE AG	1,069	106,297
Volkswagen AG	2,769	285,262

		706,662
Italy - 0.02%
Unipol SpA	22,076	80,750
Russia - 0.03%
Surgutneftegaz SADR	1,920	154,560
South Korea - 0.07%
Hyundai Motor Company	1,000	39,220
LG Electronics, Inc.	470	17,334
Samsung Electronics Company, Ltd.	570	268,082

		324,636

TOTAL PREFERRED STOCKS (Cost $2,987,299)		$4,363,822

WARRANTS - 0.00%
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date 10/07/2009, strike
price IDR 400.00) *	33,314	694

TOTAL WARRANTS (Cost $316)		$694

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.00%
Australia - 0.00%
Suncorp-Metway (Expiration Date
04/05/2007, strike price AUD 15.50) *	2,010	$8,633
Hong Kong - 0.00%
Citic Holdings, Ltd. (Expiration Date
04/03/2007, strike price HKD 2.58) *	1,498	500
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, strike price JPY 1.00) *	6,534	3,326
Sweden - 0.00%
Fabege AB (Expiration Date 04/27/2007,
strike price SEK 5.38) *	2,067	1,593
United Kingdom - 0.00%
Meggitt PLC (Expiration Date 04/18/2007,
strike price GBP 200.00) *	6,261	12,232

TOTAL RIGHTS (Cost $500)		$26,284

SHORT TERM INVESTMENTS - 19.70%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class	$7,320,805	$7,320,805
State Street Navigator Securities Lending
Prime Portfolio (c)	81,775,249	81,775,249

TOTAL SHORT TERM INVESTMENTS
(Cost $89,096,054)		$89,096,054

Total Investments (International Equity Index Trust B)
(Cost $416,745,723) - 117.78%		$532,795,044
Liabilities in Excess of Other Assets - (17.78)%		(80,448,609)

TOTAL NET ASSETS - 100.00%		$452,346,435

The portfolio had the following five top industry concentrations as of
March 31, 2007 (as a percentage of total net assets):

Banking	13.86%
Telecommunications Equipment & Services	6.01%
Insurance	5.25%
International Oil	4.91%
Financial Services	4.81%

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.94%
Australia - 4.89%
CSL, Ltd.	120,988	$8,076,266
Macquarie Bank, Ltd. (a)	357,208	23,954,574
Macquarie Infrastructure Group, Ltd.	1,930,120	6,006,408

		38,037,248

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria - 2.95%
Erste Bank der Oesterreichischen
Sparkassen AG (a)	293,963	$22,920,433
Bermuda - 1.55%
Esprit Holdings, Ltd.	1,032,000	12,058,358
Brazil - 2.52%
Gafisa SA	329,791	4,164,432
Petroleo Brasileiro SA	12,983	1,291,938
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	161,416	14,117,444

		19,573,814
Canada - 1.93%
Canadian National Railway Company	166,791	7,362,155
Shoppers Drug Mart Corp.	171,725	7,618,816

		14,980,971
China - 1.89%
CNOOC, Ltd., ADR	81,605	7,151,046
Industrial & Commercial Bank of China *	13,514,000	7,575,229

		14,726,275
France - 10.99%
Accor SA	286,745	27,435,089
AXA Group SA	561,913	23,852,702
Compagnie de Saint-Gobain	76,122	7,449,118
Electricite de France	21,178	1,777,581
JC Decaux SA	312,896	9,243,944
Veolia Environnement SA	210,732	15,686,833

		85,445,267
Germany - 4.39%
Continental AG	229,254	29,667,050
Linde AG	41,131	4,436,446

		34,103,496
Hong Kong - 6.37%
China Merchants Holdings International
Company, Ltd.	1,882,000	7,948,245
China Mobile, Ltd.	2,554,000	23,239,576
Melco PBL Entertainment Macau, Ltd., ADR * (a)	665,955	10,748,514
Shangri-La Asia, Ltd.	3,081,222	7,610,585

		49,546,920
India - 1.08%
ICICI Bank, Ltd., SADR (a)	228,989	8,415,346
Italy - 3.37%
Banca Intesa SpA (a)	3,449,400	26,226,215
Japan - 12.76%
Advantest Corp. (a)	152,300	6,775,222
Chugai Pharmaceutical Company, Ltd. (a)	674,600	17,099,545
Daikin Industries, Ltd. (a)	247,375	8,627,036
Marubeni Corp.	1,777,000	10,822,371
Mitsui Trust Holdings, Inc.	1,066,000	10,536,231
Mizuho Financial Group, Inc.	1,333	8,605,852
Nippon Electric Glass Company, Ltd.	232,042	4,075,760
Toyota Motor Corp. (a)	358,865	23,046,236

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yamada Denki Company, Ltd. (a)	103,272	$9,645,103

		99,233,356
Mexico - 5.72%
America Movil SA de CV, Series L	330,308	15,785,419
Cemex SA, ADR *	235,228	7,703,717
Fomento Economico Mexicano SA de CV,
SADR	76,037	8,393,725
Grupo Televisa SA, SADR	422,159	12,580,338

		44,463,199
Netherland Antilles - 0.48%
Schlumberger, Ltd.	54,022	3,732,920
Singapore - 1.37%
CapitaLand, Ltd. *	2,016,413	10,630,534
Sweden - 0.54%
Volvo AB, Series B (a)	49,810	4,193,055
Switzerland - 16.04%
ABB, Ltd.	460,754	7,903,417
Actelion, Ltd. *	17,055	3,983,860
Holcim, Ltd. (a)	115,815	11,623,524
Lonza Group AG * (a)	166,729	16,059,663
Nestle SA (a)	45,237	17,654,965
Roche Holdings AG (a)	113,951	20,204,078
Swiss Re (a)	127,596	11,679,990
Syngenta AG * (a)	84,135	16,131,772
UBS AG	327,736	19,513,887

		124,755,156
United Kingdom - 16.10%
BAE Systems PLC	2,157,843	19,538,985
British Sky Broadcasting Group PLC	692,024	7,682,889
Diageo PLC	570,460	11,560,480
Man Group PLC	1,388,266	15,166,661
Northern Rock PLC	684,719	15,432,710
Reckitt Benckiser PLC	150,776	7,853,195
Royal Bank of Scotland Group PLC	422,522	16,501,192
Tesco PLC	3,599,809	31,479,746

		125,215,858

TOTAL COMMON STOCKS (Cost $657,105,346)		$738,258,421

SHORT TERM INVESTMENTS - 15.25%
State Street Navigator Securities
Lending Prime Portfolio (c)	$118,568,292	$118,568,292

TOTAL SHORT TERM INVESTMENTS
(Cost $118,568,292)		$118,568,292

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 5.57%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$43,353,613 on 04/2/2007,
collateralized by $355,000 Federal
Home Loan Bank, 5.625% due
03/14/2036 (valued at $374,081,
including interest) and $340,000
Federal Home Loan Mortgage
Corp., 6.75% due 03/15/2031
(valued at $409,700, including
interest) and $1,735,000 Federal
National Mortgage Association,
6.30% due 12/12/2026 (valued at
$1,750,181, including interest) and
$14,095,000 Federal National
Mortgage Association, 5.80% due
02/09/2026 (valued at
$14,165,475, including interest)
and $2,345,000 Federal National
Mortgage Association, 6.125% due
08/17/2026 (valued at $2,424,144,
including interest) and
$24,235,000 Federal National
Mortgage Association, 5.45% due
10/18/2021 (valued at
$25,083,225, including interest) (c)	$43,337,001	$43,337,001

TOTAL REPURCHASE AGREEMENTS
(Cost $43,337,001)		$43,337,001

Total Investments (International Opportunities Trust)
(Cost $819,010,639) - 115.76%		$900,163,714
Liabilities in Excess of Other Assets - (15.76)%		(122,580,215)

TOTAL NET ASSETS - 100.00%		$777,583,499

The portfolio had the following five top industry concentrations as of
March 31, 2007 (as a percentage of total net assets):

Banking	17.38%
Financial Services	6.92%
Retail Grocery	5.03%
Cellular Communications	5.02%
Insurance	4.57%

International Small Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.61%
Australia - 5.12%
Billabong International, Ltd.	410,076	$5,549,835
Downer EDI, Ltd.	1,861,465	10,288,182
Iluka Resources, Ltd.	314,161	1,499,571
PaperlinX, Ltd.	3,503,799	11,840,622

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Repco Corp., Ltd. * (a)	4,155,135	$5,724,444

		34,902,654
Belgium - 1.00%
Barco NV	73,355	6,782,982
Bermuda - 5.57%
Bio-Treat Technology, Ltd. (a)	9,066,000	5,018,577
Giordano International, Ltd. (a)	8,686,017	4,224,176
Ngai Lik Industrial Holding, Ltd.	20,564,201	1,684,339
People's Food Holdings, Ltd.	14,849,370	14,678,609
Texwinca Holdings, Ltd. (a)	11,845,324	7,973,893
Yue Yuen Industrial Holdings, Ltd. (a)	1,292,553	4,375,339

		37,954,933
Brazil - 0.62%
Companhia de Saneamento de Minas Gerais *	329,500	4,224,769
Canada - 10.89%
Abitibi-Consolidated, Inc.	2,036,300	5,687,298
ATS Automation Tooling Systems, Inc. *	452,500	3,238,030
Domtar Corp. *	687,390	6,266,345
Dorel Industries, Inc., Class B	251,200	8,159,806
Legacy Hotels Real Estate Investment Trust,
REIT	849,991	9,989,919
MDS, Inc.	451,384	8,554,723
North West Company	635,904	9,503,535
Open Text Corp. *	490,902	10,938,739
Quebecor World, Inc.	569,859	7,186,877
Saxon Energy Services, Inc. *	1,370,100	4,741,694

		74,266,966
Cayman Islands - 0.62%
Chitaly Holdings, Ltd.	6,728,000	1,231,288
TCL Communication Technology
Holdings, Ltd. *	93,375,008	2,987,503

		4,218,791
China - 3.71%
BYD Company, Ltd., H Shares * (a)	1,437,246	7,099,964
China Oilfield Services Ltd., H shares (a)	11,551,315	9,298,647
Sinotrans, Ltd., H Shares	22,156,000	8,875,103

		25,273,714
Denmark - 1.27%
Vestas Wind Systems AS *	154,845	8,684,871
Finland - 3.20%
Amer Sport Oyj, Series A (a)	455,700	10,001,133
Elcoteq SE, Series A	320,330	3,380,152
Huhtamaki Oyj * (a)	508,814	8,431,249

		21,812,534
Germany - 2.94%
Jenoptik AG * (a)	1,004,361	10,463,787
Vossloh AG (a)	99,900	9,607,632

		20,071,419

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong - 4.50%
China Pharmaceutical Group, Ltd. *	15,436,705	$2,607,752
China Resource Power Holdings, Ltd.	3,720,559	5,694,782
Dah Sing Financial Group	628,929	5,489,385
Fountain Set Holdings, Ltd. (a)	16,101,998	5,605,139
Lerado Group Holdings Company, Ltd.	13,967,612	1,966,313
Travelsky Technology, Ltd., Class H (a)	1,799,302	3,168,547
Weiqiao Textile Company, Ltd., Class H	4,243,746	6,137,133

		30,669,051
Indonesia - 0.48%
Astra International Tbk PT	2,284,706	3,304,999
Japan - 5.23%
Meitec Corp. (a)	164,466	5,315,960
Nichii Gakkan Company, Ltd. (a)	508,900	9,198,422
Sohgo Security Services Company, Ltd. (a)	631,986	11,611,362
Takuma Company, Ltd. (a)	1,140,000	7,747,714
Tokyo Individualized Educational Institute, Inc. (a)	803,556	1,797,603

		35,671,061
Luxembourg - 0.46%
Thiel Logistik AG * (a)	816,376	3,133,529
Mexico - 0.47%
Promotora Ambiental SA de CV, Class B *	1,491,200	3,233,228
Netherlands - 7.19%
Aalberts Industries NV	42,007	4,153,963
Draka Holding NV * (a)	311,096	11,341,797
Imtech NV	60,669	4,369,323
OPG Groep NV	95,079	11,921,131
SBM Offshore NV	158,248	5,712,191
Vedior NV (a)	518,130	11,516,787

		49,015,192
Philippines - 0.12%
PNOC Energy Development Corp. *	6,700,000	847,047
Singapore - 2.21%
Cerebos Pacific, Ltd.	317,209	694,016
Huan Hsin Holdings, Ltd.	2,450,627	872,081
Osim International, Ltd. (a)	5,422,237	3,358,860
Venture Corp., Ltd.	1,057,000	10,169,824

		15,094,781
South Korea - 5.94%
Daeduck Electronics Company, Ltd.	513,650	4,220,136
Daegu Bank	303,370	5,513,766
Halla Climate Control Company, Ltd.	788,730	8,274,183
Pusan Bank	880,760	13,105,851
Sindo Ricoh Company, Ltd.	87,910	4,858,713
Youngone Corp.	859,380	4,535,071

		40,507,720
Sweden - 1.12%
D. Carnegie & Company AB (a)	367,065	7,633,010
Switzerland - 1.85%
Kuoni Reisen Holding AG, Series B *	6,082	3,656,423

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Verwaltungs-und Privat-Bank AG	36,437	$8,954,499

		12,610,922
Taiwan - 10.08%
Acbel Polytech, Inc.	6,720,326	3,229,168
BenQ Corp. *	5,171,000	2,062,774
D-Link Corp.	13,300,320	23,352,934
Fu Sheng Industrial Company, Ltd.	5,410,496	5,264,974
Giant Manufacturing Company, Ltd.	985,000	1,527,063
KYE System Corp.	4,251,958	5,171,995
Pihsiang Machinery Manufacturing Company,
Ltd.	3,527,000	7,653,025
Simplo Technology Company, Ltd.	1,762,000	9,132,155
Ta Chong Bank, Ltd.	13,896,000	4,367,434
Taiwan Fu Hsing Industrial Company, Ltd.	2,863,310	2,383,928
Test-Rite International Company, Ltd.	8,205,171	4,599,756

		68,745,206
Thailand - 4.23%
Bank of Ayudhya PLC	11,406,200	7,615,886
BEC World PCL	5,150,502	3,470,818
Glow Energy PCL	9,359,024	9,257,767
Total Access Communication PCL * (a)	1,880,041	8,497,785

		28,842,256
United Kingdom - 11.88%
Bodycote International PLC	1,422,292	8,700,100
Burberry Group PLC	505,201	6,493,842
Fiberweb PLC *	864,600	3,612,329
FKI PLC	5,400,490	12,358,064
Future PLC	7,431,290	6,143,811
Game Group PLC	8,007,545	22,146,241
iSOFT Group PLC * (a)	3,711,134	2,520,287
John Wood Group PLC	1,123,945	5,945,903
Yule Catto & Company PLC	2,795,722	13,125,223

		81,045,800
United States - 1.91%
GSI Group, Inc. *	583,548	5,782,961
Steiner Leisure, Ltd. *	161,154	7,248,707

		13,031,668

TOTAL COMMON STOCKS (Cost $475,099,903)		$631,579,103

SHORT TERM INVESTMENTS - 15.90%
Dresdner Bank AG Euro Dollar Time Deposit
5.40% due 04/02/2007	$19,235,000	$19,235,000
State Street Navigator Securities Lending
Prime Portfolio (c)	89,160,416	89,160,416

TOTAL SHORT TERM INVESTMENTS
(Cost $108,395,416)		$108,395,416

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$52,020 on 04/02/2007,
collateralized by $55,000 Federal
Home Loan Mortgage Corp., zero
coupon due 04/09/2007 (valued at
$54,656, including interest) (c)	$52,000	$52,000

TOTAL REPURCHASE AGREEMENTS
(Cost $52,000)		$52,000

Total Investments (International Small Cap Trust)
(Cost $583,547,319) - 108.52%		$740,026,519
Liabilities in Excess of Other Assets - (8.52)%		(58,073,779)

TOTAL NET ASSETS - 100.00%		$681,952,740

The portfolio had the following five top industry concentrations as of
March 31, 2007 (as a percentage of total net assets):

Apparel & Textiles	5.85%
Banking	5.80%
Electrical Equipment	5.63%
Computers & Business Equipment	5.60%
Software	4.17%

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.81%
Australia - 5.81%
ABB Grain, Ltd., Series B (a)	23,976	$150,001
Adelaide Bank, Ltd.	18,448	205,566
Adelaide Brighton, Ltd.	109,968	305,675
Alesco Corp., Ltd.	17,690	179,200
Allegiance Mining NL *	100,467	58,214
Amadeus Energy, Ltd. *	46,414	29,527
Amalgamated Holdings, Ltd.	6,136	32,322
Ansell, Ltd.	23,799	223,726
APA Group (a)	69,755	236,858
Aquila Resources, Ltd. *	15,222	57,362
ARB Corp., Ltd.	16,596	57,563
ARC Energy, Ltd. *	36,597	39,445
Aspen Group, Ltd.	42,074	81,491
Ausdrill, Ltd.	40,236	65,215
Auspine, Ltd.	12,922	37,490
Austal, Ltd.	38,731	98,871
Austar United Communications, Ltd. *	94,934	120,018
Austereo Group, Ltd.	66,947	111,220
Australian Agricultural Company, Ltd.	56,610	109,187
Australian Infrastructure Fund	59,785	133,722
Australian Worldwide Exploration, Ltd. *	75,123	173,507

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
AVJennings, Ltd.	46,839	$46,689
Babcock & Brown Environmental
Investments, Ltd. *	19,027	16,961
Bank of Queensland, Ltd. (a)	16,294	228,705
BayCorp Advantage, Ltd.	44,030	117,037
Beach Petroleum, Ltd. (a)	118,731	120,274
Bendigo Mining, Ltd. * (a)	69,546	22,544
Blackmores, Ltd.	1,048	18,685
Bolnisi Gold NL *	54,549	130,851
Boom Logistics, Ltd.	25,797	73,798
Bradken, Ltd.	11,400	81,392
Cabcharge Australia, Ltd. (a)	18,829	162,509
Campbell Brothers, Ltd.	10,176	182,250
Candle Australia, Ltd.	16,085	43,016
CBH Resources, Ltd. * (a)	158,056	64,685
Cellestis, Ltd. *	15,855	47,541
Chandler Macleod, Ltd.	22,000	20,503
Citigold Corp., Ltd. *	163,943	56,465
City Pacific, Ltd. (a)	14,564	50,633
Clinuvel Pharmaceuticals, Ltd. *	69,980	69,188
Coates Hire, Ltd.	22,908	91,152
Commander Communications, Ltd. (a)	51,239	83,463
Compass Resources NL *	15,577	67,662
ConnectEast Group *	182,325	220,895
Consolidated Rutile, Ltd.	71,020	39,425
Corporate Express Australia, Ltd. (a)	17,731	90,382
Count Financial, Ltd.	25,369	54,481
Crane Group, Ltd.	16,065	213,773
David Jones, Ltd. (a)	95,304	351,416
Devine, Ltd.	28,210	33,149
Downer EDI, Ltd.	22,616	124,998
Duet Group	46,773	124,328
Emitch, Ltd.	42,635	43,189
Energy Developments, Ltd.	25,577	100,942
Envestra, Ltd.	185,321	186,979
Equigold NL	27,470	36,398
ERG, Ltd. *	153,745	26,165
Felix Resources, Ltd. *	11,202	45,391
FKP Property Group, Ltd. (a)	36,748	217,397
Fleetwood Corp., Ltd.	8,292	60,344
Flight Centre, Ltd.	5,565	73,872
Forest Enterprises Australia, Ltd.	82,620	49,212
Funtastic, Ltd. (a)	29,541	45,247
Futuris Corp., Ltd. (a)	114,983	201,274
Gindalbie Metals, Ltd. *	113,603	53,397
GrainCorp., Ltd.	3,922	33,055
Grange Resources Corp., Ltd. *	7,033	8,720
GRD, Ltd.	27,036	47,326
Great Southern Plantations, Ltd. (a)	44,803	73,343
GUD Holdings, Ltd.	13,446	89,897
Gunns, Ltd. (a)	87,525	221,303
GWA International, Ltd.	40,169	130,212

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Healthscope, Ltd.	27,411	$122,174
Herald Resources, Ltd. *	37,212	32,268
Heron Resources, Ltd. *	57,417	59,327
Hills Industries, Ltd.	39,257	175,931
Housewares International, Ltd.	26,318	57,373
IBA Health, Ltd.	61,695	65,497
IBT Education, Ltd.	26,000	41,087
Incitec Pivot, Ltd. (a)	9,456	379,325
Independence Group NL (a)	20,656	83,196
Indophil Resources NL *	85,202	51,786
Infomedia, Ltd.	86,555	49,802
Invocare, Ltd.	25,259	116,474
IOOF Holdings, Ltd.	13,914	112,308
Iress Market Technology, Ltd.	19,452	127,845
IWL, Ltd.	11,971	47,633
JB Hi-Fi, Ltd. (a)	21,677	132,807
Jubilee Mines NL (a)	15,147	215,060
Just Group, Ltd.	47,100	159,168
Kagara Zinc, Ltd.	9,345	38,850
Kingsgate Consolidated, Ltd. (a)	11,718	45,107
Lihir Gold, Ltd. *	13,702	36,199
MacArthur Coal, Ltd.	23,956	92,022
Macmahon Holdings, Ltd.	75,611	52,084
McGuigan Simeon Wines, Ltd. *	16,663	39,566
McPherson's, Ltd.	12,171	28,406
Metabolic Pharmaceuticals, Ltd. *	61,498	7,227
MFS, Ltd.	14,333	61,562
Mincor Resources NL	57,399	142,805
Mineral Deposits, Ltd. *	39,608	48,147
Monadelphous Group, Ltd.	9,154	78,783
Mortgage Choice, Ltd.	20,900	51,828
Mount Gibson Iron, Ltd. *	64,184	41,612
MYOB, Ltd.	26,268	24,906
National Hire Group, Ltd.	32,653	42,339
New Hope Corp., Ltd.	61,975	76,592
Oakton, Ltd.	15,761	56,839
Oceana Gold, Ltd. *	73,000	44,074
Pacific Brands, Ltd.	21,200	52,744
Pan Australian Resources, Ltd. *	123,891	43,675
PaperlinX, Ltd.	100,322	339,024
Peet & Company, Ltd.	16,000	51,866
Peptech, Ltd. *	37,842	57,501
Perilya, Ltd.	44,573	130,761
Perseverance Corp., Ltd. *	132,299	39,670
Petsec Energy, Ltd. *	36,299	55,598
Pharmaxis, Ltd. *	25,612	66,834
PMP, Ltd. *	46,636	68,029
Port Bouvard, Ltd.	13,502	27,902
Primary Health Care, Ltd.	18,301	180,940
Primelife Corp., Ltd. *	34,348	29,367
Programmed Maintenance Services, Ltd.	13,573	56,648
RCR Tomlinson, Ltd.	26,425	39,403

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Resolute Mining, Ltd. * (a)	32,190	$36,000
Ridley Corp., Ltd.	35,124	32,165
Roc Oil Company, Ltd. * (a)	62,957	151,020
Rural Press, Ltd.	18,777	206,950
SAI Global, Ltd.	16,551	48,554
Sally Malay Mining, Ltd. *	47,417	151,401
Select Harvests, Ltd.	8,203	74,454
ServCorp, Ltd.	14,294	57,919
Silex Systems, Ltd. *	13,874	120,305
Sino Gold, Ltd. * (a)	12,685	64,352
Sino Strategic International, Ltd. *	11,948	27,208
Skilled Group, Ltd.	12,793	56,088
Smorgon Steel Group, Ltd.	80,017	132,285
SMS Management & Technology, Ltd.	17,762	67,941
Southern Cross Broadcasting Australia, Ltd.	3,175	42,712
Specialty Fashion Group, Ltd.	51,249	81,195
Spotless Group, Ltd. (a)	34,816	130,635
St. Barbara, Ltd. *	100,515	42,765
Straits Resources, Ltd.	31,496	95,461
STW Communications Group, Ltd. (a)	36,346	92,193
Summit Resources, Ltd. *	45,077	180,825
Sunland Group, Ltd.	71,238	193,977
Tassal Group, Ltd.	25,820	54,195
Ten Network Holdings, Ltd.	71,632	183,440
Thakral Holdings Group	138,389	102,618
TimberCorp., Ltd. (a)	38,496	57,403
Tower Australia Group, Ltd. *	43,474	95,125
Transfield Services, Ltd. (a)	33,192	320,634
Village Roadshow Company, Ltd. *	16,056	42,939
Vision Group Holdings, Ltd.	13,907	32,796
Wattyl, Ltd.	12,746	34,190
Western Areas NL *	30,734	120,549
WHK Group, Ltd.	27,291	49,541

		14,756,499
Austria - 0.47%
Andritz AG (a)	727	182,586
BWT AG	1,062	61,571
Intercell AG * (a)	5,516	180,739
Mayr-Melnhof Karton AG	455	101,635
Palfinger AG (a)	926	143,658
RHI AG * (a)	4,496	222,299
Wienerberger Baustoffindustrie AG	4,257	266,163
Wolford AG *	866	43,432

		1,202,083
Belgium - 0.99%
Arinso International NV *	1,589	43,565
Barco NV	2,370	219,149
Bekaert SA	2,800	381,100
CFE (CIE Francois D'enter)	43	66,595
Compagnie Maritime Belge SA (a)	1,318	87,606
Deceuninck NV (a)	2,341	73,419

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Duvel Moortgat SA	903	$47,172
Elia System Operator SA/NV	872	35,919
Euronav NV (a)	4,100	138,125
Exmar NV	1,782	58,652
Icos Vision Systems NV *	912	38,250
Ion Beam Applications SA *	2,557	74,208
Kinepolis Group NV	908	69,461
Melexis NV	5,118	96,512
Nord-Sumatra Investissements SA *	48	38,196
Omega Pharma SA	3,831	295,426
Option NV * (a)	4,632	84,683
Roularta Media Group NV	1,549	131,445
SA D'Ieteren Trading NV	641	265,755
Tessenderlo Chemie NV	4,697	228,154
Van De Velde NV	967	48,058

		2,521,450
Bermuda - 0.26%
Cafe de Coral Holdings, Ltd.	56,000	101,195
China Oriental Group Company, Ltd.	561,807	186,938
Digital China Holdings, Ltd.	95,000	37,325
Giordano International, Ltd.	200,000	97,264
Smartone Telecommunications Holdings, Ltd.	48,000	55,471
South China Morning Post, Ltd.	132,000	47,639
Texwinca Holdings, Ltd.	218,000	146,751

		672,583
Canada - 4.64%
Aastra Technologies, Ltd. *	4,600	132,905
Abitibi-Consolidated, Inc.	29,800	83,230
AEterna Zentaris, Inc. *	7,500	28,428
Agricore United	5,400	77,283
Alberta Clipper Energy, Inc. *	7,700	28,919
Algoma Steel, Inc. *	3,500	158,652
Amerigo Resources, Ltd. *	13,600	28,901
Angiotech Pharmaceuticals, Inc. *	9,100	49,174
Antrim Energy, Inc. *	17,800	74,881
Atrium Biotechnologies, Inc. *	1,559	23,002
ATS Automation Tooling Systems, Inc. *	5,300	37,926
AUR Resources, Inc.	6,900	145,433
Axcan Pharma, Inc. *	6,900	114,491
Axia NetMedia Corp. *	1,300	7,183
Ballard Power Systems, Inc. *	24,100	133,157
Boralex, Inc., Class A *	2,500	30,358
Bow Valley Energy, Ltd. *	1,300	6,766
BPO Properties, Ltd.	150	8,976
Breakwater Resources, Ltd. *	63,500	102,997
Calfrac Well Services, Ltd.	1,600	26,729
Canadian Hydro Developers, Inc. *	20,200	110,383
Canadian Superior Energy, Inc. *	10,500	26,685
Canadian Western Bank	10,566	232,875
Canam Group, Inc., Class A	4,800	42,300
Canfor Corp. *	7,600	69,546

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Cangene Corp. *	1,500	$10,604
CanWest Global Communications Corp. *	5,500	52,763
Cardiome Pharma Corp. *	8,800	89,687
Cascades, Inc.	20,150	203,615
Catalyst Paper Corp. *	48,200	150,507
CCL Industries, Inc., Class B	3,000	96,669
Celtic Exploration, Ltd. *	2,800	31,330
Certicom Corp. *	7,300	29,443
CHC Helicopter Corp., Class A	3,000	60,942
Clarke, Inc.	900	12,443
Cogeco Cable, Inc.	2,200	78,905
COM DEV International, Ltd. *	8,800	44,271
Constellation Copper Corp. *	18,000	22,170
Corus Entertainment, Inc., Class B *	1,000	38,208
Cott Corp. *	8,800	116,936
Crystallex International Corp. *	23,900	87,689
Dalsa Corp. *	1,600	16,668
Denison Mines Corp. *	27,128	333,188
Descartes Systems Group, Inc. *	3,400	14,893
Domtar Corp. *	70,400	641,776
Dorel Industries, Inc., Class B	5,300	172,162
Draxis Health, Inc. *	7,000	44,930
Dundee Corp., Class A *	1,050	48,570
Dundee Wealth Management, Inc.	14,558	200,143
Dynatec Corp. *	62,200	180,196
Emergis, Inc. *	22,800	125,777
EnerFlex Systems Income Fund	8,104	79,782
Equitable Group, Inc.	400	11,363
FirstService Corp. *	2,600	71,715
Flint Energy Services, Ltd. *	4,800	104,044
FNX Mining Company, Inc. *	4,500	98,751
Forzani Group, Ltd., Class A *	9,822	166,128
Galleon Energy, Inc. *	11,400	167,208
Garda World Security Corp. *	2,300	38,104
Genesis Land Development Corp. *	5,200	24,762
Gennum Corp.	3,042	31,689
Gentry Resources, Ltd. *	6,484	20,134
Golden Star Resources, Ltd. *	27,600	121,374
Great Basin Gold, Ltd. *	23,700	47,692
Great Canadian Gaming Corp. *	2,000	20,574
Greystar Resources, Ltd. *	1,600	12,490
Heroux-Devtek, Inc. *	1,300	10,092
High River Gold Mines, Ltd. *	23,700	44,197
Home Capital Group, Inc.	4,000	121,884
Husky Injection Molding Systems, Ltd.	9,300	62,113
Hydrogenics Corp. *	18,000	17,330
Imaging Dynamics Company, Ltd. *	12,600	20,765
Imax Corp. *	9,568	48,550
Imperial Metals Corp. *	1,400	12,447
International Forest Products, Ltd., Class A *	5,100	35,743
International Royalty Corp.	10,400	61,568
Intertape Polymer Group, Inc. *	8,100	33,372

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Iteration Energy, Ltd. *	3,473	$17,321
Ivanhoe Energy, Inc. *	25,300	49,156
Killam Properties, Inc.	13,597	30,310
Kingsway Financial Services, Inc.	11,743	220,111
Kirkland Lake Gold, Inc. *	6,300	54,044
Labopharm, Inc. *	13,500	77,166
Laurentian Bank of Canada	7,100	205,690
Leon's Furniture, Ltd.	889	38,555
Linamar Corp.	35,408	484,944
MacDonald Dettwiler & Associates, Ltd. *	1,200	49,899
Major Drilling Group International Company,
Inc. *	2,400	65,386
Martinrea International, Inc. *	8,593	110,683
Mega Brands, Inc. *	4,900	107,784
Miramar Mining Corp. *	19,200	90,762
Neo Material Technologies, Inc. *	8,700	28,675
Neurochemical Company, Inc. *	2,400	36,014
Norbord, Inc.	13,800	98,631
North American Palladium, Ltd. *	4,900	35,914
Northern Orion Resources, Inc. *	42,098	168,699
Northgate Minerals Corp. *	26,500	93,551
NuVista Energy, Ltd. *	3,900	50,437
Open Text Corp. *	8,000	178,264
Pason Systems, Inc.	7,700	95,641
Patheon, Inc. *	20,772	84,681
Pearl Exploration & Production Company, Ltd. *	6,150	22,138
Peru Copper, Inc. *	10,100	41,612
Petaquilla Minerals Company, Ltd. *	6,500	12,122
Petrobank Energy & Resources, Ltd. *	6,300	131,148
QLT, Inc. *	27,400	213,420
Quebecor World, Inc.	5,100	64,320
Queenstake Resources, Ltd. *	10,500	1,412
Quest Capital Corp.	39,200	106,424
Rally Energy Corp. *	19,600	93,333
Real Resources, Inc. *	6,500	55,196
Richelieu Hardware, Ltd. *	1,800	36,534
Rio Narcea Gold Mines, Ltd. *	20,900	81,939
Rockwater Capital Corp., Ltd. *	3,400	22,443
Saskatchewan Wheat Pool, Inc. *	21,500	152,732
Savanna Energy Services Corp. *	3,200	53,597
Semafo, Inc. *	11,600	18,614
ShawCor, Ltd., Class A	1,400	33,430
Sierra Wireless, Inc. *	7,000	109,897
Silvercorp Metals, Inc. *	2,000	32,093
Sino-Forest Corp. *	33,200	377,240
St. Lawrence Cement Group, Inc., Class A	3,400	117,963
Stantec, Inc. *	6,800	187,267
Stella-Jones, Inc. *	400	11,692
Stratos Global Corp. *	6,300	35,792
SunOpta, Inc. *	3,700	43,967
Systems Xcellence, Inc. *	3,400	64,172
Tahera Diamond Corp. *	20,000	18,215

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Tanzanian Royalty Exploration Corp. *	18,000	$92,740
Tenke Mining Corp. *	5,200	80,284
Tesco Corp. *	8,000	213,236
TLC Vision Corp. *	9,000	47,697
Transat A.T., Inc., Class B	4,200	128,379
Transcontinental, Inc., Class A	1,600	29,657
Uni-Select, Inc.	1,730	46,668
Van Houtte, Inc.	1,989	42,596
Vitran Corp., Inc. *	600	11,866
Western Financial Group, Inc. *	3,500	14,420
WestJet Airlines Company, Ltd. *	6,800	91,127
Wi-LAN, Inc. *	7,300	38,181
Xantrex Technology, Inc. *	2,400	19,485
YM Biosciences, Inc. *	11,000	17,651
Zarlink Semiconductor, Inc. *	36,500	75,666
ZCL Composites, Inc.	4,500	53,474

		11,783,693
China - 0.06%
Chaoda Modern Agriculture Holdings, Ltd.	56,000	39,274
China Travel International Investment
Hong Kong, Ltd.	174,000	81,279
Solomon Systech International, Ltd.	204,000	32,113

		152,666
Denmark - 1.29%
Alm. Brand Skadesforsikring A/S *	2,600	174,060
Amagerbanken A/S (a)	2,125	146,456
Bang & Olufsen A/S, B Series (a)	2,200	272,845
Capinordic A/S *	7,100	34,406
Det Ostasiatiske Kompagni A/S (a)	3,600	173,162
DFDS A/S (a)	600	80,766
EDB Gruppen A/S, Series B *	800	32,737
Fionia Bank A/S (a)	170	49,490
Fluegger A/S, Series B	250	30,377
Forstaedernes Bank A/S * (a)	3,900	159,244
Genmab A/S *	5,600	341,730
IC Companys A/S (a)	1,800	102,573
Lan & Spar Bank A/S	300	23,907
NeuroSearch A/S *	3,600	165,409
NKT Holding A/S (a)	4,000	321,628
Parken Sport & Entertainment A/S *	450	127,610
Ringkjoebing Bank A/S *	100	17,679
Ringkjoebing Landbobank A/S	270	52,094
Roskilde Bank A/S	430	48,467
Royal UNIBREW A/S	900	109,034
Schouw & Company A/S	1,700	133,641
SimCorp. A/S (a)	950	193,013
Sjaelso Gruppen A/S	150	50,344
Spar Nord Bank A/S	7,125	177,113
Sparbank Vest A/S (a)	670	53,031
TK Development A/S * (a)	7,000	140,084

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Vestjysk Bank A/S	1,015	$57,038

		3,267,938
Finland - 1.80%
Alma Media Corp.	10,800	133,606
Amer Sport Oyj, Series A (a)	22,292	489,237
BasWare Oyj	2,400	36,270
Cramo Oyj, B Shares	2,350	81,715
Finnair Oyj	400	6,944
Finnlines Oyj	3,300	73,925
F-Secure Oyj	12,250	32,439
Huhtamaki Oyj (a)	20,236	335,319
KCI Konecranes Oyj (a)	34,538	1,159,398
Kemira Oyj	13,900	318,630
Lemminkainen Oyj	2,400	146,044
M-real Oyj, B Shares	14,800	115,198
Nokian Renkaat Oyj (a)	18,660	511,596
Olvi Oyj, Series A	1,500	45,458
PKC Group Oyj	2,600	32,686
Poyry Oyj	6,000	110,737
Ramirent Oyj	2,100	168,513
Stockmann Oyj Abp, Series B	4,700	205,734
Teleste Oyj	2,450	37,681
Uponor Oyj (a)	11,500	406,958
Vacon Oyj	1,450	54,279
Vaisala Oyj, Series A	1,350	63,156

		4,565,523
France - 3.95%
Alten SA *	4,110	155,007
Altran Technologies SA * (a)	15,624	135,612
April Group SA	3,596	188,332
Archos SA *	918	32,216
Assystem SA	4,374	89,794
Audika SA	1,685	58,817
Bacou Dalloz SA	1,252	167,443
Beneteau SA	2,249	270,703
Bonduelle SCA	1,293	149,373
Bongrain SA	1,775	166,742
Bull SA * (a)	11,037	74,838
Canal Plus SA	17,822	205,936
Carbone Lorraine SA	3,353	200,135
Cegid SA	888	42,006
CFF Recycling SA	3,422	183,613
Club Mediterranee SA * (a)	2,241	131,483
Compagnie Plastic-Omnium SA	1,821	89,745
Delachaux SA	1,122	107,860
Electricite de Strasbourg SA	598	139,479
Etam Developpement SA	1,766	148,678
Foncia Groupe	1,649	87,664
Gaumont SA	468	40,871
Geodis SA	1,235	265,327
GFI Informatique SA	11,081	105,220

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
GL Events SA	2,718	$166,086
Groupe Crit SA	1,865	86,925
Groupe Go Sport SA *	364	31,643
Groupe Open SA *	2,445	49,376
Groupe Steria SCA	2,310	151,411
Guerbet SA	538	97,114
Guyenne et Gascogne SA	647	103,922
Havas SA	28,121	162,095
IMS-Intl Metal Service SA	1,512	51,969
Ingenico SA *	4,464	116,478
IPSOS SA	3,732	136,209
Kaufman & Broad SA	1,927	144,914
Lafuma SA	374	26,760
Laurent-Perrier SA	1,029	117,306
Lectra SA	4,540	38,313
LISI SA	594	53,703
Maisons France Confort SA (a)	1,467	116,737
Manitou BF SA	3,265	173,791
Manutan SA	1,190	83,713
Mr Bricolage SA (a)	1,756	48,144
Nexans SA	4,965	657,379
Nexity SA	1,600	136,522
Norbert Dentressangle SA	972	90,997
Orpea SA *	1,948	190,184
Penauille Polyservices SA *	2,527	34,404
Petit Forestier SA	643	57,961
Pierre & Vacances SA	1,373	189,134
Pinguely-Haulotte SA	4,594	147,395
Provimi SA	1,993	83,695
Radiall SA	349	48,076
Rallye SA	4,064	264,151
Remy Cointreau SA	1,061	71,687
Robertet SA	257	41,933
Rubis SA	1,581	137,755
Saft Groupe SA *	1,521	51,078
Samse SA	120	15,648
Scor SA	7,560	204,439
SEB SA	1,735	300,375
Silicon-On-Insulator Technologies SA *	9,950	237,665
Somfy SA	28	8,313
Sopra Group SA	1,899	172,015
Spir Communication SA	492	73,861
SR Teleperformance SA	7,404	323,898
Stallergenes SA (a)	2,288	166,157
Sucriere de Pithiviers-Le-Vieil SA	56	53,250
Theolia SA *	6,555	267,646
Toupargel-Agrigel SA	862	51,878
Trigano SA	2,742	155,194
Ubisoft Entertainment SA *	5,864	286,644
Union Financiere de France Banque SA	1,436	96,986
Viel et Compagnie	6,946	46,448
Vilmorin & Compagnie	676	65,998

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Virbac SA	1,341	$97,743
VM Materiaux SA	260	27,192

		10,047,204
Germany - 4.83%
Aareal Bank AG *	5,748	278,283
Adlink Internet Media AG *	2,787	67,092
ADVA AG Optical Networking * (a)	4,236	46,738
Aixtron AG * (a)	9,269	66,445
AWD Holding AG (a)	5,196	246,347
Baader Wertpapierhandelsbank AG	7,224	49,660
Balda AG (a)	8,571	119,787
Bechtle AG	3,618	106,210
Bilfinger Berger AG	6,257	570,036
Biotest AG	1,095	53,877
Boewe Systec AG (a)	415	25,914
Comdirect Bank AG (a)	13,892	221,278
Conergy AG (a)	3,100	223,881
CTS Eventim AG	4,424	171,228
Curanum AG	4,385	42,224
DAB Bank AG (a)	4,866	57,919
Deutsche Euroshop AG	1,373	106,888
Deutz AG * (a)	12,688	191,240
Douglas Holding AG (a)	6,772	398,050
Drillisch AG *	6,982	73,488
Duerr AG *	3,024	99,166
DVB Bank AG	111	37,172
Epcos AG (a)	12,094	211,401
Escada AG * (a)	2,952	140,825
Evotec AG *	8,820	42,111
Fielmann AG (a)	888	54,488
Freenet AG *	10,573	325,228
Fuchs Petrolub AG	908	72,509
Gerry Weber International AG (a)	1,916	45,407
GFK AG (a)	3,458	158,397
GPC Biotech AG * (a)	6,031	166,238
Grenkeleasing AG	2,175	93,723
Hawesko Holding AG	1,452	45,149
Indus Holding AG (a)	1,153	43,932
IWKA AG * (a)	5,877	185,415
Jenoptik AG * (a)	10,554	109,955
Kloeckner-Werke AG (a)	7,157	150,756
Kontron AG (a)	8,043	132,845
Krones AG (a)	1,282	252,039
KWS Saat AG	1,154	168,550
Leoni AG	5,311	218,984
Medion AG (a)	5,909	79,422
Morphosys AG *	835	60,728
MTU Aero Engines Holding AG	6,361	381,038
MVV Energie AG	7,277	276,396
Nemetschek AG	1,480	53,482
Norddeutsche Affinerie AG (a)	8,123	257,470

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Nordex AG *	3,465	$111,728
Oldenburgische Landesbank AG	1,506	108,763
Pfeiffer Vacuum Technology AG	1,555	141,708
Pfleiderer AG (a)	7,375	215,218
Qiagen AG * (a)	24,399	415,069
QSC AG * (a)	15,992	126,188
Rational AG (a)	757	147,053
Renk AG	935	58,710
REpower Systems AG *	1,532	311,433
Rhoen-Klinikum AG	4,654	277,664
Sartorius AG	2,096	123,369
SGL Carbon AG * (a)	12,222	401,941
Singulus Technologies AG * (a)	7,199	110,625
Sixt AG	1,713	97,939
Software AG	4,040	345,312
Stada Arzneimittel AG (a)	10,732	652,343
Stratec Biomedical Systems AG (a)	485	16,216
Takkt AG	8,363	150,322
Techem AG	4,496	331,614
Technotrans AG	1,646	53,031
Utimaco Safeware AG	3,229	60,027
Vivacon AG * (a)	761	27,581
Vossloh AG	2,510	241,393
Wincor Nixdorf AG	5,400	503,804
Wire Card AG * (a)	14,643	162,348
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	60,595
Wuerttembergische Lebensversicherung AG,
Series D	905	51,319

		12,282,724
Greece - 1.32%
Aspis Bank SA *	10,322	51,629
Astir Palace Hotel SA *	5,170	40,795
Athens Medical Center SA	8,110	52,713
Attica Holdings SA	7,640	44,958
Bank of Attica SA *	6,050	37,220
Bank of Greece SA	1,770	232,222
Blue Star Maritime SA	11,110	50,222
C. Rokas SA	1,840	49,413
Delta Holding SA	6,336	137,953
Diagnostic & Therapeutic Center of Athens
Hygeia SA *	12,675	74,587
Ethniki General Insurance Company SA *	11,140	82,241
Fourlis SA	6,310	147,683
Frigoglass SA	6,090	144,162
GEK Group of Companies SA	4,760	69,390
Geniki Bank *	7,140	76,392
Halcor SA	9,000	78,960
Hellenic Technodomiki Tev SA	24,760	364,255
Heracles General Cement SA	4,800	109,774
Iaso SA	12,190	140,205
Intracom SA *	26,470	141,604

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
J&P-Avax SA	12,630	$119,929
Lampsa Hotel SA	3,725	77,218
Metka SA	4,120	73,725
Michaniki SA	11,010	85,404
Minoan Lines Shipping SA *	16,950	120,145
Mytilineos Holdings SA	3,880	191,997
Neochimiki LV Lavrentiadis SA	2,640	73,439
S&B Industrial Minerals SA	3,520	47,453
Sarantis SA	3,860	39,647
Terna SA	6,510	121,891
Viohalco SA	18,710	288,763

		3,365,989
Hong Kong - 2.50%
Alco Holdings, Ltd.	86,000	44,025
Allied Group, Ltd.	28,000	75,789
Allied Properties HK, Ltd.	84,000	92,452
AMVIG Holdings, Ltd.	72,000	58,235
Asia Financial Holdings, Ltd.	78,000	37,833
Asia Satellite Telecom Holdings Company, Ltd.	21,500	48,647
Baltrans Holdings, Ltd.	8,000	5,222
Century City International Holdings, Ltd.	3,496,000	71,139
Champion Technology Holdings, Ltd.	248,000	49,512
Chen Hsong Holdings, Ltd.	56,000	36,551
Chevalier International Holdings, Ltd.	32,000	32,803
Chia Hsin Cement Greater China Holding
Corp. *	234,000	38,332
China Aerospace International Holdings, Ltd. *	388,800	57,222
China Gas Holdings, Ltd.	256,000	57,007
China Grand Forestry Resources Group, Ltd. *	292,000	37,370
China Green Holdings, Ltd.	72,000	55,287
China Insurance International Holdings
Company, Ltd. *	94,000	112,721
China Metal International Holdings, Inc.	114,000	41,580
China Resources Logic, Ltd.	388,000	39,725
China Shineway Pharmaceutical Group, Ltd.	54,000	36,973
China Solar Energy Holdings, Ltd. *	550,000	54,903
CITIC 21CN Company, Ltd. *	336,000	38,701
CITIC Resources Holdings, Ltd. *	212,000	96,859
COFCO International, Ltd.	86,000	64,386
Comba Telecom Systems Holdings, Ltd.	114,000	42,310
Cosco International Holdings, Ltd.	182,000	95,731
Dickson Concepts International, Ltd.	39,000	44,920
DVN Holdings Company, Ltd. *	112,000	32,681
EganaGoldpfeil Holdings, Ltd.	103,373	72,498
Emperor Entertainment Hotel, Ltd.	175,000	33,370
Emperor International Holdings, Ltd.	142,000	32,166
eSun Holdings, Ltd. *	100,000	79,603
Far East Consortium International, Ltd.	404,111	170,151
Fong's Industries Company, Ltd.	62,000	48,402
Fountain Set Holdings, Ltd.	118,000	41,076
FU JI Food & Catering Services Holdings, Ltd.	28,000	87,973
Geely Automobile Holdings Company, Ltd.	405,000	53,386

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Global Bio-Chem Technology
Group Company, Ltd.	550,000	$140,073
Glorious Sun Enterprises, Ltd.	86,000	41,823
Golden Resorts Group, Ltd.	166,000	48,012
GZI Transportation, Ltd.	98,000	57,066
HKC Holdings, Ltd.	222,000	38,639
HKR International, Ltd.	110,400	63,438
Hon Kwok Land Investment Company, Ltd.	94,000	36,932
Hung Hing Printing Group, Ltd.	50,000	28,283
Hutchison Harbour Ring, Ltd.	494,000	36,668
i-CABLE Communications, Ltd.	182,000	39,131
Imagi International Holdings, Ltd. *	170,000	92,465
Innomaxx Biotechnology Group, Ltd. *	316,000	74,007
K Wah International Holdings, Ltd.	506,762	186,133
Kantone Holdings, Ltd.	540,000	36,627
Karl Thomson Holdings, Ltd. *	92,000	38,854
Kingway Brewery Holdings, Ltd.	96,000	40,789
Kowloon Development Company, Ltd.	61,500	118,060
Lai Sun Development Company *	2,324,000	87,740
Li Ning Company, Ltd.	68,000	134,715
Liu Chong Hing Bank, Ltd.	80,000	211,421
Liu Chong Hing Investment, Ltd.	30,000	43,001
Lung Kee (Bermuda) Holdings, Ltd.	78,000	38,931
Matsunichi Communication Holdings, Ltd.	30,000	19,120
Midland Holdings, Ltd.	98,000	62,459
Mingyuan Medicare Development
Company, Ltd.	440,000	47,301
Minmetals Resources, Ltd. *	336,000	126,852
Nan Hai Corp., Ltd. *	1,800,000	17,968
Neo-China Group Holdings, Ltd.	570,000	79,513
Next Media, Ltd.	96,000	33,049
Oriental Press Group, Ltd.	208,000	38,865
Pacific Andes International Holdings, Ltd.	190,000	52,522
Pacific Basin Shipping, Ltd.	170,000	145,768
Pacific Century Insurance Holdings, Ltd.	68,000	68,576
Pacific Century Premium Developments, Ltd.	160,000	50,577
Paliburg Holdings, Ltd.	920,000	40,032
Peace Mark Holdings, Ltd.	90,000	100,092
Pico Far East Holdings, Ltd.	192,000	44,721
Playmates Holdings, Ltd.	318,000	52,092
Ports Design, Ltd.	55,000	146,760
Public Financial Holdings, Ltd.	54,000	41,120
PYI Corp., Ltd.	121,428	53,614
Regal Hotels International Holdings, Ltd.	652,000	57,575
Road King Infrastructure, Ltd.	25,000	41,273
SA SA International Holdings, Ltd.	116,000	34,145
Shanghai Real Estate, Ltd.	232,000	57,898
Shaw Brothers Hong Kong, Ltd.	24,000	43,677
Shell Electric Manufacturing Company, Ltd.	58,000	21,155
Shenzhen International Holdings, Ltd.	915,000	63,234
Shui On Construction and Materials, Ltd.	16,000	36,244
Silver Grant International, Ltd.	152,000	39,295

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Singamas Container Holdings, Ltd.	60,000	$33,633
Sino-I Technology, Ltd. *	2,960,000	44,700
Sinolink Worldwide Holdings, Ltd.	222,000	48,299
Sinopec Kantons Holdings, Ltd.	126,000	33,702
Skyfame Realty Holdings, Ltd. *	216,000	44,229
Sun Hung Kai & Company, Ltd.	95,000	83,282
Tack Fat Group International, Ltd.	272,000	40,728
TAI Cheung Holdings, Ltd.	81,000	50,173
TCL Multimedia Technology Holdings, Ltd. *	410,000	31,483
Tian An China Investment, Ltd. *	144,000	110,574
Tianjin Development Holdings, Ltd.	68,000	51,606
Titan Petrochemicals Group, Ltd.	620,000	45,228
Truly International Holdings, Ltd.	32,000	29,732
Upbest Group, Ltd.	158,000	44,688
Varitronix International, Ltd.	68,000	36,812
Victory City International Holdings, Ltd.	136,721	56,866
VST Holdings Company, Ltd.	176,000	51,806
Wai Kee Holdings, Ltd.	138,000	52,983
Wing On Company International, Ltd.	6,000	9,982
Yanion International Holdings, Ltd. *	188,000	56,782
Yip's Chemical Holdings, Ltd.	84,000	42,786

		6,365,920
Hungary - 0.05%
Egis Nyrt.	1,040	118,821
Indonesia - 0.34%
Bakrie & Brothers Tbk PT *	3,804,000	77,956
Bank Niaga Tbk PT	1,236,000	100,234
Bank Pan Indonesia Tbk PT *	1,318,500	79,471
Berlian Laju Tanker Tbk PT	569,000	117,230
Holcim Indonesia Tbk PT *	537,000	38,841
Indofood Sukses Makmur Tbk PT	1,081,000	180,068
Lippo Karawaci Tbk PT	430,000	48,537
Panin Insurance Tbk PT *	1,544,000	47,377
Panin Life Tbk PT *	2,180,000	40,375
Ramayana Lestari Sentosa Tbk PT	798,000	70,836
Summarecon Agung Tbk PT	200,500	24,390
Tempo Scan Pacific Tbk PT	440,000	40,504

		865,819
Ireland - 1.05%
Abbey PLC	6,064	93,752
DCC PLC, Dublin	14,020	494,260
DCC PLC, London	3,284	115,422
Dragon Oil PLC *	38,971	137,596
FBD Holdings PLC, Dublin	2,085	108,751
FBD Holdings PLC, London	3,211	167,481
Greencore Group PLC, Dublin	25,244	155,302
Greencore Group PLC, London	17,305	105,304
Iaws Group PLC, ADR	20,622	479,890
IFG Group PLC	10,000	27,417
Independent News & Media PLC	27,385	124,524
Irish Continental Group PLC *	6,023	159,492

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
McInerney Holdings PLC	3,525	$73,779
Paddy Power PLC	6,582	174,383
United Drug PLC	45,054	241,021

		2,658,374
Israel - 0.73%
American Israeli Paper Mills, Inc.	464	22,201
AudioCodes, Ltd. *	3,202	21,811
Azorim-Investment Development &
Construction Company, Ltd.	5,744	64,470
Blue Square-Israel, Ltd.	3,239	52,413
Clal Industries & Investments, Ltd.	8,394	50,053
Danya Cebus, Ltd.	5,359	79,928
Delek Automotive Systems, Ltd., ADR	4,887	37,778
Delek Drilling,LP	99,182	51,558
Delta-Galil Industries, Ltd. *	4,777	32,298
Electra, Ltd. *	731	120,749
Elron Electronic Industries, Ltd. *	3,370	44,534
FMS Enterprise Migun, Ltd.	900	26,336
Frutarom Industries, Ltd.	6,261	51,410
Housing & Construction Holdings, Ltd. *	37,667	53,462
Israel Salt Industries, Ltd.	6,825	45,522
Ituran Location & Control, Ltd.	2,562	34,152
Orbotech, Ltd. *	34,024	749,549
RADVision, Ltd. *	2,526	62,497
Scailex Corp., Ltd. *	5,594	48,865
Super-Sol, Ltd., Class B *	13,964	56,843
Tadiran Communications Industries, Ltd.	1,242	55,903
Union Bank of Israel, Ltd. *	15,315	85,210

		1,847,542
Italy - 2.44%
Actelios SpA *	11,733	134,086
Aedes SpA	7,571	67,385
Amplifon SpA	29,013	268,898
Astaldi SpA	12,792	127,284
Azimut Holding SpA (a)	3,950	58,374
Banca IFIS SpA (a)	2,977	39,018
Banca Intermobiliare SpA	11,595	125,608
Banca Popolare dell'Etruria e del Lazio Scrl (a)	11,594	235,533
Banca Profilo SpA	25,537	92,214
Banco di Desio e della Brianza SpA	16,649	215,427
Biesse SpA	2,824	83,506
Brembo SpA	8,798	118,841
Caltagirone Editore SpA	9,271	77,432
Caltagirone SpA	12,752	150,080
Cementir SpA	21,620	274,544
Credito Artigiano SpA	17,767	91,245
Credito Bergamasco SpA	4,117	195,961
De Longhi SpA	20,127	124,024
Digital Multimedia Technologies SpA * (a)	2,000	193,281
Esprinet SpA	2,798	59,723
Gemina SpA * (a)	43,195	189,771

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Gewiss SpA	11,538	$99,992
Gruppo Editoriale L'Espresso SpA (a)	18,698	99,777
Immobiliare Lombarda SpA *	226,211	67,011
Immsi SpA	62,334	201,745
Impregilo SpA *	59,632	422,685
Indesit Company SpA	7,188	153,812
Industria Macchine Automatiche SpA	5,726	107,058
Interpump SpA	10,206	114,246
Iride SpA	34,948	118,134
Mariella Burani SpA	1,547	46,779
Marr SpA	13,000	142,567
Meliorbanca SpA	18,050	101,268
Mirato SpA	2,533	31,200
Navigazione Montanari SpA	18,714	99,612
Permasteelisa SpA	4,548	115,567
Piccolo Credito Valtellinese Scrl	13,194	218,630
Premafin Finanziaria SpA	37,390	120,138
Recordati SpA (a)	18,435	146,820
Risanamento SpA	5,850	61,339
Sabaf SpA	1,000	38,638
SAES Getters SpA (a)	2,698	105,363
Save SpA	1,550	55,390
Societa Partecipazioni Finanziarie SpA *	42,415	41,722
Socotherm SpA (a)	2,568	40,149
Sogefi SpA	12,908	123,518
Sol SpA	7,134	49,422
Telecom Italia Media SpA (a)	181,160	78,742
Tiscali SpA *	31,647	119,779
Trevi Finanziaria SpA (a)	4,846	66,949
Vianini Lavori SpA	2,862	43,827
Vittoria Assicurazioni SpA	3,029	50,151

		6,204,265
Japan - 20.22%
Abilit Corp. (a)	3,100	18,062
Achilles Corp.	24,000	42,257
Aderans Company, Ltd. (a)	6,600	160,558
Aeon Delight Company, Ltd.	1,700	53,213
Aeon Fantasy Company, Ltd.	1,680	46,442
Ahresty Corp.	3,100	84,115
Aica Kogyo Company, Ltd.	6,000	82,371
Aichi Corp.	10,900	102,450
Aichi Machine Industry Company, Ltd.	12,000	31,030
Aigan Company, Ltd.	4,800	38,134
Aiphone Company, Ltd.	2,600	51,197
Airport Facilities Company, Ltd.	7,000	44,358
Aisan Industry Company, Ltd.	5,900	67,097
Akebono Brake Industry Company, Ltd. (a)	15,000	130,779
Akita Bank, Ltd. (a)	31,000	159,265
Aloka Company, Ltd. (a)	5,000	52,609
Alpha Corp. (a)	1,000	20,967
Alpha Systems, Inc. (a)	1,300	38,702
The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Alpine Electronics, Inc. (a)	8,100	$146,064
Alps Logistics Company, Ltd.	2,000	34,959
Amano Corp. (a)	8,000	97,920
Ando Corp.	14,000	28,461
Anest Iwata Corp.	7,000	39,595
Anritsu Corp. (a)	14,000	66,925
AOI Electronic Company, Ltd.	1,700	35,427
AOKI Holdings, Inc.	2,900	55,501
Aomori Bank, Ltd.	21,000	87,169
Arakawa Chemical Industries, Ltd.	3,500	43,674
Ariake Japan Company, Ltd. (a)	2,600	53,630
Arisawa Manufacturing Company, Ltd. (a)	5,700	60,120
Aronkasei Company, Ltd.	7,000	35,784
Art Corp. (a)	2,000	67,027
As One Corp. (a)	2,900	80,908
Asahi Diamond Industrial Company, Ltd. (a)	8,000	58,657
Asahi Organic Chemicals
Industry Company, Ltd.	20,000	84,889
Asahi Pretec Corp. (a)	3,000	75,533
Asahi Soft Drinks Company, Ltd. (a)	5,000	74,554
Asanuma Corp.	21,000	39,297
Ashimori Industry Company, Ltd.	12,000	26,538
ASKA Pharmaceutical Company, Ltd.	5,000	40,063
Asunaro Aoki Construction Company, Ltd. (a)	5,000	32,790
Atsugi Company, Ltd.	27,000	45,932
Avex Group Holdings, Inc. (a)	2,800	45,609
Bando Chemical Industries, Ltd.	9,000	46,698
Bank of Ikeda, Ltd.	3,500	164,632
Bank of Okinawa, Ltd.	2,400	89,006
Bank of Saga, Ltd.	25,000	92,077
Bank of the Ryukyus, Ltd. * (a)	5,100	119,513
Belluna Company, Ltd. (a)	4,200	57,839
Best Denki Company, Ltd.	8,000	45,320
Bookoff Corp. (a)	2,000	36,065
BSL Corp.	23,000	16,433
Bunka Shutter Company, Ltd.	7,000	43,227
Cabin Company, Ltd.	3,343	15,952
CAC Corp.	3,400	29,325
Calpis Company, Ltd. (a)	10,000	91,354
Canon Electronics, Inc. (a)	4,499	146,950
Canon Finetech, Inc.	4,000	76,723
Capcom Company, Ltd. (a)	5,400	77,717
Cawachi, Ltd. (a)	3,300	89,542
Cecile Company, Ltd. *	6,400	37,780
Central Finance Company, Ltd.	8,000	42,938
Century Leasing System, Inc.	8,000	112,823
CFS Corp. (a)	6,000	31,183
Chiba Kogyo Bank, Ltd. *	3,600	50,280
Chiyoda Company, Ltd. (a)	4,100	100,787
Chudenko Corp. (a)	6,300	107,175
Chuetsu Pulp & Paper Company, Ltd.	15,000	32,535
Chugai Mining Company, Ltd. (a)	34,900	31,764

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chugai Ro Company, Ltd. (a)	9,000	$36,593
Chugoku Marine Paints, Ltd. (a)	7,000	63,769
Chukyo Bank, Ltd.	38,000	121,533
Chuo Spring Company, Ltd.	9,000	42,870
CKD Corp.	8,000	74,784
Cleanup Corp. (a)	4,000	37,086
CMK Corp. (a)	8,000	97,376
Coca-Cola Central Japan Company, Ltd.	12	93,599
Colowide Company, Ltd. (a)	5,500	28,397
Commuture Corp.	4,000	29,873
Computer Engineering & Consulting, Ltd.	2,900	33,843
Corona Corp. (a)	5,100	87,628
Cosel Company, Ltd. (a)	5,800	103,602
Cosmo Securities Company, Ltd. * (a)	22,000	41,917
Cross Plus, Inc.	1,000	17,905
Cybozu, Inc. (a)	50	25,603
D&M Holdings, Inc.	11,000	42,666
D.G. Roland Corp.	3,000	104,878
Dai Nippon Toryo Company, Ltd.	22,000	39,485
Dai-Dan Company, Ltd. (a)	6,000	38,073
Daidoh, Ltd. (a)	4,000	48,382
Daihen Corp.	21,000	123,251
Daiho Corp.	13,000	25,875
Daiichi Jitsugyo Company, Ltd. (a)	7,000	34,772
Daiken Corp. (a)	11,000	37,426
Daiko Clearing Services Corp. (a)	3,000	34,755
Daikoku Denki Company, Ltd.	1,400	25,543
Daimei Telecom Engineering Corp.	7,000	82,882
Dainichi Company, Ltd.	3,800	29,317
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	16,000	92,545
Daio Paper Corp. (a)	13,000	104,385
Daisan Bank, Ltd.	32,000	108,876
Daiseki Company, Ltd. (a)	4,600	90,384
Daiso Company, Ltd. (a)	13,000	44,784
Daisyo Corp. (a)	2,500	32,535
Daito Bank, Ltd.	20,000	29,601
Daiwa Industries, Ltd.	4,000	27,797
Daiwa Seiko, Inc. (a)	17,000	33,403
Daiwabo Company, Ltd. (a)	20,000	54,778
Daiwabo Information System Company, Ltd.	2,500	34,364
DC Company, Ltd.	9,000	48,841
DCM Japan Holdings Company, Ltd. (a)	19,500	176,979
Denki Kogyo Company, Ltd. (a)	8,000	71,042
Denyo Company, Ltd. (a)	3,000	33,658
Descente, Ltd.	9,000	44,095
DIA Kensetsu Company, Ltd. * (a)	15,300	14,966
Dodwell BMS, Ltd.	5,900	30,061
Doshisha Company, Ltd. (a)	2,200	44,631
Doutor Coffee Company, Ltd. (a)	4,700	90,950
DTS Corp. (a)	2,400	85,944
Dydo Drinco, Inc. (a)	2,300	94,101

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Eagle Industry Company, Ltd. (a)	8,000	$86,692
Ehime Bank, Ltd.	19,000	66,100
Eighteenth Bank, Ltd.	29,000	135,916
Eiken Chemical Company, Ltd. (a)	4,000	44,469
Eizo Nanao Corp.	2,900	95,955
Eneserve Corp. (a)	5,000	19,606
Enplas Corp. (a)	4,500	73,530
Epson Toyocom Corp. (a)	12,000	87,271
Espec Corp.	3,000	37,945
F&A Aqua Holdings, Inc.	3,800	32,064
Fancl Corp. (a)	7,900	109,867
FDK Corp. *	21,000	30,009
Foster Electric Company, Ltd.	3,000	35,164
FP Corp.	1,800	63,233
France Bed Holdings Company, Ltd. (a)	44,000	89,448
Fudo Construction Company, Ltd. *	29,000	24,421
Fuji Company, Ltd. (a)	3,700	58,790
Fuji Corp., Ltd.	6,000	36,235
Fuji Kyuko Company, Ltd. (a)	19,000	107,149
Fuji Oil Company, Ltd. (a)	9,400	79,076
Fuji Software ABC, Inc.	5,600	167,193
Fujibo Holdings, Inc. * (a)	14,000	27,032
Fujicco Company, Ltd.	4,000	44,231
Fujikura Kasei Company, Ltd.	4,000	40,828
Fujikura Rubber, Ltd.	5,000	39,765
Fujita Corp. (a)	4,800	18,209
Fujita Kanko, Inc. (a)	6,000	47,973
Fujitec Company, Ltd.	15,000	103,092
Fujitsu Access, Ltd. *	6,500	29,966
Fujitsu Business Systems, Ltd. (a)	5,600	87,264
Fujitsu Devices, Inc.	3,000	41,084
Fujitsu Frontech, Ltd.	4,000	33,718
Fujitsu General, Ltd. *	12,000	24,191
Fujiya Company, Ltd. (a)	19,000	42,666
Fukuda Corp.	8,000	30,281
Fukui Bank, Ltd.	35,000	116,701
Fukushima Bank, Ltd. (a)	22,000	26,947
Fukuyama Transporting Company, Ltd. (a)	34,000	137,949
Funai Consulting Company, Ltd.	5,000	34,194
Furukawa Company, Ltd. (a)	51,000	127,104
Furusato Industries, Ltd.	2,000	32,901
Fuso Lexel, Inc.	3,800	35,070
Fuso Pharmaceutical Industries, Ltd. (a)	13,000	38,481
Futaba Corp. (a)	4,700	112,338
Future System Consulting Corp.	39	29,292
Fuyo General Lease Company, Ltd.	3,000	118,403
Gakken Company, Ltd. (a)	13,000	33,505
Gecoss Corp. (a)	5,500	32,654
Gigas K's Denki Corp. (a)	4,000	106,835
GMO Internet, Inc. (a)	3,500	28,580
Godo Steel, Ltd. (a)	12,000	64,305
Goldwin, Inc.	11,000	22,643

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Gourmet Kineya Company, Ltd.	5,000	$40,786
GS Yuasa Corp. (a)	53,000	112,704
Gulliver International Company, Ltd. (a)	910	60,298
Gun-Ei Chemical Industry Company, Ltd. (a)	11,000	32,093
H.I.S. Company, Ltd.	2,400	69,204
Hakuto Company, Ltd. (a)	2,600	40,250
Hanwa Company, Ltd. (a)	36,000	180,054
Happinet Corp.	1,600	21,544
Harashin Narus Holdings Company, Ltd.	3,000	38,915
Harima Chemicals, Inc.	5,000	34,492
Haruyama Trading Company, Ltd. (a)	2,700	25,998
Hazama Corp. (a)	19,600	26,508
Heiwado Company, Ltd.	7,000	109,735
Hibiya Engineering, Ltd.	5,000	43,423
Higashi-Nippon Bank, Ltd. (a)	29,000	145,536
Hitachi Information Systems, Ltd.	6,200	137,379
Hitachi Kokusai Electric, Inc. (a)	10,000	116,276
Hitachi Medical Corp.	5,000	51,206
Hitachi Plant Technologies, Ltd. (a)	21,000	127,002
Hitachi Software Engineering Company, Ltd. (a)	4,900	102,114
Hitachi Systems & Services, Ltd.	4,000	85,059
Hitachi Tool Engineering, Ltd. (a)	2,500	37,320
Hitachi Transport System, Ltd.	12,000	137,694
Hitachi Zosen Corp. * (a)	91,000	159,452
Hochiki Corp.	7,000	37,868
Hodogaya Chemical Company, Ltd.	8,000	27,559
Hogy Medical Company, Ltd. (a)	1,600	74,988
Hokkaido Gas Company, Ltd.	13,000	33,394
Hokkan Holdings, Ltd.	11,000	35,368
Hokuetsu Bank, Ltd.	40,000	103,432
Hokuetsu Paper Mills, Ltd. (a)	22,000	113,401
Hokuriku Electric Industry Compnay, Ltd. (a)	12,000	26,538
Hokuto Corp.	2,800	49,777
Hosiden Corp.	9,300	133,688
Hosokawa Micron Corp.	5,000	42,445
Howa Machinery, Ltd. (a)	19,000	24,565
IBJ Leasing Company, Ltd.	5,000	125,888
Ichikoh Industries, Ltd.	12,000	33,377
Ichiyoshi Securities Company, Ltd. (a)	5,000	80,466
ICOM, Inc.	1,600	44,095
IDEC Corp. (a)	3,500	56,862
Ihara Chemical Industry Company, Ltd.	10,000	29,175
Iino Kaiun Kaisha, Ltd. (a)	9,000	96,304
Ikegami Tsushinki Company, Ltd. *	12,000	17,862
Imasen Electric Industrial Company, Ltd.	3,500	35,844
Impact 21 Company, Ltd.	1,700	30,005
Impress Holdings, Inc.	103	27,378
Inaba Denki Sangyo Company, Ltd. (a)	3,200	112,142
Inaba Seisakusho Company, Ltd.	2,400	37,766
Inabata & Company, Ltd.	12,000	96,661
Inageya Company, Ltd.	5,000	39,638
Ines Corp. (a)	7,800	50,423

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Information Services International -
Dentsu, Ltd. (a)	3,900	$41,002
Intec, Ltd.	5,000	67,154
Invoice, Inc. (a)	2,077	105,118
Ise Chemical Corp.	3,000	34,475
Iseki & Company, Ltd. (a)	31,000	64,339
Ishihara Sangyo Kaisha, Ltd.	38,000	69,817
Itochu Enex Company, Ltd.	12,600	95,600
Itochu-Shokuhin Company, Ltd.	1,500	50,653
Itoham Foods, Inc. (a)	32,000	146,710
Itoki Corp.	8,000	68,115
Iwasaki Electric Company, Ltd.	12,000	29,294
Iwatani International Corp. (a)	34,000	101,799
Iwatsu Electric Company, Ltd. (a)	17,000	24,438
Izumiya Company, Ltd. (a)	15,000	116,106
J. Bridge Corp. * (a)	7,000	7,562
Jalux, Inc. (a)	2,200	41,543
Jamco Corp.	3,000	26,283
Janome Sewing Machine Company, Ltd. * (a)	19,000	27,474
Japan Airport Terminal Company, Ltd. (a)	10,000	146,217
Japan Cash Machine Company, Ltd. (a)	4,600	48,244
Japan Digital Laboratory Company, Ltd.	3,400	54,312
Japan General Estate Company, Ltd. (a)	2,900	74,742
Japan Pulp & Paper Company, Ltd. (a)	26,000	101,731
Japan Radio Company, Ltd. * (a)	28,000	86,931
Japan Transcity Corp., Ltd. (a)	9,000	40,573
Japan Vilene Company, Ltd.	12,000	76,758
Japan Wool Textile Company, Ltd. (a)	14,000	123,013
JBCC Holdings, Inc.	4,200	44,656
Jeol, Ltd. (a)	9,000	59,482
JFE Shoji Holdings, Inc.	20,000	100,030
JK Holdings Company, Ltd. (a)	5,800	36,409
JMS Company, Ltd.	12,000	41,339
J-Oil Mills, Inc.	12,000	46,647
Joshin Denki Company, Ltd. (a)	7,000	49,360
JSAT Corp.	14	32,748
Juki Corp.	19,000	125,735
Kabuki-Za Company, Ltd.	1,000	41,339
Kadokawa Holdings, Inc. (a)	2,300	75,320
Kaga Electronics Company, Ltd. (a)	4,900	88,151
Kagawa Bank, Ltd.	9,000	57,109
Kagome Company, Ltd. (a)	8,700	138,753
Kaken Pharmaceutical Company, Ltd. (a)	11,000	89,729
Kameda Seika Company, Ltd.	4,000	49,096
Kamei Corp.	5,000	39,297
Kanaden Corp.	6,000	39,042
Kanagawa Chuo Kotsu Company, Ltd.	8,000	38,379
Kanamoto Company, Ltd.	5,000	43,550
Kanematsu Corp. *	64,000	138,817
Kanto Auto Works, Ltd.	10,800	137,337
Kanto Denka Kogyo Company, Ltd.	5,000	28,708
Kanto Natural Gas Development, Ltd. (a)	5,000	34,151

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kanto Tsukuba Bank, Ltd.	7,300	$68,365
Kasai Kogyo Company, Ltd.	8,000	35,861
Katakura Industries Company, Ltd.	2,000	34,449
Kato Sangyo Company, Ltd.	4,000	52,839
Kato Works Company, Ltd.	10,000	48,654
Katokichi Company, Ltd. (a)	18,800	118,494
Kawai Musical Instruments Manufacturing
Company, Ltd. (a)	20,000	48,144
Kawashima Selkon Textiles Company, Ltd. * (a)	18,000	32,612
Kayaba Industry Company, Ltd. (a)	32,000	177,196
Keihanshin Real Estate Company, Ltd.	5,000	36,235
Keihin Company, Ltd.	10,000	23,051
Keiiyu Company, Ltd.	4,400	30,502
Keiyo Company, Ltd.	4,800	32,336
Kentucky Fried Chicken Japan, Ltd.	3,000	56,522
Kenwood Corp. (a)	42,000	63,948
KEY Coffee, Inc. (a)	3,000	43,202
Kibun Food Chemifa Company, Ltd. (a)	3,000	40,777
Kinki Nippon Tourist Company, Ltd.	11,000	35,368
Kinki Sharyo Company, Ltd. (a)	8,000	34,228
Kintetsu World Express, Inc.	2,200	78,221
Kioritz Corp.	10,000	30,536
Kirayaka Holdings Company, Inc. *	7,000	15,778
Kissei Pharmaceutical Company, Ltd. (a)	6,000	103,857
Kitagawa Iron Works Company, Ltd.	13,000	31,846
Kita-Nippon Bank, Ltd.	1,000	44,741
Kitano Construction Corp.	12,000	28,070
Kitz Corp.	15,000	136,520
Koa Corp.	8,100	119,263
Koatsu Gas Kogyo Company, Ltd.	6,000	40,318
Kohnan Shoji Company, Ltd. (a)	2,700	28,110
Koike Sanso Kogyo Company, Ltd.	9,000	52,439
Kojima Company, Ltd. (a)	3,700	31,661
Komatsu Electronic Metals Company, Ltd.	3,500	147,961
Komatsu Seiren Company, Ltd.	9,000	44,707
Komatsu Wall Industry Company, Ltd.	2,100	35,064
Konaka Company, Ltd.	2,800	32,129
Konishi Company, Ltd.	4,000	38,107
Kosaido Company, Ltd.	3,800	22,723
Kosei Securities Company, Ltd. * (a)	18,000	30,928
Krosaki Harima Corp. (a)	9,000	45,626
Kumagai Gumi Company, Ltd.	11,000	21,239
Kumiai Chemical Industry Company, Ltd.	15,000	33,556
Kurabo Industries, Ltd. (a)	43,000	119,602
Kureha Corp.	27,000	135,959
Kurimoto, Ltd. (a)	27,000	73,032
Kuroda Electric Company, Ltd. (a)	6,400	84,324
Kyoden Company, Ltd.	6,000	23,068
Kyodo Printing Company, Ltd.	11,000	42,853
Kyodo Shiryo Company, Ltd.	21,000	29,830
Kyokuto Kaihatsu Kogyo Company, Ltd.	4,900	40,304
Kyokuyo Company, Ltd. (a)	15,000	33,556

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kyoritsu Maintenance Company, Ltd. (a)	1,300	$30,298
Kyosan Electric Manufacturing Company, Ltd.	11,000	42,011
Kyoto Kimono Yuzen Company, Ltd.	20	20,584
Kyowa Leather Cloth Company, Ltd.	2,000	12,232
Kyushu-Shinwa Holdings, Inc. *	62,000	91,235
Laox Company, Ltd. (a)	10,000	18,968
Life Corp. (a)	8,000	104,181
Macnica, Inc. (a)	2,100	62,340
Maeda Corp. (a)	28,000	102,173
Maeda Road Construction Company, Ltd.	16,000	126,568
Maezawa Kasei Industries Company, Ltd.	2,000	30,128
Maezawa Kyuso Industries Company, Ltd. (a)	2,400	39,787
Mandom Corp. (a)	2,800	70,259
Mars Engineering Corp. (a)	1,600	32,731
Marubun Corp.	6,100	84,315
Marudai Food Company, Ltd. (a)	30,000	107,175
Maruetsu, Inc. * (a)	14,000	61,804
Maruha Group, Inc. (a)	28,000	52,873
Marusan Securities Company, Ltd. * (a)	11,000	152,886
Maruwa Company, Ltd.	1,300	26,317
Maruzen Company, Ltd. * (a)	22,000	37,052
Maruzen Showa Unyu Company, Ltd.	12,000	43,380
Maspro Denkoh Corp.	4,000	33,718
Matsuda Sangyo Company, Ltd. (a)	2,500	63,263
Matsuya Company, Ltd. (a)	5,000	102,922
Matsuya Foods Company, Ltd.	2,000	27,406
Matsuzakaya Company, Ltd. (a)	33,000	300,625
Max Company, Ltd. (a)	8,000	121,193
Maxvalu Tokai Company, Ltd.	3,000	60,732
MEC Company, Ltd. (a)	2,400	24,170
Megachips Corp. (a)	2,200	44,631
Meidensha Corp. (a)	20,000	64,815
Meiwa Corp. *	9,000	28,248
Meiwa Estate Company, Ltd.	2,200	34,170
Mercian Corp.	2,200	5,932
Michinoku Bank, Ltd. (a)	18,000	63,692
Mikuni Coca-Cola Bottling Company, Ltd.	10,000	104,878
Milbon Company, Ltd. (a)	1,200	37,358
Minato Bank, Ltd.	54,000	119,423
Ministop Company, Ltd.	2,300	39,910
Mito Securities Company, Ltd. (a)	8,000	41,033
Mitsuba Corp., Ltd. (a)	9,000	70,735
Mitsubishi Cable Industries, Ltd. (a)	20,000	32,152
Mitsubishi Kakoki Kaisha, Ltd.	11,000	35,368
Mitsubishi Paper Mills, Ltd.	52,000	96,866
Mitsubishi Pencil Company, Ltd.	4,000	67,299
Mitsubishi Steel Manufacturing Company, Ltd. (a)	11,000	58,198
Mitsuboshi Belting Company, Ltd. (a)	14,000	93,957
Mitsui High-Tec, Inc. (a)	7,100	92,702
Mitsui Home Company, Ltd.	7,000	44,954
Mitsui Knowledge Industry Company, Ltd.	2,800	44,894
Mitsui Mining Company, Ltd. * (a)	17,000	31,089

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsui Sugar Company, Ltd.	15,000	$55,884
Mitsui-Soko Company, Ltd.	13,000	86,140
Mitsumi Electric Company, Ltd.	13,400	444,520
Mitsumura Printing Company, Ltd.	9,000	35,750
Mitsuuroko Company, Ltd. (a)	14,000	99,196
Miura Company, Ltd.	3,300	85,893
Miyazaki Bank, Ltd.	25,000	111,428
Miyoshi Oil & Fat Company, Ltd.	14,000	28,342
Miyuki Holdings Company, Ltd.	4,000	13,712
Mizuno Corp.	13,000	82,380
Mochida Pharmaceutical Company, Ltd. (a)	11,000	106,103
Modec, Inc. (a)	5,300	150,572
Morinaga & Company, Ltd. (a)	29,000	68,328
Morinaga Milk Industry Company, Ltd.	30,000	148,258
Morita Corp.	6,000	34,857
MOS Food Services, Inc. (a)	4,000	55,016
Moshi Moshi Hotline, Inc. (a)	2,250	104,495
Mr Max Corp.	7,300	35,579
Nagano Bank, Ltd.	12,000	44,095
Nagatanien Company, Ltd.	5,000	37,851
Nakamuraya Company, Ltd.	7,000	35,963
Nakayama Steel Works, Ltd. (a)	13,000	50,202
NEC Fielding, Ltd.	8,900	117,339
NEC Mobiling, Ltd.	2,100	39,923
NEC Networks & System Integration Corp. (a)	7,200	91,313
NEC Tokin Corp. (a)	11,000	45,005
Net One Systems Company, Ltd. (a)	89	105,984
Netmarks, Inc.	28	19,053
Neturen Company, Ltd.	8,000	89,482
Nice Corp.	24,000	90,231
Nichia Steel Works, Ltd.	8,000	34,500
Nichias Corp.	10,000	86,505
Nichiban Company, Ltd.	10,000	39,553
Nichicon Corp.	13,800	187,107
Nichiha Corp. (a)	4,200	58,875
Nichii Gakkan Company, Ltd. (a)	5,300	95,798
Nichimo Corp. (a)	28,000	25,722
Nichiro Corp.	17,000	30,655
Nidec Copal Corp.	2,700	29,534
Nidec Tosok Corp.	2,800	26,960
Nifco, Inc. (a)	7,000	181,602
Nihon Dempa Kogyo Company, Ltd. (a)	2,700	133,203
Nihon Eslead Corp.	1,300	33,837
Nihon Inter Electronics Corp.	5,000	28,750
Nihon Kagaku Sangyo Company, Ltd.	1,000	8,166
Nihon Kohden Corp.	5,000	116,957
Nihon Nohyaku Company, Ltd. (a)	9,000	34,296
Nihon Parkerizing Company, Ltd.	6,000	101,153
Nikkiso Company, Ltd.	8,000	60,222
Nippei Toyama Corp.	4,000	46,544
Nippo Corp. (a)	13,000	101,289
Nippon Avionics Company, Ltd.	7,000	26,615

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Beet Sugar
Manufacturing Company, Ltd.	18,000	$52,209
Nippon Carbon Company, Ltd.	14,000	53,468
Nippon Ceramic Company, Ltd.	3,000	41,033
Nippon Chemical Industrial Company, Ltd.	13,000	39,697
Nippon Chemi-Con Corp.	24,000	213,737
Nippon Denko Company, Ltd. (a)	12,000	54,302
Nippon Densetsu Kogyo Company, Ltd.	16,000	115,817
Nippon Denwa Shisetsu Company, Ltd.	10,000	38,192
Nippon Fine Chemical Company, Ltd.	6,000	43,074
Nippon Flour Mills Company, Ltd. (a)	28,000	113,367
Nippon Gas Company, Ltd.	5,000	47,676
Nippon Kanzai Company, Ltd. (a)	2,000	54,608
Nippon Kasei Chemical Company, Ltd. (a)	16,000	34,024
Nippon Koei Company, Ltd. (a)	11,000	33,496
Nippon Konpo Unyu Soko Company, Ltd.	11,000	154,383
Nippon Koshuha Steel Company, Ltd. (a)	16,000	36,882
Nippon Metal Industry Company, Ltd. (a)	18,000	81,912
Nippon Paint Company, Ltd.	33,000	186,101
Nippon Parking Development Company, Ltd. (a)	202	14,038
Nippon Piston Ring Company, Ltd.	13,000	29,303
Nippon Restaurant System, Inc.	1,300	46,332
Nippon Road Company, Ltd. (a)	15,000	29,218
Nippon Seiki Company, Ltd.	4,000	93,735
Nippon Sharyo, Ltd.	20,000	55,118
Nippon Shinyaku Company, Ltd.	9,000	76,094
Nippon Signal Company, Ltd.	9,000	64,841
Nippon Soda Company, Ltd.	24,000	111,870
Nippon Synthetic Chemical Industry
Company, Ltd. (a)	11,000	50,712
Nippon System Development Company, Ltd. (a)	4,800	74,471
Nippon Thompson Company, Ltd.	12,000	111,360
Nippon Valqua Industries, Ltd.	10,000	38,617
Nippon Yakin Kogyo Company, Ltd. (a)	9,500	88,160
Nippon Yusoki Company, Ltd.	5,000	29,771
Nipro Corp. (a)	7,000	136,945
Nishimatsu Construction Company, Ltd. (a)	47,000	152,316
Nissan Shatai Company, Ltd.	12,000	61,243
Nissei Corp.	2,900	37,445
Nissei Plastic Industrial Company, Ltd.	4,000	26,028
Nissen Company, Ltd.	5,500	38,596
Nisshin Fudosan Company, Ltd.	2,900	37,963
Nisshin Oillio Group, Ltd. (a)	19,000	120,886
Nissin Corp.	11,000	39,765
Nissin Electric Company, Ltd. (a)	20,000	80,296
Nissin Kogyo Company, Ltd.	5,000	122,911
Nissin Sugar Manufacturing Company, Ltd.	10,000	26,794
Nissui Pharmaceutical Company, Ltd. *	3,000	24,140
Nitta Corp. (a)	4,100	87,883
Nittan Valve Company, Ltd.	4,000	36,405
Nittetsu Mining Company, Ltd.	8,000	66,550
Nitto Boseki Company, Ltd. (a)	36,000	131,978

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nitto Fuji Flour Milling Company, Ltd.	5,000	$15,141
Nitto Kogyo Corp.	4,000	64,305
Nitto Kohki Company, Ltd.	3,500	81,721
NIWS Company HQ, Ltd. (a)	122	39,537
NOF Corp.	22,000	112,653
Nohmi Bosai, Ltd.	6,000	39,910
Nomura Company, Ltd.	7,000	37,987
Noritake Company, Ltd. (a)	22,000	110,033
Noritsu Koki Company, Ltd.	2,500	45,081
Noritz Corp. (a)	7,200	138,409
Nosan Corp. (a)	12,000	30,621
NS Solutions Corp.	2,800	70,854
Odakyu Real Estate Company, Ltd.	6,000	28,529
Oenon Holdings, Inc. (a)	9,000	24,038
Oiles Corp.	5,400	118,734
Oita Bank, Ltd.	23,000	166,487
Okabe Company, Ltd.	9,000	45,549
Okamoto Industries, Inc. (a)	11,000	38,736
Okamoto Machine Tool Works, Ltd.	7,000	33,939
Okamura Corp. (a)	10,000	110,067
Okinawa Electric Power Company, Inc.	2,750	172,160
OKK Corp.	10,000	39,723
Okumura Corp. (a)	26,000	142,866
Okura Industrial Company, Ltd.	8,000	29,328
Okuwa Company, Ltd.	5,000	71,322
Olympic Corp.	4,600	31,889
ONO Sokki Company, Ltd.	5,000	38,192
Onoken Company, Ltd.	3,000	43,023
Organo Corp. (a)	9,000	126,849
Oriental Yeast Company, Ltd.	6,000	37,001
Origin Electric Company, Ltd.	6,000	40,369
Osaka Steel Company, Ltd.	5,200	99,962
Osaki Electric Comany, Ltd. (a)	4,000	40,624
Oyo Corp.	3,400	38,435
Pacific Industrial Company, Ltd.	8,000	53,757
Pacific Metals Company, Ltd. (a)	17,000	237,868
Paramount Bed Company, Ltd. (a)	3,500	69,068
Parco Company, Ltd. (a)	7,000	89,312
Paris Miki, Inc. (a)	3,500	58,053
Pasona, Inc. (a)	36	76,247
Patlite Corp.	3,700	34,776
PCA Corp.	1,500	21,090
Penta-Ocean Construction Company, Ltd. *	79,000	102,139
Pentax Corp. (a)	16,000	93,905
Pigeon Corp.	2,700	46,506
Pilot Corp.	4	32,186
Piolax, Inc.	1,800	35,597
Press Kogyo Company, Ltd.	12,000	59,405
Prima Meat Packers, Ltd. * (a)	25,000	30,621
Raito Kogyo Company, Ltd.	9,900	32,084
Rasa Industries, Ltd. (a)	10,000	35,470
Renown, Inc. *	7,000	64,424

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Resort Solution Company, Ltd. (a)	8,000	$38,787
Resorttrust, Inc. (a)	5,040	117,892
Rhythm Watch Company, Ltd. (a)	20,000	30,791
Ricoh Elemex Corp.	4,000	29,873
Ricoh Leasing Company, Ltd.	3,600	94,926
Right On Company, Ltd.	2,900	84,855
Riken Corp. (a)	16,000	102,071
Riken Keiki Company, Ltd.	4,000	32,425
Riken Technos Corp.	9,000	32,152
Riken Vitamin Company, Ltd. (a)	2,000	60,222
Ringer Hut Company, Ltd. (a)	3,000	37,537
Rock Field Company, Ltd.	1,800	29,351
Roland Corp.	2,700	62,468
Royal Holdings Company, Ltd.	4,000	50,525
Ryobi, Ltd.	23,000	185,659
Ryoden Trading Company, Ltd.	9,000	75,022
Ryosan Company, Ltd.	6,900	177,834
Ryoshoku, Ltd.	4,100	90,499
Ryoyo Electro Corp.	7,100	92,219
S Foods, Inc.	4,000	38,039
S Science Company, Ltd.	102,000	21,690
Sagami Chain Company, Ltd. (a)	4,000	37,698
Saibu Gas Company, Ltd. (a)	84,000	202,203
Saizeriya Company, Ltd. (a)	3,900	48,267
Sakai Chemical Industry Company, Ltd.	32,000	231,089
Sakata Seed Corp. (a)	9,000	112,074
Sala Corp.	8,000	39,740
San-Ai Oil Company, Ltd.	10,000	47,718
Sanden Corp. (a)	42,000	184,341
Sanei-International Company, Ltd.	1,400	53,468
Sankei Building Company, Ltd.	8,000	76,962
Sanki Engineering Company, Ltd. (a)	7,000	45,073
Sankyo Seiko Company, Ltd. (a)	7,000	40,429
Sankyo-Tateyama Holdings, Inc.	35,000	76,213
Sanoh Industrial Company, Ltd.	5,000	32,280
Sanrio Company, Ltd. (a)	3,600	53,312
Sanshin Electronics Company, Ltd.	5,000	62,901
Sanyo Chemical Industries, Ltd.	12,000	82,576
Sanyo Denki Company, Ltd.	16,000	122,622
Sanyo Electric Credit Company, Ltd. (a)	3,700	101,654
Sanyo Shokai, Ltd. (a)	18,000	161,834
Sato Corp.	2,600	52,635
Sato Shoji Corp.	4,000	38,787
Satori Electric Company, Ltd.	2,000	32,340
Secom Joshinetsu Company, Ltd.	900	20,746
Secom Techno Service Company, Ltd. (a)	2,000	85,910
Seijo Corp.	1,400	33,403
Seika Corp.	16,000	59,065
Seikagaku Corp.	4,600	49,300
Seiko Corp. (a)	11,000	68,303
Seiren Company, Ltd. (a)	6,000	63,794
Sekisui Jushi Corp.	5,000	39,510

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sekisui Plastics Company, Ltd.	12,000	$43,891
Senshu Electric Company, Ltd.	1,500	37,639
Senshukai Company, Ltd. (a)	5,000	68,600
Shaddy Company, Ltd.	2,400	29,825
Shibaura Mechatronics Corp.	4,000	19,564
Shibusawa Warehouse Company, Ltd. (a)	10,000	46,017
Shibuya Kogyo Company, Ltd.	3,400	27,821
Shikibo, Ltd. (a)	20,000	29,260
Shikoku Bank, Ltd. (a)	25,000	96,968
Shikoku Chemicals Corp.	6,000	35,878
Shikoku Coca-Cola Bottling Company, Ltd.	3,300	37,782
Shima Seiki Manufacturing, Ltd. (a)	4,900	129,205
Shimizu Bank, Ltd.	1,100	51,554
Shin Nippon Air Technologies Company, Ltd.	4,700	37,219
Shinagawa Refractories Company, Ltd.	8,000	35,112
Shindengen Electric Manufacturing
Company, Ltd.	21,000	94,135
Shin-Etsu Polymer Company, Ltd. (a)	8,000	97,920
Shinkawa, Ltd. (a)	3,900	90,231
Shin-Keisei Electric Railway Company, Ltd.	10,000	35,555
Shinki Company, Ltd.	10,600	30,024
Shinko Electric Company, Ltd. (a)	13,000	48,764
Shinko Plantech Company, Ltd. (a)	6,000	68,133
Shinko Shoji Company, Ltd.	3,000	58,946
Shin-Kobe Electric Machinery Company, Ltd.	6,000	30,928
Shinmaywa Industries, Ltd.	21,000	108,961
Shinsho Corp.	13,000	43,899
Shinwa Kaiun Kaisha, Ltd.	16,000	81,113
Shiroki Corp.	12,000	34,500
Shizuki Electric Company, Inc.	9,000	29,856
Shizuoka Gas Company, Ltd.	11,000	78,314
Sho-Bond Corp. (a)	4,200	45,371
Shobunsha Publications, Inc.	2,400	28,621
Shochiku Company, Ltd. (a)	14,000	105,508
Shoko Company, Ltd. (a)	19,000	32,969
Showa Aircraft Industry Company, Ltd.	3,000	45,013
Showa Sangyo Company, Ltd.	20,000	49,334
Siix Corp.	2,000	29,550
Sinanen Company, Ltd.	9,000	45,855
Sintokogio, Ltd.	8,000	115,340
SMK Corp.	8,000	51,784
Snow Brand Milk Products Company, Ltd. (a)	29,000	112,236
Sodick Company, Ltd.	18,000	134,122
Soft99 Corp.	4,800	41,441
Sogo Medical Company, Ltd.	1,400	29,354
Sorun Corp.	4,600	40,027
Space Company, Ltd.	4,700	43,576
SSP Company, Ltd. (a)	29,000	168,970
ST Chemical Company, Ltd. (a)	3,000	39,757
St. Marc Holdings Company, Ltd.	1,000	59,031
Star Micronics Company, Ltd.	5,000	108,238
Starzen Company, Ltd.	14,000	34,891

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Stella Chemifa Corp. (a)	1,000	$32,663
Sugi Pharmacy Company, Ltd.	7,700	156,207
Sugimoto & Company, Ltd.	2,500	40,318
Sumida Corp. (a)	1,900	34,100
Suminoe Textile Company, Ltd.	10,000	32,578
Sumisho Computer Systems Corp.	4,700	99,145
Sumitomo Coal Mining Company, Ltd. *	25,000	28,495
Sumitomo Light Metal Industries, Ltd. (a)	31,000	76,732
Sumitomo Mitsui Company, Ltd. *	10,000	22,796
Sumitomo Pipe & Tube Company, Ltd.	6,000	43,686
Sumitomo Precision Products Company, Ltd.	7,000	39,595
Sumitomo Seika Chemicals Company, Ltd.	8,000	45,660
Sun Wave Corp.	10,000	28,580
Suruga Corp.	6,000	145,962
SWCC Showa Holdings Company, Ltd. (a)	30,000	42,104
SxL Corp. *	26,000	25,654
T. Hasegawa Company, Ltd. (a)	4,600	75,946
T. Rad Company, Ltd. (a)	9,000	41,186
Tachibana Eletech Company, Ltd.	4,000	40,692
Tachihi Enterprise Company, Ltd.	2,400	102,071
Tadano, Ltd. (a)	17,000	202,152
Taihei Dengyo Kaisha, Ltd.	6,000	47,361
Taihei Kogyo Company, Ltd. (a)	12,000	66,142
Taiho Kogyo Company, Ltd.	3,200	46,109
Taikisha, Ltd. (a)	7,000	79,845
Taisei Rotec Corp. (a)	18,000	34,143
Takamatsu Corp. (a)	2,100	34,028
Takano Company, Ltd.	1,800	21,573
Takaoka Electric Manufacturing Company, Ltd.	17,000	34,704
(a)
Takara Standard Company, Ltd. (a)	34,000	196,657
Takasago International Corp. (a)	8,000	42,802
Takasago Thermal Engineering Company, Ltd. (a)	14,000	126,823
Takiron Company, Ltd.	10,000	35,215
Takuma Company, Ltd. (a)	15,000	101,944
Tamura Corp.	9,000	40,879
Tamura Taiko Holdings, Inc. (a)	8,000	24,973
Tasaki Shinju Company, Ltd. (a)	7,000	34,951
Tayca Corp.	10,000	28,580
Teac Corp. * (a)	27,000	31,463
Tecmo, Ltd.	4,900	38,803
Teikoku Piston Ring Company, Ltd. (a)	3,000	26,079
Teikoku Tsushin Kogyo Company, Ltd.	7,000	33,998
Tekken Corp. (a)	20,000	24,837
Tenma Corp.	3,600	65,530
TIS, Inc. (a)	5,500	130,991
TKC Corp.	3,700	64,832
TOA Corp. *	32,000	34,296
TOA Oil Company, Ltd.	23,000	35,801
Toagosei Company, Ltd.	57,000	237,571
Tobishima Corp. * (a)	38,500	27,508
Tobu Store Company, Ltd.	14,000	38,702

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
TOC Company, Ltd. (a)	20,000	$133,203
Tocalo Company, Ltd.	2,000	55,629
Tochigi Bank, Ltd.	19,000	107,634
Toei Company, Ltd.	11,000	61,753
Toenec Corp. (a)	11,000	46,595
Toho Bank, Ltd.	35,000	152,129
Toho Company, Ltd.	10,000	33,854
Toho Real Estate Company, Ltd.	6,000	41,288
Toho Tenax Company, Ltd. * (a)	11,000	59,601
Toho Zinc Company, Ltd. (a)	13,000	117,986
Tohoku Bank, Ltd.	15,000	28,197
Tohoku Pioneer Corp.	2,200	31,775
Tokai Carbon Company, Ltd. (a)	28,000	231,021
Tokai Corp.	7,000	26,853
Tokai Pulp & Paper Company, Ltd. (a)	11,000	34,900
Tokimec, Inc. (a)	14,000	36,082
Toko, Inc. (a)	15,000	57,543
Tokushima Bank, Ltd.	15,000	104,751
Tokushu Paper Manufacturing Company, Ltd. (a)	7,000	36,856
Tokyo Dome Corp. (a)	21,000	113,962
Tokyo Electron Device, Ltd.	17	30,511
Tokyo Energy & Systems, Inc.	5,000	48,569
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	32,663
Tokyo Leasing Company, Ltd. (a)	8,500	137,082
Tokyo Rakutenchi Company, Ltd.	8,000	35,861
Tokyo Rope Manufacturing Company, Ltd. (a)	19,000	36,686
Tokyo Style Company, Ltd.	10,000	109,727
Tokyo Tekko Company, Ltd.	4,000	31,540
Tokyo Theatres Company, Inc.	11,000	29,847
Tokyotokeiba Company, Ltd. (a)	33,000	91,226
Tokyu Community Corp.	1,500	45,039
Tokyu Construction Company, Ltd. (a)	10,490	75,040
Tokyu Livable, Inc. (a)	700	53,409
Tokyu Recreation Company, Ltd.	6,000	35,317
Tokyu Store Chain Company, Ltd.	12,000	70,225
Toli Corp.	10,000	29,005
Tomato Bank, Ltd.	16,000	35,385
Tomen Electronics Corp.	1,700	28,703
Tomoe Corp.	8,000	29,465
Tomoku Company, Ltd.	16,000	35,793
Tomy Company, Ltd. (a)	5,900	37,739
Tonami Transportation Company, Ltd.	14,000	37,987
Topre Corp.	6,000	54,761
Topy Industries, Ltd.	19,000	76,604
Tori Holdings Company, Ltd. (a)	82,000	20,925
Torigoe Company, Ltd.	5,000	35,087
Torii Pharmaceutical Company, Ltd. (a)	3,400	57,522
Torishima Pump Manufacturing Company, Ltd.	5,000	47,378
Toshiba Plant Systems & Services Corp.	10,000	76,128
Tosho Printing Company, Ltd.	9,000	30,009
Totetsu Kogyo Company, Ltd. (a)	7,000	49,658
Tottori Bank, Ltd.	12,000	33,786

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Touei Housing Corp. (a)	5,000	$77,787
Towa Bank, Ltd. (a)	28,000	53,111
Towa Corp. (a)	4,900	30,801
Towa Pharmaceutical Company, Ltd. (a)	1,800	57,262
Towa Real Estate Development
Company, Ltd. * (a)	7,500	40,701
Toyo Construction Company, Ltd. * (a)	30,000	26,283
Toyo Corp. (a)	3,700	49,159
Toyo Electric Manufacturing Company, Ltd. (a)	6,000	24,803
Toyo Engineering Corp. (a)	19,000	99,392
Toyo Kanetsu KK (a)	15,000	39,680
Toyo Kohan Company, Ltd.	12,000	48,382
Toyo Machinery & Metal Company, Ltd.	4,000	24,871
Toyo Securities Company, Ltd. *	14,000	64,662
Toyo Tire & Rubber Company, Ltd. (a)	33,000	138,102
Toyo Wharf & Warehouse Company, Ltd. (a)	16,000	34,024
Trans Cosmos, Inc.	2,100	42,959
Trusco Nakayama Corp. (a)	5,400	109,548
Tsubakimoto Chain Company	19,000	119,755
Tsugami Corp.	8,000	45,932
Tsukishima Kikai Company, Ltd. (a)	5,000	52,056
Tsurumi Manufacturing Company, Ltd.	4,000	40,046
Tsutsumi Jewelry Company, Ltd.	2,100	55,731
Ube Material Industries, Ltd.	12,000	44,605
Uchida Yoko Company, Ltd.	7,000	33,403
UFJ Central Leasing Company, Ltd.	3,000	150,300
Unicharm Petcare Corp. (a)	2,000	69,749
Uniden Corp. (a)	9,000	69,970
Unimat Life Corp.	2,800	37,916
Union Tool Company (a)	1,200	49,505
Unitika, Ltd. (a)	51,000	71,144
U-Shin, Ltd.	4,000	26,947
Valor Company, Ltd. (a)	6,000	70,225
Venture Link Company, Ltd. *	12,400	26,368
Vital-Net, Inc.	6,500	46,111
Wakachiku Construction Company, Ltd. (a)	17,000	17,930
Warabeya Nichiyo Company, Ltd.	2,500	34,236
Watabe Wedding Corp.	2,000	26,998
Watami Company, Ltd. (a)	5,900	84,010
Wood One Company, Ltd.	6,000	51,036
Yahagi Construction Company, Ltd.	8,000	38,583
Yaizu Suisankagaku Industry Company, Ltd.	2,700	28,547
Yamagata Bank, Ltd. (a)	28,000	149,806
Yamaichi Electronics Company, Ltd. (a)	3,900	30,022
Yaoko Company, Ltd. (a)	3,200	85,740
Yasuda Warehouse Company, Ltd.	4,000	43,618
Yellow Hat, Ltd.	3,600	27,590
Yodogawa Steel Works, Ltd. (a)	27,000	166,504
Yokohama Reito Company, Ltd. (a)	6,000	47,667
Yomeishu Seizo Company, Ltd.	6,000	60,018
Yomiuri Land Company, Ltd. (a)	6,000	36,388
Yondenko Corp.	7,000	38,107

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yonekyu Corp.	3,500	$35,546
Yorozu Corp.	3,000	42,360
Yoshimoto Kogyo Company, Ltd. (a)	5,000	79,190
Yoshinoya D&C Company, Ltd. (a)	50	92,715
Yuasa Trading Company, Ltd. (a)	21,000	39,833
Yukiguni Maitake Company, Ltd.	7,100	27,297
Yuraku Real Estate Company, Ltd.	7,000	41,024
Yurtec Corp.	9,000	47,769
Yushiro Chemical Industry Company, Ltd. (a)	2,000	42,530
Zenrin Company, Ltd. (a)	4,600	123,642

		51,385,001
Malaysia - 1.59%
Aeon Company M Berhad	25,100	60,255
Affin Holdings Berhad	165,400	112,419
Amway (Malaysia) Holdings Berhad	22,700	43,988
Boustead Holdings Berhad	81,900	54,008
Carlsberg Brewery-Malay Berhad	61,300	95,740
Cement Industries of Malaysia Berhad	17,000	26,797
DRB-Hicom Berhad	271,900	153,349
Dutch Lady Milk Industries Berhad	5,900	20,136
Guinness Anchor Berhad	52,300	92,272
IGB Corp. Berhad	259,300	188,241
IJM Corp., Berhad	76,800	192,139
Island & Peninsular Berhad	84,000	39,844
KFC Holdings Malaysia Berhad	23,400	37,900
KLCC Property Holdings Berhad	136,000	135,312
KNM Group Berhad	20,000	65,365
Kulim Malaysia Berhad	28,400	57,909
Landmarks Berhad	105,300	66,698
Lingkaran Trans Kota Holdings Berhad	76,500	65,935
Lion Industries Corp., Berhad	189,800	87,832
MAA Holdings Berhad	30,400	18,464
Malaysian Bulk Carriers Berhad	70,900	78,333
Malaysian Industrial Development Finance
Berhad	128,400	57,933
Malaysian Oxygen Berhad	18,200	76,853
Malaysian Pacific Industries Berhad	13,300	39,621
Malaysian Resources Corp. Berhad *	227,700	147,519
MNRB Holdings Berhad	25,200	32,798
MTD Infraperdana Berhad	147,500	48,633
Mulpha International Berhad *	243,600	131,752
Naim Cendera Holdings, Ltd., Berhad	48,700	56,341
Oriental Holdings Berhad	31,700	45,659
OSK Holdings Berhad	105,900	86,374
Pacificmas Berhad	17,800	18,431
Padiberas Nasional Berhad	67,900	39,081
Panasonic Manufacturing Malaysia Berhad	13,700	38,633
Pelikan International Corp., Berhad	57,720	73,788
Puncak Niaga Holding Company Berhad *	40,530	37,746
QL Resources Berhad	54,500	44,136
Ranhill Berhad	122,600	45,033
Scomi Group Berhad	137,800	46,631

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Sime Engineering Services Berhad	109,000	$57,692
Sunrise Berhad	99,400	71,298
Ta Ann Holdings Berhad	28,080	85,276
TA Enterprise Berhad	382,500	194,707
Tan Chong Motor Holdings Berhad	78,600	27,507
Time Engineering Berhad *	235,300	56,145
Time.Com Berhad *	211,600	49,878
Top Glove Corp., Berhad	46,340	120,625
Tradewinds Corp., Berhad *	219,500	56,184
Tronoh Consolidated M Berhad	29,000	75,488
Uchi Technologies Berhad	45,000	41,128
UEM World Berhad	134,400	174,147
Unico-Desa Plantations Berhad	182,000	28,952
Unisem M Berhad	45,000	26,030
United Plantations Berhad	14,500	46,132
Wah Seong Corp., Berhad	47,200	36,859
WTK Holdings Berhad	25,400	63,179
YNH Property Berhad	116,700	76,281

		4,047,406
Mexico - 0.65%
Consorcio ARA SA de CV *	82,800	142,722
Controladora Comercial Mexicana SA de CV	47,300	133,559
Corp GEO SA de CV, Series B *	43,200	251,081
Embotelladoras Arca SA de CV	4,574	16,779
Empresas ICA Sociedad
Controladora SA de CV *	46,900	180,959
Gruma SA de CV, Series B	17,000	53,327
Grupo Aeroportuario del Sureste SA de CV	28,700	136,355
Grupo Cementos de Chihuahua SA de CV	5,000	25,801
Grupo Elektra SA de CV	4,500	69,867
Industrias CH SA de CV, Series B *	29,700	125,269
Industrias Penoles SA de CV	10,100	117,038
Organizacion Soriana SA de CV, Series B	75,300	224,959
TV Azteca SA de CV *	174,600	162,650

		1,640,366
Netherlands - 2.30%
Aalberts Industries NV	9,605	949,814
Accell Group NV	1,129	40,013
Arcadis NV	1,567	100,594
Beter Bed Holdings NV	1,861	62,969
Boskalis Westminster NV	2,453	244,408
Brunel International NV	1,198	39,478
Buhrmann NV ADR (a)	1,700	22,984
Draka Holding NV * (a)	1,175	42,838
Eriks Group NV	887	70,049
Gamma Holding NV	431	33,865
Grolsch NV	1,177	47,208
Heijmans NV	920	52,501
ICT Automatisering NV	1,785	34,377
Imtech NV	10,827	779,750
KAS Bank NV	619	19,877

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Ten Cate NV	3,853	$148,407
Laurus NV * (a)	9,291	35,413
Macintosh Retail Group NV	2,604	104,443
Nutreco Holding NV	4,100	307,341
Oce-Van Der Grinten NV (a)	9,856	180,849
OPG Groep NV	2,093	262,423
Ordina NV (a)	4,066	94,130
Pharming Group NV * (a)	8,121	36,602
SBM Offshore NV	37,184	1,342,210
Sligro Food Group NV	1,549	119,885
Smit Internationale NV	1,358	86,905
Stork NV (a)	1,018	52,281
Telegraaf Media Groep NV (a)	6,008	206,502
TKH Group NV	1,554	144,755
Unit 4 Agresso NV *	2,085	52,340
Univar NV	937	52,043
Wegener NV	3,531	72,866

		5,840,120
New Zealand - 0.31%
Fisher & Paykel Appliances Holdings, Ltd. (a)	43,440	114,068
Freightways, Ltd.	17,697	55,081
Infratil, Ltd.	27,854	112,004
Mainfreight, Ltd.	10,000	52,232
Nuplex Industries, Ltd.	13,994	73,593
PGG Wrightson, Ltd.	46,710	49,463
Port of Tauranga, Ltd. (a)	12,337	53,845
Pumpkin Patch, Ltd. (a)	20,900	64,751
Ryman Healthcare, Ltd.	83,695	135,337
Tourism Holdings, Ltd.	27,130	45,035
Tower, Ltd. * (a)	24,522	39,477

		794,886
Norway - 0.88%
Acta Holding ASA (a)	10,000	55,607
Aktiv Kapital ASA (a)	5,200	72,717
Altinex ASA * (a)	150,000	29,860
Bonheur ASA *	3,500	155,469
Det Norske Oljeselskapb ASA * (a)	26,600	47,831
EDB Business Partner ASA	9,800	85,047
Ekornes ASA (a)	7,000	167,561
Ementor ASA *	9,000	78,845
Expert ASA	3,200	63,701
Fast Search & Transfer ASA * (a)	36,000	89,431
Ganger Rolf ASA *	1,600	62,911
Kongsberg Gruppen ASA	1,700	52,020
Leroy Seafood Group ASA	4,800	104,238
Ocean RIG ASA * (a)	32,900	224,623
Olav Thon Eindom AS	400	52,514
Sevan Marine ASA * (a)	9,200	80,975
Solstad Offshore ASA	4,600	109,733
Sparebanken Midt-Norge	8,600	112,480
Tandberg ASA *	12,750	266,394

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Tomra Systems ASA (a)	24,000	$172,743
Veidekke ASA (a)	2,600	147,144

		2,231,844
Philippines - 0.39%
Aboitiz Equity Ventures, Inc.	280,000	48,166
Benpres Holdings Corp. *	1,899,000	133,815
DMCI Holdings, Inc.	488,000	72,821
Filinvest Land, Inc. *	1,807,500	62,935
First Philippine Holdings Corp.	93,000	136,850
International Container Terminal Services, Inc.	106,500	60,699
Jollibee Foods Corp.	129,200	145,936
Megaworld Corp.	3,929,800	272,846
Petron Corp.	602,000	58,640

		992,708
Poland - 0.74%
Bioton SA *	128,399	98,570
Budimex SA, Series B *	2,174	76,306
CCC SA	2,698	53,460
Cersanit-Krasnystaw SA *	4,929	69,764
Echo Investment SA *	3,529	138,876
Eurocash SA	6,928	24,125
Fabryka Kotlow Rafako SA *	13,412	55,052
Firma Chemiczna Dwory SA *	1,489	61,789
Grupa Kety SA	1,563	103,234
Grupa Lotos SA *	8,943	132,825
Impexmetal SA *	827	88,940
Kredyt Bank SA	8,164	67,163
Mondi Packaging Paper Swiecie SA	1,651	60,803
Orbis SA	4,455	134,799
PBG SA, Allotment Certificates *	106	13,312
PBG SA *	911	114,954
Pfleiderer Grajewo SA	3,000	69,714
Polimex Mostostal SA	1,375	102,799
Polska Grupa Farmaceutyczna SA	992	27,718
Polski Koncern Miesny Duda SA *	9,274	43,872
Prokom Software SA	2,375	124,014
Softbank SA	3,169	79,833
Vistula & Wolczanka SA *	1,293	60,139
Zaklad Przetworstwa Hutniczego Stalprodukt
SA	227	86,348

		1,888,409
Portugal - 0.23%
Jeronimo Martins, SGPS SA	1,375	35,859
Mota Engil, SGPS SA	19,025	150,883
Semapa-Sociedade de Investimento e
Gestao, SGPS SA	4,056	61,948
Sonae Industria, SGPS SA *	3,131	38,650
Sonaecom, SGPS SA *	38,601	229,215
Teixeira Duarte, Engenharia e Construcoes SA	21,621	78,073

		594,628

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore - 1.21%
Allgreen Properties, Ltd.	76,500	$88,224
Bonvests Holdings, Ltd. *	47,000	61,636
Bukit Sembawang Estates, Ltd. *	6,000	42,703
Cerebos Pacific, Ltd.	16,000	35,006
CH Offshore, Ltd.	136,000	37,642
China Merchants Holdings Pacific, Ltd.	73,000	38,967
Chuan Hup Holdings, Ltd.	182,000	40,779
Creative Technology, Ltd.	15,500	99,591
Delong Holdings, Ltd. *	455,000	73,462
Ezra Holdings Pte, Ltd.	41,000	145,903
Global Voice Group, Ltd. *	209,000	21,348
Goodpack, Ltd.	36,000	35,823
Hartford Education Corp., Ltd.	4,582	1,812
Hi-P International, Ltd.	126,000	63,936
Hong Leong Asia, Ltd.	42,000	53,142
Hotel Plaza, Ltd. *	21,000	31,968
Hotel Properties, Ltd.	35,000	117,632
HTL International Holdings, Ltd.	58,000	34,782
Hwa Hong Corp., Ltd. *	92,000	43,652
Hyflux, Ltd. (a)	55,000	96,049
Jaya Holdings, Ltd.	96,000	91,733
Jurong Technologies Industrial Corp., Ltd.	49,500	24,955
K1 Ventures, Ltd. *	367,000	79,812
Keppel Telecommunications & Transportation
Company, Ltd.	57,000	90,151
Kim Eng Holdings, Ltd.	48,000	50,611
Labroy Marine, Ltd. (a)	105,000	141,850
Metro Holdings, Ltd.	74,000	41,939
MFS Technology, Ltd. *	113,000	73,722
Midas Holdings, Ltd.	92,000	101,855
MMI Holding, Ltd.	89,000	97,947
NatSteel, Ltd. *	21,000	20,897
Orchard Parade Holdings, Ltd. *	70,000	59,508
Osim International, Ltd. (a)	43,000	26,637
Pan-United Marine, Ltd. *	47,000	58,229
Petra Foods, Ltd. (a)	46,000	50,928
Raffles Education Corp., Ltd. (a)	110,000	166,002
Robinson & Company, Ltd.	13,000	43,692
Singapore Food Industries, Ltd.	21,000	12,594
Sinomem Technology, Ltd.	81,000	52,578
Straits Trading Company, Ltd.	63,000	171,880
Sunningdale Tech, Ltd. *	144,000	27,520
Tat Hong Holdings, Ltd. *	26,000	23,645
Unisteel Technology, Ltd.	35,000	67,811
United Engineers, Ltd.	32,000	67,903
United Test and Assembly Center, Ltd. * (a)	238,000	142,726
UOB-Kay Hian Holdings, Ltd.	94,000	95,397
WBL Corp., Ltd.	13,000	39,580

		3,086,159
South Africa - 2.74%
Aeci, Ltd.	23,952	240,013
Afgri, Ltd.	58,521	52,215

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
African Oxygen, Ltd.	26,078	$106,496
African Rainbow Minerals, Ltd. *	17,491	247,299
Alexander Forbes, Ltd. *	34,816	79,190
Allied Electronics Corp., Ltd.	10,355	66,082
Allied Technologies, Ltd.	15,669	144,064
Astral Foods, Ltd.	8,230	132,177
Aveng, Ltd.	85,965	542,813
AVI, Ltd.	18,963	52,347
Bytes Technology Group, Ltd.	21,548	43,185
Capitec Bank Holdings, Ltd.	8,249	40,764
Ceramic Industries, Ltd.	1,970	42,461
DataTec, Ltd. *	37,448	201,505
Dimension Data Holdings, Ltd.	249,960	248,759
Distell Group, Ltd.	3,000	21,434
Drdgold, Ltd. *	28,503	18,976
Ellerine Holdings, Ltd.	26,156	294,412
Gold Fields, Ltd.	3,784	69,862
Grindrod, Ltd.	35,005	81,686
Group Five, Ltd.	10,948	85,059
Iliad Africa, Ltd.	16,287	37,448
Illovo Sugar, Ltd.	21,230	55,370
Johnnic Communications, Ltd.	18,420	226,299
Lewis Group, Ltd.	10,863	102,144
Massmart Holdings, Ltd.	5,143	59,549
Medi-Clinic Corp., Ltd.	45,899	158,142
Metorex, Ltd. *	55,956	177,277
Metropolitan Holdings, Ltd.	131,095	267,229
Mr. Price Group, Ltd.	34,045	139,264
Murray & Roberts Holdings, Ltd.	64,959	498,985
Mvelaphanda Group, Ltd.	80,133	123,087
Nampak, Ltd.	100,169	305,388
New Clicks Holdings, Ltd.	74,503	129,370
Northam Platinum, Ltd.	31,856	225,200
Omnia Holdings, Ltd.	5,040	45,661
Peregrine Holdings, Ltd.	26,519	53,875
Primedia, Ltd. *	25,683	81,086
PSG Group, Ltd.	18,851	73,489
Rainbow Chicken, Ltd.	36,464	83,089
Santam, Ltd.	12,764	178,696
Spar Group, Ltd.	20,432	139,953
Sun International, Ltd.	23,213	439,725
Super Group, Ltd.	63,821	116,516
Tiger Automotive Company, Ltd.	12,943	20,521
Tiger Wheels, Ltd. *	12,943	23,097
Tongaat-Hulett Group, Ltd.	11,536	194,774
Tourism Investment Corp., Ltd.	79,501	26,409
Trencor, Ltd.	9,960	46,416
Wilson Bayly Holmes-Ovcon, Ltd.	10,435	125,750

		6,964,608
South Korea - 4.84%
Binggrae Company, Ltd.	840	35,177

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Bukwang Pharmaceutical Company, Ltd.	5,082	$91,825
Byucksan Engineering & Construction
Company, Ltd.	4,400	33,111
Celrun Company, Ltd. *	5,370	39,154
Cheil Communications, Inc.	620	154,860
Chong Kun Dang Pharm Corp.	1,112	35,457
Choongwae Pharma Corp.	1,009	43,970
CJ CGV Company, Ltd.	4,000	72,700
Dae Han Flour Mills Company, Ltd.	230	42,047
Daeduck Electronics Company, Ltd.	5,550	45,599
Daeduck GDS Company, Ltd.	3,610	33,420
Daehan City Gas Company, Ltd.	1,520	40,066
Daehan Synthetic Fiber Company, Ltd.	310	40,857
Daekyo Company, Ltd.	1,000	85,667
Daesang Corp. *	6,171	80,019
Daesung Industrial Company, Ltd.	1,120	105,709
Daewoo Motor Sales Corp.	4,650	146,787
Daewoong Pharmaceutical Company, Ltd.	960	64,792
Daishin Securities Company, Ltd.	10,160	237,032
Daou Technology, Inc.	8,520	72,536
DC Chemical Company, Ltd.	2,760	190,385
Dong-A Pharmaceutical Company, Ltd.	1,734	134,540
Dongbu Corp.	4,200	62,273
Dongbu Steel Company, Ltd.	3,980	40,060
DongbuElectronics Company, Ltd. *	17,010	35,436
Dong-Il Corp.	490	37,446
Dongkuk Steel Mill Company, Ltd.	10,480	289,610
Dongwon F&B Company, Ltd.	650	42,695
Dongwon Systems Corp.	17,840	35,648
Doosan Corp. *	2,700	220,970
Doosan Industrial Development Company, Ltd. *	10,030	151,380
E1 Corp.	890	52,784
FnC Kolon Corp.	1,970	36,538
Fursys, Inc.	1,250	31,753
Halla Climate Control Company, Ltd.	12,110	127,040
Halla Engineering & Construction Corp.	1,480	34,528
Handsome Company, Ltd.	2,770	42,543
Hanil Cement Manufacturing Company, Ltd.	1,310	116,819
Hanjin Transportation Company, Ltd.	2,760	102,380
Hankuk Glass Industries, Inc.	1,200	44,003
Hankuk Paper Manufacturing Company, Ltd.	1,120	32,974
Hanmi Pharm Company, Ltd.	1,134	146,443
Hansol CSN Company, Ltd.	9,970	41,381
Hansol LCD, Inc.	990	52,559
Hansol Paper Company, Inc.	8,180	128,675
Hanwha Chem Corp.	11,390	177,354
Hanwha Securities Company, Ltd.	4,390	46,333
Hotel Shilla Company, Ltd.	7,320	116,314
Huchems Fine Chemical Corp.	4,190	54,777
Hwa Sung Industrial Company, Ltd.	3,280	61,183
Hyosung Corp.	6,370	214,624
Hyundai Cement Company, Ltd.	870	32,642

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Corp. *	1,570	$32,039
Hyundai Elevator Company, Ltd.	510	35,668
Hyundai H&S Company, Ltd.	720	47,982
Hyundai Hysco Company, Ltd.	14,160	139,215
Hyundai Marine & Fire
Insurance Company, Ltd.	12,630	174,512
Ilyang Pharmaceutical Company, Ltd.	2,380	65,897
Inzi Controls Company, Ltd.	3,200	18,877
Jahwa Electronics Company, Ltd.	4,480	35,379
Jeonbuk Bank, Ltd.	4,941	48,052
Keangnam Enterprises, Ltd.	2,660	67,854
Kiswire, Ltd.	1,470	46,638
Kolon Engineering &
Construction Company, Ltd.	2,190	36,079
Kolon Industries, Inc. *	3,240	61,814
Korea Development Corp.	1,370	27,666
Korea Development Financing Corp.	710	39,468
Korea Iron & Steel Company, Ltd.	2,370	97,233
Korea Kumho Petrochemical Company, Ltd.	3,490	121,854
Korea Line Corp.	1,510	96,617
Korea Polyol Company, Ltd.	735	37,225
Korea Zinc Company, Ltd.	1,480	158,091
Korean Petrochemical Ind. Company, Ltd.	1,280	59,044
Korean Reinsurance Company, Ltd.	14,600	191,646
KP Chemical Corp. *	8,460	65,641
KPC Holdings, Inc.	315	12,254
KTBNetwork Corp. *	6,720	40,212
Kumho Electric Company, Ltd.	787	32,497
Kumho Industrial Company, Ltd.	5,180	123,602
Kumho Tire Company, Inc.	6,000	76,527
Kyeryong Construction
Industrial Company, Ltd.	1,030	41,765
Kyobo Securities Company, Ltd.	3,440	35,356
LG Fashion Corp., Ltd.	5,018	121,870
LG Household & Health Care, Ltd.	2,250	277,409
LG International Corp.	6,651	151,633
LG Life Sciences, Ltd. *	2,060	87,580
LG Petrochemical Company, Ltd.	7,520	221,799
LIG Non-Life Insurance Company, Ltd. *	9,890	178,175
Lotte Chilsung Beverage Company, Ltd.	160	204,241
Lotte Midopa Company, Ltd. *	7,390	118,997
Lotte Samkang Company, Ltd.	190	32,715
LS Cable, Ltd.	4,390	192,006
LS Industrial Systems Company, Ltd.	2,870	106,460
Meritz Securities Company, Ltd.	5,270	43,522
Namyang Dairy Products Company, Ltd.	130	114,684
NCSoft Corp. *	3,290	216,454
NH Investment & Securities Company, Ltd.	4,380	46,554
Nong Shim Company, Ltd.	370	96,349
Nong Shim Holdings Company, Ltd.	450	37,307
Orion Corp.	650	160,971
Ottogi Corp.	320	29,998

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Pacific Corp.	740	$108,540
Pantech & Curitel Communications, Inc. *	26,470	11,254
Pantech Company, Ltd. *	8,860	8,146
Poongsan Corp.	5,600	124,993
Pulmuone Company, Ltd.	940	33,570
Pusan City Gas Company, Ltd.	1,820	42,267
S&T Daewoo Company, Ltd.	1,480	30,596
S&T Dynamics Company, Ltd.	7,160	60,577
S1 Corp.	3,300	132,582
Saehan Industries, Inc. *	5,100	29,922
Samchully Company, Ltd.	626	91,154
Samho International Company, Ltd. *	3,010	43,190
Samsung Fine Chemicals Company, Ltd.	4,120	119,547
Samwhan Corp.	1,510	37,876
Samyang Corp.	760	46,932
Samyang Genex Company, Ltd.	410	40,745
SeAH Holdings Corp.	580	54,495
Seoul Securities Company, Ltd.	26,955	31,801
Serim Paper Manufacturing Company, Ltd. *	2,280	46,528
Shinyoung Securities Company, Ltd.	1,270	63,983
Sindo Ricoh Company, Ltd.	1,870	103,353
SK Chemicals Company, Ltd.	2,920	138,885
SK Gas Company, Ltd.	2,070	124,308
SK Securities Company, Ltd.	34,020	44,837
SKC Company, Ltd.	4,840	105,972
Solomon Mutual Savings Bank	1,710	24,991
Ssangyong Cement Industrial Company, Ltd. *	12,490	166,604
Ssangyong Motor Company, Ltd. *	20,700	135,309
STX Corp.	3,080	100,173
STX Engine Company, Ltd.	3,000	94,383
Sungshin Cement Company, Ltd.	2,150	41,819
Tae Young Corp.	1,270	78,291
Taegu Department Store Company, Ltd.	1,810	30,300
Taekwang Industrial Company, Ltd.	70	57,661
Taihan Electric Wire Company, Ltd.	7,520	195,024
Telcoware Company, Ltd.	2,000	25,084
Tong Yang Investment Bank Company, Ltd.	15,326	166,153
Tong Yang Major Corp. *	5,130	41,821
Union Steel Company, Ltd.	1,390	42,770
Woongjin Thinkbig Company, Ltd.	2,760	45,763
YESCO Company, Ltd.	1,400	43,599
Youlchon Chemical Company, Ltd.	3,520	36,216
Young Poong Corp.	324	81,616
Youngone Corp.	8,130	42,903
Yuhan Corp.	1,312	205,686
Yungjin Pharmaceutical Company, Ltd. *	12,000	26,848

		12,299,370
Spain - 1.68%
Abengoa SA (a)	7,583	314,590
Adolfo Dominguez SA (a)	1,759	121,036
Amper SA	8,329	126,987

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Avanzit SA *	17,987	$181,622
Banco Guipuzcoano SA	9,364	430,054
Campofrio Alimentacion SA	2,136	39,137
Construcciones y Auxiliar de Ferrocarriles SA	428	129,364
Duro Felguera SA (a)	6,660	81,411
Faes Farma SA	9,640	244,958
Grupo Empresarial Ence SA	4,144	267,688
La Seda de Barcelona SA, Series B * (a)	38,649	136,976
Mecalux SA *	2,622	129,396
Natra SA (a)	4,032	56,890
Natraceutical SA * (a)	35,597	84,265
Obrascon Huarte Lain SA	7,054	299,625
Pescanova SA	1,382	56,779
Prim SA	2,640	49,677
Prosegur Cia de Seguridad SA	1,259	47,803
Service Point Solutions SA * (a)	13,183	47,780
Service Point Solutions, SA * (a)	5,490	19,898
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola SA * (a)	8,023	57,727
SOS Cuetara SA (a)	20,535	402,341
Tecnocom Telecomunicaciones y Energia SA *	3,303	56,632
Tubacex SA (a)	28,525	228,896
Unipapel SA	1,050	34,320
Uralita SA	15,058	129,692
Urbas Proyectos Urbanisticos SA *	10,449	40,386
Vidrala SA (a)	1,663	55,803
Viscofan SA	11,757	265,575
Zeltia SA * (a)	14,274	129,812

		4,267,120
Sweden - 2.03%
AddTech AB, Series B	2,600	55,741
Angpanneforeningen AB, B Shares	2,600	58,440
Axfood AB (a)	5,450	215,349
Axis Communications AB	10,500	184,146
Bergman & Beving AB, Series B (a)	4,000	122,549
Billerud Aktibolag AB (a)	10,000	149,965
Cardo AB (a)	3,200	122,778
Castellum AB (a)	15,900	229,909
Clas Ohlson AB, Series B (a)	2,475	51,910
D. Carnegie & Company AB (a)	30,200	628,000
Fabege AB (a)	2,200	55,276
Gunnebo AB (a)	8,726	92,445
Haldex AB	4,300	103,422
HIQ International AB	8,000	40,773
Hoganas AG, B Shares (a)	5,800	146,973
IBS AB, Series B *	23,000	82,978
JM AB	15,200	523,354
Kungsleden AB	5,550	99,718
Lennart Wallenstam Byggnads AB, Series B (a)	3,900	83,193
Lindex AB (a)	9,700	115,956
Meda AB, Series A (a)	4,500	138,512
Micronic Laser Systems AB * (a)	6,200	56,808

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Munters AB	2,450	$106,279
New Wave Group AB, B Shares (a)	4,600	50,380
Nibe Industrier AB, B Shares	4,800	78,168
Nobia AB (a)	8,400	343,940
Nolato AB, Series B	4,000	41,232
Obsever AB *	19,000	86,228
PartnerTech AB	1,600	26,113
Peab AB, Series B	7,200	216,465
Q-Med AB	9,200	142,249
RNB Retail & Brands AB	5,416	64,744
SkiStar AB, Series B	6,100	88,204
Studsvik AB	1,000	33,644
Sweco AB *	1,400	57,424
Teleca AB, Series B * (a)	6,800	31,639
Telelogic AB * (a)	19,000	36,042
Trelleborg AB, Series B (a)	15,800	410,554

		5,171,500
Switzerland - 5.30%
Actelion, Ltd. *	1,492	348,515
Affichage Holding Genf	309	61,668
AFG Arbonia-Forster Holding AG	259	132,426
Allreal Holding AG (a)	916	117,087
Bank Coop AG	1,859	125,252
Bank Sarasin & Compagnie AG	61	220,840
Banque Cantonale Vaudoise, Series B	607	289,584
Barry Callebaut AG *	588	438,357
Belimo Holding AG	64	67,821
Berner Kantonalbank	910	160,597
Bobst Group AG	40	2,441
Bucher Industries AG	1,199	162,161
Charles Voegele Holding AG *	913	99,537
Converium Holding AG	16,477	289,428
Conzzeta Holding AG	37	71,705
Emmi AG	445	56,662
EMS-Chemie Holding AG (a)	425	53,624
Energiedienst Holding AG *	299	150,906
Flughafen Zuerich AG	437	169,380
Forbo Holding AG *	348	154,399
Galenica Holding Company AG	430	136,879
Georg Fischer AG *	609	441,959
Gurit Heberlein AG	364	366,221
Helvetia Patria Holding AG	685	294,031
Hiestand Holding AG, Series A	39	48,243
Jelmoli Holding AG	135	452,561
Kaba Holding AG *	447	129,481
Kuoni Reisen Holding AG, Series B *	1,959	1,177,726
Lonza Group AG (a)	6,120	589,490
Luzerner Kantonalbank *	1,251	278,550
Mobilezone Holding AG	10,362	63,235
Phoenix Mecano AG	228	109,055
PubliGroupe SA *	418	155,294

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Rieter Holdings AG	615	$307,094
Schulthess Group AG	81	93,251
Schweizerische
National-Versicherungs-Gesellschaft AG	78	61,108
SEZ Holding AG *	972	32,144
Sia Abrasives Holding AG	131	50,586
SIG Holding AG *	2,387	854,328
Sika AG *	331	563,677
St. Galler Kantonalbank (a)	614	312,418
Sulzer AG	638	898,125
Swiss Prime Site AG *	2,078	128,526
Swissfirst AG	1,127	89,223
Swissquote Group Holding SA *	124	48,062
Tamedia AG	451	61,368
Tecan Group AG	2,488	177,275
Temenos Group AG *	3,323	64,125
Valiant Holding AG *	3,659	499,997
Valora Holding AG	778	222,955
Verwaltungs-und Privat-Bank AG	3,265	802,383
Von Roll Holding AG * (a)	45,601	283,925
Vontobel Holdings AG (a)	9,372	481,894
WMH Walter Meier AG, Series A	178	31,237

		13,478,816
Taiwan - 4.06%
Ability Enterprise Company, Ltd.	124,000	137,153
Accton Technology Corp. *	192,000	125,331
Altek Corp.	46,000	84,521
Ambassador Hotel Company, Ltd.	79,000	92,155
AmTRAN Technology Company, Ltd. *	113,000	101,253
Arima Communication Corp. *	45,000	46,306
Arima Computer Corp. *	367,000	96,491
Bank of Kaohsiung, Ltd.	185,000	100,635
BES Engineering Corp.	584,000	122,483
Cheng Loong Corp.	217,000	83,941
Chia Hsin Cement Corp. *	155,000	93,215
Chicony Electronics Company, Ltd.	78,000	116,682
China Life Insurance Company, Ltd. *	153,000	67,738
China Manmade Fibers Corp. *	378,000	82,020
China Metal Products Company, Ltd.	53,000	88,574
China Petrochemical Development Corp. *	255,000	76,523
China Steel Chemical Corp.	53,000	97,703
Chin-Poon Industrial Company, Ltd.	118,000	89,686
Chroma Ate, Inc.	30,000	44,696
Chung Hsin Electric & Machinery
Manufacturing Corp.	132,000	76,990
Chung Hwa Pulp Corp.	165,000	72,053
CMC Magnetics Corp. *	481,000	146,088
Compeq Manufactuing Company, Ltd. *	180,000	79,964
Continental Engineering Corp.	145,000	111,303
Cosmos Bank Taiwan *	110,000	42,218
CyberTAN Technology, Inc.	69,000	161,813
Depo Auto Parts Industrial Company, Ltd.	19,000	59,142

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
D-Link Corp.	102,000	$179,093
Eastern Media International Corp.	255,000	72,362
Elitegroup Computer Systems Company, Ltd.	138,720	78,394
Evergreen International Storage & Transport
Corp.	158,000	84,515
Everlight Electronics Company, Ltd.	37,000	144,243
Far Eastern Department Stores Company, Ltd.	151,000	100,621
Federal Corp.	123,000	85,122
Feng Hsin Iron & Steel Company, Ltd.	87,000	116,210
Formosa Taffeta Company, Ltd.	9,000	7,765
Formosan Rubber Group, Inc. *	174,000	120,680
Fu Sheng Industrial Company, Ltd.	91,000	88,552
Giant Manufacturing Company, Ltd.	51,000	79,066
Gigabyte Technology Company, Ltd.	121,000	84,287
Gold Circuit Electronics, Ltd.	122,000	102,865
Goldsun Development & Construction
Company, Ltd.	187,000	97,202
Greatek Electronic, Inc.	64,000	94,385
Hey Song Corp.	188,000	84,654
Hung Poo Real Estate Development Corp.	75,000	74,456
Hung Sheng Construction Company, Ltd.	110,000	81,112
Ichia Technologies, Inc. *	56,000	64,648
Infortrend Technology, Inc.	52,000	83,131
King Yuan Electronics Company, Ltd.	111,000	92,752
King's Town Bank *	276,000	78,571
Kinpo Electronics, Inc.	180,000	67,996
Lee Chang Yung Chemical Industries, Corp.	92,000	85,355
Lien Hwa Industrial Corp.	178,000	86,606
Long Bon Development Company, Ltd.	140,000	97,099
Merry Electronics Company, Ltd.	23,000	77,848
Micro-Star International Company, Ltd.	156,000	108,432
NAN Kang Rubber Tire Company, Ltd.	62,000	103,052
Nien Hsing Textile Company, Ltd.	140,000	88,849
Nien Made Enterprises Company, Ltd.	86,000	80,308
Optimax Technology Corp. *	88,000	41,886
Opto Technology Corp. *	190,000	156,180
Oriental Union Chemical Corp.	136,000	98,229
Pan-International Industrial Company, Ltd.	67,000	153,883
Phoenix Precision Technology Corp.	84,000	97,226
Phoenixtec Power Company, Ltd.	76,000	71,659
Pihsiang Machinery Manufacturing Company,
Ltd.	37,000	80,284
Primax Electronics, Ltd. *	97,000	49,394
Prince Housing Development Corp.	159,000	105,231
Richtek Technology Corp.	12,000	118,586
Ritek Corp. *	393,000	93,113
Ruentex Development Company, Ltd.	84,000	68,033
Ruentex Industries, Ltd.	174,000	120,943
Sanyang Industrial Company, Ltd.	153,000	90,163
Sheng Yu Steel Company, Ltd.	97,000	97,029
Shihlin Electric & Engineering Corp.	81,000	80,045
Shihlin Paper Corp. *	66,000	92,947

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Shinkong Synthetic Fibers Corp. *	386,000	$104,986
Silicon Integrated Systems Corp.	173,000	96,721
Sincere Navigation Corp.	75,000	106,641
Sinyi Realty Company, Ltd.	33,000	92,149
Sitronix Technology Corp.	25,000	86,129
Southeast Cement Company, Ltd.	145,000	45,354
Springsoft, Inc.	51,000	99,719
Sunrex Technology Corp.	84,000	104,080
T JOIN Transportation Company, Ltd.	166,000	118,392
Ta Chong Bank, Ltd.	269,000	84,545
Taichung Commercial Bank *	308,456	129,479
Tainan Spinning Company, Ltd. *	353,000	153,617
Taiwan Life Insurance Company, Ltd.	65,000	84,859
Taiwan Navigation Company, Ltd.	133,000	164,793
Taiwan Secom Company, Ltd.	44,000	70,341
Taiwan Styrene Monomer, Corp. *	77,000	31,647
Taiwan-Sogo Shin Kong Security Company,
Ltd.	25,000	23,799
Taiyen Biotech Company, Ltd.	50,000	29,238
Teco Electric & Machinery Company, Ltd.	284,000	144,189
Tong Yang Industry Company, Ltd.	103,000	98,985
Tsann Kuen Enterprise Company, Ltd.	64,000	62,956
TSRC Corp.	129,000	100,775
Tung Ho Steel Enterprise Corp.	104,000	115,346
Union Bank of Taiwan *	310,000	74,104
Universal Scientific Industrial Company, Ltd.	231,000	144,855
USI Corp.	119,000	36,142
Walsin Technology Corp.	100,000	96,857
Waterland Financial Holdings	268,000	82,206
Wistron NeWeb Corp.	32,000	94,095
WUS Printed Circuit Company, Ltd.	209,000	92,847
Ya Hsin Industrial Company, Ltd.	138,000	95,503
Yieh Phui Enterprise Company, Ltd.	158,360	63,650
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	214,000	86,014
Yungtay Engineering Company, Ltd.	151,000	85,334
Zinwell Corp.	69,000	126,156
Zyxel Communications Corp.	60,000	99,547

		10,327,789
Thailand - 0.65%
Amata Corp. PCL	140,400	47,740
Asia Plus Securities PCL	440,200	35,107
Bangkok Aviation Fuel Services PCL	139,371	47,390
Bangkok Expressway PCL	69,300	49,485
Cal-Comp Electronics Thailand PCL	523,000	74,368
Dynasty Ceramic PCL	115,800	49,041
Eastern Water Resources Development &
Management PCL	295,200	47,451
Erawan Group PCL	370,800	38,971
Hemaraj Land and Development PCL	1,551,800	42,213
Home Product Center PCL	358,382	54,062
Jasmine International PCL	3,010,500	40,947
International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
KGI Securities Thailand PCL	779,900	$38,028
Kiatnakin Finance PCL	49,600	44,464
Kim Eng Securities Thailand PCL	72,700	35,507
Krungthai Card PCL	80,500	62,210
Lanna Resources PCL	121,400	40,904
Loxley PCL	533,800	26,236
Magnecomp Precision Technology PCL *	637,800	36,868
Major Cineplex Group PCL	165,000	79,567
MBK PLC	29,300	49,362
Nakornthai Strip Mill PCL *	3,961,200	36,734
Power Line Engineering PCL	224,700	44,454
Quality House PCL	1,381,000	52,935
Robinson Department Store PCL *	154,900	52,671
Rojana Industrial Park PCL	56,700	20,682
Saha-Union PCL	35,700	26,927
Samart Corp. PCL	158,500	41,646
Samart I-Mobile PCL	90,200	53,256
Sansiri PCL *	420,500	37,696
Shin Satellite PCL *	232,800	48,575
Sino Thai Engineering & Construction PCL	314,900	44,950
Supalai PCL	501,800	55,212
Thai Vegetable Oil PLC	100,000	29,523
Thoresen Thai Agencies PCL	118,800	107,755
Ticon Industrial Connection PLC	88,600	51,844

		1,644,781
Turkey - 0.79%
Acibadem Saglik Hizmetleri Ve Ticaret AS	5,454	61,166
Aksa Akrilik Kimya Sanayii AS *	17,514	52,127
Alarko Holding AS	17,428	42,599
Anadolu Cam Sanayii AS	15,915	68,076
Anadolu Hayat Emeklilik AS	18,000	80,230
Anadolu Isuzu Otomotiv Sanayi AS	4,082	38,736
Anadolu Sigorta AS, Class B	23,727	49,808
Ayen Enerji AS *	24,525	33,499
Aygaz AS *	24,690	68,514
Bati Cimento AS	7,206	64,756
BatiSoke AS	16,968	38,303
Beko Elektronik AS *	28,000	37,642
Bolu Cimento Sanayii AS	20,409	37,267
Borusan Mannesmann Boru Sanayi AS	5,559	43,960
Bosch Fren Sistemleri AS *	348	41,280
BSH Ev Aletleri Sanayi ve Ticaret AS	2,182	55,687
Celebi Hava Servisi AS	2,182	49,020
Cimsa Cimento Sanayi ve Ticaret AS	5,949	42,768
Deva Holding AS	8,895	65,226
Eczacibasi Ilac Sanayi AS *	15,856	73,524
Goodyear Lastikleri TAS *	2,606	35,596
GSD Holding AS *	45,600	41,633
Ihlas Holding AS *	58,320	25,995
Konya Cimento Sanayii AS	708	36,138
Mardin Cimento Sanayii ve Ticaret AS	7,831	45,601

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
NET Holding AS *	95,686	$50,216
Nortel Networks Netas Telekomunikasyon AS	1,796	40,349
Otokar Otobus Karoseri Sanayi AS	4,947	59,037
Sarkuysan Elektrolitik Bakir AS	13,387	35,609
Tekstil Bankasi AS *	40,534	52,452
Trakya Cam Sanayi AS	33,706	102,742
Turk Demir Dokum Fabrikalari AS	3,402	28,126
Turk Ekonomi Bankasi AS	4,261	68,923
Ulker Gida Sanayi ve Ticaret AS	24,000	85,924
Usas Ucak Servisi AS	8,961	36,720
Uzel Makina Sanayii AS *	20,846	40,763
Vestel Elektronik Sanayi ve Tracaret AS *	27,009	68,736
Yapi Kredi Sigorta AS *	9,491	67,549
Zorlu Enerji Elektrik Uretim AS *	15,121	38,265

		2,004,562
United Kingdom - 15.64%
Abacus Group PLC	13,889	39,574
Abbot Group PLC	27,144	141,727
Aberdeen Asset Management PLC	87,431	374,325
AEA Technology PLC *	19,508	40,801
Aga Foodservice Group PLC	21,893	171,411
Aggreko PLC	47,192	471,907
Alfred McAlpine PLC	19,342	168,667
Alizyme PLC *	22,479	50,886
Amstrad PLC	12,281	34,690
Anglo-Eastern Plantations PLC	8,092	49,817
Anite Group PLC	66,831	107,545
Arena Leisure PLC	107,875	139,618
Arla Foods UK PLC	51,444	71,392
Arriva PLC	20,459	299,627
Ashtead Group PLC	50,307	149,530
Autonomy Corp. PLC *	30,010	404,651
Aveva Group PLC	5,910	95,279
Avis Europe PLC *	71,985	99,898
Axis-Shield PLC *	6,528	32,928
Axon Group PLC	6,620	84,442
Bespak PLC	3,566	54,577
Blacks Leisure Group PLC	8,616	52,746
Bloomsbury Publishing PLC	13,378	52,141
Bodycote International PLC	123,466	755,236
Bovis Homes Group PLC	26,718	605,872
BPP Holdings PLC	5,007	62,487
Braemar Seascope Group PLC	5,361	42,686
Brewin Dolphin Holdings PLC	48,637	177,118
Brit Insurance Holdings PLC	76,977	488,669
BSS Group PLC	10,970	104,352
Burberry Group PLC	23,039	296,143
Burren Energy PLC	14,820	233,088
Capital & Regional PLC	13,564	411,181
Care UK PLC	9,522	126,613
Carillion PLC	44,876	354,007

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Carpetright PLC	5,505	$126,026
Catlin Group, Ltd.	10,377	102,235
Centaur Media PLC	36,430	100,395
Charles Taylor Consulting PLC	6,425	52,170
Chemring Group PLC	10,411	380,565
Chime Communications PLC	60,938	61,776
Chloride Group PLC	45,330	145,222
Christian Salvesen PLC	75,032	86,772
Chrysalis Group PLC	21,622	59,267
Clinton Cards PLC	33,476	40,361
Communisis PLC	31,511	39,698
Computacenter PLC	12,617	69,230
Cookson Group PLC	27,938	341,791
Costain Group PLC *	86,824	88,018
Countrywide PLC	28,470	332,888
Cranswick PLC	8,057	149,082
Crest Nicholson PLC	20,276	247,257
Croda International PLC	19,600	246,151
CSR PLC *	3,852	49,362
Dairy Crest Group PLC	15,460	202,831
Dana Petroleum PLC *	9,954	192,021
Datamonitor PLC	5,458	63,442
Davis Service Group PLC	24,951	286,094
De La Rue PLC	24,672	347,244
Delta PLC	17,178	46,156
Detica Group PLC	24,675	200,600
Development Securities PLC	8,899	112,110
Devro PLC	35,231	94,317
Diploma PLC	2,935	51,939
Domestic & General Group PLC	4,773	110,114
Domino Printing Sciences PLC	24,282	173,028
DS Smith PLC	71,346	314,237
DTZ Holdings PLC	7,566	98,594
E2V Technologies PLC	17,360	132,247
Electrocomponents PLC	97,748	557,033
Elementis PLC	86,991	153,686
Ennstone PLC	44,663	41,321
Enodis PLC	37,756	152,915
Enterprise PLC	9,388	110,694
Entertainment Rights PLC *	100,576	65,828
Erinaceous Group PLC	13,908	57,766
Euromoney Institutional Investor PLC	7,086	83,691
Evolution Group PLC	47,411	137,189
Expro International Group PLC	13,879	241,237
F&C Asset Management PLC	60,938	222,514
Fenner PLC	21,742	91,695
Filtrona PLC	51,099	270,827
Findel PLC	12,673	173,126
First Choice Holidays PLC	48,309	273,395
FKI PLC	89,617	205,073
Forth Ports PLC	8,466	345,797
Fortune Oil PLC *	359,509	41,399

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Fuller, Smith & Turner PLC	3,727	$131,175
Galiform PLC *	201,168	616,753
Galliford Try PLC	45,150	151,977
Game Group PLC	60,751	168,017
Go-Ahead Group PLC	5,758	289,026
Greene King PLC	26,500	575,368
Gyrus Group PLC *	21,670	193,340
Halfords Group PLC	22,110	166,364
Halma PLC	53,572	232,262
Hampson Industries PLC *	14,601	41,675
Headlam Group PLC	16,906	198,673
Helical Bar PLC	19,485	164,640
Helphire PLC	17,190	149,562
Henderson Group PLC	135,328	390,256
Henry Boot PLC	5,236	121,105
Highway Insurance Holdings PLC	28,215	39,433
Hill & Smith Holdings PLC	11,574	78,601
Hiscox PLC	67,190	356,110
HMV Group PLC (a)	14,255	31,007
Holidaybreak PLC	3,855	58,051
Homeserve PLC	33,099	1,161,691
Hunting PLC	20,921	311,335
Huntsworth PLC *	20,523	42,721
IG Group Holdings PLC	35,770	209,298
Intec Telecom Systems PLC *	38,573	31,890
Interserve PLC	18,083	173,261
Intertek Group PLC	21,026	375,188
ITE Group PLC	35,107	108,324
J.D. Wetherspoon PLC	21,465	317,318
James Fisher & Sons PLC	9,920	117,748
Jessops PLC	13,570	4,007
JJB Sports PLC	40,927	202,414
JKX Oil & Gas PLC	20,877	124,724
John Wood Group PLC	25,390	134,318
Johnson Service Group PLC	7,456	46,966
Keller Group PLC	21,691	393,245
Kensington Group PLC	6,762	88,516
Kier Group PLC	5,040	238,203
Kiln PLC	34,221	79,488
Laird Group PLC	28,172	302,508
Laura Ashley Holdings PLC	103,488	58,058
LogicaCMG PLC	47,500	165,928
Lookers PLC	28,870	115,931
Low & Bonar PLC	25,560	70,439
Luminar PLC	11,233	166,943
M.J. Gleeson Group PLC	10,775	87,279
Marshalls PLC	22,651	154,607
Marston's PLC	54,212	471,141
Marylebone Warwick Balfour Group PLC *	22,899	132,071
McBride PLC	15,311	72,258
Melrose Resources PLC	8,798	70,140
Metalrax Group PLC	22,036	34,701

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
MICE Group PLC	48,380	$22,856
Minerva PLC *	16,810	126,320
Misys PLC	59,049	277,511
Mitie Group PLC	40,564	183,850
Morgan Crucible Company PLC	39,661	209,034
Morgan Sindall PLC	3,466	85,488
Morse PLC	27,374	49,978
Mothercare PLC	6,090	48,791
Mouchel Parkman PLC	15,227	132,483
MyTravel Group PLC *	74,060	456,302
N Brown Group PLC	39,636	252,985
Northgate Information Solutions PLC	63,384	103,558
Northgate PLC	10,250	217,706
NSB Retail Systems PLC *	75,768	43,252
Pendragon PLC	167,620	399,241
Photo-Me International PLC	24,627	33,934
Premier Farnell PLC	63,770	256,391
Premier Foods PLC	76,230	439,286
Premier Oil PLC *	14,615	363,351
Protherics PLC *	51,506	66,662
Psion PLC	28,332	94,252
PZ Cussons PLC	25,240	85,083
Rathbone Brothers PLC	10,811	278,993
Raymarine PLC	13,300	120,233
Redrow PLC	33,287	426,887
Regent Inns PLC *	26,754	57,272
Regus Group PLC *	127,837	373,057
Renishaw PLC	8,451	125,597
Rensburg Sheppards PLC	5,301	90,939
Restaurant Group PLC	43,039	309,228
RM PLC	11,530	43,180
Robert Walters PLC	17,462	109,822
Robert Wiseman Dairies PLC	6,778	61,240
Rotork PLC	8,580	143,137
Royalblue Group PLC	4,074	89,016
RPC Group PLC	19,953	99,369
RPS Group PLC	51,084	327,059
Sanctuary Group PLC *	41,903	10,517
Savills PLC	23,562	307,040
SDL PLC *	11,786	78,822
Senior PLC	89,677	142,544
Severfield-Rowen PLC	1,929	70,057
Shanks Group PLC	23,610	125,134
SIG PLC	33,234	829,519
Skyepharma PLC *	127,236	71,380
Smiths News PLC	32,271	88,616
Soco International PLC * (a)	8,946	275,417
Sondex PLC	15,395	108,792
Spectris PLC	18,161	314,591
Speedy Hire PLC	4,151	95,601
Spirax-Sarco Engineering PLC	18,222	369,990
Spirent Communications PLC ADR *	92,513	111,996

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Spirent Communications PLC * (a)	992	$4,781
SSL International PLC	27,606	217,500
St. Modwen Properties PLC	23,999	332,575
Stagecoach Group PLC	72,715	257,644
Surfcontrol PLC *	4,312	40,318
Taylor Nelson Sofres PLC	59,710	277,973
TDG PLC	7,411	42,306
Telent PLC *	12,126	113,081
The Weir Group PLC	35,685	427,436
THUS Group PLC *	22,962	83,280
Topps Tiles PLC	36,666	216,886
Town Centre Securities PLC	4,155	49,319
TT electronics PLC	25,513	120,279
Tullow Oil PLC	9,888	70,995
UK Coal PLC *	25,532	277,050
Ultra Electronics Holdings PLC	8,853	216,962
Uniq PLC	31,402	118,527
Venture Production PLC *	14,570	190,150
Vernalis PLC *	60,104	66,255
Victrex PLC	6,505	99,365
VT Group PLC	22,913	221,682
W.S. Atkins PLC	13,042	249,152
WH Smith PLC	32,271	261,083
Whatman PLC	20,925	119,450
Wolfson Microelectronics PLC *	11,274	65,689
Woolworths Group PLC	185,655	112,377
WSP Group PLC	10,892	149,439
Xaar PLC	8,223	37,431
Xansa PLC	25,638	44,033
Yule Catto & Company PLC	50,811	238,545

		39,755,033
United States - 0.03%
Honeywell Finance, Inc. (a)	427	62,818

TOTAL COMMON STOCKS (Cost $212,865,428)		$251,157,017

PREFERRED STOCKS - 0.20%
Brazil - 0.20%
Centrais Eletricas de Santa Catarina SA,
Series B	1,850	30,369
Confab Industrial SA	22,000	68,917
Klabin SA, ADR	39,000	107,965
NET Servicos de Comunicacao SA *	5,368	72,686
Sadia SA, ADR	34,000	129,626
Suzano Bahia Sul Papel e Celulose SA,
Series A *	10,000	94,706

		504,269

TOTAL PREFERRED STOCKS (Cost $340,262)		$504,269

WARRANTS - 0.01%
Hong Kong - 0.00%
Champion Technology Holdings, Ltd.	56,399	1,299

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Singapore - 0.01%
Bukit Sembawang Estates, Ltd. *	3,000	$13,147

TOTAL WARRANTS (Cost $8,694)		$14,446

RIGHTS - 0.05%
Australia - 0.00%
Heron Resources, Ltd.	7,974	1,002
China - 0.03%
China Agri-Industries Holdings, Ltd.	86,000	75,723
Denmark - 0.00%
Forstaedernes Bank A/S *	3,900	5,670
Roskilde Bank A/S	430	2,469

		8,139
Germany - 0.00%
Repower Systems, Inc.	1,532	3,096
Netherlands - 0.00%
Sligro Food Group NV	1,549	2,382
Poland - 0.02%
Polski Koncern Miesny Duda SA	9,274	34,251
South Korea - 0.00%
Seoul Securities Company, Ltd.	21,677	5,875
Sweden - 0.00%
Fabege AB	2,200	1,695

TOTAL RIGHTS (Cost $5,732)		$132,163

SHORT TERM INVESTMENTS - 17.85%
State Street Navigator Securities
Lending Prime Portfolio (c)	$45,384,925	$45,384,925

TOTAL SHORT TERM INVESTMENTS
(Cost $45,384,925)		$45,384,925

REPURCHASE AGREEMENTS - 0.23%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$597,229 on 04/02/2007,
collateralized by $590,000 Federal
National Mortgage Association,
5.45% due 10/18/2021 (valued at
$610,650, including interest) (c)	$597,000	$597,000

TOTAL REPURCHASE AGREEMENTS
(Cost $597,000)		$597,000

Total Investments (International Small Company Trust)
(Cost $259,202,041) - 117.15%		$297,789,820
Liabilities in Excess of Other Assets - (17.15)%		(43,599,837)

TOTAL NET ASSETS - 100.00%		$254,189,983

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

The portfolio had the following five top industry concentrations as of
March 31, 2007 (as a percentage of total net assets):

Building Materials & Construction	8.24%
Food & Beverages	4.89%
Banking	4.59%
Electronics	4.06%
Industrial Machinery	3.55%

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.70%
Australia - 1.29%
National Australia Bank, Ltd.	656,044	$21,478,978
Belgium - 0.98%
Belgacom SA (a)	366,810	16,311,519
Canada - 0.91%
Domtar Corp. * (a)	1,668,140	15,207,001
Cayman Islands - 1.86%
ACE, Ltd.	395,542	22,569,626
XL Capital, Ltd., Class A (a)	121,611	8,507,906

		31,077,532
China - 1.31%
China Telecom Corp., Ltd. (a)	44,680,427	21,900,488
Denmark - 1.29%
Vestas Wind Systems AS * (a)	385,804	21,638,787
Finland - 2.45%
Stora Enso Oyj, R Shares (a)	1,064,551	18,508,508
UPM-Kymmene Oyj (a)	878,064	22,394,349

		40,902,857
France - 9.71%
AXA Group SA (a)	657,791	27,922,637
France Telecom SA (a)	1,540,126	40,721,569
Sanofi-Aventis	459,143	39,975,190
Thomson (a)	1,470,160	28,332,844
Total SA (a)	359,746	25,234,985

		162,187,225
Germany - 5.17%
Bayerische Motoren Werke (BMW) AG (a)	266,176	15,723,813
Deutsche Post AG	639,141	19,369,489
E.ON AG	56,457	7,684,964
Muenchener Rueckversicherungs-
Gesellschaft AG	120,454	20,396,273
Siemens AG	216,311	23,149,347

		86,323,886
Hong Kong - 1.50%
Hutchison Whampoa, Ltd. (a)	2,602,031	25,008,642
Israel - 1.56%
Check Point Software Technologies, Ltd. *	1,169,621	26,059,156
Italy - 3.75%
Eni SpA	683,757	22,276,176
Mediaset SpA (a)	2,254,819	24,562,036

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
UniCredito Italiano SpA	1,655,043	$15,770,873

		62,609,085
Japan - 4.26%
Konica Minolta Holdings, Inc. (a)	1,521,538	20,034,371
Mitsubishi UFJ Financial Group, Inc.	662	7,489,134
Sony Corp.	555,304	28,293,037
Takeda Pharmaceutical Company, Ltd. (a)	234,316	15,406,479

		71,223,021
Netherlands - 6.69%
ING Groep NV	882,662	37,361,967
Koninklijke (Royal) Philips Electronics NV (a)	545,165	20,845,087
Reed Elsevier NV (a)	1,977,034	35,007,710
Vedior NV	837,280	18,610,726

		111,825,490
Norway - 2.78%
Norske Skogindustrier ASA (a)	1,152,508	19,719,142
Telenor ASA (a)	1,503,745	26,718,291

		46,437,433
Singapore - 3.40%
Flextronics International, Ltd. * (a)	975,880	10,676,127
Singapore Telecommunications, Ltd. (a)	9,399,000	20,316,136
Venture Corp., Ltd.	2,682,311	25,807,599

		56,799,862
South Korea - 4.17%
Kookmin Bank, ADR	166,247	14,987,167
KT Corp., SADR	323,078	7,233,716
Samsung Electronics Company, Ltd.	57,961	34,683,577
SK Telecom Company, Ltd., SADR	545,535	12,776,430

		69,680,890
Spain - 4.52%
Banco Santander Central Hispano SA	494,535	8,836,191
Gamesa Corporacion Tecno SA	594,300	21,539,549
Repsol SA (a)	778,803	26,289,271
Telefonica SA	858,017	18,933,958

		75,598,969
Sweden - 0.98%
Securitas AB, B Shares (a)	672,911	10,259,919
Securitas Systems AB, B Shares *	1,778,911	6,188,668

		16,448,587
Switzerland - 2.82%
Nestle SA	52,771	20,595,312
Swiss Re	202,131	18,502,838
UBS AG	135,798	8,085,614

		47,183,764
Taiwan - 5.33%
Chunghwa Telecom Company, Ltd., SADR	1,059,080	21,096,874
Compal Electronics, Inc., GDR	445,422	1,866,318
Compal Electronics, Inc.	11,849,854	10,027,075
Lite-On Technology Corp.	18,169,668	23,473,959

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Mega Financial Holding Company, Ltd.	50,001,000	$32,638,912

		89,103,138
Thailand - 0.00%
Advanced Info Service PLC	3,000	6,213
United Kingdom - 29.97%
Amvescap PLC	535,954	5,907,992
Aviva PLC	1,501,370	22,120,954
BAE Systems PLC	849,301	7,690,309
Boots Group PLC	1,258,807	25,435,626
BP PLC	3,539,935	38,464,375
British Sky Broadcasting Group PLC	2,804,443	31,135,084
Centrica PLC	3,071,320	23,366,781
Compass Group PLC	6,296,687	42,142,019
Fiberweb PLC *	498,695	2,083,565
GlaxoSmithKline PLC	1,331,964	36,628,001
Group 4 Securicor PLC	6,706,810	26,536,056
HSBC Holdings PLC	1,915,120	33,532,525
Kingfisher PLC	1,799,050	9,853,777
Old Mutual PLC	7,053,020	22,782,848
Pearson PLC	1,110,461	19,060,931
Rentokil Initial PLC	4,688,638	15,043,837
Royal Bank of Scotland Group PLC	1,027,941	40,145,251
Royal Dutch Shell PLC, B Shares	781,726	26,020,910
Tesco PLC	1,724,810	15,083,184
Unilever PLC	718,800	21,662,450
Vodafone Group PLC	13,578,528	36,217,320

		500,913,795

TOTAL COMMON STOCKS (Cost $1,284,611,907)		$1,615,926,318

SHORT TERM INVESTMENTS - 14.61%
Dresdner Bank AG Euro Dollar Time Deposit
5.40% due 04/02/2007	$30,750,000	$30,750,000
State Street Navigator Securities Lending
Prime Portfolio (c)	213,346,790	213,346,790

TOTAL SHORT TERM INVESTMENTS
(Cost $244,096,790)		$244,096,790

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$90,034 on 04/02/2007,
collateralized by $95,000 Federal
Home Loan Mortgage Corp., zero
coupon due 04/09/2007 (valued at
$94,405, including interest) (c)	$90,000	$90,000

TOTAL REPURCHASE AGREEMENTS
(Cost $90,000)		$90,000

Total Investments (International Value Trust)
(Cost $1,528,798,697) - 111.31%		$1,860,113,108
Liabilities in Excess of Other Assets - (11.31)%		(188,971,828)

TOTAL NET ASSETS - 100.00%		$1,671,141,280

The portfolio had the following five top industry concentrations as of
March 31, 2007 (as a percentage of total net assets):

Telecommunications Equipment & Services	13.30%
Insurance	10.78%
Electronics	8.89%
Banking	6.50%
Pharmaceuticals	5.51%

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 29.47%
Treasury Inflation Protected
Securities (d) - 5.19%
1.875% due 07/15/2013 (a)	$10,303,607	$10,169,175
2.375% due 04/15/2011 (a)	12,185,415	12,343,923

		22,513,098
U.S. Treasury Bonds - 16.11%
6.00% due 02/15/2026 (a)	350,000	395,582
6.25% due 08/15/2023 (a)	6,500,000	7,462,305
7.875% due 02/15/2021 (a)	13,581,000	17,642,561
8.125% due 08/15/2021 (a)	8,477,000	11,281,031
8.125% due 08/15/2019 (a)****	665,000	868,449
8.75% due 08/15/2020 (a)	20,150,000	27,789,691
8.875% due 08/15/2017 (a)	3,300,000	4,412,720

		69,852,339
U.S. Treasury Notes - 8.17%
4.875% due 05/15/2009	23,710,000	23,837,821
6.50% due 02/15/2010 (a)	11,000,000	11,569,338

		35,407,159

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $125,128,462)		$127,772,596

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.73%
Federal Home Loan Bank - 0.60%
5.80% due 09/02/2008	2,595,000	2,625,359
Federal Home Loan Mortgage Corp. - 1.81%
4.00% due 11/15/2019	864,735	783,300
5.75% due 03/15/2009	4,000,000	4,063,840
6.30% due 03/15/2023	23,947	23,948
6.50% due 04/01/2029 to 08/01/2034	196,834	201,887
6.625% due 09/15/2009	2,595,000	2,700,100
7.50% due 06/01/2010 to 05/01/2028	66,233	68,835

		7,841,910
Federal National Mortgage
Association - 8.60%
3.125% due 12/15/2007	3,459,000	3,410,429
4.682% due 05/01/2013	1,265,188	1,244,869
4.874% due 02/01/2013	2,099,363	2,085,997
5.00% due 03/01/2019 to 06/01/2019	10,305,700	10,179,296
5.25% due 04/15/2007	4,324,000	4,323,818
5.636% due 12/01/2011	1,431,168	1,462,134
5.885% due 11/01/2011	1,349,233	1,390,278
6.051% due 03/01/2012 to 05/01/2012	1,668,953	1,732,894

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
6.085% due 10/01/2011		$971,690	$1,001,370
6.28% due 04/01/2011		864,735	899,199
6.34% due 01/01/2008		207,451	207,240
6.43% due 01/01/2008		242,280	242,105
6.44% due 02/01/2011		2,987,399	3,111,673
6.46% due 06/01/2009		1,172,506	1,193,794
6.50% due 02/01/2036		276,346	281,908
6.625% due 09/15/2009		4,324,000	4,499,053
6.80% due 10/01/2007		13,710	13,672
7.00% due 06/01/2029		3,418	3,562

			37,283,291
Government National Mortgage
Association - 0.59%
6.00% due 08/15/2008 to 04/15/2035		661,250	670,950
6.50% due 07/15/2008 to 02/15/2035		279,849	287,792
7.00% due 11/15/2031 to 07/15/2033		1,502,799	1,572,042
8.00% due 07/15/2030 to 10/15/2030		23,189	24,606

			2,555,390
Housing & Urban Development - 0.13%
7.498% due 08/01/2011		519,000	548,519

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,750,981)			$50,854,469

FOREIGN GOVERNMENT OBLIGATIONS - 1.08%
Brazil - 1.05%
Federative Republic of Brazil
10.00% due 01/01/2014	BRL	9,935,000	4,560,594
Mexico - 0.03%
Government of Mexico
6.75% due 09/27/2034		$120,000	130,860

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,329,610)			$4,691,454

CORPORATE BONDS - 39.25%
Advertising - 0.02%
R.H. Donnelley Corp.
6.875% due 01/15/2013		70,000	68,075
Agriculture - 0.30%
Archer-Daniels-Midland Company
6.75% due 12/15/2027		865,000	944,465
Bunge Limited Finance Corp.
5.10% due 07/15/2015		256,000	240,561
Case New Holland, Inc.
9.25% due 08/01/2011		83,000	87,150
Mosaic Company
7.375% due 12/01/2014		25,000	26,062
7.625% due 12/01/2016		20,000	21,100

			1,319,338
Air Travel - 0.50%
American Airlines
3.857% due 07/09/2010		154,282	148,975

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Air Travel (continued)
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	$767,653	$811,409
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	610,171	633,052
Continental Airlines, Inc., Series A
5.983% due 04/19/2022	15,000	15,000
Continental Airlines, Inc., Series B
6.903% due 04/19/2022	5,000	5,000
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	28,455	31,657
Southwest Airlines Company
5.25% due 10/01/2014	221,000	213,812
5.75% due 12/15/2016	300,000	294,947

		2,153,852
Aluminum - 0.02%
Alcan, Inc.
6.45% due 03/15/2011	81,000	84,424
Novelis, Inc.
7.25% due 02/15/2015	22,000	23,265

		107,689
Amusement & Theme Parks - 0.01%
Six Flags, Inc.
8.875% due 02/01/2010	35,000	35,263
Auto Parts - 0.06%
Tenneco Automotive, Inc., Series B
10.25% due 07/15/2013	9,000	9,810
TRW Automotive, Inc.
7.00% due 03/15/2014	200,000	196,000
United Rentals North America, Inc.
6.50% due 02/15/2012	70,000	69,825

		275,635
Auto Services - 0.01%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	60,000	61,200
Automobiles - 0.60%
Chrysler Corp.
7.45% due 02/01/2097	865,000	962,879
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008	995,000	990,311
8.50% due 01/18/2031	400,000	499,558
Ford Motor Company
7.45% due 07/16/2031	65,000	50,294
General Motors Corp.
8.375% due 07/15/2033 (a)	111,000	99,622

		2,602,664
Banking - 3.96%
American Express Centurion Bank
4.375% due 07/30/2009	500,000	493,847
Bank of America Corp.
4.375% due 12/01/2010	1,514,000	1,480,721
5.42% due 03/15/2017	1,200,000	1,187,540
Chase Manhattan Corp.
7.00% due 11/15/2009	865,000	905,121

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Citicorp
6.375% due 11/15/2008	$519,000	$528,956
First Massachusetts Bank NA
7.625% due 06/15/2011	1,000,000	1,091,578
First Republic Bank of San Francisco
7.75% due 09/15/2012	714,000	785,106
First Union National Bank
6.919% due 12/15/2036	500,000	561,031
7.80% due 08/18/2010	1,500,000	1,613,772
HBOS PLC
6.00% due 11/01/2033	710,000	717,424
National Australia Bank, Ltd.
8.60% due 05/19/2010	152,000	167,336
NBD Bancorp
8.25% due 11/01/2024	1,730,000	2,133,747
Republic New York Corp.
9.50% due 04/15/2014	865,000	1,051,408
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	2,379,000	2,444,958
RSHB Capital SA
7.175% due 05/16/2013	750,000	788,392
Sanwa Bank Ltd., New York Branch
7.40% due 06/15/2011	450,000	488,049
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	195,000	191,755
VTB Capital SA
6.25% due 07/02/2035	500,000	516,875

		17,147,616
Broadcasting - 0.90%
CanWest Media, Inc.
8.00% due 09/15/2012	40,000	41,400
Clear Channel Communications, Inc.
7.65% due 09/15/2010	1,200,000	1,267,107
Comcast Cable Communications
8.50% due 05/01/2027	1,211,000	1,481,741
CSC Holdings, Inc.
7.625% due 07/15/2018	44,000	44,440
Liberty Media Corp.
5.70% due 05/15/2013	26,000	24,928
7.75% due 07/15/2009	285,000	298,303
7.875% due 07/15/2009	31,000	32,522
8.25% due 02/01/2030	18,000	17,995
News America Holdings, Inc.
7.75% due 01/20/2024	622,000	702,763

		3,911,199
Building Materials & Construction - 0.24%
Ahern Rentals, Inc.
9.25% due 08/15/2013	110,000	114,812
SCL Terminal Aereo Santiago
6.95% due 07/01/2012	894,824	912,828

		1,027,640
Business Services - 0.27%
FedEx Corp., Series 981A
6.72% due 01/15/2022	978,423	1,053,537

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services (continued)
Sungard Data Systems, Inc.
9.125% due 08/15/2013	$62,000	$66,495
10.25% due 08/15/2015	26,000	28,372
West Corp.
11.00% due 10/15/2016 (a)	30,000	31,575

		1,179,979
Cable and Television - 1.40%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	87,000	88,305
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	25,000	25,937
Coleman Cable, Inc.
9.875% due 10/01/2012	30,000	31,050
Cox Communications, Inc.
7.125% due 10/01/2012	532,000	573,540
Cox Enterprises, Inc.
4.375% due 05/01/2008	361,000	355,364
LIN Television Corp., Series B
6.50% due 05/15/2013	18,000	17,618
Mediacom Broadband LLC
8.50% due 10/15/2015	30,000	30,675
8.50% due 10/15/2015	48,000	49,080
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013	26,000	26,813
Quebecor Media, Inc.
7.75% due 03/15/2016	55,000	56,512
Rogers Cable, Inc.
6.25% due 06/15/2013	400,000	406,000
Shaw Communications, Inc.
8.25% due 04/11/2010	31,000	33,170
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	39,000	40,365
TCI Communications, Inc.
8.75% due 08/01/2015	692,000	817,330
Time Warner, Inc.
7.25% due 10/15/2017	390,000	430,528
7.70% due 05/01/2032	1,298,000	1,471,595
Viacom, Inc.
6.25% due 04/30/2016	757,000	767,409
7.875% due 07/30/2030	800,000	862,366

		6,083,657
Cellular Communications - 0.72%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	606,000	663,096
8.75% due 03/01/2031	433,000	558,545
Cingular Wireless LLC
7.125% due 12/15/2031	433,000	476,753
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	364,000	409,746
Dobson Communications Corp.
8.375% due 11/01/2011	35,000	37,144
Rogers Wireless, Inc.
9.625% due 05/01/2011	178,000	202,920

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Vodafone Group PLC
7.75% due 02/15/2010	$714,000	$762,114

		3,110,318
Chemicals - 0.54%
Agrium, Inc.
7.125% due 05/23/2036	750,000	792,410
Cytec Industries, Inc.
6.00% due 10/01/2015	1,250,000	1,262,400
Equistar Chemicals LP
10.625% due 05/01/2011	52,000	54,860
Georgia Gulf Corp.
9.50% due 10/15/2014 (a)	75,000	72,000
IMC Global, Inc.
7.30% due 01/15/2028	22,000	20,570
Lyondell Chemical Company
8.00% due 09/15/2014	55,000	57,613
Methanex Corp.
8.75% due 08/15/2012	26,000	28,860
Millennium America, Inc.
9.25% due 06/15/2008	31,000	32,240
Nalco Company
7.75% due 11/15/2011	31,000	31,775

		2,352,728
Coal - 0.09%
Peabody Energy Corp.
6.875% due 03/15/2013	74,000	75,295
7.375% due 11/01/2016	290,000	305,225

		380,520
Commercial Services - 0.02%
Rental Service Corp.
9.50% due 12/01/2014	75,000	79,875
Computers & Business Equipment - 0.12%
Xerox Corp.
6.40% due 03/15/2016	400,000	411,410
7.20% due 04/01/2016	100,000	105,405

		516,815
Containers & Glass - 0.03%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	109,000	113,632
Correctional Facilities - 0.07%
Corrections Corp. of America
6.75% due 01/31/2014	300,000	305,250
Crude Petroleum & Natural Gas - 0.25%
Burlington Resources Finance Company
7.40% due 12/01/2031	541,000	640,930
Chesapeake Energy Corp.
6.50% due 08/15/2017	65,000	64,188
6.625% due 01/15/2016	298,000	300,235
6.875% due 01/15/2016	5,000	5,062
7.50% due 09/15/2013	22,000	22,990
PetroHawk Energy Corp.
9.125% due 07/15/2013	35,000	37,275

		1,070,680

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Domestic Oil - 0.36%
Delta Petroleum Corp.
7.00% due 04/01/2015	$35,000	$31,500
Exco Resources, Inc.
7.25% due 01/15/2011	26,000	26,065
Magnum Hunter Resources, Inc.
9.60% due 03/15/2012	17,000	17,808
Motiva Enterprises LLC
5.20% due 09/15/2012	952,000	947,341
Valero Energy Corp.
8.75% due 06/15/2030	403,000	512,526
Whiting Petroleum Corp.
7.00% due 02/01/2014	22,000	21,450
7.25% due 05/01/2013	22,000	21,615

		1,578,305
Drugs & Health Care - 0.06%
Allegiance Corp.
7.00% due 10/15/2026	87,000	92,569
Biovail Corp.
7.875% due 04/01/2010	65,000	66,280
Rite Aid Corp.
8.125% due 05/01/2010	117,000	120,218

		279,067
Electrical Utilities - 3.16%
AES Corp.
9.00% due 05/15/2015	96,000	102,600
Alabama Power Company
5.875% due 12/01/2022	407,000	410,034
Avista Corp.
9.75% due 06/01/2008	113,000	117,841
Baltimore Gas & Electric Company
6.35% due 10/01/2036	250,000	254,331
Carolina Power & Light Company
6.50% due 07/15/2012	1,254,000	1,330,150
CMS Energy Corp.
8.50% due 04/15/2011	26,000	28,275
Commonwealth Edison Company
5.95% due 08/15/2016	400,000	391,554
6.15% due 03/15/2012	273,000	271,967
Dynegy Holdings, Inc.
7.125% due 05/15/2018	35,000	33,600
8.375% due 05/01/2016	50,000	52,000
Edison Mission Energy
7.75% due 06/15/2016	30,000	31,275
Exelon Generation Company, LLC
6.95% due 06/15/2011	550,000	576,555
Georgia Power Company
5.25% due 12/15/2015	250,000	247,916
Midwest Generation LLC
8.75% due 05/01/2034	39,000	42,315
Nevada Power Company
9.00% due 08/15/2013	20,000	21,578
New York State Electric & Gas Corp.
5.75% due 05/01/2023	476,000	451,545
Northern States Power Company
6.50% due 03/01/2028	433,000	462,811

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
NSTAR
8.00% due 02/15/2010	$1,730,000	$1,860,330
Ohio Edison Company
4.00% due 05/01/2008	728,000	718,227
Old Dominion Electric Cooperative
6.25% due 06/01/2011	904,000	941,065
Oncor Electric Delivery Company
6.375% due 05/01/2012	532,000	554,275
Pacificorp
6.375% due 05/15/2008	865,000	875,395
Pacificorp Australia LLC
6.15% due 01/15/2008	714,000	717,409
PSEG Power LLC
8.625% due 04/15/2031	511,000	648,716
Puget Sound Energy, Inc.
7.00% due 03/09/2029	346,000	380,071
Reliant Energy, Inc.
6.75% due 12/15/2014	71,000	74,994
Southern California Edison Company
6.00% due 01/15/2034	649,000	661,931
TECO Energy, Inc.
6.75% due 05/01/2015	13,000	13,666
7.00% due 05/01/2012	5,000	5,275
TXU Corp., Series O
4.80% due 11/15/2009	476,000	467,577
TXU Corp., Series P
5.55% due 11/15/2014	109,000	96,539
Wisconsin Electric Power Company
6.50% due 06/01/2028	606,000	647,955
Wisconsin Energy Corp.
6.20% due 04/01/2033	217,000	216,970

		13,706,742
Electronics - 0.15%
Avnet, Inc.
6.625% due 09/15/2016	600,000	619,297
L-3 Communications Corp., Series B
6.375% due 10/15/2015	25,000	24,781

		644,078
Energy - 0.62%
Abu Dhabi National Energy Company
5.875% due 10/27/2016	500,000	504,526
6.50% due 10/27/2036	950,000	959,830
Aquila, Inc.
9.95 due 02/01/2011	70,000	76,650
11.875% due 07/01/2012	30,000	39,075
Midamerican Funding LLC
6.75% due 03/01/2011	865,000	913,142
Mirant North America LLC
7.375% due 12/31/2013	65,000	66,625
NRG Energy, Inc.
7.25% due 02/01/2014	35,000	35,875
7.375% due 02/01/2016	80,000	82,200
7.375% due 01/15/2017	25,000	25,687

		2,703,610

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services - 6.88%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)	$860,000	$861,166
American Financial Group, Inc.
7.125% due 04/15/2009	295,000	304,250
American General Finance Corp.
5.375% due 10/01/2012	346,000	347,544
Arch Western Finance LLC
6.75% due 07/01/2013	69,000	67,879
Associates Corp. of North America
8.55% due 07/15/2009	519,000	557,904
Beneficial Corp.
8.40% due 05/15/2008	303,000	313,308
BTM (Curacao) Holdings NV
4.76% due 07/21/2015 (b)	480,000	471,081
Capital One Capital IV
6.745% due 02/17/2037 (b)	400,000	383,228
CIT Group, Inc.
5.60% due 04/27/2011	750,000	757,513
Citigroup, Inc.
4.875% due 05/07/2015	1,989,000	1,919,073
E*Trade Financial Corp.
7.375% due 09/15/2013	13,000	13,585
8.00% due 06/15/2011	22,000	23,155
Equitable Companies, Inc.
7.00% due 04/01/2028	865,000	953,194
Erac USA Finance Company
8.00% due 01/15/2011	1,816,000	1,983,417
Farmers Exchange Capital
7.05% due 07/15/2028	425,000	435,732
Ford Motor Credit Company
6.625% due 06/16/2008	40,000	39,874
7.00% due 10/01/2013	119,000	110,621
General Electric Capital Corp.
6.125% due 02/22/2011	433,000	448,741
6.75% due 03/15/2032	2,141,000	2,425,821
General Motors Acceptance Corp.
6.875% due 09/15/2011	865,000	865,838
8.00% due 11/01/2031	135,000	144,739
Goldman Sachs Group, Inc.
5.625% due 01/15/2017	3,575,000	3,541,030
6.125% due 02/15/2033	826,000	825,516
6.875% due 01/15/2011	692,000	731,588
JP Morgan Chase Capital XV
5.875% due 03/15/2035	433,000	413,246
Lehman Brothers Holdings, Inc.
4.375% due 11/30/2010	433,000	419,709
Merrill Lynch & Company, Inc.
6.11% due 01/29/2037	1,475,000	1,429,961
Mizuho Financial Group, Cayman
5.79% due 04/15/2014	779,000	793,684
Morgan Stanley
4.75% due 04/01/2014	649,000	616,412
6.75% due 04/15/2011	684,000	723,450
Morgan Stanley Dean Witter
6.60% due 04/01/2012	865,000	915,519

The accompanying notes are an integral part of the financial statements.
203

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Sun Canada Financial Company
7.25% due 12/15/2015	$1,471,000	$1,597,878
Sunamerica, Inc.
8.125% due 04/28/2023	865,000	1,068,294
TIAA Global Markets
4.125% due 11/15/2007	640,000	635,186
UFJ Finance Aruba AEC
6.75% due 07/15/2013	714,000	769,109
United States Bancorp Oregon
7.50% due 06/01/2026	1,624,000	1,929,892

		29,838,137
Food & Beverages - 1.00%
Aramark Corp.
8.50% due 02/01/2015	25,000	26,000
Cia Brasileira de Bebidas
8.75% due 09/15/2013	1,254,000	1,454,640
Kraft Foods, Inc.
5.625% due 11/01/2011	390,000	394,756
6.50% due 11/01/2031	1,064,000	1,083,656
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	433,000	489,380
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008	463,000	474,038
Tyson Foods, Inc.
6.60% due 04/01/2016	400,000	414,925

		4,337,395
Forest Products - 0.23%
Weyerhaeuser Company
6.75% due 03/15/2012	692,000	726,894
7.95% due 03/15/2025	260,000	285,851

		1,012,745
Funeral Services - 0.01%
Carriage Services, Inc.
7.875% due 01/15/2015	35,000	35,963
Gas & Pipeline Utilities - 0.64%
El Paso Natural Gas
5.95% due 04/15/2017	295,000	296,097
El Paso Production Holding Company
7.75% due 06/01/2013	35,000	36,575
Kinder Morgan Energy Partners LP
6.00% due 02/01/2017	725,000	732,966
7.125% due 03/15/2012	692,000	742,264
National Gas Company
6.05% due 01/15/2036	885,000	855,557
Williams Companies, Inc.
7.125% due 09/01/2011	87,000	91,133
8.125% due 03/15/2012	34,000	36,975

		2,791,567
Healthcare Products - 0.02%
CDRV Investors, Inc.
zero coupon, Step up to 9.625% on
01/01/2010 due 01/01/2015	87,000	74,820

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services - 0.01%
DaVita, Inc.
6.625% due 03/15/2013	$13,000	$13,000
7.25% due 03/15/2015	13,000	13,146

		26,146
Homebuilders - 0.73%
Centex Corp.
7.875% due 02/01/2011	865,000	917,870
D.R. Horton, Inc.
6.50% due 04/15/2016	375,000	366,749
7.875% due 08/15/2011	825,000	878,978
9.75% due 09/15/2010 (a)	91,000	100,646
KB Home
6.25% due 06/15/2015	35,000	31,369
6.375% due 08/15/2011	5,000	4,847
Pulte Homes, Inc.
8.125% due 03/01/2011	805,000	869,980

		3,170,439
Hotels & Restaurants - 0.08%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	85,000	86,700
Riviera Holdings Corp.
11.00% due 06/15/2010	65,000	67,763
Wyndham Worldwide Corp.
6.00% due 12/01/2016	185,000	184,983

		339,446
Household Products - 0.25%
Procter & Gamble, Series A
9.36% due 01/01/2021	871,641	1,091,661
Industrials - 0.00%
Goodman Global Holding Company, Inc.
7.875% due 12/15/2012 (a)	5,000	5,025
Insurance - 4.25%
AAG Holding Company, Inc.
6.875% due 06/01/2008	1,479,000	1,493,223
ACE Capital Trust II
9.70% due 04/01/2030	752,000	1,000,411
Ace INA Holdings, Inc.
5.70% due 02/15/2017	160,000	160,666
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	485,000	522,890
Dai Ichi Mutual Life Insurance Company
5.73% due 03/17/2014	700,000	702,362
Equitable Life Assurance Society
7.70% due 12/01/2015	680,000	779,362
Everest Reinsurance Holdings, Inc.
8.75% due 03/15/2010	596,000	653,749
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	519,000	538,647
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	195,000	193,920
7.90% due 06/15/2010	173,000	186,960
Jackson National Life Insurance Company
8.15% due 03/15/2027	1,298,000	1,597,215

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Liberty Mutual Insurance Company
7.697% due 10/15/2097	$2,000,000	$2,088,532
MetLife, Inc.
5.70% due 06/15/2035	692,000	665,199
Metropolitan Life Global Mountain
4.25% due 07/30/2009	500,000	491,769
Nationwide Mutual Insurance Company
8.25% due 12/01/2031	865,000	1,053,349
Navigators Group, Inc.
7.00% due 05/01/2016	204,000	210,896
New York Life Insurance Company
5.875% due 05/15/2033	265,000	269,430
Ohio National Life Insurance Company
8.50% due 05/15/2026	995,000	1,162,388
Premium Asset Trust
4.125% due 03/12/2009	563,000	527,109
Principal Life Global Funding I
6.125% due 10/15/2033	697,000	725,537
Prudential Financial
7.65% due 07/01/2007	650,000	653,937
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	865,000	912,852
UnumProvident Finance Company, PLC
6.85% due 11/15/2015	390,000	406,687
W.R. Berkley Corp.
5.125% due 09/30/2010	346,000	343,230
5.60% due 05/15/2015	377,000	372,148
Willis North America, Inc.
6.20% due 03/28/2017	730,000	731,603

		18,444,071
International Oil - 0.43%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	325,000	323,497
6.45% due 06/30/2033	238,000	239,745
Canadian Oil Sands
7.90% due 09/01/2021	865,000	992,854
Newfield Exploration Company
6.625% due 04/15/2016	25,000	25,000
Pioneer Natural Resources Company
6.65% due 03/15/2017	260,000	257,200
6.875% due 05/01/2018	35,000	34,421

		1,872,717
Leisure Time - 0.33%
AMC Entertainment, Inc.
11.00% due 02/01/2016	40,000	45,550
Harrah's Operating Company, Inc.
6.50% due 06/01/2016	700,000	620,158
Majestic Star Casino LLC
9.75% due 01/15/2011	65,000	61,913
Mandalay Resort Group
10.25% due 08/01/2007	48,000	48,600
MGM Mirage, Inc.
6.00% due 10/01/2009	300,000	300,375
Movie Gallery, Inc.
11.00% due 05/01/2012 (a)	18,000	16,515

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
OED Corp./ Diamond Jo
8.75% due 04/15/2012	$55,000	$54,588
Park Place Entertainment Corp.
8.125% due 05/15/2011	156,000	165,165
Station Casinos, Inc.
6.00% due 04/01/2012	35,000	33,906
6.875% due 03/01/2016	14,000	12,827
Wynn Las Vegas LLC
6.625% due 12/01/2014	61,000	60,390

		1,419,987
Liquor - 0.30%
Constellation Brands, Inc.
7.25% due 09/01/2016	35,000	35,437
Miller Brewing Company
5.50% due 08/15/2013	1,145,000	1,144,140
Molson Coors Capital Financial
4.85% due 09/22/2010	113,000	111,343

		1,290,920
Manufacturing - 0.30%
Siemens Financierings NV
5.75% due 10/17/2016	975,000	991,429
Tyco International Group SA
6.75% due 02/15/2011	300,000	319,758

		1,311,187
Medical-Hospitals - 0.19%
HCA, Inc.
6.375% due 01/15/2015	15,000	12,806
7.875% due 02/01/2011	130,000	132,438
9.625% due 11/15/2016	80,000	86,400
Quest Diagnostics, Inc.
5.45% due 11/01/2015	450,000	431,248
Tenet Healthcare Corp.
6.50% due 06/01/2012	15,000	13,837
9.875% due 07/01/2014	120,000	121,200
Triad Hospitals, Inc.
7.00% due 05/15/2012	31,000	32,163

		830,092
Metal & Metal Products - 0.06%
FastenTech, Inc.
11.50% due 05/01/2011	25,000	26,344
Inco, Ltd.
5.70% due 10/15/2015	217,000	214,118

		240,462
Mining - 0.18%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012	615,000	646,921
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	35,000	37,669
8.375% due 04/01/2017	85,000	91,906

		776,496

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Newspapers - 0.19%
News America Holdings, Inc.
9.25% due 02/01/2013	$701,000	$831,566
Office Furnishings & Supplies - 0.01%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	35,000	36,575
Paper - 0.23%
Bowater Canada Finance Corp.
7.95% due 11/15/2011	74,000	71,965
Georgia-Pacific Corp.
7.00% due 01/15/2015	120,000	120,600
Temple-Inland, Inc.
6.625% due 01/15/2018	500,000	525,629
Willamette Industries, Inc.
7.00% due 02/01/2018	260,000	268,938

		987,132
Petroleum Services - 0.35%
Halliburton Company
5.50% due 10/15/2010	593,000	599,403
Noram Energy Corp.
6.50% due 02/01/2008	492,000	495,993
Petroleum Export, Ltd.
5.265% due 06/15/2011	396,649	388,030
Pride International, Inc.
7.375% due 07/15/2014	35,000	35,875

		1,519,301
Pharmaceuticals - 0.71%
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,260,000	1,252,097
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	75,000	73,688
8.875% due 12/01/2013	75,000	76,219
Mylan Laboratories, Inc.
5.75% due 08/15/2010	5,000	4,975
6.375% due 08/15/2015	26,000	25,675
Omnicare, Inc.
6.75% due 12/15/2013	20,000	20,075
6.875% due 12/15/2015	30,000	30,262
Schering Plough Corp.
5.30% due 12/01/2013 (b)	545,000	555,271
6.75% due 12/01/2033 (b)	926,000	1,028,184

		3,066,446
Publishing - 0.21%
Dex Media, Inc.
8.00% due 11/15/2013	55,000	57,612
Dex Media, Inc., Series *
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	48,000	44,700
E.W. Scripps Company
6.625% due 10/15/2007	433,000	434,002
Idearc, Inc.
8.00% due 11/15/2016	155,000	159,263
Scholastic Corp.
5.00% due 04/15/2013 (a)	230,000	203,016

		898,593

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment - 0.01%
American Railcar Industries, Inc.
7.50% due 03/01/2014	$25,000	$25,750
Real Estate - 3.26%
AMB Property LP, REIT
5.45% due 12/01/2010	255,000	256,384
7.50% due 06/30/2018	364,000	405,749
Archstone-Smith Trust, REIT
5.75% due 03/15/2016	925,000	937,706
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	800,000	807,177
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	110,000	107,854
5.00% due 05/03/2010	45,000	44,682
5.375% due 10/15/2012	822,000	821,570
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	480,000	479,889
ERP Operating LP, REIT
5.125% due 03/15/2016	649,000	632,942
5.375% due 08/01/2016	425,000	421,695
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	750,000	744,918
7.072 due 06/08/2015 (b)	433,000	459,676
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	1,298,000	1,413,859
Host Hotels & Resorts LP, REIT
6.875% due 11/01/2014	15,000	15,225
Kimco Realty Corp., REIT
5.584% due 11/23/2015	410,000	411,911
Liberty Property LP, REIT
7.25% due 03/15/2011	1,298,000	1,383,236
ProLogis, REIT
5.625% due 11/15/2015	600,000	604,823
Regency Centers LP, REIT
7.95% due 01/15/2011	606,000	657,363
Rouse Company LP, REIT
6.75% due 05/01/2013	40,000	40,765
Simon Property Group LP, REIT
5.10% due 06/15/2015	346,000	337,382
5.75% due 12/01/2015	600,000	608,111
United Dominion Realty Trust, Inc., REIT
5.25% due 01/15/2016	433,000	419,011
6.05% due 06/01/2013	950,000	968,180
Ventas Realty LP/Ventas Capital Corp., REIT
6.625% due 10/15/2014	300,000	306,000
6.75% due 06/01/2010	13,000	13,358
7.125% due 06/01/2015	22,000	23,045
Westfield Group
5.40% due 10/01/2012	800,000	803,689

		14,126,200
Retail - 0.16%
CVS Corp.
6.125% due 08/15/2016	650,000	672,159
Retail Grocery - 0.18%
Kroger Company
6.75% due 04/15/2012	671,000	710,123

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Grocery (continued)
Pathmark Stores, Inc.
8.75% due 02/01/2012	$57,000	$58,924

		769,047
Retail Trade - 0.14%
Federated Department Stores, Inc.
6.90% due 04/01/2029	519,000	524,281
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	57,000	58,425
Neff Corp.
11.25% due 06/15/2012	35,000	38,850

		621,556
Semiconductors - 0.05%
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	85,000	84,363
MagnaChip Semiconductor SA
6.875% due 12/15/2011	18,000	14,760
8.00% due 12/15/2014 (a)	22,000	13,695
NXP BV/NXP Funding LLC
9.50% due 10/15/2015	90,000	92,925

		205,743
Software - 0.07%
Intuit, Inc.
5.40% due 03/15/2012	315,000	314,289
Steel - 0.01%
International Steel Group, Inc.
6.50% due 04/15/2014	30,000	31,238
Tube City IMS Corp.
9.75% due 02/01/2015	10,000	10,400

		41,638
Telecommunications Equipment &
Services - 1.35%
Bellsouth Corp.
4.75% due 11/15/2012	973,000	948,219
Citizens Communications Company
9.25% due 05/15/2011	83,000	92,545
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	1,190,000	1,474,003
France Telecom SA
7.75% due 03/01/2011	908,000	989,246
GCI, Inc.
7.25% due 02/15/2014	65,000	64,837
Insight Midwest LP/ Insight Capital, Inc.
9.75% due 10/01/2009	16,000	16,260
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	45,000	49,838
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013	18,000	18,765
8.63% due 01/15/2015	18,000	19,260
PanAmSat Corp.
9.00% due 08/15/2014	12,000	12,990
Syniverse Technologies, Inc., Series B
7.75% due 08/15/2013	34,000	33,362
United States West Communications, Inc.
6.875% due 09/15/2033	22,000	21,230

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Verizon Communications, Inc.
5.55% due 02/15/2016	$2,120,000	$2,121,310

		5,861,865
Telephone - 1.63%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	952,000	990,006
British Telecommunications PLC
8.125% due 12/15/2010 (b)	519,000	579,338
CenturyTel, Inc.
6.00% due 04/01/2017	310,000	307,020
Qwest Corp.
7.50% due 10/01/2014	80,000	84,400
Sprint Capital Corp.
6.875% due 11/15/2028	1,298,000	1,292,661
8.375% due 03/15/2012	750,000	836,797
Telecom Italia Capital SA
6.00% due 09/30/2034	1,341,000	1,214,312
Telefonica Emisones SAU
7.045% due 06/20/2036	575,000	614,036
Verizon Communications, Inc.
8.75% due 11/01/2021	865,000	1,069,828
Windstream Corp.
8.125% due 08/01/2013	10,000	10,825
8.625% due 08/01/2016	60,000	65,625

		7,064,848
Tobacco - 0.32%
Alliance One International, Inc.
11.00% due 05/15/2012	18,000	19,800
Altria Group, Inc.
7.00% due 11/04/2013	926,000	1,005,618
Reynolds American, Inc.
7.25% due 06/01/2013	295,000	309,133
7.30% due 07/15/2015	44,000	45,935

		1,380,486

TOTAL CORPORATE BONDS (Cost $165,294,873)		$170,147,897

MUNICIPAL BONDS - 1.40%
Arizona - 0.20%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	875,000	887,504
California - 0.48%
San Bernardino County California, Series A
5.15% due 08/01/2011	795,000	799,834
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	1,125,000	1,276,616

		2,076,450
Florida - 0.23%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	865,000	1,007,656

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Indiana - 0.03%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	$120,000	$117,574
Maryland - 0.06%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	260,000	268,855
Michigan - 0.27%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	1,155,000	1,170,119
New Jersey - 0.03%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	130,000	126,582
New York - 0.10%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	435,000	422,942

TOTAL MUNICIPAL BONDS (Cost $6,016,296)		$6,077,682

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.87%
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.93% due 05/10/2045 (b)	2,000,000	2,063,892
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	2,594,203	2,703,014
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	2,594,203	2,519,016
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.934% due 09/11/2038 (b)	2,000,000	2,064,286
Chase Commercial Mortgage Securities Corp.,
Series 1998-1, Class A2
6.56% due 05/18/2030	1,621,612	1,633,033
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2030	1,951,391	1,977,749
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	2,587,490	2,648,379
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.96% due 06/10/2046 (b)	2,000,000	2,067,526
Diversified REIT Trust, Series 2000-1A, Class B
6.971% due 03/08/2010	2,000,000	2,056,098
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	2,281,291	2,329,989
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.743% due 05/12/2035	570,725	586,067
Government National Mortgage Association, Series
2006-38, Class XS
1.93% IO due 09/16/2035 (b)	620,290	39,423

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	$1,500,000	$1,511,742
LB-UBS Commercial Mortgage Trust, Series
2005-C5, Class A4
4.954% due 09/15/2030	1,500,000	1,462,990
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	1,308,722	1,321,170
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,297,102	1,368,078
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.10% due 06/15/2038 (b)	1,700,000	1,772,922
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.843% due 05/12/2039 (b)	2,000,000	2,053,756
Morgan Stanley Capital I, Inc., Series 1998-WF2,
Class A2
6.54% due 07/15/2030	602,207	607,098
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031	2,203,224	2,224,083
Morgan Stanley Dean Witter Capital I, Series
2001-TOP5, Class A4
6.39% due 10/15/2035	1,729,469	1,811,261
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	726,377	758,002
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	259,421	268,375
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	2,411,889	2,432,447
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	2,594,203	2,501,540

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,276,496)		$42,781,936

ASSET BACKED SECURITIES - 3.85%
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009	1,505,000	1,464,744
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	2,660,000	2,608,363
Carmax Auto Owner Trust, Series 2004-2, Class A4
3.46% due 09/15/2011	2,595,000	2,551,515
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	1,786,000	1,764,908
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	2,595,000	2,541,322

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015	$536,514	$562,212
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	217,000	226,726
Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/2011	2,595,000	2,573,702
USAA Auto Owner Trust, Series 2004-1, Class A4
2.67% due 10/15/2010	567,630	562,302
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	1,855,000	1,840,177

TOTAL ASSET BACKED SECURITIES
(Cost $16,800,568)		$16,695,971

SHORT TERM INVESTMENTS - 20.17%
State Street Navigator Securities
Lending Prime Portfolio (c)	$87,447,036	$87,447,036

TOTAL SHORT TERM INVESTMENTS
(Cost $87,447,036)		$87,447,036

REPURCHASE AGREEMENTS - 8.19%
The Bank of New York Tri-Party
Repurchase Agreement dated
03/30/2007 at 5.38% to be
repurchased at $35,515,916 on
04/02/2007, collateralized by
$40,485,635 Federal Government
Loan Mortgage Corp., 5.00% due
10/01/2035 (valued at
$36,210,000, including interest)	$35,500,000	$35,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $35,500,000)		$35,500,000

Total Investments (Investment Quality Bond Trust)
(Cost $536,544,322) - 125.01%		$541,969,041
Liabilities in Excess of Other Assets - (25.01)%		(108,441,171)

TOTAL NET ASSETS - 100.00%		$433,527,870

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.52%
Advertising - 1.54%
Omnicom Group, Inc.	33,925	$3,473,241
Aerospace - 0.89%
Northrop Grumman Corp.	26,935	1,999,116
Apparel & Textiles - 0.65%
Coach, Inc. *	29,300	1,466,465

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts - 3.35%
BorgWarner, Inc.	34,131	$2,574,160
Johnson Controls, Inc.	52,473	4,964,995

		7,539,155
Automobiles - 1.19%
PACCAR, Inc. (a)	36,500	2,679,100
Banking - 2.64%
Bank of New York Company, Inc.	32,200	1,305,710
City National Corp.	14,600	1,074,560
Fifth Third Bancorp	92,205	3,567,411

		5,947,681
Biotechnology - 2.45%
Cephalon, Inc. * (a)	12,897	918,395
Genzyme Corp. *	61,098	3,667,102
Millennium Pharmaceuticals, Inc. *	81,700	928,112

		5,513,609
Broadcasting - 0.82%
News Corp., Class A	79,600	1,840,352
Building Materials & Construction - 1.82%
Masco Corp. (a)	149,422	4,094,163
Business Services - 1.11%
H & R Block, Inc.	17,000	357,680
R.H. Donnelley Corp. * (a)	30,310	2,148,676

		2,506,356
Cable and Television - 0.82%
Viacom, Inc. *	45,000	1,849,950
Computers & Business Equipment - 0.65%
Dell, Inc. *	63,300	1,469,193
Crude Petroleum & Natural Gas - 0.88%
EOG Resources, Inc.	27,800	1,983,252
Drugs & Health Care - 2.13%
Wyeth	96,082	4,806,982
Electrical Utilities - 4.67%
American Electric Power Company, Inc.	46,157	2,250,154
Exelon Corp.	93,587	6,430,363
Northeast Utilities	24,000	786,480
Pepco Holdings, Inc.	36,119	1,048,173

		10,515,170
Energy - 1.18%
Sempra Energy Corp.	43,786	2,671,384
Financial Services - 17.02%
Citigroup, Inc.	181,466	9,316,464
Federal Home Loan Mortgage Corp.	38,855	2,311,484
JP Morgan Chase & Company	88,301	4,272,002
Mellon Financial Corp.	85,568	3,691,404
Morgan Stanley	109,087	8,591,692
PNC Financial Services Group, Inc.	40,296	2,900,103
Wells Fargo & Company (c)	211,122	7,268,931

		38,352,080

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages - 2.03%
Constellation Brands, Inc., Class A *	78,900	$1,671,102
Sysco Corp.	85,800	2,902,614

		4,573,716
Gas & Pipeline Utilities - 0.60%
NiSource, Inc.	55,002	1,344,249
Healthcare Products - 2.50%
Johnson & Johnson	47,592	2,867,894
Medtronic, Inc.	56,566	2,775,128

		5,643,022
Healthcare Services - 2.46%
Medco Health Solutions, Inc. *	35,950	2,607,454
UnitedHealth Group, Inc.	55,257	2,926,963

		5,534,417
Holdings Companies/Conglomerates - 2.50%
General Electric Company	159,200	5,629,312
Household Products - 0.91%
Fortune Brands, Inc.	26,000	2,049,320
Insurance - 2.69%
Allstate Corp.	36,200	2,174,172
American International Group, Inc.	22,232	1,494,435
Hartford Financial Services Group, Inc.	24,962	2,385,868

		6,054,475
International Oil - 1.63%
Chevron Corp.	18,700	1,383,052
Exxon Mobil Corp.	30,431	2,296,019

		3,679,071
Internet Content - 0.76%
Yahoo!, Inc. *	54,500	1,705,305
Internet Retail - 0.72%
Amazon.com, Inc. * (a)	41,000	1,631,390
Internet Software - 1.80%
McAfee, Inc. *	43,100	1,253,348
Symantec Corp. *	161,715	2,797,670

		4,051,018
Leisure Time - 1.57%
Carnival Corp.	75,501	3,537,977
Life Sciences - 0.41%
Waters Corp. *	16,055	931,190
Liquor - 0.73%
Anheuser-Busch Companies, Inc.	32,400	1,634,904
Manufacturing - 2.61%
Harley-Davidson, Inc. (a)	24,300	1,427,625
Illinois Tool Works, Inc.	86,452	4,460,923

		5,888,548
Mutual Funds - 1.95%
SPDR Trust Series 1 (a)	31,000	4,402,000
Petroleum Services - 2.96%
ENSCO International, Inc.	40,800	2,219,520
Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
GlobalSantaFe Corp.	39,800	$2,454,864
Halliburton Company	63,200	2,005,968

		6,680,352
Pharmaceuticals - 4.72%
Allergan, Inc.	43,137	4,780,442
Bristol-Myers Squibb Company	103,001	2,859,308
Merck & Company, Inc.	67,900	2,999,143

		10,638,893
Publishing - 0.64%
McGraw-Hill Companies, Inc.	23,000	1,446,240
Railroads & Equipment - 1.94%
Burlington Northern Santa Fe Corp.	54,250	4,363,328
Retail Trade - 3.37%
Chico's FAS, Inc. *	58,100	1,419,383
Costco Wholesale Corp.	57,210	3,080,186
Home Depot, Inc.	84,200	3,093,508

		7,593,077
Semiconductors - 5.48%
Analog Devices, Inc.	77,300	2,666,077
Intel Corp.	212,700	4,068,951
Linear Technology Corp.	52,400	1,655,316
National Semiconductor Corp.	69,300	1,672,902
Xilinx, Inc.	88,709	2,282,483

		12,345,729
Software - 4.24%
BEA Systems, Inc. *	82,500	956,175
Microsoft Corp.	263,811	7,352,413
Red Hat, Inc. * (a)	54,700	1,254,271

		9,562,859
Telecommunications Equipment &
Services - 0.30%
Embarq Corp.	11,841	667,240
Telephone - 3.60%
AT&T, Inc.	91,826	3,620,699
Sprint Nextel Corp.	236,838	4,490,449

		8,111,148
Trucking & Freight - 1.59%
FedEx Corp.	33,417	3,589,988

TOTAL COMMON STOCKS (Cost $201,448,366)		$221,996,017

SHORT TERM INVESTMENTS - 5.47%
State Street Navigator Securities
Lending Prime Portfolio (c)	$12,334,491	$12,334,491

TOTAL SHORT TERM INVESTMENTS
(Cost $12,334,491)		$12,334,491

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.42%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$3,207,229 on 04/02/2007,
collateralized by $3,355,000 U.S.
Treasury Bill, zero coupon due
09/27/2007 (valued at $3,274,480) (c)	$3,206,000	$3,206,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,206,000)		$3,206,000

Total Investments (Large Cap Trust)
(Cost $216,988,857) - 105.41%		$237,536,508
Liabilities in Excess of Other Assets - (5.41)%		(12,197,192)

TOTAL NET ASSETS - 100.00%		$225,339,316

Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.02%
Aerospace - 2.55%
Lockheed Martin Corp.	30,480	$2,957,170
Northrop Grumman Corp.	102,000	7,570,440
Raytheon Company	77,000	4,039,420

		14,567,030
Air Travel - 0.92%
AMR Corp. * (a)	173,000	5,267,850
Automobiles - 1.18%
General Motors Corp. (a)	219,000	6,710,160
Banking - 1.32%
Bank of America Corp.	148,000	7,550,960
Business Services - 2.28%
Computer Sciences Corp. *	99,000	5,160,870
Convergys Corp. *	42,000	1,067,220
Electronic Data Systems Corp.	17,000	470,560
Fair Isaac Corp.	28,000	1,083,040
NCR Corp. *	53,546	2,557,892
R.R. Donnelley & Sons Company	10,000	365,900
Unisys Corp. *	273,000	2,301,390

		13,006,872
Cable and Television - 1.11%
DIRECTV Group, Inc. *	41,000	945,870
Time Warner, Inc.	274,000	5,403,280

		6,349,150
Chemicals - 3.06%
Dow Chemical Company	199,000	9,126,140
E.I. Du Pont De Nemours & Company	121,000	5,981,030
Lyondell Chemical Company	78,000	2,337,660

		17,444,830

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services - 0.61%
The ServiceMaster Company	227,000	$3,493,530
Computers & Business Equipment - 4.68%
Hewlett-Packard Company	232,000	9,312,480
International Business Machines Corp.	72,000	6,786,720
Lexmark International, Inc. * (a)	59,000	3,449,140
Sun Microsystems, Inc. *	1,191,000	7,157,910

		26,706,250
Cosmetics & Toiletries - 0.39%
Procter & Gamble Company	35,000	2,210,600
Crude Petroleum & Natural Gas - 2.37%
Marathon Oil Corp.	91,000	8,993,530
Occidental Petroleum Corp.	92,000	4,536,520

		13,530,050
Domestic Oil - 0.72%
Frontier Oil Corp.	126,000	4,112,640
Electrical Utilities - 1.27%
American Electric Power Company, Inc.	149,000	7,263,750
Electronics - 0.72%
Agilent Technologies, Inc. *	75,000	2,526,750
L-3 Communications Holdings, Inc.	18,000	1,574,460

		4,101,210
Financial Services - 13.65%
Bear Stearns Companies, Inc.	47,000	7,066,450
Citigroup, Inc.	480,000	24,643,200
Goldman Sachs Group, Inc.	36,000	7,438,680
JP Morgan Chase & Company	400,000	19,352,000
Lehman Brothers Holdings, Inc.	115,000	8,058,050
Morgan Stanley	144,000	11,341,440

		77,899,820
Food & Beverages - 3.49%
Campbell Soup Company	98,000	3,817,100
ConAgra Foods, Inc.	234,000	5,828,940
H.J. Heinz Company	96,000	4,523,520
Kraft Foods, Inc., Class A (a)	141,000	4,464,060
The J.M. Smucker Company	24,000	1,279,680

		19,913,300
Healthcare Services - 3.82%
Cardinal Health, Inc.	42,000	3,063,900
Humana, Inc. *	59,000	3,423,180
McKesson Corp.	51,074	2,989,872
Medco Health Solutions, Inc. *	92,000	6,672,760
Wellpoint, Inc. *	70,000	5,677,000

		21,826,712
Holdings Companies/Conglomerates - 0.76%
General Electric Company	123,000	4,349,280
Industrial Machinery - 1.94%
AGCO Corp. *	147,000	5,434,590
Cummins, Inc.	39,000	5,644,080

		11,078,670

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 12.15%
Aetna, Inc.	111,000	$4,860,690
Allstate Corp.	70,825	4,253,749
Ambac Financial Group, Inc.	47,000	4,060,330
American International Group, Inc.	235,000	15,796,700
Chubb Corp.	92,000	4,753,640
CNA Financial Corp. *	11,000	473,990
MetLife, Inc.	128,000	8,083,200
MGIC Investment Corp.	61,000	3,594,120
PMI Group, Inc.	64,000	2,894,080
Principal Financial Group, Inc.	5,000	299,350
Prudential Financial, Inc.	96,000	8,664,960
SAFECO Corp.	55,000	3,653,650
The Travelers Companies, Inc.	154,000	7,972,580

		69,361,039
International Oil - 10.15%
Chevron Corp.	258,000	19,081,680
Exxon Mobil Corp.	515,000	38,856,750

		57,938,430
Internet Software - 0.32%
McAfee, Inc. *	62,000	1,802,960
Leisure Time - 1.59%
Walt Disney Company	263,000	9,055,090
Manufacturing - 1.94%
Honeywell International, Inc.	156,000	7,185,360
SPX Corp.	55,000	3,861,000

		11,046,360
Office Furnishings & Supplies - 0.79%
OfficeMax, Inc.	85,915	4,531,157
Paper - 0.29%
International Paper Company	45,000	1,638,000
Petroleum Services - 3.85%
Tesoro Petroleum Corp.	65,000	6,527,950
Tidewater, Inc. (a)	109,000	6,385,220
Valero Energy Corp.	141,000	9,093,090

		22,006,260
Pharmaceuticals - 6.55%
AmerisourceBergen Corp.	116,000	6,119,000
Merck & Company, Inc.	170,000	7,508,900
Mylan Laboratories, Inc.	147,000	3,107,580
Pfizer, Inc.	818,000	20,662,680

		37,398,160
Retail Grocery - 1.63%
Safeway, Inc.	50,000	1,832,000
The Kroger Company	265,000	7,486,250

		9,318,250
Retail Trade - 2.65%
Dollar Tree Stores, Inc. *	58,000	2,217,920
J.C. Penney Company, Inc. (a)	51,000	4,190,160
Nordstrom, Inc.	56,841	3,009,163

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
RadioShack Corp. (a)	211,000	$5,703,330

		15,120,573
Semiconductors - 1.07%
KLA-Tencor Corp.	115,000	6,131,800
Software - 1.30%
BMC Software, Inc. *	57,665	1,775,505
Compuware Corp. *	279,000	2,647,710
Oracle Corp. *	115,739	2,098,348
Sybase, Inc. *	35,423	895,494

		7,417,057
Steel - 2.56%
Nucor Corp.	118,000	7,685,340
United States Steel Corp.	70,000	6,941,900

		14,627,240
Telecommunications Equipment &
Services - 0.71%
Avaya, Inc. *	281,000	3,318,610
Citizens Communications Company	49,000	732,550

		4,051,160
Telephone - 3.10%
AT&T, Inc.	212,000	8,359,160
CenturyTel, Inc.	56,000	2,530,640
Qwest Communications International, Inc. * (a)	760,000	6,832,400

		17,722,200
Tobacco - 0.24%
UST, Inc. (a)	24,000	1,391,520
Toys, Amusements & Sporting Goods - 1.63%
Hasbro, Inc.	99,000	2,833,380
Mattel, Inc.	234,000	6,451,380

		9,284,760
Trucking & Freight - 0.66%
YRC Worldwide, Inc. * (a)	94,000	3,780,680

TOTAL COMMON STOCKS (Cost $502,332,807)		$571,005,360

SHORT TERM INVESTMENTS - 6.62%
State Street Navigator Securities
Lending Prime Portfolio (c)	$37,815,470	$37,815,470

TOTAL SHORT TERM INVESTMENTS
(Cost $37,815,470)		$37,815,470

Total Investments (Large Cap Value Trust)
(Cost $540,148,277) - 106.64%		$608,820,830
Liabilities in Excess of Other Assets - (6.64)%		(37,921,693)

TOTAL NET ASSETS - 100.00%		$570,899,137

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Growth (AIM)	676,051	$12,250,047
All Cap Value (Lord, Abbett)	924,013	12,270,891
Blue Chip Growth (T. Rowe Price)	1,573,741	30,577,783
Capital Appreciation (Jennison)	2,656,866	24,443,168
Core Equity (Legg Mason)	816,731	12,193,788
Emerging Growth (MFC Global U.S.)	966,064	12,278,675
Equity-Income (T. Rowe Price)	655,785	12,282,853
Fundamental Value (Davis)	1,098,078	18,436,735
International Core (GMO)	3,103,517	49,252,819
International Equity Index (SSgA)	837,575	18,527,156
International Opportunities (Marsico)	1,348,967	24,672,613
International Small Cap (Templeton)	711,295	18,529,236
International Small Company (DFA)	1,297,654	18,530,495
International Value (Templeton)	2,197,188	43,108,829
Large Cap (UBS)	776,369	12,243,346
Large Cap Value (BlackRock)	258,813	6,146,800
Mid Cap Index (MFC Global U.S.A.)	1,235,249	24,606,161
Mid Cap Stock (Wellington)	705,878	12,303,448
Mid Cap Value (Lord, Abbett)	668,737	12,324,828
Mid Cap Value Equity (RiverSource)	448,279	6,132,460
Natural Resources (Wellington)	911,864	30,738,921
Overseas Equity (Capital Guardian)	833,105	12,379,936
Quantitative Mid Cap (MFC Global U.S.A.)	1,094,420	12,235,612
Quantitative Value (MFC Global U.S.A.)	1,201,149	18,437,630
Small Cap (Independence)	1,285,694	18,488,282
Small Cap Index (MFC Global U.S.A.)	709,450	12,280,573
Small Company (American Century)	815,659	12,259,359
Small Company Value (T. Rowe Price)	815,833	18,405,187
Special Value (ClearBridge)	613,786	12,300,265
U.S. Global Leaders Growth (Sustainable
Growth)	473,113	6,126,813
U.S. Large Cap (Capital Guardian)	753,678	12,209,583
U.S. Multi Sector (GMO)	3,483,058	49,076,293
Value & Restructuring (Excelsior)	394,131	6,168,156
Vista (American Century)	808,947	12,295,994

TOTAL INVESTMENT COMPANIES (Cost $542,158,541)		$614,514,735

Total Investments (Lifestyle Aggressive Trust)
(Cost $542,158,541) - 100.00%		$614,514,735
Liabilities in Excess of Other Assets - 0.00%		(1,710)

TOTAL NET ASSETS - 100.00%		$614,513,025

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond (MFC Global U.S./Declaration)	17,915,969	$179,876,324
All Cap Core (Deutsche)	9,219,572	183,469,480

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Blue Chip Growth (T. Rowe Price)	37,930,727	$736,994,021
Core Bond (Wells Capital)	14,007,560	179,857,065
Core Equity (Legg Mason)	12,264,114	183,103,219
Equity-Income (T. Rowe Price)	14,731,326	275,917,742
Fundamental Value (Davis)	10,927,582	183,474,104
Global Bond (PIMCO)	17,967,018	270,583,292
Global Real Estate (Deutsche)	16,979,685	274,221,918
High Income (MFC Global U.S.)	12,313,949	180,153,073
High Yield (WAMCO)	74,764,039	814,928,020
International Core (GMO)	23,189,477	368,017,003
International Opportunities (Marsico)	10,015,740	183,187,887
International Small Cap (Templeton)	7,115,429	185,356,915
International Value (Templeton)	18,734,807	367,576,905
Large Cap (UBS)	5,772,057	91,025,346
Large Cap Value (BlackRock)	11,657,320	276,861,360
Mid Cap Stock (Wellington)	5,192,941	90,512,960
Natural Resources (Wellington)	11,256,560	379,458,638
Quantitative Value (MFC Global U.S.A.)	12,009,203	184,341,269
Real Estate Equity (T. Rowe Price)	8,309,564	129,961,583
Real Return Bond (PIMCO)	34,032,305	451,949,015
Small Cap (Independence)	6,305,515	90,673,301
Small Cap Opportunities (Munder)	3,276,023	79,574,604
Small Company Value (T. Rowe Price)	4,008,529	90,432,423
Spectrum Income (T. Rowe Price)	32,649,694	451,871,760
Strategic Bond (WAMCO)	14,831,702	179,908,546
Strategic Income (MFC Global U.S.)	13,388,049	180,069,256
Total Return (PIMCO)	32,253,622	451,873,245
U.S. Global Leaders Growth (Sustainable
Growth)	21,281,832	275,599,725
U.S. High Yield Bond (Wells Capital)	13,003,616	180,100,078
U.S. Large Cap (Capital Guardian)	11,317,638	183,345,742
U.S. Multi Sector (GMO)	39,230,817	552,762,210
Value & Restructuring (Excelsior)	11,829,875	185,137,545

TOTAL INVESTMENT COMPANIES (Cost $8,181,895,894)		$9,072,175,574

Total Investments (Lifestyle Balanced Trust)
(Cost $8,181,895,894) - 100.00%		$9,072,175,574
Other Assets in Excess of Liabilities - 0.00%		124,766

TOTAL NET ASSETS - 100.00%		$9,072,300,340

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond (MFC Global U.S./Declaration)	7,542,778	$75,729,495
Blue Chip Growth (T. Rowe Price)	827,472	16,077,780
Core Bond (Wells Capital)	1,177,567	15,119,966
Equity-Income (T. Rowe Price)	858,880	16,086,813

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Conservative Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Fundamental Value (Davis)	958,871	$16,099,441
Global Bond (PIMCO)	4,024,644	60,611,140
Global Real Estate (Deutsche)	1,419,020	22,917,173
High Income (MFC Global U.S.)	1,035,178	15,144,660
High Yield (WAMCO)	2,777,253	30,272,055
International Core (GMO)	957,852	15,201,113
International Value (Templeton)	1,163,200	22,821,979
Investment Quality Bond (Wellington)	3,202,043	37,848,147
Real Estate Equity (T. Rowe Price)	665,286	10,405,074
Real Return Bond (PIMCO)	2,279,506	30,271,843
Spectrum Income (T. Rowe Price)	6,019,180	83,305,453
Strategic Bond (WAMCO)	1,246,457	15,119,519
Strategic Income (MFC Global U.S.)	1,688,619	22,711,919
Total Return (PIMCO)	8,650,002	121,186,523
U.S. Government Securities (WAMCO)	6,085,152	83,305,732
U.S. High Yield Bond (Wells Capital)	1,092,813	15,135,464
U.S. Multi Sector (GMO)	1,142,299	16,094,996
Value & Restructuring (Excelsior)	1,032,509	16,158,769

TOTAL INVESTMENT COMPANIES (Cost $716,668,580)		$757,625,054

Total Investments (Lifestyle Conservative Trust)
(Cost $716,668,580) - 100.00%		$757,625,054
Other Assets in Excess of Liabilities - 0.00%		828

TOTAL NET ASSETS - 100.00%		$757,625,882

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Core (Deutsche)	11,718,063	$233,189,458
All Cap Growth (AIM)	6,408,890	116,129,091
All Cap Value (Lord, Abbett)	17,559,681	233,192,569
Blue Chip Growth (T. Rowe Price)	24,041,241	467,121,316
Capital Appreciation (Jennison)	50,772,285	467,105,026
Core Equity (Legg Mason)	15,600,322	232,912,808
Equity-Income (T. Rowe Price)	18,698,575	350,224,310
Fundamental Value (Davis)	20,856,992	350,188,888
Global Bond (PIMCO)	15,372,706	231,512,956
Global Real Estate (Deutsche)	7,235,588	116,854,753
High Income (MFC Global U.S.)	7,879,370	115,275,180
High Yield (WAMCO)	53,248,067	580,403,932
International Core (GMO)	44,367,131	704,106,361
International Opportunities (Marsico)	25,636,788	468,896,851
International Small Cap (Templeton)	9,070,254	236,280,106
International Small Company (DFA)	16,503,020	235,663,131
International Value (Templeton)	23,847,395	467,885,898
Large Cap (UBS)	7,362,976	116,114,137
Large Cap Value (BlackRock)	4,891,299	116,168,358

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Mid Cap Index (MFC Global U.S.A.)	29,247,801	$582,616,187
Mid Cap Stock (Wellington)	6,661,424	116,108,615
Mid Cap Value Equity (RiverSource)	8,465,623	115,809,723
Natural Resources (Wellington)	14,263,978	480,838,700
Overseas Equity (Capital Guardian)	15,719,961	233,598,617
Quantitative Value (MFC Global U.S.A.)	22,816,285	350,229,967
Real Estate Equity (T. Rowe Price)	6,627,372	103,652,093
Real Return Bond (PIMCO)	26,191,849	347,827,756
Small Cap (Independence)	8,094,759	116,402,635
Small Cap Index (MFC Global U.S.A.)	6,702,083	116,013,063
Small Cap Opportunities (Munder)	7,820,065	189,949,369
Small Company Growth (AIM)	7,355,594	115,850,601
Small Company Value (T. Rowe Price)	5,135,998	115,868,108
Special Value (ClearBridge)	5,788,944	116,010,442
Spectrum Income (T. Rowe Price)	16,697,005	231,086,549
Strategic Bond (WAMCO)	9,507,078	115,320,856
Strategic Income (MFC Global U.S.)	8,589,672	115,531,086
Total Return (PIMCO)	33,085,491	463,527,730
U.S. Global Leaders Growth (Sustainable
Growth)	27,026,305	349,990,648
U.S. High Yield Bond (Wells Capital)	8,348,186	115,622,371
U.S. Large Cap (Capital Guardian)	14,385,948	233,052,361
U.S. Multi Sector (GMO)	58,062,962	818,107,130
Value & Restructuring (Excelsior)	7,458,502	116,725,562
Vista (American Century)	7,718,875	117,326,903

TOTAL INVESTMENT COMPANIES (Cost $10,518,250,431)		$11,616,292,201

Total Investments (Lifestyle Growth Trust)
(Cost $10,518,250,431) - 100.00%		$11,616,292,201
Other Assets in Excess of Liabilities - 0.00%		162,798

TOTAL NET ASSETS - 100.00%		$11,616,454,999

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond (MFC Global U.S./Declaration)	16,242,759	$163,077,303
Blue Chip Growth (T. Rowe Price)	5,384,363	104,618,166
Core Bond (Wells Capital)	3,159,515	40,568,167
Core Equity (Legg Mason)	5,600,275	83,612,104
Equity-Income (T. Rowe Price)	2,234,628	41,854,583
Fundamental Value (Davis)	4,997,667	83,910,830
Global Bond (PIMCO)	8,115,737	122,223,003
Global Real Estate (Deutsche)	2,547,753	41,146,211
High Income (MFC Global U.S.)	4,169,420	60,998,619
High Yield (WAMCO)	11,220,176	122,299,915
International Core (GMO)	6,527,881	103,597,468
International Equity Index (SSgA)	941,266	20,820,810

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
International Opportunities (Marsico)	1,128,321	$20,636,994
International Value (Templeton)	3,167,835	62,152,917
Investment Quality Bond (Wellington)	3,432,552	40,572,767
Overseas Equity (Capital Guardian)	1,388,876	20,638,693
Real Estate Equity (T. Rowe Price)	1,857,764	29,055,426
Real Return Bond (PIMCO)	6,132,313	81,437,112
Small Cap (Independence)	1,430,743	20,574,090
Small Company (American Century)	2,729,240	41,020,478
Small Company Value (T. Rowe Price)	907,485	20,472,870
Spectrum Income (T. Rowe Price)	11,783,609	163,085,144
Strategic Bond (WAMCO)	3,344,854	40,573,076
Strategic Income (MFC Global U.S.)	3,017,463	40,584,873
Total Return (PIMCO)	17,463,624	244,665,374
U.S. Government Securities (WAMCO)	2,964,181	40,579,641
U.S. High Yield Bond (Wells Capital)	4,405,294	61,013,322
U.S. Multi Sector (GMO)	5,945,830	83,776,748
Value & Restructuring (Excelsior)	2,700,242	42,258,780

TOTAL INVESTMENT COMPANIES (Cost $1,874,084,509)		$2,041,825,484

Total Investments (Lifestyle Moderate Trust)
(Cost $1,874,084,509) - 100.00%		$2,041,825,484
Other Assets in Excess of Liabilities - 0.00%		21,668

TOTAL NET ASSETS - 100.00%		$2,041,847,152

Managed Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 57.65%
Advertising - 0.09%
Omnicom Group, Inc.	13,300	$1,361,654
Aerospace - 1.14%
Boeing Company	4,300	382,313
General Dynamics Corp.	17,800	1,359,920
Lockheed Martin Corp.	67,100	6,510,042
Northrop Grumman Corp.	38,400	2,850,048
Raytheon Company	28,800	1,510,848
United Technologies Corp.	81,100	5,271,500

		17,884,671
Agriculture - 0.13%
Archer-Daniels-Midland Company	56,900	2,088,230
Aluminum - 0.13%
Alcoa, Inc.	58,600	1,986,540
Apparel & Textiles - 0.68%
Cintas Corp.	5,100	184,110
Coach, Inc. *	35,200	1,761,760
Jones Apparel Group, Inc.	22,200	682,206
Liz Claiborne, Inc.	41,800	1,791,130
Mohawk Industries, Inc. * (a)	4,100	336,405

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
NIKE, Inc., Class B	17,900	$1,902,054
VF Corp.	48,100	3,974,022

		10,631,687
Auto Parts - 0.25%
AutoZone, Inc. *	22,900	2,934,406
Johnson Controls, Inc.	11,100	1,050,282

		3,984,688
Auto Services - 0.12%
AutoNation, Inc. *	89,800	1,907,352
Automobiles - 0.69%
Ford Motor Company	428,500	3,380,865
General Motors Corp. (a)	96,600	2,959,824
PACCAR, Inc.	61,650	4,525,110

		10,865,799
Banking - 1.96%
Bank of America Corp.	294,184	15,009,268
BB&T Corp.	44,600	1,829,492
Comerica, Inc.	35,900	2,122,408
Fifth Third Bancorp	34,000	1,315,460
First Horizon National Corp. (a)	10,700	444,371
KeyCorp	20,400	764,388
National City Corp.	176,800	6,585,800
UnionBanCal Corp.	3,400	215,628
US Bancorp	70,200	2,454,894

		30,741,709
Biotechnology - 0.05%
Amgen, Inc. *	8,400	469,392
Applera Corp.	9,800	289,786

		759,178
Broadcasting - 0.39%
CBS Corp., Class B	54,700	1,673,273
News Corp., Class A	195,100	4,510,712

		6,183,985
Building Materials & Construction - 0.19%
American Standard Companies, Inc.	34,700	1,839,794
Masco Corp.	43,800	1,200,120

		3,039,914
Business Services - 0.72%
Affiliated Computer Services, Inc., Class A *	17,500	1,030,400
Computer Sciences Corp. *	22,900	1,193,777
First Data Corp.	63,300	1,702,770
Fiserv, Inc. *	30,800	1,634,248
H & R Block, Inc.	4,300	90,472
Manpower, Inc.	27,100	1,999,167
Moody's Corp.	33,500	2,079,010
Pitney Bowes, Inc.	35,100	1,593,189

		11,323,033
Cable and Television - 1.02%
Comcast Corp., Class A *	362,600	9,409,470

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cable and Television (continued)
DIRECTV Group, Inc. *	131,800	$3,040,626
Time Warner, Inc.	176,800	3,486,496

		15,936,592
Chemicals - 0.34%
Air Products & Chemicals, Inc.	11,200	828,352
E.I. Du Pont De Nemours & Company	43,400	2,145,262
Eastman Chemical Company	4,600	291,318
PPG Industries, Inc.	29,800	2,095,238

		5,360,170
Computers & Business Equipment - 2.99%
CDW Corp.	28,800	1,769,184
Cisco Systems, Inc. *	675,100	17,235,303
Cognizant Technology Solutions Corp.,
Class A *	21,000	1,853,670
Dell, Inc. *	466,400	10,825,144
Hewlett-Packard Company	48,600	1,950,804
International Business Machines Corp.	95,000	8,954,700
Lexmark International, Inc. *	61,400	3,589,444
Network Appliance, Inc. *	22,100	807,092

		46,985,341
Construction Materials - 0.07%
Sherwin-Williams Company	16,100	1,063,244
Containers & Glass - 0.03%
Pactiv Corp. *	14,500	489,230
Cosmetics & Toiletries - 0.69%
Avon Products, Inc.	63,000	2,347,380
Colgate-Palmolive Company	11,300	754,727
Estee Lauder Companies, Inc., Class A	24,000	1,172,400
International Flavors & Fragrances, Inc.	11,900	561,918
Kimberly-Clark Corp.	88,200	6,040,818

		10,877,243
Crude Petroleum & Natural Gas - 0.34%
Apache Corp.	6,900	487,830
Devon Energy Corp.	15,600	1,079,832
Marathon Oil Corp.	12,100	1,195,843
Occidental Petroleum Corp.	51,500	2,539,465

		5,302,970
Drugs & Health Care - 0.08%
Wyeth	24,300	1,215,729
Electrical Equipment - 0.22%
Emerson Electric Company	76,400	3,292,076
Molex, Inc.	7,200	203,040

		3,495,116
Electrical Utilities - 0.25%
American Electric Power Company, Inc.	10,300	502,125
Entergy Corp.	15,000	1,573,800
FPL Group, Inc.	1,800	110,106
The AES Corp. *	67,600	1,454,752

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Xcel Energy, Inc. (a)	13,300	$328,377

		3,969,160
Electronics - 0.02%
Amphenol Corp., Class A	4,500	290,565
Financial Services - 5.04%
A.G. Edwards, Inc.	1,800	124,524
Bear Stearns Companies, Inc.	8,900	1,338,115
Citigroup, Inc.	769,000	39,480,460
Countrywide Financial Corp.	33,600	1,130,304
Federal Home Loan Mortgage Corp.	47,500	2,825,775
Federal National Mortgage Association	185,100	10,102,758
Goldman Sachs Group, Inc.	24,700	5,103,761
JP Morgan Chase & Company	109,200	5,283,096
Merrill Lynch & Company, Inc.	16,900	1,380,223
Morgan Stanley	84,400	6,647,344
PNC Financial Services Group, Inc.	12,900	928,413
SEI Investments Company	21,500	1,294,945
The First Marblehead Corp. (a)	3,800	170,582
Washington Mutual, Inc.	53,376	2,155,323
Wells Fargo & Company	31,400	1,081,102

		79,046,725
Food & Beverages - 1.56%
Campbell Soup Company	30,000	1,168,500
ConAgra Foods, Inc.	77,800	1,937,998
General Mills, Inc.	16,800	978,096
H.J. Heinz Company	55,700	2,624,584
Hormel Foods Corp.	9,300	345,867
Kraft Foods, Inc., Class A (a)	123,500	3,910,010
McCormick & Company, Inc.	24,900	959,148
Pepsi Bottling Group, Inc.	26,100	832,329
Sara Lee Corp.	59,900	1,013,508
Sysco Corp.	88,900	3,007,487
The Coca-Cola Company	131,100	6,292,800
Tyson Foods, Inc., Class A	74,200	1,440,222

		24,510,549
Furniture & Fixtures - 0.04%
Leggett & Platt, Inc.	29,700	673,299
Gas & Pipeline Utilities - 0.01%
NiSource, Inc.	7,900	193,076
Healthcare Products - 2.45%
Baxter International, Inc.	25,800	1,358,886
Becton, Dickinson & Company	36,400	2,798,796
Biomet, Inc.	27,400	1,164,226
C.R. Bard, Inc.	13,500	1,073,385
DENTSPLY International, Inc.	23,600	772,900
Johnson & Johnson	361,800	21,802,068
Patterson Companies, Inc. *	15,200	539,448
Stryker Corp.	54,200	3,594,544
Zimmer Holdings, Inc. *	63,500	5,423,535

		38,527,788

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services - 1.79%
Cardinal Health, Inc.	83,000	$6,054,850
Express Scripts, Inc. *	36,500	2,946,280
Laboratory Corp. of America Holdings *	10,800	784,404
Lincare Holdings, Inc. *	20,200	740,330
McKesson Corp.	92,000	5,385,680
Quest Diagnostics, Inc.	67,800	3,381,186
UnitedHealth Group, Inc.	165,200	8,750,644

		28,043,374
Holdings Companies/Conglomerates - 0.08%
Textron, Inc.	13,500	1,212,300
Homebuilders - 0.09%
Centex Corp. (a)	10,600	442,868
Lennar Corp., Class A	11,200	472,752
NVR, Inc. *	700	465,500

		1,381,120
Hotels & Restaurants - 0.86%
Marriott International, Inc., Class A	47,600	2,330,496
McDonald's Corp.	75,000	3,378,750
Starbucks Corp. *	185,400	5,814,144
Yum! Brands, Inc.	33,600	1,940,736

		13,464,126
Household Appliances - 0.02%
Whirlpool Corp.	4,400	373,604
Household Products - 0.07%
Energizer Holdings, Inc. *	9,000	767,970
The Clorox Company	4,500	286,605

		1,054,575
Industrial Machinery - 0.34%
Caterpillar, Inc.	12,200	817,766
Cummins, Inc.	6,000	868,320
Deere & Company	15,200	1,651,328
Dover Corp.	12,700	619,887
Parker-Hannifin Corp.	3,400	293,454
W.W. Grainger, Inc.	13,700	1,058,188

		5,308,943
Industrials - 0.03%
Fastenal Company (a)	11,800	413,590
Insurance - 2.83%
AFLAC, Inc.	88,200	4,150,692
Allstate Corp.	169,800	10,198,188
Ambac Financial Group, Inc.	28,300	2,444,837
American International Group, Inc.	81,900	5,505,318
Brown & Brown, Inc. (a)	34,800	941,340
Chubb Corp.	14,800	764,716
CIGNA Corp.	5,000	713,300
Cincinnati Financial Corp.	4,000	169,600
First American Corp.	9,600	486,912
Hartford Financial Services Group, Inc.	5,200	497,016
Lincoln National Corp.	11,200	759,248
Markel Corp. *	1,100	533,313

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
MBIA, Inc.	26,200	$1,715,838
MGIC Investment Corp.	20,000	1,178,400
Old Republic International Corp.	61,950	1,370,334
PMI Group, Inc.	32,400	1,465,128
Progressive Corp.	86,300	1,883,066
Radian Group, Inc.	18,600	1,020,768
SAFECO Corp.	12,900	856,947
The Travelers Companies, Inc.	43,900	2,272,703
Torchmark Corp.	40,300	2,643,277
UnumProvident Corp.	61,500	1,416,345
W.R. Berkley Corp.	40,900	1,354,608

		44,341,894
International Oil - 4.67%
Anadarko Petroleum Corp.	50,900	2,187,682
Chevron Corp.	122,900	9,089,684
ConocoPhillips	34,952	2,388,969
Exxon Mobil Corp.	789,600	59,575,320

		73,241,655
Leisure Time - 0.52%
International Game Technology	50,000	2,019,000
Walt Disney Company	177,300	6,104,439

		8,123,439
Life Sciences - 0.04%
Waters Corp. *	11,400	661,200
Liquor - 0.61%
Anheuser-Busch Companies, Inc.	188,600	9,516,756
Manufacturing - 1.43%
3M Company	16,200	1,238,166
Danaher Corp.	102,100	7,295,045
Eaton Corp.	22,800	1,905,168
Harley-Davidson, Inc. (a)	104,400	6,133,500
Illinois Tool Works, Inc.	103,200	5,325,120
Rockwell Automation, Inc.	8,300	496,921

		22,393,920
Medical-Hospitals - 0.04%
Manor Care, Inc. (a)	10,500	570,780
Office Furnishings & Supplies - 0.04%
Avery Dennison Corp.	2,800	179,928
Office Depot, Inc. *	13,400	470,876

		650,804
Paper - 0.06%
International Paper Company	24,900	906,360
Pharmaceuticals - 6.28%
Abbott Laboratories	122,700	6,846,660
AmerisourceBergen Corp.	77,900	4,109,225
Barr Pharmaceuticals, Inc. *	8,400	389,340
Bristol-Myers Squibb Company	104,700	2,906,472
Forest Laboratories, Inc. *	171,600	8,827,104
King Pharmaceuticals, Inc. *	43,500	855,645

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	765,300	$33,803,301
Pfizer, Inc.	1,582,700	39,979,002
Schering-Plough Corp.	35,500	905,605

		98,622,354
Publishing - 0.45%
Gannett Company, Inc.	84,800	4,773,392
McGraw-Hill Companies, Inc.	18,800	1,182,144
Tribune Company	35,500	1,139,905

		7,095,441
Railroads & Equipment - 0.14%
Burlington Northern Santa Fe Corp.	7,600	611,268
CSX Corp.	18,600	744,930
Norfolk Southern Corp.	8,700	440,220
Union Pacific Corp.	3,600	365,580

		2,161,998
Retail Grocery - 0.68%
Safeway, Inc.	122,300	4,481,072
SUPERVALU, Inc.	26,608	1,039,575
The Kroger Company	182,500	5,155,625

		10,676,272
Retail Trade - 7.60%
Abercrombie & Fitch Company, Class A	10,400	787,072
American Eagle Outfitters, Inc.	77,900	2,336,221
Bed Bath & Beyond, Inc. *	75,200	3,020,784
Best Buy Company, Inc.	26,600	1,295,952
CarMax, Inc. *	25,000	613,500
Circuit City Stores, Inc.	15,100	279,803
Costco Wholesale Corp.	57,800	3,111,952
CVS/Caremark Corp.	16,218	553,682
Dollar General Corp.	73,900	1,562,985
Family Dollar Stores, Inc.	52,000	1,540,240
Foot Locker, Inc.	32,300	760,665
Gap, Inc.	35,700	614,397
Home Depot, Inc.	685,400	25,181,596
J.C. Penney Company, Inc.	13,600	1,117,376
Kohl's Corp. *	134,900	10,334,689
Limited Brands, Inc.	85,100	2,217,706
Lowe's Companies, Inc.	478,200	15,058,518
Nordstrom, Inc.	12,200	645,868
PetSmart, Inc.	9,900	326,304
Ross Stores, Inc.	10,900	374,960
Staples, Inc.	167,100	4,317,864
Target Corp.	45,500	2,696,330
The TJX Companies, Inc.	84,700	2,283,512
Walgreen Company	79,200	3,634,488
Wal-Mart Stores, Inc.	736,900	34,597,455

		119,263,919
Sanitary Services - 0.23%
Ecolab, Inc.	33,200	1,427,600

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services (continued)
Waste Management, Inc.	62,300	$2,143,743

		3,571,343
Semiconductors - 0.29%
Intel Corp.	225,400	4,311,902
Novellus Systems, Inc. *	9,400	300,988

		4,612,890
Software - 1.50%
BEA Systems, Inc. *	30,800	356,972
BMC Software, Inc. *	12,700	391,033
Citrix Systems, Inc. *	18,600	595,758
Intuit, Inc. *	47,500	1,299,600
Microsoft Corp.	468,500	13,057,095
Oracle Corp. *	436,600	7,915,558

		23,616,016
Telecommunications Equipment &
Services - 1.28%
Avaya, Inc. *	7,200	85,032
QUALCOMM, Inc.	21,900	934,254
Verizon Communications, Inc.	501,800	19,028,256

		20,047,542
Telephone - 2.43%
AT&T, Inc.	941,442	37,121,058
CenturyTel, Inc.	22,500	1,016,775

		38,137,833
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	25,200	785,988
Tobacco - 0.47%
Altria Group, Inc.	33,000	2,897,730
Reynolds American, Inc.	21,300	1,329,333
UST, Inc. (a)	53,300	3,090,334

		7,317,397
Toys, Amusements & Sporting Goods - 0.15%
Hasbro, Inc.	6,500	186,030
Mattel, Inc.	77,800	2,144,946

		2,330,976
Transportation - 0.22%
C.H. Robinson Worldwide, Inc.	36,500	1,742,875
Expeditors International of Washington, Inc.	39,800	1,644,536

		3,387,411
Trucking & Freight - 0.67%
FedEx Corp.	97,700	10,495,911
J.B. Hunt Transport Services, Inc.	2,700	70,848

		10,566,759

TOTAL COMMON STOCKS (Cost $853,976,529)		$904,547,816

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.03%
Financial Services - 0.03%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. * (b)	485,000	$495,409

TOTAL PREFERRED STOCKS (Cost $485,000)		$495,409

U.S. TREASURY OBLIGATIONS - 3.49%
U.S. Treasury Bonds - 0.58%
4.50% due 02/15/2036 (a)	$9,704,000	9,149,048
U.S. Treasury Notes - 2.91%
4.625% due 02/29/2012 to 02/15/2017 (a)	45,610,000	45,646,331

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $55,263,684)		$54,795,379

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.63%
Federal Home Loan Bank - 0.03%
4.50% due 11/15/2012	500,000	490,848
Federal Home Loan Mortgage Corp. - 0.58%
4.647% due 07/01/2035	1,261,050	1,246,446
5.00% due 07/15/2014	270,000	271,637
5.00% TBA **	4,040,000	3,903,650
6.00% due 08/01/2017	145,735	148,324
6.50% due 03/01/2017	78,734	80,646
6.50% TBA **	3,350,000	3,415,955

		9,066,658
Federal National Mortgage
Association - 10.94%
3.718% due 07/01/2033 (b)	75,376	75,400
4.375% due 03/15/2013	4,250,000	4,138,293
4.50% due 10/01/2018	3,104,330	3,013,589
4.50% TBA **	14,430,000	13,965,527
5.00% due 12/01/2034 to 07/01/2035	14,373,375	13,911,111
5.00% TBA **	38,630,000	37,624,585
5.50% due 07/01/2017 to 09/01/2034	20,612,872	20,488,621
5.50% TBA **	19,640,000	19,560,096
6.00% due 07/01/2016 to 03/01/2036	16,767,401	16,943,797
6.00% TBA **	20,322,000	20,537,897
6.25% due 05/15/2029	875,000	986,002
6.50% due 02/01/2036	541,940	552,847
6.50% TBA **	12,587,000	12,850,875
7.00% due 12/01/2012 to 10/25/2041	3,203,013	3,305,513
7.00% TBA **	3,405,000	3,511,406
7.50% due 11/01/2030 to 07/01/2031	109,539	114,589

		171,580,148
Government National Mortgage
Association - 0.08%
5.00% due 01/15/2035 to 04/15/2035	884,333	860,964
5.50% due 03/15/2035	466,997	464,716

		1,325,680

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $183,003,873)		$182,463,334

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.20%
Chile - 0.11%
Republic of Chile
5.76% due 01/28/2008 (b)	$1,800,000	$1,801,800
Indonesia - 0.06%
Republic of Indonesia
7.50% due 01/15/2016	800,000	881,000
Mexico - 0.01%
Government of Mexico
9.875% due 02/01/2010	95,000	106,590
Peru - 0.02%
Republic of Peru
7.35% due 07/21/2025	250,000	284,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,948,699)		$3,073,890

CORPORATE BONDS - 13.98%
Aerospace - 0.04%
BAE Systems PLC, 2001 Asset Trust
6.664% due 09/15/2013	422,417	445,240
7.156% due 12/15/2011	218,043	226,107

		671,347

Air Travel - 0.06%
Qantas Airways, Ltd.
5.125% due 06/20/2013	1,015,000	904,170
Automobiles - 0.08%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008	100,000	98,499
5.875% due 03/15/2011	1,080,000	1,100,697

		1,199,196

Banking - 1.44%
BAC Capital Trust XI
6.625% due 05/23/2036	1,405,000	1,486,684
Banco Santander Chile
5.69% due 12/09/2009 (b)	2,270,000	2,291,490
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)	150,000	144,864
Comerica Capital Trust II
6.576% due 02/20/2037 (b)	2,000,000	1,936,860
DBS Bank, Ltd.
7.125% due 05/15/2011	100,000	107,158
HBOS PLC
5.375% due 11/29/2049 (b)	190,000	187,669
ICICI Bank, Ltd.
5.75% due 01/12/2012	725,000	725,854
5.895% due 01/12/2010 (b)	820,000	820,952
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	80,000	77,598
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)	2,070,000	2,034,324
MBNA America Bank
5.375% due 01/15/2008	250,000	249,987
RBS Capital Trust IV
6.15% due 09/29/2049 (b)	320,000	323,644

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited )- continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Shinhan Bank
6.819% due 09/20/2036 (a)(b)	$1,090,000	$1,143,365
Standard Chartered PLC
6.409% due 01/30/2017 (b)	1,665,000	1,642,128
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	1,325,000	1,241,177
SunTrust Preferred Capital I
5.853% due 12/15/2049 (b)	1,810,000	1,835,324
Union Bank of California, N.A.
5.95% due 05/11/2016	2,320,000	2,386,941
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	2,000,000	2,023,852
Washington Mutual Bank, Series BKNT
6.75% due 05/20/2036	1,040,000	1,113,632
Washington Mutual, Inc.
4.20% due 01/15/2010	210,000	204,878
5.65% due 03/22/2012 (b)	110,000	109,293
Wells Fargo & Company
3.50% due 04/04/2008	500,000	491,503

		22,579,177
Broadcasting - 0.01%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	125,000	131,990
News America Holdings, Inc.
6.75% due 01/09/2038	30,000	31,700

		163,690
Cable and Television - 0.55%
Comcast Corp.
6.45% due 03/15/2037	1,150,000	1,151,311
6.50% due 11/15/2035	1,000,000	1,007,576
Comcast Corp., Class A
7.05% due 03/15/2033	1,344,000	1,442,920
Cox Communications, Inc., Class A
4.625% due 06/01/2013	757,000	724,248
Time Warner Entertainment Company LP
8.375% due 07/15/2033	600,000	729,287
Time Warner, Inc.
5.875% due 11/15/2016	1,000,000	1,008,326
6.50% due 11/15/2036	1,050,000	1,047,028
7.625% due 04/15/2031	130,000	146,097
8.18% due 08/15/2007	400,000	403,405
Viacom, Inc.
6.25% due 04/30/2016	975,000	988,406

		8,648,604
Cellular Communications - 0.08%
American Tower Corp.
7.50% due 05/01/2012	170,000	176,375
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	767,000	989,386
Rogers Wireless, Inc.
9.625% due 05/01/2011	140,000	159,600

		1,325,361

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals - 0.09%
Cytec Industries, Inc.
6.75% due 03/15/2008	$1,113,000	$1,120,734
ICI Wilmington, Inc.
4.375% due 12/01/2008	235,000	231,527

		1,352,261
Crude Petroleum & Natural Gas - 0.13%
Hess Corp.
7.30% due 08/15/2031	820,000	903,877
Premcor Refining Group, Inc.
7.50% due 06/15/2015	170,000	175,526
Sabine Pass LNG LP
7.50% due 11/30/2016	1,020,000	1,027,650

		2,107,053
Diversified Financial Services - 0.04%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014	690,000	648,274
Domestic Oil - 0.01%
Devon Financing Corp., ULC
6.875% due 09/30/2011	150,000	159,573
Drugs & Health Care - 0.01%
Wyeth
4.375% due 03/01/2008	145,000	143,632
Electrical Utilities - 1.27%
AES Gener SA
7.50% due 03/25/2014	1,500,000	1,595,094
American Electric Power Company, Inc.
5.25% due 06/01/2015	930,000	914,809
Arizona Public Service Company
5.50% due 09/01/2035	860,000	767,311
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	666,000	728,089
CenterPoint Energy Resources Corp.
6.15% due 05/01/2016	1,345,000	1,377,779
7.875% due 04/01/2013	690,000	768,968
Constellation Energy Group, Inc.
7.60% due 04/01/2032	840,000	951,025
Consumers Energy Co.
5.80% due 09/15/2035 (a)	1,000,000	949,227
Dominion Resources, Inc.
4.75% due 12/15/2010	835,000	823,163
5.70% due 09/17/2012	200,000	204,318
Empresa Nacional De Electricidad
8.50% due 04/01/2009	280,000	296,464
Enersis SA
7.375% due 01/15/2014	883,000	958,399
FirstEnergy Corp.
6.45% due 11/15/2011	702,000	735,809
7.375% due 11/15/2031	530,000	602,115
Nevada Power Company
6.65% due 04/01/2036	1,500,000	1,563,162
Pacific Gas & Electric Company
4.20% due 03/01/2011	250,000	242,031
6.05% due 03/01/2034	1,850,000	1,854,527

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
PSEG Power LLC
5.00% due 04/01/2014	$150,000	$144,683
8.625% due 04/15/2031	50,000	63,475
Scottish Power PLC
4.91% due 03/15/2010	190,000	188,537
TXU Corp., Series R
6.55% due 11/15/2034	2,835,000	2,374,023
TXU Electric Delivery Company
6.375% due 01/15/2015	1,695,000	1,763,754
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	90,000	88,413

		19,955,175
Electronics - 0.01%
Jabil Circuit, Inc.
5.875% due 07/15/2010	210,000	208,903
Energy - 1.07%
DTE Energy Company
6.35% due 06/01/2016	1,650,000	1,725,544
Duke Capital LLC
6.75% due 02/15/2032	929,000	942,661
Duke Energy Corp.
3.75% due 03/05/2008	443,000	436,832
Enbridge Energy Partners L.P., Series B
4.75% due 06/01/2013	1,140,000	1,091,746
Enterprise Products Operating LP
4.95% due 06/01/2010	850,000	842,673
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015	943,000	899,892
6.875% due 03/01/2033	834,000	878,275
GS Caltex Corp.
5.50% due 08/25/2014	778,000	774,687
Marathon Oil Corp.
6.80% due 03/15/2032	996,000	1,102,508
Nexen, Inc.
5.875% due 03/10/2035	993,000	931,502
Sempra Energy
4.75% due 05/15/2009	733,000	726,899
TEPPCO Partners, L.P.
6.125% due 02/01/2013	872,000	889,203
Texas Gas Transmission Corp.
4.60% due 06/01/2015	1,860,000	1,745,188
TXU Energy Company, LLC
7.00% due 03/15/2013	3,632,000	3,774,520

		16,762,130
Financial Services - 2.78%
AXA Financial, Inc.
7.75% due 08/01/2010	712,000	768,375
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	1,645,000	1,659,555
Boeing Capital Corp.
6.50% due 02/15/2012	1,198,000	1,272,966
CIT Group, Inc.
4.00% due 05/08/2008 (a)	622,000	613,818
5.75% due 09/25/2007	946,000	947,885

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Citigroup, Inc.
5.00% due 09/15/2014	$200,000	$195,252
5.625% due 08/27/2012	1,260,000	1,282,824
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033	896,000	839,321
Dresdner Bank-New York
7.25% due 09/15/2015	930,000	1,039,207
E*Trade Financial Corp.
7.375% due 09/15/2013	820,000	856,900
ERP Operating LP
4.75% due 06/15/2009	190,000	187,717
Fund American Companies, Inc.
5.875% due 05/15/2013	1,113,000	1,113,322
General Electric Capital Corp., Series A
5.875% due 02/15/2012	1,966,000	2,029,773
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	1,050,000	1,041,203
5.25% due 04/01/2013	1,735,000	1,723,514
HSBC Finance Corp.
4.625% due 01/15/2008	1,432,000	1,424,813
HSBC USA, Inc.
4.625% due 04/01/2014	750,000	716,986
International Lease Finance Corp.
3.50% due 04/01/2009	270,000	261,855
4.55% due 10/15/2009	100,000	98,396
4.75% due 07/01/2009	555,000	551,856
5.875% due 05/01/2013	1,317,000	1,360,262
John Deere Capital Corp., Series D
4.125% due 01/15/2010	625,000	610,452
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	1,670,000	1,658,925
JPMorgan Chase & Company
6.75% due 02/01/2011	1,000,000	1,051,606
Lehman Brothers Holdings, Inc.
4.25% due 01/27/2010	310,000	303,664
MBNA Capital, Series B
6.16% due 02/01/2027 (b)	325,000	323,885
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)	240,000	252,599
Morgan Stanley
6.75% due 04/15/2011	1,920,000	2,030,736
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008	1,132,000	1,118,795
NiSource Finance Corp.
6.15% due 03/01/2013	912,000	939,087
7.875% due 11/15/2010	1,530,000	1,658,266
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	3,360,000	3,304,288
Osiris Capital PLC, Series C
8.21% due 01/15/2010 (b)	1,960,000	1,966,586
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)	765,000	768,779
Popular North America, Inc.
4.70% due 06/30/2009	1,500,000	1,480,808
Preferred Term Securities VIII
5.35% due 01/03/2033 (b)	2,400,000	2,395,200

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Reliastar Financial Corp.
6.50% due 11/15/2008	$160,000	$162,714
Residential Capital Corp.
6.125% due 11/21/2008	2,050,000	2,048,952
SB Treasury Company LLC
9.40 due 12/29/2049 (b)	100,000	104,646
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)	1,100,000	1,070,298
SLM Corp., Series A
5.00% due 04/15/2015	250,000	241,783
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010	140,000	136,326

		43,614,195
Food & Beverages - 0.18%
General Mills, Inc.
5.70% due 02/15/2017	475,000	476,352
Kellogg Company, Series B
6.60% due 04/01/2011	200,000	210,196
Nabisco, Inc.
7.55% due 06/15/2015	500,000	562,283
Smithfield Foods, Inc.
7.00% due 08/01/2011	1,483,000	1,503,391

		2,752,222
Furniture & Fixtures - 0.07%
Mohawk Industries, Inc., Series C
6.50% due 04/15/2007	1,053,000	1,053,257
Gas & Pipeline Utilities - 0.42%
Duke Energy Field Services LLC
6.45% due 11/03/2036	1,020,000	1,037,444
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	660,000	608,736
6.50% due 02/01/2037	1,000,000	997,263
7.30% due 08/15/2033	986,000	1,065,081
Michigan Consolidated Gas Company
5.70% due 03/15/2033	986,000	954,720
Southern Union Company
7.20% due 11/01/2066 (b)	970,000	977,821
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	932,000	911,494

		6,552,559
Healthcare Services - 0.34%
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,483,000	1,506,640
UnitedHealth Group, Inc.
3.75% due 02/10/2009	1,144,000	1,114,421
5.375% due 03/15/2016	650,000	645,202
5.80% due 03/15/2036	305,000	293,823
WellPoint, Inc.
3.50% due 09/01/2007	1,173,000	1,163,269
5.00% due 12/15/2014	686,000	665,673

		5,389,028
Holdings Companies/Conglomerates - 0.18%
General Electric Company
5.00% due 02/01/2013	1,665,000	1,652,389

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Holdings Companies/Conglomerates
(continued)
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013	$1,166,000	$1,204,204

		2,856,593

Homebuilders - 0.01%
Pulte Homes, Inc.
6.25% due 02/15/2013	100,000	99,686
Hotels & Restaurants - 0.04%
Hilton Hotels Corp.
8.25% due 02/15/2011	120,000	129,150
Marriott International, Inc.
4.625% due 06/15/2012	565,000	545,280

		674,430

Industrial Machinery - 0.07%
Caterpillar, Inc.
7.25% due 09/15/2009	1,050,000	1,101,456
Insurance - 1.80%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	1,765,000	1,873,205
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	1,100,000	1,179,674
Ambac Financial Group, Inc.
6.15% due 02/15/2037 (b)	2,000,000	1,882,792
AON Capital Trust A
8.205% due 01/01/2027 (a)	1,420,000	1,594,615
Assurant, Inc.
6.75% due 02/15/2034	1,965,000	2,110,707
AXA SA
6.379% due 12/14/2049 (b)	1,905,000	1,871,171
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	870,000	879,114
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)	1,745,000	1,706,031
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)	350,000	355,810
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	696,000	670,152
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	1,140,000	1,104,324
Liberty Mutual Insurance Company
7.697% due 10/15/2097	1,785,000	1,864,015
Markel Corp.
6.80% due 02/15/2013	945,000	982,763
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014	533,000	521,669
MetLife, Inc.
5.70% due 06/15/2035	1,175,000	1,129,492
Mystic Re, Ltd.
11.66% due 12/05/2008 (b)	530,000	540,600
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)	250,000	247,080
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034	2,873,000	2,869,300
PartnerRe Finance
6.44% due 12/01/2066 (b)	1,600,000	1,581,747

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial, Inc.
4.75% due 04/01/2014	$125,000	$120,246
The Travelers Companies, Inc.
6.375% due 03/15/2033	1,130,000	1,177,783
W.R. Berkley Corp.
6.15% due 08/15/2019	1,166,000	1,178,574
XL Capital, Ltd.
5.25% due 09/15/2014	860,000	842,744

		28,283,608
International Oil - 0.46%
Pemex Project Funding Master Trust
6.125% due 08/15/2008	1,500,000	1,510,500
6.6549% due 06/15/2010 (b)	200,000	205,100
7.375% due 12/15/2014	500,000	552,250
Pioneer Natural Resources Company
5.875% due 07/15/2016	653,000	607,602
6.875% due 05/01/2018	1,270,000	1,248,980
Talisman Energy, Inc.
6.25% due 02/01/2038	2,015,000	1,911,965
Vintage Petroleum, Inc.
8.25% due 05/01/2012	1,120,000	1,167,636

		7,204,033
Investment Companies - 0.04%
Allied Capital Corp.
6.625% due 07/15/2011	625,000	636,325
Leisure Time - 0.13%
MGM Mirage, Inc.
6.00% due 10/01/2009	1,213,000	1,214,516
6.75% due 04/01/2013	685,000	679,863
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	135,000	134,325

		2,028,704
Liquor - 0.08%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	1,232,000	1,286,613
Manufacturing - 0.10%
Tyco International Group SA
6.375% due 10/15/2011	1,450,000	1,532,312
Metal & Metal Products - 0.16%
Alcan, Inc.
5.00% due 06/01/2015	590,000	565,907
CODELCO, Inc.
5.625% due 09/21/2035	1,200,000	1,146,616
Inco, Ltd.
7.75% due 05/15/2012	680,000	747,657

		2,460,180
Mining - 0.04%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	702,000	708,149
Petroleum Services - 0.12%
Valero Logistics Operations LP
6.05% due 03/15/2013	1,875,000	1,913,314

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals - 0.11%
Hospira, Inc.
5.90% due 06/15/2014	$110,000	$109,286
Schering Plough Corp.
5.30% due 12/01/2013 (b)	630,000	641,873
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	475,000	466,203
6.15% due 02/01/2036	475,000	458,143

		1,675,505
Real Estate - 1.01%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	1,763,000	1,850,653
Camden Property Trust, REIT
5.00% due 06/15/2015	360,000	348,027
Colonial Properties Trust, REIT
6.25% due 06/15/2014	1,380,000	1,425,895
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	125,000	122,562
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	1,690,000	1,732,380
6.45% due 06/25/2012	648,000	670,226
Health Care, Inc., REIT
6.00% due 11/15/2013	523,000	529,742
6.20% due 06/01/2016	985,000	1,002,883
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	2,100,000	2,210,798
iStar Financial, Inc., REIT
6.05% due 04/15/2015	150,000	149,996
iStar Financial, Inc., Series B, REIT
4.875% due 01/15/2009	1,610,000	1,597,791
Rouse Company LP, REIT
6.75% due 05/01/2013	1,065,000	1,085,375
Rouse Company, REIT
5.375% due 11/26/2013	1,135,000	1,068,049
Simon Property Group LP, REIT
5.75% due 12/01/2015	1,000,000	1,013,518
6.10% due 05/01/2016	1,000,000	1,041,640

		15,849,535
Telecommunications Equipment &
Services - 0.43%
Deutsche Telekom International Finance BV
8.00% due 06/15/2010	721,000	781,576
8.25% due 06/15/2030 (b)	510,000	631,716
France Telecom SA
7.75% due 03/01/2011	470,000	512,055
8.50% due 03/01/2031 (b)	1,280,000	1,663,566
SBC Communications, Inc.
4.125% due 09/15/2009	40,000	39,100
5.10% due 09/15/2014	40,000	39,079
5.625% due 06/15/2016	550,000	551,711
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011	75,000	78,727
Verizon Communications, Inc.
5.55% due 02/15/2016	1,800,000	1,801,112
7.375% due 09/01/2012	618,000	679,127

		6,777,769

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone - 0.42%
AT&T, Inc.
6.80% due 05/15/2036	$985,000	$1,050,100
BellSouth Corp.
4.20% due 09/15/2009	125,000	122,400
Sprint Capital Corp.
6.125% due 11/15/2008	882,000	893,215
6.375% due 05/01/2009	188,000	192,031
6.875% due 11/15/2028	188,000	187,227
8.375% due 03/15/2012	1,138,000	1,269,699
8.75% due 03/15/2032	1,205,000	1,421,320
Telecom Italia Capital SA
4.00% due 01/15/2010	150,000	144,920
4.00% due 11/15/2008	125,000	122,535
Verizon, New York, Inc., Series A
6.875% due 04/01/2012	1,133,000	1,195,701

		6,599,148

Tobacco - 0.03%
Altria Group, Inc.
7.00% due 11/04/2013	466,000	506,067
Transportation - 0.01%
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	100,000	104,750
Utility Service - 0.06%
Public Service Company of New Mexico
4.40% due 09/15/2008	968,000	955,976

TOTAL CORPORATE BONDS (Cost $220,921,569)		$219,443,960

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.71%
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043	1,085,000	1,054,247
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.58% due 03/15/2022 (b)	2,740,000	2,741,716
Bank of America Commercial Mortgage, Inc.,
Series 2005-5, Class XC
0.042% IO due 10/10/2045	390,120,617	1,952,203
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	77,605	77,208
Bear Stearns Asset Backed Securities, Inc., Series
2003-AC4, Class A
5.00% due 09/25/2033	991,973	971,023
Bear Stearns Asset Backed Securities, Inc., Series
2004-AC5, Class A1
5.25% due 10/25/2034	853,811	839,496
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6 MTG, Class X1
0.063% IO due 11/11/2041	59,558,911	1,066,265
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	1,000,000	955,350

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW13, Class X1
.0462% IO due 09/11/2041 (b)	$115,640,915	$1,626,004
Bear Stearns Mortgage Funding Trust, Series
2006-AR4, Class A1
5.53% due 12/25/2036 (b)	2,469,263	2,469,251
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,000,000	1,081,357
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	375,000	353,218
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.399% due 06/10/2044 (b)	1,800,000	1,777,394
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.52% due 11/15/2017 (b)	1,835,000	1,835,295
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034	525,605	519,874
Countrywide Home Loans, Series 2003-57, Class A1
5.50% due 01/25/2034	783,587	779,633
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	109,749	109,077
Countrywide Home Loans, Series 2005-HYB5,
Class 1A2
4.876% due 09/20/2035 (b)	3,390,022	3,376,530
Countrywide Home Loans,
Series 2005-HYB6, Class 1A1
5.0668% due 10/20/2035 (b)	2,870,241	2,857,745
Credit Suisse Mortgage Capital Certificates, Series
2006-C4, Class AX
.06606% IO due 09/15/2039 (b)	146,229,815	2,539,588
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.55% due 04/15/2021 (b)	2,265,000	2,265,454
CS First Boston Mortgage Securities Corp, Series
2000-C1, Class A2
7.545% due 04/15/2062	1,533,000	1,614,876
CS First Boston Mortgage Securities Corp, Series
2003-CPN1, Class A1
3.727% due 03/15/2035	3,107,632	3,018,495
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	157,737	158,094
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	250,000	252,439
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	275,000	284,872
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	125,000	130,026

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	$150,000	$145,038
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	208,395	210,606
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
.1419% IO due 02/15/2038 (b)	97,012,021	1,150,824
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	1,210,000	1,174,088
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	41,591	43,196
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0195% due 08/25/2034 (b)	2,486,558	2,487,021
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	231,159	232,416
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	241,025	242,515
First Union-Lehman Brothers-Bank of America,
Series 1998-C2, Class E
6.778% due 11/18/2035	1,333,000	1,432,479
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	2,375,000	2,463,924
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	150,000	151,266
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043	925,000	904,538
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039	1,835,000	1,768,933
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class XC
.1366% IO due 08/10/2042 (b)	81,787,730	1,359,827
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	446,872	438,034
GS Mortgage Securities Corp. II, Series 2004-GG2,
Class XC
.1472% IO due 08/10/2038 (b)	155,653,017	1,710,829
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class E
5.078% due 07/10/2039	1,125,000	1,088,868
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
.1620% IO due 07/10/2039 (b)	44,134,747	878,736
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
5.82% due 10/03/2015 (b)	95,000	95,890

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	$370,000	$373,641
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	354,006	347,154
LB-UBS Commercial Mortgage Trust, Series
2000-C4, Class A2
7.37% due 08/15/2026	3,484,231	3,683,432
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040	735,000	712,765
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,500,000	2,486,799
Merrill Lynch Mortgage Trust, Series 2004-BPB1,
Class XC
0.058% IO due 09/12/2041	44,489,314	885,422
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0549% IO due 07/12/2038	215,742,008	1,404,610
Merrill Lynch Mortgage Trust, Series 2005-MCP1,
Class XC
.0948% IO due 06/12/2043 (b)	67,913,270	924,931
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.843% due 05/12/2039 (b)	2,615,000	2,678,211
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
.5739% IO due 08/12/2043	37,453,550	1,133,790
Morgan Stanley Capital I, Series 1999-FNV1, Class
A2
6.53% due 03/15/2031	1,087,169	1,104,245
Morgan Stanley Capital I, Series 2006-T21, Class X
.2739% IO due 10/12/2052 (b)	52,943,088	718,088
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035	946,000	925,482
Residential Asset Mortgage Products, Inc., Series
2004-SL2, Class A1
6.50% due 10/25/2016	1,198,677	1,226,032
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	120,000	124,707
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	45,395	45,441
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	925,000	961,014
SBA CMBS Trust, Series 2006-1A, Class F
6.709% due 11/15/2036	1,000,000	1,005,706
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	1,000,000	1,006,375
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	1,000,000	1,006,302

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	$1,118,000	$1,131,282
Sequoia Mortgage Trust, Series 2005-3, Class A1
5.52% due 05/20/2035 (b)	714,055	714,669
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5076% due 07/15/2027 (b)	30,874	30,925
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036	1,980,000	2,007,635
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class XC
.0605% IO due 07/15/2045 (b)	122,422,026	1,205,575
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
.1003% IO due 03/15/2042 (b)	79,989,601	730,441
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	114,059	115,724
Washington Mutual, Inc.,
Series 2005-AR12, Class 1A8
4.837% due 10/25/2035	3,656,172	3,631,467
Washington Mutual, Inc., Series 2006-SL1, Class A
5.303% due 11/23/2043	2,347,561	2,351,229
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A6
4.11% due 06/25/2035	275,000	282,123

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $89,687,393)		$89,640,975

ASSET BACKED SECURITIES - 4.65%
Ansonia CDO, Ltd.
5.812% due 07/28/2046	2,470,000	2,485,341
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.96% due 01/26/2042 (b)	770,000	769,846
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	1,280,000	1,275,904
Argent Securities, Inc., Series 2004-W1, Class M3
6.77% due 03/25/2034 (b)	2,000,000	2,019,176
Capital Trust Re CDO Ltd, Series 2005-1A, Class C
6.07% due 03/20/2050 (b)	1,120,000	1,120,112
Capital Trust Re CDO Ltd, Series 2005-1A, Class E
7.42% due 03/20/2050 (b)	746,000	746,787
Capital Trust Re CDO Ltd, Series 2005-3A, Class A1
5.094% due 06/25/2035	2,304,262	2,287,700
Centex Home Equity, Series 2001-B, Class A5
6.83% due 07/25/2032	1,423,951	1,418,504
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	160,000	156,406
Centex Home Equity, Series 2005-A, Class M4
6.12% due 01/25/2035 (b)	1,416,000	1,419,595
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035	275,000	264,473
Countrywide Asset-Backed Certificates, Series
2005-17, Class 1AF2
5.363% due 05/25/2036	3,000,000	2,988,722

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF3
3.842% due 10/25/2030	$110,002	$109,591
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036	1,080,000	879,862
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	2,500,000	2,491,036
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	3,000,000	2,993,010
CW Capital Cobalt I, Series 2005-1A, Class A1
5.64% due 05/25/2045 (b)	2,102,677	2,101,625
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
6.08% due 12/05/2046	1,370,000	1,369,329
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	666,000	652,046
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	1,500,000	1,465,894
Equity One ABS, Inc., Series 2004-2, Class AV2
5.57% due 07/25/2034 (b)	106,114	106,215
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	1,063,035	1,100,972
Greenpoint Manufactured Housing,
Series 2000-7, Class A1
5.61% due 06/17/2022 (b)	75,476	75,618
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	3,000,000	3,023,417
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.77% due 11/25/2051 (b)	1,100,000	1,096,315
JER CDO, Series 2006-2A, Class AFL
5.65% due 03/25/2045 (b)	1,600,000	1,590,720
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
6.02% due 02/25/2034 (b)	1,600,000	1,604,113
MBNA Credit Card Master Note Trust, Series
2002-C1, Class C1
6.80% due 07/15/2014	500,000	532,691
Mesa West Capital CDO Ltd.,
Series 2007-1A, Class A1
5.6293% due 06/25/2047 (b)	1,845,000	1,845,000
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	230,000	228,803
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
4.72% due 12/25/2050	1,740,000	1,740,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
5.70% due 06/22/2051 (b)	2,100,000	2,098,320
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.07% due 02/01/2041 (b)	1,040,000	1,033,656

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.27% due 02/01/2041 (b)	$1,040,000	$1,033,552
Option One Mortgage Loan Trust, Series 2005-1,
Class M1
5.84% due 02/25/2035 (b)	866,000	865,994
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
5.92% due 01/25/2034 (b)	887,837	889,793
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	3,035,000	3,041,097
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	2,500,000	2,498,952
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.9816% due 09/25/2035	2,850,000	2,826,183
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036	2,200,000	2,192,540
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/28/2048	3,445,666	3,470,026
Rait Cre CDO, Ltd., Series 2006-1A, Class H
7.57% due 11/20/2046 (b)	1,540,000	1,540,015
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	194,788	193,400
Residential Asset Mortgage Products, Inc., Series
2005-RS6, Class A12
5.56% due 06/25/2035 (b)	2,497,195	2,498,565
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	250,000	247,503
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033	150,000	147,315
Residential Funding Mortgage Securities II, Series
2002-HI1, Class A7
6.90% due 01/25/2033	2,159,983	2,157,191
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.63% due 10/25/2035 (b)	27,574	27,586
Structured Asset Securities Corp.,
Series 2004-16XS, Class A2
4.91% due 08/25/2034	282,645	281,386
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	1,972,006	1,952,955
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	1,666,000	1,632,821
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	116,334	116,611

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034	$250,000	$242,272

TOTAL ASSET BACKED SECURITIES
(Cost $73,162,054)		$72,946,556

SUPRANATIONAL OBLIGATIONS - 0.16%
Honduras - 0.06%
Central American Bank for Economic Integration
6.75% due 04/15/2013	900,000	949,558
Venezuela - 0.10%
Corporacion Andina de Fomento
5.20% due 05/21/2013	1,330,000	1,314,889
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	220,000	234,219

		1,549,108

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,538,572)		$2,498,666

SHORT TERM INVESTMENTS - 10.77%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 04/12/2007 to
04/17/2007 ***	$110,000,000	$109,791,989
State Street Navigator Securities Lending
Prime Portfolio (c)	59,249,610	59,249,610

TOTAL SHORT TERM INVESTMENTS
(Cost $169,041,599)		$169,041,599

REPURCHASE AGREEMENTS - 2.39%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$37,475,360 on 04/02/2007,
collateralized by $17,070,000
Federal Home Loan Mortgage
Corp., 5.00% due 12/14/2018
(valued at $16,899,300, including
interest) and $21,050,000 Federal
Home Loan Mortgage Corp.,
5.50% due 01/18/2008 (valued at
$21,313,125, including interest) (c)	$37,461,000	$37,461,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,461,000)		$37,461,000

Total Investments (Managed Trust)
(Cost $1,688,489,972) - 110.66%		$1,736,408,584
Liabilities in Excess of Other Assets - (10.66)%		(167,246,447)

TOTAL NET ASSETS - 100.00%		$1,569,162,137

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.71%
Advertising - 0.22%
ValueClick, Inc. *	97,747	$2,554,129
Aerospace - 0.31%
Alliant Techsystems, Inc. * (a)	32,383	2,847,113
Sequa Corp., Class A *	6,783	812,400

		3,659,513
Air Travel - 0.38%
Airtran Holdings, Inc. * (a)	89,700	921,219
Alaska Air Group, Inc. * (a)	39,573	1,507,731
JetBlue Airways Corp. * (a)	174,990	2,014,135

		4,443,085
Apparel & Textiles - 0.99%
Hanesbrands, Inc. *	94,640	2,781,470
Mohawk Industries, Inc. * (a)	52,741	4,327,399
Phillips-Van Heusen Corp.	54,875	3,226,650
Timberland Company, Class A * (a)	49,353	1,284,658

		11,620,177
Auto Parts - 1.34%
ArvinMeritor, Inc. (a)	70,047	1,278,358
BorgWarner, Inc.	56,936	4,294,113
Federal Signal Corp.	46,797	726,289
Gentex Corp. (a)	140,355	2,280,769
Lear Corp. *	75,021	2,739,017
Modine Manufacturing Company	32,261	738,777
O'Reilly Automotive, Inc. * (a)	111,366	3,686,214

		15,743,537
Auto Services - 0.61%
ADESA, Inc.	89,107	2,462,026
Avis Budget Group, Inc. *	99,462	2,717,302
Copart, Inc. *	69,923	1,958,543

		7,137,871
Banking - 3.67%
Associated Banc-Corp.	128,134	4,305,302
Astoria Financial Corp.	82,913	2,204,657
Bank of Hawaii Corp.	48,836	2,589,773
Cathay General Bancorp, Inc. (a)	50,854	1,728,019
City National Corp. (a)	39,300	2,892,480
Colonial Bancgroup, Inc. (a)	150,077	3,714,406
Cullen Frost Bankers, Inc.	58,792	3,076,585
First Niagara Financial Group, Inc. (a)	107,335	1,493,030
FirstMerit Corp. (a)	78,670	1,660,724
Greater Bay Bancorp (a)	50,116	1,347,619
New York Community Bancorp, Inc. (a)	255,558	4,495,265
SVB Financial Group * (a)	33,889	1,646,667
TCF Financial Corp.	110,175	2,904,213
Washington Federal, Inc.	85,887	2,014,909
Webster Financial Corp.	55,455	2,662,395
Westamerica Bancorp (a)	29,782	1,434,599
Wilmington Trust Corp.	67,261	2,836,396

		43,007,039

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology - 1.62%
Affymetrix, Inc. * (a)	66,993	$2,014,480
Cephalon, Inc. * (a)	64,516	4,594,184
Charles River Laboratories International, Inc. *	65,736	3,040,947
Invitrogen Corp. *	46,225	2,942,221
Martek Biosciences Corp. *	31,674	653,118
Millennium Pharmaceuticals, Inc. * (a)	312,050	3,544,888
Techne Corp. *	38,715	2,210,627

		19,000,465
Broadcasting - 0.24%
Belo Corp., Class A	86,430	1,613,648
Entercom Communications Corp. (a)	27,526	775,683
Westwood One, Inc. (a)	68,675	471,797

		2,861,128
Building Materials & Construction - 0.48%
Dycom Industries, Inc. *	39,931	1,040,602
Granite Construction, Inc.	33,273	1,838,666
RPM International, Inc.	117,478	2,713,742

		5,593,010
Business Services - 5.73%
Acxiom Corp.	67,713	1,448,381
Alliance Data Systems Corp. *	64,867	3,997,104
Brinks Company	47,635	3,022,441
Cadence Design Systems, Inc. *	274,819	5,787,688
Catalina Marketing Corp.	35,627	1,125,101
Ceridian Corp. *	138,703	4,832,412
ChoicePoint, Inc. * (a)	75,197	2,814,624
Corporate Executive Board Company	37,512	2,849,411
CSG Systems International, Inc. *	44,540	1,114,391
Deluxe Corp.	50,672	1,699,032
DST Systems, Inc. *	54,360	4,087,872
Dun & Bradstreet Corp.	58,928	5,374,234
Fair Isaac Corp.	56,097	2,169,832
Gartner Group, Inc., Class A *	51,109	1,224,061
Global Payments, Inc.	67,233	2,289,956
Harte-Hanks, Inc.	46,374	1,279,459
Jacobs Engineering Group, Inc. *	116,180	5,419,797
Kelly Services, Inc., Class A (a)	21,146	680,901
Korn/Ferry International * (a)	41,930	961,874
Manpower, Inc.	83,638	6,169,975
MPS Group, Inc. *	100,651	1,424,212
Navigant Consulting Company * (a)	53,329	1,053,781
Rollins, Inc.	29,495	678,680
Sotheby's Holdings, Inc., Class A	56,171	2,498,486
SRA International, Inc., Class A * (a)	40,471	985,874
The BISYS Group, Inc. * (a)	118,857	1,362,101
Wind River Systems, Inc. *	74,179	737,339

		67,089,019
Cellular Communications - 0.62%
RF Micro Devices, Inc. * (a)	189,502	1,180,597
The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cellular Communications (continued)
Telephone & Data Systems, Inc.	102,232	$6,095,072

		7,275,669
Chemicals - 3.09%
Airgas, Inc.	77,153	3,251,999
Albemarle Corp.	77,582	3,207,240
Cabot Corp.	63,186	3,015,868
Chemtura Corp.	236,782	2,588,027
Cytec Industries, Inc.	41,326	2,324,174
Ferro Corp. (a)	42,370	915,616
FMC Corp.	37,633	2,838,657
Lubrizol Corp.	67,923	3,500,072
Lyondell Chemical Company (a)	210,469	6,307,756
Minerals Technologies, Inc. (a)	18,654	1,159,533
Olin Corp.	72,174	1,222,627
Sensient Technologies Corp.	45,931	1,184,101
The Scotts Company, Class A (a)	42,893	1,888,579
Valspar Corp.	100,342	2,792,518

		36,196,767
Coal - 0.37%
Arch Coal, Inc. (a)	139,829	4,291,352
Colleges & Universities - 0.71%
Career Education Corp. * (a)	93,193	2,842,386
Corinthian Colleges, Inc. * (a)	84,854	1,166,743
DeVry, Inc. (a)	58,546	1,718,325
ITT Educational Services, Inc. *	31,472	2,564,653

		8,292,107
Computers & Business Equipment - 2.21%
3Com Corp. *	390,202	1,525,690
Avocent Corp. *	49,889	1,345,506
CDW Corp.	59,516	3,656,068
Diebold, Inc.	64,531	3,078,774
Ingram Micro, Inc., Class A *	140,013	2,703,651
Jack Henry & Associates, Inc.	75,879	1,824,890
National Instruments Corp.	56,032	1,469,719
Palm, Inc. * (a)	100,260	1,817,714
Parametric Technology Corp. * (a)	112,023	2,138,519
Plexus Corp. *	45,451	779,485
Tech Data Corp. * (a)	53,490	1,915,477
Western Digital Corp. *	216,065	3,632,052

		25,887,545
Construction & Mining Equipment - 0.39%
Joy Global, Inc.	107,463	4,610,163
Construction Materials - 0.97%
Florida Rock Industries, Inc.	48,475	3,261,883
Louisiana-Pacific Corp.	102,470	2,055,548
Martin Marietta Materials, Inc.	44,248	5,982,330

		11,299,761
Containers & Glass - 0.62%
Longview Fibre Company	64,583	1,590,679
Packaging Corp. of America	80,359	1,960,759

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Glass (continued)
Sonoco Products Company	97,720	$3,672,318

		7,223,756
Cosmetics & Toiletries - 0.16%
Alberto-Culver Company	79,945	1,829,142
Crude Petroleum & Natural Gas - 3.42%
Cimarex Energy Company (a)	81,756	3,026,607
Forest Oil Corp. * (a)	53,838	1,796,574
Helmerich & Payne, Inc.	101,386	3,076,051
Newfield Exploration Company *	127,670	5,325,116
Noble Energy, Inc.	167,358	9,982,905
Patterson-UTI Energy, Inc.	153,743	3,449,993
Pioneer Natural Resources Company	121,293	5,228,941
Plains Exploration & Production Company *	71,105	3,209,680
Pogo Producing Company (a)	57,434	2,762,575
Quicksilver Resources, Inc. * (a)	54,418	2,164,204

		40,022,646
Domestic Oil - 0.71%
Denbury Resources, Inc. *	118,315	3,524,604
Encore Aquisition Company *	52,164	1,261,847
Frontier Oil Corp.	107,270	3,501,293

		8,287,744
Drugs & Health Care - 0.11%
Perrigo Company (a)	74,566	1,316,836
Educational Services - 0.40%
Laureate Education, Inc. *	50,518	2,979,046
Strayer Education, Inc. (a)	14,038	1,754,750

		4,733,796
Electrical Equipment - 0.70%
AMETEK, Inc.	104,297	3,602,418
Hubbell, Inc., Class B (a)	58,894	2,841,047
Varian, Inc. *	30,010	1,748,383

		8,191,848
Electrical Utilities - 4.73%
Alliant Energy Corp.	114,152	5,116,293
Black Hills Corp. (a)	32,809	1,206,387
DPL, Inc. (a)	111,078	3,453,415
Duquesne Light Holdings, Inc. (a)	86,226	1,706,413
Great Plains Energy, Inc. (a)	84,389	2,738,423
Hawaiian Electric Industries, Inc. (a)	80,014	2,079,564
IDACORP, Inc. (a)	42,855	1,450,213
Northeast Utilities	151,526	4,965,507
NSTAR (a)	104,898	3,684,018
OGE Energy Corp.	89,716	3,480,981
Pepco Holdings, Inc.	189,016	5,485,244
PNM Resources, Inc.	74,528	2,407,254
Puget Energy, Inc.	114,635	2,943,827
Quanta Services, Inc. * (a)	116,204	2,930,665
Sierra Pacific Resources *	217,295	3,776,587
Westar Energy, Inc. (a)	85,929	2,364,766

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Wisconsin Energy Corp.	114,860	$5,573,007

		55,362,564
Electronics - 2.98%
Amphenol Corp., Class A	87,436	5,645,743
Arrow Electronics, Inc. *	120,704	4,556,576
Avnet, Inc. *	126,261	4,563,073
DRS Technologies, Inc.	39,799	2,076,314
Imation Corp.	34,436	1,390,526
Kemet Corp. * (a)	82,236	629,105
Mentor Graphics Corp. * (a)	83,444	1,363,475
Newport Corp. * (a)	40,292	659,580
Synopsys, Inc. *	142,549	3,739,060
Teleflex, Inc.	38,418	2,615,113
Thomas & Betts Corp. *	50,476	2,464,238
Vishay Intertechnology, Inc. *	181,170	2,532,757
Zebra Technologies Corp., Class A * (a)	67,707	2,614,167

		34,849,727
Energy - 1.94%
Energy East Corp. (a)	145,192	3,536,877
Hanover Compressor Company * (a)	102,726	2,285,654
MDU Resources Group, Inc.	177,908	5,113,076
SCANA Corp.	114,578	4,946,332
Southwestern Energy Company *	165,959	6,801,000

		22,682,939
Financial Services - 4.10%
A.G. Edwards, Inc.	73,924	5,114,062
AmeriCredit Corp. * (a)	115,323	2,636,284
Eaton Vance Corp.	124,119	4,423,601
Fidelity National Financial, Inc., Class A	217,589	5,224,319
GATX Corp.	52,083	2,489,567
IndyMac Bancorp, Inc. (a)	71,036	2,276,704
Investors Financial Services Corp.	64,806	3,768,469
Jefferies Group, Inc.	103,303	2,990,622
Leucadia National Corp. (a)	159,361	4,688,401
MoneyGram International, Inc. (a)	82,367	2,286,508
Nuveen Investments, Inc., Class A (a)	77,971	3,688,028
Raymond James Financial, Inc.	90,889	2,704,857
SEI Investments Company	62,257	3,749,739
Waddell & Reed Financial, Inc., Class A	82,354	1,920,495

		47,961,656
Food & Beverages - 1.11%
Hansen Natural Corp. * (a)	59,780	2,264,466
Hormel Foods Corp.	71,788	2,669,796
PepsiAmericas, Inc.	59,433	1,326,545
Smithfield Foods, Inc. * (a)	97,979	2,934,471
The J.M. Smucker Company	55,606	2,964,912
Tootsie Roll Industries, Inc. (a)	26,645	798,550

		12,958,740
Forest Products - 0.28%
Rayonier, Inc.	75,860	3,261,980

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Furniture & Fixtures - 0.06%
Furniture Brands International, Inc. (a)	47,472	$749,108
Gas & Pipeline Utilities - 1.94%
AGL Resources, Inc.	76,362	3,262,185
Aquila, Inc. *	367,936	1,537,973
Equitable Resources, Inc.	119,451	5,771,872
National Fuel Gas Company (a)	81,289	3,516,562
ONEOK, Inc.	108,865	4,898,925
Vectren Corp. (a)	74,889	2,141,825
WGL Holdings, Inc. (a)	48,262	1,543,419

		22,672,761
Healthcare Products - 3.39%
Advanced Medical Optics, Inc. * (a)	58,623	2,180,775
Beckman Coulter, Inc.	60,565	3,869,498
Cytyc Corp. *	112,730	3,856,493
DENTSPLY International, Inc.	149,408	4,893,112
Edwards Lifesciences Corp. *	56,848	2,882,194
Gen-Probe, Inc. *	51,362	2,418,123
Henry Schein, Inc. *	86,381	4,766,503
Hillenbrand Industries, Inc.	60,432	3,587,848
Intuitive Surgical, Inc. * (a)	36,473	4,434,023
ResMed, Inc. * (a)	75,428	3,799,308
STERIS Corp.	63,711	1,692,164
Ventana Medical Systems, Inc. * (a)	32,454	1,359,823

		39,739,864
Healthcare Services - 2.15%
Apria Healthcare Group, Inc. * (a)	42,548	1,372,173
Cerner Corp. * (a)	64,304	3,501,353
Covance, Inc. *	62,828	3,728,214
Health Net, Inc. *	109,910	5,914,257
Lincare Holdings, Inc. *	85,979	3,151,130
Omnicare, Inc. (a)	119,299	4,744,521
WellCare Health Plans, Inc. *	32,550	2,774,887

		25,186,535
Homebuilders - 0.75%
Beazer Homes USA, Inc. (a)	38,455	1,116,349
Hovnanian Enterprises, Inc., Class A * (a)	35,915	903,621
M.D.C. Holdings, Inc. (a)	34,220	1,644,956
Ryland Group, Inc. (a)	41,812	1,764,048
Toll Brothers, Inc. *	124,547	3,410,097

		8,839,071
Hotels & Restaurants - 1.44%
Applebee's International, Inc.	72,993	1,808,767
Bob Evans Farms, Inc.	35,143	1,298,534
Boyd Gaming Corp.	41,957	1,998,831
Brinker International, Inc.	120,124	3,928,055
CBRL Group, Inc. (a)	24,736	1,145,277
OSI Restaurant Partners, Inc. (a)	73,790	2,914,705
Ruby Tuesday, Inc. (a)	58,091	1,661,403
The Cheesecake Factory, Inc. * (a)	76,873	2,048,665

		16,804,237

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.85%
Blyth, Inc.	24,698	$521,375
Church & Dwight, Inc. (a)	64,429	3,244,000
Energizer Holdings, Inc. *	55,124	4,703,731
Tupperware Brands Corp. (a)	59,935	1,494,179

		9,963,285
Industrial Machinery - 2.94%
AGCO Corp. * (a)	89,701	3,316,246
Cameron International Corp. *	110,517	6,939,363
Donaldson Company, Inc. (a)	67,673	2,442,995
Flowserve Corp.	55,644	3,182,280
FMC Technologies, Inc. *	66,349	4,628,506
Graco, Inc.	65,456	2,563,257
Grant Prideco, Inc. *	125,666	6,263,194
Kennametal, Inc.	37,943	2,565,326
Lincoln Electric Holdings, Inc.	42,040	2,503,902

		34,405,069
Industrials - 0.86%
Crane Company	49,985	2,020,394
Fastenal Company (a)	123,257	4,320,158
Harsco Corp.	82,532	3,702,385

		10,042,937
Insurance - 4.73%
American Financial Group, Inc. (a)	68,798	2,341,884
Arthur J. Gallagher & Company (a)	96,595	2,736,536
Brown & Brown, Inc. (a)	113,137	3,060,356
Everest Re Group, Ltd.	62,892	6,048,324
First American Corp.	94,758	4,806,126
Hanover Insurance Group, Inc.	50,354	2,322,326
HCC Insurance Holdings, Inc.	109,899	3,384,889
Horace Mann Educators Corp.	42,355	870,395
Mercury General Corp. (a)	34,900	1,851,096
Ohio Casualty Corp.	58,830	1,761,959
Old Republic International Corp.	227,037	5,022,058
PMI Group, Inc.	85,319	3,858,125
Protective Life Corp.	68,765	3,028,411
Radian Group, Inc.	78,505	4,308,354
Stancorp Financial Group, Inc.	52,612	2,586,932
Unitrin, Inc.	39,483	1,858,465
W.R. Berkley Corp.	166,663	5,519,879

		55,366,115
Internet Retail - 0.12%
Netflix, Inc. * (a)	59,381	1,377,045
Internet Software - 0.89%
CheckFree Corp. * (a)	85,846	3,184,028
F5 Networks, Inc. *	40,541	2,703,274
McAfee, Inc. *	156,671	4,555,993

		10,443,295
Leisure Time - 0.42%
Callaway Golf Company (a)	61,065	962,384
International Speedway Corp., Class A	35,120	1,815,704

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
Scientific Games Corp., Class A * (a)	65,901	$2,163,530

		4,941,618
Life Sciences - 0.29%
Pharmaceutical Product Development, Inc.	101,933	3,434,123
Manufacturing - 1.84%
Carlisle Companies, Inc.	59,918	2,572,280
Lancaster Colony Corp.	22,967	1,014,912
Mine Safety Appliances Company (a)	29,358	1,234,797
Nordson Corp.	33,082	1,536,990
Pentair, Inc.	98,106	3,056,983
Roper Industries, Inc.	86,340	4,738,339
SPX Corp.	58,638	4,116,387
Trinity Industries, Inc. (a)	78,549	3,292,774

		21,563,462
Medical-Hospitals - 1.77%
Community Health Systems, Inc. *	92,385	3,256,571
Health Management Associates, Inc., Class A (a)	237,786	2,584,734
Lifepoint Hospitals, Inc. *	56,340	2,153,315
Psychiatric Solutions, Inc. *	52,748	2,126,272
Triad Hospitals, Inc. *	86,776	4,534,046
Universal Health Services, Inc., Class B	52,913	3,029,798
VCA Antech, Inc. *	82,132	2,982,213

		20,666,949
Metal & Metal Products - 2.01%
Commercial Metals Company	116,097	3,639,641
Precision Castparts Corp.	134,669	14,012,309
Reliance Steel & Aluminum Company (a)	63,319	3,064,640
Timken Company	92,510	2,803,978

		23,520,568
Mobile Homes - 0.12%
Thor Industries, Inc. (a)	34,469	1,357,734
Newspapers - 0.48%
Lee Enterprises, Inc.	45,223	1,358,951
Washington Post Company, Class B	5,531	4,222,919

		5,581,870
Office Furnishings & Supplies - 0.37%
Herman Miller, Inc.	63,342	2,121,324
HNI Corp. (a)	47,058	2,161,374

		4,282,698
Paper - 0.32%
Bowater, Inc. (a)	55,200	1,314,864
P.H. Glatfelter Company	43,982	655,772
Potlatch Corp. (a)	38,193	1,748,475

		3,719,111
Petroleum Services - 0.93%
Pride International, Inc. *	162,402	4,888,300
Superior Energy Services, Inc. *	79,195	2,729,852
Tidewater, Inc. (a)	56,440	3,306,255

		10,924,407

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 1.29%
Medicis Pharmaceutical Corp., Class A (a)	54,609	$1,683,049
Par Pharmaceutical Companies, Inc. * (a)	35,288	886,435
PDL BioPharma, Inc. *	113,204	2,456,527
Sepracor, Inc. * (a)	108,208	5,045,739
Valeant Pharmaceuticals International	92,725	1,603,215
Vertex Pharmaceuticals, Inc. * (a)	124,385	3,487,755

		15,162,720
Publishing - 0.46%
American Greetings Corp., Class A (a)	55,823	1,295,652
John Wiley & Sons, Inc., Class A	43,428	1,639,841
Media General, Inc., Class A (a)	23,695	904,201
Scholastic Corp. *	25,468	792,055
Valassis Communications, Inc. * (a)	47,022	808,308

		5,440,057
Real Estate - 3.67%
AMB Property Corp., REIT	97,134	5,710,508
Highwoods Properties, Inc., REIT	55,231	2,181,072
Hospitality Properties Trust, REIT (a)	92,158	4,312,995
Liberty Property Trust, REIT	89,768	4,373,497
Mack-California Realty Corp., REIT	66,580	3,171,205
New Plan Realty Trust, Inc., REIT	101,645	3,357,334
Regency Centers Corp., REIT	67,958	5,677,891
The Macerich Company, REIT	70,658	6,525,973
UDR, Inc., REIT (a)	133,121	4,076,165
Weingarten Realty Investors, REIT (a)	74,203	3,529,095

		42,915,735
Retail Grocery - 0.09%
Ruddick Corp.	35,275	1,061,072
Retail Trade - 6.88%
99 Cents Only Stores * (a)	45,780	674,339
Advance Auto Parts, Inc.	103,777	4,000,603
Aeropostale, Inc. *	51,633	2,077,196
American Eagle Outfitters, Inc.	197,077	5,910,339
AnnTaylor Stores Corp. *	70,533	2,735,270
Barnes & Noble, Inc.	50,257	1,982,639
BJ's Wholesale Club, Inc. *	63,193	2,137,819
Borders Group, Inc. (a)	58,347	1,191,446
CarMax, Inc. *	211,046	5,179,069
Charming Shoppes, Inc. *	121,099	1,568,232
Chico's FAS, Inc. * (a)	172,615	4,216,984
Claire's Stores, Inc.	91,398	2,935,704
Coldwater Creek, Inc. * (a)	59,419	1,205,017
Dick's Sporting Goods, Inc. *	36,935	2,151,833
Dollar Tree Stores, Inc. *	100,769	3,853,407
Foot Locker, Inc.	152,861	3,599,876
GameStop Corp., Class A *	148,968	4,851,888
MSC Industrial Direct Company, Inc., Class A	52,519	2,451,587
Pacific Sunwear of California, Inc. *	68,217	1,420,960
Payless ShoeSource, Inc. *	64,804	2,151,493
PetSmart, Inc.	133,283	4,393,008
Regis Corp. (a)	44,117	1,781,003

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Rent-A-Center, Inc. *	69,059	$1,932,271
Ross Stores, Inc.	137,250	4,721,400
Saks, Inc. * (a)	136,389	2,842,347
United Rentals, Inc. * (a)	65,429	1,799,297
Urban Outfitters, Inc. * (a)	109,986	2,915,729
Williams-Sonoma, Inc. (a)	110,145	3,905,742

		80,586,498
Sanitary Services - 0.95%
Aqua America, Inc. (a)	129,977	2,917,984
Republic Services, Inc.	165,479	4,603,612
Stericycle, Inc. * (a)	43,524	3,547,206

		11,068,802
Semiconductors - 3.98%
Atmel Corp. *	420,720	2,116,222
Cree, Inc. * (a)	75,232	1,238,319
Cypress Semiconductor Corp. * (a)	181,692	3,370,386
Fairchild Semiconductor International, Inc. *	121,338	2,028,771
Integrated Device Technology, Inc. *	193,002	2,976,091
International Rectifier Corp. *	71,218	2,721,240
Intersil Corp., Class A	133,169	3,527,647
Lam Research Corp. *	139,237	6,591,479
Lattice Semiconductor Corp. * (a)	112,690	659,236
MEMC Electronic Materials, Inc. *	165,163	10,005,574
Micrel, Inc. *	55,684	613,638
Microchip Technology, Inc.	212,228	7,540,461
Semtech Corp. *	71,541	964,373
Silicon Laboratories, Inc. *	53,855	1,611,342
Triquint Semiconductor, Inc. *	134,818	674,090

		46,638,869
Software - 0.86%
Activision, Inc. * (a)	245,067	4,641,569
Advent Software, Inc. * (a)	19,570	682,406
Macrovision Corp. *	51,229	1,283,286
Sybase, Inc. *	90,300	2,282,784
Transaction Systems Architects, Inc., Class A *	36,850	1,193,572

		10,083,617
Steel - 0.44%
Steel Dynamics, Inc.	85,686	3,701,635
Worthington Industries, Inc. (a)	68,637	1,412,550

		5,114,185
Telecommunications Equipment &
Services - 1.12%
ADTRAN, Inc. (a)	60,593	1,475,440
Andrew Corp. *	153,794	1,628,678
Commscope, Inc. * (a)	58,838	2,524,150
NeuStar, Inc., Class A * (a)	63,625	1,809,495
Plantronics, Inc. (a)	47,036	1,110,990
Polycom, Inc. *	89,257	2,974,936
Powerwave Technologies, Inc. * (a)	127,873	727,597

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
UTStarcom, Inc. * (a)	104,437	$865,783

		13,117,069
Telephone - 0.67%
Cincinnati Bell, Inc. *	243,048	1,142,326
Harris Corp.	131,691	6,709,656

		7,851,982
Tires & Rubber - 0.05%
Bandag, Inc. (a)	11,274	571,479
Tobacco - 0.13%
Universal Corp.	25,505	1,564,732
Transportation - 1.27%
Alexander & Baldwin, Inc. (a)	42,111	2,124,079
Con-way, Inc.	45,717	2,278,535
Expeditors International of Washington, Inc.	210,248	8,687,447
Overseas Shipholding Group, Inc.	28,991	1,814,837

		14,904,898
Trucking & Freight - 0.97%
J.B. Hunt Transport Services, Inc.	101,040	2,651,290
Oshkosh Truck Corp. (a)	72,607	3,848,171
Swift Transportation, Inc. *	53,138	1,655,780
Werner Enterprises, Inc. (a)	48,842	887,459
YRC Worldwide, Inc. * (a)	56,187	2,259,841

		11,302,541

TOTAL COMMON STOCKS (Cost $1,012,133,663)		$1,132,211,829

SHORT TERM INVESTMENTS - 23.49%
BP Capital Markets PLC
5.40% due 04/02/2007	$10,910,000	$10,908,364
Federal Home Loan Mortgage Corp. Discount Note
zero coupon due 04/24/2007	6,740,000	6,717,781
5.32% due 05/21/2007	15,240,000	15,131,354
State Street Navigator Securities Lending
Prime Portfolio (c)	239,905,138	239,905,138
U.S. Treasury Bills
zero coupon due 05/10/2007	2,400,000	2,387,078

TOTAL SHORT TERM INVESTMENTS
(Cost $275,049,714)		$275,049,715

Total Investments (Mid Cap Index Trust)
(Cost $1,287,183,377) - 120.20%		$1,407,261,544
Liabilities in Excess of Other Assets - (20.20)%		(236,492,317)

TOTAL NET ASSETS - 100.00%		$1,170,769,227

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.96%
Advertising - 1.18%
Focus Media Holding, Ltd., ADR *	152,800	$11,988,688
Aerospace - 1.04%
Teledyne Technologies, Inc. *	280,600	10,505,664
Agriculture - 1.80%
Agrium, Inc.	153,000	5,864,490
The Mosaic Company * (a)	465,100	12,399,566

		18,264,056
Air Travel - 0.05%
Gol Linhas Aereas Inteligentes SA, ADR (a)	15,260	464,362
Apparel & Textiles - 1.12%
Under Armour, Inc., Class A * (a)	221,600	11,368,080
Auto Parts - 0.83%
LKQ Corp. * (a)	383,700	8,387,682
Biotechnology - 2.45%
Cephalon, Inc. * (a)	167,483	11,926,465
Charles River Laboratories International, Inc. *	163,200	7,549,632
Millennium Pharmaceuticals, Inc. * (a)	476,717	5,415,505

		24,891,602
Building Materials & Construction - 1.20%
Foster Wheeler, Ltd. *	209,300	12,221,027
Business Services - 7.82%
Cadence Design Systems, Inc. *	498,100	10,489,986
DST Systems, Inc. * (a)	131,300	9,873,760
Equifax, Inc.	336,800	12,276,360
Fluor Corp.	100,000	8,972,000
Manpower, Inc.	131,500	9,700,755
Resources Connection, Inc. *	564,400	18,055,156
TeleTech Holdings, Inc. *	271,100	9,946,659

		79,314,676
Cable and Television - 1.56%
Gemstar-TV Guide International, Inc. *	2,249,300	9,424,567
Net Servicos de Comunicacao SA, PR ADR *	476,300	6,434,813

		15,859,380
Cellular Communications - 2.60%
Leap Wireless International, Inc. *	189,200	12,483,416
Millicom International Cellular SA * (a)	41,200	3,228,432
NII Holdings, Inc. *	144,000	10,681,920

		26,393,768
Chemicals - 4.42%
Kingboard Chemical Holdings, Ltd.	2,323,900	9,755,039
Potash Corp. of Saskatchewan, Inc.	107,800	17,240,454
Rhodia SA *	2,799,900	10,297,618
Terra Industries, Inc. * (a)	435,100	7,614,250

		44,907,361
Commercial Services - 0.08%
Live Nation, Inc. *	37,000	816,220
Computers & Business Equipment - 3.09%
Juniper Networks, Inc. *	446,100	8,779,248

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Network Appliance, Inc. *	617,500	$22,551,100

		31,330,348
Construction & Mining Equipment - 0.98%
Joy Global, Inc.	231,800	9,944,220
Containers & Glass - 2.30%
Ball Corp.	252,900	11,595,465
Owens-Illinois, Inc. *	457,000	11,776,890

		23,372,355
Crude Petroleum & Natural Gas - 3.31%
Chesapeake Energy Corp. (a)	341,372	10,541,567
EOG Resources, Inc.	173,600	12,384,624
Ultra Petroleum Corp. * (a)	200,600	10,657,878

		33,584,069
Drugs & Health Care - 2.52%
Mentor Corp. (a)	222,800	10,248,800
Shionogi & Company, Ltd.	650,653	11,732,951
Zymogenetics, Inc. * (a)	234,000	3,641,040

		25,622,791
Electrical Equipment - 1.02%
FLIR Systems, Inc. * (a)	290,300	10,355,001
Electronics - 2.56%
Garmin, Ltd. (a)	286,100	15,492,315
SiRF Technology Holdings, Inc. * (a)	378,700	10,512,712

		26,005,027
Energy - 1.87%
Covanta Holding Corp. * (a)	437,300	9,699,314
Suntech Power Holdings Company, Ltd., ADR *	268,800	9,303,168
(a)

		19,002,482
Financial Services - 6.89%
Amvescap PLC, ADR	409,600	9,052,160
E*TRADE Financial Corp. *	399,205	8,471,130
Interactive Data Corp.	510,200	12,627,450
MoneyGram International, Inc.	322,100	8,941,496
Nasdaq Stock Market, Inc. *	318,584	9,369,556
National Financial Partners Corp. (a)	215,700	10,118,487
Western Union Company	517,900	11,367,905

		69,948,184
Food & Beverages - 1.25%
Tyson Foods, Inc., Class A	651,700	12,649,497
Healthcare Products - 6.45%
Beckman Coulter, Inc.	79,200	5,060,088
Dade Behring Holdings, Inc.	224,600	9,848,710
Hologic, Inc. * (a)	315,600	18,191,184
Kyphon, Inc. * (a)	295,600	13,343,384
St. Jude Medical, Inc. *	351,700	13,227,437
The Medicines Company * (a)	231,961	5,817,582

		65,488,385

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services - 0.96%
IMS Health, Inc.	327,700	$9,719,582
Household Products - 1.61%
Jarden Corp. * (a)	425,782	16,307,451
Industrial Machinery - 1.96%
Dover Corp.	184,500	9,005,445
Valmont Industries, Inc. (a)	188,000	10,872,040

		19,877,485
International Oil - 0.97%
Murphy Oil Corp.	185,100	9,884,340
Internet Software - 0.10%
Tencent Holdings, Ltd.	302,700	987,848
Leisure Time - 1.12%
DreamWorks Animation SKG, Class A * (a)	370,661	11,334,813
Metal & Metal Products - 1.24%
Cameco Corp.	306,848	12,562,357
Mining - 2.65%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	252,000	16,679,880
Teck Cominco, Ltd., Class B	146,600	10,203,360

		26,883,240
Pharmaceuticals - 2.62%
Alkermes, Inc. * (a)	389,699	6,016,952
Amylin Pharmaceuticals, Inc. * (a)	302,033	11,283,953
Elan Corp. PLC, ADR * (a)	504,100	6,699,489
Medicis Pharmaceutical Corp., Class A (a)	84,700	2,610,454

		26,610,848
Retail Trade - 7.39%
Dollar Tree Stores, Inc. *	309,000	11,816,160
Fossil, Inc. * (a)	756,300	20,019,261
Kohl's Corp. *	257,000	19,688,770
Luxottica Group SpA	318,627	10,171,771
Tiffany & Company (a)	291,993	13,279,842

		74,975,804
Sanitary Services - 0.72%
Allied Waste Industries, Inc. *	578,700	7,285,833
Semiconductors - 1.02%
NVIDIA Corp. *	360,500	10,375,190
Software - 9.06%
Activision, Inc. * (a)	1,182,800	22,402,232
Adobe Systems, Inc. *	434,400	18,114,480
American Reprographics Company *	279,500	8,605,805
Red Hat, Inc. * (a)	262,100	6,009,953
Transaction Systems Architects, Inc., Class A *	359,400	11,640,966
VeriFone Holdings, Inc. * (a)	468,896	17,222,550
Verint Systems, Inc. * (a)	245,900	7,905,685

		91,901,671
Telecommunications Equipment &
Services - 3.76%
American Tower Corp., Class A * (a)	236,351	9,205,871

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Nortel Networks Corp. *	425,300	$10,228,465
Sonus Networks, Inc. * (a)	1,690,500	13,642,335
Tele Norte Leste Participacoes SA, ADR (a)	366,900	5,077,896

		38,154,567
Toys, Amusements & Sporting Goods - 0.50%
Marvel Entertainment, Inc. * (a)	183,500	5,092,125
Transportation - 4.04%
Aircastle, Ltd.	395,100	13,978,638
American Commercial Lines, Inc. * (a)	230,200	7,239,790
C.H. Robinson Worldwide, Inc. (a)	207,100	9,889,025
Kirby Corp. *	283,200	9,906,336

		41,013,789
Travel Services - 0.85%
Ctrip.com International, Ltd., ADR (a)	128,200	8,587,477

TOTAL COMMON STOCKS (Cost $875,997,551)		$1,004,239,345

SHORT TERM INVESTMENTS - 17.97%
State Street Navigator Securities
Lending Prime Portfolio (c)	$182,332,380	$182,332,380

TOTAL SHORT TERM INVESTMENTS
(Cost $182,332,380)		$182,332,380

REPURCHASE AGREEMENTS - 1.67%
The Bank of New York Tri-Party
Repurchase Agreement dated
03/30/2007 at 5.38% to be
repurchased at $17,007,622 on
04/02/2007, collateralized by
$34,227,189 Federal Government
Loan Mortgage Corp., 5.50% due
06/01/2033 (valued at
$17,340,001, including interest)	$17,000,000	$17,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,000,000)		$17,000,000

Total Investments (Mid Cap Stock Trust)
(Cost $1,075,329,931) - 118.60%		$1,203,571,725
Liabilities in Excess of Other Assets - (18.60)%		(188,738,213)

TOTAL NET ASSETS - 100.00%		$1,014,833,512

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.52%
Advertising - 0.66%
The Interpublic Group of Companies, Inc. * (a)	65,260	$803,351
Aerospace - 0.66%
Goodrich Corp.	15,527	799,330

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Agriculture - 1.01%
The Mosaic Company * (a)	46,271	$1,233,585
Air Travel - 1.32%
AMR Corp. * (a)	16,255	494,965
Continental Airlines, Inc., Class B * (a)	14,549	529,438
UAL Corp. * (a)	3,285	125,389
US Airways Group, Inc. *	10,030	456,164

		1,605,956
Apparel & Textiles - 2.09%
Liz Claiborne, Inc.	20,008	857,343
Mohawk Industries, Inc. * (a)	4,380	359,379
VF Corp.	16,142	1,333,652

		2,550,374
Auto Parts - 0.89%
Genuine Parts Company	6,188	303,212
Johnson Controls, Inc.	5,601	529,967
Magna International, Inc., Class A	3,383	254,097

		1,087,276
Automobiles - 1.87%
Ford Motor Company (a)	246,354	1,943,733
General Motors Corp. (a)	10,886	333,547

		2,277,280
Banking - 1.71%
Comerica, Inc.	13,932	823,660
Huntington BancShares, Inc. (a)	16,649	363,781
Regions Financial Corp.	25,449	900,131

		2,087,572
Building Materials & Construction - 2.34%
American Standard Companies, Inc.	42,443	2,250,328
Chicago Bridge & Iron Company N.V.	19,749	607,282

		2,857,610
Business Services - 5.07%
Computer Sciences Corp. * (a)	18,658	972,641
Deluxe Corp.	15,507	519,950
Dun & Bradstreet Corp.	4,350	396,720
Electronic Data Systems Corp.	52,942	1,465,434
Fluor Corp. (a)	9,623	863,376
Pitney Bowes, Inc.	7,302	331,438
R.H. Donnelley Corp. * (a)	22,974	1,628,627

		6,178,186
Chemicals - 3.90%
Eastman Chemical Company (a)	24,512	1,552,345
Imperial Chemical Industries PLC, ADR (a)	13,093	515,340
Lubrizol Corp.	11,572	596,305
Lyondell Chemical Company	20,637	618,491
PPG Industries, Inc.	20,935	1,471,940

		4,754,421
Construction & Mining Equipment - 0.50%
National Oilwell, Inc. *	7,766	604,117

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.46%
USG Corp. * (a)	12,132	$566,322
Crude Petroleum & Natural Gas - 2.00%
Newfield Exploration Company *	19,375	808,131
Pioneer Natural Resources Company	24,676	1,063,782
Sunoco, Inc.	8,088	569,719

		2,441,632
Electrical Equipment - 0.85%
Cooper Industries, Ltd., Class A	22,901	1,030,316
Electrical Utilities - 4.86%
American Electric Power Company, Inc.	15,756	768,105
Consolidated Edison, Inc. (a)	14,530	741,902
DPL, Inc. (a)	7,350	228,511
DTE Energy Company (a)	15,344	734,977
Edison International	19,990	982,109
Mirant Corp. *	15,189	614,547
Pinnacle West Capital Corp.	20,952	1,010,934
PPL Corp.	20,493	838,164

		5,919,249
Electronics - 0.41%
Solectron Corp. *	156,768	493,819
Energy - 4.29%
Energy East Corp. (a)	28,820	702,055
McDermott International, Inc. *	39,223	1,921,143
Sempra Energy Corp.	23,283	1,420,496
Southwestern Energy Company *	28,949	1,186,330

		5,230,024
Financial Services - 0.24%
Amvescap PLC	26,890	296,417
Food & Beverages - 1.32%
Del Monte Foods Company	44,769	513,948
Tyson Foods, Inc., Class A (a)	56,545	1,097,539

		1,611,487
Forest Products - 0.82%
Rayonier, Inc.	23,226	998,718
Gas & Pipeline Utilities - 2.86%
El Paso Corp.	70,284	1,017,010
Enbridge, Inc.	36,573	1,194,108
NiSource, Inc.	38,130	931,897
Questar Corp.	3,898	347,741

		3,490,756
Healthcare Services - 2.48%
Health Net, Inc. *	27,729	1,492,097
Humana, Inc. *	10,595	614,722
McKesson Corp.	5,357	313,599
Omnicare, Inc. (a)	15,282	607,765

		3,028,183
Holdings Companies/Conglomerates - 1.88%
Loews Corp.	36,473	1,656,968

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates
(continued)
Textron, Inc.	7,072	$635,066

		2,292,034
Hotels & Restaurants - 0.77%
Hilton Hotels Corp.	26,045	936,578
Household Appliances - 0.73%
Whirlpool Corp. (a)	10,463	888,413
Industrial Machinery - 4.87%
AGCO Corp. *	47,278	1,747,868
Cameron International Corp. *	16,589	1,041,623
Ingersoll-Rand Company, Class A	41,609	1,804,582
Terex Corp. *	6,855	491,915
The Manitowoc Company, Inc.	13,307	845,394

		5,931,382
Insurance - 15.06%
ACE, Ltd.	39,785	2,270,132
Ambac Financial Group, Inc.	5,594	483,266
Aon Corp.	67,661	2,568,412
Axis Capital Holdings, Ltd.	33,440	1,132,278
Everest Re Group, Ltd.	31,304	3,010,506
Lincoln National Corp.	20,053	1,359,393
MBIA, Inc.	6,549	428,894
PartnerRe, Ltd. (a)	29,011	1,988,414
Torchmark Corp.	12,709	833,583
Willis Group Holdings, Ltd.	19,504	771,968
XL Capital, Ltd., Class A	50,307	3,519,478

		18,366,324
International Oil - 1.54%
Hess Corp.	11,664	647,002
Nabors Industries, Ltd. *	8,124	241,039
Weatherford International, Ltd. *	21,996	992,020

		1,880,061
Internet Software - 0.54%
McAfee, Inc. *	22,668	659,185
Leisure Time - 2.46%
National Cinemedia, Inc. *	19,122	510,557
Regal Entertainment Group, Class A (a)	50,584	1,005,104
Royal Caribbean Cruises, Ltd. (a)	35,111	1,480,280

		2,995,941
Manufacturing - 3.83%
Eaton Corp.	26,963	2,253,028
Reddy Ice Holdings, Inc. (a)	19,169	578,521
Rockwell Automation, Inc.	13,578	812,915
Stanley Works (a)	18,528	1,025,710

		4,670,174
Medical-Hospitals - 0.46%
Health Management Associates, Inc., Class A	51,431	559,055

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining - 0.89%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	16,441	$1,088,256
Paper - 0.44%
MeadWestvaco Corp.	17,349	535,043
Petroleum Services - 2.18%
BJ Services Company	20,765	579,343
ENSCO International, Inc. (a)	5,117	278,365
GlobalSantaFe Corp.	23,502	1,449,603
Smith International, Inc.	7,254	348,555

		2,655,866
Pharmaceuticals - 2.31%
AmerisourceBergen Corp.	14,162	747,046
Hospira, Inc. *	9,869	403,642
King Pharmaceuticals, Inc. *	23,554	463,307
Mylan Laboratories, Inc.	44,682	944,577
Watson Pharmaceuticals, Inc. *	9,562	252,724

		2,811,296
Photography - 0.61%
Eastman Kodak Company (a)	32,967	743,735
Railroads & Equipment - 1.53%
CSX Corp.	37,322	1,494,746
Kansas City Southern * (a)	10,249	364,659

		1,859,405
Real Estate - 2.62%
Boston Properties, Inc., REIT	3,337	391,764
Crescent Real Estate Equities Company, REIT (a)	25,334	508,200
Equity Residential, REIT	21,992	1,060,674
Simon Property Group, Inc., REIT	5,861	652,036
The St. Joe Company, REIT (a)	11,044	577,712

		3,190,386
Retail Trade - 2.54%
Family Dollar Stores, Inc.	37,101	1,098,932
Federated Department Stores, Inc.	13,950	628,447
RadioShack Corp. (a)	25,907	700,266
Ritchie Brothers Auctioneers, Inc.	11,459	670,581

		3,098,226
Sanitary Services - 0.09%
Insituform Technologies, Inc., Class A * (a)	5,479	113,908
Semiconductors - 2.41%
Intersil Corp., Class A	38,376	1,016,580
Microchip Technology, Inc.	18,611	661,249
National Semiconductor Corp.	52,459	1,266,360

		2,944,189
Software - 0.77%
BMC Software, Inc. *	30,530	940,019
Steel - 0.66%
Nucor Corp.	12,426	809,305

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 0.95%
Embarq Corp.	4,437	$250,025
Tellabs, Inc. *	92,300	913,770

		1,163,795
Telephone - 2.59%
CenturyTel, Inc.	29,089	1,314,532
Qwest Communications International, Inc. * (a)	93,728	842,615
Windstream Corp.	68,241	1,002,460

		3,159,607
Tobacco - 2.79%
Loews Corp. - Carolina Group	34,973	2,644,309
Reynolds American, Inc. (a)	12,062	752,789

		3,397,098
Toys, Amusements & Sporting Goods - 0.39%
Hasbro, Inc.	16,517	472,716

TOTAL COMMON STOCKS (Cost $111,271,423)		$120,107,978

CONVERTIBLE BONDS - 0.39%
Telephone - 0.39%
Qwest Communications International, Inc.
3.50% due 11/15/2025	$289,000	477,934

TOTAL CONVERTIBLE BONDS (Cost $390,873)		$477,934

SHORT TERM INVESTMENTS - 16.43%
Ebury Finance, Ltd.
zero coupon due 04/02/2007	$2,100,000	$2,099,684
State Street Navigator Securities Lending
Prime Portfolio (c)	17,934,357	17,934,357

TOTAL SHORT TERM INVESTMENTS
(Cost $20,034,041)		$20,034,041

Total Investments (Mid Cap Value Equity Trust)
(Cost $131,696,337) - 115.34%		$140,619,953
Liabilities in Excess of Other Assets - (15.34)%		(18,703,423)

TOTAL NET ASSETS - 100.00%		$121,916,530

Mid Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.24%
Advertising - 2.53%
The Interpublic Group of Companies, Inc. * (a)	999,094	$12,298,847
Agriculture - 3.08%
Monsanto Company	92,004	5,056,540
The Mosaic Company * (a)	371,271	9,898,085

		14,954,625
Auto Parts - 1.73%
Genuine Parts Company	171,407	8,398,943

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting - 1.78%
Clear Channel Communications, Inc.	246,500	$8,637,360
Business Services - 7.04%
Arbitron, Inc.	2,400	112,680
Cadence Design Systems, Inc. *	465,571	9,804,925
R.H. Donnelley Corp. * (a)	185,847	13,174,694
R.R. Donnelley & Sons Company	303,161	11,092,661

		34,184,960
Chemicals - 3.69%
Chemtura Corp.	564,969	6,175,111
Eastman Chemical Company	153,138	9,698,230
Potash Corp. of Saskatchewan, Inc.	12,661	2,024,874

		17,898,215
Containers & Glass - 3.06%
Ball Corp.	212,278	9,732,946
Pactiv Corp. *	151,427	5,109,147

		14,842,093
Crude Petroleum & Natural Gas - 2.28%
EOG Resources, Inc.	155,285	11,078,032
Domestic Oil - 0.32%
Range Resources Corp.	46,900	1,566,460
Electrical Equipment - 1.63%
Hubbell, Inc., Class B	164,263	7,924,047
Electrical Utilities - 6.67%
Ameren Corp. (a)	167,358	8,418,107
CMS Energy Corp.	498,777	8,878,231
Northeast Utilities	329,379	10,793,750
Puget Energy, Inc.	167,043	4,289,664

		32,379,752
Food & Beverages - 2.25%
Coca-Cola Enterprises, Inc.	370,644	7,505,541
Smithfield Foods, Inc. * (a)	114,804	3,438,380

		10,943,921
Gas & Pipeline Utilities - 2.52%
NiSource, Inc.	416,149	10,170,681
Southwest Gas Corp.	53,055	2,062,248

		12,232,929
Healthcare Products - 1.12%
Bausch & Lomb, Inc.	106,455	5,446,238
Healthcare Services - 0.49%
HEALTHSOUTH Corp. * (a)	113,117	2,376,588
Hotels & Restaurants - 2.75%
Brinker International, Inc.	206,452	6,750,980
OSI Restaurant Partners, Inc.	166,900	6,592,550

		13,343,530
Household Products - 1.83%
Newell Rubbermaid, Inc.	169,321	5,264,190
Tupperware Brands Corp. (a)	145,339	3,623,301

		8,887,491

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery - 2.04%
Cummins, Inc.	32,983	$4,773,300
W.W. Grainger, Inc.	66,112	5,106,491

		9,879,791
Insurance - 8.41%
ACE, Ltd.	78,837	4,498,439
Aetna, Inc.	109,072	4,776,263
Conseco, Inc. *	293,137	5,071,270
Everest Re Group, Ltd.	24,930	2,397,518
Genworth Financial, Inc.	67,183	2,347,374
PartnerRe, Ltd. (a)	124,085	8,504,786
SAFECO Corp.	72,120	4,790,932
XL Capital, Ltd., Class A	120,514	8,431,159

		40,817,741
Internet Software - 2.40%
McAfee, Inc. *	355,646	10,342,186
Openwave Systems, Inc. * (a)	163,400	1,331,710

		11,673,896
Manufacturing - 1.36%
Snap-on, Inc.	137,466	6,612,115
Metal & Metal Products - 1.47%
Timken Company	235,856	7,148,795
Office Furnishings & Supplies - 2.12%
OfficeMax, Inc.	195,355	10,303,023
Paper - 2.73%
Bowater, Inc. (a)	248,435	5,917,722
MeadWestvaco Corp.	237,821	7,334,399

		13,252,121
Petroleum Services - 3.88%
GlobalSantaFe Corp.	156,434	9,648,849
Halliburton Company	289,094	9,175,844

		18,824,693
Pharmaceuticals - 4.88%
King Pharmaceuticals, Inc. *	644,671	12,680,678
Mylan Laboratories, Inc.	520,012	10,993,054

		23,673,732
Publishing - 0.56%
American Greetings Corp., Class A (a)	116,226	2,697,606
Real Estate - 0.98%
Host Hotels & Resorts, Inc., REIT	180,274	4,743,009
Retail Grocery - 2.82%
Safeway, Inc.	192,227	7,043,197
The Kroger Company	235,700	6,658,525

		13,701,722
Retail Trade - 2.34%
Federated Department Stores, Inc.	112,848	5,083,802
Foot Locker, Inc.	265,674	6,256,623

		11,340,425

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services - 1.11%
Allied Waste Industries, Inc. *	427,800	$5,386,002
Software - 1.34%
Sybase, Inc. *	256,944	6,495,544
Telecommunications Equipment &
Services - 8.70%
ADC Telecommunications, Inc. * (a)	434,153	7,267,721
Avaya, Inc. *	746,856	8,820,369
Embarq Corp.	179,800	10,131,730
JDS Uniphase Corp. * (a)	472,625	7,198,079
Level 3 Communications, Inc. * (a)	240,700	1,468,270
Tellabs, Inc. *	741,900	7,344,810

		42,230,979
Telephone - 4.09%
CenturyTel, Inc.	114,747	5,185,417
Qwest Communications International, Inc. * (a)	1,629,012	14,644,818

		19,830,235
Travel Services - 2.24%
Sabre Holdings Corp.	331,735	10,864,321

TOTAL COMMON STOCKS (Cost $376,504,001)		$476,869,781

SHORT TERM INVESTMENTS - 12.67%
State Street Navigator Securities
Lending Prime Portfolio (c)	$61,486,653	$61,486,653

TOTAL SHORT TERM INVESTMENTS
(Cost $61,486,653)		$61,486,653

REPURCHASE AGREEMENTS - 1.75%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$8,493,254 on 04/02/2007,
collateralized by $8,805,000
Federal Home Loan Mortgage
Corp., 5.40% due 03/17/2021
(valued at $8,661,919, including
interest) (c)	$8,490,000	$8,490,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,490,000)		$8,490,000

Total Investments (Mid Cap Value Trust)
(Cost $446,480,654) - 112.66%		$546,846,434
Liabilities in Excess of Other Assets - (12.66)%		(61,446,714)

TOTAL NET ASSETS - 100.00%		$485,399,720

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.30%
Advertising - 0.20%
Lamar Advertising Company, Class A *	6,500	$409,305
Aerospace - 0.53%
Raytheon Company	20,200	1,059,692
Air Travel - 1.29%
Southwest Airlines Company	176,100	2,588,670
Apparel & Textiles - 0.63%
Cintas Corp.	35,100	1,267,110
Auto Parts - 0.85%
TRW Automotive Holdings Corp. *	48,900	1,702,698
Auto Services - 0.88%
Hertz Global Holdings, Inc. *	74,300	1,760,910
Banking - 6.05%
Commerce Bancshares, Inc.	36,456	1,761,189
First Horizon National Corp. (a)	63,300	2,628,849
First Niagara Financial Group, Inc.	58,100	808,171
NewAlliance Bancshares, Inc. (a)	38,800	628,948
Northern Trust Corp.	27,800	1,671,892
Regions Financial Corp.	36,000	1,273,320
TCF Financial Corp. (a)	50,300	1,325,908
Valley National Bancorp	11,880	299,970
Westamerica Bancorp (a)	36,500	1,758,205

		12,156,452
Biotechnology - 1.59%
Affymetrix, Inc. *	23,800	715,666
Invitrogen Corp. *	11,700	744,705
MedImmune, Inc. *	42,100	1,532,019
Neurocrine Biosciences, Inc. * (a)	16,900	211,250

		3,203,640
Broadcasting - 3.01%
Belo Corp., Class A	17,900	334,193
Cox Radio, Inc., Class A *	55,400	756,210
Discovery Holding Company *	100,900	1,930,217
Liberty Media Corp. - Capital, Series A *	8,900	984,251
XM Satellite Radio Holdings, Inc., Class A *	158,100	2,042,652

		6,047,523
Building Materials & Construction - 0.89%
Armstrong World Industries, Inc. *	16,900	859,365
Owens Corning, Inc. * (a)	29,200	930,312

		1,789,677
Business Services - 2.74%
Equifax, Inc.	45,400	1,654,830
H & R Block, Inc. (a)	99,100	2,085,064
Manpower, Inc.	18,500	1,364,745
Reuters Group PLC (a)	7,200	397,728

		5,502,367
Cable and Television - 0.97%
EchoStar Communications Corp., Class A *	26,300	1,142,209
Gemstar-TV Guide International, Inc. *	194,600	815,374

		1,957,583

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Colleges & Universities - 1.02%
Apollo Group, Inc., Class A *	23,700	$1,040,430
Career Education Corp. *	33,100	1,009,550

		2,049,980
Computers & Business Equipment - 1.02%
Sun Microsystems, Inc. *	340,300	2,045,203
Construction Materials - 1.50%
Louisiana-Pacific Corp.	92,000	1,845,520
USG Corp. *	25,000	1,167,000

		3,012,520
Cosmetics & Toiletries - 0.18%
Alberto-Culver Company	15,900	363,792
Crude Petroleum & Natural Gas - 1.31%
Forest Oil Corp. * (a)	23,600	787,532
Pogo Producing Company (a)	38,200	1,837,420

		2,624,952
Electrical Equipment - 1.09%
Molex, Inc.	88,400	2,200,276
Electrical Utilities - 4.60%
Dynegy, Inc., Class A *	204,900	1,897,374
Mirant Corp. *	32,400	1,310,904
Pinnacle West Capital Corp.	44,200	2,132,650
Reliant Energy, Inc. *	44,700	908,304
TECO Energy, Inc.	174,500	3,003,145

		9,252,377
Electronics - 0.88%
AVX Corp.	116,800	1,775,360
Energy - 2.20%
Duke Energy Corp.	61,300	1,243,777
Energy East Corp.	31,200	760,032
Hanover Compressor Company * (a)	108,400	2,411,900

		4,415,709
Financial Services - 4.75%
E*TRADE Financial Corp. *	18,100	384,082
IndyMac Bancorp, Inc. (a)	75,300	2,413,365
Investors Financial Services Corp.	29,400	1,709,610
Janus Capital Group, Inc. (a)	73,800	1,543,158
SLM Corp.	39,900	1,631,910
Synovus Financial Corp.	57,600	1,862,784

		9,544,909
Food & Beverages - 4.49%
Campbell Soup Company	8,900	346,655
Coca-Cola Enterprises, Inc.	116,900	2,367,225
ConAgra Foods, Inc.	91,000	2,266,810
H.J. Heinz Company	7,900	372,248
McCormick & Company, Inc.	13,200	508,464
Sara Lee Corp.	149,000	2,521,080
Winn-Dixie Stores, Inc. *	36,700	647,755

		9,030,237

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Forest Products - 0.08%
Weyerhaeuser Company	2,100	$156,954
Gas & Pipeline Utilities - 1.12%
NiSource, Inc.	51,900	1,268,436
Spectra Energy Corp.	37,750	991,693

		2,260,129
Gold - 1.76%
Anglogold Ashanti, Ltd. (a)	52,800	2,354,352
Gold Fields Ltd., ADR	64,400	1,190,112

		3,544,464
Healthcare Products - 1.97%
Becton, Dickinson & Company	4,500	346,005
St. Jude Medical, Inc. *	54,600	2,053,506
Zimmer Holdings, Inc. *	18,300	1,563,003

		3,962,514
Healthcare Services - 2.58%
HEALTHSOUTH Corp. * (a)	54,060	1,135,801
Lincare Holdings, Inc. *	64,900	2,378,585
Weight Watchers International, Inc.	36,450	1,679,980

		5,194,366
Holdings Companies/Conglomerates - 0.92%
Pearson PLC SADR	108,000	1,848,960
Hotels & Restaurants - 0.95%
OSI Restaurant Partners, Inc.	48,300	1,907,850
Household Products - 1.52%
Newell Rubbermaid, Inc.	29,600	920,264
The Clorox Company	33,400	2,127,246

		3,047,510
Insurance - 7.74%
Axis Capital Holdings, Ltd.	51,900	1,757,334
Genworth Financial, Inc.	26,400	922,416
Lincoln National Corp.	17,875	1,211,746
Marsh & McLennan Companies, Inc.	150,200	4,399,358
Ohio Casualty Corp.	30,200	904,490
OneBeacon Insurance Group, Ltd.	19,700	492,500
The Travelers Companies, Inc.	26,717	1,383,139
UnumProvident Corp.	22,700	522,781
Willis Group Holdings, Ltd.	56,100	2,220,438
XL Capital, Ltd., Class A	25,100	1,755,996

		15,570,198
International Oil - 2.87%
Hess Corp.	40,000	2,218,800
Murphy Oil Corp.	66,600	3,556,440

		5,775,240
Internet Retail - 0.90%
Amazon.com, Inc. * (a)	45,500	1,810,445
Leisure Time - 1.03%
Brunswick Corp.	65,000	2,070,250
Liquor - 0.64%
Brown Forman Corp., Class B	19,700	1,291,532

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals - 3.16%
Health Management Associates, Inc., Class A	199,800	$2,171,826
Triad Hospitals, Inc. *	21,500	1,123,375
Universal Health Services, Inc., Class B	53,600	3,069,136

		6,364,337
Newspapers - 1.23%
Dow Jones & Company, Inc. (a)	40,000	1,378,800
The New York Times Company, Class A (a)	46,400	1,090,864

		2,469,664
Paper - 3.69%
Bowater, Inc. (a)	41,700	993,294
Domtar Corp. *	175,000	1,629,250
International Paper Company	108,900	3,963,960
Smurfit-Stone Container Corp. *	74,200	835,492

		7,421,996
Petroleum Services - 0.92%
BJ Services Company	31,200	870,480
Hornbeck Offshore Services, Inc. *	34,100	976,965

		1,847,445
Pharmaceuticals - 1.49%
Barr Pharmaceuticals, Inc. *	19,000	880,650
OSI Pharmaceuticals, Inc. *	23,200	765,600
Valeant Pharmaceuticals International (a)	78,000	1,348,620

		2,994,870
Photography - 0.54%
Eastman Kodak Company (a)	47,900	1,080,624
Publishing - 2.47%
Meredith Corp.	9,300	533,727
Scholastic Corp. *	49,900	1,551,890
Tribune Company	89,600	2,877,056

		4,962,673
Real Estate - 0.52%
The St. Joe Company, REIT (a)	19,900	1,040,969
Retail Trade - 3.04%
Dollar General Corp.	47,000	994,050
Family Dollar Stores, Inc.	57,400	1,700,188
Gap, Inc.	101,000	1,738,210
RadioShack Corp.	38,400	1,037,952
The TJX Companies, Inc.	23,600	636,256

		6,106,656
Sanitary Services - 2.61%
Allied Waste Industries, Inc. *	134,400	1,692,096
Nalco Holding Company	149,200	3,565,880

		5,257,976
Semiconductors - 3.49%
Fairchild Semiconductor International, Inc. *	77,600	1,297,472
Novellus Systems, Inc. * (a)	60,500	1,937,210
QLogic Corp. *	35,300	600,100
Teradyne, Inc. *	147,000	2,431,380

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Xilinx, Inc.	29,100	$748,743

		7,014,905

Software - 0.66%
Intuit, Inc. *	48,500	1,326,960
Telecommunications Equipment &
Services - 1.01%
Nortel Networks Corp. *	84,619	2,035,087
Toys, Amusements & Sporting Goods - 1.02%
Mattel, Inc.	74,100	2,042,937
Transportation - 0.99%
Laidlaw International, Inc.	57,800	1,999,880
Travel Services - 0.71%
Sabre Holdings Corp.	43,800	1,434,450

TOTAL COMMON STOCKS (Cost $166,992,111)		$189,602,783

PREFERRED STOCKS - 0.40%
Sanitary Services - 0.40%
Allied Waste Industries, Inc., Series D *	2,400	803,333

TOTAL PREFERRED STOCKS (Cost $600,749)		$803,333

CORPORATE BONDS - 0.78%
Telecommunications Equipment &
Services - 0.78%
Lucent Technologies Inc., Series B
2.75% due 06/15/2025	$1,503,000	1,556,732

TOTAL CORPORATE BONDS (Cost $1,495,971)		$1,556,732

SHORT TERM INVESTMENTS - 11.43%
State Street Navigator Securities
Lending Prime Portfolio (c)	$15,741,217	$15,741,217
T. Rowe Price Reserve Investment Fund (c)	7,337,450	7,248,946

TOTAL SHORT TERM INVESTMENTS
(Cost $22,990,163)		$22,990,163

REPURCHASE AGREEMENTS - 1.01%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$2,038,781 on 04/02/2007,
collateralized by $1,975,000
Federal Home Loan Bank, 5.625%
due 03/14/2036 (valued at
$2,081,156, including interest) (c)	$2,038,000	$2,038,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,038,000)		$2,038,000

Total Investments (Mid Value Trust)
(Cost $194,116,994) - 107.92%		$216,991,011
Liabilities in Excess of Other Assets - (7.92)%		(15,920,850)

TOTAL NET ASSETS - 100.00%		$201,070,161

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 20.93%
Aerospace - 0.18%
Honeywell International, Inc.
zero coupon due 03/29/2007	5,000,000	$4,992,010
Banking - 9.97%
Danske Corp.
zero coupon due 05/15/2007	50,000,000	49,681,000
HBOS Treasury Services PLC
zero coupon due 04/24/2007	83,550,000	83,041,085
Societe Generale North America, Inc.
zero coupon due 05/02/2007	60,125,000	59,898,776
UBS Finance (Delaware) LLC
zero coupon due 04/18/2007 to
04/27/2007	85,000,000	84,738,726

		277,359,587

Computers & Business Equipment - 0.74%
International Business Machines Corp.
zero coupon due 04/17/2007	20,585,000	20,537,151
Financial Services - 8.25%
American Honda Finance Corp.
zero coupon due 04/27/2007 to
05/03/2007	70,000,000	69,701,300
BNP Paribas Finance, Inc.
zero coupon due 04/10/2007	40,000,000	39,947,800
Goldman Sachs Group, Inc.
zero coupon due 05/29/2007	51,000,000	50,571,090
Greenwich Funding Corp.
zero coupon due 04/09/2007	30,000,000	29,965,067
ING (US) Funding LLC
zero coupon due 06/14/2007	40,000,000	39,570,800

		229,756,057

Retail Trade - 1.79%
Wal Mart Stores, Inc.
zero coupon due 04/24/2007	50,049,000	49,760,712

TOTAL COMMERCIAL PAPER (Cost $582,405,517)		$582,405,517

U.S. GOVERNMENT AGENCY OBLIGATIONS - 65.42%
Federal Home Loan Bank - 22.54%
Federal Home Loan Bank Discount Notes
zero coupon due 04/04/2007 to
05/30/2007	628,964,000	627,235,521
Federal Home Loan Mortgage Corp. - 21.74%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 04/02/2007 to
06/11/2007	590,754,000	587,997,633
Federal Home Loan Mortgage Corp. Discount Note
zero coupon due 04/25/2007	16,949,000	16,890,639

		604,888,272

Federal National Mortgage
Association - 21.14%
Federal National Mortgage Asociation Discount
Notes
zero coupon due 11/13/2007	2,115,000	2,049,011
Federal National Mortgage Association
zero coupon due 05/08/2007	45,000,000	44,761,350

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
Federal National Mortgage Association Discount
Nites
zero coupon due 04/16/2007	59,160,000	$59,032,806
Federal National Mortgage Association Discount
Note
zero coupon due 04/18/2007	80,000,000	79,806,578
Federal National Mortgage Association Discount
Notes
zero coupon due 04/02/2007 to
06/18/2007	379,864,000	377,992,899
Federal National Mortgage Association
Discount Note
zero coupon due 04/25/2007	24,660,000	24,574,759

		588,217,403

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,820,341,196)		$ 1,820,341,196

U.S. TREASURY OBLIGATIONS - 13.93%
U.S. Treasury - 13.93%
U.S. Treasury Bills
zero coupon due 04/12/2007 to
06/14/2007	390,000,000	387,724,842

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $387,724,842)		$387,724,842

Total Investments (Money Market Trust)
(Cost $2,790,471,555) - 100.28%		$2,790,471,555
Liabilities in Excess of Other Assets - (0.28)%		(7,878,338)

TOTAL NET ASSETS - 100.00%		$2,782,593,217

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 22.75%
Banking - 7.41%
Societe Generale North America, Inc.
zero coupon due 04/12/2007	16,800,000	$16,773,101
UBS Finance (Delaware) LLC
zero coupon due 05/02/2007	19,215,000	19,128,298

		35,901,399

Financial Services - 12.25%
American Honda Finance Corp.
zero coupon due 04/16/2007	12,000,000	11,973,850
BP Capital Markets PLC
zero coupon due 10/16/2007	2,920,000	2,919,562
HBOS Treasury Services PLC
zero coupon due 04/10/2007	15,000,000	14,980,387
ING (US) Funding LLC
zero coupon due 04/16/2007	15,000,000	14,967,344

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
Financial Services (continued)
JPMorgan Chase & Company
zero coupon due 04/11/2007	14,535,000	$14,513,844

		59,354,987

Retail - 3.09%
Wal-Mart Stores, Inc.
zero coupon due 04/24/2007	15,000,000	14,965,200

TOTAL COMMERCIAL PAPER (Cost $110,221,586)		$110,221,586

U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.42%
Federal Home Loan Bank - 12.57%
Federal Home Loan Bank Discount Notes
zero coupon due 04/25/2007 to
05/02/2007	61,140,000	60,900,097
Federal Home Loan Mortgage Corp. - 16.96%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 04/02/2007 to
05/29/2007	76,490,000	76,101,731
Federal Home Loan Mortgage Corp. Discount Note
zero coupon due 04/25/2007	6,100,000	6,078,914

		82,180,645

Federal National Mortgage
Association - 20.89%
Federal National Mortgage Association Discount
Note
zero coupon due 04/18/2007	30,695,000	30,620,642
Federal National Mortgage Association Discount
Notes
zero coupon due 04/04/2007 to
05/30/2007	70,915,000	70,592,219

		101,212,861

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $244,293,603)		$244,293,603

U.S. TREASURY OBLIGATIONS - 26.67%
U.S. Treasury - 26.67%
U.S. Treasury Bills
zero coupon due 05/03/2007 to
06/14/2007	130,000,000	129,199,283

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $129,199,283)		$129,199,283

Total Investments (Money Market Trust B)
(Cost $483,714,472) - 99.84%		$483,714,472
Other Assets in Excess of Liabilities - 0.16%		780,009

TOTAL NET ASSETS - 100.00%		$484,494,481

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.94%
Aluminum - 1.94%
Alcoa, Inc.	677,175	$22,956,232
Coal - 3.41%
CONSOL Energy, Inc.	589,814	23,079,422
Peabody Energy Corp.	429,700	17,291,128

		40,370,550
Crude Petroleum & Natural Gas - 12.52%
Devon Energy Corp.	154,900	10,722,178
EOG Resources, Inc.	654,531	46,694,242
Newfield Exploration Company *	398,148	16,606,753
Noble Energy, Inc.	232,236	13,852,878
Rosneft Oil Company, GDR *	1,693,264	14,189,552
Ultra Petroleum Corp. *	251,500	13,362,195
XTO Energy, Inc.	593,714	32,541,464

		147,969,262
Domestic Oil - 4.49%
Suncor Energy, Inc.	398,793	30,387,688
Western Oil Sands, Inc. *	765,442	22,639,927

		53,027,615
Gas & Pipeline Utilities - 0.91%
Equitable Resources, Inc.	222,440	10,748,301
Gold - 2.37%
Barrick Gold Corp.	367,572	10,494,181
Gold Fields, Ltd.	948,601	17,513,635

		28,007,816
International Oil - 29.30%
BP PLC, SADR	600,173	38,861,202
Canadian Natural Resources, Ltd.	1,070,967	59,219,487
ConocoPhillips	322,659	22,053,743
EnCana Corp.	950,108	48,127,597
Exxon Mobil Corp.	633,595	47,804,743
Lukoil Oil Company, ADR	278,373	24,079,264
OAO Gazprom, ADR	422,950	17,721,605
Petroleo Brasileiro SA	232,251	23,111,297
Royal Dutch Shell PLC, ADR, Class B shares	165,964	11,054,862
Royal Dutch Shell PLC, ADR	215,831	14,309,595
Talisman Energy, Inc.	2,280,302	40,071,922

		346,415,317
Metal & Metal Products - 14.37%
Alumina, Ltd.	2,967,279	17,578,226
Cameco Corp.	1,167,478	47,796,549
Companhia Vale Do Rio Doce, ADR,
Class A Shares	1,978,748	61,895,237
Companhia Vale Do Rio Doce, ADR	313,394	11,592,444
Vedanta Resources PLC	1,185,358	31,056,457

		169,918,913
Mining - 11.66%
Aluminum Corp. China, Ltd., ADR (a)	640,912	16,657,303
Anglo American PLC	251,115	13,232,605
Anglo Platinum, Ltd.	225,147	35,371,413

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.,
Class B (a)	291,670	$19,305,637
Newmont Mining Corp.	412,000	17,299,880
Xstrata PLC	699,021	35,940,798

		137,807,636
Paper - 1.73%
Bowater, Inc. (a)	462,400	11,014,368
Smurfit-Stone Container Corp. *	840,200	9,460,652

		20,475,020
Petroleum Services - 12.89%
Baker Hughes, Inc.	256,900	16,988,797
GlobalSantaFe Corp.	235,577	14,530,389
Halliburton Company (a)	559,798	17,767,988
Petro-Canada	342,769	13,423,558
Total SA, ADR	542,138	37,830,390
Valero Energy Corp.	804,134	51,858,602

		152,399,724
Steel - 2.35%
Arcelor Mittal, Class A (a)	525,894	27,814,534

TOTAL COMMON STOCKS (Cost $822,489,774)		$1,157,910,920

PREFERRED STOCKS - 0.27%
Mining - 0.27%
Anglo American Platinum Corp., Ltd.- ZAR *	57,752	3,202,719

TOTAL PREFERRED STOCKS (Cost $1,146,627)		$3,202,719

SHORT TERM INVESTMENTS - 4.18%
State Street Navigator Securities
Lending Prime Portfolio (c)	$49,377,645	$49,377,645

TOTAL SHORT TERM INVESTMENTS
(Cost $49,377,645)		$49,377,645

REPURCHASE AGREEMENTS - 1.68%
The Bank of New York Tri-Party
Repurchase Agreement dated
03/30/2007 at 5.38% to be
repurchased at $19,808,877 on
04/02/2007, collateralized by
$39,525,972 Federal Home Loan
Mortgage Corp., 6.50% due
05/01/2032 (valued at
$20,196,000, including interest)	$19,800,000	$19,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,800,000)		$19,800,000

Total Investments (Natural Resources Trust)
(Cost $892,814,046) - 104.07%		$1,230,291,284
Liabilities in Excess of Other Assets - (4.07)%		(48,060,038)

TOTAL NET ASSETS - 100.00%		$1,182,231,246

Overseas Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.12%
Australia - 3.10%
Amcor, Ltd.	104,100	$636,938
Brambles, Ltd., GDR *	109,200	1,192,999
Brambles, Ltd. * (a)	86,907	958,544
Foster's Group, Ltd.	200,980	1,115,688
Macquarie Bank, Ltd.	31,820	2,133,867
NRMA Insurance Group, Ltd. (a)	247,394	1,174,860
QBE Insurance Group, Ltd.	68,714	1,756,330
Rinker Group, Ltd.	169,185	2,474,790
Telstra Corp., Ltd. (a)	334,416	1,262,910
Toll Holdings, Ltd.	68,400	1,136,342
Woolworths, Ltd.	128,943	2,841,229

		16,684,497
Austria - 0.45%
OMV AG	15,900	1,002,629
Raiffeisen International Bank Holding AG (a)	10,000	1,409,353

		2,411,982
Belgium - 0.25%
UCB SA (a)	23,431	1,365,337
Bermuda - 0.31%
Li & Fung, Ltd.	535,400	1,682,161
Canada - 6.43%
Abitibi-Consolidated, Inc. (a)	19,400	54,183
Alcan Aluminum, Ltd.	113,102	5,903,789
Barrick Gold Corp.	130,400	3,722,920
Cameco Corp.	124,500	5,107,858
Canadian Imperial Bank of Commerce (a)	12,900	1,121,044
Canadian Natural Resources, Ltd.	89,200	4,932,345
EnCana Corp. (a)	15,900	805,412
Finning International, Inc.	15,500	716,047
Methanex Corp.	23,800	531,160
Potash Corp. of Saskatchewan, Inc.	36,600	5,844,444
Rogers Communications, Inc., Class B	27,900	914,512
Shoppers Drug Mart Corp.	23,700	1,051,483
Suncor Energy, Inc.	30,700	2,339,314
Teck Cominco, Ltd.	13,700	956,469
Toronto Dominion Bank Ontario (a)	10,700	644,283

		34,645,263
China - 0.10%
Industrial & Commercial Bank of China * (a)	946,000	530,277
Denmark - 0.47%
Novo Nordisk AS, Class B	9,900	904,418
Novo Nordisk AS (a)	17,680	1,615,162

		2,519,580
Finland - 1.18%
Neste Oil Oyj (a)	45,600	1,573,425
Nokia AB Oyj	40,100	924,041
Stora Enso Oyj, R Shares (a)	54,900	954,503
UPM-Kymmene Oyj (a)	114,300	2,915,134

		6,367,103

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France - 12.00%
Accor SA (a)	20,700	$1,980,527
AXA Group SA (a)	28,700	1,218,289
BNP Paribas SA (a)	43,392	4,537,561
Bouygues SA (a)	123,309	9,540,249
Carrefour SA (a)	24,600	1,801,278
Dassault Systemes SA (a)	23,500	1,265,014
Essilor International SA (a)	3,500	402,558
Groupe Danone SA (a)	17,600	2,878,729
Lafarge SA (a)	20,500	3,226,673
L'Air Liquide SA (a)	10,277	2,508,366
L'Oreal SA (a)	21,964	2,400,792
PagesJaunes Groupe SA	31,961	698,448
Peugeot SA	21,300	1,502,955
Renault Regie Nationale SA (a)	11,100	1,299,693
Sanofi-Aventis (a)	140,542	12,236,260
Schneider Electric SA (a)	33,165	4,215,046
Societe Generale (a)	12,682	2,194,234
Thales SA (a)	22,700	1,319,402
Total SA (a)	76,300	5,352,191
Veolia Environnement SA (a)	38,606	2,873,820
Vivendi Universal SA (a)	28,913	1,176,289

		64,628,374
Germany - 5.48%
Allianz AG (a)	18,528	3,808,836
Bayer AG (a)	24,900	1,593,133
Bayerische Motoren Werke (BMW) AG (a)	19,800	1,169,645
Commerzbank AG	44,861	1,987,105
Continental AG	7,500	970,552
DaimlerChrysler AG	61,900	5,083,006
Deutsche Bank AG (a)	7,381	995,427
Deutsche Post AG	50,000	1,515,275
Metro AG	10,600	751,494
SAP AG, SADR	9,200	410,780
SAP AG (a)	60,020	2,678,637
Siemens AG	60,552	6,480,203
Volkswagen AG (a)	13,700	2,061,269

		29,505,362
Greece - 0.17%
Greek Organization of Football Prognostics	23,490	902,255
Hong Kong - 2.01%
Bank of East Asia, Ltd.	415,400	2,416,229
BOC Hong Kong Holdings, Ltd.	434,000	1,051,980
Hang Lung Properties, Ltd.	619,000	1,730,931
Hong Kong & China Gas Company, Ltd.	318,000	710,574
Sun Hung Kai Properties, Ltd.	97,000	1,120,978
Swire Pacific, Ltd., Class A	338,500	3,797,067

		10,827,759
India - 0.07%
Infosys Technologies, Ltd., ADR	7,800	391,950

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland - 0.75%
CRH PLC - London	68,500	$2,929,750
Depfa Bank PLC	62,300	1,113,990

		4,043,740
Israel - 0.08%
Teva Pharmaceutical Industries, Ltd., SADR	11,100	415,473
Italy - 0.75%
Banca Intesa SpA	343,717	2,613,323
Eni SpA	43,472	1,416,278

		4,029,601
Japan - 26.77%
AEON Company, Ltd.	110,700	2,212,776
Canon, Inc.	43,200	2,325,998
Daiwa House Industry Company, Ltd. (a)	69,000	1,134,496
Denso Corp.	27,000	1,005,912
East Japan Railway Company	123	960,439
Fanuc, Ltd.	37,000	3,452,473
Fuji Photo Film Company, Ltd.	26,100	1,070,063
Hirose Electric Company, Ltd. (a)	3,700	445,957
Hoya Corp.	32,500	1,080,891
Ibiden Company, Ltd.	11,300	587,275
Idemitsu Kosan Company, Ltd.	10,500	1,227,151
Inpex Holdings, Inc.	300	2,602,815
Japan Tobacco, Inc.	303	1,492,255
JS Group Corp. (a)	38,500	836,707
Kao Corp. (a)	41,000	1,203,164
Keyence Corp. (a)	4,000	904,691
Millea Holdings, Inc.	32,900	1,220,125
Mitsubishi Corp.	177,000	4,117,680
Mitsubishi Estate Company, Ltd.	158,000	5,201,038
Mitsubishi Heavy Industries, Ltd. (a)	128,000	829,635
Mitsubishi UFJ Financial Group, Inc.	267	3,020,542
Mitsui & Company, Ltd. (a)	53,000	991,792
Mitsui Fudosan Company, Ltd.	29,000	853,485
Mitsui Sumitomo Insurance Company, Ltd.	52,100	655,432
Mizuho Financial Group, Inc.	695	4,486,922
Murata Manufacturing Company, Ltd.	18,700	1,367,924
NGK Spark Plug Company, Ltd. (a)	60,000	1,125,335
Nintendo Company, Ltd.	13,700	3,991,196
Nippon Electric Glass Company, Ltd. (a)	139,500	2,450,283
Nippon Telegraph & Telephone Corp.	198	1,049,241
Nissan Motor Company, Ltd. (a)	352,000	3,781,534
Nitto Denko Corp. (a)	23,400	1,100,685
Nomura Holdings, Inc.	54,000	1,127,631
NTT DoCoMo, Inc. (a)	561	1,040,259
NTT Urban Development Corp. (a)	812	1,906,282
Odakyu Electric Railway Company (a)	155,000	1,135,159
Orix Corp. (a)	29,510	7,706,009
Rohm Company, Ltd.	13,800	1,254,812
Shimamura Company, Ltd. (a)	9,100	1,003,156
Shin-Etsu Chemical Company, Ltd.	30,900	1,889,772
SMC Corp.	21,000	2,824,055

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
SOFTBANK Corp. (a)	437,400	$11,273,100
Sony Corp.	18,000	917,110
Sumitomo Chemical Company, Ltd.	130,000	984,136
Sumitomo Corp.	258,000	4,652,405
Sumitomo Metal Industries, Ltd. (a)	247,000	1,279,488
Sumitomo Mitsui Financial Group, Inc. (a)	1,433	13,042,232
Sumitomo Realty &
Development Company, Ltd.	79,000	3,003,700
Suzuki Motor Corp. (a)	175,600	4,570,544
T&D Holdings, Inc. (a)	12,450	860,958
Takeda Pharmaceutical Company, Ltd. (a)	27,800	1,827,874
TDK Corp. (a)	5,900	512,891
The Bank of Yokohama, Ltd.	29,000	216,825
The Tokyo Electric Power Company, Ltd. (a)	52,500	1,799,643
Tokuyama Corp. (a)	84,000	1,471,867
Tokyo Electron, Ltd. (a)	23,800	1,668,115
Tokyo Gas Company, Ltd. (a)	366,000	2,045,354
Tokyu Corp. (a)	219,000	1,710,050
Toshiba Corp. (a)	516,000	3,454,191
Trend Micro, Inc. (a)	55,000	1,506,401
Ushio, Inc. (a)	43,500	841,768
Yahoo Japan Corp. (a)	7,691	2,659,288
Yamada Denki Company, Ltd.	31,030	2,898,051
Yamato Transport Company, Ltd. (a)	144,000	2,327,223

		144,196,261
Luxembourg - 0.24%
SES Global SA	66,400	1,280,545
Mexico - 1.40%
America Movil SA de CV, Series L	131,300	6,274,827
Telefonos de Mexico SA de CV, Class L, ADR	38,100	1,272,540

		7,547,367
Netherlands - 5.39%
ABN AMRO Holdings NV	130,818	5,637,086
Aegon NV	74,989	1,496,332
Akzo Nobel NV	7,900	600,647
Fortis	60,800	2,779,311
Heineken Holding NV	44,525	1,973,413
ING Groep NV	196,372	8,312,179
Koninklijke (Royal) KPN NV	233,500	3,641,221
Reed Elsevier NV	121,900	2,158,506
Royal Numico NV	19,493	1,006,561
Unilever NV	48,400	1,411,118

		29,016,374
Norway - 0.56%
Den Norske Bank ASA	39,800	561,799
Norske Skogindustrier ASA	32,139	549,891
Telenor ASA (a)	108,600	1,929,587

		3,041,277
Singapore - 1.01%
CapitaLand, Ltd. *	119,000	627,368

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
DBS Group Holdings, Ltd.	83,000	$1,170,517
Singapore Telecommunications, Ltd.	1,039,860	2,247,679
United Overseas Bank, Ltd.	102,072	1,412,575

		5,458,139
South Africa - 0.61%
ABSA Group, Ltd.	65,000	1,244,770
Sasol, Ltd.	61,200	2,033,419

		3,278,189
South Korea - 0.92%
Kookmin Bank	13,870	1,244,224
Samsung Electronics Company, Ltd.	5,070	3,033,863
Shinhan Financial Group Company, Ltd., ADR *	5,810	661,643

		4,939,730
Spain - 3.93%
Altadis SA, Series A	45,600	2,931,572
Banco Bilbao Vizcaya Argentaria SA	266,400	6,548,492
Banco Santander Central Hispano SA	277,900	4,965,427
Grupo Ferrovial SA (a)	10,400	1,053,605
Iberdrola SA (a)	15,100	714,692
Industria de Diseno Textil SA	19,300	1,201,025
Repsol SA (a)	82,400	2,781,494
Telefonica SA	42,872	946,061

		21,142,368
Sweden - 0.47%
Assa Abloy AB, Series B	29,000	666,361
AstraZeneca PLC	13,700	736,491
Teliasonera AB	133,000	1,147,216

		2,550,068
Switzerland - 8.69%
Compagnie Financiere
Richemont AG, Series A	131,091	7,345,896
Credit Suisse Group AG	46,042	3,310,954
Holcim, Ltd.	54,625	5,482,321
Nestle SA	16,505	6,441,523
Novartis AG (a)	144,329	8,296,001
Petroplus Holdings AG *	9,844	702,215
Roche Holdings AG	24,723	4,383,511
Swiss Re	76,644	7,015,903
Swisscom AG	7,056	2,555,953
Synthes AG	2,676	331,024
UBS AG	16,258	968,025

		46,833,326
Taiwan - 0.91%
HON HAI Precision Industry
Company, Ltd., Reg. S, GDR	72,034	965,976
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	368,467	3,961,020

		4,926,996
United Kingdom - 14.47%
Anglo American PLC	22,600	1,190,916

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited - continued )
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
ARM Holdings PLC	421,200	$1,111,009
AstraZeneca Group PLC	99,958	5,379,481
AstraZeneca PLC, SADR	5,000	268,250
BAE Systems PLC	671,600	6,081,250
Barclays PLC	79,200	1,124,048
BHP Billiton PLC	99,800	2,225,793
Cadbury Schweppes PLC	72,821	934,606
Carnival PLC	20,900	1,007,533
Daily Mail and General Trust PLC	86,000	1,374,608
HBOS PLC	262,900	5,418,282
HSBC Holdings PLC	65,000	1,138,108
Johnston Press PLC	30,600	280,241
Kingfisher PLC	278,800	1,527,047
Lloyds TSB Group PLC	229,100	2,525,442
National Grid PLC, ADR	160,900	2,525,870
Reed Elsevier PLC	262,361	3,137,400
Rio Tinto PLC	37,800	2,159,303
Royal Bank of Scotland Group PLC	272,802	10,654,021
Royal Dutch Shell PLC, A Shares	167,578	5,580,562
Royal Dutch Shell PLC, B Shares	82,069	2,731,788
SAB Miller PLC	127,600	2,800,592
Scottish & Southern Energy PLC	99,600	3,021,247
Standard Chartered PLC	132,600	3,821,281
Tesco PLC	199,400	1,743,721
Vodafone Group PLC	1,941,621	5,178,787
Xstrata PLC	33,333	1,713,846
Yell Group PLC	109,600	1,290,138

		77,945,170
United States - 0.15%
News Corp.	35,498	821,602

TOTAL COMMON STOCKS (Cost $439,096,269)		$533,928,126

PREFERRED STOCKS - 0.10%
Germany - 0.10%
Volkswagen AG	5,000	515,100

TOTAL PREFERRED STOCKS (Cost $369,160)		$515,100

SHORT TERM INVESTMENTS - 23.97%
State Street Navigator Securities
Lending Prime Portfolio (c)	$129,099,703	$129,099,703

TOTAL SHORT TERM INVESTMENTS
(Cost $129,099,703)		$129,099,703

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.05%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$5,685,178 on 04/02/2007,
collateralized by $5,755,000
Federal Home Loan Mortgage
Corp., 6.00% due 11/17/2020
(valued at $5,798,163, including
interest) (c)	$5,683,000	$5,683,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,683,000)		5,683,000

Total Investments (Overseas Equity Trust)
(Cost $574,248,132) - 124.24%		$669,225,929
Liabilities in Excess of Other Assets - (24.24)%		(130,583,017)

TOTAL NET ASSETS - 100.00%		$538,642,912

The portfolio had the following five top industry concentrations as of March 31, 2007 (as a percentage of total net assets):

Banking	15.13%
Insurance	5.11%
Financial Services	4.48%
International Oil	4.43%
Pharmaceuticals	4.16%

Pacific Rim Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.44%
Australia - 14.00%
AGL Energy, Ltd.	30,060	$392,937
Alinta, Ltd.	47,359	557,273
AMP, Ltd. (a)	280,000	2,357,615
Aristocrat Leisure, Ltd. (a)	21,160	281,228
Australia and New Zealand
Banking Group, Ltd.	120,334	2,896,303
BHP Billiton, Ltd. (a)	121,275	2,937,626
Commonwealth Bank of Australia, Ltd. (a)	43,230	1,760,788
CSL, Ltd.	21,660	1,445,862
Gloucester Coal, Ltd.	58,034	169,311
Goodman Fielder, Ltd.	100,000	197,738
Iluka Resources, Ltd. (a)	92,401	441,053
Pacific Brands, Ltd. (a)	225,000	559,784
QBE Insurance Group, Ltd. (a)	69,140	1,767,219
Suncorp-Metway, Ltd.	107,030	1,804,131
Tattersall's, Ltd. (a)	120,000	500,827
Telstra Corp., Ltd. (a)	193,220	729,688
Transfield Services, Ltd. (a)	64,364	621,754
Westfield Group	136,610	2,277,278
Westpac Banking Corp., Ltd.	62,740	1,339,752

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited )- continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Woodside Petroleum, Ltd. (a)	20,670	$661,495
Woolworths, Ltd. (a)	61,000	1,344,121

		25,043,783
Bermuda - 0.74%
Esprit Holdings, Ltd.	31,000	362,218
Noble Group, Ltd.	728,000	719,628
TPV Technology, Ltd.	380,000	243,160

		1,325,006
Cayman Islands - 0.10%
Kingboard Chemical Holdings, Ltd.	42,000	176,303
China - 3.98%
China Construction Bank (a)	1,240,000	707,774
China Life Insurance Company, Ltd. (a)	158,000	454,964
China Petroleum & Chemical Corp., Class H	392,000	331,608
China Telecom Corp., Ltd.	1,652,000	809,742
Dongfeng Motor Group Company, Ltd. *	1,100,000	599,708
Industrial & Commercial Bank of China * (a)	3,342,000	1,873,347
PetroChina Company, Ltd., Class H (a)	1,174,000	1,391,287
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	1,000,000	522,153
Yanzhou Coal Mining Company, Ltd., Class H	450,000	430,777

		7,121,360
Hong Kong - 4.74%
Bank of East Asia, Ltd.	172,800	1,005,114
Cheung Kong Holdings, Ltd. (a)	52,000	658,169
China Agri-Industries Holdings, Ltd. *	184,000	162,246
China Mobile, Ltd.	75,000	682,447
China Water Industry Group, Ltd. *	2,372,000	333,922
Citic 1616 Holdings, Ltd. *	135,000	45,025
CLP Holdings, Ltd.	69,200	506,570
CNPC Hong Kong, Ltd. (a)	1,000,000	499,117
Hutchison Whampoa, Ltd.	46,000	442,115
Kerry Properties, Ltd. (a)	120,000	615,066
Shanghai Prime Machinery Company, Ltd. *	1,636,000	747,462
Sun Hung Kai Properties, Ltd.	40,000	462,259
Swire Pacific, Ltd., Class A	54,000	605,736
Wharf Holdings, Ltd.	427,000	1,576,563
Xinyu Hengdeli Holdings, Ltd.	304,000	127,221

		8,469,032
India - 0.05%
Tata Motors, Ltd., SADR (a)	5,100	82,671
Japan - 56.33%
Access Company, Ltd. * (a)	100	449,113
Ajinomoto Company, Inc.	170,000	1,960,788
Amada Company, Ltd.	174,000	1,993,604
Asahi Glass Company, Ltd. (a)	128,000	1,806,252
Canon, Inc.	31,000	1,669,119
Chiba Bank, Ltd.	153,000	1,353,464
Credit Saison Company, Ltd. (a)	75,000	2,475,226
Daiwa Securities Group, Inc.	175,000	2,118,190
Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fanuc, Ltd.	7,500	$699,826
Funai Electric Company, Ltd.	10,000	956,917
Hirose Electric Company, Ltd. (a)	11,900	1,434,296
Honda Motor Company, Ltd. (a)	72,300	2,527,563
Hosiden Corp.	72,000	1,035,002
Hoya Corp. (a)	65,400	2,175,086
Ibiden Company, Ltd.	20,000	1,039,425
JAFCO Company, Ltd. (a)	23,000	1,275,550
Japan General Estate Company, Ltd.	40,000	1,030,919
Japan Securities Finance Company, Ltd. (a)	85,000	1,293,455
JSR Corp. (a)	59,000	1,365,032
Kao Corp. (a)	43,000	1,261,855
KDDI Corp.	430	3,441,756
Keyence Corp. (a)	9,000	2,035,555
Komatsu, Ltd.	110,000	2,320,418
Marui Company, Ltd. (a)	99,300	1,220,504
Matsushita Electric Industrial Company, Ltd.	93,000	1,878,748
Millea Holdings, Inc. (a)	40,000	1,483,435
Mitsubishi Corp.	141,000	3,280,185
Mitsubishi Estate Company, Ltd.	106,000	3,489,304
Mitsubishi Materials Corp. (a)	350,000	1,664,186
Mitsui Sumitomo Insurance Company, Ltd.	234,000	2,943,784
Mizuho Financial Group, Inc. (a)	290	1,872,241
Murata Manufacturing Company, Ltd. (a)	36,000	2,633,437
Nabtesco Corp. (a)	121,000	1,595,288
Nippon Sheet Glass Company, Ltd. (a)	200,000	1,051,333
Nippon Telegraph & Telephone Corp.	170	900,863
Obayashi Corp.	155,000	1,001,999
Promise Company, Ltd. (a)	14,000	528,729
Rengo Company, Ltd. (a)	180,000	1,024,284
Sekisui Chemical Company, Ltd. (a)	169,000	1,349,815
Sekisui House, Ltd.	146,000	2,277,583
SFCG Company, Ltd. (a)	4,700	840,335
Shimadzu Corp.	168,000	1,459,006
Sumitomo Bakelite Company, Ltd. (a)	218,000	1,579,858
Sumitomo Electric Industries, Ltd. (a)	128,000	1,951,057
Sumitomo Mitsui Financial Group, Inc. (a)	285	2,593,884
Sumitomo Trust & Banking Company, Ltd. (a)	238,000	2,488,002
Taiyo Nippon Sanso Corp. (a)	263,000	2,380,232
Takashimaya Company, Ltd. (a)	147,000	1,814,290
Takeda Pharmaceutical Company, Ltd. (a)	42,042	2,764,298
The Bank of Yokohama, Ltd.	271,000	2,026,190
THK Company, Ltd. (a)	75,000	1,770,297
Tokuyama Corp. (a)	122,000	2,137,711
Tokyo Electron, Ltd. (a)	27,300	1,913,427
Tokyo Seimitsu Company, Ltd. (a)	20,400	694,084
Toyota Industries Corp.	24,000	1,139,114
Toyota Motor Corp. (a)	48,000	3,082,550
TV Asahi Corp.	380	766,044
UNY Company, Ltd.	105,000	1,444,180

		100,758,688

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia - 2.34%
IJM Corp., Berhad	300,000	$750,542
KrisAssets Holdings BHD	300,000	237,744
Malaysia Airports Holdings BHD	935,300	795,309
Resorts World BHD	156,000	776,052
SP Setia BHD	486,000	1,082,343
YTL Corp. BHD	278,000	550,774

		4,192,764
New Zealand - 0.53%
Telecom Corp. of New Zealand, Ltd. (a)	280,000	947,608
Singapore - 1.43%
CapitaLand, Ltd. *	86,000	453,392
DBS Group Holdings, Ltd.	70,000	987,182
Keppel Corp., Ltd.	42,000	525,882
Singapore Telecommunications, Ltd.	275,070	594,570

		2,561,026
South Korea - 7.66%
Daelim Industrial Company	10,000	957,645
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	20,000	734,442
Dongbu Insurance Company, Ltd.	30,000	851,358
GS Engineering & Construction Corp.	8,623	771,703
Hana Financial Group, Inc.	16,000	828,187
Hyundai Motor Company	10,000	702,556
Hyundai Steel Company	23,000	875,166
Kookmin Bank	10,954	982,641
Korea Electric Power Corp.	15,000	598,661
LG Petrochemical Company, Ltd.	13,580	400,537
POSCO	1,800	755,700
Samsung Electronics Company, Ltd.	4,000	2,393,580
Shinhan Financial Group Company, Ltd.	9,500	545,252
Shinsegae Company, Ltd.	1,100	631,344
SK Telecom Company, Ltd.	2,975	605,529
S-Oil Corp.	15,500	1,067,545

		13,701,846
Taiwan - 6.97%
Advanced Semiconductor Engineering, Inc. *	245,090	290,716
Asustek Computer, Inc.	131,380	309,690
AU Optronics, Corp.	480,000	686,129
Cathay Financial Holdings Company, Ltd.	274,030	568,929
China Steel Corp.	550,000	619,976
Chinatrust Finance Holding Company, Ltd.	957,622	748,097
Chunghwa Telecom Company, Ltd., SADR	30,800	613,536
High Tech Computer Corp.	33,000	508,613
Hon Hai Precision Industry Company, Ltd.	243,373	1,632,783
Hung Poo Real Estate Development Corp.	692,000	686,981
Inventec Company, Ltd.	700,000	558,477
MediaTek, Inc.	23,833	273,694
Mega Financial Holding Company, Ltd.	240,000	156,664
Nan Ya Plastics Corp.	103,000	192,989
Novatek Microelectronics Corp., Ltd.	62,054	268,169
President Chain Store Corp.	69,000	168,903

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Quanta Computer, Inc.	191,858	$292,802
Shin Kong Financial Holding Company, Ltd.	960,000	851,496
Taiwan Fertilizer Company, Ltd.	250,000	415,533
Taiwan Semiconductor
Manufacturing Company, Ltd.	786,962	1,614,830
Unimicron Technology Corp.	297,810	385,650
United Microelectronics Corp.	482,229	278,349
Wan Hai Lines, Ltd.	500,000	333,938

		12,456,944
Thailand - 0.57%
Bangkok Bank PCL	116,500	406,940
PTT PCL	91,000	607,604

		1,014,544

TOTAL COMMON STOCKS (Cost $143,423,354)		$177,851,575

RIGHTS - 0.02%
Australia - 0.02%
Suncorp-Metway (Expiration Date
04/05/2007, strike price AUD 15.50) *	10,667	45,815

TOTAL RIGHTS (Cost $0)		$45,815

SHORT TERM INVESTMENTS - 23.55%
State Street Navigator Securities
Lending Prime Portfolio (c)	$42,120,824	$42,120,824

TOTAL SHORT TERM INVESTMENTS
(Cost $42,120,824)		$42,120,824

Total Investments (Pacific Rim Trust)
(Cost $185,544,178) - 123.01%		$220,018,214
Liabilities in Excess of Other Assets - (23.01)%		(41,157,873)

TOTAL NET ASSETS - 100.00%		$178,860,341

The portfolio had the following five top industry concentrations as of
March 31, 2007 (as a percentage of total net assets):
Banking	11.45%
Real Estate	6.63%
Electronics	6.15%
Chemicals	5.88%
Insurance	5.83%

Quantitative All Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.67%
Aerospace - 0.59%
Lockheed Martin Corp.	18,000	$1,746,360
Aluminum - 1.17%
Alcan Aluminum, Ltd.	37,400	1,952,280

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited )- continued
(showing percentage of total net assets)

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aluminum (continued)
Century Aluminum Company *	32,100	$1,504,848

		3,457,128
Apparel & Textiles - 3.61%
Coach, Inc. *	174,400	8,728,720
Perry Ellis International, Inc. *	39,500	1,263,605
Wolverine World Wide, Inc.	24,600	702,822

		10,695,147
Automobiles - 2.75%
General Motors Corp. (a)	217,100	6,651,944
Rush Enterprises, Inc., Class A *	78,586	1,509,637

		8,161,581
Banking - 4.54%
Bank of America Corp.	179,100	9,137,682
BankUnited Financial Corp., Class A	37,600	797,496
Corus Bankshares, Inc. (a)	61,900	1,056,014
FirstFed Financial Corp. * (a)	43,400	2,466,422

		13,457,614
Biotechnology - 1.95%
Applera Corp.	195,800	5,789,806
Building Materials & Construction - 0.52%
Foster Wheeler, Ltd. *	19,300	1,126,927
Interline Brands, Inc. *	18,382	402,933

		1,529,860
Business Services - 4.31%
Alliance Data Systems Corp. *	45,900	2,828,358
Cadence Design Systems, Inc. * (a)	208,500	4,391,010
Computer Sciences Corp. * (a)	43,000	2,241,590
Healthcare Services Group, Inc. (a)	54,600	1,564,290
Kforce, Inc. *	60,100	827,577
Volt Information Sciences, Inc. *	35,800	937,602

		12,790,427
Cellular Communications - 0.72%
Mobile Telesystems	38,300	2,143,268
Chemicals - 0.48%
Methanex Corp.	63,735	1,423,203
Commercial Services - 0.25%
Chemed Corp.	15,000	734,400
Computers & Business Equipment - 5.44%
Cisco Systems, Inc. *	371,400	9,481,842
EMC Corp. *	106,900	1,480,565
Jack Henry & Associates, Inc.	142,700	3,431,935
Logitech International SA *	62,500	1,739,375

		16,133,717
Containers & Glass - 0.61%
Ball Corp.	39,500	1,810,720
Cosmetics & Toiletries - 1.62%
Colgate-Palmolive Company	72,100	4,815,559

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 2.01%
Patterson-UTI Energy, Inc. (a)	174,300	$3,911,292
Vaalco Energy, Inc. * (a)	169,000	875,420
W&T Offshore, Inc.	40,300	1,165,879

		5,952,591
Electrical Equipment - 2.71%
CPFL Energia SA, ADR (a)	78,327	3,313,232
Emerson Electric Company	109,800	4,731,282

		8,044,514
Electrical Utilities - 0.30%
E.ON AG, ADR	19,400	876,104
Electronics - 1.57%
Dolby Laboratories, Inc., Class A *	69,600	2,401,896
Garmin, Ltd.	41,800	2,263,470

		4,665,366
Energy - 2.97%
Energen Corp.	17,200	875,308
Horizon Offshore, Inc. *	19,299	279,063
McDermott International, Inc. *	23,100	1,131,438
MDU Resources Group, Inc.	29,082	835,817
TXU Corp.	88,900	5,698,490

		8,820,116
Financial Services - 9.92%
Bear Stearns Companies, Inc.	49,300	7,412,255
Countrywide Financial Corp.	48,982	1,647,754
E*TRADE Financial Corp. *	50,400	1,069,488
Goldman Sachs Group, Inc.	12,600	2,603,538
IndyMac Bancorp, Inc. (a)	115,800	3,711,390
Lehman Brothers Holdings, Inc.	108,300	7,588,581
Merrill Lynch & Company, Inc.	50,200	4,099,834
The First Marblehead Corp. (a)	28,800	1,292,832

		29,425,672
Food & Beverages - 2.58%
PepsiCo, Inc.	107,500	6,832,700
Spartan Stores, Inc.	30,848	826,726

		7,659,426
Healthcare Products - 4.67%
Johnson & Johnson	140,300	8,454,478
NutriSystem, Inc. * (a)	62,200	3,259,902
Varian Medical Systems, Inc. *	44,700	2,131,743

		13,846,123
Healthcare Services - 2.15%
UnitedHealth Group, Inc.	120,400	6,377,588
Holdings Companies/Conglomerates - 0.92%
General Electric Company	51,500	1,821,040
Pearson PLC SADR	53,158	910,065

		2,731,105
Hotels & Restaurants - 2.66%
McDonald's Corp.	175,200	7,892,760

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery - 3.24%
Cummins, Inc.	28,600	$4,138,992
Gardner Denver, Inc. *	42,700	1,488,095
Robbins & Myers, Inc.	68,426	2,551,606
Terex Corp. *	20,000	1,435,200

		9,613,893
Industrials - 0.34%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	29,447	995,014
Insurance - 5.43%
Aspen Insurance Holdings, Ltd.	101,500	2,660,315
Axis Capital Holdings, Ltd.	49,307	1,669,535
IPC Holdings, Ltd.	95,800	2,763,830
Radian Group, Inc.	79,000	4,335,520
RenaissanceRe Holdings, Ltd.	62,900	3,153,806
Safety Insurance Group, Inc.	37,600	1,508,512

		16,091,518
International Oil - 3.31%
Callon Petroleum Company *	78,600	1,066,602
ConocoPhillips	77,000	5,262,950
Exxon Mobil Corp.	46,100	3,478,245

		9,807,797
Internet Software - 1.84%
Akamai Technologies, Inc. * (a)	54,700	2,730,624
Interwoven, Inc. *	82,829	1,399,810
WebEx Communications, Inc. *	23,400	1,330,524

		5,460,958
Leisure Time - 0.23%
Bluegreen Corp. * (a)	59,216	668,549
Manufacturing - 0.73%
Ceradyne, Inc. * (a)	39,400	2,156,756
Metal & Metal Products - 0.30%
Ladish Company, Inc. *	23,800	895,832
Mining - 1.28%
Anglo American PLC, ADR	118,300	3,125,486
Freeport-McMoRan Copper & Gold, Inc.,
Class B	9,982	660,709

		3,786,195
Petroleum Services - 1.65%
Bronco Drilling Company, Inc. * (a)	69,300	1,148,301
Petro-Canada	87,500	3,430,875
Pioneer Drilling Company *	24,407	309,725

		4,888,901
Pharmaceuticals - 2.60%
Abbott Laboratories	14,800	825,840
Eli Lilly & Company	15,100	811,021
Herbalife, Ltd. *	39,200	1,536,248
Pfizer, Inc.	150,400	3,799,104
Sciele Pharma, Inc. *	30,900	731,712

		7,703,925

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing - 0.30%
McGraw-Hill Companies, Inc.	14,300	$899,184
Railroads & Equipment - 1.13%
Burlington Northern Santa Fe Corp.	26,300	2,115,309
Canadian National Railway Company	27,900	1,231,506

		3,346,815
Real Estate - 1.87%
First Industrial Realty Trust, Inc., REIT (a)	63,800	2,890,140
Highland Hospitality Corp., REIT	84,700	1,507,660
Hospitality Properties Trust, REIT	24,300	1,137,240

		5,535,040
Retail - 0.19%
Suburban Propane Partners, L.P.	13,081	575,564
Retail Trade - 2.99%
CVS/Caremark Corp.	130,700	4,462,098
Dollar Tree Stores, Inc. *	49,700	1,900,528
Staples, Inc.	96,400	2,490,976

		8,853,602
Software - 5.54%
Adobe Systems, Inc. *	35,300	1,472,010
Compuware Corp. *	347,800	3,300,622
Faro Technologies, Inc. *	20,717	598,100
Hyperion Solutions Corp. *	14,555	754,385
Microsoft Corp.	98,400	2,742,408
Nuance Communications, Inc. * (a)	204,700	3,133,957
VeriFone Holdings, Inc. * (a)	120,200	4,414,946

		16,416,428
Telecommunications Equipment &
Services - 1.55%
NICE Systems, Ltd. SADR *	45,900	1,561,518
Polycom, Inc. *	75,100	2,503,083
Telecom Corporation of New Zealand	19,417	528,142

		4,592,743
Telephone - 2.00%
AT&T, Inc.	150,100	5,918,443
Tobacco - 1.13%
Altria Group, Inc.	38,000	3,336,780

TOTAL COMMON STOCKS (Cost $273,849,886)		$292,524,092

SHORT TERM INVESTMENTS - 15.42%
JPMorgan Chase & Company
5.38% due 04/02/2007	$4,700,000	$4,699,298
State Street Navigator Securities Lending
Prime Portfolio (c)	41,003,868	41,003,868

TOTAL SHORT TERM INVESTMENTS
(Cost $45,703,166)		$45,703,166

Total Investments (Quantitative All Cap Trust)
(Cost $319,553,052) - 114.09%		$338,227,258
Liabilities in Excess of Other Assets - (14.09)%		(41,758,654)

TOTAL NET ASSETS - 100.00%		$296,468,604

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Mid Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.57%
Advertising - 0.77%
ValueClick, Inc. *	10,200	$266,526
Apparel & Textiles - 3.44%
Guess?, Inc.	9,800	396,802
Polo Ralph Lauren Corp., Class A	9,100	802,165

		1,198,967
Auto Parts - 1.48%
Autoliv, Inc.	3,900	222,729
Genuine Parts Company	6,000	294,000

		516,729
Banking - 5.23%
Bank of Hawaii Corp.	7,700	408,331
Commerce Bancorp, Inc.	7,150	238,667
South Financial Group, Inc. (The)	11,800	291,696
Sovereign Bancorp, Inc.	21,286	541,516
Whitney Holding Corp.	11,200	342,496

		1,822,706
Biotechnology - 1.73%
Applera Corp.	14,500	428,765
Millipore Corp. *	2,400	173,928

		602,693
Building Materials & Construction - 1.49%
Lennox International, Inc.	14,481	516,972
Business Services - 5.87%
Alliance Data Systems Corp. *	7,400	455,988
Cadence Design Systems, Inc. *	33,300	701,298
Manpower, Inc.	5,800	427,866
URS Corp. *	10,800	459,972

		2,045,124
Chemicals - 1.48%
Airgas, Inc.	12,239	515,874
Commercial Services - 0.89%
CB Richard Ellis Group, Inc. *	9,100	311,038
Computers & Business Equipment - 3.45%
Brocade Communications Systems, Inc. *	33,100	315,112
Cognizant Technology Solutions Corp.,
Class A *	5,421	478,512
Logitech International SA *	14,689	408,795

		1,202,419
Containers & Glass - 2.33%
Pactiv Corp. *	24,042	811,177
Crude Petroleum & Natural Gas - 1.66%
XTO Energy, Inc.	10,559	578,739
Drugs & Health Care - 1.39%
Mentor Corp.	10,500	483,000
Electrical Equipment - 1.51%
AMETEK, Inc.	15,237	526,286

Quantitative Mid Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities - 4.45%
Alliant Energy Corp.	8,300	$372,006
IDACORP, Inc.	15,350	519,444
Xcel Energy, Inc.	26,727	659,890

		1,551,340
Electronics - 4.27%
Amphenol Corp., Class A	4,829	311,808
Dolby Laboratories, Inc., Class A *	17,400	600,474
Thomas & Betts Corp. *	11,800	576,076

		1,488,358
Energy - 0.70%
NRG Energy, Inc. *	3,400	244,936
Financial Services - 4.31%
AllianceBernstein Holding LP *	3,291	291,253
CapitalSource, Inc.	16,250	408,363
E*TRADE Financial Corp. *	14,100	299,202
Fortress Investment Group LLC., Class A	6,350	182,118
SEI Investments Company	5,300	319,219

		1,500,155
Food & Beverages - 3.39%
Constellation Brands, Inc., Class A *	6,150	130,257
Corn Products International, Inc.	13,700	487,583
Flowers Foods, Inc.	9,000	271,530
McCormick & Company, Inc.	7,600	292,752

		1,182,122
Forest Products - 1.46%
Rayonier, Inc.	11,800	507,400
Gas & Pipeline Utilities - 3.88%
Boardwalk Pipeline Partners LP	20,100	740,685
ONEOK, Inc.	13,605	612,225

		1,352,910
Healthcare Services - 4.89%
AMERIGROUP Corp. *	5,300	161,120
Coventry Health Care, Inc. *	16,500	924,825
Laboratory Corp. of America Holdings *	3,900	283,257
WellCare Health Plans, Inc. *	3,900	332,475

		1,701,677
Homebuilders - 0.42%
Toll Brothers, Inc. *	5,300	145,114
Hotels & Restaurants - 1.70%
Darden Restaurants, Inc.	14,400	593,136
Industrial Machinery - 1.68%
CNH Global NV	8,200	305,778
Gardner Denver, Inc. *	8,000	278,800

		584,578
Insurance - 5.81%
American Financial Group, Inc.	10,700	364,228
Arch Capital Group, Ltd. *	2,400	163,704
Aspen Insurance Holdings, Ltd.	18,300	479,643
Axis Capital Holdings, Ltd.	13,900	470,654

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Mid Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
RenaissanceRe Holdings, Ltd.	10,900	$546,526

		2,024,755
Internet Software - 2.12%
Akamai Technologies, Inc. *	4,800	239,616
CheckFree Corp. *	13,450	498,860

		738,476
Life Sciences - 0.44%
Waters Corp. *	2,650	153,700
Office Furnishings & Supplies - 1.20%
Avery Dennison Corp.	6,500	417,690
Petroleum Services - 4.16%
ENSCO International, Inc.	3,900	212,160
SEACOR Holdings, Inc. *	4,700	462,480
Tesoro Petroleum Corp.	5,200	522,236
Tidewater, Inc.	4,300	251,894

		1,448,770
Pharmaceuticals - 2.15%
Celgene Corp. *	7,022	368,374
Shire Pharmaceuticals Group PLC, ADR	6,150	380,685

		749,059
Railroads & Equipment - 0.80%
Canadian Pacific Railway, Ltd.	4,900	276,605
Real Estate - 2.92%
HRPT Properties Trust, REIT	25,650	315,495
iStar Financial, Inc., REIT	15,000	702,450

		1,017,945
Retail Trade - 3.91%
American Eagle Outfitters, Inc.	15,800	473,842
CarMax, Inc. *	18,900	463,806
Dick's Sporting Goods, Inc. *	3,613	210,493
Dollar Tree Stores, Inc. *	5,600	214,144

		1,362,285
Sanitary Services - 2.89%
Ecolab, Inc.	4,700	202,100
Republic Services, Inc.	28,950	805,389

		1,007,489
Semiconductors - 1.22%
MEMC Electronic Materials, Inc. *	7,000	424,060
Software - 1.41%
VeriFone Holdings, Inc. *	13,400	492,182
Telecommunications Equipment &
Services - 2.61%
Amdocs, Ltd. *	13,600	496,128
Clearwire Corp., Class A *	4,800	98,256
Polycom, Inc. *	9,400	313,302

		907,686
Telephone - 0.86%
Harris Corp.	5,900	300,605

Quantitative Mid Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Toys, Amusements & Sporting Goods - 2.20%
Hasbro, Inc.	9,500	$271,890
Marvel Entertainment, Inc. *	17,800	493,950

		765,840

TOTAL COMMON STOCKS (Cost $32,049,569)		$34,337,123

SHORT TERM INVESTMENTS - 0.58%
JPMorgan Chase & Company
5.38% due 04/02/2007	$200,000	$199,970

TOTAL SHORT TERM INVESTMENTS
(Cost $199,970)		$199,970

Total Investments (Quantitative Mid Cap Trust)
(Cost $32,249,539) - 99.15%		$34,537,093
Other Assets in Excess of Liabilities - 0.85%		297,345

TOTAL NET ASSETS - 100.00%		$34,834,438

Quantitative Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.50%
Air Travel - 0.78%
US Airways Group, Inc. *	96,800	$4,402,464
Apparel & Textiles - 0.81%
Coach, Inc. *	90,800	4,544,540
Auto Services - 0.78%
Copart, Inc. *	155,800	4,363,958
Automobiles - 0.65%
General Motors Corp. (a)	118,700	3,636,968
Banking - 9.02%
Bank of America Corp.	362,900	18,515,158
KeyCorp	198,200	7,426,554
US Bancorp	196,100	6,857,617
Wachovia Corp.	325,100	17,896,755

		50,696,084
Biotechnology - 1.65%
Applera Corp.	313,700	9,276,109
Business Services - 0.97%
Cadence Design Systems, Inc. *	258,900	5,452,434
Chemicals - 1.98%
Lyondell Chemical Company	90,300	2,706,291
Praxair, Inc.	133,900	8,430,344

		11,136,635
Commercial Services - 0.95%
Pool Corp. (a)	148,800	5,327,040
Computers & Business Equipment - 1.21%
Cisco Systems, Inc. *	189,600	4,840,488

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Network Appliance, Inc. *	53,100	$1,939,212

		6,779,700
Construction Materials - 1.35%
Sherwin-Williams Company	114,900	7,587,996
Cosmetics & Toiletries - 3.85%
Colgate-Palmolive Company	220,600	14,733,874
Procter & Gamble Company	109,600	6,922,336

		21,656,210
Crude Petroleum & Natural Gas - 1.67%
Patterson-UTI Energy, Inc.	229,600	5,152,224
W&T Offshore, Inc.	146,400	4,235,352

		9,387,576
Electrical Utilities - 1.70%
FirstEnergy Corp.	96,200	6,372,288
Puget Energy, Inc.	124,800	3,204,864

		9,577,152
Electronics - 1.95%
Dolby Laboratories, Inc., Class A *	89,900	3,102,449
Thermo Electron Corp. *	168,600	7,882,050

		10,984,499
Energy - 3.95%
Energen Corp.	210,000	10,686,900
TXU Corp.	180,000	11,538,000

		22,224,900
Financial Services - 16.56%
AmeriCredit Corp. * (a)	184,600	4,219,956
Bear Stearns Companies, Inc.	69,700	10,479,395
Capital One Financial Corp.	79,600	6,006,616
CapitalSource, Inc.	96,500	2,425,045
Citigroup, Inc.	255,400	13,112,236
Countrywide Financial Corp.	277,900	9,348,556
JP Morgan Chase & Company	84,000	4,063,920
Lehman Brothers Holdings, Inc.	149,800	10,496,486
Merrill Lynch & Company, Inc.	33,000	2,695,110
Morgan Stanley	183,300	14,436,708
The First Marblehead Corp. (a)	74,700	3,353,283
UBS AG *	208,900	12,414,927

		93,052,238
Food & Beverages - 0.59%
Campbell Soup Company	84,800	3,302,960
Healthcare Products - 0.63%
Johnson & Johnson	58,900	3,549,314
Holdings Companies/Conglomerates - 0.95%
General Electric Company	150,400	5,318,144
Hotels & Restaurants - 1.92%
Darden Restaurants, Inc.	88,300	3,637,077
McDonald's Corp.	159,100	7,167,455

		10,804,532

Quantitative Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery - 0.46%
Gardner Denver, Inc. *	73,600	$2,564,960
Insurance - 6.82%
American International Group, Inc.	26,800	1,801,496
Axis Capital Holdings, Ltd.	209,600	7,097,056
Endurance Specialty Holdings, Ltd.	123,000	4,396,020
ING Groep NV, SADR	98,800	4,182,204
MGIC Investment Corp.	69,400	4,089,048
Radian Group, Inc.	120,700	6,624,016
RenaissanceRe Holdings, Ltd.	20,700	1,037,898
W.R. Berkley Corp.	149,100	4,938,192
XL Capital, Ltd., Class A	59,700	4,176,612

		38,342,542
International Oil - 10.32%
Anadarko Petroleum Corp.	313,800	13,487,124
Chevron Corp.	79,300	5,865,028
ConocoPhillips	133,600	9,131,560
Exxon Mobil Corp.	329,500	24,860,775
Sasol Ltd., SADR	140,600	4,646,830

		57,991,317
Internet Software - 0.93%
Akamai Technologies, Inc. *	57,300	2,860,416
TIBCO Software, Inc. *	279,200	2,378,784

		5,239,200
Manufacturing - 0.76%
Danaher Corp.	60,100	4,294,145
Metal & Metal Products - 0.31%
Reliance Steel & Aluminum Company	35,700	1,727,880
Mining - 1.01%
Alliance Resource Partners LP (a)	37,200	1,410,624
Rio Tinto PLC, SADR	18,600	4,237,266

		5,647,890
Petroleum Services - 1.55%
Valero Energy Corp.	134,700	8,686,803
Pharmaceuticals - 2.13%
Eli Lilly & Company	80,500	4,323,655
Pfizer, Inc.	303,500	7,666,410

		11,990,065
Publishing - 1.69%
Meredith Corp.	165,800	9,515,262
Real Estate - 2.83%
Hospitality Properties Trust, REIT	214,200	10,024,560
ProLogis, REIT	90,100	5,850,193

		15,874,753
Retail Trade - 4.39%
CVS/Caremark Corp.	461,315	15,749,294
Staples, Inc.	346,200	8,945,808

		24,695,102
Sanitary Services - 1.33%
Republic Services, Inc.	267,750	7,448,805

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 1.49%
Microsoft Corp.	67,800	$1,889,586
VeriFone Holdings, Inc. * (a)	177,200	6,508,556

		8,398,142
Telecommunications Equipment &
Services - 2.32%
Amdocs, Ltd. *	163,400	5,960,832
SK Telecom Company, Ltd., SADR	301,400	7,058,788

		13,019,620
Telephone - 4.74%
AT&T, Inc.	675,380	26,630,233
Tobacco - 1.50%
Altria Group, Inc.	95,800	8,412,198

TOTAL COMMON STOCKS (Cost $527,290,465)		$553,540,370

SHORT TERM INVESTMENTS - 4.73%
Federal Home Loan Mortgage Corp. Discount Note
zero coupon due 04/25/2007	$2,200,000	$2,192,109
Federal National Mortgage Association
Discount Note
zero coupon due 04/03/2007	2,900,000	2,898,761
JPMorgan Chase & Company
5.38% due 04/02/2007	2,260,000	2,259,325
State Street Navigator Securities Lending
Prime Portfolio (c)	19,249,315	19,249,315

TOTAL SHORT TERM INVESTMENTS
(Cost $26,599,510)		$26,599,510

Total Investments (Quantitative Value Trust)
(Cost $553,889,975) - 103.23%		$580,139,880
Liabilities in Excess of Other Assets - (3.23)%		(18,174,451)

TOTAL NET ASSETS - 100.00%		$561,965,429

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.40%
Hotels & Restaurants - 2.20%
Starwood Hotels & Resorts Worldwide, Inc.	310,841	$20,158,039
Real Estate - 97.20%
AMB Property Corp., REIT	502,540	29,544,327
Apartment Investment & Management
Company, Class A, REIT (a)	488,595	28,187,046
Archstone-Smith Trust, REIT (a)	1,118,586	60,716,848
Avalon Bay Communities, Inc., REIT	329,099	42,782,870
BioMed Realty Trust, Inc., REIT	266,589	7,011,291
Boston Properties, Inc., REIT	73,150	8,587,810
BRE Properties, Inc., Class A, REIT	145,640	9,197,166
Brookfield Properties Corp.	305,400	12,307,620
Cogdell Spencer, Inc.	191,800	4,041,226

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
DiamondRock Hospitality Company, REIT	687,150	$13,055,850
Digital Realty Trust, Inc., REIT	418,029	16,679,357
Entertainment Properties Trust, REIT	123,294	7,428,463
Equity Lifestyle Properties, Inc., REIT	175,828	9,496,470
Equity Residential, REIT	190,934	9,208,747
Essex Property Trust, Inc., REIT (a)	133,707	17,312,382
Extra Space Storage, Inc., REIT	92,500	1,751,950
Federal Realty Investment Trust, REIT	277,187	25,118,686
FelCor Lodging Trust, Inc., REIT (a)	633,260	16,445,762
General Growth Properties, Inc., REIT	734,269	47,411,749
Health Care REIT, Inc.	537,450	23,594,055
Highwoods Properties, Inc., REIT	55,777	2,202,634
Host Hotels & Resorts, Inc., REIT	1,187,294	31,237,705
Kilroy Realty Corp., REIT	60,140	4,435,325
LaSalle Hotel Properties, REIT	298,250	13,826,870
LTC Properties, Inc., REIT	324,835	8,416,475
Mack-California Realty Corp., REIT	368,394	17,546,606
Nationwide Health Properties, Inc., REIT	597,381	18,674,130
Parkway Properties, Inc., REIT (a)	157,550	8,231,988
ProLogis, REIT	562,715	36,537,085
Public Storage, Inc., REIT	431,080	40,810,344
Regency Centers Corp., REIT	424,322	35,452,103
Senior Housing Properties Trust, REIT (a)	477,700	11,417,030
Simon Property Group, Inc., REIT	787,429	87,601,476
SL Green Realty Corp., REIT	304,380	41,754,848
Sovran Self Storage, Inc., REIT	131,606	7,292,288
Tanger Factory Outlet Centers, Inc., REIT	327,100	13,211,569
Taubman Centers, Inc., REIT	160,550	9,310,295
The Macerich Company, REIT	404,620	37,370,703
Vornado Realty Trust, REIT	545,350	65,082,069
Washington Real Estate Investment Trust,
REIT	216,010	8,083,094

		888,374,312

TOTAL COMMON STOCKS (Cost $742,932,439)		$908,532,351

SHORT TERM INVESTMENTS - 1.74%
State Street Navigator Securities
Lending Prime Portfolio (c)	$15,881,761	$15,881,761

TOTAL SHORT TERM INVESTMENTS
(Cost $15,881,761)		$15,881,761

REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$554,212 on 04/02/2007,
collateralized by $575,000 Federal
National Mortgage Association,
zero coupon due 06/06/2007
(valued at $569,969) (c)	$554,000	$554,000

TOTAL REPURCHASE AGREEMENTS
(Cost $554,000)		$554,000

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Real Estate Securities Trust)
(Cost $759,368,200) - 101.20%		$924,968,112
Liabilities in Excess of Other Assets - (1.20)%		(10,984,178)

TOTAL NET ASSETS - 100.00%		$913,983,934

Real Estate Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.32%
Hotels & Restaurants - 2.90%
Hilton Hotels Corp.	112,300	$4,038,308
Starwood Hotels & Resorts Worldwide, Inc.	60,000	3,891,000

		7,929,308
Paper - 1.70%
Plum Creek Timber Company, Inc.	117,700	4,639,734
Real Estate - 87.72%
Alexandria Real Estate Equities, Inc., REIT	36,300	3,643,431
AMB Property Corp., REIT	150,860	8,869,059
Archstone-Smith Trust, REIT	164,080	8,906,262
Avalon Bay Communities, Inc., REIT	23,580	3,065,400
Boston Properties, Inc., REIT	66,030	7,751,922
Brandywine Realty Trust, REIT	108,700	3,631,667
BRE Properties, Inc., Class A, REIT (a)	48,930	3,089,930
Brookfield Properties Corp.	179,800	7,245,940
Camden Property Trust, REIT	91,200	6,412,272
CBL & Associates Properties, Inc., REIT	134,100	6,013,044
Cousins Properties, Inc., REIT	111,500	3,663,890
DCT Industrial Trust, Inc.	305,400	3,612,882
Developers Diversified Realty Corp., REIT	79,100	4,975,390
Douglas Emmett, Inc., REIT	141,700	3,617,601
Duke Realty Corp., REIT (a)	152,960	6,649,171
EastGroup Properties, Inc., REIT (a)	93,000	4,745,790
Equity One, Inc., REIT (a)	144,400	3,826,600
Equity Residential, REIT	211,710	10,210,773
Essex Property Trust, Inc., REIT (a)	21,180	2,742,386
Federal Realty Investment Trust, REIT	45,010	4,078,806
Forest City Enterprises, Inc. (a)	52,800	3,494,304
General Growth Properties, Inc., REIT	156,660	10,115,536
Highwoods Properties, Inc., REIT	95,700	3,779,193
Host Hotels & Resorts, Inc., REIT	379,590	9,987,013
Kilroy Realty Corp., REIT	56,220	4,146,225
Kimco Realty Corp., REIT	122,500	5,970,650
LaSalle Hotel Properties, REIT	121,970	5,654,529
Mack-California Realty Corp., REIT	128,050	6,099,022
Maguire Properties, Inc., REIT	113,000	4,018,280
New Plan Realty Trust, Inc., REIT	221,300	7,309,539
Post Properties, Inc., REIT (a)	73,400	3,356,582
ProLogis, REIT	125,790	8,167,545
Public Storage, Inc., REIT	34,280	3,245,288
Regency Centers Corp., REIT	66,840	5,584,482
Simon Property Group, Inc., REIT	138,180	15,372,525
SL Green Realty Corp., REIT	43,320	5,942,638
The Macerich Company, REIT	104,530	9,654,391
The St. Joe Company, REIT (a)	65,100	3,405,381
UDR, Inc., REIT * (a)	187,300	5,735,126

Real Estate Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Vornado Realty Trust, REIT	58,400	$6,969,456
Weingarten Realty Investors, REIT (a)	98,900	4,703,684

		239,463,605

TOTAL COMMON STOCKS (Cost $216,800,104)		$252,032,647

CORPORATE BONDS - 6.25%
Real Estate - 6.25%
Alexandria Real Estate Equities, Inc., REIT
3.70% due 01/15/2027 (a)	$2,963,000	3,018,230
BRE Properties, Inc.
4.125% due 08/15/2026	2,175,000	2,319,050
Forest City Enterprises, Inc.
3.625% due 10/15/2011	2,020,000	2,322,677
Kilroy Realty L.P.
3.25% due 04/15/2012	2,800,000	2,773,023
Vornado Realty Trust
3.625% due 11/15/2026	5,470,000	5,521,528
Weingarten Realty Investors
3.95% due 08/01/2026	1,022,000	1,110,955

		17,065,463

TOTAL CORPORATE BONDS (Cost $16,439,151)		$17,065,463

SHORT TERM INVESTMENTS - 10.98%
State Street Navigator Securities
Lending Prime Portfolio (c)	$29,973,323	$29,973,323

TOTAL SHORT TERM INVESTMENTS
(Cost $29,973,323)		$29,973,323

REPURCHASE AGREEMENTS - 1.05%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$2,868,099 on 04/02/2007,
collateralized by $3,000,000 U.S.
Treasury Bills, zero coupon due
09/27/2007 (valued at $2,928,000) (c)	$2,867,000	$2,867,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,867,000)		$2,867,000

Total Investments (Real Estate Equity Trust)
(Cost $266,079,578) - 110.60%		$301,938,433
Liabilities in Excess of Other Assets - (10.60)%		(28,935,239)

TOTAL NET ASSETS - 100.00%		$273,003,194

Real Return Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 99.66%
Treasury Inflation Protected
Securities (d) - 98.56%
0.875% due 04/15/2010	$120,717,000	$116,722,957

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited )- continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
Treasury Inflation Protected
Securities (d) (continued)
1.625% due 01/15/2015		$32,795,840	$31,484,006
1.875% due 07/15/2013 to 07/15/2015		103,215,845	101,293,527
2.00% due 01/15/2014 to 01/15/2026		159,701,947	156,385,946
2.375% due 04/15/2011 to 01/15/2027		179,798,793	181,395,582
2.50% due 07/15/2016		59,902,815	61,468,255
3.00% due 07/15/2012		35,676,740	37,396,466
3.375% due 01/15/2012 to 04/15/2032		17,867,286	20,969,349
3.50% due 01/15/2011		70,780,194	74,731,145
3.625% due 01/15/2008 to 04/15/2028		107,262,719	123,346,163
3.875% due 01/15/2009 to 04/15/2029		61,256,360	74,005,141
4.25% due 01/15/2010		52,196,400	55,505,547

			1,034,704,084
U.S. Treasury Bonds - 0.12%
6.625% due 02/15/2027		1,000,000	1,212,969
U.S. Treasury Notes - 0.98%
4.50% due 02/28/2011		1,000,000	998,633
4.875% due 04/30/2011		9,200,000	9,310,685

			10,309,318

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,049,610,409)			$ 1,046,226,371

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.76%
Federal Home Loan Mortgage Corp. - 0.05%
4.559% due 01/01/2034 ***		456,185	454,737
Federal National Mortgage
Association - 6.71%
4.5650% due 07/01/2035 ***		4,052,917	4,047,865
4.6930% due 01/01/2035 ***		476,770	473,962
5.50% TBA ** ***		19,400,000	19,193,875
5.864% due 07/01/2044 ***		122,655	124,245
5.958% due 03/01/2044 to 09/01/2044 ***		6,052,526	6,129,671
6.00% due 04/01/2036 to 11/01/2036 ***		3,993,512	4,023,197
6.00% TBA ** ***		36,000,000	36,258,768
6.133% due 10/01/2044 (b)***		210,199	213,066

			70,464,649

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,890,061)			$70,919,386

FOREIGN GOVERNMENT OBLIGATIONS - 0.48%
United Kingdom - 0.48%
United Kingdom Gilt Inflation Linked, Series 8MO
2.50% due 05/20/2009 ***	GBP	1,000,000	5,016,692

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,009,758)			$5,016,692

CORPORATE BONDS - 17.55%
Automobiles - 0.49%
DaimlerChrysler N.A. Holding Corp., Series MTN
5.69% due 03/13/2009 (b)***		$5,100,000	5,099,708

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking - 8.51%
Bank of America Corp.
5.3781% due 11/06/2009 (b)***		$700,000	$699,381
Bank of America Corp., Series MTNJ
5.5231% due 02/17/2009 (b)***		2,100,000	2,104,473
Bank of America NA, Series BKNT
5.36% due 12/18/2008 (b)***		4,700,000	4,695,765
Bank of Ireland, Series MTN
5.375% due 12/19/2008 (b)***		6,400,000	6,401,754
5.415% due 12/18/2009 (b)***		900,000	900,205
Banque Nationale de Paris, Series YCD
5.262% due 05/28/2008 (b)***		4,800,000	4,800,024
BNP Paribas
5.261% due 07/03/2008 ***		8,900,000	8,896,734
Calyon NY FRN YCD
5.34% due 01/16/2009 (b)		4,100,000	4,098,596
Charter One Bank N.A., Series BKNT
5.41% due 04/24/2009 (b)***		5,900,000	5,899,422
Commonwealth Bank of Australia
5.39% due 06/08/2009 (b)***		300,000	300,075
Dexia Credit Local SA, Series YCD
5.27% due 09/29/2008 ***	EUR	10,500,000	10,493,891
DnB NORBank ASA
5.4434% due 10/13/2009 (b)***		$900,000	899,864
Export-Import Bank of Korea, Series 97
5.58% due 10/04/2011 (b)***		1,200,000	1,199,986
HSBC Finance Corp.
5.375% due 05/21/2008 (b)***		1,100,000	1,100,383
5.42% due 10/21/2009 (b)***		1,600,000	1,599,432
Nordea Bank Finland, Series YCD
5.307% due 05/28/2008 ***		3,100,000	3,100,738
Royal Bank of Canada
5.265% due 06/30/2008 ***		7,200,000	7,204,939
Royal Bank of Scotland PLC
5.4238% due 07/21/2008 (b)***		300,000	300,201
Santander US Debt SA Unipersonal
5.42563% due 11/20/2009 ***		4,700,000	4,701,570
5.45% due 09/19/2008 (b)***		400,000	400,567
Skandinaviska Enskilda Banken AB, Series YCD
5.35% due 02/13/2009 (b)***		900,000	900,025
Unicredit Luxembourg Finance SA
5.4256% due 10/24/2008 (b)***		1,300,000	1,300,208
Unicredito Italiano, Series YCD
5.358% due 05/06/2008 (b)***		1,100,000	1,099,881
5.37% due 05/29/2008 (b)***		4,100,000	4,106,518
Wachovia Bank NA, Series BKNT
5.36% due 02/23/2009 (b)***		5,100,000	5,095,282
5.4181% due 12/02/2010 (b)***		1,700,000	1,699,381
Westpac Banking Corp., Series DPNT
5.31% due 06/06/2008 ***		4,700,000	4,698,764
World Savings Bank FSB, Series BKNT
5.4153% due 05/08/2009 (b)***		300,000	299,887
5.415% due 06/20/2008 (b)***		300,000	300,163

			89,298,109

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable and Television - 0.53%
CSC Holdings, Inc.
7.875% due 12/15/2007 ***		$1,600,000	$1,618,000
Echostar DBS Corp.
7.00% due 10/01/2013 ***		3,800,000	3,914,000

			5,532,000
Cellular Communications - 0.46%
America Movil SAB de CV
5.4656% due 06/27/2008 (b)***		4,800,000	4,800,000
Diversified Financial Services - 0.13%
General Electric Capital Corp., Series MTN
5.38% due 12/12/2008 (b)***		600,000	600,275
5.41% due 10/26/2009 (b)***		800,000	800,171

			1,400,446
Electrical Utilities - 0.04%
Mission Energy Holding Co.
13.50% due 07/15/2008 ***		400,000	436,000
Financial Services - 6.03%
Abbey National Treasury Services PLC, Series YCD
5.275% due 07/02/2008 ***		5,000,000	5,000,110
American Express Centurion Bank, Series BKNT
5.35% due 05/07/2008 (b)***		400,000	399,741
Atlas Reinsurance PLC
7.7167% due 01/10/2010 (b)***	EUR	8,900,000	12,067,127
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***		$400,000	392,019
Calabash Re, Ltd.
13.765% due 01/08/2010 (b)***		300,000	307,050
Citigroup, Inc.
5.3879% due 12/26/2008 (b)***		1,000,000	1,000,282
5.3925% due 12/28/2009 (b)***		4,900,000	4,896,898
5.40% due 01/30/2009 (b)***		700,000	700,007
5.41% due 05/02/2008 (b)***		700,000	700,661
Ford Motor Credit Company
7.25% due 10/25/2011 ***		2,300,000	2,235,377
General Electric Capital Corp.
5.3875% due 03/04/2008 (b)***		2,100,000	2,101,892
General Electric Capital Corp., Series MTN
5.38% due 10/24/2008 (b)***		700,000	700,008
Goldman Sachs Group, Inc.
5.4056% due 12/23/2008 (b)***		4,800,000	4,797,706
5.65% due 06/28/2010 (b)***		3,500,000	3,517,521
Goldman Sachs Group, Inc., Series MTNB
5.44% due 12/22/2008 (b)***		4,800,000	4,805,174
JP Morgan Chase & Company, Series 1
5.37% due 06/26/2009 (b)***		500,000	499,714
Lehman Brothers Holdings, Inc., Series MTN
5.37% due 11/24/2008 (b)***		300,000	299,941
5.42% due 12/23/2008 (b)***		4,800,000	4,798,531
Merrill Lynch & Company, Inc., Series 1
5.395% due 12/22/2008 (b)***		4,800,000	4,797,355
Merrill Lynch & Company, Inc., Series MTN
5.4138% due 10/23/2008 (b)***		2,000,000	1,999,436
Morgan Stanley, Series EMTN
5.6138% due 01/22/2009 (b)***		200,000	200,134

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Morgan Stanley, Series MTN
5.39% due 11/21/2008 (b)***		$900,000	$899,502
Mystic Re, Ltd.
14.37% due 12/05/2008 (b)***		600,000	603,540
Nisource Finance Corp.
5.93% due 11/23/2009 (b)***		400,000	400,399
Phoenix Quake Wind, Ltd.
7.81% due 07/03/2008 (b)***		1,500,000	1,504,815
Pylon, Ltd., Class A Catastrophe Bond
3.616% due 12/29/2008 (b)***	EUR	600,000	809,663
Pylon, Ltd., Class B Catastrophe Bond
6.016% due 12/29/2008 (b)***		1,000,000	1,363,346
Rabobank Nederland
5.38% due 01/15/2009 (b)***		$500,000	500,166
Redwood Capital IX, Ltd., Series D
13.1138% due 01/09/2008 (b)***		400,000	403,800
Vita Capital III Ltd., Series B-II
6.4856% due 01/01/2012 (b)***		600,000	600,720

			63,302,635

Hotels & Restaurants - 0.04%
Harrah's Operating Company, Inc.
7.50% due 01/15/2009 ***		400,000	413,000
Insurance - 0.52%
American International Group, Inc.
5.365% due 06/23/2008 (b)***		4,800,000	4,798,733
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)***		700,000	711,620

			5,510,353

Medical-Hospitals - 0.45%
HCA, Inc., Tranche B
8.086% due 11/01/2013 (b)*** (f)		4,688,250	4,728,944
Paper - 0.09%
Georgia Pacific Corp., Term B
7.345% due 12/20/2012 (b)*** (f)		987,500	993,060
Retail - 0.26%
Wal-Mart Stores, Inc.
5.265% due 06/16/2008 (b)***		2,700,000	2,698,115

TOTAL CORPORATE BONDS (Cost $183,433,668)			$184,212,370

MUNICIPAL BONDS - 0.09%
California - 0.01%
California County California Tobacco Securitization
Agency, Tobacco Settlement Asset-Backed
Bonds (Fresno County Tobacco Funding Corp.)
5.625% due 06/01/2023 ***		85,000	85,903
New York - 0.02%
New York City Municipal Finance Authority
Water & Sewer System Revenue, Series D
4.75% due 06/15/2038 ***		200,000	204,780

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Rhode Island - 0.06%
Tobacco Settlement Financing Corp., Tobacco
Settlement Asset-Backed Bonds, Series A
6.00% due 06/01/2023 ***	$600,000	$639,318

TOTAL MUNICIPAL BONDS (Cost $815,678)		$930,001

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.35%
American Home Mortgage Investment Trust, Series
2005-2, Class 5A2
5.47% due 09/25/2035 (b)***	123,968	123,974
Arkle Master Issuer PLC, Series 2006-1A, Class 1A
5.33% due 11/19/2007 ***	1,000,000	1,000,000
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
4.6199% due 02/20/2036 (b)***	2,178,908	2,182,046
Bank of America Mortgage Securities, Inc.,
Series 2004-1, Class 5A1
6.50% due 09/25/2033 ***	199,335	201,453
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.51% due 02/25/2034 (b)***	4,131,619	4,132,544
Bear Stearns Asset Backed Securities, Inc., Series
2006-IM1, Class A4
5.41% due 04/25/2036 (b)***	268,107	268,119
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030 ***	500,000	504,828
Citigroup Commercial Mortgage Trust,
Series 2006-FL2, Class A1
5.39% due 11/15/2036 (b)***	446,221	446,224
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***	157,221	159,732
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	2,779,988	2,748,581
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WMC1, Class A2A
5.40% due 12/25/2035 (b)***	560,902	560,968
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class A2
6.455% due 05/15/2032 ***	482,163	487,498
Countrywide Alternative Loan Trust,
Series 2006-0A2, Class A1
5.50% due 05/31/2035 ***	400,000	400,761
Countrywide Alternative Loan Trust,
Series 2006-OA19, Class A1
5.53% due 02/20/2047 (b)***	1,147,424	1,145,120
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1A
5.40% due 09/20/2046 (b)***	598,193	597,993
Countrywide Alternative Loan Trust, Series
2006-OA8, Class 2A1
5.39% due 07/25/2046 (b)***	426,742	426,698
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-HYB3, Class 7A1
3.7896% due 11/19/2033 (b)***	187,339	181,442

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-R2,
Class 1AF1
5.66% due 06/25/2035 (b)***	$527,959	$526,623
Countrywide Home Loans, Series 2005-3, Class 1A2
5.61% due 04/25/2035 (b)***	1,809,408	1,812,463
CS First Boston Mortgage Securities Corp.,
Series 2005-C6, Class A1
4.938% due 12/15/2040 ***	658,777	655,939
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AB4, Class A1B1
5.42% due 10/25/2036 (b)***	953,427	953,874
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AR6, Class A1
5.43% due 07/01/2023 (b)***	1,850,260	1,851,182
FBR Securitization Trust, Series 2005-4, Class AV21
5.44% due 10/25/2035 (b)***	23,452	23,450
Federal Home Loan Mortgage Corp., Series
2003-2608, Class FJ
5.72% due 03/15/2017 (b)***	1,057,851	1,055,698
Federal Home Loan Mortgage Corp., Series
2006-3253, Class A
5.00% due 08/15/2020 ***	4,606,717	4,582,484
Federal Home Loan Mortgage Corp., Series
2007-3266, Class C
5.00% due 02/15/2020 ***	4,844,287	4,820,200
Federal Home Loan Mortgage Corp., Series 2638,
Class FA
5.72% due 11/15/2016 (b)***	910,628	915,850
Federal Home Loan Mortgage Corp.,
Series 2561, Class BH
4.50% due 05/15/2017 ***	330,967	325,786
Federal Home Loan Mortgage Corp.,
Series 2672, Class TN
4.00% due 03/15/2023 ***	229,369	227,335
Federal Home Loan Mortgage Corp.,
Series 2752, Class FM
5.67% due 12/15/2030 (b)***	308,809	309,803
Federal Home Loan Mortgage Corp.,
Series 2905, Class UY
4.00% due 10/15/2023 ***	513,375	505,635
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
6.133% due 02/25/2045 (b)***	2,726,017	2,736,572
Federal Home Loan Mortgage Corp.,
Structured Pass Through Securities,
Series T-62, Class 1A1
6.133% due 10/25/2044 (b)***	89,006	89,733
Federal National Mortgage Association Whole
Loan, Series 2003-W8, Class 3F2
5.67% due 05/25/2042 (b)***	208,228	208,871
Federal National Mortgage Association Whole
Loan, Series 2004-W9, Class 1A2
5.95% due 02/25/2044 ***	782,976	782,201
Federal National Mortgage Association, Series
2006-118, Class A2
5.38% due 12/25/2036 (b)***	444,876	444,425

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2006-5 Class 3A2
4.6726% due 05/25/2035 (b)***	$1,900,000	$1,883,387
Federal National Mortgage Association,
Series 2004-63, Class FA
5.47% due 08/25/2034 (b)***	436,264	436,459
First Horizon Alternative Mortgage Securities,
Series 2004-AA1, Class A1
4.747% due 06/25/2034 (b)***	702,769	701,433
Fremont Home Loan Trust, Series 2005-E, Class
2A2
5.49% due 01/25/2036 (b)***	167,274	167,308
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229% due 12/10/2037 (b)***	4,182,624	4,112,623
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
5.43% due 01/25/2047 (b)***	796,403	796,213
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
5.54% due 06/25/2045 (b)***	967,406	967,947
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40% due 10/25/2046 (b)***	570,618	570,698
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
5.54% due 05/19/2035 (b)***	254,895	255,214
Harborview Mortgage Loan Trust,
Series 2006-1, Class 2A1A
5.56% due 03/19/2037 (b)***	838,695	840,223
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A11
5.44% due 12/19/2037 (b)***	439,121	439,462
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class 2A1
5.40% due 12/25/2035 (b)***	358,356	358,400
Impac Secured Assets Corp.,
Series 2006-4, Class A2A
5.56% due 09/25/2036 (b)***	334,282	334,460
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
5.44% due 11/25/2046 (b)***	870,466	870,277
JP Morgan Mortgage Trust, Series 2007-A1, Class
3A3
5.012% due 07/25/2035 (b)***	1,960,585	1,948,405
Lehman XS Trust, Series 2006-16N, Class A1A
5.43% due 11/25/2046 (b)***	1,022,331	1,022,092
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.40% due 07/25/2046 (b)***	739,621	739,579
Lehman XS Trust, Series 2006-4N, Class A1A
5.40% due 04/25/2046 (b)***	1,210,622	1,210,567
Master Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
3.7865% due 11/21/2034 (b)***	500,000	491,444
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.76% due 12/15/2030 (b)***	657,777	660,172

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mellon Residential Funding Corp.,
Series 2001-TBC1, Class A1
5.67% due 11/15/2031 (b)***	$872,117	$873,563
Merrill Lynch Floating Trust, Series 2006-1, Class A1
5.39% due 06/15/2022 (b)***	177,903	177,903
Residential Accredit Loans, Inc., Series 2005-QO1,
Class A1
5.65% due 08/25/2035 (b)***	344,898	345,335
Securitized Asset Sales, Inc., Series 1993-6, Class
A5
7.6097% due 11/26/2023 (b)***	9,763	9,725
Sequoia Mortgage Trust, Series 5, Class A
5.67% due 10/19/2026 (b)***	326,709	326,708
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)***	499,505	500,802
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
6.383% due 01/25/2035 (b)***	291,476	292,473
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR4, Class 2A1
5.51% due 06/25/2036 (b)***	234,897	235,021
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A8
5.39% due 08/25/2036 (b)***	641,171	641,249
Structured Asset Securities Corp., Series
2006-NC1, Class A6
5.37% due 05/25/2036 (b)***	63,002	62,997
TBW Mortgage Backed Pass Through Certificates,
Series 2006-4, Class A1B
5.42% due 09/25/2036 (b)***	121,032	121,083
TBW Mortgage Backed Pass Through Certificates,
Series 2006-6, Class A1
5.46% due 01/25/2037 (b)***	1,124,419	1,125,156
Thornburg Mortgage Securities Trust, Series
2006-2, Class A2A
5.43% due 04/25/2036 (b)***	92,836	92,949
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
5.43% due 12/25/2036 (b)***	4,412,127	4,408,844
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
5.44% due 08/25/2036 (b)***	1,674,072	1,671,478
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.41% due 09/15/2021 (b)***	2,810,467	2,810,453
Washington Mutual Mortgage Securities Corp.,
Series 2006-AR3, Class A1A
5.9833% due 02/25/2046 (b)***	2,393,594	2,398,643
Washington Mutual, Inc., Series 2006-AR15, Class
2A
5.777% due 11/25/2046 (b)***	293,457	295,357
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)***	125,182	125,728

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited )- continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc.,
Series 2005-AR11, Class A1B1
5.61% due 08/25/2045 (b)***	$102,542	$102,623
Washington Mutual, Inc.,
Series 2005-AR15, Class A1A1
5.58% due 11/25/2045 (b)***	384,094	385,267
Washington Mutual, Inc.,
Series 2006-AR17, Class 1A1A
5.958% due 12/25/2046 (b)***	265,509	265,488
Washington Mutual, Inc.,
Series 2006-AR7, Class 3A
5.892% due 07/25/2046 (b)***	1,579,370	1,587,303
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A12
4.1096% due 06/25/2035 (b)***	732,808	728,237
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.5394% due 09/25/2034 (b)***	387,469	378,213

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $77,023,289)		$77,165,066

ASSET BACKED SECURITIES - 9.32%
Aames Mortgage Investment Trust, Series 2006-1,
Class A1
5.38% due 04/25/2036 (b)***	66,850	66,857
Accredited Mortgage Loan Trust, Series 2005-3,
Class A2B
5.48% due 09/25/2035 (b)***	300,000	300,054
ACE Securities Corp., Series 2006-CW1, Class A2A
5.37% due 07/25/2036 (b)***	391,514	391,684
ACE Securities Corp., Series 2006-NC3, Class A2A
5.37% due 12/25/2036 (b)***	331,109	331,084
ACE Securities Corp., Series 2005-HE6, Class A2A
5.43% due 10/25/2035 (b)***	651,250	651,310
Argent Securities, Inc., Series 2006-M3, Class A2A
5.37% due 10/25/2036 (b)***	842,423	842,466
Argent Securities, Inc., Series 2006-W1, Class A2A
5.40% due 03/25/2036 (b)***	385,388	385,431
Argent Securities, Inc., Series 2006-W3, Class A2A
5.39% due 04/25/2036 (b)***	426,629	426,577
Asset Backed Funding Certificates, Series
2004-OPT5, Class A1
5.67% due 06/25/2034 (b)***	1,070,733	1,072,944
Asset Backed Funding Certificates, Series
2006-OPT3, Class A3A
5.38% due 11/25/2036 (b)***	148,417	148,426
Asset Backed Securities Corp. Home Equity,
Series 2006-HE7, Class A2
5.37% due 11/25/2036 (b)***	130,511	130,511
Bank One Issuance Trust, Series 2003-A3, Class A3
5.43% due 12/15/2010 (b)***	400,000	400,533
Bear Stearns Asset Backed Securities, Inc., Series
2002-2, Class A1
5.65% due 10/25/2032 (b)***	41,207	41,269
Bear Stearns Asset Backed Securities, Inc., Series
2004-BO1, Class 1A1
5.52% due 09/25/2034 (b)***	441,265	441,475

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Bear Stearns Asset Backed Securities, Inc., Series
2005-4, Class A
5.65% due 01/25/2036 (b)***	$122,425	$122,424
Bear Stearns Asset Backed Securities, Inc., Series
2006-AQ1, Class 2A1
5.40% due 10/25/2036 (b)***	1,072,291	1,072,161
Bear Stearns Asset Backed Securities, Inc., Series
2006-EC1, Class A1
5.40% due 12/25/2035 (b)***	146,567	146,580
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE10, Class 21A1
5.42% due 12/25/2036 (b)***	1,857,271	1,858,451
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE9, Class 1A1
5.37% due 11/25/2036 (b)***	85,499	85,438
Capital One Auto Finance Trust, Series 2006-C,
Class A1
5.34% due 12/14/2007 ***	442,325	442,360
Centex Home Equity, Series 2006-A, Class AV1
5.37% due 06/25/2036 (b)***	1,332,206	1,332,203
Chase Credit Card Master Trust, Series 2002-5,
Class A
5.42% due 10/15/2009 (b)***	300,000	300,075
Chase Credit Card Master Trust, Series 2002-7,
Class A
5.44% due 02/15/2010 (b)***	200,000	200,151
Chase Credit Card Master Trust, Series 2003-6,
Class A
5.43% due 02/15/2011 (b)***	900,000	901,753
Chase Credit Card Master Trust,
Series 2003-3, Class A
5.43% due 10/15/2010 (b)***	400,000	400,617
Chase Issuance Trust, Series 2005-A1, Class A1
5.33% due 12/15/2010 (b)***	300,000	300,091
Citibank Credit Card Issuance Trust, Series
2003-A1, Class A1
5.4738% due 01/15/2010 (b)***	400,000	400,402
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
5.37% due 11/25/2036 (b)***	289,837	289,836
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
5.37% due 03/25/2037 (b)***	668,757	668,755
Countrywide Asset-Backed Certificates, Series
2006-21, Class 2A1
5.37% due 12/25/2036 (b)***	281,055	282,238
Countrywide Asset-Backed Certificates, Series
2006-22, Class 2A1
5.37% due 05/25/2037 (b)***	377,759	379,340
Countrywide Asset-Backed Certificates, Series
2006-23, Class 2A1
5.418% due 11/25/2037 (b)***	4,351,928	4,351,240
Countrywide Asset-Backed Certificates,
Series 2006-1, Class AF1
5.45% due 07/25/2036 (b)***	273,005	273,018

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates,
Series 2006-11, Class 3AV1
5.38% due 09/25/2046 (b)***	$418,692	$418,667
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A1
5.39% due 07/25/2036 (b)***	253,801	253,847
Countrywide Asset-Backed Certificates,
Series 2006-6, Class 2A1
5.39% due 09/25/2036 (b)***	487,445	487,471
Countrywide Asset-Backed Certificates,
Series 2006-8, Class 2A1
5.35% due 01/25/2046 (b)***	1,044,334	1,043,686
Countrywide Asset-Backed Certificates, Series
2006-13, Class 3AV1
5.37% due 01/25/2037 (b)***	677,553	677,584
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
5.46% due 10/25/2036 ***	921,737	921,495
Equity One ABS, Inc., Series 2004-1, Class AV2
5.62% due 04/25/2034 (b)***	88,483	88,674
Federal Home Loan Mortgage Corp. Structured
Pass Through Securities, Series T-32, Class A1
5.58% due 08/25/2031 (b)***	145,679	146,311
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FF4, Class 2A2
5.49% due 05/25/2035 (b)***	109,179	109,190
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF1, Class 2A1
5.41% due 01/25/2036 (b)***	817,750	817,892
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF16, Class 2A1
5.37% due 12/25/2036 (b)***	265,552	265,705
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF15, Class A3
5.37% due 11/25/2036 (b)***	1,761,129	1,762,125
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF18, Class A2A
5.42% due 12/25/2037 (b)***	4,134,800	4,134,143
Fremont Home Loan Trust, Series 2006-C, Class
2A1
5.37% due 10/25/2036 (b)***	155,729	155,647
Fremont Home Loan Trust, Series 2006-E, Class
2A1
5.38% due 01/25/2037 ***	445,627	445,173
GSAMP Trust, Series 2004-SEA2, Class A2A
5.61% due 03/25/2034 (b)***	212,218	212,454
GSAMP Trust, Series 2005-WMC2, Class A2A
5.43% due 11/25/2035 (b)***	332,367	332,391
GSAMP Trust, Series 2006-HE7, Class A2A
5.36% due 10/25/2036 (b)***	243,452	243,417
GSAMP Trust, Series 2006-S6, Class A1A
5.39% due 10/25/2036 (b)***	151,663	151,662
GSR Mortgage Loan Trust,
Series 2005-HEL1, Class A2A
5.42% due 11/25/2030 (b)***	252,472	252,485

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Home Equity Asset Trust, Series 2006-2, Class 2A1
5.40% due 05/25/2036 (b)***	$396,086	$396,016
Home Equity Asset Trust, Series 2005-8, Class 2A1
5.43% due 02/25/2036 (b)***	222,912	222,945
Honda Auto Receivables Owner Trust, Series
2007-1, Class A1
5.322% due 03/18/2008 ***	3,628,917	3,628,351
HSI Asset Securitization Corp. Trust, Series
2006-HE1, Class 2A1
5.3754% due 10/25/2036 (b)***	175,986	175,738
HSI Asset Securitization Corp. Trust, Series
2007-OPT1, Class 2A1
5.37% due 12/25/2036 (b)***	1,829,128	1,828,647
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
5.40% due 12/25/2036 (b)***	4,342,717	4,342,369
Hyundai Auto Receivables Trust, Series 2006-B,
Class A1
5.347% due 11/15/2007 ***	125,532	125,527
Indymac Residential Asset Backed Trust, Series
2006-D, Class 2A1
5.37% due 11/25/2036 (b)***	383,388	383,408
Indymac Residential Asset Backed Trust,
Series 2005-D, Class AII1
5.42% due 03/25/2036 (b)***	291,503	291,528
Indymac Residential Asset Backed Trust,
Series 2006-A, Class A1
5.41% due 03/25/2036 (b)***	849,345	849,429
JP Morgan Mortgage Acquisition Corp., Series
2005-OPT1, Class A3
5.53% due 06/25/2035 (b)***	57,966	58,031
JP Morgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
5.37% due 11/25/2028 (b)***	366,553	366,501
JP Morgan Mortgage Acquisition Corp., Series
2006-CH2, Class AV2
5.38% due 10/25/2036 (b)***	2,284,439	2,282,571
JP Morgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
5.37% due 11/25/2036 (b)***	222,271	222,255
JP Morgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A2
5.37% due 08/25/2036 (b)***	735,595	735,552
JP Morgan Mortgage Acquisition Corp., Series
2006-CW2, Class AV2
5.36% due 08/25/2036 (b)***	154,181	154,192
Lehman XS Trust, Series 2006-9, Class A1A
5.39% due 05/25/2046 (b)***	454,478	454,396
Long Beach Mortgage Loan Trust, Series
2005-WL2, Class 3A1
5.50% due 08/25/2035 (b)***	200,261	200,257
Long Beach Mortgage Loan Trust, Series 2006-10,
Class 2A1
5.36% due 11/25/2036 (b)***	169,708	169,800
Long Beach Mortgage Loan Trust, Series 2006-5,
Class 2A1
5.35% due 06/25/2036 (b)***	47,993	47,997

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Long Beach Mortgage Loan Trust,
Series 2004-6, Class 1A1
5.52% due 11/25/2034 (b)***	$55,357	$55,364
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 2A1
5.40% due 02/25/2036 (b)***	184,910	184,927
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 2A1
5.39% due 03/25/2036 (b)***	85,562	85,571
Long Beach Mortgage Loan Trust,
Series 2006-3, Class 2A1
5.38% due 04/25/2036 (b)***	110,593	110,608
Master Asset Backed Securities Trust, Series
2006-AM3, Class A1
5.38% due 10/25/2036 (b)***	66,914	66,913
MBNA Credit Card Master Note Trust, Series
2004-A7, Class A7
5.42% due 12/15/2011 (b)***	100,000	100,240
MBNA Master Credit Card Trust, Series 1998-E,
Class A
5.5188% due 09/15/2010 (b)***	100,000	100,167
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2A
5.44% due 10/25/2037 (b)***	516,118	516,116
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
5.42% due 08/25/2036 (b)***	3,254,963	3,252,755
Merrill Lynch Mortgage Investors, Inc., Series
2006-MLN1, Class A2A
5.39% due 07/25/2037 (b)***	581,431	581,390
Merrill Lynch Mortgage Investors, Inc., Series
2006-RM3, Class A2A
5.35% due 06/25/2037 (b)***	316,549	316,562
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A
5.37% due 05/25/2037 (b)***	540,882	540,880
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-WMC1, Class A2A
5.40% due 01/25/2037 (b)***	137,747	137,753
Morgan Stanley ABS Capital I, Series 2006-HE4,
Class A1
5.36% due 06/25/2036 (b)***	108,894	108,894
Morgan Stanley ABS Capital I, Series 2006-HE7,
Class A2A
5.37% due 09/25/2036 (b)***	481,279	481,278
Morgan Stanley ABS Capital I, Series 2006-HE8,
Class A2A
5.37% due 10/25/2036 (b)***	338,023	337,999
Morgan Stanley ABS Capital I, Series 2006-NC4,
Class A2A
5.35% due 06/25/2036 (b)***	50,275	50,275
Morgan Stanley ABS Capital I, Series 2006-NC5,
Class A2A
5.36% due 10/25/2036 ***	589,226	589,144
Morgan Stanley ABS Capital I,
Series 2006-NC1, Class A1
5.40% due 12/25/2035 (b)***	37,539	37,541

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Morgan Stanley ABS Capital I,
Series 2006-WMC2, Class A2A
5.36% due 07/25/2036 (b)***	$2,052,509	$2,052,364
Morgan Stanley Capital I,
Series 2006-NC2, Class A2B
5.47% due 02/25/2036 (b)***	4,400,000	4,400,998
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
5.37% due 11/25/2036 (b)***	165,682	165,659
Nelnet Student Loan Trust, Series 2004-3, Class A3
5.45% due 07/25/2016 (b)***	375,891	376,282
Nelnet Student Loan Trust, Series 2004-4, Class A3
5.45% due 10/25/2016 (b)***	383,489	383,574
Nelnet Student Loan Trust, Series 2006-2, Class A1
5.32% due 10/27/2014 (b)***	178,801	178,786
New Century Home Equity Loan Trust,
Series 2005-B, Class A2A
5.44% due 10/25/2035 (b)***	10,955	10,953
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.39% due 03/25/2036 (b)***	211,504	211,531
Nissan Auto Lease Trust, Series 2006-A, Class A1
5.3467% due 12/14/2007 ***	150,318	150,312
Nomura Asset Acceptance Corp.,
Series 2006-S1, Class A1
5.46% due 01/25/2036 (b)***	254,669	254,688
Nomura Home Equity Loan Inc, Series 2006-HE1,
Class A1
5.43% due 02/25/2036 (b)***	89,130	89,146
Option One Mortgage Loan Trust, Series 2006-2,
Class 2A1
5.37% due 07/25/2036 (b)***	109,307	109,312
Option One Mortgage Loan Trust, Series 2006-3,
Class 2A1
5.36% due 02/25/2037 (b)***	83,429	83,423
Park Place Securities Inc, Series 2005-WCW1,
Class A1B
5.58% due 09/25/2035 (b)***	71,001	71,084
Residential Asset Mortgage Products, Inc., Series
2006-RS6, Class A1
5.39% due 11/25/2036 (b)***	216,095	216,095
Residential Asset Mortgage Products, Inc.,
Series 2006-NC1, Class A1
5.40% due 01/25/2036 (b)***	138,156	138,149
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1A
5.45% due 08/25/2046 (b)***	2,837,685	2,837,281
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
5.39% due 11/25/2036 (b)***	261,004	260,986
Residential Asset Securities Corp., Series
2007-KS2, Class AI1
5.39% due 02/25/2037 (b)***	1,960,687	1,962,138
Residential Asset Securities Corp.,
Series 2006-EMX4, Class A1
5.36% due 06/25/2036 (b)***	851,066	851,103

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited )- continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Asset Securities Corp.,
Series 2006-KS3, Class AI1
5.39% due 04/25/2036 (b)***	$80,135	$80,152
Residential Asset Securities Corp.,
Series 2006-KS4, Class A1
5.36% due 06/25/2036 (b)***	1,286,833	1,286,890
Residential Asset Securities Corp.,
Series 2006-KS9, Class AI1
5.42% due 11/25/2036 (b)***	1,490,363	1,490,458
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
5.37% due 09/25/2036 (b)***	234,604	234,571
Securitized Asset Backed Receivables LLC Trust,
Series 2006-OP1, Class A2A
5.39% due 10/25/2035 (b)***	131,813	131,833
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
5.38% due 12/25/2036 (b)***	2,014,409	2,013,878
Securitized Asset Backed Receivables LLC Trust,
Series 2006-WM4, Class A2A
5.43% due 11/25/2036 (b)***	1,854,617	1,854,311
SLM Student Loan Trust, Series 2006-10, Class A1
5.3229% due 07/25/2013 (b)***	599,784	599,773
SLM Student Loan Trust, Series 2006-8, Class A1
5.34% due 04/25/2012 (b)***	356,381	356,390
SLM Student Loan Trust, Series 2006-9, Class A1
5.3448% due 10/25/2012 (b)***	725,707	725,594
SLM Student Loan Trust, Series 2007-3, Class A1
5.3162% due 10/27/2014 (b)***	5,200,000	5,199,189
Soundview Home Equity Loan Trust, Series
2005-OPT1, Class 2A3
5.55% due 06/25/2035 (b)***	197,965	198,020
Soundview Home Equity Loan Trust, Series
2006-NLC1, Class A1
5.436% due 11/25/2036 ***	448,968	448,618
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
5.42% due 10/25/2036 (b)***	258,860	258,874
Soundview Home Equity Loan Trust,
Series 2006-1, Class A1
5.39% due 02/25/2036 (b)***	11,585	11,584
Soundview Home Equity Loan Trust,
Series 2006-2, Class A1
5.39% due 03/25/2036 (b)***	12,609	12,610
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A1
5.37% due 10/25/2036 (b)***	706,300	706,298
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1
5.43% due 01/25/2037 (b)***	4,406,483	4,405,794
Soundview Home Equity Loan Trust,
Series 2006-OPT1, Class 2A1
5.39% due 03/25/2036 (b)***	93,344	93,349
Soundview Home Equity Loan Trust,
Series 2006-OPT5, Class 2A1
5.35% due 07/25/2036 (b)***	762,573	762,451

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Specialty Underwriting & Residential Finance,
Series 2006-BC2, Class A2A
5.41% due 02/25/2037 (b)***	$1,053,229	$1,053,318
Specialty Underwriting & Residential Finance,
Series 2006-BC3, Class A2A
5.35% due 06/25/2037 (b)***	67,247	67,251
Specialty Underwriting & Residential Finance,
Series 2006-BC5, Class A2B
5.365% due 11/25/2037 (b)***	83,510	83,507
Structured Asset Investment Loan Trust, Series
2006-4, Class A3
5.37% due 07/25/2036 (b)***	64,153	64,067
Structured Asset Investment Loan Trust,
Series 2005-6, Class A7
5.41% due 07/25/2035 (b)***	9,102	9,101
Structured Asset Securities Corp., Series
2005-WF4, Class A2
5.40% due 11/25/2035 (b)***	234,110	234,144
Structured Asset Securities Corp., Series
2006-BC3, Class A2
5.37% due 10/25/2036 (b)***	906,807	907,297
Structured Asset Securities Corp.,
Series 2005-7XS, Class 2A1A
4.90% due 04/25/2035 ***	1,163,107	1,124,795
Structured Asset Securities Corp.,
Series 2005-S7, Class A1
5.45% due 12/25/2035 (b)***	632,909	632,978
Structured Asset Securities Corp.,
Series 2006-11, Class A1
5.345% due 10/25/2035 (b)***	576,680	574,425
Triad Auto Receivables Owner Trust, Series
2006-C, Class A1
5.3409% due 11/13/2007 ***	147,491	147,485
Truman Capital Mortgage Loan Trust,
Series 2004-1, Class A1
5.66% due 01/25/2034 (b)***	32,963	32,989
USAA Auto Owner Trust, Series 2006-1, Class A2
5.03% due 11/17/2008 ***	221,681	221,582
Wachovia Auto Loan Owner Trust, Series 2006-2A,
Class A1
5.358% due 11/09/2007 ***	68,515	68,513

TOTAL ASSET BACKED SECURITIES
(Cost $97,878,371)		$97,843,613

OPTIONS - 0.02%
Call Options - 0.02%
Chicago Board of Trade American Purchased Call
on U.S. Treasury Bond Futures
Expiration 05/25/2007 at $120.00 *	449,000	7,016
Expiration 05/25/2007 at $127.00 *	140,000	2,188
Chicago Board of Trade American Purchased Call
on U.S. Treasury Note Futures
Expiration 05/25/2007 at $114.00 *	244,000	3,812
EUREX American Call Euro Bund
Expiration 05/24/2007 at $120.50 *	51,600,000	0
Over The Counter European Style Call
Expiration 06/07/2007 at $5.25 *	30,000,000	190,971

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
Call Options (continued)
Over The Counter European Style Call (continued)
Expiration 06/07/2007 at $5.25 *	7,000,000	$44,560

		248,547
Put Options - 0.00%
Chicago Board of Trade American Purchased Put
5 Yrs. Futures
Expiration 05/25/2007 at $101.50 *	477,000	7,453
Chicago Mercantile Exchange American
Purchase Put on Eurodollar
Expiration 12/17/2007 at $91.25 *	172,500	431
Expiration 03/17/2008 at $91.75 *	812,500	2,031
Expiration 09/17/2007 at $92.00 *	25,000	63
EUREX American Put Euro Bund
Expiration 05/24/2007 at $111.00 *	51,600,000	0
Over The Counter European Purchase Put
Treasury Inflationary Index, 0.875%
Expiration 06/04/2007 at $86.53125 *	120,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 1.875%
Expiration 06/18/2007 at $72.00 *	110,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 2.375%
Expiration 04/23/2007 at $70.00 *	40,000,000	0
Expiration 04/23/2007 at $75.00 *	70,000,000	1
Expiration 04/24/2007 at $87.640625 *	50,000,000	1

		9,982

TOTAL OPTIONS (Cost $277,789)		$258,529

SHORT TERM INVESTMENTS - 62.61%
Abbey National LLC
5.22% due 05/24/2007 to 06/11/2007	$20,700,000	$20,537,788
ASB Finance, Ltd.
5.24% due 05/17/2007	26,900,000	26,563,272
Bank of America Corp.
5.25% due 03/15/2007	23,600,000	23,268,572
Bank of Ireland
5.235% due 05/01/2007 to 05/08/2007	23,900,000	23,591,662
Barclays U.S. Funding LLC
5.24% due 05/29/2007	5,700,000	5,651,879
5.245% due 04/10/2007 to 04/23/2007	22,800,000	22,730,327
BNP Paribas
5.27% due 09/23/2008	3,700,000	3,697,871
BNP Paribas Finance, Inc.
5.212% due 06/06/2007	17,100,000	16,936,604
Cox Communications, Inc.
5.875% due 07/16/2007	800,000	800,000
DaimlerChrysler N.A. Holding Corp.
5.82% due 09/10/2007 (b)	4,600,000	4,607,043
DaimlerChrysler North America Holding Corp.
5.345% due 06/22/2007	4,800,000	4,741,561
Danske Corp.
5.25% due 04/11/2007	31,100,000	31,004,756
Dexia Delaware LLC
5.23% due 05/21/2007	49,000,000	48,644,069

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS (continued)
DNB NORBank ASA
5.22% due 06/13/2007 to 06/22/2007		$30,400,000	$30,070,516
Fortis Bank
5.265% due 06/30/2008		5,400,000	5,399,816
5.30% due 09/30/2008 (b)		10,500,000	10,493,723
Government of France
zero coupon due 05/31/2007	EUR	17,500,000	23,260,758
France Treasury Bill BTF
zero coupon due 06/14/2007		4,470,000	5,932,462
General Electric Capital Corp.
5.20% due 07/30/2007		$10,000,000	9,826,667
5.21% due 06/06/2007		300,000	297,134
5.22% due 06/08/2007		16,800,000	16,634,352
HBOS Treasury Services PLC
5.215% due 06/11/2007		25,300,000	25,039,786
5.225% due 06/14/2007 to 06/22/2007		6,200,000	6,132,946
Honda Auto Receivables Owner Trust,
Series 2006-3, Class A1
5.3418% due 11/15/2007		550,698	550,664
ING (US) Funding LLC
5.21% due 06/06/2007		28,200,000	27,930,643
5.22% due 06/19/2007		3,200,000	3,163,344
Intesa Funding LLC
5.22% due 06/15/2007		3,000,000	2,967,375
5.235% due 05/16/2007		28,300,000	28,114,812
Ixis Commerical Paper
5.215% due 06/13/2007		24,700,000	24,345,771
5.24% due 05/21/2007		1,600,000	1,580,437
Ixis Corp.
5.24% due 05/04/2007		4,500,000	4,442,360
Nordea Bank Finland PLC, Series YCD
5.2625% due 03/31/2008 (b)		300,000	299,947
Rabobank USA Finance Corp.
5.395% due 04/02/2007		26,400,000	26,396,040
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		5,100,000	5,098,512
Sanpaola Imi US Financial Co.
5.22% due 06/27/2007		15,400,000	15,205,729
Santander US Debt SA Unipersonal
5.40% due 09/21/2007 (b)		300,000	300,177
Skandinaviska Enskilda Banken AB
5.22% due 06/29/2007		28,100,000	27,721,072
5.235% due 04/10/2007		600,000	592,147
5.271% due 07/06/2007 to 10/03/2007		1,300,000	1,299,918
5.30% due 02/04/2008		600,000	599,949
Societe Generale North America, Inc.
5.20% due 04/02/2007 to 06/11/2007		2,300,000	2,283,490
5.21% due 06/08/2007		5,500,000	5,445,874
5.22% due 05/04/2007 to 05/09/2007		21,800,000	21,695,714
Societe Generale NY
5.268% due 03/26/2008 to 06/30/2008		5,900,000	5,898,206
Societe Generale NY, Series YCD
5.257% due 06/11/2007 (b)		800,000	799,933
Svenska Handelsbanken
5.235% due 04/19/2007		27,300,000	27,228,542
Swedbank, Inc.
5.24% due 04/12/2007		300,000	299,520

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Time Warner, Inc.
5.36% due 04/12/2007	$1,900,000	$1,868,316
U.S. Treasury Bill
zero coupon due 05/31/2007 ****	150,000	148,773
U.S. Treasury Bills
zero coupon due 06/14/2007	100,000	98,994
zero coupon due 06/14/2007 ****	1,660,000	1,643,110
UBS Finance (Delaware) LLC
5.16% due 06/12/2007	9,800,000	9,698,864
5.185% due 04/02/2007 to 07/06/2007	700,000	693,058
5.215% due 05/08/2007	11,600,000	11,537,826
5.225% due 05/15/2007 to 06/05/2007	8,700,000	8,640,696
Unicredito Luxembourg Finance
5.225% due 05/22/2007	23,300,000	22,894,192

TOTAL SHORT TERM INVESTMENTS
(Cost $656,963,414)		$657,347,569

REPURCHASE AGREEMENTS - 0.75%
Lehman Brothers Tri-Party
Repurchase Agreement dated
03/30/2007 at 5.15% to be
repurchased at $4,001,717 on
04/02/2007, collateralized by
$3,100,000 U.S. Treasury Bond,
8.125% due 08/15/2019 (valued at
$4,098,669, including interest)	$4,000,000	$4,000,000
Repurchase Agreement with State Street
Corp. dated 03/30/2007 at 4.60% to be
repurchased at $3,910,498 on 04/02/2007,
collateralized by $3,815,000 Federal Home
Loan Bank, 5.50% due 07/15/2036 (valued
at $3,991,444, including interest) (c)	3,909,000	3,909,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,909,000)		$7,909,000

Total Investments (Real Return Bond Trust)
(Cost $2,149,811,437) - 204.59%		$2,147,828,597
Liabilities in Excess of Other Assets - (104.59)%		(1,098,000,075)
TOTAL NET ASSETS - 100.00%		$1,049,828,522

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES - 100.00%
U.S. Treasury Notes
4.625%, due 11/15/2016	$9,900,000	$9,870,993

TOTAL U.S. TREASURY
NOTES (Proceeds $9,912,188)		$9,870,993

Total Securities Sold Short
(Proceeds $9,912,188)		$9,870,993

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.56%
Advertising - 1.73%
Aquantive, Inc. * (a)	33,700	$940,567
Focus Media Holding, Ltd., ADR *	48,810	3,829,633
Monster Worldwide, Inc. *	39,000	1,847,430

		6,617,630
Agriculture - 0.53%
Monsanto Company	37,200	2,044,512
Biotechnology - 0.61%
Amgen, Inc. *	41,700	2,330,196
Business Services - 0.90%
Accenture, Ltd., Class A	45,800	1,765,132
Electronic Data Systems Corp.	10,500	290,640
SAIC, Inc. *	79,900	1,383,868

		3,439,640
Cellular Communications - 2.71%
Crown Castle International Corp. *	39,400	1,265,922
Motorola, Inc.	98,500	1,740,495
NII Holdings, Inc. *	99,100	7,351,238

		10,357,655
Chemicals - 0.75%
Tokuyama Corp. (a)	79,000	1,384,255
Wacker Chemie AG *	8,430	1,465,658

		2,849,913
Computers & Business Equipment - 16.41%
Acme Packet, Inc. * (a)	6,700	99,026
Apple Computer, Inc. *	130,320	12,108,031
BigBand Networks, Inc. *	15,000	270,150
Cisco Systems, Inc. *	683,130	17,440,309
Cogent, Inc. * (a)	131,600	1,770,020
Cognizant Technology Solutions Corp.,
Class A *	50,900	4,492,943
Dell, Inc. *	90,251	2,094,726
Delta Electronics, Inc.	259,000	837,504
EMC Corp. *	174,100	2,411,285
Isilon Systems, Inc. * (a)	34,500	557,865
Juniper Networks, Inc. *	373,052	7,341,663
Network Appliance, Inc. *	125,070	4,567,556
Palm, Inc. * (a)	69,200	1,254,596
Research In Motion, Ltd. *	17,310	2,362,642
SanDisk Corp. *	6,700	293,460
Seagate Technology	173,660	4,046,278
Sun Microsystems, Inc. *	118,400	711,584

		62,659,638
Electrical Equipment - 0.46%
Hoya Corp. (a)	53,400	1,775,988
Electronics - 3.14%
Flextronics International, Ltd. *	236,200	2,584,028
Hon Hai Precision Industry Company, Ltd.	232,400	1,559,166
Jabil Circuit, Inc.	79,900	1,710,659
Samsung Electronics Company, Ltd.	10,253	6,135,344

		11,989,197
The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 2.40%
Energy Conversion Devices, Inc. * (a)	66,500	$2,323,510
Q-Cells AG *	18,700	1,201,452
Renewable Energy Corp AS *	61,800	1,397,983
SunPower Corp., Class A. * (a)	48,150	2,190,825
Suntech Power Holdings Company, Ltd., ADR *	59,420	2,056,526

		9,170,296
Food & Beverages - 0.31%
Orkla ASA	16,800	1,184,325
Healthcare Products - 0.08%
Boston Scientific Corp. *	20,200	293,708
Healthcare Services - 1.00%
Cerner Corp. *	70,200	3,822,390
Household Appliances - 0.30%
LG Electronics, Inc.	16,541	1,128,694
Industrial Machinery - 0.31%
Cameron International Corp. *	19,060	1,196,777
Industrials - 0.85%
ABB, Ltd. *	74,700	1,285,158
ABB, Ltd.	115,400	1,979,482

		3,264,640
Internet Content - 5.58%
Google, Inc., Class A *	26,460	12,122,914
Yahoo!, Inc. *	293,900	9,196,131

		21,319,045
Internet Retail - 1.20%
eBay, Inc. *	138,500	4,591,275
Internet Service Provider - 2.34%
Salesforce.Com, Inc. *	171,900	7,360,758
SINA.com *	46,390	1,559,168

		8,919,926
Internet Software - 3.43%
Akamai Technologies, Inc. *	5,000	249,600
McAfee, Inc. *	50,000	1,454,000
Tencent Holdings, Ltd.	1,670,000	5,449,973
VeriSign, Inc. *	237,400	5,963,488

		13,117,061
Leisure Time - 2.61%
DreamWorks Animation SKG, Class A *	30,300	926,574
Electronic Arts, Inc. *	156,686	7,890,707
International Game Technology	28,100	1,134,678

		9,951,959
Manufacturing - 0.68%
Foxconn International Holdings, Ltd. * (a)	499,000	1,532,673
Tyco International, Ltd.	33,400	1,053,770

		2,586,443
Semiconductors - 19.52%
Advanced Micro Devices, Inc. * (a)	77,100	1,006,926
Altera Corp. *	228,300	4,563,717

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Analog Devices, Inc.	171,100	$5,901,239
Broadcom Corp., Class A *	163,690	5,249,538
Chartered Semiconductor Manufacturing, Ltd. *	4,800,000	4,586,642
(a)
Conexant Systems, Inc. * (a)	392,600	647,790
First Solar, Inc. *	19,300	1,003,793
FormFactor, Inc. *	49,800	2,228,550
Infineon Technologies AG *	290,000	4,518,409
Intel Corp.	121,900	2,331,947
Marvell Technology Group, Ltd. *	610,300	10,259,143
Maxim Integrated Products, Inc.	257,760	7,578,144
MediaTek, Inc.	32,900	377,818
MEMC Electronic Materials, Inc. *	21,990	1,332,154
Microchip Technology, Inc.	16,800	596,904
Micron Technology, Inc. *	59,900	723,592
National Semiconductor Corp.	33,000	796,620
NVIDIA Corp. *	83,800	2,411,764
ON Semiconductor Corp. *	183,950	1,640,834
PMC-Sierra, Inc. * (a)	262,900	1,842,929
QLogic Corp. *	20,400	346,800
Silicon Laboratories, Inc. *	16,800	502,656
Spansion, Inc. * (a)	52,700	642,413
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	257,229	2,765,212
Texas Instruments, Inc.	93,600	2,817,360
Varian Semiconductor Equipment
Associates, Inc. *	32,620	1,741,256
Xilinx, Inc. (a)	238,100	6,126,313

		74,540,463
Software - 11.77%
Activision, Inc. *	233,100	4,414,914
Adobe Systems, Inc. *	122,632	5,113,754
Autodesk, Inc. *	246,500	9,268,400
Citrix Systems, Inc. *	65,500	2,097,965
Infosys Technologies, Ltd., ADR	15,500	778,875
Microsoft Corp.	200,800	5,596,296
NAVTEQ Corp. *	63,800	2,201,100
Oracle Corp. *	116,300	2,108,519
Red Hat, Inc. *	445,200	10,208,436
Satyam Computer Services, Ltd., ADR	9,100	206,570
THQ, Inc. *	87,050	2,976,240

		44,971,069
Telecommunications Equipment &
Services - 12.43%
Alcatel SA, ADR	147,100	1,738,722
Amdocs, Ltd. *	90,300	3,294,144
American Tower Corp., Class A *	33,300	1,297,035
Atheros Communications, Inc. * (a)	26,300	629,359
Ciena Corp. * (a)	117,200	3,275,740
Comverse Technology, Inc. *	211,700	4,519,795
Corning, Inc. *	301,720	6,861,113
Finisar Corp. * (a)	396,000	1,386,000

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
JDS Uniphase Corp. * (a)	60,825	$926,364
Level 3 Communications, Inc. * (a)	560,000	3,416,000
Nokia Oyj, SADR *	127,450	2,921,154
QUALCOMM, Inc.	277,300	11,829,618
Riverbed Technology, Inc. *	10,700	295,748
Telefonaktiebolaget LM Ericsson, SADR	124,600	4,621,414
ZTE Corp., Class H (a)	98,900	462,617

		47,474,823

Toys, Amusements & Sporting Goods - 3.04%
Nintendo Company, Ltd. (a)	39,800	11,594,862
Travel Services - 0.47%
Ctrip.com International, Ltd., ADR	26,800	1,795,198

TOTAL COMMON STOCKS (Cost $336,211,714)		$364,987,323

WARRANTS - 1.68%
Electronics - 1.09%
Merrill Lynch Call Hon Hai Precision Industry Co.
(Expiration date 11/17/2010; strike
price TWD .000001)	621,000	4,166,289
Software - 0.59%
Merrill Lynch Call Infosys Technologies Ltd.
(Expiration date 11/22/2010; strike
price INR 0.000001)	48,030	2,241,752

TOTAL WARRANTS (Cost $6,305,396)		$6,408,041

SHORT TERM INVESTMENTS - 16.67%
State Street Navigator Securities
Lending Prime Portfolio (c)	$61,183,767	$61,183,767
T. Rowe Price Reserve Investment Fund (c)	2,506,214	2,506,214

TOTAL SHORT TERM INVESTMENTS
(Cost $63,689,981)		$63,689,981

REPURCHASE AGREEMENTS - 0.73%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$2,774,063 on 04/02/2007,
collateralized by $2,020,000
Federal Home Loan Mortgage
Corp., 5.65% due 02/23/2017
(valued at $2,040,200, including
interest) and $795,000 Federal
Home Loan Mortgage Corp.,
3.875% due 06/15/2008 (valued at
$793,013, including interest) (c)	$2,773,000	$2,773,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,773,000)		$2,773,000

Total Investments (Science & Technology Trust)
(Cost $408,980,091) - 114.64%		$437,858,345
Liabilities in Excess of Other Assets - (14.64)%		(55,913,767)

TOTAL NET ASSETS - 100.00%		$381,944,578

Short-Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 7.14%
U.S. Treasury Notes - 7.14%
4.25% due 10/31/2007 (a)	$4,700,000	$4,679,437
4.625% due 02/29/2012 (a)	2,800,000	2,810,391
4.75% due 02/15/2010 (a)	12,700,000	12,772,428

		20,262,256

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,267,824)		$20,262,256

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.65%
Federal Home Loan Mortgage Corp. - 4.22%
5.25% due 07/18/2011	8,500,000	8,632,048
5.828% due 11/01/2033 (b)	533,407	543,151
6.50% due 12/01/2009	189,070	190,560
7.00% due 12/01/2010 to 02/01/2014	1,441,735	1,479,864
7.50% due 11/01/2009 to 06/01/2012	328,085	334,590
8.00% due 06/01/2010	69,122	71,252
8.50% due 05/01/2015	680,131	724,078

		11,975,543
Federal National Mortgage
Association - 12.13%
4.25% due 08/15/2010	10,000,000	9,828,700
5.622% due 09/01/2033 (b)	825,582	841,135
6.00% due 05/15/2008 to 01/01/2017	16,709,823	16,896,620
6.50% due 04/01/2017 to 08/01/2017	3,069,460	3,144,469
7.00% due 12/01/2010 to 07/01/2034	1,805,925	1,870,008
7.00% due 01/01/2033 (b)	210,160	213,653
7.50% due 08/01/2009 to 07/01/2034	1,155,158	1,196,799
8.00% due 07/01/2014	398,264	417,619

		34,409,003
Government National Mortgage
Association - 0.30%
7.00% due 12/15/2008	144,544	145,571
8.00% due 12/15/2025	307,912	321,027
8.50% due 11/15/2015	354,238	372,891

		839,489

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $47,456,158)		$47,224,035

CORPORATE BONDS - 28.84%
BAC Capital Trust XIII
5.76% due 12/31/2049 (b)	2,000,000	1,990,718
Aerospace - 0.23%
Raytheon Company
6.75% due 08/15/2007	643,000	645,751
Amusement & Theme Parks - 0.71%
Walt Disney Co, Series MTN
5.44% due 09/10/2009 (b)	2,000,000	2,002,672
Banking - 1.06%
ICICI Bank, Ltd.
5.895% due 01/12/2010 (b)	1,000,000	1,001,161

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Lehman Brothers Holdings, Inc., Series MTN
5.475% due 11/16/2009 (b)	$2,000,000	$1,998,976

		3,000,137

Broadcasting - 1.06%
Univision Communications, Inc.
3.50% due 10/15/2007	2,000,000	1,970,000
Viacom, Inc.
6.625% due 05/15/2011	1,000,000	1,045,325

		3,015,325

Building Materials & Construction - 0.50%
DR Horton, Inc.
7.50% due 12/01/2007	1,400,000	1,415,004
Cable and Television - 1.96%
Cox Communications, Inc.
5.91% due 12/14/2007 (b)	1,000,000	1,003,015
Time Warner, Inc.
5.606% due 11/13/2009 (b)	2,500,000	2,502,971
6.75% due 04/15/2011	1,000,000	1,053,870
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	1,013,724

		5,573,580

Crude Petroleum & Natural Gas - 0.40%
Sempra Energy
5.83% due 05/21/2008 (b)	1,130,000	1,129,948
Electrical Utilities - 1.28%
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008	1,150,000	1,154,447
Dominion Resources, Inc.
4.75% due 12/15/2010	1,000,000	985,824
Dominion Resources, Inc., Series B
5.554% due 11/14/2008 (b)	1,500,000	1,501,032

		3,641,303

Energy - 0.70%
Enterprise Products Operating LP, Series B
4.00% due 10/15/2007	2,000,000	1,985,422
Financial Services - 3.90%
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011	950,000	959,629
CIT Group, Inc.
5.58% due 05/18/2007 (b)	1,000,000	1,000,331
Janus Capital Group, Inc.
5.875% due 09/15/2011	1,000,000	1,012,434
Kaupthing Bank HF
6.06% due 01/15/2010 (b)	1,000,000	999,977
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 04/25/2011	1,000,000	1,019,830
NiSource Finance Corp.
7.875% due 11/15/2010	1,000,000	1,083,834
Preferred Term Securities VIII
5.35% due 01/03/2033 (b)	1,140,000	1,137,720
Residential Capital Corp.
6.66% due 11/21/2008 (b)	1,000,000	1,001,612
6.725% due 06/29/2007 (b)	2,000,000	2,002,236

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Vita Capital III, Ltd., Series B-I
6.465% due 01/01/2011 (b)	$850,000	$850,850

		11,068,453
Gas & Pipeline Utilities - 1.07%
Kinder Morgan Energy Partners, LP
5.35% due 08/15/2007	1,500,000	1,498,821
ONEOK Partners LP
5.90% due 04/01/2012	1,500,000	1,539,741

		3,038,562
Healthcare Services - 0.74%
WellPoint, Inc.
3.50% due 09/01/2007	1,225,000	1,214,837
3.75% due 12/14/2007	895,000	885,014

		2,099,851
Homebuilders - 0.14%
Centex Corp.
4.75% due 01/15/2008	400,000	397,904
Hotels & Restaurants - 1.06%
Harrah's Operating Company, Inc.
7.125% due 06/01/2007	1,000,000	1,003,750
Hilton Hotels Corp.
7.95% due 04/15/2007	1,000,000	1,000,000
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,000,000	1,000,772

		3,004,522
Insurance - 3.68%
CNA Financial Corp.
6.00% due 08/15/2011	1,500,000	1,531,579
6.60% due 12/15/2008	1,400,000	1,427,692
Hartford Financial Services Group, Inc.
5.55% due 08/16/2008	1,250,000	1,256,610
6.375% due 11/01/2008	1,000,000	1,017,781
ING Security Life Institutional Funding
4.25% due 01/15/2010	895,000	876,343
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,500,000	1,530,669
W.R. Berkley Corp.
5.125% due 09/30/2010	1,300,000	1,289,591
Xstrata Finance Dubai Ltd.
5.723% due 11/13/2009 (b)	1,500,000	1,501,244

		10,431,509
Leisure Time - 0.35%
MGM Mirage, Inc.
6.00% due 10/01/2009	1,000,000	1,001,250
Petroleum Services - 0.35%
Anadarko Petroleum Corp.
3.25% due 05/01/2008	1,000,000	977,624
Publishing - 0.31%
Dow Jones & Company, Inc.
3.875% due 02/15/2008	890,000	876,606

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate - 5.73%
Colonial Realty, LP
4.75% due 02/01/2010	$1,500,000	$1,478,739
Duke Realty, LP
3.35% due 01/15/2008	1,625,000	1,596,860
Health Care REIT, Inc.
7.50% due 08/15/2007	487,000	489,924
iStar Financial, Inc., REIT
5.90% due 03/16/2009 (b)	2,000,000	2,012,306
iStar Financial, Inc., Series B, REIT
4.875% due 01/15/2009	1,620,000	1,607,715
Lennar Corp.
7.625% due 03/01/2009	500,000	519,293
Rouse Company, REIT
3.625% due 03/15/2009	900,000	858,012
Simon Property Group, LP, REIT
3.75% due 01/30/2009	2,256,000	2,202,321
United Dominion Realty Trust, Inc., Series MTNE
4.50% due 03/03/2008	1,000,000	998,963
Vornado Realty, LP
5.60% due 02/15/2011	1,000,000	1,002,918
5.625% due 06/15/2007	1,485,000	1,484,397
Westfield Group
5.40% due 10/01/2012	2,000,000	2,009,222

		16,260,670

Retail Trade - 0.70%
Home Depot, Inc.
5.49% due 12/16/2009 (b)	1,000,000	1,000,600
May Department Stores Company
3.95% due 07/15/2007	1,000,000	994,907

		1,995,507

Telecommunications Equipment &
Services - 0.38%
Deutsche Telekom International Finance BV
8.00% due 06/15/2010	1,000,000	1,084,016
Telephone - 1.12%
BellSouth Corp.
4.20% due 09/15/2009	1,200,000	1,175,039
Sprint Capital Corp.
6.375% due 05/01/2009	1,000,000	1,021,440
Telecom Italia Capital SA
4.00% due 01/15/2010	1,000,000	966,132

		3,162,611

Transportation - 0.71%
FedEx Corp.
5.50% due 08/15/2009	2,000,000	2,015,270

TOTAL CORPORATE BONDS (Cost $81,450,072)		$81,814,215

COLLATERALIZED MORTGAGE
OBLIGATIONS - 36.69%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class XP
0.7108% IO due 07/10/2042 (b)	63,864,053	1,367,527

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Funding Corp.,
Series 2005-H, Class 1A1
5.0431% due 11/20/2035 (b)	$2,522,415	$2,537,088
Banc of America Large Loan,
Series 2005-ESHA, Class H
6.42% due 07/14/2020 (b)	1,500,000	1,496,794
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.58% due 03/15/2022 (b)	850,000	850,532
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2006-4, Class 2A1
5.8303% due 10/25/2036 (b)	5,513,383	5,550,081
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR3, Class A1
3.236% due 02/11/2041	690,983	675,091
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PW10, Class X2
0.059% IO due 12/11/2040 (b)	408,931,881	1,723,280
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class A2
5.478% due 10/12/2041	5,000,000	5,061,791
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class X2
0.447% IO due 09/11/2041 (b)	100,000,000	2,295,340
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
5.76% due 03/15/2019 (b)	1,000,000	999,022
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	1,834,479	1,850,341
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
4.90% due 10/25/2035 (b)	872,568	863,027
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF2, Class A2C
5.852% due 05/25/2036	1,700,000	1,707,697
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class X2
0.9786% IO due 03/10/2039 (b)	36,685,516	958,567
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.52% due 11/15/2017 (b)	565,000	565,091
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class AJFX
5.478% due 02/05/2019	2,700,000	2,727,770
Commercial Mortgage Pass Through Certificates,
Series 2006-FL12, Class B
5.49% due 12/15/2020 (b)	1,939,642	1,939,642
Countrywide Alternative Loan Trust,
Series 2003-3T1, Class A2
4.50% due 05/25/2033	812,470	802,241
Countrywide Alternative Loan Trust,
Series 2005-2, Class 1A1
5.1055% due 03/25/2035 (b)	1,171,773	1,175,913
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-2, Class 1A1
6.1411% due 02/25/2034 (b)	544,081	543,043

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans, Series 2005-HYB5,
Class 1A2
4.876% due 09/20/2035 (b)	$1,695,011	$1,688,265
Countrywide Home Loans,
Series 2005-HYB6, Class 1A1
5.0668% due 10/20/2035 (b)	1,084,313	1,079,592
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class ASP
0.5913% IO due 09/15/2039 (b)	122,000,000	3,707,836
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA2
5.62% due 10/15/2021 (b)	2,000,000	2,002,364
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.55% due 04/15/2021 (b)	675,000	675,135
Crown Castle Towers LLC, Series 2006-1A, Class C
5.469% due 11/15/2036	1,500,000	1,503,371
CS First Boston Mortgage Securities Corp.,
Series 2003-C3, Class A1
2.079% due 05/15/2038	973,958	954,000
Federal Home Loan Mortgage Corp.,
Series 2516, Class AX
8.50% due 01/15/2016	640,234	659,215
Federal Home Loan Mortgage Corp.,
Series 2589, Class GK
4.00% due 03/15/2026	1,934,440	1,910,188
Federal National Mortgage Association,
Series 2001-53, Class GH
8.00% due 09/25/2016	265,580	278,882
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0195% due 08/25/2034 (b)	1,658,954	1,659,262
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036	670,000	675,904
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A1
2.904% due 01/10/2040	576,291	570,254
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
4.4094% due 11/19/2034 (b)	977,184	983,149
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB16, Class X2
0.1196% IO due 05/12/2045 (b)	109,002,150	2,722,078
JP Morgan Mortgage Trust,
Series 2007-A1, Class 3A2
5.012% due 07/25/2035 (b)	6,862,047	6,823,312
LB-UBS Commercial Mortgage Trust,
Series 2000-C3, Class A1
7.95% due 05/15/2015	4,362	4,363
LB-UBS Commercial Mortgage Trust,
Series 2003-C1, Class A1
2.72% due 03/15/2027	1,338,626	1,315,134
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class XCP
0.3633% IO due 09/15/2040 (b)	38,744,127	630,692

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCP
0.6467% IO due 09/15/2039 (b)	$84,803,000	$2,786,169
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2004-LLFA, Class A2
5.49% due 10/15/2017 (b)	465,889	465,903
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2005-LLFA, Class E
5.60% due 07/15/2018 (b)	1,270,000	1,269,993
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.1141% due 03/25/2035 (b)	1,495,518	1,498,657
Merrill Lynch Mortgage Investors Inc,
Series 2003-A1, Class 1A
7.1875% due 12/25/2032 (b)	91,912	92,305
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	2,609,205	2,608,286
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A1
5.528% due 05/12/2039 (b)	1,313,832	1,323,468
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class B1
5.97% due 06/25/2028 (b)	1,071,988	1,076,821
Morgan Stanley Capital I,
Series 2005-HQ6, Class X2
0.3694% IO due 08/13/2042 (b)	37,483,805	694,391
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
5.62% due 12/20/2049 (b)	1,000,000	1,000,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
5.72% due 12/20/2049 (b)	1,000,000	1,000,000
Multi Security Asset Trust,
Series 2005-RR4A, Class A1
4.38% due 11/28/2035	2,480,305	2,435,395
SBA CMBS Trust, Series 2006-1A, Class A
5.314% due 11/15/2036	2,000,000	2,010,212
Sequoia Mortgage Trust, Series 2004-4, Class A
5.7288% due 05/20/2034 (b)	755,571	755,570
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
5.049% due 10/25/2034 (b)	2,318,856	2,328,031
Trapeza CDO LLC
5.9116% due 04/06/2042 (b)	1,500,000	1,500,000
Washington Mutual, Inc.,
Series 2005-AR12, Class 1A8
4.837% due 10/25/2035	914,043	907,867
Washington Mutual, Inc., Series 2006-SL1, Class A
5.303% due 11/23/2043	993,466	995,019
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-2, Class A6
5.25% due 02/25/2018	3,324,428	3,300,455
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.945% due 10/25/2035 (b)	1,047,976	1,050,156

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 4A1
4.9988% due 10/25/2035 (b)	$5,460,878	$5,410,480
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR17, Class A1
5.3393% due 10/25/2036 (b)	4,072,670	4,056,411

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $104,380,337)		$104,098,463

ASSET BACKED SECURITIES - 7.42%
Alesco Preferred Funding, Ltd., Series 14A, Class B
6.015% due 09/23/2037 (b)	2,000,000	1,995,000
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.96% due 01/26/2042 (b)	365,000	364,927
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	610,000	608,048
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.79% due 03/20/2050 (b)	3,000,000	3,002,930
Cedarwoods Credit CDO Ltd.,
Series 2007-2A, Class B
5.70% due 02/25/2052 (b)	1,000,000	1,000,000
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF3
3.842% due 10/25/2030	60,187	59,962
Countrywide Asset-Backed Certificates,
Series 2005-1, Class 1AV2
5.52% due 07/25/2035 (b)	728,105	728,311
Crystal River Resecuritization
5.82% due 09/22/2047	2,100,000	2,092,125
Equity One ABS, Inc., Series 2004-2, Class AV2
5.57% due 07/25/2034 (b)	60,131	60,189
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	139,495	144,473
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.77% due 11/25/2051 (b)	2,300,000	2,292,295
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.56% due 11/25/2035 (b)	393,550	393,644
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
6.02% due 02/25/2034 (b)	4,000,000	4,010,283
Mesa West Capital CDO Ltd.,
Series 2007-1A, Class A1
5.6293% due 06/25/2047 (b)	870,000	870,000
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.07% due 02/01/2041 (b)	475,000	472,102
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.27% due 02/01/2041 (b)	475,000	472,055
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	900,000	901,808
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036	500,000	498,136

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	$500,000	$499,913
SACO I, Inc., Series 2006-8, Class AIO
5.50% IO due 06/25/2036 (b)	15,690,450	587,011

TOTAL ASSET BACKED SECURITIES
(Cost $20,941,563)		$21,053,212

SHORT TERM INVESTMENTS - 7.35%
State Street Navigator Securities
Lending Prime Portfolio (c)	$20,841,376	$20,841,376

TOTAL SHORT TERM INVESTMENTS
(Cost $20,841,376)		$20,841,376

REPURCHASE AGREEMENTS - 2.51%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$7,134,734 on 04/2/2007,
collateralized by $4,395,000
Federal Home Loan Mortgage
Corp., 5.40% due 03/17/2021
(valued at $4,323,581, including
interest) and $2,855,000 Federal
National Mortgage Association,
5.45% due 10/18/2021 (valued at
$2,954,925, including interest) (c)	$7,132,000	$7,132,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,132,000)		$7,132,000

Total Investments (Short-Term Bond Trust)
(Cost $302,469,330) - 106.60%		$302,425,557
Liabilities in Excess of Other Assets - (6.60)%		(18,717,457)

TOTAL NET ASSETS - 100.00%		$283,708,100

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.92%
Advertising - 1.28%
Focus Media Holding, Ltd., ADR *	47,780	$3,748,819
Aerospace - 3.89%
Teledyne Technologies, Inc. *	85,484	3,200,521
TransDigm Group, Inc. *	139,740	5,083,741
Triumph Group, Inc.	57,020	3,155,487

		11,439,749

Agriculture - 1.38%
Agrium, Inc.	105,600	4,047,648
Air Travel - 0.57%
Copa Holdings SA, Class A	32,660	1,681,663

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles - 0.82%
Under Armour, Inc., Class A *	46,690	$2,395,197
Auto Parts - 1.36%
LKQ Corp. *	182,360	3,986,390
Banking - 0.94%
First Community Bancorp	48,990	2,769,895
Biotechnology - 2.70%
Arena Pharmaceuticals, Inc. * (a)	104,080	1,130,309
Charles River Laboratories International, Inc. *	65,330	3,022,166
Digene Corp. * (a)	89,370	3,790,181

		7,942,656
Business Services - 6.83%
FactSet Research Systems, Inc.	59,460	3,737,061
Jackson Hewitt Tax Service, Inc.	64,000	2,059,520
Kenexa Corp. *	89,710	2,792,672
Resources Connection, Inc. *	135,260	4,326,967
TeleTech Holdings, Inc. *	194,930	7,151,982

		20,068,202
Cable and Television - 0.65%
Central European Media Enterprises, Ltd.,
Class A *	21,600	1,911,600
Cellular Communications - 1.82%
Leap Wireless International, Inc. *	81,270	5,362,195
Chemicals - 1.72%
Terra Industries, Inc. *	288,990	5,057,325
Coal - 0.74%
Arch Coal, Inc. (a)	71,270	2,187,276
Commercial Services - 2.62%
AerCap Holdings NV *	83,700	2,436,507
Live Nation, Inc. *	126,120	2,782,207
WNS Holdings, Ltd., ADR * (a)	84,660	2,466,993

		7,685,707
Computers & Business Equipment - 3.87%
Foundry Networks, Inc. *	106,760	1,448,733
IHS, Inc., Class A *	84,170	3,460,229
InPhonic, Inc. * (a)	276,090	3,009,381
Smart Modular Technologies WWH, Inc. *	271,220	3,468,904

		11,387,247
Construction & Mining Equipment - 0.89%
Washington Group International, Inc. *	39,510	2,624,254
Crude Petroleum & Natural Gas - 1.18%
Cabot Oil & Gas Corp., Class A	51,700	3,480,444
Domestic Oil - 1.15%
Denbury Resources, Inc. *	113,580	3,383,548
Drugs & Health Care - 0.99%
Mentor Corp. (a)	63,220	2,908,120
Electronics - 1.65%
Mentor Graphics Corp. * (a)	167,450	2,736,133

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
SiRF Technology Holdings, Inc. * (a)	75,820	$2,104,763

		4,840,896
Energy - 0.38%
Evergreen Solar, Inc. * (a)	113,100	1,102,725
Financial Services - 3.72%
Dollar Financial Corp. *	59,800	1,512,940
Interactive Data Corp.	130,280	3,224,430
MoneyGram International, Inc.	145,660	4,043,522
Nuveen Investments, Inc., Class A (a)	45,760	2,164,448

		10,945,340
Healthcare Products - 7.56%
AngioDynamics, Inc. *	132,300	2,234,547
Cytyc Corp. *	98,160	3,358,054
Dade Behring Holdings, Inc.	68,700	3,012,495
Hologic, Inc. *	80,670	4,649,819
ICU Medical, Inc. *	33,500	1,313,200
Kyphon, Inc. *	48,950	2,209,603
Sirona Dental Systems, Inc. * (a)	51,900	1,788,474
The Medicines Company * (a)	80,530	2,019,692
Thoratec Corp. * (a)	78,390	1,638,351

		22,224,235
Healthcare Services - 2.08%
Emergency Medical Services Corp., Class A *	72,200	2,127,012
ICON PLC, ADR *	93,230	3,971,598

		6,098,610
Holdings Companies/Conglomerates - 0.86%
Florida East Coast, Inc.	40,170	2,518,257
Hotels & Restaurants - 1.15%
California Pizza Kitchen, Inc. *	102,940	3,385,697
Household Products - 1.65%
Jarden Corp. *	126,970	4,862,951
Industrial Machinery - 0.67%
Lindsay Corp. (a)	62,320	1,981,153
Insurance - 3.03%
Allied World Assurance Holdings, Ltd.	106,050	4,533,637
ProAssurance Corp. *	85,450	4,370,768

		8,904,405
Internet Content - 0.40%
Move, Inc. *	213,790	1,184,397
Internet Retail - 1.66%
Priceline.com, Inc. *	91,560	4,876,486
Internet Service Provider - 1.20%
Equinix, Inc. *	41,040	3,514,255
Leisure Time - 0.73%
Pinnacle Entertainment, Inc. *	73,890	2,147,982
Manufacturing - 0.81%
Goodman Global, Inc. *	134,300	2,366,366

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals - 2.87%
Lifepoint Hospitals, Inc. *	107,190	$4,096,802
Manor Care, Inc.	79,670	4,330,861

		8,427,663
Metal & Metal Products - 0.09%
Brush Engineered Materials, Inc. *	5,210	252,529
Petroleum Services - 1.22%
Complete Production Services, Inc. *	180,700	3,597,737
Pharmaceuticals - 2.34%
Alkermes, Inc. *	112,070	1,730,361
Amylin Pharmaceuticals, Inc. * (a)	51,200	1,912,832
Atherogenics, Inc. * (a)	113,950	320,200
Herbalife, Ltd. *	46,880	1,837,227
Vertex Pharmaceuticals, Inc. * (a)	38,630	1,083,185

		6,883,805
Publishing - 1.33%
VistaPrint, Ltd. *	102,290	3,917,707
Retail Trade - 6.99%
Children's Place Retail Stores, Inc. *	46,980	2,619,605
Citi Trends, Inc. * (a)	50,930	2,176,748
Dollar Tree Stores, Inc. *	80,750	3,087,880
DSW, Inc., Class A * (a)	30,860	1,302,601
Fossil, Inc. *	161,670	4,279,405
GameStop Corp., Class A *	78,120	2,544,368
Retail Ventures, Inc. * (a)	120,350	2,533,367
Tween Brands, Inc. *	56,300	2,011,036

		20,555,010
Sanitary Services - 2.07%
Stericycle, Inc. * (a)	47,190	3,845,985
Waste Connections, Inc. *	74,555	2,232,177

		6,078,162
Semiconductors - 2.06%
QLogic Corp. *	102,130	1,736,210
Silicon-On-Insulator Technologies *	66,520	1,581,180
Varian Semiconductor Equipment
Associates, Inc. *	51,010	2,722,914

		6,040,304
Software - 9.10%
American Reprographics Company *	113,140	3,483,580
ANSYS, Inc. *	82,310	4,178,879
Red Hat, Inc. * (a)	161,660	3,706,864
THQ, Inc. * (a)	67,829	2,319,073
Transaction Systems Architects, Inc., Class A *	51,420	1,665,494
TriZetto Group, Inc. *	89,400	1,788,894
VeriFone Holdings, Inc. * (a)	178,160	6,543,817
Verint Systems, Inc. *	94,680	3,043,962

		26,730,563
Telecommunications Equipment &
Services - 1.68%
NeuStar, Inc., Class A * (a)	83,770	2,382,419

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Sonus Networks, Inc. *	317,080	$2,558,835

		4,941,254
Toys, Amusements & Sporting Goods - 0.66%
Marvel Entertainment, Inc. * (a)	69,850	1,938,337
Transportation - 1.32%
American Commercial Lines, Inc. *	122,960	3,867,092
Travel Services - 0.88%
Ctrip.com International, Ltd., ADR	38,500	2,578,922
Trucking & Freight - 1.36%
Landstar Systems, Inc.	87,140	3,994,498

TOTAL COMMON STOCKS (Cost $252,499,989)		$284,825,273

SHORT TERM INVESTMENTS - 7.96%
State Street Navigator Securities
Lending Prime Portfolio (c)	$23,384,057	$23,384,057

TOTAL SHORT TERM INVESTMENTS
(Cost $23,384,057)		$23,384,057

REPURCHASE AGREEMENTS - 2.29%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$6,743,584 on 04/02/2007,
collateralized by $6,825,000
Federal Home Loan Mortgage
Corp., 6.00% due 11/17/2020
(valued at $6,876,188, including
interest) (c)	$6,741,000	$6,741,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,741,000)		$6,741,000

Total Investments (Small Cap Growth Trust)
(Cost $282,625,046) - 107.17%		$314,950,330
Liabilities in Excess of Other Assets - (7.17)%		(21,065,995)

TOTAL NET ASSETS - 100.00%		$293,884,335

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.93%
Advertising - 0.46%
24/7 Real Media, Inc. * (a)	16,523	$132,680
Aquantive, Inc. *	25,419	709,444
inVentiv Health, Inc. *	9,780	374,476
Marchex, Inc., Class B (a)	7,941	121,656
ValueClick, Inc. *	31,950	834,854

		2,173,110

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace - 1.23%
AAR Corp. *	12,067	$332,567
Argon ST, Inc. * (a)	4,449	117,721
BE Aerospace, Inc. *	25,805	818,019
Curtiss Wright Corp.	14,547	560,641
EDO Corp. (a)	5,788	151,646
Esterline Technologies Corp. *	8,454	347,206
GenCorp, Inc. * (a)	18,621	257,715
HEICO Corp. (a)	7,054	257,400
Herley Industries, Inc. * (a)	5,238	81,818
Innovative Solutions & Support, Inc. * (a)	4,578	115,915
Integral Systems, Inc. (a)	4,108	99,290
K&F Industries Holdings, Inc. *	6,266	168,743
Moog, Inc., Class A *	12,263	510,754
MTC Technologies, Inc. * (a)	3,647	76,696
Orbital Sciences Corp., Class A *	19,899	372,907
Sequa Corp., Class A *	2,255	270,081
Teledyne Technologies, Inc. *	11,378	425,992
TransDigm Group, Inc. *	3,679	133,842
Triumph Group, Inc. (a)	5,244	290,203
Woodward Governor Company	10,065	414,376

		5,803,532
Agriculture - 0.19%
Andersons, Inc. (a)	4,771	211,832
Delta & Pine Land Company	11,957	492,628
Tejon Ranch Company * (a)	3,692	174,632

		879,092
Air Freight - 0.05%
ABX Air, Inc. *	20,698	141,781
ExpressJet Holdings, Inc. * (a)	16,976	99,140

		240,921
Air Travel - 0.52%
Airtran Holdings, Inc. * (a)	30,206	310,216
Alaska Air Group, Inc. *	13,021	496,100
Frontier Airlines Holdings, Inc. * (a)	12,601	75,732
JetBlue Airways Corp. * (a)	57,635	663,379
Mesa Air Group, Inc. * (a)	12,764	96,113
Republic Airways Holdings, Inc. *	11,015	252,904
SkyWest, Inc.	21,115	566,515

		2,460,959
Aluminum - 0.13%
Century Aluminum Company *	7,712	361,538
Superior Essex, Inc. *	6,767	234,612

		596,150
Amusement & Theme Parks - 0.03%
Great Wolf Resorts, Inc. *	9,551	126,360
Apparel & Textiles - 2.04%
Bebe Stores, Inc. (a)	7,950	138,171
Brown Shoe, Inc.	9,492	398,664
Carter's, Inc. * (a)	16,249	411,750
Cherokee, Inc. (a)	3,045	131,118

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Columbia Sportswear Company	4,413	$274,974
Crocs, Inc. *	3,307	156,256
Deckers Outdoor Corp. * (a)	3,666	260,359
dELiA*s, Inc. *	7,963	73,100
G & K Services, Class A	7,174	260,273
Guess?, Inc.	13,908	563,135
Hartmarx Corp. *	11,512	85,189
Iconix Brand Group, Inc. *	12,222	249,329
Interface, Inc., Class A	16,121	257,775
Joseph A. Bank Clothiers, Inc. * (a)	6,092	215,352
Kellwood Company (a)	8,707	255,376
K-Swiss, Inc., Class A	8,790	237,506
Maidenform Brands, Inc. *	5,088	117,380
Movado Group, Inc.	6,201	182,619
Oakley, Inc. (a)	8,626	173,728
Oxford Industries, Inc.	5,137	253,973
Perry Ellis International, Inc. *	4,044	129,368
Phillips-Van Heusen Corp.	18,400	1,081,920
Quiksilver, Inc. * (a)	40,812	473,419
Skechers United States of America, Inc.,
Class A *	3,613	121,288
Stage Stores, Inc.	14,622	340,839
Stride Rite Corp.	13,187	202,948
The Gymboree Corp. *	11,147	446,660
Timberland Company, Class A *	16,732	435,534
True Religion Apparel, Inc. * (a)	4,614	74,931
Under Armour, Inc., Class A *	6,927	355,355
Unifirst Corp.	3,314	127,158
Volcom, Inc. *	4,488	154,208
Warnaco Group, Inc. *	15,840	449,856
Wolverine World Wide, Inc.	18,698	534,202

		9,623,713
Auto Parts - 0.99%
Accuride Corp. *	8,199	119,705
Aftermarket Technology Corp. *	7,602	184,576
American Axle & Manufacturing Holdings, Inc. (a)	17,256	471,952
ArvinMeritor, Inc. (a)	23,511	429,076
Commercial Vehicle Group, Inc. *	7,312	150,627
CSK Auto Corp. * (a)	14,713	253,064
Federal Signal Corp.	16,255	252,278
Fuel Systems Solutions, Inc. *	3,959	73,321
Keystone Automotive Industries, Inc. *	5,468	184,272
Lear Corp. *	22,434	819,065
LKQ Corp. * (a)	15,021	328,359
Miller Industries, Inc. *	3,582	78,123
Modine Manufacturing Company	11,429	261,724
Noble International, Ltd. (a)	4,301	72,171
Pep Boys - Manny, Moe & Jack	18,138	346,254
Superior Industries International, Inc. (a)	7,733	161,078
Titan International, Inc.	5,699	144,356

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
Visteon Corp. *	42,852	$365,956

		4,695,957
Auto Services - 0.18%
Dollar Thrifty Automotive Group, Inc. *	8,299	423,581
Lithia Motors, Inc., Class A	5,517	151,221
Midas, Inc. *	5,591	120,598
Monro Muffler Brake, Inc.	4,180	146,718

		842,118
Automobiles - 0.24%
Asbury Automotive Group, Inc.	4,126	116,560
Group 1 Automotive, Inc.	8,308	330,409
Monaco Coach Corp. (a)	9,330	148,627
Rush Enterprises, Inc., Class A *	7,838	150,568
Tenneco, Inc. *	15,164	386,075

		1,132,239
Banking - 8.02%
1st Source Corp.	4,396	115,043
Alabama National BanCorp	5,553	393,208
AMCORE Financial, Inc.	7,488	237,744
Americanwest BanCorp (a)	4,726	101,798
Ameris Bancorp	5,000	122,400
Anchor BanCorp Wisconsin, Inc.	7,323	207,607
Arrow Financial Corp. (a)	4,766	106,758
Bancorp, Inc. * (a)	3,954	102,804
BancTrust Financial Group, Inc. (a)	3,950	83,582
Bank Granite Corp. (a)	6,693	119,939
Bank Mutual Corp.	21,518	244,660
Bank of the Ozarks, Inc. (a)	4,487	128,867
BankAtlantic Bancorp, Inc., Class A	16,141	176,905
BankFinancial Corp. (a)	9,328	151,767
BankUnited Financial Corp., Class A (a)	10,813	229,344
Banner Corp.	4,272	177,502
Berkshire Hill Bancorp, Inc.	3,568	120,063
Boston Private Financial Holdings, Inc. (a)	11,922	332,862
Brookline Bancorp, Inc.	22,022	279,019
Camden National Corp.	2,697	117,050
Capital City Bank Group, Inc. (a)	4,625	154,012
Capital Corp of the West (a)	3,693	98,049
Capitol Bancorp, Ltd.	4,567	168,294
Cardinal Financial Corp. (a)	9,614	95,948
Cascade Bancorp (a)	9,439	244,848
Cathay General Bancorp, Inc. (a)	17,157	582,995
Centennial Bank Holdings, Inc. * (a)	20,252	175,180
Center Financial Corp.	4,816	95,212
Central Pacific Financial Corp.	10,265	375,391
Chemical Financial Corp. (a)	8,506	253,394
Chittenden Corp.	15,584	470,481
Citizens Banking Corp.	27,743	614,785
Citizens First Bancorp, Inc.	3,670	83,603
City Bank, Lynnwood, WA	4,635	148,830
Coastal Financial Corp. (a)	7,809	122,055

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
CoBiz, Inc. (a)	5,539	$110,281
Columbia Bankcorp Oregon (a)	4,571	109,750
Columbia Banking System, Inc.	5,612	189,293
Community Bancorp - NV *	3,403	104,642
Community Bank Systems, Inc. (a)	10,116	211,627
Community Banks, Inc. (a)	8,313	198,431
Community Trust Bancorp, Inc.	5,299	191,983
Corus Bankshares, Inc. (a)	13,094	223,384
CVB Financial Corp. (a)	22,999	273,688
Dime Community Bancorp, Inc.	10,139	134,139
Doral Financial Corp. * (a)	30,709	50,363
Downey Financial Corp. (a)	7,018	452,942
Enterprise Financial Services Corp. (a)	3,584	100,352
F.N.B. Corp. (a)	19,657	331,220
First BanCorp Puerto Rico	23,446	310,894
First Bancorp (a)	5,010	107,114
First Charter Corp.	11,683	251,184
First Commonwealth Financial Corp. (a)	24,375	286,406
First Community Bancorp	7,660	433,096
First Community Bancshares, Inc. (a)	3,933	153,387
First Financial BanCorp. (a)	11,758	177,663
First Financial Bankshares, Inc. (a)	7,013	293,284
First Financial Corp. (a)	4,909	151,933
First Financial Holdings, Inc. (a)	4,830	167,118
First Indiana Corp.	4,979	108,791
First Merchants Corp.	6,698	158,877
First Midwest BanCorp, Inc., Illinois	16,612	610,491
First Niagara Financial Group, Inc.	37,586	522,821
First Place Financial Corp.	6,890	147,790
First Regional Bancorp *	2,978	88,447
First Republic Bank	8,518	457,417
First South Bancorp, Inc.	3,371	103,456
First State Bancorp	6,470	145,898
FirstFed Financial Corp. * (a)	5,646	320,862
FirstMerit Corp. (a)	26,501	559,436
Flagstar Bancorp, Inc. (a)	14,606	174,542
Flushing Financial Corp.	7,757	125,896
FNB Corp. of Virginia (a)	3,241	116,125
Franklin Bank Corp. * (a)	8,668	154,897
Frontier Financial Corp. (a)	13,386	333,981
GB&T Bancshares, Inc. (a)	6,021	109,161
Glacier Bancorp, Inc. (a)	11,856	285,018
Great Southern Bancorp, Inc. (a)	4,169	122,068
Greater Bay Bancorp	16,863	453,446
Greene County Bancshares, Inc.	3,388	114,887
Greenhill & Company, Inc. (a)	5,900	362,201
Hancock Holding Company	8,982	395,028
Hanmi Financial Corp.	13,497	257,253
Harleysville National Corp. (a)	10,137	180,641
Heartland Financial USA, Inc. (a)	5,311	142,069
Heritage Commerce Corp.	4,935	125,793
Horizon Financial Corp. (a)	5,128	113,226

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
IBERIABANK Corp.	3,477	$193,530
Independent Bank Corp. - MA	4,455	146,748
Independent Bank Corp. - MI	8,259	168,236
Integra Bank Corp.	6,371	142,010
International Bancshares Corp.	15,489	459,559
ITLA Capital Corp.	2,384	124,016
KNBT Bancorp, Inc.	11,045	162,803
Lakeland Bancorp, Inc. (a)	7,422	100,568
Lakeland Financial Corp. (a)	4,904	111,321
Macatawa Bank Corp. (a)	5,882	108,229
MAF Bancorp, Inc.	11,741	485,373
MainSource Financial Group, Inc. (a)	7,791	132,291
MB Financial, Inc. (a)	9,629	346,740
Mercantile Bank Corp.	3,483	113,128
Mid-State Bancshares	7,499	275,138
Midwest Banc Holdings, Inc. (a)	6,757	119,666
Nara Bancorp, Inc.	7,663	134,179
National Penn Bancshares, Inc. (a)	16,122	304,706
Netbank, Inc. (a)	17,160	37,924
NewAlliance Bancshares, Inc. (a)	37,032	600,289
Northwest Bancorp, Inc. (a)	6,672	180,744
Old National Bancorp (a)	22,664	412,031
Old Second Bancorp, Inc.	5,466	149,768
Omega Financial Corp. (a)	4,814	137,247
Oriental Financial Group, Inc.	8,695	102,427
Pacific Capital Bancorp	15,657	502,903
Park National Corp. (a)	4,038	381,510
Partners Trust Financial Group, Inc.	16,463	188,172
Peoples Bancorp, Inc.	4,524	119,479
PFF Bancorp, Inc.	8,252	250,283
Pinnacle Financial Partners, Inc. * (a)	5,388	164,388
Placer Sierra Bancshares	4,216	114,085
PremierWest Bancorp (a)	5,984	80,844
PrivateBancorp, Inc. (a)	5,966	218,117
Prosperity Bancshares, Inc. (a)	12,205	424,002
Provident Bankshares Corp. (a)	11,214	368,492
Provident Financial Services, Inc.	21,344	372,453
Provident New York Bancorp (a)	14,598	206,562
R & G Financial Corp., Class B *	10,770	53,850
Renasant Corp. (a)	5,448	134,457
S & T Bancorp, Inc. (a)	9,106	300,862
S.Y. Bancorp, Inc. (a)	4,704	116,941
Sandy Spring Bancorp, Inc. (a)	5,385	186,536
SCBT Financial Corp.	3,565	129,258
Seacoast Banking Corp. of Florida (a)	5,242	118,836
Security Bank Corp. (a)	6,009	121,021
Shore Bancshares, Inc. (a)	3,778	99,928
Signature Bank *	9,764	317,720
Simmons First National Corp., Class A (a)	5,294	159,191
Smithtown Bancorp, Inc. (a)	3,593	93,408
Southside Bancshares, Inc.	4,325	99,086
Southwest Bancorp, Inc.	5,432	139,548

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Sterling Bancorp	7,171	$129,795
Sterling Bancshares, Inc.	22,459	251,092
Sterling Financial Corp., Pennsylvania	8,926	198,157
Sterling Financial Corp., Spokane (a)	17,139	534,578
Suffolk Bancorp (a)	3,879	125,214
Sun Bancorp, Inc. of New Jersey * (a)	5,613	104,346
Superior Bancorp * (a)	11,871	128,207
Susquehanna Bancshares, Inc.	17,336	402,022
SVB Financial Group * (a)	11,755	571,175
Texas Capital Bancshares, Inc. *	8,109	166,234
Tierone Corp.	6,597	178,383
Tompkins Trustco, Inc. (a)	2,722	113,943
Trico Bancshares	3,774	89,331
TrustCo Bank Corp. (a)	26,681	255,604
Trustmark Corp.	16,175	453,547
UCBH Holdings, Inc. (a)	31,485	586,251
Umpqua Holdings Corp.	18,633	498,805
Union Bankshares Corp. (a)	5,002	129,752
United Bankshares, Inc.	12,421	435,108
United Community Banks, Inc.	11,446	375,314
Univest Corp. of Pennsylvania (a)	4,462	110,524
Virginia Commerce Bancorp, Inc. * (a)	5,884	127,389
Virginia Financial Group, Inc.	4,374	113,418
W Holding Company, Inc. (a)	37,091	185,455
Washington Trust Bancorp, Inc. (a)	4,736	126,972
Wesbanco, Inc.	7,555	233,223
West Bancorp. (a)	7,106	107,229
West Coast Bancorp	5,524	176,602
Westamerica Bancorp (a)	10,488	505,207
Western Alliance Bancorp * (a)	4,355	135,179
Willow Grove Bancorp, Inc. (a)	6,961	89,797
Wintrust Financial Corp.	8,597	383,512
Yardville National Bancorp	3,733	135,545

		37,904,204
Biotechnology - 1.68%
Advanced Magnetics, Inc. * (a)	2,674	161,162
Affymetrix, Inc. * (a)	22,573	678,770
Alnylam Pharmaceuticals, Inc. * (a)	10,680	192,240
Applera Corp. - Celera Genomics Group *	25,813	366,545
Arena Pharmaceuticals, Inc. * (a)	15,841	172,033
Bio Reference Labs, Inc. * (a)	3,816	96,926
Bio-Rad Laboratories, Inc., Class A *	6,233	435,313
Coley Pharmaceutical Group, Inc. * (a)	6,557	62,816
Combinatorx, Inc. * (a)	8,690	60,743
Cytokinetics, Inc. * (a)	9,360	65,146
deCODE genetics, Inc. * (a)	21,448	78,285
Digene Corp. *	5,868	248,862
Exelixis, Inc. * (a)	31,611	314,213
Genomic Health, Inc. * (a)	4,307	74,683
Geron Corp. * (a)	22,245	155,715
GTx, Inc. * (a)	4,350	88,740

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Human Genome Sciences, Inc. * (a)	43,891	$466,122
Integra LifeSciences Holdings Corp. *	6,451	294,037
Intermune, Inc. * (a)	8,774	216,367
Keryx Biopharmaceuticals, Inc. * (a)	14,582	153,403
Lexicon Genetics, Inc. *	27,294	99,077
Martek Biosciences Corp. * (a)	10,785	222,387
Medarex, Inc. * (a)	40,914	529,427
Metabasis Therapeutics, Inc. * (a)	7,680	56,448
MGI Pharma, Inc. * (a)	26,187	588,422
Momenta Pharmaceuticals, Inc. * (a)	8,421	109,136
Monogram Biosciences, Inc. * (a)	47,237	91,640
Myriad Genetics, Inc. * (a)	13,271	457,319
Nabi Biopharmaceuticals * (a)	20,570	109,227
Nektar Therapeutics * (a)	29,994	391,722
Neurocrine Biosciences, Inc. * (a)	12,868	160,850
Panacos Pharmaceuticals, Inc. * (a)	17,325	80,215
PRA International * (a)	6,134	132,249
Progenics Pharmaceuticals, Inc. *	7,513	177,908
Sangamo Biosciences, Inc. * (a)	10,268	69,822
Tanox, Inc. * (a)	8,175	153,363
Telik, Inc. * (a)	17,587	95,497
Trimeris, Inc. * (a)	6,262	43,082

		7,949,912
Broadcasting - 0.71%
Acacia Research - Acacia Technologies * (a)	9,544	150,986
Belo Corp., Class A	30,208	563,983
Citadel Broadcasting Corp. (a)	12,509	118,961
CKX, Inc. * (a)	16,930	187,923
Cox Radio, Inc., Class A *	15,130	206,525
Cumulus Media, Inc., Class A * (a)	11,917	111,781
Emmis Communications Corp., Class A * (a)	12,195	102,926
Entercom Communications Corp. (a)	10,566	297,750
Entravision Communications Corp., Class A *	22,906	213,942
Fisher Communications, Inc. * (a)	2,842	138,121
Gray Television, Inc.	15,484	161,343
Journal Communications, Inc.	15,001	196,663
Mediacom Communications Corp., Class A *	18,976	154,465
Radio One, Inc., Class D *	26,162	169,007
Sinclair Broadcast Group, Inc., Class A	16,029	247,648
Spanish Broadcasting System, Inc., Class A * (a)	16,745	66,980
Westwood One, Inc.	23,933	164,420
World Wrestling Entertainment, Inc., Class A	7,738	126,129

		3,379,553
Building Materials & Construction - 0.93%
Apogee Enterprises, Inc.	10,104	202,484
Beacon Roofing Supply, Inc. * (a)	14,811	239,642
Builders FirstSource, Inc. *	5,319	85,476
Dycom Industries, Inc. *	13,609	354,651
EMCOR Group, Inc. *	10,474	617,756
Granite Construction, Inc.	11,542	637,811
Griffon Corp. *	9,995	247,376

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
Home Solutions of America, Inc. * (a)	16,303	$77,439
Infrasource Services, Inc. *	8,904	271,839
Interline Brands, Inc. *	9,175	201,116
Levitt Corp., Class A (a)	5,915	55,069
LSI Industries, Inc.	7,681	128,580
NCI Building Systems, Inc. *	6,850	327,019
Perini Corp. *	7,318	269,741
Sterling Construction Company, Inc. * (a)	3,201	61,011
Trex Company, Inc. * (a)	4,247	91,438
U.S. Concrete, Inc. * (a)	12,535	98,024
WCI Communities, Inc. * (a)	11,244	239,947
Williams Scotsman International, Inc. * (a)	9,998	196,561

		4,402,980
Business Services - 4.95%
ABM Industries, Inc.	14,872	392,472
Administaff, Inc.	7,631	268,611
AMERCO, Inc. * (a)	3,439	240,696
Arbitron, Inc.	10,110	474,664
Barrett Business Services, Inc.	2,653	61,152
BearingPoint, Inc. * (a)	61,759	473,074
Black Box Corp.	5,871	214,526
Bowne & Company, Inc. (a)	10,556	166,046
Bright Horizons Family Solutions, Inc. *	8,820	332,955
Catalina Marketing Corp.	15,553	491,164
CDI Corp.	4,430	128,116
Coinstar, Inc. *	9,316	291,591
Compass Diversified Trust (a)	5,172	86,734
Compucredit Corp. * (a)	6,958	217,229
COMSYS IT Partners, Inc. *	5,711	113,649
Cornell Corrections, Inc. *	4,547	91,940
CoStar Group, Inc. * (a)	5,663	253,023
CRA International, Inc. * (a)	3,934	205,276
CSG Systems International, Inc. *	16,024	400,920
Deluxe Corp.	17,295	579,901
Diamond Management & Technology
Consultants, Inc.	10,290	120,290
eFunds Corp. *	15,655	417,362
Electro Rent Corp. *	6,871	98,942
Ennis Business Forms, Inc.	8,906	238,325
Euronet Worldwide, Inc. * (a)	11,781	316,438
Exponent, Inc. *	5,839	116,488
Ezcorp, Inc., Class A *	11,964	176,230
First Consulting Group, Inc. *	7,898	71,872
Forrester Research, Inc. *	5,003	141,885
FTI Consulting, Inc. *	13,384	449,569
Gartner Group, Inc., Class A *	18,941	453,637
Gevity HR, Inc. (a)	8,937	176,416
Global Cash Access, Inc. *	11,420	190,600
GSI Commerce, Inc. * (a)	13,178	297,691
Healthcare Services Group, Inc. (a)	9,272	265,643
Heidrick & Struggles International, Inc. *	6,176	299,227

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Hudson Highland Group, Inc. *	8,377	$130,597
Huron Consulting Group, Inc. *	5,877	357,557
ICT Group, Inc. *	2,400	42,000
Infocrossing, Inc. * (a)	6,242	92,819
Informatica Corp. *	28,973	389,107
Insight Enterprises, Inc. *	16,329	293,595
Intervoice Brite, Inc. * (a)	13,716	91,074
Jackson Hewitt Tax Service, Inc.	11,833	380,786
John H. Harland Company	9,064	464,349
Kelly Services, Inc., Class A	6,952	223,854
Kendle International, Inc. *	4,193	148,935
Kenexa Corp. *	5,304	165,113
Kforce, Inc. *	9,954	137,067
Korn/Ferry International *	14,090	323,225
Labor Ready, Inc. *	18,275	347,042
LECG Corp. *	8,595	124,456
Lightbridge, Inc. *	9,546	167,723
MAXIMUS, Inc.	7,239	249,601
McGrath Rentcorp	7,434	235,435
MPS Group, Inc. *	34,453	487,510
Navigant Consulting Company *	14,324	283,042
Net 1 UEPS Technologies, Inc. * (a)	16,956	421,865
On Assignment, Inc. *	9,147	113,514
Paxar Corp. *	13,773	395,285
Perot Systems Corp., Class A *	28,856	515,657
PHH Corp. *	17,659	539,659
Pre-Paid Legal Services, Inc. * (a)	3,319	166,315
Quest Software, Inc. *	22,476	365,685
Resource America, Inc.	5,630	133,037
Resources Connection, Inc. *	16,150	516,638
Rewards Network, Inc. * (a)	9,644	51,113
Rollins, Inc. (a)	10,017	230,491
Scansource, Inc. *	8,627	231,549
Sirva, Inc. * (a)	17,640	62,975
Sonicwall, Inc. *	21,563	180,267
Sotheby's Holdings, Inc., Class A	21,267	945,956
Source Interlink Companies * (a)	11,886	79,755
Spherion Corp. *	19,499	171,981
SRA International, Inc., Class A * (a)	12,798	311,759
Standard Parking Corp. *	1,883	66,602
SYNNEX Corp. *	4,207	89,357
Syntel, Inc. (a)	2,953	102,321
TALX Corp. (a)	10,792	357,539
TeleTech Holdings, Inc. *	10,882	399,261
Tetra Tech, Inc. *	19,141	364,827
The BISYS Group, Inc. *	40,439	463,431
Tyler Technologies, Inc. * (a)	13,442	170,713
Viad Corp.	7,376	284,714
Volt Information Sciences, Inc. * (a)	4,156	108,846
Waste Industries USA	2,708	74,389
Watson Wyatt Worldwide, Inc., Class A	14,087	685,333
Wind River Systems, Inc. *	25,493	253,400

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Wireless Facilities, Inc. * (a)	21,077	$27,400
Zhone Technologies, Inc. * (a)	39,174	48,576

		23,379,451
Cable and Television - 0.50%
Charter Communications, Inc., Class A * (a)	128,566	358,699
Gemstar-TV Guide International, Inc. *	83,417	349,517
Houston Wire & Cable Company * (a)	3,001	84,088
Lin TV Corp. * (a)	9,943	158,094
LodgeNet Entertainment Corp. *	5,859	179,989
Outdoor Channel Holdings, Inc. * (a)	4,914	50,221
Time Warner Telecom, Inc., Class A *	47,448	985,495
TiVo, Inc. * (a)	28,512	181,051

		2,347,154
Cellular Communications - 0.36%
Brightpoint, Inc. * (a)	16,870	192,993
Dobson Communications Corp., Class A *	49,739	427,258
iPCS, Inc. *	5,552	271,992
Novatel Wireless, Inc * (a)	10,142	162,678
RF Micro Devices, Inc. * (a)	63,843	397,742
Syniverse Holdings, Inc. *	8,051	84,857
USA Mobility, Inc. (a)	9,274	184,831

		1,722,351
Chemicals - 1.91%
A. Schulman, Inc.	8,266	194,747
Albany Molecular Research, Inc. *	9,145	90,078
American Vanguard Corp. (a)	6,215	106,214
Arch Chemicals, Inc.	8,053	251,415
Balchem Corp.	6,444	113,930
Cabot Microelectronics Corp. * (a)	8,128	272,369
Calgon Carbon Corp. * (a)	14,197	117,977
Cambrex Corp.	9,154	225,188
CF Industries Holdings, Inc.	18,356	707,624
Ferro Corp.	14,265	308,267
Georgia Gulf Corp. (a)	11,520	186,739
H.B. Fuller Company	19,619	535,010
Hercules, Inc. *	37,932	741,191
Innospec, Inc.	4,207	242,492
MacDermid, Inc.	9,388	327,360
Minerals Technologies, Inc. (a)	6,661	414,048
Newmarket Corp.	5,746	233,690
Olin Corp.	24,172	409,474
OM Group, Inc. * (a)	9,792	437,507
Omnova Solutions, Inc. *	15,416	84,171
Pioneer Companies, Inc. *	4,358	120,455
PolyOne Corp. *	31,192	190,271
Rockwood Holdings, Inc. *	11,735	324,825
Sensient Technologies Corp.	15,793	407,144
Terra Industries, Inc. * (a)	31,660	554,050
Tronox, Inc. (a)	13,979	195,426
UAP Holding Corp.	17,166	443,741
W. R. Grace & Company * (a)	22,715	600,130

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Zoltek Companies, Inc. * (a)	5,529	$193,128

		9,028,661
Coal - 0.12%
Alpha Natural Resources, Inc. * (a)	17,334	270,930
International Coal Group, Inc. * (a)	38,180	200,445
James River Coal Company *	5,896	44,043
Westmoreland Coal Company * (a)	2,858	57,589

		573,007
Colleges & Universities - 0.21%
Corinthian Colleges, Inc. *	28,934	397,842
DeVry, Inc. (a)	20,357	597,478

		995,320
Commercial Services - 0.69%
CBIZ, Inc. * (a)	19,071	135,404
Cenveo, Inc. *	17,889	434,703
Chemed Corp.	8,809	431,289
Coinmach Service Corp.	10,118	107,352
Color Kinetics, Inc. * (a)	4,737	92,040
DynCorp International, Inc. *	8,417	127,013
Live Nation, Inc. *	21,000	463,260
Medifast, Inc. * (a)	4,199	30,065
Morningstar, Inc. *	4,696	242,501
PeopleSupport, Inc. * (a)	7,984	91,417
Perficient, Inc. * (a)	6,258	123,783
Providence Service Corp. * (a)	4,315	102,352
Team, Inc. * (a)	2,414	92,094
TNS, Inc. *	8,349	134,335
Vertrue, Inc. *	2,756	132,591
Waste Services, Inc. * (a)	9,802	97,432
Wright Express Corp. *	13,576	411,760

		3,249,391
Computers & Business Equipment - 3.18%
3Com Corp. *	130,563	510,501
3D Systems Corp. * (a)	5,528	121,118
Agilysys, Inc.	10,412	233,958
Avanex Corp. * (a)	55,426	99,213
Avocent Corp. *	17,083	460,729
Benchmark Electronics, Inc. *	21,260	439,232
Blue Coat Systems, Inc. * (a)	4,915	180,528
Brocade Communications Systems, Inc. *	129,699	1,234,730
CACI International, Inc., Class A *	10,140	475,160
CalAmp Corp. *	8,407	72,552
Cogent, Inc. * (a)	14,526	195,375
Digi International, Inc. *	8,985	114,110
Echelon Corp. * (a)	11,054	116,509
Electronics for Imaging, Inc. *	19,352	453,804
EMS Technologies, Inc. *	5,421	104,463
Extreme Networks, Inc. *	40,198	170,038
Falconstor Software, Inc. *	13,032	135,793
Foundry Networks, Inc. *	48,672	660,479
Gateway, Inc. * (a)	94,919	207,873

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Gerber Scientific, Inc. *	7,936	$84,201
Hypercom Corp. *	18,239	108,704
IHS, Inc., Class A *	7,799	320,617
InPhonic, Inc. * (a)	8,090	88,181
Intermec, Inc. * (a)	16,812	375,580
Internap Network Services Corp. * (a)	10,255	161,516
Ixia *	14,504	134,887
Jack Henry & Associates, Inc.	26,609	639,946
Komag, Inc. * (a)	10,260	335,810
Kronos, Inc. *	10,788	577,158
L-1 Identity Solutions, Inc. * (a)	21,681	357,953
Merge Technologies, Inc. * (a)	9,005	43,854
Micros Systems, Inc. *	12,997	701,708
Mindspeed Technologies, Inc. * (a)	39,770	86,301
Mobility Electronics, Inc. * (a)	10,253	31,887
MTS Systems Corp.	6,167	239,526
Ness Technologies, Inc. *	9,422	120,413
NETGEAR, Inc. *	11,054	315,371
Netscout Systems, Inc. *	9,406	85,124
Palm, Inc. * (a)	30,500	552,965
Parametric Technology Corp. *	37,264	711,370
Plexus Corp. *	15,281	262,069
Quantum Corp. * (a)	71,519	193,101
Rackable Systems, Inc. * (a)	9,251	156,989
Radiant Systems, Inc. * (a)	9,360	121,961
RadiSys Corp. *	7,291	119,135
SI International, Inc. *	4,517	129,683
Sigma Designs, Inc. * (a)	7,639	200,600
Silicon Storage Technology, Inc. *	31,273	154,176
Sonic Solutions * (a)	8,879	125,194
Standard Microsystems Corp. *	7,471	228,164
Stratasys, Inc. * (a)	3,590	153,365
Sykes Enterprises, Inc. *	9,888	180,357
Synaptics, Inc. * (a)	8,374	214,207
Transmeta Corp. * (a)	71,489	40,749
Trident Microsystems, Inc. *	19,097	383,086
Witness Systems, Inc. *	11,347	305,802

		15,027,875
Construction & Mining Equipment - 0.52%
A.S.V., Inc. * (a)	7,216	110,116
Astec Industries, Inc. *	5,667	228,097
Bucyrus International, Inc., Class A	10,480	539,720
Carbo Ceramics, Inc. (a)	6,736	313,561
Gulf Islands Fabrication, Inc. (a)	4,167	111,425
Kaman Corp., Class A	8,168	190,396
Layne Christensen Company *	4,264	155,295
Matrix Service Company *	8,109	164,045
Washington Group International, Inc. *	9,576	636,038

		2,448,693

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.57%
Ameron International Corp.	2,960	$194,946
Applied Industrial Technologies, Inc.	14,978	367,560
Clarcor, Inc. (a)	17,282	549,568
Columbus McKinnon Corp. *	6,245	139,826
Comfort Systems USA, Inc.	13,777	165,048
Regal-Beloit Corp.	10,249	475,349
Simpson Manufacturing Company, Inc. (a)	12,362	381,244
Standex International Corp.	4,616	131,602
Universal Forest Products, Inc. (a)	5,650	279,957

		2,685,100
Containers & Glass - 0.47%
Graphic Packaging Corp. * (a)	25,578	121,240
Greif, Inc., Class A	5,496	610,661
Interpool, Inc.	4,213	102,881
Longview Fibre Company	22,096	544,225
Mobile Mini, Inc. *	11,891	318,441
Silgan Holdings, Inc.	7,840	400,702
TAL International Group, Inc.	5,509	132,216

		2,230,366
Correctional Facilities - 0.06%
The Geo Group, Inc. *	6,539	296,347
Cosmetics & Toiletries - 0.25%
Chattem, Inc. * (a)	5,857	345,212
Elizabeth Arden, Inc. *	9,107	198,715
Nu Skin Enterprises, Inc., Class A	19,431	321,000
Playtex Products, Inc. *	19,023	258,142
Revlon, Inc., Class A * (a)	53,979	57,757

		1,180,826
Crude Petroleum & Natural Gas - 0.89%
Allis-Chalmers Energy, Inc. * (a)	6,380	100,485
Arena Resources, Inc. * (a)	4,013	201,132
Bill Barrett Corp. * (a)	9,581	310,520
Cascade Natural Gas Corp.	5,135	135,307
Edge Petroleum Corp. *	6,362	79,652
EXCO Resources, Inc. *	17,623	292,189
Gasco Energy, Inc. * (a)	26,892	65,617
GMX Resources, Inc. * (a)	2,793	85,829
Goodrich Petroleum Corp. * (a)	4,170	140,237
Harvest Natural Resources, Inc. *	13,337	129,902
Hydril *	5,567	535,768
MarkWest Hydrocarbon, Inc.	2,312	143,344
Parallel Petroleum Corp. * (a)	12,785	293,416
Penn Virginia Corp.	6,326	464,329
Petroquest Energy, Inc. *	14,135	165,238
Quest Resource Corp. *	7,324	67,161
SulphCo, Inc. * (a)	11,998	41,033
Swift Energy Company * (a)	9,793	409,054
Toreador Resources Corp. * (a)	4,313	78,281
Transmeridian Exploration, Inc. * (a)	25,494	72,913
Vaalco Energy, Inc. * (a)	19,873	102,942

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Western Refining, Inc. (a)	7,718	$301,156

		4,215,505
Domestic Oil - 1.28%
Atlas America, Inc. *	5,920	334,421
Berry Petroleum Company, Class A	12,058	369,698
Brigham Exploration Company *	16,319	101,504
Carrizo Oil & Gas, Inc. * (a)	7,583	265,102
Comstock Resources, Inc. *	14,518	397,503
Delta Petroleum Corp. * (a)	17,782	408,275
Encore Aquisition Company *	17,886	432,662
Energy Partners, Ltd. * (a)	12,942	234,897
EnergySouth, Inc. (a)	3,006	126,042
Exploration Company * (a)	10,191	110,572
GeoGlobal Resources, Inc. * (a)	10,303	62,951
Giant Industries, Inc. *	4,896	370,382
Houston Exploration Company *	9,767	526,930
Mariner Energy, Inc. *	24,767	473,793
McMoran Exploration Company * (a)	8,798	120,621
Meridian Resource Corp. *	31,173	75,127
Oil States International, Inc. *	16,479	528,811
Stone Energy Corp. *	9,218	273,682
Union Drilling, Inc. *	5,010	71,142
Warren Resources, Inc. * (a)	18,147	236,455
Whiting Petroleum Corp. *	12,398	488,605
Williams Clayton Energy, Inc. *	1,977	56,088

		6,065,263
Drugs & Health Care - 2.13%
Abaxis, Inc. * (a)	6,936	169,030
Abiomed, Inc. * (a)	8,279	113,091
Acadia Pharmaceuticals, Inc. * (a)	8,514	127,880
Adams Respiratory Therapeutics, Inc. * (a)	10,208	343,295
Alpharma Inc., Class A	14,242	342,947
Ariad Pharmaceuticals, Inc. * (a)	22,513	101,083
Arrow International, Inc.	7,681	247,021
Bioenvision, Inc. * (a)	12,945	52,945
BioMarin Pharmaceutical, Inc. *	30,681	529,554
Candela Corp. *	8,253	94,249
Cell Genesys, Inc. * (a)	20,321	85,348
CV Therapeutics, Inc. * (a)	18,663	146,878
Datascope Corp.	4,504	163,000
Dendreon Corp. * (a)	24,429	315,867
Depo med, Inc. * (a)	13,701	48,913
Diversa Corp. * (a)	10,512	82,099
Durect Corp. * (a)	21,280	88,525
Emisphere Technologies, Inc. * (a)	8,863	28,362
Gentiva Health Services, Inc. *	9,438	190,364
Healthextras, Inc. *	9,285	267,222
I-Flow Corp. * (a)	8,185	120,647
Illumina, Inc. * (a)	18,171	532,410
Immucor, Inc. *	22,672	667,237

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Invacare Corp.	10,534	$183,713
K-V Pharmaceutical Company, Class A *	12,989	321,218
Landauer, Inc.	3,228	162,949
Luminex Corp. * (a)	11,001	150,934
Mannatech, Inc. (a)	5,785	92,907
Matria Healthcare, Inc. *	7,059	186,075
Maxygen, Inc. *	10,819	120,632
Medical Action, Inc. *	5,023	120,050
Mentor Corp. (a)	12,077	555,542
Meridian Bioscience, Inc.	7,174	199,150
Molina Healthcare, Inc. * (a)	4,184	127,989
New River Pharmaceuticals, Inc. *	5,301	337,303
Northfield Laboratories, Inc. * (a)	8,641	31,194
Option Care, Inc. (a)	9,394	124,940
OraSure Technologies, Inc. * (a)	15,705	115,432
Pain Therapeutics, Inc. *	12,441	97,537
Parexel International Corp. *	9,140	328,766
Perrigo Company	26,177	462,286
Quidel Corp. * (a)	10,258	123,096
Res-Care, Inc. *	7,855	137,462
Savient Pharmaceuticals, Inc. *	17,576	211,264
Vital Signs, Inc.	2,402	124,856
West Pharmaceutical Services, Inc.	10,804	501,630
Xenoport, Inc. *	6,759	188,306
Zymogenetics, Inc. * (a)	12,650	196,834

		10,060,032
Educational Services - 0.26%
eCollege.com * (a)	6,226	111,757
INVESTools, Inc. *	15,239	211,822
Leapfrog Enterprises, Inc., Class A * (a)	11,728	125,489
Strayer Education, Inc.	4,789	598,625
Universal Technical Institute, Inc. * (a)	7,833	180,786

		1,228,479
Electrical Equipment - 1.64%
A.O. Smith Corp.	6,843	261,539
Aaon, Inc.	3,474	90,776
American Science & Engineering, Inc. * (a)	3,055	160,907
Anaren, Inc. *	6,027	106,135
Anixter International, Inc. *	10,904	719,010
Audiovox Corp., Class A *	6,075	89,485
Baldor Electric Company (a)	10,812	408,045
Capstone Turbine Corp. *	37,225	39,458
China BAK Battery, Inc. * (a)	9,756	31,707
Cohu, Inc.	7,837	147,336
Compagnie Generale de Geophysique-Veritas *	23,744	988,938
DTS, Inc. * (a)	6,027	146,034
Encore Wire Corp. * (a)	7,825	198,129
Excel Technology, Inc. *	4,471	122,192
FLIR Systems, Inc. * (a)	21,881	780,495
Genlyte Group, Inc. *	8,308	586,129
Greatbatch, Inc. *	7,383	188,266

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Lamson & Sessions Company * (a)	4,859	$135,032
Littelfuse, Inc. *	7,488	304,013
Methode Electronics, Inc.	12,822	189,381
Plug Power, Inc. * (a)	25,104	79,329
Powell Industries, Inc. *	3,087	98,784
Power-One, Inc. * (a)	23,396	133,825
Universal Electronics, Inc. *	5,387	150,082
Varian, Inc. *	10,354	603,224
Vicor Corp.	6,901	69,148
W.H. Brady Company, Class A	15,009	468,281
Watsco, Inc. (a)	9,290	474,440

		7,770,120
Electrical Utilities - 1.73%
Allete, Inc.	8,455	394,172
Avista Corp.	16,451	398,608
Black Hills Corp.	11,286	414,986
CH Energy Group, Inc. (a)	5,356	260,784
Cleco Corp.	18,934	489,065
Duquesne Light Holdings, Inc.	29,450	582,816
El Paso Electric Company *	16,346	430,717
Empire District Electric Company	10,418	258,366
IDACORP, Inc.	14,176	479,716
Integrys Energy Group, Inc.	10,449	580,003
ITC Holdings Corp.	6,070	262,770
MGE Energy, Inc. (a)	7,285	258,326
NorthWestern Corp.	11,890	421,263
Otter Tail Corp. (a)	9,997	342,297
Pike Electric Corp. * (a)	5,481	99,097
PNM Resources, Inc.	22,814	736,892
Portland General Electric Company (a)	8,900	259,880
UIL Holding Corp.	8,207	284,783
Unisource Energy Corp.	11,780	442,339
Westar Energy, Inc.	28,896	795,218

		8,192,098
Electronics - 2.10%
Adaptec, Inc. * (a)	38,713	149,819
Anadigics, Inc. * (a)	15,985	188,943
Analogic Corp.	4,640	291,763
Ansoft Corp. *	5,634	178,260
Bel Fuse, Inc., Class B	3,549	137,382
Belden CDT, Inc. (a)	14,102	755,726
Bookham, Inc * (a)	23,881	54,210
Checkpoint Systems, Inc. *	13,119	310,395
Comtech Group, Inc. * (a)	4,919	85,984
CTS Corp.	12,117	167,457
Cubic Corp.	5,345	115,666
Daktronics, Inc. (a)	12,995	356,583
Electro Scientific Industries, Inc. *	9,889	190,264
Enersys * (a)	15,693	269,606
FEI Company * (a)	7,922	285,667
Franklin Electric, Inc. (a)	7,621	354,376

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Hutchinson Technology, Inc. * (a)	8,719	$203,589
II-VI, Inc. *	7,914	267,889
Imation Corp.	11,586	467,843
Integrated Electrical Services, Inc. * (a)	5,750	142,197
Itron, Inc. * (a)	8,452	549,718
Kemet Corp. *	28,812	220,412
LoJack Corp. *	6,561	124,528
Maxwell Technologies, Inc. * (a)	5,204	65,154
Measurement Specialties, Inc. * (a)	4,893	110,386
Medis Technologies, Ltd. * (a)	7,307	123,561
Mentor Graphics Corp. *	26,899	439,530
Mercury Computer Systems, Inc. *	7,772	107,798
MoSys, Inc. * (a)	8,436	70,862
Multi-Fineline Electronix, Inc. * (a)	2,881	44,223
Newport Corp. *	13,539	221,633
OSI Systems, Inc. * (a)	5,289	139,841
Park Electrochemical Corp.	6,733	182,599
Photon Dynamics, Inc. *	6,079	76,656
RAE Systems, Inc. * (a)	14,355	41,199
Rogers Corp. * (a)	5,812	257,762
SiRF Technology Holdings, Inc. * (a)	17,145	475,945
Supertex, Inc. * (a)	4,051	134,534
Sycamore Networks, Inc. *	60,593	226,618
Taser International, Inc. * (a)	20,871	167,594
Technitrol, Inc.	13,519	354,063
Trimble Navigation, Ltd. *	1,871	50,218
TTM Technologies, Inc. *	14,113	134,638
Universal Display Corp. * (a)	8,241	124,357
X-Rite, Inc. (a)	10,189	131,948
Zoran Corp. *	16,453	280,030
Zygo Corp. * (a)	6,335	101,423

		9,930,849
Energy - 0.79%
Alon USA Energy, Inc.	4,055	146,791
Aventine Renewable Energy Holdings Inc * (a)	10,222	186,245
Energy Conversion Devices, Inc. * (a)	12,962	452,892
Evergreen Energy, Inc. * (a)	23,848	156,681
Evergreen Solar, Inc. * (a)	22,390	218,302
Fuelcell Energy, Inc. * (a)	18,095	142,227
Hanover Compressor Company * (a)	34,042	757,435
Headwaters, Inc. * (a)	14,156	309,309
New Jersey Resources Corp.	9,295	465,215
Ormat Technologies, Inc. (a)	2,767	116,103
Pacific Ethanol, Inc. * (a)	9,166	156,097
Rosetta Resources, Inc. * (a)	17,123	351,706
SunPower Corp., Class A. * (a)	3,404	154,882
VeraSun Energy Corp. * (a)	6,122	121,644

		3,735,529
Financial Services - 2.37%
Accredited Home Lenders Holding Company * (a)	7,180	66,559
Actrade Financial Technologies, Ltd. *	722	917

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Advance America Cash Advance Centers, Inc. (a)	22,876	$352,062
Advanta Corp., Class B	6,514	285,574
Asset Acceptance Capital Corp. * (a)	5,666	87,653
Asta Funding, Inc. (a)	4,193	181,054
Bankrate, Inc. * (a)	3,420	120,521
Calamos Asset Management, Inc. (a)	7,959	177,645
Capital Southwest Corp. (a)	992	152,441
Cass Information Systems, Inc. (a)	2,274	76,770
CharterMac (a)	18,134	350,893
City Holding Company	6,222	251,680
Cohen & Steers, Inc. (a)	4,433	190,974
Credit Acceptance Corp. * (a)	3,090	84,017
Delphi Financial Group, Inc.	14,158	569,576
Dollar Financial Corp. *	4,193	106,083
Federal Agricultural Mortgage Corp., Class C (a)	4,321	117,531
Financial Federal Corp. (a)	9,330	245,566
Fremont General Corp. (a)	22,113	153,243
Friedman, Billings, Ramsey Group, Inc. (a)	49,210	271,639
GFI Group, Inc. * (a)	4,029	273,851
Harris & Harris Group, Inc. * (a)	7,384	95,401
Heartland Payment Systems, Inc. (a)	4,943	116,852
Interactive Data Corp.	11,934	295,366
International Securities Exchange
Holdings, Inc.	12,734	621,419
Investors Bancorp, Inc. *	18,032	260,382
Irwin Financial Corp.	7,055	131,505
Knight Capital Group, Inc. *	34,993	554,289
LaBranche & Company, Inc. * (a)	17,823	145,436
MarketAxess Holdings, Inc. * (a)	11,355	190,083
Marlin Business Services Corp. *	4,724	103,361
MCG Capital Corp.	19,302	362,105
MVC Capital, Inc.	6,857	107,312
National Financial Partners Corp. (a)	12,534	587,970
NBT Bancorp, Inc.	11,721	274,623
Ocwen Financial Corp. *	11,652	149,961
optionsXpress Holdings, Inc. (a)	6,993	164,615
Penson Worldwide, Inc. *	2,683	81,000
Piper Jaffray Companies, Inc. *	6,235	386,196
Portfolio Recovery Associates, Inc. * (a)	5,404	241,289
Sanders Morris Harris Group, Inc. (a)	6,557	69,832
Stifel Financial Corp. * (a)	4,247	188,142
SWS Group, Inc. (a)	8,147	202,127
Technology Investment Capital Corp. (a)	7,904	133,657
UMB Financial Corp.	10,429	393,799
United Community Financial Corp. (a)	10,584	116,953
United Panam Financial Corp. * (a)	3,959	49,487
Waddell & Reed Financial, Inc., Class A	28,484	664,247
World Acceptance Corp. *	6,180	246,891
WSFS Financial Corp.	2,510	161,845

		11,212,394
Food & Beverages - 1.09%
Chiquita Brands International, Inc. (a)	14,225	199,435

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Coca-Cola Bottling Company	1,817	$102,897
Diamond Foods, Inc.	5,869	97,719
Flowers Foods, Inc.	17,457	526,678
Green Mountain Coffee Roasters, Inc. * (a)	1,822	114,877
Hain Celestial Group, Inc. *	10,534	316,757
Imperial Sugar Company (a)	4,012	134,522
J & J Snack Foods Corp.	4,762	188,051
Jones Soda Company * (a)	9,294	187,925
Lance, Inc.	10,618	214,908
MGP Ingredients, Inc. (a)	3,404	69,339
Nuco2, Inc. * (a)	5,439	137,172
Performance Food Group Company * (a)	11,702	361,241
Pilgrim's Pride Corp. (a)	13,501	448,098
Premium Standard Farms, Inc.	4,959	104,337
Ralcorp Holdings, Inc. *	8,921	573,620
Sanderson Farms, Inc. (a)	5,794	214,726
Seabord Corp.	119	268,940
Spartan Stores, Inc.	7,292	195,426
Tootsie Roll Industries, Inc.	12,417	372,127
TreeHouse Foods, Inc. *	10,462	318,777

		5,147,572
Forest Products - 0.05%
Caraustar Industries, Inc. *	10,486	65,852
Deltic Timber Corp.	3,535	169,539

		235,391
Funeral Services - 0.06%
Stewart Enterprises, Inc., Class A	36,226	291,982
Furniture & Fixtures - 0.29%
American Woodmark Corp. (a)	4,109	151,047
Ethan Allen Interiors, Inc. (a)	10,935	386,443
Furniture Brands International, Inc. (a)	14,875	234,727
Kimball International, Inc., Class B	8,277	159,580
La-Z-Boy, Inc. (a)	17,407	215,499
Sealy Corp. (a)	6,779	118,497
Stanley Furniture Company, Inc. (a)	4,317	89,794

		1,355,587
Gas & Pipeline Utilities - 1.04%
American States Water Company	5,757	212,261
Aquila, Inc. *	124,343	519,754
Aurora Oil & Gas Corp. *	29,904	78,049
California Water Service Group	6,458	247,471
Crosstex Energy, Inc. (a)	10,432	299,920
Nicor, Inc. (a)	14,424	698,410
Northwest Natural Gas Company	9,309	425,142
Piedmont Natural Gas, Inc. (a)	25,053	660,898
South Jersey Industries, Inc.	9,724	369,998
Southwest Gas Corp.	13,312	517,437
Southwest Water Company (a)	8,872	127,934
The Laclede Group, Inc.	7,281	226,293
WGL Holdings, Inc.	15,974	510,849

		4,894,416

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products - 2.69%
Adeza Biomedical Corp. *	5,472	$130,671
Align Technology, Inc. * (a)	18,697	296,534
American Medical Systems Holdings, Inc. * (a)	23,413	495,653
AngioDynamics, Inc. *	4,306	72,728
Arthrocare Corp. * (a)	8,781	316,467
Aspect Medical Systems, Inc. * (a)	5,686	88,645
Biosite, Inc. * (a)	5,532	464,522
Bruker BioSciences Corp. *	14,424	151,741
Cerus Corp. * (a)	10,022	67,649
Computer Programs & Systems, Inc.	3,431	92,019
Conceptus, Inc. * (a)	7,697	153,940
CONMED Corp. *	9,622	281,251
Cyberonics, Inc. *	7,298	137,057
Cypress Biosciences, Inc. *	11,370	86,412
DJO, Inc. *	7,597	287,926
Foxhollow Technologies, Inc. * (a)	7,333	153,186
Haemonetics Corp. *	8,895	415,841
Health Tronics, Inc. *	12,895	69,504
Hologic, Inc. *	17,569	1,012,677
ICU Medical, Inc. *	4,898	192,002
Intralase Corp. *	7,253	181,180
Inverness Medical Innovations, Inc. *	11,233	491,781
Kensey Nash Corp. * (a)	4,203	128,192
Kyphon, Inc. *	14,801	668,117
LCA-Vision, Inc. (a)	7,037	289,854
LifeCell Corp. * (a)	11,302	282,211
Mannkind Corp. *	7,450	106,535
Merit Medical Systems, Inc. *	9,475	118,911
Natus Medical, Inc. * (a)	7,393	131,374
Nuvasive, Inc. * (a)	11,110	263,863
Owens & Minor, Inc.	13,474	494,900
Polymedica Corp.	7,801	330,216
PSS World Medical, Inc. *	22,654	478,906
Sirona Dental Systems, Inc. * (a)	5,895	203,142
SonoSite, Inc. * (a)	5,490	155,147
Spectranetics Corp. * (a)	10,683	114,308
Stereotaxis, Inc. * (a)	8,077	96,116
STERIS Corp.	22,547	598,848
SurModics, Inc. * (a)	5,417	195,012
Symmetry Medical, Inc. * (a)	11,864	193,739
The Medicines Company *	16,788	421,043
Thermogenesis Corp. * (a)	19,928	72,538
Thoratec Corp. * (a)	17,830	372,647
USANA Health Sciences, Inc. * (a)	3,196	149,797
Ventana Medical Systems, Inc. * (a)	9,656	404,586
Viasys Healthcare, Inc. *	10,823	367,874
Wright Medical Group, Inc. *	11,509	256,536
Zoll Medical Corp. *	6,542	174,344

		12,708,142
Healthcare Services - 1.32%
Air Methods Corp. *	3,732	89,643

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Amedisys, Inc. *	8,670	$281,168
AMERIGROUP Corp. *	17,274	525,130
AMN Healthcare Services, Inc. *	10,822	244,794
Apria Healthcare Group, Inc. *	14,333	462,239
Capital Senior Living Corp. * (a)	8,519	98,906
CorVel Corp. *	2,724	82,401
Cross Country Healthcare, Inc. *	10,883	198,397
Enzo Biochem, Inc. * (a)	9,418	142,023
Five Star Quality Care, Inc. *	11,133	114,447
Genesis HealthCare Corp. *	6,607	416,968
Healthspring, Inc. *	6,476	152,510
Healthways, Inc. *	11,597	542,160
Horizon Health Corp. *	5,578	109,050
Kindred Healthcare, Inc. *	9,572	313,770
LHC Group, Inc. * (a)	4,224	136,984
Magellan Health Services, Inc. *	12,416	521,472
National Healthcare Corp.	2,331	118,834
Odyssey Healthcare, Inc. *	12,043	158,124
Palomar Medical Technologies, Inc. * (a)	5,827	232,789
Phase Forward, Inc. *	11,686	153,437
Radiation Therapy Services, Inc. * (a)	4,261	130,557
Sun Healthcare Group, Inc. * (a)	8,071	99,677
Symbion, Inc. * (a)	6,442	126,328
The Advisory Board Company *	6,226	315,160
United Surgical Partners International, Inc. *	15,019	462,735

		6,229,703
Holdings Companies/Conglomerates - 0.23%
Florida East Coast, Inc.	11,705	733,787
PICO Holdings, Inc. * (a)	3,782	161,529
United Industrial Corp. (a)	3,155	174,156

		1,069,472
Homebuilders - 0.22%
AMREP Corp. * (a)	570	44,032
Champion Enterprises, Inc. * (a)	25,751	226,609
Hovnanian Enterprises, Inc., Class A * (a)	16,641	418,688
M/I Homes, Inc. (a)	4,124	109,492
Meritage Homes Corp. * (a)	7,558	242,763

		1,041,584
Hotels & Restaurants - 2.15%
AFC Enterprises, Inc. *	9,037	181,192
Ameristar Casinos, Inc.	8,630	277,109
Applebee's International, Inc.	24,834	615,387
BJ's Restaurants, Inc. * (a)	4,893	103,389
Bob Evans Farms, Inc.	12,082	446,430
Buffalo Wild Wings, Inc. * (a)	2,537	161,607
California Pizza Kitchen, Inc. * (a)	6,786	223,192
CBRL Group, Inc.	10,357	479,529
CEC Entertainment, Inc. *	11,133	462,465
Century Casinos, Inc. * (a)	7,543	62,230
Chipotle Mexican Grill, Inc. *	8,148	467,695
CKE Restaurants, Inc.	22,791	429,838
Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Cosi, Inc. * (a)	12,387	$69,119
Denny's Corp. *	31,702	155,340
Domino's Pizza, Inc.	12,816	416,135
IHOP Corp. (a)	6,177	362,281
Jack in the Box, Inc. *	11,745	811,932
Krispy Kreme Doughnuts, Inc. *	18,483	188,342
Landry's Restaurants, Inc. (a)	5,512	163,155
Lodgian, Inc. *	7,317	97,755
Luby's Cafeterias, Inc. *	7,883	77,017
Magna Entertainment Corp., Class A * (a)	14,696	53,493
Marcus Corp.	7,338	170,682
McCormick & Schmick's Seafood
Restaurants, Inc. *	4,318	115,766
Morgans Hotel Group Company * (a)	6,480	136,145
O'Charley's, Inc. *	8,156	157,329
P.F. Chang's China Bistro, Inc. * (a)	8,894	372,481
Papa Johns International, Inc. *	8,301	244,049
Peets Coffee & Tea, Inc. * (a)	5,113	141,221
RARE Hospitality International, Inc. *	11,442	344,290
Red Robin Gourmet Burgers, Inc. * (a)	5,626	218,401
Ruby Tuesday, Inc.	19,676	562,734
Ruth's Chris Steak House, Inc. * (a)	6,239	127,026
Sonic Corp. *	23,276	518,589
Texas Roadhouse, Inc., Class A * (a)	17,693	252,125
The Steak & Shake Company * (a)	9,857	165,302
Triarc Companies, Inc.	20,698	355,799

		10,186,571
Household Appliances - 0.12%
Consolidated Tomoka Land Company (a)	2,068	156,031
Drew Industries, Inc. * (a)	6,384	183,093
Lifetime Brands, Inc. (a)	4,273	89,263
National Presto Industries, Inc.	1,872	115,390
Technical Olympic USA, Inc. (a)	6,771	27,016

		570,793
Household Products - 0.50%
Blyth, Inc.	8,771	185,156
Central Garden & Pet Company, Class A *	14,588	214,444
Central Garden & Pet Company * (a)	7,294	107,732
iRobot Corp. * (a)	4,016	52,489
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	8,570	145,776
Select Comfort Corp. * (a)	17,979	320,026
Smith & Wesson Holding Corp. * (a)	9,886	129,408
Tempur-Pedic International, Inc. (a)	16,603	431,512
Tupperware Brands Corp.	20,490	510,816
TurboChef Technologies, Inc. *	4,669	71,062
WD-40 Company	6,082	192,860

		2,361,281
Housing & Urban Development - 0.02%
Cavco Industries, Inc. * (a)	2,587	90,416

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery - 1.43%
Actuant Corp., Class A (a)	9,113	$463,032
Albany International Corp., Class A (a)	9,057	325,509
Badger Meter, Inc. (a)	4,959	131,661
Briggs & Stratton Corp. (a)	17,006	524,635
Cascade Corp.	4,196	251,256
Chart Industries, Inc. *	5,099	92,598
Circor International, Inc.	5,509	196,671
Cognex Corp. (a)	15,596	337,965
Dionex Corp. *	6,713	457,222
EnPro Industries, Inc. *	7,069	254,837
Gehl Company * (a)	3,683	93,475
Gorman Rupp Company	4,109	131,611
H&E Equipment Services, Inc. *	4,072	87,548
Intevac, Inc. * (a)	7,063	186,251
Kadant, Inc. *	4,759	120,688
Lindsay Corp. (a)	4,068	129,322
Lufkin Industries, Inc.	4,956	278,428
Middleby Corp. *	2,263	298,354
NACCO Industries, Inc., Class A	1,820	250,086
NATCO Group, Inc. *	4,933	168,314
OYO Geospace Corp. * (a)	1,451	102,905
Presstek, Inc. * (a)	10,817	65,443
Robbins & Myers, Inc.	4,440	165,568
Rofin Sinar Technologies, Inc. *	5,172	306,079
Sauer-Danfoss, Inc.	3,512	105,711
Tecumseh Products Company, Class A * (a)	6,256	62,998
Tennant Company	5,587	175,935
Tredegar Industries, Inc.	11,430	260,490
Valmont Industries, Inc.	6,042	349,409
Watts Water Technologies, Inc., Class A (a)	9,692	368,587

		6,742,588
Industrials - 0.14%
Brookfield Homes Corp. (a)	4,231	135,815
Clean Harbors, Inc. *	5,226	236,320
GrafTech International, Ltd. * (a)	33,392	303,199

		675,334
Insurance - 2.38%
21st Century Insurance Group	11,300	239,560
Alfa Corp.	11,520	212,890
American Equity Investment Life Holding
Company (a)	19,185	251,899
American Physicians Capital, Inc. *	3,491	139,919
Argonaut Group, Inc. *	10,573	342,142
Bristol West Holdings, Inc.	5,853	129,761
CNA Surety Corp. *	5,637	118,941
Commerce Group, Inc.	18,371	551,865
Crawford & Company, Class B (a)	9,381	54,410
Direct General Corp.	5,452	115,910
Donegal Group, Inc.	5,039	85,562
Enstar Group, Ltd. * (a)	1,275	125,766
FBL Financial Group, Inc., Class A	4,992	195,337

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
FPIC Insurance Group, Inc. *	3,792	$169,389
Harleysville Group, Inc.	4,878	158,486
Hilb, Rogal and Hamilton Company	12,157	596,301
Horace Mann Educators Corp.	14,724	302,578
Infinity Property & Casualty Corp.	7,040	329,894
James River Group, Inc.	3,439	107,675
LandAmerica Financial Group, Inc. (a)	5,963	440,725
Meadowbrook Insurance Group, Inc. *	9,173	100,811
Midland Company (a)	4,053	171,928
National Interstate Corp. (a)	5,581	143,767
National Western Life Insurance Company,
Class A *	885	216,648
Navigators Group, Inc. *	4,514	226,467
Nymagic, Inc.	2,426	99,102
Odyssey Re Holdings Corp.	4,318	169,741
Ohio Casualty Corp.	21,433	641,918
Phoenix Companies, Inc.	38,005	527,510
PMA Capital Corp., Class A * (a)	12,042	113,074
Presidential Life Corp.	7,738	152,593
ProAssurance Corp. *	11,187	572,215
RLI Corp.	7,642	419,775
Safety Insurance Group, Inc.	4,911	197,029
SCPIE Holdings, Inc. *	3,880	88,076
SeaBright Insurance Holdings, Inc. *	5,973	109,903
Selective Insurance Group, Inc.	19,850	505,381
State Auto Financial Corp.	5,135	164,988
Stewart Information Services Corp.	5,877	245,600
Tower Group, Inc.	5,787	186,457
Triad Guaranty, Inc. * (a)	3,982	164,895
U.S.I. Holdings Corp. *	15,628	263,332
United Fire & Casualty Company	7,173	251,988
Universal American Financial Corp. *	13,195	255,719
Zenith National Insurance Corp.	12,412	586,715

		11,244,642
International Oil - 0.15%
ATP Oil & Gas Corp. *	6,874	258,462
Callon Petroleum Company * (a)	7,375	100,079
Parker Drilling Company *	36,338	341,214

		699,755
Internet Content - 0.55%
Audible, Inc. *	8,635	89,718
CMGI, Inc. * (a)	154,791	328,157
CNET Networks, Inc. *	50,126	436,597
Harris Interactive, Inc. *	19,076	115,028
InfoSpace, Inc. *	10,458	268,457
Internet Cap Group, Inc. *	13,388	143,252
Jupitermedia Corp. * (a)	7,638	50,564
Move, Inc. *	33,740	186,920
NetRatings, Inc. *	4,498	93,558
ProQuest Company * (a)	8,968	80,712
RightNow Technologies, Inc. * (a)	5,170	84,685

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content (continued)
Safeguard Scientifics, Inc. * (a)	42,768	$126,593
Schawk, Inc., Class A	5,629	101,941
Sohu.com, Inc. *	8,659	185,562
The Knot, Inc. * (a)	6,470	139,299
TheStreet.com, Inc. (a)	6,615	81,034
WebSideStory, Inc. * (a)	6,270	81,196

		2,593,273
Internet Retail - 0.33%
1-800-Flowers.com, Inc. *	9,656	75,124
Ariba, Inc. *	25,069	235,649
Blue Nile, Inc. * (a)	4,517	183,661
Drugstore.com, Inc. * (a)	28,521	73,584
Netflix, Inc. * (a)	15,047	348,940
Overstock.com, Inc. *	3,945	65,487
PetMed Express, Inc. * (a)	6,691	79,288
Priceline.com, Inc. *	7,720	411,167
Stamps.com, Inc. *	6,320	90,819

		1,563,719
Internet Service Provider - 0.42%
Cogent Communications Group, Inc. *	7,015	165,765
Covad Communications Group, Inc. * (a)	99,921	126,900
Earthlink, Inc. * (a)	41,025	301,534
Equinix, Inc. * (a)	9,541	816,996
eSPEED, Inc., Class A * (a)	8,384	79,648
Online Resources Corp. * (a)	7,958	91,278
Terremark Worldwide, Inc. * (a)	13,637	109,914
United Online, Inc.	21,480	301,364

		1,993,399
Internet Software - 1.03%
Agile Software Corp. *	20,143	139,994
Art Technology Group, Inc. * (a)	39,303	91,183
Chordiant Software, Inc. *	11,164	115,547
Cybersource Corp. * (a)	10,548	131,956
DealerTrack Holdings, Inc. *	3,961	121,682
Digital River, Inc. * (a)	13,155	726,814
eResearch Technology, Inc. * (a)	17,171	134,964
Interwoven, Inc. *	14,307	241,788
Lionbridge Technologies, Inc. * (a)	20,315	103,403
NIC, Inc. *	13,701	73,437
Openwave Systems, Inc. * (a)	31,741	258,689
RealNetworks, Inc. *	35,561	279,154
S1 Corp. *	24,830	148,980
Safenet, Inc. *	8,792	248,814
Sapient Corp. * (a)	27,971	191,881
TIBCO Software, Inc. *	70,366	599,518
VASCO Data Security International, Inc. * (a)	8,527	152,378
Vignette Corp. *	10,281	190,918
WebEx Communications, Inc. *	13,935	792,344
WebMethods, Inc. *	18,464	132,756

		4,876,200

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Investment Companies - 0.24%
Apollo Investment Corp.	27,462	$587,687
Ares Cap Corp.	16,899	307,055
Gladstone Capital Corp. (a)	5,171	122,449
NGP Capital Resources Company	7,356	116,298

		1,133,489
Leisure Time - 1.62%
Ambassadors International, Inc. (a)	2,542	117,288
Arctic Cat, Inc.	4,954	96,553
Bally Technologies, Inc. * (a)	17,625	415,597
Blockbuster, Inc., Class A * (a)	64,267	413,879
Bluegreen Corp. *	7,593	85,725
Callaway Golf Company	25,602	403,488
Carmike Cinemas, Inc. (a)	4,626	107,323
Churchill Downs, Inc.	3,230	146,610
Dover Downs Gaming & Entertainment, Inc.	5,406	69,629
Gaylord Entertainment Company *	13,483	712,846
Isle of Capri Casinos, Inc. * (a)	5,358	137,272
K2, Inc. *	15,889	192,098
Lakes Gaming, Inc. * (a)	8,205	91,486
Life Time Fitness, Inc. * (a)	10,214	525,102
Monarch Casino & Resort, Inc. *	3,834	99,684
MTR Gaming Group, Inc. * (a)	8,564	112,017
Multimedia Games, Inc. * (a)	10,021	119,250
Parkervision, Inc. * (a)	6,722	88,798
Pinnacle Entertainment, Inc. *	15,950	463,666
Polaris Industries, Inc. (a)	13,088	627,962
Progressive Gaming International Corp. * (a)	12,164	54,738
RC2 Corp. * (a)	7,035	284,144
Riviera Holdings Corp. * (a)	4,085	114,176
Shuffle Master, Inc. * (a)	11,784	215,058
Six Flags, Inc. *	23,704	142,461
Speedway Motorsports, Inc.	5,337	206,809
Steinway Musical Instruments, Inc. *	3,037	98,004
The Nautilus Group, Inc. (a)	11,229	173,263
Topps, Inc. (a)	13,482	131,045
Trump Entertainment Resorts, Inc. * (a)	10,468	189,157
Vail Resorts, Inc. * (a)	10,129	550,309
West Marine, Inc. * (a)	5,227	95,184
WMS Industries, Inc. *	9,095	356,888

		7,637,509
Life Sciences - 0.21%
American Ecology Corp.	5,562	106,846
Dawson Geophysical Company *	2,765	136,951
Incyte Corp. *	28,717	189,245
Ionatron, Inc. * (a)	11,656	54,317
Pharmanet Development Group, Inc. * (a)	6,291	163,566
Senomyx, Inc. * (a)	10,259	127,006
Symyx Technologies, Inc. *	11,400	202,008

		979,939
Liquor - 0.09%
Boston Beer Company, Inc. *	3,408	113,657

The accompanying notes are an integral part of the financial statements.
287

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Liquor (continued)
Central European Distribution Corp. * (a)	10,631	$309,468

		423,125
Manufacturing - 1.65%
Acuity Brands, Inc.	14,968	814,858
American Railcar Industries, Inc.	3,207	95,601
AptarGroup, Inc.	11,691	782,479
Barnes Group, Inc. (a)	13,086	301,109
Blout International, Inc. * (a)	13,111	163,232
Ceradyne, Inc. * (a)	8,944	489,595
Coherent, Inc. *	10,347	328,414
ESCO Technologies, Inc. *	8,579	384,511
Freightcar America, Inc. (a)	2,353	113,344
Gen Tek, Inc. * (a)	3,639	123,944
General Cable Corp. *	16,821	898,746
Goodman Global, Inc. *	8,224	144,907
Hexcel Corp. * (a)	31,161	618,546
Input/Output, Inc. * (a)	23,401	322,466
Insteel Industries, Inc.	4,857	81,549
Kaydon Corp. (a)	9,461	402,660
Koppers Holdings, Inc.	3,578	91,811
Lancaster Colony Corp.	8,262	365,098
Mine Safety Appliances Company (a)	10,391	437,045
Nordson Corp.	9,878	458,932
Radyne Corp. *	6,670	60,830
Raven Industries, Inc. (a)	5,564	156,070
Reddy Ice Holdings, Inc.	6,036	182,166

		7,817,913
Medical-Hospitals - 0.61%
AmSurg Corp. *	10,365	253,839
Centene Corp. *	14,460	303,516
Cepheid, Inc. * (a)	18,498	219,756
DexCom, Inc. * (a)	5,857	46,036
EV3, Inc. * (a)	5,501	108,370
Hana Biosciences, Inc. * (a)	10,510	20,074
Hythiam, Inc. * (a)	9,340	63,512
IRIS International, Inc. *	6,325	88,234
Medcath Corp. *	3,087	84,275
Neurometrix, Inc. * (a)	4,409	42,811
Northstar Neuroscience, Inc. *	4,190	53,632
Novavax, Inc. * (a)	21,175	54,843
Psychiatric Solutions, Inc. *	17,756	715,744
RehabCare Group, Inc. *	6,322	100,330
Sunrise Senior Living, Inc. *	14,882	588,137
Vital Images, Inc. * (a)	4,514	150,136

		2,893,245
Metal & Metal Products - 0.84%
A. M. Castle & Company	3,450	101,292
Ampco-Pittsburgh Corp.	2,546	73,554
Brush Engineered Materials, Inc. *	6,476	313,892
Dynamic Materials Corp. * (a)	4,017	131,436
Gibraltar Industries, Inc.	8,239	186,366

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
L.B. Foster Company * (a)	3,758	$77,452
Ladish Company, Inc. * (a)	4,766	179,392
Matthews International Corp., Class A	10,913	444,159
Metal Management, Inc.	8,684	401,201
Mueller Industries, Inc.	12,342	371,494
Mueller Water Products, Inc.	8,744	120,755
NN, Inc.	7,140	89,179
Quanex Corp.	12,592	533,271
RBC Bearings, Inc. *	7,007	234,244
RTI International Metals, Inc. *	7,585	690,311

		3,947,998
Mining - 0.64%
AMCOL International Corp. (a)	7,367	218,432
Cleveland-Cliffs, Inc. (a)	13,861	887,243
Coeur d'Alene Mines Corp. * (a)	92,353	379,571
Compass Minerals International, Inc. (a)	10,740	358,716
Hecla Mining Company * (a)	39,717	359,836
Royal Gold, Inc. (a)	6,515	196,101
Stillwater Mining Company * (a)	13,786	174,944
USEC, Inc. * (a)	28,986	471,022

		3,045,865
Mobile Homes - 0.13%
Fleetwood Enterprises, Inc. * (a)	21,636	171,141
Skyline Corp.	2,623	88,500
Winnebago Industries, Inc. (a)	10,862	365,289

		624,930
Newspapers - 0.12%
Journal Register Company	14,152	84,346
Lee Enterprises, Inc.	15,423	463,461

		547,807
Office Furnishings & Supplies - 0.62%
Acco Brands Corp. *	15,081	363,301
Global Imaging Systems, Inc. *	17,537	341,972
Herman Miller, Inc.	22,075	739,292
IKON Office Solutions, Inc. (a)	36,521	524,807
Knoll, Inc.	10,134	241,493
The Standard Register Company	6,905	87,348
United Stationers, Inc. *	10,494	628,800

		2,927,013
Paper - 0.51%
Bowater, Inc. (a)	18,401	438,312
Buckeye Technologies, Inc. *	13,160	170,817
Chesapeake Corp.	7,335	110,759
Mercer International, Inc. *	9,716	116,203
Neenah Paper, Inc.	5,185	206,052
P.H. Glatfelter Company (a)	15,066	224,634
Potlatch Corp. (a)	12,873	589,326
Rock-Tenn Company, Class A	10,694	355,041
Wausau-Mosinee Paper Corp.	15,304	219,765

		2,430,909

The accompanying notes are an integral part of the financial statements.
288

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services - 1.38%
Atwood Oceanics, Inc. *	8,932	$524,219
Basic Energy Services, Inc. *	4,801	111,863
Bronco Drilling Company, Inc. * (a)	4,718	78,177
Complete Production Services, Inc. *	8,707	173,356
Delek U.S. Holdings, Inc.	3,655	69,920
Dril-Quip, Inc. *	7,310	316,377
Grey Wolf, Inc. *	64,682	433,369
Gulfmark Offshore, Inc. *	5,391	235,317
Hercules Offshore, Inc. * (a)	6,859	180,117
Hornbeck Offshore Services, Inc. * (a)	8,122	232,695
Lone Star Technologies, Inc. *	10,218	674,695
Metretek Technologies, Inc. * (a)	5,585	74,504
Newpark Resources, Inc. *	30,147	212,536
PetroHawk Energy Corp. *	47,762	629,026
Petroleum Development Corp. *	4,939	264,582
Pioneer Drilling Company *	13,704	173,904
Rentech, Inc. * (a)	46,656	146,500
RPC, Inc. (a)	10,771	179,445
Superior Well Services, Inc. *	3,881	88,681
Trico Marine Services, Inc. * (a)	4,137	154,145
Universal Compression Holdings, Inc. *	9,999	676,732
W-H Energy Services, Inc. *	9,813	458,660
World Fuel Services Corp. (a)	9,191	425,176

		6,513,996
Pharmaceuticals - 1.78%
Adolor Corp. * (a)	15,426	134,978
ADVENTRX Pharmaceuticals, Inc. * (a)	23,571	58,928
Akorn, Inc. * (a)	16,910	114,143
Alexion Pharmaceuticals, Inc. * (a)	11,800	510,232
Alkermes, Inc. *	32,451	501,043
American Oriental Bioengineering, Inc. *	15,062	141,432
Anadys Pharmaceuticals, Inc. *	10,188	40,446
Array BioPharma, Inc. *	13,306	168,986
Atherogenics, Inc. * (a)	13,485	37,893
Auxilium Pharmaceuticals, Inc. *	8,889	130,491
AVI BioPharma, Inc. * (a)	17,729	47,514
Bentley Pharmaceuticals, Inc. * (a)	7,003	57,355
Biocryst Pharmaceuticals, Inc. * (a)	8,058	67,445
Bradley Pharmaceuticals, Inc., Class A * (a)	4,992	95,797
Caraco Pharmaceutical Labs * (a)	3,666	44,652
Cubist Pharmaceuticals, Inc. * (a)	18,283	403,506
Encysive Pharmaceuticals, Inc. * (a)	20,195	54,728
Enzon Pharmaceuticals, Inc. * (a)	15,350	125,103
Idenix Pharmaceuticals, Inc. * (a)	8,586	62,678
Indevus Pharmaceuticals, Inc. *	18,829	133,121
Isis Pharmaceuticals, Inc. * (a)	24,458	226,726
Medicis Pharmaceutical Corp., Class A (a)	18,192	560,677
Nastech Pharmaceutical Company, Inc. * (a)	7,475	80,655
Noven Pharmaceuticals, Inc. *	8,075	187,340
NPS Pharmaceuticals, Inc. *	16,800	56,952
Nuvelo, Inc. *	17,571	64,661

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Onyx Pharmaceuticals, Inc. * (a)	14,641	$363,682
OSI Pharmaceuticals, Inc. * (a)	18,961	625,713
Par Pharmaceutical Companies, Inc. *	11,875	298,300
Penwest Pharmaceuticals Company * (a)	7,825	78,876
Peregrine Pharmaceuticals, Inc. * (a)	67,945	66,586
Pharmion Corp. * (a)	8,110	213,212
POZEN, Inc. * (a)	8,516	125,611
Prestige Brands Holdings, Inc. *	11,542	136,773
Regeneron Pharmaceuticals, Inc. *	17,440	377,053
Rigel Pharmaceuticals, Inc. * (a)	8,755	95,079
Salix Pharmaceuticals, Ltd. * (a)	15,735	198,261
Santarus, Inc. * (a)	17,284	121,679
Sciele Pharma, Inc. * (a)	9,812	232,348
Supergen, Inc. * (a)	17,366	102,459
United Therapeutics Corp. *	7,858	422,603
Valeant Pharmaceuticals International	31,130	538,238
ViroPharma, Inc. *	22,995	329,978

		8,433,933
Plastics - 0.11%
AEP Industries, Inc. *	2,274	97,782
PW Eagle, Inc. (a)	3,567	117,853
Spartech Corp.	10,676	313,234

		528,869
Publishing - 0.45%
American Greetings Corp., Class A	17,710	411,049
Consolidated Graphics, Inc. *	3,775	279,539
Courier Corp.	3,707	144,832
Media General, Inc., Class A (a)	7,466	284,903
Playboy Enterprises, Inc., Class B * (a)	7,708	79,315
PRIMEDIA, Inc. * (a)	69,533	184,958
Scholastic Corp. *	11,773	366,140
Sun-Times Media Group, Inc. (a)	23,480	116,461
Valassis Communications, Inc. *	16,182	278,169

		2,145,366
Railroads & Equipment - 0.21%
Genesee & Wyoming, Inc., Class A *	12,121	322,540
Greenbrier Company, Inc. (a)	4,630	123,621
Wabtec Corp.	16,115	555,806

		1,001,967
Real Estate - 6.65%
Acadia Realty Trust, REIT	10,806	281,712
Affordable Residential Communities, REIT * (a)	14,692	178,214
Alexander's, Inc., REIT * (a)	676	278,309
Alexandria Real Estate Equities, Inc., REIT	9,594	962,950
American Campus Communities, Inc., REIT	7,775	235,505
American Financial Realty Trust, REIT	43,036	433,803
American Home Mortgage Investment Corp.,
REIT (a)	14,678	396,159
Anthracite Capital, Inc., REIT	19,478	233,736
Anworth Mortgage Asset Corp., REIT	16,119	157,483
Ashford Hospitality Trust, Inc., REIT	20,077	239,719

The accompanying notes are an integral part of the financial statements.
289

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Avatar Holdings, Inc. * (a)	2,029	$144,952
BioMed Realty Trust, Inc., REIT	21,667	569,842
California Coastal Communities, Inc., REIT *	4,283	86,902
Capital Lease Funding, Inc., REIT	12,580	134,732
Capital Trust, Inc., Class A, REIT (a)	3,877	176,675
Cedar Shopping Centers, Inc., REIT	11,733	190,075
Corporate Office Properties Trust, REIT	10,993	502,160
Cousins Properties, Inc., REIT	12,774	419,754
Crescent Real Estate Equities Company, REIT	26,146	524,489
Deerfield Triarc Capital Corp., REIT	17,582	263,554
DiamondRock Hospitality Company, REIT	23,456	445,664
Digital Realty Trust, Inc., REIT	8,400	335,160
EastGroup Properties, Inc., REIT	8,024	409,465
Education Realty Trust, Inc., REIT (a)	9,418	139,198
Entertainment Properties Trust, REIT	8,850	533,212
Equity Inns, Inc., REIT	18,352	300,606
Equity Lifestyle Properties, Inc., REIT	6,690	361,327
Equity One, Inc., REIT	12,702	336,603
Extra Space Storage, Inc., REIT	19,437	368,137
FelCor Lodging Trust, Inc., REIT	20,259	526,126
Fieldstone Investment Corp., REIT (a)	17,350	53,264
First Industrial Realty Trust, Inc., REIT (a)	14,760	668,628
First Potomac Realty Trust, REIT	8,135	232,417
Franklin Street Properties Corp., REIT (a)	19,622	376,350
Getty Realty Corp., REIT (a)	6,126	176,061
Glimcher Realty Trust, REIT (a)	12,826	346,558
GMH Communities Trust, REIT (a)	13,792	137,782
Gramercy Captial Corp., REIT	6,574	201,690
Health Care REIT, Inc. (a)	3,318	145,660
Healthcare Realty Trust, Inc., REIT	15,836	590,683
Hersha Hospitality Trust, REIT	11,941	140,665
Highland Hospitality Corp., REIT	19,996	355,929
Highwoods Properties, Inc., REIT	17,880	706,081
Home Properties, Inc., REIT	11,408	602,456
HomeBanc Corp., Georgia, REIT (a)	20,393	71,172
Impac Mortgage Holdings, Inc., REIT (a)	26,054	130,270
Inland Real Estate Corp., REIT (a)	22,752	417,272
Innkeepers USA Trust, REIT	14,625	238,095
Investors Real Estate Trust, SBI, REIT	18,059	191,245
Jer Investors Trust, Inc., REIT	9,250	175,935
Kite Realty Group Trust, REIT	10,072	200,936
KKR Financial Corp., REIT	26,678	731,778
LaSalle Hotel Properties, REIT	13,263	614,873
Lexington Corporate Property Trust, REIT	24,434	516,290
LTC Properties, Inc., REIT	8,082	209,405
Luminent Mortgage Capital, Inc., REIT	16,580	148,225
Maguire Properties, Inc., REIT	12,595	447,878
Medical Properties Trust, Inc., REIT	13,656	200,607
MFA Mortgage Investments, Inc., REIT	26,989	207,815
Mid-America Apartment Communities, Inc.,
REIT	7,932	446,254
National Health Investments, Inc., REIT	7,966	249,654

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
National Retail Properties, Inc., REIT	19,438	$470,205
Nationwide Health Properties, Inc., REIT	28,051	876,874
Newcastle Investment Corp., REIT	15,156	420,276
NorthStar Realty Finance Corp., REIT	14,335	218,035
Novastar Financial, Inc., REIT (a)	12,371	61,855
Omega Healthcare Investors, REIT (a)	19,392	332,573
Parkway Properties, Inc., REIT	4,792	250,382
Pennsylvania Real Estate
Investment Trust, REIT	12,207	541,136
Post Properties, Inc., REIT	14,064	643,147
PS Business Parks, Inc., REIT	5,344	376,859
RAIT Investment Trust, REIT	9,304	259,954
Ramco-Gershenson Properties Trust, REIT (a)	5,901	210,725
Realty Income Corp., REIT	32,918	928,288
Redwood Trust, Inc., REIT	6,510	339,692
Republic Property Trust, REIT (a)	10,030	115,245
Saul Centers, Inc., REIT	3,752	213,489
Senior Housing Properties Trust, REIT	22,824	545,494
Sovran Self Storage, Inc., REIT	6,039	334,621
Spirit Finance Corp., REIT	32,806	488,809
Strategic Hotel Cap, Inc., REIT	24,330	556,427
Sun Communities, Inc., REIT	6,457	200,296
Sunstone Hotel Investors, Inc., REIT	19,301	526,145
Tanger Factory Outlet Centers, Inc., REIT	10,487	423,570
Tarragon Realty Investments, Inc., REIT (a)	4,998	51,829
The Mills Corp., REIT (a)	18,805	474,638
Universal Health Realty Income Trust, REIT	4,626	165,379
Urstadt Biddle Properties, Inc., REIT	8,388	164,069
U-Store-It Trust, REIT	15,742	316,729
Washington Real Estate Investment Trust,
REIT (a)	14,961	559,841
Winston Hotels, Inc., REIT	10,585	159,093
Winthrop Realty Trust, REIT	15,073	99,633

		31,423,459
Retail - 0.04%
Books-A-Million, Inc.	5,095	72,553
Core-Mark Holding Company, Inc. * (a)	3,706	132,230

		204,783
Retail Grocery - 0.44%
Ingles Markets, Inc.	4,374	178,634
Nash-Finch Company (a)	4,824	166,235
Pathmark Stores, Inc. *	18,054	231,091
Ruddick Corp.	13,575	408,336
Smart & Final, Inc. *	5,149	112,094
The Great Atlantic & Pacific Tea Company * (a)	6,466	214,542
United Natural Foods, Inc. * (a)	14,206	435,272
Weis Markets, Inc.	3,513	157,031
Wild Oats Markets, Inc. * (a)	10,036	182,655

		2,085,890
Retail Trade - 4.09%
99 Cents Only Stores * (a)	15,933	234,693

The accompanying notes are an integral part of the financial statements.
290

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
A.C. Moore Arts & Crafts, Inc. *	5,521	$117,818
Aaron Rents, Inc., Class B (a)	14,685	388,271
Aeropostale, Inc. *	18,247	734,077
Big 5 Sporting Goods Corp.	7,936	205,701
Big Lots, Inc. *	37,598	1,176,065
Bon-Ton Stores, Inc. (a)	2,320	130,477
Borders Group, Inc. (a)	21,574	440,541
Build A Bear Workshop, Inc. * (a)	4,997	137,268
Building Materials Holding Corp. (a)	9,788	177,261
Cabela's, Inc. *	10,738	266,410
Cache, Inc. *	4,367	77,514
Casey's General Stores, Inc.	17,098	427,621
Cash America International, Inc.	9,940	407,540
Casual Male Retail Group, Inc. * (a)	10,596	125,351
Cato Corp., Class A	10,390	243,022
Charlotte Russe Holding, Inc. *	5,723	165,223
Charming Shoppes, Inc. *	41,064	531,779
Children's Place Retail Stores, Inc. *	7,561	421,601
Christopher & Banks Corp. (a)	12,340	240,260
Citi Trends, Inc. * (a)	2,158	92,233
Conn's, Inc. * (a)	2,758	68,260
Cost Plus, Inc. * (a)	7,803	78,030
DSW, Inc., Class A * (a)	5,466	230,720
Finish Line, Inc. (a)	14,636	184,414
First Cash Financial Services, Inc. *	9,533	212,395
Fossil, Inc. *	14,691	388,871
Fred's, Inc., Class A	13,728	201,802
FTD Group, Inc.	4,599	76,021
Gaiam, Inc., Class A * (a)	5,903	92,913
Genesco, Inc. * (a)	7,788	323,436
Guitar Center, Inc. * (a)	9,816	442,898
Haverty Furniture Companies, Inc. (a)	8,020	112,280
Hibbett Sports, Inc. *	10,809	309,029
Hot Topic, Inc. * (a)	14,942	165,856
J. Crew Group, Inc. *	7,275	292,237
Jo-Ann Stores, Inc. *	8,184	223,014
Kenneth Cole Productions, Inc., Class A (a)	3,553	91,206
Longs Drug Stores Corp.	10,620	548,417
Marinemax, Inc. * (a)	5,646	130,874
NBTY, Inc. *	18,451	978,641
New York & Company, Inc. * (a)	7,367	116,325
Pacific Sunwear of California, Inc. *	24,391	508,065
Pantry, Inc. *	7,643	345,616
Payless ShoeSource, Inc. *	22,221	737,737
Pier 1 Imports, Inc. (a)	29,332	202,684
Regis Corp. (a)	15,189	613,180
Rent-A-Center, Inc. *	23,259	650,787
Restoration Hardware, Inc. * (a)	10,395	68,191
Retail Ventures, Inc. * (a)	6,829	143,750
School Specialty, Inc. * (a)	7,814	282,164
Shoe Carnival, Inc. *	3,140	104,562
Sonic Automotive, Inc.	10,128	288,648

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Spectrum Brands, Inc. * (a)	12,707	$80,435
Stein Mart, Inc.	9,147	149,279
Steven Madden, Ltd. *	7,079	206,707
Systemax, Inc. * (a)	3,372	63,158
Talbots, Inc. (a)	7,535	177,977
The Buckle, Inc. (a)	4,960	177,072
The Dress Barn, Inc. *	15,431	321,119
The Men's Wearhouse, Inc.	15,904	748,283
The Wet Seal, Inc., Class A *	22,966	150,427
Tuesday Morning Corp. (a)	10,230	151,813
Tween Brands, Inc. *	11,255	402,029
ValueVision Media, Inc., Class A *	10,691	132,141
Zale Corp. *	16,005	422,212
Zumiez, Inc. * (a)	4,854	194,742

		19,331,143
Sanitary Services - 0.26%
Casella Waste Systems, Inc., Class A *	8,032	78,392
Darling International, Inc. *	28,848	187,512
Insituform Technologies, Inc., Class A * (a)	9,214	191,559
Synagro Technologies, Inc.	22,223	126,671
Waste Connections, Inc. *	21,691	649,429

		1,233,563
Semiconductors - 2.83%
Actel Corp. *	8,966	148,118
Advanced Analogic Technologies, Inc. *	13,797	90,784
Advanced Energy Industries, Inc. *	11,849	249,303
American Superconductor Corp. * (a)	11,608	156,360
Amis Holdings, Inc. *	15,098	165,323
Amkor Technology, Inc. *	34,259	427,552
Applied Micro Circuits Corp. * (a)	98,132	358,182
Asyst Technologies, Inc. *	16,871	118,603
ATMI, Inc. *	11,676	356,935
Axcelis Technologies, Inc. *	34,015	259,875
Brooks Automation, Inc. *	25,072	429,985
Cirrus Logic, Inc. *	29,666	227,242
Conexant Systems, Inc. * (a)	160,422	264,696
Credence Systems Corp. * (a)	33,749	111,709
Cymer, Inc. *	12,311	511,522
Diodes, Inc. * (a)	6,641	231,439
DSP Group, Inc. *	10,373	197,087
Emcore Corp. * (a)	14,602	73,010
Emulex Corp. *	28,065	513,309
Entegris, Inc. *	46,047	492,703
Exar Corp. *	10,892	144,210
FormFactor, Inc. *	15,289	684,183
Genesis Microchip, Inc. * (a)	12,036	111,815
Hittite Microwave Corp. *	4,383	176,065
Ikanos Communications, Inc. * (a)	7,494	58,228
IXYS Corp. *	9,863	100,899
Kopin Corp. * (a)	24,983	84,443
Kulicke & Soffa Industries, Inc. *	19,380	179,265

The accompanying notes are an integral part of the financial statements.
291

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited)- continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Lattice Semiconductor Corp. *	38,327	$224,213
LTX Corp. *	21,383	130,864
Mattson Technology, Inc. *	17,725	161,298
Micrel, Inc. *	22,962	253,041
Microsemi Corp. * (a)	23,711	493,426
Microtune, Inc. * (a)	19,197	79,092
MIPS Technologies, Inc., Class A *	15,026	134,182
MKS Instruments, Inc. *	12,117	309,226
Netlogic Microsystems, Inc. * (a)	5,420	144,280
OmniVision Technologies, Inc. * (a)	17,855	231,401
ON Semiconductor Corp. * (a)	51,059	455,446
Pericom Semiconductor Corp. *	9,672	94,592
Photronics, Inc. *	14,026	218,104
PLX Technology, Inc. * (a)	8,634	84,095
Rudolph Technologies, Inc. *	8,308	144,892
Semitool, Inc. * (a)	7,671	99,723
Semtech Corp. *	24,409	329,033
Silicon Image, Inc. *	27,231	222,205
Skyworks Solutions, Inc. *	53,664	308,568
Tessera Technologies, Inc. *	15,427	613,069
TranSwitch Corp. * (a)	46,109	73,313
Triquint Semiconductor, Inc. * (a)	47,012	235,060
Ultratech, Inc. * (a)	8,322	113,262
Varian Semiconductor Equipment
Associates, Inc. *	19,064	1,017,636
Veeco Instruments, Inc. *	10,244	199,758
Volterra Semiconductor Corp. * (a)	6,647	86,810

		13,379,434
Software - 3.26%
Actuate Corp. *	19,890	103,826
Advent Software, Inc. * (a)	6,893	240,359
Allscripts Healthcare Solution, Inc. * (a)	15,479	414,992
Altiris, Inc. *	7,889	259,627
American Reprographics Company *	8,793	270,736
ANSYS, Inc. *	11,051	561,059
Aspen Technology, Inc. *	18,111	235,443
Avid Technology, Inc. * (a)	14,096	491,668
Blackbaud, Inc.	14,623	357,094
Blackboard, Inc. * (a)	9,292	312,490
Borland Software Corp. * (a)	27,033	142,464
Bottomline Technologies, Inc. * (a)	7,539	82,175
CIBER, Inc. *	19,265	151,616
Concur Technologies, Inc. * (a)	11,033	192,636
Convera Corp. * (a)	10,469	32,873
Covansys Corp. *	10,511	259,411
Dendrite International, Inc. *	12,927	202,437
Eclipsys Corp. * (a)	15,241	293,694
Emageon, Inc. * (a)	7,517	82,687
Epicor Software Corp. * (a)	19,597	272,594
EPIQ Systems, Inc. * (a)	5,735	116,879
Hyperion Solutions Corp. *	19,793	1,025,871
i2 Technologies, Inc. * (a)	4,998	119,952

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
InfoUSA, Inc.	11,563	$111,236
Intermediate Telephone, Inc.	7,146	168,931
iPass, Inc. * (a)	22,326	112,300
JDA Software Group, Inc. * (a)	10,162	152,735
Keane, Inc. *	14,540	197,453
Lawson Software, Inc. * (a)	41,864	338,680
Macrovision Corp. *	17,336	434,267
Magma Design Automation, Inc. *	13,130	157,035
Manhattan Associates, Inc. *	9,255	253,865
Mantech International Corp. *	6,092	203,534
MapInfo Corp. *	8,012	161,282
MicroStrategy, Inc., Class A *	3,191	403,310
Midway Games, Inc. * (a)	12,248	76,550
Monolithic Power Systems, Inc. * (a)	7,868	101,497
Neoware Systems, Inc. * (a)	6,945	69,936
Nuance Communications, Inc. * (a)	42,023	643,372
Omnicell, Inc. *	9,252	193,552
Omniture, Inc. *	4,688	85,462
Opnet Technologies, Inc. *	4,783	64,618
Opsware, Inc. * (a)	27,475	199,194
Packeteer, Inc. *	11,849	147,165
PDF Solutions, Inc. * (a)	7,393	83,467
Progress Software Corp. *	13,927	434,522
Quality Systems, Inc. * (a)	5,548	221,920
Secure Computing Corp. * (a)	18,237	140,425
Smith Micro Software, Inc. * (a)	6,845	127,522
SPSS, Inc. *	6,592	237,971
Sybase, Inc. *	30,017	758,830
Take-Two Interactive Software, Inc. * (a)	23,917	481,688
Taleo Corp. * (a)	4,978	82,535
THQ, Inc. *	21,268	727,153
Tradestation Group, Inc. *	8,886	111,875
Transaction Systems Architects, Inc., Class A *	12,584	407,596
TriZetto Group, Inc. *	14,483	289,805
Ultimate Software Group, Inc. * (a)	8,210	215,020
VA Software Corp. * (a)	22,893	92,259
Verint Systems, Inc. *	4,472	143,775
Websense, Inc. *	15,009	345,057

		15,399,977
Steel - 0.80%
AK Steel Holding Corp. *	36,685	858,062
Chaparral Steel Company	15,375	894,364
Olympic Steel, Inc. (a)	3,042	94,272
Ryerson, Inc. (a)	8,690	344,298
Schnitzer Steel Industries, Inc. (a)	7,484	300,632
Steel Technologies, Inc.	4,229	125,094
Texas Industries, Inc. (a)	7,716	582,790
Wheeling-Pittsburgh Corp. * (a)	3,796	89,927
Worthington Industries, Inc. (a)	24,106	496,101

		3,785,540

The accompanying notes are an integral part of the financial statements.
292

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 2.74%
ADTRAN, Inc.	21,623	$526,520
Aeroflex, Inc. *	25,074	329,723
Alaska Communications Systems Group, Inc. (a)	14,591	215,217
Andrew Corp. *	53,047	561,768
Arris Group, Inc. *	35,660	502,093
Atheros Communications, Inc. * (a)	17,261	413,056
Carrier Access Corp. *	7,550	38,580
C-COR, Inc. *	16,309	226,043
Citizens Communications Company	5,667	84,722
Commscope, Inc. * (a)	19,270	826,683
Comtech Telecommunications Corp. *	7,605	294,542
Consolidated Communications Holdings, Inc.	7,879	156,713
CT Communications, Inc. (a)	6,704	161,566
Ditech Networks, Inc. *	11,647	94,574
Fairpoint Communications, Inc.	9,657	185,511
FiberTower Corp. *	39,558	205,306
Finisar Corp. * (a)	76,196	266,686
General Communication, Inc., Class A *	18,169	254,366
Golden Telecom, Inc.	7,299	404,218
Harmonic, Inc. *	24,896	244,479
Harris Stratex Networks, Inc., Class A *	8,191	157,185
InterDigital Communication Corp. *	17,263	546,719
Iowa Telecommunications Services, Inc.	11,140	222,800
J2 Global Communications, Inc. *	16,527	458,128
Level 3 Communications, Inc. * (a)	34,067	207,809
Loral Space & Communications, Inc. *	3,901	198,483
Mastec, Inc. *	13,659	150,385
MRV Communications, Inc. * (a)	42,227	149,906
NTELOS Holdings Corp. *	5,312	102,097
Oplink Communications, Inc. *	5,623	101,045
Plantronics, Inc. (a)	15,708	371,023
Polycom, Inc. *	29,016	967,103
Powerwave Technologies, Inc. * (a)	43,478	247,390
Premiere Global Services, Inc. *	24,267	272,276
RCN Corp. *	9,665	246,941
SAVVIS, Inc. *	10,978	525,627
Shenandoah Telecommunications Company (a)	2,888	135,996
Sirenza Microdevices, Inc. * (a)	8,721	75,175
Sonus Networks, Inc. * (a)	84,170	679,252
SureWest Communications (a)	5,226	129,971
Symmetricom, Inc. * (a)	15,894	131,920
Tekelec, Inc. * (a)	19,309	287,897
UTStarcom, Inc. * (a)	40,277	333,896
Viasat, Inc. *	7,426	244,835
Vonage Holdings Corp. * (a)	10,829	37,360

		12,973,585
Telephone - 0.20%
Atlantic Tele-Network, Inc.	2,297	60,021
Cbeyond Communications, Inc. *	5,540	162,488
Centennial Communications Corp., Class A * (a)	8,103	66,688
Cincinnati Bell, Inc. *	82,860	389,442

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
IDT Corp. (a)	15,047	$170,783
North Pittsburgh Systems, Inc. (a)	5,463	118,929

		968,351
Tires & Rubber - 0.16%
Bandag, Inc. (a)	3,892	197,285
Cooper Tire & Rubber Company	20,488	374,726
Myers Indiana, Inc.	9,226	172,342

		744,353
Tobacco - 0.26%
Alliance One International, Inc. *	32,194	297,151
Schweitzer Mauduit International, Inc.	5,534	137,520
Universal Corp.	8,547	524,358
Vector Group, Ltd. (a)	13,315	249,124

		1,208,153
Toys, Amusements & Sporting Goods - 0.15%
Jakks Pacific, Inc. *	9,377	224,110
Marvel Entertainment, Inc. * (a)	15,705	435,814
Russ Berrie & Company, Inc. *	4,620	65,142

		725,066
Transportation - 0.50%
American Commercial Lines, Inc. * (a)	20,606	648,059
Atlas Air Worldwide Holdings, Inc. * (a)	6,802	358,669
Bristow Group, Inc. * (a)	7,864	286,643
Dynamex, Inc. * (a)	4,810	122,366
Horizon Lines, Inc.	4,851	159,210
Marten Transport, Ltd. *	5,741	91,167
Pacer International, Inc.	12,868	346,664
PHI, Inc. *	4,728	127,940
Saia, Inc. *	5,186	123,168
U. S. Xpress Enterprises, Inc., Class A *	3,636	62,757
USA Truck, Inc. *	3,397	52,789

		2,379,432
Travel Services - 0.05%
Ambassadors Group, Inc.	7,157	237,899
Trucking & Freight - 0.65%
Arkansas Best Corp. (a)	8,570	304,664
Celadon Group, Inc. * (a)	8,145	136,022
EGL, Inc. *	10,592	419,761
Forward Air Corp.	10,825	355,926
Heartland Express, Inc.	20,665	328,160
Hub Group, Inc., Class A *	13,565	393,249
ID Systems, Inc. * (a)	4,156	49,997
Knight Transportation, Inc. (a)	19,329	344,443
Old Dominion Freight Lines, Inc. *	9,636	277,613
Wabash National Corp.	10,712	165,179
Werner Enterprises, Inc. (a)	17,479	317,593

		3,092,607

The accompanying notes are an integral part of the financial statements.
293

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utility Service - 0.05%
SJW Corp. (a)	5,270	$213,330

TOTAL COMMON STOCKS (Cost $367,687,419)		$448,777,869

CORPORATE BONDS - 0.01%
Metal & Metal Products - 0.01%
Mueller Industries, Inc.
6.00% due 11/01/2014 (a)	$56,000	52,640

TOTAL CORPORATE BONDS (Cost $55,092)		$52,640

SHORT TERM INVESTMENTS - 28.64%
BP Capital Markets PLC
5.40% due 04/02/2007	$5,240,000	$5,239,214
Federal Home Loan Mortgage Corp. Discount Note
zero coupon due 05/21/2007	6,000,000	5,957,125
Federal National Mortgage Association Discount
Note
zero coupon due 04/18/2007	10,000,000	9,975,775
JPMorgan Chase & Company
5.38% due 04/02/2007	110,000	109,984
State Street Navigator Securities Lending
Prime Portfolio (c)	112,295,033	112,295,033
U.S. Treasury Bill
zero coupon due 04/26/2007 ****	1,800,000	1,793,787

TOTAL SHORT TERM INVESTMENTS
(Cost $135,370,918)		$135,370,918

Total Investments (Small Cap Index Trust)
(Cost $503,113,429) - 123.58%		$584,201,427
Liabilities in Excess of Other Assets - (23.58)%		(111,474,254)

TOTAL NET ASSETS - 100.00%		$472,727,173

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.01%
Aluminum - 1.02%
Century Aluminum Company * (a)	96,142	$4,507,137
Apparel & Textiles - 2.01%
Interface, Inc., Class A	188,500	3,014,115
Wolverine World Wide, Inc.	205,786	5,879,306

		8,893,421
Auto Parts - 2.99%
BorgWarner, Inc.	107,190	8,084,270
Commercial Vehicle Group, Inc. *	137,063	2,823,498
Noble International, Ltd.	136,698	2,293,792

		13,201,560
Auto Services - 1.38%
Spartan Motors, Inc.	262,343	6,088,981

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 1.86%
Rush Enterprises, Inc., Class A *	31,672	$608,419
Rush Enterprises, Inc., Class B *	180,476	3,268,420
United Auto Group, Inc.	213,586	4,335,796

		8,212,635
Banking - 5.23%
Bank of the Ozarks, Inc. (a)	79,780	2,291,282
Capitol Bancorp, Ltd.	70,100	2,583,185
First Midwest BanCorp, Inc., Illinois	71,600	2,631,300
IBERIABANK Corp.	57,700	3,211,582
Mercantile Bank Corp.	52,800	1,714,944
Sterling Financial Corp., Spokane	79,600	2,482,724
SVB Financial Group * (a)	58,900	2,861,951
UCBH Holdings, Inc.	160,800	2,994,096
Wintrust Financial Corp.	51,700	2,306,337

		23,077,401
Biotechnology - 0.61%
Techne Corp. *	47,400	2,706,540
Building Materials & Construction - 0.93%
Builders FirstSource, Inc. *	149,026	2,394,848
Eagle Materials, Inc.	38,760	1,729,859

		4,124,707
Computers & Business Equipment - 4.54%
CACI International, Inc., Class A *	73,733	3,455,128
Digi International, Inc. *	268,484	3,409,747
Komag, Inc. * (a)	119,500	3,911,235
NETGEAR, Inc. *	206,852	5,901,488
Sonic Solutions * (a)	237,295	3,345,859

		20,023,457
Construction & Mining Equipment - 1.12%
Pason Systems, Inc.	396,728	4,927,700
Crude Petroleum & Natural Gas - 0.79%
Hydril *	16,100	1,549,464
Unit Corp. *	38,344	1,939,823

		3,489,287
Domestic Oil - 1.26%
Oil States International, Inc. *	173,424	5,565,176
Drugs & Health Care - 1.92%
Qiagen NV * (a)	232,300	3,990,914
West Pharmaceutical Services, Inc.	97,000	4,503,710

		8,494,624
Electrical Equipment - 4.38%
AMETEK, Inc.	266,632	9,209,469
Anixter International, Inc. *	57,600	3,798,144
FLIR Systems, Inc. * (a)	177,800	6,342,126

		19,349,739
Electrical Utilities - 0.47%
Allete, Inc.	44,925	2,094,403
Electronics - 0.43%
TTM Technologies, Inc. *	197,568	1,884,799

The accompanying notes are an integral part of the financial statements.
294

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 2.85%
New Jersey Resources Corp.	59,655	$2,985,733
Southwestern Energy Company * (a)	233,904	9,585,386

		12,571,119
Financial Services - 2.11%
Affiliated Managers Group, Inc. * (a)	85,780	9,294,263
Food & Beverages - 1.00%
Flowers Foods, Inc.	145,800	4,398,786
Gas & Pipeline Utilities - 0.73%
South Jersey Industries, Inc.	84,300	3,207,615
Healthcare Products - 3.01%
American Medical Systems Holdings, Inc. * (a)	153,100	3,241,127
Orthofix International NV *	46,006	2,348,606
Polymedica Corp.	115,984	4,909,603
Respironics, Inc. *	66,974	2,812,238

		13,311,574
Homebuilders - 2.20%
Beazer Homes USA, Inc. (a)	41,600	1,207,648
Meritage Homes Corp. * (a)	136,900	4,397,228
Ryland Group, Inc. (a)	96,988	4,091,924

		9,696,800
Household Appliances - 0.82%
Drew Industries, Inc. * (a)	126,506	3,628,192
Household Products - 1.44%
Tempur-Pedic International, Inc. (a)	245,152	6,371,500
Industrial Machinery - 2.54%
Actuant Corp., Class A	107,468	5,460,449
FMC Technologies, Inc. *	30,167	2,104,450
Middleby Corp. *	27,614	3,640,630

		11,205,529
Insurance - 3.69%
Aspen Insurance Holdings, Ltd.	161,390	4,230,032
Assured Guaranty, Ltd.	155,847	4,257,740
Hub International, Ltd.	98,177	4,092,017
Max Re Capital, Ltd.	82,600	2,104,648
Tower Group, Inc.	49,700	1,601,334

		16,285,771
Internet Software - 1.04%
DealerTrack Holdings, Inc. *	149,600	4,595,712
Leisure Time - 1.67%
Penn National Gaming, Inc. *	173,351	7,353,549
Manufacturing - 5.18%
Carlisle Companies, Inc.	202,240	8,682,163
Ceradyne, Inc. * (a)	161,663	8,849,433
General Cable Corp. * (a)	84,400	4,509,492
Raven Industries, Inc. (a)	29,595	830,140

		22,871,228
Medical-Hospitals - 0.59%
VCA Antech, Inc. *	71,832	2,608,220

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products - 2.25%
Haynes International, Inc. *	13,000	$948,090
Quanex Corp. (a)	52,800	2,236,080
Reliance Steel & Aluminum Company	139,116	6,733,214

		9,917,384
Mining - 1.83%
AMCOL International Corp.	272,465	8,078,587
Petroleum Services - 1.33%
Core Laboratories N.V. *	56,634	4,747,628
TETRA Technologies, Inc. *	46,138	1,140,070

		5,887,698
Real Estate - 18.81%
Alesco Financial, Inc., REIT	302,600	2,635,646
American Home Mortgage Investment Corp.,
REIT (a)	184,507	4,979,844
Anthracite Capital, Inc., REIT	142,044	1,704,528
Ashford Hospitality Trust, Inc., REIT	533,686	6,372,211
BioMed Realty Trust, Inc., REIT	76,400	2,009,320
Corporate Office Properties Trust, REIT	107,503	4,910,737
Equity One, Inc., REIT	175,882	4,660,873
FBR Capital Markets Corp., REIT *	162,200	2,473,550
First Potomac Realty Trust, REIT	101,500	2,899,855
Gramercy Captial Corp., REIT	119,996	3,681,477
Jer Investors Trust, Inc., REIT	269,477	5,125,452
KKR Financial Corp., REIT	251,488	6,898,316
LaSalle Hotel Properties, REIT	144,020	6,676,767
Luminent Mortgage Capital, Inc., REIT	639,589	5,717,926
Newcastle Investment Corp., REIT	303,560	8,417,719
RAIT Investment Trust, REIT	310,015	8,661,819
Redwood Trust, Inc., REIT	100,204	5,228,645

		83,054,685
Retail Grocery - 1.29%
Ruddick Corp.	81,729	2,458,409
United Natural Foods, Inc. * (a)	105,755	3,240,333

		5,698,742
Retail Trade - 3.18%
Cabela's, Inc. *	205,260	5,092,500
Cash America International, Inc.	54,300	2,226,300
First Cash Financial Services, Inc. *	154,028	3,431,744
Sonic Automotive, Inc.	115,000	3,277,500

		14,028,044
Semiconductors - 1.94%
Diodes, Inc. * (a)	245,903	8,569,720
Telecommunications Equipment &
Services - 1.87%
Comtech Telecommunications Corp. *	16,100	623,553
DataPath, Inc. *	188,600	1,791,700
J2 Global Communications, Inc. * (a)	210,000	5,821,200

		8,236,453
Travel Services - 0.51%
Ambassadors Group, Inc.	67,900	2,256,996

The accompanying notes are an integral part of the financial statements.
295

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight - 3.19%
Landstar Systems, Inc.	110,832	$5,080,539
Oshkosh Truck Corp.	170,166	9,018,798

		14,099,337

TOTAL COMMON STOCKS (Cost $353,755,958)		$423,869,071

SHORT TERM INVESTMENTS - 12.62%
State Street Navigator Securities
Lending Prime Portfolio (c)	$55,711,956	$55,711,956

TOTAL SHORT TERM INVESTMENTS
(Cost $55,711,956)		$55,711,956

REPURCHASE AGREEMENTS - 3.77%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$16,669,387 on 04/02/2007,
collateralized by $16,870,000
Federal Home Loan Mortgage
Corp., 6.00% due 11/17/2020
(valued at $16,996,525, including
interest) (c)	$16,663,000	$16,663,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,663,000)		$16,663,000

Total Investments (Small Cap Opportunities Trust)
(Cost $426,130,914) - 112.40%		$496,244,027
Liabilities in Excess of Other Assets - (12.40)%		(54,748,686)

TOTAL NET ASSETS - 100.00%		$441,495,341

Small Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.02%
Advertising - 3.46%
inVentiv Health, Inc. *	225,100	$8,619,079
Apparel & Textiles - 2.75%
Hartmarx Corp. *	300,100	2,220,740
Warnaco Group, Inc. *	162,600	4,617,840

		6,838,580
Auto Parts - 2.39%
LKQ Corp. *	271,600	5,937,176
Banking - 10.40%
Boston Private Financial Holdings, Inc.	218,500	6,100,520
First Community Bancorp	110,040	6,221,662
Placer Sierra Bancshares	119,480	3,233,129
SVB Financial Group *	166,800	8,104,812
Tierone Corp.	81,960	2,216,198

		25,876,321

Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 2.88%
Kendle International, Inc. *	201,900	$7,171,488
Chemicals - 4.21%
Arch Chemicals, Inc.	149,100	4,654,902
Cytec Industries, Inc.	103,500	5,820,840

		10,475,742
Computers & Business Equipment - 3.15%
Parametric Technology Corp. *	257,800	4,921,402
Witness Systems, Inc. *	108,200	2,915,990

		7,837,392
Construction Materials - 1.95%
Clarcor, Inc. (a)	152,400	4,846,320
Cosmetics & Toiletries - 1.49%
Intermediate Parfums, Inc. (a)	176,650	3,709,650
Crude Petroleum & Natural Gas - 4.33%
Forest Oil Corp. * (a)	87,900	2,933,223
Goodrich Petroleum Corp. *	78,300	2,633,229
Petroquest Energy, Inc. *	446,400	5,218,416

		10,784,868
Domestic Oil - 1.08%
Mariner Energy, Inc. *	140,100	2,680,113
Electronics - 5.73%
Daktronics, Inc. (a)	253,900	6,967,016
Trimble Navigation, Ltd. *	271,700	7,292,428

		14,259,444
Financial Services - 0.19%
SWS Group, Inc. (a)	18,600	461,466
Healthcare Products - 10.91%
Cantel Medical Corp. * (a)	147,900	2,276,181
Hologic, Inc. *	48,900	2,818,596
Inverness Medical Innovations, Inc. *	178,500	7,814,730
Kensey Nash Corp. * (a)	167,670	5,113,935
SurModics, Inc. * (a)	142,800	5,140,800
Symmetry Medical, Inc. *	245,100	4,002,483

		27,166,725
Healthcare Services - 1.50%
Air Methods Corp. *	155,380	3,732,228
Industrial Machinery - 4.14%
Chart Industries, Inc. *	174,500	3,168,920
Flow International Corp. *	30,600	328,644
Watts Water Technologies, Inc., Class A	179,200	6,814,976

		10,312,540
Insurance - 5.69%
American Equity Investment Life Holding
Company	182,300	2,393,599
James River Group, Inc.	59,380	1,859,187
National Interstate Corp.	109,480	2,820,205
Philadelphia Consolidated Holding Corp. *	161,400	7,099,986

		14,172,977

The accompanying notes are an integral part of the financial statements.
296

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content - 1.32%
TheStreet.com, Inc. (a)	267,900	$3,281,775
Internet Software - 1.04%
Lionbridge Technologies, Inc. *	509,300	2,592,337
Investment Companies - 0.98%
iShares Russell 2000 Index Fund (a)	30,700	2,440,957
Leisure Time - 3.36%
Gaylord Entertainment Company *	158,000	8,353,460
Petroleum Services - 0.88%
Metretek Technologies, Inc. * (a)	164,070	2,188,694
Publishing - 1.29%
Courier Corp.	82,300	3,215,461
Railroads & Equipment - 0.92%
Genesee & Wyoming, Inc., Class A *	86,400	2,299,104
Retail Trade - 9.41%
Build A Bear Workshop, Inc. * (a)	176,500	4,848,455
Christopher & Banks Corp.	272,200	5,299,734
Gaiam, Inc., Class A *	10,100	158,974
New York & Company, Inc. *	451,900	7,135,501
Tractor Supply Company * (a)	116,200	5,984,300

		23,426,964
Sanitary Services - 1.36%
Aqua America, Inc. (a)	150,300	3,374,235
Semiconductors - 1.83%
Silicon Image, Inc. *	558,900	4,560,624
Software - 5.72%
Secure Computing Corp. * (a)	833,700	6,419,490
Transaction Systems Architects, Inc., Class A *	241,300	7,815,707

		14,235,197
Trucking & Freight - 1.66%
Forward Air Corp.	125,700	4,133,016

TOTAL COMMON STOCKS (Cost $216,192,310)		$238,983,933

SHORT TERM INVESTMENTS - 13.81%
State Street Navigator Securities
Lending Prime Portfolio (c)	$34,366,800	$34,366,800

TOTAL SHORT TERM INVESTMENTS
(Cost $34,366,800)		$34,366,800

REPURCHASE AGREEMENTS - 4.29%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$10,679,092 on 04/02/2007,
collateralized by $10,795,000
Federal Home Loan Bank, 5.00%
due 03/14/2014 (valued at
$10,889,456, including interest) (c)	$10,675,000	$10,675,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,675,000)		$10,675,000

Total Investments (Small Cap Trust)
(Cost $261,234,110) - 114.12%		$284,025,733
Liabilities in Excess of Other Assets - (14.12)%		(35,141,240)

TOTAL NET ASSETS - 100.00%		$248,884,493

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.04%
Air Travel - 1.11%
Airtran Holdings, Inc. * (a)	479,300	$4,922,411
Apparel & Textiles - 4.02%
Stage Stores, Inc.	476,049	11,096,702
Unifirst Corp.	176,000	6,753,120

		17,849,822
Auto Parts - 0.74%
Modine Manufacturing Company	91,200	2,088,480
O'Reilly Automotive, Inc. * (a)	36,700	1,214,770

		3,303,250
Banking - 5.19%
AMCORE Financial, Inc.	109,300	3,470,275
First Midwest BanCorp, Inc., Illinois	91,500	3,362,625
International Bancshares Corp.	161,300	4,785,771
MB Financial, Inc.	111,100	4,000,711
NewAlliance Bancshares, Inc. (a)	197,200	3,196,612
Webster Financial Corp.	7,700	369,677
Westamerica Bancorp (a)	80,500	3,877,685

		23,063,356
Biotechnology - 0.16%
Charles River Laboratories International, Inc. *	15,600	721,656
Building Materials & Construction - 1.85%
Sterling Construction Company, Inc. * (a)	62,100	1,183,626
Trex Company, Inc. * (a)	192,500	4,144,525
WCI Communities, Inc. * (a)	136,400	2,910,776

		8,238,927
Business Services - 3.66%
Bowne & Company, Inc.	355,000	5,584,150
Catalina Marketing Corp.	174,900	5,523,342
MAXIMUS, Inc.	149,500	5,154,760

		16,262,252
Computers & Business Equipment - 2.34%
Diebold, Inc.	8,100	386,451
Electronics for Imaging, Inc. *	213,500	5,006,575
Xyratex Ltd. *	208,900	4,986,443

		10,379,469
Construction Materials - 1.24%
Simpson Manufacturing Company, Inc. (a)	178,800	5,514,192
Containers & Glass - 0.09%
Bemis Company, Inc.	11,900	397,341
Cosmetics & Toiletries - 1.19%
Helen of Troy, Ltd. *	233,700	5,307,327
Crude Petroleum & Natural Gas - 2.04%
Penn Virginia Corp.	117,300	8,609,820

The accompanying notes are an integral part of the financial statements.
297

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Plains Exploration & Production Company *	10,200	$460,428

		9,070,248
Domestic Oil - 2.00%
St. Mary Land & Exploration Company	14,900	546,532
Whiting Petroleum Corp. *	212,200	8,362,802

		8,909,334
Electrical Equipment - 1.47%
Varian, Inc. *	112,500	6,554,250
Electrical Utilities - 2.72%
PNM Resources, Inc.	241,400	7,797,220
Westar Energy, Inc.	155,800	4,287,616

		12,084,836
Electronics - 3.61%
Belden CDT, Inc. (a)	206,149	11,047,525
NAM TAI Electronics, Inc.	386,600	5,006,470

		16,053,995
Energy - 0.95%
New Jersey Resources Corp.	84,500	4,229,225
Financial Services - 4.55%
Asset Acceptance Capital Corp. *	261,900	4,051,593
Asta Funding, Inc. (a)	118,700	5,125,466
Credit Acceptance Corp. *	29,800	810,262
Delphi Financial Group, Inc.	146,150	5,879,615
Financial Federal Corp. (a)	151,800	3,995,376
GATX Corp.	7,500	358,500

		20,220,812
Food & Beverages - 1.14%
Hormel Foods Corp.	17,800	661,982
Lance, Inc.	217,300	4,398,152

		5,060,134
Gas & Pipeline Utilities - 0.73%
Atmos Energy Corp.	83,600	2,615,008
UGI Corp.	13,900	371,269
WGL Holdings, Inc.	8,400	268,632

		3,254,909
Healthcare Products - 0.07%
DENTSPLY International, Inc.	10,100	330,775
Healthcare Services - 0.65%
ICON PLC, ADR *	67,600	2,879,760
Homebuilders - 0.36%
Meritage Homes Corp. * (a)	44,800	1,438,976
Standard Pacific Corp.	7,000	146,090

		1,585,066
Hotels & Restaurants - 2.33%
CEC Entertainment, Inc. *	78,350	3,254,659
RARE Hospitality International, Inc. *	172,900	5,202,561
Sonic Corp. *	85,000	1,893,800

		10,351,020

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 1.16%
Tempur-Pedic International, Inc.	198,000	$5,146,020
Industrial Machinery - 1.96%
Albany International Corp., Class A	165,600	5,951,664
Flowserve Corp.	7,300	417,487
Graco, Inc.	13,800	540,408
Quixote Corp. (a)	90,400	1,808,000

		8,717,559
Insurance - 6.17%
Assured Guaranty, Ltd.	466,700	12,750,244
IPC Holdings, Ltd.	82,500	2,380,125
Platinum Underwriters Holdings, Ltd.	211,109	6,772,377
Reinsurance Group of America, Inc.	13,500	779,220
Universal American Financial Corp. *	243,400	4,717,092

		27,399,058
Investment Companies - 1.43%
Ares Cap Corp.	348,700	6,335,879
Manufacturing - 8.34%
Acuity Brands, Inc.	113,300	6,168,052
AptarGroup, Inc.	95,500	6,391,815
Carlisle Companies, Inc.	322,800	13,857,804
Deswell Industries, Inc.	286,250	3,334,812
Novelis, Inc.	165,700	7,309,027

		37,061,510
Medical-Hospitals - 2.54%
AmSurg Corp. *	295,799	7,244,118
Centene Corp. *	192,400	4,038,476

		11,282,594
Metal & Metal Products - 3.63%
Matthews International Corp., Class A	198,800	8,091,160
Mueller Industries, Inc.	266,900	8,033,690

		16,124,850
Mining - 1.01%
Compass Minerals International, Inc.	134,100	4,478,940
Office Furnishings & Supplies - 3.85%
Acco Brands Corp. *	350,800	8,450,772
United Stationers, Inc. *	144,700	8,670,424

		17,121,196
Pharmaceuticals - 1.28%
Herbalife, Ltd. *	145,500	5,702,145
Publishing - 1.25%
Valassis Communications, Inc. *	324,100	5,571,279
Railroads & Equipment - 1.22%
Genesee & Wyoming, Inc., Class A *	203,025	5,402,495
Real Estate - 10.32%
Acadia Realty Trust, REIT	122,200	3,185,754
American Campus Communities, Inc., REIT	100,700	3,050,203
Cousins Properties, Inc., REIT	92,600	3,042,836
Equity Inns, Inc., REIT	207,500	3,398,850
Innkeepers USA Trust, REIT	189,000	3,076,920

The accompanying notes are an integral part of the financial statements.
298

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Maguire Properties, Inc., REIT	145,900	$5,188,204
Pennsylvania Real Estate
Investment Trust, REIT	59,000	2,615,470
PS Business Parks, Inc., REIT	54,300	3,829,236
RAIT Investment Trust, REIT	186,600	5,213,604
Realty Income Corp., REIT	228,300	6,438,060
U-Store-It Trust, REIT	340,100	6,842,812

		45,881,949
Retail Trade - 4.07%
Casey's General Stores, Inc.	346,400	8,663,464
Cato Corp., Class A	251,200	5,875,568
Talbots, Inc. (a)	149,400	3,528,828

		18,067,860
Telephone - 0.89%
Atlantic Tele-Network, Inc.	151,700	3,963,921
Tobacco - 2.66%
Universal Corp. (a)	192,700	11,822,145
Trucking & Freight - 1.05%
Vitran Corp, Inc. *	236,400	4,645,260

TOTAL COMMON STOCKS (Cost $371,916,322)		$431,269,027

SHORT TERM INVESTMENTS - 8.93%
State Street Navigator Securities
Lending Prime Portfolio (c)	$39,671,950	$39,671,950

TOTAL SHORT TERM INVESTMENTS
(Cost $39,671,950)		$39,671,950

REPURCHASE AGREEMENTS - 2.97%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$13,229,069 on 04/02/2007,
collateralized by $13,390,000
Federal Home Loan Mortgage
Corp., 6.00% due 11/18/2020
(valued at $13,490,425, including
interest) (c)	$13,224,000	$13,224,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,224,000)		$13,224,000

Total Investments (Small Cap Value Trust)
(Cost $424,812,272) - 108.94%		$484,164,977
Liabilities in Excess of Other Assets - (8.94)%		(39,733,874)

TOTAL NET ASSETS - 100.00%		$444,431,103

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.54%
Advertising - 2.53%
Aquantive, Inc. *	38,429	$1,072,553
inVentiv Health, Inc. *	23,709	907,818
ValueClick, Inc. *	36,381	950,636

		2,931,007
Aerospace - 0.81%
TransDigm Group, Inc. *	25,713	935,439
Apparel & Textiles - 1.48%
Bebe Stores, Inc.	37,404	650,081
Interface, Inc., Class A	10,137	162,091
Warnaco Group, Inc. *	31,712	900,621

		1,712,793
Banking - 3.62%
East West Bancorp, Inc. (a)	11,366	417,928
Greenhill & Company, Inc. (a)	14,289	877,202
PrivateBancorp, Inc.	12,975	474,366
SVB Financial Group *	19,314	938,467
Texas Capital Bancshares, Inc. *	24,238	496,879
UCBH Holdings, Inc.	32,807	610,866
Virginia Commerce Bancorp, Inc. * (a)	17,345	375,519

		4,191,227
Biotechnology - 3.17%
Human Genome Sciences, Inc. * (a)	42,339	449,640
Integra LifeSciences Holdings Corp. *	23,655	1,078,195
Millipore Corp. *	9,610	696,437
Myriad Genetics, Inc. *	26,966	929,248
Nektar Therapeutics * (a)	40,172	524,646

		3,678,166
Building Materials & Construction - 0.83%
Eagle Materials, Inc.	21,674	967,311
Business Services - 5.89%
CoStar Group, Inc. *	19,250	860,090
Euronet Worldwide, Inc. *	31,800	854,148
Global Payments, Inc.	14,693	500,443
Informatica Corp. *	83,954	1,127,502
Jackson Hewitt Tax Service, Inc.	20,105	646,979
Korn/Ferry International *	49,539	1,136,425
MPS Group, Inc. *	54,791	775,293
Tetra Tech, Inc. *	48,514	924,677

		6,825,557
Cellular Communications - 0.72%
Dobson Communications Corp., Class A *	97,764	839,793
Commercial Services - 0.66%
Live Nation, Inc. *	34,855	768,901
Computers & Business Equipment - 3.44%
Cogent, Inc. * (a)	32,362	435,269
Kronos, Inc. *	21,180	1,133,130
Micros Systems, Inc. *	19,746	1,066,086
NETGEAR, Inc. *	47,158	1,345,418

		3,979,903

The accompanying notes are an integral part of the financial statements.
299

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Mining Equipment - 0.88%
Bucyrus International, Inc., Class A	19,770	$1,018,155
Construction Materials - 0.80%
Regal-Beloit Corp. (a)	19,909	923,379
Crude Petroleum & Natural Gas - 2.44%
Bill Barrett Corp. *	24,787	803,347
Hydril *	10,531	1,013,503
Unit Corp. *	19,902	1,006,842

		2,823,692
Domestic Oil - 1.57%
Range Resources Corp. (a)	32,454	1,083,964
Whiting Petroleum Corp. *	18,628	734,129

		1,818,093
Drugs & Health Care - 2.06%
BioMarin Pharmaceutical, Inc. * (a)	33,643	580,678
Mentor Corp. (a)	17,569	808,174
Parexel International Corp. *	27,797	999,858

		2,388,710
Electrical Equipment - 2.14%
Varian, Inc. *	27,229	1,586,361
Wesco International, Inc. *	14,220	892,732

		2,479,093
Electrical Utilities - 1.36%
ITC Holdings Corp.	13,624	589,783
Pike Electric Corp. * (a)	54,258	980,985

		1,570,768
Electronics - 2.26%
SiRF Technology Holdings, Inc. * (a)	24,107	669,210
Thomas & Betts Corp. *	22,882	1,117,099
Trimble Navigation, Ltd. *	30,952	830,752

		2,617,061
Financial Services - 1.91%
Affiliated Managers Group, Inc. * (a)	12,175	1,319,161
National Financial Partners Corp.	19,081	895,090

		2,214,251
Food & Beverages - 1.69%
Performance Food Group Company *	30,169	931,317
Ralcorp Holdings, Inc. *	15,898	1,022,241

		1,953,558
Healthcare Products - 5.10%
Accuray, Inc. *	5,594	124,411
American Medical Systems Holdings, Inc. * (a)	53,580	1,134,289
Gen-Probe, Inc. *	17,690	832,845
Home Diagnostics, Inc. *	29,917	323,104
Kyphon, Inc. *	16,530	746,164
Nuvasive, Inc. *	41,386	982,917
The Medicines Company *	32,589	817,332
Wright Medical Group, Inc. *	42,525	947,882

		5,908,944

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services - 3.01%
Genesis HealthCare Corp. *	17,903	$1,129,858
Magellan Health Services, Inc. *	17,748	745,416
Palomar Medical Technologies, Inc. *	4,068	162,516
Pediatrix Medical Group, Inc. *	16,477	940,178
The Advisory Board Company *	10,106	511,566

		3,489,534
Holdings Companies/Conglomerates - 0.46%
United Industrial Corp. (a)	9,614	530,693
Hotels & Restaurants - 3.70%
Applebee's International, Inc.	27,883	690,941
Choice Hotels International, Inc. (a)	19,151	678,520
Jack in the Box, Inc. *	15,797	1,092,047
P.F. Chang's China Bistro, Inc. * (a)	23,015	963,868
RARE Hospitality International, Inc. *	28,524	858,287

		4,283,663
Household Products - 2.04%
Church & Dwight, Inc.	25,896	1,303,864
Tempur-Pedic International, Inc.	40,788	1,060,080

		2,363,944
Industrial Machinery - 1.90%
Actuant Corp., Class A (a)	16,814	854,319
FMC Technologies, Inc. *	19,244	1,342,462

		2,196,781
Insurance - 1.59%
HCC Insurance Holdings, Inc.	27,011	831,939
ProAssurance Corp. *	19,803	1,012,923

		1,844,862
Internet Retail - 0.36%
Shutterfly, Inc. *	25,735	412,789
Internet Software - 1.52%
DealerTrack Holdings, Inc. *	22,568	693,289
F5 Networks, Inc. *	15,959	1,064,146

		1,757,435
Leisure Time - 0.11%
National Cinemedia, Inc. *	4,948	132,112
Manufacturing - 4.02%
Acuity Brands, Inc.	10,870	591,763
Ceradyne, Inc. * (a)	14,848	812,779
Coherent, Inc. *	28,161	893,830
General Cable Corp. * (a)	30,290	1,618,395
Input/Output, Inc. *	53,636	739,104

		4,655,871
Medical-Hospitals - 1.87%
Lifepoint Hospitals, Inc. *	26,416	1,009,620
VCA Antech, Inc. *	31,971	1,160,867

		2,170,487
Petroleum Services - 1.57%
Core Laboratories N.V. *	10,902	913,915

The accompanying notes are an integral part of the financial statements.
300

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Dril-Quip, Inc. *	21,012	$909,399

		1,823,314
Pharmaceuticals - 2.91%
Alkermes, Inc. *	37,134	573,349
Medicis Pharmaceutical Corp., Class A (a)	25,651	790,564
Santarus, Inc. * (a)	48,803	343,573
Sciele Pharma, Inc. * (a)	34,462	816,060
United Therapeutics Corp. *	15,821	850,853

		3,374,399
Real Estate - 0.66%
BioMed Realty Trust, Inc., REIT	28,909	760,307
Retail Trade - 4.96%
Children's Place Retail Stores, Inc. *	12,378	690,197
Dick's Sporting Goods, Inc. * (a)	16,821	979,992
DSW, Inc., Class A * (a)	23,245	981,171
Hot Topic, Inc. *	84,907	942,468
Longs Drug Stores Corp.	20,822	1,075,248
Zumiez, Inc. * (a)	26,905	1,079,429

		5,748,505
Semiconductors - 6.64%
Cirrus Logic, Inc. *	112,465	861,482
Emulex Corp. *	63,040	1,153,001
FormFactor, Inc. *	18,505	828,099
Microsemi Corp. * (a)	37,253	775,235
Power Integrations, Inc. *	35,223	797,801
Silicon Laboratories, Inc. *	26,255	785,549
Tessera Technologies, Inc. *	31,813	1,264,249
Varian Semiconductor Equipment
Associates, Inc. *	22,974	1,226,352

		7,691,768
Software - 5.72%
ANSYS, Inc. *	19,226	976,104
Blackboard, Inc. * (a)	34,665	1,165,784
Eclipsys Corp. *	47,984	924,652
Lawson Software, Inc. * (a)	115,030	930,593
MicroStrategy, Inc., Class A *	7,977	1,008,213
Orbotech, Ltd. *	21,438	472,279
THQ, Inc. *	33,587	1,148,339

		6,625,964
Steel - 1.14%
Carpenter Technology Corp.	10,973	1,325,100
Telecommunications Equipment &
Services - 4.44%
Aeroflex, Inc. *	72,791	957,201
NeuStar, Inc., Class A * (a)	29,584	841,369
NICE Systems, Ltd. SADR *	30,660	1,043,053
Polycom, Inc. *	25,684	856,048
SBA Communications Corp. *	49,054	1,449,546

		5,147,217

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Toys, Amusements & Sporting Goods - 0.69%
Marvel Entertainment, Inc. * (a)	28,963	$803,723
Transportation - 0.78%
American Commercial Lines, Inc. *	28,806	905,949
Trucking & Freight - 2.09%
Forward Air Corp.	24,869	817,693
Hub Group, Inc., Class A *	27,647	801,487
Swift Transportation, Inc. *	25,733	801,840

		2,421,020

TOTAL COMMON STOCKS (Cost $98,691,566)		$113,011,238

SHORT TERM INVESTMENTS - 9.99%
State Street Navigator Securities
Lending Prime Portfolio (c)	$11,579,679	$11,579,679

TOTAL SHORT TERM INVESTMENTS
(Cost $11,579,679)		$11,579,679

REPURCHASE AGREEMENTS - 2.39%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
5.00% to be repurchased at
$2,771,154 on 4/02/2007,
collateralized by $2,345,000
Federal Home Loan Mortgage
Corp., 6.75% due 03/15/2031
(valued at $2,825,725, including
interest) (c)	$2,770,000	$2,770,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,770,000)		$2,770,000

Total Investments (Small Company Growth Trust)
(Cost $113,041,245) - 109.92%		$127,360,917
Liabilities in Excess of Other Assets - (9.92)%		(11,495,778)

TOTAL NET ASSETS - 100.00%		$115,865,139

Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.68%
Advertising - 0.02%
Greenfield Online, Inc. *	873	$13,881
Aerospace - 0.70%
Armor Holdings, Inc. *	3,480	234,308
Teledyne Technologies, Inc. *	6,382	238,942

		473,250
Agriculture - 0.24%
Delta & Pine Land Company	3,876	159,691
Air Travel - 0.36%
Frontier Airlines Holdings, Inc. *	4,088	24,569
Mesa Air Group, Inc. *	3,054	22,997

The accompanying notes are an integral part of the financial statements.
301

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Travel (continued)
SkyWest, Inc.	7,299	$195,832

		243,398
Apparel & Textiles - 2.64%
Brown Shoe, Inc.	10,512	441,504
Deckers Outdoor Corp. *	2,754	195,589
Kellwood Company	7,821	229,390
Maidenform Brands, Inc. *	7,653	176,555
Mothers Work, Inc. *	6,458	214,018
Perry Ellis International, Inc. *	4,470	142,995
The Gymboree Corp. *	9,371	375,496

		1,775,547
Auto Parts - 0.62%
Accuride Corp. *	13,536	197,626
ArvinMeritor, Inc.	10,461	190,913
Standard Motor Products, Inc.	1,600	27,312

		415,851
Automobiles - 0.52%
Group 1 Automotive, Inc.	8,881	353,197
Banking - 6.20%
AMCORE Financial, Inc.	383	12,160
BancFirst Corp.	2,124	98,447
Bank of Hawaii Corp.	12,871	682,549
BankUnited Financial Corp., Class A	5,390	114,322
Banner Corp.	598	24,847
Center Financial Corp.	1,803	35,645
Charter Financial Corp.	540	25,920
City Bank, Lynnwood, WA	1,248	40,073
City National Corp.	5,930	436,448
Commerce Bancshares, Inc.	4,296	207,540
Community Trust Bancorp, Inc.	418	15,144
Corus Bankshares, Inc.	12,320	210,179
Downey Financial Corp.	7,370	475,660
East West Bancorp, Inc.	7,065	259,780
F.N.B. Corp.	741	12,486
Financial Institutions, Inc.	1,787	35,865
First Citizens Bancshares, Inc.	633	127,233
First Regional Bancorp *	1,824	54,173
FirstFed Financial Corp. *	10,341	587,679
Hancock Holding Company	893	39,274
Intervest Bancshares Corp. *	2,672	76,687
ITLA Capital Corp.	255	13,265
Pacific Capital Bancorp	7,684	246,810
Park National Corp.	134	12,660
Preferred Bank, Los Angeles, CA	1,045	40,975
Prosperity Bancshares, Inc.	3,947	137,119
Trustmark Corp.	1,946	54,566
Vineyard National Bancorp Company	615	14,170
Whitney Holding Corp.	2,379	72,750
Wilshire Bancorp, Inc.	758	12,431

		4,176,857

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology - 0.16%
Bio-Rad Laboratories, Inc., Class A *	588	$41,066
Techne Corp. *	676	38,599
Trimeris, Inc. *	4,552	31,318

		110,983
Broadcasting - 0.57%
New Frontier Media, Inc. *	3,517	31,653
Sinclair Broadcast Group, Inc., Class A	22,840	352,878

		384,531
Building Materials & Construction - 3.87%
Chicago Bridge & Iron Company N.V.	25,977	798,793
EMCOR Group, Inc. *	15,199	896,437
Foster Wheeler, Ltd. *	11,839	691,279
Perini Corp. *	6,023	222,008

		2,608,517
Business Services - 5.58%
Acxiom Corp.	29,559	632,267
Arbinet-Thexchange, Inc. *	1,510	9,543
Coinstar, Inc. *	6,203	194,154
COMSYS IT Partners, Inc. *	649	12,915
Convergys Corp. *	21,146	537,320
Deluxe Corp.	2,918	97,840
Dun & Bradstreet Corp.	414	37,757
First Consulting Group, Inc. *	4,216	38,366
Heidrick & Struggles International, Inc. *	2,638	127,811
John H. Harland Company	17,069	874,445
PC Mall, Inc. *	2,430	24,227
Rewards Network, Inc. *	10,529	55,804
Standard Parking Corp. *	1,827	64,621
Volt Information Sciences, Inc. *	18,631	487,946
Watson Wyatt Worldwide, Inc., Class A	11,525	560,691

		3,755,707
Cable and Television - 0.31%
LodgeNet Entertainment Corp. *	6,898	211,907
Cellular Communications - 0.29%
Tessco Technologies, Inc. *	7,132	193,919
Chemicals - 1.99%
Celanese Corp., Series A	25,140	775,318
H.B. Fuller Company	1,760	47,995
ICO, Inc. *	2,264	13,901
OM Group, Inc. *	3,335	149,008
Pioneer Companies, Inc. *	5,711	157,852
Sensient Technologies Corp.	7,640	196,959

		1,341,033
Commercial Services - 0.26%
Vertrue, Inc. *	3,587	172,571
Computers & Business Equipment - 1.48%
Agilysys, Inc.	805	18,088
Brocade Communications Systems, Inc. *	27,161	258,573
Cray, Inc. *	8,408	115,946

The accompanying notes are an integral part of the financial statements.
302

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Tech Data Corp. *	16,849	$603,363

		995,970
Construction & Mining Equipment - 0.28%
Matrix Service Company *	9,173	185,570
Containers & Glass - 0.13%
Silgan Holdings, Inc.	1,651	84,383
Cosmetics & Toiletries - 0.05%
Chattem, Inc. *	238	14,028
Helen of Troy, Ltd. *	812	18,440

		32,468
Crude Petroleum & Natural Gas - 0.87%
Harvest Natural Resources, Inc. *	40,969	399,038
MarkWest Hydrocarbon, Inc.	2,978	184,636

		583,674
Domestic Oil - 0.96%
Frontier Oil Corp.	16,907	551,844
Holly Corp.	1,645	97,549

		649,393
Drugs & Health Care - 2.60%
Alliance Imaging, Inc. *	4,988	43,545
ImClone Systems, Inc. *	13,871	565,521
Nutraceutical International Corp. *	6,367	105,055
Savient Pharmaceuticals, Inc. *	22,455	269,909
West Pharmaceutical Services, Inc.	16,585	770,042

		1,754,072
Electrical Equipment - 1.04%
Littelfuse, Inc. *	8,758	355,575
Methode Electronics, Inc.	3,161	46,688
Varian, Inc. *	5,110	297,708

		699,971
Electrical Utilities - 1.10%
Allete, Inc.	937	43,683
El Paso Electric Company *	7,062	186,084
Unisource Energy Corp.	13,681	513,721

		743,488
Electronics - 2.09%
Ansoft Corp. *	3,515	111,215
Dolby Laboratories, Inc., Class A *	6,631	228,836
II-VI, Inc. *	4,205	142,339
Imation Corp.	2,429	98,083
Merix Corp. *	2,665	21,906
Planar Systems, Inc. *	6,911	59,919
Teleflex, Inc.	10,562	718,955
TTM Technologies, Inc. *	2,458	23,449

		1,404,702
Energy - 2.91%
Energen Corp.	22,695	1,154,949

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
McDermott International, Inc. *	16,378	$802,194

		1,957,143
Financial Services - 2.15%
Calamos Asset Management, Inc.	3,325	74,214
City Holding Company	3,122	126,285
Delta Financial Corp.	11,331	93,707
Lazard, Ltd., Class A	2,873	144,167
Ocwen Financial Corp. *	20,432	262,960
SWS Group, Inc.	26,181	649,551
Taylor Capital Group, Inc.	944	33,040
World Acceptance Corp. *	1,566	62,562

		1,446,486
Food & Beverages - 3.20%
American Dairy, Inc. *	655	13,611
Coca-Cola Bottling Company	116	6,569
Corn Products International, Inc.	7,842	279,097
Imperial Sugar Company	13,085	438,740
M & F Worldwide Corp. *	3,602	171,491
Ralcorp Holdings, Inc. *	4,322	277,905
Seabord Corp.	308	696,080
Spartan Stores, Inc.	10,090	270,412

		2,153,905
Furniture & Fixtures - 0.51%
American Woodmark Corp.	9,281	341,170
Gas & Pipeline Utilities - 1.33%
Nicor, Inc.	7,057	341,700
UGI Corp.	20,861	557,197

		898,897
Healthcare Products - 3.03%
Bruker BioSciences Corp. *	6,974	73,366
Cholestech Corp. *	3,526	60,788
CONMED Corp. *	4,826	141,064
Dade Behring Holdings, Inc.	10,399	455,996
Edwards Lifesciences Corp. *	3,126	158,488
Health Tronics, Inc. *	3,953	21,307
Kinetic Concepts, Inc. *	13,665	691,996
PSS World Medical, Inc. *	6,491	137,220
USANA Health Sciences, Inc. *	4,152	194,604
Zoll Medical Corp. *	4,031	107,426

		2,042,255
Healthcare Services - 4.34%
AMERIGROUP Corp. *	26,039	791,586
Apria Healthcare Group, Inc. *	23,448	756,198
Healthspring, Inc. *	4,577	107,788
WellCare Health Plans, Inc. *	14,832	1,264,428

		2,920,000
Holdings Companies/Conglomerates - 0.19%
United Industrial Corp.	2,331	128,671
Homebuilders - 1.04%
AMREP Corp. *	5,142	397,219
The accompanying notes are an integral part of the financial statements.
303

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders (continued)
NVR, Inc. *	433	$287,945
Walter Industries, Inc.	516	12,771

		697,935
Hotels & Restaurants - 2.40%
AFC Enterprises, Inc. *	2,240	44,912
Buffalo Wild Wings, Inc. *	2,619	166,830
CEC Entertainment, Inc. *	1,817	75,478
Choice Hotels International, Inc.	2,847	100,869
Interstate Hotels & Resorts, Inc. *	43,301	273,230
Jack in the Box, Inc. *	9,033	624,451
Papa Johns International, Inc. *	11,266	331,221

		1,616,991
Household Products - 0.02%
Tempur-Pedic International, Inc.	489	12,709
Industrial Machinery - 2.93%
Cummins, Inc.	8,570	1,240,250
EnPro Industries, Inc. *	2,849	102,706
Intevac, Inc. *	18,826	496,442
Middleby Corp. *	290	38,234
Robbins & Myers, Inc.	2,483	92,591

		1,970,223
Industrials - 0.04%
Clean Harbors, Inc. *	600	27,132
Insurance - 5.13%
American Financial Group, Inc.	12,837	436,971
American Safety Insurance Holdings, Ltd. *	1,240	23,634
Argonaut Group, Inc. *	3,398	109,959
Aspen Insurance Holdings, Ltd.	26,117	684,527
Endurance Specialty Holdings, Ltd.	18,154	648,824
HCC Insurance Holdings, Inc.	8,307	255,856
James River Group, Inc.	1,171	36,664
Odyssey Re Holdings Corp.	11,650	457,961
Philadelphia Consolidated Holding Corp. *	5,728	251,975
ProCentury Corp.	1,360	31,552
Protective Life Corp.	5,118	225,397
Reinsurance Group of America, Inc.	2,516	145,224
Safety Insurance Group, Inc.	3,097	124,252
Selective Insurance Group, Inc.	929	23,652

		3,456,448
Internet Content - 0.02%
TeleCommunication Systems, Inc. *	3,856	14,344
Internet Retail - 1.06%
Priceline.com, Inc. *	13,439	715,761
Leisure Time - 0.59%
International Speedway Corp., Class A	1,333	68,916
Lions Gate Entertainment Corp. *	21,379	244,148
Steinway Musical Instruments, Inc. *	2,570	82,934

		395,998

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing - 2.86%
Ceradyne, Inc. *	8,761	$479,577
General Cable Corp. *	5,947	317,748
Input/Output, Inc. *	4,369	60,205
Lydall, Inc. *	718	11,409
Mettler-Toledo International, Inc. *	9,459	847,243
Snap-on, Inc.	4,364	209,908

		1,926,090
Medical-Hospitals - 0.01%
Advocat, Inc. *	728	9,297
Metal & Metal Products - 0.10%
Metal Management, Inc.	1,153	53,269
Shiloh Industries, Inc. *	1,086	12,250

		65,519
Mining - 1.56%
Cleveland-Cliffs, Inc.	16,380	1,048,484
Office Furnishings & Supplies - 0.03%
CompX International, Inc.	198	3,194
Global Imaging Systems, Inc. *	1,013	19,753

		22,947
Paper - 1.22%
Buckeye Technologies, Inc. *	1,201	15,589
Rock-Tenn Company, Class A	24,215	803,938

		819,527
Petroleum Services - 3.04%
Grey Wolf, Inc. *	102,703	688,110
SEACOR Holdings, Inc. *	2,655	261,252
Tesoro Petroleum Corp.	5,600	562,408
Trico Marine Services, Inc. *	14,396	536,395

		2,048,165
Pharmaceuticals - 1.51%
Axcan Pharma, Inc. *	1,020	16,840
Biovail Corp.	2,115	46,234
King Pharmaceuticals, Inc. *	27,654	543,954
POZEN, Inc. *	14,313	211,117
United Therapeutics Corp. *	3,406	183,175
ViroPharma, Inc. *	1,257	18,038

		1,019,358
Photography - 0.45%
CPI Corp.	5,816	305,398
Plastics - 0.65%
AEP Industries, Inc. *	283	12,169
PW Eagle, Inc.	12,955	428,033

		440,202
Publishing - 0.43%
Consolidated Graphics, Inc. *	2,819	208,747
Meredith Corp.	1,348	77,362

		286,109
Railroads & Equipment - 0.45%
Kansas City Southern *	8,480	301,718

The accompanying notes are an integral part of the financial statements.
304

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate - 3.59%
Avatar Holdings, Inc. *	1,815	$129,664
Capital Trust, Inc., Class A, REIT	5,748	261,936
Cousins Properties, Inc., REIT	12,616	414,562
Equity Lifestyle Properties, Inc., REIT	1,341	72,427
Gramercy Captial Corp., REIT	402	12,333
NorthStar Realty Finance Corp., REIT	33,677	512,227
Saul Centers, Inc., REIT	1,223	69,589
Taubman Centers, Inc., REIT	16,301	945,295

		2,418,033
Retail Trade - 5.08%
Big Lots, Inc. *	28,754	899,425
Dollar Tree Stores, Inc. *	7,253	277,355
DSW, Inc., Class A *	4,481	189,143
Jo-Ann Stores, Inc. *	6,811	185,600
NBTY, Inc. *	21,757	1,153,991
Payless ShoeSource, Inc. *	7,609	252,619
The Dress Barn, Inc. *	22,142	460,775

		3,418,908
Semiconductors - 2.97%
Advanced Energy Industries, Inc. *	6,778	142,609
Amkor Technology, Inc. *	58,816	734,023
Asyst Technologies, Inc. *	1,824	12,823
MKS Instruments, Inc. *	17,113	436,724
ON Semiconductor Corp. *	70,886	632,303
Varian Semiconductor Equipment
Associates, Inc. *	808	43,131

		2,001,613
Software - 1.84%
Captaris, Inc. *	5,562	32,204
MicroStrategy, Inc., Class A *	4,101	518,325
Sybase, Inc. *	27,213	687,945

		1,238,474
Steel - 1.72%
Novamerican Steel, Inc. *	1,293	57,176
Steel Dynamics, Inc.	25,409	1,097,669

		1,154,845
Telecommunications Equipment &
Services - 2.50%
C-COR, Inc. *	12,006	166,403
CT Communications, Inc.	18,173	437,970
iBasis, Inc. *	1,478	16,243
InterDigital Communication Corp. *	15,882	502,983
Polycom, Inc. *	16,843	561,377

		1,684,976
Telephone - 0.34%
Atlantic Tele-Network, Inc.	864	22,576
CenturyTel, Inc.	2,403	108,592
Cincinnati Bell, Inc. *	21,457	100,848

		232,016

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.41%
Loews Corp. - Carolina Group	12,563	$949,888
Toys, Amusements & Sporting Goods - 0.25%
Jakks Pacific, Inc. *	6,953	166,177
Transportation - 0.43%
Bristow Group, Inc. *	2,431	88,610
Kirby Corp. *	5,826	203,793

		292,403
Trucking & Freight - 1.42%
Arkansas Best Corp.	2,549	90,617
EGL, Inc. *	3,207	127,093
Forward Air Corp.	2,786	91,604
Heartland Express, Inc.	5,981	94,978
Hub Group, Inc., Class A *	3,250	94,218
Knight Transportation, Inc.	5,861	104,443
Landstar Systems, Inc.	5,963	273,344
Old Dominion Freight Lines, Inc. *	2,773	79,890

		956,187

TOTAL COMMON STOCKS (Cost $59,440,985)		$67,126,933

REPURCHASE AGREEMENTS - 0.16%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$109,042 on 04/02/2007,
collateralized by $110,000 Federal
National Mortgage Association,
5.45% due 10/18/2021 (valued at
$113,850, including interest) (c)	$109,000	$109,000

TOTAL REPURCHASE AGREEMENTS
(Cost $109,000)		$109,000

Total Investments (Small Company Trust)
(Cost $59,549,985) - 99.84%		$67,235,933
Other Assets in Excess of Liabilities - 0.16%		109,628

TOTAL NET ASSETS - 100.00%		$67,345,561

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.96%
Aerospace - 1.26%
EDO Corp. (a)	100,500	$2,633,100
Woodward Governor Company	152,300	6,270,191

		8,903,291
Air Travel - 0.50%
Airtran Holdings, Inc. * (a)	340,800	3,500,016
Apparel & Textiles - 0.87%
Culp, Inc. *	114,300	809,244

The accompanying notes are an integral part of the financial statements.
305

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
G & K Services, Class A (a)	147,700	$5,358,556

		6,167,800
Auto Parts - 0.29%
Accuride Corp. * (a)	139,000	2,029,400
Auto Services - 1.28%
Dollar Thrifty Automotive Group, Inc. *	177,300	9,049,392
Banking - 5.81%
Boston Private Financial Holdings, Inc. (a)	126,600	3,534,672
East West Bancorp, Inc.	251,800	9,258,686
First Republic Bank	250,900	13,473,330
Home Bancshares, Inc. (a)	43,000	948,150
Netbank, Inc. (a)	246,000	543,660
SVB Financial Group * (a)	197,400	9,591,666
Wintrust Financial Corp.	81,600	3,640,176

		40,990,340
Biotechnology - 1.41%
Exelixis, Inc. * (a)	256,700	2,551,598
Myriad Genetics, Inc. * (a)	213,700	7,364,102

		9,915,700
Broadcasting - 0.37%
Saga Communications, Inc., Class A *	266,000	2,588,180
Business Services - 5.00%
Electro Rent Corp. * (a)	319,200	4,596,480
FTI Consulting, Inc. * (a)	222,700	7,480,493
McGrath Rentcorp (a)	262,700	8,319,709
MPS Group, Inc. *	503,000	7,117,450
StarTek, Inc. (a)	185,600	1,817,024
Wind River Systems, Inc. *	532,300	5,291,062
Wireless Facilities, Inc. * (a)	478,900	622,570

		35,244,788
Chemicals - 3.35%
Airgas, Inc.	191,800	8,084,370
American Vanguard Corp. (a)	152,000	2,597,680
Arch Chemicals, Inc.	166,200	5,188,764
Innospec, Inc.	135,000	7,781,400

		23,652,214
Commercial Services - 1.25%
Live Nation, Inc. *	82,200	1,813,332
Pool Corp. (a)	194,700	6,970,260

		8,783,592
Computers & Business Equipment - 0.82%
Ixia *	269,600	2,507,280
Xyratex Ltd. *	136,300	3,253,481

		5,760,761
Construction & Mining Equipment - 0.52%
Carbo Ceramics, Inc. (a)	78,500	3,654,175
Construction Materials - 2.74%
Ameron International Corp. (a)	79,700	5,249,042
Florida Rock Industries, Inc.	138,200	9,299,478

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Universal Forest Products, Inc. (a)	96,000	$4,756,800

		19,305,320
Crude Petroleum & Natural Gas - 2.48%
Forest Oil Corp. * (a)	180,500	6,023,285
Penn Virginia Corp.	155,900	11,443,060

		17,466,345
Domestic Oil - 1.33%
Mariner Energy, Inc. *	153,104	2,928,879
Union Drilling, Inc. *	69,700	989,740
Whiting Petroleum Corp. * (a)	138,100	5,442,521

		9,361,140
Drugs & Health Care - 2.27%
Arrow International, Inc. (a)	107,400	3,453,984
Diversa Corp. * (a)	300,000	2,343,000
Landauer, Inc. (a)	67,200	3,392,256
West Pharmaceutical Services, Inc. (a)	146,700	6,811,281

		16,000,521
Electrical Equipment - 2.06%
C & D Technologies, Inc. (a)	201,600	1,014,048
Genlyte Group, Inc. *	91,500	6,455,325
Littelfuse, Inc. *	139,000	5,643,400
Methode Electronics, Inc. (a)	97,800	1,444,506

		14,557,279
Electrical Utilities - 2.42%
Black Hills Corp. (a)	157,400	5,787,598
Cleco Corp.	221,300	5,716,179
El Paso Electric Company *	210,000	5,533,500

		17,037,277
Electronics - 3.08%
Analogic Corp. (a)	42,900	2,697,552
Belden CDT, Inc. (a)	191,200	10,246,408
Franklin Electric, Inc. (a)	188,300	8,755,950

		21,699,910
Energy - 0.13%
GeoMet, Inc. * (a)	103,000	908,460
Food & Beverages - 0.24%
Winn-Dixie Stores, Inc. *	94,600	1,669,690
Forest Products - 0.75%
Deltic Timber Corp. (a)	110,100	5,280,396
Furniture & Fixtures - 0.51%
Stanley Furniture Company, Inc. (a)	174,600	3,631,680
Gas & Pipeline Utilities - 1.25%
Southwest Gas Corp. (a)	148,500	5,772,195
Vectren Corp. (a)	106,400	3,043,040

		8,815,235
Gold - 0.53%
Meridian Gold, Inc. *	146,000	3,727,380

The accompanying notes are an integral part of the financial statements.
306

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products - 1.36%
Owens & Minor, Inc. (a)	260,200	$9,557,146
Homebuilders - 0.46%
M/I Homes, Inc. (a)	123,000	3,265,650
Hotels & Restaurants - 1.58%
RARE Hospitality International, Inc. *	252,700	7,603,743
Ruby Tuesday, Inc. (a)	124,400	3,557,840

		11,161,583
Household Appliances - 0.21%
Drew Industries, Inc. * (a)	52,000	1,491,360
Industrial Machinery - 1.11%
IDEX Corp.	154,100	7,840,608
Insurance - 4.09%
Employers Holdings, Inc. *	35,300	706,706
James River Group, Inc.	8,700	272,397
Markel Corp. *	12,300	5,963,409
Max Re Capital, Ltd.	207,200	5,279,456
Midland Company (a)	130,200	5,523,084
ProAssurance Corp. * (a)	217,100	11,104,665

		28,849,717
Investment Companies - 2.31%
Ares Cap Corp.	212,000	3,852,040
First Financial Fund, Inc. *	315,286	4,492,825
Hercules Technology Growth Capital, Inc.	251,400	3,444,180
Kohlberg Capital Corp. *	280,600	4,489,600

		16,278,645
Life Sciences - 0.36%
Symyx Technologies, Inc. *	144,700	2,564,084
Manufacturing - 2.29%
AptarGroup, Inc.	126,100	8,439,873
Nordson Corp.	166,500	7,735,590

		16,175,463
Metal & Metal Products - 3.28%
Gibraltar Industries, Inc.	243,000	5,496,660
Matthews International Corp., Class A (a)	225,200	9,165,640
Metal Management, Inc.	183,300	8,468,460

		23,130,760
Mobile Homes - 1.17%
Skyline Corp.	89,800	3,029,852
Winnebago Industries, Inc. (a)	154,700	5,202,561

		8,232,413
Newspapers - 0.18%
Journal Register Company (a)	211,400	1,259,944
Paper - 1.66%
Chesapeake Corp. (a)	64,200	969,420
Potlatch Corp. (a)	150,000	6,867,000
Wausau-Mosinee Paper Corp.	268,000	3,848,480

		11,684,900

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services - 4.53%
Atwood Oceanics, Inc. * (a)	92,000	$5,399,480
Lone Star Technologies, Inc. *	68,200	4,503,246
TETRA Technologies, Inc. * (a)	407,900	10,079,209
Todco, Class A *	175,900	7,094,047
W-H Energy Services, Inc. *	103,800	4,851,612

		31,927,594
Pharmaceuticals - 0.50%
Pharmion Corp. * (a)	135,000	3,549,150
Railroads & Equipment - 0.92%
Genesee & Wyoming, Inc., Class A * (a)	243,900	6,490,179
Real Estate - 6.08%
First Potomac Realty Trust, REIT (a)	199,900	5,711,143
Innkeepers USA Trust, REIT	147,800	2,406,184
Kilroy Realty Corp., REIT	162,600	11,991,750
LaSalle Hotel Properties, REIT	164,300	7,616,948
Parkway Properties, Inc., REIT (a)	69,000	3,605,250
Strategic Hotel Cap, Inc., REIT (a)	263,300	6,021,671
Washington Real Estate Investment Trust,
REIT (a)	147,500	5,519,450

		42,872,396
Retail Grocery - 0.85%
Nash-Finch Company (a)	107,000	3,687,220
Wild Oats Markets, Inc. * (a)	126,900	2,309,580

		5,996,800
Retail Trade - 5.42%
Aaron Rents, Inc., Class A	14,000	334,740
Aaron Rents, Inc., Class B (a)	432,400	11,432,656
Building Materials Holding Corp. (a)	201,000	3,640,110
Casey's General Stores, Inc.	179,900	4,499,299
CSS Industries, Inc. (a)	123,800	4,640,024
Fred's, Inc., Class A (a)	192,700	2,832,690
Haverty Furniture Companies, Inc. (a)	293,100	4,103,400
Stein Mart, Inc. (a)	415,000	6,772,800

		38,255,719
Sanitary Services - 2.17%
Casella Waste Systems, Inc., Class A * (a)	287,000	2,801,120
Insituform Technologies, Inc., Class A * (a)	291,800	6,066,522
Synagro Technologies, Inc. (a)	165,100	941,070
Waste Connections, Inc. *	184,200	5,514,948

		15,323,660
Semiconductors - 3.48%
Advanced Energy Industries, Inc. *	205,300	4,319,512
ATMI, Inc. * (a)	106,400	3,252,648
Brooks Automation, Inc. * (a)	510,299	8,751,628
Entegris, Inc. * (a)	398,900	4,268,230
GSI Group, Inc. *	397,700	3,941,207

		24,533,225
Software - 3.10%
Packeteer, Inc. *	191,600	2,379,672
Progress Software Corp. *	237,500	7,410,000

The accompanying notes are an integral part of the financial statements.
307

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
SPSS, Inc. * (a)	185,000	$6,678,500
Websense, Inc. *	235,400	5,411,846

		21,880,018
Steel - 1.32%
Carpenter Technology Corp. (a)	77,000	9,298,520
Telecommunications Equipment &
Services - 0.69%
Premiere Global Services, Inc. *	432,600	4,853,772
Tires & Rubber - 0.60%
Myers Indiana, Inc.	227,500	4,249,700
Tobacco - 0.38%
Alliance One International, Inc. *	292,800	2,702,544
Transportation - 3.20%
Kirby Corp. * (a)	263,100	9,203,238
Macquarie Infrastructure Company Trust (a)	157,500	6,189,750
UTI Worldwide, Inc. (a)	292,500	7,189,650

		22,582,638
Trucking & Freight - 2.14%
Landstar Systems, Inc.	329,800	15,118,032

TOTAL COMMON STOCKS (Cost $467,915,304)		$690,826,502

SHORT TERM INVESTMENTS - 22.97%
State Street Navigator Securities
Lending Prime Portfolio (c)	$149,792,100	$149,792,100
T. Rowe Price Reserve Investment Fund (c)	12,220,416	12,220,416

TOTAL SHORT TERM INVESTMENTS
(Cost $162,012,516)		$162,012,516

REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$2,002,767 on 04/02/2007,
collateralized by $2,095,000 U.S.
Treasury Bills, zero coupon due
09/27/2007 (valued at $2,044,720) (c)	$2,002,000	$2,002,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,002,000)		$2,002,000

Total Investments (Small Company Value Trust)
(Cost $631,929,820) - 121.21%		$854,841,018
Liabilities in Excess of Other Assets - (21.21)%		(149,594,765)

TOTAL NET ASSETS - 100.00%		$705,246,253

Special Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.01%
Aerospace - 1.57%
HEICO Corp., Class A	44,951	$1,409,214
Orbital Sciences Corp., Class A *	38,531	722,071

		2,131,285
Air Travel - 1.38%
Airtran Holdings, Inc. * (a)	122,000	1,252,940
SkyWest, Inc.	22,947	615,668

		1,868,608
Apparel & Textiles - 1.09%
Timberland Company, Class A *	57,119	1,486,808
Auto Parts - 0.72%
Superior Industries International, Inc. (a)	47,140	981,926
Auto Services - 0.78%
Lithia Motors, Inc., Class A	38,600	1,058,026
Banking - 8.09%
Capital Corp of the West (a)	32,200	854,910
Cascade Financial Corp.	49,226	857,025
Central Pacific Financial Corp.	31,055	1,135,681
City Bank, Lynnwood, WA	20,023	642,939
City National Corp.	8,100	596,160
Cullen Frost Bankers, Inc.	22,692	1,187,472
First Security Group, Inc.	52,921	602,241
IBERIABANK Corp.	16,164	899,688
Midwest Banc Holdings, Inc.	52,763	934,433
PAB Bankshares, Inc.	11,810	209,746
Tompkins Trustco, Inc. (a)	9,487	397,126
UCBH Holdings, Inc.	76,200	1,418,844
Umpqua Holdings Corp. (a)	46,511	1,245,099

		10,981,364
Building Materials & Construction - 2.34%
Dycom Industries, Inc. *	16,300	424,778
EMCOR Group, Inc. *	17,220	1,015,636
Perini Corp. *	28,090	1,035,397
WCI Communities, Inc. * (a)	32,800	699,952

		3,175,763
Business Services - 4.63%
Black Box Corp.	29,124	1,064,191
John H. Harland Company	24,358	1,247,860
Labor Ready, Inc. *	54,940	1,043,311
Perot Systems Corp., Class A *	99,009	1,769,291
Watson Wyatt Worldwide, Inc., Class A	23,782	1,156,994

		6,281,647
Chemicals - 0.30%
Cabot Microelectronics Corp. *	12,058	404,064
Computers & Business Equipment - 1.87%
Digi International, Inc. *	31,130	395,351
Foundry Networks, Inc. *	119,000	1,614,830
Rimage Corp. *	20,463	530,196

		2,540,377

The accompanying notes are an integral part of the financial statements.
308

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Special Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Mining Equipment - 1.27%
National Oilwell, Inc. *	22,120	$1,720,715
Construction Materials - 2.27%
Florida Rock Industries, Inc.	14,300	962,247
Patrick Industries, Inc. *	36,137	433,283
Regal-Beloit Corp.	14,900	691,062
Simpson Manufacturing Company, Inc. (a)	32,300	996,132

		3,082,724
Cosmetics & Toiletries - 0.91%
Steiner Leisure, Ltd. *	27,384	1,231,732
Crude Petroleum & Natural Gas - 1.07%
XTO Energy, Inc.	26,528	1,454,000
Domestic Oil - 1.02%
Denbury Resources, Inc. *	46,544	1,386,546
Electrical Equipment - 1.56%
Hubbell, Inc., Class B	14,100	680,184
Tektronix, Inc.	50,895	1,433,203

		2,113,387
Electrical Utilities - 0.26%
MGE Energy, Inc.	9,798	347,437
Electronics - 1.30%
Bel Fuse, Inc., Class B (a)	11,763	455,346
DRS Technologies, Inc.	25,062	1,307,484

		1,762,830
Energy - 0.58%
New Jersey Resources Corp.	15,762	788,888
Financial Services - 2.51%
Financial Federal Corp. (a)	33,838	890,616
Investors Financial Services Corp.	16,200	942,030
Portfolio Recovery Associates, Inc. * (a)	35,158	1,569,805

		3,402,451
Food & Beverages - 3.22%
Del Monte Foods Company	179,844	2,064,609
Pilgrim's Pride Corp.	45,300	1,503,507
Smithfield Foods, Inc. *	27,000	808,650

		4,376,766
Furniture & Fixtures - 1.20%
Furniture Brands International, Inc. (a)	103,118	1,627,202
Gas & Pipeline Utilities - 0.66%
Northwest Natural Gas Company	19,527	891,798
Gold - 0.35%
Meridian Gold, Inc. *	18,860	481,496
Healthcare Services - 2.39%
Apria Healthcare Group, Inc. *	14,752	475,752
Cross Country Healthcare, Inc. *	61,374	1,118,848
Enzo Biochem, Inc. *	36,600	551,928
MedQuist, Inc. *	60,734	603,696
National Dentex Corp. *	35,200	495,616

		3,245,840

Special Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants - 1.21%
O'Charley's, Inc. *	84,979	$1,639,245
Household Products - 1.72%
Central Garden & Pet Company, Class A *	51,800	761,460
Tupperware Brands Corp.	63,300	1,578,069

		2,339,529
Industrial Machinery - 3.97%
Albany International Corp., Class A	41,351	1,486,155
IDEX Corp.	26,184	1,332,242
Kennametal, Inc.	21,025	1,421,500
Sauer-Danfoss, Inc.	38,172	1,148,977

		5,388,874
Industrials - 0.75%
Crane Company	25,196	1,018,422
Insurance - 3.95%
Allied World Assurance Holdings, Ltd.	38,680	1,653,570
CNA Surety Corp. *	57,713	1,217,744
Midland Company	15,533	658,910
PMI Group, Inc.	31,987	1,446,452
Triad Guaranty, Inc. *	9,270	383,871

		5,360,547
Internet Software - 0.77%
McAfee, Inc. *	36,156	1,051,416
Leisure Time - 3.79%
Callaway Golf Company	95,700	1,508,232
K2, Inc. *	97,247	1,175,716
Trump Entertainment Resorts, Inc. * (a)	39,600	715,572
West Marine, Inc. * (a)	96,130	1,750,527

		5,150,047
Manufacturing - 4.76%
AptarGroup, Inc.	25,192	1,686,101
Goodman Global, Inc. *	60,450	1,065,129
Input/Output, Inc. *	96,000	1,322,880
Kaydon Corp.	31,584	1,344,215
Snap-on, Inc.	21,792	1,048,195

		6,466,520
Medical-Hospitals - 1.48%
Lifepoint Hospitals, Inc. *	28,570	1,091,946
RehabCare Group, Inc. *	57,613	914,318

		2,006,264
Metal & Metal Products - 2.86%
Gibraltar Industries, Inc.	77,709	1,757,778
Mueller Industries, Inc.	50,723	1,526,762
RBC Bearings, Inc. *	18,100	605,083

		3,889,623
Mutual Funds - 1.05%
iShares Nasdaq Biotechnology Index Fund * (a)	18,858	1,429,059
Office Furnishings & Supplies - 0.98%
United Stationers, Inc. *	22,223	1,331,602

The accompanying notes are an integral part of the financial statements.
309

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Special Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services - 0.29%
Superior Well Services, Inc. *	17,462	$399,007
Pharmaceuticals - 0.30%
Bentley Pharmaceuticals, Inc. * (a)	49,198	402,932
Railroads & Equipment - 1.05%
Wabtec Corp.	41,483	1,430,749
Real Estate - 4.70%
American Land Lease, Inc., REIT	24,159	603,975
BioMed Realty Trust, Inc., REIT	45,768	1,203,698
Cousins Properties, Inc., REIT	39,386	1,294,224
Duke Realty Corp., REIT	11,995	521,423
LaSalle Hotel Properties, REIT	31,956	1,481,480
Liberty Property Trust, REIT	10,662	519,453
Mid-America Apartment Communities, Inc.,
REIT	13,520	760,635

		6,384,888
Retail Grocery - 0.35%
Weis Markets, Inc.	10,780	481,866
Retail Trade - 4.22%
Casey's General Stores, Inc.	43,000	1,075,430
Cato Corp., Class A	58,148	1,360,082
Deb Shops, Inc.	31,339	848,660
Dillard's, Inc., Class A (a)	36,520	1,195,299
The Buckle, Inc. (a)	34,938	1,247,287

		5,726,758
Semiconductors - 6.44%
Entegris, Inc. *	121,500	1,300,050
Exar Corp. *	97,177	1,286,623
Fairchild Semiconductor International, Inc. *	99,000	1,655,280
Kulicke & Soffa Industries, Inc. *	184,100	1,702,925
OmniVision Technologies, Inc. * (a)	58,600	759,456
Verigy, Ltd. *	87,100	2,044,237

		8,748,571
Software - 2.70%
Dendrite International, Inc. *	51,249	802,559
EPIQ Systems, Inc. * (a)	53,381	1,087,905
Lawson Software, Inc. * (a)	220,300	1,782,227

		3,672,691
Telecommunications Equipment &
Services - 0.59%
Plantronics, Inc.	34,100	805,442
Tires & Rubber - 1.59%
Cooper Tire & Rubber Company (a)	117,800	2,154,562
Transportation - 1.15%
Kirby Corp. *	44,852	1,568,923

TOTAL COMMON STOCKS (Cost $116,579,038)		$127,671,217

Special Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 11.66%
State Street Navigator Securities
Lending Prime Portfolio (c)	$15,833,803	$15,833,803

TOTAL SHORT TERM INVESTMENTS
(Cost $15,833,803)		$15,833,803

REPURCHASE AGREEMENTS - 7.18%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$9,746,735 on 04/02/2007,
collateralized by $9,865,000
Federal Home Loan Mortgage
Corp., 6.00% due 11/18/2020
(valued at $9,938,988, including
interest) (c)	$9,743,000	$9,743,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,743,000)		$9,743,000

Total Investments (Special Value Trust)
(Cost $142,155,841) - 112.85%		$153,248,020
Liabilities in Excess of Other Assets - (12.85)%		(17,447,581)

TOTAL NET ASSETS - 100.00%		$135,800,439

Spectrum Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 16.93%
Aerospace - 0.12%
Raytheon Company	21,700	$1,138,382
Agriculture - 0.05%
Archer-Daniels-Midland Company	12,900	473,430
Aluminum - 0.10%
Alcoa, Inc.	28,700	972,930
Auto Parts - 0.10%
Genuine Parts Company	18,100	886,900
Automobiles - 0.04%
Ford Motor Company	43,700	344,793
Banking - 0.51%
Citizens Banking Corp.	260	5,761
Fifth Third Bancorp (a)	41,000	1,586,290
National City Corp.	22,400	834,400
SunTrust Banks, Inc.	14,100	1,170,864
US Bancorp	33,075	1,156,633

		4,753,948
Biotechnology - 0.19%
Amgen, Inc. *	19,600	1,095,248
MedImmune, Inc. * (a)	19,400	705,966

		1,801,214
Broadcasting - 0.13%
CBS Corp., Class B	35,800	1,095,122

The accompanying notes are an integral part of the financial statements.
310

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting (continued)
XM Satellite Radio Holdings, Inc., Class A * (a)	10,500	$135,660

		1,230,782
Building Materials & Construction - 0.12%
Masco Corp. (a)	39,500	1,082,300
Business Services - 0.18%
Computer Sciences Corp. * (a)	11,300	589,069
H & R Block, Inc.	52,800	1,110,912

		1,699,981
Cable and Television - 0.49%
Cablevision Systems Corp., Class A *	24,975	759,989
Rogers Communications, Inc.	24,850	814,086
Time Warner, Inc.	98,700	1,946,364
Viacom, Inc. *	24,200	994,862

		4,515,301
Cellular Communications - 0.31%
ALLTEL Corp.	20,400	1,264,800
Crown Castle International Corp. *	12,850	412,871
Leap Wireless International, Inc. *	6,050	399,179
Motorola, Inc.	45,600	805,752

		2,882,602
Chemicals - 0.21%
Chemtura Corp.	28,100	307,133
E.I. Du Pont De Nemours & Company	33,010	1,631,684

		1,938,817
Coal - 0.04%
Foundation Coal Holdings, Inc. (a)	11,825	406,071
Computers & Business Equipment - 0.28%
Dell, Inc. *	54,500	1,264,945
International Business Machines Corp.	14,200	1,338,492

		2,603,437
Construction Materials - 0.14%
Vulcan Materials Company	11,200	1,304,576
Cosmetics & Toiletries - 0.58%
Avon Products, Inc.	32,000	1,192,320
Colgate-Palmolive Company	29,600	1,976,984
International Flavors & Fragrances, Inc.	25,700	1,213,554
Kimberly-Clark Corp.	14,200	972,558

		5,355,416
Crude Petroleum & Natural Gas - 0.02%
Statoil ASA	5,300	144,306
Drugs & Health Care - 0.17%
Wyeth	32,300	1,615,969
Electrical Equipment - 0.07%
Cooper Industries, Ltd., Class A	15,200	683,848
Electrical Utilities - 0.53%
Entergy Corp.	15,800	1,657,736
FirstEnergy Corp.	15,500	1,026,720
Pinnacle West Capital Corp.	11,400	550,050

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Reliant Energy, Inc. *	17,550	$356,616
TECO Energy, Inc.	16,900	290,849
Xcel Energy, Inc. (a)	40,500	999,945

		4,881,916
Electronics - 0.11%
Sony Corp.	19,700	1,003,726
Energy - 0.28%
Duke Energy Corp.	47,770	969,253
Progress Energy, Inc.	22,850	1,152,554
Statoil ASA	16,200	438,696

		2,560,503
Financial Services - 1.39%
Charles Schwab Corp.	77,600	1,419,304
Citigroup, Inc.	34,905	1,792,023
Countrywide Financial Corp.	14,800	497,872
Federal National Mortgage Association	13,600	742,288
JP Morgan Chase & Company	77,510	3,749,934
Mellon Financial Corp.	41,600	1,794,624
Morgan Stanley	13,000	1,023,880
State Street Corp. (c)	20,300	1,314,425
Wells Fargo & Company (c)	16,000	550,880

		12,885,230
Food & Beverages - 0.64%
Campbell Soup Company	17,500	681,625
General Mills, Inc.	22,900	1,333,238
Hershey Company (a)	4,900	267,834
Kraft Foods, Inc., Class A (a)	18,100	573,046
McCormick & Company, Inc.	15,800	608,616
Sara Lee Corp.	19,500	329,940
Sysco Corp.	12,200	412,726
The Coca-Cola Company	36,200	1,737,600

		5,944,625
Gas & Pipeline Utilities - 0.25%
NiSource, Inc.	62,500	1,527,500
Spectra Energy Corp.	22,500	591,075
Williams Companies, Inc.	8,255	234,937

		2,353,512
Healthcare Products - 0.33%
Baxter International, Inc.	19,600	1,032,332
Boston Scientific Corp. *	35,000	508,900
Johnson & Johnson	24,900	1,500,474

		3,041,706
Holdings Companies/Conglomerates - 0.50%
General Electric Company	130,400	4,610,944
Homebuilders - 0.06%
D.R. Horton, Inc. (a)	25,600	563,200
Household Products - 0.28%
Fortune Brands, Inc.	13,100	1,032,542

The accompanying notes are an integral part of the financial statements.
311

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Newell Rubbermaid, Inc.	48,900	$1,520,301

		2,552,843
Industrial Machinery - 0.19%
Ingersoll-Rand Company, Class A	18,800	815,356
Pall Corp.	25,300	961,400

		1,776,756
Insurance - 0.98%
American International Group, Inc.	27,800	1,868,716
Chubb Corp.	12,400	640,708
Lincoln National Corp.	21,400	1,450,706
Marsh & McLennan Companies, Inc.	77,600	2,272,904
Progressive Corp.	34,500	752,790
The Travelers Companies, Inc.	24,600	1,273,542
UnumProvident Corp. (a)	36,600	842,898

		9,102,264
International Oil - 1.45%
Anadarko Petroleum Corp.	24,000	1,031,520
BP PLC, SADR	17,500	1,133,125
Chevron Corp.	42,340	3,131,466
Exxon Mobil Corp.	40,400	3,048,180
Hess Corp.	32,340	1,793,900
Murphy Oil Corp.	22,100	1,180,140
Royal Dutch Shell PLC, ADR	33,000	2,187,900

		13,506,231
Leisure Time - 0.27%
Lakes Gaming, Inc. * (a)	27,900	311,085
MTR Gaming Group, Inc. *	19,600	256,368
Regal Entertainment Group, Class A (a)	27,575	547,915
Walt Disney Company	41,300	1,421,959

		2,537,327
Liquor - 0.18%
Anheuser-Busch Companies, Inc.	32,700	1,650,042
Manufacturing - 0.71%
3M Company	28,100	2,147,683
Eaton Corp.	6,600	551,496
Honeywell International, Inc.	32,900	1,515,374
Illinois Tool Works, Inc.	22,300	1,150,680
Tyco International, Ltd.	38,000	1,198,900

		6,564,133
Mining - 0.05%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	7,150	473,259
Newspapers - 0.25%
Dow Jones & Company, Inc. (a)	29,400	1,013,418
The New York Times Company, Class A (a)	56,100	1,318,911

		2,332,329
Office Furnishings & Supplies - 0.13%
Avery Dennison Corp.	18,900	1,214,514

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper - 0.34%
International Paper Company	67,065	$2,441,166
MeadWestvaco Corp.	24,460	754,346

		3,195,512
Petroleum Services - 0.20%
BJ Services Company	26,600	742,140
Schlumberger, Ltd.	15,900	1,098,690

		1,840,830
Pharmaceuticals - 0.93%
Abbott Laboratories	20,600	1,149,480
Bristol-Myers Squibb Company	43,200	1,199,232
Eli Lilly & Company	38,000	2,040,980
Merck & Company, Inc.	52,800	2,332,176
Pfizer, Inc.	75,670	1,911,424

		8,633,292
Photography - 0.10%
Eastman Kodak Company (a)	40,500	913,680
Publishing - 0.29%
Gannett Company, Inc.	13,300	748,657
Tribune Company	59,100	1,897,701

		2,646,358
Railroads & Equipment - 0.24%
Norfolk Southern Corp.	11,500	581,900
Union Pacific Corp.	16,500	1,675,575

		2,257,475
Real Estate - 0.01%
Weingarten Realty Investors, REIT (a)	2,210	105,108
Retail Trade - 0.45%
Bed Bath & Beyond, Inc. *	20,800	835,536
Home Depot, Inc.	38,800	1,425,512
RadioShack Corp.	16,300	440,589
Wal-Mart Stores, Inc.	32,100	1,507,095

		4,208,732
Sanitary Services - 0.09%
Waste Management, Inc.	25,400	874,014
Semiconductors - 0.26%
Analog Devices, Inc.	36,100	1,245,089
Applied Materials, Inc.	28,100	514,792
Intel Corp.	36,500	698,245

		2,458,126
Software - 0.28%
Microsoft Corp.	92,100	2,566,827
Telecommunications Equipment &
Services - 0.34%
Citizens Communications Company	16,425	245,554
Nokia Oyj, SADR *	52,200	1,196,424
Telus Corp.	6,875	343,750
Verizon Communications, Inc.	37,100	1,406,832

		3,192,560

The accompanying notes are an integral part of the financial statements.
312

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone - 0.68%
AT&T, Inc.	78,950	$3,112,998
Qwest Communications International, Inc. * (a)	169,000	1,519,310
Sprint Nextel Corp.	58,800	1,114,848
Windstream Corp.	36,826	540,974

		6,288,130
Tobacco - 0.08%
UST, Inc. (a)	13,205	765,626
Toys, Amusements & Sporting Goods - 0.16%
Mattel, Inc.	54,100	1,491,537
Trucking & Freight - 0.05%
United Parcel Service, Inc., Class B	6,600	462,660

TOTAL COMMON STOCKS (Cost $136,873,846)		$157,290,530

PREFERRED STOCKS - 0.28%
Broadcasting - 0.03%
Spanish Broadcasting System, Series B *	281	307,695
Building Materials & Construction - 0.13%
General Motors Corp., Series B *	59,625	1,237,219
Energy - 0.05%
NRG Energy, Inc., Series 4 *	100	190,200
NRG Energy, Inc. *	125	237,735

		427,935
Financial Services - 0.02%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. * (b)	200,000	204,292
Telecommunications Equipment &
Services - 0.05%
Lucent Technologies Capital Trust I *	400	413,000

TOTAL PREFERRED STOCKS (Cost $2,350,326)		$2,590,141

U.S. TREASURY OBLIGATIONS - 7.55%
Treasury Inflation Protected
Securities (d) - 1.26%
1.875% due 07/15/2013 (a)	$1,090,970	1,076,736
2.00% due 01/15/2026 (a)	463,982	440,964
2.00% due 07/15/2014 (a)***	2,370,818	2,347,850
2.50% due 07/15/2016 (a)	2,617,904	2,686,318
3.625% due 01/15/2008	231,768	235,308
4.25% due 01/15/2010 (a)	4,637,488	4,931,495

		11,718,671
U.S. Treasury Bonds - 3.52%
4.50% due 02/15/2036 (a)	4,695,000	4,426,502
4.75% due 02/15/2037	40,000	39,375
5.375% due 02/15/2031 ***	3,497,000	3,728,131
5.50% due 08/15/2028 (a)	249,000	267,811
6.00% due 02/15/2026 (a)	2,980,000	3,368,097
6.125% due 08/15/2029 (a)	2,599,000	3,022,759
6.25% due 05/15/2030 (a)	3,253,000	3,854,044
6.375% due 08/15/2027 (a)	1,670,000	1,977,906
7.125% due 02/15/2023 (a)	2,302,000	2,857,896

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Bonds (continued)
7.625% due 02/15/2025 (a)***	$1,264,000	$1,665,913
7.875% due 02/15/2021 (a)	2,676,000	3,476,290
8.00% due 11/15/2021	130,000	171,803
8.875% due 02/15/2019 (a)	2,324,000	3,175,528
8.875% due 08/15/2017 ***	520,000	695,338

		32,727,393
U.S. Treasury Notes - 2.71%
3.375% due 11/15/2008 (a)	2,550,000	2,497,207
3.50% due 05/31/2007	200,000	199,500
3.875% due 09/15/2010	80,000	78,347
3.875% due 02/15/2013 (a)****	10,720,000	10,354,426
4.00% due 03/15/2010 to 11/15/2012 (a)	855,000	838,357
4.25% due 08/15/2013 to 11/15/2014 (a)	3,920,000	3,839,505
4.50% due 02/15/2009 to 11/15/2015 (a)	4,440,000	4,417,728
4.75% due 03/31/2011 to 01/31/2012 (a)	1,245,000	1,255,653
5.125% due 05/15/2016	1,350,000	1,395,826
4.125% due 05/15/2015	270,000	260,761

		25,137,310
U.S. Treasury Strips - 0.06%
zero coupon due 05/15/2020 ***	1,070,000	561,195

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $70,101,100)		$70,144,569

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.46%
Federal Agricultural Mortgage Corp. - 0.04%
6.00% due 08/01/2021 to 11/01/2021	391,572	398,426
Federal Home Loan Bank - 0.20%
3.875% due 08/22/2008	400,000	394,331
5.125% due 08/14/2013	930,000	941,250
5.25% due 06/18/2014	510,000	519,870

		1,855,451
Federal Home Loan Mortgage Corp. - 3.24%
1.00% due 02/01/2035 to 02/01/2037	3,156,237	3,164,270
3.55% due 11/15/2007	400,000	395,801
3.625% due 09/15/2008	400,000	392,870
4.50% due 10/01/2007 to 09/01/2035	1,318,850	1,267,445
4.522% due 09/01/2032	38,121	38,261
4.545% due 09/01/2035	273,259	267,764
4.625% due 02/21/2008	570,000	567,707
4.647% due 07/01/2035	147,122	145,673
4.72% due 08/01/2035	404,636	398,076
4.788% due 07/01/2035	83,249	83,169
5.00% due 01/01/2009 to 11/01/2035	4,947,127	4,801,262
5.055% due 11/01/2035	229,873	228,776
5.078% due 03/01/2036	669,594	663,078
5.125% due 02/27/2009 to 07/15/2012	2,595,000	2,626,124
5.145% due 01/01/2036	1,754,040	1,754,381
5.428% due 01/01/2036	116,282	116,592
5.436% due 02/01/2037	719,035	719,204
5.50% due 03/01/2018 to 04/01/2029	1,420,825	1,427,054
5.943% due 02/01/2037	1,341,172	1,358,309

The accompanying notes are an integral part of the financial statements.
313

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
6.00% due 11/01/2011 to 12/01/2033	$316,589	$321,645
6.00% due 06/15/2011 (a)	1,200,000	1,252,165
6.018% due 11/01/2036	767,179	774,602
6.062% due 10/01/2036	1,248,623	1,260,624
6.081% due 01/01/2037	334,725	340,015
6.128% due 10/01/2036	908,816	921,320
6.22% due 08/01/2036	1,241,677	1,260,687
6.50% due 05/01/2017 to 01/01/2036	1,779,828	1,827,548
7.00% due 02/01/2024 to 06/01/2032	51,470	53,427
7.50% due 05/01/2024 to 06/01/2024	5,180	5,429
10.50% due 05/01/2019	624	673
5.997% due 12/01/2036	1,639,200	1,653,483

		30,087,434
Federal National Mortgage
Association - 7.15%
1.00% due 07/01/2035	198,106	195,919
3.25% due 08/15/2008	680,000	664,904
3.6807% due 02/17/2009 (b)	220,000	216,258
3.825% due 10/01/2033	163,142	159,645
3.875% due 07/15/2008	400,000	394,597
4.026% due 07/01/2027	1,862	1,881
4.375% due 09/15/2012 to 10/15/2015	1,185,000	1,146,530
4.50% due 02/15/2011 to 02/01/2036	9,909,244	9,541,446
4.625% due 10/15/2014	660,000	646,779
4.694% due 09/01/2035	433,201	425,949
4.793% due 11/01/2035	293,752	292,988
4.836% due 06/01/2035	169,223	169,454
4.875% due 12/15/2016	350,000	346,152
5.00% due 01/01/2009 to 02/01/2037	7,869,848	7,718,844
5.046% due 01/01/2037	464,905	462,792
5.06% due 07/01/2035 to 08/01/2036	2,108,358	2,101,581
5.112% due 10/01/2035	423,314	421,458
5.319% due 12/01/2035	200,064	200,144
5.376% due 12/01/2035	233,592	233,993
5.455% due 01/01/2019	1,264	1,280
5.50% due 07/01/2013 to 12/01/2036	15,881,174	15,795,439
5.50% TBA **	415,000	410,591
5.544% due 12/01/2035	353,133	354,854
5.553% due 07/01/2036	1,456,181	1,465,201
5.685% due 12/01/2035	106,289	107,022
5.715% due 01/01/2036	794,193	799,688
5.75% due 02/15/2008	500,000	502,666
5.979% due 09/01/2036	456,786	459,718
6.00% due 05/15/2011 to 09/01/2036	12,809,401	13,001,926
6.00% TBA **	2,225,000	2,255,493
6.046% due 12/01/2036	626,752	635,495
6.50% due 06/01/2013 to 12/01/2036	2,814,433	2,880,287
6.50% TBA **	550,000	561,000
7.00% due 12/01/2029 to 02/01/2030	2,708	2,824
7.125% due 06/15/2010 to 01/15/2030	1,670,000	1,848,039

		66,422,837

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association - 9.83%
4.00% due 09/15/2018		$562,748	$534,135
4.50% due 01/15/2019 to 11/20/2035		2,007,518	1,904,858
5.00% due 02/15/2018 to 06/20/2036		24,027,494	23,413,578
5.50% due 02/15/2018 to 09/20/2036		23,703,435	23,590,104
5.50% TBA **		1,066,684	1,064,520
6.00% due 12/20/2008 to 08/20/2036		16,687,226	16,925,624
6.00% TBA **		6,738,412	6,834,447
6.50% due 07/15/2009 to 08/15/2036		9,705,155	9,964,629
6.50% TBA **		1,455,076	1,491,838
7.00% due 09/15/2012 to 10/20/2036		4,008,272	4,179,677
7.50% due 09/15/2012 to 06/15/2032		573,618	598,032
8.00% due 08/15/2007 to 06/20/2029		414,128	438,536
8.50% due 07/15/2008 to 02/15/2027		104,804	111,963
9.00% due 03/15/2009 to 09/15/2024		59,483	63,721
9.25% due 10/15/2016 to 12/15/2019		6,624	7,160
9.50% due 06/15/2009 to 12/15/2024		22,187	23,927
9.75% due 07/15/2017 to 02/15/2021		5,945	6,562
10.00% due 02/15/2016 to 03/15/2026		92,345	102,442
10.25% due 05/15/2020 to 11/15/2020		4,030	4,486
10.50% due 03/15/2014 to 07/15/2019		13,573	15,135
11.00% due 12/15/2009 to 07/20/2020		25,370	28,007
11.50% due 03/15/2010 to 11/15/2019		18,619	20,733
11.75% due 08/15/2013		1,474	1,646
12.00% due 10/15/2010 to 06/15/2015		21,721	24,421
12.25% due 03/15/2014 to 07/20/2015		2,014	2,228
12.50% due 04/15/2010 to 07/15/2015		8,708	9,596
12.75% due 12/20/2013 to 12/20/2014		1,958	2,172
13.00% due 01/15/2011 to 09/20/2015		7,713	8,626
13.50% due 05/15/2010 to 01/15/2015		4,806	5,384

			91,378,187

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $189,919,851)			$190,142,335

FOREIGN GOVERNMENT OBLIGATIONS - 12.73%
Argentina - 0.31%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	650,000	117,779
0.6245% due 12/15/2035 (b)		$400,000	55,200
2.00% due 09/30/2014 (b)	ARS	1,950,000	704,630
5.83% due 12/31/2033 (b)		1,809,000	847,963
7.00% due 09/12/2013		$525,000	506,887
7.00% due 10/03/2015		450,000	414,000
7.875% due 04/11/2011		250,000	251,250

			2,897,709
Austria - 0.51%
Republic of Austria
4.00% due 07/15/2009	EUR	2,900,000	3,876,174
5.50% due 01/15/2010		548,000	760,445
6.25% due 07/15/2027		47,000	79,333

			4,715,952

The accompanying notes are an integral part of the financial statements.
314

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Belgium - 0.51%
Kingdom of Belgium
3.00% due 03/28/2010	EUR	1,290,000	$1,678,096
4.25% due 09/28/2013		466,000	629,605
5.00% due 03/28/2035		1,650,000	2,448,302

			4,756,003
Brazil - 0.89%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	1,345,000	1,012,925
7.875% due 03/07/2015		$50,000	56,925
8.00% due 01/15/2018 (a)		2,970,000	3,354,615
8.00% due 01/15/2018		300,000	338,400
8.75% due 02/04/2025		475,000	610,375
10.00% due 01/01/2014	BRL	1,936,000	888,708
10.00% due 01/01/2012		3,058,000	1,433,517
10.00% due 01/01/2010		500,000	239,602
11.00% due 08/17/2040 (a)		$240,000	323,760

			8,258,827
Canada - 0.11%
Government of Canada
5.75% due 06/01/2033	CAD	408,000	441,301
Province of Ontario
5.00% due 03/08/2014		680,000	616,023

			1,057,324
Colombia - 0.06%
Republic of Colombia
7.375% due 01/27/2017 (a)		$350,000	380,975
7.375% due 09/18/2037 (a)		200,000	217,700

			598,675
Denmark - 0.06%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	2,438,000	462,311
7.00% due 11/10/2024		351,000	84,501

			546,812
Finland - 0.67%
Government of Finland
5.00% due 07/04/2007	EUR	4,631,000	6,208,368
France - 1.28%
Government of France
4.00% due 04/25/2009		1,100,000	1,470,302
4.75% due 10/25/2012		895,000	1,237,611
5.00% due 10/25/2016		1,064,000	1,522,092
5.50% due 04/25/2029		614,000	960,565
5.50% due 04/25/2010		3,235,000	4,506,171
5.75% due 10/25/2032		1,370,000	2,238,721

			11,935,462
Germany - 1.16%
Bundesrepublik Deutschland, Series 05
3.50% due 01/04/2016		1,335,000	1,715,977
Federal Republic of Germany
3.75% due 07/04/2013		100,000	131,683
4.00% due 01/04/2037		1,565,000	2,007,720

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Germany (continued)
Federal Republic of Germany (continued)
4.50% due 01/21/2013	EUR	750,000	$1,018,719
4.50% due 01/04/2013		1,711,000	2,342,182
4.75% due 07/04/2028		324,000	462,745
4.75% due 07/04/2034		720,000	1,037,883
5.50% due 01/04/2031		260,000	410,259
6.00% due 07/04/2007		1,260,000	1,693,247

			10,820,415
Indonesia - 0.11%
Republic of Indonesia
6.625% due 02/17/2037		$100,000	99,190
6.875% due 03/09/2017		650,000	684,280
8.50% due 10/12/2035 (a)		200,000	245,500

			1,028,970
Iraq - 0.12%
Republic of Iraq, Series REGS
5.80% due 01/15/2028		1,750,000	1,137,500
Ireland - 0.12%
Republic of Ireland
4.375% due 01/15/2015	EUR	750,000	1,011,850
Republic of Ireland
4.00% due 04/18/2010		92,000	122,832

			1,134,682
Italy - 0.33%
Republic of Italy
4.25% due 08/01/2014		202,000	272,362
5.00% due 10/15/2007		320,000	430,215
5.25% due 09/20/2016		$450,000	455,680
6.00% due 11/01/2007	EUR	987,000	1,334,667
6.00% due 05/01/2031		261,000	422,766
7.25% due 11/01/2026		73,000	132,884

			3,048,574
Jamaica - 0.14%
Government of Jamaica
8.00% due 03/15/2039		$100,000	100,250
9.00% due 06/02/2015		185,000	203,500
10.625% due 06/20/2017		805,000	978,075

			1,281,825
Japan - 1.98%
Government of Japan
1.00% due 12/20/2012	JPY	177,050,000	1,483,481
1.00% due 06/10/2016		374,273,900	3,129,747
1.10% due 12/10/2016		171,700,000	1,449,676
1.30% due 12/20/2013		133,350,000	1,129,549
1.30% due 03/20/2015		63,100,000	529,068
1.40% due 03/21/2011		305,250,000	2,629,912
1.40% due 03/20/2012		187,400,000	1,610,017
1.70% due 09/20/2016		199,450,000	1,712,337
1.90% due 03/20/2025		285,050,000	2,379,836
1.90% due 12/20/2010		33,450,000	293,369
1.90% due 06/20/2016		32,200,000	281,525

The accompanying notes are an integral part of the financial statements.
315

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Japan (continued)
Government of Japan (continued)
2.00% due 06/20/2022	JPY	61,100,000	$524,840
2.00% due 12/20/2033		124,850,000	995,439
2.20% due 06/22/2020		24,200,000	214,848

			18,363,644
Lebanon - 0.04%
Government of Lebanon
8.25% due 04/12/2021 (a)		$150,000	144,750
8.50% due 01/19/2016		180,000	180,225

			324,975
Malaysia - 0.02%
Malaysia Government Bond
3.756% due 04/28/2011	MYR	717,000	209,554
Mexico - 1.20%
Government of Mexico
5.625% due 01/15/2017 (a)		$500,000	504,000
6.75% due 09/27/2034 (a)		675,000	736,087
7.50% due 04/08/2033		55,000	65,450
8.00% due 12/24/2008	MXN	4,380,000	400,687
8.00% due 12/17/2015		21,050,000	1,956,167
8.00% due 12/19/2013		18,500,000	1,717,690
8.125% due 12/30/2019		$155,000	190,262
9.00% due 12/22/2011	MXN	36,720,000	3,523,737
9.00% due 12/20/2012		10,575,000	1,024,184
9.00% due 12/24/2009		4,875,000	458,637
9.50% due 12/18/2014		5,605,000	564,306

			11,141,207
Netherlands - 0.10%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	181,000	251,111
5.25% due 07/15/2008		321,000	435,475
5.50% due 01/15/2028		132,000	206,009

			892,595
Panama - 0.01%
Republic of Panama
6.70% due 01/26/2036 (a)		$130,000	134,940
Peru - 0.04%
Republic of Peru
8.375% due 05/03/2016		275,000	326,563
Philippines - 0.07%
Philippine Government International Bond
7.50% due 09/25/2024		185,000	203,269
7.75% due 01/14/2031 (a)		375,000	422,812

			626,081
Poland - 0.52%
Republic of Poland
5.00% due 10/24/2013	PLN	7,350,000	2,522,673
5.25% due 10/25/2017		4,585,000	1,591,132
6.25% due 10/24/2015		1,815,000	672,831

			4,786,636

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	114,000	$158,670
Russia - 0.28%
Russian Federation, Series REGS
5.00% due 03/31/2030		$2,315,000	2,627,294
Serbia - 0.17%
Republic of Serbia
zero coupon, Step up to 6.75% on
11/01/2009 due 11/01/2024		1,700,000	1,591,846
South Africa - 0.14%
Republic of South Africa
6.50% due 06/02/2014		455,000	484,575
8.50% due 06/23/2017 (a)		250,000	307,500
13.00% due 08/31/2010	ZAR	3,296,000	515,687

			1,307,762
Spain - 0.39%
Kingdom of Spain
4.00% due 01/31/2010	EUR	45,000	60,141
5.50% due 03/08/2011	AUD	840,000	658,363
5.75% due 07/30/2032	EUR	123,000	200,570
6.00% due 01/31/2008		2,000,000	2,715,646

			3,634,720
Sweden - 0.26%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	13,330,000	1,948,274
5.125% due 03/01/2017		$425,000	426,126

			2,374,400
Turkey - 0.47%
Republic of Turkey
6.875% due 03/17/2036		800,000	765,000
7.00% due 06/05/2020		425,000	427,656
7.375% due 02/05/2025		35,000	35,962
14.00% due 01/19/2011	TRY	4,337,800	2,861,202
15.00% due 02/10/2010		350,000	237,779
20.00% due 10/17/2007		8,000	6,315

			4,333,914
Ukraine - 0.03%
Ukraine Government International Bond,
Series REGS
6.58% due 11/21/2016 (a)		$300,000	304,200
United Kingdom - 0.52%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,010,000	3,808,608
4.75% due 06/07/2010		540,000	1,044,553

			4,853,161
Uruguay - 0.03%
Republic of Uruguay
7.625% due 03/21/2036		$250,000	275,625

The accompanying notes are an integral part of the financial statements.
316

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Vietnam - 0.06%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$550,000	$589,939

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $115,233,336)			$118,284,824

CORPORATE BONDS - 26.92%
Advertising - 0.33%
Advanstar Communications, Inc.
10.75% due 08/15/2010		400,000	433,000
Advanstar Communications, Inc., Series B
15.00% due 10/15/2011		175,000	182,875
Lamar Advertising Company
2.875% due 12/31/2010		375,000	514,432
Lamar Media Corp.
6.625% due 08/15/2015		350,000	341,250
R.H. Donnelley Corp.
10.875% due 12/15/2012		300,000	324,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		850,000	903,125
Valassis Communications, Inc.
8.25% due 03/01/2015		400,000	393,000

			3,091,682
Aerospace - 0.35%
Boeing Capital Corp.
6.10% due 03/01/2011		330,000	342,501
Boeing Company
8.75% due 08/15/2021		45,000	59,122
GenCorp, Inc.
9.50% due 08/15/2013		575,000	612,375
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		175,000	181,781
9.75% due 04/01/2017 (a)		200,000	209,000
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015		375,000	387,656
Northrop Grumman Corp.
7.125% due 02/15/2011		330,000	352,909
7.75% due 03/01/2016		30,000	34,816
Raytheon Company
6.15% due 11/01/2008		245,000	249,138
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	50,000	67,104
Sequa Corp.
9.00% due 08/01/2009		$25,000	26,375
TransDigm, Inc.
7.75% due 07/15/2014		375,000	387,188
United Technologies Corp.
4.375% due 05/01/2010		250,000	245,539
5.40% due 05/01/2035		100,000	94,220

			3,249,724
Agriculture - 0.12%
Bunge, Ltd.
4.375% due 12/15/2008		305,000	300,118
5.90% due 04/01/2017		455,000	449,908

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Agriculture (continued)
Terra Capital, Inc.
7.00% due 02/01/2017	$325,000	$323,375

		1,073,401

Air Travel - 0.11%
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015	50,000	53,625
Continental Airlines, Inc.
8.75% due 12/01/2011	475,000	465,500
Delta Air Lines, Inc.
7.90% due 12/15/2009 (a)	550,000	309,375
Southwest Airlines Company
6.50% due 03/01/2012	160,000	167,210

		995,710

Aluminum - 0.14%
Alcoa, Inc.
6.00% due 01/15/2012	310,000	318,766
Aleris International, Inc.
10.00% due 12/15/2016	325,000	341,250
Century Aluminum Company
7.50% due 08/15/2014	300,000	308,250
Novelis, Inc.
7.25% due 02/15/2015	275,000	290,812

		1,259,078

Amusement & Theme Parks - 0.04%
Universal City Development Partners
11.75% due 04/01/2010	325,000	344,094
Apparel & Textiles - 0.10%
Collins & Aikman Floorcoverings, Inc.
9.75% due 02/15/2010	275,000	279,812
Federated Department Stores, Inc.
6.625% due 09/01/2008	100,000	101,546
INVISTA
9.25% due 05/01/2012	550,000	585,750

		967,108

Auto Parts - 0.24%
Accuride Corp.
8.50% due 02/01/2015	225,000	226,687
American Axle & Manufacturing, Inc.
7.875% due 03/01/2017	275,000	274,313
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013	50,000	50,500
Rental Service Corp., Term B3
5.57% due 11/27/2013 (f)	500,000	509,165
Tenneco Automotive, Inc.
8.625% due 11/15/2014 (a)	800,000	834,000
UCI Holdco, Inc.
12.365% due 12/15/2013	334,488	331,980

		2,226,645

Auto Services - 0.12%
Adesa, Inc.
7.625% due 06/15/2012	200,000	212,000
ERAC USA Finance Company
7.95% due 12/15/2009	260,000	277,690

The accompanying notes are an integral part of the financial statements.
317

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Auto Services (continued)
Hertz Corp.
8.875% due 01/01/2014		$550,000	$592,625

			1,082,315
Automobiles - 0.40%
AutoNation, Inc.
7.00% due 04/15/2014		550,000	555,500
7.36% due 04/15/2013 (b)		175,000	176,750
DaimlerChrysler N.A. Holding Corp., MTN
5.81% due 08/03/2009 (b)		460,000	461,876
ERAC USA Finance Company
5.60% due 05/01/2015		205,000	205,205
Ford Motor Company
4.25% due 12/15/2036		191,000	212,239
General Motors Corp.
7.125% due 07/15/2013 (a)		225,000	210,375
7.20% due 01/15/2011		575,000	546,250
7.70% due 04/15/2016 (a)		50,000	46,500
8.375% due 07/15/2033 (a)		1,325,000	1,189,188
8.375% due 07/05/2033 (a)	EUR	80,000	100,840

			3,704,723
Banking - 1.43%
American Express Centurion Bank
4.375% due 07/30/2009		$300,000	296,308
Australia & New Zealand Banking Group,
Ltd., EMTN
4.45% due 02/05/2015 (b)	EUR	83,000	111,348
BAC Capital Trust VI
5.625% due 03/08/2035		$563,000	529,874
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	65,000	89,425
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		70,000	93,832
Bank of America Corp.
4.50% due 08/01/2010		$150,000	147,878
5.75% due 08/15/2016		205,000	208,540
Bank of Ireland
6.45% due 02/10/2010	EUR	47,000	66,341
Bank of New York
5.41% due 05/15/2009		$300,000	302,730
Bank One Corp.
5.25% due 01/30/2013		230,000	230,156
Banknorth Capital Trust I, Series B
10.52% due 05/01/2027		20,000	21,114
Banque du Liban, Series ECD
10.00% due 04/25/2015		250,000	271,250
Barclays Bank PLC
5.926% due 12/31/2049 (b)		200,000	200,216
7.40% due 12/15/2009		300,000	317,837
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	65,000	91,552
BB&T Capital Trust II
6.75% due 06/07/2036		$400,000	430,541
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	70,000	97,888

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Charter Comm Open Bank, Term B1
8.125% due 04/28/2013 (f)		$1,500,000	$1,496,370
Credit Agricole SA, Series TSDI
zero coupon, Step up to 6% on
06/20/2018 due 06/20/2049 (b)	GBP	90,000	163,666
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	70,000	103,149
Danske Bank A/S, EMTN
4.25% due 06/20/2016 (b)		80,000	105,515
Deutsche Bank AG
5.125% due 01/31/2013		68,000	94,089
HBOS PLC
6.00% due 11/01/2033		$390,000	394,078
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	93,000	123,297
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		54,000	71,680
HSBC Holdings PLC
6.50% due 05/02/2036		$170,000	179,675
9.875% due 04/08/2018	GBP	100,000	236,611
Huntington National Bank, Series BKNT
4.375% due 01/15/2010		$180,000	175,743
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		15,000	14,550
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	70,000	98,168
Inter-American Development Bank, Series MPLE
4.40% due 01/26/2026	CAD	745,000	628,685
Islandsbanki HF
5.52% due 10/15/2008 (b)		$175,000	174,755
Keybank NA, Series BKNT
4.412% due 03/18/2008		45,000	44,500
KeyCorp, MTN, Series G
4.70% due 05/21/2009		40,000	39,703
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	310,000	270,993
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	450,000	894,078
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$95,000	92,813
Marshall & Ilsley Bank, Series BKNT
3.80% due 02/08/2008		95,000	93,869
4.125% due 09/04/2007		40,000	39,817
Marshall & Ilsley Bank, Series MTN
5.15% due 02/22/2012		250,000	250,643
Mizuho Capital Investment EUR 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	67,031
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)		50,000	68,594
Northern Rock PLC, EMTN
5.75% due 02/28/2017	GBP	92,000	179,425
Northern Trust Company, Series BKNT
4.60% due 02/01/2013		$100,000	97,113
Northern Trust Corp.
5.30% due 08/29/2011		141,000	142,428

The accompanying notes are an integral part of the financial statements.
318

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
PNC Funding Corp.
5.625% due 02/01/2017		$195,000	$196,399
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	70,000	90,660
Royal Bank of Scotland PLC, EMTN
zero coupon, Step up to 6.935% on
09/08/2014 due 06/29/2049 (b)	GBP	97,000	191,443
6.00% due 05/10/2013	EUR	40,000	58,061
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)		57,000	74,783
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		57,000	73,315
Sumitomo Mitsui Banking Corp, Series REGS
4.375% due 07/29/2049 (b)		50,000	64,304
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)		$200,000	197,003
Suncorp-Metway, Ltd.
4.625% due 06/15/2013		25,000	24,287
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	268,638
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	47,000	92,780
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$160,000	157,220
US Bank NA
6.50% due 02/01/2008		240,000	241,544
Wachovia Bank NA, Series BKNT
4.875% due 02/01/2015		350,000	337,527
Wachovia Corp.
4.375% due 08/01/2016	EUR	50,000	65,981
5.41% due 07/20/2007 (b)		$55,000	55,020
5.50% due 08/01/2035		100,000	92,835
6.40% due 04/01/2008		100,000	100,995
Webster Capital Trust II, Series B
10.00% due 04/01/2027		30,000	31,509
Webster Financial Corp.
5.125% due 04/15/2014		180,000	173,836
Wells Fargo Bank NA
4.75% due 02/09/2015		260,000	249,447
Wells Fargo Company
4.20% due 01/15/2010		175,000	171,211
4.875% due 01/12/2011		210,000	208,830
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	20,000	26,343
World Savings Bank FSB, Series BKNT
4.125% due 12/15/2009		$180,000	175,794

			13,267,633
Biotechnology - 0.04%
Amgen, Inc.
4.00% due 11/18/2009		110,000	107,264
Genentech, Inc.
4.40% due 07/15/2010		110,000	107,921
4.75% due 07/15/2015		175,000	168,262

			383,447

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting - 0.43%
Allbritton Communications Company
7.75% due 12/15/2012	$750,000	$768,750
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	250,000	262,500
Canadian Satellite Radio Holdings, Inc., ADR
12.75% due 02/15/2014	225,000	228,938
CanWest Media, Inc.
8.00% due 09/15/2012	375,000	388,125
Fisher Communications, Inc.
8.625% due 09/15/2014	150,000	160,687
Liberty Media Corp.
4.00% due 11/15/2029	550,000	363,688
LIN Television Corp.
2.50% due 05/15/2033	68,000	65,280
News America, Inc.
6.15% due 03/01/2037	525,000	509,317
6.20% due 12/15/2034	180,000	174,591
7.375% due 10/17/2008	110,000	113,202
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	400,000	401,500
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)	575,000	580,031

		4,016,609
Building Materials & Construction - 0.31%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	450,000	316,125
Columbus McKinnon Corp.
8.875% due 11/01/2013	560,000	593,600
CRH America, Inc.
6.00% due 09/30/2016	240,000	243,288
6.40% due 10/15/2033	55,000	54,376
Esco Corp.
8.625% due 12/15/2013	475,000	503,500
9.235% due 12/15/2013 (b)	175,000	182,000
Interline Brands, Inc.
8.125% due 06/15/2014	400,000	413,000
Lafarge SA
6.15% due 07/15/2011	130,000	134,074
Texas Industries, Inc.
7.25% due 07/15/2013	475,000	488,063

		2,928,026
Buildings - 0.01%
D.R. Horton, Inc.
4.875% due 01/15/2010	65,000	63,552
Business Services - 0.46%
Affinity Group, Inc.
9.00% due 02/15/2012	325,000	333,938
10.875% due 02/15/2012	117,215	118,387
Dun & Bradstreet Corp.
5.50% due 03/15/2011	120,000	120,972
FTI Consulting, Inc.
7.625% due 06/15/2013	350,000	363,125
7.75% due 10/01/2016	250,000	262,500

The accompanying notes are an integral part of the financial statements.
319

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Business Services (continued)
Insurance Auto Auctions, Inc.
11.00% due 04/01/2013		$175,000	$202,125
Invensys PLC
9.875% due 03/15/2011		450,000	484,312
Manpower, Inc., Series EMTN
4.75% due 06/14/2013	EUR	50,000	66,012
Nebraska Book Company, Inc.
8.625% due 03/15/2012		$700,000	705,250
Sungard Data Systems, Inc.
9.125% due 08/15/2013		777,000	833,332
West Corp.
11.00% due 10/15/2016 (a)		675,000	710,437
Xerox Corp.
6.75% due 02/01/2017		80,000	83,713

			4,284,103
Cable and Television - 0.99%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010		900,000	949,500
Comcast Cable Communications, Inc.
8.375% due 05/01/2007		200,000	200,452
Comcast Corp.
4.95% due 06/15/2016		413,000	392,449
5.875% due 02/15/2018		430,000	431,162
Cox Communications, Inc.
7.125% due 10/01/2012		284,000	306,176
7.75% due 11/01/2010		100,000	108,074
Cox Enterprises, Inc.
4.375% due 05/01/2008		115,000	113,205
CSC Holdings, Inc.
7.25% due 07/15/2008		250,000	253,438
DirecTV Holdings LLC
8.375% due 03/15/2013		625,000	658,594
Echostar DBS Corp.
5.75% due 10/01/2008		15,000	15,019
6.625% due 10/01/2014		400,000	402,500
7.00% due 10/01/2013		150,000	154,500
General Cable Corp.
7.125% due 04/01/2017		225,000	226,406
7.722% due 04/01/2015 (b)		175,000	175,000
Kabel Deutschland GmbH
10.625% due 07/01/2014		375,000	418,125
Mediacom Broadband LLC
8.50% due 10/15/2015		25,000	25,562
8.50% due 10/15/2015		100,000	102,250
News America, Inc.
6.40% due 12/15/2035		200,000	198,935
Rainbow National Services LLC
8.75% due 09/01/2012		75,000	79,781
Rogers Cable, Inc.
5.50% due 03/15/2014		140,000	136,325
6.75% due 03/15/2015		200,000	207,000
Shaw Communications, Inc.
8.25% due 04/11/2010		100,000	107,000

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$1,100,000	$1,138,500
Superior Essex Communications &
Essex Group, Inc.
9.00% due 04/15/2012		225,000	232,312
Time Warner Entertainment Company LP
7.25% due 09/01/2008		345,000	352,530
8.375% due 03/15/2023		389,000	459,824
Time Warner, Inc.
5.50% due 11/15/2011		275,000	277,219
Viacom, Inc.
5.75% due 04/30/2011		85,000	86,167
6.25% due 04/30/2016		455,000	461,256
Videotron Ltee.
6.375% due 12/15/2015		100,000	98,250
6.875% due 01/15/2014		435,000	439,350

			9,206,861
Cellular Communications - 0.83%
America Movil SA de CV
6.375% due 03/01/2035		383,000	377,278
8.46% due 12/18/2036	MXN	1,000,000	91,599
American Cellular Corp.
10.00% due 08/01/2011		$33,000	34,939
American Tower Corp.
3.00% due 08/15/2012		275,000	543,125
7.125% due 10/15/2012		160,000	164,800
7.25% due 12/01/2011		175,000	180,250
AT&T Broadband Corp.
8.375% due 03/15/2013		431,000	492,878
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		350,000	382,976
Centennial Communications Corp.
10.00% due 01/01/2013		150,000	161,813
10.125% due 06/15/2013		475,000	513,000
Cingular Wireless Services, Inc.
8.125% due 05/01/2012		5,000	5,628
Cricket Communications, Inc.
9.375% due 11/01/2014		775,000	821,500
Digicel, Ltd.
9.25% due 09/01/2012		450,000	474,750
Dobson Communications Corp.
8.875% due 10/01/2013		300,000	309,000
9.875% due 11/01/2012		200,000	218,000
Horizon PCS, Inc.
11.375% due 07/15/2012		125,000	138,437
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		825,000	872,437
MetroPCS Wireless, Inc., Term B3
zero coupon due 11/03/2013 (f)		748,120	751,794
Motorola, Inc.
7.50% due 05/15/2025		55,000	60,359
Rogers Wireless, Inc.
6.375% due 03/01/2014		350,000	358,750
7.50% due 03/15/2015		50,000	54,188
8.00% due 12/15/2012		250,000	265,000

The accompanying notes are an integral part of the financial statements.
320

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Rural Cellular Corp.
8.25% due 03/15/2012		$125,000	$130,625
10.898% due 11/01/2012		75,000	78,000
Vodafone Group PLC
5.625% due 02/27/2017		275,000	272,619

			7,753,745
Chemicals - 0.27%
Dow Chemical Company
6.125% due 02/01/2011		110,000	113,030
Dow Chemical Company, EMTN
4.375% due 06/25/2010	EUR	70,000	93,418
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		$285,000	271,527
Hercules, Inc.
6.75% due 10/15/2029		250,000	250,000
Huntsman International LLC
7.875% due 11/15/2014		775,000	801,156
Ineos Group Holdings PLC
8.50% due 02/15/2016		575,000	550,562
Lubrizol Corp.
4.625% due 10/01/2009		55,000	54,335
5.875% due 12/01/2008		180,000	182,081
Lyondell Chemical Company
8.25% due 09/15/2016		225,000	240,750

			2,556,859
Coal - 0.14%
Alpha Natural Resources LLC
10.00% due 06/01/2012		400,000	430,000
Foundation PA Coal Company
7.25% due 08/01/2014		450,000	455,625
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	394,687

			1,280,312
Commercial Services - 0.16%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)(f)		500,000	501,845
Mac-Gray Corp.
7.625% due 08/15/2015		225,000	229,500
Rental Service Corp.
9.50% due 12/01/2014		425,000	452,625
Rentokil Initial PLC, Series EMTN
5.75% due 03/31/2016	GBP	150,000	285,329

			1,469,299
Computers & Business Equipment - 0.18%
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$225,000	240,750
Cisco Systems, Inc.
5.25% due 02/22/2011		255,000	256,246
Hewlett-Packard Company
5.50% due 07/01/2007		200,000	199,982
International Business Machines Corp., MTN
3.80% due 02/01/2008		155,000	153,276
Unisys Corp.
6.875% due 03/15/2010		225,000	225,000

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Computers & Business Equipment
(continued)
Unisys Corp. (continued)
7.875% due 04/01/2008	$425,000	$427,125
8.00% due 10/15/2012	50,000	50,125
Xerox Corp.
6.40% due 03/15/2016	100,000	102,853

		1,655,357
Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014	100,000	103,000
Containers & Glass - 0.56%
AEP Industries, Inc.
7.875% due 03/15/2013	250,000	255,000
Ball Corp.
6.875% due 12/15/2012	625,000	631,250
Berry Plastics Holding Corp.
8.875% due 09/15/2014	400,000	409,000
9.229% due 09/15/2014 (b)	150,000	153,750
BWAY Corp.
10.00% due 10/15/2010	275,000	289,438
Graham Packaging Company
8.50% due 10/15/2012	150,000	152,250
Graphic Packaging International Corp.
8.50% due 08/15/2011	350,000	364,000
9.50% due 08/15/2013	50,000	53,187
Mobile Mini, Inc.
9.50% due 07/01/2013 (a)	435,000	465,450
Owens Corning, Inc.
6.50% due 12/01/2016	100,000	102,140
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014	175,000	173,250
8.25% due 05/15/2013	350,000	364,875
8.75% due 11/15/2012	295,000	310,487
8.875% due 02/15/2009	100,000	102,000
Owens-Illinois, Inc.
7.35% due 05/15/2008	50,000	50,250
Plastipak Holdings, Inc.
8.50% due 12/15/2015	75,000	79,500
Sealed Air Corp.
5.375% due 04/15/2008	200,000	199,040
Silgan Holdings, Inc.
6.75% due 11/15/2013	175,000	173,250
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	375,000	366,563
8.375% due 07/01/2012	400,000	401,000
Stone Container Finance
7.375% due 07/15/2014	125,000	120,000

		5,215,680
Cosmetics & Toiletries - 0.02%
Chattem, Inc.
7.00% due 03/01/2014	150,000	148,875
Crude Petroleum & Natural Gas - 0.77%
Amerada Hess Corp.
7.375% due 10/01/2009	65,000	68,143

The accompanying notes are an integral part of the financial statements.
321

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
AmeriGas Partners LP
7.125% due 05/20/2016	$25,000	$25,062
7.25% due 05/20/2015	825,000	833,250
Apache Corp.
6.00% due 01/15/2037	80,000	79,664
Atlantic Richfield Corp.
9.125% due 03/01/2011	95,000	108,791
Chaparral Energy, Inc.
8.50% due 12/01/2015	300,000	296,250
Chesapeake Energy Corp.
6.50% due 08/15/2017	1,155,000	1,140,563
6.875% due 11/15/2020	475,000	472,625
Clayton Williams Energy, Inc.
7.75% due 08/01/2013	300,000	282,000
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	600,000	586,500
Denbury Resources, Inc.
7.50% due 04/01/2013	225,000	227,250
7.50% due 12/15/2015	400,000	404,000
EnCana Corp.
4.60% due 08/15/2009	165,000	162,703
5.80% due 05/01/2014	370,000	377,283
6.50% due 08/15/2034	40,000	41,508
Encore Acquisition Company
7.25% due 12/01/2017	525,000	498,750
Hess Corp.
7.875% due 10/01/2029	359,000	414,110
Hilcorp Energy I LP
7.75% due 11/01/2015	425,000	417,562
PetroHawk Energy Corp.
9.125% due 07/15/2013	400,000	426,000
Range Resources Corp.
7.50% due 05/15/2016	25,000	25,750
Sempra Energy
5.83% due 05/21/2008 (b)	150,000	149,993
Southern Natural Gas Company
5.90% due 04/01/2017	98,000	97,999

		7,135,756
Domestic Oil - 0.37%
ConocoPhillips Company
5.30% due 04/15/2012	270,000	272,484
5.90% due 10/15/2032	150,000	151,582
Devon Financing Corp., ULC
6.875% due 09/30/2011	820,000	872,334
7.875% due 09/30/2031	155,000	183,733
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015	220,000	208,453
5.15% due 09/01/2014	375,000	365,055
Forest Oil Corp.
8.00% due 12/15/2011	400,000	417,000
Range Resources Corp.
6.375% due 03/15/2015	625,000	615,625
Valero Energy Corp.
3.50% due 04/01/2009	295,000	286,109
Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Domestic Oil (continued)
Valero Energy Corp. (continued)
4.75% due 04/01/2014	$55,000	$52,049

		3,424,424
Drugs & Health Care - 0.05%
CVS Corp.
3.875% due 11/01/2007	245,000	242,853
Wyeth
5.95% due 04/01/2037	205,000	202,052

		444,905
Educational Services - 0.19%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012	200,000	179,500
12.75% due 10/01/2012 (a)	233,685	262,896
Education Management Corp.
10.25% due 06/01/2016 (a)	1,200,000	1,302,000

		1,744,396
Electrical Equipment - 0.02%
Exelon Generation Company LLC
5.35% due 01/15/2014	190,000	184,211
Electrical Utilities - 0.96%
AES Corp.
7.75% due 03/01/2014	230,000	241,500
8.875% due 02/15/2011	300,000	322,500
9.00% due 05/15/2015	45,000	48,094
9.375% due 09/15/2010	100,000	108,750
Alabama Power Company
3.50% due 11/15/2007	130,000	128,547
5.55% due 08/25/2009 (b)	110,000	110,292
Allegheny Energy Supply Company LLC
7.80% due 03/15/2011	275,000	292,875
8.25% due 04/15/2012	25,000	27,375
AmerenUE
5.40% due 02/01/2016	285,000	278,146
Appalachian Power Company
5.68% due 06/29/2007 (b)	65,000	65,042
6.375% due 04/01/2036	160,000	163,942
Black Hills Corp.
6.50% due 05/15/2013	205,000	207,927
CE Electric UK Funding Company
6.995% due 12/30/2007	175,000	177,143
CenterPoint Energy Transition Bond Co., LLC,
Series A-2
4.97% due 08/01/2014	150,000	149,423
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008	95,000	95,367
7.25% due 09/01/2010	175,000	184,727
CMS Energy Corp.
8.50% due 04/15/2011	25,000	27,188
Consumers Energy Co.
5.80% due 09/15/2035 (a)	100,000	94,923
Dominion Resources, Inc.
4.125% due 02/15/2008	55,000	54,427

The accompanying notes are an integral part of the financial statements.
322

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Edison SpA, EMTN
5.125% due 12/10/2010	EUR	45,000	$61,661
El Paso Electric Company
6.00% due 05/15/2035		$245,000	236,258
Elia System Operator SA
4.75% due 05/13/2014	EUR	61,000	82,877
Enbw International Finance BV, EMTN
5.875% due 02/28/2012		35,000	49,799
Entergy Louisiana LLC
5.83% due 11/01/2010		$30,000	29,981
FirstEnergy Corp.
6.45% due 11/15/2011		245,000	256,799
Midamerican Energy Holdings Company
6.125% due 04/01/2036		210,000	209,546
Midwest Generation LLC
8.75% due 05/01/2034		250,000	271,250
Mirant Americas Generation LLC
8.30% due 05/01/2011		375,000	384,375
Mission Energy Holding Co.
13.50% due 07/15/2008		375,000	408,750
Monongahela Power Company
5.70% due 03/15/2017		265,000	265,788
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	12,000	16,151
National Power Corp, Series REGS
6.875% due 11/02/2016		$100,000	101,824
National Power Corp.
9.61% due 08/23/2011 (b)		150,000	168,750
Nevada Power Company
5.875% due 01/15/2015		40,000	40,331
Orion Power Holdings, Inc.
12.00% due 05/01/2010		275,000	317,625
Pacific Gas & Electric Company
4.80% due 03/01/2014		225,000	218,173
5.80% due 03/01/2037		205,000	197,639
6.05% due 03/01/2034		45,000	45,110
Pepco Holdings, Inc.
5.50% due 08/15/2007		95,000	94,963
PPL Capital Funding, Inc.
4.33% due 03/01/2009		75,000	73,390
Reliant Energy, Inc.
6.75% due 12/15/2014		200,000	211,250
9.50% due 07/15/2013		150,000	163,312
RWE Finance BV, EMTN
5.375% due 04/18/2008	EUR	30,000	40,574
6.375% due 06/03/2013	GBP	47,000	94,974
San Diego Gas & Electric Company
5.35% due 05/15/2035		$55,000	51,794
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	38,000	89,565
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	132,279
8.625% due 03/15/2014		775,000	838,341
Southern California Edison Company
4.65% due 04/01/2015		345,000	329,028

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Southern Co., Series A
5.30% due 01/15/2012		$95,000	$95,633
Tri-State Generation & Transmission Association
6.04% due 01/31/2018		89,596	90,616
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	30,000	41,407
Virginia Electric and Power Company
4.50% due 12/15/2010		$30,000	29,335
Westar Energy, Inc.
5.10% due 07/15/2020		155,000	145,034
Western Power Distribution Holdings, Ltd.
6.875% due 12/15/2007		140,000	140,623
Wisconsin Electric Power Company
3.50% due 12/01/2007		105,000	103,776
Xcel Energy, Inc.
7.00% due 12/01/2010		25,000	26,531

			8,933,300
Electronics - 0.11%
Celestica, Inc.
7.875% due 07/01/2011		400,000	387,000
L-3 Communications Corp., Series B
6.375% due 10/15/2015		525,000	520,406
NXP BV/NXP Funding LLC, Series REGS
8.625% due 10/15/2015	EUR	75,000	102,186

			1,009,592
Energy - 1.01%
Baltimore Gas & Electric Company
5.90% due 10/01/2016		$285,000	289,132
Copano Energy LLC
8.125% due 03/01/2016		375,000	388,125
Duke Capital LLC
6.25% due 02/15/2013		150,000	153,566
Duke Capital LLC, Series B
6.75% due 07/15/2018		80,000	83,290
Enbridge, Inc.
5.60% due 04/01/2017		205,000	204,220
Enterprise Products Operating LP
4.95% due 06/01/2010		375,000	371,768
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014		105,000	104,760
Enterprise Products Operating LP, Series B
4.00% due 10/15/2007		70,000	69,490
Ferrellgas Partners LP
8.75% due 06/15/2012		600,000	622,500
Florida Power & Light Company
6.20% due 06/01/2036		110,000	116,610
Mirant North America LLC
7.375% due 12/31/2013		1,600,000	1,640,000
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008		40,000	41,406
NRG Energy, Inc.
7.25% due 02/01/2014		375,000	384,375
7.375% due 02/01/2016		2,380,000	2,445,450
Plains Exploration & Production Company
7.00% due 03/15/2017		225,000	226,125

The accompanying notes are an integral part of the financial statements.
323

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Progress Energy, Inc.
5.625% due 01/15/2016		$380,000	$383,238
Sandridge Energy Bank, Term B3
8.625% due 11/30/2007 (f)		1,000,000	998,010
10.125% due 04/01/2014 (f)		500,000	507,500
Stone Energy Corp.
8.11% due 07/15/2010 (b)		375,000	375,000

			9,404,565
Financial Services - 3.77%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)		200,000	200,271
AGY Holding Corp.
11.00% due 11/15/2014		250,000	260,000
AIG SunAmerica Global Financing XII
5.30% due 05/30/2007		65,000	64,983
Altadis Emisiones Financial
4.00% due 12/11/2015	EUR	50,000	61,572
Altria Finance Cayman Islands, Ltd.
5.625% due 06/24/2008		50,000	67,886
American Express Company
5.25% due 09/12/2011		$230,000	231,487
5.50% due 09/12/2016		40,000	40,387
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	53,000	69,656
American General Finance Corp., Series I, MTN
5.40% due 12/01/2015		$220,000	218,874
American Honda Finance Corp.
4.50% due 05/26/2009		335,000	330,844
Arch Western Finance LLC
6.75% due 07/01/2013		400,000	393,500
BCP Crystal Holdings Corp.
9.625% due 06/15/2014		150,000	170,388
Bear Stearns Companies, Inc.
5.50% due 08/15/2011		270,000	272,737
5.55% due 01/22/2017		105,000	102,986
7.80% due 08/15/2007		150,000	151,292
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		225,000	223,112
Boeing Capital Corp., MTN, Series X
6.35% due 11/15/2007		140,000	140,966
Capital One Capital IV
6.745% due 02/17/2037 (b)		605,000	579,632
Capital One Financial Corp.
4.738% due 05/17/2007		140,000	139,884
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	123,534
Caterpillar Financial Services Corp., MTN, Series F
4.50% due 09/01/2008		120,000	118,808
CIT Group, Inc.
5.00% due 05/13/2014	EUR	100,000	134,492
5.50% due 11/30/2007		$55,000	55,034
6.00% due 04/01/2036		155,000	150,241
CIT Group, Inc., GMTN
4.25% due 09/22/2011	EUR	100,000	131,307

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
CIT Group, Inc., MTN
5.51% due 08/15/2008 (b)		$100,000	$100,148
Citigroup, Inc.
3.625% due 02/09/2009		110,000	107,351
3.875% due 05/21/2010	EUR	34,000	45,002
4.75% due 02/10/2019 (b)		100,000	135,045
5.00% due 09/15/2014		$175,000	170,846
5.30% due 01/07/2016		250,000	248,012
Countrywide Financial Corp.
6.25% due 05/15/2016		303,000	305,431
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		130,000	126,430
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		300,000	298,579
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	172,539
Dynegy Holdings, Term Ba1
1.00% due 03/30/2013 (f)		250,000	250,000
ERP Operating LP
3.85% due 08/15/2026 (a)		13,000	13,219
Ford Motor Credit Company
5.80% due 01/12/2009		280,000	274,665
6.93% due 01/15/2010 (b)		85,000	83,676
7.375% due 10/28/2009		115,000	114,789
9.81% due 04/15/2012 (b)		2,625,000	2,783,007
Franklin Resources, Inc.
3.70% due 04/15/2008		60,000	58,986
Fund American Companies, Inc.
5.875% due 05/15/2013		185,000	185,053
GATX Financial Corp.
5.50% due 02/15/2012		630,000	631,207
GE Capital European Funding, Series EMTN
3.50% due 02/14/2013	EUR	100,000	128,523
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	284,117
General Electric Capital Corp.
6.125% due 02/22/2011		$190,000	196,907
General Electric Capital Corp., MTN
5.375% due 10/20/2016		335,000	335,803
General Electric Capital Corp., Series A
5.875% due 02/15/2012		500,000	516,219
General Electric Capital Corp., Series REGS
4.625% due 09/15/2066 (b)	EUR	80,000	106,302
General Electric Capital Corp., Series A, MTN
5.00% due 06/15/2007		$110,000	109,914
General Motors Acceptance Corp.
5.625% due 05/15/2009		270,000	265,101
6.31% due 07/16/2007 (b)		155,000	155,000
6.875% due 08/28/2012		1,550,000	1,543,755
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	75,000	105,045
Global Cash Access LLC
8.75% due 03/15/2012		$500,000	523,750
GMAC LLC
7.569% due 12/01/2014 (b)		875,000	884,953

The accompanying notes are an integral part of the financial statements.
324

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
GMAC LLC, Series EMTN
5.75% due 09/27/2010	EUR	40,000	$53,536
Goldman Sachs Capital, Inc.
6.345% due 02/15/2034		$926,000	914,737
Goldman Sachs Group, Inc.
4.125% due 01/15/2008		100,000	99,162
4.25% due 08/04/2010	EUR	68,000	90,879
5.485% due 07/02/2007 (b)		$55,000	55,021
6.60% due 01/15/2012		150,000	158,346
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	260,713
5.375% due 03/15/2017		255,000	251,923
HBOS PLC
5.92% due 09/29/2049 (b)		400,000	391,941
Hexion US Finance Corp.
9.75% due 11/15/2014		625,000	655,469
9.86% due 11/15/2014 (b)		150,000	153,750
Hospitality Properties Trust
5.625% due 03/15/2017		220,000	216,617
HSBC Finance Corp.
4.125% due 11/16/2009		150,000	146,440
5.00% due 06/30/2015		400,000	384,928
5.50% due 01/19/2016		430,000	427,437
HSBC USA, Inc.
4.625% due 04/01/2014		100,000	95,598
International Lease Finance Corp.
3.75% due 08/01/2007		140,000	139,240
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	66,000	88,052
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011		$310,000	313,908
iPayment Investors LP
12.75% due 07/15/2014 (b)		346,179	353,968
iPayment,Inc.
9.75% due 05/15/2014		475,000	486,875
iPCS, Inc.
11.50% due 05/01/2012		300,000	330,000
Jefferies Group, Inc.
6.25% due 01/15/2036		245,000	236,425
John Deere Capital Corp, Series D,	MTN
4.375% due 03/14/2008		100,000	99,169
John Deere Capital Corp.
3.90% due 01/15/2008		75,000	74,225
7.00% due 03/15/2012		380,000	410,728
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		195,000	191,115
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		110,000	114,647
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	38,000	50,639
4.375% due 11/12/2019 (b)		50,000	65,839
JSG Funding PLC
7.75% due 04/01/2015 (a)		$250,000	255,000
9.625% due 10/01/2012		147,000	156,187
Legg Mason, Inc.
6.75% due 07/02/2008		135,000	136,958

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Lehman Brothers Holdings, Inc.
5.75% due 01/03/2017		$325,000	$325,672
Lehman Brothers Holdings, Inc., Series MTNG
3.95% due 11/10/2009		300,000	292,150
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)		200,000	196,328
MBNA America Bank NA, EMTN
4.625% due 08/03/2009		250,000	247,563
MBNA Europe Funding Plc, EMTN
4.50% due 01/23/2009	EUR	32,000	42,982
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	120,000	241,424
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016		$555,000	566,555
6.22% due 09/15/2026		240,000	240,722
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	62,000	83,398
Merrill Lynch & Company, Inc., Series CPI
4.33% due 03/02/2009 (b)		$130,000	125,813
Metropolitan Life Global Funding
5.125% due 11/09/2011		435,000	434,861
Mizuho Capital Investment 1, Ltd.
6.686% due 03/29/2049 (b)		120,000	122,100
Morgan Stanley
4.00% due 01/15/2010		300,000	291,583
Morgan Stanley, Series GMTN
5.125% due 11/30/2015	GBP	100,000	186,075
Morgan Stanley, Series MTN
6.25% due 08/09/2026		$100,000	102,662
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008		170,000	168,017
4.375% due 10/01/2010		100,000	97,679
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	53,000	68,597
Nell AF SARL
8.375% due 08/15/2015		$400,000	417,000
8.375% due 08/15/2015	EUR	50,000	72,303
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		$600,000	580,500
Nexstar Finance, Inc.
7.00% due 01/15/2014		275,000	264,000
Nisource Finance Corp.
5.93% due 11/23/2009 (b)		120,000	120,120
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010		100,000	97,911
PNC Funding Corp.
4.20% due 03/10/2008		250,000	245,826
RBS Global, Inc.
9.50% due 08/01/2014		1,025,000	1,066,000
11.75% due 08/01/2016 (a)		100,000	107,375
Residential Capital Corp.
5.125% due 05/17/2012	EUR	50,000	65,076
6.125% due 11/21/2008		$134,000	133,932
6.4603% due 04/17/2009 (b)		155,000	154,424
7.1903% due 04/17/2009 (b)		120,000	118,953

The accompanying notes are an integral part of the financial statements.
325

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Sally Holdings LLC
9.25% due 11/15/2014		$400,000	$411,000
SLM Corp., MTN
5.625% due 08/01/2033		40,000	37,323
SLM Corp., Series CPI
4.30% due 04/01/2009 (b)		315,000	303,666
Sovereign Capital Trust VI
7.908% due 06/13/2036		230,000	255,970
Stallion Oilfield Finance Service Corp.
9.75% due 02/01/2015		375,000	381,562
Sun Life Canada US Capital Trust
8.526% due 05/29/2049		230,000	240,489
Sun Life Financial Global Funding LP
5.60% due 10/06/2013 (b)		250,000	250,257
Torchmark Corp.
6.375% due 06/15/2016		220,000	231,584
Toyota Motor Credit Corp.
2.875% due 08/01/2008		215,000	208,814
UBS AG
4.50% due 09/16/2019	EUR	60,000	80,205
Univision Oomm Bank, Term Ba3
7.60% due 09/15/2014 (f)		$1,250,000	1,250,788
Yankee Acquisition Corp.
8.50% due 02/15/2015		475,000	480,938
9.75% due 12/15/2017 (a)		75,000	75,938

			35,038,854
Food & Beverages - 0.50%
Aramark Corp.
8.86% due 02/01/2015 (b)		900,000	924,750
B&G Foods Holding Corp.
8.00% due 10/01/2011		475,000	480,938
Del Monte Corp.
8.625% due 12/15/2012		300,000	312,000
Diageo Capital PLC
5.125% due 01/30/2012		365,000	363,224
General Mills, Inc.
3.875% due 11/30/2007		200,000	198,127
General Mills, Inc., MTN
6.378% due 10/15/2008		225,000	227,889
McCormick & Company, Inc.
5.20% due 12/15/2015		170,000	166,464
5.80% due 07/15/2011		120,000	122,639
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		95,000	92,450
McDonald's Corp.
5.30% due 03/15/2017		205,000	202,192
Nutro Products, Inc.
9.40% due 10/15/2013 (b)		400,000	412,000
10.75% due 04/15/2014		350,000	378,000
Panamerican Beverages, Inc.
7.25% due 07/01/2009		30,000	31,170
PepsiAmericas, Inc.
4.875% due 01/15/2015		45,000	43,301
SABMiller PLC
6.20% due 07/01/2011		465,000	480,132

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Sysco Corp.
5.375% due 09/21/2035 (a)	$85,000	$79,211
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008	100,000	102,384
William Wrigley Jr. Company
4.65% due 07/15/2015	50,000	47,808

		4,664,679
Forest Products - 0.01%
Weyerhaeuser Company
7.375% due 03/15/2032	100,000	104,758
Furniture & Fixtures - 0.05%
Sealy Mattress Company
8.25% due 06/15/2014 (a)	475,000	499,937
Gas & Pipeline Utilities - 0.37%
Aquila Canada Finance Corp.
7.75% due 06/15/2011 (a)	150,000	162,000
Atmos Energy Corp.
4.00% due 10/15/2009	190,000	184,359
5.95% due 10/15/2034 (a)	35,000	32,458
Boardwalk Pipelines LLC
5.50% due 02/01/2017	85,000	83,227
Colorado Interstate Gas Company
5.95% due 03/15/2015	125,000	125,780
Duke Capital LLC
7.50% due 10/01/2009	110,000	115,733
El Paso Natural Gas
5.95% due 04/15/2017	98,000	98,365
El Paso Natural Gas, Series A
7.625% due 08/01/2010	15,000	15,654
Kinder Morgan Finance Company, ULC
5.70% due 01/05/2016	440,000	412,547
Kinder Morgan, Inc.
6.50% due 09/01/2012	170,000	173,394
National Gas Company
6.05% due 01/15/2036	100,000	96,673
National Gas Co of Trinidad & Tobago Ltd,
Series REGS
6.05% due 01/15/2036	100,000	96,691
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008	135,000	133,996
Piedmont Natural Gas Company
6.00% due 12/19/2033	10,000	10,035
Praxair, Inc.
4.75% due 07/15/2007	75,000	74,903
5.20% due 03/15/2017	205,000	202,490
6.50% due 03/01/2008	100,000	101,079
Roseton/Danskammer, Series A
7.27% due 11/08/2010	150,000	153,375
Southern California Gas Company
5.75% due 11/15/2035	335,000	331,681
Sunoco, Inc.
4.875% due 10/15/2014	25,000	23,828
5.75% due 01/15/2017	240,000	236,959
Williams Companies, Inc.
7.625% due 07/15/2019	50,000	54,375

The accompanying notes are an integral part of the financial statements.
326

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Williams Companies, Inc. (continued)
7.75% due 06/15/2031		$75,000	$80,250
8.125% due 03/15/2012		250,000	271,875
8.75% due 03/15/2032		25,000	28,812
Williams Companies, Inc., Series A
7.50% due 01/15/2031		125,000	132,500

			3,433,039
Gold - 0.01%
Newmont Mining Corp.
5.875% due 04/01/2035		125,000	115,284
Healthcare Products - 0.13%
Fresenius Medical Care Capital Trust
7.875% due 02/01/2008		220	222,750
7.875% due 06/15/2011		25,000	26,250
Invacare Corp.
9.75% due 02/15/2015		325,000	326,625
Medtronic, Inc., Series B
4.375% due 09/15/2010		125,000	122,590
4.75% due 09/15/2015		285,000	273,117
VWR International, Inc.
8.00% due 04/15/2014		200,000	208,500

			1,179,832
Healthcare Services - 0.35%
Cardinal Health, Inc.
3.50% due 10/02/2009		250,000	249,992
Centene Corp.
7.25% due 04/01/2014 (f)		225,000	226,125
Concentra Operating Corp.
9.125% due 06/01/2012		175,000	186,812
9.50% due 08/15/2010		300,000	316,500
CRC Health Corp.
10.75% due 02/01/2016		200,000	219,000
DaVita, Inc.
6.625% due 03/15/2013		275,000	275,000
7.25% due 03/15/2015		475,000	480,344
Team Health, Inc.
11.25% due 12/01/2013		175,000	184,625
US Oncology, Inc.
9.00% due 08/15/2012		125,000	133,437
10.75% due 08/15/2014		75,000	83,625
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	582,188
WellPoint, Inc.
4.25% due 12/15/2009		35,000	34,285
5.00% due 01/15/2011		255,000	253,716

			3,225,649
Holdings Companies/Conglomerates - 0.14%
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	58,000	82,696
6.95% due 08/01/2007		$100,000	100,368
Leucadia National Corp.
7.00% due 08/15/2013		360,000	361,800
Visant Corp.
7.625% due 10/01/2012		300,000	305,250

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Holdings Companies/Conglomerates
(continued)
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013	$525,000	$485,625

		1,335,739
Homebuilders - 0.24%
Centex Corp.
4.55% due 11/01/2010	145,000	138,759
5.45% due 08/15/2012	235,000	226,730
D.R. Horton, Inc.
6.50% due 04/15/2016	245,000	239,609
Hovnanian K Enterprises, Inc.
6.50% due 01/15/2014	150,000	134,250
7.75% due 05/15/2013	50,000	45,500
KB Home
6.25% due 06/15/2015 (a)	425,000	380,906
Lennar Corp., Series B
5.60% due 05/31/2015	180,000	169,310
5.95% due 10/17/2011	25,000	24,961
6.10% due 03/19/2009 (b)	65,000	65,052
MDC Holdings, Inc., MTN
5.375% due 12/15/2014	55,000	51,528
Meritage Homes, Corp.
6.25% due 03/15/2015	275,000	248,188
NVR, Inc.
5.00% due 06/15/2010	100,000	98,832
Pulte Homes, Inc.
4.875% due 07/15/2009	65,000	64,050
5.20% due 02/15/2015	310,000	286,418
Ryland Group, Inc.
5.375% due 01/15/2015	15,000	13,715

		2,187,808
Hotels & Restaurants - 0.25%
American Casino & Entertainment Properties LLC
7.85% due 02/01/2012	375,000	390,000
Buffalo Thunder Development Authority
9.375% due 12/15/2014	425,000	433,500
Harrah's Operating Company, Inc.
5.50% due 07/01/2010	445,000	438,102
O'Charleys, Inc.
9.00% due 11/01/2013	225,000	239,625
Poster Financial Group, Inc.
8.75% due 12/01/2011	375,000	390,000
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	150,000	158,250
Restaurant Company
10.00% due 10/01/2013	250,000	242,500

		2,291,977
Household Appliances - 0.01%
Whirlpool Corp.
6.125% due 06/15/2011	135,000	138,111

The accompanying notes are an integral part of the financial statements.
327

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Household Products - 0.05%
Simmons Bedding Company
zero coupon, Step up to 10.00% on
12/15/2009 due 12/15/2014		$325,000	$267,312
7.875% due 01/15/2014		225,000	230,625

			497,937
Industrial Machinery - 0.04%
Baldor Electric Company
8.625% due 02/15/2017		325,000	343,687
Insurance - 0.54%
Ace INA Holdings, Inc.
5.70% due 02/15/2017		255,000	256,062
5.875% due 06/15/2014		130,000	132,750
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	47,000	93,935
ASIF II, EMTN
5.625% due 02/01/2012		47,000	91,764
Cigna Corp.
7.40% due 05/15/2007		$60,000	60,125
Cincinnati Financial Corp.
6.92% due 05/15/2028		125,000	134,868
Genworth Financial, Inc.
5.75% due 06/15/2014		360,000	367,230
6.15% due 11/15/2066 (b)		153,000	150,702
Highmark, Inc.
6.80% due 08/15/2013		185,000	195,221
Lincoln National Corp.
6.05% due 04/20/2067 (b)		145,000	141,695
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014		545,000	533,414
MassMutual Global Funding II
3.25% due 06/15/2007		120,000	119,499
MetLife, Inc.
6.40% due 12/15/2036 (b)		255,000	248,980
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	38,000	51,745
Nationwide Financial Services, Inc.
5.90% due 07/01/2012		$170,000	174,591
Nationwide Mutual Insurance Company
6.60% due 04/15/2034		110,000	108,361
New York Life Global Funding
4.625% due 08/16/2010		215,000	212,795
NLV Financial Corp.
7.50% due 08/15/2033		265,000	292,889
Ohio National Financial Services, Inc.
6.35% due 04/01/2013		15,000	15,596
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	87,000	165,592
5.50% due 05/14/2009	EUR	38,000	52,026
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	181,983
Principal Life Global Funding I
5.25% due 01/15/2013		160,000	159,687
Principal Life Income Funding Trusts
5.20% due 11/15/2010		35,000	35,202

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	38,000	$50,851
Prudential Funding LLC, MTN
6.60% due 05/15/2008		$150,000	151,642
RLI Corp.
5.95% due 01/15/2014		30,000	29,682
Security Benefit Life Insurance Company
7.45% due 10/01/2033		80,000	88,987
The Travelers Companies, Inc.
6.25% due 03/15/2037 (b)		255,000	251,837
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		150,000	149,986
Travelers Property Casualty Corp.
3.75% due 03/15/2008		35,000	34,407

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	47,000	91,947
Willis North America, Inc.
6.20% due 03/28/2017		$195,000	195,428

			5,021,479
International Oil - 0.48%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033		65,000	65,477
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034 (a)		965,000	1,240,990
Newfield Exploration Company
6.625% due 09/01/2014		30,000	30,000
Pemex Project Funding Master Trust
5.75% due 12/15/2015		625,000	626,250
6.625% due 06/15/2035		505,000	520,150
6.6549% due 06/15/2010 (b)		345,000	353,797
7.75% due 09/28/2049		286,000	297,011
8.625% due 02/01/2022		225,000	280,125
Pemex Project Funding Master Trust, Series REGS
6.25% due 08/05/2013	EUR	90,000	129,117
Petro-Canada
5.95% due 05/15/2035		$235,000	224,178
PF Export Receivables Master Trust
6.436% due 06/01/2015		59,915	61,113
Transocean, Inc.
5.5906% due 09/05/2008		250,000	250,265
XTO Energy, Inc.
5.65% due 04/01/2016		185,000	184,355
YPF SA, MTN, Series C
10.00% due 11/02/2028		195,000	228,150

			4,490,978
Investment Companies - 0.02%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	60,000	85,597
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011		$140,000	140,789

			226,386

The accompanying notes are an integral part of the financial statements.
328

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Leisure Time - 0.52%
AMC Entertainment, Inc.
8.00% due 03/01/2014		$25,000	$25,500
11.00% due 02/01/2016		625,000	711,719
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010		175,000	182,875
Casino Guichard Perrachon SA, Series EMTN
6.00% due 02/27/2012	EUR	100,000	140,387
Chukchansi Economic Development Authority
8.8769% due 11/15/2012 (b)		$125,000	128,125
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014		625,000	571,875
Festival Fun Parks LLC
10.875% due 04/15/2014		100,000	103,000
International Speedway Corp.
4.20% due 04/15/2009		80,000	78,181
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014		175,000	180,250
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	40,335
MGM Mirage, Inc.
6.625% due 07/15/2015		$175,000	168,000
8.50% due 09/15/2010		325,000	347,344
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012		100,000	104,000
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012		100,000	103,000
Pokagon Gaming Authority
10.375% due 06/15/2014		650,000	716,625
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013 (a)		100,000	103,331
Speedway Motorsports, Inc.
6.75% due 06/01/2013		380,000	377,150
Town Sports Bank, Term Ba2
7.125% due 03/01/2014 (f)		250,000	250,312
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015		300,000	303,000
Tunica-Biloxi Gaming Authority
9.00% due 11/15/2015		225,000	239,063

			4,874,072
Manufacturing - 0.25%
3M Company, MTN
5.125% due 11/06/2009		95,000	95,639
5.70% due 03/15/2037		225,000	221,825
General Dynamics Corp.
4.50% due 08/15/2010		150,000	147,933
Koppers Holdings, Inc.
zero coupon, Step up to 9.875% on
11/15/2009 due 11/15/2014		300,000	252,375
Koppers, Inc.
9.875% due 10/15/2013		149,000	161,665
Procter & Gamble Company
4.95% due 08/15/2014		370,000	363,723
Rafaella Apparel Group, Inc., Series B
11.25% due 06/15/2011		224,000	228,480

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Manufacturing (continued)
Sanmina Sci Corp., Ba2
3.67% due 01/31/2008 (f)		$300,000	$300,999
Stewart & Stevenson LLC
10.00% due 07/15/2014		375,000	392,813
Susser Holdings LLC
10.625% due 12/15/2013		123,000	134,224
Tyco International Group SA, EMTN
5.50% due 11/19/2008	EUR	13,000	17,624

			2,317,300
Medical-Hospitals - 0.32%
Community Health Systems, Inc.
6.50% due 12/15/2012		$300,000	309,000
Genesis Healthcare Corp.
8.00% due 10/15/2013		375,000	398,438
HCA, Inc.
8.75% due 09/01/2010		575,000	603,031
9.25% due 11/15/2016		1,175,000	1,267,531
9.625% due 11/15/2016		25,000	27,000
Triad Hospitals, Inc.
7.00% due 11/15/2013		400,000	417,500

			3,022,500
Metal & Metal Products - 0.16%
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015		500,000	505,000
Hawk Corp.
8.75% due 11/01/2014		300,000	303,750
Rio Tinto Finance PLC, EMTN
5.125% due 05/10/2007	EUR	26,000	34,805
Steel Dynamics, Inc.
6.75% due 04/01/2015		$640,000	641,600

			1,485,155
Mining - 0.53%
Barrick Gold Finance Company
4.875% due 11/15/2014		25,000	23,959
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		525,000	565,031
8.375% due 04/01/2017		2,405,000	2,600,406
Freeport-McMoRan Copper & Gold, Inc., Term Ba2
7.00% due 03/19/2014 (f)		750,000	748,508
Placer Dome, Inc.
6.45% due 10/15/2035		25,000	25,523
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008		135,000	130,136
Vale Overseas, Ltd.
6.875% due 11/21/2036		295,000	304,643

			4,889,444
Office Furnishings & Supplies - 0.12%
ACCO Brands Corp.
7.625% due 08/15/2015		150,000	150,000
IKON Office Solutions, Inc.
7.75% due 09/15/2015		400,000	418,000
Interface, Inc.
10.375% due 02/01/2010		275,000	303,188

The accompanying notes are an integral part of the financial statements.
329

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Office Furnishings & Supplies
(continued)
Staples, Inc.
7.125% due 08/15/2007		$200,000	$200,962

			1,072,150
Paper - 0.57%
Abitibi-Consolidated, Inc.
8.375% due 04/01/2015		175,000	164,500
8.55% due 08/01/2010 (a)		250,000	253,125
Boise Cascade LLC
7.125% due 10/15/2014		530,000	524,700
Bowater Canada Finance Corp.
7.95% due 11/15/2011		75,000	72,938
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013		70,000	67,830
8.625% due 08/15/2010		180,000	197,631
Domtar, Inc.
5.375% due 12/01/2013		150,000	138,187
7.125% due 08/15/2015		375,000	373,125
7.875% due 10/15/2011		100,000	104,750
9.50% due 08/01/2016		50,000	56,000
Domtar, Inc., Term Ba1
1.00% due 03/05/2014 (f)		250,000	249,845
Georgia-Pacific Corp.
7.00% due 01/15/2015		325,000	326,625
7.125% due 01/15/2017		650,000	651,625
8.125% due 05/15/2011		300,000	315,000
Jefferson Smurfit Corp.
8.25% due 10/01/2012		150,000	150,000
NewPage Corp.
10.00% due 05/01/2012		25,000	27,375
11.61% due 05/01/2012 (b)		150,000	164,063
12.00% due 05/01/2013 (a)		150,000	162,750
Norske Skog Canada, Ltd.
7.375% due 03/01/2014		300,000	290,250
Quebecor World, Inc.
9.75% due 01/15/2015		250,000	262,500
Verso Paper Holdings LLC
11.375% due 08/01/2016		375,000	392,813
Verso Paper Holdings LLC and Verso Paper, Inc.
9.125% due 08/01/2014		300,000	312,000
Verso Paper Holdings LLC and Verso Paper, Inc.
9.25% due 08/01/2014		75,000	76,875

			5,334,507
Petroleum Services - 0.18%
BP Canada Finance Company
3.375% due 10/31/2007		50,000	49,508
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		100,000	103,000
7.75% due 05/15/2017		475,000	495,188
Gaz Capital for Gazprom, Series EMTN
4.56% due 12/09/2012	EUR	150,000	196,319
Halliburton Company
5.50% due 10/15/2010		$355,000	358,833
Hanover Compressor Company
7.50% due 04/15/2013		275,000	281,875

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Hanover Compressor Company (continued)
9.00% due 06/01/2014		$100,000	$108,250
Premcor Refining Group, Inc.
6.75% due 02/01/2011		110,000	115,531

			1,708,504
Pharmaceuticals - 0.12%
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	54,000	71,942
Eli Lilly & Company
5.55% due 03/15/2037		$205,000	195,803
Hospira, Inc.
4.95% due 06/15/2009		70,000	69,246
Omnicare, Inc.
6.75% due 12/15/2013		300,000	301,125
6.875% due 12/15/2015		125,000	126,094
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		180,000	176,666
Warner Chilcott Corp.
8.75% due 02/01/2015		130,000	135,525

			1,076,401
Plastics - 0.03%
Covalence Specialty Materials Corp.
10.25% due 03/01/2016		250,000	250,000
Publishing - 0.42%
Dex Media East LLC
12.125% due 11/15/2012		100,000	109,375
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013		25,000	23,281
Haights Cross Communications, Inc.
12.50% due 08/15/2011		175,000	123,375
Haights Cross Operating Company
11.75% due 08/15/2011		275,000	289,437
Idearc, Inc.
8.00% due 11/15/2016		1,705,000	1,751,888
Medianews Group, Inc.
6.375% due 04/01/2014		50,000	43,875
6.875% due 10/01/2013		375,000	341,250
Morris Publishing Group LLC
7.00% due 08/01/2013		510,000	487,050
Penton Media Bank, Term B1
7.61% due 02/01/2013 (f)		250,000	251,095
Quebecor World Capital Corp.
6.125% due 11/15/2013		300,000	276,750
Sun Media Corp.
7.625% due 02/15/2013		225,000	228,375

			3,925,751
Railroads & Equipment - 0.14%
American Railcar Industries, Inc.
7.50% due 03/01/2014		400,000	412,000
Canadian National Railway Company
6.25% due 08/01/2034		59,000	60,875

The accompanying notes are an integral part of the financial statements.
330

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment (continued)
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	$100,000	$107,500
Norfolk Southern Corp.
5.59% due 05/17/2025	25,000	23,300
6.00% due 04/30/2008	200,000	201,266
7.25% due 02/15/2031	30,000	33,178
7.35% due 05/15/2007	245,000	245,509
Union Pacific Corp.
3.875% due 02/15/2009	125,000	122,121
5.75% due 10/15/2007	75,000	75,119

		1,280,868
Real Estate - 0.50%
AMB Property LP, MTN
5.90% due 08/15/2013	40,000	41,014
Archstone-Smith Operating Trust, REIT
5.25% due 05/01/2015	150,000	148,087
5.625% due 08/15/2014	15,000	15,144
AvalonBay Communities, Inc., MTN
6.625% due 09/15/2011	255,000	269,051
AvalonBay Communities, Inc., REIT
4.95% due 03/15/2013	55,000	53,726
6.125% due 11/01/2012 (a)	175,000	181,810
BF Saul, REIT
7.50% due 03/01/2014	150,000	152,250
Camden Property Trust, REIT
4.375% due 01/15/2010	80,000	78,387
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	25,000	24,357
Federal Realty Investment Trust
6.00% due 07/15/2012	125,000	128,384
Felcor Lodging LP, REIT
9.00% due 06/01/2011	250,000	267,812
Host Marriott LP, REIT
6.375% due 03/15/2015	75,000	74,437
7.125% due 11/01/2013	425,000	434,562
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	1,325,000	1,334,938
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	55,000	52,619
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	200,000	196,592
Simon Property Group LP, REIT
4.60% due 06/15/2010	125,000	122,880
5.75% due 12/01/2015	340,000	344,596
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	700,000	716,625
Vornado Realty LP, REIT
4.50% due 08/15/2009	35,000	34,300

		4,671,571
Retail - 0.30%
Bon-Ton Stores, Inc.
10.25% due 03/15/2014 (a)	425,000	456,344
Costco Wholesale Corp.
5.30% due 03/15/2012	195,000	196,410

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Federated Retail Holdings, Inc.
5.35% due 03/15/2012		$130,000	$129,660
Ferrellgas Escrow LLC
6.75% due 05/01/2014		125,000	122,500
Home Depot, Inc.
3.75% due 09/15/2009		100,000	96,900
5.20% due 03/01/2011		165,000	164,828
5.40% due 03/01/2016		650,000	634,717
JC Penney Company, Inc.
7.375% due 08/15/2008		95,000	97,494
Leslie's Poolmart
7.75% due 02/01/2013		275,000	277,750
Sunstate Equipment Company LLC
10.50% due 04/01/2013		400,000	424,000
Target Corp.
7.50% due 08/15/2010		150,000	161,188

			2,761,791
Retail Grocery - 0.13%
Couche-Tard US LP
7.50% due 12/15/2013		425,000	436,687
Pathmark Stores, Inc.
8.75% due 02/01/2012		125,000	129,219
Safeway, Inc.
4.125% due 11/01/2008		55,000	54,091
The Kroger Company
7.80% due 08/15/2007		95,000	95,808
8.05% due 02/01/2010		500,000	535,700

			1,251,505
Retail Trade - 0.39%
American Greetings Corp.
7.375% due 06/01/2016		100,000	103,125
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	69,377
6.25% due 04/01/2008		200,000	200,657
FTD, Inc.
7.75% due 02/15/2014		500,000	503,750
GSC Holdings Corp.
8.00% due 10/01/2012		775,000	821,500
J.C. Penney Company, Inc.
9.00% due 08/01/2012		370,000	426,084
May Department Stores Company
3.95% due 07/15/2007		100,000	99,491
Neff Corp.
11.25% due 06/15/2012		375,000	416,250
Payless Shoesource, Inc.
8.25% due 08/01/2013		25,000	26,125
Target Corp.
5.50% due 04/01/2007		100,000	100,000
The Pantry, Inc.
7.75% due 02/15/2014		350,000	353,500
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	78,000	147,418
5.25% due 09/01/2035		$210,000	190,752
6.875% due 08/10/2009		145,000	150,927

			3,608,956

The accompanying notes are an integral part of the financial statements.
331

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Sanitary Services - 0.15%
Allied Waste North America, Inc.
6.875% due 06/01/2017	$275,000	$275,688
7.875% due 04/15/2013	225,000	233,438
Allied Waste North America, Inc., Series B
9.25% due 09/01/2012	200,000	211,000
Casella Waste Systems, Inc.
9.75% due 02/01/2013	625,000	662,500
Oakmont Asset Trust
4.514% due 12/22/2008	20,000	19,617
Waste Management, Inc.
7.375% due 05/15/2029	15,000	16,489

		1,418,732
Semiconductors - 0.63%
Avago Technologies Finance
10.125% due 12/01/2013	375,000	405,938
Conexant Systems, Inc.
4.00% due 03/01/2026	175,000	153,125
9.125% due 11/15/2010 (b)	325,000	335,562
Flextronics International, Ltd.
6.25% due 11/15/2014	175,000	169,312
Freescale Semiconductor, Inc.
9.245% due 12/15/2014	650,000	648,375
10.125% due 12/15/2016 (a)	950,000	950,000
Freescale Semiconductor, Inc., Term Baa3
7.369% due 12/15/2014 (f)	997,500	999,435
NXP BV/NXP Funding LLC
8.118% due 10/15/2013 (b)	475,000	488,656
9.50% due 10/15/2015	825,000	851,812
Spansion LLC
11.25% due 01/15/2016	225,000	232,313
STATS ChipPAC, Ltd.
6.75% due 11/15/2011	75,000	77,438
7.50% due 07/19/2010	475,000	499,938

		5,811,904
Software - 0.13%
Oracle Corp.
5.00% due 01/15/2011	525,000	523,069
Serena Software, Inc.
10.375% due 03/15/2016	100,000	108,000
SS&C Technologies, Inc.
11.75% due 12/01/2013	75,000	83,812
UGS Capital Corp. II, PIK
10.348% due 06/01/2011 (b)	472,707	480,979

		1,195,860
Steel - 0.08%
Gerdau Ameristeel Corp.
10.375% due 07/15/2011	150,000	159,375
Metals USA, Inc.
11.125% due 12/01/2015	250,000	277,500
Tube City IMS Corp.
9.75% due 02/01/2015	275,000	286,000

		722,875

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Supranational - 0.09%
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	$875,234
Telecommunications Equipment &
Services - 1.18%
Citizens Communications Company
7.125% due 03/15/2019		$1,125,000	1,122,188
9.00% due 08/15/2031		1,075,000	1,177,125
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		75,000	73,718
Dycom Industries, Inc.
8.125% due 10/15/2015		250,000	263,437
France Telecom SA
7.75% due 03/01/2011		480,000	522,949
GCI, Inc.
7.25% due 02/15/2014		425,000	425,000
Hellas Telecommunications II
11.115% due 01/15/2015 (b)		425,000	436,688
Insight Midwest LP
9.75% due 10/01/2009		39,000	39,634
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013		225,000	234,562
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	84,064
6.00% due 03/15/2010 (a)		88,000	84,480
9.25% due 11/01/2014		650,000	667,875
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	744,562
Nortel Networks, Ltd.
2.125% due 04/15/2014		325,000	325,949
9.61% due 07/15/2011 (b)		700,000	749,000
Orascom Telecom Finance SCA, Series REGS
7.875% due 02/08/2014		110,000	108,587
PanAmSat Corp.
9.00% due 08/15/2014		375,000	405,937
SBC Communications, Inc.
5.625% due 06/15/2016		625,000	626,944
6.45% due 06/15/2034		385,000	391,869
Syniverse Technologies, Inc., Series B
7.75% due 08/15/2013		375,000	367,969
Telus Corp.
7.50% due 06/01/2007		95,000	95,301
8.00% due 06/01/2011		140,000	153,331
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014		50,000	53,500
Verizon Communications, Inc.
5.55% due 02/15/2016		360,000	360,222
Verizon Global Funding Corp.
7.25% due 12/01/2010		95,000	101,471
7.75% due 12/01/2030		295,000	341,932
Wind Acquisition Finance SA
10.75% due 12/01/2015		425,000	489,813
Wind Acquisition Finance SA, Term B
3.40% due 12/07/2011 (f)		500,000	511,250

			10,959,357

The accompanying notes are an integral part of the financial statements.
332

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telephone - 1.09%
AT&T Corp.
7.3 due 11/15/2011 (b)		$40,000	$43,422
AT&T, Inc.
5.30% due 11/15/2010		295,000	296,338
5.57% due 11/14/2008 (b)		85,000	85,257
BellSouth Corp.
5.485% due 11/15/2007 (b)		95,000	95,064
CenturyTel, Inc.
6.00% due 04/01/2017		100,000	99,039
France Telecom SA, Series EMTN
7.25% due 01/28/2013	EUR	80,000	121,198
Nordic Telephone Company Holdings
8.25% due 05/01/2016		100,000	145,777
8.875% due 05/01/2016		$1,075,000	1,150,250
Qwest Corp.
7.50% due 10/01/2014		1,100,000	1,160,500
7.875% due 09/01/2011		250,000	265,625
8.6049% due 06/15/2013 (b)		125,000	136,250
8.875% due 03/15/2012		525,000	580,125
Sprint Capital Corp.
6.875% due 11/15/2028		67,000	66,724
6.90% due 05/01/2019		255,000	264,074
7.625% due 01/30/2011		100,000	107,513
8.375% due 03/15/2012		145,000	161,781
Telecom Italia Capital SA
4.00% due 01/15/2010		130,000	125,597
5.25% due 11/15/2013		830,000	804,720
Telecom Italia Finance SA, EMTN
5.875% due 01/24/2008	EUR	15,000	20,279
6.875% due 01/24/2013		255,000	374,466
7.25 due 04/20/2011		50,000	73,450
Telefonica Emisones SAU
5.984% due 06/20/2011		$180,000	184,514
6.421% due 06/20/2016		345,000	360,085
Telefonica Europe BV, EMTN
5.125% due 02/14/2013	EUR	100,000	136,916
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$105,000	103,706
4.75% due 01/27/2010		135,000	133,284
5.50% due 01/27/2015		430,000	422,476
Valor Telecommunications Enterprise
7.75% due 02/15/2015		200,000	215,500
Windstream Corp.
7.00% due 03/15/2019		75,000	75,000
8.625% due 08/01/2016		2,085,000	2,280,469

			10,089,399
Tires & Rubber - 0.19%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014 (a)		500,000	418,750
Goodyear Tire & Rubber Company
8.675% due 12/01/2011		750,000	806,250
9.14% due 12/01/2009 (b)		575,000	577,156

			1,802,156

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Tobacco - 0.06%
Imperial Tobacco Finance PLC, EMTN
6.875% due 06/13/2012	GBP	47,000	$95,867
Reynolds American, Inc.
6.50% due 07/15/2010		$40,000	41,020
7.25% due 06/01/2013		175,000	183,384
7.625% due 06/01/2016		225,000	239,362

			559,633
Toys, Amusements & Sporting Goods - 0.05%
K2, Inc.
7.375% due 07/01/2014		425,000	421,812
Transportation - 0.22%
Bombardier, Inc.
6.75% due 05/01/2012		425,000	422,875
Bristow Group, Inc.
6.125% due 06/15/2013		400,000	381,000
CHC Helicopter Corp.
7.375% due 05/01/2014		375,000	364,688
CSX Corp.
6.00% due 10/01/2036		240,000	228,863
FedEx Corp.
2.65% due 04/01/2007		200,000	200,000
5.50% due 08/15/2009		75,000	75,573
Mobile Services Group, Inc.
9.75% due 08/01/2014		375,000	396,562

			2,069,561
Travel Services - 0.07%
TDS Investor Corp.
9.994% due 09/01/2014		25,000	25,500
Travelport, Inc.
11.875% due 09/01/2016		600,000	657,750

			683,250
Utility Service - 0.07%
Public Service Company of New Mexico
4.40% due 09/15/2008		185,000	182,702
Public Service Electric & Gas Company
5.70% due 12/01/2036		350,000	336,857
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	40,000	54,248
5.875% due 02/01/2012		29,000	41,032

			614,839

TOTAL CORPORATE BONDS (Cost $246,450,331)			$250,160,208

CONVERTIBLE BONDS - 0.04%
Insurance - 0.00%
Fortis Insurance NV
7.75% due 01/26/2008		$25,000	34,412
Telecommunications Equipment &
Services - 0.04%
Juniper Networks, Inc.
zero coupon due 06/15/2008		300,000	330,750

TOTAL CONVERTIBLE BONDS (Cost $337,150)			$365,162

The accompanying notes are an integral part of the financial statements.
333

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 26.92%
Mining - 0.53%
Freeport-McMoRan Copper & Gold, Inc.
5.50% (missing date)	$325	$491,238

TOTAL CORPORATE BONDS (Cost $246,450,331)		$250,160,208

MUNICIPAL BONDS - 0.06%
California - 0.02%
State of California
5.25% due 04/01/2034	90,000	96,178
5.50% due 11/01/2033	80,000	87,020

		183,198

Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	110,000	110,005
New York - 0.02%
New York City Housing Development Corp.
6.42% due 11/01/2027	155,000	159,480
Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	62,368

TOTAL MUNICIPAL BONDS (Cost $508,246)		$515,051

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.66%
Merrill Lynch Countrywide Commercial
Mortgage Trust, Series 2006-4, Class A3
5.172% due 12/12/2049 (b)	1,350,000	1,327,365
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	72,897	70,728
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	680,000	662,028
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.1067% due 02/25/2034 (b)	227,117	225,021
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.198% due 05/25/2034 (b)	104,757	103,965
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7507% due 09/25/2034 (b)	235,619	235,171
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8991% due 10/25/2034 (b)	111,661	110,496
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0927% due 11/25/2035 (b)	418,906	416,783
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2692% due 11/25/2035 (b)	248,227	246,438
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	100,000	100,966

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	$272,000	$267,526
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	492,000	471,561
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/15/2042	114,197	112,813
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	395,000	387,380
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	380,735	374,969
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	33,158	33,020
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	192,620	194,286
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.7114% due 09/11/2038 (b)	1,950,000	2,009,883
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class A4
5.54% due 09/11/2041	1,325,000	1,340,615
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	600,000	601,758
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	896,424	895,445
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.046% due 07/15/2044	259,747	259,255
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3997% due 07/15/2044 (b)	1,675,000	1,673,635
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class AJ
5.2257% due 07/15/2044 (b)	75,000	74,439
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	1,375,000	1,396,787
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	650,000	653,238
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class A1
4.235% due 05/10/2043	40,380	40,241
Credit Suisse First Boston Mortgage
Securities Corp,Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	556,646
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	304,673	301,890

The accompanying notes are an integral part of the financial statements.
334

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	$1,075,000	$1,081,044
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	325,000	325,335
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A3
5.383% due 02/15/2040	1,625,000	1,621,259
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	535,883	555,891
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	5,723	5,719
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	517,087	509,839
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	227,000	22,285
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	69,304	6,628
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	173,656	8,187
Federal Home Loan Mortgage Corp., Series
2003-2631, Class LI
4.50% IO due 06/15/2011	29,737	238
Federal Home Loan Mortgage Corp., Series
2003-2631, Class MV
4.00% due 01/15/2022	111,212	110,463
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	218,000	217,096
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	721,000	723,109
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	240,896	242,491
Federal Home Loan Mortgage Corp., Series
2004-2809, Class EG
5.00% due 08/15/2021	239,886	238,644
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	127,000	126,627
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	273,000	271,892
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	600,000	595,597
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	91,000	90,170

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2005-46, Class CN
5.00% due 01/25/2020	$266,000	$264,515
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	494,744	499,339
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	249,161	255,081
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	200,000	202,068
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	373,488	377,651
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	1,207,346	1,235,240
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	187,928	191,554
Federal Home Loan Mortgage Corp., Stated Final,
Series 2004-SF4, Class C
3.32% due 12/15/2011	55,000	53,218
Federal Home Loan Mortgage Corp.,
Stated Final, Series 2004-SF4, Class B
2.37% due 12/15/2009	57,114	56,316
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	9,694	7,804
Federal National Mortgage Association Interest
Strip, Series 2002-319, Class 2
6.50% IO due 02/01/2032	36,012	8,412
Federal National Mortgage Association, Series
1993-8, Class L
9.00% due 01/25/2008	1,986	1,999
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	482,251	479,631
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	197,663	198,860
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	51,410	3,448
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	277,604	273,423
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	72,792	71,197
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	375,000	382,514
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	473,757	474,338

The accompanying notes are an integral part of the financial statements.
335

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	$400,000	$418,820
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	436,535	436,771
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	429,000	441,135
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	47,323	48,583
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	43,401	35,756
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	322,083	332,592
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	421,041	433,591
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	535,000	536,535
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	59,000	55,194
Government National Mortgage Association, Series
2003-70, Class TD
5.50% due 10/20/2030	1,211,000	1,215,263
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	49,000	47,929
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	927,000	940,048
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	133,262
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A2
3.835% due 06/10/2036	59,533	59,203
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	175,000	172,739
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	1,660,000	1,627,985
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	124,000	120,876
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 10/10/2011	325,000	326,765
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 01/10/2017	925,000	933,704

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
4.56% due 09/25/2035 (b)	$7,724	$7,623

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	1,424,921	1,444,726

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	238,744	246,423

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class A1
4.613% due 10/15/2042	24,212	23,992

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	533,000	521,985

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,685,000	1,698,191

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.317% due 12/12/2043	222,029	223,590

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	289,511	290,347
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636% due 11/15/2027	654,689	642,465
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,375,000	1,330,183
LB-UBS Commercial Mortgage Trust,
Series 2004-C4, Class A2
4.567% due 06/15/2029 (b)	640,000	633,636
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	688,000	664,095
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	287,859	287,780
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	1,992,500	1,969,383
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.983% due 08/12/2041	460,000	477,978
Morgan Stanley Dean Witter
Capita I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	49,287	49,502
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	312,000	322,769

The accompanying notes are an integral part of the financial statements.
336

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	$215,850	$219,115
Morgan Stanley Capital I, Series 2007-T25, Class A3
5.514% due 11/12/2049 (b)	600,000	606,025
Vendee Mortgage Trust, Series 1996-3, Class 4
9.6084% due 03/15/2025 (b)	19,096	20,373
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	1,450,000	1,469,573
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.798% due 01/25/2034 (b)	606,840	595,935
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.545% due 03/25/2035 (b)	462,144	455,997
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9402% due 03/25/2035 (b)	268,641	265,798
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0394% due 09/25/2036 (b)	1,618,375	1,642,513
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.702% due 10/25/2036 (b)	1,188,857	1,194,334

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $52,331,911)		$52,554,552

ASSET BACKED SECURITIES - 1.66%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,195,000	1,211,104
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	56,949	57,071
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	340,938
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013	135,000	135,208
Capital Auto Receivables Asset Trust,
Series 2004-1, Class A4
2.64% due 11/17/2008	133,240	132,233
Capital Auto Receivables Asset Trust,
Series 2004-1, Class CTFS
2.84% due 09/15/2010	127,000	125,824
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010	275,000	276,345
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.46% due 03/20/2010	1,550,000	1,554,756
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
5.43% due 03/20/2010 (b)	300,000	300,100
Capital One Prime Auto Receivables Trust,
Series 2006-1, Class A4
5.01% due 11/15/2011	540,000	540,736

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599% due 09/25/2031	$25,451	$25,302
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-4, Class 2A1
5.69% due 10/25/2032 (b)	17,095	17,101
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2003-3, Class 1A6
3.717% due 10/25/2014	139,144	133,269
CNH Equipment Trust, Series 2003-B, Class A4B
3.38% due 02/15/2011	138,261	136,891
CNH Equipment Trust, Series 2007-A, Class A3
4.98% due 10/15/2010	325,000	324,137
CNH Equipment Trust, Series 2007-A, Class B
5.08% due 06/16/2014	295,000	294,931
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	425,000	452,965
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/17/2012	345,000	346,451
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014	287,000	284,179
Harley-Davidson Motorcycle Trust,
Series 2003-3, Class A2
2.76% due 05/15/2011	45,719	45,246
Harley-Davidson Motorcycle Trust,
Series 2003-4, Class A2
2.69% due 04/15/2011	54,082	52,885
Hertz Vehicle Financing LLC,
Series 2004-1A, Class A2
2.38% due 05/25/2008	75,667	75,667
Honda Auto Receivables Owner Trust,
Series 2003-5, Class A4
2.96% due 04/20/2009	112,743	111,918
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.13% due 03/18/2011	450,000	450,352
Household Affinity Credit Card Master Note Trust I,
Series 2003-1, Class A
5.44% due 02/15/2010 (b)	91,000	91,111
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 05/17/2013	220,000	222,410
Hyundai Auto Receivables Trust,
Series 2003-A, Class A4
3.02% due 10/15/2010	158,238	155,805
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 06/25/2014	485,000	486,866
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	45,000	44,390

The accompanying notes are an integral part of the financial statements.
337

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	$225,000	$227,166
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014	240,000	241,088
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	120,000	119,631
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028	832,480	845,403
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028	28,101	28,536
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028	336,189	337,299
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	1,075,000	1,050,406
MBNA Master Credit Card Trust USA,
Series 2000-D, Class A
5.52% due 09/15/2009 (b)	193,000	193,000
Nissan Auto Receivables Owner Trust,
Series 2004-A, Class A4
2.76% due 07/15/2009	235,671	232,325
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	150,000	147,915
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	529,692
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	381,000	398,077
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	96,000	98,064
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	412,000	441,656
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	284,000	291,160
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033	30,566	29,996
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015	6,766	6,892
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	450,000	450,422
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	525,000	531,050
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011	140,000	138,137

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011		$235,000	$237,034
Volkswagen Auto Loan Enhanced Trust,
Series 2007-1, Class A3
5.20% due 01/20/2010		240,000	240,337
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	227,379

TOTAL ASSET BACKED SECURITIES
(Cost $15,393,343)			$15,468,856

SUPRANATIONAL OBLIGATIONS - 0.08%
Supranational - 0.08%
Eurofima, EMTN
6.50% due 08/22/2011	AUD	565,000	458,972
European Investment Bank, Series EMTN
8.00% due 10/21/2013	ZAR	1,800,000	242,454

			701,426

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $692,366)			$701,426

SHORT TERM INVESTMENTS - 15.19%
Egypt Treasury Bills, Series 364
zero coupon due 04/03/2007 to
11/20/2007	EGP	1,100,000 $	187,064
Malaysia Treasury Bill, Series 182
zero coupon due 06/29/2007 to
07/13/2007	MYR	2,330,000	667,862
State Street Navigator Securities
Lending Prime Portfolio (c)		$77,036,555	77,036,555
T. Rowe Price Reserve Investment Fund (c)		63,279,168	63,278,895

TOTAL SHORT TERM INVESTMENTS
(Cost $141,158,699)			$141,170,376

REPURCHASE AGREEMENTS - 0.29%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$2,739,050 on 04/02/2007,
collateralized by $2,670,000
Federal Home Loan Bank, 5.50%
due 07/15/2036 (valued at
$2,793,488, including interest) (c)		$2,738,000	$2,738,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,738,000)			$2,738,000

Total Investments (Spectrum Income Trust)
(Cost $974,088,505) - 107.85%			$1,002,126,030
Liabilities in Excess of Other Assets - (7.85)%			(72,951,789)

TOTAL NET ASSETS - 100.00%			$929,174,241

The accompanying notes are an integral part of the financial statements.
338

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 4.49%
Treasury Inflation Protected
Securities (d) - 1.29%
0.875% due 04/15/2010 (a)	$2,403,810	$2,324,278
1.875% due 07/15/2015 (a)	457,842	447,558
2.00% due 01/15/2016 to 01/15/2026 (a)	1,478,623	1,431,410
2.375% due 01/15/2017 (a)	993,594	1,008,304
2.50% due 07/15/2016 (a)	1,212,662	1,244,353
3.875% due 01/15/2009 to 04/15/2029 (a)	1,354,936	1,656,701

		8,112,604
U.S. Treasury Bonds - 0.77%
4.50% due 02/15/2036 (a)	300,000	282,843
4.75% due 02/15/2037 (a)	4,660,000	4,588,644

		4,871,487
U.S. Treasury Notes - 2.43%
4.25% due 08/15/2015 ****	2,000,000	1,946,484
4.625% due 02/29/2012	890,000	893,303
4.625% due 12/31/2011 to 02/15/2017 (a)	10,940,000	10,970,773
5.125% due 05/15/2016	1,490,000	1,540,578

		15,351,138

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,200,989)		$28,335,229

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.77%
Federal Home Loan Bank - 0.20%
5.40% due 01/02/2009	1,250,000	1,249,651
Federal Home Loan Mortgage Corp. - 0.08%
5.125% due 04/18/2011	520,000	525,362
8.00% due 05/01/2010	6,130	6,261
8.50% due 05/01/2008	2,816	2,858

		534,481
Federal National Mortgage
Association - 24.48%
5.00% TBA **	60,190,000	58,379,808
5.40% due 04/13/2009	290,000	290,002
5.50% TBA **	78,700,000	78,191,825
6.00% TBA **	6,550,000	6,600,767
6.50% due 10/01/2032	1,090,777	1,121,450
6.50% TBA **	9,100,000	9,282,000
6.81% due 11/01/2035	313,019	324,331
7.50% due 07/01/2030 to 02/01/2031	84,628	88,523
8.00% due 07/01/2027 to 08/01/2027	67,551	71,559
8.80% due 01/25/2019	63,254	67,977
10.40% due 04/25/2019	21,292	22,763

		154,441,005
Government National Mortgage
Association - 6.01%
5.00% due 04/15/2034 to 04/15/2035	5,407,993	5,267,682
6.00% TBA **	32,200,000	32,612,563
7.50% due 04/15/2022 to 10/15/2027	25,827	26,981

		37,907,226

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $193,743,289)		$194,132,363

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 4.93%
Brazil - 1.62%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	1,231,000	$870,394
6.00% due 05/15/2015		1,130,000	851,008
11.00% due 08/17/2040 (a)		$6,308,000	8,509,492

			10,230,894
Colombia - 0.10%
Republic of Colombia
7.375% due 09/18/2037		218,000	237,293
10.00% due 01/23/2012		105,000	123,637
10.75% due 01/15/2013 (a)		250,000	310,000

			670,930
Italy - 0.32%
Republic of Italy
5.804% due 10/25/2032		1,948,000	1,998,636
Mexico - 0.41%
Government of Mexico
5.625% due 01/15/2017		1,192,000	1,201,536
6.75% due 09/27/2034		1,286,000	1,402,383

			2,603,919
Panama - 0.39%
Republic of Panama
6.70% due 01/26/2036 (a)		303,000	314,514
7.25% due 03/15/2015		360,000	389,880
9.375% due 04/01/2029		1,333,000	1,776,223

			2,480,617
Russia - 1.34%
Russian Federation, Series REGS
5.00% due 03/31/2030		7,446,000	8,450,465
Turkey - 0.75%
Turkey Government Bond
zero coupon due 08/13/2008	TRY	2,972,000	1,663,978
14.00% due 01/19/2011		4,625,000	3,050,638

			4,714,616

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $29,559,854)			$31,150,077

CORPORATE BONDS - 47.42%
Advertising - 0.17%
Lamar Media Corp.
6.625% due 08/15/2015		$170,000	165,750
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		625,000	664,062
R.H. Donnelley Finance Corp., Series I
10.875% due 12/15/2012		200,000	216,000

			1,045,812
Aerospace - 0.18%
Alliant Techsystems, Inc.
6.75% due 04/01/2016		155,000	155,387
DRS Technologies, Inc.
6.875% due 11/01/2013		550,000	555,500
7.625% due 02/01/2018		50,000	52,000

The accompanying notes are an integral part of the financial statements.
339

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aerospace (continued)
Sequa Corp.
9.00% due 08/01/2009	$275,000	$290,125
TransDigm, Inc.
7.75% due 07/15/2014	110,000	113,575

		1,166,587
Air Travel - 0.03%
Continental Airlines, Inc.
6.541% due 09/15/2008	19,387	19,387
8.75% due 12/01/2011 (a)	180,000	176,400

		195,787
Aluminum - 0.03%
Aleris International, Inc.
10.00% due 12/15/2016	15,000	15,750
Novelis, Inc.
7.25% due 02/15/2015	160,000	169,200

		184,950
Apparel & Textiles - 0.07%
Levi Strauss & Company
9.75% due 01/15/2015	395,000	433,513
Auto Parts - 0.14%
Keystone Automotive Operations
9.75% due 11/01/2013	300,000	291,750
Visteon Corp.
7.00% due 03/10/2014	55,000	48,125
8.25% due 08/01/2010	525,000	535,500

		875,375
Auto Services - 0.23%
Hertz Corp.
8.875% due 01/01/2014	355,000	382,513
10.50% due 01/01/2016 (a)	585,000	666,900
Penhall International Corp.
12.00% due 08/01/2014	345,000	372,600

		1,422,013
Automobiles - 1.87%
DaimlerChrysler North America Holding Corp.
4.05% due 06/04/2008	1,760,000	1,733,586
Ford Motor Company
4.25% due 12/15/2036	270,000	300,024
6.625% due 10/01/2028	225,000	162,562
7.45% due 07/16/2031	1,905,000	1,473,994
8.875% due 01/15/2022	145,000	130,500
8.90% due 01/15/2032	150,000	131,250
General Motors Corp.
8.25% due 07/15/2023	150,000	135,000
8.375% due 07/15/2033 (a)	8,640,000	7,754,400

		11,821,316
Banking - 2.55%
Bank of America Corp.
5.42% due 03/15/2017	2,300,000	2,276,119
Glitnir Banki HF
6.33% due 07/28/2011	720,000	747,118
6.693% due 06/15/2016 (b)	1,220,000	1,278,924
Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)	$746,000	$739,139
ICICI Bank, Ltd., Series REGS
6.375% due 04/30/2022 (b)	330,000	328,618
Kaupthing Bank
5.758% due 04/12/2011	2,030,000	2,047,943
7.125% due 05/19/2016	440,000	475,959
TuranAlem Finance BV
8.25% due 01/22/2037	2,590,000	2,602,950
Wachovia Corp.
5.25% due 08/01/2014 ***	3,280,000	3,241,755
Wells Fargo Company
5.30% due 08/26/2011	2,360,000	2,378,399

		16,116,924
Broadcasting - 0.58%
CMP Susquehanna Corp.
9.875% due 05/15/2014	295,000	302,375
CSC Holdings, Inc.
7.00% due 04/15/2012	400,000	397,000
8.125% due 08/15/2009	550,000	569,250
CSC Holdings, Inc., Series B
8.125% due 07/15/2009	75,000	77,625
News America, Inc.
5.30% due 12/15/2014	2,050,000	2,033,272
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)	170,000	171,488
9.86% due 05/01/2013 (a)(b)	120,000	118,800

		3,669,810
Building Materials & Construction - 0.05%
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014 (a)	455,000	329,875
Business Services - 0.47%
Affinion Group, Inc.
10.125% due 10/15/2013	480,000	523,200
11.50% due 10/15/2015	100,000	110,000
Allied Security Escrow Corp.
11.375% due 07/15/2011	150,000	153,000
Electronic Data Systems Corp.
7.125% due 10/15/2009	1,370,000	1,428,604
Sungard Data Systems, Inc.
9.125% due 08/15/2013	438,000	469,755
10.25% due 08/15/2015	235,000	256,444

		2,941,003
Cable and Television - 1.47%
Charter Communications Holdings I LLC
11.75% due 05/15/2014	450,000	430,875
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	474,000	491,775
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	400,000	422,000
10.25% due 10/01/2013	290,000	316,825

The accompanying notes are an integral part of the financial statements.
340

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Charter Communications Holdings LLC
9.92% due 04/01/2011	$30,000	$29,888
11.75 due 05/15/2011	180,000	181,125
12.125 due 01/15/2012	90,000	90,900
Comcast Corp.
6.50% due 01/15/2015	860,000	907,076
6.50% due 01/15/2017	450,000	474,930
EchoStar DBS Corp.
6.625% due 10/01/2014	1,200,000	1,207,500
ION Media Networks, Inc.
11.61% due 01/15/2013 (b)	80,000	83,400
Lodgenet Entertainment Corp.
9.50% due 06/15/2013	235,000	256,804
Rainbow National Services LLC
8.75% due 09/01/2012	70,000	74,463
10.375% due 09/01/2014	75,000	83,906
Rogers Cable, Inc.
6.25% due 06/15/2013	15,000	15,225
8.75% due 05/01/2032	525,000	648,375
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	290,000	300,150
Time Warner Entertainment Company LP
8.375% due 07/15/2033	820,000	996,693
Time Warner, Inc.
7.625% due 04/15/2031	1,775,000	1,994,786
Videotron Ltee.
6.375% due 12/15/2015	300,000	294,750

		9,301,446
Cellular Communications - 0.55%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,580,000	1,806,838
Nextel Communications, Inc.
6.875% due 10/31/2013	250,000	256,115
Rogers Wireless, Inc.
7.25% due 12/15/2012	40,000	42,750
8.00% due 12/15/2012	140,000	148,400
Rural Cellular Corp.
8.25% due 03/15/2012	370,000	386,650
9.875% due 02/01/2010	105,000	110,775
True Move Company, Ltd.
10.75% due 12/16/2013	680,000	691,900

		3,443,428
Chemicals - 0.37%
Arco Chemical Company
9.80% due 02/01/2020	100,000	116,750
Chemtura Corp.
6.875% due 06/01/2016	65,000	62,887
Equistar Chemicals LP
10.625% due 05/01/2011	325,000	342,875
Georgia Gulf Corp.
9.50% due 10/15/2014 (a)	460,000	441,600
Huntsman International LLC
7.875% due 11/15/2014	140,000	144,725
Lyondell Chemical Company
8.00% due 09/15/2014	120,000	125,700

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Lyondell Chemical Company (continued)
8.25% due 09/15/2016	$100,000	$107,000
10.50% due 06/01/2013	30,000	32,850
11.125% due 07/15/2012	320,000	342,400
Methanex Corp.
8.75% due 08/15/2012	195,000	216,450
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	25,000	25,750
Montell Finance Company BV
8.10% due 03/15/2027	270,000	270,000
Westlake Chemical Corp.
6.625% due 01/15/2016	115,000	112,125

		2,341,112

Coal - 0.05%
International Coal Group, Inc.
10.25% due 07/15/2014	325,000	326,625
Commercial Services - 0.11%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	405,000	431,325
Rental Service Corp.
9.50% due 12/01/2014	265,000	282,225

		713,550

Computers & Business Equipment - 0.04%
Activant Solutions, Inc.
9.50% due 05/01/2016	245,000	241,325
Construction Materials - 0.04%
Nortek, Inc.
8.50% due 09/01/2014	270,000	262,575
Containers & Glass - 0.33%
Graham Packaging Company, Inc.
9.875% due 10/15/2014 (a)	430,000	438,600
Graphic Packaging International Corp.
9.50% due 08/15/2013	130,000	138,288
Owens-Brockway Glass Container, Inc.
7.75% due 05/15/2011	350,000	361,375
8.25% due 05/15/2013	75,000	78,188
Owens-Illinois, Inc.
7.35% due 05/15/2008	500,000	502,500
Plastipak Holdings, Inc.
8.50% due 12/15/2015	150,000	159,000
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	175,000	656
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	435,000	425,212

		2,103,819

Correctional Facilities - 0.06%
Corrections Corp. of America
6.75% due 01/31/2014	350,000	356,125
Crude Petroleum & Natural Gas - 1.46%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	1,370,000	1,512,276
Anadarko Petroleum Corp.
5.7549% due 09/15/2009 (b)	1,340,000	1,342,850

The accompanying notes are an integral part of the financial statements.
341

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Anadarko Petroleum Corp. (continued)
5.95% due 09/15/2016	$100,000	$100,211
Chesapeake Energy Corp.
6.25% due 01/15/2018	245,000	241,938
6.625% due 01/15/2016	105,000	105,787
7.00% due 08/15/2014	300,000	309,000
Conoco, Inc.
6.95% due 04/15/2029	2,340,000	2,653,253
Encore Acquisition Company
6.00% due 07/15/2015	65,000	57,850
Geokinetics, Inc.
11.855% due 12/15/2012 (b)	145,000	149,350
Hess Corp.
7.30% due 08/15/2031	1,220,000	1,344,793
7.875% due 10/01/2029	150,000	173,026
Mariner Energy, Inc.
7.50% due 04/15/2013	140,000	137,550
OPTI Canada, Inc.
8.25% due 12/15/2014	130,000	134,875
PetroHawk Energy Corp.
9.125% due 07/15/2013	205,000	218,325
Pogo Producing Company
6.875% due 10/01/2017	300,000	292,500
7.875% due 05/01/2013	70,000	70,525
Quicksilver Resources, Inc.
7.125% due 04/01/2016	375,000	369,375

		9,213,484
Diversified Financial Services - 0.08%
Emeralds 2006-1-O
5.56% due 08/04/2020 (b)	500,000	500,030
Domestic Oil - 0.37%
Exco Resources, Inc.
7.25% due 01/15/2011	625,000	626,562
Stone Energy Corp.
8.25% due 12/15/2011	575,000	572,844
Swift Energy Company
7.625% due 07/15/2011	575,000	589,375
Whiting Petroleum Corp.
7.00% due 02/01/2014	575,000	560,625

		2,349,406
Drugs & Health Care - 0.32%
Humana, Inc.
6.30% due 08/01/2018	1,980,000	2,016,695
Educational Services - 0.07%
Education Management Corp.
8.75% due 06/01/2014	145,000	152,613
10.25% due 06/01/2016 (a)	240,000	260,400

		413,013
Electrical Utilities - 3.87%
AES Corp.
7.75% due 03/01/2014 ***	3,636,000	3,817,800
8.75% due 06/15/2008 ***	2,140,000	2,204,200
8.875% due 02/15/2011	1,305,000	1,402,875

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
AES Corp. (continued)
9.375% due 09/15/2010	$1,730,000	$1,881,375
9.50% due 06/01/2009	1,630,000	1,735,950
Dominion Resources, Inc.
5.70% due 09/17/2012	1,370,000	1,399,580
Edison Mission Energy
7.75% due 06/15/2016	260,000	271,050
Exelon Corp.
5.625% due 06/15/2035	1,390,000	1,271,772
FirstEnergy Corp.
6.45% due 11/15/2011	820,000	859,492
7.375% due 11/15/2031	1,420,000	1,613,214
Midwest Generation LLC, Series B
8.56% due 01/02/2016	233,744	255,657
Mirant Americas Generation LLC
8.30% due 05/01/2011	605,000	620,125
Orion Power Holdings, Inc.
12.00% due 05/01/2010	220,000	254,100
Pacific Gas & Electric Company
6.05% due 03/01/2034	930,000	932,276
TXU Corp., Series P
5.55% due 11/15/2014	440,000	389,698
TXU Corp., Series Q
6.50% due 11/15/2024	560,000	471,981
TXU Corp., Series R
6.55% due 11/15/2034	6,020,000	5,041,136

		24,422,281
Electronics - 0.14%
L-3 Communications Corp.
7.625% due 06/15/2012	850,000	875,500
Energy - 0.58%
Duke Energy Company
4.20% due 10/01/2008	2,120,000	2,087,914
Inergy, LP
6.875% due 12/15/2014	325,000	320,125
NRG Energy, Inc.
7.25% due 02/01/2014	225,000	230,625
7.375% due 02/01/2016	975,000	1,001,812

		3,640,476
Financial Services - 13.82%
Aiful Corp.
5.00% due 08/10/2010	860,000	847,228
BCP Crystal Holdings Corp.
9.625% due 06/15/2014	20,000	22,718
Credit Suisse USA, Inc.
5.50% due 08/16/2011	510,000	517,617
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012	31,800,000	31,679,860
E*Trade Financial Corp.
7.375% due 09/15/2013	225,000	235,125
7.875% due 12/01/2015	50,000	53,937
El Paso Performance-Linked Trust
7.75% due 07/15/2011	1,790,000	1,904,112
Ford Motor Credit Company
7.00% due 10/01/2013	100,000	92,959

The accompanying notes are an integral part of the financial statements.
342

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company (continued)
7.375% due 10/28/2009	$790,000	$788,548
7.875% due 06/15/2010	2,825,000	2,835,506
8.00% due 12/15/2016	100,000	96,224
8.11% due 01/13/2012 (b)	110,000	107,528
9.875% due 08/10/2011	450,000	476,552
10.605% due 06/15/2011 (a)(b)	1,179,000	1,267,720
General Motors Acceptance Corp.
4.375% due 12/10/2007	510,000	503,569
5.125% due 05/09/2008	380,000	375,564
5.85% due 01/14/2009	520,000	513,308
6.125% due 08/28/2007	480,000	479,714
6.75% due 12/01/2014	1,050,000	1,032,247
6.875% due 09/15/2011	2,425,000	2,427,350
7.25% due 03/02/2011	75,000	75,414
8.00% due 11/01/2031	18,790,000	20,145,586
Global Cash Access LLC
8.75% due 03/15/2012	156,000	163,410
Goldman Sachs Group LP
4.50% due 06/15/2010	1,090,000	1,071,557
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)***	3,200,000	3,176,435
International Lease Finance Corp.
5.875% due 05/01/2013	1,545,000	1,595,752
iPCS, Inc.
11.50% due 05/01/2012	425,000	467,500
J.P. Morgan Chase & Company
6.625% due 03/15/2012	1,925,000	2,040,691
J.P. Morgan Chase London
zero coupon due 11/08/2007	1,323,000	1,238,532
JSG Funding PLC
9.625% due 10/01/2012	110,000	116,875
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	1,380,000	1,352,121
Morgan Stanley
4.75% due 04/01/2014	2,840,000	2,697,395
5.81% due 10/18/2016 (b)	430,000	430,694
Nell AF SARL
8.375% due 08/15/2015	303,000	315,877
Residential Capital Corp.
6.00% due 02/22/2011	1,370,000	1,351,394
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)	860,000	908,389
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)	1,010,000	1,020,189
TNK-BP Finance SA
7.50% due 07/18/2016	2,560,000	2,700,800
Ucar Finance, Inc.
10.25% due 02/15/2012	96,000	100,800

		87,226,797
Food & Beverages - 0.23%
Aramark Corp.
8.50% due 02/01/2015	240,000	249,600
8.86% due 02/01/2015 (b)	60,000	61,650

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Dole Food Company, Inc.
8.875% due 03/15/2011 (a)	$742,000	$732,725
Nutro Products, Inc.
9.40% due 10/15/2013 (b)	60,000	61,800
10.75% due 04/15/2014	145,000	156,600
Sbarro, Inc.
10.375% due 02/01/2015	160,000	166,400

		1,428,775
Forest Products - 0.16%
Weyerhaeuser Company
6.75% due 03/15/2012	990,000	1,039,921
Funeral Services - 0.03%
Service Corp. International
7.50% due 04/01/2027	45,000	45,000
7.625% due 10/01/2018	105,000	111,037
7.875% due 02/01/2013	60,000	62,100

		218,137
Furniture & Fixtures - 0.18%
Norcraft Companies LP
9.00% due 11/01/2011	330,000	339,900
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	285,000	256,500
Sealy Mattress Company
8.25% due 06/15/2014	500,000	526,250

		1,122,650
Gas & Pipeline Utilities - 3.10%
El Paso Corp.
7.375% due 12/15/2012	725,000	775,750
7.75% due 01/15/2032	10,155,000	11,221,275
7.80% due 08/01/2031 ***	3,373,000	3,727,165
7.875% due 06/15/2012 (a)	600,000	652,500
El Paso Natural Gas Company
8.375% due 06/15/2032	880,000	1,084,200
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	245,000	237,092
6.30% due 02/01/2009	190,000	193,347
6.75% due 03/15/2011	190,000	199,626
7.125% due 03/15/2012	25,000	26,816
Southern Natural Gas Company
8.00% due 03/01/2032	340,000	403,861
Williams Companies, Inc.
7.625% due 07/15/2019	75,000	81,562
7.875% due 09/01/2021	635,000	698,500
8.75% due 03/15/2032	227,000	261,618

		19,563,312
Healthcare Products - 0.06%
Leiner Health Products, Inc.
11.00% due 06/01/2012	360,000	358,200
Healthcare Services - 0.25%
DaVita, Inc.
7.25% due 03/15/2015	610,000	616,862

The accompanying notes are an integral part of the financial statements.
343

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	$100,000	$81,250
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	840,000	850,500

		1,548,612

Holdings Companies/Conglomerates - 0.03%
Ashtead Capital, Inc.
9.00% due 08/15/2016	191,000	203,415
Homebuilders - 0.05%
Beazer Homes USA, Inc.
8.125% due 06/15/2016 (a)	45,000	42,300
K Hovnanian Enterprises, Inc.
8.625% due 01/15/2017 (a)	310,000	299,150

		341,450

Hotels & Restaurants - 0.09%
Buffets, Inc.
12.50% due 11/01/2014	205,000	213,200
CCM Merger, Inc.
8.00% due 08/01/2013	200,000	201,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	130,000	143,000

		557,200

Industrial Machinery - 0.05%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	310,000	329,375
Insurance - 0.09%
Crum & Forster Holdings Corp.
10.375% due 06/15/2013 (a)	525,000	567,000
International Oil - 1.18%
Gaz Capital for Gazprom
6.212% due 11/22/2016	1,680,000	1,680,000
6.51% due 03/07/2022	930,000	943,950
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034 (a)	1,175,000	1,511,050
Kerr-McGee Corp.
6.95% due 07/01/2024	900,000	948,218
OAO Gazprom, Series A7
6.79% due 10/29/2009	29,480,000	1,137,558
OAO Gazprom, Series A8
7.00% due 10/27/2011	9,820,000	378,286
OAO Gazprom, Series REGS
9.625% due 03/01/2013	300,000	354,780
Pemex Project Funding Master Trust
5.75% due 12/15/2015	320,000	320,640
6.625% due 06/15/2035	165,000	169,950

		7,444,432

Leisure Time - 0.96%
AMC Entertainment, Inc.
11.00% due 02/01/2016	565,000	643,394
Boyd Gaming Corp.
6.75% due 04/15/2014	575,000	573,562

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	$412,000	$414,575
Herbst Gaming, Inc.
8.125% due 06/01/2012	375,000	378,750
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	345,000	375,187
Isle of Capri Casinos
7.00% due 03/01/2014	500,000	490,000
Las Vegas Sands Corp.
6.375% due 02/15/2015	350,000	334,250
MGM Mirage, Inc.
7.625% due 01/15/2017	450,000	455,625
8.375% due 02/01/2011	245,000	257,863
8.50% due 09/15/2010	20,000	21,375
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	250,000	249,375
7.125% due 08/15/2014	225,000	228,375
Park Place Entertainment Corp.
8.125% due 05/15/2011	25,000	26,469
8.875% due 09/15/2008	50,000	52,125
Penn National Gaming, Inc.
6.875% due 12/01/2011	100,000	100,000
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	600,000	618,000
River Rock Entertainment Authority
9.75% due 11/01/2011	40,000	42,600
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	75,000	77,344
9.15% due 02/01/2014 (b)	80,000	81,400
Station Casinos, Inc.
7.75% due 08/15/2016	420,000	431,025
Warner Music Group
7.375% due 04/15/2014	245,000	233,362

		6,084,656
Manufacturing - 1.56%
Tyco International Group SA
6.00% due 11/15/2013 ***	1,970,000	2,070,848
6.125% due 11/01/2008 ***	1,690,000	1,712,752
6.875% due 01/15/2029 ***	5,130,000	6,054,924

		9,838,524
Medical-Hospitals - 1.72%
Community Health Systems, Inc.
6.50% due 12/15/2012	425,000	437,750
Genesis Healthcare Corp.
8.00% due 10/15/2013	250,000	265,625
HCA, Inc.
6.25% due 02/15/2013	4,000	3,635
6.30% due 10/01/2012	39,000	36,465
6.375% due 01/15/2015	630,000	537,862
6.50% due 02/15/2016	57,000	48,521
9.125% due 11/15/2014	80,000	85,500
9.25% due 11/15/2016	620,000	668,825
9.625% due 11/15/2016	3,333,000	3,599,640
Tenet Healthcare Corp.
6.875% due 11/15/2031	6,200,000	4,898,000

The accompanying notes are an integral part of the financial statements.
344

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
Tenet Healthcare Corp. (continued)
7.375% due 02/01/2013	$9,000	$8,359
Triad Hospitals, Inc.
7.00% due 11/15/2013	225,000	234,844

		10,825,026
Metal & Metal Products - 0.07%
Mueller Group, Inc.
10.00% due 05/01/2012	165,000	178,200
Mueller Holdings, Inc.
zero coupon, Step up to 14.75% on
04/15/2009 due 04/15/2014	305,000	277,550

		455,750
Mining - 0.41%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	980,000	1,059,625
Vale Overseas, Ltd.
6.875% due 11/21/2036	1,430,000	1,476,742
8.25% due 01/17/2034	50,000	59,929

		2,596,296
Office Furnishings & Supplies - 0.07%
Interface, Inc.
9.50% due 02/01/2014	150,000	163,125
10.375% due 02/01/2010	225,000	248,063

		411,188
Paper - 0.24%
Appleton Papers, Inc.
8.125% due 06/15/2011	25,000	25,687
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	430,000	443,975
NewPage Corp.
11.61% due 05/01/2012 (b)	465,000	508,594
Smurfit Capital Funding PLC
7.50% due 11/20/2025	300,000	306,000
Verso Paper Holdings LLC
11.375% due 08/01/2016	230,000	240,925

		1,525,181
Petroleum Services - 0.34%
Belden & Blake Corp.
8.75% due 07/15/2012	450,000	460,125
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	95,000	97,850
Complete Production Services, Inc.
8.00% due 12/15/2016	275,000	281,875
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	432,000	440,640
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	200,000	218,858
Pride International, Inc.
7.375% due 07/15/2014	105,000	107,625
SemGroup LP
8.75% due 11/15/2015	495,000	502,425
SESI LLC
6.875% due 06/01/2014	15,000	14,887

		2,124,285

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Photography - 2.28%
Eastman Kodak Company
3.375% due 10/15/2033 ***	$7,830,000	$7,820,213
7.25% due 11/15/2013	6,500,000	6,565,000

		14,385,213
Plastics - 0.01%
KAC Acquisition Company
1.00% due 04/26/2026	6,632	7
Milacron Escrow Corp.
11.50% due 05/15/2011	75,000	72,750

		72,757
Pollution Control - 0.00%
Safety-Kleen Services, Inc.
9.25% due 06/01/2008 ^	825,000	825
Publishing - 0.18%
Dex Media East LLC
12.125% due 11/15/2012	200,000	218,750
Dex Media West LLC
8.50% due 08/15/2010	225,000	235,407
9.875% due 08/15/2013	145,000	158,231
Idearc, Inc.
8.00% due 11/15/2016	270,000	277,425
Primedia, Inc.
8.875% due 05/15/2011	250,000	256,875

		1,146,688
Railroads & Equipment - 0.10%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	285,000	306,375
12.50% due 06/15/2012	50,000	53,600
Kansas City Southern de Mexico SA de CV
7.625% due 12/01/2013	80,000	80,900
Kansas City Southern Railway Company
7.50% due 06/15/2009	180,000	184,050

		624,925
Real Estate - 0.22%
Ashton Woods USA
9.50% due 10/01/2015	130,000	123,825
Forest City Enterprises
7.625% due 06/01/2015	10,000	10,175
Host Marriott LP, REIT
7.125% due 11/01/2013 (a)	775,000	792,438
Kimball Hill, Inc.
10.50% due 12/15/2012	100,000	96,000
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	65,000	66,544
6.75% due 04/01/2017	190,000	196,650
7.125% due 06/01/2015	85,000	89,037

		1,374,669
Retail - 0.09%
Eye Care Centers of America
10.75% due 02/15/2015	60,000	66,450

The accompanying notes are an integral part of the financial statements.
345

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Suburban Propane Partners LP
6.875% due 12/15/2013	$510,000	$502,350

		568,800
Retail Trade - 0.95%
American Greetings Corp.
7.375% due 06/01/2016	30,000	30,938
Blockbuster, Inc.
9.00% due 09/01/2012	210,000	212,100
CVS Corp.
9.35% due 01/10/2023	3,000,000	3,757,500
CVS Lease Pass Through
6.036% due 12/10/2028	845,678	855,327
FTD, Inc.
7.75% due 02/15/2014	358,000	360,685
Linens 'n Things, Inc.
10.985% due 01/15/2014 (a)(b)	160,000	148,800
Neiman Marcus Group, Inc.
9.00% due 10/15/2015	170,000	186,150
10.375% due 10/15/2015 (a)	395,000	440,425

		5,991,925
Sanitary Services - 0.34%
Allied Waste North America, Inc.
6.375% due 04/15/2011	100,000	99,750
7.25% due 03/15/2015	350,000	357,000
Allied Waste North America, Inc., Series B
7.375% due 04/15/2014 (a)	270,000	274,050
Waste Management, Inc.
6.375% due 11/15/2012	1,370,000	1,437,901

		2,168,701
Semiconductors - 0.08%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	240,000	240,300
NXP BV/NXP Funding LLC
9.50% due 10/15/2015	70,000	72,275
NXP Funding LLC
7.875% due 10/15/2014	205,000	211,663

		524,238
Software - 0.08%
UGS Capital Corp. II, PIK
10.348% due 06/01/2011 (b)	294,128	299,275
UGS Corp.
10.00% due 06/01/2012	170,000	185,938

		485,213
Steel - 0.13%
Metals USA Holdings Corp.
11.365% due 01/15/2012 (b)	75,000	73,500
Metals USA, Inc.
11.125% due 12/01/2015	485,000	538,350
Tube City IMS Corp.
9.75% due 02/01/2015	175,000	182,000

		793,850

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services - 0.69%
Citizens Communications Company
7.125% due 03/15/2019		$135,000	$134,662
7.875% due 01/15/2027		220,000	224,950
Deutsche Telekom International Finance BV
5.75% due 03/23/2016		820,000	819,981
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)		430,000	470,850
Intelsat Bermuda, Ltd.
8.872% due 01/15/2015 (b)		65,000	66,300
9.25% due 06/15/2016		240,000	265,800
11.25% due 06/15/2016		575,000	652,625
Level 3 Communications, Inc.
9.25% due 11/01/2014		175,000	179,813
Lucent Technologies, Inc.
6.45% due 03/15/2029		300,000	270,750
PanAmSat Corp.
9.00% due 08/15/2014		95,000	102,838
Royal KPN NV
8.00% due 10/01/2010		1,090,000	1,182,364

			4,370,933
Telephone - 0.96%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028		70,000	64,050
Cincinnati Bell, Inc.
7.00% due 02/15/2015		170,000	168,725
Nordic Telephone Company Holdings
8.875% due 05/01/2016		260,000	278,200
Qwest Communications International, Inc.
7.50% due 02/15/2014		190,000	195,700
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		555,000	571,650
Qwest Corp.
8.875% due 03/15/2012		175,000	193,375
Sprint Capital Corp.
8.375% due 03/15/2012		1,730,000	1,930,211
Telecom Italia Capital SA
5.25% due 10/01/2015		880,000	834,896
Telefonos de Mexico SA de CV
8.75% due 01/31/2016	MXN	4,000,000	396,017
Verizon Florida, Inc., Series F
6.125% due 01/15/2013		$520,000	533,786
Virgin Media, Inc.
8.75% due 04/15/2014		15,000	15,600
9.125% due 08/15/2016		335,000	353,425
Windstream Corp.
8.625% due 08/01/2016		470,000	514,063

			6,049,698
Tobacco - 0.30%
Alliance One International, Inc.
11.00% due 05/15/2012		85,000	93,500
Altria Group, Inc.
7.00% due 11/04/2013		1,640,000	1,781,009

			1,874,509

The accompanying notes are an integral part of the financial statements.
346

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation - 0.04%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	$70,000	$71,050
Horizon Lines LLC
9.00% due 11/01/2012	115,000	120,750
OMI Corp.
7.625% due 12/01/2013	45,000	45,675

		237,475

TOTAL CORPORATE BONDS (Cost $294,998,246)		$299,204,456

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.85%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045	1,640,000	1,642,985
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
4.710% due 04/25/2035	282,494	279,819
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	580,000	645,587
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	596,881	601,564
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.52% due 07/20/2046 (b)***	4,960,534	4,948,258
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.52% due 07/20/2046 (b)***	4,868,418	4,881,402
Countrywide Home Loans, Series 2005-9, Class 2A1
5.54% due 05/25/2035 (b)	232,304	232,693
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7405% due 05/20/2036 (b)	312,503	316,968
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.609% due 02/15/2039 (b)	2,580,000	2,617,016
First Boston Mortgage Securities Corp. STRIP,
Series D, Class I-O
10.965% due 05/25/2017	27,951	6,768
First Union National Bank Commercial Mortgage,
Series 2000-C1
.7782% IO due 05/17/2032 (b)	26,247,990	574,130
GMAC Mortgage Corp. Loan Trust, Series
2005-AR5, Class 3A1
5.0416% due 09/19/2035 (b)	109,738	109,122
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	1,084,867	1,120,403
Impac CMB Trust, Series 2003-10, Class 1A1
6.02% due 10/25/2033 (b)	181,110	181,155
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
5.52% due 06/25/2047 (b)***	6,436,221	6,431,217
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 ***	3,960,000	4,085,500

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.9744% due 08/25/2035 (b)	$591,227	$586,877
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.51% due 05/25/2046 (b)***	4,200,125	4,195,744
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8489% due 01/25/2036 (b)	1,293,224	1,285,438
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
5.53% due 04/25/2046 (b)***	5,386,932	5,397,387
Master Seasoned Securities Trust, Series 2005-2,
Class 4A1
6.2655% due 10/25/2032 (b)	1,511,157	1,535,502
Merit Securities Corp., Series 11PA, Class B2
6.82% due 09/28/2032 (b)	1,215,550	1,066,159
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.843% due 05/12/2039 (b)	1,810,000	1,858,649
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3556% due 10/25/2034 (b)	880,087	883,537
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 4A1
5.4431% due 06/25/2036 (b)***	4,216,447	4,208,003
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.51% due 09/25/2046 (b)***	3,978,794	3,981,215
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035	4,232,173	4,230,084
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
7.3515% due 08/25/2035 (b)	526,271	528,461
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
5.51% due 07/25/2036 (b)***	4,771,535	4,779,266
Thornburg Mortgage Securities Trust, Series
2005-2, Class A3
5.56% due 07/25/2045 (b)	490,745	490,898
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.425% due 06/25/2036 (b)***	5,026,664	5,018,945
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.43% due 06/25/2036 (b)***	4,956,162	4,986,436
Washington Mutual, Inc., Series 2005-AR17,
Class A1A1
5.59% due 12/25/2045 (b)***	3,408,956	3,418,682
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
5.45% due 08/25/2036 (b)***	3,972,985	3,968,957

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $80,900,580)		$81,094,827

ASSET BACKED SECURITIES - 8.12%
ACE Securities Corp., Series 2006-GP1, Class A
5.45% due 02/25/2031 (b)***	3,773,878	3,771,784

The accompanying notes are an integral part of the financial statements.
347

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Amortizing Residential Corp. Trust,
Series 2002-BC6, Class M2
6.52% due 08/25/2032 (b)	$167,316	$168,363
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
8.17% due 04/15/2033 (b)	279,415	279,732
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	3,577,020	3,575,555
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	3,509,515	3,580,804
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
6.516% due 06/25/2034 (b)	830,000	837,680
GSAA Home Equity Trust, Series 2005-7, Class AV1
5.43% due 05/25/2035 (b)	236,442	236,410
GSAMP Trust, Series 2006-S4, Class A1
5.41% due 05/25/2036 (b)***	2,591,415	2,591,509
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.45% due 06/25/2036 (b)***	3,767,140	3,766,524
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
5.38% due 08/25/2036 (b)***	3,333,449	3,333,558
Long Beach Mortgage Loan Trust, Series 2006-4,
Class 2A1
5.37% due 05/25/2036 (b)***	3,520,926	3,521,728
Merrill Lynch Mortgage Investors, Inc., Series
2005-WM1N, Class N1
5.00% due 09/25/2035	10,347	10,270
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	1,289,250	1,375,709
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.47% due 03/25/2036 (b)***	3,077,055	3,077,508
MSDWCC Heloc Trust, Series 2005-1, Class A
5.51% due 07/25/2017 (b)	57,168	57,177
RAAC Series, Series 2006-RP2, Class A
5.57% due 02/25/2037 (b)***	3,971,247	3,966,818
Residential Asset Securities Corp.,
Series 2006-KS3, Class AI1
5.39% due 04/25/2036 (b)	1,642,772	1,643,120
SACO I Trust, Inc., Series 2006-5, Class 1A
5.47% due 04/25/2036 (b)	2,654,039	2,651,576
SACO I Trust, Inc., Series 2006-6, Class A
5.45% due 06/25/2036 (b)	3,653,502	3,651,877
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034	46,524	13,296
SLM Student Loan Trust, Series 2006-5, Class A2
5.35% due 07/25/2017 (b)***	5,400,000	5,400,586

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.43% due 02/25/2036 (b)***	$3,716,298	$3,715,716

TOTAL ASSET BACKED SECURITIES
(Cost $51,165,946)		$51,227,300

SUPRANATIONAL OBLIGATIONS - 0.48%
Venezuela - 0.48%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	2,857,000	3,041,659

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,105,270)		$3,041,659

COMMON STOCKS - 0.01%
Chemicals - 0.01%
Applied Extrusion Technologies, Class B * (a)	5,628	28,140
Food & Beverages - 0.00%
Imperial Sugar Company (a)	688	23,069
Household Products - 0.00%
Home Interiors *	1,103,919	11,039

TOTAL COMMON STOCKS (Cost $441,132)		$62,248

PREFERRED STOCKS - 0.51%
Automobiles - 0.49%
General Motors Corp., Series C (a)	135,250	3,070,175
Crude Petroleum & Natural Gas - 0.02%
Chesapeake Energy Corp. * (a)	491	127,660

TOTAL PREFERRED STOCKS (Cost $3,371,055)		$3,197,835

OPTIONS - 0.29%
Call Options - 0.29%
Eurodollar Futures
Expiration 06/18/2007 at $94.00	827,500	608,213
Expiration 09/17/2007 at $94.00	1,260,000	1,165,500
Expiration 09/17/2007 at $94.50	15,000	6,412
Expiration 09/17/2007 at $94.75	112,500	26,719
Expiration 06/18/2007 at $94.75	220,000	12,650

		1,819,494
Put Options - 0.00%
Sterling Interest Rate Futures
Expiration 09/19/2007 at $92.875	72,500	0

TOTAL OPTIONS (Cost $1,800,165)		$1,819,494

SHORT TERM INVESTMENTS - 8.83%
Federal National Mortgage Association Discount
Note
zero coupon due 06/25/2007 ****	$2,000,000	$1,975,917
J.P. Morgan Chase London, Series EMTN
zero coupon due 10/30/2007	5,410,000	5,131,983

The accompanying notes are an integral part of the financial statements.
348

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
State Street Navigator Securities
Lending Prime Portfolio (c)	$48,635,420	$48,635,420

TOTAL SHORT TERM INVESTMENTS
(Cost $55,743,319)		$55,743,320

REPURCHASE AGREEMENTS - 17.34%
Merrill Lynch Tri-Party Repurchase
Agreement dated 03/30/2007 at
5.25% to be repurchased at
$109,447,863 on 04/02/2007,
collateralized by $111,450,000
Federal National Mortgage
Association, 5.00% due
09/14/2007 (valued at
$111,852,458, including interest) ***	$109,400,000	$109,400,000

TOTAL REPURCHASE AGREEMENTS
(Cost $109,400,000)		$109,400,000

Total Investments (Strategic Bond Trust)
(Cost $852,429,845) - 136.04%		$858,408,808
Liabilities in Excess of Other Assets - (36.04)%		(227,430,538)

TOTAL NET ASSETS - 100.00%		$630,978,270

Strategic Income Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 6.31%
Treasury Inflation Protected
Securities (d) - 1.09%
1.875% due 07/15/2013	$4,279,584	$4,223,748
U.S. Treasury Bonds - 0.99%
8.125% due 08/15/2019 (a)	1,065,000	1,390,824
9.25% due 02/15/2016	1,860,000	2,475,397

		3,866,221
U.S. Treasury Notes - 4.23%
4.25% due 08/15/2013 (a)	950,000	933,783
4.875% due 08/15/2016	10,960,000	11,133,815
4.875% due 07/31/2011 (a)	4,325,000	4,380,754

		16,448,352

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,298,352)		$24,538,321

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.47%
Federal National Mortgage
Association - 6.47%
5.50% due 10/01/2036 to 02/01/2037	8,659,179	8,568,318
6.00% due 11/01/2036 to 01/01/2037	11,095,894	11,178,372
6.50% due 11/01/2036	5,322,187	5,429,299

		25,175,989

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $25,190,121)		$25,175,989

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 33.71%
Austria - 0.23%
Republic of Austria, Series EMTN
6.00% due 09/26/2008	NZD	1,315,000	$917,011
Brazil - 0.76%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	5,280,000	2,943,876
Canada - 19.97%
Government of Canada
4.00% due 09/01/2010	CAD	4,805,000	4,167,292
4.00% due 06/01/2016 (a)		19,255,000	16,567,751
4.25% due 12/01/2008		12,900,000	11,226,099
5.50% due 06/01/2009		3,260,000	2,915,818
5.50% due 06/01/2010		6,625,000	5,999,392
6.00% due 06/01/2011		15,815,000	14,755,866
Province of Ontario
4.40% due 03/08/2016		3,785,000	3,296,978
4.50% due 03/08/2015		2,550,000	2,243,022
5.70% due 12/01/2008		6,215,000	5,524,391
5.75% due 03/03/2008	NZD	2,620,000	1,839,495
6.25% due 06/16/2015	CAD	2,600,000	1,744,961
6.375% due 10/12/2010	NZD	2,930,000	2,017,049
Province of Quebec
5.25% due 10/01/2013	CAD	5,890,000	5,383,253

			77,681,367
Colombia - 1.21%
Republic of Colombia
10.00% due 01/23/2012		$110,000	129,525
10.75% due 01/15/2013		3,700,000	4,588,000

			4,717,525
Germany - 2.95%
Bundesrepublik Deutschland, Series 05
3.50% due 01/04/2016	EUR	5,600,000	7,198,105
Federal Republic of Germany
5.00% due 07/04/2012		3,055,000	4,270,191

			11,468,296
Ireland - 2.55%
Republic of Ireland
4.60% due 04/18/2016		7,145,000	9,925,918
Mexico - 0.60%
Government of Mexico
5.625% due 01/15/2017		$530,000	534,240
5.875% due 01/15/2014		510,000	525,300
6.375% due 01/16/2013		410,000	432,345
8.125% due 12/30/2019		310,000	380,525
8.375% due 01/14/2011		270,000	298,890
10.375% due 02/17/2009		160,000	174,800

			2,346,100
Spain - 4.01%
Kingdom of Spain
4.20% due 07/30/2013	EUR	5,120,000	6,897,137
5.00% due 07/30/2012		2,515,000	3,511,963
5.35% due 10/31/2011		3,680,000	5,183,712

			15,592,812

The accompanying notes are an integral part of the financial statements.
349

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
United Kingdom - 1.43%
Government of United Kingdom
5.00% due 03/07/2008	GBP	2,830,000	$5,547,594

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $131,294,039)			$131,140,499

CORPORATE BONDS - 34.81%
Advertising - 0.11%
Vertis, Inc.
9.75% due 04/01/2009		$425,000	432,438
Aerospace - 0.05%
DRS Technologies, Inc.
7.625% due 02/01/2018		200,000	208,000
Agriculture - 0.21%
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010		545,000	551,812
Saskatchewan Wheat Pool, Inc.
8.00% due 04/08/2013	CAD	300,000	269,321

			821,133

Air Travel - 0.10%
Continental Airlines, Inc., Series C
7.339% due 04/19/2014		$375,000	378,566
Apparel & Textiles - 0.56%
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)		2,155,000	2,195,406
Banking - 0.78%
Banco Macro SA
8.50% due 02/01/2017		1,425,000	1,410,750
Kreditanstalt fuer Wiederaufbau, Series EMTN
5.73% due 08/20/2007	NZD	1,000,000	709,400
Landwirtschaftliche Rentenbank, Series EMTN
6.50% due 09/17/2009		1,305,000	906,305

			3,026,455

Broadcasting - 1.00%
Allbritton Communications Company
7.75% due 12/15/2012		$2,185,000	2,239,625
Radio One, Inc.
8.875% due 07/01/2011 (a)		325,000	335,157
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)		815,000	822,131
9.86% due 05/01/2013 (a)(b)		500,000	495,000

			3,891,913

Business Services - 0.51%
Allied Security Escrow Corp.
11.375% due 07/15/2011		300,000	306,000
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (a)		1,675,000	1,695,938

			2,001,938

Cable and Television - 1.11%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		100,000	101,500
Charter Communications Holdings I LLC
11.00% due 10/01/2015		1,000,000	1,032,500

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Rogers Cable, Inc.
7.25% due 12/15/2011	CAD	250,000	$239,377
Shaw Communications, Inc.
5.70% due 03/02/2017		690,000	597,928
6.10% due 11/16/2012		500,000	452,797
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$1,845,000	1,909,575

			4,333,677

Cellular Communications - 1.62%
American Cellular Corp.
10.00% due 08/01/2011		2,000,000	2,117,500
Centennial Communications Corp.
10.00% due 01/01/2013 (a)		1,500,000	1,618,125
Dobson Communications Corp.
8.875% due 10/01/2013 (a)		1,500,000	1,545,000
Rural Cellular Corp.
9.75% due 01/15/2010 (a)		1,000,000	1,030,000

			6,310,625

Chemicals - 0.20%
American Pacific Corp.
9.00% due 02/01/2015		765,000	769,781
Construction Materials - 0.38%
Masonite International Corp.
11.00% due 04/06/2015		1,590,000	1,478,700
Containers & Glass - 2.61%
BWAY Corp.
10.00% due 10/15/2010		795,000	836,737
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	1,040,000
9.50% due 08/15/2013		1,500,000	1,595,625
OI European Group BV
6.875% due 03/31/2017	EUR	475,000	635,265
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,650,000	1,720,125
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		610,000	596,275
8.375% due 07/01/2012		1,765,000	1,769,413
9.75% due 02/01/2011		1,897,000	1,949,168

			10,142,608

Crude Petroleum & Natural Gas - 0.18%
Denbury Resources, Inc.
7.50% due 12/15/2015		685,000	691,850
Diversified Financial Services - 1.11%
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	6,215,000	4,310,617
Educational Services - 0.23%
Riverdeep Interactive Learning
8.095% due 11/28/2013 (f)	EUR	877,785	883,271
Electrical Utilities - 0.32%
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016		$1,230,000	1,226,925

The accompanying notes are an integral part of the financial statements.
350

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electronics - 0.09%
L-3 Communications Corp., Series B
6.375% due 10/15/2015		$370,000	$366,763
Financial Services - 6.34%
Capital One Capital IV
6.745% due 02/17/2037 (b)		475,000	455,083
Cosan Finance, Ltd.
7.00% due 02/01/2017		1,090,000	1,073,650
Independencia International, Ltd.
9.875% due 01/31/2017		1,520,000	1,554,200
ISA Capital do Brasil SA
8.80% due 01/30/2017		530,000	563,125
JSG Funding PLC
7.75% due 04/01/2015 (a)	EUR	630,000	896,276
9.625% due 10/01/2012		$171,000	181,687
New South Wales Treasury Corp, Series 10RG
7.00% due 12/01/2010	AUD	21,470,000	17,763,153
Nexstar Finance, Inc.
7.00% due 01/15/2014		$1,070,000	1,027,200
Orascom Telecom Finance
7.875% due 02/08/2014		480,000	470,347
Ucar Finance, Inc.
10.25% due 02/15/2012		628,000	659,400

			24,644,121

Food & Beverages - 0.68%
Aramark Corp.
8.50% due 02/01/2015		800,000	832,000
8.86% due 02/01/2015 (b)		795,000	816,862
Cosan SA Industria e Comercio
8.25% due 02/28/2049		1,000,000	1,002,500

			2,651,362

Gas & Pipeline Utilities - 1.76%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016		1,000,000	1,060,000
KN Capital Trust I, Series B
8.56% due 04/15/2027		360,000	370,080
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016		2,265,000	2,361,263
Regency Energy Partners LP/Regency Energy
Finance Corp.
8.375% due 12/15/2013		1,615,000	1,647,300
Southern Union Company
7.20% due 11/01/2066 (b)		830,000	836,692
Williams Partners LP
7.25% due 02/01/2017		540,000	571,050

			6,846,385

Healthcare Products - 0.41%
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		1,505,000	1,599,063
Hotels & Restaurants - 1.83%
CCM Merger, Inc.
8.00% due 08/01/2013		2,960,000	2,974,800
Dave & Buster's, Inc.
11.25% due 03/15/2014		1,620,000	1,652,400

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Landry's Restaurants, Inc., Series B
7.50% due 12/15/2014	$435,000	$428,475
Turning Stone Resort Casino
9.125% due 09/15/2014	1,540,000	1,582,350
9.125% due 12/15/2010	475,000	482,125

		7,120,150
Industrial Machinery - 0.47%
Baldor Electric Company
8.625% due 02/15/2017	470,000	497,025
Manitowoc, Inc.
7.125% due 11/01/2013	1,305,000	1,331,100

		1,828,125
Insurance - 0.24%
Sul America Participacoes SA
8.625% due 02/15/2012	890,000	923,375
International Oil - 1.56%
Ocean Rig Norway AS
8.375% due 07/01/2013	300,000	318,000
Pemex Project Funding Master Trust
5.75% due 12/15/2015	130,000	130,260
7.375% due 12/15/2014	835,000	922,258
8.50% due 02/15/2008	3,640,000	3,725,540
9.125% due 10/13/2010	880,000	985,160

		6,081,218
Leisure Time - 6.02%
AMC Entertainment, Inc.
8.00% due 03/01/2014	1,000,000	1,017,500
Chukchansi Economic Development Authority
8.00% due 11/15/2013	695,000	718,456
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	1,000,000	915,000
Great Canadian Gaming Corp.
6.86% due 02/07/2014	1,525,000	1,529,773
7.25% due 02/15/2015	1,000,000	1,006,250
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,755,000	2,816,987
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	1,000,000	1,030,000
Marquee Holdings, Inc.
zero coupon, Step up to 12% on
08/15/2009 due 08/15/2014	1,010,000	886,275
MGM Mirage, Inc.
6.75% due 09/01/2012	725,000	720,469
7.625% due 01/15/2017	1,400,000	1,417,500
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	555,000	552,225
7.125% due 08/15/2014	2,975,000	3,019,625
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,560,000
9.75% due 04/01/2010	200,000	208,500
Penn National Gaming, Inc.
6.75% due 03/01/2015	100,000	97,000

The accompanying notes are an integral part of the financial statements.
351

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Pokagon Gaming Authority
10.375% due 06/15/2014	$500,000	$551,250
Seneca Gaming Corp.
7.25% due 05/01/2012	425,000	427,656
STARM Company, Ltd., Series EMTN
5.00% due 06/30/2009	4,035,000	4,055,648
Station Casinos, Inc.
6.50% due 02/01/2014	625,000	575,000
6.875% due 03/01/2016	250,000	229,063
Waterford Gaming LLC
8.625% due 09/15/2012	74,000	78,440

		23,412,617

Medical-Hospitals - 0.54%
HCA, Inc.
9.125% due 11/15/2014	540,000	577,125
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,495,000	1,532,375

		2,109,500

Metal & Metal Products - 0.30%
PNA Group, Inc.
10.75% due 09/01/2016	1,080,000	1,161,000
Mining - 0.66%
Drummond Company, Inc.
7.375% due 02/15/2016	2,295,000	2,188,856
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	345,000	373,031

		2,561,887

Paper - 0.35%
Buckeye Technologies, Inc.
9.25% due 09/15/2008	138,000	138,000
Pope & Talbot, Inc.
8.375% due 06/01/2013	1,500,000	1,230,000

		1,368,000

Petroleum Services - 0.23%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	895,000	881,575
Railroads & Equipment - 0.13%
American Railcar Industries, Inc.
7.50% due 03/01/2014	500,000	515,000
Sanitary Services - 0.03%
Waste Services, Inc.
9.50% due 04/15/2014	100,000	104,750
Telecommunications Equipment &
Services - 0.48%
Axtel SAB de CV
7.625% due 02/01/2017	1,095,000	1,078,575
Citizens Communications Company
7.125% due 03/15/2019	795,000	793,012

		1,871,587

Telephone - 0.39%
Cincinnati Bell, Inc.
8.375% due 01/15/2014	1,500,000	1,533,750

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco - 0.57%
Alliance One International, Inc.
11.00% due 05/15/2012	$2,000,000	$2,200,000
Transportation - 0.65%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,500,000	1,561,875
PHI, Inc.
7.125% due 04/15/2013	1,000,000	955,000

		2,516,875

TOTAL CORPORATE BONDS (Cost $133,155,731)		$135,401,006

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.18%
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	3,380,000	3,391,517
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3997% due 07/15/2044 (b)	3,850,000	3,846,863
Countrywide Home Loan Mortgage Pass Through
Trust Series 2005-27, Class 2A1
5.50% due 12/25/2035	4,801,606	4,716,829
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036	1,120,000	1,123,295
Federal Home Loan Mortgage Corp., Series 3165,
Class ND
5.50% due 10/15/2034	4,583,000	4,529,870
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	5,740,000	5,661,759
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	6,300,000	6,218,395
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,438,217	2,415,290
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	7,172,000	7,098,820
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9137% due 07/10/2038 (b)	3,755,000	3,919,408
Indymac Index Mortgage Loan Trust, Series
2006-AR19, Class 4A1
6.3981% due 08/25/2036 (b)	3,692,845	3,749,708
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	705,000	709,495
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	425,000	427,678
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0394% due 09/25/2036 (b)	3,414,772	3,465,701

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $51,222,150)		$51,274,628

The accompanying notes are an integral part of the financial statements.
352

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.85%
Supranational - 0.85%
European Investment Bank
6.75% due 11/17/2008	NZD	2,535,000	$1,787,221
European Investment Bank, Series EMTN
6.08% due 04/21/2008		2,090,000	1,467,851
International Bank for Reconstruction &
Development, Series EMTN
5.24% due 08/28/2007		40,000	28,283

			3,283,355

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,099,786)			$3,283,355

COMMON STOCKS - 1.62%
Coal - 0.38%
Great Lakes Carbon Income Fund		121,804	1,467,480
Mining - 1.21%
Newmont Mining Corp.		46,500	1,952,535
Silver Standard Resources, Inc., ADR *		78,650	2,741,739

			4,694,274

Telecommunications Equipment &
Services - 0.03%
Chunghwa Telecom Company, Ltd., SADR		6,774	134,938

TOTAL COMMON STOCKS (Cost $5,162,690)			$6,296,692

PREFERRED STOCKS - 0.36%
Mining - 0.36%
Freeport-McMoRan Copper & Gold, Inc. *		13,000	1,389,830

TOTAL PREFERRED STOCKS (Cost $1,300,000)			$1,389,830

SHORT TERM INVESTMENTS - 15.87%
Federal Home Loan Bank Discount Notes
zero coupon due 04/02/2007		$6,300,000	$6,299,130
Mexico Cetes, Series BI
zero coupon due 08/30/2007	MXN	22,970,000	2,017,911
State Street Navigator Securities
Lending Prime Portfolio (c)		$53,428,766	53,428,766

TOTAL SHORT TERM INVESTMENTS
(Cost $61,725,726)			$61,745,807

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$13,005 on 04/02/2007,
collateralized by $15,000 U.S.
Treasury Bills, zero coupon due
09/27/2007 (valued at $14,640,
including interest) (c)		$13,000	$13,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,000)			$13,000

Total Investments (Strategic Income Trust)
(Cost $436,461,595) - 113.18%		$440,259,127
Liabilities in Excess of Other Assets - (13.18)%		(51,256,825)

TOTAL NET ASSETS - 100.00%		$389,002,302

Strategic Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.79%
Advertising - 1.54%
Omnicom Group, Inc.	59,600	$6,101,848
Aerospace - 0.91%
Northrop Grumman Corp.	48,800	3,621,936
Apparel & Textiles - 0.89%
Coach, Inc. *	70,500	3,528,525
Auto Parts - 3.45%
BorgWarner, Inc.	61,900	4,668,498
Johnson Controls, Inc.	95,100	8,998,362

		13,666,860
Automobiles - 1.23%
PACCAR, Inc.	66,300	4,866,420
Banking - 4.40%
Bank of New York Company, Inc.	223,300	9,054,815
City National Corp.	26,500	1,950,400
Fifth Third Bancorp	167,000	6,461,230

		17,466,445
Biotechnology - 2.92%
Cephalon, Inc. * (a)	23,500	1,673,435
Genzyme Corp. *	107,800	6,470,156
Millennium Pharmaceuticals, Inc. * (a)	301,600	3,426,176

		11,569,767
Broadcasting - 0.84%
News Corp., Class A	144,300	3,336,216
Building Materials & Construction - 1.87%
Masco Corp.	271,000	7,425,400
Business Services - 1.15%
H & R Block, Inc. (a)	32,200	677,488
R.H. Donnelley Corp. * (a)	55,000	3,898,950

		4,576,438
Cable and Television - 0.82%
Viacom, Inc. *	78,900	3,243,579
Computers & Business Equipment - 0.67%
Dell, Inc. *	114,700	2,662,187
Crude Petroleum & Natural Gas - 0.91%
EOG Resources, Inc.	50,400	3,595,536
Drugs & Health Care - 2.20%
Wyeth	174,200	8,715,226
Electrical Utilities - 4.81%
American Electric Power Company, Inc.	83,700	4,080,375
Exelon Corp.	169,700	11,660,087
Northeast Utilities	43,500	1,425,495

The accompanying notes are an integral part of the financial statements.
353

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Pepco Holdings, Inc.	65,400	$1,897,908

		19,063,865
Energy - 1.22%
Sempra Energy Corp.	79,400	4,844,194
Financial Services - 15.82%
Citigroup, Inc.	329,100	16,895,994
Federal Home Loan Mortgage Corp.	70,400	4,188,096
JP Morgan Chase & Company	160,100	7,745,638
Morgan Stanley	197,700	15,570,852
PNC Financial Services Group, Inc.	72,800	5,239,416
Wells Fargo & Company	380,100	13,086,843

		62,726,839
Food & Beverages - 2.09%
Constellation Brands, Inc., Class A *	142,100	3,009,678
Sysco Corp.	155,623	5,264,726

		8,274,404
Gas & Pipeline Utilities - 0.61%
NiSource, Inc. (a)	99,800	2,439,112
Healthcare Products - 2.50%
Johnson & Johnson	83,300	5,019,658
Medtronic, Inc.	99,800	4,896,188

		9,915,846
Healthcare Services - 2.47%
Medco Health Solutions, Inc. *	63,400	4,598,402
UnitedHealth Group, Inc.	98,410	5,212,778

		9,811,180
Holdings Companies/Conglomerates - 2.48%
General Electric Company	278,600	9,851,296
Household Products - 0.94%
Fortune Brands, Inc.	47,100	3,712,422
Insurance - 2.78%
Allstate Corp.	65,600	3,939,936
American International Group, Inc.	40,900	2,749,298
Hartford Financial Services Group, Inc.	45,200	4,320,216

		11,009,450
International Oil - 1.68%
Chevron Corp.	33,900	2,507,244
Exxon Mobil Corp.	55,100	4,157,295

		6,664,539
Internet Content - 0.78%
Yahoo!, Inc. *	98,900	3,094,581
Internet Retail - 0.74%
Amazon.com, Inc. * (a)	74,300	2,956,397
Internet Software - 1.94%
McAfee, Inc. *	90,000	2,617,200
Symantec Corp. *	293,200	5,072,360

		7,689,560

Strategic Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time - 1.62%
Carnival Corp.	136,800	$6,410,448
Life Sciences - 0.45%
Waters Corp. *	30,800	1,786,400
Liquor - 0.75%
Anheuser-Busch Companies, Inc.	58,700	2,962,002
Manufacturing - 2.69%
Harley-Davidson, Inc.	44,100	2,590,875
Illinois Tool Works, Inc.	156,700	8,085,720

		10,676,595
Petroleum Services - 3.05%
ENSCO International, Inc.	74,000	4,025,600
GlobalSantaFe Corp.	72,100	4,447,128
Halliburton Company	114,500	3,634,230

		12,106,958
Pharmaceuticals - 4.86%
Allergan, Inc.	78,200	8,666,124
Bristol-Myers Squibb Company	186,700	5,182,792
Merck & Company, Inc.	123,200	5,441,744

		19,290,660
Publishing - 0.66%
McGraw-Hill Companies, Inc.	41,400	2,603,232
Railroads & Equipment - 2.00%
Burlington Northern Santa Fe Corp.	98,400	7,914,312
Retail Trade - 3.47%
Chico's FAS, Inc. * (a)	105,400	2,574,922
Costco Wholesale Corp.	103,800	5,588,592
Home Depot, Inc.	152,600	5,606,524

		13,770,038
Semiconductors - 5.56%
Analog Devices, Inc.	140,100	4,832,049
Intel Corp.	374,200	7,158,446
Linear Technology Corp.	92,100	2,909,439
National Semiconductor Corp.	125,000	3,017,500
Xilinx, Inc. (a)	160,800	4,137,384

		22,054,818
Software - 4.37%
BEA Systems, Inc. *	134,900	1,563,491
Microsoft Corp.	478,600	13,338,582
Red Hat, Inc. * (a)	105,600	2,421,408

		17,323,481
Telecommunications Equipment &
Services - 0.30%
Embarq Corp.	21,500	1,211,525
Telephone - 3.71%
AT&T, Inc.	166,500	6,565,095
Sprint Nextel Corp.	429,500	8,143,320

		14,708,415

The accompanying notes are an integral part of the financial statements.
354

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight - 1.64%
FedEx Corp.	60,600	$6,510,258

TOTAL COMMON STOCKS (Cost $393,592,322)		$395,759,210

SHORT TERM INVESTMENTS - 4.05%
State Street Navigator Securities
Lending Prime Portfolio (c)	$16,044,861	$16,044,861

TOTAL SHORT TERM INVESTMENTS
(Cost $16,044,861)		$16,044,861

REPURCHASE AGREEMENTS - 0.43%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$1,726,662 on 04/02/2007,
collateralized by $1,805,000 U.S.
Treasury Bills, zero coupon due
09/27/2007 (valued at $1,761,680,
including interest) (c)	$1,726,000	$1,726,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,726,000)		$1,726,000

Total Investments (Strategic Opportunities Trust)
(Cost $411,363,183) - 104.27%		$413,530,071
Liabilities in Excess of Other Assets - (4.27)%		(16,951,006)

TOTAL NET ASSETS - 100.00%		$396,579,065

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 1.59%
Treasury Inflation Protected
Securities (d) - 0.93%
2.00% due 01/15/2026 (a)***	$8,463,842	$8,043,959
2.375% due 01/15/2025 (a)***	9,556,286	9,618,249
3.625% due 04/15/2028 (a)***	875,959	1,066,241

		18,728,449
U.S. Treasury Bonds - 0.66%
6.625% due 02/15/2027 ***	4,100,000	4,973,173
4.75% due 02/15/2037 (a)***	4,500,000	4,429,688
6.00% due 02/15/2026 ***	3,500,000	3,955,819

		13,358,680

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,644,901)		$32,087,129

U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.12%
Federal Home Loan Mortgage Corp. - 0.52%
3.952% due 06/01/2034 ***	936,242	920,737
5.00% due 05/01/2018 to 12/01/2018 ***	2,922,852	2,890,108
6.00% due 03/01/2016 to 09/01/2016 ***	151,360	154,082
6.00% TBA **	6,000,000	6,046,872

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
7.467% due 01/01/2029 (b)***		$459,541	$464,501

			10,476,300
Federal National Mortgage
Association - 37.63%
5.00% due 05/01/2036 to 03/01/2037 ***		58,402,847	56,424,283
4.686% due 09/01/2035 (b)***		8,698,982	8,750,188
5.00% due 11/01/2017 to 02/01/2037 ***		169,166,953	165,128,151
5.00% TBA **		3,000,000	2,937,814
5.50% due 11/01/2016 to 06/01/2036 ***		307,211,313	304,522,588
5.50% TBA **		40,500,000	40,069,687
5.627% due 05/01/2036 (b)***		5,288,679	5,346,298
5.958% due 06/01/2043 (b)***		3,673,504	3,721,401
6.00% due 03/01/2016 to 09/01/2036 ***		10,388,244	10,476,918
6.00% TBA **		160,000,000	161,150,080
6.333% due 10/01/2040 (b)***		676,425	690,692
7.263% due 07/01/2009 (b)***		311,478	311,124

			759,529,224
Government National Mortgage
Association - 0.51%
4.75% due 01/20/2032 to
02/20/2032 (b)***		1,794,452	1,799,587
5.00% due 12/20/2034 to 03/20/2035 ***		1,214,536	1,050,146
5.375% due 05/20/2023 to
05/20/2030 (b)***		1,396,335	1,410,798
5.75% due 09/20/2021 (b)***		114,126	115,249
6.00% TBA **		5,000,000	5,064,060
6.125% due 10/20/2029 to
11/20/2029 (b)***		934,529	946,581

			10,386,421
Small Business Administration - 0.46%
4.504% due 02/01/2014 ***		934,968	907,971
4.88% due 11/01/2024 ***		175,257	172,809
5.13% due 09/01/2023 ***		308,146	308,478
5.52% due 06/01/2024 ***		5,863,010	5,959,894
6.344% due 08/01/2011 ***		1,835,637	1,897,828
7.449% due 08/01/2010 ***		95,404	99,662

			9,346,642

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $794,681,987)			$789,738,587

FOREIGN GOVERNMENT OBLIGATIONS - 0.12%
Brazil - 0.02%
Federative Republic of Brazil
10.25% due 01/10/2028 (a)***	BRL	700,000	339,489
Panama - 0.05%
Republic of Panama
8.875% due 09/30/2027 ***		$800,000	1,019,200
Poland - 0.02%
Republic of Poland, Series RSTA
zero coupon, Step up to 4.75% on
04/27/2007 due 10/27/2024 ***		500,000	484,755

The accompanying notes are an integral part of the financial statements.
355

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
South Africa - 0.03%
Republic of South Africa
9.125% due 05/19/2009 ***	$500,000	$537,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,041,529)		$2,380,944

CORPORATE BONDS - 28.56%
Agriculture - 0.05%
Freeport McMoran, Inc.
2.00% due 03/19/2014 *** (f)	1,000,000	1,000,000
Air Travel - 0.01%
American Airlines, Series 2001-2, Class A-1
6.978% due 04/01/2011 ***	201,177	206,709
Automobiles - 0.52%
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008 ***	2,600,000	2,587,746
5.77% due 03/13/2009 (b)***	3,000,000	3,009,123
DaimlerChrysler N.A. Holding Corp., MTN
5.81% due 08/03/2009 (b)***	3,500,000	3,514,270
DaimlerChrysler N.A. Holding Corp., Series MTN
5.69% due 03/13/2009 (b)***	1,300,000	1,299,925

		10,411,064
Banking - 9.20%
ANZ National International Ltd.
5.40% due 08/07/2009 (b)***	5,000,000	4,996,590
Bank of America Corp.
5.36% due 06/19/2009 (b)***	16,700,000	16,714,813
Bank of America NA, Series BKNT
5.36% due 12/18/2008 (b)***	9,900,000	9,891,080
5.3769% due 07/25/2008 (b)***	100,000	100,000
6.00% due 10/15/2036 ***	1,400,000	1,401,897
Bank of Ireland YCD FRN
5.40% due 01/15/2010 (b)***	10,500,000	10,497,276
Bank of Ireland, Series MTN
5.415% due 12/18/2009 (b)***	9,000,000	9,002,052
Banque Nationale de Paris, Series YCD
5.262% due 05/28/2008 (b)***	3,000,000	3,000,015
BNP Paribas
5.261% due 07/03/2008 ***	4,500,000	4,498,349
Calyon NY FRN YCD
5.34% due 01/16/2009 (b)***	5,800,000	5,798,014
China Development Bank
5.00% due 10/15/2015 (a)***	500,000	490,811
Dexia Credit Local/New York, Series YCD
5.27% due 09/29/2008 (b)***	20,200,000	20,197,051
DnB NORBank ASA
5.4434% due 10/13/2009 (b)***	3,300,000	3,299,502
Export-Import Bank of China
4.875% due 07/21/2015 ***	500,000	486,498
Fortis Bank SA/NV - New York, NY, Series YCD
5.295% due 04/28/2008 (b)***	8,100,000	8,107,752
HSBC Bank USA, Series BKNT
5.42% due 09/21/2007 (b)***	7,900,000	7,903,934
5.48% due 06/10/2009 (b)***	1,200,000	1,203,107

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***	$2,600,000	$2,599,077
5.4849% due 09/15/2008 (b)***	8,600,000	8,615,781
HSBC Holdings PLC
6.50% due 05/02/2036 ***	1,300,000	1,373,982
National Australia Bank Ltd.
5.38% due 09/11/2009 (b)***	3,800,000	3,799,797
Nordea Bank Finland, Series YCD
5.307% due 05/28/2008 ***	2,900,000	2,900,690
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)***	700,000	696,578
Royal Bank of Scotland PLC
5.4238% due 07/21/2008 (b)***	2,900,000	2,901,940
Santander US Debt SA Unipersonal
5.42563% due 11/20/2009 ***	4,100,000	4,101,369
5.45% due 09/19/2008 (b)***	6,600,000	6,609,359
Unicreditio Italiano, Series YCD
5.35% due 05/06/2008 ***	18,500,000	18,496,670
VTB Capital SA for Vneshtorgbank
5.975% due 08/01/2008 ***	3,500,000	3,501,750
Wachovia Bank NA, Series BKNT
5.42% due 05/25/2010 (b)***	16,500,000	16,530,904
Wachovia Bank NA, Series BKNT
5.32% due 10/03/2008 ***	2,600,000	2,599,246
Wachovia Corp, Series MTN
5.41% due 12/01/2009 (b)***	800,000	800,494
Wachovia Corp.
5.625% due 10/15/2016 ***	300,000	301,301
Westpac Banking Corp., Series DPNT
5.31% due 06/06/2008 ***	2,300,000	2,299,395

		185,717,074
Cable and Television - 0.35%
Comcast Corp.
5.66% due 07/14/2009 (b)***	4,400,000	4,406,050
5.875% due 02/15/2018 ***	1,000,000	1,002,703
6.45% due 03/15/2037 ***	1,000,000	1,001,140
Cox Communications, Inc.
5.875% due 12/01/2016 ***	600,000	604,561

		7,014,454
Cellular Communications - 0.01%
AT&T Broadband Corp.
8.375% due 03/15/2013 ***	200,000	228,714
Coal - 0.09%
Peabody Energy Corp.
7.875% due 11/01/2026 ***	1,600,000	1,720,000
Crude Petroleum & Natural Gas - 0.28%
Anadarko Petroleum Corp.
5.7549% due 09/15/2009 (b)***	5,700,000	5,712,124
Diversified Financial Services - 1.88%
AIG Matched Funding Corp.
5.35% due 06/16/2008 (b)***	3,500,000	3,502,418
General Electric Capital Corp., Series A
5.43% due 10/06/2010 (b)***	4,900,000	4,896,011

The accompanying notes are an integral part of the financial statements.
356

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services
(continued)
General Electric Capital Corp., Series MTN
5.40% due 01/05/2009 (b)***	$2,100,000	$2,100,557
5.41% due 10/26/2009 (b)***	5,600,000	5,594,982
5.43% due 08/15/2011 (b)***	6,500,000	6,490,582
5.46% due 10/21/2010 (b)***	7,800,000	7,810,725
5.56% due 01/08/2016 (b)***	1,600,000	1,600,856
General Electric Capital Corp., Series MTNA
5.4749% due 12/15/2009 (b)***	3,400,000	3,406,623
General Electric Capital Corp., Series MTN
5.43% due 01/20/2010 (b)***	2,600,000	2,603,710

		38,006,464
Electrical Utilities - 0.14%
Dominion Resources, Inc.
5.70% due 09/17/2012 ***	150,000	153,238
PSEG Power LLC
6.95% due 06/01/2012 ***	100,000	106,800
Southern California Edison Company
5.46% due 02/02/2009 (b)***	2,600,000	2,604,597

		2,864,635
Financial Services - 10.81%
Abbey National Treasury Services PLC, Series YCD
5.275% due 07/02/2008 ***	5,400,000	5,400,119
American Express Bank FSB/Salt Lake City UT,
Series BKNT
5.41% due 10/20/2009 (b)***	4,300,000	4,295,665
American Express Centurion Bank, Series BKNT
5.35% due 05/07/2008 (b)***	4,200,000	4,197,281
American Express Credit Corp., Series MTN
5.41% due 03/02/2009 (b)***	4,300,000	4,303,526
American Honda Finance Corp, Series MTN
5.41% due 02/09/2010 (b)***	4,600,000	4,595,207
Bear Stearns Companies, Inc., Series MTN
5.45% due 08/21/2009 (b)***	13,200,000	13,205,267
Bear Stearns Companies, Inc., Series MTNB
5.44% due 03/30/2009 (b)***	3,800,000	3,805,677
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***	2,500,000	2,450,120
Calabash Re, Ltd.
13.765% due 01/08/2010 (b)***	4,400,000	4,503,400
CIT Group Holdings, Inc.
5.51% due 01/30/2009 (b)***	3,600,000	3,604,356
CIT Group, Inc.
5.50% due 12/19/2008 (b)***	3,500,000	3,505,964
5.64% due 07/28/2011 (b)***	4,100,000	4,103,100
CIT Group, Inc., Series MTN
5.48% due 08/17/2009 (b)***	6,600,000	6,603,076
Citigroup Funding, Inc., Series MTN
5.3425% due 12/08/2008 (b)***	1,400,000	1,399,983
Citigroup, Inc.
5.3879% due 12/26/2008 (b)***	10,000,000	10,002,820
5.3925% due 12/28/2009 (b)***	1,200,000	1,199,240
5.40% due 01/30/2009 (b)***	12,200,000	12,200,122
6.125% due 08/25/2036 ***	4,200,000	4,265,944

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
GMAC LLC
6.00% due 12/15/2011 ***		$600,000	$581,946
Goldman Sachs Group, Inc.
5.4056% due 12/23/2008 (b)***		600,000	599,713
5.44% due 06/23/2009 (b)***		3,200,000	3,199,523
5.625% due 01/15/2017 ***		2,900,000	2,872,444
Goldman Sachs Group, Inc., Series MTN
5.45% due 11/10/2008 (b)***		4,000,000	4,003,968
5.455% due 11/16/2009 (b)***		1,600,000	1,600,344
Goldman Sachs Group, Inc., Series MTNB
5.44% due 12/22/2008 (b)***		4,600,000	4,604,959
5.69% due 07/23/2009 (b)***		9,600,000	9,649,008
HBOS PLC
5.92% due 09/29/2049 (b)***		700,000	685,896
HBOS Treasury Services PLC, Series MTN
5.4003% due 07/17/2009 (b)***		5,800,000	5,799,891
John Deere Capital Corp., Series MTN
5.41% due 07/15/2008 (b)***		3,600,000	3,601,559
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036 ***		700,000	695,358
JSG Packaging, Ltd.
5.595% due 11/29/2014 (b)***	EUR	1,000,000	1,350,775
Lehman Brothers Holdings, Inc., Series MTN
5.37% due 11/24/2008 (b)***		$2,300,000	2,299,545
5.42% due 12/23/2008 (b)***		500,000	499,847
5.45% due 10/22/2008 (a)(b)***		6,100,000	6,105,539
5.45% due 04/03/2009 (b)***		3,500,000	3,500,591
5.46% due 08/21/2009 (b)***		3,500,000	3,499,825
5.58% due 07/18/2011 (a)(b)***		2,700,000	2,703,151
Merrill Lynch & Company, Inc., Series MTN
5.56% due 07/25/2011 (b)***		4,800,000	4,807,339
Merrill Lynch & Company, Inc., Series MTNC
5.43% due 06/16/2008 (b)***		9,600,000	9,610,301
Merrill Lynch & Company, Inc., Series MTN
5.45% due 08/14/2009 (b)***		3,400,000	3,399,490
Morgan Stanley, Series GMTN
5.47% due 02/09/2009 (b)***		7,300,000	7,305,774
Morgan Stanley, Series MTN
5.39% due 11/21/2008 (b)***		2,800,000	2,798,452
5.44% due 03/07/2008 (b)***		3,600,000	3,601,001
5.45025% due 01/15/2010 (b)***		2,900,000	2,898,802
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)***		1,900,000	1,909,386
Phoenix Quake Wind, Ltd.
7.81% due 07/03/2008 (b)***		800,000	802,568
Phoenix Quake, Ltd.
7.81% due 07/03/2008 (b)***		800,000	804,640
Pricoa Global Funding I
5.44% due 01/25/2008 (b)***		6,400,000	6,405,498
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009 ***		3,600,000	4,036,500
SLM Corp., Series MTNA
5.57% due 07/25/2008 (b)***		15,200,000	15,235,735
SMFG Preferred Capital
6.078% due 01/29/2049 (b)***		2,400,000	2,404,656

The accompanying notes are an integral part of the financial statements.
357

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
TNK-BP Finance SA, Series 144A
6.125% due 03/20/2012 ***	$700,000	$695,067

		218,209,958
Food & Beverages - 0.01%
Kraft Foods, Inc.
6.25% due 06/01/2012 ***	100,000	103,910
Gas & Pipeline Utilities - 0.59%
El Paso Corp.
7.75% due 01/15/2032 (a)***	7,900,000	8,729,500
Williams Companies, Inc.
6.375% due 10/01/2010 ***	3,200,000	3,244,000

		11,973,500
Insurance - 0.25%
American International Group, Inc.
5.05% due 10/01/2015 ***	700,000	684,869
5.37% due 06/16/2009 (b)***	3,000,000	3,001,158
MetLife, Inc.
6.40% due 12/15/2036 (b)***	1,300,000	1,269,311

		4,955,338
International Oil - 0.43%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017 ***	700,000	699,854
Gaz Capital for Gazprom
6.212% due 11/22/2016 ***	700,000	700,000
Pemex Project Funding Master Trust
5.75% due 12/15/2015 ***	1,300,000	1,302,600
7.375% due 12/15/2014 ***	600,000	662,700
8.625% due 02/01/2022 ***	300,000	373,500
Ras Laffan LNG III
5.838% due 09/30/2027 ***	1,500,000	1,433,445
Transocean, Inc.
5.5906% due 09/05/2008 ***	3,500,000	3,503,710

		8,675,809
Leisure Time - 0.01%
MGM Mirage, Inc.
6.00% due 10/01/2009 ***	200,000	200,250
Manufacturing - 0.38%
General Electric Company
5.38% due 12/09/2008 (b)***	2,800,000	2,801,747
Siemens Financieringsmaatschappij NV
5.41% due 08/14/2009 (b)***	4,900,000	4,900,892

		7,702,639
Metal & Metal Products - 0.02%
CODELCO, Inc.
6.15% due 10/24/2036 ***	400,000	408,743
Mining - 0.07%
Vale Overseas, Ltd.
6.25% due 01/23/2017 ***	700,000	713,271
6.875% due 11/21/2036 ***	700,000	722,881

		1,436,152

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Petroleum Services - 0.02%
Petroleum Export, Ltd.
5.265% due 06/15/2011 ***		$515,887	$504,677
Retail - 0.41%
Wal-Mart Stores, Inc.
5.265% due 06/16/2008 (b)***		8,300,000	8,294,207
Software - 0.19%
Oracle Corp.
5.59% due 01/13/2009 (b)***		3,900,000	3,903,974
Telecommunications Equipment &
Services - 0.86%
Embarq Corp.
6.738% due 06/01/2013 ***		2,700,000	2,787,466
7.082% due 06/01/2016 ***		5,400,000	5,505,543
France Telecom SA
7.75% due 03/01/2011 ***		200,000	217,896
France Telecom SA, Series REGS
6.75 due 03/14/2008 ***	EUR	200,000	273,412
Verizon Communications, Inc.
5.40% due 04/03/2009 ***		$8,400,000	8,398,253
Verizon Global Funding Corp.
7.25% due 12/01/2010 ***		200,000	213,624

			17,396,194

Telephone - 1.81%
AT&T Corp.
7.3 due 11/15/2011 (b)***		1,538,000	1,669,585
AT&T, Inc.
5.45% due 05/15/2008 (b)***		15,000,000	15,010,050
BellSouth Corp.
5.46% due 08/15/2008 (b)***		5,700,000	5,702,964
Qwest Capital Funding, Inc.
7.25% due 02/15/2011 (a)***		113,000	115,684
Qwest Corp.
7.625% due 06/15/2015 ***		3,100,000	3,309,250
Sprint Capital Corp.
6.125% due 11/15/2008 ***		500,000	506,358
Sprint Nextel Corp.
6.00% due 12/01/2016 ***		700,000	688,874
Telecom Italia Capital SA
5.97% due 07/18/2011 (b)***		4,800,000	4,824,379
Telefonica Emisones SAU
5.65% due 06/19/2009 (b)***		4,700,000	4,715,806

			36,542,950

Transportation - 0.17%
FedEx Corp.
5.44% due 08/08/2007 (b)***		3,500,000	3,502,370

TOTAL CORPORATE BONDS (Cost $574,860,995)			$576,691,909

MUNICIPAL BONDS - 0.52%
California - 0.17%
Golden State Tobacco Securitization Corp.,
California, Series 2003-A-1
6.25% due 06/01/2033 ***		3,100,000	3,429,623
The accompanying notes are an integral part of the financial statements.
358

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Iowa - 0.02%
Tobacco Settlement Authority of Iowa, Series A
6.50% due 06/01/2023 ***	$495,000	$494,396
New York - 0.09%
New York State Environmental Facilities Corp.,
State Clean Water & Drinking
5.10% due 06/15/2022 *** (g)	1,700,000	1,804,686
Rhode Island - 0.03%
Tobacco Settlement Financing Corp.
6.25% due 06/01/2042 ***	500,000	536,840
South Carolina - 0.01%
Tobacco Settlement Revenue Management
Authority
6.375% due 05/15/2028 ***	200,000	214,176
Texas - 0.03%
University of Texas Permanent University Fund
4.75% due 07/01/2030 ***	500,000	511,655
Wisconsin - 0.17%
Badger Tobacco Asset Securitization Corp.
6.00% due 06/01/2017 ***	2,900,000	3,110,743
6.375% due 06/01/2032 ***	200,000	217,402
Wisconsin State Clean Water Revenue
5.10% due 06/01/2021 ***	110,000	115,741
5.10% due 06/01/2022 ***	25,000	26,269

		3,470,155

TOTAL MUNICIPAL BONDS (Cost $9,561,044)		$10,461,531

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.24%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045 ***	1,841,487	1,816,393
Bank of America Funding Corp., Series 2005-D,
Class A1
4.1134% due 05/25/2035 (b)***	2,917,732	2,907,365
Bank of America Funding Corp., Series 2004-A,
Class 1A3
5.0103% due 09/20/2034 (b)***	1,098,914	1,077,158
Bank of America Mortgage Securities, Inc.,
Series 2004-1, Class 5A1
6.50% due 09/25/2033 ***	416,792	421,220
Bank of America Mortgage Securities, Inc.,
Series 2004-2, Class 5A1
6.50% due 10/25/2031 ***	78,760	80,008
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 1A2
3.8785% due 07/25/2034 (b)***	390,550	394,379
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A2
5.3355% due 02/25/2033 (b)***	817,458	822,863
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-8, Class 2A1
4.776% due 01/25/2034 (b)***	2,417,971	2,409,020
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-6, Class 1A1
4.4906% due 09/25/2034 (b)***	510,143	511,110

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 1A1
4.8767% due 10/25/2034 (b)***	$535,610	$542,629
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 2A1
5.3485% due 09/25/2034 (b)***	217,008	217,126
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 2A1
5.3926% due 05/25/2035 (b)***	4,480,603	4,486,203
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.51% due 02/25/2034 (b)***	4,045,544	4,046,449
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	1,042,495	1,030,718
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.25% due 12/25/2033 ***	148,463	148,048
Countrywide Alternative Loan Trust,
Series 2006-OA19, Class A1
5.53% due 02/20/2047 (b)***	822	821
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-R4, Class 1A3
6.00% due 11/25/2026 ***	1,129,214	1,122,981
Countrywide Home Loans, Series 2003-R4,
Class 2A
6.50% due 01/25/2034 ***	287,893	294,339
Countrywide Home Loans, Series 2004-12,
Class 11A2
4.2155% due 08/25/2034 (b)***	356,242	355,902
Countrywide Home Loans, Series 2005-3, Class 1A2
5.61% due 04/25/2035 (b)***	715,347	716,555
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)***	1,064,582	1,059,668
Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR8, Class 2A1
4.6045% due 09/25/2034 (b)***	553,907	548,003
Federal Home Loan Mortgage Corp., Series 2204,
Class Z
7.50% due 12/20/2029 ***	1,367,112	1,430,799
Federal Home Loan Mortgage Corp., Series 2247,
Class Z
7.50% due 08/15/2030 ***	760,838	803,636
Federal Home Loan Mortgage Corp., Series 2362,
Class ZA
6.50% due 09/15/2031 ***	1,428,372	1,470,882
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032 ***	1,600,000	1,626,561
Federal Home Loan Mortgage Corp., Series 2503,
Class PZ
6.00% due 09/15/2032 ***	1,832,717	1,829,250
Federal Home Loan Mortgage Corp., Series 2863,
Class KZ
5.00% due 09/15/2034 ***	113,285	93,942

The accompanying notes are an integral part of the financial statements.
359

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 2901,
Class UB
5.00% due 03/15/2033 ***	$800,000	$772,225
Federal Home Loan Mortgage Corp., Series 2906,
Class GZ
5.00% due 09/15/2034 ***	335,643	300,135
Federal Home Loan Mortgage Corp., Series 2935,
Class HJ
5.00% due 02/15/2035 ***	400,000	371,367
Federal Home Loan Mortgage Corp., Series 2941,
Class WE
5.00% due 03/15/2035 ***	400,000	374,909
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
5.62% due 05/15/2036 (b)***	2,800,000	2,812,370
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
6.133% due 02/25/2045 (b)***	555,300	557,450
Federal National Mortgage Association, Series
2002-56, Class ZQ
6.00% due 09/25/2032 ***	13,156,289	13,221,766
Federal National Mortgage Association, Series
2003-116, Class FA
5.72% due 11/25/2033 (b)***	493,115	496,475
Federal National Mortgage Association, Series
2003-W1, Class 1A1
6.50% due 12/25/2042 ***	683,868	697,809
Federal National Mortgage Association, Series
2004-11, Class A
5.44% due 03/25/2034 (b)***	74,158	74,253
Federal National Mortgage Association, Series
2004-T1, Class 1A1
6.00% due 01/25/2044 ***	372,769	376,004
Federal National Mortgage Association, Series
2004-W2, Class 1A3F
5.67% due 02/25/2044 (b)***	327,247	327,105
Federal National Mortgage Association, Series
2005-14, Class KZ
5.00% due 03/25/2035 ***	110,955	92,257
Federal National Mortgage Association, Series
2005-9, Class ZA
5.00% due 02/25/2035 ***	557,084	489,700
Federal National Mortgage Association, Series
2006-5 Class 3A2
4.6726% due 05/25/2035 (b)***	700,000	693,879
First Nationwide Trust, Series 2001-3, Class 1A1
6.75% due 08/21/2031 ***	45,630	45,481
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
5.43% due 01/25/2047 (b)***	4,081,564	4,080,591
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40% due 10/25/2046 (b)***	4,374,735	4,375,351
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
6.02% due 01/25/2032 (b)***	54,881	55,370

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
5.54% due 05/19/2035 (b)***	$1,147,029	$1,148,463
Indymac Arm Trust, Series 2001-H2, Class A2
6.7977% due 01/25/2032 (b)***	20,599	20,522
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
5.44% due 11/25/2046 (b)***	3,133,679	3,132,996
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030 ***	2,818,444	2,812,291
Lehman Brothers Floating Rate
Commercial Mortgage Trust,
Series 2006-LLFA , Class A1
5.40% due 09/15/2021 (b)***	1,656,600	1,656,592
Lehman XS Trust, Series 2006-16N, Class A1A
5.43% due 11/25/2046 (b)***	4,344,906	4,343,891
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
5.56% due 06/15/2030 (b)***	3,715,091	3,720,194
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
5.38% due 10/15/2020 (b)***	2,853,239	2,853,239
Nomura Asset Acceptance Corp., Series 2004-R1,
Class A2
7.50% due 03/25/2034 ***	372,747	388,184
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
5.72% due 02/25/2034 (b)***	903,601	905,801
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
5.72% due 02/25/2019 (b)***	196,157	196,437
Residential Accredit Loans, Inc., Series 2005-QO1,
Class A1
5.65% due 08/25/2035 (b)***	5,230,948	5,237,582
Residential Funding Mortgage Securities I, Series
2004-S9, Class 1A23
5.50% due 12/25/2034 ***	300,000	268,382
Residential Funding Mortgage Securities I,
Series 2004-S2, Class A1
5.25% due 03/25/2034 ***	252,033	248,167
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A
4.9646% due 07/25/2034 (b)***	316,472	314,467
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR2, Class 2A1
5.55% due 05/25/2045 (b)***	95,838	95,926
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1
7.2264% due 01/25/2032 (b)***	64,632	64,396
Structured Asset Securities Corp.,
Series 2002-1A, Class 4A
6.0367% due 02/25/2032 (b)***	50,468	50,315
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
5.43% due 12/25/2036 (b)***	3,661,127	3,658,403
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
5.44% due 08/25/2036 (b)***	8,106,034	8,093,471

The accompanying notes are an integral part of the financial statements.
360

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.41% due 09/15/2021 (b)***	$12,295,792	$12,295,730
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR2, Class A
5.642% due 02/27/2034 (b)***	167,847	169,500
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR9, Class 1A
6.3833% due 08/25/2042 (b)***	2,902,067	2,911,064
Washington Mutual Mortgage Securities Corp.,
Series 2002-S5, Class 1A1
5.1113% due 10/25/2032 (b)***	437,876	436,298
Washington Mutual Mortgage Securities Corp.,
Series 2003-AR1, Class 2A
5.3849% due 02/25/2033 (b)***	1,538,023	1,534,207
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR13, Class A1A1
5.61% due 10/25/2045 (b)***	1,112,812	1,114,404
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
5.63% due 01/25/2045 (b)***	75,711	75,821
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR6, Class 2A1A
5.55% due 04/25/2045 (b)***	125,238	125,506
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)***	899,031	902,955
Washington Mutual, Inc., Series 2002-AR6, Class A
6.3833% due 06/25/2042 (b)***	44,954	45,011
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)***	4,676,822	4,643,159

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $125,440,919)		$125,941,899

ASSET BACKED SECURITIES - 5.42%
ACE Securities Corp., Series 2006-HE2, Class A2A
5.38% due 05/25/2036 (b)***	2,949,927	2,950,153
Argent Securities, Inc., Series 2006-M2, Class A2A
5.37% due 09/25/2036 (b)***	1,637,686	1,637,101
Brazos Student Finance Corp.,
Series 1998-A, Class A2
5.96% due 06/01/2023 (b)***	524,306	526,732
Capital One Auto Finance Trust, Series 2006-C,
Class A1
5.34% due 12/14/2007 ***	1,371,207	1,371,316
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
5.375% due 10/25/2036 ***	1,740,423	1,740,419
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
5.37% due 03/25/2047 (b)***	4,034,985	4,052,443
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
5.42% due 06/25/2037 (b)***	3,667,638	3,669,970

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
5.46% due 10/25/2036 ***	$4,022,125	$4,021,070
EMC Mortgage Loan Trust, Series 2001-A Class A
5.69% due 05/25/2040 (b)***	2,127,708	2,132,106
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FF12, Class A2A
5.41% due 11/25/2036 (b)***	848,999	849,147
Fremont Home Loan Trust, Series 2006-3, Class
2A1
5.39% due 02/25/2037 (b)***	2,242,147	2,242,142
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
5.40% due 12/25/2036 (b)***	2,217,558	2,217,380
JP Morgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
5.37% due 11/25/2028 (b)***	6,744,568	6,743,620
JP Morgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A2
5.37% due 08/25/2036 (b)***	1,671,808	1,671,708
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
5.60% due 10/25/2034 (b)***	612,479	613,151
MBNA Credit Card Master Note Trust, Series
2003-A3, Class A3
5.44% due 08/16/2010 (b)***	4,400,000	4,405,849
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
5.42% due 08/25/2036 (b)***	16,024,434	16,013,563
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.39% due 03/25/2036 (b)***	3,553,273	3,553,720
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
5.632% due 10/25/2034 (b)***	8,424,254	8,429,597
Quest Trust, Series 2004-X2, Class A1
5.88% due 06/25/2034 (b)***	9,273	9,291
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
5.40% due 10/25/2036 (b)***	5,036,997	5,036,643
Residential Asset Securities Corp.,
Series 2006-KS6, Class A1
5.36% due 08/25/2036 (b)***	2,134,936	2,135,041
Residential Asset Securities Corp.,
Series 2006-KS9, Class AI1
5.42% due 11/25/2036 (b)***	4,471,087	4,471,375
Saxon Asset Securities Trust, Series 2006-3, Class
A1
5.38% due 11/25/2036 (b)***	2,190,540	2,190,383
SBI Heloc Trust, Series 2006-1A, Class 1A2A
5.49% due 08/25/2036 (b)***	2,573,683	2,573,671
SLM Student Loan Trust, Series 2006-3, Class A2
5.36% due 01/25/2016 (b)***	3,531,831	3,532,562
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
5.42% due 10/25/2036 (b)***	5,953,790	5,954,100

The accompanying notes are an integral part of the financial statements.
361

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Structured Asset Securities Corp., Series
2005-WF3, Class A1
5.45% due 07/25/2035 (b)***	$1,136,513	$1,136,707
Structured Asset Securities Corp., Series
2006-BC3, Class A2
5.37% due 10/25/2036 (b)***	4,781,347	4,783,931
Structured Asset Securities Corp.,
Series 2006-11, Class A1
5.345% due 10/25/2035 (b)***	4,596,702	4,578,729
Wells Fargo Home Equity Trust, Series 2005-4,
Class AI1
5.44% due 12/25/2035 (b)***	4,140,414	4,140,848

TOTAL ASSET BACKED SECURITIES
(Cost $109,365,441)		$109,384,468

PREFERRED STOCKS - 0.95%
Banking - 0.64%
DG Funding Trust ***	981	10,328,091
RBS Capital Trust I (b)***	2,100,000	2,006,667
USB Capital IX (b)***	500,000	512,673

		12,847,431
Financial Services - 0.31%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. (b)***	700,000	715,023
UBS Preferred Funding Trust V, Series 1 (b)***	5,400,000	5,574,885

		6,289,908

TOTAL PREFERRED STOCKS (Cost $19,030,495)		$19,137,339

OPTIONS - 0.41%
Call Options - 0.40%
Over The Counter European Style Call
Expiration 07/02/2007 at $3.96 *	47,000,000	7,381
Expiration 07/02/2007 at $3.96 *	15,000,000	2,356
Expiration 07/02/2007 at $3.96 *	31,000,000	4,869
Expiration 07/02/2007 at $4.10 *	33,000,000	14,111
Expiration 02/01/2008 at $4.75 *	59,000,000	142,244
Expiration 03/31/2008 at $4.75 *	138,600,000	760,871
Expiration 03/31/2008 at $4.75 *	106,600,000	585,201
Expiration 08/08/2007 at $4.80 *	44,000,000	119,167
Expiration 07/02/2007 at $4.85 *	90,000,000	46,421
Expiration 10/25/2007 at $4.90 *	62,000,000	309,691
Expiration 07/02/2007 at $4.90 *	111,000,000	309,138
Expiration 08/08/2007 at $4.90 *	21,000,000	75,230
Expiration 08/08/2007 at $4.90 *	84,000,000	89,881
Expiration 02/01/2008 at $5.00 *	124,200,000	906,384
Expiration 08/08/2007 at $5.00 *	141,000,000	207,075
Expiration 06/15/2007 at $5.0575 *	12,000,000	300
Expiration 06/15/2007 at $5.08 *	7,300,000	226
Expiration 06/15/2007 at $5.08 *	4,800,000	149
Expiration 06/07/2007 at $5.25 *	81,000,000	515,622
Expiration 06/07/2007 at $5.25 *	15,000,000	95,485
Expiration 07/02/2007 at $5.25 *	213,000,000	1,490,506
Expiration 07/02/2007 at $5.37 *	166,500,000	1,471,439
Expiration 06/30/2007 at $5.50 *	77,000,000	846,108

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
Call Options (continued)
Over The Counter European Style Call (continued)
Expiration 03/17/2010 at $103.80 *	2,000,000	$104,040

		8,103,895
Put Options - 0.01%
Chicago Mercantile Exchange American
Purchase Put on Eurodollar
Expiration 09/17/2007 at $90.75 *	1,747,500	4,369
Expiration 06/18/2007 at $91.00 *	3,530,000	8,825
Expiration 06/18/2007 at $91.25 *	3,870,000	9,675
Expiration 09/17/2007 at $91.25 *	2,030,000	5,075
Expiration 12/17/2007 at $91.25 *	3,075,000	7,687
Expiration 03/17/2008 at $91.75 *	12,182,500	30,456
Expiration 12/17/2007 at $92.25 *	425,000	1,063
Expiration 03/17/2008 at $92.50 *	2,270,000	5,675
Expiration 03/17/2008 at $92.75 *	2,940,000	7,350
Expiration 06/18/2007 at $92.75 *	1,782,500	4,456
EUREX American Put Euro Bund
Expiration 05/24/2007 at $110.50 *	4,100,000	0
Over The Counter European Purchase Put
Expiration 03/17/2010 at $103.80 *	2,000,000	76,200

		160,831

TOTAL OPTIONS (Cost $7,349,012)		$8,264,726

SHORT TERM INVESTMENTS - 24.88%
Bank of America Corp.
5.200% due 07/20/2007 to
07/24/2007 ***	$32,300,000	$31,786,986
Barclays U.S. Funding LLC
5.215% due 06/07/2007 ***	94,700,000	93,780,871
BNP Paribas Finance, Inc.
5.395% due 04/02/2007 ***	11,300,000	11,298,302
DaimlerChrysler North America Holding Corp.
5.345% due 06/22/2007 ***	8,900,000	8,791,645
Fortis Bank
5.265% due 06/30/2008 (b)***	3,100,000	3,098,484
5.30% due 09/30/2008 (b)***	3,900,000	3,897,660
HBOS Treasury Services PLC
5.225% due 06/25/2007 ***	48,200,000	47,605,366
Ixis Commerical Paper
5.215% due 06/13/2007 ***	54,800,000	54,220,498
Nordea Bank Finland PLC
5.262% due 03/31/2008 ***	2,800,000	2,798,703
Rabobank USA Finance Corp.
5.395% due 04/02/2007 ***	55,500,000	55,491,675
Royal Bank of Canada NY
5.265% due 06/30/2008 ***	8,000,000	7,996,566
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008 ***	11,000,000	10,996,790
5.35% due 12/21/2007 (b)***	4,100,000	4,102,714
Santander US Debt SA Unipersonal
5.40% due 09/21/2007 (b)***	2,400,000	2,401,413
Skandinaviska Enskilda Banken AB
5.272% due 07/06/2007 ***	4,900,000	4,902,792
Societe Generale North America, Inc.
5.20% due 04/02/2007 ***	24,600,000	24,596,447

The accompanying notes are an integral part of the financial statements.
362

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Societe Generale North America, Inc. (continued)
5.22% due 06/19/2007 ***	$13,900,000	$13,740,775
5.225% due 05/10/2007 ***	6,000,000	5,966,037
Societe Generale NY
5.268% due 06/30/2008 ***	13,000,000	13,000,338
Societe Generale NY, Series YCD
5.257% due 06/11/2007 (b)***	3,000,000	2,999,748
State Street Navigator Securities Lending
Prime Portfolio (c)	27,385,797	27,385,797
Toyota Motor Credit Corp., MTN
5.22% due 06/19/2007 ***	3,600,000	3,558,762
U.S. Treasury Bills
zero coupon due 06/14/2007 *** ****	11,295,000	11,179,957
UBS Finance (Delaware) LLC
5.225% due 06/01/2007 ***	52,400,000	51,936,078
5.235% due 05/24/2007 ***	2,200,000	2,183,044
Viacom, Inc.
5.594% due 05/29/2007 ***	2,600,000	2,600,000

TOTAL SHORT TERM INVESTMENTS
(Cost $502,308,541)		$502,317,448

REPURCHASE AGREEMENTS - 3.48%
Lehman Brothers Tri-Party
Repurchase Agreement dated
03/30/2007 at 5.15% to be
repurchased at $70,296,961 on
4/02/2007, collateralized by
$4,310,000 Federal National
Mortgage Association, 2.35% due
04/05/2007 (valued at $4,353,100,
including interest) and
$48,390,000 U.S. Treasury Bond,
8.75% due 08/15/2020 (valued at
$67,576,025, including interest)	$66,000,000	$66,000,000
Repurchase Agreement with State Street
Corp. dated 03/30/2007 at 4.60% to be
repurchased at $4,268,636 on 4/02/2007,
collateralized by $4,310,000 Federal
National Mortgage Association, 2.35% due
04/05/2007 (valued at $4,353,100,
including interest) (c)	4,267,000	4,267,000

TOTAL REPURCHASE AGREEMENTS
(Cost $70,267,000)		$70,267,000

Total Investments (Total Return Trust)
(Cost $2,247,551,864) - 111.29%		$2,246,672,980
Liabilities in Excess of Other Assets - (11.29)%		(227,976,587)

TOTAL NET ASSETS - 100.00%		$2,018,696,393

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES - 100.00%
U.S. Treasury Notes
4.625%, due 02/15/2017 ***	$6,600,000	$6,586,595

TOTAL U.S. TREASURY
NOTES (Proceeds $6,667,245)		$6,586,595

Total Securities Sold Short
(Proceeds $6,667,245)		$6,586,595

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.75%
Advertising - 0.30%
24/7 Real Media, Inc. * (a)	1,543	$12,390
Aquantive, Inc. *	1,688	47,112
Clear Channel Outdoor Holdings, Inc. * (a)	8,218	216,216
Getty Images, Inc. * (a)	1,525	74,161
inVentiv Health, Inc. *	769	29,445
Lamar Advertising Company, Class A * (a)	2,574	162,085
Marchex, Inc., Class B	1,062	16,270
Monster Worldwide, Inc. *	3,015	142,820
Omnicom Group, Inc.	4,373	447,708
The Interpublic Group of Companies, Inc. * (a)	10,631	130,868
ValueClick, Inc. *	2,371	61,954

		1,341,029
Aerospace - 1.70%
AAR Corp. * (a)	988	27,229
Alliant Techsystems, Inc. * (a)	854	75,084
Argon ST, Inc. * (a)	529	13,997
Armor Holdings, Inc. *	880	59,250
BE Aerospace, Inc. * (a)	1,588	50,340
Boeing Company	19,819	1,762,107
Curtiss Wright Corp. (a)	1,106	42,625
Ducommun, Inc. *	465	11,965
EDO Corp. (a)	458	12,000
Esterline Technologies Corp. *	671	27,558
GenCorp, Inc. * (a)	1,537	21,272
General Dynamics Corp.	9,646	736,954
Goodrich Corp. (a)	3,023	155,624
HEICO Corp., Class A	913	28,623
Herley Industries, Inc. * (a)	514	8,029
Innovative Solutions & Support, Inc. * (a)	629	15,926
Integral Systems, Inc. (a)	446	10,780
K&F Industries Holdings, Inc. * (a)	1,011	27,226
Lockheed Martin Corp.	10,506	1,019,292
Moog, Inc., Class A *	1,033	43,025
MTC Technologies, Inc. * (a)	476	10,010
Northrop Grumman Corp.	8,502	631,018
Orbital Sciences Corp., Class A *	1,612	30,209
Raytheon Company	10,798	566,463
Rockwell Collins, Inc.	4,140	277,090

The accompanying notes are an integral part of the financial statements.
363

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
Sequa Corp., Class A *	307	$36,769
Spirit Aerosystems Holdings, Inc., Class A *	2,116	67,395
Teledyne Technologies, Inc. *	899	33,659
Triumph Group, Inc.	462	25,567
United Technologies Corp.	25,119	1,632,735
Woodward Governor Company	960	39,523

		7,499,344
Agriculture - 0.43%
Alico, Inc. (a)	252	14,447
Archer-Daniels-Midland Company	16,168	593,365
Bunge, Ltd. (a)	2,681	220,432
Delta & Pine Land Company (a)	1,140	46,968
Fresh Del Monte Produce, Inc. (a)	1,418	28,431
Maui Land & Pineapple, Inc. * (a)	339	12,255
Monsanto Company	13,204	725,692
Tejon Ranch Company * (a)	444	21,001
The Mosaic Company * (a)	9,406	250,764

		1,913,355
Air Freight - 0.01%
ABX Air, Inc. *	1,716	11,755
ExpressJet Holdings, Inc. * (a)	1,604	9,367

		21,122
Air Travel - 0.21%
Airtran Holdings, Inc. * (a)	2,373	24,371
Alaska Air Group, Inc. *	754	28,727
AMR Corp. * (a)	5,214	158,766
Continental Airlines, Inc., Class B * (a)	2,048	74,527
Frontier Airlines Holdings, Inc. * (a)	1,172	7,044
JetBlue Airways Corp. * (a)	4,045	46,558
Midwest Air Group, Inc. * (a)	2,364	31,938
Republic Airways Holdings, Inc. * (a)	1,116	25,623
SkyWest, Inc.	1,511	40,540
Southwest Airlines Company	19,651	288,870
UAL Corp. * (a)	2,258	86,188
US Airways Group, Inc. *	2,073	94,280

		907,432
Aluminum - 0.18%
Alcoa, Inc.	21,436	726,680
Century Aluminum Company * (a)	925	43,364
MAXXAM, Inc. *	384	11,505

		781,549
Amusement & Theme Parks - 0.00%
Great Wolf Resorts, Inc. *	1,040	13,759
Apparel & Textiles - 0.72%
Bebe Stores, Inc. (a)	2,388	41,503
Brown Shoe, Inc.	743	31,206
Carter's, Inc. * (a)	1,394	35,324
Cherokee, Inc. (a)	375	16,147
Cintas Corp.	4,050	146,205
Coach, Inc. *	9,412	471,071

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Columbia Sportswear Company (a)	954	$59,444
Crocs, Inc. *	823	38,887
Deckers Outdoor Corp. * (a)	435	30,894
dELiA*s, Inc. *	987	9,061
G & K Services, Class A (a)	540	19,591
Guess?, Inc.	2,300	93,127
Hampshire Group Ltd. * (a)	432	6,955
Hanesbrands, Inc. *	2,412	70,889
Hartmarx Corp. *	1,249	9,243
Iconix Brand Group, Inc. * (a)	1,303	26,581
Interface, Inc., Class A	1,819	29,086
Jones Apparel Group, Inc. (a)	2,898	89,055
Joseph A. Bank Clothiers, Inc. * (a)	468	16,544
Kellwood Company (a)	779	22,848
K-Swiss, Inc., Class A (a)	754	20,373
Liz Claiborne, Inc.	2,557	109,567
Maidenform Brands, Inc. *	681	15,711
Mohawk Industries, Inc. * (a)	1,566	128,490
Movado Group, Inc.	817	24,061
NIKE, Inc., Class B	6,359	675,707
Oakley, Inc. (a)	1,920	38,669
Oxford Industries, Inc. (a)	480	23,731
Perry Ellis International, Inc. *	648	20,729
Phillips-Van Heusen Corp.	886	52,097
Polo Ralph Lauren Corp., Class A	2,533	223,284
Quiksilver, Inc. * (a)	3,098	35,937
Skechers United States of America, Inc.,
Class A *	1,220	40,955
Stage Stores, Inc.	1,062	24,755
Stride Rite Corp.	1,278	19,668
The Gymboree Corp. *	881	35,302
Timberland Company, Class A * (a)	1,693	44,069
True Religion Apparel, Inc. * (a)	645	10,475
Under Armour, Inc., Class A * (a)	984	50,479
Unifi, Inc. * (a)	2,485	7,157
VF Corp.	2,594	214,316
Volcom, Inc. *	622	21,372
Warnaco Group, Inc. *	1,219	34,620
Weyco Group, Inc. (a)	553	14,367
Wolverine World Wide, Inc.	1,497	42,769

		3,192,321
Auto Parts - 0.36%
Accuride Corp. *	950	13,870
Aftermarket Technology Corp. *	668	16,219
American Axle & Manufacturing Holdings, Inc. (a)	1,412	38,618
ArvinMeritor, Inc. (a)	1,930	35,223
AutoZone, Inc. *	1,837	235,393
BorgWarner, Inc.	1,325	99,932
Commercial Vehicle Group, Inc. *	608	12,525
CSK Auto Corp. *	1,352	23,254
Federal Signal Corp.	1,510	23,435
Gentex Corp. (a)	3,992	64,870

The accompanying notes are an integral part of the financial statements.
364

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
Genuine Parts Company	4,046	$198,254
Johnson Controls, Inc.	4,648	439,794
Keystone Automotive Industries, Inc. *	522	17,591
Lear Corp. *	1,789	65,316
LKQ Corp. * (a)	1,186	25,926
Modine Manufacturing Company	969	22,190
Noble International, Ltd. (a)	634	10,639
O'Reilly Automotive, Inc. *	2,646	87,583
Pep Boys - Manny, Moe & Jack	1,682	32,109
Strattec Security Corp. *	190	8,451
Superior Industries International, Inc. (a)	765	15,935
TRW Automotive Holdings Corp. *	2,506	87,259
Visteon Corp. * (a)	3,565	30,445

		1,604,831
Auto Services - 0.12%
ADESA, Inc.	2,330	64,378
AutoNation, Inc. *	6,256	132,878
Avis Budget Group, Inc. *	2,520	68,846
Copart, Inc. *	2,311	64,731
Dollar Thrifty Automotive Group, Inc. *	647	33,023
Hertz Global Holdings, Inc. *	4,531	107,385
Lithia Motors, Inc., Class A	545	14,939
Midas, Inc. *	532	11,475
Monro Muffler Brake, Inc.	430	15,093
TravelCenters of America LLC *	158	6,070

		518,818
Automobiles - 0.31%
Asbury Automotive Group, Inc.	931	26,301
Ford Motor Company (a)	43,658	344,462
General Motors Corp. (a)	14,084	431,534
Group 1 Automotive, Inc. (a)	623	24,777
Monaco Coach Corp. (a)	903	14,385
PACCAR, Inc.	6,126	449,648
Rush Enterprises, Inc., Class B *	872	15,792
Tenneco, Inc. *	1,212	30,857
United Auto Group, Inc. (a)	2,342	47,542

		1,385,298
Banking - 5.05%
1st Source Corp. (a)	720	18,842
Abington Community Bancorp, Inc. (a)	918	18,231
Alabama National BanCorp	402	28,466
AMCORE Financial, Inc. (a)	607	19,272
American National Bankshares, Inc.	522	11,949
Americanwest BanCorp (a)	550	11,847
Ameris Bancorp (a)	662	16,206
Anchor BanCorp Wisconsin, Inc. (a)	526	14,912
Arrow Financial Corp. (a)	479	10,730
Associated Banc-Corp.	2,972	99,859
Astoria Financial Corp.	2,501	66,502
BancFirst Corp.	368	17,057
BancorpSouth, Inc. (a)	1,817	44,426

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
BancTrust Financial Group, Inc. (a)	629	$13,310
Bank Granite Corp. (a)	913	16,361
Bank Mutual Corp.	1,760	20,011
Bank of America Corp.	111,092	5,667,914
Bank of Hawaii Corp.	1,082	57,378
Bank of New York Company, Inc.	18,903	766,517
Bank of the Ozarks, Inc. (a)	461	13,240
BankAtlantic Bancorp, Inc., Class A (a)	1,643	18,007
BankUnited Financial Corp., Class A (a)	852	18,071
Banner Corp.	425	17,659
BB&T Corp.	13,425	550,694
Berkshire Hill Bancorp, Inc. (a)	488	16,421
BOK Financial Corp. (a)	1,440	71,323
Boston Private Financial Holdings, Inc. (a)	712	19,879
Brookline Bancorp, Inc. (a)	1,615	20,462
Bryn Mawr Bank Corp. (a)	583	13,496
Camco Financial Corp.	737	9,463
Camden National Corp.	333	14,452
Capital City Bank Group, Inc. (a)	491	16,350
Capital Corp of the West (a)	398	10,567
Capitol Bancorp, Ltd. (a)	468	17,246
Capitol Federal Financial (a)	1,681	63,559
Cardinal Financial Corp. (a)	1,170	11,677
Cascade Bancorp (a)	718	18,625
Cascade Financial Corp.	837	14,572
Cathay General Bancorp, Inc. (a)	1,275	43,324
Center Bancorp, Inc. (a)	986	15,391
Central Pacific Financial Corp. (a)	780	28,525
CFS Bancorp, Inc. (a)	989	14,825
Charter Financial Corp. (a)	587	28,176
Chemical Financial Corp. (a)	738	21,985
Chittenden Corp.	1,136	34,296
Citizens & Northern Corp. (a)	414	8,528
Citizens Banking Corp. (a)	2,290	50,746
Citizens First Bancorp, Inc. (a)	518	11,800
City Bank, Lynnwood, WA (a)	576	18,495
City National Corp.	953	70,141
Clifton Savings Bancorp, Inc.	1,268	15,140
Coastal Financial Corp. (a)	924	14,442
CoBiz, Inc. (a)	726	14,455
Colonial Bancgroup, Inc.	3,503	86,699
Columbia Banking System, Inc.	528	17,809
Comerica, Inc.	3,731	220,577
Commerce Bancorp, Inc. (a)	3,929	131,150
Commerce Bancshares, Inc.	1,586	76,620
Commercial Bankshares, Inc.	344	16,815
Community Bancorp - NV * (a)	379	11,654
Community Bank Systems, Inc. (a)	744	15,564
Community Banks, Inc. (a)	918	21,913
Community Trust Bancorp, Inc.	424	15,362
Compass Bancshares, Inc.	2,669	183,627
Corus Bankshares, Inc. (a)	1,376	23,475

The accompanying notes are an integral part of the financial statements.
365

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Cullen Frost Bankers, Inc.	1,067	$55,836
CVB Financial Corp. (a)	2,339	27,834
Dime Community Bancorp, Inc.	989	13,084
Doral Financial Corp. * (a)	2,874	4,713
Downey Financial Corp. (a)	647	41,757
East West Bancorp, Inc.	1,302	47,875
Enterprise Financial Services Corp. (a)	541	15,148
ESB Financial Corp. (a)	963	10,477
F.N.B. Corp. (a)	1,596	26,893
Farmers Capital Bank Corp. (a)	517	15,189
Fidelity Southern Corp.	677	12,890
Fifth Third Bancorp (a)	13,411	518,872
Financial Institutions, Inc.	668	13,407
First BanCorp Puerto Rico	2,054	27,236
First Bancorp (a)	578	12,358
First Busey Corp. (a)	653	13,994
First Charter Corp.	789	16,964
First Citizens Bancshares, Inc.	250	50,250
First Commonwealth Financial Corp. (a)	2,005	23,559
First Community Bancorp (a)	926	52,356
First Defiance Financial Corp.	371	10,648
First Federal Bancshares of Arkansas, Inc.	419	9,763
First Financial BanCorp. (a)	1,068	16,137
First Financial Bankshares, Inc. (a)	486	20,325
First Financial Corp. (a)	446	13,804
First Financial Holdings, Inc. (a)	412	14,255
First Horizon National Corp. (a)	2,686	111,550
First Indiana Corp.	588	12,848
First M&F Corp.	774	14,242
First Merchants Corp. (a)	537	12,738
First Midwest BanCorp, Inc., Illinois (a)	1,086	39,911
First Mutual Bancshares, Inc. (a)	550	11,891
First Niagara Financial Group, Inc.	2,880	40,061
First of Long Island Corp.	336	14,928
First Place Financial Corp. (a)	629	13,492
First Regional Bancorp *	462	13,721
First Republic Bank	565	30,341
First South Bancorp, Inc.	489	15,007
First State Bancorp	614	13,846
First United Corp.	623	14,018
FirstFed Financial Corp. * (a)	386	21,936
FirstMerit Corp. (a)	1,903	40,172
Flagstar Bancorp, Inc. (a)	1,374	16,419
Flushing Financial Corp. (a)	656	10,647
FNB Corp. of North Carolina	514	8,610
FNB Corp. of Virginia (a)	542	19,420
FNB Financial Services Corp.	680	10,424
Franklin Bank Corp. * (a)	679	12,134
Frontier Financial Corp. (a)	969	24,177
German American Bancorp	964	12,812
Glacier Bancorp, Inc. (a)	1,222	29,377
Great Southern Bancorp, Inc. (a)	414	12,122

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Greater Bay Bancorp	1,347	$36,221
Greater Community Bancorp	753	13,095
Greenhill & Company, Inc. (a)	820	50,340
Hancock Holding Company	830	36,503
Hanmi Financial Corp. (a)	1,310	24,969
Harleysville National Corp. (a)	845	15,058
Heritage Commerce Corp.	557	14,198
Heritage Financial Corp.	593	14,825
Home Federal Bancorp - IN	392	11,454
Home Federal Bancorp, Inc. (a)	995	15,452
Horizon Financial Corp. (a)	713	15,743
Hudson City Bancorp, Inc. (a)	14,592	199,619
Huntington BancShares, Inc. (a)	5,640	123,234
IBERIABANK Corp.	201	11,188
Independent Bank Corp. - MA (a)	475	15,647
Independent Bank Corp. - MI (a)	569	11,591
Integra Bank Corp.	616	13,731
International Bancshares Corp. (a)	1,299	38,541
ITLA Capital Corp.	205	10,664
KeyCorp	9,541	357,501
K-Fed Bancorp	1,097	20,470
KNBT Bancorp, Inc. (a)	1,003	14,784
Lakeland Financial Corp. (a)	604	13,711
Lincoln Bancorp - IN	2,918	55,296
LSB Bancshares, Inc. (a)	685	10,035
M&T Bank Corp.	2,607	301,969
MAF Bancorp, Inc.	706	29,186
MainSource Financial Group, Inc. (a)	689	11,699
Marshall & Ilsley Corp. (a)	5,552	257,113
MASSBANK Corp.	348	11,414
MB Financial, Inc. (a)	1,144	41,195
Merchants Bancshares, Inc.	492	11,262
Mid-State Bancshares (a)	661	24,252
Midwest Banc Holdings, Inc. (a)	664	11,759
Nara Bancorp, Inc. (a)	844	14,778
NASB Financial, Inc. (a)	309	10,759
National City Corp. (a)	15,899	592,238
National Penn Bancshares, Inc. (a)	1,318	24,910
Netbank, Inc. (a)	1,651	3,649
New York Community Bancorp, Inc. (a)	6,361	111,890
NewAlliance Bancshares, Inc. (a)	2,915	47,252
North Valley Bancorp	639	16,058
Northern States Financial Corp.	450	9,450
Northern Trust Corp.	5,259	316,276
Northrim Bancorp, Inc.	488	14,420
Northwest Bancorp, Inc. (a)	1,391	37,682
Oak Hill Financial, Inc.	357	8,796
OceanFirst Financial Corp. (a)	577	10,011
Ohio Valley Banc Corp.	457	11,544
Old National Bancorp (a)	1,798	32,688
Old Second Bancorp, Inc. (a)	407	11,152
Omega Financial Corp. (a)	466	13,286

The accompanying notes are an integral part of the financial statements.
366

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Oriental Financial Group, Inc.	852	$10,037
PAB Bankshares, Inc.	684	12,148
Pacific Capital Bancorp (a)	1,147	36,842
Pamrapo Bancorp, Inc. (a)	531	11,948
Park National Corp. (a)	354	33,446
Parkvale Financial Corp.	380	11,100
Partners Trust Financial Group, Inc. (a)	1,632	18,654
Peapack Gladstone Financial Corp. (a)	469	14,290
Pennfed Financial Services, Inc.	741	16,057
Pennsylvania Commerce Bancorp, Inc. * (a)	350	9,968
Peoples Bancorp, Inc. (a)	403	10,643
People's Bank Corp.	3,451	153,224
PFF Bancorp, Inc.	583	17,682
Pinnacle Financial Partners, Inc. * (a)	479	14,614
Placer Sierra Bancshares	498	13,476
Popular, Inc. (a)	6,408	106,116
Preferred Bank, Los Angeles, CA (a)	468	18,350
PrivateBancorp, Inc. (a)	561	20,510
Prosperity Bancshares, Inc. (a)	750	26,055
Provident Bankshares Corp. (a)	879	28,884
Provident Financial Holdings, Inc.	431	11,861
Provident Financial Services, Inc. (a)	1,948	33,993
Provident New York Bancorp	1,409	19,937
R & G Financial Corp., Class B *	960	4,800
Regions Financial Corp.	17,440	616,853
Renasant Corp. (a)	586	14,462
Republic Bancorp, Inc., Class A (a)	610	13,793
Riverview Bancorp, Inc.	964	15,366
Rome Bancorp, Inc. (a)	1,044	12,789
Royal Bancshares of Pennsylvania (a)	627	14,891
S & T Bancorp, Inc. (a)	668	22,071
S.Y. Bancorp, Inc. (a)	539	13,400
Sandy Spring Bancorp, Inc.	412	14,272
Santander Bancorp (a)	1,218	21,449
Seacoast Banking Corp. of Florida (a)	672	15,234
Security Bank Corp. (a)	496	9,989
Shore Bancshares, Inc. (a)	582	15,394
SI Financial Group, Inc. (a)	963	12,375
Signature Bank *	810	26,357
Simmons First National Corp., Class A (a)	555	16,689
Sky Financial Group, Inc.	2,423	65,082
South Financial Group, Inc. (The)	1,784	44,100
Southwest Bancorp, Inc.	522	13,410
Sovereign Bancorp, Inc. (a)	9,424	239,747
State Bancorp, Inc.	729	14,376
Sterling Bancorp	601	10,878
Sterling Bancshares, Inc.	1,779	19,889
Sterling Financial Corp., Pennsylvania (a)	797	17,693
Sterling Financial Corp., Spokane	792	24,702
Suffolk Bancorp (a)	430	13,880
Summit Financial Group, Inc. (a)	357	7,497
Sun Bancorp, Inc. of New Jersey * (a)	601	11,173

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
SunTrust Banks, Inc.	8,680	$720,787
Superior Bancorp * (a)	1,104	11,923
Susquehanna Bancshares, Inc. (a)	1,259	29,196
SVB Financial Group * (a)	861	41,836
TCF Financial Corp. (a)	2,938	77,446
TD Banknorth, Inc.	4,971	159,867
Texas Capital Bancshares, Inc. *	788	16,154
TIB Financial Corp. (a)	716	10,740
Tompkins Trustco, Inc. (a)	311	13,018
Trico Bancshares (a)	584	13,823
TrustCo Bank Corp. (a)	2,317	22,197
Trustmark Corp. (a)	1,368	38,359
U.S.B. Holding Company, Inc. (a)	660	14,975
UCBH Holdings, Inc. (a)	2,386	44,427
Umpqua Holdings Corp. (a)	1,165	31,187
Union Bankshares Corp. (a)	486	12,607
UnionBanCal Corp.	3,276	207,764
United Bankshares, Inc. (a)	1,028	36,011
United Community Banks, Inc.	1,077	35,315
US Bancorp	44,557	1,558,158
Valley National Bancorp (a)	2,486	62,772
Virginia Commerce Bancorp, Inc. * (a)	702	15,198
W Holding Company, Inc.	4,297	21,485
Wachovia Corp.	47,398	2,609,260
Washington Federal, Inc.	1,713	40,187
Washington Trust Bancorp, Inc. (a)	471	12,628
Webster Financial Corp.	1,367	65,630
Wesbanco, Inc. (a)	605	18,676
West Coast Bancorp (a)	546	17,456
Westamerica Bancorp (a)	736	35,453
Western Alliance Bancorp * (a)	450	13,968
Westfield Financial Inc	1,771	18,985
Whitney Holding Corp.	1,368	41,833
Wilber Corp.	1,119	10,910
Willow Grove Bancorp, Inc. (a)	987	12,732
Wilmington Trust Corp.	1,369	57,731
Wintrust Financial Corp. (a)	557	24,848
Yardville National Bancorp (a)	345	12,527
Zions Bancorp. (a)	2,677	226,260

		22,266,888
Biotechnology - 1.43%
Abraxis BioScience, Inc. * (a)	4,617	123,320
Advanced Magnetics, Inc. * (a)	717	43,214
Affymetrix, Inc. * (a)	1,587	47,721
Alnylam Pharmaceuticals, Inc. * (a)	803	14,454
Amgen, Inc. *	28,647	1,600,794
Applera Corp. - Celera Genomics Group *	2,270	32,234
Applera Corp.	4,952	146,431
Arena Pharmaceuticals, Inc. * (a)	1,371	14,889
Arqule, Inc. * (a)	1,255	9,362
Biogen Idec, Inc. *	8,391	372,393

The accompanying notes are an integral part of the financial statements.
367

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Bio-Rad Laboratories, Inc., Class A *	667	$46,583
Bioveris Corp. * (a)	2,478	32,933
Cephalon, Inc. * (a)	1,444	102,827
Charles River Laboratories International, Inc. *	1,602	74,108
Coley Pharmaceutical Group, Inc. * (a)	751	7,195
Digene Corp. *	611	25,912
Discovery Laboratories, Inc. * (a)	1,870	4,432
Exelixis, Inc. *	2,502	24,870
Genentech, Inc. *	25,759	2,115,329
Genitope Corp. * (a)	1,251	5,192
Genomic Health, Inc. * (a)	887	15,381
Genzyme Corp. *	6,326	379,686
Geron Corp. * (a)	1,676	11,732
GTx, Inc. * (a)	1,112	22,685
Human Genome Sciences, Inc. * (a)	3,580	38,020
Inhibitex, Inc. *	1,151	1,899
Integra LifeSciences Holdings Corp. * (a)	796	36,282
Intermune, Inc. * (a)	1,103	27,200
Invitrogen Corp. *	1,317	83,827
Keryx Biopharmaceuticals, Inc. * (a)	1,027	10,804
Lexicon Genetics, Inc. * (a)	2,493	9,050
Martek Biosciences Corp. *	847	17,465
Medarex, Inc. * (a)	2,939	38,031
MedImmune, Inc. * (a)	6,211	226,018
Metabasis Therapeutics, Inc. * (a)	2,425	17,824
MGI Pharma, Inc. * (a)	1,921	43,165
Millennium Pharmaceuticals, Inc. * (a)	8,010	90,994
Millipore Corp. * (a)	1,192	86,384
Momenta Pharmaceuticals, Inc. * (a)	816	10,575
Myriad Genetics, Inc. * (a)	948	32,668
Nabi Biopharmaceuticals * (a)	6,024	31,987
Nektar Therapeutics * (a)	2,355	30,756
Neurocrine Biosciences, Inc. * (a)	954	11,925
Osiris Therapeutics, Inc. * (a)	1,675	31,339
Panacos Pharmaceuticals, Inc. * (a)	1,327	6,144
PRA International * (a)	660	14,230
Progenics Pharmaceuticals, Inc. * (a)	655	15,510
Regeneration Technologies, Inc. * (a)	1,114	8,076
StemCells, Inc. * (a)	2,057	5,184
Tanox, Inc. * (a)	1,425	26,733
Techne Corp. *	974	55,615
Telik, Inc. * (a)	1,558	8,460
Tercica, Inc. * (a)	1,287	7,542
Threshold Pharmaceuticals, Inc. * (a)	1,009	1,483
Trimeris, Inc. * (a)	934	6,426

		6,305,293
Broadcasting - 1.01%
Acacia Research - Acacia Technologies *	1,501	23,746
Belo Corp., Class A	2,605	48,635
CBS Corp., Class B	19,922	609,414
Citadel Broadcasting Corp. (a)	3,300	31,383

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting (continued)
CKX, Inc. * (a)	2,174	$24,132
Clear Channel Communications, Inc.	11,971	419,464
Cox Radio, Inc., Class A * (a)	1,170	15,971
Crown Media Holdings, Inc., Class A * (a)	3,124	16,651
Cumulus Media, Inc., Class A * (a)	1,735	16,274
Discovery Holding Company * (a)	7,094	135,708
Emmis Communications Corp., Class A * (a)	1,124	9,487
Entercom Communications Corp.	1,146	32,294
Entravision Communications Corp., Class A *	3,488	32,578
Fisher Communications, Inc. * (a)	258	12,539
Gray Television, Inc. (a)	1,458	15,192
Hearst Argyle Television, Inc.	1,265	34,395
Journal Communications, Inc.	2,329	30,533
Liberty Global, Inc., Class A * (a)	9,235	304,109
Liberty Global, Inc., Series C *	1,612	49,392
Liberty Media Corp. - Capital, Series A *	3,461	382,752
Mediacom Communications Corp., Class A *	3,476	28,295
News Corp., Class A	79,652	1,841,554
Radio One, Inc., Class A *	3,119	20,180
Regent Communications, Inc. *	2,050	6,601
Saga Communications, Inc., Class A *	806	7,842
Salem Communications Corp., Class A *	818	10,225
Sinclair Broadcast Group, Inc., Class A	2,680	41,406
Sirius Satellite Radio, Inc. * (a)	33,155	106,096
Spanish Broadcasting System, Inc., Class A * (a)	2,043	8,172
Westwood One, Inc. (a)	2,240	15,389
World Wrestling Entertainment, Inc., Class A (a)	2,384	38,859
WorldSpace, Inc. * (a)	1,202	4,303
XM Satellite Radio Holdings, Inc., Class A * (a)	7,009	90,556

		4,464,127
Building Materials & Construction - 0.33%
American Standard Companies, Inc.	5,142	272,629
Apogee Enterprises, Inc.	913	18,297
Armstrong World Industries, Inc. * (a)	1,042	52,986
Beacon Roofing Supply, Inc. * (a)	1,182	19,125
BlueLinx Holdings, Inc.	913	9,586
Builders FirstSource, Inc. * (a)	804	12,920
Dycom Industries, Inc. *	1,106	28,822
Eagle Materials, Inc. (a)	1,389	61,991
EMCOR Group, Inc. *	732	43,173
Foster Wheeler, Ltd. *	2,023	118,123
Granite Construction, Inc.	1,082	59,791
Griffon Corp. *	804	19,899
Infrasource Services, Inc. *	1,311	40,025
Interline Brands, Inc. * (a)	962	21,087
KBR, Inc. * (a)	1,979	40,273
Lennox International, Inc.	1,616	57,691
Levitt Corp., Class A (a)	582	5,418
LSI Industries, Inc.	814	13,626
Masco Corp.	10,637	291,454
Meadow Valley Corp. * (a)	2,928	37,947

The accompanying notes are an integral part of the financial statements.
368

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
NCI Building Systems, Inc. * (a)	509	$24,300
Owens Corning, Inc. * (a)	1,423	45,337
Perini Corp. *	783	28,861
RPM International, Inc.	2,865	66,182
Sterling Construction Company, Inc. * (a)	809	15,420
Trex Company, Inc. * (a)	463	9,968
U.S. Concrete, Inc. * (a)	1,417	11,081
WCI Communities, Inc. * (a)	1,154	24,626

		1,450,638
Business Services - 2.23%
ABM Industries, Inc.	1,315	34,703
Accenture, Ltd., Class A	21,069	811,999
Acxiom Corp.	2,181	46,652
Administaff, Inc. (a)	708	24,922
Affiliated Computer Services, Inc., Class A *	3,007	177,052
Alliance Data Systems Corp. *	2,053	126,506
AMERCO, Inc. * (a)	557	38,984
Arbitron, Inc. (a)	782	36,715
Automatic Data Processing, Inc.	14,051	680,068
BearingPoint, Inc. * (a)	5,245	40,177
Black Box Corp.	509	18,599
Bowne & Company, Inc.	1,140	17,932
Bright Horizons Family Solutions, Inc. *	731	27,595
Brinks Company	1,483	94,096
Cadence Design Systems, Inc. *	6,698	141,060
Catalina Marketing Corp.	1,278	40,359
CDI Corp.	635	18,364
Central Parking Corp.	1,083	24,021
Ceridian Corp. *	3,660	127,514
ChoicePoint, Inc. *	2,062	77,181
Coinstar, Inc. *	731	22,880
Compucredit Corp. * (a)	1,256	39,212
Computer Sciences Corp. * (a)	4,544	236,879
Convergys Corp. *	3,512	89,240
Corporate Executive Board Company	1,006	76,416
CoStar Group, Inc. * (a)	537	23,993
CRA International, Inc. * (a)	274	14,297
CSG Systems International, Inc. *	1,331	33,302
Deluxe Corp.	1,203	40,337
Diamond Management & Technology
Consultants, Inc.	1,109	12,964
DST Systems, Inc. * (a)	1,901	142,955
Dun & Bradstreet Corp.	1,588	144,826
eFunds Corp. * (a)	1,247	33,245
Electro Rent Corp. *	913	13,147
Electronic Data Systems Corp.	12,842	355,467
Ennis Business Forms, Inc. (a)	886	23,709
Equifax, Inc.	3,214	117,150
Euronet Worldwide, Inc. * (a)	931	25,007
FactSet Research Systems, Inc. (a)	1,224	76,928
Fair Isaac Corp.	1,672	64,673

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
First Data Corp.	18,732	$503,891
Fiserv, Inc. *	4,677	248,162
Fluor Corp. (a)	2,110	189,309
Forrester Research, Inc. *	765	21,695
FTI Consulting, Inc. * (a)	1,089	36,580
Gartner Group, Inc., Class A *	2,956	70,796
Gevity HR, Inc. (a)	798	15,753
Global Cash Access, Inc. *	1,645	27,455
Global Payments, Inc.	1,900	64,714
GSI Commerce, Inc. * (a)	1,261	28,486
H & R Block, Inc.	7,960	167,478
Harte-Hanks, Inc.	2,075	57,249
Healthcare Services Group, Inc. (a)	766	21,946
Heidrick & Struggles International, Inc. *	567	27,471
Hewitt Associates, Inc., Class A *	2,768	80,909
Hudson Highland Group, Inc. *	709	11,053
Huron Consulting Group, Inc. * (a)	564	34,314
Informatica Corp. * (a)	2,428	32,608
Insight Enterprises, Inc. *	1,376	24,740
Intervoice Brite, Inc. * (a)	1,322	8,778
Iron Mountain, Inc. *	4,758	124,327
Jackson Hewitt Tax Service, Inc.	1,006	32,373
Jacobs Engineering Group, Inc. *	2,770	129,221
John H. Harland Company	733	37,552
Kelly Services, Inc., Class A	961	30,944
Kendle International, Inc. *	413	14,670
Kenexa Corp. * (a)	696	21,666
Kforce, Inc. * (a)	1,318	18,149
Korn/Ferry International * (a)	1,117	25,624
Labor Ready, Inc. *	1,128	21,421
LECG Corp. *	682	9,875
Manpower, Inc.	2,115	156,024
MasterCard, Inc., Class A (a)	3,046	323,607
MAXIMUS, Inc.	600	20,688
McGrath Rentcorp (a)	714	22,612
Moody's Corp.	7,276	451,549
MPS Group, Inc. *	2,667	37,738
Navigant Consulting Company * (a)	1,330	26,281
NCR Corp. *	4,522	216,016
On Assignment, Inc. *	646	8,017
Paxar Corp. *	1,192	34,210
Paychex, Inc.	9,273	351,169
Perot Systems Corp., Class A *	3,028	54,110
PHH Corp. *	1,373	41,959
Pitney Bowes, Inc.	5,277	239,523
Pre-Paid Legal Services, Inc. * (a)	432	21,648
QC Holdings, Inc. (a)	839	11,150
Quest Software, Inc. *	2,617	42,579
R.H. Donnelley Corp. *	1,710	121,222
R.R. Donnelley & Sons Company (a)	5,224	191,146
Resource America, Inc. (a)	643	15,194
Resources Connection, Inc. *	1,254	40,115

The accompanying notes are an integral part of the financial statements.
369

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Robert Half International, Inc.	4,245	$157,107
Rollins, Inc.	1,818	41,832
Scansource, Inc. * (a)	700	18,788
Sirva, Inc. * (a)	2,137	7,629
Sonicwall, Inc. *	2,163	18,083
Sotheby's Holdings, Inc., Class A (a)	1,761	78,329
Source Interlink Companies * (a)	1,376	9,233
Spherion Corp. *	1,884	16,617
SRA International, Inc., Class A *	1,368	33,325
StarTek, Inc. (a)	741	7,254
SYNNEX Corp. *	886	18,819
Syntel, Inc. (a)	1,178	40,818
Sypris Solutions, Inc.	830	5,370
TALX Corp. (a)	855	28,326
TeleTech Holdings, Inc. * (a)	2,073	76,058
Tetra Tech, Inc. *	1,640	31,258
The BISYS Group, Inc. *	3,193	36,592
Total Systems Services, Inc. (a)	4,798	152,816
Triple Crown Media, Inc. *	145	1,217
Tyler Technologies, Inc. * (a)	1,527	19,393
Unisys Corp. *	8,817	74,327
URS Corp. *	1,159	49,362
Viad Corp.	693	26,750
Volt Information Sciences, Inc. * (a)	754	19,747
Waste Industries USA	740	20,328
Watson Wyatt Worldwide, Inc., Class A (a)	841	40,915
Wind River Systems, Inc. *	2,340	23,260
Wireless Facilities, Inc. * (a)	2,348	3,052
Zhone Technologies, Inc. * (a)	4,938	6,123

		9,819,620
Cable and Television - 1.72%
Cablevision Systems Corp., Class A *	7,150	217,574
Charter Communications, Inc., Class A * (a)	10,722	29,914
Comcast Corp., Class A *	77,769	2,018,106
DIRECTV Group, Inc. *	31,217	720,176
E.W. Scripps Company, Class A	3,692	164,959
EchoStar Communications Corp., Class A *	9,784	424,919
Gemstar-TV Guide International, Inc. *	11,916	49,928
Knology, Inc. * (a)	1,960	31,027
Lin TV Corp. * (a)	1,401	22,276
LodgeNet Entertainment Corp. *	740	22,733
Time Warner Cable, Inc. *	24,600	921,762
Time Warner Telecom, Inc., Class A *	3,383	70,265
Time Warner, Inc.	100,506	1,981,978
TiVo, Inc. * (a)	2,461	15,627
Viacom, Inc. *	17,562	721,974
Virgin Media Inc. (a)	6,759	170,665

		7,583,883
Cellular Communications - 0.56%
ALLTEL Corp.	7,976	494,512
Brightpoint, Inc. * (a)	1,416	16,199

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cellular Communications (continued)
Crown Castle International Corp. *	8,107	$260,478
Dobson Communications Corp., Class A * (a)	4,169	35,812
Leap Wireless International, Inc. *	1,486	98,046
Motorola, Inc.	59,241	1,046,789
NII Holdings, Inc. *	3,606	267,493
Novatel Wireless, Inc * (a)	943	15,126
RF Micro Devices, Inc. * (a)	5,069	31,580
Rural Cellular Corp. * (a)	1,646	19,686
Syniverse Holdings, Inc. * (a)	1,848	19,478
Telephone & Data Systems, Inc. - Special
Shares	700	39,130
Telephone & Data Systems, Inc.	1,734	103,381
USA Mobility, Inc.	751	14,967

		2,462,677
Chemicals - 1.38%
A. Schulman, Inc.	828	19,508
Air Products & Chemicals, Inc.	5,318	393,319
Airgas, Inc.	1,920	80,928
Albany Molecular Research, Inc. *	1,011	9,958
Albemarle Corp.	2,334	96,488
American Vanguard Corp. (a)	806	13,775
Arch Chemicals, Inc.	689	21,511
Ashland, Inc.	1,718	112,701
Balchem Corp.	769	13,596
Cabot Corp.	1,594	76,082
Cabot Microelectronics Corp. * (a)	682	22,854
Calgon Carbon Corp. * (a)	1,539	12,789
Cambrex Corp.	808	19,877
Celanese Corp., Series A	3,966	122,311
CF Industries Holdings, Inc.	1,290	49,729
Chemtura Corp.	5,693	62,224
Cytec Industries, Inc.	1,028	57,815
Dow Chemical Company	23,720	1,087,799
E.I. Du Pont De Nemours & Company	22,106	1,092,700
Eastman Chemical Company	1,952	123,620
Ferro Corp.	1,258	27,185
FMC Corp.	937	70,678
Georgia Gulf Corp. (a)	902	14,621
H.B. Fuller Company	1,492	40,687
Hawkins, Inc.	779	11,529
Hercules, Inc. *	3,062	59,831
Huntsman Corp.	5,476	104,537
Kronos Worldwide, Inc. (a)	1,332	43,170
Lubrizol Corp.	1,626	83,788
Lyondell Chemical Company	6,133	183,806
MacDermid, Inc.	883	30,790
Material Sciences Corp. *	727	7,255
Minerals Technologies, Inc. (a)	487	30,272
Newmarket Corp.	658	26,761
Nl Industries, Inc. (a)	1,471	16,034
Olin Corp.	1,903	32,237
OM Group, Inc. *	826	36,906

The accompanying notes are an integral part of the financial statements.
370

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
PolyOne Corp. *	2,739	$16,708
PPG Industries, Inc.	4,120	289,677
Praxair, Inc.	7,914	498,265
Quaker Chemical Corp. (a)	634	15,096
Rockwood Holdings, Inc. *	1,629	45,091
Rohm & Haas Company	5,352	276,805
Sensient Technologies Corp.	1,315	33,901
Sigma-Aldrich Corp.	3,068	127,383
Stepan Company (a)	515	13,519
Terra Industries, Inc. * (a)	2,613	45,727
Terra Nitrogen Company, LP (a)	615	35,258
The Scotts Company, Class A (a)	1,628	71,681
Tronox, Inc. (a)	568	7,941
UAP Holding Corp.	1,423	36,785
Valhi, Inc. (a)	3,024	39,917
Valspar Corp.	2,533	70,493
W. R. Grace & Company * (a)	1,975	52,179
Westlake Chemical Corp. (a)	1,679	45,585
Zoltek Companies, Inc. * (a)	740	25,848

		6,057,530
Coal - 0.17%
Alliance Holdings GP LP (a)	2,267	53,252
Alpha Natural Resources, Inc. * (a)	1,640	25,633
Arch Coal, Inc. (a)	3,040	93,297
CONSOL Energy, Inc.	4,528	177,181
Foundation Coal Holdings, Inc.	1,184	40,658
International Coal Group, Inc. * (a)	4,447	23,347
James River Coal Company *	464	3,466
Massey Energy Company (a)	1,905	45,701
Peabody Energy Corp.	6,436	258,985
Penn Virginia Resource Partners LP * (a)	750	20,925

		742,445
Colleges & Universities - 0.10%
Apollo Group, Inc., Class A *	4,541	199,350
Career Education Corp. *	2,413	73,597
Corinthian Colleges, Inc. * (a)	2,491	34,251
DeVry, Inc.	1,826	53,593
ITT Educational Services, Inc. *	1,123	91,513

		452,304
Commercial Services - 0.17%
CB Richard Ellis Group, Inc. *	5,496	187,853
CBIZ, Inc. * (a)	2,782	19,752
Cenveo, Inc. *	1,533	37,252
Chemed Corp.	696	34,076
Color Kinetics, Inc. * (a)	715	13,892
DynCorp International, Inc. * (a)	3,130	47,232
First Advantage Corp., Class A * (a)	1,302	31,209
Live Nation, Inc. * (a)	1,649	36,377
Morningstar, Inc. * (a)	964	49,781
Pool Corp. (a)	1,364	48,831
Providence Service Corp. * (a)	341	8,089

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services (continued)
Shaw Group, Inc. *	1,954	$61,102
The ServiceMaster Company	7,085	109,038
TNS, Inc. *	676	10,877
Vertrue, Inc. *	337	16,213
Wright Express Corp. *	1,095	33,211

		744,785
Computers & Business Equipment - 4.17%
3Com Corp. *	10,715	41,896
3D Systems Corp. * (a)	502	10,999
Acme Packet, Inc. * (a)	2,410	35,620
Agilysys, Inc.	891	20,021
Apple Computer, Inc. *	20,532	1,907,628
Avanex Corp. * (a)	12,571	22,502
Avocent Corp. *	1,299	35,034
Benchmark Electronics, Inc. *	1,630	33,676
Blue Coat Systems, Inc. * (a)	339	12,451
Brocade Communications Systems, Inc. *	10,489	99,855
CACI International, Inc., Class A * (a)	753	35,286
CDW Corp.	1,920	117,946
Cisco Systems, Inc. *	149,590	3,819,033
Cogent, Inc. * (a)	2,302	30,962
Cognizant Technology Solutions Corp.,
Class A *	3,428	302,590
Dell, Inc. *	56,724	1,316,564
Diebold, Inc.	1,751	83,540
Digi International, Inc. *	976	12,395
Dot Hill Systems Corp. * (a)	1,830	6,679
Echelon Corp. * (a)	1,745	18,392
Electronics for Imaging, Inc. *	1,383	32,431
EMC Corp. *	55,480	768,398
Extreme Networks, Inc. * (a)	3,669	15,520
Falconstor Software, Inc. *	1,768	18,423
Foundry Networks, Inc. *	3,619	49,110
Gateway, Inc. * (a)	10,296	22,548
Gigabeam Corp. * (a)	1,941	6,056
Hewlett-Packard Company	67,518	2,710,173
Hypercom Corp. *	1,825	10,877
IHS, Inc., Class A *	979	40,247
Ingram Micro, Inc., Class A *	3,912	75,541
InPhonic, Inc. * (a)	1,036	11,292
Intermec, Inc. * (a)	1,549	34,605
Internap Network Services Corp. * (a)	1,632	25,704
International Business Machines Corp.	36,952	3,483,096
Ixia *	1,816	16,889
Jack Henry & Associates, Inc.	2,315	55,676
Juniper Networks, Inc. *	13,521	266,093
Komag, Inc. * (a)	769	25,169
Kronos, Inc. *	824	44,084
L-1 Identity Solutions, Inc. * (a)	1,898	31,336
Lexmark International, Inc. *	2,938	171,755
Merge Technologies, Inc. * (a)	704	3,428
Micros Systems, Inc. *	967	52,208

The accompanying notes are an integral part of the financial statements.
371

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Mobility Electronics, Inc. * (a)	1,121	$3,486
MTS Systems Corp.	568	22,061
National Instruments Corp.	1,992	52,250
NETGEAR, Inc. *	906	25,848
Network Appliance, Inc. *	9,056	330,725
Optical Communication Products, Inc. * (a)	3,777	5,061
Palm, Inc. * (a)	2,578	46,739
Parametric Technology Corp. *	2,768	52,841
Pegasus Wireless Corp. * (a)	666	386
Plexus Corp. *	1,239	21,249
Quantum Corp. * (a)	5,860	15,822
Rackable Systems, Inc. * (a)	537	9,113
Radiant Systems, Inc. * (a)	1,012	13,186
RadiSys Corp. * (a)	700	11,438
Rimage Corp. *	443	11,478
SanDisk Corp. * (a)	5,566	243,791
Seagate Technology	14,349	334,332
SI International, Inc. *	375	10,766
Silicon Storage Technology, Inc. * (a)	3,345	16,491
Sonic Solutions * (a)	749	10,561
Standard Microsystems Corp. *	613	18,721
Stratasys, Inc. * (a)	354	15,123
Sun Microsystems, Inc. *	84,417	507,346
Sykes Enterprises, Inc. *	1,240	22,618
Synaptics, Inc. *	715	18,290
Tech Data Corp. *	1,417	50,743
Transmeta Corp. *	12,781	7,285
Trident Microsystems, Inc. * (a)	1,469	29,468
Western Digital Corp. *	5,416	91,043
Witness Systems, Inc. *	764	20,590
XATA Corp. *	8,398	40,898
Xerox Corp. *	23,448	396,037

		18,389,514
Construction & Mining Equipment - 0.20%
A.S.V., Inc. * (a)	820	12,513
Astec Industries, Inc. *	594	23,909
Buckeye Partners LP * (a)	925	46,009
Bucyrus International, Inc., Class A	831	42,796
Carbo Ceramics, Inc. (a)	636	29,606
Gulf Islands Fabrication, Inc. (a)	574	15,349
Joy Global, Inc.	2,882	123,638
Kaman Corp., Class A	795	18,531
Layne Christensen Company *	570	20,759
Matrix Service Company *	3,698	74,811
National Oilwell, Inc. *	4,264	331,697
Rowan Companies, Inc.	2,681	87,052
Washington Group International, Inc. *	522	34,671

		861,341
Construction Materials - 0.25%
Ameron International Corp.	317	20,878

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Applied Industrial Technologies, Inc.	1,162	$28,515
Clarcor, Inc. (a)	1,075	34,185
Columbus McKinnon Corp. *	458	10,255
Comfort Systems USA, Inc.	1,453	17,407
Florida Rock Industries, Inc.	1,617	108,808
Louisiana-Pacific Corp.	2,550	51,153
Martin Marietta Materials, Inc.	1,131	152,911
Regal-Beloit Corp. (a)	637	29,544
Sherwin-Williams Company	3,231	213,375
Simpson Manufacturing Company, Inc. (a)	1,208	37,255
Standex International Corp.	445	12,687
Universal Forest Products, Inc.	456	22,595
USG Corp. * (a)	1,908	89,065
Vulcan Materials Company (a)	2,458	286,308

		1,114,941
Containers & Glass - 0.21%
Ball Corp.	2,584	118,476
Bemis Company, Inc.	2,304	76,931
Graphic Packaging Corp. * (a)	5,919	28,056
Greif, Inc., Class A	591	65,666
Interpool, Inc. (a)	803	19,609
Longview Fibre Company	1,807	44,507
Mobile Mini, Inc. *	812	21,745
Owens-Illinois, Inc. *	3,795	97,797
Packaging Corp. of America	2,551	62,244
Pactiv Corp. *	3,522	118,832
Sealed Air Corp.	4,168	131,709
Silgan Holdings, Inc.	978	49,986
Sonoco Products Company	2,169	81,511

		917,069
Correctional Facilities - 0.02%
Corrections Corp. of America *	1,458	76,997
The Geo Group, Inc. *	568	25,742

		102,739
Cosmetics & Toiletries - 1.71%
Alberto-Culver Company	2,137	48,895
Avon Products, Inc.	11,285	420,479
Bare Escentuals, Inc. * (a)	1,266	45,412
Chattem, Inc. * (a)	544	32,063
Colgate-Palmolive Company	12,598	841,421
Elizabeth Arden, Inc. *	876	19,114
Estee Lauder Companies, Inc., Class A (a)	3,289	160,668
Helen of Troy, Ltd. *	768	17,441
Intermediate Parfums, Inc. (a)	669	14,049
International Flavors & Fragrances, Inc.	2,201	103,931
Kimberly-Clark Corp.	11,331	776,060
Nature's Sunshine Products, Inc.	612	7,197
Nu Skin Enterprises, Inc., Class A (a)	1,845	30,479
Playtex Products, Inc. *	1,767	23,978
Procter & Gamble Company	77,911	4,920,859
Revlon, Inc., Class A * (a)	10,661	11,407

The accompanying notes are an integral part of the financial statements.
372

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Sally Beauty Holdings, Inc. * (a)	2,137	$19,639
Steiner Leisure, Ltd. *	496	22,310

		7,515,402
Crude Petroleum & Natural Gas - 1.59%
Abraxas Petroleum Corp. * (a)	6,977	22,675
Allis-Chalmers Energy, Inc. * (a)	1,787	28,145
Apache Corp.	7,987	564,681
Arena Resources, Inc. * (a)	298	14,936
Bill Barrett Corp. * (a)	1,230	39,864
Bois d'Arc Energy, Inc. *	1,521	20,123
Cabot Oil & Gas Corp., Class A	1,238	83,342
Cascade Natural Gas Corp.	738	19,446
Chesapeake Energy Corp. (a)	9,358	288,975
Cimarex Energy Company	1,953	72,300
CNX Gas Corp. *	2,590	73,375
Contango Oil & Gas Company * (a)	1,860	40,827
Devon Energy Corp.	11,593	802,467
Edge Petroleum Corp. * (a)	623	7,800
Endeavour International Corp. *	2,503	5,131
EOG Resources, Inc.	5,945	424,116
EXCO Resources, Inc. * (a)	3,301	54,731
Forest Oil Corp. * (a)	1,531	51,090
FX Energy, Inc. * (a)	1,190	9,020
Galaxy Energy Corp. *	24,592	3,935
Gasco Energy, Inc. * (a)	10,300	25,132
Genesis Energy LP	1,472	31,413
GMX Resources, Inc. * (a)	232	7,129
Goodrich Petroleum Corp. * (a)	708	23,810
Harvest Natural Resources, Inc. *	1,126	10,967
Helmerich & Payne, Inc.	2,496	75,729
Hydril *	616	59,284
Isramco, Inc. * (a)	1,670	55,377
Marathon Oil Corp.	9,014	890,854
MarkWest Hydrocarbon, Inc. (a)	528	32,736
Newfield Exploration Company *	3,102	129,384
Noble Energy, Inc.	3,714	221,540
Occidental Petroleum Corp.	20,756	1,023,478
Parallel Petroleum Corp. * (a)	1,116	25,612
Patterson-UTI Energy, Inc.	4,293	96,335
Penn Virginia Corp.	507	37,214
Petroquest Energy, Inc. * (a)	1,652	19,312
Pioneer Natural Resources Company	3,542	152,696
Plains Exploration & Production Company *	1,967	88,790
Pogo Producing Company (a)	1,404	67,532
Quest Resource Corp. *	1,398	12,820
Quicksilver Resources, Inc. * (a)	1,910	75,961
SulphCo, Inc. * (a)	1,527	5,222
Sunoco, Inc.	3,367	237,172
Swift Energy Company *	739	30,868
TEPPCO Partners LP	1,712	76,013
Toreador Resources Corp. * (a)	465	8,440

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Transmeridian Exploration, Inc. * (a)	2,180	$6,235
Ultra Petroleum Corp. * (a)	3,787	201,203
Unit Corp. *	1,144	57,875
W&T Offshore, Inc. (a)	1,682	48,660
Western Refining, Inc. (a)	1,370	53,457
XTO Energy, Inc.	8,548	468,516

		6,983,745
Domestic Oil - 0.33%
Atlas America, Inc. * (a)	628	35,476
Berry Petroleum Company, Class A	1,222	37,466
BP Prudhoe Bay Royalty Trust (a)	480	31,910
Brigham Exploration Company *	1,459	9,075
Carrizo Oil & Gas, Inc. * (a)	708	24,752
Comstock Resources, Inc. *	1,109	30,364
Delta Petroleum Corp. * (a)	1,271	29,182
Denbury Resources, Inc. *	2,792	83,174
Dorchester Minerals LP *	812	17,872
Encore Aquisition Company *	1,315	31,810
Energy Partners, Ltd. * (a)	918	16,662
EnergySouth, Inc. (a)	561	23,523
Enterprise Products Partners LP (a)	9,895	314,661
Exploration Company * (a)	2,060	22,351
Frontier Oil Corp.	2,790	91,066
Giant Industries, Inc. *	393	29,730
Helix Energy Solutions Group, Inc. *	2,258	84,201
Holly Corp.	1,654	98,082
Houston Exploration Company *	707	38,143
Mariner Energy, Inc. *	1,239	23,702
McMoran Exploration Company *	808	11,078
Meridian Resource Corp. *	2,912	7,018
Oil States International, Inc. *	1,281	41,107
Omni Energy Services Corp. * (a)	2,180	22,192
Range Resources Corp.	3,097	103,440
St. Mary Land & Exploration Company	1,481	54,323
Stone Energy Corp. *	684	20,308
Sunoco Logistics Partners LP * (a)	671	39,750
Syntroleum Corp. * (a)	1,526	4,761
Warren Resources, Inc. * (a)	1,268	16,522
Whiting Petroleum Corp. *	793	31,252
Williams Clayton Energy, Inc. * (a)	424	12,029

		1,436,982
Drugs & Health Care - 0.64%
Abiomed, Inc. * (a)	930	12,704
Adams Respiratory Therapeutics, Inc. * (a)	867	29,157
Alliance Imaging, Inc. * (a)	1,477	12,894
Alpharma Inc., Class A (a)	1,421	34,218
Antigenics, Inc. * (a)	1,843	4,110
Ariad Pharmaceuticals, Inc. * (a)	1,883	8,455
Arrow International, Inc. (a)	1,207	38,817
Bioenvision, Inc. * (a)	1,347	5,509

The accompanying notes are an integral part of the financial statements.
373

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
BioMarin Pharmaceutical, Inc. * (a)	2,243	$38,714
Candela Corp. *	992	11,329
Cell Genesys, Inc. * (a)	1,799	7,556
CV Therapeutics, Inc. * (a)	1,116	8,783
Datascope Corp.	482	17,444
Dendreon Corp. * (a)	2,079	26,882
Depo med, Inc. * (a)	1,720	6,140
Diversa Corp. * (a)	2,014	15,729
DOV Pharmaceutical, Inc. * (a)	763	282
Durect Corp. * (a)	1,721	7,159
Emisphere Technologies, Inc. * (a)	1,991	6,371
Gentiva Health Services, Inc. *	727	14,664
Healthextras, Inc. *	1,065	30,651
I-Flow Corp. * (a)	803	11,836
Illumina, Inc. *	1,498	43,891
ImClone Systems, Inc. * (a)	2,109	85,984
Immucor, Inc. *	1,816	53,445
Immunogen, Inc. * (a)	1,666	7,980
Invacare Corp. (a)	805	14,039
K-V Pharmaceutical Company, Class A * (a)	1,419	35,092
Landauer, Inc.	275	13,882
Luminex Corp. * (a)	1,245	17,081
Mannatech, Inc. (a)	860	13,812
Matria Healthcare, Inc. *	525	13,839
Maxygen, Inc. * (a)	1,485	16,558
Medical Action, Inc. * (a)	822	19,646
Mentor Corp. (a)	1,098	50,508
Meridian Bioscience, Inc.	834	23,152
Molina Healthcare, Inc. *	762	23,310
NeoPharm, Inc. * (a)	951	1,617
Neurogen Corp. *	1,590	10,335
New River Pharmaceuticals, Inc. *	1,044	66,430
Northfield Laboratories, Inc. * (a)	894	3,227
Option Care, Inc. (a)	947	12,595
OraSure Technologies, Inc. * (a)	1,438	10,569
Pain Therapeutics, Inc. *	1,768	13,861
Parexel International Corp. * (a)	772	27,769
Perrigo Company	2,671	47,170
Quidel Corp. * (a)	1,121	13,452
Res-Care, Inc. *	840	14,700
Savient Pharmaceuticals, Inc. * (a)	3,914	47,046
Vital Signs, Inc.	384	19,960
West Pharmaceutical Services, Inc. (a)	854	39,651
Wyeth	32,849	1,643,435
Xenoport, Inc. * (a)	765	21,313
Zymogenetics, Inc. * (a)	1,766	27,479

		2,802,232
Educational Services - 0.06%
eCollege.com *	789	14,162
Educate, Inc. * (a)	1,309	10,027
INVESTools, Inc. *	1,453	20,197

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Educational Services (continued)
Laureate Education, Inc. *	1,212	$71,472
Leapfrog Enterprises, Inc., Class A * (a)	1,793	19,185
Learning Tree International, Inc. *	895	10,069
Lincoln Educational Services Corp. * (a)	721	10,245
Princeton Review, Inc. * (a)	1,716	9,215
Renaissance Learning, Inc. (a)	946	12,459
Strayer Education, Inc.	381	47,625
Universal Technical Institute, Inc. * (a)	795	18,348

		243,004
Electrical Equipment - 0.52%
A.O. Smith Corp.	801	30,614
Aaon, Inc. (a)	591	15,443
American Science & Engineering, Inc. * (a)	252	13,273
AMETEK, Inc.	2,475	85,487
Anaren, Inc. *	842	14,828
Anixter International, Inc. * (a)	942	62,115
Audiovox Corp., Class A *	849	12,506
Baldor Electric Company	955	36,042
Capstone Turbine Corp. *	2,882	3,055
Cohu, Inc. (a)	665	12,502
Compagnie Generale de Geophysique-Veritas *	1,872	77,969
Cooper Industries, Ltd., Class A	6,940	312,231
DTS, Inc. * (a)	607	14,708
Emerson Electric Company	20,000	861,800
Encore Wire Corp. * (a)	753	19,066
Excel Technology, Inc. *	468	12,790
FLIR Systems, Inc. * (a)	1,767	63,029
Genlyte Group, Inc. *	699	49,314
Greatbatch, Inc. * (a)	694	17,697
Hubbell, Inc., Class B (a)	1,425	68,742
Lamson & Sessions Company *	308	8,559
Littelfuse, Inc. *	699	28,379
Methode Electronics, Inc.	1,162	17,163
Molex, Inc.	4,539	128,000
Plug Power, Inc. * (a)	2,569	8,118
Powell Industries, Inc. *	513	16,416
Power-One, Inc. * (a)	2,772	15,856
Preformed Line Products Company (a)	270	9,987
Tektronix, Inc. (a)	2,165	60,966
Universal Electronics, Inc. *	677	18,861
Varian, Inc. *	859	50,045
Vicor Corp.	1,292	12,946
W.H. Brady Company, Class A (a)	1,272	39,686
Watsco, Inc. (a)	617	31,510
Wesco International, Inc. * (a)	1,191	74,771

		2,304,474
Electrical Utilities - 2.51%
Allegheny Energy, Inc. *	4,022	197,641
Allete, Inc. (a)	815	37,995
Alliant Energy Corp.	2,815	126,168
Ameren Corp. (a)	4,675	235,153

The accompanying notes are an integral part of the financial statements.
374

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
American Electric Power Company, Inc.	9,362	$456,398
Avista Corp.	1,458	35,327
Black Hills Corp.	882	32,431
CenterPoint Energy, Inc. (a)	7,660	137,420
Central Vermont Public Service Corp.	732	21,096
CH Energy Group, Inc. (a)	423	20,596
Cleco Corp.	1,458	37,660
CMS Energy Corp.	5,494	97,793
Connecticut Water Service, Inc. (a)	607	14,598
Consolidated Edison, Inc. (a)	5,773	294,769
Constellation Energy Group, Inc.	4,392	381,884
Dominion Resources, Inc.	8,356	741,762
DPL, Inc. (a)	3,174	98,680
DTE Energy Company (a)	4,046	193,803
Duquesne Light Holdings, Inc. (a)	2,209	43,716
Dynegy, Inc., Class A *	14,082	130,399
Edison International	8,040	395,005
El Paso Electric Company *	1,338	35,256
Empire District Electric Company	782	19,394
Entergy Corp.	5,008	525,439
Exelon Corp.	16,496	1,133,440
FirstEnergy Corp.	8,021	531,311
Florida Public Utilities Company	757	9,387
FPL Group, Inc.	9,653	590,474
Great Plains Energy, Inc.	1,901	61,688
Green Mountain Power Corp.	415	14,471
Hawaiian Electric Industries, Inc. (a)	1,938	50,369
IDACORP, Inc.	1,116	37,766
Integrys Energy Group, Inc. (a)	1,592	88,372
ITC Holdings Corp.	690	29,870
MGE Energy, Inc.	591	20,957
Mirant Corp. *	5,974	241,708
Northeast Utilities	3,421	112,106
NorthWestern Corp.	725	25,687
NSTAR	2,561	89,942
OGE Energy Corp.	2,318	89,938
Otter Tail Corp. (a)	635	21,742
Pepco Holdings, Inc.	4,640	134,653
PG&E Corp.	9,111	439,788
Pike Electric Corp. * (a)	804	14,536
Pinnacle West Capital Corp.	2,287	110,348
PNM Resources, Inc.	1,663	53,715
PPL Corp.	9,351	382,456
Public Service Enterprise Group, Inc.	5,832	484,289
Puget Energy, Inc.	2,577	66,177
Quanta Services, Inc. * (a)	3,118	78,636
Reliant Energy, Inc. *	7,685	156,159
Sierra Pacific Resources *	3,196	55,547
TECO Energy, Inc.	5,139	88,442
The AES Corp. *	16,182	348,237
The Southern Company	18,109	663,695
UIL Holding Corp.	631	21,896

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Unisource Energy Corp.	934	$35,072
Unitil Corp.	538	14,618
Westar Energy, Inc. (a)	2,349	64,645
Wisconsin Energy Corp.	2,711	131,538
Xcel Energy, Inc. (a)	10,021	247,419

		11,051,477
Electronics - 0.86%
Adaptec, Inc. *	3,587	13,882
Agere Systems, Inc. *	4,734	107,083
Agilent Technologies, Inc. *	10,065	339,090
Amphenol Corp., Class A	2,129	137,470
Anadigics, Inc. * (a)	2,725	32,209
Analogic Corp.	383	24,083
Ansoft Corp. *	844	26,704
Arrow Electronics, Inc. *	2,693	101,661
Avnet, Inc. *	3,424	123,743
AVX Corp.	4,492	68,278
Bel Fuse, Inc., Class B (a)	429	16,607
Belden CDT, Inc. (a)	1,323	70,900
Bookham, Inc * (a)	4,910	11,146
Checkpoint Systems, Inc. *	1,006	23,802
CTS Corp. (a)	1,207	16,681
Cubic Corp.	854	18,481
Daktronics, Inc. (a)	1,220	33,477
Dolby Laboratories, Inc., Class A *	2,801	96,663
DRS Technologies, Inc.	964	50,292
Electro Scientific Industries, Inc. *	818	15,738
Enersys *	1,390	23,880
FEI Company * (a)	999	36,024
Franklin Electric, Inc. (a)	650	30,225
Garmin, Ltd. (a)	5,308	287,428
Harman International Industries, Inc.	1,625	156,130
Hutchinson Technology, Inc. * (a)	742	17,326
II-VI, Inc. * (a)	896	30,330
Imation Corp. (a)	824	33,273
Integrated Silicon Solution, Inc. *	1,390	7,742
Itron, Inc. * (a)	598	38,894
Jabil Circuit, Inc. (a)	4,984	106,707
Keithley Instruments, Inc.	772	11,804
Kemet Corp. * (a)	2,834	21,680
L-3 Communications Holdings, Inc.	2,885	252,351
LoJack Corp. * (a)	589	11,179
Measurement Specialties, Inc. * (a)	461	10,400
Medis Technologies, Ltd. * (a)	909	15,371
Mentor Graphics Corp. *	2,276	37,190
Mercury Computer Systems, Inc. * (a)	614	8,516
Multi-Fineline Electronix, Inc. * (a)	663	10,177
Newport Corp. * (a)	1,358	22,230
OSI Systems, Inc. * (a)	637	16,842
Park Electrochemical Corp.	615	16,679
Photon Dynamics, Inc. *	571	7,200

The accompanying notes are an integral part of the financial statements.
375

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Rogers Corp. * (a)	504	$22,352
Sanmina-SCI Corp. *	13,608	49,261
SiRF Technology Holdings, Inc. * (a)	1,226	34,034
Solectron Corp. *	24,787	78,079
Supertex, Inc. * (a)	369	12,254
Sycamore Networks, Inc. *	7,941	29,699
Synopsys, Inc. *	3,672	96,317
Taser International, Inc. * (a)	1,866	14,984
Technitrol, Inc.	1,290	33,785
Teleflex, Inc.	965	65,688
Thermo Electron Corp. *	9,630	450,202
Thomas & Betts Corp. *	1,506	73,523
Trimble Navigation, Ltd. *	2,989	80,225
TTM Technologies, Inc. *	1,441	13,747
Universal Display Corp. * (a)	1,117	16,856
Vishay Intertechnology, Inc. *	4,599	64,294
X-Rite, Inc. (a)	956	12,380
Zebra Technologies Corp., Class A *	1,763	68,069
Zoran Corp. *	1,244	21,173

		3,774,490
Energy - 0.80%
Alon USA Energy, Inc. (a)	1,141	41,304
Aventine Renewable Energy Holdings Inc * (a)	1,913	34,855
Calumet Specialty Products Partners LP * (a)	1,030	49,594
Covanta Holding Corp. *	3,717	82,443
Duke Energy Corp.	30,277	614,320
Energen Corp. (a)	1,776	90,381
Energy Conversion Devices, Inc. * (a)	800	27,952
Energy East Corp.	3,541	86,259
Evergreen Energy, Inc. * (a)	1,856	12,194
Evergreen Solar, Inc. * (a)	1,785	17,404
Fuelcell Energy, Inc. * (a)	1,584	12,450
Hanover Compressor Company * (a)	2,532	56,337
Headwaters, Inc. * (a)	1,073	23,445
McDermott International, Inc. *	2,578	126,270
MDU Resources Group, Inc.	4,321	124,186
New Jersey Resources Corp. (a)	616	30,831
NRG Energy, Inc. * (a)	2,950	212,518
Ormat Technologies, Inc. (a)	953	39,988
Pacific Ethanol, Inc. * (a)	1,002	17,064
Progress Energy, Inc.	6,022	303,750
Rosetta Resources, Inc. * (a)	1,145	23,518
SCANA Corp.	2,570	110,947
Sempra Energy Corp.	5,791	353,309
Southwestern Energy Company *	3,886	159,248
SunPower Corp., Class A. * (a)	1,526	69,433
TXU Corp.	11,797	756,188
U.S. Energy Systems, Inc. * (a)	5,631	25,846
VeraSun Energy Corp. * (a)	1,980	39,343

		3,541,377

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 8.15%
A.G. Edwards, Inc.	1,848	$127,845
Accredited Home Lenders Holding Company * (a)	744	6,897
Advance America Cash Advance Centers, Inc. (a)	2,342	36,043
Advanta Corp., Class A	895	35,872
Affiliated Managers Group, Inc. * (a)	775	83,971
AllianceBernstein Holding LP *	2,002	177,177
AmeriCredit Corp. * (a)	3,499	79,987
Ameriprise Financial, Inc.	6,144	351,068
Asset Acceptance Capital Corp. *	1,057	16,352
Asta Funding, Inc. (a)	416	17,963
Bankrate, Inc. * (a)	447	15,752
Bear Stearns Companies, Inc.	2,698	405,644
Blackrock, Inc., Class A (a)	2,112	330,127
Calamos Asset Management, Inc. (a)	685	15,289
Capital One Financial Corp.	10,503	792,556
CapitalSource, Inc. (a)	3,663	92,051
Charles Schwab Corp.	32,142	587,877
CharterMac (a)	1,503	29,083
Cheviot Financial Corp. (a)	1,090	14,628
Chicago Merchantile Exchange Holdings, Inc. (a)	847	450,994
CIT Group, Inc.	5,223	276,401
Citigroup, Inc.	121,425	6,233,960
City Holding Company	455	18,405
Cohen & Steers, Inc. (a)	1,061	45,708
Countrywide Financial Corp.	14,643	492,591
Cross Timbers Royalty Trust (a)	315	13,217
Delphi Financial Group, Inc.	1,258	50,609
Dollar Financial Corp. *	1,469	37,166
E*TRADE Financial Corp. *	9,216	195,564
Eaton Vance Corp.	3,310	117,968
Encore Capital Group, Inc. *	707	7,028
EuroBancshares, Inc. * (a)	747	6,768
Federal Home Loan Mortgage Corp.	16,952	1,008,474
Federal National Mortgage Association	23,795	1,298,731
Federated Investors, Inc., Class B	2,639	96,904
Fidelity National Financial, Inc., Class A	8,156	195,826
Fidelity National Information Services, Inc.	4,891	222,345
Financial Federal Corp. (a)	678	17,845
Franklin Resources, Inc.	6,243	754,342
Fremont General Corp. (a)	1,997	13,839
Friedman, Billings, Ramsey Group, Inc. (a)	3,899	21,522
Fulton Financial Corp. (a)	4,310	62,624
GATX Corp. (a)	1,255	59,989
GFI Group, Inc. * (a)	729	49,550
Goldman Sachs Group, Inc.	9,936	2,053,076
Great Lakes Bancorp Inc * (a)	830	9,960
Heartland Payment Systems, Inc. (a)	876	20,709
Hugoton Royalty Trust, SBI (a)	1,533	38,601
IndyMac Bancorp, Inc. (a)	1,474	47,242
Interactive Data Corp.	2,433	60,217
IntercontinentalExchange, Inc. *	1,375	168,039
The accompanying notes are an integral part of the financial statements.
376

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
International Securities Exchange
Holdings, Inc.	1,047	$51,094
Investment Technology Group, Inc. *	1,119	43,865
Investors Financial Services Corp.	1,663	96,703
Irwin Financial Corp. (a)	862	16,068
Janus Capital Group, Inc. (a)	5,696	119,103
Jefferies Group, Inc.	2,936	84,997
JP Morgan Chase & Company	85,704	4,146,360
Kearny Financial Corp. (a)	1,743	25,064
Knight Capital Group, Inc. *	3,074	48,692
LaBranche & Company, Inc. * (a)	1,966	16,043
Lazard, Ltd., Class A (a)	897	45,011
Legg Mason, Inc.	2,716	255,874
Lehman Brothers Holdings, Inc.	13,592	952,391
Leucadia National Corp. (a)	4,238	124,682
MarketAxess Holdings, Inc. * (a)	915	15,317
Mellon Financial Corp.	9,982	430,623
Merrill Lynch & Company, Inc.	22,044	1,800,333
MoneyGram International, Inc.	2,216	61,516
Morgan Stanley	26,743	2,106,279
Nasdaq Stock Market, Inc. *	2,771	81,495
National Financial Partners Corp. (a)	949	44,518
NBT Bancorp, Inc. (a)	870	20,384
Nelnet, Inc., Class A (a)	1,406	33,702
Nuveen Investments, Inc., Class A (a)	1,822	86,181
Nymex Holdings, Inc. *	1,547	210,021
NYSE Group, Inc. * (a)	3,835	359,531
Ocwen Financial Corp. * (a)	2,238	28,803
optionsXpress Holdings, Inc.	1,712	40,300
Piper Jaffray Companies, Inc. *	629	38,960
PNC Financial Services Group, Inc.	8,061	580,131
Portfolio Recovery Associates, Inc. * (a)	444	19,825
Raymond James Financial, Inc.	2,799	83,298
Sanders Morris Harris Group, Inc. (a)	702	7,476
SEI Investments Company	2,493	150,153
SLM Corp.	10,242	418,898
State Street Corp.	7,949	514,698
Stifel Financial Corp. * (a)	437	19,359
Student Loan Corp.	492	91,473
SWS Group, Inc.	1,081	26,820
Synovus Financial Corp.	7,144	231,037
T. Rowe Price Group, Inc.	6,348	299,562
TD Ameritrade Holding Corp. * (a)	13,217	196,669
The First Marblehead Corp. (a)	2,550	114,470
UMB Financial Corp. (a)	996	37,609
United Community Financial Corp. (a)	1,175	12,984
United Panam Financial Corp. * (a)	491	6,138
Waddell & Reed Financial, Inc., Class A	2,242	52,283
Washington Mutual, Inc.	23,815	961,650
Wells Fargo & Company	81,868	2,818,715
Wesco Financial Corp.	157	72,220
Western Union Company	18,732	411,167

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
World Acceptance Corp. * (a)	547	$21,853
WSFS Financial Corp.	201	12,960

		35,907,754
Food & Beverages - 2.80%
Campbell Soup Company	10,031	390,707
Chiquita Brands International, Inc. (a)	1,165	16,333
Coca-Cola Bottling Company	298	16,876
Coca-Cola Enterprises, Inc.	11,474	232,348
ConAgra Foods, Inc.	12,754	317,702
Constellation Brands, Inc., Class A *	5,252	111,237
Corn Products International, Inc.	1,896	67,479
Dean Foods Company * (a)	3,645	170,367
Del Monte Foods Company	5,086	58,387
Farmer Brothers Company (a)	578	13,121
Flowers Foods, Inc.	1,624	48,996
General Mills, Inc.	8,643	503,195
H.J. Heinz Company	8,378	394,771
Hain Celestial Group, Inc. *	1,053	31,664
Hansen Natural Corp. * (a)	2,316	87,730
Hershey Company (a)	6,007	328,343
Hormel Foods Corp.	3,352	124,661
J & J Snack Foods Corp.	546	21,562
Kellogg Company	9,808	504,425
Kraft Foods, Inc., Class A (a)	40,617	1,285,934
Lance, Inc.	948	19,188
M & F Worldwide Corp. * (a)	863	41,087
McCormick & Company, Inc.	3,265	125,768
National Beverage Corp. * (a)	1,469	25,766
Nuco2, Inc. * (a)	480	12,106
Pepsi Bottling Group, Inc.	5,801	184,994
PepsiAmericas, Inc.	3,340	74,549
PepsiCo, Inc.	40,812	2,594,011
Performance Food Group Company * (a)	1,050	32,414
Pilgrim's Pride Corp.	1,663	55,195
Premium Standard Farms, Inc.	861	18,115
Ralcorp Holdings, Inc. * (a)	786	50,540
Sanderson Farms, Inc. (a)	587	21,754
Sara Lee Corp.	19,297	326,505
Seabord Corp.	32	72,320
Smithfield Foods, Inc. * (a)	2,709	81,135
Sysco Corp.	15,268	516,516
The Coca-Cola Company	57,879	2,778,192
The J.M. Smucker Company	1,427	76,088
Tootsie Roll Industries, Inc. (a)	1,530	45,841
TreeHouse Foods, Inc. *	638	19,440
Tyson Foods, Inc., Class A	8,690	168,673
William Wrigley Jr. Company	5,406	275,328

		12,341,363
Forest Products - 0.12%
Caraustar Industries, Inc. * (a)	1,066	6,695
Deltic Timber Corp. (a)	400	19,184

The accompanying notes are an integral part of the financial statements.
377

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Forest Products (continued)
Rayonier, Inc.	1,668	$71,724
Weyerhaeuser Company	5,742	429,157

		526,760
Funeral Services - 0.03%
Service Corp. International	8,141	96,552
Stewart Enterprises, Inc., Class A	3,105	25,027

		121,579
Furniture & Fixtures - 0.06%
American Woodmark Corp. (a)	495	18,196
Ethan Allen Interiors, Inc. (a)	857	30,286
Furniture Brands International, Inc. (a)	1,404	22,155
Kimball International, Inc., Class B (a)	1,456	28,072
La-Z-Boy, Inc. (a)	1,567	19,399
Leggett & Platt, Inc. (a)	4,643	105,257
Sealy Corp.	1,591	27,811
Stanley Furniture Company, Inc. (a)	522	10,858

		262,034
Gas & Pipeline Utilities - 0.96%
AGL Resources, Inc.	1,802	76,981
American States Water Company (a)	484	17,845
Aquila, Inc. *	7,387	30,878
Atlas Pipeline Partners, LP	480	22,982
Atmos Energy Corp.	1,832	57,305
Aurora Oil & Gas Corp. *	4,704	12,277
Boardwalk Pipeline Partners LP	2,177	80,222
California Water Service Group (a)	522	20,003
Chesapeake Utilities Corp.	516	15,965
Copano Energy LLC	799	54,716
Crosstex Energy LP *	2,300	82,823
Crosstex Energy, Inc. (a)	1,140	32,775
DCP Midstream Partners LP (a)	1,237	48,367
Delta Natural Gas Company, Inc.	504	12,600
Dresser-Rand Group, Inc. *	1,943	59,184
El Paso Corp.	16,067	232,489
Enbridge Energy Management LLC * (a)	339	18,309
Energy Transfer Partners	1,831	106,674
Equitable Resources, Inc.	2,938	141,964
Ferrellgas Partners LP	1,994	46,221
Global Industries, Ltd. *	3,120	57,065
Holly Energy Partners, LP * (a)	942	43,907
Inergy LP *	1,364	44,576
KeySpan Corp.	3,772	155,218
Kinder Morgan Energy Partners (a)	5,295	278,941
Kinder Morgan Management LLC * (a)	1,661	85,110
Kinder Morgan, Inc. (a)	3,157	336,063
Magellan Midstream Partners LP (a)	1,578	73,850
Markwest Energy Partners LP * (a)	514	18,247
Middlesex Water Company	799	14,694
National Fuel Gas Company (a)	1,905	82,410
Nicor, Inc. (a)	931	45,079
NiSource, Inc.	6,535	159,715

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
Northwest Natural Gas Company	639	$29,183
ONEOK, Inc.	2,378	107,010
Piedmont Natural Gas, Inc. (a)	1,864	49,172
Questar Corp.	2,097	187,073
Regency Energy Partners LP	1,608	42,339
Semco Energy, Inc. * (a)	1,848	14,082
South Jersey Industries, Inc.	598	22,754
Southern Union Company	2,743	83,360
Southwest Gas Corp.	973	37,821
Southwest Water Company (a)	1,080	15,574
Spectra Energy Corp.	15,138	397,675
Star Gas Partners * (a)	7,771	30,385
TC Pipelines LP * (a)	496	18,094
The Laclede Group, Inc.	565	17,560
UGI Corp. (a)	2,614	69,820
Valero LP * (a)	624	41,558
Vectren Corp. (a)	1,864	53,310
WGL Holdings, Inc. (a)	1,114	35,626
Williams Companies, Inc.	14,248	405,498
Williams Partners LP (a)	552	26,347

		4,249,696
Gold - 0.01%
Meridian Gold, Inc. *	2,335	59,613
Healthcare Products - 2.78%
Adeza Biomedical Corp. *	684	16,334
Advanced Medical Optics, Inc. * (a)	1,677	62,384
Align Technology, Inc. * (a)	1,949	30,911
American Medical Systems Holdings, Inc. * (a)	1,828	38,699
AngioDynamics, Inc. *	453	7,651
Arthrocare Corp. * (a)	657	23,678
Aspect Medical Systems, Inc. * (a)	628	9,791
Bausch & Lomb, Inc.	1,275	65,229
Baxter International, Inc.	15,188	799,952
Beckman Coulter, Inc.	1,499	95,771
Becton, Dickinson & Company	6,087	468,029
Biomet, Inc.	6,021	255,832
Biosite, Inc. * (a)	450	37,787
Boston Scientific Corp. *	33,909	493,037
Bruker BioSciences Corp. *	3,261	34,306
C.R. Bard, Inc.	2,479	197,105
Caliper Life Sciences, Inc. *	1,496	8,452
Cantel Medical Corp. * (a)	473	7,279
Cerus Corp. * (a)	698	4,712
Computer Programs & Systems, Inc. (a)	340	9,119
Conceptus, Inc. *	895	17,900
CONMED Corp. *	870	25,430
Cyberonics, Inc. * (a)	684	12,846
Cytyc Corp. *	2,844	97,293
Dade Behring Holdings, Inc.	2,160	94,716
DENTSPLY International, Inc.	3,612	118,293
DJO, Inc. *	646	24,483

The accompanying notes are an integral part of the financial statements.
378

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Edwards Lifesciences Corp. *	1,478	$74,935
Foxhollow Technologies, Inc. * (a)	656	13,704
Gen-Probe, Inc. *	1,264	59,509
Haemonetics Corp. *	657	30,715
Health Tronics, Inc. *	1,039	5,600
Henry Schein, Inc. *	2,033	112,181
Hillenbrand Industries, Inc. (a)	1,392	82,643
Hologic, Inc. *	1,177	67,842
ICU Medical, Inc. * (a)	412	16,150
IDEXX Laboratories, Inc. *	815	71,418
Intralase Corp. * (a)	844	21,083
Intuitive Surgical, Inc. * (a)	889	108,076
Inverness Medical Innovations, Inc. *	645	28,238
Johnson & Johnson	70,979	4,277,195
Kensey Nash Corp. * (a)	407	12,414
Kinetic Concepts, Inc. *	1,748	88,519
Kyphon, Inc. * (a)	1,104	49,835
LCA-Vision, Inc. (a)	563	23,190
LifeCell Corp. * (a)	891	22,248
Mannkind Corp. * (a)	1,241	17,746
Medtronic, Inc.	28,821	1,413,958
Merit Medical Systems, Inc. *	854	10,718
NutriSystem, Inc. * (a)	881	46,173
Nuvasive, Inc. * (a)	852	20,235
Owens & Minor, Inc. (a)	1,027	37,722
Patterson Companies, Inc. *	3,385	120,134
Polymedica Corp. (a)	695	29,419
PSS World Medical, Inc. *	1,799	38,031
ResMed, Inc. * (a)	1,757	88,500
Respironics, Inc. *	1,770	74,322
Rotech Healthcare, Inc. * (a)	584	999
Sirona Dental Systems, Inc. * (a)	1,576	54,309
Somanetics Corp. * (a)	264	5,264
SonoSite, Inc. * (a)	480	13,565
Spectranetics Corp. * (a)	666	7,126
St. Jude Medical, Inc. *	8,991	338,152
Stereotaxis, Inc. * (a)	1,385	16,482
STERIS Corp.	1,720	45,683
Stryker Corp.	9,883	655,441
SurModics, Inc. * (a)	482	17,352
Symmetry Medical, Inc. * (a)	961	15,693
The Cooper Companies, Inc. (a)	1,099	53,433
The Medicines Company * (a)	1,368	34,309
Thoratec Corp. * (a)	1,408	29,427
USANA Health Sciences, Inc. * (a)	525	24,607
Varian Medical Systems, Inc. *	3,215	153,323
Ventana Medical Systems, Inc. * (a)	955	40,015
Viasys Healthcare, Inc. *	885	30,081
Visicu, Inc. * (a)	999	7,792
Wright Medical Group, Inc. *	1,018	22,691
Young Innovations, Inc. (a)	334	9,092
Zimmer Holdings, Inc. *	6,064	517,926

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Zoll Medical Corp. *	804	$21,427

		12,233,661
Healthcare Services - 1.82%
Amedisys, Inc. *	546	17,707
AMERIGROUP Corp. *	1,295	39,368
AMN Healthcare Services, Inc. *	870	19,679
Apria Healthcare Group, Inc. * (a)	1,257	40,538
Barrier Therapeutics, Inc. * (a)	1,030	7,107
Brookdale Senior Living, Inc. (a)	2,090	93,339
Capital Senior Living Corp. * (a)	1,435	16,660
Cardinal Health, Inc.	10,523	767,653
Cerner Corp. * (a)	1,812	98,663
CorVel Corp. * (a)	645	19,511
Covance, Inc. *	1,539	91,324
Coventry Health Care, Inc. *	3,977	222,911
Cross Country Healthcare, Inc. *	934	17,027
DaVita, Inc. *	2,460	131,167
Emdeon Corp. * (a)	5,031	76,119
Emeritus Corp. * (a)	1,784	60,210
Enzo Biochem, Inc. * (a)	1,022	15,412
Express Scripts, Inc. *	3,586	289,462
Genesis HealthCare Corp. *	528	33,322
Health Net, Inc. *	2,798	150,560
HEALTHSOUTH Corp. * (a)	1,800	37,818
Healthways, Inc. * (a)	888	41,514
Horizon Health Corp. *	400	7,820
Humana, Inc. *	3,965	230,049
IMS Health, Inc.	5,664	167,994
Kindred Healthcare, Inc. *	986	32,321
Laboratory Corp. of America Holdings *	3,204	232,707
Lincare Holdings, Inc. *	2,444	89,573
Magellan Health Services, Inc. *	749	31,458
McKesson Corp.	7,269	425,527
Medco Health Solutions, Inc. *	7,581	549,850
Medical Staffing Network Holdings, Inc. * (a)	1,573	9,989
National Healthcare Corp. (a)	373	19,016
Nitromed, Inc. * (a)	804	2,509
Odyssey Healthcare, Inc. *	1,115	14,640
Omnicare, Inc. (a)	2,628	104,516
Palomar Medical Technologies, Inc. * (a)	528	21,094
Pediatrix Medical Group, Inc. *	1,140	65,048
Phase Forward, Inc. *	1,337	17,555
Quest Diagnostics, Inc.	4,901	244,413
Radiation Therapy Services, Inc. * (a)	650	19,916
Sierra Health Services, Inc. *	1,410	58,050
Symbion, Inc. *	656	12,864
The Advisory Board Company *	478	24,196
United Surgical Partners International, Inc. *	1,176	36,233
UnitedHealth Group, Inc.	33,526	1,775,872
US Physical Therapy, Inc. *	557	7,753
WebMD Health Corp. *	1,434	75,471

The accompanying notes are an integral part of the financial statements.
379

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Weight Watchers International, Inc. (a)	2,510	$115,686
WellCare Health Plans, Inc. *	1,050	89,513
Wellpoint, Inc. *	15,591	1,264,430

		8,033,134
Holdings Companies/Conglomerates - 3.21%
Berkshire Hathaway, Inc., Class A * (a)	38	4,141,620
Florida East Coast, Inc. (a)	910	57,048
General Electric Company	254,170	8,987,451
Loews Corp.	13,974	634,839
PICO Holdings, Inc. * (a)	455	19,433
Textron, Inc.	3,208	288,079
United Industrial Corp. (a)	371	20,479

		14,148,949
Homebuilders - 0.28%
AMREP Corp. * (a)	373	28,814
Beazer Homes USA, Inc. (a)	1,015	29,465
Centex Corp.	3,118	130,270
Champion Enterprises, Inc. * (a)	2,044	17,987
D.R. Horton, Inc. (a)	7,640	168,080
Hovnanian Enterprises, Inc., Class A * (a)	1,487	37,413
KB Home (a)	2,307	98,440
Lennar Corp., Class A	3,753	158,414
M.D.C. Holdings, Inc. (a)	1,053	50,618
M/I Homes, Inc. (a)	342	9,080
Meritage Homes Corp. * (a)	654	21,006
NVR, Inc. *	152	101,080
Orleans Homebuilders, Inc. (a)	567	5,018
Palm Harbor Homes, Inc. *	792	11,357
Pulte Homes, Inc. (a)	6,300	166,698
Ryland Group, Inc.	1,136	47,928
Standard Pacific Corp. (a)	1,638	34,185
Toll Brothers, Inc. *	3,783	103,579
Walter Industries, Inc. (a)	981	24,280

		1,243,712
Hotels & Restaurants - 1.31%
AFC Enterprises, Inc. *	877	17,584
Ameristar Casinos, Inc.	1,497	48,069
Applebee's International, Inc.	2,049	50,774
BJ's Restaurants, Inc. * (a)	655	13,840
Bob Evans Farms, Inc.	1,095	40,460
Boyd Gaming Corp.	2,197	104,665
Brinker International, Inc.	3,097	101,272
Buffalo Wild Wings, Inc. * (a)	376	23,951
Burger King Holdings, Inc.	2,104	45,446
California Pizza Kitchen, Inc. * (a)	575	18,912
CBRL Group, Inc. (a)	1,149	53,199
CEC Entertainment, Inc. *	961	39,920
Chipotle Mexican Grill, Inc., Class A * (a)	781	48,500
Choice Hotels International, Inc. (a)	1,681	59,558
CKE Restaurants, Inc. (a)	1,734	32,703
Cosi, Inc. * (a)	1,153	6,434

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Darden Restaurants, Inc.	3,610	$148,696
Denny's Corp. *	2,667	13,068
Domino's Pizza, Inc.	1,660	53,900
Hilton Hotels Corp.	9,447	339,714
IHOP Corp. (a)	562	32,961
InnSuites Hospitality Trust (a)	12,374	14,849
Interstate Hotels & Resorts, Inc. *	2,180	13,756
Jack in the Box, Inc. *	962	66,503
Jamba, Inc. * (a)	4,330	39,749
Krispy Kreme Doughnuts, Inc. *	1,866	19,015
Landry's Restaurants, Inc. (a)	634	18,766
Luby's Cafeterias, Inc. *	714	6,976
Marcus Corp.	987	22,958
Marriott International, Inc., Class A	10,522	515,157
McCormick & Schmick's Seafood
Restaurants, Inc. *	640	17,158
McDonald's Corp.	29,717	1,338,751
O'Charley's, Inc. *	674	13,002
Orient Express Hotels, Ltd.	1,348	80,637
OSI Restaurant Partners, Inc.	1,741	68,770
P.F. Chang's China Bistro, Inc. * (a)	698	29,232
Panera Bread Company, Class A * (a)	785	46,362
Papa Johns International, Inc. * (a)	926	27,224
Peets Coffee & Tea, Inc. * (a)	450	12,429
RARE Hospitality International, Inc. *	960	28,886
Red Robin Gourmet Burgers, Inc. * (a)	450	17,469
Ruby Tuesday, Inc. (a)	1,600	45,760
Ruth's Chris Steak House, Inc. * (a)	622	12,664
Sonic Corp. *	2,166	48,259
Starbucks Corp. *	18,965	594,743
Starwood Hotels & Resorts Worldwide, Inc.	5,339	346,234
Texas Roadhouse, Inc., Class A * (a)	1,964	27,987
The Cheesecake Factory, Inc. * (a)	1,939	51,674
The Steak & Shake Company * (a)	873	14,640
Tim Hortons, Inc. (a)	797	24,245
Triarc Companies, Inc. (a)	2,078	35,721
Wendy's International, Inc. (a)	2,768	86,638
Wyndham Worldwide Corp. *	5,040	172,116
Wynn Resorts, Ltd. * (a)	2,500	237,150
Yum! Brands, Inc.	6,864	396,465

		5,785,571
Household Appliances - 0.10%
Bassett Furniture Industries, Inc. (a)	689	10,142
Black & Decker Corp.	1,923	156,955
Consolidated Tomoka Land Company (a)	172	12,977
Drew Industries, Inc. * (a)	610	17,495
Lifetime Brands, Inc. (a)	569	11,887
National Presto Industries, Inc.	327	20,156
Technical Olympic USA, Inc. (a)	1,501	5,989
The Toro Company (a)	1,004	51,445

The accompanying notes are an integral part of the financial statements.
380

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Appliances (continued)
Whirlpool Corp. (a)	1,811	$153,772

		440,818
Household Products - 0.28%
Blyth, Inc. (a)	1,103	23,284
Central Garden & Pet Company, Class A * (a)	1,054	15,494
Central Garden & Pet Company * (a)	527	7,784
Church & Dwight, Inc.	1,571	79,100
Energizer Holdings, Inc. *	1,720	146,768
Fortune Brands, Inc.	3,522	277,604
iRobot Corp. * (a)	343	4,483
Jarden Corp. * (a)	1,301	49,828
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	1,424	24,222
Newell Rubbermaid, Inc.	6,692	208,054
Select Comfort Corp. * (a)	1,437	25,579
Tempur-Pedic International, Inc. (a)	2,596	67,470
The Clorox Company	3,563	226,927
Tupperware Brands Corp.	1,546	38,542
TurboChef Technologies, Inc. *	860	13,089
WD-40 Company	574	18,202

		1,226,430
Housing & Urban Development - 0.00%
Cavco Industries, Inc. * (a)	331	11,569
Industrial Machinery - 1.17%
Actuant Corp., Class A (a)	705	35,821
AGCO Corp. *	2,136	78,968
Alamo Group, Inc.	529	12,278
Albany International Corp., Class A (a)	832	29,902
Badger Meter, Inc. (a)	562	14,921
Briggs & Stratton Corp. (a)	1,284	39,611
Cameron International Corp. *	2,652	166,519
Cascade Corp.	355	21,257
Caterpillar, Inc.	16,012	1,073,284
Circor International, Inc.	529	18,885
Cognex Corp. (a)	1,242	26,914
Cummins, Inc.	1,050	151,956
Deere & Company	5,805	630,655
Dionex Corp. * (a)	573	39,027
Donaldson Company, Inc.	2,028	73,211
Dover Corp.	4,844	236,436
EnPro Industries, Inc. * (a)	614	22,135
Flowserve Corp.	1,387	79,323
FMC Technologies, Inc. *	1,668	116,360
Gardner Denver, Inc. *	1,136	39,590
Gehl Company * (a)	385	9,771
Gorman Rupp Company	732	23,446
Graco, Inc.	1,685	65,985
Grant Prideco, Inc. *	3,197	159,339
H&E Equipment Services, Inc. *	710	15,265
IDEX Corp.	1,195	60,802
Ingersoll-Rand Company, Class A	7,935	344,141

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Intevac, Inc. * (a)	890	$23,469
ITT Corp.	4,424	266,856
Kadant, Inc. *	581	14,734
Kennametal, Inc.	911	61,593
Lincoln Electric Holdings, Inc.	997	59,381
Lindsay Corp. (a)	490	15,577
Lufkin Industries, Inc.	404	22,697
Metropolitan Pro Corp. (a)	896	13,019
Middleby Corp. * (a)	248	32,696
NACCO Industries, Inc., Class A	218	29,955
NATCO Group, Inc. *	653	22,280
Pall Corp.	3,042	115,596
Parker-Hannifin Corp.	2,823	243,653
Presstek, Inc. * (a)	1,281	7,750
Quixote Corp. (a)	477	9,540
Robbins & Myers, Inc.	483	18,011
Rofin Sinar Technologies, Inc. *	489	28,939
Sauer-Danfoss, Inc.	1,423	42,832
Tecumseh Products Company, Class A * (a)	607	6,113
Tennant Company	610	19,209
Terex Corp. *	2,346	168,349
The Manitowoc Company, Inc.	1,434	91,102
Tredegar Industries, Inc. (a)	1,136	25,889
Valmont Industries, Inc. (a)	701	40,539
W.W. Grainger, Inc.	2,121	163,826
Watts Water Technologies, Inc., Class A (a)	901	34,265

		5,163,672
Industrials - 0.08%
Brookfield Homes Corp. (a)	724	23,240
Clean Harbors, Inc. * (a)	490	22,158
Crane Company	1,506	60,872
Fastenal Company (a)	3,733	130,842
GrafTech International, Ltd. *	2,934	26,641
Harsco Corp.	1,974	88,554
Lawson Products, Inc.	327	12,387

		364,694
Insurance - 4.62%
21st Century Insurance Group (a)	2,521	53,445
ACE, Ltd.	7,052	402,387
Aetna, Inc.	13,077	572,642
Affirmative Insurance Holdings, Inc.	743	12,854
AFLAC, Inc.	12,396	583,356
Alfa Corp. (a)	2,297	42,449
Alleghany Corp. * (a)	198	73,928
Allstate Corp.	16,293	978,558
Ambac Financial Group, Inc.	2,584	223,232
American Equity Investment Life Holding
Company	1,163	15,270
American Financial Group, Inc. (a)	2,875	97,865
American Independence Corp. * (a)	1,047	10,973
American International Group, Inc.	63,905	4,295,694

The accompanying notes are an integral part of the financial statements.
381

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American National Insurance Company	652	$83,410
American Physicians Capital, Inc. *	532	21,323
Aon Corp.	7,901	299,922
Arch Capital Group, Ltd. *	785	53,545
Argonaut Group, Inc. *	829	26,826
Arthur J. Gallagher & Company (a)	2,308	65,386
Aspen Insurance Holdings, Ltd.	1,425	37,349
Assurant, Inc.	3,523	188,939
Assured Guaranty, Ltd.	1,717	46,908
Axis Capital Holdings, Ltd.	3,019	102,223
Baldwin & Lyons, Inc., Class B	652	16,593
Bristol West Holdings, Inc.	981	21,749
Brown & Brown, Inc.	3,426	92,673
Chubb Corp.	9,752	503,886
CIGNA Corp.	2,606	371,772
Cincinnati Financial Corp.	4,258	180,539
Citizens, Inc. Class A * (a)	2,076	15,176
CNA Financial Corp. *	6,508	280,430
CNA Surety Corp. *	1,332	28,105
Commerce Group, Inc.	1,732	52,029
Conseco, Inc. *	3,755	64,962
Crawford & Company, Class B	1,928	11,182
Direct General Corp.	778	16,540
Donegal Group, Inc., Class B	898	15,338
EMC Insurance Group, Inc. (a)	958	24,716
Endurance Specialty Holdings, Ltd.	1,145	40,922
Erie Indemnity Company., Class A (a)	1,540	81,266
Everest Re Group, Ltd.	1,215	116,847
FBL Financial Group, Inc., Class A	895	35,021
First Acceptance Corp. * (a)	1,634	17,108
First American Corp.	2,330	118,178
FPIC Insurance Group, Inc. * (a)	376	16,796
Genworth Financial, Inc.	11,537	403,103
Great American Financial Resources, Inc.	1,461	35,765
Hanover Insurance Group, Inc.	1,423	65,629
Harleysville Group, Inc.	885	28,754
Hartford Financial Services Group, Inc.	7,411	708,343
HCC Insurance Holdings, Inc. (a)	2,596	79,957
Hilb, Rogal and Hamilton Company	909	44,586
Horace Mann Educators Corp.	1,166	23,961
Independence Holding Company (a)	736	15,927
Infinity Property & Casualty Corp.	550	25,773
IPC Holdings, Ltd.	1,141	32,918
James River Group, Inc. (a)	644	20,164
Kansas City Life Insurance Company (a)	330	14,850
KMG America Corp. *	1,222	5,658
LandAmerica Financial Group, Inc. (a)	458	33,851
Lincoln National Corp.	6,884	466,666
Markel Corp. *	254	123,147
Marsh & McLennan Companies, Inc.	12,925	378,573
Max Re Capital, Ltd.	1,084	27,620
MBIA, Inc. (a)	3,350	219,392

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Mercury General Corp. (a)	1,384	$73,407
MetLife, Inc.	18,107	1,143,457
MGIC Investment Corp.	2,336	137,637
Midland Company (a)	534	22,652
Montpelier Re Holdings, Ltd.	1,980	34,333
National Interstate Corp.	724	18,650
National Western Life Insurance Company,
Class A *	85	20,808
Nationwide Financial Services, Inc., Class A	2,303	124,040
Navigators Group, Inc. *	389	19,516
Nymagic, Inc.	595	24,306
Odyssey Re Holdings Corp.	1,688	66,355
Ohio Casualty Corp.	1,615	48,369
Old Republic International Corp.	5,632	124,580
OneBeacon Insurance Group, Ltd.	1,602	40,050
PartnerRe, Ltd. (a)	1,064	72,927
Philadelphia Consolidated Holding Corp. *	1,743	76,675
Phoenix Companies, Inc.	2,874	39,891
Platinum Underwriters Holdings, Ltd.	801	25,696
PMA Capital Corp., Class A * (a)	1,524	14,310
PMI Group, Inc.	2,259	102,152
Presidential Life Corp.	1,029	20,292
Primus Guaranty, Ltd. * (a)	1,254	15,424
Principal Financial Group, Inc.	6,854	410,349
ProAssurance Corp. * (a)	803	41,073
Progressive Corp.	19,604	427,759
Protective Life Corp.	1,617	71,213
Prudential Financial, Inc.	12,367	1,116,245
PXRE Group, Ltd. *	811	3,893
Radian Group, Inc.	2,104	115,468
Reinsurance Group of America, Inc.	1,534	88,542
RenaissanceRe Holdings, Ltd.	1,482	74,308
RLI Corp.	684	37,572
SAFECO Corp.	3,106	206,332
Safety Insurance Group, Inc. (a)	470	18,856
Scottish Re Group, Ltd. (a)	822	3,304
SeaBright Insurance Holdings, Inc. *	913	16,799
Selective Insurance Group, Inc.	1,468	37,375
Stancorp Financial Group, Inc.	1,376	67,658
State Auto Financial Corp. (a)	1,111	35,696
Stewart Information Services Corp.	448	18,722
The Travelers Companies, Inc.	17,119	886,251
Torchmark Corp.	2,347	153,940
Tower Group, Inc.	782	25,196
Transatlantic Holdings, Inc.	1,681	109,467
Triad Guaranty, Inc. * (a)	426	17,641
U.S.I. Holdings Corp. *	1,456	24,534
United Fire & Casualty Company (a)	551	19,357
Unitrin, Inc.	1,777	83,643
Universal American Financial Corp. *	1,579	30,601
UnumProvident Corp. (a)	7,369	169,708
W.R. Berkley Corp.	4,734	156,790

The accompanying notes are an integral part of the financial statements.
382

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd. (a)	272	$154,088
XL Capital, Ltd., Class A (a)	3,724	260,531
Zenith National Insurance Corp.	805	38,052

		20,351,439
International Oil - 4.41%
Anadarko Petroleum Corp.	11,504	494,442
APCO Argentina, Inc.	289	27,319
ATP Oil & Gas Corp. * (a)	785	29,516
Callon Petroleum Company *	684	9,282
Cheniere Energy, Inc. * (a)	1,378	42,924
Chevron Corp.	54,854	4,057,002
ConocoPhillips	40,954	2,799,206
Exxon Mobil Corp.	139,314	10,511,241
Hess Corp.	6,810	377,751
Murphy Oil Corp.	4,552	243,077
Nabors Industries, Ltd. *	7,714	228,874
Noble Corp.	3,207	252,327
Parker Drilling Company *	2,920	27,419
Weatherford International, Ltd. *	7,442	335,634

		19,436,014
Internet Content - 1.09%
Alloy, Inc. *	493	5,857
Audible, Inc. * (a)	667	6,930
Autobytel, Inc. * (a)	1,954	6,917
CMGI, Inc. * (a)	13,893	29,453
CNET Networks, Inc. * (a)	3,872	33,725
Google, Inc., Class A *	7,596	3,480,183
Harris Interactive, Inc. * (a)	2,599	15,672
InfoSpace, Inc. * (a)	880	22,590
Internet Cap Group, Inc. * (a)	1,364	14,595
Jupitermedia Corp. * (a)	974	6,448
Move, Inc. *	4,230	23,434
NetRatings, Inc. * (a)	1,079	22,443
ProQuest Company * (a)	776	6,984
RightNow Technologies, Inc. * (a)	964	15,790
Safeguard Scientifics, Inc. * (a)	5,814	17,210
Schawk, Inc., Class A (a)	701	12,695
The Knot, Inc. * (a)	650	13,995
Travelzoo, Inc. * (a)	472	17,355
WebSideStory, Inc. * (a)	601	7,783
Yahoo!, Inc. *	33,293	1,041,738

		4,801,797
Internet Retail - 0.59%
1-800-Flowers.com, Inc. * (a)	2,472	19,232
Amazon.com, Inc. * (a)	10,114	402,436
Ariba, Inc. * (a)	2,215	20,821
Blue Nile, Inc. *	513	20,858
Drugstore.com, Inc. * (a)	3,162	8,158
eBay, Inc. *	34,019	1,127,730
Expedia, Inc. * (a)	8,965	207,809
IAC/InterActiveCorp. * (a)	7,165	270,192

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail (continued)
Liberty Media Holding Corp.-Interactive A *	17,308	$412,276
Netflix, Inc. * (a)	1,442	33,440
Overstock.com, Inc. * (a)	572	9,495
PetMed Express, Inc. * (a)	561	6,648
Priceline.com, Inc. * (a)	1,083	57,681
Stamps.com, Inc. * (a)	691	9,930

		2,606,706
Internet Service Provider - 0.08%
Cogent Communications Group, Inc. *	2,200	51,986
Covad Communications Group, Inc. * (a)	9,963	12,653
Earthlink, Inc. * (a)	3,634	26,710
Entrust, Inc. *	2,342	9,438
Equinix, Inc. * (a)	649	55,574
eSPEED, Inc., Class A * (a)	1,918	18,221
Online Resources Corp. * (a)	967	11,092
Salesforce.Com, Inc. * (a)	2,661	113,944
Terremark Worldwide, Inc. * (a)	1,611	12,985
United Online, Inc. (a)	1,812	25,422

		338,025
Internet Software - 0.34%
ActivIdentity Corp. *	2,377	12,004
Agile Software Corp. * (a)	1,817	12,628
Akamai Technologies, Inc. *	3,538	176,617
CheckFree Corp. * (a)	2,271	84,231
Cybersource Corp. *	1,418	17,739
DealerTrack Holdings, Inc. *	1,534	47,125
Digital River, Inc. * (a)	910	50,278
eResearch Technology, Inc. * (a)	1,491	11,719
F5 Networks, Inc. *	971	64,746
Interwoven, Inc. *	1,408	23,795
Keynote Systems, Inc. *	917	12,306
Lionbridge Technologies, Inc. * (a)	1,551	7,895
McAfee, Inc. *	4,042	117,541
NIC, Inc. * (a)	2,270	12,167
Openwave Systems, Inc. * (a)	2,022	16,479
PC-Tel, Inc. *	1,241	12,621
RealNetworks, Inc. * (a)	4,524	35,514
S1 Corp. *	2,496	14,976
Safenet, Inc. * (a)	706	19,980
Sapient Corp. * (a)	3,592	24,641
Symantec Corp. *	23,619	408,609
TIBCO Software, Inc. *	5,718	48,717
VASCO Data Security International, Inc. *	1,113	19,889
VeriSign, Inc. *	6,309	158,482
Vignette Corp. *	1,019	18,923
WebEx Communications, Inc. *	1,230	69,938
WebMethods, Inc. *	1,994	14,337

		1,513,897
Investment Companies - 0.06%
CBOT Holdings, Inc. * (a)	1,191	216,167
GAMCO Investors, Inc. (a)	836	36,224

The accompanying notes are an integral part of the financial statements.
383

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Investment Companies (continued)
Medallion Financial Corp. (a)	1,041	$11,909
WP Stewart & Company, Ltd. (a)	673	6,777

		271,077
Leisure Time - 1.46%
Ambassadors International, Inc. (a)	823	37,973
Arctic Cat, Inc. (a)	603	11,752
Bally Technologies, Inc. * (a)	1,490	35,134
Blockbuster, Inc., Class A * (a)	5,142	33,114
Bluegreen Corp. * (a)	856	9,664
Brunswick Corp.	2,357	75,070
Callaway Golf Company (a)	2,096	33,033
Carmike Cinemas, Inc. (a)	408	9,466
Carnival Corp.	15,532	727,830
Cedar Fair LP *	1,203	34,358
Churchill Downs, Inc.	400	18,156
Dover Downs Gaming & Entertainment, Inc.	1,069	13,769
Dover Motorsports, Inc. (a)	1,735	9,109
DreamWorks Animation SKG, Class A *	2,576	78,774
Electronic Arts, Inc. *	7,469	376,139
Gaylord Entertainment Company *	1,067	56,412
Handleman Company (a)	782	5,451
Harrah's Entertainment, Inc.	4,519	381,630
International Game Technology	8,449	341,171
International Speedway Corp., Class A	1,229	63,539
Isle of Capri Casinos, Inc. * (a)	909	23,289
K2, Inc. *	1,334	16,128
Las Vegas Sands Corp. *	8,785	760,869
Life Time Fitness, Inc. * (a)	935	48,068
Marine Products Corp. (a)	1,265	12,106
MGM Mirage, Inc. * (a)	7,066	491,228
Monarch Casino & Resort, Inc. *	649	16,874
Multimedia Games, Inc. * (a)	948	11,281
Parkervision, Inc. * (a)	1,962	25,918
Penn National Gaming, Inc. * (a)	2,066	87,640
Pinnacle Entertainment, Inc. *	1,215	35,320
Polaris Industries, Inc. (a)	1,068	51,243
Progressive Gaming International Corp. * (a)	948	4,266
RC2 Corp. * (a)	550	22,214
Regal Entertainment Group, Class A (a)	3,652	72,565
Royal Caribbean Cruises, Ltd. (a)	5,009	211,179
Scientific Games Corp., Class A * (a)	2,266	74,393
Shuffle Master, Inc. * (a)	1,005	18,341
Six Flags, Inc. *	2,975	17,880
Speedway Motorsports, Inc. (a)	1,108	42,935
Station Casinos, Inc.	1,593	137,906
Sturm Ruger & Company, Inc. *	1,333	17,929
The Nautilus Group, Inc. (a)	851	13,131
Topps, Inc.	1,538	14,949
Vail Resorts, Inc. * (a)	998	54,221
Walt Disney Company	51,460	1,771,768
West Marine, Inc. * (a)	663	12,073

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
WMS Industries, Inc. * (a)	865	$33,943

		6,451,201
Life Sciences - 0.09%
American Ecology Corp.	747	14,350
Incyte Corp. * (a)	2,667	17,575
Ionatron, Inc. * (a)	2,040	9,506
PerkinElmer, Inc.	3,221	78,013
Pharmaceutical Product Development, Inc.	2,846	95,882
Pharmanet Development Group, Inc. * (a)	516	13,416
Senomyx, Inc. * (a)	773	9,570
Symyx Technologies, Inc. *	920	16,302
Waters Corp. *	2,747	159,326

		413,940
Liquor - 0.31%
Anheuser-Busch Companies, Inc.	18,958	956,621
Boston Beer Company, Inc. * (a)	560	18,676
Brown Forman Corp., Class B	2,924	191,697
Central European Distribution Corp. * (a)	697	20,290
Molson Coors Brewing Company, Class B	2,039	192,930

		1,380,214
Manufacturing - 1.68%
3M Company	18,050	1,379,562
Acuity Brands, Inc. (a)	1,155	62,878
AptarGroup, Inc.	879	58,831
Barnes Group, Inc. (a)	1,262	29,039
Blout International, Inc. * (a)	1,291	16,073
Carlisle Companies, Inc. (a)	1,482	63,622
Ceradyne, Inc. * (a)	677	37,059
Coherent, Inc. *	885	28,090
Danaher Corp.	7,510	536,589
Eaton Corp.	3,512	293,463
ESCO Technologies, Inc. *	682	30,567
General Cable Corp. * (a)	1,230	65,719
Harley-Davidson, Inc.	6,736	395,740
Hexcel Corp. * (a)	1,654	32,832
Honeywell International, Inc.	20,722	954,455
Illinois Tool Works, Inc.	14,108	727,973
Input/Output, Inc. *	2,379	32,783
Kaydon Corp.	802	34,133
Lancaster Colony Corp.	901	39,815
Mettler-Toledo International, Inc. *	538	48,189
Mine Safety Appliances Company (a)	943	39,663
Nordson Corp.	880	40,885
Pentair, Inc.	2,514	78,336
Raven Industries, Inc. (a)	557	15,624
Reddy Ice Holdings, Inc.	602	18,168
Rockwell Automation, Inc.	4,327	259,057
Roper Industries, Inc.	2,117	116,181
Snap-on, Inc.	1,425	68,543
SPX Corp.	1,885	132,327
Stanley Works	1,981	109,668

The accompanying notes are an integral part of the financial statements.
384

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Trinity Industries, Inc. (a)	1,924	$80,654
Tyco International, Ltd.	49,851	1,572,799

		7,399,317
Medical-Hospitals - 0.20%
AmSurg Corp. *	822	20,131
Centene Corp. *	1,169	24,537
Cepheid, Inc. * (a)	1,528	18,153
Community Health Systems, Inc. *	2,115	74,554
DexCom, Inc. * (a)	826	6,492
EV3, Inc. * (a)	2,249	44,305
Health Management Associates, Inc., Class A	5,894	64,068
Hythiam, Inc. * (a)	1,395	9,486
IRIS International, Inc. *	571	7,965
Lifepoint Hospitals, Inc. *	1,344	51,368
Manor Care, Inc.	1,903	103,447
Medcath Corp. * (a)	559	15,261
Neurometrix, Inc. * (a)	342	3,321
Novavax, Inc. * (a)	5,801	15,025
Orthovita, Inc. * (a)	2,726	7,960
Psychiatric Solutions, Inc. *	1,136	45,792
RehabCare Group, Inc. *	475	7,538
Sunrise Senior Living, Inc. * (a)	1,070	42,286
Tenet Healthcare Corp. * (a)	11,961	76,909
Triad Hospitals, Inc. *	2,010	105,023
Universal Health Services, Inc., Class B	1,330	76,156
VCA Antech, Inc. *	2,127	77,231

		897,008
Metal & Metal Products - 0.41%
A. M. Castle & Company	342	10,041
Brush Engineered Materials, Inc. * (a)	708	34,317
Commercial Metals Company	2,892	90,664
Crown Holdings, Inc. *	4,208	102,928
Dynamic Materials Corp. * (a)	287	9,391
Gibraltar Industries, Inc. (a)	830	18,775
Kaiser Aluminum Corp. *	707	55,146
Ladish Company, Inc. * (a)	591	22,245
Matthews International Corp., Class A	869	35,368
Metal Management, Inc.	356	16,447
Mueller Industries, Inc.	1,000	30,100
Mueller Water Products, Inc., Class B (a)	1,621	21,705
Mueller Water Products, Inc.	2,864	39,552
NN, Inc.	893	11,154
Precision Castparts Corp.	3,244	337,538
Quanex Corp.	939	39,767
Reliance Steel & Aluminum Company	1,840	89,056
RTI International Metals, Inc. *	623	56,699
Southern Copper Corp. (a)	7,118	510,076
Timken Company	2,224	67,409
Titanium Metals Corp. * (a)	5,352	192,039

		1,790,417

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining - 0.30%
Alliance Resource Partners LP (a)	957	$36,289
AMCOL International Corp. (a)	877	26,003
Charles & Colvard, Ltd.	578	3,630
Cleveland-Cliffs, Inc. (a)	1,088	69,643
Coeur d'Alene Mines Corp. * (a)	6,859	28,190
Compass Minerals International, Inc. (a)	794	26,520
Freeport-McMoRan Copper & Gold, Inc.,
Class B	7,717	510,784
Goldcorp Inc.	1,222	29,352
Hecla Mining Company * (a)	3,520	31,891
Natural Resource Partners LP (a)	606	40,723
Newmont Mining Corp.	9,993	419,606
Royal Gold, Inc. (a)	647	19,475
Stillwater Mining Company * (a)	2,575	32,677
USEC, Inc. * (a)	2,392	38,870
Vista Gold Corp. * (a)	2,428	18,186

		1,331,839
Mobile Homes - 0.03%
Coachmen Industries, Inc. (a)	931	9,803
Fleetwood Enterprises, Inc. * (a)	1,743	13,787
Skyline Corp. (a)	306	10,324
Thor Industries, Inc. (a)	1,473	58,022
Winnebago Industries, Inc. (a)	887	29,830

		121,766
Newspapers - 0.08%
Dow Jones & Company, Inc. (a)	2,079	71,663
Journal Register Company (a)	1,239	7,384
Lee Enterprises, Inc.	1,140	34,257
The New York Times Company, Class A (a)	3,509	82,497
Washington Post Company, Class B	227	173,315

		369,116
Office Furnishings & Supplies - 0.21%
Acco Brands Corp. * (a)	1,328	31,992
Avery Dennison Corp.	2,532	162,706
CompX International, Inc. (a)	703	11,339
Global Imaging Systems, Inc. *	1,186	23,127
Herman Miller, Inc.	1,657	55,493
HNI Corp. (a)	1,285	59,020
IKON Office Solutions, Inc.	3,585	51,517
Knoll, Inc.	1,433	34,148
Office Depot, Inc. *	7,591	266,748
OfficeMax, Inc.	1,770	93,350
Steelcase, Inc. Class A (a)	3,953	78,625
The Standard Register Company (a)	1,056	13,358
United Stationers, Inc. *	691	41,405

		922,828
Paper - 0.29%
Bowater, Inc. (a)	1,454	34,634
Buckeye Technologies, Inc. *	1,353	17,562
Chesapeake Corp.	590	8,909
Domtar Corp. *	12,700	118,237

The accompanying notes are an integral part of the financial statements.
385

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper (continued)
International Paper Company	10,758	$391,591
MeadWestvaco Corp.	4,307	132,828
Neenah Paper, Inc. (a)	477	18,956
P.H. Glatfelter Company	1,346	20,069
Plum Creek Timber Company, Inc.	4,321	170,334
Potlatch Corp. (a)	884	40,470
Rock-Tenn Company, Class A	1,261	41,865
Smurfit-Stone Container Corp. *	6,475	72,908
Temple-Inland, Inc.	2,779	166,017
Wausau-Mosinee Paper Corp. (a)	1,563	22,445
Xerium Technologies, Inc. (a)	1,156	9,271

		1,266,096
Petroleum Services - 1.70%
Atwood Oceanics, Inc. * (a)	840	49,300
Baker Hughes, Inc.	7,758	513,037
Basic Energy Services, Inc. * (a)	1,513	35,253
BJ Services Company	7,921	220,996
Bronco Drilling Company, Inc. *	569	9,428
Diamond Offshore Drilling, Inc.	3,171	256,692
Dril-Quip, Inc. * (a)	1,024	44,319
ENSCO International, Inc. (a)	3,722	202,477
GlobalSantaFe Corp.	5,908	364,405
Grey Wolf, Inc. * (a)	5,092	34,116
Gulfmark Offshore, Inc. *	605	26,408
Halliburton Company	25,302	803,086
Hercules Offshore, Inc. * (a)	563	14,784
Hornbeck Offshore Services, Inc. * (a)	637	18,250
Lone Star Technologies, Inc. *	769	50,777
Magellan Midstream Holdings LP (a)	967	25,509
Metretek Technologies, Inc. * (a)	1,230	16,408
Newpark Resources, Inc. * (a)	2,433	17,153
Oceaneering International, Inc. *	1,382	58,210
PetroHawk Energy Corp. * (a)	3,690	48,597
Petroleum Development Corp. * (a)	505	27,053
Pioneer Drilling Company *	1,275	16,180
Pride International, Inc. *	3,731	112,303
Rentech, Inc. * (a)	2,854	8,962
RPC, Inc. (a)	2,665	44,399
Schlumberger, Ltd.	29,050	2,007,355
SEACOR Holdings, Inc. * (a)	630	61,992
Smith International, Inc.	5,206	250,148
Superior Energy Services, Inc. *	2,361	81,384
Superior Well Services, Inc. *	558	12,750
Tesoro Petroleum Corp.	1,686	169,325
TETRA Technologies, Inc. * (a)	1,776	43,885
Tidewater, Inc. (a)	1,395	81,719
Todco, Class A *	1,556	62,754
Transocean, Inc. *	7,246	591,998
Universal Compression Holdings, Inc. * (a)	837	56,648
Valero Energy Corp.	15,327	988,438
W-H Energy Services, Inc. *	749	35,008

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
World Fuel Services Corp.	660	$30,532

		7,492,038
Pharmaceuticals - 3.92%
Abbott Laboratories	38,288	2,136,470
Adolor Corp. * (a)	1,345	11,769
Akorn, Inc. * (a)	7,021	47,392
Alexion Pharmaceuticals, Inc. * (a)	867	37,489
Alkermes, Inc. * (a)	2,425	37,442
Allergan, Inc.	3,533	391,527
Allos Therapeutics, Inc. * (a)	5,731	34,214
Altus Pharmaceuticals, Inc. * (a)	1,062	16,164
AmerisourceBergen Corp.	5,074	267,653
Amylin Pharmaceuticals, Inc. * (a)	2,782	103,936
Anadys Pharmaceuticals, Inc. * (a)	936	3,716
Array BioPharma, Inc. * (a)	1,615	20,511
Atherogenics, Inc. * (a)	1,167	3,279
Auxilium Pharmaceuticals, Inc. *	2,952	43,335
AVANIR Pharmaceuticals *	922	1,125
Barr Pharmaceuticals, Inc. *	2,663	123,430
Bentley Pharmaceuticals, Inc. * (a)	524	4,292
Biocryst Pharmaceuticals, Inc. * (a)	717	6,001
Bristol-Myers Squibb Company	48,187	1,337,671
Celgene Corp. *	9,214	483,366
Critical Therapeutics, Inc. * (a)	1,247	2,718
Cubist Pharmaceuticals, Inc. * (a)	1,485	32,774
Eli Lilly & Company	27,867	1,496,737
Encysive Pharmaceuticals, Inc. * (a)	1,783	4,832
Endo Pharmaceutical Holdings, Inc. *	3,321	97,637
Enzon Pharmaceuticals, Inc. * (a)	1,473	12,005
Forest Laboratories, Inc. *	7,829	402,724
Gilead Sciences, Inc. *	11,033	844,024
Herbalife, Ltd. *	1,725	67,603
Hi-Tech Pharmacal Company, Inc. * (a)	282	3,144
Hospira, Inc. *	3,921	160,369
Idenix Pharmaceuticals, Inc. * (a)	1,381	10,081
Indevus Pharmaceuticals, Inc. * (a)	6,365	45,001
Isis Pharmaceuticals, Inc. * (a)	2,163	20,051
King Pharmaceuticals, Inc. *	6,064	119,279
Medicis Pharmaceutical Corp., Class A	1,436	44,258
Merck & Company, Inc.	53,228	2,351,081
Mylan Laboratories, Inc.	5,423	114,642
Nastech Pharmaceutical Company, Inc. * (a)	732	7,898
Noven Pharmaceuticals, Inc. * (a)	759	17,609
NPS Pharmaceuticals, Inc. * (a)	1,459	4,946
Nuvelo, Inc. * (a)	1,597	5,877
Onyx Pharmaceuticals, Inc. * (a)	1,011	25,113
OSI Pharmaceuticals, Inc. * (a)	1,479	48,807
Par Pharmaceutical Companies, Inc. * (a)	956	24,015
PDL BioPharma, Inc. * (a)	2,798	60,717
Penwest Pharmaceuticals Company *	847	8,538
Peregrine Pharmaceuticals, Inc. * (a)	11,295	11,069

The accompanying notes are an integral part of the financial statements.
386

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	176,922	$4,469,050
Pharmion Corp. * (a)	907	23,845
POZEN, Inc. * (a)	1,071	15,797
Prestige Brands Holdings, Inc. *	1,485	17,597
Regeneron Pharmaceuticals, Inc. * (a)	1,603	34,657
Renovis, Inc. * (a)	767	2,684
Salix Pharmaceuticals, Ltd. * (a)	1,079	13,595
Santarus, Inc. *	3,089	21,747
Schering-Plough Corp.	36,441	929,610
Sciele Pharma, Inc. * (a)	1,052	24,911
Sepracor, Inc. * (a)	2,635	122,870
SONUS Pharmaceuticals, Inc. *	4,073	20,487
Supergen, Inc. * (a)	1,922	11,340
Theravance, Inc. * (a)	1,556	45,902
Unigene Laboratories, Inc. * (a)	2,181	4,929
United Therapeutics Corp. *	587	31,569
Valeant Pharmaceuticals International	2,490	43,052
Vanda Pharmaceuticals, Inc. * (a)	1,750	42,630
Vertex Pharmaceuticals, Inc. *	3,554	99,654
ViroPharma, Inc. * (a)	1,642	23,563
Warner Chilcott, Ltd., Class A *	3,822	56,604
Watson Pharmaceuticals, Inc. *	2,598	68,665

		17,279,089
Photography - 0.04%
Eastman Kodak Company (a)	7,159	161,507
Plastics - 0.01%
Spartech Corp.	894	26,230
Publishing - 0.39%
American Greetings Corp., Class A (a)	1,725	40,037
Consolidated Graphics, Inc. *	388	28,731
Courier Corp. (a)	409	15,980
Gannett Company, Inc.	5,936	334,137
Idearc, Inc. (a)	3,627	127,308
John Wiley & Sons, Inc., Class A	1,480	55,885
McClatchy Company, Class A (a)	1,934	61,134
McGraw-Hill Companies, Inc.	9,089	571,516
Media General, Inc., Class A (a)	610	23,278
Meredith Corp.	1,079	61,924
Multi-Color Corp.	395	13,853
Playboy Enterprises, Inc., Class B * (a)	1,100	11,319
PRIMEDIA, Inc. * (a)	7,618	20,264
Scholastic Corp. *	1,047	32,562
Sun-Times Media Group, Inc. (a)	2,878	14,275
Tribune Company	6,282	201,715
Valassis Communications, Inc. * (a)	1,297	22,295
Value Line, Inc.	333	15,917
VistaPrint, Ltd. * (a)	645	24,703
Warner Music Group Corp.	3,495	59,625

		1,736,458
Railroads & Equipment - 0.56%
Burlington Northern Santa Fe Corp.	9,110	732,717

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Railroads & Equipment (continued)
CSX Corp.	10,330	$413,717
Genesee & Wyoming, Inc., Class A * (a)	1,048	27,887
Greenbrier Company, Inc. (a)	480	12,816
Kansas City Southern *	1,973	70,199
Norfolk Southern Corp.	9,948	503,369
PAM Transportation Services, Inc. *	634	13,073
Union Pacific Corp.	6,400	649,920
Wabtec Corp.	1,237	42,664

		2,466,362
Real Estate - 2.42%
Acadia Realty Trust, REIT	882	22,994
Affordable Residential Communities, REIT * (a)	1,844	22,368
Agree Realty Corp., REIT (a)	550	18,777
Alexander's, Inc., REIT * (a)	141	58,050
Alexandria Real Estate Equities, Inc., REIT	478	47,977
AMB Property Corp., REIT	1,997	117,404
American Campus Communities, Inc., REIT (a)	583	17,659
American Community Properties Trust, REIT (a)	2,308	44,083
American Financial Realty Trust, REIT	3,361	33,879
American Home Mortgage Investment Corp.,
REIT (a)	1,223	33,009
American Land Lease, Inc., REIT (a)	618	15,450
American Mortgage Acceptance Company,
REIT (a)	767	6,857
American Real Estate Partners LP (a)	1,222	145,479
AmREIT, Inc. (a)	8,202	72,588
Annaly Capital Management, Inc., REIT	2,939	45,496
Anthracite Capital, Inc., REIT	1,225	14,700
Anworth Mortgage Asset Corp., REIT	1,245	12,164
Apartment Investment & Management
Company, Class A, REIT	2,356	135,918
Arbor Realty Trust, Inc. - REIT	473	14,398
Archstone-Smith Trust, REIT	5,064	274,874
Ashford Hospitality Trust, Inc., REIT	4,967	59,306
Associated Estates Realty Corp., REIT	1,445	20,360
Avalon Bay Communities, Inc., REIT	1,693	220,090
Avatar Holdings, Inc. * (a)	251	17,931
BioMed Realty Trust, Inc., REIT	874	22,986
Boston Properties, Inc., REIT	2,655	311,697
Brandywine Realty Trust, REIT	2,026	67,689
BRE Properties, Inc., Class A, REIT (a)	1,195	75,464
Brookfield Properties Corp.	3,532	142,340
BRT Realty Trust, REIT (a)	738	22,280
California Coastal Communities, Inc., REIT *	345	7,000
Camden Property Trust, REIT	1,198	84,231
Capital Lease Funding, Inc., REIT	5,157	55,231
Capital Trust, Inc., Class A, REIT (a)	416	18,957
CBL & Associates Properties, Inc., REIT	1,231	55,198
Cedar Shopping Centers, Inc., REIT	1,013	16,411
Colonial Properties Trust, REIT	840	38,363
Corporate Office Properties Trust, REIT (a)	1,040	47,507
Cousins Properties, Inc., REIT	1,233	40,516

The accompanying notes are an integral part of the financial statements.
387

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Crescent Real Estate Equities Company, REIT (a)	2,784	$55,847
Deerfield Triarc Capital Corp., REIT	899	13,476
Developers Diversified Realty Corp., REIT	2,549	160,332
DiamondRock Hospitality Company, REIT	1,050	19,950
Digital Realty Trust, Inc., REIT	840	33,516
Douglas Emmett, Inc., REIT	1,659	42,354
Duke Realty Corp., REIT (a)	3,343	145,320
Dynex Capital, Inc., REIT * (a)	2,878	22,304
Eagle Hospitality Properties Trust, Inc., REIT	5,897	65,752
EastGroup Properties, Inc., REIT	444	22,657
Education Realty Trust, Inc., REIT (a)	731	10,804
Entertainment Properties Trust, REIT	641	38,620
Equity Inns, Inc., REIT	1,520	24,898
Equity Lifestyle Properties, Inc., REIT	582	31,434
Equity One, Inc., REIT (a)	1,954	51,781
Equity Residential, REIT	7,017	338,430
Essex Property Trust, Inc., REIT	542	70,178
Extra Space Storage, Inc., REIT	1,097	20,777
Federal Realty Investment Trust, REIT	1,231	111,553
FelCor Lodging Trust, Inc., REIT	1,785	46,356
Feldman Mall Properties, Inc., REIT	4,929	59,838
Fieldstone Investment Corp., REIT	1,381	4,240
First Industrial Realty Trust, Inc., REIT (a)	951	43,080
First Potomac Realty Trust, REIT	511	14,599
Forest City Enterprises, Inc. (a)	2,489	164,722
Franklin Street Properties Corp., REIT (a)	890	17,070
General Growth Properties, Inc., REIT	5,876	379,413
Getty Realty Corp., REIT (a)	640	18,394
Gladstone Commercial Corp., REIT (a)	905	18,145
Glimcher Realty Trust, REIT (a)	1,169	31,586
GMH Communities Trust, REIT	1,179	11,778
Government Properties Trust, Inc., REIT	1,726	18,468
Gramercy Captial Corp., REIT (a)	604	18,531
Health Care Property Investors, Inc., REIT	3,275	117,998
Health Care REIT, Inc. (a)	1,747	76,693
Healthcare Realty Trust, Inc., REIT (a)	1,092	40,732
Hersha Hospitality Trust, REIT	1,446	17,034
Highland Hospitality Corp., REIT	1,307	23,265
Highwoods Properties, Inc., REIT	1,218	48,099
Home Properties, Inc., REIT	738	38,974
HomeBanc Corp., Georgia, REIT (a)	4,661	16,267
Hospitality Properties Trust, REIT	1,583	74,084
Host Hotels & Resorts, Inc., REIT	12,050	317,035
Housevalues, Inc. * (a)	863	4,367
HRPT Properties Trust, REIT (a)	4,873	59,938
Impac Mortgage Holdings, Inc., REIT (a)	1,955	9,775
Inland Real Estate Corp., REIT (a)	1,898	34,809
Innkeepers USA Trust, REIT (a)	1,264	20,578
Investors Real Estate Trust, SBI, REIT (a)	1,634	17,304
iStar Financial, Inc., REIT	2,425	113,563
Jones Lang LaSalle, Inc., REIT (a)	860	89,681
Kilroy Realty Corp., REIT	734	54,132

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Kimco Realty Corp., REIT	5,539	$269,971
Kite Realty Group Trust, REIT (a)	810	16,159
KKR Financial Corp., REIT	1,101	30,200
LaSalle Hotel Properties, REIT	857	39,731
Lexington Corporate Property Trust, REIT	1,330	28,103
Liberty Property Trust, REIT	1,948	94,907
LTC Properties, Inc., REIT	702	18,189
Luminent Mortgage Capital, Inc., REIT	1,219	10,898
Mack-California Realty Corp., REIT	1,325	63,110
Maguire Properties, Inc., REIT	1,286	45,730
Maxus Realty Trust, Inc., REIT *	1,430	19,376
Medical Properties Trust, Inc., REIT (a)	1,030	15,131
MFA Mortgage Investments, Inc., REIT	2,154	16,586
Mid-America Apartment Communities, Inc.,
REIT	668	37,582
Mission West Properties, Inc., REIT	1,383	19,998
Monmouth Capital Corp., REIT	11,785	65,171
Monmouth Real Estate Investment Corp.	2,009	17,318
National Health Investments, Inc., REIT	600	18,804
National Health Realty, Inc., REIT (a)	791	18,589
National Retail Properties, Inc., REIT	1,520	36,769
Nationwide Health Properties, Inc., REIT	1,747	54,611
New Century Financial Corp., REIT (a)	1,331	1,411
New Plan Realty Trust, Inc., REIT	2,383	78,710
New York Mortgage Trust, Inc., REIT	1,643	4,173
Newcastle Investment Corp., REIT	1,016	28,174
NorthStar Realty Finance Corp., REIT	3,864	58,771
Novastar Financial, Inc., REIT (a)	742	3,710
Omega Healthcare Investors, REIT (a)	1,611	27,629
One Liberty Properties, Inc., REIT	843	19,229
Opteum, Inc., REIT (a)	873	3,929
Origen Financial, Inc., REIT	2,054	14,296
Parkway Properties, Inc., REIT (a)	305	15,936
Pennsylvania Real Estate
Investment Trust, REIT	945	41,892
Pittsburgh & West Virginia Railroad, REIT (a)	4,825	43,473
PMC Commercial Trust, REIT	1,073	15,719
Post Properties, Inc., REIT (a)	1,052	48,108
ProLogis, REIT	5,558	360,881
PS Business Parks, Inc., REIT	588	41,466
Public Storage, Inc., REIT	3,949	373,852
RAIT Investment Trust, REIT	1,279	35,735
Ramco-Gershenson Properties Trust, REIT (a)	500	17,855
Realogy Corp., REIT * (a)	6,300	186,543
Realty Income Corp., REIT	1,886	53,185
Redwood Trust, Inc., REIT	533	27,812
Regency Centers Corp., REIT	1,383	115,550
Resource Capital Corp., REIT (a)	2,555	41,238
Saul Centers, Inc., REIT	452	25,719
Senior Housing Properties Trust, REIT	1,825	43,618
Simon Property Group, Inc., REIT	5,543	616,659
SL Green Realty Corp., REIT	1,138	156,111

The accompanying notes are an integral part of the financial statements.
388

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Sovran Self Storage, Inc., REIT	309	$17,122
Spirit Finance Corp., REIT	1,816	27,058
Strategic Hotel Cap, Inc., REIT (a)	1,088	24,883
Sun Communities, Inc., REIT	500	15,510
Sunstone Hotel Investors, Inc., REIT	940	25,624
Supertel Hospitality, Inc., REIT	3,159	24,103
Tanger Factory Outlet Centers, Inc., REIT (a)	791	31,948
Tarragon Realty Investments, Inc., REIT (a)	701	7,269
Taubman Centers, Inc., REIT	1,389	80,548
The Macerich Company, REIT	1,461	134,938
The Mills Corp., REIT (a)	1,397	35,260
The St. Joe Company, REIT (a)	1,851	96,826
Thornburg Mortgage, Inc., REIT (a)	2,085	54,210
UDR, Inc., REIT (a)	3,435	105,180
UMH Properties, REIT (a)	882	13,406
United Capital Corp. *	470	16,032
Universal Health Realty Income Trust, REIT (a)	381	13,621
Urstadt Biddle Properties, Inc., REIT	957	18,719
U-Store-It Trust, REIT	1,086	21,850
Ventas, Inc., REIT	2,153	90,706
Vornado Realty Trust, REIT	3,169	378,188
W. P. Carey & Company LLC (a)	1,077	35,939
Washington Real Estate Investment Trust,
REIT	1,085	40,601
Weingarten Realty Investors, REIT (a)	2,206	104,917
Wellsford Real Properties, Inc. *	2,736	21,341
Winston Hotels, Inc., REIT	1,145	17,209
Winthrop Realty Trust, REIT	2,231	14,747

		10,684,284
Retail Grocery - 0.34%
Arden Group, Inc. (a)	149	19,892
Ingles Markets, Inc.	1,172	47,864
Nash-Finch Company (a)	371	12,785
Pathmark Stores, Inc. *	1,141	14,605
Ruddick Corp.	1,244	37,420
Safeway, Inc.	10,800	395,712
Smart & Final, Inc. *	1,051	22,880
SUPERVALU, Inc.	4,804	187,692
The Great Atlantic & Pacific Tea Company * (a)	1,068	35,436
The Kroger Company	17,628	497,991
United Natural Foods, Inc. * (a)	1,094	33,520
Weis Markets, Inc. (a)	654	29,234
Whole Foods Market, Inc. (a)	3,100	139,035
Wild Oats Markets, Inc. * (a)	980	17,836

		1,491,902
Retail Trade - 4.93%
99 Cents Only Stores * (a)	2,028	29,872
A.C. Moore Arts & Crafts, Inc. *	572	12,207
Aaron Rents, Inc., Class B	1,343	35,509
Abercrombie & Fitch Company, Class A	2,147	162,485
Advance Auto Parts, Inc.	2,666	102,774

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Aeropostale, Inc. *	1,447	$58,213
American Eagle Outfitters, Inc. (a)	5,730	171,843
AnnTaylor Stores Corp. *	1,816	70,424
Barnes & Noble, Inc.	1,735	68,446
Bed Bath & Beyond, Inc. *	7,254	291,393
Best Buy Company, Inc.	12,002	584,737
Big 5 Sporting Goods Corp.	697	18,066
Big Lots, Inc. * (a)	3,052	95,467
BJ's Wholesale Club, Inc. *	1,712	57,917
Blair Corp. (a)	277	11,631
Bon-Ton Stores, Inc. (a)	535	30,088
Borders Group, Inc. (a)	1,847	37,716
Build A Bear Workshop, Inc. * (a)	569	15,630
Building Materials Holding Corp. (a)	708	12,822
Cabela's, Inc. *	1,563	38,778
CarMax, Inc. * (a)	5,176	127,019
Casey's General Stores, Inc.	1,293	32,338
Cash America International, Inc.	842	34,522
Cato Corp., Class A	882	20,630
Charlotte Russe Holding, Inc. *	412	11,894
Charming Shoppes, Inc. *	3,032	39,264
Chico's FAS, Inc. * (a)	4,406	107,639
Children's Place Retail Stores, Inc. *	723	40,315
Christopher & Banks Corp. (a)	1,072	20,872
Circuit City Stores, Inc.	4,544	84,200
Citi Trends, Inc. * (a)	380	16,241
Claire's Stores, Inc.	2,384	76,574
Coldwater Creek, Inc. * (a)	2,349	47,638
Conn's, Inc. * (a)	634	15,692
Cost Plus, Inc. * (a)	654	6,540
Costco Wholesale Corp.	11,530	620,775
CSS Industries, Inc.	278	10,419
CVS/Caremark Corp.	38,445	1,312,513
Deb Shops, Inc. (a)	469	12,701
Dick's Sporting Goods, Inc. *	1,295	75,447
Dillard's, Inc., Class A (a)	2,125	69,551
Dollar General Corp.	7,991	169,010
Dollar Tree Stores, Inc. *	2,705	103,439
DSW, Inc., Class A * (a)	1,168	49,301
Family Dollar Stores, Inc.	4,078	120,790
Federated Department Stores, Inc.	12,900	581,145
Finish Line, Inc. (a)	1,326	16,708
First Cash Financial Services, Inc. *	1,108	24,686
Foot Locker, Inc.	3,812	89,773
Fossil, Inc. * (a)	1,887	49,949
Fred's, Inc., Class A (a)	1,167	17,155
FTD Group, Inc.	974	16,100
GameStop Corp., Class A *	3,582	116,666
Gap, Inc.	20,413	351,308
Genesco, Inc. * (a)	586	24,337
Guitar Center, Inc. * (a)	669	30,185
Hibbett Sports, Inc. *	985	28,161

The accompanying notes are an integral part of the financial statements.
389

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Home Depot, Inc.	50,640	$1,860,514
Hot Topic, Inc. *	1,270	14,097
Inergy Holdings LP (a)	484	22,032
J. Crew Group, Inc. *	1,123	45,111
J.C. Penney Company, Inc.	5,495	451,469
Jo-Ann Stores, Inc. * (a)	635	17,304
Kenneth Cole Productions, Inc., Class A (a)	634	16,275
Kohl's Corp. *	7,799	597,481
Limited Brands, Inc.	9,797	255,310
Longs Drug Stores Corp.	947	48,903
Lowe's Companies, Inc.	36,608	1,152,786
Marinemax, Inc. * (a)	499	11,567
MSC Industrial Direct Company, Inc., Class A	1,618	75,528
NBTY, Inc. *	1,745	92,555
New York & Company, Inc. *	1,412	22,296
Nordstrom, Inc.	6,667	352,951
Pacific Sunwear of California, Inc. *	1,916	39,910
Pantry, Inc. *	608	27,494
Payless ShoeSource, Inc. *	1,729	57,403
PetSmart, Inc.	3,552	117,074
Pier 1 Imports, Inc. (a)	2,370	16,377
RadioShack Corp. (a)	3,305	89,334
Regis Corp.	1,107	44,690
Rent-A-Center, Inc. * (a)	1,880	52,602
Retail Ventures, Inc. * (a)	1,178	24,797
Rite Aid Corp. * (a)	13,707	79,089
Ross Stores, Inc.	3,604	123,978
Saks, Inc. * (a)	3,567	74,336
School Specialty, Inc. *	595	21,485
Sears Holdings Corp. *	3,883	699,561
Sonic Automotive, Inc. (a)	798	22,743
Spectrum Brands, Inc. * (a)	1,330	8,419
Staples, Inc.	17,880	462,019
Stein Mart, Inc. (a)	1,183	19,307
Steven Madden, Ltd. *	819	23,915
Systemax, Inc. * (a)	1,358	25,435
Talbots, Inc. (a)	1,333	31,485
Target Corp.	20,601	1,220,815
The Buckle, Inc.	736	26,275
The Dress Barn, Inc. *	1,516	31,548
The Men's Wearhouse, Inc.	1,364	64,176
The TJX Companies, Inc.	11,646	313,976
Tiffany & Company (a)	3,484	158,452
Tractor Supply Company * (a)	969	49,904
Transport World Entertainment Corp. *	1,276	7,248
Tuesday Morning Corp. (a)	1,133	16,814
Tween Brands, Inc. * (a)	896	32,005
United Rentals, Inc. * (a)	1,964	54,010
Urban Outfitters, Inc. * (a)	4,077	108,081
ValueVision Media, Inc., Class A * (a)	1,303	16,105
Walgreen Company	25,097	1,151,701
Wal-Mart Stores, Inc.	101,314	4,756,692

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Williams-Sonoma, Inc. (a)	2,802	$99,359
Zale Corp. * (a)	1,324	34,927
Zumiez, Inc. *	728	29,207

		21,746,442
Sanitary Services - 0.30%
Allied Waste Industries, Inc. * (a)	8,256	103,943
Aqua America, Inc. (a)	3,190	71,616
Artesian Resources Corp., Class A	585	12,051
Casella Waste Systems, Inc., Class A *	859	8,384
Darling International, Inc. *	3,093	20,104
Ecolab, Inc.	6,146	264,278
Flanders Corp. * (a)	1,019	7,388
Insituform Technologies, Inc., Class A * (a)	842	17,505
Nalco Holding Company	3,677	87,880
Republic Services, Inc.	4,592	127,736
Stericycle, Inc. * (a)	1,003	81,744
Waste Connections, Inc. *	1,572	47,066
Waste Management, Inc.	13,228	455,175

		1,304,870
Semiconductors - 2.34%
Actel Corp. *	828	13,679
Advanced Analogic Technologies, Inc. * (a)	1,105	7,271
Advanced Energy Industries, Inc. *	1,181	24,848
Advanced Micro Devices, Inc. * (a)	11,750	153,455
Altera Corp. *	8,744	174,793
American Superconductor Corp. * (a)	1,355	18,252
Amis Holdings, Inc. *	2,325	25,459
Amkor Technology, Inc. * (a)	4,866	60,728
Analog Devices, Inc.	8,814	303,995
Applied Materials, Inc.	34,616	634,165
Applied Micro Circuits Corp. *	9,203	33,591
Asyst Technologies, Inc. *	3,708	26,067
Atmel Corp. *	12,481	62,779
ATMI, Inc. *	884	27,024
Axcelis Technologies, Inc. *	3,094	23,638
Broadcom Corp., Class A *	12,882	413,126
Brooks Automation, Inc. *	2,227	38,193
Cirrus Logic, Inc. *	2,551	19,541
Conexant Systems, Inc. * (a)	13,286	21,922
Credence Systems Corp. * (a)	2,751	9,106
Cree, Inc. * (a)	1,931	31,784
Cymer, Inc. *	927	38,517
Cypress Semiconductor Corp. * (a)	3,407	63,200
Diodes, Inc. * (a)	594	20,701
DSP Group, Inc. *	814	15,466
Emcore Corp. * (a)	1,867	9,335
Emulex Corp. *	2,143	39,195
Entegris, Inc. *	3,709	39,686
Exar Corp. *	1,159	15,345
Fairchild Semiconductor International, Inc. *	3,000	50,160
First Solar, Inc. * (a)	1,565	81,396

The accompanying notes are an integral part of the financial statements.
390

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
FormFactor, Inc. * (a)	1,039	$46,495
Genesis Microchip, Inc. * (a)	929	8,630
Hittite Microwave Corp. * (a)	728	29,244
Ikanos Communications, Inc. * (a)	571	4,437
Integrated Device Technology, Inc. *	4,953	76,375
Intel Corp.	142,975	2,735,112
International Rectifier Corp. *	1,710	65,339
Intersil Corp., Class A	3,798	100,609
IXYS Corp. * (a)	1,048	10,721
KLA-Tencor Corp. (a)	4,734	252,417
Kopin Corp. * (a)	2,386	8,065
Kulicke & Soffa Industries, Inc. * (a)	1,704	15,762
Lam Research Corp. *	3,319	157,121
Lattice Semiconductor Corp. *	3,641	21,300
Linear Technology Corp.	7,317	231,144
LSI Logic Corp. * (a)	9,725	101,529
LTX Corp. * (a)	2,407	14,731
Marvell Technology Group, Ltd. *	13,948	234,466
Mattson Technology, Inc. *	1,633	14,860
Maxim Integrated Products, Inc.	7,894	232,084
MEMC Electronic Materials, Inc. *	5,220	316,228
Micrel, Inc. *	2,389	26,327
Microchip Technology, Inc.	5,003	177,757
Micron Technology, Inc. * (a)	17,650	213,212
Microsemi Corp. * (a)	1,610	33,504
MKS Instruments, Inc. *	1,566	39,964
National Semiconductor Corp.	8,385	202,414
Netlogic Microsystems, Inc. * (a)	526	14,002
Novellus Systems, Inc. * (a)	3,384	108,356
NVIDIA Corp. *	8,388	241,407
OmniVision Technologies, Inc. * (a)	1,517	19,660
ON Semiconductor Corp. * (a)	6,957	62,056
Pericom Semiconductor Corp. *	1,252	12,245
Photronics, Inc. *	1,017	15,814
Pixelworks, Inc. *	1,533	2,529
PLX Technology, Inc. * (a)	1,683	16,392
PMC-Sierra, Inc. * (a)	4,593	32,197
QLogic Corp. *	4,592	78,064
Rambus, Inc. * (a)	2,674	56,822
Rudolph Technologies, Inc. * (a)	696	12,138
Semitool, Inc. * (a)	1,295	16,835
Semtech Corp. *	1,939	26,138
Sigmatel, Inc. * (a)	993	3,118
Silicon Image, Inc. *	2,166	17,675
Silicon Laboratories, Inc. *	1,353	40,482
Skyworks Solutions, Inc. * (a)	4,267	24,535
Spansion, Inc. * (a)	2,791	34,022
Stakek Holdings, Inc. * (a)	1,367	4,443
Teradyne, Inc. *	4,828	79,855
Tessera Technologies, Inc. * (a)	1,185	47,092
Texas Instruments, Inc.	36,571	1,100,787
Triquint Semiconductor, Inc. *	4,285	21,425

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Ultratech, Inc. * (a)	754	$10,262
Varian Semiconductor Equipment
Associates, Inc. * (a)	1,351	72,116
Veeco Instruments, Inc. *	987	19,246
Verigy, Ltd. *	1,232	28,915
Volterra Semiconductor Corp. * (a)	842	10,996
Xilinx, Inc.	8,437	217,084

		10,312,972
Software - 2.94%
Activision, Inc. *	6,764	128,110
Adobe Systems, Inc. *	14,739	614,616
Advent Software, Inc. * (a)	841	29,326
Allscripts Healthcare Solution, Inc. * (a)	1,185	31,770
Altiris, Inc. *	860	28,303
American Reprographics Company * (a)	1,242	38,241
ANSYS, Inc. *	844	42,850
Aspen Technology, Inc. *	1,136	14,768
Autodesk, Inc. *	5,700	214,320
Avid Technology, Inc. * (a)	1,051	36,659
BEA Systems, Inc. *	9,720	112,655
Blackbaud, Inc.	1,298	31,697
Blackboard, Inc. * (a)	704	23,675
BMC Software, Inc. *	5,392	166,020
Borland Software Corp. * (a)	2,488	13,112
Bottomline Technologies, Inc. * (a)	701	7,641
CA, Inc.	14,394	372,948
CIBER, Inc. *	1,953	15,370
Citrix Systems, Inc. *	4,350	139,330
Commvault Systems, Inc. *	2,163	35,041
Compuware Corp. *	9,683	91,892
Concur Technologies, Inc. * (a)	1,136	19,835
Convera Corp. * (a)	1,155	3,627
Covansys Corp. *	1,149	28,357
Dendrite International, Inc. *	1,224	19,168
DivX, Inc. *	1,523	30,521
Eclipsys Corp. * (a)	1,383	26,650
Epicor Software Corp. * (a)	1,485	20,656
EPIQ Systems, Inc. * (a)	586	11,943
Faro Technologies, Inc. *	502	14,493
Hyperion Solutions Corp. *	1,465	75,931
i2 Technologies, Inc. * (a)	605	14,520
InfoUSA, Inc. (a)	1,618	15,565
Intermediate Telephone, Inc.	814	19,243
Intuit, Inc. *	8,808	240,987
iPass, Inc. * (a)	2,298	11,559
JDA Software Group, Inc. * (a)	960	14,429
Keane, Inc. *	1,789	24,295
Lawson Software, Inc. * (a)	2,977	24,084
Macrovision Corp. *	1,394	34,920
Magma Design Automation, Inc. * (a)	1,215	14,531
Manhattan Associates, Inc. *	889	24,385
Mantech International Corp. *	795	26,561

The accompanying notes are an integral part of the financial statements.
391

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
MapInfo Corp. *	818	$16,466
Microsoft Corp.	240,406	6,700,115
MicroStrategy, Inc., Class A * (a)	383	48,407
Midway Games, Inc. * (a)	2,296	14,350
Monolithic Power Systems, Inc. * (a)	601	7,753
NAVTEQ Corp. * (a)	2,236	77,142
Neoware Systems, Inc. * (a)	376	3,786
Novell, Inc. *	9,462	68,316
Nuance Communications, Inc. * (a)	4,002	61,271
Omnicell, Inc. *	978	20,460
Omniture, Inc. *	3,194	58,227
OpenTV Corp., Class A * (a)	4,252	10,417
Opsware, Inc. * (a)	3,124	22,649
Oracle Corp. *	126,604	2,295,330
Packeteer, Inc. *	1,010	12,544
PDF Solutions, Inc. * (a)	890	10,048
Progress Software Corp. *	1,013	31,606
QAD, Inc.	1,379	12,549
Quality Systems, Inc. * (a)	714	28,560
Red Hat, Inc. * (a)	4,438	101,763
Secure Computing Corp. * (a)	1,183	9,109
Smith Micro Software, Inc. * (a)	1,354	25,225
SPSS, Inc. * (a)	606	21,877
Sybase, Inc. *	2,247	56,804
Take-Two Interactive Software, Inc. * (a)	1,830	36,856
Taleo Corp. * (a)	619	10,263
THQ, Inc. *	1,585	54,191
Tradestation Group, Inc. *	1,474	18,558
Transaction Systems Architects, Inc., Class A *	1,040	33,686
TriZetto Group, Inc. *	1,250	25,012
Ulticom, Inc. * (a)	1,360	11,152
Ultimate Software Group, Inc. * (a)	759	19,878
VeriFone Holdings, Inc. * (a)	1,678	61,633
Verint Systems, Inc. *	861	27,681
Voxware, Inc. * (a)	1,156	3,410
Websense, Inc. *	1,216	27,956

		12,949,654
Steel - 0.35%
AK Steel Holding Corp. *	3,083	72,111
Allegheny Technologies, Inc.	2,453	261,711
Carpenter Technology Corp.	606	73,180
Chaparral Steel Company	1,236	71,898
Nucor Corp.	7,574	493,295
Ryerson, Inc. (a)	768	30,428
Schnitzer Steel Industries, Inc. (a)	842	33,823
Steel Dynamics, Inc.	2,728	117,850
Steel Technologies, Inc. (a)	400	11,832
Texas Industries, Inc. (a)	594	44,865
United States Steel Corp.	2,832	280,849
Worthington Industries, Inc. (a)	2,219	45,667

		1,537,509

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 1.83%
ADC Telecommunications, Inc. *	2,923	$48,931
ADTRAN, Inc. (a)	1,920	46,752
Aeroflex, Inc. *	2,286	30,061
Alaska Communications Systems Group, Inc. (a)	1,363	20,104
Alcatel SA, ADR	2,246	26,548
American Tower Corp., Class A *	10,241	398,887
Andrew Corp. *	4,240	44,902
Arris Group, Inc. *	2,512	35,369
Atheros Communications, Inc. * (a)	1,466	35,081
Avaya, Inc. *	12,061	142,440
Carrier Access Corp. * (a)	2,530	12,928
C-COR, Inc. *	1,708	23,673
Ciena Corp. * (a)	2,233	62,412
Citizens Communications Company	8,972	134,131
Commscope, Inc. * (a)	1,470	63,063
Comtech Telecommunications Corp. *	596	23,083
Consolidated Communications Holdings, Inc. (a)	942	18,736
Corning, Inc. *	37,062	842,790
CT Communications, Inc. (a)	1,008	24,293
Ditech Networks, Inc. * (a)	892	7,243
Embarq Corp.	3,610	203,424
Fairpoint Communications, Inc. (a)	1,162	22,322
FiberTower Corp. * (a)	2,076	10,775
Finisar Corp. * (a)	7,070	24,745
General Communication, Inc., Class A *	1,902	26,628
Global Crossing, Ltd. *	709	19,498
GlobeTel Communications Corp. * (a)	2,363	614
Harmonic, Inc. *	2,336	22,940
Harris Stratex Networks, Inc., Class A	674	12,934
ICO Global Communications Holdings, Ltd. * (a)	9,362	36,512
InterDigital Communication Corp. *	1,596	50,545
Iowa Telecommunications Services, Inc. (a)	899	17,980
J2 Global Communications, Inc. * (a)	1,232	34,151
JDS Uniphase Corp. * (a)	4,805	73,180
Level 3 Communications, Inc. * (a)	33,605	204,991
Mastec, Inc. *	1,635	18,001
MRV Communications, Inc. * (a)	4,132	14,669
NeuStar, Inc., Class A *	1,389	39,503
NTELOS Holdings Corp. *	3,301	63,445
Oplink Communications, Inc. *	938	16,856
Plantronics, Inc. (a)	1,265	29,879
Polycom, Inc. *	2,636	87,858
Powerwave Technologies, Inc. * (a)	2,958	16,831
Premiere Global Services, Inc. *	2,122	23,809
QUALCOMM, Inc.	40,485	1,727,090
RCN Corp. *	1,124	28,718
Riverbed Technology, Inc. *	1,495	41,322
SAVVIS, Inc. *	1,166	55,828
SBA Communications Corp. *	2,917	86,197
Shenandoah Telecommunications Company (a)	334	15,728
Sirenza Microdevices, Inc. * (a)	1,641	14,146

The accompanying notes are an integral part of the financial statements.
392

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Sonus Networks, Inc. * (a)	6,821	$55,046
SureWest Communications (a)	618	15,370
Symmetricom, Inc. * (a)	1,441	11,960
Tekelec, Inc. * (a)	1,743	25,988
Tellabs, Inc. *	11,244	111,316
UTStarcom, Inc. * (a)	3,272	27,125
Verizon Communications, Inc.	71,349	2,705,554
Viasat, Inc. *	822	27,101
Vonage Holdings Corp. * (a)	1,978	6,824
Westell Technologies, Inc., Class A *	2,825	6,130

		8,074,960
Telephone - 1.96%
AT&T, Inc.	154,577	6,094,971
Atlantic Tele-Network, Inc. (a)	840	21,949
Cbeyond Communications, Inc. *	1,342	39,361
Centennial Communications Corp., Class A *	2,831	23,299
CenturyTel, Inc.	3,074	138,914
Cincinnati Bell, Inc. *	7,217	33,920
Harris Corp.	3,269	166,556
IDT Corp. (a)	2,741	31,110
North Pittsburgh Systems, Inc. (a)	650	14,151
Qwest Communications International, Inc. * (a)	46,356	416,740
Sprint Nextel Corp.	72,219	1,369,272
U.S. Cellular Corp. *	2,120	155,714
Windstream Corp.	10,324	151,660

		8,657,617
Tires & Rubber - 0.05%
Bandag, Inc. (a)	517	26,207
Cooper Tire & Rubber Company	1,725	31,550
Goodyear Tire & Rubber Company * (a)	4,426	138,047
Myers Indiana, Inc.	1,079	20,156

		215,960
Tobacco - 1.23%
Alliance One International, Inc. *	3,610	33,320
Altria Group, Inc.	50,928	4,471,988
Loews Corp. - Carolina Group	2,134	161,352
Reynolds American, Inc. (a)	7,220	450,600
Schweitzer Mauduit International, Inc.	486	12,077
Universal Corp.	618	37,914
UST, Inc. (a)	4,045	234,529
Vector Group, Ltd. (a)	1,363	25,502

		5,427,282
Toys, Amusements & Sporting Goods - 0.12%
Hasbro, Inc.	4,466	127,817
Jakks Pacific, Inc. * (a)	764	18,260
Marvel Entertainment, Inc. * (a)	2,565	71,179
Mattel, Inc.	9,978	275,093
Russ Berrie & Company, Inc. * (a)	865	12,196

		504,545

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation - 0.30%
Aircastle, Ltd.	1,500	$53,070
Alexander & Baldwin, Inc. (a)	1,100	55,484
American Commercial Lines, Inc. * (a)	1,006	31,639
Bristow Group, Inc. * (a)	603	21,979
C.H. Robinson Worldwide, Inc.	4,258	203,320
Con-way, Inc.	1,301	64,842
Eagle Bulk Shipping, Inc. (a)	795	15,415
Expeditors International of Washington, Inc.	5,272	217,839
Genco Shipping & Trading, Ltd.	639	20,307
General Maritime Corp. (a)	1,004	28,996
Horizon Lines, Inc.	1,515	49,722
Kirby Corp. *	1,384	48,412
K-Sea Transportation Partners LP (a)	311	12,471
Laidlaw International, Inc.	2,593	89,718
Macquarie Infrastructure Company Trust (a)	778	30,575
Marten Transport, Ltd. *	822	13,053
Martin Midstream Partners LP * (a)	1,747	68,203
Overseas Shipholding Group, Inc.	977	61,160
Pacer International, Inc.	1,142	30,766
Saia, Inc. *	642	15,248
Ship Finance International, Ltd. (a)	1,165	31,956
Teekay Shipping Corp.	1,850	100,104
Universal Truckload Services, Inc. * (a)	615	14,889
UTI Worldwide, Inc.	1,749	42,990

		1,322,158
Travel Services - 0.41%
Ambassadors Group, Inc.	676	22,470
American Express Company	29,978	1,690,759
Sabre Holdings Corp.	3,208	105,062

		1,818,291
Trucking & Freight - 0.83%
Arkansas Best Corp. (a)	697	24,778
Covenant Transport, Inc. *	805	8,871
EGL, Inc. * (a)	1,056	41,849
FedEx Corp.	7,397	794,660
Forward Air Corp.	938	30,841
Heartland Express, Inc.	2,765	43,908
Hub Group, Inc., Class A *	1,204	34,904
J.B. Hunt Transport Services, Inc.	3,997	104,881
Knight Transportation, Inc. (a)	2,286	40,737
Landstar Systems, Inc.	1,506	69,035
Old Dominion Freight Lines, Inc. *	1,068	30,769
OMI Corp. (a)	1,941	52,135
Oshkosh Truck Corp.	1,803	95,559
Plains All American Pipeline LP (a)	2,316	133,425
Ryder Systems, Inc.	1,564	77,168
Swift Transportation, Inc. *	1,960	61,074
United Parcel Service, Inc., Class B	26,978	1,891,158
Wabash National Corp. (a)	876	13,508
Werner Enterprises, Inc. (a)	2,127	38,648

The accompanying notes are an integral part of the financial statements.
393

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
YRC Worldwide, Inc. *	1,424	$57,273

		3,645,181
Utility Service - 0.01%
Distributed Energy Systems Corp. * (a)	1,022	1,400
SJW Corp. (a)	656	26,555

		27,955

TOTAL COMMON STOCKS (Cost $334,777,454)		$435,234,807

WARRANTS - 0.00%
Electrical Equipment - 0.00%
Optical Cable Corp.
(Expiration date 10/24/2007; strike
price $4.88) *	24	0

TOTAL WARRANTS (Cost $0)		$0

RIGHTS - 0.00%
Pharmaceuticals - 0.00%
OSI Pharmaceuticals, Inc. (Expiration date
6/12/2008) *	19	1

TOTAL RIGHTS (Cost $0)		$1

CORPORATE BONDS - 0.00%
Metal & Metal Products - 0.00%
Mueller Industries, Inc.
6.00% due 11/01/2014 (a)	$4,000	3,760

TOTAL CORPORATE BONDS (Cost $3,935)		$3,760

SHORT TERM INVESTMENTS - 13.78%
BP Capital Markets PLC
5.40% due 04/02/2007	$4,180,000	$4,179,373
State Street Navigator Securities Lending
Prime Portfolio (c)	55,532,396	55,532,396
U.S. Treasury Bill
zero coupon due 04/26/2007 ****	1,000,000	996,548

TOTAL SHORT TERM INVESTMENTS
(Cost $60,708,317)		$60,708,317

Total Investments (Total Stock Market Index Trust)
(Cost $395,489,706) - 112.53%		$495,946,885
Liabilities in Excess of Other Assets - (12.53)%		(55,205,285)

TOTAL NET ASSETS - 100.00%		$440,741,600

U.S. Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.79%
Advertising - 0.15%
Omnicom Group, Inc.	13,600	$1,392,368

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace - 1.95%
Boeing Company	4,400	$391,204
General Dynamics Corp.	18,500	1,413,400
Lockheed Martin Corp.	68,900	6,684,678
Northrop Grumman Corp.	39,600	2,939,112
Raytheon Company	29,500	1,547,570
United Technologies Corp.	83,500	5,427,500

		18,403,464
Agriculture - 0.23%
Archer-Daniels-Midland Company	58,700	2,154,290
Aluminum - 0.22%
Alcoa, Inc.	60,400	2,047,560
Apparel & Textiles - 1.15%
Cintas Corp.	5,500	198,550
Coach, Inc. *	36,300	1,816,815
Jones Apparel Group, Inc.	22,600	694,498
Liz Claiborne, Inc.	42,100	1,803,985
Mohawk Industries, Inc. * (a)	4,100	336,405
NIKE, Inc., Class B	18,400	1,955,184
VF Corp. (a)	49,400	4,081,428

		10,886,865
Auto Parts - 0.42%
AutoZone, Inc. *	22,600	2,895,964
Johnson Controls, Inc.	11,500	1,088,130

		3,984,094
Auto Services - 0.21%
AutoNation, Inc. *	92,200	1,958,328
Automobiles - 1.20%
Ford Motor Company (a)	442,600	3,492,114
General Motors Corp. (a)	102,200	3,131,408
PACCAR, Inc. (a)	63,500	4,660,900

		11,284,422
Banking - 3.36%
Bank of America Corp.	303,002	15,459,162
BB&T Corp.	47,300	1,940,246
Comerica, Inc.	37,000	2,187,440
Fifth Third Bancorp (a)	34,400	1,330,936
First Horizon National Corp. (a)	10,000	415,300
KeyCorp	20,200	756,894
National City Corp.	184,300	6,865,175
UnionBanCal Corp.	3,400	215,628
US Bancorp	73,000	2,552,810

		31,723,591
Biotechnology - 0.08%
Amgen, Inc. *	7,300	407,924
Applera Corp.	10,300	304,571

		712,495
Broadcasting - 0.67%
CBS Corp., Class B	56,000	1,713,040
The accompanying notes are an integral part of the financial statements.
394

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting (continued)
News Corp., Class A	200,800	$4,642,496

		6,355,536
Building Materials & Construction - 0.33%
American Standard Companies, Inc.	35,800	1,898,116
Masco Corp.	45,100	1,235,740

		3,133,856
Business Services - 1.24%
Affiliated Computer Services, Inc., Class A *	18,100	1,065,728
Computer Sciences Corp. *	23,600	1,230,268
First Data Corp.	65,200	1,753,880
Fiserv, Inc. *	31,700	1,682,002
H & R Block, Inc.	5,200	109,408
Manpower, Inc.	27,900	2,058,183
Moody's Corp.	34,500	2,141,070
Pitney Bowes, Inc.	36,700	1,665,813

		11,706,352
Cable and Television - 1.74%
Comcast Corp., Class A *	373,500	9,692,325
DIRECTV Group, Inc. *	135,900	3,135,213
Time Warner, Inc. (a)	182,000	3,589,040

		16,416,578
Chemicals - 0.59%
Air Products & Chemicals, Inc.	11,700	865,332
E.I. Du Pont De Nemours & Company	44,700	2,209,521
Eastman Chemical Company	5,300	335,649
PPG Industries, Inc.	31,200	2,193,672

		5,604,174
Computers & Business Equipment - 5.13%
CDW Corp.	29,400	1,806,042
Cisco Systems, Inc. *	695,400	17,753,562
Cognizant Technology Solutions Corp.,
Class A *	21,800	1,924,286
Dell, Inc. *	480,200	11,145,442
Hewlett-Packard Company	50,200	2,015,028
International Business Machines Corp.	97,900	9,228,054
Lexmark International, Inc. * (a)	63,000	3,682,980
Network Appliance, Inc. *	23,000	839,960

		48,395,354
Construction Materials - 0.13%
Sherwin-Williams Company	17,800	1,175,512
Containers & Glass - 0.07%
Pactiv Corp. *	19,700	664,678
Cosmetics & Toiletries - 1.18%
Avon Products, Inc.	64,500	2,403,270
Colgate-Palmolive Company	11,600	774,764
Estee Lauder Companies, Inc., Class A (a)	23,100	1,128,435
International Flavors & Fragrances, Inc.	12,700	599,694
Kimberly-Clark Corp.	90,900	6,225,741

		11,131,904

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 0.58%
Apache Corp.	7,400	$523,180
Devon Energy Corp.	16,200	1,121,364
Marathon Oil Corp.	12,500	1,235,375
Occidental Petroleum Corp.	52,900	2,608,499

		5,488,418
Drugs & Health Care - 0.13%
Wyeth	24,700	1,235,741
Electrical Equipment - 0.38%
Emerson Electric Company	78,700	3,391,183
Molex, Inc.	7,400	208,680

		3,599,863
Electrical Utilities - 0.43%
American Electric Power Company, Inc.	10,700	521,625
Entergy Corp.	15,500	1,626,260
FPL Group, Inc.	1,800	110,106
The AES Corp. *	69,400	1,493,488
Xcel Energy, Inc. (a)	13,200	325,908

		4,077,387
Electronics - 0.03%
Amphenol Corp., Class A	4,800	309,936
Financial Services - 8.65%
A.G. Edwards, Inc.	1,900	131,442
Bear Stearns Companies, Inc.	9,200	1,383,220
Citigroup, Inc.	790,200	40,568,868
Countrywide Financial Corp.	34,500	1,160,580
Federal Home Loan Mortgage Corp.	48,800	2,903,112
Federal National Mortgage Association	198,300	10,823,214
Goldman Sachs Group, Inc.	25,500	5,269,065
JP Morgan Chase & Company	112,400	5,437,912
Merrill Lynch & Company, Inc.	17,400	1,421,058
Morgan Stanley	86,900	6,844,244
PNC Financial Services Group, Inc.	13,200	950,004
SEI Investments Company	21,100	1,270,853
The First Marblehead Corp. (a)	3,800	170,582
Washington Mutual, Inc.	54,758	2,211,128
Wells Fargo & Company (c)	32,100	1,105,203

		81,650,485
Food & Beverages - 2.68%
Campbell Soup Company	32,400	1,261,980
ConAgra Foods, Inc.	79,700	1,985,327
General Mills, Inc.	17,400	1,013,028
H.J. Heinz Company	55,600	2,619,872
Hormel Foods Corp.	11,300	420,247
Kraft Foods, Inc., Class A (a)	126,500	4,004,990
McCormick & Company, Inc.	24,000	924,480
Pepsi Bottling Group, Inc.	28,200	899,298
Sara Lee Corp.	62,500	1,057,500
Sysco Corp.	91,700	3,102,211
The Coca-Cola Company	135,000	6,480,000

The accompanying notes are an integral part of the financial statements.
395

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Tyson Foods, Inc., Class A	76,400	$1,482,924

		25,251,857
Furniture & Fixtures - 0.07%
Leggett & Platt, Inc.	30,200	684,634
Gas & Pipeline Utilities - 0.02%
NiSource, Inc.	8,000	195,520
Healthcare Products - 4.19%
Baxter International, Inc.	26,600	1,401,022
Becton, Dickinson & Company	37,500	2,883,375
Biomet, Inc.	27,900	1,185,471
C.R. Bard, Inc.	12,800	1,017,728
DENTSPLY International, Inc.	21,300	697,575
Johnson & Johnson	373,800	22,525,188
Patterson Companies, Inc. *	15,700	557,193
Stryker Corp.	55,800	3,700,656
Zimmer Holdings, Inc. *	65,400	5,585,814

		39,554,022
Healthcare Services - 3.07%
Cardinal Health, Inc.	85,400	6,229,930
Express Scripts, Inc. *	37,600	3,035,072
Laboratory Corp. of America Holdings *	11,300	820,719
Lincare Holdings, Inc. *	21,600	791,640
McKesson Corp.	94,700	5,543,738
Quest Diagnostics, Inc.	70,400	3,510,848
UnitedHealth Group, Inc.	170,000	9,004,900

		28,936,847
Holdings Companies/Conglomerates - 0.13%
Textron, Inc.	13,900	1,248,220
Homebuilders - 0.14%
Centex Corp.	10,800	451,224
Lennar Corp., Class A	10,200	430,542
NVR, Inc. * (a)	700	465,500

		1,347,266
Hotels & Restaurants - 1.47%
Marriott International, Inc., Class A	49,100	2,403,936
McDonald's Corp.	77,200	3,477,860
Starbucks Corp. *	191,100	5,992,896
Yum! Brands, Inc.	34,700	2,004,272

		13,878,964
Household Appliances - 0.04%
Whirlpool Corp. (a)	4,500	382,095
Household Products - 0.12%
Energizer Holdings, Inc. *	9,400	802,102
The Clorox Company	4,700	299,343

		1,101,445
Industrial Machinery - 0.60%
Caterpillar, Inc.	12,500	837,875
Cummins, Inc.	6,300	911,736
Deere & Company	15,700	1,705,648

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Dover Corp.	14,300	$697,983
Parker-Hannifin Corp.	4,500	388,395
W.W. Grainger, Inc.	14,200	1,096,808

		5,638,445
Industrials - 0.05%
Fastenal Company (a)	12,100	424,105
Insurance - 4.82%
AFLAC, Inc.	90,800	4,273,048
Allstate Corp.	174,900	10,504,494
Ambac Financial Group, Inc.	29,300	2,531,227
American International Group, Inc.	83,700	5,626,314
Brown & Brown, Inc. (a)	36,700	992,735
Chubb Corp.	15,200	785,384
CIGNA Corp.	5,200	741,832
Cincinnati Financial Corp.	4,200	178,080
First American Corp.	10,600	537,632
Hartford Financial Services Group, Inc.	5,400	516,132
Lincoln National Corp.	11,500	779,585
Markel Corp. *	900	436,347
MBIA, Inc. (a)	26,100	1,709,289
MGIC Investment Corp. (a)	20,300	1,196,076
Old Republic International Corp.	64,400	1,424,528
PMI Group, Inc.	34,700	1,569,134
Progressive Corp.	88,800	1,937,616
Radian Group, Inc.	16,200	889,056
SAFECO Corp. (a)	13,300	883,519
The Travelers Companies, Inc.	45,100	2,334,827
Torchmark Corp.	41,800	2,741,662
UnumProvident Corp. (a)	64,300	1,480,829
W.R. Berkley Corp.	42,550	1,409,256

		45,478,602
International Oil - 8.00%
Anadarko Petroleum Corp.	52,400	2,252,152
Chevron Corp.	126,600	9,363,336
ConocoPhillips	35,870	2,451,715
Exxon Mobil Corp.	813,500	61,378,575

		75,445,778
Leisure Time - 0.89%
International Game Technology	51,600	2,083,608
Walt Disney Company	182,600	6,286,918

		8,370,526
Life Sciences - 0.07%
Waters Corp. *	11,800	684,400
Liquor - 1.04%
Anheuser-Busch Companies, Inc.	194,200	9,799,332
Manufacturing - 2.44%
3M Company	16,700	1,276,381
Danaher Corp.	105,200	7,516,540
Eaton Corp.	23,400	1,955,304
Harley-Davidson, Inc.	107,600	6,321,500

The accompanying notes are an integral part of the financial statements.
396

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Illinois Tool Works, Inc.	106,300	$5,485,080
Rockwell Automation, Inc.	8,500	508,895

		23,063,700
Medical-Hospitals - 0.06%
Manor Care, Inc. (a)	11,000	597,960
Office Furnishings & Supplies - 0.07%
Avery Dennison Corp.	3,100	199,206
Office Depot, Inc. *	13,800	484,932

		684,138
Paper - 0.10%
International Paper Company	25,800	939,120
Pharmaceuticals - 10.77%
Abbott Laboratories	126,700	7,069,860
AmerisourceBergen Corp.	80,200	4,230,550
Barr Pharmaceuticals, Inc. *	8,800	407,880
Bristol-Myers Squibb Company	107,600	2,986,976
Forest Laboratories, Inc. *	176,800	9,094,592
King Pharmaceuticals, Inc. *	44,800	881,216
Merck & Company, Inc.	788,600	34,832,462
Pfizer, Inc.	1,630,600	41,188,956
Schering-Plough Corp.	36,400	928,564

		101,621,056
Publishing - 0.78%
Gannett Company, Inc.	87,400	4,919,746
McGraw-Hill Companies, Inc.	19,300	1,213,584
Tribune Company	36,900	1,184,859

		7,318,189
Railroads & Equipment - 0.24%
Burlington Northern Santa Fe Corp.	7,900	635,397
CSX Corp.	19,400	776,970
Norfolk Southern Corp.	9,100	460,460
Union Pacific Corp.	3,700	375,735

		2,248,562
Retail Grocery - 1.16%
Safeway, Inc.	124,400	4,558,016
SUPERVALU, Inc.	27,933	1,091,342
The Kroger Company	188,000	5,311,000

		10,960,358
Retail Trade - 13.02%
Abercrombie & Fitch Company, Class A	9,700	734,096
American Eagle Outfitters, Inc. (a)	80,350	2,409,697
Bed Bath & Beyond, Inc. *	77,700	3,121,209
Best Buy Company, Inc.	27,400	1,334,928
CarMax, Inc. *	25,800	633,132
Circuit City Stores, Inc.	15,500	287,215
Costco Wholesale Corp.	59,600	3,208,864
CVS/Caremark Corp.	19,757	674,504
Dollar General Corp.	76,900	1,626,435
Family Dollar Stores, Inc.	53,100	1,572,822
Foot Locker, Inc.	30,600	720,630

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Gap, Inc.	33,300	$573,093
Home Depot, Inc.	706,000	25,938,440
J.C. Penney Company, Inc.	14,000	1,150,240
Kohl's Corp. *	139,000	10,648,790
Limited Brands, Inc.	87,500	2,280,250
Lowe's Companies, Inc.	492,400	15,505,676
Nordstrom, Inc.	12,600	667,044
PetSmart, Inc.	10,300	339,488
Ross Stores, Inc.	12,600	433,440
Staples, Inc.	171,800	4,439,312
Target Corp.	46,700	2,767,442
The TJX Companies, Inc.	89,800	2,421,008
Walgreen Company	81,200	3,726,268
Wal-Mart Stores, Inc.	759,300	35,649,135

		122,863,158
Sanitary Services - 0.39%
Ecolab, Inc.	34,900	1,500,700
Waste Management, Inc.	64,300	2,212,563

		3,713,263
Semiconductors - 0.50%
Intel Corp.	232,000	4,438,160
Novellus Systems, Inc. * (a)	9,800	313,796

		4,751,956
Software - 2.58%
BEA Systems, Inc. *	32,100	372,039
BMC Software, Inc. *	13,700	421,823
Citrix Systems, Inc. *	19,200	614,976
Intuit, Inc. *	49,500	1,354,320
Microsoft Corp.	482,600	13,450,062
Oracle Corp. *	447,900	8,120,427

		24,333,647
Telecommunications Equipment &
Services - 2.19%
Avaya, Inc. *	7,300	86,213
QUALCOMM, Inc.	22,500	959,850
Verizon Communications, Inc.	516,800	19,597,056

		20,643,119
Telephone - 4.17%
AT&T, Inc.	969,822	38,240,081
CenturyTel, Inc.	23,600	1,066,484

		39,306,565
Tires & Rubber - 0.09%
Goodyear Tire & Rubber Company *	26,200	817,178
Tobacco - 0.80%
Altria Group, Inc.	33,900	2,976,759
Reynolds American, Inc. (a)	22,000	1,373,020
UST, Inc. (a)	54,700	3,171,506

		7,521,285
Toys, Amusements & Sporting Goods - 0.25%
Hasbro, Inc.	6,600	188,892

The accompanying notes are an integral part of the financial statements.
397

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Toys, Amusements & Sporting Goods
(continued)
Mattel, Inc.	80,200	$2,211,114

		2,400,006
Transportation - 0.37%
C.H. Robinson Worldwide, Inc.	37,600	1,795,400
Expeditors International of Washington, Inc.	40,600	1,677,592

		3,472,992
Trucking & Freight - 1.16%
FedEx Corp.	100,600	10,807,458
J.B. Hunt Transport Services, Inc.	4,400	115,456

		10,922,914

TOTAL COMMON STOCKS (Cost $881,810,725)		$932,094,475

SHORT TERM INVESTMENTS - 3.22%
State Street Navigator Securities
Lending Prime Portfolio (c)	$30,409,124	$30,409,124

TOTAL SHORT TERM INVESTMENTS
(Cost $30,409,124)		$30,409,124

REPURCHASE AGREEMENTS - 1.08%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$10,167,896 on 04/02/2007,
collateralized by $10,460,000
Federal National Mortgage
Association, zero coupon due
06/01/2007 (valued at
$10,368,475) (c)	$10,164,000	$10,164,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,164,000)		$10,164,000

Total Investments (U.S. Core Trust)
(Cost $922,383,849) - 103.09%		$972,667,599
Liabilities in Excess of Other Assets - (3.09)%		(29,110,869)

TOTAL NET ASSETS - 100.00%		$943,556,730

U.S. Global Leaders Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.16%
Biotechnology - 5.02%
Genzyme Corp. *	579,273	$34,767,966
Business Services - 5.12%
Automatic Data Processing, Inc.	732,652	35,460,357
Cosmetics & Toiletries - 8.90%
Colgate-Palmolive Company	410,833	27,439,536
Procter & Gamble Company	541,363	34,192,487

		61,632,023

U.S. Global Leaders Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 3.91%
State Street Corp. (c)	418,236	$27,080,781
Food & Beverages - 12.16%
PepsiCo, Inc.	546,900	34,760,964
Sysco Corp.	837,247	28,324,066
The Coca-Cola Company	439,475	21,094,800

		84,179,830
Healthcare Products - 9.26%
Johnson & Johnson	340,896	20,542,393
Medtronic, Inc.	416,508	20,433,882
Stryker Corp.	348,000	23,079,360

		64,055,635
Holdings Companies/Conglomerates - 5.01%
General Electric Company	980,301	34,663,443
Hotels & Restaurants - 3.06%
Starbucks Corp. *	674,588	21,155,080
Insurance - 2.99%
American International Group, Inc.	307,556	20,673,914
Internet Retail - 3.49%
eBay, Inc. *	727,743	24,124,680
Leisure Time - 2.97%
Electronic Arts, Inc. *	408,414	20,567,729
Pharmaceuticals - 4.34%
Teva Pharmaceutical Industries, Ltd., SADR	803,027	30,057,301
Retail Grocery - 3.06%
Whole Foods Market, Inc. (a)	472,000	21,169,200
Retail Trade - 12.97%
Costco Wholesale Corp.	382,281	20,582,009
Lowe's Companies, Inc.	886,000	27,900,140
Staples, Inc.	1,598,769	41,312,191

		89,794,340
Software - 6.79%
Microsoft Corp.	1,100,404	30,668,260
SAP AG, SADR	365,400	16,315,110

		46,983,370
Telecommunications Equipment &
Services - 4.13%
QUALCOMM, Inc.	669,300	28,552,338
Trucking & Freight - 2.98%
FedEx Corp.	192,000	20,626,560

TOTAL COMMON STOCKS (Cost $639,783,806)		$665,544,547

SHORT TERM INVESTMENTS - 2.75%
State Street Navigator Securities
Lending Prime Portfolio (c)	$19,032,000	$19,032,000

TOTAL SHORT TERM INVESTMENTS
(Cost $19,032,000)		$19,032,000

The accompanying notes are an integral part of the financial statements.
398

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Global Leaders Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.98%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$27,585,570 on 04/02/2007,
collateralized by $28,820,000 U.S.
Treasury Bill, zero coupon due
09/27/2007 (valued at
$28,128,320) (c)	$27,575,000	$27,575,000

TOTAL REPURCHASE AGREEMENTS
(Cost $27,575,000)		$27,575,000

Total Investments (U.S. Global Leaders Growth Trust)
(Cost $686,390,806) - 102.89%		$712,151,547
Liabilities in Excess of Other Assets - (2.89)%		(20,035,029)

TOTAL NET ASSETS - 100.00%		$692,116,518

U.S. Government Securities Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 14.17%
Treasury Inflation Protected
Securities (d) - 5.55%
2.00% due 01/15/2026 (a)	$8,983,909	$8,538,227
2.375% due 04/15/2011 to 01/15/2027 (a)	9,433,072	9,540,853
2.50% due 07/15/2016 (a)	3,758,250	3,856,464

		21,935,544
U.S. Treasury Bonds - 0.09%
4.50% due 02/15/2036 (a)	120,000	113,138
4.75% due 02/15/2037 (a)	240,000	236,325

		349,463
U.S. Treasury Notes - 8.53%
3.375% due 11/15/2008 (a)	500,000	489,648
3.375% due 10/15/2009 ***	3,826,000	3,718,095
3.50% due 05/31/2007 ***	20,000,000	19,950,000
4.00% due 04/15/2010 (a)***	8,222,000	8,096,105
4.00% due 02/15/2014 ***	8,000	7,718
4.25% due 08/15/2015 (a)	5,000	4,866
4.625% due 11/15/2016 (a)	1,440,000	1,435,781

		33,702,213

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $56,057,399)		$55,987,220

U.S. GOVERNMENT AGENCY OBLIGATIONS - 84.20%
Federal Home Loan Mortgage Corp. - 3.60%
5.00% due 08/01/2033	1,002,390	971,298
5.00% due 08/01/2033 ***	3,566,623	3,455,995
5.899% due 01/01/2037 ***	6,300,000	6,344,450
6.00% due 10/01/2010 to 11/01/2028	290,818	295,195
6.00% due 11/01/2028 to 12/01/2028 ***	958,263	973,340
6.50% due 12/01/2010	68,058	68,462
7.00% due 02/01/2011 to 06/01/2032	1,625,444	1,681,739

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
7.00% due 07/01/2011 to
02/01/2028 ***	$305,433	$315,836
9.00% due 10/01/2017	26,925	27,513
9.50% due 08/01/2020	68,995	75,200
11.75% due 12/01/2013	3,541	3,921
12.00% due 07/01/2020	22,702	24,675

		14,237,624
Federal National Mortgage
Association - 68.39%
3.6807% due 02/17/2009 (b)***	4,456,000	4,380,203
4.875% due 01/11/2008	4,060,000	4,051,401
5.00% TBA **	109,275,000	105,880,875
5.50% due 04/01/2018 to 05/01/2018 ***	5,835,959	5,862,565
5.50% TBA **	83,100,000	82,495,969
6.00% TBA **	51,370,000	51,788,364
6.50% due 03/01/2026 to 06/01/2029	689,590	709,618
6.50% due 02/01/2026 ***	118,948	122,255
6.50% TBA **	10,000,000	10,200,000
7.00% due 07/01/2022 to 01/01/2030	650,611	677,999
7.00% due 04/01/2028 to 01/01/2034 ***	1,614,738	1,676,649
7.50% due 09/01/2029 to 02/01/2031	393,443	411,960
8.00% due 06/01/2017 to 12/01/2032	523,289	552,831
8.00% due 01/01/2031 to 03/01/2033 ***	487,753	517,208
8.25% due 09/01/2008	2,325	2,347
8.50% due 02/01/2009	903	917
8.50% due 08/01/2019 ***	397,598	423,610
8.75% due 08/01/2009 to 12/01/2009	57,294	57,865
9.00% due 05/01/2021	17,889	19,269
11.50% due 09/15/2013 to 09/01/2019	84,517	93,177
12.00% due 01/01/2013 to 04/20/2016	217,140	245,403
12.50% due 01/01/2013 to 09/20/2015	109,621	120,841
13.50% due 11/15/2014	50,728	56,710

		270,348,036
Government National Mortgage
Association - 12.21%
6.00% TBA **	45,400,000	45,981,687
6.50% due 02/15/2034 to 09/15/2034	1,141,247	1,171,269
7.50% due 02/15/2022 to 12/15/2027	581,618	607,764
8.50% due 06/15/2025 ***	452,528	488,899
11.00% due 09/15/2015	1,864	2,071

		48,251,690

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $334,064,101)		$332,837,350

COLLATERALIZED MORTGAGE
OBLIGATIONS - 24.01%
American Home Mortgage Assets, Series 2006-2,
Class 2A1
5.51% due 09/25/2046 (b)***	1,927,330	1,930,524
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
5.40% due 06/25/2046 (b)***	2,559,871	2,557,480

The accompanying notes are an integral part of the financial statements.
399

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 11A1
4.21% due 11/25/2034 (b)	$749,868	$738,357
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
4.93% due 11/25/2034 (b)***	3,143,222	3,219,288
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	3,080,000	3,059,098
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
5.68% due 11/20/2035 (b)	808,290	811,148
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
5.51% due 08/25/2046 (b)***	3,627,114	3,625,062
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
5.51% due 09/25/2046 (b)***	3,528,425	3,524,421
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
5.53% due 06/25/2046 (b)***	2,524,862	2,530,868
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.52% due 07/20/2046 (b)***	3,517,470	3,508,764
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
5.53% due 07/20/2046 (b)***	796,651	798,402
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.52% due 07/20/2046 (b)***	3,452,151	3,461,358
Countrywide Home Loans, Series
2004-12, Class 16A1
6.89% due 08/25/2034 (b)	532,581	538,684
Countrywide Home Loans, Series
2004-20, Class 2A1
7.44% due 09/25/2034 (b)***	590,457	604,035
Countrywide Home Loans, Series 2005-7, Class 2A1
5.63% due 03/25/2035 (b)***	1,254,819	1,255,863
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032 ***	692,679	641,643
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% IO due 01/15/2023 ***	2,828,665	67,357
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
5.97% due 01/25/2043 (b)***	2,123,961	2,188,786
Federal National Mortgage Association, Series
1998-M4, Class C
6.527% due 05/25/2030 ***	1,718,079	1,721,936
Greenpoint Mortgage Funding Trust, Series
2006-AR4, Class A1A
5.42% due 09/25/2046 (b)***	3,475,603	3,473,757
Harborview Mortgage Loan Trust, Series 2004-2,
Class 2A1
5.58% due 06/19/2034 (b)***	578,011	578,744
Impac CMB Trust, Series 2004-5, Class 1A1
5.68% due 10/25/2034 (b)***	387,068	387,372

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Impac Secured Assets Corp., Series 2005-2,
Class A1
5.64% due 03/25/2036 (b)***	$2,685,842	$2,694,569
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	4,530,000	4,556,365
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	4,090,000	4,080,279
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.51% due 05/25/2046 (b)***	3,111,204	3,107,959
Master Adjustable Rate Mortgages Trust, Series
2004-12, Class 5A1
4.52% due 10/25/2034 (b)***	1,168,256	1,171,099
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
4.6147% due 12/25/2034 (b)***	510,232	515,940
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
5.39% due 06/25/2036 (b)***	2,280,450	2,279,282
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.51% due 09/25/2046 (b)***	2,873,573	2,875,322
Residential Accredit Loans, Inc., Series 2005-QO3,
Class A1
5.72% due 10/25/2045 (b)***	129,752	130,125
Residential Accredit Loans, Inc., Series 2006-QO5,
Class 3A1
5.39% due 05/25/2046 (b)***	941,562	941,392
Residential Asset Mortgage Products, Inc., Series
2002-RP1, Class A1
5.752% due 03/25/2033	43,065	43,092
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16, Class 1A2
4.98% due 11/25/2034 (b)***	80,916	80,858
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 2A1
5.1975% due 01/25/2035 (b)	55,574	55,436
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
5.50% due 07/25/2036 (b)***	3,534,471	3,540,198
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
5.51% due 07/25/2036 (b)***	3,004,300	3,009,167
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
5.53% due 08/25/2036 (b)***	3,626,418	3,633,952
Thornburg Mortgage Securities Trust, Series
2005-2, Class A4
5.57% due 07/25/2045 (b)***	3,708,164	3,708,248
Thornburg Mortgage Securities Trust, Series
2005-3, Class A3
5.58% due 10/25/2035 (b)***	3,422,115	3,423,362
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.425% due 06/25/2036 (b)***	3,723,455	3,717,737

The accompanying notes are an integral part of the financial statements.
400

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.43% due 06/25/2036 (b)***	$3,671,231	$3,693,656
Washington Mutual, Inc., Mortgage Pass-Through
Certificates, Series 2005-AR19, Class A1A2
5.61% due 12/25/2045 (b)	323,145	324,177
Washington Mutual, Inc., Series 2005-AR17,
Class A1A1
5.59% due 12/25/2045 (b)***	2,708,226	2,715,953
Washington Mutual, Inc., Series
2005-AR17, Class A1A2
5.61% due 12/25/2045 (b)***	378,773	380,254
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
5.45% due 08/25/2036 (b)***	2,998,479	2,995,439

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $95,800,828)		$94,896,808

ASSET BACKED SECURITIES - 15.71%
ACE Securities Corp., Series 2006-GP1, Class A
5.45% due 02/25/2031 (b)***	2,676,023	2,674,538
ACE Securities Corp., Series 2006-SL3, Class A1
5.42% due 06/25/2036 (b)***	2,529,490	2,529,483
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
5.80% due 06/25/2034 (b)***	712,802	716,255
AmeriCredit Automobile Receivables Trust, Series
2003-BX, Class A4B
5.79% due 01/06/2010 (b)	35,390	35,393
Ameriquest Mortgage Securities, Inc., Series
2005-R7, Class A2B
5.49% due 09/25/2035 (b)***	1,918	1,918
Bay View Auto Trust, Series 2003-LJ1, Class A4
3.44% due 04/25/2012 ***	925,550	904,999
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
5.61% due 02/15/2034 (b)***	2,444,241	2,449,026
Countrywide Home Equity Loan Trust, Series
2004-R, Class 2A
5.57% due 03/15/2030 (b)***	2,569,180	2,575,358
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
5.46% due 07/15/2036 (b)***	3,034,638	3,034,129
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
5.58% due 05/25/2036 (b)***	2,580,988	2,582,198
EMC Mortgage Loan Trust, Series 2006-A, Class A1
5.77% due 12/25/2042 (b)***	779,749	779,745
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
5.53% due 11/25/2036 (b)***	4,000,000	3,995,728
GSAA Home Equity Trust, Series 2005-5, Class A4
5.59% due 02/25/2035 (b)***	3,033,606	3,035,502
GSAMP Trust, Series 2006-S4, Class A1
5.41% due 05/25/2036 (b)***	2,879,350	2,879,454

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.45% due 06/25/2036 (b)***	$2,720,731	$2,720,286
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
5.38% due 08/25/2036 (b)***	175,445	175,450
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
5.60% due 09/25/2035 (b)***	1,006,918	1,007,970
Morgan Stanley ABS Capital I, Series 2004-HE8,
Class A7
5.85% due 09/25/2034 (b)***	618,173	620,573
Morgan Stanley ABS Capital I, Series 2005-WMC2,
Class A1MZ
5.57% due 02/25/2035 (b)***	408,768	408,841
Morgan Stanley ABS Capital I, Series 2005-WMC4,
Class A1MZ
5.58% due 04/25/2035 (b)***	1,248,379	1,249,183
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
5.35% due 07/25/2036 (b)***	2,336,690	2,336,684
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.47% due 03/25/2036 (b)***	2,181,912	2,182,233
SACO I Trust, Inc., Series 2006-6, Class A
5.45% due 06/25/2036 (b)***	2,590,665	2,589,513
SACO I Trust, Inc., Series 2006-7, Class A1
5.45% due 07/25/2036 (b)***	2,822,268	2,820,908
SLM Student Loan Trust, Series 2006-5, Class A2
5.35% due 07/25/2017 (b)***	4,000,000	4,000,434
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.43% due 02/25/2036 (b)***	2,752,814	2,752,382
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
5.58% due 03/25/2036 (b)***	3,327,743	3,327,743
Lehman XS Trust, Series 2005-5N, Class 3A1A
5.62% due 11/25/2035 (b)***	126,746	126,820
Lehman XS Trust, Series 2005-7N, Class 1A1B
5.62% due 12/25/2035 (b)***	167,920	168,480
Lehman XS Trust, Series 2006-2N, Class 1A1
5.58% due 02/25/2046 (b)***	775,546	777,463
Lehman XS Trust, Series 2006-GP3, Class 3A1A
5.39% due 06/25/2046 (b)***	3,277,636	3,275,050
RAAC Series, Series 2006-RP3, Class A
5.59% due 05/25/2036 (b)***	3,375,109	3,372,999

TOTAL ASSET BACKED SECURITIES
(Cost $62,120,784)		$62,106,738

SHORT TERM INVESTMENTS - 43.16%
Federal Home Loan Bank Discount Notes
zero coupon due 04/02/2007 ***	$101,400,000	$101,385,973
Federal National Mortgage Association Discount
Note
zero coupon due 06/25/2007 ****	150,000	148,195
State Street Navigator Securities Lending
Prime Portfolio (c)	25,340,094	25,340,094

The accompanying notes are an integral part of the financial statements.
401

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
zero coupon due 04/19/2007 *** ****	$43,850,000	$43,740,704

TOTAL SHORT TERM INVESTMENTS
(Cost $170,614,966)		$170,614,966

Total Investments (U.S. Government Securities Trust)
(Cost $718,658,078) - 181.25%		$716,443,082
Liabilities in Excess of Other Assets - (81.25)%		(321,160,233)

TOTAL NET ASSETS - 100.00%		$395,282,849

U.S. High Yield Bond Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 91.25%
Advertising - 1.44%
R.H. Donnelley Corp.
10.875% due 12/15/2012	$413,000	$446,040
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,430,000	1,519,375
Sheridan Group, Inc.
10.25% due 08/15/2011	1,510,000	1,579,837
Vertis, Inc.
9.75% due 04/01/2009	1,825,000	1,856,938

		5,402,190
Aerospace - 0.23%
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015	165,000	171,394
9.75% due 04/01/2017 (a)	185,000	193,325
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	165,000	170,569
TransDigm, Inc.
7.75% due 07/15/2014	81,000	83,632
7.75% due 07/15/2014	244,000	251,930

		870,850
Agriculture - 0.36%
Mosaic Company
7.375% due 12/01/2014	650,000	677,625
7.625% due 12/01/2016	650,000	685,750

		1,363,375
Air Travel - 0.10%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	362,079	370,226
Apparel & Textiles - 0.45%
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)	800,000	815,000
Levi Strauss & Company
12.25% due 12/15/2012	500,000	548,750
Phillips-Van Heusen Corp.
7.25% due 02/15/2011	325,000	332,312

		1,696,062

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Parts - 0.31%
Delphi Corp., Tranche C
8.125% due 12/31/2007 (b)(f)	$1,100,000	$1,104,466
TRW Automotive, Inc.
7.25% due 03/15/2017	70,000	68,600
9.375% due 02/15/2013	500	539

		1,173,605
Auto Services - 0.68%
Hertz Corp.
8.875% due 01/01/2014	500,000	538,750
10.50% due 01/01/2016 (a)	225,000	256,500
Penhall International Corp.
12.00% due 08/01/2014	1,625,000	1,755,000

		2,550,250
Automobiles - 2.15%
Asbury Automotive Group, Inc.
7.625% due 03/15/2017	1,075,000	1,077,687
8.00% due 03/15/2014	540,000	552,150
AutoNation, Inc.
7.36% due 04/15/2013 (b)	200,000	202,000
CSK Automotive, Inc.
8.542% due 06/30/2012 (b)(f)	498,750	501,244
Ford Motor Company
7.45% due 07/16/2031	885,000	684,769
Ford Motor Company, Tranche B
8.36% due 11/29/2013 (b)(f)	149,625	150,270
General Motors Corp.
8.375% due 07/15/2033 (a)	1,825,000	1,637,937
Group 1 Automotive, Inc.
8.25% due 08/15/2013	600,000	622,500
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	1,250,000	1,300,000
United Auto Group, Inc.
7.75% due 12/15/2016	1,350,000	1,363,500

		8,092,057
Banking - 0.25%
Chevy Chase Bank
6.875% due 12/01/2013	905,000	950,250
Broadcasting - 0.84%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	1,650,000	1,732,500
Fisher Communications, Inc.
8.625% due 09/15/2014	1,325,000	1,419,406

		3,151,906
Building Materials & Construction - 0.63%
Brand Services, Inc.
12.00% due 10/15/2012	688,000	757,247
Esco Corp.
8.625% due 12/15/2013	325,000	344,500
9.235% due 12/15/2013 (b)	625,000	650,000
Masonite International, Inc., Tranche B
7.367% due 04/06/2013 (b)(f)	619,925	609,467

		2,361,214

The accompanying notes are an integral part of the financial statements.
402

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services - 4.36%
Affinity Group, Inc.
9.00% due 02/15/2012	$950,000	$976,125
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	655,500
Education Management Corp., Tranche C
8.063% due 05/24/2013 (b)(f)	995,000	1,000,084
Reynolds & Reynolds Company,Tranche 2
7.292% due 10/24/2013 (b)(f)	1,125,000	1,150,312
Reynolds & Reynolds Company,Tranche 3
7.292% due 10/24/2014 (b)(f)	625,000	639,062
Riverdeep Interactive Learning USA, Inc., Tranche B
8.096% due 11/28/2013 (b)(f)	1,150,000	1,157,188
Rural/Metro Corp.
9.875% due 03/15/2015	1,300,000	1,382,875
SunGard Data Systems, Inc.
3.75% due 01/15/2009	150,000	144,000
4.875% due 01/15/2014	400,000	366,000
8.00% due 02/11/2013 (b)(f)	1,310,050	1,319,875
9.125% due 08/15/2013	2,771,000	2,971,898
10.25% due 08/15/2015	1,800,000	1,964,250
SunGard Data Systems, Inc., Tranche B
1.00% due 02/27/2014 (b)(f)	300,000	302,250
West Corp.
11.00% due 10/15/2016 (a)	1,075,000	1,131,438
Williams Scotsman International, Inc.
8.50% due 10/01/2015	1,185,000	1,241,288

		16,402,145
Cable and Television - 5.53%
Charter Communications Holdings LLC
9.625% due 11/15/2009 (a)	550,000	552,062
Charter Communications Operating LLC
8.00% due 04/30/2012	4,150,000	4,321,187
8.375% due 04/30/2014	4,275,000	4,451,344
9.4544% due 12/15/2010 (b)	400,000	408,000
CSC Holdings, Inc.
7.218% due 03/23/2013 (b)(f)	2,443,938	2,450,170
7.25% due 07/15/2008	400,000	405,500
7.875% due 12/15/2007	1,550,000	1,567,438
DirecTV Holdings LLC
6.375% due 06/15/2015	100,000	95,000
8.375% due 03/15/2013	2,081,000	2,192,854
EchoStar DBS Corp.
7.125% due 02/01/2016	1,550,000	1,600,375
OneLink Communications, Inc., PIK
11.82% due 03/01/2013 (b)(f)	675,000	675,000
Videotron Ltee.
6.375% due 12/15/2015	1,175,000	1,154,438
6.875% due 01/15/2014	915,000	924,150

		20,797,518
Cellular Communications - 5.37%
Alamosa Delaware, Inc.
8.50% due 01/31/2012	950,000	1,005,950
Centennial Communications Corp.
10.00% due 01/01/2013 (a)	2,175,000	2,346,281
10.75% due 12/15/2008	157,000	157,392

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Cricket Communications, Inc.
9.375% due 11/01/2014	$1,500,000	$1,590,000
Dobson Communications Corp.
8.375% due 11/01/2011	1,694,000	1,797,758
8.375% due 11/01/2011	2,040,000	2,164,950
8.875% due 10/01/2013 (a)	2,925,000	3,012,750
9.61% due 10/15/2012 (b)	700,000	720,125
9.875% due 11/01/2012	400,000	436,000
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,625,000	2,775,938
Rural Cellular Corp.
8.25% due 03/15/2012	1,500,000	1,567,500
9.875% due 02/01/2010	2,500,000	2,637,500

		20,212,144
Chemicals - 1.23%
AZ Chemical, Inc., Tranche 2
10.848% due 02/28/2013 (b)(f)	250,000	250,782
Chemtura Corp.
6.875% due 06/01/2016	700,000	677,250
Equistar Chemicals LP
8.75% due 02/15/2009	750,000	781,875
10.125% due 09/01/2008	250,000	263,125
Huntsman International LLC
7.875% due 11/15/2014	500,000	516,875
Lyondell Chemical Company
8.00% due 09/15/2014	394,000	412,715
8.25% due 09/15/2016	656,000	701,920
Momentive Performance Materials, Inc.
10.125% due 12/01/2014	650,000	676,000
Tronox Worldwide LLC
9.50% due 12/01/2012 (a)	330,000	349,800

		4,630,342
Commercial Services - 0.81%
Mac-Gray Corp.
7.625% due 08/15/2015	2,250,000	2,295,000
Safety-Kleen, Corp., Letter of Credit
7.938% due 07/27/2013 (b)(f)	165,254	165,254
Safety-Kleen, Corp., Tranche B
7.938% due 07/27/2013 (b)(f)	570,572	570,572

		3,030,826
Computers & Business Equipment - 0.43%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	1,600,000	1,608,000
Containers & Glass - 0.76%
Crown Cork & Sea Company, Inc.
8.00% due 04/15/2023	850,000	833,000
Graham Packaging Company
8.50% due 10/15/2012	575,000	583,625
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	900,000	938,250
Owens-Illinois, Inc.
7.35% due 05/15/2008	500,000	502,500

		2,857,375

The accompanying notes are an integral part of the financial statements.
403

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Correctional Facilities - 0.71%
Corrections Corp. of America
6.25% due 03/15/2013	$625,000	$625,000
6.75% due 01/31/2014	1,320,000	1,343,100
Geo Group, Inc.
8.25% due 07/15/2013	675,000	703,687

		2,671,787
Crude Petroleum & Natural Gas - 3.66%
AmeriGas Partners LP
7.125% due 05/20/2016	1,750,000	1,754,375
7.25% due 05/20/2015	75,000	75,750
Calfrac Holdings LP
7.75% due 02/15/2015	1,175,000	1,139,750
Chaparral Energy, Inc.
8.875% due 02/01/2017	900,000	904,500
Chesapeake Energy Corp.
6.625% due 01/15/2016	1,150,000	1,158,625
6.875% due 01/15/2016	400,000	405,000
6.875% due 11/15/2020	525,000	522,375
7.50% due 09/15/2013	400,000	418,000
Coffeyville Resources, Inc., Letter of Credit
8.360% due 12/28/2010 (b)(f)	129,730	130,648
Coffeyville Resources, Inc., Tranche B
8.360% due 12/28/2013 (b)(f)	670,270	675,016
PetroHawk Energy Corp.
9.125% due 07/15/2013	850,000	905,250
Ram Energy, Inc., Tranche B
10.750% due 05/18/2011 (b)(f)	875,000	875,000
Sabine Pass LNG LP
7.50% due 11/30/2016	4,750,000	4,785,625

		13,749,914
Domestic Oil - 0.30%
ALON USA LP
7.824% due 06/07/2013 (b)(f)	995,000	999,358
Petroleum Geo-Services, Inc., Tranche B
8.000% due 12/16/2012 (b)(f)	143,309	144,205

		1,143,563
Electrical Utilities - 0.62%
Nevada Power Company, Series M
5.95% due 03/15/2016	245,000	247,868
Nevada Power Company, Series O
6.50% due 05/15/2018	1,350,000	1,409,636
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	350,000	354,875
Sierra Pacific Resources
8.625% due 03/15/2014	313,000	338,582

		2,350,961
Electronics - 0.80%
Communications & Power Industries, Inc.
8.00% due 02/01/2012	750,000	778,125
L-3 Communications Corp.
5.875% due 01/15/2015	1,190,000	1,155,787
6.125% due 07/15/2013	65,000	64,025

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electronics (continued)
L-3 Communications Corp., Series B
6.375% due 10/15/2015	$1,030,000	$1,020,988

		3,018,925
Energy - 2.45%
Covanta Energy Corp., Tranche B
6.875% due 02/02/2014 (b)(f)	1,139,175	1,139,175
Covanta Energy Corp., Tranche Letter of Credit
5.275% due 02/02/2014 (b)(f)	560,825	560,825
NRG Energy, Inc.
7.25% due 02/01/2014	390,000	399,750
7.367% due 02/02/2013 (b)(f)	880,612	886,204
7.375% due 02/01/2016	4,050,000	4,161,375
7.375% due 01/15/2017	850,000	873,375
Plum Point Energy Associates LLC, Letter of Credit
7.167% due 03/15/2014 (b)(f)	194,286	195,985
Sandridge Energy, Inc.
8.625% due 04/01/2015 (b)(f)	1,000,000	1,000,000

		9,216,689
Financial Services - 12.37%
BCP Crystal Holdings Corp.
9.625% due 06/15/2014	21,500	24,422
BLB Holding Corp., - Wembley Tranche 2
8.740% due 06/30/2011 (b)(f)	1,630,000	1,643,252
BNY ConvergEx Group, Tranche 1
8.380% due 08/17/2013 (b)(f)	1,392,857	1,401,562
Consolidated Communications Holdings
9.75% due 04/01/2012	66,000	69,877
Dow Jones CDX HY, Series 7-Tranche 1
8.375% due 12/29/2011	3,300,000	3,419,460
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012	6,700,000	6,674,687
El Paso Performance-Linked Trust
7.75% due 07/15/2011	1,000,000	1,063,750
Emdeon Business Services LLC, Tranche 1B
7.850% due 11/16/2013 (b)(f)	496,689	497,930
Emdeon Business Services LLC, Tranche 2
7.850% due 05/16/2014 (b)(f)	1,000,000	1,015,000
Ford Motor Credit Company
7.00% due 10/01/2013	2,185,000	2,031,148
7.25% due 10/25/2011	410,000	398,480
8.00% due 12/15/2016	5,500,000	5,292,336
General Motors Acceptance Corp.
6.75% due 12/01/2014	625,000	614,433
8.00% due 11/01/2031	5,400,000	5,789,578
HCP Acquisition Inc., Tranche 2
9.598% due 02/13/2015 (b)(f)	450,000	459,000
Hexion US Finance Corp.
9.75% due 11/15/2014	490,000	513,888
Linsco/Private Ledger Corp., Tranche B
8.746% due 06/27/2013 (b)(f)	1,453,000	1,466,324
NASDAQ Stock Market, Inc., Tranche B
7.117% due 04/18/2012 (b)(f)	486,872	488,318
NASDAQ Stock Market, Inc., Tranche C
7.116% due 04/18/2012 (b)(f)	282,228	283,111

The accompanying notes are an integral part of the financial statements.
404

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
NCO Group, Inc.
11.875% due 11/15/2014	$1,600,000	$1,686,000
NCO Group, Inc., Tranche B
8.38% due 11/09/2013 (b)(f)	500,000	503,125
NSG Holdings LLC/NSG Holdings, Inc.
7.75% due 12/15/2025	1,250,000	1,306,250
Thornburg Mortgage, Inc.
8.00% due 05/15/2013	510,000	504,900
TPF Generation Holdings LLC, Tranche 2
7.370% due 12/15/2014 (b)(f)	800,000	813,000
TRAINS HY-2006 -1
7.548% due 05/01/2016	1,999,500	2,033,132
VNU, Inc., Tranche B
8.19% due 08/07/2013 (b)(f)	4,987,500	5,031,590
Wimar Landco LLC
7.86% due 07/03/2008 (b)(f)	750,000	752,813
Wimar Operating Company LLC, Tranche B
7.86% due 01/03/2012 (b)(f)	750,000	757,500

		46,534,866
Food & Beverages - 2.92%
Aramark Corp.
8.50% due 02/01/2015	800,000	832,000
Beverages & More, Inc.
9.25% due 03/01/2012	950,000	961,875
Del Monte Corp.
8.625% due 12/15/2012	1,550,000	1,612,000
Dole Food Company, Inc.
7.25% due 06/15/2010	1,704,600	1,627,893
8.625% due 05/01/2009	1,750,000	1,745,625
8.875% due 03/15/2011 (a)	650,000	641,875
Pilgrim's Pride Corp.
7.625% due 05/01/2015	950,000	947,625
8.375% due 05/01/2017	650,000	641,875
SUPERVALU, Inc., Tranche B
7.063% due 05/30/2012 (b)(f)	1,985,000	1,991,332

		11,002,100
Funeral Services - 0.84%
Service Corp. International
6.50% due 03/15/2008	400,000	402,000
6.75% due 04/01/2016	500,000	497,500
7.00% due 06/15/2017	1,750,000	1,763,125
7.50% due 04/01/2027	335,000	335,000
7.625% due 10/01/2018	150,000	158,625

		3,156,250
Gas & Pipeline Utilities - 0.73%
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	630,000	656,775
Northwest Pipeline Corp.
7.00% due 06/15/2016	275,000	294,594
Williams Companies, Inc.
7.36% due 10/01/2010 (b)	500,000	516,875
8.75% due 03/15/2032	1,100,000	1,267,750

		2,735,994

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products - 1.25%
Accellent, Inc.
10.50% due 12/01/2013	$1,348,000	$1,395,180
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	250,000	251,875
Cooper Company, Inc.
7.875% due 02/15/2015	2,200,000	2,233,000
Encore Medical Finance LLC
11.75% due 11/15/2014	800,000	820,000

		4,700,055

Healthcare Services - 1.25%
Ameripath, Inc.
10.50% due 04/01/2013	901,000	964,070
Centene Corp.
7.25% due 04/01/2014	1,375,000	1,381,875
DaVita, Inc.
6.625% due 03/15/2013	500,000	500,000
Healthsouth Corp.
10.75% due 06/15/2016	750,000	815,625
Healthsouth Corp., Tranche B
8.580% due 03/10/2013 (b)(f)	1,017,503	1,023,751

		4,685,321

Hotels & Restaurants - 1.94%
Denny's Corp.
10.00% due 10/01/2012	1,025,000	1,092,906
Gaylord Entertainment Company
6.75% due 11/15/2014	1,432,000	1,394,410
O'Charleys, Inc.
9.00% due 11/01/2013	2,550,000	2,715,750
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	2,000,000	2,110,000

		7,313,066

Household Appliances - 0.38%
ALH Finance LLC
8.50% due 01/15/2013	1,450,000	1,446,375
Industrial Machinery - 0.89%
Baldor Electric Company
8.625% due 02/15/2017	625,000	660,938
Baldor Electric Company, Tranche B
7.098% due 01/31/2014 (b)(f)	475,000	476,843
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,075,000	2,204,687

		3,342,468

Insurance - 0.47%
Affirmative Insurance Holdings Company
10.75% due 01/12/2014 (b)(f)	750,000	752,813
Kepler Holdings, Ltd.
10.82% due 06/30/2009 (b)(f)	500,000	503,750
Panther RE Bermuda, Ltd., Tranche B
7.620% due 11/30/2010 (b)(f)	500,000	503,125

		1,759,688

Leisure Time - 4.76%
AMC Entertainment, Inc.
8.00% due 03/01/2014	24,000	24,420

The accompanying notes are an integral part of the financial statements.
405

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	$1,387,000	$1,470,220
Bombardier Recreational Products, Inc., Tranche B
8.24% due 06/26/2013 (b)(f)	979,747	984,646
Chukchansi Economic Development Authority
8.00% due 11/15/2013	700,000	723,625
8.8769% due 11/15/2012 (b)	744,000	762,600
Majestic Star Casino LLC
9.50% due 10/15/2010	1,400,000	1,468,250
Mandalay Resort Group, Inc.
6.50% due 07/31/2009	150,000	151,687
MGM Mirage, Inc.
6.00% due 10/01/2009	1,750,000	1,752,187
6.75% due 09/01/2012	125,000	124,219
8.50% due 09/15/2010	1,250,000	1,335,937
Mohegan Tribal Gaming Authority
6.125% due 02/15/2013	686,000	675,710
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	520,000
9.75% due 04/01/2010	400,000	417,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	725,000	725,000
River Rock Entertainment Authority
9.75% due 11/01/2011	1,050,000	1,118,250
San Pasqual Casino Development Group
8.00% due 09/15/2013	1,000,000	1,028,750
Seminole Hard Rock Entertainment, Inc.
7.8475% due 03/15/2014 (b)	675,000	688,500
Speedway Motorsports, Inc.
6.75% due 06/01/2013	690,000	684,825
Station Casinos, Inc.
6.00% due 04/01/2012	1,750,000	1,695,313
True Temper Sports, Inc.
8.375% due 09/15/2011	650,000	578,500
Wynn Las Vegas LLC
6.625% due 12/01/2014	980,000	970,200

		17,899,839
Liquor - 0.47%
Constellation Brands, Inc.
7.25% due 09/01/2016	1,750,000	1,771,875
Manufacturing - 0.03%
Susser Holdings LLC
10.625% due 12/15/2013	106,000	115,673
Medical-Hospitals - 2.90%
HCA, Inc.
6.25% due 02/15/2013	21,000	19,084
7.875% due 02/01/2011	740,000	753,875
9.125% due 11/15/2014	650,000	694,687
9.25% due 11/15/2016	2,250,000	2,427,188
HCA, Inc., Tranche B
8.086% due 11/01/2013 (b)(f)	1,200,000	1,210,416
Multiplan, Inc.
10.375% due 04/15/2016	1,920,000	1,968,000
Skilled Healthcare Group, Inc.
11.00% due 01/15/2014	500,000	556,250

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	$375,000	$384,375
Tenet Healthcare Corp.
6.375% due 12/01/2011	2,000,000	1,870,000
6.875% due 11/15/2031	635,000	501,650
X-Rite, Inc., Tranche 2nd Lien
10.346% due 06/30/2013 (b)(f)	500,000	505,000

		10,890,525
Mining - 0.76%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	500,000	538,125
8.375% due 04/01/2017	2,145,000	2,319,281

		2,857,406
Office Furnishings & Supplies - 0.04%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	150,000	156,750
Paper - 1.97%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	850,000	828,750
Domtar Inc., Tranche B
19.10% due 03/02/2014 (b)(f)	625,000	624,612
Georgia-Pacific Corp.
7.125% due 01/15/2017	1,000,000	1,002,500
Georgia-Pacific Corp., Tranche B
7.485% due 02/14/2013 (b)(f)	1,663,225	1,672,589
Georgia-Pacific Corp., Tranche B2
7.367% due 12/22/2012 (b)(f)	1,875,000	1,883,644
Neenah Paper, Inc.
7.375% due 11/15/2014	700,000	675,500
P. H. Glatfelter
7.125% due 05/01/2016	725,000	735,875

		7,423,470
Petroleum Services - 0.70%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	975,000	960,375
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	200,000	206,000
7.75% due 05/15/2017	200,000	208,500
Hanover Equipment Trust
8.75% due 09/01/2011	714,000	742,560
Hanover Equipment Trust, Series B
8.50% due 09/01/2008	500,000	502,500

		2,619,935
Pharmaceuticals - 0.44%
Omnicare, Inc.
6.875% due 12/15/2015	1,650,000	1,664,438
Publishing - 2.72%
American Media Operations, Inc.
8.875% due 01/15/2011	315,000	285,863
Dex Media East LLC
12.125% due 11/15/2012	200,000	218,750
Dex Media West LLC
9.875% due 08/15/2013	500,000	545,625

The accompanying notes are an integral part of the financial statements.
406

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing (continued)
Idearc, Inc.
8.00% due 11/15/2016	$3,600,000	$3,699,000
Idearc, Inc., Tranche B
7.35% due 11/01/2014 (b)(f)	2,475,000	2,488,934
Medianews Group, Inc.
6.875% due 10/01/2013	370,000	336,700
Nielsen Finance LLC
zero coupon, step up to 12.5% on
08/01/2011 due 08/01/2016 (a)	875,000	612,500
Primedia, Inc.
8.00% due 05/15/2013	1,230,000	1,273,050
Reader's Digest Association, Inc.
9.00% due 02/15/2017	800,000	777,000

		10,237,422

Railroads & Equipment - 0.50%
Greenbrier Companies, Inc.
8.375% due 05/15/2015	1,850,000	1,877,750
Real Estate - 2.10%
BF Saul, REIT
7.50% due 03/01/2014	1,725,000	1,750,875
Host Marriott LP, REIT
7.125% due 11/01/2013	250,000	255,625
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	1,000,000	1,018,750
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	2,800,000	2,821,000
Rouse Company LP, REIT
6.75% due 05/01/2013	2,000,000	2,038,264

		7,884,514

Retail - 0.91%
Carrols Corp.
9.00% due 01/15/2013	350,000	357,000
Ferrellgas Escrow LLC
6.75% due 05/01/2014	300,000	294,000
Suburban Propane Partners LP
6.875% due 12/15/2013	250,000	246,250
Toys R Us, Inc., Tranche B
8.33% due 12/09/2008 (b)(f)	2,500,000	2,514,275

		3,411,525

Retail Trade - 1.19%
American Greetings Corp.
7.375% due 06/01/2016	400,000	412,500
Neff Corp.
11.25% due 06/15/2012	1,450,000	1,609,500
Payless Shoesource, Inc.
8.25% due 08/01/2013	1,400,000	1,463,000
Sally Holdings LLC, Tranche B
8.086% due 11/01/2013 (b)(f)	997,500	1,004,702

		4,489,702

Sanitary Services - 1.13%
Allied Waste North America, Inc.
6.50% due 11/15/2010	700,000	701,750
7.875% due 04/15/2013	700,000	726,250

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Sanitary Services (continued)
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	$200,000	$195,000
7.125% due 05/15/2016 (a)	1,600,000	1,628,000
Waste Services, Inc., Tranche B
8.337% due 04/30/2011 (b)(f)	1,000,000	1,007,500

		4,258,500
Semiconductors - 2.80%
Amkor Technology, Inc.
7.75% due 05/15/2013	64,000	62,720
9.25% due 06/01/2016	1,875,000	1,954,688
Avago Technologies Finance
10.125% due 12/01/2013	1,100,000	1,190,750
11.875% due 12/01/2015 (a)	215,000	241,875
Freescale Semiconductor, Inc.
7.369% due 12/01/2013 (b)(f)	2,244,375	2,248,729
8.875% due 12/15/2014	325,000	325,406
10.125% due 12/15/2016 (a)	325,000	325,813
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	325,000	322,562
Marvel Technology Group, Inc.
7.32% due 11/08/2009 (b)(f)	996,875	1,001,859
NXP BV/NXP Funding LLC
8.118% due 10/15/2013 (b)	1,875,000	1,928,906
9.50% due 10/15/2015	900,000	929,250

		10,532,558
Software - 0.84%
Informational Global Solutions Holdings, Inc.,
Tranche 2
11.57% due 03/20/2012 (b)(f)	1,250,000	1,259,375
Open Solutions, Inc.
9.75% due 02/01/2015	1,525,000	1,570,750
UGS Capital Corp. II, PIK
10.348% due 06/01/2011 (b)	315,138	320,653

		3,150,778
Steel - 0.16%
AmeriCast Technologies, Inc.
11.00% due 12/01/2014	600,000	612,000
Telecommunications Equipment &
Services - 4.23%
Citizens Communications Company
7.05% due 10/01/2046	1,050,000	916,125
7.125% due 03/15/2019	125,000	124,687
7.625% due 08/15/2008	525,000	540,750
Eschelon Operating Company
8.375% due 03/15/2010	700,000	676,375
Hawaiian Telecom Communications, Inc., Tranche A
7.62% due 04/30/2012 (b)(f)	775,000	773,644
Hawaiian Telecom Communications, Inc., Tranche B
7.62% due 10/31/2012 (b)(f)	250,000	250,402
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	2,650,000	3,007,750
Intelsat, Ltd.
5.25% due 11/01/2008	1,800,000	1,770,750

The accompanying notes are an integral part of the financial statements.
407

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Level 3 Communications, Inc.
9.25% due 11/01/2014	$1,525,000	$1,566,938
12.25% due 03/15/2013	500,000	585,000
Level 3 Communications, Inc., Tranche
7.57% due 03/01/2014 (b)(f)	1,000,000	1,003,330
PanAmSat Corp.
9.00% due 08/15/2014	2,150,000	2,327,375
9.00% due 06/15/2016	775,000	853,469
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	1,400,000	1,498,000

		15,894,595
Telephone - 2.05%
Qwest Communications International, Inc.
7.25% due 02/15/2011	145,000	148,444
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	500,000	515,000
Qwest Corp.
7.50% due 10/01/2014	600,000	633,000
7.875% due 09/01/2011	1,500,000	1,593,750
8.6049% due 06/15/2013 (b)	500,000	545,000
8.875% due 03/15/2012	1,085,000	1,198,925
Valor Telecommunications Enterprise
7.75% due 02/15/2015	1,450,000	1,562,375
Windstream Corp.
8.125% due 08/01/2013	565,000	611,612
8.625% due 08/01/2016	810,000	885,938

		7,694,044
Tobacco - 0.63%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	256,375
7.625% due 06/01/2016	2,000,000	2,127,662

		2,384,037
Transportation - 2.14%
Aramark Corp., Tranche B
7.445% due 01/26/2014 (b)(f)	1,634,777	1,640,810
Aramark Corp., Tranche Letter of Credit
7.470% due 01/26/2014 (b)(f)	115,223	115,647
Bombardier, Inc.
6.75% due 05/01/2012	500,000	497,500
7.45% due 05/01/2034	1,800,000	1,692,000
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	1,500,000	1,522,500
Laidlaw International, Inc., Tranche B
7.117% due 07/31/2013 (b)(f)	498,750	499,997
Oshkosh Truck Corp., Tranche B
7.35% due 12/06/2013 (b)(f)	750,000	752,625
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	800,000	812,000
Trailer Bridge, Inc.
9.25% due 11/15/2011	500,000	515,000

		8,048,079

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utility Service - 0.27%
Generac Power Systems, Inc., Tranche 2nd Lien
11.32% due 05/07/2014 (b)(f)	$1,000,000	$1,000,000

TOTAL CORPORATE BONDS (Cost $336,435,297)		$343,223,772

ASSET BACKED SECURITIES - 0.34%
DB Master Finance LLC, Series-2006-1, Class M1
8.285% due 06/20/2031	1,250,000	1,278,538

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,975)		$1,278,538

SHORT TERM INVESTMENTS - 3.35%
State Street Navigator Securities
Lending Prime Portfolio (c)	$12,616,035	$12,616,035

TOTAL SHORT TERM INVESTMENTS
(Cost $12,616,035)		$12,616,035

REPURCHASE AGREEMENTS - 8.65%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$32,541,469 on 04/02/2007,
collateralized by $32,295,000 U.S.
Treasury Notes, 4.875% due
05/31/2011 (valued at
$33,183,113, including interest) (c)	$32,529,000	$32,529,000

TOTAL REPURCHASE AGREEMENTS
(Cost $32,529,000)		$32,529,000

Total Investments (U.S. High Yield Bond Trust)
(Cost $382,830,307) - 103.59%		$389,647,345
Liabilities in Excess of Other Assets - (3.59)%		(13,488,765)

TOTAL NET ASSETS - 100.00%		$376,158,580

U.S. Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.97%
Advertising - 0.99%
Aquantive, Inc. *	62,500	$1,744,375
Getty Images, Inc. * (a)	120,000	5,835,600
Omnicom Group, Inc.	19,700	2,016,886

		9,596,861
Aerospace - 1.46%
Alliant Techsystems, Inc. * (a)	13,600	1,195,712
United Technologies Corp.	200,100	13,006,500

		14,202,212
Aluminum - 0.62%
Alcoa, Inc.	178,700	6,057,930
Apparel & Textiles - 0.62%
Hanesbrands, Inc. *	205,649	6,044,024

The accompanying notes are an integral part of the financial statements.
408

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts - 0.33%
Johnson Controls, Inc.	34,300	$3,245,466
Automobiles - 0.90%
Ford Motor Company (a)	728,700	5,749,443
General Motors Corp. (a)	95,700	2,932,248

		8,681,691
Banking - 3.60%
Commerce Bancorp, Inc. (a)	48,900	1,632,282
Compass Bancshares, Inc.	60,200	4,141,760
Fifth Third Bancorp	118,400	4,580,896
Hudson City Bancorp, Inc. (a)	405,100	5,541,768
Wachovia Corp.	344,700	18,975,735

		34,872,441
Biotechnology - 1.09%
Genentech, Inc. *	94,600	7,768,552
Millennium Pharmaceuticals, Inc. *	242,800	2,758,208

		10,526,760
Broadcasting - 0.47%
CBS Corp., Class B	149,000	4,557,910
Building Materials & Construction - 0.69%
American Standard Companies, Inc.	126,600	6,712,332
Business Services - 2.44%
Affiliated Computer Services, Inc., Class A *	97,800	5,758,464
Automatic Data Processing, Inc.	35,900	1,737,560
Fluor Corp.	161,600	14,498,752
Paychex, Inc.	42,900	1,624,623

		23,619,399
Cable and Television - 1.37%
Cablevision Systems Corp., Class A *	46,800	1,424,124
Comcast Corp., Class A *	111,900	2,903,805
Time Warner Cable, Inc. *	56,800	2,128,296
Time Warner Telecom, Inc., Class A *	85,300	1,771,681
Time Warner, Inc.	138,700	2,735,164
Viacom, Inc. *	56,850	2,337,103

		13,300,173
Chemicals - 2.04%
Dow Chemical Company	99,600	4,567,656
E.I. Du Pont De Nemours & Company	14,300	706,849
Huntsman Corp.	285,300	5,446,377
Methanex Corp.	109,400	2,442,902
NOVA Chemicals Corp.	61,900	1,916,424
Potash Corp. of Saskatchewan, Inc.	25,100	4,014,243
Rohm & Haas Company	12,500	646,500

		19,740,951
Coal - 0.35%
Arch Coal, Inc. (a)	111,900	3,434,211
Computers & Business Equipment - 5.85%
Brocade Communications Systems, Inc. *	380,200	3,619,504
Cisco Systems, Inc. *	822,300	20,993,319
Dell, Inc. *	234,100	5,433,461

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Hewlett-Packard Company	73,200	$2,938,248
SanDisk Corp. *	244,900	10,726,620
Seagate Technology	269,600	6,281,680
Sun Microsystems, Inc. *	1,128,800	6,784,088

		56,776,920
Cosmetics & Toiletries - 0.61%
Avon Products, Inc.	158,800	5,916,888
Crude Petroleum & Natural Gas - 0.23%
EOG Resources, Inc.	31,300	2,232,942
Drugs & Health Care - 0.68%
ImClone Systems, Inc. * (a)	160,800	6,555,816
Electrical Equipment - 0.56%
Cooper Industries, Ltd., Class A	57,400	2,582,426
Emerson Electric Company	66,800	2,878,412

		5,460,838
Electrical Utilities - 1.10%
CMS Energy Corp.	143,000	2,545,400
Edison International	73,300	3,601,229
The AES Corp. *	208,500	4,486,920

		10,633,549
Electronics - 1.19%
Agilent Technologies, Inc. *	36,237	1,220,825
Flextronics International, Ltd. *	522,400	5,715,056
Jabil Circuit, Inc.	214,600	4,594,586

		11,530,467
Financial Services - 9.68%
AmeriCredit Corp. * (a)	80,100	1,831,086
Capital One Financial Corp.	45,400	3,425,884
Federal Home Loan Mortgage Corp.	89,500	5,324,355
Federal National Mortgage Association	131,300	7,166,354
Goldman Sachs Group, Inc.	11,500	2,376,245
IndyMac Bancorp, Inc. (a)	69,400	2,224,270
JP Morgan Chase & Company	341,592	16,526,221
Lehman Brothers Holdings, Inc.	24,300	1,702,701
Merrill Lynch & Company, Inc.	17,300	1,412,891
SLM Corp.	507,600	20,760,840
Washington Mutual, Inc.	452,200	18,259,836
Wells Fargo & Company	373,800	12,869,934

		93,880,617
Food & Beverages - 4.55%
Campbell Soup Company	63,200	2,461,640
Kraft Foods, Inc., Class A (a)	188,000	5,952,080
PepsiCo, Inc.	190,400	12,101,824
Sara Lee Corp.	539,400	9,126,648
Sysco Corp.	142,900	4,834,307
The Coca-Cola Company	96,100	4,612,800
Unilever NV	172,600	5,043,372

		44,132,671

The accompanying notes are an integral part of the financial statements.
409

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Furniture & Fixtures - 0.30%
Leggett & Platt, Inc.	128,900	$2,922,163
Gas & Pipeline Utilities - 0.36%
Kinder Morgan, Inc.	18,800	2,001,260
NiSource, Inc.	61,800	1,510,392

		3,511,652
Gold - 0.37%
Barrick Gold Corp.	126,300	3,605,865
Healthcare Products - 1.70%
Baxter International, Inc.	215,300	11,339,851
Medtronic, Inc.	105,400	5,170,924

		16,510,775
Healthcare Services - 1.86%
Cerner Corp. * (a)	41,100	2,237,895
DaVita, Inc. *	104,250	5,558,610
UnitedHealth Group, Inc.	137,600	7,288,672
Wellpoint, Inc. *	36,970	2,998,267

		18,083,444
Holdings Companies/Conglomerates - 3.24%
Berkshire Hathaway, Inc., Class A *	56	6,103,440
General Electric Company	715,600	25,303,616

		31,407,056
Homebuilders - 0.10%
Lennar Corp., Class A	23,200	979,272
Hotels & Restaurants - 0.66%
McDonald's Corp.	56,000	2,522,800
Starwood Hotels & Resorts Worldwide, Inc.	37,500	2,431,875
The Cheesecake Factory, Inc. * (a)	52,400	1,396,460

		6,351,135
Household Products - 0.20%
Jarden Corp. * (a)	50,000	1,915,000
Insurance - 3.06%
AFLAC, Inc.	47,900	2,254,174
Ambac Financial Group, Inc.	23,700	2,047,443
American International Group, Inc.	121,387	8,159,634
Marsh & McLennan Companies, Inc.	248,800	7,287,352
MBIA, Inc.	32,000	2,095,680
Progressive Corp.	94,800	2,068,536
RenaissanceRe Holdings, Ltd.	28,300	1,418,962
XL Capital, Ltd., Class A	62,400	4,365,504

		29,697,285
International Oil - 3.86%
Anadarko Petroleum Corp.	43,000	1,848,140
Chevron Corp.	67,448	4,988,454
Exxon Mobil Corp.	92,300	6,964,035
Royal Dutch Shell PLC, ADR, Class B shares	26,342	1,754,641
Royal Dutch Shell PLC, ADR	207,600	13,763,880
Weatherford International, Ltd. *	179,700	8,104,470

		37,423,620

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content - 2.87%
Google, Inc., Class A *	42,400	$19,425,984
Yahoo!, Inc. *	268,600	8,404,494

		27,830,478
Internet Retail - 0.97%
eBay, Inc. *	285,000	9,447,750
Internet Software - 0.17%
Symantec Corp. *	92,500	1,600,250
Leisure Time - 1.94%
Carnival Corp.	30,600	1,433,916
Las Vegas Sands Corp. *	86,500	7,491,765
Walt Disney Company	286,200	9,853,866

		18,779,547
Liquor - 0.18%
Anheuser-Busch Companies, Inc.	33,600	1,695,456
Manufacturing - 2.03%
Danaher Corp.	108,300	7,738,035
Illinois Tool Works, Inc.	180,000	9,288,000
Siemens AG SADR	24,500	2,626,400

		19,652,435
Mining - 0.28%
Newmont Mining Corp.	65,300	2,741,947
Paper - 0.18%
International Paper Company	48,500	1,765,400
Petroleum Services - 3.54%
Baker Hughes, Inc.	115,700	7,651,241
BJ Services Company	156,100	4,355,190
Halliburton Company	106,000	3,364,440
Schlumberger, Ltd.	274,900	18,995,590

		34,366,461
Pharmaceuticals - 6.75%
Allergan, Inc.	89,100	9,874,062
AstraZeneca PLC, SADR	307,400	16,492,010
Endo Pharmaceutical Holdings, Inc. *	68,600	2,016,840
Forest Laboratories, Inc. *	429,800	22,108,912
Pfizer, Inc.	75,000	1,894,500
Sanofi-Aventis, ADR	102,600	4,464,126
Sepracor, Inc. * (a)	57,700	2,690,551
Teva Pharmaceutical Industries, Ltd., SADR	159,100	5,955,113

		65,496,114
Real Estate - 0.38%
Douglas Emmett, Inc., REIT	54,500	1,391,385
General Growth Properties, Inc., REIT	27,670	1,786,652
Host Hotels & Resorts, Inc., REIT	17,508	460,635

		3,638,672
Retail Trade - 4.92%
Best Buy Company, Inc.	95,100	4,633,272
Home Depot, Inc.	126,500	4,647,610
Lowe's Companies, Inc.	614,900	19,363,201
Target Corp.	292,900	17,357,254

The accompanying notes are an integral part of the financial statements.
410

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Urban Outfitters, Inc. *	64,600	$1,712,546

		47,713,883
Semiconductors - 6.74%
Altera Corp. *	460,900	9,213,391
Applied Materials, Inc.	713,000	13,062,160
Fairchild Semiconductor International, Inc. *	151,700	2,536,424
Intel Corp.	541,200	10,353,156
KLA-Tencor Corp. (a)	251,800	13,425,976
Lam Research Corp. *	47,400	2,243,916
Linear Technology Corp.	107,900	3,408,561
Qimonda AG, SADR * (a)	93,200	1,338,352
Silicon Laboratories, Inc. *	55,000	1,645,600
Xilinx, Inc.	317,500	8,169,275

		65,396,811
Software - 3.77%
Compuware Corp. *	154,000	1,461,460
Microsoft Corp.	985,100	27,454,737
NAVTEQ Corp. * (a)	40,800	1,407,600
SAP AG, SADR (a)	138,900	6,201,885

		36,525,682
Telecommunications Equipment &
Services - 2.10%
American Tower Corp., Class A *	57,800	2,251,310
Corning, Inc. *	207,400	4,716,276
QUALCOMM, Inc.	211,700	9,031,122
Verizon Communications, Inc.	115,600	4,383,552

		20,382,260
Telephone - 0.88%
AT&T, Inc.	155,600	6,135,308
Qwest Communications International, Inc. * (a)	263,700	2,370,663

		8,505,971
Tobacco - 1.56%
Altria Group, Inc.	172,400	15,138,444
Trucking & Freight - 1.58%
FedEx Corp.	15,300	1,643,679
United Parcel Service, Inc., Class B	194,900	13,662,490

		15,306,169

TOTAL COMMON STOCKS (Cost $853,327,138)		$950,104,066

CORPORATE BONDS - 0.26%
Automobiles - 0.26%
Ford Motor Company
4.25% due 12/15/2036	$2,282,000	2,535,759

TOTAL CORPORATE BONDS (Cost $2,296,183)		$2,535,759

SHORT TERM INVESTMENTS - 6.05%
State Street Navigator Securities
Lending Prime Portfolio (c)	$58,729,524	$58,729,524

TOTAL SHORT TERM INVESTMENTS
(Cost $58,729,524)		$58,729,524

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.88%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$18,209,978 on 04/02/2007,
collateralized by $18,430,000
Federal Home Loan Bank, 5.125%
due 08/15/2019 (valued at
$18,568,225, including interest) (c)	$18,203,000	$18,203,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,203,000)		$18,203,000

Total Investments (U.S. Large Cap Trust)
(Cost $932,555,845) - 106.16%		$1,029,572,349
Liabilities in Excess of Other Assets - (6.16)%		(59,745,201)

TOTAL NET ASSETS - 100.00%		$969,827,148

U.S. Multi Sector Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.22%
Advertising - 0.10%
Omnicom Group, Inc.	14,400	$1,474,272
Aerospace - 1.70%
Alliant Techsystems, Inc. *	1,600	140,672
Armor Holdings, Inc. *	2,200	148,126
General Dynamics Corp.	41,000	3,132,400
Lockheed Martin Corp.	72,000	6,985,440
Northrop Grumman Corp.	88,200	6,546,204
Raytheon Company	28,600	1,500,356
United Technologies Corp.	114,500	7,442,500

		25,895,698
Agriculture - 0.16%
Archer-Daniels-Midland Company	65,700	2,411,190
Air Freight - 0.01%
ExpressJet Holdings, Inc. * (a)	30,300	176,952
Aluminum - 0.18%
Alcoa, Inc.	79,700	2,701,830
Apparel & Textiles - 1.19%
Coach, Inc. *	37,600	1,881,880
Columbia Sportswear Company	14,500	903,495
Deckers Outdoor Corp. *	2,400	170,448
Jones Apparel Group, Inc.	44,200	1,358,266
Kellwood Company	27,600	809,508
K-Swiss, Inc., Class A	18,100	489,062
Liz Claiborne, Inc.	62,000	2,656,700
Mohawk Industries, Inc. * (a)	13,800	1,132,290
NIKE, Inc., Class B	22,000	2,337,720
Oakley, Inc.	11,100	223,554
Oxford Industries, Inc.	3,000	148,320
Polo Ralph Lauren Corp., Class A	1,700	149,855

The accompanying notes are an integral part of the financial statements.
411

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Timberland Company, Class A *	28,200	$734,046
VF Corp.	57,300	4,734,126
Wolverine World Wide, Inc.	12,800	365,696

		18,094,966
Auto Parts - 0.70%
American Axle & Manufacturing Holdings, Inc. (a)	27,600	754,860
ArvinMeritor, Inc. (a)	43,500	793,875
AutoZone, Inc. *	37,400	4,792,436
Genuine Parts Company	40,100	1,964,900
Johnson Controls, Inc.	18,000	1,703,160
Keystone Automotive Industries, Inc. *	7,500	252,750
TRW Automotive Holdings Corp. *	8,800	306,416

		10,568,397
Auto Services - 0.22%
AutoNation, Inc. *	122,300	2,597,652
Avis Budget Group, Inc. *	11,790	322,103
Copart, Inc. *	12,000	336,120
Lithia Motors, Inc., Class A	5,000	137,050

		3,392,925
Automobiles - 1.51%
Ford Motor Company (a)	794,500	6,268,605
General Motors Corp. (a)	346,200	10,607,568
PACCAR, Inc.	81,650	5,993,110

		22,869,283
Banking - 2.00%
1st Source Corp.	660	17,272
Anchor BanCorp Wisconsin, Inc.	5,500	155,925
Bank of America Corp.	285,600	14,571,312
BankUnited Financial Corp., Class A	9,400	199,374
BB&T Corp.	7,300	299,446
City Bank, Lynnwood, WA	1,500	48,165
Comerica, Inc.	42,700	2,524,424
First Horizon National Corp. (a)	9,800	406,994
Hancock Holding Company	4,600	202,308
ITLA Capital Corp.	2,400	124,848
National City Corp.	303,900	11,320,275
TD Banknorth, Inc.	5,600	180,096
Whitney Holding Corp.	4,700	143,726
Wilmington Trust Corp.	6,200	261,454

		30,455,619
Biotechnology - 0.11%
Applera Corp.	49,800	1,472,586
Techne Corp. *	2,900	165,590

		1,638,176
Broadcasting - 0.44%
CBS Corp., Class B	61,300	1,875,167
News Corp., Class A	205,400	4,748,848

		6,624,015
Building Materials & Construction - 0.39%
American Standard Companies, Inc.	51,200	2,714,624

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
Dycom Industries, Inc. *	5,000	$130,300
EMCOR Group, Inc. *	24,400	1,439,112
Masco Corp.	53,100	1,454,940
NCI Building Systems, Inc. *	4,400	210,056
Perini Corp. *	1,200	44,232

		5,993,264
Business Services - 1.87%
Affiliated Computer Services, Inc., Class A *	51,000	3,002,880
Computer Sciences Corp. * (a)	59,000	3,075,670
Convergys Corp. *	22,000	559,020
Deluxe Corp.	23,700	794,661
FactSet Research Systems, Inc.	22,600	1,420,410
First Data Corp.	122,800	3,303,320
Fiserv, Inc. *	49,100	2,605,246
Forrester Research, Inc. *	5,800	164,488
H & R Block, Inc.	12,000	252,480
Manpower, Inc.	46,700	3,445,059
Moody's Corp.	77,800	4,828,268
MPS Group, Inc. *	36,300	513,645
On Assignment, Inc. *	14,500	179,945
Paxar Corp. *	3,500	100,450
Pitney Bowes, Inc.	56,900	2,582,691
Pre-Paid Legal Services, Inc. *	1,500	75,165
Robert Half International, Inc.	30,800	1,139,908
Scansource, Inc. *	4,300	115,412
Total Systems Services, Inc.	4,900	156,065
Tyler Technologies, Inc. *	3,000	38,100

		28,352,883
Cable and Television - 1.03%
Comcast Corp., Class A *	377,600	9,798,720
DIRECTV Group, Inc. *	97,600	2,251,632
Time Warner, Inc.	185,900	3,665,948

		15,716,300
Cellular Communications - 0.05%
Telephone & Data Systems, Inc.	11,700	697,554
Chemicals - 0.59%
A. Schulman, Inc.	3,900	91,884
Air Products & Chemicals, Inc.	16,400	1,212,944
Albemarle Corp.	3,400	140,556
E.I. Du Pont De Nemours & Company	59,200	2,926,256
Eastman Chemical Company	4,700	297,651
Georgia Gulf Corp.	28,700	465,227
H.B. Fuller Company	17,000	463,590
Hercules, Inc. *	18,700	365,398
PolyOne Corp. *	19,400	118,340
PPG Industries, Inc.	37,500	2,636,625
Sensient Technologies Corp.	9,900	255,222

		8,973,693

The accompanying notes are an integral part of the financial statements.
412

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Colleges & Universities - 0.21%
Career Education Corp. *	19,700	$600,850
Corinthian Colleges, Inc. *	26,900	369,875
ITT Educational Services, Inc. *	27,700	2,257,273

		3,227,998
Commercial Services - 0.02%
PeopleSupport, Inc. * (a)	20,300	232,435
Vertrue, Inc. *	800	38,488

		270,923
Computers & Business Equipment - 4.24%
Benchmark Electronics, Inc. *	12,600	260,316
CDW Corp.	42,100	2,586,203
Cisco Systems, Inc. *	521,200	13,306,236
Cognizant Technology Solutions Corp.,
Class A *	26,500	2,339,155
Dell, Inc. *	916,900	21,281,249
Diebold, Inc.	3,100	147,901
Hewlett-Packard Company	32,600	1,308,564
Ingram Micro, Inc., Class A *	70,600	1,363,286
International Business Machines Corp.	140,100	13,205,826
Lexmark International, Inc. * (a)	109,300	6,389,678
Network Appliance, Inc. *	10,900	398,068
Tech Data Corp. *	38,000	1,360,780
Western Digital Corp. *	27,100	455,551

		64,402,813
Construction Materials - 0.16%
Ameron International Corp.	1,600	105,376
Comfort Systems USA, Inc.	5,500	65,890
Sherwin-Williams Company	29,100	1,921,764
Universal Forest Products, Inc.	7,100	351,805

		2,444,835
Containers & Glass - 0.18%
Bemis Company, Inc.	22,400	747,936
Greif, Inc., Class A	3,900	433,329
Pactiv Corp. *	25,600	863,744
Sonoco Products Company	19,800	744,084

		2,789,093
Correctional Facilities - 0.01%
The Geo Group, Inc. *	3,300	149,556
Cosmetics & Toiletries - 1.22%
Alberto-Culver Company	30,500	697,840
Avon Products, Inc.	82,000	3,055,320
Chattem, Inc. *	2,700	159,138
Colgate-Palmolive Company	37,000	2,471,230
Estee Lauder Companies, Inc., Class A	55,900	2,730,715
International Flavors & Fragrances, Inc.	29,600	1,397,712
Kimberly-Clark Corp.	117,000	8,013,330

		18,525,285
Crude Petroleum & Natural Gas - 0.59%
Apache Corp.	17,700	1,251,390
Devon Energy Corp.	19,700	1,363,634
U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Harvest Natural Resources, Inc. *	14,700	$143,178
Marathon Oil Corp.	16,200	1,601,046
Occidental Petroleum Corp.	93,500	4,610,485

		8,969,733
Drugs & Health Care - 0.03%
Molina Healthcare, Inc. *	15,100	461,909
Electrical Equipment - 0.76%
Anixter International, Inc. *	4,000	263,760
Baldor Electric Company	3,500	132,090
Emerson Electric Company	188,200	8,109,538
FLIR Systems, Inc. * (a)	14,000	499,380
Genlyte Group, Inc. *	11,900	839,545
Littelfuse, Inc. *	4,400	178,640
Molex, Inc.	26,600	750,120
Tektronix, Inc.	15,400	433,664
Varian, Inc. *	5,700	332,082

		11,538,819
Electrical Utilities - 0.34%
American Electric Power Company, Inc.	15,500	755,625
CenterPoint Energy, Inc. (a)	8,200	147,108
Entergy Corp.	14,700	1,542,324
Great Plains Energy, Inc.	9,300	301,785
NSTAR	11,800	414,416
The AES Corp. *	72,600	1,562,352
Xcel Energy, Inc. (a)	17,900	441,951

		5,165,561
Electronics - 0.09%
Amphenol Corp., Class A	8,500	548,845
Cubic Corp.	2,200	47,608
Imation Corp.	5,100	205,938
Rogers Corp. *	4,300	190,705
Technitrol, Inc.	7,800	204,282
Teleflex, Inc.	2,100	142,947

		1,340,325
Energy - 0.01%
Energen Corp.	2,900	147,581
Financial Services - 4.89%
A.G. Edwards, Inc.	9,500	657,210
Bear Stearns Companies, Inc.	12,200	1,834,270
CIT Group, Inc.	400	21,168
Citigroup, Inc.	431,800	22,168,612
Countrywide Financial Corp.	35,600	1,197,584
Credit Acceptance Corp. * (a)	700	19,033
Federal Home Loan Mortgage Corp.	57,800	3,438,522
Federal National Mortgage Association	357,200	19,495,976
Goldman Sachs Group, Inc.	19,800	4,091,274
Investors Financial Services Corp.	11,300	657,095
Jefferies Group, Inc.	24,400	706,380
JP Morgan Chase & Company	127,300	6,158,774

The accompanying notes are an integral part of the financial statements.
413

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Knight Capital Group, Inc. *	13,300	$210,672
Mellon Financial Corp.	3,300	142,362
Merrill Lynch & Company, Inc.	1,700	138,839
MoneyGram International, Inc.	35,500	985,480
Morgan Stanley	72,600	5,717,976
PNC Financial Services Group, Inc.	1,900	136,743
Raymond James Financial, Inc.	29,550	879,408
SEI Investments Company	30,600	1,843,038
Student Loan Corp.	1,100	204,512
SWS Group, Inc.	3,750	93,037
T. Rowe Price Group, Inc. (c)	15,400	726,726
The First Marblehead Corp. (a)	7,100	318,719
Waddell & Reed Financial, Inc., Class A	5,900	137,588
Washington Mutual, Inc.	50,100	2,023,038
World Acceptance Corp. *	8,300	331,585

		74,335,621
Food & Beverages - 2.77%
Campbell Soup Company	36,800	1,433,360
Coca-Cola Enterprises, Inc.	25,600	518,400
ConAgra Foods, Inc.	97,700	2,433,707
Corn Products International, Inc.	10,100	359,459
Dean Foods Company *	34,200	1,598,508
General Mills, Inc.	30,200	1,758,244
H.J. Heinz Company	66,600	3,138,192
Hormel Foods Corp.	30,500	1,134,295
Kraft Foods, Inc., Class A (a)	193,800	6,135,708
McCormick & Company, Inc.	34,300	1,321,236
Pepsi Bottling Group, Inc.	77,200	2,461,908
Performance Food Group Company *	26,300	811,881
Ralcorp Holdings, Inc. *	2,700	173,610
Sara Lee Corp.	92,500	1,565,100
Sysco Corp.	124,200	4,201,686
The Coca-Cola Company	206,800	9,926,400
The J.M. Smucker Company	3,300	175,956
Tyson Foods, Inc., Class A	151,300	2,936,733

		42,084,383
Furniture & Fixtures - 0.23%
American Woodmark Corp. (a)	8,000	294,080
Ethan Allen Interiors, Inc. (a)	25,900	915,306
Furniture Brands International, Inc. (a)	43,100	680,118
Kimball International, Inc., Class B	2,100	40,488
La-Z-Boy, Inc. (a)	20,300	251,314
Leggett & Platt, Inc.	55,400	1,255,918

		3,437,224
Gas & Pipeline Utilities - 0.01%
NiSource, Inc.	5,900	144,196
Healthcare Products - 3.93%
Baxter International, Inc.	42,700	2,249,009
Beckman Coulter, Inc.	11,000	702,790
Becton, Dickinson & Company	60,100	4,621,089
Biomet, Inc.	49,600	2,107,504

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
C.R. Bard, Inc.	15,400	$1,224,454
DENTSPLY International, Inc.	24,200	792,550
IDEXX Laboratories, Inc. *	8,100	709,803
Johnson & Johnson	604,400	36,421,144
Patterson Companies, Inc. *	24,800	880,152
Respironics, Inc. *	3,000	125,970
Stryker Corp.	58,900	3,906,248
USANA Health Sciences, Inc. * (a)	4,600	215,602
Zimmer Holdings, Inc. *	67,100	5,731,011

		59,687,326
Healthcare Services - 3.65%
AMERIGROUP Corp. *	11,200	340,480
Apria Healthcare Group, Inc. *	18,300	590,175
Cardinal Health, Inc.	184,800	13,481,160
Covance, Inc. *	4,300	255,162
Express Scripts, Inc. *	92,500	7,466,600
Health Net, Inc. *	10,600	570,386
Kindred Healthcare, Inc. *	15,800	517,924
Laboratory Corp. of America Holdings *	12,100	878,823
Lincare Holdings, Inc. *	50,700	1,858,155
McKesson Corp.	201,300	11,784,102
Quest Diagnostics, Inc.	121,500	6,059,205
UnitedHealth Group, Inc.	220,600	11,685,182

		55,487,354
Holdings Companies/Conglomerates - 0.14%
Textron, Inc.	17,900	1,607,420
United Industrial Corp. (a)	8,400	463,680

		2,071,100
Homebuilders - 0.58%
Beazer Homes USA, Inc.	11,200	325,136
Centex Corp.	21,500	898,270
D.R. Horton, Inc.	38,500	847,000
Hovnanian Enterprises, Inc., Class A * (a)	4,000	100,640
KB Home (a)	11,700	499,239
Lennar Corp., Class A	20,800	877,968
M.D.C. Holdings, Inc.	7,000	336,490
M/I Homes, Inc. (a)	34,900	926,595
Meritage Homes Corp. *	2,800	89,936
NVR, Inc. * (a)	1,800	1,197,000
Pulte Homes, Inc.	46,900	1,240,974
Ryland Group, Inc. (a)	14,400	607,536
Standard Pacific Corp. (a)	25,000	521,750
Toll Brothers, Inc. *	15,000	410,700

		8,879,234
Hotels & Restaurants - 1.88%
Applebee's International, Inc.	55,100	1,365,378
Brinker International, Inc.	54,650	1,787,055
CBRL Group, Inc.	24,900	1,152,870
Choice Hotels International, Inc.	14,200	503,106
CKE Restaurants, Inc.	7,400	139,564
Darden Restaurants, Inc.	3,500	144,165

The accompanying notes are an integral part of the financial statements.
414

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Jack in the Box, Inc. *	24,200	$1,672,946
Marriott International, Inc., Class A	44,300	2,168,928
McDonald's Corp.	72,100	3,248,105
Papa Johns International, Inc. *	35,200	1,034,880
Ruby Tuesday, Inc.	26,300	752,180
Starbucks Corp. *	390,300	12,239,808
Yum! Brands, Inc.	40,600	2,345,056

		28,554,041
Household Appliances - 0.14%
The Toro Company	3,000	153,720
Whirlpool Corp.	22,600	1,918,966

		2,072,686
Household Products - 0.39%
Blyth, Inc.	33,500	707,185
Energizer Holdings, Inc. *	15,600	1,331,148
Newell Rubbermaid, Inc.	66,800	2,076,812
Select Comfort Corp. * (a)	30,050	534,890
Tempur-Pedic International, Inc.	5,300	137,747
The Clorox Company	17,500	1,114,575
Tupperware Brands Corp.	2,700	67,311

		5,969,668
Industrial Machinery - 0.85%
AGCO Corp. *	29,700	1,098,009
Caterpillar, Inc.	18,600	1,246,758
Cummins, Inc.	9,500	1,374,840
Deere & Company	19,900	2,161,936
Graco, Inc.	14,000	548,240
Lincoln Electric Holdings, Inc.	21,100	1,256,716
Middleby Corp. *	1,700	224,128
NACCO Industries, Inc., Class A	2,300	316,043
Parker-Hannifin Corp.	10,500	906,255
Tennant Company	5,200	163,748
Valmont Industries, Inc.	3,800	219,754
W.W. Grainger, Inc.	44,000	3,398,560

		12,914,987
Industrials - 0.12%
Crane Company	24,200	978,164
Fastenal Company (a)	20,900	732,545
Lawson Products, Inc.	1,400	53,032

		1,763,741
Insurance - 4.94%
AFLAC, Inc.	238,000	11,200,280
Allstate Corp.	175,300	10,528,518
Ambac Financial Group, Inc.	55,700	4,811,923
American Financial Group, Inc.	25,150	856,106
Aon Corp.	33,000	1,252,680
Brown & Brown, Inc. (a)	59,600	1,612,180
Chubb Corp.	53,300	2,754,011
CIGNA Corp.	6,200	884,492
Cincinnati Financial Corp.	7,900	334,960

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
CNA Surety Corp. *	1,400	$29,540
Commerce Group, Inc.	29,500	886,180
Erie Indemnity Company., Class A	6,100	321,897
First American Corp.	28,700	1,455,664
Hanover Insurance Group, Inc.	8,300	382,796
Harleysville Group, Inc.	3,500	113,715
LandAmerica Financial Group, Inc. (a)	15,000	1,108,650
Lincoln National Corp.	35,285	2,391,970
Markel Corp. *	800	387,864
MBIA, Inc.	30,600	2,003,994
MGIC Investment Corp.	48,100	2,834,052
National Western Life Insurance Company,
Class A *	800	195,840
Nationwide Financial Services, Inc., Class A	11,100	597,846
Old Republic International Corp.	93,825	2,075,409
Philadelphia Consolidated Holding Corp. *	6,000	263,940
PMI Group, Inc.	72,300	3,269,406
Presidential Life Corp.	9,000	177,480
Progressive Corp.	214,800	4,686,936
Protective Life Corp.	23,500	1,034,940
Radian Group, Inc.	26,600	1,459,808
Reinsurance Group of America, Inc.	4,600	265,512
SAFECO Corp.	14,900	989,807
Stancorp Financial Group, Inc.	4,000	196,680
Stewart Information Services Corp.	11,200	468,048
The Travelers Companies, Inc.	41,800	2,163,986
Torchmark Corp.	88,500	5,804,715
Transatlantic Holdings, Inc.	6,600	429,792
Triad Guaranty, Inc. * (a)	11,000	455,510
Universal American Financial Corp. *	2,100	40,698
UnumProvident Corp. (a)	102,900	2,369,787
W.R. Berkley Corp.	60,300	1,997,136

		75,094,748
International Oil - 8.21%
Anadarko Petroleum Corp.	135,200	5,810,896
Chevron Corp.	153,000	11,315,880
ConocoPhillips	33,900	2,317,065
Exxon Mobil Corp.	1,395,800	105,313,110

		124,756,951
Internet Software - 0.02%
WebEx Communications, Inc. *	3,300	187,638
WebMethods, Inc. *	23,100	166,089

		353,727
Leisure Time - 0.71%
International Game Technology	99,500	4,017,810
Polaris Industries, Inc. (a)	6,700	321,466
Walt Disney Company	188,600	6,493,498

		10,832,774
Life Sciences - 0.11%
Pharmaceutical Product Development, Inc.	15,400	518,826

The accompanying notes are an integral part of the financial statements.
415

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences (continued)
Waters Corp. *	21,100	$1,223,800

		1,742,626
Liquor - 0.96%
Anheuser-Busch Companies, Inc.	277,700	14,012,742
Brown Forman Corp., Class B	9,800	642,488

		14,655,230
Manufacturing - 2.55%
Acuity Brands, Inc.	14,000	762,160
Carlisle Companies, Inc.	16,200	695,466
Danaher Corp.	148,000	10,574,600
Eaton Corp.	34,000	2,841,040
Harley-Davidson, Inc. (a)	175,400	10,304,750
Illinois Tool Works, Inc.	231,300	11,935,080
Kaydon Corp. (a)	11,600	493,696
Nordson Corp.	12,500	580,750
Rockwell Automation, Inc.	9,400	562,778

		38,750,320
Medical-Hospitals - 0.11%
Manor Care, Inc.	15,500	842,580
Universal Health Services, Inc., Class B	15,400	881,804

		1,724,384
Metal & Metal Products - 0.24%
Commercial Metals Company	14,500	454,575
Metal Management, Inc.	11,000	508,200
Mueller Industries, Inc.	19,100	574,910
Reliance Steel & Aluminum Company	21,700	1,050,280
Southern Copper Corp. (a)	12,600	902,916
Timken Company	7,000	212,170

		3,703,051
Mining - 0.01%
AMCOL International Corp.	5,300	157,145
Mobile Homes - 0.16%
Thor Industries, Inc. (a)	44,300	1,744,977
Winnebago Industries, Inc. (a)	20,900	702,867

		2,447,844
Office Furnishings & Supplies - 0.18%
Avery Dennison Corp.	19,700	1,265,922
HNI Corp.	3,600	165,348
IKON Office Solutions, Inc. (a)	42,600	612,162
Office Depot, Inc. *	15,200	534,128
OfficeMax, Inc.	2,800	147,672

		2,725,232
Paper - 0.06%
International Paper Company (a)	26,000	946,400
Pharmaceuticals - 11.83%
Abbott Laboratories	143,700	8,018,460
AmerisourceBergen Corp.	179,900	9,489,725
Barr Pharmaceuticals, Inc. *	23,900	1,107,765
Bristol-Myers Squibb Company	95,800	2,659,408

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Forest Laboratories, Inc. *	344,500	$17,721,080
King Pharmaceuticals, Inc. *	72,200	1,420,174
Medicis Pharmaceutical Corp., Class A	3,500	107,870
Merck & Company, Inc.	1,552,900	68,591,593
Pfizer, Inc.	2,774,700	70,088,922
Schering-Plough Corp.	24,000	612,240

		179,817,237
Plastics - 0.01%
Spartech Corp.	6,100	178,974
Publishing - 0.72%
Consolidated Graphics, Inc. *	2,700	199,935
Gannett Company, Inc.	136,200	7,666,698
McGraw-Hill Companies, Inc.	22,000	1,383,360
Tribune Company	38,500	1,236,235
Valassis Communications, Inc. *	23,100	397,089

		10,883,317
Railroads & Equipment - 0.13%
Burlington Northern Santa Fe Corp.	11,100	892,773
CSX Corp.	14,400	576,720
Norfolk Southern Corp.	10,900	551,540

		2,021,033
Real Estate - 0.11%
American Home Mortgage Investment Corp.,
REIT (a)	8,400	226,716
Annaly Capital Management, Inc., REIT	20,100	311,148
Impac Mortgage Holdings, Inc., REIT (a)	17,600	88,000
iStar Financial, Inc., REIT	11,600	543,228
New Century Financial Corp., REIT (a)	13,300	14,098
Newcastle Investment Corp., REIT	6,800	188,564
Redwood Trust, Inc., REIT	6,800	354,824

		1,726,578
Retail Grocery - 1.09%
Ingles Markets, Inc.	6,300	257,292
Nash-Finch Company (a)	6,800	234,328
Ruddick Corp.	6,200	186,496
Safeway, Inc.	158,000	5,789,120
Smart & Final, Inc. *	3,800	82,726
SUPERVALU, Inc.	27,779	1,085,326
The Kroger Company	316,300	8,935,475

		16,570,763
Retail Trade - 13.00%
Aeropostale, Inc. *	8,300	333,909
American Eagle Outfitters, Inc.	76,400	2,291,236
Bed Bath & Beyond, Inc. *	135,400	5,439,018
Best Buy Company, Inc.	34,600	1,685,712
CarMax, Inc. *	5,600	137,424
Costco Wholesale Corp.	103,400	5,567,056
CVS/Caremark Corp.	31,229	1,066,158
Dollar General Corp.	29,100	615,465
Dollar Tree Stores, Inc. *	34,800	1,330,752

The accompanying notes are an integral part of the financial statements.
416

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Family Dollar Stores, Inc.	63,500	$1,880,870
First Cash Financial Services, Inc. *	15,300	340,884
Foot Locker, Inc.	6,300	148,365
Fossil, Inc. *	34,600	915,862
Gap, Inc.	81,400	1,400,894
Home Depot, Inc.	1,223,200	44,940,368
Kohl's Corp. *	208,900	16,003,829
Limited Brands, Inc.	72,400	1,886,744
Lowe's Companies, Inc.	997,600	31,414,424
NBTY, Inc. *	31,300	1,660,152
Rent-A-Center, Inc. *	5,500	153,890
Rite Aid Corp. *	23,800	137,326
Ross Stores, Inc.	20,200	694,880
Sonic Automotive, Inc.	6,800	193,800
Staples, Inc.	257,300	6,648,632
Steven Madden, Ltd. *	6,750	197,100
Talbots, Inc.	2,400	56,688
Target Corp.	39,900	2,364,474
The TJX Companies, Inc.	51,400	1,385,744
United Rentals, Inc. * (a)	21,100	580,250
Walgreen Company	90,100	4,134,689
Wal-Mart Stores, Inc.	1,319,800	61,964,610

		197,571,205
Sanitary Services - 0.33%
Ecolab, Inc.	52,200	2,244,600
Waste Management, Inc.	78,500	2,701,185

		4,945,785
Semiconductors - 0.36%
Intel Corp.	244,100	4,669,633
Novellus Systems, Inc. * (a)	23,500	752,470

		5,422,103
Software - 1.51%
BEA Systems, Inc. *	50,800	588,772
BMC Software, Inc. *	22,600	695,854
Citrix Systems, Inc. *	36,700	1,175,501
Intuit, Inc. *	125,400	3,430,944
Macrovision Corp. *	4,600	115,230
Microsoft Corp.	331,000	9,224,970
Oracle Corp. *	421,500	7,641,795

		22,873,066
Steel - 0.14%
Ryerson, Inc.	4,200	166,404
United States Steel Corp.	19,100	1,894,147

		2,060,551
Telecommunications Equipment &
Services - 1.34%
Polycom, Inc. *	22,600	753,258
QUALCOMM, Inc.	93,800	4,001,508
Verizon Communications, Inc.	409,700	15,535,824

		20,290,590

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone - 2.69%
AT&T, Inc.	987,505	$38,937,322
CenturyTel, Inc.	41,900	1,893,461

		40,830,783
Tires & Rubber - 0.08%
Goodyear Tire & Rubber Company *	38,300	1,194,577
Tobacco - 0.36%
Altria Group, Inc.	1,700	149,277
Reynolds American, Inc. (a)	19,300	1,204,513
Universal Corp.	6,900	423,315
UST, Inc. (a)	62,700	3,635,346

		5,412,451
Toys, Amusements & Sporting Goods - 0.19%
Hasbro, Inc. (a)	9,700	277,614
Mattel, Inc.	94,200	2,597,094

		2,874,708
Transportation - 0.66%
C.H. Robinson Worldwide, Inc.	94,300	4,502,825
Expeditors International of Washington, Inc.	113,000	4,669,160
Overseas Shipholding Group, Inc.	11,000	688,600
Saia, Inc. *	9,400	223,250

		10,083,835
Travel Services - 0.06%
Sabre Holdings Corp.	27,500	900,625
Trucking & Freight - 1.66%
Arkansas Best Corp.	22,900	814,095
EGL, Inc. *	11,100	439,893
FedEx Corp.	183,200	19,681,176
Forward Air Corp.	6,600	217,008
J.B. Hunt Transport Services, Inc.	39,000	1,023,360
Landstar Systems, Inc.	8,800	403,392
Old Dominion Freight Lines, Inc. *	7,200	207,432
Ryder Systems, Inc.	30,600	1,509,804
Swift Transportation, Inc. *	30,900	962,844

		25,259,004

TOTAL COMMON STOCKS (Cost $1,356,925,059)		$1,431,680,626

SHORT TERM INVESTMENTS - 3.06%
State Street Navigator Securities
Lending Prime Portfolio (c)	$46,550,329	$46,550,329

TOTAL SHORT TERM INVESTMENTS
(Cost $46,550,329)		$46,550,329

The accompanying notes are an integral part of the financial statements.
417

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 5.44%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$82,601,652 on 04/02/2007,
collateralized by $84,965,000
Federal National Mortgage
Association, zero coupon due
06/06/2007 (valued at
$84,221,556) (c)	$82,570,000	$82,570,000

TOTAL REPURCHASE AGREEMENTS
(Cost $82,570,000)		$82,570,000

Total Investments (U.S. Multi Sector Trust)
(Cost $1,486,045,388) - 102.72%		$1,560,800,955
Liabilities in Excess of Other Assets - (2.72)%		(41,273,104)

TOTAL NET ASSETS - 100.00%		$1,519,527,851

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 86.83%
Broadcasting - 2.18%
Citadel Broadcasting Corp. (a)	84,770	$806,163
Grupo Televisa SA, SADR	73,480	2,189,704
News Corp., Class A	90,070	2,082,418

		5,078,285
Business Services - 0.25%
R.H. Donnelley Corp. * (a)	8,200	581,298
Cable and Television - 4.07%
Cablevision Systems Corp., Class A *	11,300	343,859
Comcast Corp.,- Special Class A *	81,475	2,075,168
Rogers Communications, Inc., Class B	60,800	1,992,915
Time Warner Cable, Inc. *	97,700	3,660,819
Viacom, Inc. *	34,265	1,408,634

		9,481,395
Cellular Communications - 5.55%
ALLTEL Corp.	12,500	775,000
America Movil SA de CV, Series L	58,960	2,817,699
Cellcom Israel, Ltd. * (a)	172,130	3,139,651
Dobson Communications Corp., Class A * (a)	219,400	1,884,646
Hutchison Telecommunications
International, Ltd. *	392,000	793,652
Leap Wireless International, Inc. *	3,400	224,332
Mobile Telesystems	2,000	111,920
Tim Participacoes SA *	48,200	1,565,536
Turkcell Iletisim Hizmetleri AS	314,500	1,605,284

		12,917,720
Crude Petroleum & Natural Gas - 2.54%
Apache Corp.	16,000	1,131,200
Devon Energy Corp.	11,700	809,874

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Gaz de France	28,500	$1,324,147
Occidental Petroleum Corp.	6,900	340,239
Ultra Petroleum Corp. * (a)	24,100	1,280,433
Venoco, Inc. * (a)	56,780	1,014,091

		5,899,984
Electrical Utilities - 30.87%
AES Tiete SA	51,422,200	1,623,333
American Electric Power Company, Inc.	119,100	5,806,125
CMS Energy Corp. (a)	236,900	4,216,820
Constellation Energy Group, Inc.	72,301	6,286,572
Dominion Resources, Inc.	31,700	2,814,009
DPL, Inc. (a)	89,900	2,794,991
DTE Energy Company	19,200	919,680
Dynegy, Inc., Class A *	166,600	1,542,716
E.ON AG	42,900	5,839,576
Edison International	88,460	4,346,040
Enersis SA, ADR	136,970	2,231,241
Entergy Corp.	13,400	1,405,928
Exelon Corp.	24,920	1,712,253
FirstEnergy Corp.	30,900	2,046,816
FPL Group, Inc.	78,830	4,822,031
Iberdrola SA (a)	53,300	2,522,722
International Power PLC	281,920	2,200,358
Mirant Corp. *	117,100	4,737,866
Pepco Holdings, Inc.	39,900	1,157,898
Portland General Electric Company (a)	2,900	84,680
Public Service Enterprise Group, Inc.	78,500	6,518,640
Red Electrica De Espana (a)	71,200	3,358,513
Scottish Power PLC (a)	49,800	784,231
The AES Corp. *	65,160	1,402,243
Unified Energy Systems of Russia	4,700	640,375

		71,815,657
Energy - 6.70%
Covanta Holding Corp. * (a)	61,910	1,373,164
NRG Energy, Inc. * (a)	145,640	10,491,905
RWE AG	33,140	3,509,817
TXU Corp.	3,500	224,350

		15,599,236
Gas & Pipeline Utilities - 11.00%
AGL Resources, Inc.	53,210	2,273,131
El Paso Corp.	119,600	1,730,612
Enagas (a)	180,261	4,662,510
Equitable Resources, Inc.	121,000	5,846,720
Questar Corp.	18,060	1,611,133
Spectra Energy Corp.	83,200	2,185,664
Williams Companies, Inc.	255,911	7,283,227

		25,592,997
International Oil - 2.59%
Noble Corp.	29,060	2,286,441
Talisman Energy, Inc.	125,600	2,207,178

The accompanying notes are an integral part of the financial statements.
418

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Total SA	21,800	$1,529,198

		6,022,817
Petroleum Services - 1.93%
GlobalSantaFe Corp.	61,160	3,772,349
Schlumberger, Ltd.	10,300	711,730

		4,484,079
Sanitary Services - 0.39%
Veolia Environnement SA	12,050	896,999
Telecommunications Equipment &
Services - 12.88%
American Tower Corp., Class A *	2,900	112,955
Citizens Communications Company	53,300	796,835
Embarq Corp.	49,100	2,766,785
Fairpoint Communications, Inc. (a)	16,300	313,123
France Telecom SA	33,560	887,340
Hellenic Telecommunications Organization SA *	33,500	917,564
Iliad SA *	1,100	114,646
Koninklijke (Royal) KPN NV	28,600	445,991
Neuf Cegetel *	14,410	539,807
Orascom Telecom Holding SAE	31,300	2,128,400
Pakistan Telecommunication Company, Ltd.	116,000	90,197
Singapore Telecommunications, Ltd.	541,200	1,169,815
Telecom Argentina SA, ADR, B Shares * (a)	49,000	1,045,660
Telefonica SA (a)	146,100	3,224,005
Telekom Austria AG	61,500	1,538,901
Telenor ASA (a)	175,400	3,116,478
Telus Corp. - Non Voting Shares	91,370	4,566,519
Verizon Communications, Inc.	90,500	3,431,760
Vodafone Group PLC	1,036,100	2,763,537

		29,970,318
Telephone - 5.88%
AT&T, Inc.	177,700	7,006,711
Qwest Communications International, Inc. * (a)	439,500	3,951,105
Telecom Egypt	9,250	129,500
Windstream Corp.	176,868	2,598,191

		13,685,507

TOTAL COMMON STOCKS (Cost $163,300,203)		$202,026,292

PREFERRED STOCKS - 6.48%
Cable and Television - 0.51%
NET Servicos de Comunicacao SA *	87,500	1,184,798
Electrical Utilities - 3.56%
Eletropaulo Metropolitana de Sao Paulo SA *	45,190,000	2,106,965
Entergy Corp. * (a)	94,880	6,166,251

		8,273,216
Energy - 1.91%
NRG Energy, Inc. *	10,700	3,472,150
PNM Resources, Inc. *	18,100	977,038

		4,449,188

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Gas & Pipeline Utilities - 0.50%
El Paso Corp. *	920	$1,166,445

TOTAL PREFERRED STOCKS (Cost $12,540,544)		$15,073,647

CORPORATE BONDS - 1.33%
Electrical Utilities - 0.05%
Beaver Valley Funding Corp.
9.00% due 06/01/2017	$102,000	116,025
Energy - 0.59%
Covanta Holding Corp.
1.00% due 02/01/2027	163,000	160,180
Mirant North America LLC
7.375% due 12/31/2013	500,000	512,500
TXU Energy Company, LLC
7.00% due 03/15/2013	670,000	696,291

		1,368,971
Petroleum Services - 0.12%
Transocean, Inc.
1.50% due 05/15/2021 (a)	240,000	280,800
Telecommunications Equipment &
Services - 0.57%
Embarq Corp.
7.082% due 06/01/2016	1,300,000	1,325,409

TOTAL CORPORATE BONDS (Cost $3,103,721)		$3,091,205

SHORT TERM INVESTMENTS - 18.01%
Fairway Finance Corp.
5.41% due 04/02/2007	$3,245,000	$3,244,512
State Street Navigator Securities Lending
Prime Portfolio (c)	29,333,148	29,333,148
Thunder Bay Funding, Inc.
5.40% due 04/02/2007	9,327,000	9,325,601

TOTAL SHORT TERM INVESTMENTS
(Cost $41,903,261)		$41,903,261

Total Investments (Utilities Trust)
(Cost $220,847,729) - 112.65%		$262,094,405
Liabilities in Excess of Other Assets - (12.65)%		(29,425,564)

TOTAL NET ASSETS - 100.00%		$232,668,841

Value & Restructuring Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.37%
Aerospace - 2.79%
Empresa Brasileira de Aeronautica SA, ADR	122,695	$5,626,793
United Technologies Corp.	70,445	4,578,925

		10,205,718
Air Travel - 2.82%
Copa Holdings SA, Class A	102,483	5,276,850

The accompanying notes are an integral part of the financial statements.
419

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Travel (continued)
Gol Linhas Aereas Inteligentes SA, ADR (a)	165,709	$5,042,525

		10,319,375
Broadcasting - 1.85%
CBS Corp., Class B	117,383	3,590,746
XM Satellite Radio Holdings, Inc., Class A * (a)	247,041	3,191,770

		6,782,516
Building Materials & Construction - 0.59%
Eagle Materials, Inc.	48,340	2,157,414
Business Services - 0.61%
MasterCard, Inc., Class A	21,027	2,233,908
Cable and Television - 0.95%
EchoStar Communications Corp., Class A *	80,432	3,493,162
Cellular Communications - 3.15%
America Movil SA de CV, Series L	241,246	11,529,146
Chemicals - 3.89%
Celanese Corp., Series A	180,664	5,571,677
Lanxess AG *	59,499	3,068,374
PPG Industries, Inc.	62,532	4,396,625
Tronox, Inc., Class A	83,757	1,206,101

		14,242,777
Coal - 3.67%
Alpha Natural Resources, Inc. *	138,305	2,161,707
CONSOL Energy, Inc.	202,335	7,917,369
Foundation Coal Holdings, Inc.	63,204	2,170,425
International Coal Group, Inc. * (a)	230,825	1,211,831

		13,461,332
Commercial Services - 0.73%
AerCap Holdings NV *	91,970	2,677,247
Computers & Business Equipment - 1.02%
International Business Machines Corp.	39,492	3,722,516
Cosmetics & Toiletries - 1.02%
Avon Products, Inc.	100,302	3,737,252
Crude Petroleum & Natural Gas - 4.67%
Devon Energy Corp.	111,595	7,724,606
Noble Energy, Inc.	93,274	5,563,794
Pinnacle Gas Resources, Inc. *	26,600	292,600
W&T Offshore, Inc.	122,458	3,542,710

		17,123,710
Electrical Utilities - 0.53%
Enel SpA	181,801	1,947,558
Electronics - 0.91%
Harman International Industries, Inc.	34,852	3,348,580
Energy - 0.43%
Rosetta Resources, Inc. *	76,885	1,579,218
Financial Services - 14.18%
Amvescap PLC, ADR	173,049	3,824,383
Capital One Financial Corp.	57,015	4,302,352
CIT Group, Inc.	97,576	5,163,722

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Citigroup, Inc.	109,338	$5,613,413
Federal Home Loan Mortgage Corp.	78,064	4,644,027
JP Morgan Chase & Company	89,893	4,349,023
Lehman Brothers Holdings, Inc.	80,430	5,635,730
MCG Capital Corp.	152,159	2,854,503
Morgan Stanley	96,227	7,578,839
PNC Financial Services Group, Inc.	56,741	4,083,650
Washington Mutual, Inc.	96,690	3,904,342

		51,953,984
Food & Beverages - 2.11%
ConAgra Foods, Inc.	79,923	1,990,882
Dean Foods Company *	110,535	5,166,406
Vintage Wine Trust, Inc.	82,385	556,099

		7,713,387
Furniture & Fixtures - 0.93%
Leggett & Platt, Inc.	150,405	3,409,681
Gas & Pipeline Utilities - 1.66%
El Paso Corp.	257,493	3,725,924
Spectra Energy Corp.	90,142	2,368,030

		6,093,954
Healthcare Products - 1.40%
Baxter International, Inc.	97,689	5,145,280
Holdings Companies/Conglomerates - 1.48%
Loews Corp.	119,602	5,433,519
Homebuilders - 1.68%
Centex Corp.	147,034	6,143,081
Household Appliances - 2.68%
Black & Decker Corp.	120,536	9,838,148
Household Products - 0.98%
Newell Rubbermaid, Inc.	115,161	3,580,355
Industrial Machinery - 1.31%
AGCO Corp. *	129,553	4,789,574
Insurance - 4.90%
ACE, Ltd.	117,636	6,712,310
Castlepoint Holdings, Ltd.	68,288	1,116,509
Castlepoint Holdings, Ltd. *	10,000	163,500
Genworth Financial, Inc.	48,883	1,707,972
Marsh & McLennan Companies, Inc.	31,120	911,505
MetLife, Inc.	86,867	5,485,651
People's Choice *	109,656	164,484
Primus Guaranty, Ltd. * (a)	136,340	1,676,982

		17,938,913
International Oil - 6.77%
Anadarko Petroleum Corp.	91,534	3,934,131
ConocoPhillips	121,857	8,328,926
Murphy Oil Corp.	64,642	3,451,883
Petroleo Brasileiro SA	91,542	9,109,344

		24,824,284

The accompanying notes are an integral part of the financial statements.
420

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Investment Companies - 0.71%
Apollo Investment Corp.	121,852	$2,607,633
Manufacturing - 2.10%
Rockwell Automation, Inc.	50,883	3,046,365
Tyco International, Ltd.	147,030	4,638,797

		7,685,162
Metal & Metal Products - 1.65%
Southern Copper Corp. (a)	84,227	6,035,707
Mining - 1.27%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	35,000	2,316,650
Grupo Mexico SA	502,000	2,340,485

		4,657,135
Paper - 0.52%
Smurfit-Stone Container Corp. *	170,748	1,922,622
Petroleum Services - 2.79%
PetroHawk Energy Corp. * (a)	179,709	2,366,768
Petroplus Holdings AG *	45,312	3,232,301
Todco, Class A *	114,586	4,621,253

		10,220,322
Pharmaceuticals - 1.91%
AmerisourceBergen Corp.	86,679	4,572,317
Bristol-Myers Squibb Company	87,321	2,424,031

		6,996,348
Railroads & Equipment - 2.17%
Union Pacific Corp.	78,301	7,951,467
Real Estate - 2.00%
DiamondRock Hospitality Company, REIT	165,788	3,149,972
FBR Capital Markets Corp., REIT *	40,000	610,000
Host Hotels & Resorts, Inc., REIT	79,361	2,087,988
Ventas, Inc., REIT	35,171	1,481,754

		7,329,714
Retail Trade - 3.36%
The TJX Companies, Inc.	146,935	3,961,368
United Rentals, Inc. *	191,904	5,277,360
Zale Corp. *	116,787	3,080,841

		12,319,569
Steel - 0.81%
Schnitzer Steel Industries, Inc. (a)	74,086	2,976,035
Telecommunications Equipment &
Services - 1.86%
DataPath, Inc. *	78,000	741,000
Nokia Oyj, SADR *	179,691	4,118,518
Plantronics, Inc.	82,612	1,951,295

		6,810,813
Telephone - 3.80%
Harris Corp.	188,432	9,600,610
Sprint Nextel Corp.	114,469	2,170,332
Windstream Corp.	146,236	2,148,207

		13,919,149

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.90%
Loews Corp. - Carolina Group	92,122	$6,965,344
Transportation - 0.61%
Aries Maritime Transport, Ltd. (a)	55,819	458,274
Arlington Tankers, Ltd. (a)	47,992	1,145,089
Omega Navigation Enterprises, Inc. (a)	39,523	617,745

		2,221,108
Trucking & Freight - 1.20%
Ryder Systems, Inc.	89,249	4,403,546

TOTAL COMMON STOCKS (Cost $314,829,470)		$360,447,263

PREFERRED STOCKS - 1.24%
Chemicals - 0.23%
Celanese Corp. *	20,383	833,155
Financial Services - 1.01%
Ford Motor Company Capital Trust II *	103,899	3,715,428

TOTAL PREFERRED STOCKS (Cost $3,717,368)		$4,548,583

SHORT TERM INVESTMENTS - 4.96%
State Street Navigator Securities
Lending Prime Portfolio (c)	$18,160,150	$18,160,150

TOTAL SHORT TERM INVESTMENTS
(Cost $18,160,150)		$18,160,150

REPURCHASE AGREEMENTS - 0.38%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$1,403,538 on 04/02/2007,
collateralized by $1,470,000 U.S.
Treasury Bills, zero coupon due
09/27/2007 (valued at $1,434,720,
including interest) (c)	$1,403,000	$1,403,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,403,000)		$1,403,000

Total Investments (Value & Restructuring Trust)
(Cost $338,109,988) - 104.95%		$384,558,996
Liabilities in Excess of Other Assets - (4.95)%		(18,133,313)

TOTAL NET ASSETS - 100.00%		$366,425,683

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.07%
Aerospace - 2.64%
Goodrich Corp.	181,510	$9,344,135
Automobiles - 1.01%
Ford Motor Company	453,000	3,574,170

The accompanying notes are an integral part of the financial statements.
421

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking - 4.34%
Hudson City Bancorp, Inc.	624,840	$8,547,811
Northern Trust Corp.	113,720	6,839,121

		15,386,932
Biotechnology - 2.64%
Affymetrix, Inc. *	254,800	7,661,836
Applera Corp.	57,380	1,696,727

		9,358,563
Business Services - 2.19%
Pitney Bowes, Inc.	170,600	7,743,534
Chemicals - 1.42%
Valspar Corp.	180,950	5,035,838
Colleges & Universities - 1.95%
Apollo Group, Inc., Class A *	157,500	6,914,250
Computers & Business Equipment - 5.60%
Diebold, Inc.	238,870	11,396,487
Juniper Networks, Inc. *	430,160	8,465,549

		19,862,036
Containers & Glass - 2.74%
Sealed Air Corp.	307,740	9,724,584
Cosmetics & Toiletries - 5.03%
Estee Lauder Companies, Inc., Class A	180,500	8,817,425
International Flavors & Fragrances, Inc.	190,411	8,991,207

		17,808,632
Electrical Utilities - 5.16%
Constellation Energy Group, Inc.	115,979	10,084,374
Wisconsin Energy Corp.	168,940	8,196,969

		18,281,343
Electronics - 1.51%
Flextronics International, Ltd. *	489,691	5,357,220
Energy - 1.61%
McDermott International, Inc. *	116,690	5,715,476
Financial Services - 8.19%
A.G. Edwards, Inc.	107,440	7,432,699
Amvescap PLC, ADR	312,770	6,912,217
Charles Schwab Corp.	357,240	6,533,920
Lazard, Ltd., Class A	162,390	8,148,730

		29,027,566
Food & Beverages - 2.34%
ConAgra Foods, Inc.	332,880	8,292,041
Gas & Pipeline Utilities - 4.09%
El Paso Corp.	480,700	6,955,729
NiSource, Inc.	308,050	7,528,742

		14,484,471
Healthcare Products - 4.34%
Beckman Coulter, Inc.	146,740	9,375,219
Owens & Minor, Inc.	163,200	5,994,336

		15,369,555

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services - 1.71%
HEALTHSOUTH Corp. *	288,344	$6,058,107
Household Products - 2.13%
Newell Rubbermaid, Inc.	242,390	7,535,905
Industrial Machinery - 1.75%
Cameron International Corp. *	98,900	6,209,931
Insurance - 11.14%
ACE, Ltd.	160,360	9,150,142
Allied World Assurance Holdings, Ltd.	210,430	8,995,882
Aspen Insurance Holdings, Ltd.	274,410	7,192,286
Conseco, Inc. *	263,740	4,562,702
Marsh & McLennan Companies, Inc.	326,540	9,564,357

		39,465,369
International Oil - 2.82%
Hess Corp.	180,050	9,987,373
Internet Retail - 1.22%
Amazon.com, Inc. *	108,830	4,330,346
Investment Companies - 1.24%
Market Vectors Gold Miners ETF *	111,500	4,412,055
Manufacturing - 1.79%
Snap-on, Inc.	132,170	6,357,377
Medical-Hospitals - 0.32%
Tenet Healthcare Corp. *	177,630	1,142,161
Newspapers - 1.75%
Dow Jones & Company, Inc.	179,900	6,201,153
Office Furnishings & Supplies - 2.42%
Office Depot, Inc. *	243,860	8,569,240
Real Estate - 2.74%
KKR Financial Corp., REIT	353,620	9,699,797
Retail Trade - 2.33%
Rite Aid Corp. *	1,430,650	8,254,850
Sanitary Services - 2.32%
Nalco Holding Company	344,671	8,237,637
Semiconductors - 1.10%
Linear Technology Corp.	123,280	3,894,415
Telecommunications Equipment &
Services - 1.93%
Andrew Corp. *	645,530	6,836,163
Telephone - 2.56%
CenturyTel, Inc.	200,940	9,080,479

TOTAL COMMON STOCKS (Cost $291,370,464)		$347,552,704

SHORT TERM INVESTMENTS - 2.20%
Federal Home Loan Bank Discount Notes
zero coupon due 04/02/2007	$7,800,000	$7,798,917

TOTAL SHORT TERM INVESTMENTS
(Cost $7,798,917)		$7,798,917

The accompanying notes are an integral part of the financial statements.
422

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Value Trust)
(Cost $299,169,381) - 100.27%		$355,351,621
Liabilities in Excess of Other Assets - (0.27)%		(969,363)

TOTAL NET ASSETS - 100.00%		$354,382,258

Vista Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.36%
Advertising - 2.19%
Lamar Advertising Company, Class A *	7,500	$472,275
The Interpublic Group of Companies, Inc. * (a)	192,900	2,374,599

		2,846,874
Aerospace - 3.56%
BE Aerospace, Inc. *	146,263	4,636,537
Agriculture - 2.91%
Agrium, Inc.	16,800	643,944
Bunge, Ltd.	7,900	649,538
Monsanto Company	45,500	2,500,680

		3,794,162
Apparel & Textiles - 2.71%
Coach, Inc. *	19,200	960,960
Crocs, Inc. *	12,800	604,800
Guess?, Inc.	31,600	1,279,484
Phillips-Van Heusen Corp.	11,600	682,080

		3,527,324
Auto Services - 0.47%
Hertz Global Holdings, Inc. *	25,697	609,019
Broadcasting - 1.04%
Liberty Global, Inc., Class A * (a)	41,100	1,353,423
Building Materials & Construction - 4.22%
Aker Kvaerner ASA	99,500	2,242,613
Foster Wheeler, Ltd. *	55,722	3,253,608

		5,496,221
Business Services - 2.02%
Alliance Data Systems Corp. *	31,200	1,922,544
Gartner Group, Inc., Class A * (a)	29,300	701,735

		2,624,279
Cellular Communications - 12.84%
America Movil SA de CV, Series L	43,300	2,069,307
Leap Wireless International, Inc. *	68,386	4,512,108
Millicom International Cellular SA *	30,100	2,358,636
NII Holdings, Inc. *	104,800	7,774,064

		16,714,115
Chemicals - 0.54%
Terra Industries, Inc. *	40,000	700,000
Computers & Business Equipment - 3.83%
Apple Computer, Inc. *	27,400	2,545,734
Cognizant Technology Solutions Corp.,
Class A *	13,700	1,209,299
Research In Motion, Ltd. *	4,600	627,854
Sigma Designs, Inc. * (a)	22,800	598,728

		4,981,615

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Correctional Facilities - 0.73%
Corrections Corp. of America *	17,950	$947,940
Electrical Utilities - 2.30%
Allegheny Energy, Inc. *	13,800	678,132
Constellation Energy Group, Inc.	7,600	660,820
Quanta Services, Inc. *	65,635	1,655,315

		2,994,267
Electronics - 3.59%
Thermo Electron Corp. *	100,000	4,675,000
Energy - 1.43%
McDermott International, Inc. *	38,000	1,861,240
Financial Services - 3.75%
Ameriprise Financial, Inc.	41,900	2,394,166
SEI Investments Company	41,200	2,481,476

		4,875,642
Healthcare Products - 1.95%
Zimmer Holdings, Inc. *	29,700	2,536,677
Healthcare Services - 4.76%
Express Scripts, Inc. *	23,700	1,913,064
Laboratory Corp. of America Holdings *	13,600	987,768
Medco Health Solutions, Inc. *	36,100	2,618,333
WellCare Health Plans, Inc. *	8,000	682,000

		6,201,165
Hotels & Restaurants - 0.22%
Home Inns & Hotels Management, Inc., ADR * (a)	7,846	285,124
Household Products - 0.72%
Newell Rubbermaid, Inc.	10,000	310,900
Tempur-Pedic International, Inc.	24,200	628,958

		939,858
Industrial Machinery - 3.64%
AGCO Corp. *	54,300	2,007,471
Cameron International Corp. *	10,500	659,295
Deere & Company	5,800	630,112
Terex Corp. *	10,100	724,776
The Manitowoc Company, Inc.	11,300	717,889

		4,739,543
Internet Service Provider - 1.49%
Cogent Communications Group, Inc. *	27,900	659,277
Equinix, Inc. *	15,000	1,284,450

		1,943,727
Internet Software - 1.71%
Akamai Technologies, Inc. * (a)	25,532	1,274,557
Digital River, Inc. * (a)	17,100	944,775

		2,219,332
Leisure Time - 4.09%
Blockbuster, Inc., Class A * (a)	96,900	624,036
Las Vegas Sands Corp. * (a)	39,400	3,412,434
WMS Industries, Inc. *	32,956	1,293,193

		5,329,663

The accompanying notes are an integral part of the financial statements.
423

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences - 0.49%
Waters Corp. *	11,100	$643,800
Manufacturing - 0.50%
General Cable Corp. *	12,200	651,846
Metal & Metal Products - 5.20%
Precision Castparts Corp.	65,000	6,763,250
Petroleum Services - 2.01%
Acergy SA * (a)	43,700	932,824
Core Laboratories N.V. *	12,023	1,007,888
TETRA Technologies, Inc. *	27,500	679,525

		2,620,237
Pharmaceuticals - 2.35%
Shire PLC	148,200	3,060,187
Real Estate - 1.44%
Digital Realty Trust, Inc., REIT	23,500	937,650
Jones Lang LaSalle, Inc., REIT	9,000	938,520

		1,876,170
Retail Grocery - 0.52%
Safeway, Inc.	18,300	670,512
Retail Trade - 4.16%
Big Lots, Inc. *	31,500	985,320
GameStop Corp., Class A *	95,000	3,094,150
Tiffany & Company	14,400	654,912
Urban Outfitters, Inc. * (a)	25,700	681,307

		5,415,689
Semiconductors - 1.95%
MEMC Electronic Materials, Inc. *	42,000	2,544,360
Software - 1.56%
Activision, Inc. *	54,700	1,036,018
THQ, Inc. *	29,000	991,510

		2,027,528
Steel - 0.56%
Allegheny Technologies, Inc. (a)	6,800	725,492
Telecommunications Equipment &
Services - 5.54%
American Tower Corp., Class A *	39,700	1,546,315
Clearwire Corp., Class A *	11,420	233,767
Polycom, Inc. *	27,800	926,574
SAVVIS, Inc. *	13,900	665,532
SBA Communications Corp. *	129,958	3,840,259

		7,212,447
Tires & Rubber - 0.55%
Goodyear Tire & Rubber Company *	23,000	717,370
Toys, Amusements & Sporting Goods - 2.82%
Nintendo Company, Ltd. (a)	12,600	3,670,735

TOTAL COMMON STOCKS (Cost $106,418,367)		$125,432,370

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 6.62%
State Street Navigator Securities
Lending Prime Portfolio (c)	$8,614,679	$8,614,679

TOTAL SHORT TERM INVESTMENTS
(Cost $8,614,679)		$8,614,679

REPURCHASE AGREEMENTS - 2.25%
Repurchase Agreement with State
Street Corp. dated 03/30/2007 at
4.60% to be repurchased at
$2,930,123 on 04/02/2007,
collateralized by $3,040,000
Federal Home Loan Mortgage
Corp., 5.40% due 03/17/2021
(valued at $2,990,600, including
interest) (c)	$2,929,000	$2,929,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,929,000)		$2,929,000

Total Investments (Vista Trust)
(Cost $117,962,046) - 105.23%		$136,976,049
Liabilities in Excess of Other Assets - (5.23)%		(6,803,360)

TOTAL NET ASSETS - 100.00%		$130,172,689

Footnotes

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
424

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note
(c)	Investment is an affiliate of the Trust's subadvisor or custodian bank
(d)	Principal amount of security is adjusted for inflation
(e)	Security Fair Valued on March 31, 2007
(f)	Term Loan
(g)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
**	Purchased on a forward commitment
***	At March 31, 2007, all or a portion of this security was pledged to cover forward commitments purchased and securities sold short.
****	At March 31, 2007, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.
425

John Hancock Trust
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at March 31, 2007:
					Unrealized
		Number of		Expiration	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	(Depreciation)

500 Index	S&P 500 Index Futures	74	Long	Jun 2007	$295,106

					$295,106

500 Index B	S&P 500 Index Futures	52	Long	Jun 2007	$200,638

					$200,638

All Cap Core	Russell 2000 Index Futures	32	Long	Jun 2007	$395,443
	Russell 2000 Mini Index Futures	376	Long	Jun 2007	979,011
	S&P 500 Index Futures	65	Long	Jun 2007	396,699

					$1,771,153

Global Bond	3-Month Euro Yen Futures	1,018	Long	Dec 2007	$44,699
	5-Year German Euro-Bund Futures	389	Long	Jun 2007	(379,782)
	10-Year German Euro-Bund Futures	976	Long	Jun 2007	(954,603)
	90-Day LIBOR Futures	250	Long	Mar 2008	(153,785)
	90-Day LIBOR Futures	250	Long	Mar 2008	(3,076)
	90-Day LIBOR Futures	71	Long	Jun 2008	(41,928)
	90-Day LIBOR Futures	127	Long	Dec 2008	(68,748)
	Eurodollar Futures	1,640	Long	Sep 2007	(633,000)
	Japan 10-Year Government Bond Futures	59	Long	Jun 2007	(71,790)
	U.S. Treasury 5-Year Note Futures	1,284	Long	Jun 2007	627,790
	U.S. Treasury 10-Year Note Futures	416	Long	Jun 2007	(40,501)
	U.S. Treasury 30-Year Bond Futures	230	Long	Jun 2007	(447,421)
	10-Year German Euro-Bund Futures
	Call Option Strike @ EUR 116.50	94	Short	May 2007	2,514
	10-Year German Euro-Bund Futures
	Put Option Strike @ EUR 113.50	94	Short	May 2007	21,309
	10-Year German Euro-Bund Futures
	Call Option Strike @ EUR 117.50	47	Short	May 2007	13,829
	10-Year German Euro-Bund Futures
	Put Option Strike @ EUR 114.50	47	Short	May 2007	(10,057)

					($2,094,550)

Global Allocation	EOE Dutch Stock Index Futures	17	Long	Apr 2007	$109,058
	FTSE 100 Index Futures	51	Long	Jun 2007	56,008
	DAX Index Futures	12	Short	Jun 2007	(69,259)
	Nikkei 225 Index Futures	21	Short	Jun 2007	(91,184)
	S&P/Toronto Stock Exchange 60 Index
	Futures	11	Short	Jun 2007	(10,800)
	Share Price 200 Index Futures	10	Short	Jun 2007	(32,246)

					($38,423)

International Core	DAX Index Futures	174	Long	Jun 2007	$1,168,310
	Hang Seng Stock Index Futures	103	Long	Apr 2007	42,108
	MSCI Singapore Stock Index Futures	283	Long	Apr 2007	73,437
	IBEX 35 Index Futures	16	Short	Apr 2007	(108,857)
	S&P/Toronto Stock Exchange 60 Index
	Futures	199	Short	Jun 2007	(195,793)
	SPI 200 Index Futures	21	Short	Jun 2007	(64,326)

					$914,880

International Equity Index A	CAC 40 10 Euro Index Futures	11	Long	Jun 2007	$18,291
	DAX Index Futures	2	Long	Jun 2007	12,333
	EOE Dutch Stock Index Futures	2	Long	Apr 2007	11,163

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

	FTSE 100 Index Futures	15	Long	Jun 2007	30,969
	Hang Seng Stock Index Futures	1	Long	Apr 2007	916

Open futures contracts at March 31, 2007, continued

					Unrealized
		Number of		Expiration	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	(Depreciation)

International Equity Index A	IBEX 35 Index Futures	3	Long	Apr 2007	$16,820
	MSCI Taiwan Stock Index Futures	5	Long	Apr 2007	(2,505)
	OMX 30 Stockholm Stock Index Futures	15	Long	Apr 2007	11,612
	S&P/Toronto Stock Exchange 60 Index
	Futures	3	Long	Jun 2007	2,923
	S&P/MIB 30 Index Futures	2	Long	Jun 2007	9,849
	SPI 200 Index Futures	3	Long	Jun 2007	8,987
	TOPIX Index Futures	12	Long	Jun 2007	39,723

					$161,082

International Equity Index B	CAC 40 10 Euro Index Futures	6	Long	Jun 2007	$9,977
	DAX Index Futures	2	Long	Jun 2007	12,333
	EOE Dutch Stock Index Futures	3	Long	Apr 2007	16,745
	FTSE 100 Index Futures	12	Long	Jun 2007	24,775
	Hang Seng Stock Index Futures	2	Long	Apr 2007	1,436
	IBEX 35 Index Futures	1	Long	Apr 2007	5,607
	MSCI Taiwan Stock Index Futures	7	Long	Apr 2007	(3,535)
	OMX 30 Stockholm Stock Index Futures	15	Long	Apr 2007	11,612
	S&P/Toronto Stock Exchange 60 Index
	Futures	2	Long	Jun 2007	1,949
	S&P/MIB 30 Index Futures	1	Long	Jun 2007	4,925
	SPI 200 Index Futures	2	Long	Jun 2007	6,356
	TOPIX Index Futures	12	Long	Jun 2007	39,723

					$131,902

Investment Quality Bond	U.S. Treasury 5-Year Note Futures	300	Long	Jun 2007	($20,193)
	U.S. Treasury 10-Year Note Futures	132	Short	Jun 2007	(5,613)

					($25,806)

Managed	S&P 500 Index Futures	25	Long	Jun 2007	$232,557

					$232,557

Mid Cap Index	S&P Mid Cap 400 Index Futures	88	Long	Jun 2007	$493,397

					$493,397

Real Return Bond	90-Day LIBOR Futures	421	Long	Mar 2008	($214,143)
	90-Day LIBOR Futures	545	Long	Mar 2008	(6,705)
	90-Day LIBOR Futures	207	Long	Jun 2008	(97,783)
	Eurodollar Futures	92	Long	Jun 2007	(117,712)
	Eurodollar Futures	291	Long	Sept 2007	(188,688)
	Eurodollar Futures	219	Long	Dec 2007	14,175
	Japan 10-Year Government Bond Futures	39	Long	Jun 2007	(48,144)
	U.S. Treasury 5-Year Note Futures	477	Long	Jun 2007	254,345
	Eurodollar Futures	66	Short	Mar 2008	1,238
	Eurodollar Futures	66	Short	Jun 2008	(12,375)
	Eurodollar Futures	66	Short	Sept 2008	(20,212)
	10-Year German Euro-Bund Futures
	Put Option Strike @ EUR 113.50	24	Short	May 2007	4,654
	10-Year German Euro-Bund Futures
	Call Option Strike @ EUR 116.50	24	Short	May 2007	5,136
	10-Year German Euro-Bund Futures
	Put Option Strike @ EUR 114.50	492	Short	May 2007	(78,960)
	10-Year German Euro-Bund Futures
	Call Option Strike @ EUR 117.50	492	Short	May 2007	159,177
	U.S. Treasury 10-Year Note Futures	312	Short	Jun 2007	209,627
	U.S. Treasury 30-Year Bond Futures	589	Short	Jun 2007	1,003,143

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

					$866,773

Open futures contracts at March 31, 2007, continued
					Unrealized
		Number of		Expiration	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	(Depreciation)

Small Cap Index	Russell 2000 Index Futures	59	Long	Jun 2007	$711,196

					$711,196

Spectrum Income	U.S. Treasury 10-Year Note Futures	41	Long	Jun 2007	$4,960
	U.S. Treasury 30-Year Bond Futures	17	Long	Jun 2007	(15,339)
	10-Year Mini Japan Government Bond
	Futures	8	Short	Jun 2007	1,225
	Canada 10-Year Government Bond Futures	22	Short	Jun 2007	18,128
	U.S. Treasury 2-Year Note Futures	10	Short	Jun 2007	2,500
	U.S. Treasury 10-Year Note Futures	17	Short	Jun 2007	10,485

					$21,959

Strategic Bond	3-Month Euribor Futures	1,297	Long	Sep 2007	($290,547)
	90-Day LIBOR Futures	58	Long	Sep 2007	10,279
	90-Day LIBOR Futures	34	Long	Sep 2007	(1,907)
	10-Year German Euro-Bund Futures	188	Long	Jun 2007	(116,367)
	Eurodollar Futures	90	Long	Sep 2007	(200)
	Eurodollar Futures	23	Long	Mar 2008	(1,878)
	Japanese Yen Futures	230	Long	Jun 2007	(306,863)
	U.S. Treasury 5-Year Note Futures	128	Long	Jun 2007	(11,656)
	U.S. Treasury 30-Year Bond Futures	160	Long	Jun 2007	(140,831)
	British Pound Futures	216	Short	Jun 2007	(215,611)
	Eurodollar Futures	39	Short	Jun 2007	12,618
	U.S. Treasury 10-Year Note Futures	401	Short	Jun 2007	299,292

					($763,671)

Total Return	3-Month Euro Yen Futures	374	Long	Sept 2007	$82,205
	3-Month Euro Yen Futures	509	Long	Dec 2007	105,652
	10-Year German Euro-Bund Futures	116	Long	Jun 2007	(84,084)
	90-Day LIBOR Futures	140	Long	Sept 2007	(181,683)
	90-Day LIBOR Futures	244	Long	Dec 2007	(266,015)
	90-Day LIBOR Futures	246	Long	Mar 2008	(106,426)
	90-Day LIBOR Futures	209	Long	Jun 2008	(43,348)
	90-Day LIBOR Futures	66	Long	Sep 2008	(64,922)
	90-Day LIBOR Futures	21	Long	Dec 2008	(388)
	Euribor Futures	409	Long	Dec 2007	(129,228)
	Euribor Futures	332	Long	Mar 2008	(195,402)
	Euribor Futures	773	Long	Jun 2008	(239,240)
	Euribor Futures	126	Long	Sept 2008	(32,286)
	Euribor Futures	127	Long	Dec 2008	(25,403)
	Eurodollar Futures	1,080	Long	Sept 2007	(432,938)
	Eurodollar Futures	5,062	Long	Dec 2007	616,775
	Eurodollar Futures	4,701	Long	Mar 2008	691,813
	Eurodollar Futures	1,927	Long	Jun 2008	553,288
	Eurodollar Futures	676	Long	Sept 2008	579,400
	Eurodollar Futures	904	Long	Dec 2008	703,300
	10-Year German Euro-Bund Futures
	Call Option Strike @ EUR 116.00	141	Short	Jun 2007	22,388
	10-Year German Euro-Bund Futures
	Call Option Strike @ EUR 117.00	264	Short	Jun 2007	49,979
	10-Year German Euro-Bund Futures
	Call Option Strike @ EUR 118.00	173	Short	Jun 2007	23,137
	10-Year German Euro-Bund Futures

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

	Put Option Strike @ EUR 114.00	578	Short	Jun 2007	25,317
	U.S. Treasury 2-Year Note Futures	237	Short	Jun 2007	23,218
	U.S. Treasury 10-Year Note Futures	13	Short	Jun 2007	6,398
	U.S. Treasury 30-Year Bond Futures	359	Short	Jun 2007	611,422

Open futures contracts at March 31, 2007, continued

					Unrealized
		Number of		Expiration	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	(Depreciation)

					$2,292,929

Total Stock Market Index	Russell 2000 Index Futures	3	Long	Jun 2007	$39,088
	S&P 500 Index Futures	12	Long	Jun 2007	59,053

					$98,142

U.S. Government Securities	Eurodollar Futures	436	Long	Sept 2007	$157,558
	U.S. Treasury 2-Year Note Futures	54	Long	Jun 2007	34,339
	U.S. Treasury 5-Year Note Futures	1,030	Long	Jun 2007	366,037
	U.S. Treasury 10-Year Note Futures	632	Short	Jun 2007	(105,066)
	U.S. Treasury 30-Year Bond Futures	40	Short	Jun 2007	44,433

					$497,301

U.S. Multi Sector	S&P 500 Index Futures	178	Long	Jun 2007	$1,317,799

					$1,317,799

At March 31, 2007 the values of securities loaned, cash collateral and securities collateral were as follows:

Portfolio	Value of Securities Loaned	Value of Cash Collateral	Value of Securities Collateral

500 Index	$47,446,028	$48,616,250	-
500 Index B	23,891,751	24,459,077	-
Active Bond	132,453,027	133,965,695	$1,214,205
All Cap Core	23,429,465	23,988,456	-
All Cap Growth	18,078,049	18,496,981	-
All Cap Value	31,130,318	31,981,134	-
Blue Chip Growth	65,882,619	67,413,971	-
Bond Index B	31,312,071	31,588,894	360,542
Capital Appreciation	40,998,565	41,888,652	-
Classic Value	3,110,947	3,178,166	-
Core Bond	14,107,018	14,394,197	-
Dynamic Growth	30,595,834	31,267,803	-
Emerging Small Company	39,754,668	40,748,250	-
Equity-Income	74,305,876	76,155,490	-
Financial Services	24,322,299	24,912,905	-
Fundamental Value	37,116,850	37,995,278	-
Global	41,476,525	43,349,236	-
Global Allocation	14,463,886	15,102,462	-
Global Bond	26,826,310	27,375,488	-
Global Real Estate	58,121,058	60,812,387	-
Growth and Income	52,377,472	53,569,464	-
High Income	63,880,912	65,330,380	-
High Yield	173,381,376	177,007,325	-
Income and Value	40,633,080	41,619,253	-
International Core	276,910,007	291,147,272	-

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

International Equity Index A	56,051,135	58,905,269	27,452
International Equity Index B	77,779,416	81,775,249	-
International Opportunities	113,251,600	118,568,292	-
International Small Cap	84,053,162	89,160,416	-

Securities loaned, cash collateral and securities collateral, continued:

Portfolio	Value of Securities Loaned	Value of Cash Collateral	Value of Securities Collateral

International Small Company	$43,063,736	$45,384,925	-
International Value	203,160,079	213,346,790	-
Investment Quality Bond	85,715,858	87,447,036	-
Large Cap	12,068,678	12,334,491	-
Large Cap Value	36,844,069	37,815,470	-
Managed	60,018,598	59,249,610	$2,063,448
Mid Cap Index	234,168,145	239,905,138	-
Mid Cap Stock	178,120,223	182,332,380	-
Mid Cap Value	59,738,603	61,486,653	-
Mid Cap Value Equity	17,472,109	17,934,357	-
Mid Value	15,380,811	15,741,217	-
Natural Resources	48,181,193	49,377,645	-
Overseas Equity	122,826,948	129,099,703	-
Pacific Rim	39,989,192	42,120,824	-
Quantitative All Cap	40,048,632	41,003,868	-
Quantitative Value	18,776,376	19,249,315	-
Real Estate Equity	29,298,517	29,973,323	-
Real Estate Securities	15,534,293	15,881,761	-
Science and Technology	59,019,689	61,183,767	-
Short Term Bond	20,423,930	20,841,376	-
Small Cap	33,500,476	34,366,800	-
Small Cap Growth	22,798,422	23,384,057	-
Small Cap Index	109,219,812	112,295,033	-
Small Cap Opportunities	54,301,607	55,711,956	-
Small Cap Value	38,753,989	39,671,950	-
Small Company Growth	11,296,963	11,579,679	-
Small Company Value	146,086,506	149,792,100	-
Special Value	15,423,777	15,833,803	-
Spectrum Income	75,457,041	77,036,555	-
Strategic Bond	47,430,030	48,635,420	-
Strategic Income	51,933,678	53,428,766	-
Strategic Opportunities	15,683,417	16,044,861	-
Total Return	26,837,821	27,385,797	-
Total Stock Market Index	54,161,374	55,532,396	-
U.S. Core	29,622,329	30,409,124	-
U.S. Global Leaders Growth	18,657,600	19,032,000	-
U.S. Government Securities	24,835,565	25,340,094	-
U.S. High Yield Bond	12,364,190	12,616,035	-
U.S Large Cap	57,231,496	58,729,524	-
U.S. Multi Sector	45,376,414	46,550,329	-
Utilities	28,337,404	29,333,148	-
Value & Restructuring	17,686,818	18,160,150	-
Vista	8,300,853	8,614,679	-

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

WRITTEN OPTIONS AND INTEREST RATE SWAPS

The following is a summary of open written options outstanding at March 31, 2007:

	Number of Contracts/
	Notional Amount	Premiums Received

Global Bond

Outstanding, beginning of period	672,800,000	$7,108,679
Options written	348,600,000	3,826,568
Options closed	(491,900,000)	(4,173,909)
Options expired	(56,800,000)	(579,685)
Outstanding, end of period	472,700,000	$6,181,653

Health Sciences

Outstanding, beginning of period	11,486	$4,105,160
Options written	8,689	3,156,842
Options closed	(10,255)	(3,304,432)
Options expired	(256)	(71,544)
Outstanding, end of period	9,664	$3,886,026

Real Return Bond

Outstanding, beginning of period	116,200,484	$764,268
Options written	220	81,785
Options closed	(17,000,242)	(216,176)
Options expired	(83,200,242)	(390,382)
Outstanding, end of period	16,000,220	$239,495

Strategic Bond

Outstanding, beginning of period	2,940	$2,032,216
Options written	3,290	1,320,557
Options closed	(1,848)	(854,526)
Options expired	(2,264)	(1,599,655)
Outstanding, end of period	2,118	$898,591

Strategic Income

Outstanding, beginning of period	-	-
Options written	16,919,922	$159,050
Options closed	-	-
Options expired	(1,172)	(102,415)
Outstanding, end of period	16,918,750	$56,635

Total Return

Outstanding, beginning of period	550,201,235	$6,247,408
Options written	221,501,919	3,054,956
Options closed	(154,500,199)	(1,518,095)
Options expired	(1,926)	(608,384)
Outstanding, end of period	617,201,029	$7,175,886

Value & Restructuring

Outstanding, beginning of period	-	-
Options written	1,410	$373,273
Options closed	(250)	(31,749)
Options expired	-	-
Outstanding, end of period	1,160	$341,524

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

The following is a summary of open written options outstanding at March 31, 2007:

			Pay/Receive
			Floating	Number of	Exercise	Expiration
Portfolio	Name of Issuer	Floating Rate Index	Rate	Contracts	Price/Rate	Date	Value

Global Bond	CALLS

	10 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	7,700,000	$5.25	May 2007		($79,379)
	10 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	10,300,000	5.25	May 2007		(106,183)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	58,400,000	5.60	Jun 2007		(1,591,217)
	8 Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	19,100,000	9.55	Jun 2007		(3,397)
	8 Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	6,200,000	9.55	Jun 2007		(1,336)
	8 Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	2,000,000	9.55	Jun 2007		(213)
	8 Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	5,000,000	9.55	Sep 2007		(9,263)
	8 Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	11,000,000	9.55	Sep 2007		(20,379)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	33,000,000	5.00	Jul 2007		(236,219)
	5 Year Interest Rate Swap	6 Month USD-LIBOR	Receive	9,000,000	5.10	Feb 2008		(130,473)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	35,500,000	5.15	Dec 2007		(538,596)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	83,000,000	5.10	Feb 2008		(1,203,247)
	8 Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	14,000,000	9.55	Sep 2007		(25,936)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	162,500,000	4.90	Mar 2008		(1,787,858)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	16,000,000	4.90	Aug 2007		(101,357)

								$(5,835,053)

Health Sciences	CALLS

	Alcon, Inc.			75	$115.00	May 2007		($132,750)
	Alcon, Inc.			70	150.00	Jan 2008		(38,500)
	Alcon, Inc.			22	120.00	May 2007		(29,260)
	Alexion Pharmaceuticals,
	Inc.			74	55.00	Jan 2008		(11,100)
	Allergan, Inc.			44	125.00	Jan 2008		(22,000)
	Allergan, Inc.			36	120.00	Jul 2007		(8,460)
	Allergan, Inc.			18	120.00	Apr 2007		(180)
	Amgen, Inc.			202	65.00	Oct 2007		(32,320)
	Amgen, Inc.			135	65.00	Jul 2007		(10,125)
	Amgen, Inc.			101	60.00	Jul 2007		(20,200)
	Amgen, Inc.			101	65.00	Jan 2008		(24,745)
	Amlyn Pharmaceuticals,
	Inc.			72	45.00	Jul 2007		(5,760)
	Celgene Corp.			106	65.00	Jul 2007		(8,480)
	Celgene Corp					May 2007		(2,550)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

				34	60.00

			Pay/Receive
			Floating	Number of	Exercise	Expiration
Portfolio	Name of Issuer	Floating Rate Index	Rate	Contracts	Price/Rate	Date	Value

Health Sciences,
continued	CALLS

	Centene Corp.			72	$25.00	Jun 2007		($1,800)
	Cephalon			102	60.00	Apr 2007		(118,320)
	Cigna Corp.			70	145.00	Jul 2007		(44,450)
	CVS/Caremark Corp.			263	30.00	May 2007		(124,925)
	CVS/Caremark Corp.			250	55.00	Jun 2007		(245,000)
	Dade Behring Holdings Inc.			36	45.00	Aug 2007		(8,460)
	Davita, Inc.			61	65.00	Jul 2007		(915)
	Davita, Inc.			35	60.00	Jul 2007		(2,275)
	Express Scripts, Inc.			34	65.00	May 2007		(54,740)
	Genentech, Inc.			181	95.00	Jun 2007		(5,430)
	Genentech, Inc.			101	85.00	May 2007		(12,625)
	Genentech, Inc.			70	110.00	Jan 2008		(3,850)
	Genentech, Inc.			68	90.00	Sep 2007		(17,000)
	Genentech, Inc.			56	100.00	Sep 2007		(3,080)
	Genentech, Inc.			36	100.00	Jan 2008		(6,300)
	Gilead Sciences, Inc.			73	80.00	May 2007		(13,140)
	Humana, Inc.			102	65.00	May 2007		(5,610)
	Humana, Inc.			68	60.00	May 2007		(11,560)
	Immucor Corp.			71	35.00	Jun 2007		(2,130)
	Intermune, Inc.			73	35.00	Jan 2008		(11,680)
	Invitrogen			36	75.00	Aug 2007		(2,340)
	Lifepoint Hospitals, Inc.			109	35.00	May 2007		(39,240)
	Medco Health Solutions,
	Inc.			67	65.00	Apr 2007		(49,580)
	Medco Health Solutions,
	Inc.			33	70.00	Jan 2008		(990)
	Medecines Co.			169	25.00	Jul 2007		(25,929)
	Medecines Co.			143	35.00	Jul 2007		(2,145)
	Medimmune, Inc.			177	32.50	Jun 2007		(90,270)
	Medimmune, Inc.			106	30.00	Jun 2007		(75,260)
	Merck & Co., Inc.			27	47.50	Jul 2007		(2,025)
	Monsanto Co.			88	50.00	Apr 2007		(44,000)
	Omnicare, Inc.			129	42.50	Jun 2007		(12,255)
	Omnicare, Inc.			74	50.00	Sep 2007		(3,700)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

			Pay/Receive
			Floating	Number of	Exercise	Expiration
Portfolio	Name of Issuer	Floating Rate Index	Rate	Contracts	Price/Rate	Date	Value

Health Sciences,
continued	CALLS

	OSI Pharmaceuticals, Inc.			142	$40.00	Jul 2007		($9,230)
	Resmed, Inc.			73	45.00	Apr 2007		(40,150)
	Sepracor, Inc.			36	75.00	Jul 2007		(180)
	Shire PLC			67	60.00	Apr 2007		(20,100)
	Shire PLC			37	65.00	Apr 2007		(2,220)
	St. Jude Medical, Inc.			72	45.00	Jul 2007		(2,520)
	St. Jude Medical, Inc.			72	50.00	Jan 2008		(4,680)
	St. Jude Medical, Inc.			71	40.00	Jul 2007		(10,295)
	Stericycle, Inc.			72	85.00	May 2007		(7,560)
	Teva Pharmaceutical
	Industries, Ltd.			93	45.00	Jan 2008		(9,300)
	United Health Group, Inc.			140	65.00	Jan 2008		(22,400)
	Valeant Pharmaceuticals
	International			96	17.50	Sep 2007		(13,920)
	Vertex Pharmaceuticals,
	Inc.			141	40.00	Jul 2007		(8,460)
	Vertex Pharmaceuticals,
	Inc.			103	45.00	Jul 2007		(1,545)
	Zimmer Holdings, Inc.			68	85.00	Jan 2008		(55,760)
	Zimmer Holdings, Inc.			35	85.00	Jun 2007		(12,950)

								($1,608,724)
	PUTS

	Abbott Labs.			87	$55.00	Jan 2008		($25,665)
	Aetna, Inc.			43	45.00	Jan 2008		(16,770)
	Alexion Pharmaceuticals,
	Inc.			70	50.00	Jan 2008		(57,400)
	Alkermes, Inc.			72	15.00	Aug 2007		(7,920)
	Allergan, Inc.			71	125.00	Jan 2008		(112,180)
	Allergan, Inc.			64	120.00	Jul 2007		(64,000)
	Allergan, Inc.			37	120.00	Apr 2007		(36,260)
	Amgen, Inc.			26	70.00	Jan 2008		(36,920)
	Amylin Pharmaceuticals,
	Inc.			14	35.00	Jul 2007		(2,660)
	Amylin Pharmaceuticals,
	Inc.			14	40.00	Jul 2007		(5,880)
	Barr Pharmaceuticals, Inc.			20	55.00	Nov 2007		(17,800)
	Baxter International, Inc.			15	50.00	May 2007		(630)
	Beckman Coulter, Inc.			41	60.00	May 2007		(3,649)
	Becton Dickinson & Co.			42	75.00	Sep 2007		(8,610)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

			Pay/Receive
			Floating	Number of	Exercise	Expiration
Portfolio	Name of Issuer	Floating Rate Index	Rate	Contracts	Price/Rate	Date	Value

Health Sciences,
continued	CALLS

	Biogen Idec, Inc.			35	$50.00	Jan 2008		($22,400)
	Cardinal Health, Inc.			145	80.00	Jan 2008		(110,200)
	Cardinal Health, Inc.			108	75.00	Jan 2008		(48,600)
	Cardinal Health, Inc.			22	70.00	Jan 2008		(5,500)
	Cardinal Health, Inc.			14	70.00	Jun 2007		(1,540)
	Celgene Corp.			42	45.00	Apr 2007		(630)
	Celgene Corp.			24	60.00	Jan 2008		(24,720)
	Celgene Corp.			7	55.00	Jan 2008		(5,250)
	Celgene Corp.			7	50.00	Jul 2007		(2,170)
	Celgene Corp.			7	50.00	Jan 2008		(3,710)
	Centene Corp.			36	30.00	Sep 2007		(32,040)
	Cephalon, Inc.			68	75.00	Jan 2008		(56,440)
	Cerner Corp.			25	55.00	Sep 2007		(10,750)
	Conceptus, Inc.			31	20.00	Aug 2007		(5,270)
	Cubist Pharmaceuticals,
	Inc.			80	20.00	Jan 2008		(14,800)
	CVS/Caremark Corp.			53	32.50	May 2007		(3,180)
	CVS/Caremark Corp.			43	50.00	Jun 2007		(645)
	Elan Corp.			67	15.00	Jan 2008		(20,100)
	Elan Corp.			44	15.00	Apr 2007		(7,700)
	Express Scripts, Inc.			72	65.00	May 2007		(360)
	Express Scripts, Inc.			71	85.00	Jan 2008		(61,060)
	Express Scripts, Inc.			64	70.00	Jan 2008		(18,560)
	Express Scripts, Inc.			50	70.00	May 2007		(2,100)
	Gen Probe, Inc.			35	50.00	Jan 2008		(18,200)
	Genentech, Inc.			14	80.00	Jan 2008		(6,020)
	Gilead Sciences, Inc.			46	65.00	May 2007		(966)
	Gilead Sciences, Inc.			64	75.00	May 2007		(12,800)
	Gilead Sciences, Inc.			38	75.00	Jan 2008		(20,520)
	Gilead Sciences, Inc.			38	80.00	Jan 2008		(29,640)
	Gilead Sciences, Inc.			35	70.00	Jan 2008		(12,600)
	Gilead Sciences, Inc.			28	70.00	May 2007		(2,240)
	Gilead Sciences, Inc.			14	65.00	Jan 2008		(3,360)
	Health Net, Inc.			38	50.00	Apr 2007		(570)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

			Pay/Receive
			Floating	Number of	Exercise	Expiration
Portfolio	Name of Issuer	Floating Rate Index	Rate	Contracts	Price/Rate	Date	Value

Health Sciences,
continued	PUTS

	Humana, Inc.			72	$60.00	Jan 2008		($43,920)
	Humana, Inc.			68	60.00	May 2007		(24,480)
	Illumina, Inc.			42	40.00	Jan 2008		(48,300)
	Imclone Systems, Inc.			49	40.00	Jan 2008		(18,620)
	Imclone Systems, Inc.			42	30.00	Jan 2008		(3,990)
	Imclone Systems, Inc.			36	45.00	Jan 2008		(22,320)
	Intermune, Inc.			49	35.00	Jan 2008		(52,920)
	Invitrogen Corp.			20	70.00	Aug 2007		(14,000)
	Laboratory Corp. America
	Holdings			65	80.00	Jan 2008		(49,400)
	Laboratory Corp. America
	Holdings			13	70.00	Jan 2008		(3,120)
	Eli Lily & Co.			28	55.00	Oct 2007		(8,680)
	McKesson Corp.			44	52.50	May 2007		(880)
	McKesson Corp.			14	55.00	Jan 2008		(2,730)
	Medco Health Solutions,
	Inc.			41	55.00	Jan 2008		(4,100)
	Medimmune, Inc,			49	35.00	Jan 2008		(12,740)
	Medtronic, Inc.			95	55.00	Jan 2008		(64,600)
	Merck & Co., Inc.			23	45.00	Apr 2007		(3,795)
	Merck & Co., Inc.			44	47.50	Jul 2007		(16,720)
	Merck & Co., Inc.			13	50.00	Jan 2008		(8,320)
	Monsanto Co.			52	50.00	Apr 2007		(1,040)
	Monsanto Co.			117	60.00	Jan 2008		(83,070)
	Monsanto Co.			36	55.00	Jul 2007		(11,016)
	Monsanto Co.			15	50.00	Jul 2007		(1,800)
	Onyx Pharmaceuticals, Inc.			34	30.00	Jan 2008		(26,180)
	Pfizer, Inc.			105	27.50	Jan 2008		(30,975)
	Pfizer, Inc.			70	27.50	Jun 2007		(17,150)
	Resmed, Inc.			21	45.00	Apr 2007		(315)
	Schein Henry, Inc.			34	50.00	Jan 2008		(3,740)
	Schering Plough Corp.			132	25.00	Jan 2008		(18,480)
	Sepracor, Inc.			55	55.00	Jan 2008		(53,900)
	Shire PLC			66	60.00	Apr 2007		(5,610)
	St. Jude Medical, Inc.			43	35.00	Jul 2007		(4,515)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

			Pay/Receive
			Floating	Number of	Exercise	Expiration
Portfolio	Name of Issuer	Floating Rate Index	Rate	Contracts	Price/Rate	Date	Value

Health Sciences,
continued	PUTS

	St. Jude Medical, Inc.			34	$40.00	Jan 2008		($14,620)
	St. Jude Medical, Inc.			21	40.00	Jul 2007		(7,350)
	Stryker Corp.			70	65.00	Jan 2008		(23,100)
	Teva Pharmaceutical
	Industries, Ltd.			40	35.00	Jan 2008		(21,600)
	Teva Pharmaceutical
	Industries, Ltd.			52	32.50	Jun 2007		(1,560)
	Teva Pharmaceutical
	Industries, Ltd.			13	40.00	Jan 2008		(5,850)
	Triad Hospitals, Inc.			35	45.00	May 2007		(525)
	UnitedHealth Group, Inc.			41	60.00	Jan 2008		(25,502)
	Vertex Pharmaceuticals,
	Inc.			37	30.00	Jul 2007		(16,650)
	Vertex Pharmaceuticals,
	Inc.			22	35.00	Jul 2007		(17,600)
	Vertex Pharmaceuticals,
	Inc.			22	35.00	Jan 2008		(20,020)
	Vertex Pharmaceuticals,
	Inc.			22	30.00	Jan 2008		(13,200)
	Walgreen Co.			56	45.00	Apr 2007		(2,240)
	Walgreen Co.			14	50.00	Jan 2008		(6,860)
	Wellpoint, Inc.			44	80.00	Jun 2007		(9,680)
	Wellpoint, Inc.			43	80.00	Jan 2008		(17,630)
	Zimmer Holding, Inc.			42	90.00	Jan 2008		(28,980)

								($1,855,378)

Real Return
Bond	CALLS

	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	3,000,000	$5.33	Jun 2007		($48,018)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	13,000,000	5.34	Jun 2007		(215,306)
	Interest Rate Swap		Receive	110	108.00	May 2007		(87,656)

								($350,980)

	PUTS

	US TREAS NOTES 10YR
	FUTURES			110	$105.00	May 2007		($3,438)

								($3,438)

Strategic Bond	CALLS

	EURODOLLAR FUTURES			196	$95.25	Sep 2007		($35,525)
	EURODOLLAR FUTURES			97	95.00	Jun 2007		(4,244)
	EURODOLLAR FUTURES			2	95.00	Sep 2007		(675)
	EURODOLLAR FUTURES			40	94.88	Jun 2007		(3,250)

			Pay/Receive
			Floating	Number of	Exercise	Expiration

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

Portfolio	Name of Issuer	Floating Rate Index	Rate	Contracts	Price/Rate	Date	Value

Strategic Bond,
continued	CALLS

	US TREAS BOND
	FUTURES			200	$115.00	May 2007		($31,250)
	US TREAS BOND
	FUTURES			169	114.00	May 2007		(47,531)
	US TREAS BOND
	FUTURES			94	116.00	May 2007		(8,813)
	US TREAS BOND
	FUTURES			36	112.00	May 2007		(29,250)
	US TREAS BOND
	FUTURES			137	113.00	May 2007		(66,359)
	US TREAS NOTES 10YR
	FUTURES			283	108.00	May 2007		(225,516)
	US TREAS NOTES 10YR
	FUTURES			193	109.00	May 2007		(75,391)
	US TREAS NOTES 10YR
	FUTURES			155	110.00	May 2007		(26,641)
	US TREAS NOTES 10YR
	FUTURES			29	107.00	May 2007		(40,781)
	US TREAS NOTES 10YR
	FUTURES			38	111.00	May 2007		(2,969)

								($598,194)

	PUTS

	EURODOLLAR FUTURES			113	$94.75	Sep 2007		($17,656)

	EURODOLLAR FUTURES			39	94.75	Jun 2007		(7,069)
	US TREAS BONDS
	FUTURES			72	109.00	May 2007		(24,750)
	US TREAS BONDS
	FUTURES			72	110.00	May 2007		(43,875)
	US TREAS BONDS
	FUTURES			52	111.00	May 2007		(52,813)
	US TREAS NOTES 10YR
	FUTURES			53	107.00	May 2007		(15,734)
	US TREAS NOTES 10YR
	FUTURES			48	105.00	May 2007		(1,500)

								($163,397)

Strategic
Income	CALLS

	AUD CALL/USD PUT			7,718,750	$0.81	Apr 2007		($40,909)

	CAD CALL/USD PUT			9,200,000	1.15	Apr 2007		(43,240)

								($84,149)

Total Return	CALLS

	5 Year Interest Rate Swap			7,000,000	$5.33	Jun 2007		($112,041)

	5 Year Interest Rate Swap			35,000,000	5.34	Jun 2007		(579,671)

	7 Year Interest Rate Swap			54,600,000	5.50	Jul 2007		(1,456,115)

	5 Year Interest Rate Swap			33,000,000	5.60	Jun 2007		(899,147)

	5 Year Interest Rate Swap			93,000,000	5.37	Jul 2007		(1,706,987)

	5 Year Interest Rate Swap			20,000,000	5.48	Jul 2007		(46,268)

	5 Year Interest Rate Swap			14,000,000	5.66	Jul 2007		(64,357)

			Pay/Receive
			Floating	Number of	Exercise	Expiration
Portfolio	Name of Issuer	Floating Rate Index	Rate	Contracts	Price/Rate	Date	Value

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

Total Return,
continued	CALLS

	5 Year Interest Rate Swap	13,000,000	$5.48	Jul 2007	($30,074)
	5 Year Interest Rate Swap	6,000,000	5.48	Jul 2007	(13,880)
	8 Year Interest Rate Swap	2,100,000	9.55	Jun 2007	(373)
	8 Year Interest Rate Swap	3,000,000	9.55	Jun 2007	(533)
	8 Year Interest Rate Swap	1,400,000	9.55	Jun 2007	(249)
	5 Year Interest Rate Swap	27,000,000	4.90	Aug 2007	(171,041)
	5 Year Interest Rate Swap	46,000,000	4.90	Mar 2008	(506,101)
	5 Year Interest Rate Swap	60,500,000	4.90	Mar 2008	(665,633)
	7 Year Interest Rate Swap	14,000,000	4.90	Aug 2007	(85,905)
	5 Year Interest Rate Swap	19,000,000	4.90	Aug 2007	(120,362)
	5 Year Interest Rate Swap	13,000,000	4.90	Feb 2008	(133,466)
	5 Year Interest Rate Swap	19,600,000	4.95	Jul 2007	(118,942)
	7 Year Interest Rate Swap	7,000,000	5.00	Aug 2007	(59,132)
	5 Year Interest Rate Swap	48,000,000	5.00	Jul 2007	(343,591)
	5 Year Interest Rate Swap	27,000,000	5.01	Oct 2007	(292,810)
	5 Year Interest Rate Swap	54,000,000	5.10	Feb 2008	(782,835)
	Interest Rate Swap	237	108.00	May 2007	(188,859)
	Interest Rate Swap	140	109.00	May 2007	(54,688)
	Interest Rate Swap	70	110.00	May 2007	(12,031)

					($8,445,093)
	PUTS

	U S TREAS NOTES 10YR
	FUTURE	413	$105.00	May 2007	($12,906)
	US TREAS NOTES 10 YR
	FUTURES	70	107.00	May 2007	(20,781)
	US TREAS NOTES 10 YR
	FUTURES	99	104.00	May 2007	(1,547)

					($2,245,735)

Value &
Restructuring	CALLS

	America Movil SA de CV	500	$50.00	May 2007	($70,000)
	Walt Disney Co.	250	45.00	Jun 2007	(43,750)
	Harman International
	Industries, Inc.	200	105.00	Apr 2007	(2,000)
	Mastercard,Inc.	210	105.00	Apr 2007	(79,800)

					($195,550)

The following is a summary of forward volatility options with premiums to be determined at a future date outstanding at March 31, 2007:

Unrealized Appreciation/
Trust	Description	Notional Amount	(Depreciation)

Global Bond	Call & Put

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

	U.S. Dollar Forward Delta/Neutral Straddle vs.
	Japanese Yen. Strike and premium determined on
	4/19/2007, based upon implied volatility parameter
	of 7.30%			26,700,000		($6,048)

						($6,048)

Real Return Bond		Call & Put

	U.S. Dollar Forward Delta/Neutral Straddle vs.
	Japanese Yen. Strike and premium determined on
	4/19/2007, based upon implied volatility parameter
	of 7.30%			2,200,000		($498)
	U.S. Dollar Forward Delta/Neutral Straddle vs.
	Japanese Yen. Strike and premium determined on
	4/19/2007, based upon the volatility parameter of
	7.425%			16,400,000		(19,192)
	U.S. Dollar Forward Delta/Neutral Straddle vs.
	Japanese Yen. Strike and premium determined on
	9/26/2007, based upon the volatility parameter of
	7.075%			5,200,000		11,233

						($8,457)

The following is a summary of open interest rate swap contracts outstanding in Global Bond, Real Return and Total Return Bond as of March 31, 2007:

						UNREALIZED
	NOTIONAL		PAYMENTS MADE	PAYMENTS	TERMINATION	APPRECIATION
PORTFOLIO	AMOUNT	CURRENCY	BY FUND	RECEIVED BY FUND	DATE	(DEPRECIATION)

Global Bond

	$127,800,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2009	($112,368)
	39,200,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2009	(34,467)
	25,900,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2009	(22,773)
	$7,000,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2009	(68,542)
	27,800,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2009	(272,208)
	14,900,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(25,244)
	31,200,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2010	(452,772)
	29,900,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2010	(434,858)
	900,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2012	(16,420)
	17,800,000	AUD	Fixed 6.00%	6 Month BBR-BBSW	Jun 2015	412,772
	17,100,000	AUD	Fixed 6.00%	6 Month BBR-BBSW	Jun 2015	397,083
	500,000	AUD	Fixed 6.00%	6 Month BBR-BBSW	Jun 2017	11,772
	4,100,000	CAD	Fixed 5.00%	3 Month CBK	Jun 2015	(132,224)
	2,200,000	CAD	3 Month CBK	Fixed 4.50%	Jun 2027	(70,539)
	1,300,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(11,961)
	2,100,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(19,322)
	300,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(2,760)
	3,400,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(31,283)
	5,300,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(48,764)
	9,900,000	EUR	Fixed 3.75%	6 Month EURIBOR	Jun 2011	242,322
	15,300,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	202,820
	500,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	6,628
	11,700,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	155,097
	1,600,000	EUR	FRCPXTOB	Fixed 1.965%	Mar 2012	3,642
	2,500,000	EUR	FRCPXTOB	Fixed 1.9475%	Mar 2012	3,734
	2,100,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-
	2,100,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	-
	26,100,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	621,033
	8,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	204,632
	25,000,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	594,859
	28,740,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	683,850

				PAYMENTS		UNREALIZED
	NOTIONAL		PAYMENTS MADE	RECEIVED BY	TERMINATION	APPRECIATION
PORTFOLIO	AMOUNT	CURRENCY	BY PORTFOLIO	PORTFOLIO	DATE	(DEPRECIATION)

Global Bond, continued

	39,700,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	$1,434,574
	6,400,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	231,266
	22,300,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	3,899,556

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

	16,400,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	2,867,835
	11,200,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(452,384)
	11,900,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(480,944)
	2,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(101,039)
	4,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(177,828)
	4,300,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(241,355)
	7,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(416,384)
	5,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(315,102)
	10,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(602,069)
	1,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(101,283)
	1,300,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(73,149)
	44,600,000	GBP	Fixed 4.50%	6 Month LIBOR	Sep 2017	332,235
	5,100,000	GBP	Fixed 5.00%	6 Month LIBOR	Dec 2019	(70,949)
	9,600,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	429,603
	1,100,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	49,156
	1,700,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	76,076
	1,900,000	GBP	Fixed 4.10%	6 Month LIBOR	Jun 2036	388,130
	900,000	GBP	6 Month LIBOR	Fixed 4.25%	Jun 2036	(143,260)
	58,600,000	HKD	Fixed 4.235%	3 Month HIBOR	Dec 2008	(1,665)
	26,650,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	142,516
	4,300,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	22,995
	22,980,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	119,117
	36,180,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(356,861)
	9,800,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(96,662)
	3,300,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(32,549)
	12,000,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Dec 2010	(115,346)
	1,610,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	787
	14,200,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	6,945
	310,000,000	JPY	Fixed 1.30%	6 Month LIBOR	Sep 2011	(1,001)
	330,000,000	JPY	Fixed 0.80%	6 Month LIBOR	Mar 2012	73,586
	670,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2012	(182,819)
	6,910,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	(1,806,345)
	325,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	(84,958)
	2,370,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2016	(380,724)
	1,900,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2016	(305,222)
	1,460,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2016	(234,539)
	2,190,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2016	(351,808)
	2,000,000,000	JPY	Fixed 1.98%	6 Month LIBOR	Sep 2016	(315,640)
	710,000,000	JPY	6 Month LIBOR	Fixed 2.50%	Jun 2036	15,331
			28-day Mexico
			Interbank TIIE
	34,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	162,727
			28-day Mexico
			Interbank TIIE
	16,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	76,548
			28-day Mexico
			Interbank TIIE
	43,000,000	MXN	Banxico	Fixed 8.90%	Sep 2016	253,388
			28-day Mexico
			Interbank TIIE
	13,000,000	MXN	Banxico	Fixed 8.84%	Sep 2016	71,809
			28-day Mexico
			Interbank TIIE
	4,000,000	MXN	Banxico	Fixed 8.84%	Sep 2016	22,095
			28-day Mexico
			Interbank TIIE
	153,400,000	MXN	Banxico	Fixed 8.17%	Nov 2016	220,543
	8,600,000	USD	CMS	Fixed 0.288%	Dec 2007	136,697
	1,700,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2012	(1,351)
	18,700,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2012	(14,859)
	85,000,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2012	(67,541)
	45,800,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	168,086

				PAYMENTS		UNREALIZED
	NOTIONAL		PAYMENTS MADE	RECEIVED BY	TERMINATION	APPRECIATION
PORTFOLIO	AMOUNT	CURRENCY	BY PORTFOLIO	PORTFOLIO	DATE	(DEPRECIATION)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

Global Bond, continued

	5,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	$18,717
	1,900,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	6,973
	4,300,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	15,781
	11,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	155,469
	12,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	163,580
	59,600,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	805,732
	17,700,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	239,286
	3,900,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	52,724
	33,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	447,479
	400,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	18,031
	700,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(40,143)
	3,800,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(217,919)
	16,400,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(940,491)

						$6,184,926

Real Return
Bond

	2,800,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	($3,679)
	17,000,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(28,802)
	4,300,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(8,921)
	1,800,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(3,734)
	3,100,000	CAD	3 Month CBK	Fixed 5.50%	Jun 2035	299,891
	1,600,000	CAD	3 Month CBK	Fixed 5.50%	Jun 2035	154,782
	2,700,000	EUR	FRCPXTOB	Fixed 2.1455%	Oct 2010	63,457
	1,800,000	EUR	FRCPXTOB	Fixed 2.1025%	Oct 2010	39,173
	2,000,000	EUR	FRCPXTOB	Fixed 2.09%	Oct 2010	39,675
	2,600,000	EUR	FRCPXTOB	Fixed 2.04%	Feb 2011	40,411
	4,100,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	72,472
	2,000,000	EUR	FRCPXTOB	Fixed 2.0275%	Oct 2011	28,900
	4,500,000	EUR	FRCPXTOB	Fixed 1.9875%	Dec 2011	21,602
	4,900,000	EUR	FRCPXTOB	Fixed 1.9725%	Dec 2011	19,660
	14,800,000	EUR	FRCPXTOB	Fixed 1.995%	Mar 2012	45,699
	1,100,000	EUR	FRCPXTOB	Fixed 1.9475%	Mar 2012	1,643
	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-
	600,000	EUR	FRCPXTOB	Fixed 1.96%	Mar 2012	-
	1,200,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	-
	3,400,000	EUR	FRCPXTOB	Fixed 2.1375%	Jan 2016	43,618
	2,000,000	EUR	FRCPXTOB	Fixed 2.35%	Oct 2016	14,624
	2,000,000	EUR	Fixed 2.275%	CPTFEMU	Oct 2016	(7,963)
	1,900,000	EUR	FRCPXTOB	Fixed 2.3525%	Oct 2016	14,583
	5,200,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	187,904
	14,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(396,783)
	8,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(343,017)
	6,900,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(278,449)
	3,900,000	GBP	Fixed 5.00%	6 Month LIBOR	Sep 2015	219,446
	5,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	232,702
	2,700,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	120,655
	1,800,000	GBP	Fixed 4.25%	6 Month LIBOR	Jun 2036	286,520
			28-day Mexico
			Interbank TIIE
	13,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	62,490
			28-day Mexico
			Interbank TIIE
	11,100,000	MXN	Banxico	Fixed 8.17%	Nov 2016	15,958
			28-day Mexico
			Interbank TIIE
	10,500,000	MXN	Banxico	Fixed 8.33%	Feb 2017	25,588
	158,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	370,099
	3,600,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	4,928
	2,400,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	3,285
	9,400,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2012	7,469

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

						UNREALIZED
	NOTIONAL		PAYMENTS MADE	PAYMENTS	TERMINATION	APPRECIATION
PORTFOLIO	AMOUNT	CURRENCY	BY FUND	RECEIVED BY FUND	DATE	(DEPRECIATION)

Real Return Bond, continued

	2,500,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2012	$1,986
	3,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2012	2,384
	8,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	31,195
	13,300,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	179,803
	25,200,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	340,679
	100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	1,352
	17,000,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	229,823
	5,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2021	157,226
	5,300,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	238,910
	7,600,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(435,837)
	7,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(407,164)

						$1,706,243

Total Return

	5,400,000	AUD	6 Month BBSW	Fixed 6.00%	Jun 2009	($52,875)
			BRL-CDI-
	8,300,000	BRL	Compounded	Fixed 12.78%	Jan 2010	82,932
			BRL-CDI-
	3,400,000	BRL	Compounded	Fixed 12.95%	Jan 2010	39,477
	1,300,000	CAD	3 Month CBK	Fixed 4.50%	Jun 2027	(41,632)
	2,200,000	CAD	3 Month CBK	Fixed 4.50%	Jun 2027	(70,454)
	1,100,000	EUR	Fixed 2.15%	FRCPXTOB	Oct 2010	25,853
	4,800,000	EUR	6 Month LIBOR	Fixed 2.10%	Oct 2010	104,462
	1,100,000	EUR	Fixed 2.09%	FRCPXTOB	Oct 2010	21,821
	1,900,000	EUR	Fixed 1.95%	FRCPXTOB	Mar 2012	-
	3,000,000	EUR	Fixed 1.95%	FRCPXTOB	Mar 2012	-
	8,300,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	1,451,404
	31,300,000	GBP	6 Month LIBOR	Fixed 4.50%	Dec 2007	(510,053)
	14,200,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	65,371
	8,500,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	39,131
	8,000,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	42,043
	7,400,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	38,890
	1,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(45,522)
	12,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(332,440)
	19,700,000	GBP	6 Month LIBOR	Fixed 4.50%	Sep 2009	(855,530)
	800,000	GBP	6 Month LIBOR	Fixed 1.00%	Dec 2035	35,800
	1,800,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	419,896
	4,900,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	1,143,050
	3,200,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	746,481
	13,000,000,000	JPY	3 Month TIBOR	Fixed 1.00%	Mar 2008	89,778
	5,560,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	29,733
	710,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	3,680
	14,960,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(147,558)
	1,210,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(11,935)
	760,000,000	JPY	6 Month LIBOR	Fixed 6.00%	Mar 2009	(7,496)
	1,910,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	77,914
	2,590,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	105,653
	410,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	16,725
	520,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2016	85,523
	675,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2016	111,015
	2,662,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2016	437,812
	310,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2016	50,985
	310,000,000	JPY	6 Month LIBOR	Fixed 2.50%	Dec 2026	93,585
	670,000,000	JPY	6 Month LIBOR	Fixed 2.50%	Dec 2026	202,263
			28-day Mexico
			Interbank TIIE
	7,000,000	MXN	Banxico	Fixed 8.17%	Nov 2016	10,064
	135,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2008	211,472
	135,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2008	211,513

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

						UNREALIZED
	NOTIONAL		PAYMENTS MADE	PAYMENTS	TERMINATION	APPRECIATION
PORTFOLIO	AMOUNT	CURRENCY	BY FUND	RECEIVED BY FUND	DATE	(DEPRECIATION)

Total Return, continued

	255,800,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	$350,165
	36,800,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	50,376
	85,400,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	116,904
	11,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	15,195
	11,800,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	16,153
	110,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	150,990
	40,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	54,893
	5,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(303,939)
	11,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(636,552)
	41,500,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(2,379,901)
	$11,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	($648,021)
	10,500,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(602,144)
	10,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(573,470)

						($470,520)

The following is a summary of open credit default swap contracts outstanding in Global Bond and Total Return as of March 31, 2007:

						Unrealized
		Notional		(Pay)/Received	Termination	Appreciation
Portfolio	Issuer	Amount	Buy/Sell Protection	Fixed Rate	Date	(Depreciation)

Global Bond

	ACE Limited	500,000	Buy	(0.390)%	Jun 2014	$5,374
	Alcan, Inc.	1,200,000	Buy	(0.140)%	Mar 2011	1,871
	Autozone, Inc.	800,000	Buy	(0.680)%	Dec 2012	(2,112)
	Bellsouth Corporation	1,000,000	Buy	(0.325)%	Sep 2014	25,435
	Boston Scientific
	Corporation	1,000,000	Buy	(0.510)%	Jun 2011	10,218
	Boston Scientific
	Corporation	400,000	Buy	(0.620)%	Jun 2014	(6,370)
	Canadian Natural
	Resources, Ltd.	1,100,000	Buy	(0.191)%	Sep 2011	407
	CNA Financial
	Corporation	700,000	Buy	(0.440)%	Sep 2011	3,656
	CNA Financial
	Corporation	900,000	Buy	(0.440)%	Sep 2011	(580)
	CVS Corporation	300,000	Buy	(0.240)%	Sep 2011	(2,431)
	ACE Limited	500,000	Buy	(0.390)%	Jun 2014	5,374
	Alcan, Inc.	1,200,000	Buy	(0.140)%	Mar 2011	1,871
	Daimlerchrysler AG	1,000,000	Buy	(0.350)%	Jun 2009	940
	Daimlerchrysler AG	300,000	Buy	(0.520)%	Jun 2010	2,355
	Daimlerchrysler AG	400,000	Buy	(0.620)%	Sep 2011	8,967
	Dow Jones CDX NA
	IG.3	1,984,000	Sell	0.500%	Mar 2010	17,388
	Dow Jones CDX NA
	IG.3	6,944,000	Sell	0.500%	Mar 2010	60,859
	Dow Jones
	CDX.NA.IG.7	55,300,000	Buy	(0.650)%	Dec 2016	(48,498)
	Dow Jones
	CDX.NA.IG.7	3,300,000	Buy	(0.650)%	Dec 2016	11,232
	Dow Jones
	CDX.NA.IG.7	5,000,000	Buy	(0.650)%	Dec 2016	(30,553)
	Dow Jones
	CDX.NA.IG.7	14,000,000	Buy	(0.650)%	Dec 2016	(150,912)
	Exelon Corporation	1,000,000	Buy	(0.520)%	Jun 2015	(16)
	Federated
	Department Stores,
	Inc.	300,000	Buy	(0.190)%	Sep 2009	(4,135)
	Federative Republic
	of Brazil	6,600,000	Sell	1.380%	Aug 2011	(402,580)
	Federative Republic
	of Brazil	3,100,000	Sell	1.370%	Aug 2011	(184,692)
	Federative Republic
	of Brazil	4,300,000	Sell	1.350%	Aug 2011	107,690
	Federative Republic
	of Brazil	6,300,000	Sell	1.340%	Aug 2011	(361,935)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

						Unrealized
		Notional		(Pay)/Received	Termination	Appreciation
Portfolio	Issuer	Amount	Buy/Sell Protection	Fixed Rate	Date	(Depreciation)

Global Bond, continued

	Federative Republic
	of Brazil	8,100,000	Sell	1.280%	Aug 2011	($425,122)
	Federative Republic
	of Brazil	4,900,000	Sell	1.350%	Aug 2011	(284,981)
	Federative Republic
	of Brazil	2,400,000	Buy	(2.135)%	Aug 2016	60,576
	Federative Republic
	of Brazil	3,700,000	Buy	(2.180)%	Aug 2016	97,004
	Federative Republic
	of Brazil	1,700,000	Buy	(2.160)%	Aug 2016	(98,268)
	Federative Republic
	of Brazil	3,500,000	Buy	(2.130)%	Aug 2016	79,445
	Federative Republic
	of Brazil	4,500,000	Buy	(2.060)%	Aug 2016	(51,047)
	Federative Republic
	of Brazil	2,700,000	Buy	(2.140)%	Aug 2016	21,934
	Glitnir Banki HF	900,000	Buy	(0.340)%	Mar 2011	(3,907)
	Glitnir Banki HF	1,100,000	Buy	(0.290)%	Mar 2012	(786)
	Goldman Sachs
	Group, Inc.	1,100,000	Buy	(0.330)%	Mar 2016	(6,722)
	Health Care Property
	Investors, Inc.	300,000	Buy	(0.610)%	Sep 2011	(5)
	International Lease
	Finance Corporation	1,100,000	Buy	(0.130)%	Mar 2012	1,339
	International Paper
	Company	1,100,000	Buy	(0.500)%	Jun 2012	641
	Istar Financial, Inc.	1,200,000	Buy	(0.100)%	Mar 2008	(5,406)
	Itraxx Europe Hivol
	Series 6 Version 1	2,400,000	Buy	(0.850)%	Dec 2016	(12,216)
	Itraxx Europe Hivol
	Series 6 Version 1	6,500,000	Buy	(0.850)%	Dec 2016	(53,126)
	Itraxx Europe Hivol
	Series 6 Version 1	6,000,000	Buy	(0.850)%	Dec 2016	(49,040)
	Itraxx Europe Hivol
	Series 6 Version 1	800,000	Buy	(0.850)%	Dec 2016	(6,539)
	Itraxx Europe Hivol
	Series 6 Version 1	4,300,000	Buy	(0.850)%	Dec 2016	129,246
	Johnson Controls, Inc.	900,000	Buy	(0.240)%	Mar 2011	1,128
	JP Morgan Chase &
	Company	900,000	Buy	(0.310)%	Mar 2016	3,736
	Kaupthing Banki HF	1,000,000	Buy	(0.490)%	Dec 2011	(4,082)
	Kraft Foods, Inc.	1,300,000	Buy	(0.17)%	Jun 2012	(3,027)
	Landsbanki Islands
	HF	1,000,000	Buy	(0.330)%	Sep 2009	(16)
	Loews Corporation	400,000	Buy	(0.330)%	Mar 2016	(1,654)
	Masco Corporation	300,000	Buy	(0.580)%	Sep 2012	(2,228)
	Meadwestvaco
	Corporation	1,500,000	Buy	(0.580)%	Jun 2012	(22)
	Morgan Stanley	1,000,000	Buy	(0.285)%	Dec 2015	8,078
	Morgan Stanley	1,100,000	Buy	(0.295)%	Dec 2015	(17)
	National Grid PLC	1,700,000	Buy	(0.2075)%	Jun 2011	(5,935)
	Nisource Finance
	Corporation	400,000	Buy	(0.620)%	Sep 2014	(3,275)
	Republic of Turkey	100,000	Buy	(2.700)%	Sep 2010	(4,563)
	Russian Federation	2,300,000	Sell	0.410%	Jun 2007	61,199
	Russian Federation	2,900,000	Sell	0.240%	Feb 2008	(369)
	Ryder System, Inc.	1,100,000	Buy	(0.460)%	Dec 2016	9,654
	Sara Lee Corporation	800,000	Buy	(0.330)%	Sep 2011	(379)
	Sealed Air
	Corporation	1,200,000	Buy	(0.590)%	Sep 2013	(5,861)
	SoftBank Corporation	270,000,000	Buy	(2.300)%	Sep 2007	(8,350)
	Tate & Lyle Public
	Limited Company	400,000	Buy	(0.510)%	Dec 2014	(2,507)
	Viacom, Inc.	300,000	Buy	(0.640)%	Jun 2011	(1,240)

		Notional		(Pay)/Received	Termination	Unrealized
Portfolio	Issuer	Amount	Buy/Sell Protection	Fixed Rate	Date	Appreciation

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

						(Depreciation)

Global Bond, continued

	Weyerhaeuser
	Company	3,000,000	Buy	(0.550)%	Jun 2012	($2,797)

						($1,507,926)

Real Return
Bond

	Centex Corporation	500,000	Buy	(0.57)%	Mar 2012	$13,722
	D.R. Horton, Inc.	500,000	Buy	(0.75)%	Mar 2012	10,254
	Indonesia SP DUB	2,700,000	Sell	0.51%	Dec 2008	5,047
	Masco Corporation	1,000,000	Buy	(0.50)%	Mar 2012	8,120
	Panama SP BRC	2,600,000	Sell	0.30%	Dec 2008	1,651
	Peru SP BRC	1,300,000	Sell	0.35%	Dec 2008	(638)
	Peru SP LSI	1,300,000	Sell	0.37%	Dec 2008	(207)
	Russian Federation	1,000,000	Sell	0.28%	Nov 2007	303
	Russian Federation	1,000,000	Sell	0.24%	Feb 2008	(127)
	Russian Federation	1,300,000	Sell	0.33%	Dec 2008	564
	Russian Federation	1,300,000	Sell	0.33%	Dec 2008	456
	Ukraine SP BRC	1,300,000	Sell	0.78%	Dec 2008	4,653
	Ukraine SP DUB	1,300,000	Sell	0.79%	Dec 2008	4,868

						$48,666

Total Return

	Dow Jones
	CDX.NA.IG.7	14,000,000	Buy	(0.65)%	Dec 2016	($221)
	Dow Jones
	CDX.NA.IG.7	10,000,000	Buy	(0.65)%	Dec 2016	(158)
	Federative Republic
	of Brazil	1,000,000	Sell	1.95%	Apr 2016	44,704
	Ford Motor Credit SP	250,000	Sell	2.70%	Jun 2007	1,264
	Ford Motor Credit SP	600,000	Sell	0.95%	Dec 2007	(842)
	Ford Motor Credit SP	800,000	Sell	0.95%	Dec 2007	(1,122)
	Ford Motor Credit SP	700,000	Sell	0.95%	Dec 2007	(982)
	Indonesia SL LSI	1,300,000	Sell	0.40%	Dec 2008	44
	Republic of Panama	1,400,000	Sell	0.76%	Jan 2012	(814)
	Republic of Panama	700,000	Sell	1.25%	Jan 2017	749
	Russian Federation	100,000	Sell	0.77%	May 2007	505
	Russian Federation	700,000	Sell	0.46%	Jun 2007	486
	Russian Federation	7,000,000	Sell	0.26%	Dec 2007	915
	Russian Federation	5,000,000	Sell	0.31%	Dec 2008	$97
	SoftBank Corporation	140,000,000	Sell	2.30%	Sep 2007	9,674
	United Mexican SP	1,000,000	Sell	0.39%	Jan 2012	(389)
	United Mexican SP	700,000	Sell	0.92%	Mar 2016	14,451

						$68,361

† If the trust is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the trust will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

BBR - Bank Bill Rate
BBSW - Bank Bill Swap
Rate
CBK - Canada Bankers Acceptance
CDI – Brazil Interbank Deposit Rate
FRCPXTOB - French CPI Ex Tobacco
CPTFEMU - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA
TIIE - Tasa de Interes Interbancario de Equilibrio

Currency symbols are defined as follows:

AUD Australian Dollar
BRL Brazilian Real

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

CAD Canadian Dollar
EUR European Currency
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
JPY Japanese Yen
MXN Mexican Peso
USD US Dollar

At March 31, 2007, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

				Net Unrealized
			Unrealized	Appreciation/
Portfolio Name	Aggregate Cost	Unrealized Appreciation	(Depreciation)	(Depreciation)
500 Index Trust	1,287,777,235	319,393,972	(58,799,837)	260,594,135
500 Index Trust B	964,738,039	253,867,608	(47,214,897)	206,652,711
Active Bond Trust	2,953,460,361	26,238,778	(20,769,902)	5,468,877
All Cap Core Trust	635,676,493	37,929,364	(11,655,493)	26,273,872
All Cap Growth Trust	360,287,086	51,078,144	(4,137,346)	46,940,799
All Cap Value Trust	366,280,049	45,626,239	(2,432,321)	43,193,918
American Blue Chip & Growth Trust	169,549,128	35,275,150	-	35,275,150
American Bond Trust	629,210,482	24,032,111	-	24,032,111
American Growth Trust	1,282,380,917	342,131,730	-	342,131,730
American Growth-Income Trust	1,116,323,155	199,699,059	-	199,699,059
American International Trust	835,424,096	256,301,257	-	256,301,257
Blue Chip Growth Trust	2,372,278,185	496,865,710	(44,748,048)	452,117,662
Bond Index Trust A	106,684,483	567,296	(327,475)	239,821
Bond Index Trust B	194,046,234	2,010,561	(2,301,888)	(291,327)
Capital Appreciation Trust	967,421,961	107,292,453	(19,015,332)	88,277,121
Classic Value Trust	71,468,651	6,524,393	(476,988)	6,047,405
Core Bond Trust	277,038,947	953,926	(862,234)	91,693
Core Equity Trust	518,948,632	70,800,269	(16,988,572)	53,811,697
Dynamic Growth Trust	138,104,567	42,619,232	(1,686,625)	40,932,607
Emerging Growth Trust	29,696,749	3,049,452	(3,434,834)	(385,382)
Emerging Small Company Trust	278,951,418	25,531,320	(13,644,543)	11,886,777
Equity Income Trust	2,049,990,037	509,932,798	(39,062,494)	470,870,304
Financial Services Trust	146,743,016	56,130,012	(985,074)	55,144,938
Fundamental Value Trust	1,015,032,194	302,605,330	(11,147,817)	291,457,514
Global Allocation Trust	304,416,452	28,790,982	(3,531,833)	25,259,149
Global Bond Trust	2,015,196,255	23,701,667	(14,646,454)	9,055,213
Global Real Estate Trust	440,246,389	71,497,875	(2,699,769)	68,798,106
Global Trust	354,181,392	86,883,039	(8,702,674)	78,180,365
U.S. Core Trust	922,383,849	77,450,561	(27,166,811)	50,283,750
Growth & Income Trust	1,863,072,079	298,576,217	(17,608,420)	280,967,797
Health Sciences Trust	217,277,307	41,822,772	(14,037,712)	27,785,061
High Income Trust	410,376,687	28,686,783	(4,922,066)	23,764,717
High Yield Trust	1,984,379,745	57,747,200	(21,633,863)	40,467,522
Income & Value Trust	546,440,920	69,632,853	(8,975,123)	60,657,730
Index Allocation Trust	146,859,774	7,794,797	-	7,794,797
International Equity Index Trust B	416,745,723	120,097,732	(4,048,411)	116,049,321
International Equity Trust A	300,442,707	68,758,265	(2,557,152)	66,201,113
International Opportunities Trust	819,010,639	88,083,054	(6,929,980)	81,153,075
International Small Cap Trust	583,547,319	186,362,149	(29,882,949)	156,479,200
International Small Company Trust	259,202,041	49,231,299	(10,800,885)	38,430,414
International Core Trust	1,430,183,067	303,056,102	(6,063,878)	296,992,225
International Value Trust	1,528,798,697	335,496,523	(4,182,113)	331,314,411
Investment Quality Bond Trust	536,544,322	12,122,653	(6,697,935)	5,424,719
Large Cap Trust	216,988,857	24,112,941	(3,565,290)	20,547,651
Large Cap Value Trust	540,148,277	72,626,664	(3,954,112)	68,672,553
Lifestyle Aggressive Trust	542,158,541	75,830,038	(3,473,844)	72,356,194

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

				Net Unrealized
			Unrealized	Appreciation/
Portfolio Name	Aggregate Cost	Unrealized Appreciation	(Depreciation)	(Depreciation)
Lifestyle Balanced Trust	8,181,895,894	893,385,839	(3,106,160)	890,279,680
Lifestyle Conservative Trust	716,668,580	41,271,881	(315,407)	40,956,474
Lifestyle Growth Trust	10,518,250,431	1,100,436,980	(2,395,210)	1,098,041,770
Lifestyle Moderate Trust	1,874,084,509	169,118,587	(1,377,612)	167,740,975
Managed Trust	1,688,489,972	79,411,348	(31,492,736)	47,918,612
Mid Cap Index Trust	1,287,183,377	143,589,635	(23,511,468)	120,078,167
Mid Cap Stock Trust	1,075,329,931	140,977,465	(12,735,671)	128,241,794
Mid Cap Value Trust	446,480,654	106,833,299	(6,467,519)	100,365,780
Mid Cap Value Equity Trust	131,696,337	11,479,813	(2,556,197)	8,923,616
Mid Value Trust	194,116,994	27,874,831	(5,000,815)	22,874,017
Natural Resources Trust	892,814,046	344,805,560	(7,328,321)	337,477,238
Overseas Equity Trust	574,248,132	101,429,229	(6,451,432)	94,977,797
Pacific Rim Trust	185,544,178	36,998,655	(2,524,619)	34,474,036
Quantitative All Cap Trust	319,553,052	25,734,131	(7,059,925)	18,674,206
Quantitative Mid Cap Trust	32,249,539	-	2,287,554	2,287,554
Quantitative Value Trust	553,889,975	36,264,761	(10,014,856)	26,249,905
Real Estate Equity Trust	266,079,578	36,529,060	(670,205)	35,858,854
Real Estate Securities Trust	759,368,200	168,268,013	(2,668,100)	165,599,912
Real Return Bond Trust	2,149,811,437	1,960,697	(3,943,537)	(1,982,840)
Science & Technology Trust	408,980,091	37,247,784	(8,369,531)	28,878,254
Short Term Bond Trust	302,880,198	1,006,285	(1,460,927)	(454,641)
Small Cap Growth Trust	282,625,046	40,233,056	(7,907,773)	32,325,284
Small Cap Index Trust	503,113,429	102,908,269	(21,820,271)	81,087,998
Small Cap Opportunities Trust	426,130,914	83,526,003	(13,412,890)	70,113,113
Small Cap Trust	261,234,110	27,161,683	(4,370,060)	22,791,623
Small Cap Value Trust	424,812,272	70,497,416	(11,144,712)	59,352,705
Small Company Growth Trust	113,041,245	16,763,046	(2,443,374)	14,319,672
Small Company Trust	59,549,985	9,111,935	(1,425,986)	7,685,948
Small Company Value Trust	631,929,820	247,027,621	(24,116,423)	222,911,198
Special Value Trust	142,155,841	14,087,103	(2,994,924)	11,092,179
Spectrum Income Trust	974,088,505	31,974,860	(3,937,335)	28,037,525
Strategic Bond Trust	852,429,845	11,503,864	(5,524,901)	5,978,963
Strategic Income Trust	436,461,595	7,229,519	(3,431,987)	3,797,532
Total Return Trust	2,248,200,440	8,252,867	(9,780,327)	(1,527,460)
Total Stock Market Index Trust	395,489,706	111,142,046	(10,684,867)	100,457,179
US Global Leaders Growth Trust	686,390,806	40,776,529	(15,015,788)	25,760,741
US Government Securities Trust	718,658,078	625,129	(3,019,709)	(2,214,996)
US High Yield Bond Trust	382,830,307	7,184,063	(367,025)	6,817,038
US Large Cap Trust	932,555,845	115,479,689	(18,463,185)	97,016,504
US Multi Sector Trust	1,486,045,388	104,000,514	(29,244,947)	74,755,567
Utilities Trust	220,847,729	42,018,018	(771,342)	41,246,676
Value & Restructuring Trust	338,109,988	56,985,304	(10,536,297)	46,449,008
Value Trust	299,169,381	60,109,858	(3,927,618)	56,182,240
Vista Trust	117,962,046	19,661,182	(647,179)	19,014,003

For information regarding the Trust’s policy regarding valuation of investments, significant accounting policies and other disclosures, please refer to the Trust’s most recent Annual Report dated December 31, 2006.

At March 31, 2007, certain Trusts entered into forward foreign currency contracts, which contractually obligate the Trusts to deliver currencies at future dates. Open forward foreign currency contracts as of March 31, 2007 were as follows:

		Principal Amount Covered by	Settlement	Unrealized Appreciation/
Portfolio	Currency	Contract	Date	(Depreciation)

Global Allocation	Buys

	Australian Dollar	1,810,000	May 2007	$76,873
	Euro	2,525,000	May 2007	93,909
	Japanese Yen	671,188,240	May 2007	232,978

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

		Principal Amount Covered by	Settlement	Unrealized Appreciation/
Portfolio	Currency	Contract	Date	(Depreciation)

Global Allocation, continued

	Japanese Yen	355,471,000	May 2007	$ 117,846
	Japanese Yen	2,906,500,000	May 2007	(158,793)
	Pound Sterling	715,000	May 2007	796
	Singapore Dollar	13,420,000	May 2007	181,212
	Swedish Krona	93,850,000	May 2007	66,952
	Swedish Krona	14,450,000	May 2007	8,077
	Swiss Franc	12,900,000	May 2007	117,580
	Swiss Franc	7,027,841	May 2007	52,271
	Swiss Franc	2,260,000	May 2007	42,011
				$831,712

	Sells

	Australian Dollar	2,929,666	May 2007	($144,236)
	Canadian Dollar	1,833,221	May 2007	17,152
	Euro	5,521,229	May 2007	(236,826)
	Euro	18,144,876	May 2007	(684,434)
	Euro	5,773,540	May 2007	(111,877)
	Euro	2,181,570	May 2007	(64,004)
	Pound Sterling	11,756,902	May 2007	(434,817)
	Pound Sterling	1,623,563	May 2007	(9,871)
	Singapore Dollar	5,340,315	May 2007	(54,448)
				($1,723,361)

Global Bond	Buys

	Australian Dollar	25,724,000	Apr 2007	$1,113,402
	Australian Dollar	324,329	Apr 2007	306
	Brazilian Real	695,101	May 2007	19,991
	Brazilian Real	1,052,786	May 2007	42,910
	Brazilian Real	439,100	Jun 2007	13,155
	Brazilian Real	999,525	Jun 2007	38,192
	Brazilian Real	1,000,551	Jun 2007	38,331
	Brazilian Real	1,006,107	Jun 2007	38,342
	Brazilian Real	1,007,032	Jun 2007	38,780
	Brazilian Real	1,747,887	Mar 2008	8,625
	Canadian Dollar	481,000	Apr 2007	6,249
	Canadian Dollar	11,296,000	Apr 2007	145,230
	Chilean Peso	10,092,664	May 2007	(441)
	Chilean Peso	10,094,390	May 2007	(438)
	Chilean Peso	9,812,946	May 2007	(409)
	Chilean Peso	27,900,000	Jun 2007	(1,083)
	Chilean Peso	102,553,000	Nov 2007	3,105
	Euro	749,000	Apr 2007	1,570
	Euro	1,204,000	Apr 2007	5,100
	Euro	1,700,000	Apr 2007	6,212
	Euro	792,000	Apr 2007	6,419
	Mexican Peso	30,672,758	Apr 2007	(61,636)
	Mexican Peso	39,675,659	Apr 2007	(32,320)
	Mexican Peso	30,120,845	Apr 2007	(6,615)
	Mexican Peso	536,500	Apr 2007	291
	Mexican Peso	536,500	Apr 2007	304
	Mexican Peso	1,158,000	Apr 2007	318
	New Taiwan Dollar	15,696,614	May 2007	588
	New Taiwan Dollar	14,793,000	May 2007	757
	New Taiwan Dollar	15,378,643	May 2007	942
	New Taiwan Dollar	15,408,605	May 2007	1,000
	South African Rand	1,071,000	Jun 2007	(3,404)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

		Principal Amount Covered by	Settlement	Unrealized Appreciation/
Portfolio	Currency	Contract	Date	(Depreciation)

Global Bond, continued

	South Korean Won	513,091,000	May 2007	($3,202)
	South Korean Won	1,189,705,000	May 2007	(5,010)
	South Korean Won	232,800,000	Jun 2007	803
	South Korean Won	352,366,000	Sep 2007	1,187
	Yuan Renminbi	10,534,216	May 2007	(2,632)
	Yuan Renminbi	11,887,000	May 2007	(2,566)
	Yuan Renminbi	7,978,065	May 2007	(1,912)
	Yuan Renminbi	6,798,000	May 2007	(1,814)
	Yuan Renminbi	4,664,000	May 2007	(1,719)
	Yuan Renminbi	5,473,000	May 2007	(1,321)
	Yuan Renminbi	2,656,588	May 2007	(664)
	Yuan Renminbi	3,421,000	May 2007	(507)
	Yuan Renminbi	22,043,491	Aug 2007	57,876
	Yuan Renminbi	23,803,512	Aug 2007	59,698
	Yuan Renminbi	19,388,451	Sep 2007	54,999
	Yuan Renminbi	20,934,036	Sep 2007	59,030
	Yuan Renminbi	18,591,580	Nov 2007	8,352
	Yuan Renminbi	21,572,850	Nov 2007	10,657
	Yuan Renminbi	50,196,400	Nov 2007	45,268
	Yuan Renminbi	57,071,385	Jan 2008	(23,866)
	Yuan Renminbi	8,145,800	Jan 2008	(3,331)
	Yuan Renminbi	6,753,539	Jan 2008	(960)
	Yuan Renminbi	1,620,080	Jan 2008	(707)
	Yuan Renminbi	5,029,820	Jan 2008	(549)
	Yuan Renminbi	1,969,700	Jan 2008	(298)
	Yuan Renminbi	5,029,819	Jan 2008	(162)
	Yuan Renminbi	4,925,966	Jan 2008	(158)
	Yuan Renminbi	19,014,928	Mar 2008	(5,337)
	Yuan Renminbi	14,938,350	Mar 2008	(5,317)
	Yuan Renminbi	15,093,448	Mar 2008	(5,088)
	Yuan Renminbi	5,839,092	Mar 2008	224
	Yuan Renminbi	5,339,950	Mar 2008	904
	Yuan Renminbi	5,932,440	Mar 2008	2,001
	Yuan Renminbi	5,988,610	Mar 2008	2,689
	Yuan Renminbi	5,910,398	Mar 2008	2,984
	Yuan Renminbi	11,490,572	Mar 2008	3,769
	Yuan Renminbi	11,396,144	Mar 2008	3,844
	Yuan Renminbi	11,913,664	Mar 2008	6,680
	Yuan Renminbi	9,197,120	Mar 2009	(122,851)
				$1,554,769

	Sells

	Australian Dollar	13,544,826	Apr 2007	($141,611)
	Brazilian Real	1,747,887	May 2007	($10,065)
	Canadian Dollar	10,200,000	Apr 2007	(74,274)
	Canadian Dollar	3,095,000	Apr 2007	(11,572)
	Danish Kroner	6,412,000	Jun 2007	(14,988)
	Japanese Yen	595,867,000	May 2007	(18,334)
	Japanese Yen	335,625,454	May 2007	15,465
	Mexican Peso	102,700,262	Apr 2007	20,023
	New Zealand Dollar	25,507,978	Apr 2007	(1,121,364)
	New Zealand Dollar	15,919,681	Apr 2007	(200,488)
	New Zealand Dollar	11,619,100	Apr 2007	18,970
	Polish Zloty	343,621	Apr 2007	(4,024)
	Polish Zloty	249,379	Apr 2007	(2,917)
	Polish Zloty	593,000	Mar 2008	(1,212)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

		Principal Amount Covered by	Settlement	Unrealized Appreciation/
Portfolio	Currency	Contract	Date	(Depreciation)

Global Bond, continued	Sells

	Pound Sterling	9,377,000	Apr 2007	($221,626)
	Pound Sterling	1,232,000	Apr 2007	(32,562)
	Pound Sterling	508,000	Apr 2007	(2,542)
	Yuan Renminbi	5,029,820	May 2007	2,796
	Yuan Renminbi	4,925,966	May 2007	3,074
	Yuan Renminbi	5,029,819	May 2007	3,182
	Yuan Renminbi	6,753,539	May 2007	4,907
				($1,789,160)

Global Real Estate Trust	Buys

	Japanese Yen	295,605,000.00	Apr 2007	$7,835
	Japanese Yen	295,605,000.00	Apr 2007	7,835
				$15,670
	Sells

	Australian Dollar	40,019,077.68	Apr 2007	($252,047)
	Canadian Dollar	11,414,454.11	Apr 2007	(77,244)
	Danish Krone	1,013,072.95	Apr 2007	(5,856)
	Euro Currency	46,458,416.13	Apr 2007	(303,859)
	Hong Kong Dollar	33,885,642.52	Apr 2007	11,720
	Japanese Yen	78,214,365.81	Apr 2007	(406,489)
	Norwegian Krone	3,549,620.82	Apr 2007	(26,462)
	Philippine Peso	2,422,735.75	Apr 2007	(351)
	Pound Sterling	62,809,228.50	Apr 2007	(236,435)
	Singapore Dollar	13,402,640.26	Apr 2007	(3,655)
	South African Rand	2,196,542.96	Apr 2007	19,477
	Swedish Krona	2,638,592.37	Apr 2007	(2,195)
				($1,283,396)

High Income	Sells

	Canadian Dollar	13,680,000	Jun 2007	($69,896)
	Pound Sterling	380,000	Jun 2007	(9,338)
				($79,234)

Income and Value	Buys

	Euro	150,000.00	Apr 2007	($4,171)
	Japanese Yen	22,897,500.00	Apr 2007	(1,470)
	Japanese Yen	5,442,750.00	Jul 2007	514
	Pound Sterling	25,000.00	Jul 2007	(2,849)
				($7,976)

International Core	Buys

	Japanese Yen	1,377,068,866.00	May-07	$193,041
	Japanese Yen	1,377,068,865.00	May-07	190,154
	Japanese Yen	1,377,068,865.00	May-07	188,039
	Japanese Yen	1,377,068,865.00	May-07	175,884
	Japanese Yen	1,377,068,865.00	May-07	181,583
	Japanese Yen	1,377,068,865.00	May-07	127,515
	Japanese Yen	1,377,068,865.00	May-07	179,720
	Japanese Yen	577,777,000.00	May-07	(63,733)
	New Zealand Dollar	975,800.00	May-07	20,392
	New Zealand Dollar	975,800.00	May-07	20,763
	New Zealand Dollar	975,800.00	May-07	21,069
	New Zealand Dollar	975,800.00	May-07	19,789
	New Zealand Dollar	975,800.00	May-07	19,820
	Norwegian Krone	23,971,992.00	May-07	42,469
	Norwegian Krone	23,971,994.00	May-07	41,679

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

		Principal Amount Covered by	Settlement	Unrealized Appreciation/
Portfolio	Currency	Contract	Date	(Depreciation)

International Core, continued	Buys

	Norwegian Krone	23,971,994.00	May-07	$42,027
	Norwegian Krone	23,971,994.00	May-07	32,019
	Norwegian Krone	23,971,994.00	May-07	40,557
	Norwegian Krone	23,971,994.00	May-07	45,206
	Norwegian Krone	23,971,994.00	May-07	43,360
	Pound Sterling	13,827,000.00	May-07	581,453
	Swedish Krona	16,537,000.00	May-07	17,867
	Swedish Krona	45,716,578.00	May-07	19,022
	Swedish Krona	45,716,577.00	May-07	21,402
	Swedish Krona	45,716,577.00	May-07	19,444
	Swedish Krona	45,716,577.00	May-07	6,771
	Swedish Krona	45,716,577.00	May-07	14,379
	Swedish Krona	45,716,577.00	May-07	27,121
	Swedish Krona	45,716,577.00	May-07	25,437
	Swiss Franc	20,121,754.00	May-07	280,359
	Swiss Franc	20,121,756.00	May-07	287,155
	Swiss Franc	20,121,756.00	May-07	283,217
	Swiss Franc	20,121,756.00	May-07	251,164
	Swiss Franc	20,121,756.00	May-07	288,770
	Swiss Franc	20,121,756.00	May-07	274,815
	Swiss Franc	20,121,756.00	May-07	275,015
				$4,234,744

	Sells

	Australian Dollar	2,464,252	May 2007	($108,458)
	Australian Dollar	1,231,306	May 2007	(52,622)
	Australian Dollar	2,084,554	May 2007	(68,745)
	Australian Dollar	2,084,827	May 2007	(68,470)
	Australian Dollar	2,085,407	May 2007	(67,890)
	Australian Dollar	2,085,628	May 2007	(67,669)
	Australian Dollar	2,084,047	May 2007	(69,250)
	Australian Dollar	2,087,973	May 2007	(65,324)
	Australian Dollar	2,086,682	May 2007	(66,615)
	Australian Dollar	6,237,227	May 2007	(310,240)
	Canadian Dollar	634,547	May 2007	(6,727)
	Canadian Dollar	634,492	May 2007	(6,783)
	Canadian Dollar	635,249	May 2007	(6,027)
	Canadian Dollar	635,498	May 2007	(5,778)
	Canadian Dollar	635,539	May 2007	(5,737)
	Danish Krone	440,343	May 2007	(7,596)
	Danish Krone	414,458	May 2007	(7,131)
	Danish Krone	415,435	May 2007	(6,154)
	Danish Krone	440,366	May 2007	(7,572)
	Danish Krone	440,639	May 2007	(7,299)
	Danish Krone	441,106	May 2007	(6,833)
	Euro Currency	13,141,161	May 2007	(216,307)
	Euro Currency	13,141,035	May 2007	(216,437)
	Euro Currency	13,143,875	May 2007	(213,597)
	Euro Currency	13,170,213	May 2007	(187,259)
	Euro Currency	13,144,054	May 2007	(213,418)
	Euro Currency	13,167,412	May 2007	(190,059)
	Euro Currency	13,157,009	May 2007	(200,463)
	Euro Currency	9,270,463	May 2007	(183,494)
	Hong Kong Dollar	1,453,363	May 2007	2,155
	Hong Kong Dollar	1,453,512	May 2007	2,304
	Hong Kong Dollar	1,453,549	May 2007	2,342

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

		Principal Amount Covered by	Settlement	Unrealized Appreciation/
Portfolio	Currency	Contract	Date	(Depreciation)

International Core, continued	Sells

	Hong Kong Dollar	1,453,475	May 2007	$2,267
	Hong Kong Dollar	1,453,549	May 2007	2,342
	Hong Kong Dollar	1,453,717	May 2007	2,510
	Hong Kong Dollar	1,453,269	May 2007	2,062
	Hong Kong Dollar	3,022,048	May 2007	1,072
	Japanese Yen	7,578,628	May 2007	(119,483)
	Japanese Yen	3,624,569	May 2007	(33,632)
	Pound Sterling	13,167,997	May 2007	(75,679)
	Pound Sterling	13,164,017	May 2007	(79,662)
	Pound Sterling	13,172,139	May 2007	(71,540)
	Hong Kong Dollar	1,453,363	May 2007	2,155
	Pound Sterling	13,185,773	May 2007	(57,906)
	Pound Sterling	13,165,955	May 2007	(77,724)
	Pound Sterling	13,169,656	May 2007	(74,023)
	Pound Sterling	13,184,864	May 2007	(58,815)
	Pound Sterling	1,431,740	May 2007	(12,801)
	Swedish Krona	4,207,336	May 2007	(49,174)
	Swiss Franc	6,656,249	May 2007	(50,125)
				(3,383,464)
International Equity Index Trust A	Buys

	Australian Dollar	371,000.00	Jun 2007	$1,966
	Canadian Dollar	387,000.00	Jun 2007	1,870
	Euro	1,675,000.00	Jun 2007	10,146
	Pound Sterling	912,000.00	Jun 2007	4,170
	Hong Kong Dollar	788,000.00	Jun 2007	(63)
	Japanese Yen	185,000,000.00	Jun 2007	2,258
	Swedish Krona	1,400,000.00	Jun 2007	92
				$20,439

International Equity Index Trust B	Buys

	Australian Dollar	247,000.00	Jun 2007	$1,309
	Canadian Dollar	254,000.00	Jun 2007	1,227
	Euro	1,106,000.00	Jun 2007	6,699
	Pound Sterling	798,000.00	Jun 2007	3,648
	Hong Kong Dollar	1,766,000.00	Jun 2007	(141)
	Japanese Yen	185,000,000.00	Jun 2007	2,258
	Swedish Krona	1,400,000.00	Jun 2007	92
				$15,094

Investment Quality Bond	Sells

	Brazilian Real	1,046,615	Jun 2007	($29,019)
				($29,019)

Overseas	Sells

	Euro	1,978,000	Apr 2007	($47,477)
				($47,477)

Real Return Bond	Buys

	Japanese Yen	33,283,000	May 2007	($171)
	Polish Zloty	83,687	Apr 2007	979
	Polish Zloty	115,313	Apr 2007	1,350
	Polish Zloty	199,000	Sep 2007	261
	Pound Sterling	142,000	Apr 2007	5,458
	Swiss Franc	3,401,000	Jun 2007	15,505
	Yuan Renminbi	14,131,443	Jan 2008	25,076
	Yuan Renminbi	70,021,485	Jan 2008	109,181

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

		Principal Amount Covered by	Settlement	Unrealized Appreciation/
Portfolio	Currency	Contract	Date	(Depreciation)

Real Return Bond, continued	Buys

	Yuan Renminbi	10,116,828	Mar 2008	$3,886
	Yuan Renminbi	24,759,630	Mar 2008	14,329
	Yuan Renminbi	24,759,630	Mar 2008	3,967
	Yuan Renminbi	24,910,225	Mar 2008	(19,508)
	Yuan Renminbi	31,373,250	Mar 2009	(9,369)
	Yuan Renminbi	12,513,900	Mar 2009	(8,730)
				$142,214

	Sells

	Canadian Dollar	1,076,859	Apr 2007	($16,199)
	Euro	5,922,765	Apr 2007	(14,795)
	Euro	29,779,470	Apr 2007	(48,903)
	Japanese Yen	1,226,000	May 2007	821
	Polish Zloty	68,597	Apr 2007	(264)
	Pound Sterling	214,450	Apr 2007	(4,045)
	Pound Sterling	91,405	Apr 2007	(1,111)
	Pound Sterling	432,318	Apr 2007	(8,611)
	Pound Sterling	1,302,935	Apr 2007	(15,913)
	Pound Sterling	4,817,744	Apr 2007	(34,436)
				($143,456)

Spectrum Income	Buys

	Australian Dollar	352,156	May 2007	$12,559
	Brazilian Real	1,259,730	Apr 2007	13,742
	Brazilian Real	1,929,554	May 2007	16,805
	Canadian Dollar	157,252	May 2007	377
	Czech Koruna	4,508,860	May 2007	8,356
	Danish Kroner	1,635,120	May 2007	8,609
	Euro	9,664,168	May 2007	184,549
	Hungarian Forint	51,477,303	May 2007	14,342
	Indian Rupee	38,616,800	Apr 2007	24,366
	Indian Rupee	89,672,800	May 2007	46,217
	Japanese Yen	1,943,551,614	May 2007	306,140
	Malaysian Ringgit	478,295	May 2007	772
	Mexican Peso	1,623,986	May 2007	1,673
	South African Rand	214,240	May 2007	(102)
	South Korean Won	636,600,000	May 2007	(5,201)
	Norwegian Krone	1,501,394	May 2007	4,649
	Polish Zloty	418,662	May 2007	3,799
	Pound Sterling	1,957,577	May 2007	44,599
	Singapore Dollar	489,028	May 2007	4,231
	Swedish Krona	7,621,407	May 2007	5,085
	Turkish Lira	43,500	May 2007	748
				$696,317

	Sells

	Brazilian Real	1,126,000	Apr 2007	($64,933)
	Brazilian Real	1,710,000	May 2007	(47,492)
	Brazilian Real	670,329	Jun 2007	(26,097)
	Canadian Dollar	2,112,865	May 2007	(34,679)
	Euro	7,713,759	May 2007	(58,338)
	Japanese Yen	2,548,060	May 2007	(23,511)
	Japanese Yen	691,988	May 2007	7,205
	Mexican Peso	1,339,743	May 2007	5,684
	Mexican Peso	2,579,682	May 2007	1,238
	Polish Zloty	1,451,815	May 2007	(37,129)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

		Principal Amount Covered by	Settlement	Unrealized Appreciation/
Portfolio	Currency	Contract	Date	(Depreciation)

Spectrum Income, continued	Sells

	Polish Zloty	1,614,449	May 2007	($15,115)
	Polish Zloty	1,052,014	Jun 2007	(5,674)
	Pound Sterling	2,738,603	May 2007	(31,397)
	Turkish Lira	1,155,727	Apr 2007	(70,109)
	Turkish Lira	1,806,776	May 2007	(34,041)
	South African Rand	314,254	May 2007	(1,006)
				($435,396)

Strategic Income	Buys

	Canadian Dollar	10,731,735	Jun 2007	$33,060
	Canadian Dollar	8,095,282	Jun 2007	40,218
	Euro	15,400,000	Jun 2007	70,532
	Euro	5,700,000	Jun 2007	31,460
	Euro	3,700,000	Jun 2007	13,690
	New Zealand Dollar	7,400,000	Jun 2007	(5,963)
				$182,997

	Sells

	Australian Dollar	2,781,969	Jun 2007	($10,277)
	Australian Dollar	5,651,805	Jun 2007	(5,423)
	Canadian Dollar	61,502,367	Jun 2007	(371,888)
	Canadian Dollar	3,700,000	Jun 2007	(15,105)
	Canadian Dollar	3,200,000	Jun 2007	(15,300)
	Euro	9,656,208	Jun 2007	(6,595)
	Euro	41,610,523	Jun 2007	(178,415)
	New Zealand Dollar	4,548,940	Jun 2007	(1,958)
	New Zealand Dollar	14,540,800	Jun 2007	(22,073)
	Pound Sterling	5,634,700	Jun 2007	(71,306)
				($698,340)

Total Return	Buys

	Australian Dollar	3,375,000.00	Apr-07	$35,285
	Brazilian Real	4,747,167.00	May-07	122,542
	Brazilian Real	2,211,220.00	May-07	55,861
	Brazilian Real	3,527,660.00	May-07	106,647
	Brazilian Real	17,199,395.80	May-07	424,956
	Brazilian Real	773,914.40	Jun-07	22,731
	Brazilian Real	1,195,001.00	Jun-07	40,285
	Brazilian Real	712,818.80	Jun-07	20,791
	Brazilian Real	1,914,455.30	Jun-07	61,278
	Brazilian Real	1,193,776.00	Jun-07	40,124
	Brazilian Real	3,956,120.05	Jun-07	36,229
	Brazilian Real	2,766,013.93	Oct-07	(10,510)
	Brazilian Real	27,685,442.80	Mar-08	(12,618)
	Canadian Dollar	501,000.00	Apr-07	6,441
	Chilean Peso	132,236,501.00	May-07	(6,507)
	Chilean Peso	128,549,597.00	May-07	(6,108)
	Chilean Peso	132,213,902.00	May-07	(6,554)
	Chilean Peso	40,084,250.00	Jun-07	(1,791)
	Euro	1,897,000.00	Apr-07	4,052
	Indian Rupee	2,660,050.00	May-07	1,393
	Indian Rupee	21,759,000.00	Jun-07	10,447
	Mexican Peso	2,007,631.00	Apr-07	1,089
	Mexican Peso	16,019,219.50	Apr-07	(22,394)
	Mexican Peso	9,973,388.40	Apr-07	(5,756)
	Mexican Peso	28,000,238.90	Mar-08	(7,717)

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

		Principal Amount Covered by	Settlement	Unrealized Appreciation/
Portfolio	Currency	Contract	Date	(Depreciation)

Total Return, continued	Buys

	New Taiwan Dollar	6,984,000.00	May-07	$357
	New Taiwan Dollar	7,410,300.00	May-07	277
	New Taiwan Dollar	7,274,192.00	May-07	472
	New Taiwan Dollar	7,260,089.00	May-07	445
	New Zealand Dollar	988,000.00	Apr-07	12,443
	Polish Zloty	2,052,466.00	Apr-07	24,011
	Polish Zloty	2,828,107.00	Apr-07	33,117
	Polish Zloty	4,880,573.00	Sep-07	6,402
	Singapore Dollar	1,800,450.50	Apr-07	10,867
	Singapore Dollar	5,887,000.08	Jul-07	32,288
	Singapore Dollar	552,000.00	Sep-07	3,625
	South African Rand	69,786.00	May-07	410
	South African Rand	69,786.00	May-07	410
	South African Rand	573,000.00	Jun-07	(1,821)
	South Korean Won	1,649,017,000.00	May-07	(5,872)
	South Korean Won	823,229,000.00	May-07	(2,622)
	South Korean Won	292,285,000.00	May-07	(2,487)
	South Korean Won	762,833,000.00	May-07	(3,731)
	South Korean Won	571,400,000.00	Jun-07	1,970
	Yuan Renminbi	2,305,050.00	Sep-07	6,680
	Yuan Renminbi	19,207,894.50	Nov-07	22,956
	Yuan Renminbi	9,010,800.00	Nov-07	10,983
	Yuan Renminbi	2,089,027.00	Jan-08	(10)
	Yuan Renminbi	2,089,027.00	Jan-08	259
	Yuan Renminbi	4,715,846.00	Jan-08	889
	Yuan Renminbi	2,019,648.00	Jan-08	344
	Yuan Renminbi	2,089,027.00	Jan-08	259
				$1,063,118

	Sells

	Brazilian Real	13,381,074.34	May-07	$10,986
	Euro	16,893,300.04	Apr-07	(27,742)
	Japanese Yen	4,551,499.88	May-07	2,737
	Japanese Yen	6,276,903.39	May-07	(187,951)
	Mexican Peso	2,539,819.39	Apr-07	7,186
	New Taiwan Dollar	655,000.00	May-07	(1,803)
	Polish Zloty	1,682,376.08	Apr-07	(6,474)
	Pound Sterling	3,032,361.72	Apr-07	(14,768)
	Pound Sterling	3,260,039.28	Apr-07	(23,302)
	Pound Sterling	59,823.65	Apr-07	(1,198)
	Singapore Dollar	625,000.00	Apr-07	(2,141)
	South Korean Won	2,155,000.00	Apr-07	911
	South Korean Won	1,507,000.00	May-07	809
	South Korean Won	132,039.43	Sep-07	(418)
	Yuan Renminbi	595,000.00	Nov-07	675
				($242,493)

Utilities	Buys

	Euro	29,626.00	Apr-07	$201
	Euro	167,727.00	Apr-07	1,168
	Euro	22,160.00	May-07	160
	Euro	69,715.00	Jun-07	(119)
	Euro	129,651.00	Jun-07	249
	Euro	37,809.00	Jun-07	164
	Euro	147,564.00	Jun-07	243

JOHN HANCOCK TRUST
Notes to Financial Statements – continued (Unaudited)

		Principal Amount Covered by	Settlement	Unrealized Appreciation/
Portfolio	Currency	Contract	Date	(Depreciation)

Utilities, continued	Buys

	Pound Sterling	102,962.00	Apr-07	$1,940
	Pound Sterling	29,064.00	Apr-07	(38)
	Pound Sterling	102,541.00	Apr-07	4,754
				$8,722

	Sells

	Euro	18,506.00	May-07	($59)
	Euro	129,477.00	May-07	(705)
	Euro	596,562.00	May-07	(3062)
	Euro	28,338.00	May-07	(154)
	Euro	730,264.00	May-07	(3966)
	Euro	16,595,264.00	Jun-07	(78857)
	Euro	256,875.00	Jun-07	(1025)
	Euro	8,163.00	Jun-07	(10)
	Pound Sterling	2,215,174.00	Apr-07	(16392)
	Pound Sterling	14,165.00	Apr-07	(52)
	Pound Sterling	224,383.00	Apr-07	(2769)
	Pound Sterling	930,850.00	Apr-07	(3255)
	Pound Sterling	75,783.00	Apr-07	(174)
				($110,480)

Vista	Buys

	Swiss Franc	397,002	Apr 2007	$561
				$561
	Sells

	Japanese Yen	1,857,241	Apr 2007	$11,918
	Norwegian Krone	1,623,443	Apr 2007	(1,410)
	Pound Sterling	20,306	Mar 2007	50
	Pound Sterling	1,546,301	Apr 2007	(4,121)
	Swiss Franc	327,457	Apr 2007	(787)
				5,650

JHT has five master-feeder funds which invest exclusively in Class 2 shares of the American Growth Fund, the American International Fund, the American Blue Chip Income and Growth Fund, the American Growth-Income Fund, and the American Bond Fund, each of which are series of American Fund Insurance Series (“AFIS”). Form N-Q for the period ended March 31, 2007 for the AFIS master funds was filed under CIK number 0000729528, file # 811-03857 on or before May 30, 2007.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.